EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.0%)
Invesco DB Precious Metals Fund‡	362,390	$19,405,985
iShares Gold Trust*	296,500	12,455,965

Total Commodity		31,861,950

Equity (3.5%)
iShares China Large-Cap ETF(x)	67,185	1,617,143
iShares International Developed Property ETF‡	140,710	3,995,474
iShares MSCI EAFE Small-Cap ETF	109,870	6,958,067
SPDR S&P Emerging Asia Pacific ETF(x)	15,550	1,612,291
SPDR S&P Emerging Markets SmallCap ETF	37,945	2,117,331

Total Equity		16,300,306

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	100,960	9,053,083

Total Exchange Traded Funds (12.5%) (Cost $46,965,843)		57,215,339

INVESTMENT COMPANIES:
Alternatives (13.3%)
1290 VT Convertible Securities Portfolio‡	1,407,372	12,979,948
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,936,984	24,251,844
1290 VT Natural Resources Portfolio‡	714,461	7,307,637
1290 VT Real Estate Portfolio‡	2,857,596	16,375,755

Total Alternatives		60,915,184

Equity (55.1%)
1290 VT Equity Income Portfolio‡	1,928,093	9,849,026
1290 VT GAMCO Small Company Value Portfolio‡	383,995	28,896,927
1290 VT SmartBeta Equity ESG Portfolio‡	612,284	11,287,848
EQ/AB Small Cap Growth Portfolio‡	1,551,321	28,377,973
EQ/Emerging Markets Equity PLUS Portfolio‡	1,093,868	9,692,146
EQ/International Equity Index Portfolio‡	1,094,102	12,572,698
EQ/Invesco Comstock Portfolio‡	896,478	19,637,636
EQ/Janus Enterprise Portfolio‡	211,366	4,854,260
EQ/JPMorgan Growth Stock Portfolio*‡	393,199	27,266,668
EQ/JPMorgan Value Opportunities Portfolio‡	845,858	17,357,961
EQ/Loomis Sayles Growth Portfolio*‡	2,462,899	28,660,964
EQ/MFS International Growth Portfolio‡	4,748,432	36,222,624
EQ/Value Equity Portfolio‡	734,682	17,318,930

Total Equity		251,995,661

Fixed Income (19.0%)
1290 Diversified Bond Fund‡	843,782	7,298,713
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,121,321	9,676,266
1290 VT High Yield Bond Portfolio‡	1,559,961	13,822,166
EQ/Core Plus Bond Portfolio‡	6,105,926	21,199,187
EQ/Intermediate Government Bond Portfolio‡	406,194	3,855,067
EQ/PIMCO Global Real Return Portfolio‡	2,051,779	15,377,751
EQ/PIMCO Ultra Short Bond Portfolio‡	766,361	7,587,254
Multimanager Core Bond Portfolio‡	941,317	8,011,541

Total Fixed Income		86,827,945

Total Investment Companies (87.4%) (Cost $396,408,995)		399,738,790

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	791,060	791,060

Total Investment Companies		5,791,060

Total Short-Term Investments (1.3%) (Cost $5,791,060)		5,791,060

Total Investments in Securities (101.2%) (Cost $449,165,898)		462,745,189
Other Assets Less Liabilities (-1.2%)		(5,392,841)

Net Assets (100%)		$457,352,348

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $9,467,551. This was collateralized by $3,908,615 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/2/24 – 11/15/53 and by cash of $5,791,060 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund	362,390	18,530,951	—	(453,050)	25,502	1,302,582	19,405,985	—	—
Equity
iShares International Developed Property ETF	140,710	4,033,241	—	—	—	(37,767)	3,995,474	14,512	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,407,372	13,153,121	18,282	(408,643)	746	216,442	12,979,948	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,936,984	24,488,777	27,424	(612,964)	(220)	348,827	24,251,844	—	—
1290 VT Natural Resources Portfolio	714,461	7,203,014	10,446	(233,510)	(5,101)	332,788	7,307,637	—	—
1290 VT Real Estate Portfolio	2,857,596	17,118,959	23,505	(525,398)	(3,272)	(238,039)	16,375,755	—	—
Equity
1290 VT Equity Income Portfolio	1,928,093	9,489,848	10,446	(233,510)	4,565	577,677	9,849,026	—	—
1290 VT GAMCO Small Company Value Portfolio	383,995	27,653,347	39,175	(875,663)	23,059	2,057,009	28,896,927	—	—
1290 VT SmartBeta Equity ESG Portfolio	612,284	10,814,160	14,364	(321,076)	(121)	780,521	11,287,848	—	—
EQ/AB Small Cap Growth Portfolio	1,551,321	27,101,539	52,234	(1,167,551)	(16,279)	2,408,030	28,377,973	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,093,868	9,867,717	11,753	(262,699)	(531)	75,906	9,692,146	—	—
EQ/International Equity Index Portfolio	1,094,102	12,045,465	14,364	(321,076)	12,395	821,550	12,572,698	—	—
EQ/Invesco Comstock Portfolio	896,478	18,505,411	24,811	(554,587)	16,080	1,645,921	19,637,636	—	—
EQ/Janus Enterprise Portfolio	211,366	4,531,797	2,612	(58,378)	(169)	378,398	4,854,260	—	—
EQ/JPMorgan Growth Stock Portfolio*	393,199	24,051,564	30,035	(671,342)	5,498	3,850,913	27,266,668	—	—
EQ/JPMorgan Value Opportunities Portfolio	845,858	16,650,217	26,116	(583,775)	(507)	1,265,910	17,357,961	—	—
EQ/Loomis Sayles Growth Portfolio*	2,462,899	26,117,726	30,034	(671,342)	(1,578)	3,186,124	28,660,964	—	—
EQ/MFS International Growth Portfolio	4,748,432	35,495,252	43,094	(963,230)	(7,741)	1,655,249	36,222,624	—	—
EQ/Value Equity Portfolio	734,682	16,634,993	24,812	(554,587)	4,114	1,209,598	17,318,930	—	—
Fixed Income
1290 Diversified Bond Fund	843,782	7,483,469	65,859	—	—	(250,615)	7,298,713	72,010	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,121,321	9,956,319	14,363	(321,076)	(328)	26,988	9,676,266	—	—
1290 VT High Yield Bond Portfolio	1,559,961	13,971,551	16,977	(379,454)	1,722	211,370	13,822,166	—	—
EQ/Core Plus Bond Portfolio	6,105,926	22,143,105	31,340	(700,531)	(369)	(274,358)	21,199,187	—	—
EQ/Intermediate Government Bond Portfolio	406,194	4,001,216	6,530	(145,944)	25	(6,760)	3,855,067	—	—
EQ/PIMCO Global Real Return Portfolio	2,051,779	15,931,338	24,811	(554,587)	(3,595)	(20,216)	15,377,751	—	—
EQ/PIMCO Ultra Short Bond Portfolio	766,361	7,760,569	14,364	(321,076)	6	133,391	7,587,254	—	—
Multimanager Core Bond Portfolio	941,317	8,287,592	53,747	(233,510)	1,237	(97,525)	8,011,541	65,125	—

Total		413,022,258	631,498	(12,128,559)	55,138	21,559,914	423,140,249	151,647	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$57,215,339	$—	$—	$57,215,339
Investment Companies
Investment Companies	7,298,713	392,440,077	—	399,738,790
Short-Term Investments
Investment Companies	5,791,060	—	—	5,791,060

Total Assets	$70,305,112	$392,440,077	$—	$462,745,189

Total Liabilities	$—	$—	$—	$—

Total	$70,305,112	$392,440,077	$—	$462,745,189

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,148,903
Aggregate gross unrealized depreciation	(36,883,079)

Net unrealized appreciation	$11,265,824

Federal income tax cost of investments in securities and derivative instruments, if applicable	$451,479,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (11.0%)
EQ/2000 Managed Volatility Portfolio‡	2,230,890	$45,332,881
EQ/400 Managed Volatility Portfolio‡	314,248	7,912,817
EQ/500 Managed Volatility Portfolio‡	4,318,230	140,718,876
EQ/International Managed Volatility Portfolio‡	1,972,560	29,405,914

Total Equity		223,370,488

Fixed Income (89.2%)
EQ/Intermediate Corporate Bond Portfolio‡	20,017,858	204,329,624
EQ/Intermediate Government Bond Portfolio‡	140,287,866	1,331,430,279
EQ/Long-Term Bond Portfolio‡	39,972,788	278,821,462

Total Fixed Income		1,814,581,365

Total Investments in Securities (100.2%) (Cost $2,033,907,411)		2,037,951,853
Other Assets Less Liabilities (-0.2%)		(4,739,692)

Net Assets (100%)		$2,033,212,161

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,230,890	50,392,197	426,016	(7,578,253)	665,405	1,427,516	45,332,881	—	—
EQ/400 Managed Volatility Portfolio	314,248	7,769,267	42,601	(612,825)	6,117	707,657	7,912,817	—	—
EQ/500 Managed Volatility Portfolio	4,318,230	150,807,206	1,065,040	(25,270,633)	1,601,659	12,515,604	140,718,876	—	—
EQ/International Managed Volatility Portfolio	1,972,560	32,930,191	255,609	(5,376,952)	1,019,276	577,790	29,405,914	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	20,017,858	246,418,660	1,533,659	(43,061,712)	897,401	(1,458,384)	204,329,624	—	—
EQ/Intermediate Government Bond Portfolio	140,287,866	1,438,616,874	59,517,240	(164,237,191)	918,254	(3,384,898)	1,331,430,279	—	—
EQ/Long-Term Bond Portfolio	39,972,788	331,530,197	2,300,488	(47,092,568)	636,581	(8,553,236)	278,821,462	—	—

Total		2,258,464,592	65,140,653	(293,230,134)	5,744,693	1,832,049	2,037,951,853	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,037,951,853	$—	$2,037,951,853

Total Assets	$—	$2,037,951,853	$—	$2,037,951,853

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,037,951,853	$—	$2,037,951,853

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,398,840
Aggregate gross unrealized depreciation	(84,982,721)

Net unrealized appreciation	$2,416,119

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,035,535,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (21.3%)
EQ/2000 Managed Volatility Portfolio‡	1,236,968	$25,135,846
EQ/400 Managed Volatility Portfolio‡	251,636	6,336,248
EQ/500 Managed Volatility Portfolio‡	2,426,605	79,076,167
EQ/International Managed Volatility Portfolio‡	1,154,040	17,203,841

Total Equity		127,752,102

Fixed Income (78.6%)
EQ/AB Short Duration Government Bond Portfolio‡	4,157,859	41,029,696
EQ/Core Bond Index Portfolio‡	19,936,730	183,130,721
EQ/Intermediate Corporate Bond Portfolio‡	9,088,433	92,768,968
EQ/Intermediate Government Bond Portfolio‡	11,097,314	105,321,294
EQ/Long-Term Bond Portfolio‡	7,271,149	50,718,311

Total Fixed Income		472,968,990

Total Investments in Securities (99.9%) (Cost $584,449,076)		600,721,092
Other Assets Less Liabilities (0.1%)		797,236

Net Assets (100%)		$601,518,328

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,236,968	25,887,856	413,292	(2,339,219)	84,173	1,089,744	25,135,846	—	—
EQ/400 Managed Volatility Portfolio	251,636	5,974,769	91,842	(297,604)	(587)	567,828	6,336,248	—	—
EQ/500 Managed Volatility Portfolio	2,426,605	79,714,391	1,102,114	(9,471,250)	1,758,915	5,971,997	79,076,167	—	—
EQ/International Managed Volatility Portfolio	1,154,040	17,722,194	275,529	(1,702,813)	100,279	808,652	17,203,841	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,157,859	38,949,405	3,842,899	(2,083,229)	612	320,009	41,029,696	—	—
EQ/Core Bond Index Portfolio	19,936,730	187,017,944	5,611,206	(9,076,928)	(9,037)	(412,464)	183,130,721	—	—
EQ/Intermediate Corporate Bond Portfolio	9,088,433	95,220,380	2,273,563	(4,612,865)	1,800	(113,910)	92,768,968	—	—
EQ/Intermediate Government Bond Portfolio	11,097,314	108,692,769	1,423,564	(4,612,865)	(384)	(181,790)	105,321,294	—	—
EQ/Long-Term Bond Portfolio	7,271,149	53,450,371	1,860,272	(3,273,646)	(49,281)	(1,269,405)	50,718,311	—	—

Total		612,630,079	16,894,281	(37,470,419)	1,886,490	6,780,661	600,721,092	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$600,721,092	$—	$600,721,092

Total Assets	$—	$600,721,092	$—	$600,721,092

Total Liabilities	$—	$—	$—	$—

Total	$—	$600,721,092	$—	$600,721,092

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,900,147
Aggregate gross unrealized depreciation	(52,852,932)

Net unrealized appreciation	$15,047,215

Federal income tax cost of investments in securities and derivative instruments, if applicable	$585,673,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.6%)
EQ/2000 Managed Volatility Portfolio‡	4,989,873	$101,396,895
EQ/400 Managed Volatility Portfolio‡	795,749	20,037,102
EQ/500 Managed Volatility Portfolio‡	9,156,142	298,372,725
EQ/International Managed Volatility Portfolio‡	4,386,874	65,397,279

Total Equity		485,204,001

Fixed Income (58.4%)
EQ/AB Short Duration Government Bond Portfolio‡	6,123,216	60,423,816
EQ/Core Bond Index Portfolio‡	27,024,673	248,237,698
EQ/Intermediate Corporate Bond Portfolio‡	12,400,619	126,577,666
EQ/Intermediate Government Bond Portfolio‡	14,712,201	139,629,107
EQ/Long-Term Bond Portfolio‡	15,151,683	105,687,261

Total Fixed Income		680,555,548

Total Investments in Securities (100.0%) (Cost $1,003,166,525)		1,165,759,549
Other Assets Less Liabilities (0.0%)†		(241,910)

Net Assets (100%)		$1,165,517,639

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	4,989,873	101,494,183	442,550	(5,306,665)	8,250	4,758,577	101,396,895	—	—
EQ/400 Managed Volatility Portfolio	795,749	18,558,352	73,758	(384,444)	78	1,789,358	20,037,102	—	—
EQ/500 Managed Volatility Portfolio	9,156,142	291,566,931	1,180,135	(23,251,108)	1,169,395	27,707,372	298,372,725	—	—
EQ/International Managed Volatility Portfolio	4,386,874	65,892,639	295,031	(4,237,777)	79,801	3,367,585	65,397,279	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,123,216	52,382,395	8,990,447	(1,409,629)	577	460,026	60,423,816	—	—
EQ/Core Bond Index Portfolio	27,024,673	245,848,082	8,437,202	(5,510,367)	(3,551)	(533,668)	248,237,698	—	—
EQ/Intermediate Corporate Bond Portfolio	12,400,619	124,286,099	5,240,895	(2,819,258)	(5,145)	(124,925)	126,577,666	—	—
EQ/Intermediate Government Bond Portfolio	14,712,201	142,143,576	540,895	(2,819,258)	(1,350)	(234,756)	139,629,107	—	—
EQ/Long-Term Bond Portfolio	15,151,683	108,524,597	2,516,308	(2,691,110)	193	(2,662,727)	105,687,261	—	—

Total		1,150,696,854	27,717,221	(48,429,616)	1,248,248	34,526,842	1,165,759,549	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,165,759,549	$—	$1,165,759,549

Total Assets	$—	$1,165,759,549	$—	$1,165,759,549

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,165,759,549	$—	$1,165,759,549

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,681,850
Aggregate gross unrealized depreciation	(78,203,716)

Net unrealized appreciation	$159,478,134

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,006,281,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.7%)
EQ/2000 Managed Volatility Portfolio‡	17,790,449	$361,511,470
EQ/400 Managed Volatility Portfolio‡	2,849,822	71,759,064
EQ/500 Managed Volatility Portfolio‡	32,542,484	1,060,467,340
EQ/International Managed Volatility Portfolio‡	15,624,149	232,916,841

Total Equity		1,726,654,715

Fixed Income (48.3%)
EQ/AB Short Duration Government Bond Portfolio‡	13,385,154	132,084,525
EQ/Core Bond Index Portfolio‡	63,944,737	587,370,440
EQ/Intermediate Corporate Bond Portfolio‡	28,985,569	295,866,342
EQ/Intermediate Government Bond Portfolio‡	32,281,970	306,378,546
EQ/Long-Term Bond Portfolio‡	42,222,028	294,510,549

Total Fixed Income		1,616,210,402

Total Investments in Securities (100.0%) (Cost $2,769,984,537)		3,342,865,117
Other Assets Less Liabilities (0.0%)†		(1,127,689)

Net Assets (100%)		$3,341,737,428

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	17,790,449	358,911,841	913,714	(15,348,847)	18,056	17,016,706	361,511,470	—	—
EQ/400 Managed Volatility Portfolio	2,849,822	66,428,630	166,129	(1,245,245)	869	6,408,681	71,759,064	—	—
EQ/500 Managed Volatility Portfolio	32,542,484	1,026,430,097	2,491,944	(70,778,673)	5,508,186	96,815,786	1,060,467,340	—	—
EQ/International Managed Volatility Portfolio	15,624,149	234,680,667	622,985	(14,669,668)	210,273	12,072,584	232,916,841	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,385,154	117,693,371	15,882,260	(2,490,490)	933	998,451	132,084,525	—	—
EQ/Core Bond Index Portfolio	63,944,737	561,521,386	37,953,635	(10,895,893)	(5,517)	(1,203,171)	587,370,440	—	—
EQ/Intermediate Corporate Bond Portfolio	28,985,569	290,395,406	11,347,582	(5,603,602)	(5,392)	(267,652)	295,866,342	—	—
EQ/Intermediate Government Bond Portfolio	32,281,970	311,751,031	747,583	(5,603,602)	(2,391)	(514,075)	306,378,546	—	—
EQ/Long-Term Bond Portfolio	42,222,028	299,071,818	8,780,648	(6,226,224)	8,396	(7,124,089)	294,510,549	—	—

Total		3,266,884,247	78,906,480	(132,862,244)	5,733,413	124,203,221	3,342,865,117	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,342,865,117	$—	$3,342,865,117

Total Assets	$—	$3,342,865,117	$—	$3,342,865,117

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,342,865,117	$—	$3,342,865,117

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$763,496,423
Aggregate gross unrealized depreciation	(196,709,385)

Net unrealized appreciation	$566,787,038

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,776,078,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.6%)
EQ/2000 Managed Volatility Portfolio‡	35,005,670	$711,333,995
EQ/400 Managed Volatility Portfolio‡	5,985,211	150,708,747
EQ/500 Managed Volatility Portfolio‡	66,507,216	2,167,281,674
EQ/International Managed Volatility Portfolio‡	31,684,631	472,338,318

Total Equity		3,501,662,734

Fixed Income (38.4%)
EQ/AB Short Duration Government Bond Portfolio‡	14,391,276	142,012,922
EQ/Core Bond Index Portfolio‡	87,359,965	802,453,239
EQ/Intermediate Corporate Bond Portfolio‡	39,540,699	403,606,419
EQ/Intermediate Government Bond Portfolio‡	42,674,415	405,010,141
EQ/Long-Term Bond Portfolio‡	61,479,273	428,835,256

Total Fixed Income		2,181,917,977

Total Investments in Securities (100.0%) (Cost $4,274,218,041)		5,683,580,711
Other Assets Less Liabilities (0.0%)†		(772,590)

Net Assets (100%)		$5,682,808,121

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	35,005,670	723,164,348	468,148	(45,355,949)	575,414	32,482,034	711,333,995	—	—
EQ/400 Managed Volatility Portfolio	5,985,211	140,731,654	90,028	(3,606,913)	(4,362)	13,498,340	150,708,747	—	—
EQ/500 Managed Volatility Portfolio	66,507,216	2,087,512,088	1,296,413	(131,239,551)	12,302,638	197,410,086	2,167,281,674	—	—
EQ/International Managed Volatility Portfolio	31,684,631	476,074,277	324,104	(29,084,888)	2,148,687	22,876,138	472,338,318	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	14,391,276	144,400,362	90,027	(3,606,913)	9,888	1,119,558	142,012,922	—	—
EQ/Core Bond Index Portfolio	87,359,965	757,229,090	67,104,161	(20,198,714)	(11,097)	(1,670,201)	802,453,239	—	—
EQ/Intermediate Corporate Bond Portfolio	39,540,699	399,001,148	15,461,083	(10,460,048)	(12,663)	(383,101)	403,606,419	—	—
EQ/Intermediate Government Bond Portfolio	42,674,415	393,120,185	23,111,082	(10,460,048)	(3,156)	(757,922)	405,010,141	—	—
EQ/Long-Term Bond Portfolio	61,479,273	433,717,222	17,656,097	(12,263,505)	(67,351)	(10,207,207)	428,835,256	—	—

Total		5,554,950,374	125,601,143	(266,276,529)	14,937,998	254,367,725	5,683,580,711	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,683,580,711	$—	$5,683,580,711

Total Assets	$—	$5,683,580,711	$—	$5,683,580,711

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,683,580,711	$—	$5,683,580,711

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,674,378,175
Aggregate gross unrealized depreciation	(271,032,874)

Net unrealized appreciation	$1,403,345,301

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,280,235,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.5%)
EQ/2000 Managed Volatility Portfolio‡	35,083,879	$712,923,254
EQ/400 Managed Volatility Portfolio‡	5,610,593	141,275,807
EQ/500 Managed Volatility Portfolio‡	66,011,391	2,151,124,138
EQ/International Managed Volatility Portfolio‡	31,298,014	466,574,837

Total Equity		3,471,898,036

Fixed Income (28.6%)
EQ/AB Short Duration Government Bond Portfolio‡	9,493,502	93,681,761
EQ/Core Bond Index Portfolio‡	54,262,222	498,430,780
EQ/Intermediate Corporate Bond Portfolio‡	24,599,644	251,097,591
EQ/Intermediate Government Bond Portfolio‡	26,629,240	252,730,176
EQ/Long-Term Bond Portfolio‡	41,478,836	289,326,575

Total Fixed Income		1,385,266,883

Total Investments in Securities (100.1%) (Cost $3,625,107,027)		4,857,164,919
Other Assets Less Liabilities (-0.1%)		(2,431,182)

Net Assets (100%)		$4,854,733,737

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	35,083,879	714,447,782	659,459	(35,660,140)	265,728	33,210,425	712,923,254	—	—
EQ/400 Managed Volatility Portfolio	5,610,593	131,295,007	117,001	(2,796,154)	3,609	12,656,344	141,275,807	—	—
EQ/500 Managed Volatility Portfolio	66,011,391	2,051,015,557	1,776,282	(108,950,698)	5,921,633	201,361,364	2,151,124,138	—	—
EQ/International Managed Volatility Portfolio	31,298,014	463,802,458	446,729	(22,456,224)	185,234	24,596,640	466,574,837	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,493,502	89,550,727	5,435,091	(2,033,566)	1,904	727,605	93,681,761	—	—
EQ/Core Bond Index Portfolio	54,262,222	455,716,070	54,136,093	(10,422,028)	1,408	(1,000,763)	498,430,780	—	—
EQ/Intermediate Corporate Bond Portfolio	24,599,644	244,360,555	12,323,365	(5,338,112)	(2,771)	(245,446)	251,097,591	—	—
EQ/Intermediate Government Bond Portfolio	26,629,240	240,054,974	18,503,364	(5,338,112)	(738)	(489,312)	252,730,176	—	—
EQ/Long-Term Bond Portfolio	41,478,836	294,170,863	9,037,185	(6,863,287)	(4,380)	(7,013,806)	289,326,575	—	—

Total		4,684,413,993	102,434,569	(199,858,321)	6,371,627	263,803,051	4,857,164,919	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,857,164,919	$—	$4,857,164,919

Total Assets	$—	$4,857,164,919	$—	$4,857,164,919

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,857,164,919	$—	$4,857,164,919

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,402,630,307
Aggregate gross unrealized depreciation	(174,900,601)

Net unrealized appreciation	$1,227,729,706

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,629,435,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.3%)
EQ/2000 Managed Volatility Portfolio‡	44,780,034	$909,954,323
EQ/400 Managed Volatility Portfolio‡	6,749,831	169,962,034
EQ/500 Managed Volatility Portfolio‡	84,456,383	2,752,194,163
EQ/International Managed Volatility Portfolio‡	39,979,096	595,987,978

Total Equity		4,428,098,498

Fixed Income (18.8%)
EQ/AB Short Duration Government Bond Portfolio‡	6,622,153	65,347,325
EQ/Core Bond Index Portfolio‡	39,999,986	367,423,662
EQ/Intermediate Corporate Bond Portfolio‡	18,124,334	185,001,732
EQ/Intermediate Government Bond Portfolio‡	20,107,938	190,838,436
EQ/Long-Term Bond Portfolio‡	30,432,588	212,275,880

Total Fixed Income		1,020,887,035

Total Investments in Securities (100.1%) (Cost $4,360,410,578)		5,448,985,533
Other Assets Less Liabilities (-0.1%)		(4,973,434)

Net Assets (100%)		$5,444,012,099

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	44,780,034	877,717,041	3,369,821	(14,404,839)	398	43,271,902	909,954,323	—	—
EQ/400 Managed Volatility Portfolio	6,749,831	155,843,491	577,684	(1,612,258)	(4,595)	15,157,712	169,962,034	—	—
EQ/500 Managed Volatility Portfolio	84,456,383	2,590,261,488	9,242,937	(109,596,131)	671,834	261,614,035	2,752,194,163	—	—
EQ/International Managed Volatility Portfolio	39,979,096	573,936,749	2,310,736	(11,739,033)	152,057	31,327,469	595,987,978	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,622,153	60,788,356	4,730,700	(671,774)	373	499,670	65,347,325	—	—
EQ/Core Bond Index Portfolio	39,999,986	314,092,956	57,501,648	(3,493,226)	1,804	(679,520)	367,423,662	—	—
EQ/Intermediate Corporate Bond Portfolio	18,124,334	177,664,876	9,398,965	(1,880,968)	(35)	(181,106)	185,001,732	—	—
EQ/Intermediate Government Bond Portfolio	20,107,938	172,238,506	20,873,964	(1,880,968)	699	(393,765)	190,838,436	—	—
EQ/Long-Term Bond Portfolio	30,432,588	214,653,115	5,339,664	(2,552,742)	(4,083)	(5,160,074)	212,275,880	—	—

Total		5,137,196,578	113,346,119	(147,831,939)	818,452	345,456,323	5,448,985,533	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,448,985,533	$—	$5,448,985,533

Total Assets	$—	$5,448,985,533	$—	$5,448,985,533

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,448,985,533	$—	$5,448,985,533

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,208,249,945
Aggregate gross unrealized depreciation	(130,282,750)

Net unrealized appreciation	$1,077,967,195

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,371,018,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (21.4%)
1290 VT Equity Income Portfolio‡	659,439	$3,368,525
1290 VT GAMCO Small Company Value Portfolio‡	23,262	1,750,546
1290 VT Micro Cap Portfolio‡	186,014	1,722,521
ATM International Managed Volatility Portfolio‡	932,855	10,420,995
ATM Large Cap Managed Volatility Portfolio‡	3,166,611	50,146,880
ATM Mid Cap Managed Volatility Portfolio‡	1,604,487	14,019,426
ATM Small Cap Managed Volatility Portfolio‡	429,211	4,842,689
EQ/AB Small Cap Growth Portfolio‡	208,708	3,817,845
EQ/American Century Mid Cap Value Portfolio‡	126,459	2,856,726
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	699,460	7,706,462
EQ/Global Equity Managed Volatility Portfolio‡	212,466	3,702,405
EQ/International Core Managed Volatility Portfolio‡	204,499	2,379,724
EQ/International Equity Index Portfolio‡	70,454	809,613
EQ/International Value Managed Volatility Portfolio‡	261,555	3,739,781
EQ/Janus Enterprise Portfolio‡	249,651	5,733,501
EQ/JPMorgan Growth Stock Portfolio*‡	68,482	4,748,915
EQ/JPMorgan Value Opportunities Portfolio‡	172,110	3,531,888
EQ/Large Cap Core Managed Volatility Portfolio‡	787,341	9,390,306
EQ/Large Cap Growth Index Portfolio‡	54,636	1,358,936
EQ/Large Cap Value Managed Volatility Portfolio‡	240,883	4,678,340
EQ/Loomis Sayles Growth Portfolio*‡	436,623	5,081,020
EQ/MFS International Growth Portfolio‡	442,372	3,374,558
EQ/Morgan Stanley Small Cap Growth Portfolio‡	221,223	1,730,858
EQ/Value Equity Portfolio‡	144,106	3,397,070

Total Equity		154,309,530

Fixed Income (78.5%)
1290 Diversified Bond Fund‡	3,623,548	31,343,692
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,007,480	43,211,294
1290 VT High Yield Bond Portfolio‡	1,352,394	11,983,001
EQ/Core Bond Index Portfolio‡	11,777,640	108,184,631
EQ/Core Plus Bond Portfolio‡	9,881,625	34,308,050
EQ/Intermediate Government Bond Portfolio‡	14,267,029	135,404,119
EQ/Long-Term Bond Portfolio‡	6,570,823	45,833,345
EQ/PIMCO Ultra Short Bond Portfolio‡	6,638,181	65,720,383
EQ/Quality Bond PLUS Portfolio‡	4,422,458	34,010,471
Multimanager Core Bond Portfolio‡	6,703,253	57,051,321

Total Fixed Income		567,050,307

Total Investments in Securities (99.9%) (Cost $739,407,056)		721,359,837
Other Assets Less Liabilities (0.1%)		442,491

Net Assets (100%)		$721,802,328

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	659,439	3,442,278	2,103	(277,434)	12,731	188,847	3,368,525	—	—
1290 VT GAMCO Small Company Value Portfolio	23,262	1,625,014	—	—	—	125,532	1,750,546	—	—
1290 VT Micro Cap Portfolio	186,014	1,714,650	702	(92,478)	(6,472)	106,119	1,722,521	—	—
ATM International Managed Volatility Portfolio	932,855	10,395,911	3,505	(537,389)	79,259	479,709	10,420,995	—	—
ATM Large Cap Managed Volatility Portfolio	3,166,611	49,781,622	18,931	(4,596,902)	807,993	4,135,236	50,146,880	—	—
ATM Mid Cap Managed Volatility Portfolio	1,604,487	15,024,634	4,907	(2,247,345)	(78,520)	1,315,750	14,019,426	—	—
ATM Small Cap Managed Volatility Portfolio	429,211	5,308,464	1,402	(684,956)	22,226	195,553	4,842,689	—	—
EQ/AB Small Cap Growth Portfolio	208,708	3,588,930	701	(92,478)	(1,035)	321,727	3,817,845	—	—
EQ/American Century Mid Cap Value Portfolio	126,459	2,818,310	702	(92,478)	372	129,820	2,856,726	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	699,460	7,867,056	2,804	(869,911)	(72,718)	779,231	7,706,462	—	—
EQ/Global Equity Managed Volatility Portfolio	212,466	3,752,360	1,402	(334,956)	75,524	208,075	3,702,405	—	—
EQ/International Core Managed Volatility Portfolio	204,499	2,443,343	1,403	(184,956)	40,818	79,116	2,379,724	—	—
EQ/International Equity Index Portfolio	70,454	756,239	—	—	—	53,374	809,613	—	—
EQ/International Value Managed Volatility Portfolio	261,555	3,749,164	1,402	(184,956)	26,588	147,583	3,739,781	—	—
EQ/Janus Enterprise Portfolio	249,651	6,559,619	1,403	(1,284,956)	38,534	418,901	5,733,501	—	—
EQ/JPMorgan Growth Stock Portfolio*	68,482	4,392,386	701	(342,478)	2,255	696,051	4,748,915	—	—
EQ/JPMorgan Value Opportunities Portfolio	172,110	3,547,461	2,104	(277,434)	19,475	240,282	3,531,888	—	—
EQ/Large Cap Core Managed Volatility Portfolio	787,341	10,000,121	4,207	(1,654,867)	891,360	149,485	9,390,306	—	—
EQ/Large Cap Growth Index Portfolio	54,636	1,221,254	—	—	—	137,682	1,358,936	—	—
EQ/Large Cap Value Managed Volatility Portfolio	240,883	4,839,059	2,805	(569,911)	97,328	309,059	4,678,340	—	—
EQ/Loomis Sayles Growth Portfolio*	436,623	5,680,661	1,403	(1,184,956)	368,286	215,626	5,081,020	—	—
EQ/MFS International Growth Portfolio	442,372	3,679,905	1,404	(459,956)	89,795	63,410	3,374,558	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	221,223	1,755,063	702	(92,478)	(6,714)	74,285	1,730,858	—	—
EQ/Value Equity Portfolio	144,106	3,673,374	2,104	(527,434)	239,248	9,778	3,397,070	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 Diversified Bond Fund	3,623,548	31,665,685	742,192	—	—	(1,064,185)	31,343,692	308,607	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,007,480	44,512,054	706,125	(2,126,990)	3,652	116,453	43,211,294	—	—
1290 VT High Yield Bond Portfolio	1,352,394	12,056,723	203,506	(462,389)	3,710	181,451	11,983,001	—	—
EQ/Core Bond Index Portfolio	11,777,640	113,421,314	1,221,977	(6,196,015)	(3,333)	(259,312)	108,184,631	—	—
EQ/Core Plus Bond Portfolio	9,881,625	35,849,343	567,620	(1,664,601)	(55,352)	(388,960)	34,308,050	—	—
EQ/Intermediate Government Bond Portfolio	14,267,029	141,074,809	2,792,401	(8,230,526)	(48,122)	(184,443)	135,404,119	—	—
EQ/Long-Term Bond Portfolio	6,570,823	49,297,465	1,528,746	(3,791,591)	(549,336)	(651,939)	45,833,345	—	—
EQ/PIMCO Ultra Short Bond Portfolio	6,638,181	66,816,211	339,632	(2,589,379)	30,721	1,123,198	65,720,383	—	—
EQ/Quality Bond PLUS Portfolio	4,422,458	35,336,707	563,321	(1,757,079)	(54,646)	(77,832)	34,010,471	—	—
Multimanager Core Bond Portfolio	6,703,253	59,170,323	1,250,258	(2,681,857)	(3,756)	(683,647)	57,051,321	465,358	—

Total		746,817,512	9,972,575	(46,091,136)	1,969,871	8,691,015	721,359,837	773,965	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$31,343,692	$690,016,145	$—	$721,359,837

Total Assets	$31,343,692	$690,016,145	$—	$721,359,837

Total Liabilities	$—	$—	$—	$—

Total	$31,343,692	$690,016,145	$—	$721,359,837

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,454,911
Aggregate gross unrealized depreciation	(73,271,284)

Net unrealized depreciation	$(19,816,373)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$741,176,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.8%)
1290 VT Equity Income Portfolio‡	1,503,866	$7,682,004
1290 VT GAMCO Small Company Value Portfolio‡	62,943	4,736,699
1290 VT Micro Cap Portfolio‡	447,092	4,140,149
1290 VT Small Cap Value Portfolio‡	392,809	4,319,452
ATM International Managed Volatility Portfolio‡	2,985,341	33,349,478
ATM Large Cap Managed Volatility Portfolio‡	6,452,665	102,185,265
ATM Mid Cap Managed Volatility Portfolio‡	2,497,506	21,822,302
ATM Small Cap Managed Volatility Portfolio‡	1,982,004	22,362,516
EQ/AB Small Cap Growth Portfolio‡	612,639	11,206,865
EQ/American Century Mid Cap Value Portfolio‡	150,643	3,403,050
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,347,141	14,842,429
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	180,990	2,654,504
EQ/Global Equity Managed Volatility Portfolio‡	684,212	11,922,971
EQ/International Core Managed Volatility Portfolio‡	682,369	7,940,635
EQ/International Equity Index Portfolio‡	96,279	1,106,374
EQ/International Value Managed Volatility Portfolio‡	825,370	11,801,331
EQ/Janus Enterprise Portfolio‡	394,976	9,071,045
EQ/JPMorgan Growth Stock Portfolio*‡	139,015	9,640,114
EQ/JPMorgan Value Opportunities Portfolio‡	380,332	7,804,830
EQ/Large Cap Core Managed Volatility Portfolio‡	1,613,513	19,243,734
EQ/Large Cap Growth Index Portfolio‡	58,746	1,461,153
EQ/Large Cap Value Managed Volatility Portfolio‡	544,279	10,570,771
EQ/Loomis Sayles Growth Portfolio*‡	881,090	10,253,313
EQ/MFS International Growth Portfolio‡	1,604,526	12,239,858
EQ/Morgan Stanley Small Cap Growth Portfolio‡	706,217	5,525,468
EQ/Value Equity Portfolio‡	325,148	7,664,834

Total Equity		358,951,144

Fixed Income (58.1%)
1290 Diversified Bond Fund‡	3,185,603	27,555,466
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,443,371	38,343,395
1290 VT High Yield Bond Portfolio‡	1,195,122	10,589,479
EQ/Core Bond Index Portfolio‡	9,135,989	83,919,489
EQ/Core Plus Bond Portfolio‡	8,732,612	30,318,787
EQ/Intermediate Government Bond Portfolio‡	11,719,379	111,225,132
EQ/Long-Term Bond Portfolio‡	9,047,107	63,106,118
EQ/PIMCO Ultra Short Bond Portfolio‡	5,075,763	50,251,888
EQ/Quality Bond PLUS Portfolio‡	4,286,960	32,968,435
Multimanager Core Bond Portfolio‡	5,968,906	50,801,300

Total Fixed Income		499,079,489

Total Investments in Securities (99.9%) (Cost $805,142,783)		858,030,633
Other Assets Less Liabilities (0.1%)		860,162

Net Assets (100%)		$858,890,795

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,503,866	8,589,013	5,871	(1,380,860)	154,192	313,788	7,682,004	—	—
1290 VT GAMCO Small Company Value Portfolio	62,943	4,557,858	2,936	(165,430)	4,590	336,745	4,736,699	—	—
1290 VT Micro Cap Portfolio	447,092	4,063,249	2,937	(165,430)	(5,071)	244,464	4,140,149	—	—
1290 VT Small Cap Value Portfolio	392,809	4,307,793	2,937	(165,430)	(168)	174,320	4,319,452	—	—
ATM International Managed Volatility Portfolio	2,985,341	32,878,616	20,552	(1,333,011)	125,522	1,657,799	33,349,478	—	—
ATM Large Cap Managed Volatility Portfolio	6,452,665	99,488,110	64,589	(7,339,462)	1,489,236	8,482,792	102,185,265	—	—
ATM Mid Cap Managed Volatility Portfolio	2,497,506	23,733,475	14,679	(3,827,150)	(150,955)	2,052,253	21,822,302	—	—
ATM Small Cap Managed Volatility Portfolio	1,982,004	22,187,493	16,147	(909,865)	(8,139)	1,076,880	22,362,516	—	—
EQ/AB Small Cap Growth Portfolio	612,639	10,668,573	7,338	(413,575)	1,931	942,598	11,206,865	—	—
EQ/American Century Mid Cap Value Portfolio	150,643	3,329,210	1,468	(82,715)	415	154,672	3,403,050	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,347,141	14,003,221	8,808	(496,290)	(36,151)	1,362,841	14,842,429	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	180,990	2,692,126	2,936	(165,430)	61,673	63,199	2,654,504	—	—
EQ/Global Equity Managed Volatility Portfolio	684,212	11,777,119	7,339	(763,575)	173,938	728,150	11,922,971	—	—
EQ/International Core Managed Volatility Portfolio	682,369	7,867,774	5,871	(330,860)	38,538	359,312	7,940,635	—	—
EQ/International Equity Index Portfolio	96,279	1,033,436	—	—	—	72,938	1,106,374	—	—
EQ/International Value Managed Volatility Portfolio	825,370	11,739,393	8,808	(496,290)	35,259	514,161	11,801,331	—	—
EQ/Janus Enterprise Portfolio	394,976	10,627,462	4,404	(2,248,145)	104,738	582,586	9,071,045	—	—
EQ/JPMorgan Growth Stock Portfolio*	139,015	8,444,501	2,936	(165,430)	1,486	1,356,621	9,640,114	—	—
EQ/JPMorgan Value Opportunities Portfolio	380,332	8,752,649	5,872	(1,530,860)	237,054	340,115	7,804,830	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,613,513	18,607,327	14,679	(1,477,150)	262,845	1,836,033	19,243,734	—	—
EQ/Large Cap Growth Index Portfolio	58,746	1,313,115	—	—	—	148,038	1,461,153	—	—
EQ/Large Cap Value Managed Volatility Portfolio	544,279	11,712,209	10,276	(2,079,005)	984,480	(57,189)	10,570,771	—	—
EQ/Loomis Sayles Growth Portfolio*	881,090	9,433,335	5,872	(330,860)	27,210	1,117,756	10,253,313	—	—
EQ/MFS International Growth Portfolio	1,604,526	12,949,298	8,807	(1,271,290)	58,389	494,654	12,239,858	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	706,217	5,634,447	5,871	(330,860)	(10,297)	226,307	5,525,468	—	—
EQ/Value Equity Portfolio	325,148	8,818,004	5,871	(1,730,860)	956,769	(384,950)	7,664,834	—	—
Fixed Income
1290 Diversified Bond Fund	3,185,603	27,455,163	1,027,592	—	—	(927,289)	27,555,466	270,814	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,443,371	38,418,581	1,219,955	(1,406,156)	(526)	111,541	38,343,395	—	—
1290 VT High Yield Bond Portfolio	1,195,122	10,446,183	310,870	(330,860)	958	162,328	10,589,479	—	—
EQ/Core Bond Index Portfolio	9,135,989	85,182,243	2,818,994	(3,887,607)	609	(194,750)	83,919,489	—	—
EQ/Core Plus Bond Portfolio	8,732,612	30,913,349	945,552	(1,158,011)	(4,251)	(377,852)	30,318,787	—	—
EQ/Intermediate Government Bond Portfolio	11,719,379	112,201,517	4,249,545	(5,045,617)	3,522	(183,835)	111,225,132	—	—
EQ/Long-Term Bond Portfolio	9,047,107	65,370,386	2,633,718	(3,308,602)	(41,473)	(1,547,911)	63,106,118	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,075,763	50,423,318	604,359	(1,654,301)	16,994	861,518	50,251,888	—	—
EQ/Quality Bond PLUS Portfolio	4,286,960	33,294,300	955,552	(1,158,011)	(650)	(122,756)	32,968,435	—	—
Multimanager Core Bond Portfolio	5,968,906	51,233,912	1,903,465	(1,737,016)	(2,384)	(596,677)	50,801,300	411,068	—

Total		864,147,758	16,907,406	(48,886,014)	4,480,283	21,381,200	858,030,633	681,882	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$27,555,466	$830,475,167	$—	$858,030,633

Total Assets	$27,555,466	$830,475,167	$—	$858,030,633

Total Liabilities	$—	$—	$—	$—

Total	$27,555,466	$830,475,167	$—	$858,030,633

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,339,482
Aggregate gross unrealized depreciation	(77,188,352)

Net unrealized appreciation	$51,151,130

Federal income tax cost of investments in securities and derivative instruments, if applicable	$806,879,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.9%)
1290 VT Equity Income Portfolio‡	11,958,022	$61,083,606
1290 VT GAMCO Small Company Value Portfolio‡	669,896	50,411,960
1290 VT Micro Cap Portfolio‡	3,900,599	36,120,190
1290 VT Small Cap Value Portfolio‡	3,699,974	40,686,107
ATM International Managed Volatility Portfolio‡	30,247,603	337,898,386
ATM Large Cap Managed Volatility Portfolio‡	46,321,548	733,554,269
ATM Mid Cap Managed Volatility Portfolio‡	11,879,998	103,803,124
ATM Small Cap Managed Volatility Portfolio‡	19,655,874	221,772,907
EQ/AB Small Cap Growth Portfolio‡	6,640,154	121,466,874
EQ/American Century Mid Cap Value Portfolio‡	1,007,049	22,749,372
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	9,851,012	108,535,756
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,403,675	35,253,663
EQ/Global Equity Managed Volatility Portfolio‡	7,087,627	123,507,861
EQ/International Core Managed Volatility Portfolio‡	6,942,294	80,786,538
EQ/International Equity Index Portfolio‡	664,432	7,635,213
EQ/International Value Managed Volatility Portfolio‡	8,472,193	121,137,416
EQ/Janus Enterprise Portfolio‡	1,783,419	40,958,152
EQ/JPMorgan Growth Stock Portfolio*‡	885,231	61,386,918
EQ/JPMorgan Value Opportunities Portfolio‡	3,009,710	61,762,607
EQ/Large Cap Core Managed Volatility Portfolio‡	11,593,126	138,266,669
EQ/Large Cap Growth Index Portfolio‡	378,573	9,416,061
EQ/Large Cap Value Managed Volatility Portfolio‡	4,281,329	83,150,204
EQ/Loomis Sayles Growth Portfolio*‡	5,592,100	65,075,740
EQ/MFS International Growth Portfolio‡	17,061,464	130,150,545
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,073,517	55,343,433
EQ/Value Equity Portfolio‡	2,554,176	60,210,547

Total Equity		2,912,124,118

Fixed Income (48.0%)
1290 Diversified Bond Fund‡	16,850,681	145,758,393
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,995,832	207,068,405
1290 VT High Yield Bond Portfolio‡	6,448,345	57,136,101
EQ/Core Bond Index Portfolio‡	47,500,182	436,317,430
EQ/Core Plus Bond Portfolio‡	47,655,174	165,454,171
EQ/Intermediate Government Bond Portfolio‡	60,251,355	571,827,630
EQ/Long-Term Bond Portfolio‡	58,669,573	409,236,812
EQ/PIMCO Ultra Short Bond Portfolio‡	25,686,843	254,309,009
EQ/Quality Bond PLUS Portfolio‡	23,124,126	177,833,763
Multimanager Core Bond Portfolio‡	32,093,346	273,146,156

Total Fixed Income		2,698,087,870

Total Investments in Securities (99.9%) (Cost $5,046,626,332)		5,610,211,988
Other Assets Less Liabilities (0.1%)		4,046,532

Net Assets (100%)		$5,614,258,520

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	11,958,022	64,064,717	11,827	(6,662,721)	789,026	2,880,757	61,083,606	—	—
1290 VT GAMCO Small Company Value Portfolio	669,896	52,037,151	9,462	(5,150,177)	1,166,747	2,348,777	50,411,960	—	—
1290 VT Micro Cap Portfolio	3,900,599	35,265,642	7,096	(1,237,633)	(13,160)	2,098,245	36,120,190	—	—
1290 VT Small Cap Value Portfolio	3,699,974	40,273,901	7,097	(1,237,633)	(1,373)	1,644,115	40,686,107	—	—
ATM International Managed Volatility Portfolio	30,247,603	331,873,385	54,406	(11,988,518)	87,222	17,871,891	337,898,386	—	—
ATM Large Cap Managed Volatility Portfolio	46,321,548	721,735,646	115,905	(59,714,668)	3,458,843	67,958,543	733,554,269	—	—
ATM Mid Cap Managed Volatility Portfolio	11,879,998	97,601,557	11,826	(3,062,721)	(20,967)	9,273,429	103,803,124	—	—
ATM Small Cap Managed Volatility Portfolio	19,655,874	225,566,359	40,211	(14,213,252)	331,280	10,048,309	221,772,907	—	—
EQ/AB Small Cap Growth Portfolio	6,640,154	114,539,523	18,924	(3,300,354)	39,579	10,169,202	121,466,874	—	—
EQ/American Century Mid Cap Value Portfolio	1,007,049	22,123,686	2,365	(412,544)	(429)	1,036,294	22,749,372	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	9,851,012	101,733,973	16,558	(2,887,810)	(190,738)	9,863,773	108,535,756	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,403,675	34,820,179	7,096	(1,237,633)	(39,102)	1,703,123	35,253,663	—	—
EQ/Global Equity Managed Volatility Portfolio	7,087,627	118,686,698	18,923	(4,400,354)	216,768	8,985,826	123,507,861	—	—
EQ/International Core Managed Volatility Portfolio	6,942,294	79,209,298	14,192	(2,475,265)	389,816	3,648,497	80,786,538	—	—
EQ/International Equity Index Portfolio	664,432	7,131,863	—	—	—	503,350	7,635,213	—	—
EQ/International Value Managed Volatility Portfolio	8,472,193	118,789,857	18,923	(3,300,354)	(82,429)	5,711,419	121,137,416	—	—
EQ/Janus Enterprise Portfolio	1,783,419	38,575,744	4,731	(825,088)	11,016	3,191,749	40,958,152	—	—
EQ/JPMorgan Growth Stock Portfolio*	885,231	57,346,990	4,730	(4,825,088)	38,590	8,821,696	61,386,918	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,009,710	64,587,157	11,825	(7,362,721)	1,290,496	3,235,850	61,762,607	—	—
EQ/Large Cap Core Managed Volatility Portfolio	11,593,126	137,050,441	26,020	(14,037,987)	5,625,163	9,603,032	138,266,669	—	—
EQ/Large Cap Growth Index Portfolio	378,573	8,462,064	—	—	—	953,997	9,416,061	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,281,329	86,878,711	18,924	(10,900,354)	6,198,464	954,459	83,150,204	—	—
EQ/Loomis Sayles Growth Portfolio*	5,592,100	66,898,129	9,461	(9,150,177)	2,168,792	5,149,535	65,075,740	—	—
EQ/MFS International Growth Portfolio	17,061,464	130,673,317	23,654	(6,425,442)	206,334	5,672,682	130,150,545	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	7,073,517	57,710,701	14,193	(4,475,265)	(399,517)	2,493,321	55,343,433	—	—
EQ/Value Equity Portfolio	2,554,176	65,164,740	11,826	(9,362,721)	5,341,866	(945,164)	60,210,547	—	—
Fixed Income
1290 Diversified Bond Fund	16,850,681	144,050,563	6,582,973	—	—	(4,875,143)	145,758,393	1,430,814	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,995,832	204,341,783	7,883,115	(5,775,619)	(3,102)	622,228	207,068,405	—	—
1290 VT High Yield Bond Portfolio	6,448,345	55,406,635	2,087,097	(1,237,633)	3,322	876,680	57,136,101	—	—
EQ/Core Bond Index Portfolio	47,500,182	434,312,337	18,237,520	(15,264,137)	7,420	(975,710)	436,317,430	—	—
EQ/Core Plus Bond Portfolio	47,655,174	165,704,384	6,326,021	(4,537,987)	(15,453)	(2,022,794)	165,454,171	—	—
EQ/Intermediate Government Bond Portfolio	60,251,355	564,564,398	27,531,173	(19,389,580)	8,147	(886,508)	571,827,630	—	—
EQ/Long-Term Bond Portfolio	58,669,573	417,593,832	17,439,884	(15,676,681)	(217,848)	(9,902,375)	409,236,812	—	—
EQ/PIMCO Ultra Short Bond Portfolio	25,686,843	253,173,115	3,715,210	(7,013,252)	65,514	4,368,422	254,309,009	—	—
EQ/Quality Bond PLUS Portfolio	23,124,126	177,104,743	6,328,384	(4,950,531)	(2,955)	(645,878)	177,833,763	—	—
Multimanager Core Bond Portfolio	32,093,346	271,752,213	12,001,288	(7,425,796)	(18,961)	(3,162,588)	273,146,156	2,203,079	—

Total		5,566,805,432	108,612,840	(269,917,696)	26,438,371	178,273,041	5,610,211,988	3,633,893	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$145,758,393	$5,464,453,595	$—	$5,610,211,988

Total Assets	$145,758,393	$5,464,453,595	$—	$5,610,211,988

Total Liabilities	$—	$—	$—	$—

Total	$145,758,393	$5,464,453,595	$—	$5,610,211,988

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$959,275,223
Aggregate gross unrealized depreciation	(420,761,887)

Net unrealized appreciation	$538,513,336

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,071,698,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.8%)
1290 VT Equity Income Portfolio‡	24,308,406	$124,171,459
1290 VT GAMCO Small Company Value Portfolio‡	1,497,067	112,659,450
1290 VT Micro Cap Portfolio‡	7,199,768	66,671,041
1290 VT Small Cap Value Portfolio‡	6,719,659	73,891,544
ATM International Managed Volatility Portfolio‡	50,239,658	561,231,222
ATM Large Cap Managed Volatility Portfolio‡	84,224,252	1,333,786,605
ATM Mid Cap Managed Volatility Portfolio‡	13,090,298	114,378,287
ATM Small Cap Managed Volatility Portfolio‡	41,457,593	467,756,911
EQ/AB Small Cap Growth Portfolio‡	13,103,004	239,690,378
EQ/American Century Mid Cap Value Portfolio‡	1,073,639	24,253,645
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	16,749,563	184,542,106
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,124,668	75,161,295
EQ/Global Equity Managed Volatility Portfolio‡	11,846,859	206,441,470
EQ/International Core Managed Volatility Portfolio‡	11,433,875	133,054,456
EQ/International Equity Index Portfolio‡	661,442	7,600,850
EQ/International Value Managed Volatility Portfolio‡	13,965,278	199,678,828
EQ/Janus Enterprise Portfolio‡	1,964,114	45,108,012
EQ/JPMorgan Growth Stock Portfolio*‡	1,409,253	97,725,595
EQ/JPMorgan Value Opportunities Portfolio‡	6,117,451	125,536,945
EQ/Large Cap Core Managed Volatility Portfolio‡	21,396,858	255,191,928
EQ/Large Cap Growth Index Portfolio‡	413,947	10,295,903
EQ/Large Cap Value Managed Volatility Portfolio‡	8,617,639	167,368,229
EQ/Loomis Sayles Growth Portfolio*‡	9,689,603	112,758,727
EQ/MFS International Growth Portfolio‡	28,950,755	220,846,020
EQ/Morgan Stanley Small Cap Growth Portfolio‡	14,545,991	113,808,318
EQ/Value Equity Portfolio‡	5,176,392	122,025,002

Total Equity		5,195,634,226

Fixed Income (28.2%)
1290 Diversified Bond Fund‡	12,764,953	110,416,841
1290 VT DoubleLine Opportunistic Bond Portfolio‡	18,134,945	156,492,766
1290 VT High Yield Bond Portfolio‡	4,828,809	42,786,071
EQ/Core Bond Index Portfolio‡	34,191,873	314,072,689
EQ/Core Plus Bond Portfolio‡	35,704,608	123,962,956
EQ/Intermediate Government Bond Portfolio‡	43,193,157	409,933,364
EQ/Long-Term Bond Portfolio‡	50,080,592	349,326,243
EQ/PIMCO Ultra Short Bond Portfolio‡	19,437,493	192,438,188
EQ/Quality Bond PLUS Portfolio‡	17,165,854	132,012,267
Multimanager Core Bond Portfolio‡	24,281,115	206,656,337

Total Fixed Income		2,038,097,722

Total Investments in Securities (100.0%) (Cost $5,837,745,530)		7,233,731,948
Other Assets Less Liabilities (0.0%)†		411,294

Net Assets (100%)		$7,234,143,242

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	24,308,406	129,716,711	—	(12,995,279)	725,870	6,724,157	124,171,459	—	—
1290 VT GAMCO Small Company Value Portfolio	1,497,067	110,750,272	—	(6,145,278)	88,220	7,966,236	112,659,450	—	—
1290 VT Micro Cap Portfolio	7,199,768	65,187,587	—	(2,368,730)	(184,676)	4,036,860	66,671,041	—	—
1290 VT Small Cap Value Portfolio	6,719,659	73,277,621	—	(2,368,730)	(3,482)	2,986,135	73,891,544	—	—
ATM International Managed Volatility Portfolio	50,239,658	552,929,093	—	(21,599,842)	143,823	29,758,148	561,231,222	—	—
ATM Large Cap Managed Volatility Portfolio	84,224,252	1,267,367,879	—	(61,884,046)	2,021,122	126,281,650	1,333,786,605	—	—
ATM Mid Cap Managed Volatility Portfolio	13,090,298	107,618,452	—	(3,460,912)	(26,171)	10,246,918	114,378,287	—	—
ATM Small Cap Managed Volatility Portfolio	41,457,593	468,423,546	—	(22,831,111)	453,333	21,711,143	467,756,911	—	—
EQ/AB Small Cap Growth Portfolio	13,103,004	227,211,620	—	(7,698,373)	(551,362)	20,728,493	239,690,378	—	—
EQ/American Century Mid Cap Value Portfolio	1,073,639	23,740,774	—	(592,183)	(280)	1,105,334	24,253,645	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	16,749,563	173,404,274	—	(5,329,643)	(305,766)	16,773,241	184,542,106	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,124,668	77,072,339	—	(5,368,730)	(8,297)	3,465,983	75,161,295	—	—
EQ/Global Equity Managed Volatility Portfolio	11,846,859	197,623,921	—	(6,514,008)	(12,272)	15,343,829	206,441,470	—	—
EQ/International Core Managed Volatility Portfolio	11,433,875	131,132,048	—	(4,737,460)	1,038,323	5,621,545	133,054,456	—	—
EQ/International Equity Index Portfolio	661,442	7,099,765	—	—	—	501,085	7,600,850	—	—
EQ/International Value Managed Volatility Portfolio	13,965,278	196,905,210	—	(6,514,008)	(75,541)	9,363,167	199,678,828	—	—
EQ/Janus Enterprise Portfolio	1,964,114	42,755,112	—	(1,184,365)	(3,755)	3,541,020	45,108,012	—	—
EQ/JPMorgan Growth Stock Portfolio*	1,409,253	87,607,525	—	(3,776,549)	27,853	13,866,766	97,725,595	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,117,451	121,019,075	—	(4,645,278)	68,962	9,094,186	125,536,945	—	—
EQ/Large Cap Core Managed Volatility Portfolio	21,396,858	266,336,968	—	(39,474,920)	14,023,152	14,306,728	255,191,928	—	—
EQ/Large Cap Growth Index Portfolio	413,947	9,252,764	—	—	—	1,043,139	10,295,903	—	—
EQ/Large Cap Value Managed Volatility Portfolio	8,617,639	173,096,490	—	(20,014,007)	9,179,195	5,106,551	167,368,229	—	—
EQ/Loomis Sayles Growth Portfolio*	9,689,603	120,536,321	—	(21,053,095)	3,996,804	9,278,697	112,758,727	—	—
EQ/MFS International Growth Portfolio	28,950,755	218,464,868	—	(7,698,373)	338,917	9,740,608	220,846,020	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	14,545,991	114,670,866	—	(5,329,643)	259,451	4,207,644	113,808,318	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio	5,176,392	132,054,470	—	(18,795,277)	10,654,993	(1,889,184)	122,025,002	—	—
Fixed Income
1290 Diversified Bond Fund	12,764,953	106,883,645	7,187,326	—	—	(3,654,130)	110,416,841	1,080,383	—
1290 VT DoubleLine Opportunistic Bond Portfolio	18,134,945	151,409,167	9,350,000	(4,737,460)	(3,561)	474,620	156,492,766	—	—
1290 VT High Yield Bond Portfolio	4,828,809	40,781,376	2,529,999	(1,184,365)	3,112	655,949	42,786,071	—	—
EQ/Core Bond Index Portfolio	34,191,873	306,244,837	20,949,999	(12,435,833)	11,974	(698,288)	314,072,689	—	—
EQ/Core Plus Bond Portfolio	35,704,608	122,195,323	7,425,000	(4,145,278)	(5,139)	(1,506,950)	123,962,956	—	—
EQ/Intermediate Government Bond Portfolio	43,193,157	395,733,880	30,795,000	(15,988,928)	7,453	(614,041)	409,933,364	—	—
EQ/Long-Term Bond Portfolio	50,080,592	349,433,120	23,300,001	(14,804,563)	(205,916)	(8,396,399)	349,326,243	—	—
EQ/PIMCO Ultra Short Bond Portfolio	19,437,493	190,614,019	3,800,000	(5,329,643)	35,994	3,317,818	192,438,188	—	—
EQ/Quality Bond PLUS Portfolio	17,165,854	129,208,376	7,425,002	(4,145,278)	(2,522)	(473,311)	132,012,267	—	—
Multimanager Core Bond Portfolio	24,281,115	201,441,028	13,520,747	(5,921,825)	(14,978)	(2,368,635)	206,656,337	1,658,743	—

Total		7,089,200,342	126,283,074	(361,073,013)	41,674,833	337,646,712	7,233,731,948	2,739,126	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$110,416,841	$7,123,315,107	$—	$7,233,731,948

Total Assets	$110,416,841	$7,123,315,107	$—	$7,233,731,948

Total Liabilities	$—	$—	$—	$—

Total	$110,416,841	$7,123,315,107	$—	$7,233,731,948

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,641,578,202
Aggregate gross unrealized depreciation	(315,741,097)

Net unrealized appreciation	$1,325,837,105

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,907,894,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.4%)
1290 VT Equity Income Portfolio‡	14,919,254	$76,210,080
1290 VT GAMCO Small Company Value Portfolio‡	1,126,452	84,769,364
1290 VT Micro Cap Portfolio‡	3,313,864	30,686,923
1290 VT Small Cap Value Portfolio‡	3,306,580	36,360,226
ATM International Managed Volatility Portfolio‡	30,711,424	343,079,762
ATM Large Cap Managed Volatility Portfolio‡	50,544,042	800,422,254
ATM Mid Cap Managed Volatility Portfolio‡	6,856,481	59,909,449
ATM Small Cap Managed Volatility Portfolio‡	22,205,869	250,543,940
EQ/AB Small Cap Growth Portfolio‡	5,712,666	104,500,540
EQ/American Century Mid Cap Value Portfolio‡	567,506	12,820,028
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	10,379,108	114,354,173
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,805,480	41,146,760
EQ/Global Equity Managed Volatility Portfolio‡	7,212,257	125,679,640
EQ/International Core Managed Volatility Portfolio‡	6,368,454	74,108,837
EQ/International Equity Index Portfolio‡	542,938	6,239,089
EQ/International Value Managed Volatility Portfolio‡	7,438,233	106,353,607
EQ/Janus Enterprise Portfolio‡	806,665	18,525,934
EQ/JPMorgan Growth Stock Portfolio*‡	560,174	38,845,644
EQ/JPMorgan Value Opportunities Portfolio‡	3,479,974	71,412,955
EQ/Large Cap Core Managed Volatility Portfolio‡	15,008,587	179,001,526
EQ/Large Cap Growth Index Portfolio‡	290,809	7,233,150
EQ/Large Cap Value Managed Volatility Portfolio‡	5,325,901	103,437,442
EQ/Loomis Sayles Growth Portfolio*‡	5,950,324	69,244,416
EQ/MFS International Growth Portfolio‡	17,464,962	133,228,557
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,063,631	55,266,082
EQ/Value Equity Portfolio‡	3,262,685	76,912,479

Total Equity		3,020,292,857

Fixed Income (8.6%)
1290 Diversified Bond Fund‡	1,715,302	14,837,365
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,476,728	21,372,549
1290 VT High Yield Bond Portfolio‡	752,190	6,664,844
EQ/Core Bond Index Portfolio‡	4,506,310	41,393,137
EQ/Core Plus Bond Portfolio‡	4,903,322	17,023,862
EQ/Intermediate Government Bond Portfolio‡	5,657,100	53,689,851
EQ/Long-Term Bond Portfolio‡	8,250,232	57,547,690
EQ/PIMCO Ultra Short Bond Portfolio‡	2,586,261	25,604,914
EQ/Quality Bond PLUS Portfolio‡	2,287,534	17,592,051
Multimanager Core Bond Portfolio‡	3,381,779	28,782,291

Total Fixed Income		284,508,554

Total Investments in Securities (100.0%) (Cost $2,475,970,677)		3,304,801,411
Other Assets Less Liabilities (0.0%)†		(748,401)

Net Assets (100%)		$3,304,053,010

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	14,919,254	73,455,650	752	(1,753,811)	37,730	4,469,759	76,210,080	—	—
1290 VT GAMCO Small Company Value Portfolio	1,126,452	80,232,274	668	(1,558,943)	44,670	6,050,695	84,769,364	—	—
1290 VT Micro Cap Portfolio	3,313,864	29,887,749	419	(974,340)	(66,604)	1,839,699	30,686,923	—	—
1290 VT Small Cap Value Portfolio	3,306,580	35,863,444	417	(974,340)	2,280	1,468,425	36,360,226	—	—
ATM International Managed Volatility Portfolio	30,711,424	332,605,245	3,341	(7,794,717)	50,634	18,215,259	343,079,762	—	—
ATM Large Cap Managed Volatility Portfolio	50,544,042	741,642,570	7,353	(17,148,378)	251,679	75,669,030	800,422,254	—	—
ATM Mid Cap Managed Volatility Portfolio	6,856,481	55,725,306	502	(1,169,208)	(5,270)	5,358,119	59,909,449	—	—
ATM Small Cap Managed Volatility Portfolio	22,205,869	244,976,544	2,757	(6,430,642)	1,111	11,994,170	250,543,940	—	—
EQ/AB Small Cap Growth Portfolio	5,712,666	98,438,835	1,169	(2,728,151)	(210,090)	8,998,777	104,500,540	—	—
EQ/American Century Mid Cap Value Portfolio	567,506	12,431,026	84	(194,868)	(228)	584,014	12,820,028	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	10,379,108	107,082,450	1,253	(2,923,019)	(151,165)	10,344,654	114,354,173	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,805,480	41,400,169	501	(2,169,208)	(28,860)	1,944,158	41,146,760	—	—
EQ/Global Equity Managed Volatility Portfolio	7,212,257	120,116,531	1,168	(3,728,151)	6,155	9,283,937	125,679,640	—	—
EQ/International Core Managed Volatility Portfolio	6,368,454	72,350,738	836	(1,948,679)	205,190	3,500,752	74,108,837	—	—
EQ/International Equity Index Portfolio	542,938	5,827,778	—	—	—	411,311	6,239,089	—	—
EQ/International Value Managed Volatility Portfolio	7,438,233	104,134,173	1,170	(2,728,151)	12,703	4,933,712	106,353,607	—	—
EQ/Janus Enterprise Portfolio	806,665	17,465,193	168	(389,736)	(4,006)	1,454,315	18,525,934	—	—
EQ/JPMorgan Growth Stock Portfolio*	560,174	34,139,300	334	(779,472)	6,622	5,478,860	38,845,644	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,479,974	67,963,451	751	(1,753,811)	17,342	5,185,222	71,412,955	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,008,587	169,736,950	1,838	(10,087,094)	615,518	18,734,314	179,001,526	—	—
EQ/Large Cap Growth Index Portfolio	290,809	6,500,317	—	—	—	732,833	7,233,150	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,325,901	106,702,633	1,337	(12,117,887)	3,930,107	4,921,252	103,437,442	—	—
EQ/Loomis Sayles Growth Portfolio*	5,950,324	66,831,345	668	(5,558,943)	714,484	7,256,862	69,244,416	—	—
EQ/MFS International Growth Portfolio	17,464,962	130,472,105	1,422	(3,312,755)	96,446	5,971,339	133,228,557	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	7,063,631	55,030,968	835	(1,948,679)	25,619	2,157,339	55,266,082	—	—
EQ/Value Equity Portfolio	3,262,685	83,548,807	752	(12,253,811)	3,238,331	2,378,400	76,912,479	—	—
Fixed Income
1290 Diversified Bond Fund	1,715,302	13,693,713	1,630,980	—	—	(487,328)	14,837,365	143,485	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,476,728	19,550,232	2,350,252	(584,604)	(327)	56,996	21,372,549	—	—
1290 VT High Yield Bond Portfolio	752,190	5,923,905	639,999	—	—	100,940	6,664,844	—	—
EQ/Core Bond Index Portfolio	4,506,310	38,261,628	4,400,502	(1,169,208)	12	(99,797)	41,393,137	—	—
EQ/Core Plus Bond Portfolio	4,903,322	15,742,950	1,875,167	(389,736)	(1,616)	(202,903)	17,023,862	—	—
EQ/Intermediate Government Bond Portfolio	5,657,100	48,996,851	6,335,668	(1,558,943)	662	(84,387)	53,689,851	—	—
EQ/Long-Term Bond Portfolio	8,250,232	51,477,624	9,000,668	(1,558,943)	(22,500)	(1,349,159)	57,547,690	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,586,261	25,543,420	200,251	(584,604)	290	445,557	25,604,914	—	—
EQ/Quality Bond PLUS Portfolio	2,287,534	16,171,461	1,875,167	(389,736)	(268)	(64,573)	17,592,051	—	—
Multimanager Core Bond Portfolio	3,381,779	26,424,632	3,272,970	(584,604)	276	(330,983)	28,782,291	226,122	—

Total		3,156,347,967	31,612,119	(109,247,172)	8,766,927	217,321,570	3,304,801,411	369,607	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$14,837,365	$3,289,964,046	$—	$3,304,801,411

Total Assets	$14,837,365	$3,289,964,046	$—	$3,304,801,411

Total Liabilities	$—	$—	$—	$—

Total	$14,837,365	$3,289,964,046	$—	$3,304,801,411

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$847,706,999
Aggregate gross unrealized depreciation	(50,714,426)

Net unrealized appreciation	$796,992,573

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,507,808,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (28.7%)
iShares Core S&P Total U.S. Stock Market ETF(x)	68,400	$7,886,520
iShares Core S&P U.S. Growth ETF(x)	31,800	3,727,278
iShares MSCI Global Min Vol Factor ETF	35,800	3,768,666
SPDR Portfolio Developed World ex-US ETF(x)	140,500	5,035,520
Vanguard FTSE Emerging Markets ETF	31,400	1,311,578

Total Equity		21,729,562

Fixed Income (5.1%)
iShares Broad USD High Yield Corporate Bond ETF	104,200	3,812,678

Total Exchange Traded Funds (33.8%) (Cost $22,365,653)		25,542,240

INVESTMENT COMPANIES:
Equity (21.4%)
1290 Essex Small Cap Growth Fund*‡	234,425	2,716,985
1290 GAMCO Small/Mid Cap Value Fund‡	212,734	3,778,151
1290 SmartBeta Equity Fund‡	493,755	8,803,659
AB Small Cap Growth Portfolio*‡	13,229	908,445

Total Equity		16,207,240

Fixed Income (42.8%)
1290 Diversified Bond Fund‡	2,961,248	25,614,795
1290 High Yield Bond Fund‡	806,889	6,761,728

Total Fixed Income		32,376,523

Total Investment Companies (64.2%) (Cost $48,222,362)		48,583,763

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	648,075	648,075

Total Short-Term Investment (0.9%) (Cost $648,075)		648,075

Total Investments in Securities (98.9%) (Cost $71,236,090)		74,774,078
Other Assets Less Liabilities (1.1%)		900,616

Net Assets (100%)		$75,674,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $748,035. This was collateralized by $117,885 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.470%, maturing 4/2/24 - 11/15/53 and by cash of $648,075 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	234,425	2,804,459	94,306	(339,863)	184	157,899	2,716,985	—	—
1290 GAMCO Small/Mid Cap Value Fund	212,734	3,620,336	125,201	(211,046)	1,254	242,406	3,778,151	—	—
1290 SmartBeta Equity Fund	493,755	8,376,986	303,616	(491,622)	38,053	576,626	8,803,659	—	—
AB Small Cap Growth Portfolio*	13,229	909,291	30,879	(126,287)	12,784	81,778	908,445	—	—
Fixed Income
1290 Diversified Bond Fund	2,961,248	24,834,592	2,424,848	(819,008)	3,620	(829,257)	25,614,795	238,587	—
1290 High Yield Bond Fund	806,889	6,287,923	597,078	(125,484)	73	2,138	6,761,728	107,306	—

Total		46,833,587	3,575,928	(2,113,310)	55,968	231,590	48,583,763	345,893	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$25,542,240	$—	$—	$25,542,240
Investment Companies
Investment Companies	48,583,763	—	—	48,583,763
Short-Term Investment
Investment Company	648,075	—	—	648,075

Total Assets	$74,774,078	$—	$—	$74,774,078

Total Liabilities	$—	$—	$—	$—

Total	$74,774,078	$—	$—	$74,774,078

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,187,405
Aggregate gross unrealized depreciation	(1,781,512)

Net unrealized appreciation	$3,405,893

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,368,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.8%)
iShares Core S&P Total U.S. Stock Market ETF	18,770	$2,164,181
iShares Core S&P U.S. Growth ETF(x)	8,130	952,917
iShares MSCI Global Min Vol Factor ETF	13,720	1,444,304
SPDR Portfolio Developed World ex-US ETF	33,740	1,209,242
Vanguard FTSE Emerging Markets ETF	12,750	532,568

Total Equity		6,303,212

Fixed Income (4.0%)
iShares Broad USD High Yield Corporate Bond ETF	21,300	779,367

Total Exchange Traded Funds (36.8%) (Cost $6,300,986)		7,082,579

INVESTMENT COMPANIES:
Investment Companies (61.3%)
Equity (37.6%)
1290 Essex Small Cap Growth Fund*‡	100,237	1,161,744
1290 GAMCO Small/Mid Cap Value Fund‡	89,684	1,592,789
1290 SmartBeta Equity Fund‡	230,238	4,105,137
AB Small Cap Growth Portfolio*‡	5,599	384,454

Total Equity		7,244,124

Fixed Income (23.7%)
1290 Diversified Bond Fund‡	403,999	3,494,589
1290 High Yield Bond Fund‡	129,272	1,083,301

Total Fixed Income		4,577,890

Total Investment Companies (61.3%) (Cost $11,475,089)		11,822,014

SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	300,000	300,000
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	279,310	279,422

Total Investment Companies		579,422

Total Short-Term Investments (3.0%) (Cost $579,418)		579,422

Total Investments in Securities (101.1%) (Cost $18,355,493)		19,484,015
Other Assets Less Liabilities (-1.1%)		(210,564)

Net Assets (100%)		$19,273,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $293,025. This was collateralized by cash of $300,000 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	100,237	1,210,576	61,256	(175,615)	53	65,474	1,161,744	—	—
1290 GAMCO Small/Mid Cap Value Fund	89,684	1,563,676	99,541	(171,497)	1,185	99,884	1,592,789	—	—
1290 SmartBeta Equity Fund	230,238	3,939,368	214,132	(330,793)	7,966	274,464	4,105,137	—	—
AB Small Cap Growth Portfolio*	5,599	398,931	19,767	(70,087)	359	35,484	384,454	—	—
Fixed Income
1290 Diversified Bond Fund	403,999	3,493,850	503,875	(391,878)	417	(111,675)	3,494,589	31,795	—
1290 High Yield Bond Fund	129,272	1,006,532	134,623	(58,416)	30	532	1,083,301	17,145	—

Total		11,612,933	1,033,194	(1,198,286)	10,010	364,163	11,822,014	48,940	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,082,579	$—	$—	$7,082,579
Investment Companies
Investment Companies	11,822,014	—	—	11,822,014
Short-Term Investments
Investment Companies	579,422	—	—	579,422

Total Assets	$19,484,015	$—	$—	$19,484,015

Total Liabilities	$—	$—	$—	$—

Total	$19,484,015	$—	$—	$19,484,015

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,547,394
Aggregate gross unrealized depreciation	(456,151)

Net unrealized appreciation	$1,091,243

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,392,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (34.7%)
iShares Core S&P Total U.S. Stock Market ETF	21,250	$2,450,125
iShares Core S&P U.S. Growth ETF	9,300	1,090,053
iShares MSCI Global Min Vol Factor ETF	19,860	2,090,662
SPDR Portfolio Developed World ex-US ETF	33,770	1,210,317
Vanguard FTSE Emerging Markets ETF	17,160	716,773

Total Exchange Traded Funds (34.7%) (Cost $6,692,379)		7,557,930

INVESTMENT COMPANIES:
Investment Companies (61.0%)
Equity (53.2%)
1290 Essex Small Cap Growth Fund*‡	143,407	1,662,083
1290 GAMCO Small/Mid Cap Value Fund‡	129,483	2,299,621
1290 SmartBeta Equity Fund‡	396,708	7,073,307
AB Small Cap Growth Portfolio *‡	8,084	555,143

Total Equity		11,590,154

Fixed Income (7.8%)
1290 Diversified Bond Fund‡	56,822	491,508
1290 High Yield Bond Fund ‡	141,802	1,188,299

Total Fixed Income		1,679,807

Total Investment Companies (61.0%) (Cost $11,948,620)		13,269,961

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	337,625	337,760

Total Short-Term Investment (1.5%) (Cost $337,768)		337,760

Total Investments in Securities (97.2%) (Cost $18,978,767)		21,165,651
Other Assets Less Liabilities (2.8%)		598,650

Net Assets (100%)		$21,764,301

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	143,407	1,637,520	50,011	(122,401)	(87)	97,040	1,662,083	—	—
1290 GAMCO Small/Mid Cap Value Fund	129,483	2,138,358	117,848	(103,638)	305	146,748	2,299,621	—	—
1290 SmartBeta Equity Fund	396,708	6,416,067	229,242	(52,075)	157	479,916	7,073,307	—	—
AB Small Cap Growth Portfolio*	8,084	547,599	16,548	(60,979)	(457)	52,432	555,143	—	—
Fixed Income
1290 Diversified Bond Fund	56,822	460,215	70,537	(23,974)	452	(15,722)	491,508	4,498	—
1290 High Yield Bond Fund	141,802	1,052,824	136,227	(1,421)	2	667	1,188,299	18,501	—

Total		12,252,583	620,413	(364,488)	372	761,081	13,269,961	22,999	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,557,930	$—	$—	$7,557,930
Investment Companies
Investment Companies	13,269,961	—	—	13,269,961
Short-Term Investment
Investment Company	337,760	—	—	337,760

Total Assets	$21,165,651	$—	$—	$21,165,651

Total Liabilities	$—	$—	$—	$—

Total	$21,165,651	$—	$—	$21,165,651

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,240,784
Aggregate gross unrealized depreciation	(82,179)

Net unrealized appreciation	$2,158,605

Federal income tax cost of investments in securities and derivative instruments, if applicable	$19,007,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (29.5%)
EQ/American Century Mid Cap Value Portfolio‡	17,309	$391,010
EQ/Emerging Markets Equity PLUS Portfolio‡	73,118	647,861
EQ/Equity 500 Index Portfolio‡	43,970	3,409,795
EQ/International Equity Index Portfolio‡	88,928	1,021,905
EQ/Janus Enterprise Portfolio‡	35,879	824,004
EQ/MFS International Growth Portfolio‡	74,383	567,421
EQ/Small Company Index Portfolio‡	15,253	177,657
EQ/Value Equity Portfolio‡	16,028	377,832
Multimanager Aggressive Equity Portfolio‡	7,168	539,251

Total Equity		7,956,736

Fixed Income (70.6%)
1290 Diversified Bond Fund‡	454,163	3,928,509
1290 VT High Yield Bond Portfolio‡	308,698	2,735,241
EQ/Core Bond Index Portfolio‡	248,532	2,282,918
EQ/Core Plus Bond Portfolio‡	1,055,646	3,665,102
EQ/Long-Term Bond Portfolio‡	273,543	1,908,037
EQ/PIMCO Ultra Short Bond Portfolio‡	240,820	2,384,205
EQ/Quality Bond PLUS Portfolio‡	282,471	2,172,312

Total Fixed Income		19,076,324

Total Investments in Securities (100.1%) (Cost $26,389,427)		27,033,060
Other Assets Less Liabilities (-0.1%)		(34,634)

Net Assets (100%)		$26,998,426

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	17,309	400,698	2,738	(30,238)	12,341	5,471	391,010	—	—
EQ/Emerging Markets Equity PLUS Portfolio	73,118	668,360	2,489	(27,489)	401	4,100	647,861	—	—
EQ/Equity 500 Index Portfolio	43,970	3,445,910	14,430	(389,435)	296,915	41,975	3,409,795	—	—
EQ/International Equity Index Portfolio	88,928	1,006,825	5,225	(57,726)	7,909	59,672	1,021,905	—	—
EQ/Janus Enterprise Portfolio	35,879	792,106	3,235	(35,735)	3,554	60,844	824,004	—	—
EQ/MFS International Growth Portfolio	74,383	612,723	2,986	(72,986)	4,403	20,295	567,421	—	—
EQ/Small Company Index Portfolio	15,253	436,213	1,990	(261,991)	102,172	(100,727)	177,657	—	—
EQ/Value Equity Portfolio	16,028	371,392	1,992	(21,991)	(307)	26,746	377,832	—	—
Multimanager Aggressive Equity Portfolio	7,168	500,852	1,991	(21,991)	12,549	45,850	539,251	—	—
Fixed Income
1290 Diversified Bond Fund	454,163	4,027,954	35,447	—	—	(134,892)	3,928,509	38,759	—
1290 VT High Yield Bond Portfolio	308,698	2,783,143	8,957	(98,959)	967	41,133	2,735,241	—	—
EQ/Core Bond Index Portfolio	248,532	2,312,800	134,433	(159,435)	(116)	(4,764)	2,282,918	—	—
EQ/Core Plus Bond Portfolio	1,055,646	3,798,887	52,688	(140,192)	(13,014)	(33,267)	3,665,102	—	—
EQ/Long-Term Bond Portfolio	273,543	2,026,734	6,967	(76,968)	(14,780)	(33,916)	1,908,037	—	—
EQ/PIMCO Ultra Short Bond Portfolio	240,820	2,246,615	155,225	(57,726)	107	39,984	2,384,205	—	—
EQ/Quality Bond PLUS Portfolio	282,471	2,122,549	214,182	(156,686)	(1,102)	(6,631)	2,172,312	—	—

Total		27,553,761	644,975	(1,609,548)	411,999	31,873	27,033,060	38,759	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,928,509	$23,104,551	$—	$27,033,060

Total Assets	$3,928,509	$23,104,551	$—	$27,033,060

Total Liabilities	$—	$—	$—	$—

Total	$3,928,509	$23,104,551	$—	$27,033,060

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,294,005
Aggregate gross unrealized depreciation	(3,701,237)

Net unrealized appreciation	$592,768

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,440,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (56.6%)
EQ/American Century Mid Cap Value Portfolio‡	151,417	$3,420,530
EQ/Emerging Markets Equity PLUS Portfolio‡	622,694	5,517,340
EQ/Equity 500 Index Portfolio‡	490,791	38,060,312
EQ/International Equity Index Portfolio‡	1,076,239	12,367,423
EQ/Janus Enterprise Portfolio‡	230,013	5,282,494
EQ/MFS International Growth Portfolio‡	972,156	7,415,930
EQ/Small Company Index Portfolio‡	626,468	7,296,496
EQ/Value Equity Portfolio‡	113,915	2,685,362
Multimanager Aggressive Equity Portfolio‡	29,335	2,206,909

Total Equity		84,252,796

Fixed Income (43.4%)
1290 Diversified Bond Fund‡	1,249,095	10,804,669
1290 VT High Yield Bond Portfolio‡	1,139,168	10,093,698
EQ/Core Bond Index Portfolio‡	956,620	8,787,123
EQ/Core Plus Bond Portfolio‡	3,469,185	12,044,675
EQ/Long-Term Bond Portfolio‡	1,038,189	7,241,662
EQ/PIMCO Ultra Short Bond Portfolio‡	801,691	7,937,031
EQ/Quality Bond PLUS Portfolio‡	994,801	7,650,416

Total Fixed Income		64,559,274

Total Investments in Securities (100.0%) (Cost $118,482,375)		148,812,070
Other Assets Less Liabilities (0.0%)†		48,805

Net Assets (100%)		$148,860,875

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	151,417	3,379,319	27,444	(142,417)	714	155,470	3,420,530	—	—
EQ/Emerging Markets Equity PLUS Portfolio	622,694	5,643,163	39,918	(207,151)	(347)	41,757	5,517,340	—	—
EQ/Equity 500 Index Portfolio	490,791	36,836,014	251,985	(2,737,643)	1,429,010	2,280,946	38,060,312	—	—
EQ/International Equity Index Portfolio	1,076,239	12,667,437	92,312	(1,204,038)	83,615	728,097	12,367,423	—	—
EQ/Janus Enterprise Portfolio	230,013	4,984,190	27,443	(142,417)	1,085	412,193	5,282,494	—	—
EQ/MFS International Growth Portfolio	972,156	7,298,440	52,392	(271,886)	2,763	334,221	7,415,930	—	—
EQ/Small Company Index Portfolio	626,468	8,105,699	64,867	(1,211,621)	22,599	314,952	7,296,496	—	—
EQ/Value Equity Portfolio	113,915	2,785,209	22,454	(316,523)	1,616	192,606	2,685,362	—	—
Multimanager Aggressive Equity Portfolio	29,335	2,323,631	19,960	(403,576)	257,295	9,599	2,206,909	—	—
Fixed Income
1290 Diversified Bond Fund	1,249,095	10,712,982	446,746	—	—	(355,059)	10,804,669	105,852	—
1290 VT High Yield Bond Portfolio	1,139,168	10,219,992	67,361	(349,568)	3,701	152,212	10,093,698	—	—
EQ/Core Bond Index Portfolio	956,620	8,187,322	1,029,837	(414,303)	610	(16,343)	8,787,123	—	—
EQ/Core Plus Bond Portfolio	3,469,185	12,328,234	279,836	(414,303)	(1,190)	(147,902)	12,044,675	—	—
EQ/Long-Term Bond Portfolio	1,038,189	7,666,511	57,383	(297,780)	(18,572)	(165,880)	7,241,662	—	—
EQ/PIMCO Ultra Short Bond Portfolio	801,691	6,724,850	1,264,929	(181,257)	(163)	128,672	7,937,031	—	—
EQ/Quality Bond PLUS Portfolio	994,801	7,210,548	879,837	(414,303)	(65)	(25,601)	7,650,416	—	—

Total		147,073,541	4,624,704	(8,708,786)	1,782,671	4,039,940	148,812,070	105,852	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,804,669	$138,007,401	$—	$148,812,070

Total Assets	$10,804,669	$138,007,401	$—	$148,812,070

Total Liabilities	$—	$—	$—	$—

Total	$10,804,669	$138,007,401	$—	$148,812,070

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,760,886
Aggregate gross unrealized depreciation	(10,624,015)

Net unrealized appreciation	$30,136,871

Federal income tax cost of investments in securities and derivative instruments, if applicable	$118,675,199

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (74.1%)
EQ/American Century Mid Cap Value Portfolio‡	179,889	$4,063,717
EQ/Emerging Markets Equity PLUS Portfolio‡	1,245,740	11,037,796
EQ/Equity 500 Index Portfolio‡	1,104,581	85,659,068
EQ/International Equity Index Portfolio‡	2,346,157	26,960,488
EQ/Janus Enterprise Portfolio‡	264,272	6,069,294
EQ/MFS International Growth Portfolio‡	2,001,276	15,266,403
EQ/Small Company Index Portfolio‡	1,680,875	19,577,199
EQ/Value Equity Portfolio‡	250,121	5,896,187
Multimanager Aggressive Equity Portfolio‡	45,518	3,424,356

Total Equity		177,954,508

Fixed Income (25.9%)
1290 Diversified Bond Fund‡	1,046,346	9,050,893
1290 VT High Yield Bond Portfolio‡	1,255,949	11,128,441
EQ/Core Bond Index Portfolio‡	955,269	8,774,716
EQ/Core Plus Bond Portfolio‡	3,269,948	11,352,943
EQ/Long-Term Bond Portfolio‡	1,099,378	7,668,473
EQ/PIMCO Ultra Short Bond Portfolio‡	658,102	6,515,445
EQ/Quality Bond PLUS Portfolio‡	993,916	7,643,613

Total Fixed Income		62,134,524

Total Investments in Securities (100.0%) (Cost $175,257,747)		240,089,032
Other Assets Less Liabilities (0.0%)†		(91,552)

Net Assets (100%)		$239,997,480

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	179,889	3,842,411	69,697	(33,562)	31	185,140	4,063,717	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,245,740	10,257,315	759,136	(95,893)	6	117,232	11,037,796	—	—
EQ/Equity 500 Index Portfolio	1,104,581	79,962,490	1,383,992	(3,886,453)	140,335	8,058,704	85,659,068	—	—
EQ/International Equity Index Portfolio	2,346,157	24,945,449	458,013	(220,553)	836	1,776,743	26,960,488	—	—
EQ/Janus Enterprise Portfolio	264,272	5,563,053	69,698	(33,562)	65	470,040	6,069,294	—	—
EQ/MFS International Growth Portfolio	2,001,276	14,438,194	268,833	(129,455)	(36)	688,867	15,266,403	—	—
EQ/Small Company Index Portfolio	1,680,875	20,236,544	398,271	(1,991,785)	(17,287)	951,456	19,577,199	—	—
EQ/Value Equity Portfolio	250,121	5,435,454	99,567	(47,946)	(3)	409,115	5,896,187	—	—
Multimanager Aggressive Equity Portfolio	45,518	3,384,465	79,654	(438,357)	23,771	374,823	3,424,356	—	—
Fixed Income
1290 Diversified Bond Fund	1,046,346	7,824,496	1,503,690	—	—	(277,293)	9,050,893	86,317	—
1290 VT High Yield Bond Portfolio	1,255,949	10,678,386	364,221	(86,303)	(13)	172,150	11,128,441	—	—
EQ/Core Bond Index Portfolio	955,269	7,489,130	1,389,179	(91,098)	(3)	(12,492)	8,774,716	—	—
EQ/Core Plus Bond Portfolio	3,269,948	10,732,579	839,223	(86,303)	(47)	(132,509)	11,352,943	—	—
EQ/Long-Term Bond Portfolio	1,099,378	7,775,450	149,351	(71,919)	12	(184,421)	7,668,473	—	—
EQ/PIMCO Ultra Short Bond Portfolio	658,102	5,591,097	854,654	(38,357)	2	108,049	6,515,445	—	—
EQ/Quality Bond PLUS Portfolio	993,916	6,957,672	794,220	(86,303)	(5)	(21,971)	7,643,613	—	—

Total		225,114,185	9,481,399	(7,337,849)	147,664	12,683,633	240,089,032	86,317	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$9,050,893	$231,038,139	$—	$240,089,032

Total Assets	$9,050,893	$231,038,139	$—	$240,089,032

Total Liabilities	$—	$—	$—	$—

Total	$9,050,893	$231,038,139	$—	$240,089,032

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,721,087
Aggregate gross unrealized depreciation	(8,129,208)

Net unrealized appreciation	$64,591,879

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,497,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (84.0%)
EQ/American Century Mid Cap Value Portfolio‡	204,555	$4,620,927
EQ/Emerging Markets Equity PLUS Portfolio‡	1,238,338	10,972,208
EQ/Equity 500 Index Portfolio‡	1,183,451	91,775,371
EQ/International Equity Index Portfolio‡	2,528,701	29,058,161
EQ/Janus Enterprise Portfolio‡	194,091	4,457,523
EQ/MFS International Growth Portfolio‡	2,010,163	15,334,195
EQ/Small Company Index Portfolio‡	1,847,861	21,522,090
EQ/Value Equity Portfolio‡	293,421	6,916,930
Multimanager Aggressive Equity Portfolio‡	41,190	3,098,774

Total Equity		187,756,179

Fixed Income (16.0%)
1290 Diversified Bond Fund‡	640,249	5,538,154
1290 VT High Yield Bond Portfolio‡	708,152	6,274,643
EQ/Core Bond Index Portfolio‡	491,365	4,513,484
EQ/Core Plus Bond Portfolio‡	1,887,050	6,551,657
EQ/Long-Term Bond Portfolio‡	677,157	4,723,360
EQ/PIMCO Ultra Short Bond Portfolio‡	419,002	4,148,275
EQ/Quality Bond PLUS Portfolio‡	538,382	4,140,370

Total Fixed Income		35,889,943

Total Investments in Securities (100.0%) (Cost $161,373,474)		223,646,122
Other Assets Less Liabilities (0.0%)†		(88,424)

Net Assets (100%)		$223,557,698

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	204,555	4,358,111	64,460	(11,532)	—	209,888	4,620,927	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,238,338	9,943,922	945,605	(40,360)	1	123,040	10,972,208	—	—
EQ/Equity 500 Index Portfolio	1,183,451	84,747,984	1,729,649	(3,419,429)	89,746	8,627,421	91,775,371	—	—
EQ/International Equity Index Portfolio	2,528,701	26,675,777	580,130	(103,783)	15	1,906,022	29,058,161	—	—
EQ/Janus Enterprise Portfolio	194,091	4,060,562	64,460	(11,532)	5	344,028	4,457,523	—	—
EQ/MFS International Growth Portfolio	2,010,163	14,381,067	322,295	(57,658)	(10)	688,501	15,334,195	—	—
EQ/Small Company Index Portfolio	1,847,861	21,322,440	494,184	(1,338,408)	(914)	1,044,788	21,522,090	—	—
EQ/Value Equity Portfolio	293,421	6,333,424	128,918	(23,063)	—	477,651	6,916,930	—	—
Multimanager Aggressive Equity Portfolio	41,190	2,884,299	85,945	(215,375)	7,562	336,343	3,098,774	—	—
Fixed Income
1290 Diversified Bond Fund	640,249	4,731,570	973,034	—	—	(166,450)	5,538,154	52,702	—
1290 VT High Yield Bond Portfolio	708,152	5,997,333	203,917	(23,063)	(2)	96,458	6,274,643	—	—
EQ/Core Bond Index Portfolio	491,365	3,857,822	683,175	(21,141)	1	(6,373)	4,513,484	—	—
EQ/Core Plus Bond Portfolio	1,887,050	5,899,074	746,689	(17,297)	—	(76,809)	6,551,657	—	—
EQ/Long-Term Bond Portfolio	677,157	4,600,304	246,688	(17,297)	(2)	(106,333)	4,723,360	—	—
EQ/PIMCO Ultra Short Bond Portfolio	419,002	2,813,746	1,278,717	(9,610)	(1)	65,423	4,148,275	—	—
EQ/Quality Bond PLUS Portfolio	538,382	3,815,505	357,431	(19,219)	—	(13,347)	4,140,370	—	—

Total		206,422,940	8,905,297	(5,328,767)	96,401	13,550,251	223,646,122	52,702	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,538,154	$218,107,968	$—	$223,646,122

Total Assets	$5,538,154	$218,107,968	$—	$223,646,122

Total Liabilities	$—	$—	$—	$—

Total	$5,538,154	$218,107,968	$—	$223,646,122

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,529,316
Aggregate gross unrealized depreciation	(4,392,089)

Net unrealized appreciation	$62,137,227

Federal income tax cost of investments in securities and derivative instruments, if applicable	$161,508,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (93.8%)
EQ/American Century Mid Cap Value Portfolio‡	69,402	$1,567,802
EQ/Emerging Markets Equity PLUS Portfolio‡	654,217	5,796,648
EQ/Equity 500 Index Portfolio‡	626,243	48,564,525
EQ/International Equity Index Portfolio‡	1,358,829	15,614,767
EQ/Janus Enterprise Portfolio‡	57,977	1,331,511
EQ/MFS International Growth Portfolio‡	1,323,475	10,095,906
EQ/Small Company Index Portfolio‡	1,093,618	12,737,400
EQ/Value Equity Portfolio‡	216,896	5,112,968
Multimanager Aggressive Equity Portfolio‡	35,852	2,697,195

Total Equity		103,518,722

Fixed Income (6.3%)
1290 Diversified Bond Fund‡	109,235	944,882
1290 VT High Yield Bond Portfolio‡	197,299	1,748,184
EQ/Core Bond Index Portfolio‡	91,749	842,769
EQ/Core Plus Bond Portfolio‡	381,208	1,323,516
EQ/Long-Term Bond Portfolio‡	136,982	955,491
EQ/PIMCO Ultra Short Bond Portfolio‡	40,795	403,886
EQ/Quality Bond PLUS Portfolio‡	93,445	718,629

Total Fixed Income		6,937,357

Total Investments in Securities (100.1%) (Cost $91,514,007)		110,456,079
Other Assets Less Liabilities (-0.1%)		(60,435)

Net Assets (100%)		$110,395,644

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	69,402	1,468,019	42,532	(13,977)	2	71,226	1,567,802	—	—
EQ/Emerging Markets Equity PLUS Portfolio	654,217	5,260,779	535,651	(64,295)	2	64,511	5,796,648	—	—
EQ/Equity 500 Index Portfolio	626,243	44,007,947	1,463,129	(1,510,814)	5,827	4,598,436	48,564,525	—	—
EQ/International Equity Index Portfolio	1,358,829	14,257,233	493,379	(162,135)	71	1,026,219	15,614,767	—	—
EQ/Janus Enterprise Portfolio	57,977	1,205,825	34,027	(11,182)	(1)	102,842	1,331,511	—	—
EQ/MFS International Growth Portfolio	1,323,475	9,412,412	340,263	(111,817)	(8)	455,056	10,095,906	—	—
EQ/Small Company Index Portfolio	1,093,618	12,264,966	450,848	(608,158)	(184)	629,928	12,737,400	—	—
EQ/Value Equity Portfolio	216,896	4,656,710	153,119	(50,318)	(9)	353,466	5,112,968	—	—
Multimanager Aggressive Equity Portfolio	35,852	2,684,737	102,079	(373,545)	(637)	284,561	2,697,195	—	—
Fixed Income
1290 Diversified Bond Fund	109,235	653,991	317,882	—	—	(26,991)	944,882	8,678	—
1290 VT High Yield Bond Portfolio	197,299	1,576,452	161,040	(16,773)	(1)	27,466	1,748,184	—	—
EQ/Core Bond Index Portfolio	91,749	671,039	184,026	(11,182)	—	(1,114)	842,769	—	—
EQ/Core Plus Bond Portfolio	381,208	1,007,492	337,013	(5,591)	—	(15,398)	1,323,516	—	—
EQ/Long-Term Bond Portfolio	136,982	856,749	125,518	(8,386)	1	(18,391)	955,491	—	—
EQ/PIMCO Ultra Short Bond Portfolio	40,795	198,216	200,001	—	—	5,669	403,886	—	—
EQ/Quality Bond PLUS Portfolio	93,445	421,502	300,000	—	—	(2,873)	718,629	—	—

Total		100,604,069	5,240,507	(2,948,173)	5,063	7,554,613	110,456,079	8,678	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$944,882	$109,511,197	$—	$110,456,079

Total Assets	$944,882	$109,511,197	$—	$110,456,079

Total Liabilities	$—	$—	$—	$—

Total	$944,882	$109,511,197	$—	$110,456,079

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,692,726
Aggregate gross unrealized depreciation	(836,030)

Net unrealized appreciation	$18,856,696

Federal income tax cost of investments in securities and derivative instruments, if applicable	$91,599,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.8%)
iShares Core MSCI EAFE ETF	376,670	$27,956,447
iShares Core S&P 500 ETF	55,238	29,040,274
iShares Core S&P Mid-Cap ETF	165,750	10,067,655
iShares Core S&P Small-Cap ETF	17,050	1,884,366
iShares MSCI EAFE ETF(x)	90,660	7,240,108
iShares Russell 2000 ETF(x)	9,825	2,066,197
Vanguard Large-Cap ETF(x)	39,960	9,580,810
Vanguard S&P 500 ETF	62,270	29,933,189

Total Equity		117,769,046

Fixed Income (34.8%)
Vanguard Intermediate-Term Corporate Bond ETF	785,057	63,204,939

Total Exchange Traded Funds (99.6%) (Cost $157,057,384)		180,973,985

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	674,005	674,005
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	1,023,262	1,023,672

Total Investment Companies		1,697,677

Total Short-Term Investments (0.9%) (Cost $1,697,736)		1,697,677

Total Investments in Securities (100.5%) (Cost $158,755,120)		182,671,662
Other Assets Less Liabilities (-0.5%)		(907,324)

Net Assets (100%)		$181,764,338

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $7,771,864. This was collateralized by $7,294,947 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/2/24 - 2/15/54 and by cash of $674,005 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$180,973,985	$—	$—	$180,973,985
Short-Term Investments
Investment Companies	$1,697,677	$—	$—	$1,697,677

Total Assets	$182,671,662	$—	$—	$182,671,662

Total Liabilities	$—	$—	$—	$—

Total	$182,671,662	$—	$—	$182,671,662

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,444,489
Aggregate gross unrealized depreciation	(2,693,380)

Net unrealized appreciation	$22,751,109

Federal income tax cost of investments in securities and derivative instruments, if applicable	$159,920,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (25.2%)
iMGP DBi Managed Futures Strategy ETF	39,910	$1,144,619
IQ Merger Arbitrage ETF(x)	31,370	987,528

Total Alternatives		2,132,147

Commodity (13.6%)
Invesco DB Agriculture Fund	12,010	297,368
Invesco DB Energy Fund	13,360	276,822
Invesco DB Precious Metals Fund	10,820	579,411

Total Commodity		1,153,601

Equity (32.1%)
iShares Core U.S. REIT ETF	11,600	624,080
JPMorgan Equity Premium Income ETF	16,250	940,225
JPMorgan Nasdaq Equity Premium Income ETF(x)	9,460	513,110
Vanguard Global ex-U.S. Real Estate ETF(x)	15,290	644,321

Total Equity		2,721,736

Fixed Income (29.1%)
iShares Convertible Bond ETF(x)	16,810	1,341,942
Vanguard Short-Term Inflation-Protected Securities ETF	23,490	1,124,936

Total Fixed Income		2,466,878

Total Exchange Traded Funds (100.0%) (Cost $8,492,971)		8,474,362

SHORT-TERM INVESTMENT:
Investment Company (15.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,282,259	1,282,259

Total Short-Term Investment (15.1%) (Cost $1,282,259)		1,282,259

Total Investments in Securities (115.1%) (Cost $9,775,230)		9,756,621
Other Assets Less Liabilities (-15.1%)		(1,280,800)

Net Assets (100%)		$8,475,821

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $1,458,034. This was collateralized by $209,912 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.470%, maturing 4/2/24 - 11/15/53 and by cash of $1,282,259 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,474,362	$—	$—	$8,474,362
Short-Term Investment
Investment Company	1,282,259	—	—	1,282,259

Total Assets	$9,756,621	$—	$—	$9,756,621

Total Liabilities	$—	$—	$—	$—

Total	$9,756,621	$—	$—	$9,756,621

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$401,501
Aggregate gross unrealized depreciation	(585,873)

Net unrealized depreciation	$(184,372)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,940,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $—)	2	$98

CONVERTIBLE PREFERRED STOCKS:
Financials (4.7%)
Banks (3.8%)
Bank of America Corp.
7.250%(y)	650	775,931
Wells Fargo & Co.
7.500%(y)	745	908,416

		1,684,347

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	1,115	57,110

Financial Services (0.8%)
Apollo Global Management, Inc.
6.750%	6,000	382,500

Total Financials		2,123,957

Health Care (0.1%)
Health Care Providers & Services (0.1%)
BrightSpring Health Services, Inc.
6.750%*	1,000	45,080

Total Health Care		45,080

Industrials (0.7%)
Machinery (0.5%)
Chart Industries, Inc.
6.750%	1,500	96,315
RBC Bearings, Inc.
5.000%	900	109,881

		206,196

Professional Services (0.2%)
Clarivate plc
5.250%	3,200	95,104

Total Industrials		301,300

Materials (1.2%)
Chemicals (1.2%)
Albemarle Corp.
7.250%*	9,000	531,000

Total Materials		531,000

Utilities (0.9%)
Electric Utilities (0.7%)
NextEra Energy, Inc.
6.926%	8,000	311,440

Multi-Utilities (0.2%)
Algonquin Power & Utilities Corp.
7.750%	3,945	84,581

Total Utilities		396,021

Total Convertible Preferred Stocks (7.6%) (Cost $3,886,913)		3,397,358

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (91.2%)
Communication Services (7.9%)
Entertainment (3.0%)
Bilibili, Inc.
1.375%, 4/1/26	$60,000	59,700
0.500%, 12/1/26	133,000	126,855
Cinemark Holdings, Inc.
4.500%, 8/15/25	80,000	110,904
iQIYI, Inc.
4.000%, 12/15/26	70,000	69,300
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27	78,000	79,768
Live Nation Entertainment, Inc.
2.000%, 2/15/25	110,000	121,759
3.125%, 1/15/29(x)	163,000	195,502
Sea Ltd.
2.375%, 12/1/25	185,000	185,463
0.250%, 9/15/26	420,000	358,890

		1,308,141

Interactive Media & Services (1.4%)
JOYY, Inc.
1.375%, 6/15/26	90,000	88,542
Snap, Inc.
0.750%, 8/1/26	60,000	57,480
(Zero Coupon), 5/1/27	225,000	181,417
0.125%, 3/1/28	300,000	227,850
Ziff Davis, Inc.
1.750%, 11/1/26	90,000	85,158

		640,447

Media (3.5%)
Cable One, Inc.
(Zero Coupon), 3/15/26	140,000	121,940
DISH Network Corp.
(Zero Coupon), 12/15/25	330,000	240,900
3.375%, 8/15/26	620,000	385,950
Liberty Broadband Corp.
3.125%, 3/31/53§	200,000	189,260
Liberty Interactive LLC
4.000%, 11/15/29	50,000	20,375
3.750%, 2/15/30	59,851	23,941
Liberty Media Corp.
3.750%, 3/15/28	100,000	122,450
2.750%, 12/1/49§	99,918	94,052
2.375%, 9/30/53§	250,000	290,625
TechTarget, Inc.
(Zero Coupon), 12/15/26	72,000	68,400

		1,557,893

Total Communication Services		3,506,481

Consumer Discretionary (15.0%)
Automobile Components (0.3%)
LCI Industries
1.125%, 5/15/26	100,000	98,200
Luminar Technologies, Inc.
1.250%, 12/15/26§	150,000	50,300

		148,500

Automobiles (3.6%)
Fisker, Inc.
2.500%, 9/15/26§	100,000	500
Ford Motor Co.
(Zero Coupon), 3/15/26	420,000	434,070
Li Auto, Inc.
0.250%, 5/1/28	155,000	194,448
Lucid Group, Inc.
1.250%, 12/15/26§	375,000	191,625
NIO, Inc.
0.500%, 2/1/27	100,000	91,000
3.875%, 10/15/29§	70,000	44,590
4.625%, 10/15/30§	120,000	73,920
Rivian Automotive, Inc.
4.625%, 3/15/29	275,000	220,137
3.625%, 10/15/30§	370,000	259,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Winnebago Industries, Inc.
3.250%, 1/15/30§	$60,000	$64,830

		1,574,120

Broadline Retail (1.6%)
Etsy, Inc.
0.125%, 10/1/26	125,000	132,125
0.125%, 9/1/27	160,000	133,904
0.250%, 6/15/28	175,000	137,813
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	72,849
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	120,000	102,905
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	150,000	144,570

		724,166

Diversified Consumer Services (0.5%)
2U, Inc.
2.250%, 5/1/25	60,000	28,188
Chegg, Inc.
0.125%, 3/15/25	95,000	88,492
Stride, Inc.
1.125%, 9/1/27	60,000	79,350

		196,030

Hotels, Restaurants & Leisure (6.9%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	415,000	385,918
Booking Holdings, Inc.
0.750%, 5/1/25	180,000	347,400
Carnival Corp.
5.750%, 10/1/24	75,000	125,483
5.750%, 12/1/27	225,000	338,625
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	275,000	237,187
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	161,175
H World Group Ltd.
3.000%, 5/1/26	100,000	114,867
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	118,438
3.250%, 12/15/27	105,000	98,490
NCL Corp. Ltd.
5.375%, 8/1/25	100,000	130,700
1.125%, 2/15/27	232,000	218,799
2.500%, 2/15/27	71,000	68,764
Royal Caribbean Cruises Ltd.
6.000%, 8/15/25	215,000	611,030
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	96,075

		3,052,951

Leisure Products (0.3%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	175,000	147,420

Specialty Retail (1.8%)
National Vision Holdings, Inc.
2.500%, 5/15/25	55,000	57,359
Vroom, Inc.
0.750%, 7/1/26	130,000	65,000
Wayfair, Inc.
0.625%, 10/1/25	215,000	199,155
1.000%, 8/15/26	180,000	166,158
3.250%, 9/15/27	117,000	153,855
3.500%, 11/15/28§	100,000	167,000

		808,527

Total Consumer Discretionary		6,651,714

Consumer Staples (0.9%)
Food Products (0.7%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	54,050
Freshpet, Inc.
3.000%, 4/1/28	70,000	125,616
Post Holdings, Inc.
2.500%, 8/15/27	119,000	133,815

		313,481

Personal Care Products (0.2%)
Beauty Health Co. (The)
1.250%, 10/1/26§	118,000	96,831

Total Consumer Staples		410,312

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Kosmos Energy Ltd.
3.125%, 3/15/30§	80,000	87,560
Northern Oil & Gas, Inc.
3.625%, 4/15/29	93,000	113,228
Pioneer Natural Resources Co.
0.250%, 5/15/25	80,000	228,848
World Kinect Corp.
3.250%, 7/1/28§	50,000	55,000

Total Energy		484,636

Financials (6.4%)
Banks (0.7%)
Barclays Bank plc
Series MSFT
1.000%, 2/16/29	150,000	161,583
BofA Finance LLC
0.600%, 5/25/27	100,000	126,422

		288,005

Capital Markets (1.5%)
Coinbase Global, Inc.
0.500%, 6/1/26	245,000	268,101
0.250%, 4/1/30§	222,000	233,859
HAT Holdings I LLC
3.750%, 8/15/28§	86,000	101,377
JPMorgan Chase Financial Co. LLC
0.500%, 6/15/27	65,000	71,825

		675,162

Consumer Finance (0.8%)
LendingTree, Inc.
0.500%, 7/15/25	70,000	64,841
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	98,000	83,643
1.250%, 3/15/29§	142,000	142,923
Upstart Holdings, Inc.
0.250%, 8/15/26	92,000	71,815

		363,222

Financial Services (3.2%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26	303,000	250,733
Block, Inc.
0.125%, 3/1/25	130,000	132,925
(Zero Coupon), 5/1/26	165,000	147,361
0.250%, 11/1/27	90,000	75,015
Euronet Worldwide, Inc.
0.750%, 3/15/49	115,000	111,493
Global Payments, Inc.
1.500%, 3/1/31§	388,000	410,116
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	64,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	$100,000	$107,000
0.500%, 8/1/27	129,000	119,647

		1,418,906

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT)
6.750%, 7/15/27	100,000	106,000

Total Financials		2,851,295

Health Care (12.8%)
Biotechnology (5.0%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	242,000	227,450
Ascendis Pharma A/S
2.250%, 4/1/28	92,000	105,850
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	85,000	83,461
1.250%, 5/15/27(x)	130,000	128,219
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	144,635
2.250%, 2/1/29	100,000	81,435
Cytokinetics, Inc.
3.500%, 7/1/27	100,000	158,750
Exact Sciences Corp.
0.375%, 3/15/27	110,000	105,116
0.375%, 3/1/28	220,000	202,818
2.000%, 3/1/30§	70,000	78,960
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	140,000	123,879
1.000%, 8/15/28	138,000	134,074
Immunocore Holdings plc
2.500%, 2/1/30§	70,000	72,933
Insmed, Inc.
0.750%, 6/1/28	80,000	85,680
Ionis Pharmaceuticals, Inc.
(Zero Coupon), 4/1/26	105,000	103,364
1.750%, 6/15/28§	100,000	104,619
Sarepta Therapeutics, Inc.
1.250%, 9/15/27	220,000	256,982

		2,198,225

Health Care Equipment & Supplies (5.3%)
CONMED Corp.
2.250%, 6/15/27	165,000	150,777
Dexcom, Inc.
0.250%, 11/15/25	305,000	334,777
0.375%, 5/15/28§	165,000	176,741
Enovis Corp.
3.875%, 10/15/28§	101,000	129,230
Envista Holdings Corp.
1.750%, 8/15/28§	120,000	105,525
Haemonetics Corp.
(Zero Coupon), 3/1/26	95,000	87,219
Insulet Corp.
0.375%, 9/1/26	145,000	150,727
Integer Holdings Corp.
2.125%, 2/15/28	103,000	148,629
Integra LifeSciences Holdings Corp.
0.500%, 8/15/25	105,000	100,049
iRhythm Technologies, Inc.
1.500%, 9/1/29§	109,000	115,036
Lantheus Holdings, Inc.
2.625%, 12/15/27	105,000	116,130
Merit Medical Systems, Inc.
3.000%, 2/1/29§	135,000	147,285
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	108,900
NuVasive, Inc.
0.375%, 3/15/25	60,000	57,060
Omnicell, Inc.
0.250%, 9/15/25	115,000	107,955
Shockwave Medical, Inc.
1.000%, 8/15/28§	160,000	204,400
TransMedics Group, Inc.
1.500%, 6/1/28§	89,000	97,652

		2,338,092

Health Care Providers & Services (0.3%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	142,674

Health Care Technology (0.9%)
Evolent Health, Inc.
3.500%, 12/1/29§	90,000	103,230
Livongo Health, Inc.
0.875%, 6/1/25	110,000	103,950
Teladoc Health, Inc.
1.250%, 6/1/27	235,000	197,988

		405,168

Life Sciences Tools & Services (0.5%)
CryoPort, Inc.
0.750%, 12/1/26§	72,000	63,359
Repligen Corp.
1.000%, 12/15/28§	138,000	154,526

		217,885

Pharmaceuticals (0.8%)
Jazz Investments I Ltd.
1.500%, 8/15/24	120,000	118,020
2.000%, 6/15/26	190,000	188,174
Pacira BioSciences, Inc.
0.750%, 8/1/25	70,000	66,325

		372,519

Total Health Care		5,674,563

Industrials (8.2%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.
0.500%, 12/15/27	135,000	196,162
Parsons Corp.
2.625%, 3/1/29§	150,000	162,375
Rocket Lab USA, Inc.
4.250%, 2/1/29§	70,000	74,112
Virgin Galactic Holdings, Inc.
2.500%, 2/1/27§	53,000	19,027

		451,676

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.
3.875%, 8/15/29§	100,000	82,729
ZTO Express Cayman, Inc.
1.500%, 9/1/27	194,000	187,695

		270,424

Commercial Services & Supplies (0.3%)
Tetra Tech, Inc.
2.250%, 8/15/28§	125,000	137,112

Construction & Engineering (0.4%)
Fluor Corp.
1.125%, 8/15/29§	85,000	95,582
Granite Construction, Inc.
3.750%, 5/15/28§	75,000	102,900

		198,482

Electrical Equipment (0.7%)
Array Technologies, Inc.
1.000%, 12/1/28	75,000	69,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Bloom Energy Corp.
3.000%, 6/1/28§	$125,000	$113,438
Stem, Inc.
0.500%, 12/1/28§	88,000	42,896
Sunrun, Inc.
4.000%, 3/1/30§	100,000	99,473

		325,154

Ground Transportation (1.9%)
Lyft, Inc.
1.500%, 5/15/25	50,000	48,672
0.625%, 3/1/29§	96,000	112,139
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	280,000	314,300
Series 2028
0.875%, 12/1/28§	290,000	358,730

		833,841

Machinery (0.8%)
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28	90,000	99,747
John Bean Technologies Corp.
0.250%, 5/15/26	50,000	46,340
Middleby Corp. (The)
1.000%, 9/1/25	155,000	203,593

		349,680

Passenger Airlines (1.7%)
American Airlines Group, Inc.
6.500%, 7/1/25	215,000	249,185
JetBlue Airways Corp.
0.500%, 4/1/26	135,000	117,844
Southwest Airlines Co.
1.250%, 5/1/25	340,000	344,080
Spirit Airlines, Inc.
1.000%, 5/15/26	70,000	32,641

		743,750

Professional Services (0.8%)
CSG Systems International, Inc.
3.875%, 9/15/28§	80,000	78,728
Dayforce, Inc.
0.250%, 3/15/26	120,000	109,800
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	94,238
Upwork, Inc.
0.250%, 8/15/26	86,000	74,983

		357,749

Total Industrials		3,667,868

Information Technology (27.6%)
Communications Equipment (1.1%)
Infinera Corp.
3.750%, 8/1/28	75,000	82,964
Lumentum Holdings, Inc.
0.500%, 12/15/26	215,000	188,627
0.500%, 6/15/28	125,000	96,471
1.500%, 12/15/29§	125,000	117,440

		485,502

Electronic Equipment, Instruments & Components (1.2%)
Advanced Energy Industries, Inc.
2.500%, 9/15/28§	125,000	127,113
Insight Enterprises, Inc.
0.750%, 2/15/25	70,000	190,085
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	110,206
Vishay Intertechnology, Inc.
2.250%, 9/15/30§	125,000	119,375

		546,779

IT Services (5.8%)
Akamai Technologies, Inc.
0.125%, 5/1/25	200,000	235,900
0.375%, 9/1/27	260,000	273,650
1.125%, 2/15/29§	275,000	282,012
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	234,000
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	319,000	267,354
Fastly, Inc.
(Zero Coupon), 3/15/26	80,000	72,600
MongoDB, Inc.
0.250%, 1/15/26	225,000	393,904
Okta, Inc.
0.125%, 9/1/25	105,000	100,537
0.375%, 6/15/26	110,000	100,760
Perficient, Inc.
0.125%, 11/15/26	69,000	59,466
Shopify, Inc.
0.125%, 11/1/25	165,000	156,668
Spotify USA, Inc.
(Zero Coupon), 3/15/26	335,000	307,530
Wix.com Ltd.
(Zero Coupon), 8/15/25	125,000	115,375

		2,599,756

Semiconductors & Semiconductor Equipment (3.3%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	73,520
(Zero Coupon), 3/1/28	170,000	145,877
MACOM Technology Solutions Holdings, Inc.
0.250%, 3/15/26	55,000	69,328
Microchip Technology, Inc.
0.125%, 11/15/24	135,000	143,235
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	205,590
0.500%, 3/1/29	300,000	295,200
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	135,000	123,025
Wolfspeed, Inc.
1.750%, 5/1/26	150,000	144,225
0.250%, 2/15/28	130,000	75,855
1.875%, 12/1/29	324,000	180,824

		1,456,679

Software (13.3%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	105,283
Bentley Systems, Inc.
0.125%, 1/15/26	115,000	115,407
0.375%, 7/1/27	100,000	89,683
BILL Holdings, Inc.
(Zero Coupon), 12/1/25	97,000	90,549
(Zero Coupon), 4/1/27	101,000	86,355
BlackLine, Inc.
0.125%, 8/1/24	85,000	86,675
(Zero Coupon), 3/15/26(x)	220,000	199,059
Confluent, Inc.
(Zero Coupon), 1/15/27	235,000	201,238
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	115,000	195,911
Datadog, Inc.
0.125%, 6/15/25	160,000	225,440
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	127,980
(Zero Coupon), 3/1/28	100,000	93,312
Envestnet, Inc.
0.750%, 8/15/25	50,000	48,475
2.625%, 12/1/27	118,000	124,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Everbridge, Inc.
(Zero Coupon), 3/15/26	$40,000	$39,000
Five9, Inc.
0.500%, 6/1/25	126,000	118,604
1.000%, 3/15/29§	125,000	129,375
Guidewire Software, Inc.
1.250%, 3/15/25	55,000	63,443
HubSpot, Inc.
0.375%, 6/1/25	70,000	156,940
InterDigital, Inc.
3.500%, 6/1/27	91,000	130,462
Jamf Holding Corp.
0.125%, 9/1/26	66,000	58,865
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	25,025
Marathon Digital Holdings, Inc.
1.000%, 12/1/26	110,000	92,871
MicroStrategy, Inc.
0.750%, 12/15/25	125,000	535,625
(Zero Coupon), 2/15/27	140,000	190,582
0.625%, 3/15/30§	198,000	264,449
0.875%, 3/15/31§	118,000	119,711
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	62,550
Nutanix, Inc.
0.250%, 10/1/27	85,000	104,125
PagerDuty, Inc.
1.500%, 10/15/28§	65,000	69,147
Palo Alto Networks, Inc.
0.375%, 6/1/25	260,000	742,040
Pegasystems, Inc.
0.750%, 3/1/25	105,000	100,328
Progress Software Corp.
1.000%, 4/15/26	90,000	93,150
3.500%, 3/1/30§	75,000	75,938
Rapid7, Inc.
0.250%, 3/15/27	135,000	118,182
RingCentral, Inc.
(Zero Coupon), 3/15/26	95,000	85,120
Tyler Technologies, Inc.
0.250%, 3/15/26	85,000	85,382
Unity Software, Inc.
(Zero Coupon), 11/15/26	254,000	215,265
Workiva, Inc.
1.250%, 8/15/28§	94,000	87,279
Zscaler, Inc.
0.125%, 7/1/25	255,000	347,425

		5,900,917

Technology Hardware, Storage & Peripherals (2.9%)
Seagate HDD Cayman
3.500%, 6/1/28§	300,000	381,450
Super Micro Computer, Inc.
(Zero Coupon), 3/1/29§	350,000	388,319
Western Digital Corp.
3.000%, 11/15/28§	300,000	439,650
Xerox Holdings Corp.
3.750%, 3/15/30§	75,000	75,579

		1,284,998

Total Information Technology		12,274,631

Materials (0.9%)
Metals & Mining (0.9%)
MP Materials Corp.
0.250%, 4/1/26§	70,000	61,425
3.000%, 3/1/30§	144,000	134,208
United States Steel Corp.
5.000%, 11/1/26	70,000	213,920

Total Materials		409,553

Real Estate (2.9%)
Health Care REITs (1.0%)
Ventas Realty LP (REIT)
3.750%, 6/1/26§	200,000	199,600
Welltower OP LLC (REIT)
2.750%, 5/15/28§	205,000	228,185

		427,785

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	135,000	121,082

Industrial REITs (0.2%)
Rexford Industrial Realty LP (REIT)
4.375%, 3/15/27§	63,000	64,106
4.125%, 3/15/29§	38,000	38,679

		102,785

Real Estate Management & Development (1.2%)
Opendoor Technologies, Inc.
0.250%, 8/15/26§	100,000	77,013
Realogy Group LLC
0.250%, 6/15/26	85,000	67,362
Redfin Corp.
0.500%, 4/1/27	80,000	44,000
Zillow Group, Inc.
0.750%, 9/1/24	140,000	165,108
2.750%, 5/15/25(x)	110,000	116,188
1.375%, 9/1/26	65,000	80,072

		549,743

Retail REITs (0.2%)
Federal Realty OP LP (REIT)
3.250%, 1/15/29§	108,000	104,814

Total Real Estate		1,306,209

Utilities (7.5%)
Electric Utilities (5.2%)
Alliant Energy Corp.
3.875%, 3/15/26	125,000	122,937
Duke Energy Corp.
4.125%, 4/15/26§	350,000	345,800
Evergy, Inc.
4.500%, 12/15/27§	275,000	279,537
FirstEnergy Corp.
4.000%, 5/1/26§	270,000	268,380
NextEra Energy Capital Holdings, Inc.
3.000%, 3/1/27§	180,000	192,420
NRG Energy, Inc.
2.750%, 6/1/48	120,000	198,540
PG&E Corp.
4.250%, 12/1/27§	381,000	382,715
PPL Capital Funding, Inc.
2.875%, 3/15/28	200,000	191,400
Southern Co. (The)
3.875%, 12/15/25	317,000	315,415

		2,297,144

Independent Power and Renewable Electricity Producers (0.9%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	20,000	19,700
(Zero Coupon), 11/15/25§	115,000	102,063
2.500%, 6/15/26§	150,000	134,993
Ormat Technologies, Inc.
2.500%, 7/15/27	68,000	65,620
Sunnova Energy International, Inc.
0.250%, 12/1/26	130,000	65,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 2/15/28	$47,000	$18,915

		407,071

Multi-Utilities (1.0%)
CenterPoint Energy, Inc.
4.250%, 8/15/26§	200,000	198,100
3.369%, 9/15/29(e)	200,000	64,322
CMS Energy Corp.
3.375%, 5/1/28§	163,000	160,311

		422,733

Water Utilities (0.4%)
American Water Capital Corp.
3.625%, 6/15/26§	200,000	195,300

Total Utilities		3,322,248

Total Convertible Bonds		40,559,510

Total Long-Term Debt Securities (91.2%) (Cost $43,896,924)		40,559,510

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	485,135	485,135

Total Short-Term Investment (1.1%) (Cost $485,135)		485,135

Total Investments in Securities (99.9%) (Cost $48,268,972)		44,442,101
Other Assets Less Liabilities (0.1%)		33,703

Net Assets (100%)		$44,475,804

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $11,774,304 or 26.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at March 31, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $473,555. This was collateralized by cash of $485,135 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stock
Utilities	$98	$—	$—	$98
Convertible Bonds
Communication Services	—	3,506,481	—	3,506,481
Consumer Discretionary	—	6,651,714	—	6,651,714
Consumer Staples	—	410,312	—	410,312
Energy	—	484,636	—	484,636
Financials	—	2,851,295	—	2,851,295
Health Care	—	5,674,563	—	5,674,563
Industrials	—	3,667,868	—	3,667,868
Information Technology	—	12,274,631	—	12,274,631
Materials	—	409,553	—	409,553
Real Estate	—	1,306,209	—	1,306,209
Utilities	—	3,322,248	—	3,322,248
Convertible Preferred Stocks
Financials	2,066,847	57,110	—	2,123,957
Health Care	45,080	—	—	45,080
Industrials	301,300	—	—	301,300
Materials	531,000	—	—	531,000
Utilities	396,021	—	—	396,021
Short-Term Investment
Investment Company	485,135	—	—	485,135

Total Assets	$3,825,481	$40,616,620	$—	$44,442,101

Total Liabilities	$—	$—	$—	$—

Total	$3,825,481	$40,616,620	$—	$44,442,101

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,290,140
Aggregate gross unrealized depreciation	(7,376,785)

Net unrealized depreciation	$(4,086,645)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,528,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.0%)
ABFC Trust,
Series 2007-WMC1 A1A
6.694%, 6/25/37(l)	$2,476,741	$1,606,859
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
5.964%, 10/25/36(l)	2,231,684	642,700
Affirm Asset Securitization Trust,
Series 2024-A A
5.610%, 2/15/29§	525,000	524,348
AIMCO CLO,
Series 2018-AA D
8.128%, 4/17/31(l)§	500,000	499,628
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,138,988
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	894,016
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
6.944%, 1/25/33(l)	1,983,142	1,787,642
Apidos CLO XII,
Series 2013-12A DR
8.176%, 4/15/31(l)§	500,000	494,329
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C
7.728%, 10/17/30(l)§	500,000	499,448
Atrium IX,
Series 9A DR
9.199%, 5/28/30(l)§	500,000	500,087
Barings CLO Ltd.,
Series 2019-2A CR
8.976%, 4/15/36(l)§	500,000	500,044
Series 2020-1A DR
8.776%, 10/15/36(l)§	1,000,000	1,000,071
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§	1,506,140	1,310,418
Canyon Capital CLO Ltd.,
Series 2014-1A CR
8.329%, 1/30/31(l)§	500,000	487,697
Series 2017-1A DR
8.576%, 7/15/30(l)§	500,000	497,627
Series 2021-1A D
8.676%, 4/15/34(l)§	500,000	499,971
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR
8.879%, 7/20/34(l)§	1,000,000	1,000,357
Carlyle US CLO Ltd.,
Series 2021-1A D
11.576%, 4/15/34(l)§	500,000	492,707
Castlelake Aircraft Structured Trust,
Series 2021-1A B
6.656%, 1/15/46§	552,824	512,745
Cathedral Lake VIII Ltd.,
Series 2021-8A C
8.197%, 1/20/35(l)§	500,000	499,728
Series 2021-8A D1
8.997%, 1/20/35(l)§	1,000,000	977,325
CHCP Ltd.,
Series 2021-FL1 C
7.541%, 2/15/38(l)§	550,000	538,585
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	679,310	602,870
Compass Datacenters Issuer II LLC,
Series 2024-1A B
7.000%, 2/25/49§	500,000	469,527
Cook Park CLO Ltd.,
Series 2018-1A C
7.328%, 4/17/30(l)§	1,000,000	995,431
Series 2018-1A D
8.178%, 4/17/30(l)§	500,000	491,003
Crown Point CLO IV Ltd.,
Series 2018-4A C
7.479%, 4/20/31(l)§	500,000	495,591
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	453,717
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,332,632
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
8.669%, 8/15/31(l)§	500,000	497,619
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
8.176%, 4/15/31(l)§	500,000	490,423
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
8.829%, 4/20/34(l)§	500,000	499,951
Dryden 57 CLO Ltd.,
Series 2018-57A D
8.119%, 5/15/31(l)§	500,000	488,807
Elevation CLO Ltd.,
Series 2013-1A BR2
8.819%, 8/15/32(l)§	1,250,000	1,250,086
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,868,262
Fremont Home Loan Trust,
Series 2006-D 1A1
5.584%, 11/25/36(l)	4,593,809	2,580,037
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D
8.576%, 7/15/31(l)§	500,000	498,296
Generate CLO 2 Ltd.,
Series 2A CR
7.429%, 1/22/31(l)§	500,000	500,695
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	273,839	225,270
Invesco US CLO Ltd.,
Series 2023-3A B
8.069%, 7/15/36(l)§	500,000	504,881
Series 2023-3A C
8.569%, 7/15/36(l)§	500,000	504,850
ITE Rail Fund Levered LP,
Series 2021-3A A
2.210%, 6/28/51§	445,214	401,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	$319,786	$292,662
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	449,863	418,377
LCM 28 Ltd.,
Series 28A D
8.529%, 10/20/30(l)§	500,000	484,518
Long Point Park CLO Ltd.,
Series 2017-1A C
7.978%, 1/17/30(l)§	500,000	490,553
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	818,446	739,892
Madison Park Funding XX Ltd.,
Series 2016-20A DR
8.581%, 7/27/30(l)§	900,000	900,115
Magnetite XXIII Ltd.,
Series 2019-23A DR
8.636%, 1/25/35(l)§	500,000	499,982
Magnetite XXXI Ltd.,
Series 2021-31A E
11.576%, 7/15/34(l)§	500,000	497,159
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
5.744%, 7/25/37(l)	5,198,727	1,118,498
MF1 LLC,
Series 2024-FL14 A
7.063%, 3/19/39(l)§	520,000	519,674
MF1 Ltd.,
Series 2021-FL7 A
6.521%, 10/16/36(l)§	424,263	421,610
MidOcean Credit CLO III,
Series 2014-3A BR
7.379%, 4/21/31(l)§	1,000,000	1,000,086
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	148,681	139,171
Series 2018-2GS A
4.200%, 2/22/44§	245,354	228,039
Series 2019-2A B
3.280%, 9/20/40§	206,557	181,729
Nassau Ltd.,
Series 2018-IA A
6.726%, 7/15/31(l)§	458,603	457,663
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	1,361,250	1,238,003
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	4,862,500	4,357,626
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR
8.429%, 7/20/31(l)§	1,000,000	1,000,072
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	265,929	254,754
Octagon 53 Ltd.,
Series 2021-1A E
12.076%, 4/15/34(l)§	1,000,000	946,309
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
8.079%, 1/20/30(l)§	500,000	489,506
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
11.810%, 4/18/33(l)§	1,000,000	999,939
Option One Mortgage Loan Trust,
Series 2006-1 M2
6.014%, 1/25/36(l)	3,164,000	2,299,192
Ownit Mortgage Loan Trust,
Series 2006-3 M1
5.939%, 3/25/37(l)	2,305,433	2,220,486
Pagaya AI Debt Trust,
Series 2022-1 A
2.030%, 10/15/29§	435,281	430,961
Primrose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	967,500	927,727
Progress Residential Trust,
Series 2022-SFR5 A
4.451%, 6/17/39§	1,182,529	1,152,528
PRPM LLC,
Series 2021-10 A1
2.487%, 10/25/26(e)§	1,289,396	1,244,000
Series 2021-2 A2
6.770%, 3/25/26(l)§	3,100,000	3,036,464
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B
5.750%, 9/15/48§	1,500,000	1,405,089
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	317,350	288,798
Sound Point CLO XX Ltd.,
Series 2018-2A C
7.536%, 7/26/31(l)§	500,000	488,328
Sound Point CLO XXIV,
Series 2019-3A DR
9.086%, 10/25/34(l)§	500,000	472,338
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
8.929%, 7/20/34(l)§	500,000	485,338
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
8.986%, 10/25/34(l)§	500,000	481,240
Stack Infrastructure Issuer LLC,
Series 2020-1A A2
1.893%, 8/25/45§	500,000	470,051
Sunnova Helios II Issuer LLC,
Series 2021-B B
2.010%, 7/20/48§	522,853	430,480
Sunnova Helios V Issuer LLC,
Series 2021-A A
1.800%, 2/20/48§	589,217	482,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sunnova Sol II Issuer LLC,
Series 2020-2A A
2.730%, 11/1/55§	$679,585	$548,661
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	437,714	400,241
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	253,000	228,864
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
8.476%, 1/15/31(l)§	500,000	484,672
Series 2014-2A ER
11.326%, 1/15/31(l)§	500,000	415,371
Series 2018-1A D
8.476%, 7/15/30(l)§	500,000	497,564
Series 2018-1A E
11.076%, 7/15/30(l)§	500,000	458,324
Series 2018-3A D
8.529%, 1/20/31(l)§	1,400,000	1,350,542
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
6.212%, 5/17/32(e)§	333,462	321,465
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	351,250	313,128
Triumph Rail Holdings LLC,
Series 2021-2 A
2.150%, 6/19/51§	438,279	396,508
TRTX Issuer Ltd.,
Series 2021-FL4 A
6.640%, 3/15/38(l)§	521,684	515,204
United Airlines Pass-Through Trust,
Series 2016-1 B
3.650%, 1/7/26	303,819	289,388
Upland CLO Ltd.,
Series 2016-1A CR
8.479%, 4/20/31(l)§	1,000,000	999,945
Upstart Securitization Trust,
Series 2021-5 B
2.490%, 11/20/31§	900,000	884,592
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	881,079	820,859
VOLT CVI LLC,
Series 2021-NP12 A1
2.734%, 12/26/51(e)§	1,914,276	1,849,366
Voya CLO Ltd.,
Series 2014-4A DR
11.526%, 7/14/31(l)§	1,000,000	884,201
Series 2017-3A CR
8.729%, 4/20/34(l)§	1,500,000	1,471,151
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	688,684	612,949
Wind River CLO Ltd.,
Series 2014-3A DR2
8.979%, 10/22/31(l)§	1,500,000	1,477,234

Total Asset-Backed Securities		81,268,561

Collateralized Mortgage Obligations (14.5%)
Alternative Loan Trust,
Series 2005-69 A1
6.089%, 12/25/35(l)	1,032,490	899,745
Series 2006-19CB A15
6.000%, 8/25/36	377,923	216,496
Series 2006-6CB 2A10
6.000%, 5/25/36	1,639,579	671,549
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,157,863
Asset-Backed Certificates Trust,
Series 2006-IM1 A2
5.924%, 4/25/36(l)	711,262	610,283
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	174,988	137,294
Series 2007-5 3A1
6.000%, 7/25/37	1,344,326	1,100,487
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	1,960,959	1,601,983
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,656,435	758,165
Series 2006-J4 A5
6.250%, 9/25/36	304,452	118,879
Series 2007-14 A18
6.000%, 9/25/37	1,447,371	772,504
Series 2007-HY1 1A1
4.544%, 4/25/37(l)	150,771	136,192
Series 2007-HY1 2A1
4.154%, 3/25/37(l)	58,951	51,711
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
5.310%, 3/25/36(l)	82,254	76,381
Series 2006-AR7 2A3A
4.360%, 11/25/36(l)	160,067	146,468
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,048,628	932,964
COLT Mortgage Loan Trust,
Series 2023-2 A1
6.596%, 7/25/68(e)§	2,390,152	2,407,606
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2
8.320%, 1/25/42(l)§	2,500,000	2,568,835
Series 2024-R02 1M2
7.120%, 2/25/44(l)§	3,000,000	3,010,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	$5,262,367	$967,449
FHLMC,
Series 4050 ND
2.500%, 9/15/41	110,352	107,008
Series 4076 QD
2.500%, 11/15/41	120,052	115,468
Series 4287 TB
3.500%, 12/15/33	1,993,573	1,880,474
Series 4471 GA
3.000%, 2/15/44	205,251	192,390
Series 4483 CA
3.000%, 6/15/44	93,745	87,405
Series 5057 AX
2.000%, 12/25/50	1,248,033	747,581
Series 5189 BJ
2.500%, 5/25/48	2,190,847	1,898,320
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B
7.720%, 2/25/42(l)§	1,000,000	1,018,084
Series 2022-DNA3 M1B
8.220%, 4/25/42(l)§	2,800,000	2,894,655
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	533,610	507,863
FNMA,
Series 2012-100 GN
2.500%, 9/25/42	3,629,456	3,087,209
Series 2013-18 CD
1.500%, 10/25/27	75,514	73,740
Series 2013-54 NP
2.500%, 3/25/43	440,823	399,415
Series 2014-89 FM
5.835%, 1/25/45(l)	3,487,812	3,420,724
Series 2015-42 CA
3.000%, 3/25/44	275,242	256,864
Series 2017-112 ZC
3.000%, 1/25/48	2,653,086	2,086,093
Series 2017-46 ZL
3.500%, 6/25/57	3,555,295	2,831,188
Series 2018-44 PZ
3.500%, 6/25/48	2,145,742	1,902,664
Series 2021-48 NS
3.361%, 8/25/51 IO(l)	2,130,048	59,941
Series 2022-17 ZG
2.500%, 1/25/52	3,153,649	1,836,510
Series 2022-40 AZ
2.000%, 8/25/50	6,731,332	4,385,515
GNMA,
Series 2019-36 EB
3.500%, 3/20/49	2,411,765	2,121,537
Series 2019-90 BF
5.793%, 7/20/49(l)	2,014,144	1,968,424
Series 2020-188
2.000%, 12/20/50 IO	2,511,206	270,949
Series 2021-117 ID
3.500%, 6/20/51 IO	1,511,280	257,249
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
5.924%, 4/25/47(l)	2,247,918	1,905,636
HomeBanc Mortgage Trust,
Series 2005-4 M4
6.419%, 10/25/35(l)	7,066,300	5,660,502
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	1,500,000	1,079,409
OBX Trust,
Series 2023-NQM4 A1
6.113%, 3/25/63(e)§	2,119,462	2,119,492
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,389,196	1,117,644
Series 2007-QS8 A10
6.000%, 6/25/37	888,720	659,514
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,413,490	560,188
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	120,542	99,975
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,022,535	1,772,549
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
6.324%, 10/25/35(l)	919,898	845,424
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	103,150	93,036
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	2,500,000	2,092,446
Verus Securitization Trust,
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	1,093,806
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	1,720,276
Series 2023-INV1 A1
5.999%, 2/25/68(e)§	2,503,149	2,499,790
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	120,706	108,106
Series 2007-PA6 A1
5.674%, 12/28/37(l)	816,806	720,714

Total Collateralized Mortgage Obligations		78,898,944

Commercial Mortgage-Backed Securities (5.9%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§	516,000	257,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C
4.342%, 9/15/48(l)	$886,000	$765,401
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	505,257
Series 2019-BN23 A3
2.920%, 12/15/52	550,000	491,488
Series 2021-BN35 A5
2.285%, 6/15/64	343,000	285,892
Series 2021-BN37 C
3.107%, 11/15/64(l)	412,000	290,260
Series 2022-BNK39 AS
3.181%, 2/15/55	698,000	600,359
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	105,063
BBCMS Mortgage Trust,
Series 2018-TALL F
8.758%, 3/15/37(l)§	550,000	362,544
Series 2020-C6 F5TC
3.688%, 2/15/53(l)§	644,000	423,682
Series 2021-C12 A5
2.689%, 11/15/54	653,000	556,143
Series 2021-C12 XD
1.033%, 11/15/54 IO(l)§	9,899,000	634,858
Series 2021-C9 A5
2.299%, 2/15/54	668,000	562,986
Series 2023-C19 A5
5.451%, 4/15/56	525,000	539,900
Benchmark Mortgage Trust,
Series 2018-B2 C
4.285%, 2/15/51(l)	803,000	660,739
Series 2020-B19 A2
1.691%, 9/15/53	518,350	485,668
Series 2021-B23 XA
1.265%, 2/15/54 IO(l)	4,835,284	277,588
Series 2022-B32 AS
3.410%, 1/15/55(l)	740,000	597,606
BMO Mortgage Trust,
Series 2024-5C3 AS
6.286%, 2/15/57(l)	516,000	531,661
BPR Trust,
Series 2021-TY A
6.490%, 9/15/38(l)§	536,000	532,651
BX Trust,
Series 2019-OC11 D
3.944%, 12/9/41(l)§	517,000	455,538
Series 2019-OC11 E
3.944%, 12/9/41(l)§	458,000	393,249
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	265,083
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	788,199
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	456,604
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.746%, 2/10/49(l)	504,000	420,486
Series 2016-P4 XA
1.884%, 7/10/49 IO(l)	650,294	20,241
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	311,139
Series 2019-GC41 B
3.199%, 8/10/56	276,000	232,280
Series 2020-420K D
3.312%, 11/10/42(l)§	350,000	289,021
Series 2020-420K E
3.312%, 11/10/42(l)§	350,000	279,357
Series 2020-555 F
3.503%, 12/10/41(l)§	364,000	276,253
Series 2020-555 G
3.503%, 12/10/41(l)§	364,000	254,637
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	312,671
Commercial Mortgage Trust,
Series 2014-CR16 C
4.899%, 4/10/47(l)	900,000	853,275
Series 2014-LC17 AM
4.188%, 10/10/47(l)	500,000	485,560
Series 2015-CR25 B
4.516%, 8/10/48(l)	675,000	639,585
Series 2015-CR26 XA
0.891%, 10/10/48 IO(l)	1,031,170	8,946
Series 2015-DC1 C
4.274%, 2/10/48(l)	100,000	90,776
Series 2016-DC2 XA
0.914%, 2/10/49 IO(l)	692,649	8,720
Series 2020-CX D
2.683%, 11/10/46(l)§	900,000	697,835
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.803%, 4/15/50 IO(l)	1,244,661	3,572
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	434,713
CSMC Trust,
Series 2021-B33 B
3.645%, 10/10/43(l)§	679,000	577,701
Series 2021-B33 C
3.645%, 10/10/43(l)§	228,000	174,783
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
6.872%, 7/15/35(l)§	272,000	158,270
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.509%, 11/10/47(l)§	197,000	137,050
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	506,903
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
0.882%, 1/15/49 IO(l)	593,207	8,770
Series 2020-LOOP E
3.861%, 12/5/38(l)§	345,000	89,078
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
3.980%, 9/15/47(l)§	370,000	327,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-C27 D
3.803%, 2/15/48(l)§	$347,000	$197,595
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.703%, 7/15/50(l)	800,000	606,736
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	714,359
Series 2016-C2 XA
1.476%, 6/15/49 IO(l)	689,893	14,591
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	346,451
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.586%, 3/10/49(l)§	72,000	61,268
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B
3.880%, 11/15/49(l)	871,000	768,215
Series 2017-C33 B
4.105%, 5/15/50	753,000	682,059
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.831%, 12/15/48 IO(l)	887,009	8,787
Series 2016-UB11 XA
1.436%, 8/15/49 IO(l)	727,362	19,084
Series 2019-H7 C
4.128%, 7/15/52	850,000	678,676
Series 2021-L7 XD
0.923%, 10/15/54 IO(l)§	11,180,000	621,179
NJ Trust,
Series 2023-GSP A
6.481%, 1/6/29(l)§	500,000	521,714
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.851%, 10/10/48 IO(l)	491,961	13,700
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	603,000	457,252
Series 2021-OVA F
2.851%, 7/15/41§	603,000	432,321
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	1,336,000	1,181,299
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	300,805
Series 2017-C7 C
4.585%, 12/15/50(l)	1,009,000	874,896
Series 2018-C13 A3
4.069%, 10/15/51	471,977	450,116
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
3.692%, 3/10/46(l)§	499,000	349,211
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	409,082	340,130
Series 2019-1 M2
4.010%, 3/25/49(l)§	191,551	161,972
Series 2019-1 M3
4.120%, 3/25/49(l)§	161,686	136,630
WB Commercial Mortgage Trust,
Series 2024-HQ A
6.134%, 3/15/40(l)§	532,000	535,851
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA
0.868%, 9/15/58 IO(l)	6,212,731	57,527
Series 2015-C31 C
4.594%, 11/15/48(l)	105,000	97,387
Series 2015-P2 XA
0.922%, 12/15/48 IO(l)	616,918	6,912
Series 2016-C35 B
3.438%, 7/15/48	533,000	497,951
Series 2016-NXS6 B
3.811%, 11/15/49	750,000	689,559
Series 2016-NXS6 XA
1.588%, 11/15/49 IO(l)	694,196	18,410
Series 2017-RC1 XA
1.375%, 1/15/60 IO(l)	734,399	23,706
Series 2019-C50 C
4.345%, 5/15/52	412,000	354,480
Series 2020-C58 B
2.704%, 7/15/53	800,000	610,420
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
0.972%, 8/15/47 IO(l)	1,663,286	1,733

Total Commercial Mortgage-Backed Securities		32,258,881

Corporate Bonds (22.7%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.300%, 2/15/30	500,000	480,208
3.500%, 9/15/53	899,000	635,239
CCO Holdings LLC
4.750%, 3/1/30§	140,000	120,019
4.750%, 2/1/32§	150,000	122,062
4.250%, 1/15/34(x)§	115,000	86,853
Frontier Communications Holdings LLC
5.875%, 10/15/27§	45,000	43,439
5.000%, 5/1/28§	110,000	102,025
KT Corp.
2.500%, 7/18/26(m)	600,000	564,000
Level 3 Financing, Inc.
10.500%, 5/15/30§	106,000	108,120
NBN Co. Ltd.
1.450%, 5/5/26§	275,000	254,389
Verizon Communications, Inc.
3.150%, 3/22/30	500,000	451,663
3.875%, 3/1/52	115,000	90,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 2/23/54	$525,000	$530,881

		3,589,646

Entertainment (0.2%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	95,000	95,831
4.750%, 10/15/27§	195,000	185,738
Netflix, Inc.
4.875%, 4/15/28	150,000	149,785
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	615,000	613,000

		1,044,354

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
3.850%, 8/15/32	325,000	304,162
4.450%, 8/15/52	355,000	313,661

		617,823

Media (0.3%)
Charter Communications Operating LLC
4.908%, 7/23/25	305,000	300,416
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	75,000	61,817
Comcast Corp.
3.950%, 10/15/25	185,000	181,816
Directv Financing LLC
5.875%, 8/15/27§	305,000	287,722
DISH DBS Corp.
5.750%, 12/1/28§	115,000	79,062
GCI LLC
4.750%, 10/15/28(x)§	150,000	136,875
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	125,000	117,187
News Corp.
5.125%, 2/15/32(x)§	90,000	84,038
Sirius XM Radio, Inc.
5.500%, 7/1/29§	105,000	99,880
Townsquare Media, Inc.
6.875%, 2/1/26§	135,000	131,625
Univision Communications, Inc.
7.375%, 6/30/30(x)§	105,000	103,688

		1,584,126

Wireless Telecommunication Services (0.3%)
CT Trust
5.125%, 2/3/32(m)	800,000	704,520
Digicel Group Holdings Ltd.
Series 2A14
(Zero Coupon), 12/31/30(r)§	3,223	2,381
Series 2B14
(Zero Coupon), 12/31/30(r)§	16,155	1,997
Series 4A14
(Zero Coupon), 12/31/30(r)§	413	267
Series 4B14
(Zero Coupon), 12/31/30(r)§	40,550	372
Millicom International Cellular SA
5.125%, 1/15/28(m)	180,000	171,169
6.250%, 3/25/29(m)	360,000	351,000
T-Mobile USA, Inc.
5.150%, 4/15/34	310,000	308,741
3.400%, 10/15/52	355,000	251,468

		1,791,915

Total Communication Services		8,627,864

Consumer Discretionary (1.2%)
Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	380,000	314,613
Hyundai Capital America
5.300%, 1/8/29§	625,000	624,582

		939,195

Broadline Retail (0.0%)†
Macy’s Retail Holdings LLC
5.875%, 4/1/29§	120,000	117,433

Distributors (0.1%)
BCPE Empire Holdings, Inc.
7.625%, 5/1/27(x)§	195,000	189,766
Dealer Tire LLC
8.000%, 2/1/28§	85,000	84,788

		274,554

Diversified Consumer Services (0.0%)†
Mavis Tire Express Services Topco Corp.
6.500%, 5/15/29(x)§	160,000	152,316
Wand NewCo 3, Inc.
7.625%, 1/30/32§	115,000	119,025

		271,341

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.
6.500%, 2/15/32§	95,000	95,950
Carnival Corp.
5.750%, 3/1/27§	195,000	193,089
Cedar Fair LP
5.250%, 7/15/29	100,000	94,500
Expedia Group, Inc.
5.000%, 2/15/26	150,000	149,163
3.800%, 2/15/28	285,000	271,269
2.950%, 3/15/31	140,000	121,808
Fertitta Entertainment LLC
6.750%, 1/15/30§	110,000	98,725
Full House Resorts, Inc.
8.250%, 2/15/28§	100,000	95,500
Light & Wonder International, Inc.
7.250%, 11/15/29§	140,000	143,325
Marriott International, Inc.
5.300%, 5/15/34	310,000	306,665
Series II
2.750%, 10/15/33	380,000	307,672
McDonald’s Corp.
4.450%, 3/1/47	355,000	310,358
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	210,000	192,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
NCL Corp. Ltd.
5.875%, 2/15/27§	$150,000	$148,125
Royal Caribbean Cruises Ltd.
6.250%, 3/15/32§	115,000	115,972
Scientific Games Holdings LP
6.625%, 3/1/30(x)§	215,000	206,938
Station Casinos LLC
6.625%, 3/15/32(x)§	195,000	197,086
Viking Cruises Ltd.
5.875%, 9/15/27§	200,000	195,500
9.125%, 7/15/31(x)§	360,000	393,750

		3,638,070

Household Durables (0.0%)†
Mattamy Group Corp.
4.625%, 3/1/30§	180,000	162,450
Whirlpool Corp.
5.750%, 3/1/34	95,000	95,418

		257,868

Specialty Retail (0.2%)
Gap, Inc. (The)
3.875%, 10/1/31§	180,000	152,100
Lowe’s Cos., Inc.
4.400%, 9/8/25	180,000	177,890
5.625%, 4/15/53	185,000	184,906
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	125,000	106,250
O’Reilly Automotive, Inc.
5.750%, 11/20/26	150,000	152,347
Sonic Automotive, Inc.
4.625%, 11/15/29§	265,000	237,048
Staples, Inc.
7.500%, 4/15/26§	55,000	53,556

		1,064,097

Textiles, Apparel & Luxury Goods (0.0%)†
Tapestry, Inc.
7.050%, 11/27/25	150,000	153,245

Total Consumer Discretionary		6,715,803

Consumer Staples (1.0%)
Beverages (0.0%)†
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	142,591

Consumer Staples Distribution & Retail (0.3%)
Dollar General Corp.
4.250%, 9/20/24	150,000	149,014
Dollar Tree, Inc.
4.000%, 5/15/25	555,000	545,657
Sysco Corp.
6.000%, 1/17/34	465,000	494,719
United Natural Foods, Inc.
6.750%, 10/15/28§	115,000	95,306
US Foods, Inc.
7.250%, 1/15/32(x)§	140,000	145,425

		1,430,121

Food Products (0.5%)
Agrosuper SA
4.600%, 1/20/32(m)	500,000	429,687
Campbell Soup Co.
5.400%, 3/21/34	165,000	166,135
Frigorifico Concepcion SA
7.700%, 7/21/28(m)	400,000	346,168
JBS USA LUX SA
3.750%, 12/1/31	200,000	173,102
MARB BondCo plc
3.950%, 1/29/31(m)	500,000	408,655
Minerva Luxembourg SA
4.375%, 3/18/31(m)	500,000	415,625
8.875%, 9/13/33§	200,000	210,500
Smithfield Foods, Inc.
4.250%, 2/1/27§	575,000	551,885

		2,701,757

Personal Care Products (0.1%)
Coty, Inc.
5.000%, 4/15/26§	150,000	147,349
6.625%, 7/15/30§	180,000	182,250

		329,599

Tobacco (0.1%)
BAT Capital Corp.
4.540%, 8/15/47	420,000	321,728
Philip Morris International, Inc.
5.250%, 2/13/34	310,000	306,755

		628,483

Total Consumer Staples		5,232,551

Energy (2.5%)
Energy Equipment & Services (0.2%)
Guara Norte Sarl
5.198%, 6/15/34(m)	856,790	778,876
Halliburton Co.
4.850%, 11/15/35	125,000	121,850
Kodiak Gas Services LLC
7.250%, 2/15/29(x)§	190,000	192,901
Transocean Poseidon Ltd.
6.875%, 2/1/27§	141,750	141,573
Transocean, Inc.
8.000%, 2/1/27§	100,000	99,125
Weatherford International Ltd.
8.625%, 4/30/30§	70,000	73,066

		1,407,391

Oil, Gas & Consumable Fuels (2.3%)
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	63,040
BP Capital Markets America, Inc.
4.893%, 9/11/33	310,000	307,017
2.939%, 6/4/51	185,000	123,151
Callon Petroleum Co.
7.500%, 6/15/30§	195,000	204,262
Canacol Energy Ltd.
5.750%, 11/24/28(m)	400,000	177,500
Cheniere Energy, Inc.
4.625%, 10/15/28	315,000	304,076
Chesapeake Energy Corp.
5.875%, 2/1/29§	190,000	187,813
Civitas Resources, Inc.
8.375%, 7/1/28§	125,000	131,583
CNX Resources Corp.
6.000%, 1/15/29§	175,000	171,062
Cosan Luxembourg SA
7.500%, 6/27/30§	200,000	205,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Cosan Overseas Ltd.
8.250%, 5/5/24(m)(y)	$400,000	$407,375
Ecopetrol SA
4.625%, 11/2/31	150,000	123,892
5.875%, 5/28/45	100,000	74,174
5.875%, 11/2/51	700,000	500,332
Energy Transfer LP
4.750%, 1/15/26	305,000	301,608
4.400%, 3/15/27	185,000	181,150
5.000%, 5/15/44(e)	365,000	320,566
EQM Midstream Partners LP
4.750%, 1/15/31§	150,000	138,930
Exxon Mobil Corp.
4.227%, 3/19/40	305,000	277,269
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	225,443	219,243
Geopark Ltd.
5.500%, 1/17/27(m)	400,000	363,000
GNL Quintero SA
4.634%, 7/31/29(m)	323,600	315,611
Hilcorp Energy I LP
5.750%, 2/1/29§	150,000	145,876
8.375%, 11/1/33§	35,000	37,800
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	510,000	556,455
Marathon Petroleum Corp.
5.125%, 12/15/26	240,000	239,616
Matador Resources Co.
6.500%, 4/15/32§	160,000	159,680
NGL Energy Operating LLC
8.125%, 2/15/29§	150,000	153,000
NGPL PipeCo LLC
3.250%, 7/15/31§	145,000	124,043
Occidental Petroleum Corp.
6.625%, 9/1/30	290,000	307,083
ONEOK, Inc.
3.400%, 9/1/29	170,000	156,284
6.625%, 9/1/53	145,000	159,873
Parkland Corp.
4.500%, 10/1/29§	160,000	148,000
Permian Resources Operating LLC
7.000%, 1/15/32§	100,000	103,741
Petroleos del Peru SA
4.750%, 6/19/32(m)	400,000	312,250
5.625%, 6/19/47(m)	200,000	133,000
Petroleos Mexicanos
6.750%, 9/21/47	300,000	198,300
Phillips 66 Co.
5.650%, 6/15/54	720,000	732,600
Reliance Industries Ltd.
4.125%, 1/28/25(m)	500,000	493,281
3.667%, 11/30/27(m)	250,000	236,641
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	240,000	239,410
Sitio Royalties Operating Partnership LP
7.875%, 11/1/28§	95,000	97,874
Southwestern Energy Co.
5.375%, 2/1/29	100,000	96,622
Sunoco LP
6.000%, 4/15/27	90,000	89,550
4.500%, 5/15/29(x)	65,000	60,206
Tallgrass Energy Partners LP
7.375%, 2/15/29§	95,000	95,237
TransCanada PipeLines Ltd.
4.625%, 3/1/34	500,000	472,475
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	500,000	486,094
UEP Penonome II SA
6.500%, 10/1/38(m)	616,297	484,564
Venture Global LNG, Inc.
8.125%, 6/1/28§	140,000	143,010
8.375%, 6/1/31§	90,000	92,363
9.875%, 2/1/32§	90,000	96,783
Vital Energy, Inc.
7.875%, 4/15/32§	85,000	86,406
Williams Cos., Inc. (The)
5.150%, 3/15/34(x)	415,000	411,232

		12,447,753

Total Energy		13,855,144

Financials (4.2%)
Banks (2.2%)
AIB Group plc
(SOFR + 1.91%), 5.871%, 3/28/35(k)§	400,000	401,059
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35(k)§	465,000	379,568
Banco de Credito del Peru S.A.
5.850%, 1/11/29§	400,000	403,320
Banco GNB Sudameris SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 7.051%, 4/3/27(k)(m)	100,000	95,409
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31(k)(m)	350,000	332,850
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30(k)(m)	750,000	720,938
Banistmo SA
4.250%, 7/31/27(m)	500,000	468,125
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25(k)	175,000	174,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.75%), 4.827%, 7/22/26(k)	$210,000	$208,051
(SOFR + 1.21%), 2.572%, 10/20/32(k)	260,000	214,960
(SOFR + 1.65%), 5.468%, 1/23/35(k)	250,000	251,998
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	710,000	566,104
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)(x)	465,000	432,787
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37(k)	630,000	571,330
BPCE SA
1.000%, 1/20/26§	325,000	301,181
Citigroup, Inc.
(SOFR + 0.69%), 2.014%, 1/25/26(k)	120,000	116,401
(SOFR + 1.28%), 3.070%, 2/24/28(k)	150,000	140,963
Commonwealth Bank of Australia
4.316%, 1/10/48§	300,000	242,403
Corp. Financiera de Desarrollo SA
(ICE LIBOR USD 3 Month + 5.61%), 5.250%, 7/15/29(k)(m)	300,000	297,498
Credit Agricole SA
(SOFR + 1.69%), 5.335%, 1/10/30(k)§	310,000	308,950
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29(k)(m)	300,000	276,844
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.64%), 6.962%, 9/12/26(k)	650,000	657,241
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30(k)	235,000	234,144
Intercorp Financial Services, Inc.
4.125%, 10/19/27(m)	300,000	280,500
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26(k)	215,000	209,412
(SOFR + 1.99%), 4.851%, 7/25/28(k)	85,000	84,147
(SOFR + 1.02%), 2.069%, 6/1/29(k)(x)	270,000	239,192
(SOFR + 2.04%), 2.522%, 4/22/31(k)	425,000	367,022
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	360,000	303,899
(SOFR + 1.26%), 2.963%, 1/25/33(k)	360,000	307,750
National Australia Bank Ltd.
2.990%, 5/21/31§	390,000	327,680
NatWest Markets plc
0.800%, 8/12/24§	270,000	265,266
Royal Bank of Canada
5.150%, 2/1/34	155,000	155,293
Wells Fargo & Co.
(SOFR + 1.98%), 4.808%, 7/25/28(k)	300,000	295,470
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	310,000	273,790
(SOFR + 2.06%), 6.491%, 10/23/34(k)	455,000	486,401
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36(k)	385,000	317,842

		11,710,440

Capital Markets (0.8%)
Ares Capital Corp.
3.250%, 7/15/25	310,000	299,203
BlackRock Funding, Inc.
5.250%, 3/14/54	190,000	190,779
BlackRock, Inc.
4.750%, 5/25/33	550,000	547,033
CI Financial Corp.
4.100%, 6/15/51	285,000	175,805
Goldman Sachs Group, Inc.
(The)
(CME Term SOFR 3 Month + 1.43%), 6.739%, 5/15/26(k)(x)	680,000	685,775
(SOFR + 0.82%), 6.166%, 9/10/27(k)	210,000	209,836
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	300,000	297,844
Macquarie Group Ltd.
(SOFR + 1.53%), 2.871%, 1/14/33(k)§	840,000	696,888
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26(k)	240,000	237,709
(SOFR + 1.61%), 4.210%, 4/20/28(k)	245,000	238,163
(SOFR + 1.29%), 2.943%, 1/21/33(k)	105,000	89,103
(SOFR + 1.36%), 2.484%, 9/16/36(k)	710,000	561,582
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.428%, 2/8/30(k)§	385,000	385,249

		4,614,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (0.4%)
AerCap Ireland Capital DAC
5.100%, 1/19/29	$225,000	$223,619
American Express Co.
3.950%, 8/1/25	580,000	569,805
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	440,000	438,222
General Motors Financial Co., Inc.
2.400%, 10/15/28	350,000	309,248
3.100%, 1/12/32	370,000	312,073
GGAM Finance Ltd.
6.875%, 4/15/29§	160,000	160,800
Macquarie Airfinance Holdings Ltd.
6.400%, 3/26/29§	60,000	60,940
6.500%, 3/26/31§	75,000	76,330
Navient Corp.
5.000%, 3/15/27(x)	85,000	81,145
OneMain Finance Corp.
6.625%, 1/15/28	130,000	130,163

		2,362,345

Financial Services (0.2%)
Fiserv, Inc.
5.450%, 3/15/34(x)	310,000	313,253
Global Payments, Inc.
4.950%, 8/15/27	305,000	302,187
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	54,203	51,724
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	215,000	197,800
PennyMac Financial Services, Inc.
4.250%, 2/15/29(x)§	105,000	95,550
7.875%, 12/15/29§	110,000	112,698

		1,073,212

Insurance (0.6%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	103,162
AmWINS Group, Inc.
4.875%, 6/30/29§	155,000	144,150
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 5.911%, 8/19/24(k)§	305,000	305,147
Athene Holding Ltd.
6.250%, 4/1/54	345,000	348,145
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	305,000	205,929
3.850%, 3/15/52	185,000	149,428
Brighthouse Financial Global Funding
1.000%, 4/12/24§	115,000	114,814
2.000%, 6/28/28§	175,000	149,271
GTCR AP Finance, Inc.
8.000%, 5/15/27§	140,000	140,000
HUB International Ltd.
7.250%, 6/15/30§	80,000	81,952
Massachusetts Mutual Life Insurance Co.
3.200%, 12/1/61§	370,000	228,183
MetLife, Inc.
5.250%, 1/15/54	340,000	333,148
Panther Escrow Issuer LLC
7.125%, 6/1/31§	150,000	151,875
Willis North America, Inc.
4.500%, 9/15/28	560,000	545,355

		3,000,559

Total Financials		22,761,525

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	337,000	314,553
5.500%, 3/15/64	170,000	174,099
Amgen, Inc.
5.750%, 3/2/63	245,000	247,717
Gilead Sciences, Inc.
5.550%, 10/15/53	180,000	185,823

		922,192

Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp.
8.375%, 10/1/28§	240,000	247,200
Medline Borrower LP
5.250%, 10/1/29§	250,000	236,250
Zimmer Biomet Holdings, Inc.
5.350%, 12/1/28	175,000	177,518

		660,968

Health Care Providers & Services (0.8%)
AdaptHealth LLC
5.125%, 3/1/30§	100,000	87,196
Cardinal Health, Inc.
5.125%, 2/15/29	165,000	165,168
Centene Corp.
2.500%, 3/1/31	520,000	427,960
Community Health Systems, Inc.
6.000%, 1/15/29§	140,000	122,041
CVS Health Corp.
5.300%, 6/1/33	305,000	305,415
5.875%, 6/1/53	470,000	477,100
Elevance Health, Inc.
2.375%, 1/15/25	245,000	239,110
4.550%, 5/15/52	120,000	104,919
HCA, Inc.
5.375%, 2/1/25	470,000	468,773
5.250%, 6/15/49	690,000	631,005
Legacy LifePoint Health LLC
4.375%, 2/15/27§	190,000	180,565
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§	135,000	97,537
Owens & Minor, Inc.
6.625%, 4/1/30§	145,000	143,580
Tenet Healthcare Corp.
6.250%, 2/1/27	110,000	109,969
6.125%, 6/15/30	195,000	194,025
UnitedHealth Group, Inc.
5.050%, 4/15/53	375,000	360,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.950%, 5/15/62	$125,000	$116,972

		4,232,188

Health Care Technology (0.1%)
IQVIA, Inc.
6.250%, 2/1/29	205,000	212,636

Life Sciences Tools & Services (0.0%)†
Fortrea Holdings, Inc.
7.500%, 7/1/30(x)§	190,000	195,795

Pharmaceuticals (0.3%)
1375209 BC Ltd.
9.000%, 1/30/28§	16,000	15,680
Bausch Health Cos., Inc.
6.125%, 2/1/27§	75,000	46,500
14.000%, 10/15/30§	5,000	2,900
Bristol-Myers Squibb Co.
5.500%, 2/22/44	125,000	127,938
5.550%, 2/22/54	500,000	513,047
Merck & Co., Inc.
4.500%, 5/17/33	215,000	210,267
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	245,000	241,371
Royalty Pharma plc
2.150%, 9/2/31	385,000	309,944
Viatris, Inc.
1.650%, 6/22/25	190,000	180,685

		1,648,332

Total Health Care		7,872,111

Industrials (2.6%)
Aerospace & Defense (0.2%)
AAR Escrow Issuer LLC
6.750%, 3/15/29§	115,000	115,851
Bombardier, Inc.
8.750%, 11/15/30(x)§	150,000	160,125
Lockheed Martin Corp.
5.200%, 2/15/64	345,000	341,531
Northrop Grumman Corp.
5.200%, 6/1/54(x)	310,000	302,162
Spirit AeroSystems, Inc.
9.750%, 11/15/30§	125,000	139,844
TransDigm, Inc.
5.500%, 11/15/27	190,000	186,050

		1,245,563

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	395,000	395,987
Builders FirstSource, Inc.
6.375%, 3/1/34§	235,000	235,870
Carrier Global Corp.
6.200%, 3/15/54	55,000	60,617
EMRLD Borrower LP
6.625%, 12/15/30§	185,000	186,387
Griffon Corp.
5.750%, 3/1/28	235,000	230,300
Miter Brands Acquisition Holdco, Inc.
6.750%, 4/1/32§	40,000	40,132
Standard Industries, Inc.
4.375%, 7/15/30§	160,000	143,200

		1,292,493

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	79,000	78,803
9.750%, 7/15/27§	110,000	109,923
7.875%, 2/15/31§	175,000	176,811
Element Fleet Management Corp.
6.319%, 12/4/28§	300,000	309,297
Garda World Security Corp.
6.000%, 6/1/29(x)§	230,000	204,700
GFL Environmental, Inc.
6.750%, 1/15/31§	90,000	92,025
Madison IAQ LLC
4.125%, 6/30/28§	165,000	152,212
Veralto Corp.
5.350%, 9/18/28§	210,000	213,295
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	80,000	78,136

		1,415,202

Construction & Engineering (0.2%)
Artera Services LLC
8.500%, 2/15/31§	85,000	86,913
Bioceanico Sovereign Certificate Ltd.
(Zero Coupon), 6/5/34(m)	433,870	318,623
Brand Industrial Services, Inc.
10.375%, 8/1/30§	125,000	135,322
Pike Corp.
5.500%, 9/1/28§	210,000	200,550
8.625%, 1/31/31§	90,000	95,625

		837,033

Electrical Equipment (0.0%)†
Regal Rexnord Corp.
6.050%, 2/15/26§	150,000	150,760

Ground Transportation (0.5%)
Burlington Northern Santa Fe LLC
5.200%, 4/15/54	220,000	216,551
CSX Corp.
3.800%, 11/1/46	790,000	628,446
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34(m)	262,054	260,007
Penske Truck Leasing Co. LP
5.750%, 5/24/26§	210,000	211,587
4.200%, 4/1/27§	285,000	275,720
Rumo Luxembourg Sarl
4.200%, 1/18/32(m)	200,000	169,563
Ryder System, Inc.
5.650%, 3/1/28	300,000	306,158
Simpar Europe SA
5.200%, 1/26/31(m)	200,000	174,250
Union Pacific Corp.
3.700%, 3/1/29	500,000	477,965
XPO, Inc.
7.125%, 6/1/31§	200,000	205,000

		2,925,247

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.0%)†
KUO SAB de CV
5.750%, 7/7/27(m)	$200,000	$188,063

Machinery (0.2%)
AGCO Corp.
5.800%, 3/21/34	115,000	116,470
CNH Industrial Capital LLC
5.100%, 4/20/29	160,000	159,549
Cummins, Inc.
5.450%, 2/20/54	145,000	147,537
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	220,000	227,484
Weir Group plc (The)
2.200%, 5/13/26§	390,000	360,675

		1,011,715

Marine Transportation (0.1%)
MV24 Capital BV
6.748%, 6/1/34(m)	483,816	453,887

Passenger Airlines (0.1%)
American Airlines, Inc.
7.250%, 2/15/28§	95,000	96,277
5.750%, 4/20/29§	200,000	196,194
8.500%, 5/15/29§	190,000	200,708

		493,179

Professional Services (0.1%)
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	215,000	217,910
VT Topco, Inc.
8.500%, 8/15/30§	100,000	105,250

		323,160

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/15/26	195,000	179,612
Aviation Capital Group LLC
1.950%, 9/20/26§	470,000	429,057
Fortress Transportation and Infrastructure Investors LLC
7.875%, 12/1/30§	225,000	236,250

		844,919

Transportation Infrastructure (0.5%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31(m)	532,500	452,471
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	266,250	226,235
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27(m)	200,000	183,375
4.000%, 7/30/27§	250,000	229,219
4.200%, 8/4/27(m)	200,000	184,750
4.375%, 7/3/29(m)	400,000	356,000
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	171,860	163,123
Prumo Participacoes e Investimentos S/A
7.500%, 12/31/31(m)	236,058	234,878
Rutas 2 & 7 Finance Ltd.
(Zero Coupon), 9/30/36(m)	606,667	414,619
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	219,480
3.625%, 4/28/26§	225,000	216,757

		2,880,907

Total Industrials		14,062,128

Information Technology (1.1%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
5.400%, 4/15/34	310,000	309,033

Electronic Equipment, Instruments & Components (0.0%)†
Arrow Electronics, Inc.
3.875%, 1/12/28	255,000	241,561

IT Services (0.0%)†
Kyndryl Holdings, Inc.
6.350%, 2/20/34	300,000	307,375

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.
3.419%, 4/15/33§	540,000	466,729
3.187%, 11/15/36§	395,000	313,858
Foundry JV Holdco LLC
5.875%, 1/25/34§	250,000	249,883
Marvell Technology, Inc.
2.950%, 4/15/31	715,000	616,194
NXP BV
3.875%, 6/18/26	310,000	301,388
Qorvo, Inc.
3.375%, 4/1/31§	185,000	158,765
Renesas Electronics Corp.
2.170%, 11/25/26§	660,000	602,570
Texas Instruments, Inc.
5.000%, 3/14/53	95,000	92,730
TSMC Global Ltd.
1.250%, 4/23/26§	415,000	384,005

		3,186,122

Software (0.3%)
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	105,000	95,812
Central Parent LLC
8.000%, 6/15/29§	135,000	139,388
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	105,000	97,125
Fortinet, Inc.
1.000%, 3/15/26	330,000	303,872
Intuit, Inc.
5.500%, 9/15/53	295,000	305,552
Oracle Corp.
6.250%, 11/9/32	170,000	181,754
3.800%, 11/15/37	110,000	92,137
UKG, Inc.
6.875%, 2/1/31§	95,000	96,425
Workday, Inc.
3.700%, 4/1/29	325,000	306,319

		1,618,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
5.900%, 10/1/24	$240,000	$240,491
NetApp, Inc.
1.875%, 6/22/25	315,000	301,475

		541,966

Total Information Technology		6,204,441

Materials (2.1%)
Chemicals (0.4%)
Braskem Idesa SAPI
6.990%, 2/20/32(m)	200,000	154,320
Braskem Netherlands Finance BV
7.250%, 2/13/33(m)	200,000	192,500
CF Industries, Inc.
5.375%, 3/15/44	340,000	319,065
MEGlobal Canada ULC
5.000%, 5/18/25(m)	200,000	197,558
Mosaic Co. (The)
5.375%, 11/15/28	300,000	303,703
Sasol Financing USA LLC
5.500%, 3/18/31	600,000	506,250
Unigel Luxembourg SA
8.750%, 10/1/26(h)(m)	200,000	64,972
UPL Corp. Ltd.
4.500%, 3/8/28(m)	200,000	171,062
4.625%, 6/16/30(m)	400,000	319,125
WR Grace Holdings LLC
5.625%, 8/15/29§	115,000	102,638

		2,331,193

Containers & Packaging (0.4%)
Berry Global, Inc.
4.875%, 7/15/26§	255,000	249,951
5.650%, 1/15/34§	170,000	168,227
CCL Industries, Inc.
3.050%, 6/1/30(x)§	245,000	211,233
Packaging Corp. of America
3.400%, 12/15/27	100,000	95,147
3.000%, 12/15/29	235,000	211,213
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/28(x)§	165,000	153,450
Smurfit Kappa Treasury ULC
5.200%, 1/15/30§	335,000	334,300
Trident TPI Holdings, Inc.
12.750%, 12/31/28§	270,000	287,887
WRKCo., Inc.
3.750%, 3/15/25	555,000	545,601

		2,257,009

Metals & Mining (1.3%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	200,000	173,770
BHP Billiton Finance USA Ltd.
5.250%, 9/8/30	595,000	603,443
CAP SA
3.900%, 4/27/31§	400,000	314,125
3.900%, 4/27/31(m)	300,000	235,594
Cia de Minas Buenaventura SAA
5.500%, 7/23/26(m)	400,000	384,875
CSN Resources SA
5.875%, 4/8/32(m)	800,000	695,060
Freeport Indonesia PT
4.763%, 4/14/27(m)	400,000	390,200
5.315%, 4/14/32§	200,000	195,250
5.315%, 4/14/32(m)	200,000	195,250
Freeport-McMoRan, Inc.
4.375%, 8/1/28	300,000	288,867
5.250%, 9/1/29(x)	200,000	201,519
4.625%, 8/1/30	50,000	47,983
Glencore Funding LLC
1.625%, 4/27/26§	295,000	273,296
5.371%, 4/4/29§	675,000	672,053
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24(m)	200,000	199,198
Indonesia Asahan Aluminium PT
4.750%, 5/15/25(m)	600,000	592,132
5.450%, 5/15/30(m)	200,000	197,237
Minsur SA
4.500%, 10/28/31(m)	400,000	350,750
Nexa Resources SA
5.375%, 5/4/27(m)	200,000	195,062
SunCoke Energy, Inc.
4.875%, 6/30/29§	170,000	154,088
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	163,062
Vedanta Resources Ltd.
13.875%, 12/9/28(e)(m)	376,000	329,000

		6,851,814

Total Materials		11,440,016

Real Estate (1.1%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	716,022

Health Care REITs (0.0%)†
Sabra Health Care LP (REIT)
3.200%, 12/1/31	155,000	128,185

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31	375,000	311,064
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	155,000	144,150

		455,214

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	295,000	186,299
5.150%, 4/15/53	70,000	64,231
COPT Defense Properties LP (REIT)
2.900%, 12/1/33	245,000	190,807

		441,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate Management & Development (0.0%)†
Realogy Group LLC
5.250%, 4/15/30§	$100,000	$67,750

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
5.500%, 2/1/34	495,000	493,472
Sun Communities Operating LP (REIT)
2.700%, 7/15/31	375,000	308,050

		801,522

Retail REITs (0.1%)
Agree LP (REIT)
2.600%, 6/15/33	155,000	121,134
Brixmor Operating Partnership LP (REIT)
5.500%, 2/15/34	405,000	398,287

		519,421

Specialized REITs (0.6%)
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	667,953
5.550%, 7/15/33	145,000	145,896
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	300,000	289,534
3.650%, 9/1/27	839,000	795,470
2.250%, 1/15/31	200,000	164,279
Equinix, Inc. (REIT)
1.800%, 7/15/27	340,000	303,838
Extra Space Storage LP (REIT)
5.400%, 2/1/34	315,000	311,655
Iron Mountain, Inc. (REIT)
7.000%, 2/15/29§	235,000	238,525
4.500%, 2/15/31§	100,000	89,750

		3,006,900

Total Real Estate		6,136,351

Utilities (3.8%)
Electric Utilities (2.8%)
Adani Electricity Mumbai Ltd.
3.867%, 7/22/31(m)	200,000	163,812
Adani Transmission Step- One Ltd.
4.000%, 8/3/26(m)	200,000	188,040
AEP Transmission Co. LLC
5.400%, 3/15/53	70,000	69,734
AES Espana BV
5.700%, 5/4/28§	400,000	369,223
Buffalo Energy Mexico Holdings
7.875%, 2/15/39§	400,000	430,312
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	1,000,000	785,625
Duke Energy Corp.
3.150%, 8/15/27	300,000	282,339
4.300%, 3/15/28	110,000	107,519
3.950%, 8/15/47	405,000	311,293
5.000%, 8/15/52	100,000	90,257
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	321,053
Entergy Corp.
2.800%, 6/15/30	200,000	174,673
Eversource Energy
5.500%, 1/1/34	315,000	314,960
Exelon Corp.
4.050%, 4/15/30	750,000	707,111
Fenix Power Peru SA
4.317%, 9/20/27(m)	377,647	361,012
Georgia Power Co.
Series A
2.200%, 9/15/24	340,000	334,830
3.250%, 3/15/51	683,000	476,772
Inkia Energy Ltd.
5.875%, 11/9/27(m)	437,000	426,818
ITC Holdings Corp.
3.250%, 6/30/26	600,000	573,668
5.400%, 6/1/33(x)§	250,000	249,038
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	161,000	142,485
Kallpa Generacion SA
4.125%, 8/16/27(m)	400,000	379,500
Korea East-West Power Co. Ltd.
1.750%, 5/6/25(m)	600,000	576,750
LLPL Capital Pte. Ltd.
6.875%, 2/4/39(m)	619,360	615,102
Mercury Chile Holdco LLC
6.500%, 1/24/27§	800,000	775,250
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	252,848	247,791
Minejesa Capital BV
5.625%, 8/10/37(m)	900,000	813,938
Mong Duong Finance Holdings BV
5.125%, 5/7/29(m)	461,145	440,394
NextEra Energy Capital Holdings, Inc.
4.255%, 9/1/24	265,000	263,557
2.440%, 1/15/32	500,000	411,666
5.550%, 3/15/54	190,000	188,100
NRG Energy, Inc.
2.000%, 12/2/25§	190,000	178,473
3.625%, 2/15/31§	235,000	201,806
Pacific Gas and Electric Co.
2.500%, 2/1/31	370,000	307,090
6.750%, 1/15/53	285,000	308,477
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	335,000	312,882
Series A
3.700%, 4/30/30	500,000	463,186
Southwestern Electric Power Co.
3.250%, 11/1/51	280,000	185,004
Tierra Mojada Luxembourg II Sarl
5.750%, 12/1/40(m)	180,934	165,781
Transelec SA
3.875%, 1/12/29(m)	500,000	470,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Virginia Electric and Power Co.
Series A
3.500%, 3/15/27	$300,000	$288,350
Vistra Operations Co. LLC
7.750%, 10/15/31§	120,000	125,250
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	728,152

		15,327,229

Gas Utilities (0.1%)
Ferrellgas LP
5.375%, 4/1/26§	105,000	102,375
Suburban Propane Partners LP
5.000%, 6/1/31§	160,000	145,400
Superior Plus LP
4.500%, 3/15/29§	155,000	142,600

		390,375

Independent Power and Renewable Electricity Producers (0.1%)
Cometa Energia SA de CV
6.375%, 4/24/35(m)	160,400	160,450
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	468,750
Empresa Electrica Angamos S A
4.875%, 5/25/29(m)	191,200	178,698

		807,898

Multi-Utilities (0.7%)
Ameren Corp.
3.650%, 2/15/26	550,000	531,916
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	272,031
DTE Energy Co.
2.850%, 10/1/26	300,000	283,552
5.100%, 3/1/29	500,000	497,622
2.950%, 3/1/30	300,000	264,108
Empresas Publicas de Medellin ESP
4.250%, 7/18/29(m)	400,000	345,792
4.375%, 2/15/31(m)	400,000	330,612
NiSource, Inc.
3.490%, 5/15/27	500,000	476,182
5.350%, 4/1/34	315,000	313,281
San Diego Gas & Electric Co.
5.350%, 4/1/53	105,000	103,088
Sempra
5.500%, 8/1/33	500,000	499,519

		3,917,703

Water Utilities (0.1%)
Essential Utilities, Inc.
5.375%, 1/15/34	320,000	317,604

Total Utilities		20,760,809

Total Corporate Bonds		123,668,743

Foreign Government Securities (0.5%)
Banco Latinoamericano SA
2.375%, 9/14/25(m)	500,000	472,500
Republic of Colombia
4.125%, 5/15/51	850,000	528,275
Republic of Panama
2.252%, 9/29/32	200,000	141,700
4.300%, 4/29/53	200,000	129,063
3.870%, 7/23/60	600,000	345,000
Republic of South Africa
4.300%, 10/12/28	300,000	268,875
United Mexican States
2.659%, 5/24/31	300,000	250,200
6.338%, 5/4/53	500,000	494,531

Total Foreign Government Securities		2,630,144

Mortgage-Backed Securities (15.4%)
FHLMC
2.500%, 1/1/43	228,677	200,860
3.000%, 7/1/45	182,391	161,875
3.000%, 8/1/45	290,111	257,478
3.000%, 4/1/47	807,600	713,982
4.000%, 4/1/47	458,769	433,272
4.000%, 10/1/48	163,701	154,091
FHLMC UMBS
3.000%, 4/1/47	797,039	705,473
2.000%, 9/1/51	3,612,058	2,917,015
2.500%, 5/1/52	4,316,924	3,634,798
4.500%, 9/1/52	4,538,888	4,326,717
5.000%, 5/1/53	5,246,494	5,166,307
5.500%, 5/1/53	4,125,178	4,142,139
5.000%, 6/1/53	3,115,611	3,082,597
FNMA
2.460%, 4/1/32	2,157,590	1,833,896
3.000%, 4/1/45	101,220	88,484
3.000%, 10/1/46	233,578	204,190
2.225%, 12/1/50	3,326,193	2,306,211
FNMA UMBS
3.000%, 3/1/43	906,347	800,241
3.000%, 9/1/46	533,469	471,516
3.000%, 10/1/46	1,677,254	1,482,471
3.000%, 12/1/46	1,150,148	1,015,500
3.500%, 12/1/46	975,176	893,175
3.000%, 2/1/47	1,799,001	1,588,392
3.000%, 12/1/48	2,249,858	1,988,577
4.000%, 5/1/49	2,952,822	2,778,728
3.500%, 11/1/50	3,063,118	2,778,024
2.000%, 2/1/51	6,994,686	5,648,749
3.000%, 6/1/51	4,500,940	3,938,853
2.500%, 12/1/51	2,379,658	1,969,435
2.500%, 4/1/52	8,088,289	6,776,119
5.000%, 7/1/52	1,751,431	1,715,905
6.000%, 5/1/53	1,951,992	1,981,523
6.000%, 10/1/53	3,005,742	3,053,094
GNMA
3.500%, 6/15/42	2,963,133	2,752,078
3.500%, 5/20/48	4,047,525	3,723,952
2.500%, 10/20/51	3,741,079	3,150,007
2.500%, 11/20/51	2,675,663	2,252,921
3.000%, 4/20/52	3,220,491	2,823,549

Total Mortgage-Backed Securities		83,912,194

U.S. Treasury Obligations (21.9%)
U.S. Treasury Bonds
4.750%, 11/15/43	51,100,000	53,088,112
4.250%, 2/15/54	28,500,000	28,085,736
U.S. Treasury Notes
4.625%, 2/28/26(x)	6,000,000	5,996,396
4.000%, 1/31/29	15,000,000	14,853,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/15/34	$17,200,000	$16,932,569

Total U.S. Treasury Obligations		118,956,329

Total Long-Term Debt Securities (95.9%) (Cost $557,714,536)		521,593,796

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.5%)
DoubleLine Floating Rate Fund , Class I‡	533,930	4,826,729
DoubleLine Global Bond Fund , Class I‡	431,290	3,618,521

Total Investment Companies (1.5%) (Cost $9,785,319)		8,445,250

SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,773,813	2,773,813
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	6,784,500	6,787,213

Total Investment Companies		9,561,026

Total Short-Term Investments (1.8%) (Cost $9,561,026)		9,561,026

Total Investments in Securities (99.2%) (Cost $577,060,881)		539,600,072
Other Assets Less Liabilities (0.8%)		4,397,035

Net Assets (100%)		$543,997,107

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $142,065,140 or 26.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $25,374,641 or 4.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $8,029,726. This was collateralized by $5,430,387 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.875%, maturing 8/8/24 - 5/15/39 and by cash of $2,773,813 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.8%
Bermuda	0.1
Brazil	0.8
Canada	0.6
Cayman Islands	6.0
Chile	0.6
China	0.1
Colombia	0.5
Dominican Republic	0.1
France	0.1
Guatemala	0.3
India	0.7
Indonesia	0.6
Ireland	0.3
Israel	0.1
Jamaica	0.0	#
Japan	0.1
Jersey	0.2
Kuwait	0.0	#
Mexico	0.5
Netherlands	0.0	#
Panama	0.4
Paraguay	0.2
Peru	0.9
South Africa	0.2
South Korea	0.2
Switzerland	0.1
Taiwan	0.1
United Arab Emirates	0.1
United Kingdom	0.3
United States	84.1
Vietnam	0.1
Cash and Other	0.8

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	4,821,390	—	—	—	5,339	4,826,729	96,071	—
DoubleLine Global Bond Fund, Class I	431,290	3,713,405	—	—	—	(94,884)	3,618,521	—	—

Total		8,534,795	—	—	—	(89,545)	8,445,250	96,071	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$81,268,561	$—	$81,268,561
Collateralized Mortgage Obligations	—	78,898,944	—	78,898,944
Commercial Mortgage-Backed Securities	—	32,258,881	—	32,258,881
Corporate Bonds
Communication Services	—	8,622,847	5,017	8,627,864
Consumer Discretionary	—	6,715,803	—	6,715,803
Consumer Staples	—	5,232,551	—	5,232,551
Energy	—	13,855,144	—	13,855,144
Financials	—	22,761,525	—	22,761,525
Health Care	—	7,872,111	—	7,872,111
Industrials	—	14,062,128	—	14,062,128
Information Technology	—	6,204,441	—	6,204,441
Materials	—	11,440,016	—	11,440,016
Real Estate	—	6,136,351	—	6,136,351
Utilities	—	20,760,809	—	20,760,809
Foreign Government Securities	—	2,630,144	—	2,630,144
Investment Companies	8,445,250	—	—	8,445,250
Mortgage-Backed Securities	—	83,912,194	—	83,912,194
Short-Term Investments
Investment Companies	9,561,026	—	—	9,561,026
U.S. Treasury Obligations	—	118,956,329	—	118,956,329

Total Assets	$18,006,276	$521,588,779	$5,017	$539,600,072

Total Liabilities	$—	$—	$—	$—

Total	$18,006,276	$521,588,779	$5,017	$539,600,072

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,496,809
Aggregate gross unrealized depreciation	(43,611,016)

Net unrealized depreciation	$(38,114,207)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$577,714,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Media (3.0%)
Comcast Corp., Class A	336,643	$14,593,474

Total Communication Services		14,593,474

Consumer Staples (13.8%)
Beverages (4.9%)
Coca-Cola Europacific Partners plc	241,342	16,881,873
Molson Coors Beverage Co., Class B	111,134	7,473,761

		24,355,634

Food Products (2.8%)
Kraft Heinz Co. (The)	168,685	6,224,477
Tyson Foods, Inc., Class A	126,440	7,425,821

		13,650,298

Household Products (2.0%)
Procter & Gamble Co. (The)	62,340	10,114,665

Tobacco (4.1%)
Philip Morris International, Inc.	222,296	20,366,760

Total Consumer Staples		68,487,357

Energy (9.2%)
Oil, Gas & Consumable Fuels (9.2%)
Enbridge, Inc.	412,179	14,912,636
Hess Corp.	106,738	16,292,488
Phillips 66	88,994	14,536,280

Total Energy		45,741,404

Financials (17.2%)
Banks (6.6%)
JPMorgan Chase & Co.	78,806	15,784,842
Wells Fargo & Co.	295,230	17,111,531

		32,896,373

Capital Markets (1.6%)
Northern Trust Corp.	88,819	7,897,785

Financial Services (3.9%)
Fidelity National Information Services, Inc.	257,122	19,073,310

Insurance (5.1%)
Allstate Corp. (The)	65,753	11,375,927
Chubb Ltd.	54,355	14,085,011

		25,460,938

Total Financials		85,328,406

Health Care (24.7%)
Health Care Equipment & Supplies (5.2%)
Medtronic plc	179,356	15,630,875
Smith & Nephew plc (ADR)(x)	397,124	10,071,065

		25,701,940

Health Care Providers & Services (12.1%)
Cigna Group (The)	42,757	15,528,915
CVS Health Corp.	249,560	19,904,905
Humana, Inc.	39,901	13,834,475
UnitedHealth Group, Inc.	21,703	10,736,474

		60,004,769

Pharmaceuticals (7.4%)
Johnson & Johnson	43,954	6,953,083
Merck & Co., Inc.	170,866	22,545,769
Sanofi SA (ADR)	150,088	7,294,277

		36,793,129

Total Health Care		122,499,838

Industrials (6.7%)
Aerospace & Defense (5.7%)
General Dynamics Corp.	55,844	15,775,371
RTX Corp.	131,339	12,809,493

		28,584,864

Machinery (1.0%)
Stanley Black & Decker, Inc.	48,977	4,796,318

Total Industrials		33,381,182

Information Technology (2.7%)
Semiconductors & Semiconductor Equipment (1.1%)
Skyworks Solutions, Inc.	48,568	5,260,885

Software (1.6%)
Oracle Corp.	63,503	7,976,612

Total Information Technology		13,237,497

Materials (7.7%)
Chemicals (7.7%)
Air Products and Chemicals, Inc.	63,889	15,478,388
DuPont de Nemours, Inc.	164,104	12,581,854
International Flavors & Fragrances, Inc.	119,661	10,289,649

Total Materials		38,349,891

Real Estate (5.5%)
Office REITs (1.0%)
COPT Defense Properties (REIT)	197,812	4,781,116

Residential REITs (1.5%)
Mid-America Apartment Communities, Inc. (REIT)	55,317	7,278,611

Specialized REITs (3.0%)
Public Storage (REIT)	51,951	15,068,907

Total Real Estate		27,128,634

Utilities (5.4%)
Electric Utilities (5.4%)
Entergy Corp.	150,176	15,870,600
Pinnacle West Capital Corp.	143,944	10,756,935

Total Utilities		26,627,535

Total Common Stocks (95.9%) (Cost $378,531,005)		475,375,218

MASTER LIMITED PARTNERSHIP:
Energy (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
Plains GP Holdings LP, Class A (Cost $8,345,684)	640,128	11,682,336

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,889,930	$3,889,930

Total Investment Companies		5,889,930

Total Short-Term Investments (1.2%) (Cost $5,889,930)		5,889,930

Total Investments in Securities (99.4%) (Cost $392,766,619)		492,947,484
Other Assets Less Liabilities (0.6%)		2,856,196

Net Assets (100%)		$495,803,680

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $5,541,160. This was collateralized by cash of $5,889,930 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,593,474	$—	$—	$14,593,474
Consumer Staples	68,487,357	—	—	68,487,357
Energy	45,741,404	—	—	45,741,404
Financials	85,328,406	—	—	85,328,406
Health Care	122,499,838	—	—	122,499,838
Industrials	33,381,182	—	—	33,381,182
Information Technology	13,237,497	—	—	13,237,497
Materials	38,349,891	—	—	38,349,891
Real Estate	27,128,634	—	—	27,128,634
Utilities	26,627,535	—	—	26,627,535
Master Limited Partnership
Energy	11,682,336	—	—	11,682,336
Short-Term Investments
Investment Companies	5,889,930	—	—	5,889,930

Total Assets	$492,947,484	$—	$—	$492,947,484

Total Liabilities	$—	$—	$—	$—

Total	$492,947,484	$—	$—	$492,947,484

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,195,557
Aggregate gross unrealized depreciation	(17,133,978)

Net unrealized appreciation	$100,061,579

Federal income tax cost of investments in securities and derivative instruments, if applicable	$392,885,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.8%)
Diversified Telecommunication Services (2.8%)
Altaba, Inc.(x)*	102,200	$245,280
Koninklijke KPN NV	90,000	336,536
Liberty Global Ltd., Class A*	55,000	930,600
Liberty Global Ltd., Class C(x)*	20,000	352,800
Telefonica Deutschland Holding AG(x)	620,000	1,575,229
Telesat Corp.*	141,000	1,212,600

		4,653,045

Entertainment (3.4%)
Atlanta Braves Holdings, Inc., Class A*	84,500	3,540,550
Madison Square Garden Sports Corp.*	11,500	2,121,980

		5,662,530

Interactive Media & Services (0.0%)†
Adevinta ASA*	4,000	41,967

Media (4.0%)
Beasley Broadcast Group, Inc., Class A*	45,000	35,100
Clear Channel Outdoor Holdings, Inc.*	330,000	544,500
DallasNews Corp.(x)	36,500	139,430
EchoStar Corp., Class A*	32,000	456,000
EW Scripps Co. (The), Class A*	73,000	286,890
Fox Corp., Class B	80,000	2,289,600
Lee Enterprises, Inc.(x)*	47,000	626,510
TEGNA, Inc.	146,000	2,181,240

		6,559,270

Wireless Telecommunication Services (3.6%)
Millicom International Cellular SA*	93,500	1,891,505
Orange Belgium SA*	29,000	429,253
Telephone and Data Systems, Inc.	36,000	576,720
United States Cellular Corp.*	86,200	3,146,300

		6,043,778

Total Communication Services		22,960,590

Consumer Discretionary (8.1%)
Broadline Retail (0.1%)
Macy’s, Inc.	9,000	179,910

Hotels, Restaurants & Leisure (1.6%)
Carrols Restaurant Group, Inc.	250,000	2,377,500
Empire Resorts, Inc.(r)*	13,500	—
Entain plc	14,000	140,902
Playtech plc*	6,000	34,941
Target Hospitality Corp.*	3,000	32,610

		2,585,953

Household Durables (5.4%)
iRobot Corp.(x)*	24,500	214,620
Lennar Corp., Class B	29,000	4,471,220
M.D.C. Holdings, Inc.	35,000	2,201,850
Nobility Homes, Inc.	16,500	528,165
Sony Group Corp. (ADR)(x)	19,000	1,629,060

		9,044,915

Specialty Retail (0.5%)
Pinewood Technologies Group plc*	600,000	290,800
Sportsman’s Warehouse Holdings, Inc.*	130,000	404,300
Yamada Holdings Co. Ltd.*	12,400	35,894

		730,994

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	16,700	756,510
Tod’s SpA(x)*	2,000	92,781

		849,291

Total Consumer Discretionary		13,391,063

Consumer Staples (0.4%)
Consumer Staples Distribution & Retail (0.4%)
Albertsons Cos., Inc., Class A	28,000	600,320
GrainCorp Ltd., Class A	6,000	32,218

Total Consumer Staples		632,538

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Alvopetro Energy Ltd.	88,200	265,013
Equitrans Midstream Corp.	280,000	3,497,200
Exxon Mobil Corp.	500	58,120
Gulf Coast Ultra Deep Royalty Trust	550,000	6,504
Hess Corp.	3,000	457,920
Southwestern Energy Co.*	20,000	151,600

Total Energy		4,436,357

Financials (2.5%)
Banks (2.2%)
Cadence Bank	14,000	406,000
First Horizon Corp.	72,000	1,108,800
Flushing Financial Corp.	107,000	1,349,270
Horizon Bancorp, Inc.	12,500	160,375
LCNB Corp.(x)	654	10,425
SouthState Corp.	1,200	102,036
Synovus Financial Corp.	5,000	200,300
Webster Financial Corp.	5,500	279,235

		3,616,441

Capital Markets (0.0%)†
BKF Capital Group, Inc.(r)*	2,434	47,171

Financial Services (0.0%)†
CNFinance Holdings Ltd. (ADR)*	1,765	3,653

Insurance (0.3%)
Fanhua, Inc. (ADR)*	7,500	35,625
National Western Life Group, Inc., Class A	1,000	491,960
Vericity, Inc.*	3,000	34,050

		561,635

Total Financials		4,228,900

Health Care (8.8%)
Biotechnology (2.7%)
Cerevel Therapeutics Holdings, Inc.*	45,387	1,918,509
Fusion Pharmaceuticals, Inc.*	6,000	127,920
Grifols SA (ADR)*	24,000	160,320
Idorsia Ltd.(x)*	12,000	37,629
MorphoSys AG(x)*	32,000	2,319,959

		4,564,337

Health Care Equipment & Supplies (1.5%)
Axonics, Inc.*	20,000	1,379,400
Bioventus, Inc., Class A*	2,000	10,400
Globus Medical, Inc., Class A*	16,000	858,240
ICU Medical, Inc.*	500	53,660
Innocoll Holdings Ltd.(r)*	125,000	—
QuidelOrtho Corp.*	4,000	191,760

		2,493,460

Health Care Providers & Services (1.5%)
Agiliti, Inc.*	35,000	354,200
Amedisys, Inc.*	22,500	2,073,600

		2,427,800

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,000	15,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (2.3%)
Illumina, Inc.*	200	$27,464
Olink Holding AB (ADR)*	160,000	3,761,600

		3,789,064

Pharmaceuticals (0.8%)
Catalent, Inc.*	14,000	790,300
Landos Biopharma, Inc.*	4,000	86,000
Viatris, Inc.	45,000	537,300

		1,413,600

Total Health Care		14,703,361

Industrials (9.3%)
Aerospace & Defense (2.2%)
Hexcel Corp.	13,000	947,050
Kaman Corp.	60,000	2,752,200

		3,699,250

Air Freight & Logistics (0.1%)
Wincanton plc	20,000	151,458

Building Products (0.3%)
Masonite International Corp.*	4,000	525,800

Commercial Services & Supplies (0.5%)
SP Plus Corp.*	16,000	835,520

Ground Transportation (2.0%)
Daseke, Inc.*	400,000	3,320,000

Machinery (2.3%)
CFT SpA(r)*	25,000	111,661
Crane Co.	2,700	364,851
Enpro, Inc.	1,500	253,155
LS Starrett Co. (The), Class A*	10,100	160,489
Mueller Industries, Inc.	27,000	1,456,110
Mueller Water Products, Inc., Class A	12,000	193,080
Park-Ohio Holdings Corp.	12,000	320,160
Stratasys Ltd.*	24,000	278,880
Valmet OYJ(x)	16,384	431,115
Velan, Inc.	60,000	259,126

		3,828,627

Passenger Airlines (0.0%)†
Hawaiian Holdings, Inc.*	1,000	13,330

Professional Services (0.2%)
Applus Services SA	5,000	61,710
Ework Group AB	1,441	19,978
HireRight Holdings Corp.*	9,500	135,565

		217,253

Trading Companies & Distributors (1.7%)
Herc Holdings, Inc.	13,400	2,255,220
McGrath RentCorp	4,405	543,445

		2,798,665

Total Industrials		15,389,903

Information Technology (2.3%)
Communications Equipment (1.1%)
Digi International, Inc.*	1,200	38,316
Juniper Networks, Inc.	50,000	1,853,000

		1,891,316

Electronic Equipment, Instruments & Components (0.5%)
CTS Corp.	2,000	93,580
Rogers Corp.*	5,400	640,926

		734,506

Semiconductors & Semiconductor Equipment (0.1%)
Silicon Motion Technology Corp. (ADR)	1,800	138,492
Tower Semiconductor Ltd.*	1,200	40,140

		178,632

Software (0.6%)
Everbridge, Inc.*	8,000	278,640
Gen Digital, Inc.	30,000	672,000

		950,640

Total Information Technology		3,755,094

Materials (5.6%)
Chemicals (1.2%)
Mativ Holdings, Inc.	50,000	937,500
Novonesis (Novozymes) B	18,000	1,056,006

		1,993,506

Construction Materials (3.0%)
Vulcan Materials Co.	18,200	4,967,144

Containers & Packaging (0.7%)
Myers Industries, Inc.	51,000	1,181,670

Metals & Mining (0.7%)
Kinross Gold Corp.	5,960	36,564
Newmont Corp.	12,000	430,080
Pan American Silver Corp.(x)	25,000	376,878
Sierra Metals, Inc.*	80,000	45,600
United States Steel Corp.	8,000	326,240

		1,215,362

Total Materials		9,357,682

Real Estate (0.5%)
Hotel & Resort REITs (0.5%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	867,075

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B(x)	7,500	7,644

Total Real Estate		874,719

Utilities (9.4%)
Electric Utilities (2.5%)
Evergy, Inc.	17,500	934,150
PNM Resources, Inc.	73,000	2,747,720
Portland General Electric Co.	11,000	462,000

		4,143,870

Gas Utilities (5.0%)
National Fuel Gas Co.	62,000	3,330,640
Southwest Gas Holdings, Inc.	66,000	5,024,580

		8,355,220

Independent Power and Renewable Electricity Producers (0.2%)
Alerion Cleanpower SpA(x)	8,000	164,848
Encavis AG*	3,000	54,552
Greenvolt-Energias Renovaveis SA(x)*	20,000	176,069

		395,469

Multi-Utilities (1.1%)
Avista Corp.	52,000	1,821,040

Water Utilities (0.6%)
Severn Trent plc	32,000	997,603

Total Utilities		15,713,202

Total Common Stocks (63.4%) (Cost $102,620,174)		105,443,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	$3,000

Total Consumer Staples		3,000

Health Care (0.2%)
Biotechnology (0.2%)
Achillion Pharmaceuticals, Inc., CVR(x)*	21,000	10,500
Adamas Pharmaceuticals, Inc., CVR*	108,000	5,400
Akouos, Inc., CVR(x)*	141,148	105,861
Albireo Pharma, Inc., CVR*	3,000	6,750
Ambit Biosciences Corp., CVR(r)*	20,000	—
Chinook Therapeutics, Inc., CVR*	125,000	50,000
Decibel Therapeutics, Inc., CVR(r)*	3,000	2,048
Epizyme, Inc., CVR(r)*	10,000	150
Gracell Biotechnologies, Inc., CVR*	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Mirati Therapeutics, Inc., CVR(r)*	70,000	26,250
Orchard Therapeutics plc, CVR(r)(x)*	50,000	3,000
Radius Health, Inc., CVR*	2,000	200
Sigilon Therapeutics, Inc., CVR(r)*	500	2,831

		225,990

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	36,750

Pharmaceuticals (0.0%)†
CinCor Pharma, Inc., CVR*	4,000	12,000
Ocera Therapeutics, Inc., CVR(r)*	16,000	1,000
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000

		18,000

Total Health Care		280,740

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	12,500	9,890

Total Industrials		9,890

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	650

Total Information Technology		650

Materials (0.0%)†
Metals & Mining (0.0%)
Kinross Gold Corp., CVR(r)*	14,000	—

Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	45,000	90,000

Total Materials		90,000

Total Rights (0.2%) (Cost $297,123)		384,280

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (32.4%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	4,241,456	4,241,456
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	49,662,859	49,682,724

Total Investment Companies		53,924,180

Total Short-Term Investments (32.4%) (Cost $53,907,899)		53,924,180

Total Investments in Securities (96.0%) (Cost $156,825,196)		159,751,869
Other Assets Less Liabilities (4.0%)		6,570,286

Net Assets (100%)		$166,322,155

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $4,284,000. This was collateralized by $247,760 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/25/24 - 2/15/54 and by cash of $4,241,456 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$20,332,325	$2,628,265	$—		$22,960,590
Consumer Discretionary	12,795,745	595,318	—	(a)	13,391,063
Consumer Staples	600,320	32,218	—		632,538
Energy	4,436,357	—	—		4,436,357
Financials	4,181,729	—	47,171		4,228,900
Health Care	12,345,773	2,357,588	—	(a)	14,703,361
Industrials	14,613,981	664,261	111,661		15,389,903
Information Technology	3,755,094	—	—		3,755,094
Materials	8,301,676	1,056,006	—		9,357,682
Real Estate	867,075	7,644	—		874,719
Utilities	14,320,130	1,393,072	—		15,713,202
Rights
Consumer Staples	—	3,000	—		3,000
Health Care	—	245,461	35,279		280,740
Industrials	—	—	9,890		9,890
Information Technology	—	650	—		650
Materials	—	90,000	—	(a)	90,000
Short-Term Investments
Investment Companies	53,924,180	—	—		53,924,180

Total Assets	$150,474,385	$9,073,483	$204,001		$159,751,869

Total Liabilities	$—	$—	$—		$—

Total	$150,474,385	$9,073,483	$204,001		$159,751,869

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,331,647
Aggregate gross unrealized depreciation	(16,802,845)

Net unrealized appreciation	$2,528,802

Federal income tax cost of investments in securities and derivative instruments, if applicable	$157,223,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.8%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	85,000	$2,856,850
Liberty Global Ltd., Class A*	110,000	1,861,200
Liberty Global Ltd., Class C(x)*	230,000	4,057,200
Liberty Latin America Ltd., Class A*	200,000	1,394,000
Liberty Latin America Ltd., Class C*	8,920	62,351
Shenandoah Telecommunications Co.	105,726	1,836,460
Telesat Corp.*	680,000	5,848,000
Verizon Communications, Inc.	65,000	2,727,400

		20,643,461

Entertainment (3.5%)
Atlanta Braves Holdings, Inc., Class A*	357,000	14,958,300
Atlanta Braves Holdings, Inc., Class C*	220,000	8,593,200
IMAX Corp.*	58,000	937,860
Live Nation Entertainment, Inc.*	252,500	26,706,925
Madison Square Garden Entertainment Corp., Class A*	312,007	12,233,795
Madison Square Garden Sports Corp.*	175,500	32,383,260
Marcus Corp. (The)(x)	570,000	8,128,200
Reading International, Inc., Class A(x)*	235,000	432,400
Reading International, Inc., Class B(x)*	15,000	218,850
Sphere Entertainment Co.*	336,000	16,490,880
Take-Two Interactive Software, Inc.*	57,000	8,463,930
TKO Group Holdings, Inc., Class A	26,500	2,289,865
Warner Bros Discovery, Inc.*	46,500	405,945

		132,243,410

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	343,600

Media (2.0%)
AMC Networks, Inc., Class A*	111,000	1,346,430
Beasley Broadcast Group, Inc., Class A*‡	495,000	386,100
Clear Channel Outdoor Holdings, Inc.*	1,850,000	3,052,500
Corus Entertainment, Inc., Class B(x)	350,000	188,623
EchoStar Corp., Class A(x)*	150,000	2,137,500
Entravision Communications Corp., Class A	400,000	656,000
EW Scripps Co. (The), Class A*	2,040,000	8,017,200
Gray Television, Inc.	319,300	2,017,976
Gray Television, Inc., Class A(x)	55,139	474,747
Grupo Televisa SAB (ADR)	2,850,000	9,120,000
Interpublic Group of Cos., Inc. (The)	556,000	18,142,280
Lee Enterprises, Inc.(x)*	55,200	735,816
Nexstar Media Group, Inc., Class A	34,600	5,961,234
Salem Media Group, Inc., Class A*	185,000	69,375
Sinclair, Inc.(x)	975,000	13,133,250
Sirius XM Holdings, Inc.(x)	1,200,000	4,656,000
TEGNA, Inc.	75,000	1,120,500
Townsquare Media, Inc., Class A	208,000	2,283,840
WideOpenWest, Inc.*	685,000	2,479,700

		75,979,071

Wireless Telecommunication Services (0.7%)
Gogo, Inc.*	310,000	2,721,800
Rogers Communications, Inc., Class B	200,000	8,200,000
Telephone and Data Systems, Inc.	375,000	6,007,500
United States Cellular Corp.(x)*	255,000	9,307,500

		26,236,800

Total Communication Services		255,446,342

Consumer Discretionary (16.4%)
Automobile Components (4.3%)
BorgWarner, Inc.	240,000	8,337,600
Brembo SpA	1,000,088	12,807,077
Dana, Inc.	1,200,000	15,240,000
Garrett Motion, Inc.(x)*	949,998	9,442,980
Gentex Corp.	190,000	6,862,800
Modine Manufacturing Co.*	912,500	86,860,875
Phinia, Inc.	48,000	1,844,640
Standard Motor Products, Inc.	278,000	9,326,900
Stoneridge, Inc.*	216,000	3,983,040
Strattec Security Corp.(x)*‡	233,000	5,529,090
Superior Industries International, Inc.*	56,000	162,400

		160,397,402

Automobiles (0.2%)
Thor Industries, Inc.	4,000	469,360
Winnebago Industries, Inc.	98,000	7,252,000

		7,721,360

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	184,000	2,932,960

Hotels, Restaurants & Leisure (3.1%)
Biglari Holdings, Inc., Class A*‡	11,294	10,446,950
Boyd Gaming Corp.	524,500	35,309,340
Canterbury Park Holding Corp.‡	320,000	7,235,200
Cheesecake Factory, Inc. (The)	130,000	4,699,500
Churchill Downs, Inc.	162,000	20,047,500
Cracker Barrel Old Country Store, Inc.(x)	10,000	727,300
Denny’s Corp.*	390,017	3,494,552
Full House Resorts, Inc.*	506,407	2,820,687
Golden Entertainment, Inc.	183,000	6,739,890
Inspired Entertainment, Inc.*	190,000	1,873,400
International Game Technology plc	60,000	1,355,400
Las Vegas Sands Corp.	70,000	3,619,000
Nathan’s Famous, Inc.‡	205,000	14,514,000
Rock Field Co. Ltd.(x)	208,000	2,346,836

		115,229,555

Household Durables (2.6%)
Bassett Furniture Industries, Inc.	392,300	5,790,348
Cavco Industries, Inc.*	107,000	42,699,420
Ethan Allen Interiors, Inc.	25,000	864,250
iRobot Corp.(x)*	16,000	140,160
La-Z-Boy, Inc.	231,500	8,709,030
Lennar Corp., Class B	103,500	15,957,630
Lifetime Brands, Inc.	180,000	1,886,400
Nobility Homes, Inc.‡	181,703	5,816,313
Skyline Champion Corp.*	184,000	15,641,840

		97,505,391

Leisure Products (0.9%)
American Outdoor Brands, Inc.*	255,000	2,244,000
Brunswick Corp.	56,500	5,453,380
Johnson Outdoors, Inc., Class A	186,200	8,585,682
Marine Products Corp.	253,000	2,972,750
Universal Entertainment Corp.(x)	55,000	699,762
Vista Outdoor, Inc.*	380,000	12,456,400

		32,411,974

Specialty Retail (5.0%)
1-800-Flowers.com, Inc., Class A*	840,000	9,097,200
Aaron’s Co., Inc. (The)	80,000	600,000
AutoNation, Inc.*	324,000	53,647,920
Big 5 Sporting Goods Corp.(x)	280,000	985,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Bowlin Travel Centers, Inc.*	80,000	$324,800
Lands’ End, Inc.*	280,000	3,049,200
Monro, Inc.	314,000	9,903,560
O’Reilly Automotive, Inc.*	10,000	11,288,800
Penske Automotive Group, Inc.	424,000	68,683,760
Pets at Home Group plc	240,000	813,026
Sally Beauty Holdings, Inc.*	700,000	8,694,000
Sportsman’s Warehouse Holdings, Inc.*	343,000	1,066,730
Tractor Supply Co.	54,000	14,132,880
Valvoline, Inc.*	93,000	4,145,010

		186,432,486

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.*	90,000	522,000
Movado Group, Inc.	203,000	5,669,790
Wolverine World Wide, Inc.	53,500	599,735

		6,791,525

Total Consumer Discretionary		609,422,653

Consumer Staples (4.9%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,765,636
Brown-Forman Corp., Class A	86,500	4,580,175
Crimson Wine Group Ltd.*	395,000	2,287,050
Davide Campari-Milano NV	380,000	3,818,395
Primo Water Corp.	755,000	13,748,550

		26,199,806

Consumer Staples Distribution & Retail (1.1%)
Ingles Markets, Inc., Class A‡	465,000	35,656,200
Village Super Market, Inc., Class A	157,000	4,491,770

		40,147,970

Food Products (1.3%)
Calavo Growers, Inc.	92,500	2,572,425
Farmer Bros Co.*	587,000	2,095,590
Flowers Foods, Inc.	60,000	1,425,000
Hain Celestial Group, Inc. (The)*	450,000	3,537,000
Ingredion, Inc.	17,500	2,044,875
J & J Snack Foods Corp.	45,000	6,505,200
John B Sanfilippo & Son, Inc.	34,050	3,606,576
Lifeway Foods, Inc.*	95,000	1,635,900
Limoneira Co.(x)	188,103	3,679,295
Maple Leaf Foods, Inc.	134,000	2,197,143
Post Holdings, Inc.*	98,000	10,415,440
Premier Foods plc	800,000	1,508,522
Tootsie Roll Industries, Inc.	79,310	2,540,299
WK Kellogg Co.	240,003	4,512,056

		48,275,321

Household Products (1.5%)
Church & Dwight Co., Inc.	100,000	10,431,000
Energizer Holdings, Inc.	165,000	4,857,600
Oil-Dri Corp. of America‡	377,000	28,109,120
Spectrum Brands Holdings, Inc.	34,000	3,026,340
WD-40 Co.	37,500	9,499,125

		55,923,185

Personal Care Products (0.3%)
BellRing Brands, Inc.*	84,000	4,958,520
Edgewell Personal Care Co.	130,000	5,023,200
United-Guardian, Inc.	148,500	1,147,905

		11,129,625

Total Consumer Staples		181,675,907

Energy (1.5%)
Energy Equipment & Services (0.9%)
Dril-Quip, Inc.*	740,000	16,672,200
KLX Energy Services Holdings, Inc.*	23,000	178,020
Oceaneering International, Inc.*	185,000	4,329,000
RPC, Inc.	1,390,000	10,758,600

		31,937,820

Oil, Gas & Consumable Fuels (0.6%)
Callon Petroleum Co.(x)*	70,000	2,503,200
CNX Resources Corp.(x)*	190,000	4,506,800
Navigator Holdings Ltd.	415,000	6,370,250
ONEOK, Inc.	135,000	10,822,950

		24,203,200

Total Energy		56,141,020

Financials (3.3%)
Banks (1.8%)
Ameris Bancorp	35,000	1,693,300
Atlantic Union Bankshares Corp.	11,500	406,065
Cadence Bank	43,000	1,247,000
Capitol Federal Financial, Inc.	39,500	235,420
Colony Bankcorp, Inc.	12,800	147,200
Eagle Bancorp, Inc.	218,000	5,120,820
Farmers & Merchants Bank of Long Beach	75	360,000
FB Financial Corp.	12,000	451,920
First Bancorp (Nasdaq Stock Exchange)	10,000	361,200
First Bancorp (New York Stock Exchange)	84,000	1,473,360
First Busey Corp.	28,500	685,425
First Horizon Corp.	95,000	1,463,000
Flushing Financial Corp.(x)	800,000	10,088,000
FNB Corp.	46,000	648,600
Hanover Bancorp, Inc.	5,000	74,100
Hope Bancorp, Inc.	570,000	6,560,700
Huntington Bancshares, Inc.	250,000	3,487,500
OceanFirst Financial Corp.	104,000	1,706,640
Peapack-Gladstone Financial Corp.	30,000	729,900
Primis Financial Corp.	11,000	133,870
Renasant Corp.	22,000	689,040
Sandy Spring Bancorp, Inc.	162,000	3,755,160
Seacoast Banking Corp. of Florida	37,000	939,430
ServisFirst Bancshares, Inc.	26,000	1,725,360
Southern First Bancshares, Inc.*	19,000	603,440
SouthState Corp.	19,000	1,615,570
Synovus Financial Corp.	85,500	3,425,130
Thomasville Bancshares, Inc.	16,100	1,018,325
Towne Bank	11,000	308,660
Trustmark Corp.	12,000	337,320
United Community Banks, Inc.	23,000	605,360
Webster Financial Corp.	268,000	13,606,360

		65,703,175

Capital Markets (1.4%)
BKF Capital Group, Inc.(r)*	13,000	251,940
Charles Schwab Corp. (The)	30,000	2,170,200
Cohen & Steers, Inc.	245,000	18,838,050
Federated Hermes, Inc., Class B	79,000	2,853,480
GAM Holding AG*	700,000	202,972
Janus Henderson Group plc	250,000	8,222,500
KKR & Co., Inc.	150,000	15,087,000
PJT Partners, Inc., Class A	45,000	4,241,700

		51,867,842

Consumer Finance (0.1%)
Medallion Financial Corp.	162,000	1,281,420
PROG Holdings, Inc.	79,039	2,722,103

		4,003,523

Financial Services (0.0%)†
Compass Diversified Holdings	27,000	649,890
Crazy Woman Creek Bancorp, Inc.*	6,500	135,200

		785,090

Total Financials		122,359,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (2.6%)
Health Care Equipment & Supplies (2.0%)
Align Technology, Inc.*	300	$98,376
CONMED Corp.	57,000	4,564,560
Cooper Cos., Inc. (The)	44,000	4,464,240
Cutera, Inc.(x)*	597,000	877,590
Dexcom, Inc.*	52,000	7,212,400
Electromed, Inc.*	111,356	1,798,399
Globus Medical, Inc., Class A*	112,500	6,034,500
ICU Medical, Inc.*	21,000	2,253,720
Masimo Corp.*	84,500	12,408,825
Neogen Corp.*	40,000	631,200
Neuronetics, Inc.*	35,000	166,600
Orthofix Medical, Inc.*	130,000	1,887,600
QuidelOrtho Corp.*	161,000	7,718,340
STERIS plc	85,700	19,267,074
Surmodics, Inc.*	65,000	1,907,100
Zimvie, Inc.*	231,000	3,809,190

		75,099,714

Health Care Providers & Services (0.3%)
Chemed Corp.	1,300	834,509
Henry Schein, Inc.*	20,000	1,510,400
NeoGenomics, Inc.*	4,000	62,880
OPKO Health, Inc.(x)*	180,000	216,000
Patterson Cos., Inc.	285,000	7,880,250

		10,504,039

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	80,000	2,623,200
Teladoc Health, Inc.(x)*	7,700	116,270

		2,739,470

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	6,917,400
Lifecore Biomedical, Inc.(x)*	70,000	371,700

		7,289,100

Total Health Care		95,632,323

Industrials (45.4%)
Aerospace & Defense (5.2%)
AAR Corp.*	119,200	7,136,504
Astronics Corp.*	11,000	209,440
Astronics Corp., Class B(x)*	46,000	831,220
Curtiss-Wright Corp.	114,000	29,177,160
Ducommun, Inc.*	136,000	6,976,800
HEICO Corp.	120,700	23,053,700
HEICO Corp., Class A	3,200	492,608
Innovative Solutions and Support, Inc.*	120,854	884,651
Kaman Corp.	1,200,000	55,044,000
Moog, Inc., Class A	67,000	10,696,550
Moog, Inc., Class B	34,321	5,479,348
National Presto Industries, Inc.	19,082	1,599,071
Park Aerospace Corp.	650,000	10,809,500
Textron, Inc.	283,000	27,148,190
Triumph Group, Inc.*	50,000	752,000
Woodward, Inc.	77,000	11,867,240

		192,157,982

Building Products (2.0%)
A.O. Smith Corp.	72,000	6,441,120
AZZ, Inc.	180,000	13,915,800
Burnham Holdings, Inc., Class A	3,200	42,400
Fortune Brands Innovations, Inc.	8,800	745,096
Gibraltar Industries, Inc.*	57,000	4,590,210
Griffon Corp.	594,000	43,563,960
Johnson Controls International plc	109,000	7,119,880

		76,418,466

Commercial Services & Supplies (4.4%)
ACCO Brands Corp.	150,500	844,305
Casella Waste Systems, Inc., Class A*	99,000	9,788,130
Loomis AB, Class B	200,000	5,582,960
Matthews International Corp., Class A	578,500	17,979,780
OPENLANE, Inc.*	435,000	7,525,500
Pitney Bowes, Inc.	268,000	1,160,440
RB Global, Inc.	85,000	6,474,450
Republic Services, Inc.	311,000	59,537,840
Rollins, Inc.	1,208,000	55,894,160

		164,787,565

Construction & Engineering (0.3%)
Arcosa, Inc.	100,000	8,586,000
Granite Construction, Inc.	15,000	856,950
Valmont Industries, Inc.	10,000	2,282,800

		11,725,750

Electrical Equipment (2.4%)
Allient, Inc.	100,000	3,568,000
AMETEK, Inc.	326,000	59,625,400
Rockwell Automation, Inc.	87,000	25,345,710

		88,539,110

Machinery (22.2%)
Albany International Corp., Class A	35,500	3,319,605
Astec Industries, Inc.	584,000	25,526,640
Blue Bird Corp.*	63,000	2,415,420
Chart Industries, Inc.*	114,500	18,860,440
CNH Industrial NV	2,680,000	34,732,800
Commercial Vehicle Group, Inc.(x)*	140,000	900,200
Crane Co.	543,000	73,375,590
Donaldson Co., Inc.	207,800	15,518,504
Eastern Co. (The)	270,000	9,204,300
Enerpac Tool Group Corp., Class A	140,000	4,992,400
Enpro, Inc.	329,000	55,525,330
Federal Signal Corp.	383,000	32,505,210
Flowserve Corp.	104,000	4,750,720
Franklin Electric Co., Inc.	244,500	26,115,045
Gencor Industries, Inc.(x)*	159,000	2,653,710
Gorman-Rupp Co. (The)	463,000	18,311,650
Graco, Inc.	405,500	37,898,030
Graham Corp.*	80,000	2,182,400
Greenbrier Cos., Inc. (The)	165,000	8,596,500
Hyster-Yale Materials Handling, Inc.	312,000	20,021,040
IDEX Corp.	84,000	20,497,680
Interpump Group SpA	200,000	9,750,646
Iveco Group NV*	735,000	10,942,776
Kennametal, Inc.	214,000	5,337,160
L B Foster Co., Class A*	530,000	14,474,300
Lincoln Electric Holdings, Inc.	92,000	23,500,480
Lindsay Corp.	57,000	6,706,620
LS Starrett Co. (The), Class A*‡	454,346	7,219,558
Manitowoc Co., Inc. (The)*	250,000	3,535,000
Middleby Corp. (The)*	4,800	771,792
Mueller Industries, Inc.	2,280,000	122,960,400
Mueller Water Products, Inc., Class A	1,355,000	21,801,950
Nordson Corp.	38,200	10,487,428
Park-Ohio Holdings Corp.	565,000	15,074,200
Shyft Group, Inc. (The)	244,700	3,039,174
Standex International Corp.	79,500	14,486,490
Tennant Co.	404,000	49,130,440
Titan International, Inc.*	65,000	809,900
Toro Co. (The)	47,000	4,306,610
Trinity Industries, Inc.	645,000	17,963,250
Twin Disc, Inc.	615,000	10,165,950
Watts Water Technologies, Inc., Class A	256,500	54,519,075

		824,886,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.0%)†
Steel Connect, Inc.*	130,092	$1,225,467

Trading Companies & Distributors (8.9%)
Distribution Solutions Group, Inc.*	216,000	7,663,680
GATX Corp.	798,000	106,955,940
H&E Equipment Services, Inc.	35,500	2,278,390
Herc Holdings, Inc.	777,000	130,769,100
McGrath RentCorp	22,000	2,714,140
Rush Enterprises, Inc., Class B‡	1,072,000	57,126,880
Titan Machinery, Inc.*	140,000	3,473,400
United Rentals, Inc.	26,500	19,109,415

		330,090,945

Total Industrials		1,689,831,698

Information Technology (4.0%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc.(x)*	70,000	970,200

Electronic Equipment, Instruments & Components (2.9%)
Badger Meter, Inc.	89,000	14,401,090
Bel Fuse, Inc., Class A(x)‡	133,200	9,431,892
Crane NXT Co.	95,000	5,880,500
CTS Corp.	990,000	46,322,100
Daktronics, Inc.*	200,000	1,992,000
Itron, Inc.*	64,000	5,921,280
Landis+Gyr Group AG	27,000	2,073,238
Littelfuse, Inc.	39,000	9,451,650
Napco Security Technologies, Inc.	180,000	7,228,800
Rogers Corp.*	56,500	6,705,985
Trans-Lux Corp.*	120,060	106,854

		109,515,389

IT Services (0.0%)†
Alithya Group, Inc., Class A*	775,000	1,170,250

Software (1.0%)
Fortinet, Inc.*	104,500	7,138,395
Roper Technologies, Inc.	26,200	14,694,008
Tyler Technologies, Inc.*	36,200	15,385,362

		37,217,765

Technology Hardware, Storage & Peripherals (0.1%)
Intevac, Inc.(x)*	385,000	1,478,400
TransAct Technologies, Inc.*	132,000	691,680

		2,170,080

Total Information Technology		151,043,684

Materials (6.1%)
Chemicals (2.7%)
Arcadium Lithium plc*	129,999	560,296
Ashland, Inc.	57,500	5,598,775
Core Molding Technologies, Inc.*	326,000	6,171,180
Element Solutions, Inc.	67,000	1,673,660
FMC Corp.	19,500	1,242,150
Hawkins, Inc.	56,000	4,300,800
HB Fuller Co.	338,000	26,952,120
Huntsman Corp.	100,000	2,603,000
Mativ Holdings, Inc.	78,000	1,462,500
Minerals Technologies, Inc.	214,000	16,109,920
NewMarket Corp.	14,500	9,201,990
Olin Corp.	115,000	6,762,000
Quaker Chemical Corp.	4,700	964,675
Scotts Miracle-Gro Co. (The)(x)	74,000	5,519,660
Sensient Technologies Corp.	160,000	11,070,400
Takasago International Corp.	28,500	645,759

		100,838,885

Containers & Packaging (1.7%)
Ardagh Metal Packaging SA	110,000	377,300
Greif, Inc., Class A	208,500	14,396,925
Myers Industries, Inc.	1,688,000	39,110,960
Sonoco Products Co.	155,000	8,965,200

		62,850,385

Metals & Mining (1.7%)
Ampco-Pittsburgh Corp.*‡	1,000,000	2,170,000
ATI, Inc.*	425,000	21,747,250
Barrick Gold Corp.	24,000	399,360
Haynes International, Inc.	5,000	300,600
Kinross Gold Corp.	45,000	275,850
Materion Corp.	187,000	24,637,250
Metallus, Inc.*	210,000	4,672,500
Tredegar Corp.	1,490,000	9,714,800

		63,917,610

Total Materials		227,606,880

Real Estate (2.9%)
Hotel & Resort REITs (1.6%)
Ryman Hospitality Properties, Inc. (REIT)	516,000	59,654,760

Real Estate Management & Development (1.3%)
Capital Properties, Inc., Class A	80,000	880,000
Gyrodyne LLC*	14,411	116,297
Seritage Growth Properties, Class A(x)*	164,000	1,582,600
St Joe Co. (The)	686,000	39,767,420
Tejon Ranch Co.*	515,000	7,936,150

		50,282,467

Total Real Estate		109,937,227

Utilities (3.9%)
Electric Utilities (1.3%)
Evergy, Inc.	148,000	7,900,240
Otter Tail Corp.	227,500	19,656,000
PNM Resources, Inc.	560,000	21,078,400

		48,634,640

Gas Utilities (1.6%)
Chesapeake Utilities Corp.	5,600	600,880
National Fuel Gas Co.	170,000	9,132,400
Northwest Natural Holding Co.	235,000	8,746,700
ONE Gas, Inc.	34,000	2,194,020
RGC Resources, Inc.	350,000	7,084,000
Southwest Gas Holdings, Inc.	414,000	31,517,820

		59,275,820

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	4,303,200
NextEra Energy Partners LP	25,000	752,000
Ormat Technologies, Inc.	83,600	5,533,484

		10,588,684

Multi-Utilities (0.6%)
Black Hills Corp.	172,500	9,418,500
Northwestern Energy Group, Inc.	264,000	13,445,520

		22,864,020

Water Utilities (0.1%)
Cadiz, Inc.(x)*	10,000	29,000
SJW Group(x)	47,500	2,688,025
York Water Co. (The)	43,500	1,577,745

		4,294,770

Total Utilities		145,657,934

Total Common Stocks (97.8%) (Cost $1,310,223,579)		3,644,755,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)(x)*	115,000	$90,988

Total Industrials		90,988

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	200,000

Total Materials		200,000

Total Rights (0.0%)† (Cost $106,500)		290,988

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp.,expiring 8/1/25* (Cost $—)	532,000	53,200

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	6,898,334	6,898,334

Total Investment Companies		16,898,334

Total Short-Term Investments (0.5%) (Cost $16,898,334)		16,898,334

Total Investments in Securities (98.3%) (Cost $1,327,228,413)		3,661,997,820
Other Assets Less Liabilities (1.7%)		61,474,950

Net Assets (100%)		$3,723,472,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $24,602,172. This was collateralized by $8,359,105 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/18/24 - 2/15/54 and by cash of $16,898,334 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A*	495,000	437,016	374	(2,498)	(179)	(48,613)	386,100	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.(x)*	233,000	5,850,630	—	—	—	(321,540)	5,529,090	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,294	9,130,195	—	(195,654)	(7,222)	1,519,631	10,446,950	—	—
Canterbury Park Holding Corp.	320,000	6,591,900	—	(59,729)	16,817	686,212	7,235,200	22,400	—
Nathan’s Famous, Inc.**	205,000	15,781,423	184,829	—	—	(1,452,252)	14,514,000	—	—
Household Durables
Nobility Homes, Inc.	181,703	6,154,000	21,863	—	—	(359,550)	5,816,313	272,555	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	465,000	39,902,940	234,260	—	—	(4,481,000)	35,656,200	76,230	—
Household Products
Oil-Dri Corp. of America	377,000	25,423,320	—	(130,644)	96,744	2,719,700	28,109,120	109,330	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	454,346	5,497,587	—	—	—	1,721,972	7,219,558	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	1,072,000	57,642,239	—	(794,541)	682,359	(403,177)	57,126,880	183,770	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A(x)	133,200	9,297,400	—	(803,812)	517,037	421,267	9,431,892	8,610	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*	1,000,000	2,716,350	13,275	—	—	(559,625)	2,170,000	—	—

Total		184,425,000	454,601	(1,986,878)	1,305,556	(556,975)	183,641,303	672,895	—

**	Not affiliated at December 31, 2023.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$255,227,492	$218,850	$—	$255,446,342
Consumer Discretionary	585,520,752	23,901,901	—	609,422,653
Consumer Staples	174,061,940	7,613,967	—	181,675,907
Energy	56,141,020	—	—	56,141,020
Financials	121,904,718	202,972	251,940	122,359,630
Health Care	95,632,323	—	—	95,632,323
Industrials	1,656,808,101	33,023,597	—	1,689,831,698
Information Technology	147,800,196	3,243,488	—	151,043,684
Materials	226,961,121	645,759	—	227,606,880
Real Estate	109,820,930	116,297	—	109,937,227
Utilities	145,657,934	—	—	145,657,934
Rights
Industrials	—	—	90,988	90,988
Materials	—	200,000	—	200,000
Short-Term Investments
Investment Companies	16,898,334	—	—	16,898,334
Warrant
Materials	53,200	—	—	53,200

Total Assets	$3,592,488,061	$69,166,831	$342,928	$3,661,997,820

Total Liabilities	$—	$—	$—	$—

Total	$3,592,488,061	$69,166,831	$342,928	$3,661,997,820

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,478,857,020
Aggregate gross unrealized depreciation	(148,310,864)

Net unrealized appreciation	$2,330,546,156

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,331,451,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (84.2%)
Communication Services (9.2%)
Diversified Telecommunication Services (3.2%)
Altice France SA
2.500%, 1/15/25§	EUR	142,000	$136,935
2.125%, 2/15/25§		275,000	265,731
8.125%, 2/1/27§		$444,000	339,660
CCO Holdings LLC
5.500%, 5/1/26§		150,000	147,750
5.000%, 2/1/28§		225,000	208,762
6.375%, 9/1/29(x)§		494,000	468,065
4.750%, 3/1/30§		458,000	392,634
4.750%, 2/1/32§		277,000	225,409
4.500%, 5/1/32		679,000	542,555
4.500%, 6/1/33§		612,000	477,237
4.250%, 1/15/34(x)§		775,000	585,311
Iliad Holding SASU
7.000%, 10/15/28§		375,000	371,250
Level 3 Financing, Inc.
4.250%, 7/1/28§		520,000	233,678
3.625%, 1/15/29§		525,000	237,494
3.750%, 7/15/29§		200,000	90,428
Lumen Technologies, Inc.
5.125%, 12/15/26§		426,000	291,810
Virgin Media Finance plc
5.000%, 7/15/30(x)§		400,000	338,000
Virgin Media Secured Finance plc
5.500%, 5/15/29§		1,175,000	1,083,467
Windstream Escrow LLC
7.750%, 8/15/28§		367,000	338,557
Zayo Group Holdings, Inc.
4.000%, 3/1/27(x)§		597,000	489,540
6.125%, 3/1/28§		442,000	308,627

			7,572,900

Entertainment (1.6%)
Cinemark USA, Inc.
5.250%, 7/15/28(x)§		1,650,000	1,557,138
Live Nation Entertainment, Inc.
4.875%, 11/1/24§		276,000	274,275
6.500%, 5/15/27§		282,000	284,467
4.750%, 10/15/27§		800,000	762,000
Playtika Holding Corp.
4.250%, 3/15/29§		1,200,000	1,035,000

			3,912,880

Interactive Media & Services (0.1%)
ZipRecruiter, Inc.
5.000%, 1/15/30(x)§		375,000	329,063

Media (4.3%)
CSC Holdings LLC
7.500%, 4/1/28§		250,000	168,125
11.750%, 1/31/29§		524,000	524,655
5.750%, 1/15/30§		550,000	290,125
4.625%, 12/1/30§		175,000	87,937
DISH DBS Corp.
5.875%, 11/15/24(x)		300,000	285,750
DISH Network Corp.
11.750%, 11/15/27§		225,000	228,375
Gray Television, Inc.
5.875%, 7/15/26(x)§		222,000	215,895
4.750%, 10/15/30§		347,000	227,719
5.375%, 11/15/31§		257,000	168,656
McGraw-Hill Education, Inc.
8.000%, 8/1/29§		564,000	527,340
Nexstar Media, Inc.
5.625%, 7/15/27§		628,000	599,740
Outfront Media Capital LLC
5.000%, 8/15/27(x)§		1,230,000	1,183,875
4.250%, 1/15/29§		850,000	767,125
4.625%, 3/15/30§		250,000	223,437
Sinclair Television Group, Inc.
5.500%, 3/1/30§		304,000	218,120
Sirius XM Radio, Inc.
3.125%, 9/1/26§		444,000	414,785
4.000%, 7/15/28§		475,000	433,140
4.125%, 7/1/30§		75,000	65,344
3.875%, 9/1/31(x)§		1,076,000	894,425
Stagwell Global LLC
5.625%, 8/15/29(x)§		539,000	486,448
TEGNA, Inc.
4.750%, 3/15/26§		500,000	488,745
5.000%, 9/15/29		215,000	192,124
Univision Communications, Inc.
7.375%, 6/30/30(x)§		418,000	412,775
VZ Secured Financing BV
5.000%, 1/15/32§		526,000	451,703
Ziggo Bond Co. BV
6.000%, 1/15/27(x)§		737,000	720,418

			10,276,781

Total Communication Services			22,091,624

Consumer Discretionary (15.2%)
Automobile Components (0.7%)
Clarios Global LP
6.750%, 5/15/28§		564,000	569,984
Icahn Enterprises LP
5.250%, 5/15/27		325,000	300,625
9.750%, 1/15/29§		125,000	130,156
4.375%, 2/1/29(x)		550,000	467,396
Phinia, Inc.
6.750%, 4/15/29§		175,000	176,531

			1,644,692

Broadline Retail (0.4%)
Getty Images, Inc.
9.750%, 3/1/27§		1,086,000	1,083,285

Distributors (0.8%)
Ritchie Bros Holdings, Inc.
6.750%, 3/15/28§		253,000	257,427
7.750%, 3/15/31§		689,000	722,141
Verde Purchaser LLC
10.500%, 11/30/30§		291,000	305,550
Windsor Holdings III LLC
8.500%, 6/15/30§		621,000	651,429

			1,936,547

Diversified Consumer Services (1.4%)
Champions Financing, Inc.
8.750%, 2/15/29§		700,000	731,500
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§		400,000	400,336
Service Corp. International
4.000%, 5/15/31		100,000	88,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Sotheby’s
7.375%, 10/15/27(x)§	$1,350,000	$1,253,813
Wand NewCo 3, Inc.
7.625%, 1/30/32§	772,000	799,020

		3,273,294

Hotels, Restaurants & Leisure (7.7%)
1011778 BC ULC
5.750%, 4/15/25§	268,000	267,330
3.875%, 1/15/28§	162,000	152,280
4.000%, 10/15/30§	1,100,000	975,480
Boyd Gaming Corp.
4.750%, 6/15/31§	800,000	733,000
Caesars Entertainment, Inc.
4.625%, 10/15/29(x)§	795,000	721,463
7.000%, 2/15/30§	1,675,000	1,715,133
Carnival Corp.
5.750%, 3/1/27§	925,000	915,935
6.000%, 5/1/29(x)§	659,000	647,500
7.000%, 8/15/29(x)§	140,000	145,716
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	246,000	268,448
CEC Entertainment LLC
6.750%, 5/1/26§	300,000	297,375
Churchill Downs, Inc.
5.500%, 4/1/27§	298,000	291,295
5.750%, 4/1/30§	526,000	507,174
Dave & Buster’s, Inc.
7.625%, 11/1/25§	547,000	551,103
Everi Holdings, Inc.
5.000%, 7/15/29§	1,025,000	1,012,187
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	468,825
3.625%, 2/15/32§	248,000	212,660
IRB Holding Corp.
7.000%, 6/15/25§	350,000	350,220
Life Time, Inc.
5.750%, 1/15/26§	602,000	595,980
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	468,000	438,165
Marriott International, Inc.
5.300%, 5/15/34	328,000	324,471
NCL Corp. Ltd.
8.375%, 2/1/28§	311,000	327,713
Ontario Gaming GTA LP
8.000%, 8/1/30(x)§	525,000	540,750
Raising Cane’s Restaurants LLC
9.375%, 5/1/29§	325,000	350,187
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	462,000	455,439
5.500%, 4/1/28§	425,000	419,947
7.250%, 1/15/30§	418,000	433,813
Scientific Games Holdings LP
6.625%, 3/1/30§	324,000	311,850
Six Flags Entertainment Corp.
7.250%, 5/15/31§	373,000	378,595
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	380,500
Station Casinos LLC
4.500%, 2/15/28§	717,000	673,980
4.625%, 12/1/31(x)§	1,569,000	1,404,255
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28(x)§	419,000	388,099
Wynn Resorts Finance LLC
5.125%, 10/1/29§	475,000	450,063
7.125%, 2/15/31§	50,000	51,750
Yum! Brands, Inc.
5.375%, 4/1/32	314,000	304,188

		18,462,869

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	434,000	428,744
Newell Brands, Inc.
6.625%, 9/15/29	344,000	336,432
6.375%, 4/1/36(e)	225,000	197,483

		962,659

Specialty Retail (3.1%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	132,120
5.000%, 2/15/32§	125,000	112,812
eG Global Finance plc
12.000%, 11/30/28§	414,000	439,358
LBM Acquisition LLC
6.250%, 1/15/29§	808,000	755,480
LCM Investments Holdings II LLC
4.875%, 5/1/29§	302,000	277,463
8.250%, 8/1/31§	700,000	728,875
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	900,000	887,625
Park River Holdings, Inc.
6.750%, 8/1/29§	275,000	243,081
Sonic Automotive, Inc.
4.625%, 11/15/29§	225,000	201,267
4.875%, 11/15/31§	279,000	243,079
Specialty Building Products Holdings LLC
6.375%, 9/30/26(x)§	1,109,000	1,097,100
SRS Distribution, Inc.
6.000%, 12/1/29(x)§	1,066,000	1,083,322
Upbound Group, Inc.
6.375%, 2/15/29§	825,000	798,187
White Cap Buyer LLC
6.875%, 10/15/28§	391,000	382,414

		7,382,183

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.
4.125%, 8/15/31§	382,000	329,833
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	1,451,000	1,486,201

		1,816,034

Total Consumer Discretionary		36,561,563

Consumer Staples (4.4%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	355,000	326,579

Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	150,000	134,660
4.875%, 2/15/30§	175,000	165,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Performance Food Group, Inc.
6.875%, 5/1/25§	$284,000	$283,716
5.500%, 10/15/27§	800,000	784,000
4.250%, 8/1/29§	900,000	822,375
United Natural Foods, Inc.
6.750%, 10/15/28§	361,000	299,179
US Foods, Inc.
4.750%, 2/15/29§	830,000	787,462
4.625%, 6/1/30§	883,000	817,879
7.250%, 1/15/32§	506,000	525,607

		4,620,690

Food Products (1.6%)
B&G Foods, Inc.
5.250%, 4/1/25(x)	91,000	90,545
Chobani LLC
7.625%, 7/1/29§	275,000	277,406
Darling Ingredients, Inc.
6.000%, 6/15/30§	150,000	148,206
Fiesta Purchaser, Inc.
7.875%, 3/1/31(x)§	142,000	146,242
Lamb Weston Holdings, Inc.
4.375%, 1/31/32§	50,000	44,813
Post Holdings, Inc.
5.625%, 1/15/28(x)§	220,000	215,600
5.500%, 12/15/29§	500,000	481,900
4.625%, 4/15/30§	490,000	448,350
4.500%, 9/15/31§	1,297,000	1,157,573
Sigma Holdco BV
7.875%, 5/15/26§	392,000	375,340
Simmons Foods, Inc.
4.625%, 3/1/29§	462,000	406,560

		3,792,535

Household Products (0.4%)
Central Garden & Pet Co.
4.125%, 10/15/30	182,000	163,316
Energizer Holdings, Inc.
4.750%, 6/15/28§	396,000	366,051
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	353,000	350,352

		879,719

Personal Care Products (0.4%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25(x)§	334,000	332,330
Prestige Brands, Inc.
3.750%, 4/1/31§	639,000	555,930

		888,260

Total Consumer Staples		10,507,783

Energy (7.7%)
Energy Equipment & Services (0.4%)
Transocean, Inc.
8.750%, 2/15/30§	285,300	296,355
7.500%, 4/15/31	575,000	533,543
6.800%, 3/15/38	350,000	290,500

		1,120,398

Oil, Gas & Consumable Fuels (7.3%)
Aethon United BR LP
8.250%, 2/15/26§	362,000	365,620
Antero Midstream Partners LP
5.750%, 1/15/28§	450,000	441,563
Antero Resources Corp.
7.625%, 2/1/29§	200,000	204,750
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26(x)§	430,000	429,101
Blue Racer Midstream LLC
7.625%, 12/15/25§	321,000	323,006
6.625%, 7/15/26§	304,000	302,860
Buckeye Partners LP
4.500%, 3/1/28§	250,000	236,805
5.850%, 11/15/43	175,000	150,661
5.600%, 10/15/44	150,000	118,875
Chesapeake Energy Corp.
6.750%, 4/15/29§	300,000	302,184
Civitas Resources, Inc.
8.625%, 11/1/30§	300,000	321,094
CNX Midstream Partners LP
4.750%, 4/15/30§	700,000	623,168
CNX Resources Corp.
7.375%, 1/15/31§	325,000	329,875
7.250%, 3/1/32§	125,000	126,563
Comstock Resources, Inc.
5.875%, 1/15/30§	375,000	339,697
Crescent Energy Finance LLC
7.250%, 5/1/26§	488,000	497,150
7.625%, 4/1/32§	354,000	356,620
CrownRock LP
5.625%, 10/15/25§	656,000	652,720
Delek Logistics Partners LP
8.625%, 3/15/29§	448,000	457,502
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	304,300
EQM Midstream Partners LP
4.750%, 1/15/31§	325,000	301,014
Genesis Energy LP
8.000%, 1/15/27	539,000	542,369
7.750%, 2/1/28	799,000	801,996
8.250%, 1/15/29	225,000	229,500
8.875%, 4/15/30	250,000	260,765
Hess Midstream Operations LP
5.500%, 10/15/30§	200,000	193,250
HF Sinclair Corp.
5.000%, 2/1/28§	150,000	144,000
Hilcorp Energy I LP
6.000%, 4/15/30§	125,000	121,875
6.000%, 2/1/31§	175,000	169,566
6.250%, 4/15/32§	325,000	318,760
8.375%, 11/1/33§	175,000	189,000
Kinder Morgan, Inc.
4.800%, 2/1/33	292,000	278,276
Kinetik Holdings LP
5.875%, 6/15/30§	780,000	760,110
MEG Energy Corp.
5.875%, 2/1/29§	325,000	318,500
New Fortress Energy, Inc.
6.750%, 9/15/25§	130,000	129,025
NGL Energy Operating LLC
8.375%, 2/15/32§	375,000	383,438
NuStar Logistics LP
5.750%, 10/1/25	218,000	216,910
6.000%, 6/1/26	250,000	248,125
6.375%, 10/1/30	280,000	281,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Permian Resources Operating LLC
5.875%, 7/1/29(x)§	$577,000	$566,902
Prairie Acquiror LP
9.000%, 8/1/29§	450,000	461,813
Summit Midstream Holdings LLC
9.000%, 10/15/26(e)(k)§	645,000	651,476
Sunoco LP
4.500%, 4/30/30(x)	484,000	443,199
Tallgrass Energy Partners LP
7.375%, 2/15/29§	300,000	300,750
6.000%, 9/1/31§	150,000	139,125
Venture Global LNG, Inc.
8.375%, 6/1/31§	1,050,000	1,077,563
9.875%, 2/1/32§	450,000	483,916
Viper Energy, Inc.
7.375%, 11/1/31§	625,000	647,656

		17,544,393

Total Energy		18,664,791

Financials (12.6%)
Capital Markets (0.9%)
Aretec Group, Inc.
7.500%, 4/1/29§	180,000	171,225
10.000%, 8/15/30§	179,000	195,110
Drawbridge Special Opportunities Fund LP
3.875%, 2/15/26§	750,000	698,643
HAT Holdings I LLC
8.000%, 6/15/27§	200,000	208,000
3.750%, 9/15/30§	625,000	523,438
StoneX Group, Inc.
7.875%, 3/1/31§	400,000	404,340

		2,200,756

Consumer Finance (3.1%)
Ally Financial, Inc.
6.700%, 2/14/33	350,000	353,638
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	1,478,000	1,537,504
Credit Acceptance Corp.
6.625%, 3/15/26(x)	75,000	74,906
9.250%, 12/15/28(x)§	725,000	780,281
Ford Motor Credit Co. LLC
2.300%, 2/10/25	326,000	314,590
7.200%, 6/10/30	250,000	265,040
4.000%, 11/13/30	675,000	603,754
GGAM Finance Ltd.
8.000%, 2/15/27§	324,000	333,720
8.000%, 6/15/28§	414,000	431,078
OneMain Finance Corp.
6.625%, 1/15/28	675,000	675,844
4.000%, 9/15/30	1,375,000	1,174,030
PROG Holdings, Inc.
6.000%, 11/15/29§	925,000	862,414

		7,406,799

Financial Services (3.8%)
Armor Holdco, Inc.
8.500%, 11/15/29§	305,000	286,700
Burford Capital Global Finance LLC
9.250%, 7/1/31§	1,300,000	1,376,375
Freedom Mortgage Corp.
12.000%, 10/1/28§	296,000	321,755
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	254,000	259,398
Nationstar Mortgage Holdings, Inc.
5.000%, 2/1/26§	425,000	414,375
5.500%, 8/15/28§	375,000	357,187
7.125%, 2/1/32§	400,000	397,000
NCR Atleos Corp.
9.500%, 4/1/29§	395,000	421,169
Oxford Finance LLC
6.375%, 2/1/27§	975,000	923,812
PHH Mortgage Corp.
7.875%, 3/15/26§	208,000	200,200
Provident Funding Associates LP
6.375%, 6/15/25(x)§	675,000	643,781
Rocket Mortgage LLC
2.875%, 10/15/26§	226,000	208,212
3.625%, 3/1/29§	200,000	179,250
3.875%, 3/1/31§	1,125,000	975,937
4.000%, 10/15/33§	150,000	126,375
Shift4 Payments LLC
4.625%, 11/1/26§	969,000	933,990
United Wholesale Mortgage LLC
5.500%, 4/15/29§	250,000	235,850
Verscend Escrow Corp.
9.750%, 8/15/26§	949,000	949,503

		9,210,869

Insurance (4.7%)
Acrisure LLC
8.250%, 2/1/29§	1,528,000	1,531,484
4.250%, 2/15/29§	275,000	247,500
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§	850,000	799,000
6.750%, 10/15/27§	628,000	617,010
AmWINS Group, Inc.
6.375%, 2/15/29§	353,000	353,882
4.875%, 6/30/29(x)§	1,400,000	1,302,000
Ardonagh Finco Ltd.
7.750%, 2/15/31§	450,000	446,166
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§	675,000	664,875
AssuredPartners, Inc.
5.625%, 1/15/29§	1,175,000	1,081,000
BroadStreet Partners, Inc.
5.875%, 4/15/29(x)§	442,000	407,745
GTCR AP Finance, Inc.
8.000%, 5/15/27§	218,000	218,000
Howden UK Refinance plc
7.250%, 2/15/31§	525,000	526,313
8.125%, 2/15/32§	500,000	502,500
HUB International Ltd.
5.625%, 12/1/29§	75,000	70,031
7.375%, 1/31/32§	432,000	434,160
NFP Corp.
4.875%, 8/15/28§	600,000	601,320
6.875%, 8/15/28§	1,375,000	1,392,188
Panther Escrow Issuer LLC
7.125%, 6/1/31§	226,000	228,825

		11,423,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT)
7.250%, 4/1/29§		$198,000	$199,495

Total Financials			30,441,918

Health Care (5.1%)
Biotechnology (0.3%)
Grifols SA
3.875%, 10/15/28§	EUR	225,000	191,310
4.750%, 10/15/28(x)§		$630,000	521,325

			712,635

Health Care Equipment & Supplies (1.0%)
Medline Borrower LP
3.875%, 4/1/29§		347,000	314,902
5.250%, 10/1/29(x)§		554,000	523,530
Neogen Food Safety Corp.
8.625%, 7/20/30§		1,133,000	1,214,735
Varex Imaging Corp.
7.875%, 10/15/27§		258,000	260,258

			2,313,425

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28(x)§		550,000	535,563
5.000%, 4/15/29§		250,000	237,500
AdaptHealth LLC
6.125%, 8/1/28§		281,000	263,789
5.125%, 3/1/30§		298,000	259,844
DaVita, Inc.
4.625%, 6/1/30§		450,000	401,337
3.750%, 2/15/31§		150,000	125,044
HCA, Inc.
5.450%, 4/1/31		484,000	487,463
HealthEquity, Inc.
4.500%, 10/1/29§		746,000	687,230
Heartland Dental LLC
10.500%, 4/30/28§		528,000	559,680
Star Parent, Inc.
9.000%, 10/1/30(x)§		347,000	366,345
Surgery Center Holdings, Inc.
7.250%, 4/15/32§		439,000	442,293
Tenet Healthcare Corp.
6.250%, 2/1/27		436,000	435,878
4.625%, 6/15/28		100,000	94,893
6.125%, 10/1/28(x)		700,000	698,390
US Acute Care Solutions LLC
6.375%, 3/1/26§		478,000	459,329

			6,054,578

Health Care Technology (0.4%)
IQVIA, Inc.
5.000%, 5/15/27§		200,000	195,250
5.700%, 5/15/28		500,000	507,532
6.250%, 2/1/29		184,000	190,853

			893,635

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.500%, 7/1/30(x)§		212,000	218,466

Pharmaceuticals (0.8%)
Bausch Health Cos., Inc.
5.500%, 11/1/25§		462,000	434,858
11.000%, 9/30/28§		249,000	166,207
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§		538,000	528,585
3.500%, 4/1/30§		550,000	523,606
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§		400,000	382,080

			2,035,336

Total Health Care			12,228,075

Industrials (10.3%)
Aerospace & Defense (0.7%)
Rolls-Royce plc
5.750%, 10/15/27§		452,000	451,163
TransDigm, Inc.
5.500%, 11/15/27		225,000	220,322
6.750%, 8/15/28§		450,000	455,153
7.125%, 12/1/31§		425,000	438,281

			1,564,919

Building Products (1.4%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§		269,000	269,673
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§		415,000	446,125
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28(x)§		354,000	362,850
CP Atlas Buyer, Inc.
7.000%, 12/1/28§		268,000	250,580
Eco Material Technologies, Inc.
7.875%, 1/31/27§		650,000	659,750
EMRLD Borrower LP
6.625%, 12/15/30§		594,000	598,455
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§		279,000	267,840
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§		300,000	293,067
Standard Industries, Inc.
4.375%, 7/15/30§		332,000	297,140

			3,445,480

Commercial Services & Supplies (3.1%)
ACCO Brands Corp.
4.250%, 3/15/29§		246,000	220,785
ADT Security Corp. (The)
4.875%, 7/15/32§		491,000	445,583
Allied Universal Holdco LLC
6.625%, 7/15/26§		301,000	300,247
9.750%, 7/15/27§		464,000	463,675
6.000%, 6/1/29§		151,000	130,049
Aramark Services, Inc.
5.000%, 4/1/25§		428,000	424,255
5.000%, 2/1/28§		475,000	456,594
Clean Harbors, Inc.
6.375%, 2/1/31§		50,000	50,250
Covanta Holding Corp.
4.875%, 12/1/29§		375,000	333,750
Garda World Security Corp.
9.500%, 11/1/27(x)§		850,000	852,125
6.000%, 6/1/29§		310,000	275,900
GFL Environmental, Inc.
4.750%, 6/15/29§		575,000	539,062
4.375%, 8/15/29(x)§		825,000	757,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Madison IAQ LLC
5.875%, 6/30/29§	$267,000	$244,305
Matthews International Corp.
5.250%, 12/1/25§	1,024,000	1,000,960
Neptune Bidco US, Inc.
9.290%, 4/15/29§	451,000	425,631
OPENLANE, Inc.
5.125%, 6/1/25§	117,000	115,099
Williams Scotsman, Inc.
6.125%, 6/15/25§	79,000	78,210
7.375%, 10/1/31§	426,000	442,635

		7,556,826

Construction & Engineering (0.6%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	84,000	90,937
Dycom Industries, Inc.
4.500%, 4/15/29(x)§	350,000	327,348
Pike Corp.
5.500%, 9/1/28§	500,000	477,500
8.625%, 1/31/31§	262,000	278,375
Weekley Homes LLC
4.875%, 9/15/28§	242,000	223,850

		1,398,010

Electrical Equipment (0.1%)
EnerSys
6.625%, 1/15/32§	267,000	268,335

Ground Transportation (1.0%)
EquipmentShare.com, Inc.
9.000%, 5/15/28(x)§	321,000	329,025
NESCO Holdings II, Inc.
5.500%, 4/15/29§	564,000	532,275
RXO, Inc.
7.500%, 11/15/27§	316,000	324,260
Watco Cos. LLC
6.500%, 6/15/27§	842,000	829,370
XPO, Inc.
7.125%, 6/1/31§	368,000	377,200
7.125%, 2/1/32§	103,000	105,833

		2,497,963

Machinery (0.6%)
ATS Corp.
4.125%, 12/15/28§	398,000	364,512
Chart Industries, Inc.
7.500%, 1/1/30§	501,000	520,414
Hillenbrand, Inc.
6.250%, 2/15/29	394,000	396,955
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	162,000	167,511

		1,449,392

Passenger Airlines (0.5%)
American Airlines, Inc.
5.750%, 4/20/29§	325,000	318,815
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	175,000	164,500
United Airlines, Inc.
4.375%, 4/15/26§	250,000	240,937
VistaJet Malta Finance plc
9.500%, 6/1/28(x)§	475,000	403,940
6.375%, 2/1/30(x)§	225,000	165,443

		1,293,635

Professional Services (1.3%)
AMN Healthcare, Inc.
4.625%, 10/1/27(x)§	275,000	261,250
ASGN, Inc.
4.625%, 5/15/28§	575,000	541,937
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	375,000	344,833
KBR, Inc.
4.750%, 9/30/28§	300,000	277,500
Science Applications International Corp.
4.875%, 4/1/28(x)§	312,000	296,790
VT Topco, Inc.
8.500%, 8/15/30§	1,264,000	1,330,360

		3,052,670

Trading Companies & Distributors (1.0%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	395,000	399,937
United Rentals North America, Inc.
6.000%, 12/15/29§	408,000	411,060
6.125%, 3/15/34§	342,000	342,503
WESCO Distribution, Inc.
7.250%, 6/15/28§	532,000	543,305
6.625%, 3/15/32§	569,000	578,377

		2,275,182

Total Industrials		24,802,412

Information Technology (9.4%)
Communications Equipment (1.1%)
CommScope Technologies LLC
6.000%, 6/15/25(x)§	318,000	274,275
CommScope, Inc.
6.000%, 3/1/26§	526,000	483,294
8.250%, 3/1/27§	724,000	333,040
4.750%, 9/1/29§	522,000	373,230
Viasat, Inc.
5.625%, 9/15/25§	825,000	802,312
5.625%, 4/15/27§	400,000	376,000

		2,642,151

Electronic Equipment, Instruments & Components (0.1%)
Likewize Corp.
9.750%, 10/15/25§	298,000	301,874

IT Services (1.1%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	428,000	389,596
Cablevision Lightpath LLC
3.875%, 9/15/27§	250,000	223,750
5.625%, 9/15/28§	200,000	166,500
ION Trading Technologies Sarl
5.750%, 5/15/28§	600,000	546,750
Northwest Fiber LLC
6.000%, 2/15/28§	267,000	274,676
Presidio Holdings, Inc.
8.250%, 2/1/28§	318,000	316,807
Twilio, Inc.
3.875%, 3/15/31(x)	450,000	392,013
Unisys Corp.
6.875%, 11/1/27§	494,000	439,043

		2,749,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Software (7.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	$960,000	$942,000
Alteryx, Inc.
8.750%, 3/15/28§	410,000	420,763
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	702,000	640,575
Boxer Parent Co., Inc.
7.125%, 10/2/25§	346,000	346,000
Camelot Finance SA
4.500%, 11/1/26§	608,000	583,680
Capstone Borrower, Inc.
8.000%, 6/15/30(x)§	1,005,000	1,038,828
Central Parent LLC
8.000%, 6/15/29§	840,000	867,300
Central Parent, Inc.
7.250%, 6/15/29§	561,000	570,818
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	275,000	253,594
4.875%, 7/1/29§	1,488,000	1,376,400
Cloud Software Group, Inc.
6.500%, 3/31/29§	234,000	221,423
9.000%, 9/30/29§	672,000	642,810
Gen Digital, Inc.
5.000%, 4/15/25§	564,000	559,770
7.125%, 9/30/30(x)§	1,222,000	1,255,605
Helios Software Holdings, Inc.
4.625%, 5/1/28§	272,000	243,097
McAfee Corp.
7.375%, 2/15/30§	504,000	463,050
NCR Voyix Corp.
5.000%, 10/1/28§	419,000	389,410
5.125%, 4/15/29§	609,000	564,086
Open Text Corp.
6.900%, 12/1/27§	256,000	263,655
3.875%, 12/1/29§	75,000	66,656
Open Text Holdings, Inc.
4.125%, 12/1/31§	635,000	557,022
RingCentral, Inc.
8.500%, 8/15/30§	425,000	439,875
Rocket Software, Inc.
6.500%, 2/15/29§	576,000	490,320
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,262,000	1,232,444
UKG, Inc.
6.875%, 2/1/31§	594,000	602,910
ZoomInfo Technologies LLC
3.875%, 2/1/29(x)§	2,185,000	1,961,037

		16,993,128

Total Information Technology		22,686,288

Materials (7.9%)
Chemicals (2.8%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	275,000	182,187
Avient Corp.
5.750%, 5/15/25§	184,000	182,655
7.125%, 8/1/30§	339,000	347,319
Axalta Coating Systems LLC
4.750%, 6/15/27§	350,000	336,875
HB Fuller Co.
4.250%, 10/15/28	372,000	345,030
Illuminate Buyer LLC
9.000%, 7/1/28§	1,056,000	1,042,800
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	300,000	283,125
9.625%, 3/15/29§	200,000	215,000
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	338,000	300,820
Minerals Technologies, Inc.
5.000%, 7/1/28§	829,000	784,441
NOVA Chemicals Corp.
8.500%, 11/15/28§	301,000	320,192
Nufarm Australia Ltd.
5.000%, 1/27/30§	582,000	529,620
Olin Corp.
5.625%, 8/1/29(x)	356,000	351,482
Olympus Water US Holding Corp.
4.250%, 10/1/28§	558,000	504,293
6.250%, 10/1/29§	400,000	365,000
WR Grace Holdings LLC
5.625%, 8/15/29§	761,000	679,193

		6,770,032

Containers & Packaging (3.6%)
ARD Finance SA
6.500%, 6/30/27 PIK§	854,000	279,685
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	1,834,000	1,474,077
Ardagh Packaging Finance plc
4.125%, 8/15/26(x)§	400,000	363,000
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	597,000	585,060
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	428,085
LABL, Inc.
6.750%, 7/15/26§	355,000	348,788
10.500%, 7/15/27(x)§	617,000	610,059
5.875%, 11/1/28§	227,000	208,556
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	366,000	371,885
9.250%, 4/15/27§	1,150,000	1,137,523
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	333,000	331,751
7.250%, 5/15/31§	258,000	262,838
Sealed Air Corp.
6.125%, 2/1/28§	182,000	182,546
7.250%, 2/15/31(x)§	350,000	363,562
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,640,000	1,609,250
8.500%, 8/15/27(e)§	200,000	197,000

		8,753,665

Metals & Mining (1.5%)
Arsenal AIC Parent LLC
8.000%, 10/1/30§	500,000	524,375
11.500%, 10/1/31§	675,000	751,781
Constellium SE
5.625%, 6/15/28§	250,000	243,750
3.750%, 4/15/29(x)§	75,000	67,313
Kaiser Aluminum Corp.
4.500%, 6/1/31§	378,000	333,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Novelis Corp.
4.750%, 1/30/30§		$800,000	$736,000
3.875%, 8/15/31§		125,000	106,875
SunCoke Energy, Inc.
4.875%, 6/30/29§		900,000	815,760

			3,579,439

Total Materials			19,103,136

Real Estate (2.0%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
4.625%, 6/15/25§		314,000	308,153

Health Care REITs (0.4%)
MPT Operating Partnership LP (REIT)
0.993%, 10/15/26(x)	EUR	500,000	428,924
5.000%, 10/15/27(x)		$500,000	421,875
3.500%, 3/15/31		300,000	208,500

			1,059,299

Hotel & Resort REITs (0.7%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		356,000	348,880
4.875%, 5/15/29§		479,000	445,470
Service Properties Trust (REIT)
8.625%, 11/15/31§		450,000	478,969
XHR LP (REIT)
6.375%, 8/15/25§		354,000	354,000

			1,627,319

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28(x)§		446,000	440,425
Greystar Real Estate Partners LLC
7.750%, 9/1/30§		454,000	470,457
Howard Hughes Corp. (The)
4.375%, 2/1/31§		461,000	398,765

			1,309,647

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28(x)§		429,000	409,159

Total Real Estate			4,713,577

Utilities (0.4%)
Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§		250,000	227,187

Water Utilities (0.3%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		618,000	624,180

Total Utilities			851,367

Total Corporate Bonds			202,652,534

Loan Participations (3.2%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., Term Loan B
(PRIME 3 Month + 5.50%), 0.000%, 11/3/26(k)		305,297	2,290

Total Communication Services			2,290

Consumer Discretionary (0.5%)
Automobile Components (0.4%)
First Brands Group LLC, 1st Lien Incremental Term Loan
(CME Term SOFR 3 Month + 5.00%), 10.574%, 3/30/27(k)		148,743	148,743
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 5.00%), 10.574%, 3/30/27(k)		611,343	611,649
First Brands Group LLC, 2nd Lien Term Loan
(CME Term SOFR 3 Month + 8.50%), 14.074%, 3/30/28(k)		300,000	296,250

			1,056,642

Hotels, Restaurants & Leisure (0.1%)
Whatabrands LLC, Initial Term Loan B
(CME Term SOFR 1 Month + 3.25%), 8.692%, 8/3/28(k)		199,490	199,462

Total Consumer Discretionary			1,256,104

Financials (1.7%)
Capital Markets (0.6%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 6.25%), 11.677%, 11/5/29(k)		1,460,000	1,447,225

Insurance (1.1%)
Asurion LLC, 2nd Lien Term Loan B3
(CME Term SOFR 1 Month + 5.25%), 10.692%, 1/31/28(k)		1,050,000	943,687
Asurion LLC, 2nd Lien Term Loan B4
(CME Term SOFR 1 Month + 5.25%), 10.692%, 1/20/29(k)		1,100,000	979,459
Truist Insurance Holdings LLC, 2nd Lien Term Loan
(CME Term SOFR 1 Month + 4.75%), 0.000%, 3/8/32(k)		675,000	678,375

			2,601,521

Total Financials			4,048,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
EyeCare Partners LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 6.75%), 12.324%, 11/15/29(k)	$425,000	$145,916
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 6.75%), 12.324%, 6/26/26(k)	475,000	21,375

Total Health Care		167,291

Industrials (0.1%)
Machinery (0.1%)
TK Elevator Midco GmbH, Term Loan B2
(CME Term SOFR 1 Month + 3.50%), 9.081%, 4/30/30(k)	200,000	200,542

Total Industrials		200,542

Information Technology (0.9%)
Software (0.9%)
Applied Systems, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 5.25%), 10.559%, 2/23/32(k)	975,000	1,007,906
Ascend Learning LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.75%), 11.180%, 12/10/29(k)	100,000	98,000
McAfee Corp., Term Loan B1
(CME Term SOFR 1 Month + 3.75%), 9.176%, 3/1/29(k)	199,492	199,243
UKG, Inc., 2nd Lien Incremental Term Loan
(CME Term SOFR 3 Month + 5.25%), 10.680%, 5/3/27(k)	818,966	821,781

Total Information Technology		2,126,930

Total Loan Participations		7,801,903

Total Long-Term Debt Securities (87.4%) (Cost $216,934,694)		210,454,437

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF	256,750	9,394,482
iShares iBoxx $ High Yield Corporate Bond ETF(x)	50,600	3,933,138
SPDR Bloomberg High Yield Bond ETF(x)	41,334	3,934,997
SPDR Portfolio High Yield Bond ETF	175,630	4,120,280

Total Exchange Traded Funds (8.9%) (Cost $23,835,054)		21,382,897

SHORT-TERM INVESTMENTS:
Investment Companies (8.6%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,362,910	5,362,910
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	2,153,502	2,154,363
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.22% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		20,667,690

Total Short-Term Investments (8.6%) (Cost $20,668,051)		20,667,690

Total Investments in Securities (104.9%) (Cost $261,437,799)		252,505,024
Other Assets Less Liabilities (-4.9%)		(11,752,077)

Net Assets (100%)		$240,752,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $186,188,873 or 77.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $21,331,989. This was collateralized by $3,258,385 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.470%, maturing 4/2/24 – 11/15/53 and by cash of $18,513,327 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

EUR — European Currency Unit

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,040,318	EUR	955,000	JPMorgan Chase Bank	5/20/2024	8,024

Net unrealized appreciation						8,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$22,091,624	$—	$22,091,624
Consumer Discretionary	—	36,561,563	—	36,561,563
Consumer Staples	—	10,507,783	—	10,507,783
Energy	—	18,664,791	—	18,664,791
Financials	—	30,441,918	—	30,441,918
Health Care	—	12,228,075	—	12,228,075
Industrials	—	24,802,412	—	24,802,412
Information Technology	—	22,686,288	—	22,686,288
Materials	—	19,103,136	—	19,103,136
Real Estate	—	4,713,577	—	4,713,577
Utilities	—	851,367	—	851,367
Exchange Traded Funds	21,382,897	—	—	21,382,897
Forward Currency Contracts	—	8,024	—	8,024
Loan Participations
Communication Services	—	2,290	—	2,290
Consumer Discretionary	—	1,256,104	—	1,256,104
Financials	—	4,048,746	—	4,048,746
Health Care	—	167,291	—	167,291
Industrials	—	200,542	—	200,542
Information Technology	—	2,126,930	—	2,126,930
Short-Term Investments
Investment Companies	20,667,690	—	—	20,667,690

Total Assets	$42,050,587	$210,462,461	$—	$252,513,048

Total Liabilities	$—	$—	$—	$—

Total	$42,050,587	$210,462,461	$—	$252,513,048

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,368,080
Aggregate gross unrealized depreciation	(12,768,857)

Net unrealized depreciation	$(9,400,777)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$261,913,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,128	$71,522
ATN International, Inc.	1,763	55,543
Bandwidth, Inc., Class A(x)*	3,880	70,849
Consolidated Communications Holdings, Inc.*	12,421	53,659
IDT Corp., Class B	2,539	96,000
NextPlat Corp.*	848	1,297
Ooma, Inc.*	3,897	33,241

		382,111

Entertainment (0.1%)
Chicken Soup For The Soul Entertainment, Inc., Class A*	1,358	212
CuriosityStream, Inc.(x)*	4,484	4,798
Fundamental Global, Inc.*	2,491	3,438
Gaia, Inc., Class A*	2,294	7,066
GameSquare Holdings, Inc.*	2,072	2,859
Golden Matrix Group, Inc.*	2,550	7,293
Kartoon Studios, Inc.(x)*	5,395	7,391
LiveOne, Inc.*	10,832	21,123
Loop Media, Inc.(x)*	6,799	2,491
Marcus Corp. (The)	3,961	56,484
Playstudios, Inc.*	14,545	40,435
PodcastOne, Inc.*	868	1,814
Reading International, Inc., Class A*	2,454	4,515
Reservoir Media, Inc.*	3,354	26,597

		186,516

Interactive Media & Services (0.4%)
Arena Group Holdings, Inc. (The)(x)*	1,662	1,961
DHI Group, Inc.*	6,633	16,914
EverQuote, Inc., Class A*	3,618	67,150
fuboTV, Inc.(x)*	46,789	73,927
MediaAlpha, Inc., Class A*	3,728	75,939
Nextdoor Holdings, Inc.*	24,832	55,872
Outbrain, Inc.*	6,321	24,968
QuinStreet, Inc.*	8,736	154,278
System1, Inc.(x)*	5,477	10,735
Travelzoo*	908	9,244
TrueCar, Inc.*	14,601	49,497

		540,485

Media (0.7%)
AdTheorent Holding Co., Inc.*	11,228	36,042
Advantage Solutions, Inc.*	14,373	62,235
Boston Omaha Corp., Class A*	3,834	59,274
Cardlytics, Inc.(x)*	5,973	86,549
Clear Channel Outdoor Holdings, Inc.*	62,004	102,307
comScore, Inc.*	519	7,993
Criteo SA (ADR)*	4,348	152,484
Cumulus Media, Inc., Class A(x)*	2,685	9,639
Daily Journal Corp.*	230	83,170
Direct Digital Holdings, Inc., Class A*	477	7,269
Emerald Holding, Inc.*	2,646	18,019
Entravision Communications Corp., Class A(x)	10,144	16,636
Gambling.com Group Ltd.*	2,574	23,501
Gannett Co., Inc.*	23,696	57,818
Harte Hanks, Inc.*	958	7,166
iHeartMedia, Inc., Class A*	16,957	35,440
Innovid Corp.*	16,193	40,321
Lee Enterprises, Inc.(x)*	838	11,170
Marchex, Inc., Class B*	3,708	5,080
Saga Communications, Inc., Class A	644	14,368
Thryv Holdings, Inc.*	5,022	111,639
Townsquare Media, Inc., Class A	1,961	21,532
Urban One, Inc.*	2,132	4,349
Urban One, Inc., Class A*	1,481	3,999

		978,000

Wireless Telecommunication Services (0.0%)†
FingerMotion, Inc.(x)*	7,073	14,853
KORE Group Holdings, Inc.*	7,467	5,877
Spok Holdings, Inc.	2,937	46,845
SurgePays, Inc.*	1,555	5,987
Tingo Group, Inc.(x)*	21,424	549

		74,111

Total Communication Services		2,161,223

Consumer Discretionary (11.4%)
Automobile Components (2.2%)
Cooper-Standard Holdings, Inc.*	2,716	44,977
Holley, Inc.(x)*	8,528	38,035
Modine Manufacturing Co.*	31,445	2,993,250
Motorcar Parts of America, Inc.*	3,033	24,385
Solid Power, Inc.(x)*	25,214	51,184
Stoneridge, Inc.*	4,370	80,583
Strattec Security Corp.*	636	15,092
Superior Industries International, Inc.*	3,831	11,110
Sypris Solutions, Inc.*	2,100	3,339

		3,261,955

Automobiles (0.0%)†
Envirotech Vehicles, Inc.(x)*	1,635	4,415
Workhorse Group, Inc.(x)*	36,612	8,589

		13,004

Broadline Retail (0.1%)
1stdibs.com, Inc.*	4,297	25,610
Big Lots, Inc.(x)*	4,730	20,481
ContextLogic, Inc., Class A(x)*	3,758	21,383
Groupon, Inc.*	3,296	43,969

		111,443

Distributors (0.0%)†
AMCON Distributing Co.	30	5,520
Weyco Group, Inc.	976	31,115

		36,635

Diversified Consumer Services (1.1%)
2U, Inc.(x)*	12,249	4,773
American Public Education, Inc.*	2,480	35,216
Carriage Services, Inc., Class A	2,186	59,110
Lincoln Educational Services Corp.*	3,802	39,275
Nerdy, Inc.(x)*	10,318	30,025
OneSpaWorld Holdings Ltd.*	13,794	182,495
Perdoceo Education Corp.	10,632	186,698
Regis Corp.*	394	2,872
Stride, Inc.*	16,078	1,013,718
Universal Technical Institute, Inc.*	6,549	104,391
Wag! Group Co.*	2,298	4,550
WW International, Inc.*	9,440	17,464

		1,680,587

Hotels, Restaurants & Leisure (4.5%)
Allied Gaming & Entertainment, Inc.(x)*	2,217	2,239
Ark Restaurants Corp.	277	3,889
Biglari Holdings, Inc., Class B*	114	21,624
BJ’s Restaurants, Inc.*	3,710	134,228
Canterbury Park Holding Corp.	517	11,689
Carrols Restaurant Group, Inc.	5,811	55,263
Century Casinos, Inc.*	4,742	14,985
Chuy’s Holdings, Inc.*	2,851	96,164
Denny’s Corp.*	8,414	75,389
El Pollo Loco Holdings, Inc.*	4,537	44,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Empire Resorts, Inc.(r)*	797	$—
First Watch Restaurant Group, Inc.*	71,817	1,768,135
Flanigan’s Enterprises, Inc.	101	2,583
Full House Resorts, Inc.*	5,312	29,588
GAN Ltd.(x)*	6,878	8,735
Golden Entertainment, Inc.	3,348	123,307
Good Times Restaurants, Inc.*	1,664	4,110
Hall of Fame Resort & Entertainment Co.(x)*	690	2,477
Inspired Entertainment, Inc.*	3,630	35,792
Kura Sushi USA, Inc., Class A(x)*	11,235	1,293,823
Lindblad Expeditions Holdings, Inc.*	5,755	53,694
Mondee Holdings, Inc., Class A(x)*	7,828	18,083
Nathan’s Famous, Inc.	471	33,347
Noodles & Co., Class A*	5,712	10,910
ONE Group Hospitality, Inc. (The)(x)*	3,735	20,804
PlayAGS, Inc.*	6,292	56,502
Potbelly Corp.*	4,275	51,770
RCI Hospitality Holdings, Inc.	1,435	83,230
Red Robin Gourmet Burgers, Inc.(x)*	2,596	19,885
Shake Shack, Inc., Class A*	11,733	1,220,584
Sweetgreen, Inc., Class A*	55,332	1,397,686

		6,694,705

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	1,230	18,155
Beazer Homes USA, Inc.*	4,813	157,866
Ethan Allen Interiors, Inc.	3,782	130,744
Flexsteel Industries, Inc.	766	28,572
Green Brick Partners, Inc.*	27,923	1,681,802
Hamilton Beach Brands Holding Co., Class A	1,392	33,909
Hooker Furnishings Corp.	1,780	42,738
Hovnanian Enterprises, Inc., Class A*	807	126,651
Koss Corp.*	741	1,904
Landsea Homes Corp.*	3,294	47,862
Legacy Housing Corp.*	1,793	38,585
Lifetime Brands, Inc.	1,961	20,551
Live Ventures, Inc.*	272	7,336
Lovesac Co. (The)*	2,375	53,675
Purple Innovation, Inc., Class A(x)	8,581	14,931
Traeger, Inc.*	6,076	15,372
Tupperware Brands Corp.(x)*	6,972	9,342
United Homes Group, Inc.(x)*	823	5,753
Universal Electronics, Inc.*	2,066	20,681
VOXX International Corp., Class A*	1,956	15,961

		2,472,390

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,092	18,410
AMMO, Inc.(x)*	14,950	41,112
Clarus Corp.	4,726	31,900
Escalade, Inc.(x)	1,648	22,660
Funko, Inc., Class A*	6,166	38,476
JAKKS Pacific, Inc.*	1,174	28,998
Johnson Outdoors, Inc., Class A	883	40,715
Latham Group, Inc.*	6,583	26,069
Marine Products Corp.	1,452	17,061
MasterCraft Boat Holdings, Inc.*	2,778	65,894
Smith & Wesson Brands, Inc.	7,578	131,554
Solo Brands, Inc., Class A(x)*	3,376	7,326
Vision Marine Technologies, Inc.*	715	429

		470,604

Specialty Retail (1.3%)
1-800-Flowers.com, Inc., Class A*	4,351	47,121
Aaron’s Co., Inc. (The)	4,914	36,855
America’s Car-Mart, Inc.*	967	61,762
BARK, Inc.(x)*	21,912	27,171
Barnes & Noble Education, Inc.(x)*	8,277	5,994
Big 5 Sporting Goods Corp.(x)	3,248	11,433
Build-A-Bear Workshop, Inc.	2,141	63,952
Caleres, Inc.	5,603	229,891
CarParts.com, Inc.*	8,926	14,460
Cato Corp. (The), Class A	2,806	16,191
Children’s Place, Inc. (The)(x)*	1,932	22,295
Citi Trends, Inc.*	1,356	36,788
Conn’s, Inc.*	2,249	7,534
Container Store Group, Inc. (The)*	5,205	5,934
Destination XL Group, Inc.*	9,353	33,671
Duluth Holdings, Inc., Class B*	2,395	11,735
Envela Corp.(x)*	1,275	5,890
Genesco, Inc.*	1,803	50,736
GrowGeneration Corp.*	9,538	27,279
Haverty Furniture Cos., Inc.	2,415	82,400
Hibbett, Inc.	1,919	147,398
J Jill, Inc.*	713	22,795
Kirkland’s, Inc.(x)*	1,678	4,044
Lands’ End, Inc.*	2,404	26,180
Lazydays Holdings, Inc.(x)*	1,301	5,243
LL Flooring Holdings, Inc.*	5,030	9,205
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,885	4,039
MarineMax, Inc.*	3,585	119,237
OneWater Marine, Inc., Class A*	1,919	54,020
PetMed Express, Inc.(x)	3,469	16,617
RealReal, Inc. (The)(x)*	15,842	61,942
Rent the Runway, Inc., Class A(x)*	9,017	3,114
RumbleON, Inc., Class B*	4,763	30,769
Shoe Carnival, Inc.	3,013	110,396
Sleep Number Corp.*	3,531	56,602
Sportsman’s Warehouse Holdings, Inc.*	6,329	19,683
Stitch Fix, Inc., Class A*	14,643	38,658
Tandy Leather Factory, Inc.*	471	2,190
ThredUp, Inc., Class A(x)*	11,613	23,226
Tile Shop Holdings, Inc.*	4,720	33,182
Tilly’s, Inc., Class A*	3,722	25,310
Torrid Holdings, Inc.(x)*	2,038	9,945
Winmark Corp.	472	170,722
Zumiez, Inc.*	2,650	40,254

		1,833,863

Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc., Class A(x)*	15,994	11,102
Crown Crafts, Inc.	1,377	7,023
Culp, Inc.*	2,105	10,104
Delta Apparel, Inc.(x)*	1,008	3,014
Fossil Group, Inc.(x)*	6,708	6,842
Jerash Holdings US, Inc.	1,177	3,602
Lakeland Industries, Inc.	1,201	21,978
Movado Group, Inc.	2,515	70,244
PLBY Group, Inc.(x)*	8,042	8,444
Rocky Brands, Inc.	1,109	30,087
Superior Group of Cos., Inc.	2,047	33,816
Unifi, Inc.*	2,741	16,419
Vera Bradley, Inc.*	4,218	28,682
Vince Holding Corp.(x)*	647	2,103

		253,460

Total Consumer Discretionary		16,828,646

Consumer Staples (3.4%)
Beverages (0.1%)
Splash Beverage Group, Inc.(x)*	6,662	3,064
Vintage Wine Estates, Inc.*	4,341	1,563
Vita Coco Co., Inc. (The)*	6,234	152,297
Willamette Valley Vineyards, Inc.*	879	4,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zevia PBC, Class A(x)*	4,730	$5,534

		166,862

Consumer Staples Distribution & Retail (0.1%)
HF Foods Group, Inc.*	6,422	22,477
Maison Solutions, Inc., Class A*	418	569
Natural Grocers by Vitamin Cottage, Inc.	1,522	27,472
SpartanNash Co.	5,718	115,561
Village Super Market, Inc., Class A	1,440	41,198

		207,277

Food Products (1.4%)
Alico, Inc.	1,130	33,086
Benson Hill, Inc.(x)*	32,536	6,524
Bridgford Foods Corp.(x)*	296	3,318
Calavo Growers, Inc.	2,870	79,815
Farmer Bros Co.*	2,531	9,036
Forafric Global plc(x)*	945	9,790
Lifeway Foods, Inc.*	694	11,951
Limoneira Co.(x)	2,895	56,626
Mama’s Creations, Inc.*	3,285	16,425
Real Good Food Co., Inc. (The), Class A*	3,049	1,101
Rocky Mountain Chocolate Factory, Inc.(x)*	843	3,052
S&W Seed Co.*	4,057	1,962
Sadot Group, Inc.(x)*	5,232	1,564
Seneca Foods Corp., Class A*	807	45,918
SunOpta, Inc.*	15,523	106,643
Vital Farms, Inc.*	71,292	1,657,539
Whole Earth Brands, Inc.*	5,213	25,179

		2,069,529

Household Products (0.1%)
Oil-Dri Corp. of America	804	59,946

Personal Care Products (1.6%)
e.l.f. Beauty, Inc.*	5,987	1,173,632
Honest Co., Inc. (The)*	11,183	45,291
Lifevantage Corp.	2,014	12,185
Natural Alternatives International, Inc.*	842	5,128
Natural Health Trends Corp.	1,201	8,047
Nature’s Sunshine Products, Inc.*	2,143	44,510
Oddity Tech Ltd., Class A(x)*	25,323	1,100,284
United-Guardian, Inc.	532	4,112
Upexi, Inc.*	3,000	1,743
Veru, Inc.(x)*	21,376	14,965

		2,409,897

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	3,007	18,433
Turning Point Brands, Inc.	2,824	82,743

		101,176

Total Consumer Staples		5,014,687

Energy (2.8%)
Energy Equipment & Services (0.9%)
Bristow Group, Inc., Class A*	3,895	105,944
Dawson Geophysical Co.*	1,144	1,625
Diamond Offshore Drilling, Inc.*	16,869	230,093
DMC Global, Inc.*	3,215	62,660
Energy Services of America Corp.	1,879	15,502
Forum Energy Technologies, Inc.*	1,499	29,950
Geospace Technologies Corp.*	2,009	26,499
Gulf Island Fabrication, Inc.*	2,300	16,905
Helix Energy Solutions Group, Inc.*	23,735	257,287
Independence Contract Drilling, Inc.(x)*	1,678	3,121
KLX Energy Services Holdings, Inc.(x)*	2,050	15,867
Mammoth Energy Services, Inc.*	3,986	14,509
Natural Gas Services Group, Inc.*	1,937	37,636
NCS Multistage Holdings, Inc.*	129	2,065
Newpark Resources, Inc.*	12,403	89,550
Nine Energy Service, Inc.(x)*	4,009	8,980
Oil States International, Inc.*	10,231	63,023
Profire Energy, Inc.(x)*	6,018	11,133
Ranger Energy Services, Inc., Class A	2,331	26,317
SEACOR Marine Holdings, Inc.*	4,004	55,816
Select Water Solutions, Inc., Class A	13,218	122,002
Smart Sand, Inc.*	4,657	8,895
Solaris Oilfield Infrastructure, Inc., Class A	4,745	41,139
TETRA Technologies, Inc.*	20,633	91,404

		1,337,922

Oil, Gas & Consumable Fuels (1.9%)
Adams Resources & Energy, Inc.	419	12,151
Aemetis, Inc.(x)*	5,340	31,987
American Resources Corp.(x)*	11,498	16,212
Amplify Energy Corp.*	6,124	40,480
Ardmore Shipping Corp.	6,908	113,429
Battalion Oil Corp.*	503	2,847
Berry Corp.	12,431	100,069
Centrus Energy Corp., Class A*	2,031	84,347
Clean Energy Technologies, Inc.(x)*	2,220	2,375
Dorian LPG Ltd.	5,684	218,607
Empire Petroleum Corp.(x)*	1,941	9,918
Encore Energy Corp.(x)*	27,053	118,492
Energy Fuels, Inc.(x)*	26,430	166,245
Epsilon Energy Ltd.	3,349	18,403
Evolution Petroleum Corp.	5,008	30,749
FutureFuel Corp.	4,247	34,188
Gevo, Inc.(x)*	39,573	30,420
Granite Ridge Resources, Inc.	5,438	35,347
Hallador Energy Co.*	3,748	19,977
Lightbridge Corp.*	2,192	6,466
NACCO Industries, Inc., Class A	668	20,174
NextDecade Corp.(x)*	12,876	73,136
Nordic American Tankers Ltd.	33,453	131,136
Overseas Shipholding Group, Inc., Class A	9,665	61,856
PHX Minerals, Inc.	6,203	21,152
PrimeEnergy Resources Corp.*	119	11,930
REX American Resources Corp.*	2,518	147,832
Riley Exploration Permian, Inc.(x)	1,449	47,817
Ring Energy, Inc.(x)*	20,051	39,300
SandRidge Energy, Inc.	5,180	75,473
SilverBow Resources, Inc.*	3,859	131,746
Stabilis Solutions, Inc.(x)*	522	2,104
Teekay Corp.*	10,239	74,540
Uranium Energy Corp.*	63,358	427,666
US Energy Corp.	2,116	2,285
VAALCO Energy, Inc.	17,478	121,822
Vertex Energy, Inc.(x)*	10,832	15,165
Vital Energy, Inc.*	3,845	202,016
W&T Offshore, Inc.	16,409	43,484

		2,743,343

Total Energy		4,081,265

Financials (14.3%)
Banks (6.2%)
1895 Bancorp of Wisconsin, Inc.(x)*	840	5,729
ACNB Corp.(x)	1,404	52,790
Affinity Bancshares, Inc.*	718	11,883
Amalgamated Financial Corp.	2,908	69,792
Amerant Bancorp, Inc., Class A	4,245	98,866
AmeriServ Financial, Inc.	2,404	6,250
Ames National Corp.(x)	1,457	29,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arrow Financial Corp.	2,444	$61,149
Auburn National Bancorp, Inc.	361	6,949
Bank First Corp.	1,519	131,652
Bank of Marin Bancorp	2,638	44,239
Bank of the James Financial Group, Inc.(x)	625	6,475
Bank7 Corp.	597	16,835
BankFinancial Corp.	1,879	19,729
Bankwell Financial Group, Inc.	995	25,810
Bar Harbor Bankshares	2,455	65,008
BayCom Corp.	1,824	37,593
Bayfirst Financial Corp.	635	8,223
BCB Bancorp, Inc.	2,374	24,808
Blue Foundry Bancorp*	3,583	33,537
Blue Ridge Bankshares, Inc.	3,034	8,161
Bogota Financial Corp.*	870	6,160
Bridgewater Bancshares, Inc.*	3,421	39,820
Broadway Financial Corp.*	810	4,463
Burke & Herbert Financial Services Corp.(x)	1,059	59,336
Business First Bancshares, Inc.	3,976	88,585
BV Financial, Inc.	1,682	17,375
Byline Bancorp, Inc.	4,063	88,248
C&F Financial Corp.(x)	511	25,039
California Bancorp*	1,244	27,368
Cambridge Bancorp	1,260	85,882
Camden National Corp.	2,359	79,074
Capital Bancorp, Inc.	1,531	31,891
Capital City Bank Group, Inc.	2,179	60,358
Carter Bankshares, Inc.*	3,703	46,806
Catalyst Bancorp, Inc.*	618	7,323
CB Financial Services, Inc.	804	17,382
Central Pacific Financial Corp.	4,035	79,691
Central Plains Bancshares, Inc.*	621	6,347
Central Valley Community Bancorp	1,665	33,117
CF Bankshares, Inc.	667	13,320
CFSB Bancorp, Inc.(x)*	485	3,579
Chemung Financial Corp.(x)	580	24,638
ChoiceOne Financial Services, Inc.(x)	1,153	31,535
Citizens & Northern Corp.	2,394	44,959
Citizens Community Bancorp, Inc.	1,611	19,574
Citizens Financial Services, Inc.	598	29,422
Civista Bancshares, Inc.	2,524	38,819
CNB Financial Corp.	3,385	69,020
Coastal Financial Corp.*	1,786	69,422
Codorus Valley Bancorp, Inc.	1,526	34,732
Colony Bankcorp, Inc.	2,576	29,624
Community Trust Bancorp, Inc.	2,579	109,994
Community West Bancshares	1,234	19,102
ConnectOne Bancorp, Inc.	6,069	118,346
CrossFirst Bankshares, Inc.*	7,477	103,482
Cullman Bancorp, Inc.(x)	796	7,920
Dime Community Bancshares, Inc.	5,657	108,954
Eagle Bancorp Montana, Inc.(x)	1,222	15,690
ECB Bancorp, Inc.*	1,381	17,925
Enterprise Bancorp, Inc.	1,587	41,214
Equity Bancshares, Inc., Class A	2,419	83,141
Esquire Financial Holdings, Inc.	1,128	53,546
ESSA Bancorp, Inc.(x)	1,409	25,686
Evans Bancorp, Inc.	864	25,799
Farmers & Merchants Bancorp, Inc.	2,097	46,742
Farmers National Banc Corp.(x)	6,050	80,828
Fidelity D&D Bancorp, Inc.(x)	764	37,001
Financial Institutions, Inc.	2,572	48,405
Finward Bancorp(x)	626	15,400
Finwise Bancorp*	1,673	16,814
First Bancorp, Inc. (The)	1,634	40,262
First Bancshares, Inc. (The)(x)	5,108	132,553
First Bank	3,319	45,603
First Business Financial Services, Inc.	1,305	48,938
First Capital, Inc.(x)	522	15,138
First Community Bankshares, Inc.	2,849	98,661
First Community Corp.(x)	1,177	20,515
First Financial Corp.	1,889	72,405
First Financial Northwest, Inc.	1,137	23,377
First Foundation, Inc.	8,465	63,911
First Guaranty Bancshares, Inc.	1,028	10,434
First Internet Bancorp	1,339	46,517
First Mid Bancshares, Inc.	3,710	121,243
First National Corp.	890	14,471
First Northwest Bancorp	1,237	19,359
First of Long Island Corp. (The)	3,434	38,083
First Savings Financial Group, Inc.	962	16,114
First Seacoast Bancorp(x)*	871	7,299
First United Corp.	976	22,360
First US Bancshares, Inc.	782	7,241
First Western Financial, Inc.*	1,316	19,187
Five Star Bancorp	2,126	47,835
Flushing Financial Corp.	4,585	57,817
FNCB Bancorp, Inc.(x)	2,786	16,911
Franklin Financial Services Corp.	652	17,082
FS Bancorp, Inc.	1,072	37,209
FVCBankcorp, Inc.*	2,684	32,691
German American Bancorp, Inc.	4,667	161,665
Great Southern Bancorp, Inc.	1,483	81,298
Greene County Bancorp, Inc.(x)	1,150	33,109
Guaranty Bancshares, Inc.	1,346	40,865
Hanmi Financial Corp.	4,977	79,234
Hanover Bancorp, Inc.	893	13,234
HarborOne Bancorp, Inc.	6,640	70,782
Hawthorn Bancshares, Inc.	1,032	21,084
HBT Financial, Inc.	2,109	40,155
Heritage Commerce Corp.	9,701	83,235
Hingham Institution For Savings (The)(x)	250	43,615
HMN Financial, Inc.(x)	612	12,913
Home Bancorp, Inc.	1,172	44,899
Home Federal Bancorp, Inc. of Louisiana(x)	372	4,590
HomeStreet, Inc.	2,990	45,000
HomeTrust Bancshares, Inc.	2,427	66,354
Horizon Bancorp, Inc.	7,107	91,183
IF Bancorp, Inc.	349	5,762
Independent Bank Corp.	3,302	83,706
Investar Holding Corp.	1,512	24,736
John Marshall Bancorp, Inc.(x)	2,031	36,396
Kentucky First Federal Bancorp	185	707
Lake Shore Bancorp, Inc.(x)*	333	3,923
Lakeland Bancorp, Inc.	10,241	123,916
Landmark Bancorp, Inc.(x)	762	14,691
LCNB Corp.(x)	1,893	30,174
LINKBANCORP, Inc.	4,163	28,891
Macatawa Bank Corp.	4,343	42,518
Magyar Bancorp, Inc.	937	10,419
MainStreet Bancshares, Inc.	1,132	20,557
Mercantile Bank Corp.	2,605	100,266
Meridian Corp.	1,508	14,959
Metrocity Bankshares, Inc.	2,982	74,431
Metropolitan Bank Holding Corp.*	1,688	64,988
Mid Penn Bancorp, Inc.	2,378	47,584
Middlefield Banc Corp.	1,254	29,946
Midland States Bancorp, Inc.	3,426	86,095
MidWestOne Financial Group, Inc.	2,414	56,584
MVB Financial Corp.	1,818	40,560
National Bankshares, Inc.(x)	943	31,506
Nicolet Bankshares, Inc.	2,162	185,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Northeast Bank	1,102	$60,985
Northeast Community Bancorp, Inc.	2,053	32,294
Northfield Bancorp, Inc.	6,508	63,258
Northrim Bancorp, Inc.	889	44,903
Norwood Financial Corp.(x)	1,237	33,659
NSTS Bancorp, Inc.(x)*	769	7,336
Oak Valley Bancorp	1,125	27,878
Ohio Valley Banc Corp.	735	17,971
Old Point Financial Corp.	616	10,497
Old Second Bancorp, Inc.	7,163	99,136
OP Bancorp	1,872	18,683
Orange County Bancorp, Inc.	842	38,732
Origin Bancorp, Inc.	4,860	151,826
Orrstown Financial Services, Inc.	1,684	45,081
Parke Bancorp, Inc.	1,776	30,592
Pathfinder Bancorp, Inc.(x)	646	8,107
Patriot National Bancorp, Inc.(x)*	477	1,746
PB Bankshares, Inc.(x)*	440	5,632
PCB Bancorp	1,792	29,263
Peapack-Gladstone Financial Corp.	2,766	67,297
Penns Woods Bancorp, Inc.	1,236	23,991
Peoples Bancorp of North Carolina, Inc.	742	20,665
Peoples Bancorp, Inc.	5,752	170,317
Peoples Financial Services Corp.	1,137	49,016
Pioneer Bancorp, Inc.*	1,960	19,228
Plumas Bancorp	907	33,369
Ponce Financial Group, Inc.*	3,086	27,465
Preferred Bank	2,063	158,377
Premier Financial Corp.	5,829	118,329
Primis Financial Corp.	3,318	40,380
Princeton Bancorp, Inc.	836	25,732
Provident Bancorp, Inc.(x)*	2,738	24,916
Provident Financial Holdings, Inc.(x)	811	10,851
QCR Holdings, Inc.	2,729	165,759
RBB Bancorp	2,714	48,879
Red River Bancshares, Inc.	789	39,284
Republic Bancorp, Inc., Class A	1,387	70,737
Rhinebeck Bancorp, Inc.(x)*	714	6,033
Richmond Mutual Bancorp, Inc.(x)	1,623	18,048
Riverview Bancorp, Inc.	3,046	14,377
SB Financial Group, Inc.	1,019	14,042
Shore Bancshares, Inc.	4,863	55,925
Sierra Bancorp	2,175	43,935
SmartFinancial, Inc.	2,604	54,866
Sound Financial Bancorp, Inc.	391	15,706
South Plains Financial, Inc.	1,912	51,165
Southern First Bancshares, Inc.*	1,248	39,636
Southern Missouri Bancorp, Inc.	1,561	68,231
Southern States Bancshares, Inc.	1,250	32,400
SR Bancorp, Inc.*	1,530	14,443
Stellar Bancorp, Inc.	8,009	195,099
Sterling Bancorp, Inc.*	3,647	18,819
Summit Financial Group, Inc.	1,806	49,051
Summit State Bank(x)	880	9,548
TC Bancshares, Inc.	637	8,759
Territorial Bancorp, Inc.(x)	1,070	8,624
Texas Community Bancshares, Inc.(x)	427	6,191
Third Coast Bancshares, Inc.*	2,122	42,482
Timberland Bancorp, Inc.	1,174	31,604
TrustCo Bank Corp.	3,033	85,409
Union Bankshares, Inc.	664	20,252
United Bancorp, Inc.(x)	789	11,417
United Security Bancshares	2,443	18,836
Unity Bancorp, Inc.	1,146	31,630
Univest Financial Corp.	4,770	99,311
USCB Financial Holdings, Inc.	1,814	20,680
Village Bank and Trust Financial Corp.	107	4,581
Virginia National Bankshares Corp.	795	23,930
Washington Trust Bancorp, Inc.	2,768	74,404
West Bancorp, Inc.	2,729	48,658
Western New England Bancorp, Inc.	3,295	25,273
William Penn Bancorp	1,373	16,957

		9,261,927

Capital Markets (1.2%)
AlTi Global, Inc.*	3,918	22,176
Ashford, Inc. (REIT)*	156	353
Bakkt Holdings, Inc.(x)*	12,362	5,684
Cohen & Co., Inc.	194	1,385
Diamond Hill Investment Group, Inc.	457	70,456
Forge Global Holdings, Inc.(x)*	18,201	35,128
Hennessy Advisors, Inc.(x)	868	5,989
Heritage Global, Inc.*	5,575	14,718
MarketWise, Inc.	5,293	9,157
Marygold Companies, Inc. (The)(x)*	2,431	3,136
Perella Weinberg Partners, Class A	6,815	96,296
Piper Sandler Cos.	7,181	1,425,357
Siebert Financial Corp.*	2,441	5,150
Silvercrest Asset Management Group, Inc., Class A	1,574	24,885
Value Line, Inc.	154	6,237
Westwood Holdings Group, Inc.	1,435	17,679

		1,743,786

Consumer Finance (1.2%)
Atlanticus Holdings Corp.*	748	22,133
Consumer Portfolio Services, Inc.(x)*	1,430	10,811
LendingTree, Inc.*	1,759	74,476
Medallion Financial Corp.	3,163	25,019
Moneylion, Inc.*	1,093	77,953
NerdWallet, Inc., Class A*	98,191	1,443,408
Nicholas Financial, Inc.*	607	4,103
Oportun Financial Corp.*	4,571	11,108
OppFi, Inc.(x)*	1,723	4,307
Regional Management Corp.	1,306	31,618
World Acceptance Corp.*	672	97,427

		1,802,363

Financial Services (4.0%)
Acacia Research Corp.*	6,104	32,534
Alerus Financial Corp.	2,927	63,896
A-Mark Precious Metals, Inc.	3,098	95,078
AppTech Payments Corp.(x)*	2,511	2,411
AvidXchange Holdings, Inc.*	144,748	1,903,436
Banco Latinoamericano de Comercio Exterior SA, Class E	4,494	133,112
BM Technologies, Inc.(x)*	1,520	2,508
Cantaloupe, Inc.*	9,457	60,808
Cass Information Systems, Inc.	2,216	106,745
Finance of America Cos., Inc., Class A*	8,495	6,245
Flywire Corp.*	18,338	454,966
I3 Verticals, Inc., Class A*	3,716	85,059
Income Opportunity Realty Investors, Inc. (REIT)*	184	2,953
International Money Express, Inc.*	5,207	118,876
Merchants Bancorp	2,612	112,786
NewtekOne, Inc.	3,902	42,922
Ocwen Financial Corp.*	1,081	29,198
Paymentus Holdings, Inc., Class A*	58,824	1,338,246
Paysign, Inc.(x)*	5,109	18,699
Priority Technology Holdings, Inc.*	3,054	9,987
Remitly Global, Inc.*	55,602	1,153,185
Security National Financial Corp., Class A*	2,100	16,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SWK Holdings Corp.(x)*	637	$11,097
Usio, Inc.*	3,452	5,868
Velocity Financial, Inc.*	1,502	27,036
Waterstone Financial, Inc.	2,828	34,417

		5,868,679

Insurance (0.9%)
Ambac Financial Group, Inc.*	7,299	114,083
American Coastal Insurance Corp.(x)*	3,241	34,646
Atlantic American Corp.	194	520
Citizens, Inc., Class A(x)*	7,743	16,570
Crawford & Co., Class A	2,445	23,056
Donegal Group, Inc., Class A	2,511	35,506
eHealth, Inc.*	4,715	28,431
GoHealth, Inc., Class A*	735	7,725
Greenlight Capital Re Ltd., Class A*	4,246	52,948
HCI Group, Inc.(x)	1,191	138,251
Heritage Insurance Holdings, Inc.*	4,362	46,455
Hippo Holdings, Inc.(x)*	1,757	32,100
ICC Holdings, Inc.(x)*	338	5,405
Investors Title Co.	204	33,291
Kingsway Financial Services, Inc.(x)*	1,787	14,904
Maiden Holdings Ltd.(x)*	14,418	32,441
MBIA, Inc.(x)	7,441	50,301
National Western Life Group, Inc., Class A	375	184,485
NI Holdings, Inc.*	1,388	21,028
Root, Inc., Class A(x)*	1,322	80,748
Selectquote, Inc.*	22,429	44,858
Skyward Specialty Insurance Group, Inc.*	4,919	184,020
Tiptree, Inc., Class A	3,984	68,844
United Fire Group, Inc.	3,372	73,408
Universal Insurance Holdings, Inc.	4,022	81,727
Vericity, Inc.*	315	3,575

		1,409,326

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,195	16,802
AFC Gamma, Inc. (REIT)(x)	2,752	34,070
AG Mortgage Investment Trust, Inc. (REIT)	4,774	29,217
Angel Oak Mortgage REIT, Inc. (REIT)	1,875	20,138
Ares Commercial Real Estate Corp. (REIT)(x)	8,507	63,377
ARMOUR Residential REIT, Inc. (REIT)(x)	8,161	161,343
Cherry Hill Mortgage Investment Corp. (REIT)(x)	4,343	15,374
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,692	42,453
Dynex Capital, Inc. (REIT)	9,492	118,175
Ellington Financial, Inc. (REIT)(x)	12,260	144,791
Ellington Residential Mortgage REIT (REIT)(x)	2,613	18,056
Franklin BSP Realty Trust, Inc. (REIT)	13,635	182,164
Granite Point Mortgage Trust, Inc. (REIT)	8,569	40,874
Great Ajax Corp. (REIT)	4,099	15,576
Invesco Mortgage Capital, Inc. (REIT)(x)	8,024	77,672
Lument Finance Trust, Inc. (REIT)	5,180	12,898
Manhattan Bridge Capital, Inc. (REIT)	1,472	7,448
Nexpoint Real Estate Finance, Inc. (REIT)	1,255	18,022
Orchid Island Capital, Inc. (REIT)(x)	8,545	76,307
Sachem Capital Corp. (REIT)	7,292	32,522
Seven Hills Realty Trust (REIT)	2,020	26,098

		1,153,377

Total Financials		21,239,458

Health Care (28.9%)
Biotechnology (16.3%)
2seventy bio, Inc.(x)*	8,361	44,731
4D Molecular Therapeutics, Inc.*	6,702	213,526
89bio, Inc.*	13,063	152,053
Aadi Bioscience, Inc.(x)*	2,659	6,222
Abeona Therapeutics, Inc.*	2,823	20,467
Absci Corp.(x)*	9,909	56,283
Acrivon Therapeutics, Inc.(x)*	1,954	13,971
Actinium Pharmaceuticals, Inc.(x)*	4,417	34,585
Acumen Pharmaceuticals, Inc.*	6,518	26,398
Acurx Pharmaceuticals, Inc.(x)*	1,250	3,062
Adicet Bio, Inc.(x)*	8,657	20,344
ADMA Biologics, Inc.*	35,122	231,805
Aerovate Therapeutics, Inc.(x)*	1,823	53,906
Agenus, Inc.(x)*	63,592	36,883
Aldeyra Therapeutics, Inc.*	7,720	25,244
Alector, Inc.*	11,933	71,837
Aligos Therapeutics, Inc.*	4,751	4,656
Allakos, Inc.*	11,463	14,443
Allovir, Inc.(x)*	9,106	6,874
Alpine Immune Sciences, Inc.*	6,305	249,930
Altimmune, Inc.(x)*	8,932	90,928
ALX Oncology Holdings, Inc.(x)*	4,351	48,514
AnaptysBio, Inc.*	3,082	69,407
Anavex Life Sciences Corp.(x)*	11,910	60,622
Anika Therapeutics, Inc.*	2,408	61,163
Anixa Biosciences, Inc.*	5,059	15,784
Annexon, Inc.*	11,105	79,623
Annovis Bio, Inc.(x)*	1,091	12,983
Applied Therapeutics, Inc.(x)*	5,947	40,440
Arbutus Biopharma Corp.*	20,700	53,406
Arcellx, Inc.*	22,418	1,559,172
Arcturus Therapeutics Holdings, Inc.*	3,798	128,258
Armata Pharmaceuticals, Inc.*	1,485	6,207
ArriVent Biopharma, Inc.(x)*	1,613	28,808
ARS Pharmaceuticals, Inc.*	3,986	40,737
Assembly Biosciences, Inc.(x)*	542	7,209
Astria Therapeutics, Inc.*	8,252	116,147
Atara Biotherapeutics, Inc.*	16,646	11,552
aTyr Pharma, Inc.*	9,545	18,613
Aura Biosciences, Inc.*	5,821	45,695
Avalo Therapeutics, Inc.(x)*	8	174
Avid Bioservices, Inc.*	10,261	68,749
Avidity Biosciences, Inc.*	12,184	310,936
Avita Medical, Inc.(x)*	4,154	66,589
Beyondspring, Inc.(x)*	3,841	13,712
BioAtla, Inc.*	7,364	25,332
BioCardia, Inc.*	4,051	1,649
Biohaven Ltd.*	13,127	717,916
Biomea Fusion, Inc.(x)*	3,274	48,946
BioVie, Inc., Class A(x)*	1,803	953
Bioxcel Therapeutics, Inc.*	3,605	10,166
Black Diamond Therapeutics, Inc.*	5,440	27,581
Bluebird Bio, Inc.(x)*	31,458	40,266
Bolt Biotherapeutics, Inc.(x)*	3,615	5,061
BrainStorm Cell Therapeutics, Inc.(x)*	6,328	3,573
C4 Therapeutics, Inc.(x)*	7,561	61,773
Cabaletta Bio, Inc.*	5,699	97,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Candel Therapeutics, Inc.(x)*	3,108	$4,911
Capricor Therapeutics, Inc.(x)*	3,595	24,410
Cardiff Oncology, Inc.(x)*	6,503	34,726
CareDx, Inc.*	8,615	91,233
Cargo Therapeutics, Inc.(x)*	3,562	79,504
Caribou Biosciences, Inc.*	13,517	69,477
Carisma Therapeutics, Inc.(x)*	4,511	10,240
Cartesian Therapeutics, Inc.(x)*	19,932	12,956
Celcuity, Inc.*	3,012	65,059
CEL-SCI Corp.(x)*	7,130	13,618
Century Therapeutics, Inc.*	3,806	15,909
Checkpoint Therapeutics, Inc.(x)*	3,168	6,494
Chimerix, Inc.*	14,362	15,224
Cidara Therapeutics, Inc.*	13,235	12,176
Clene, Inc.*	8,597	3,657
Cogent Biosciences, Inc.*	13,722	92,212
Coherus Biosciences, Inc.(x)*	16,844	40,257
Compass Therapeutics, Inc.*	15,100	29,898
Corbus Pharmaceuticals Holdings, Inc.*	658	25,820
Corvus Pharmaceuticals, Inc.(x)*	4,680	8,330
Coya Therapeutics, Inc.*	1,531	15,188
Crinetics Pharmaceuticals, Inc.*	43,358	2,029,588
Cue Biopharma, Inc.(x)*	5,743	10,854
Cullinan Oncology, Inc.*	4,272	72,795
CytomX Therapeutics, Inc.*	11,022	24,028
Day One Biopharmaceuticals, Inc.*	10,344	170,883
Deciphera Pharmaceuticals, Inc.*	8,694	136,757
DermTech, Inc.(x)*	5,652	3,968
Design Therapeutics, Inc.*	5,364	21,617
DiaMedica Therapeutics, Inc.*	4,111	11,387
Disc Medicine, Inc.*	13,361	831,856
Dyadic International, Inc.(x)*	3,364	5,618
Dyne Therapeutics, Inc.*	9,692	275,156
Eagle Pharmaceuticals, Inc.(x)*	1,777	9,311
Eiger BioPharmaceuticals, Inc.(x)*	238	1,190
Elevation Oncology, Inc.(x)*	5,558	28,513
Eliem Therapeutics, Inc.*	1,137	3,115
Elutia, Inc.*	717	2,259
Emergent BioSolutions, Inc.(x)*	8,036	20,331
Entrada Therapeutics, Inc.*	3,499	49,581
Erasca, Inc.*	13,371	27,544
Exagen, Inc.*	1,695	2,695
Fennec Pharmaceuticals, Inc.(x)*	2,980	33,138
Foghorn Therapeutics, Inc.(x)*	3,138	21,056
G1 Therapeutics, Inc.(x)*	8,077	34,893
Gain Therapeutics, Inc.*	2,374	8,950
Galectin Therapeutics, Inc.(x)*	4,085	9,763
Galecto, Inc.*	2,995	2,336
Galera Therapeutics, Inc.(x)*	9,613	1,346
Gamida Cell Ltd.(x)*	21,694	783
Genelux Corp.(x)*	3,115	20,029
Generation Bio Co.*	7,228	29,418
GlycoMimetics, Inc.(x)*	8,791	26,373
Gossamer Bio, Inc.(x)*	12,792	15,095
Greenwich Lifesciences, Inc.(x)*	954	19,023
Gritstone bio, Inc.(x)*	14,639	37,622
HCW Biologics, Inc.*	3,382	5,648
Heron Therapeutics, Inc.(x)*	17,092	47,345
HilleVax, Inc.*	4,343	72,224
Hookipa Pharma, Inc.(x)*	12,646	9,004
Humacyte, Inc.(x)*	10,223	31,794
Ideaya Biosciences, Inc.*	10,819	474,738
IGM Biosciences, Inc.(x)*	2,117	20,429
Immix Biopharma, Inc.(x)*	1,151	3,534
ImmuCell Corp.*	1,094	5,798
Immuneering Corp., Class A(x)*	3,714	10,733
Immunic, Inc.*	14,323	18,906
Immunome, Inc.(x)*	47,957	1,183,579
IN8bio, Inc.*	2,187	2,581
Inhibrx, Inc.*	5,657	197,769
Inmune Bio, Inc.(x)*	1,983	23,300
Inozyme Pharma, Inc.(x)*	7,787	59,648
Intensity Therapeutics, Inc.*	739	3,843
Invivyd, Inc.(x)*	7,637	33,908
iTeos Therapeutics, Inc.*	4,071	55,528
Janux Therapeutics, Inc.(x)*	23,728	893,359
Jasper Therapeutics, Inc.*	1,450	42,572
KALA BIO, Inc.*	371	2,909
KalVista Pharmaceuticals, Inc.*	5,121	60,735
Karyopharm Therapeutics, Inc.(x)*	18,461	27,876
Kezar Life Sciences, Inc.*	11,214	10,111
Kineta, Inc.*	1,105	572
Kiniksa Pharmaceuticals Ltd., Class A*	5,255	103,681
Kinnate Biopharma, Inc.*	5,132	13,651
Kodiak Sciences, Inc.*	5,333	28,052
Kronos Bio, Inc.*	6,396	8,315
Krystal Biotech, Inc.*	9,570	1,702,790
Lantern Pharma, Inc.*	976	8,589
Larimar Therapeutics, Inc.(x)*	4,135	31,385
LENZ Therapeutics, Inc.	686	15,318
Lexeo Therapeutics, Inc.*	1,680	26,342
Lexicon Pharmaceuticals, Inc.(x)*	14,671	35,210
Lineage Cell Therapeutics, Inc.(x)*	22,311	33,020
Longeveron, Inc., Class A*	83	270
Lyell Immunopharma, Inc.(x)*	28,672	63,939
MacroGenics, Inc.*	9,915	145,949
MAIA Biotechnology, Inc.*	1,519	3,342
MannKind Corp.*	42,982	194,708
MediciNova, Inc.*	7,257	10,523
MEI Pharma, Inc.	926	3,704
MeiraGTx Holdings plc*	5,165	31,352
Merrimack Pharmaceuticals, Inc.*	1,656	24,459
Mersana Therapeutics, Inc.*	18,339	82,159
MiMedx Group, Inc.*	19,084	146,947
Mineralys Therapeutics, Inc.*	3,185	41,118
MiNK Therapeutics, Inc.*	574	521
Mirum Pharmaceuticals, Inc.*	4,015	100,857
Monte Rosa Therapeutics, Inc.(x)*	5,064	35,701
MoonLake Immunotherapeutics, Class A(x)*	10,148	509,734
NextCure, Inc.*	3,775	8,418
Nkarta, Inc.*	4,945	53,455
Nurix Therapeutics, Inc.*	7,868	115,660
Nuvectis Pharma, Inc.(x)*	1,281	10,504
Ocean Biomedical, Inc.*	1,633	6,181
Olema Pharmaceuticals, Inc.*	4,412	49,944
Omega Therapeutics, Inc.(x)*	3,906	14,257
Organogenesis Holdings, Inc., Class A*	11,739	33,339
Orgenesis, Inc.(x)*	4,040	3,321
ORIC Pharmaceuticals, Inc.(x)*	6,444	88,605
Outlook Therapeutics, Inc.(x)*	1,222	14,591
Ovid therapeutics, Inc.*	10,080	30,744
Passage Bio, Inc.*	6,330	8,545
PDS Biotechnology Corp.(x)*	4,434	17,559
PepGen, Inc.*	1,697	24,946
PharmaCyte Biotech, Inc.*	1,618	3,835
PMV Pharmaceuticals, Inc.*	6,970	11,849
Portage Biotech, Inc.*	1,562	890
Poseida Therapeutics, Inc., Class A*	11,115	35,457
Praxis Precision Medicines, Inc.*	2,095	127,837
Precigen, Inc.(x)*	20,787	30,141
Prelude Therapeutics, Inc.*	2,533	12,006
Protalix BioTherapeutics, Inc.(x)*	10,687	13,466
Protara Therapeutics, Inc.*	1,254	5,029
Puma Biotechnology, Inc.*	5,550	29,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pyxis Oncology, Inc.*	5,930	$25,262
Quince Therapeutics, Inc.*	4,250	4,505
Rallybio Corp.*	5,342	9,883
RAPT Therapeutics, Inc.*	4,899	43,993
Reneo Pharmaceuticals, Inc.(x)*	2,321	3,853
Renovaro, Inc.*	4,362	11,559
Replimune Group, Inc.*	8,168	66,733
Rezolute, Inc.(x)*	5,206	13,275
Rhythm Pharmaceuticals, Inc.*	35,978	1,558,927
Rigel Pharmaceuticals, Inc.*	28,579	42,297
Sagimet Biosciences, Inc., Class A(x)*	3,736	20,249
Sangamo Therapeutics, Inc.*	22,694	15,209
Savara, Inc.(x)*	14,945	74,426
Scholar Rock Holding Corp.*	9,410	167,122
SELLAS Life Sciences Group, Inc.(x)*	5,252	5,304
Sensei Biotherapeutics, Inc.(x)*	2,275	2,389
Sera Prognostics, Inc., Class A(x)*	3,924	35,708
Seres Therapeutics, Inc.(x)*	15,884	12,296
Shattuck Labs, Inc.*	6,234	55,732
Solid Biosciences, Inc.*	1,671	22,258
Spero Therapeutics, Inc.*	6,560	11,283
Spruce Biosciences, Inc.*	4,228	3,323
Stoke Therapeutics, Inc.(x)*	4,626	62,451
Summit Therapeutics, Inc.(x)*	19,175	79,384
Sutro Biopharma, Inc.*	10,168	57,449
Syros Pharmaceuticals, Inc.*	4,017	21,491
Tango Therapeutics, Inc.*	7,378	58,581
Tenaya Therapeutics, Inc.*	7,629	39,900
Tourmaline Bio, Inc.	2,847	65,196
TScan Therapeutics, Inc.*	4,432	35,190
Turnstone Biologics Corp.(x)*	2,438	6,388
Twist Bioscience Corp.*	30,273	1,038,667
Tyra Biosciences, Inc.(x)*	2,343	38,425
UNITY Biotechnology, Inc.*	2,538	4,162
UroGen Pharma Ltd.(x)*	4,508	67,620
Vanda Pharmaceuticals, Inc.*	9,444	38,815
Vaxxinity, Inc., Class A(x)*	7,944	5,700
Vera Therapeutics, Inc., Class A*	29,011	1,250,954
Verve Therapeutics, Inc.*	10,877	144,447
Vigil Neuroscience, Inc.(x)*	2,723	9,285
Viracta Therapeutics, Inc.(x)*	5,543	5,654
Viridian Therapeutics, Inc.*	8,224	144,002
Vor BioPharma, Inc.(x)*	6,086	14,424
Voyager Therapeutics, Inc.(x)*	6,497	60,487
Werewolf Therapeutics, Inc.*	3,476	22,524
X4 Pharmaceuticals, Inc.(x)*	21,252	29,540
XBiotech, Inc.(x)*	3,858	31,366
Xenon Pharmaceuticals, Inc.*	23,136	996,005
Xilio Therapeutics, Inc.(x)*	3,688	3,983
XOMA Corp.*	1,185	28,499
Y-mAbs Therapeutics, Inc.(x)*	6,087	98,975
Zura Bio Ltd., Class A(x)*	2,832	7,278
Zymeworks, Inc.*	9,241	97,215

		24,172,975

Health Care Equipment & Supplies (6.2%)
Accuray, Inc.*	15,801	39,028
AngioDynamics, Inc.*	6,439	37,797
Apyx Medical Corp.(x)*	5,130	6,977
Artivion, Inc.*	6,420	135,847
Axogen, Inc.*	6,842	55,215
Beyond Air, Inc.(x)*	4,817	8,382
BioSig Technologies, Inc.(x)*	1,034	683
Bioventus, Inc., Class A*	5,289	27,503
Butterfly Network, Inc.(x)*	22,439	24,234
Cerus Corp.*	29,258	55,298
ClearPoint Neuro, Inc.(x)*	3,753	25,520
Co-Diagnostics, Inc.(x)*	5,304	5,940
Cue Health, Inc.*	20,979	3,957
Cutera, Inc.(x)*	3,290	4,836
CVRx, Inc.*	59,163	1,077,358
CytoSorbents Corp.(x)*	7,170	6,812
Delcath Systems, Inc.*	2,091	9,974
Electromed, Inc.*	1,275	20,591
enVVeno Medical Corp.(x)*	1,644	8,943
FONAR Corp.*	991	21,168
Hyperfine, Inc., Class A(x)*	8,904	8,904
Inogen, Inc.*	3,898	31,457
iRadimed Corp.	1,191	52,392
IRIDEX Corp.*	2,012	5,996
Kewaunee Scientific Corp.*	406	13,824
KORU Medical Systems, Inc.(x)*	5,693	13,435
LeMaitre Vascular, Inc.	3,259	216,267
LENSAR, Inc.(x)*	1,002	3,557
Lucid Diagnostics, Inc.(x)*	1,577	1,277
Neuronetics, Inc.*	4,530	21,563
NeuroPace, Inc.*	1,780	23,496
OraSure Technologies, Inc.*	11,918	73,296
Orchestra BioMed Holdings, Inc.(x)*	2,363	12,453
Orthofix Medical, Inc.*	5,774	83,839
OrthoPediatrics Corp.*	2,603	75,903
Precision Optics Corp., Inc.(x)*	672	3,730
PROCEPT BioRobotics Corp.*	25,152	1,243,012
Pro-Dex, Inc.(x)*	297	5,212
ProSomnus, Inc.*	328	187
Pulmonx Corp.*	6,174	57,233
Pulse Biosciences, Inc.(x)*	2,649	23,073
Retractable Technologies, Inc.*	1,368	1,642
Rockwell Medical, Inc.(x)*	2,330	3,868
RxSight, Inc.*	45,663	2,355,298
Sanara Medtech, Inc.(x)*	651	24,087
Semler Scientific, Inc.*	787	22,988
Sensus Healthcare, Inc.(x)*	2,571	9,770
SI-BONE, Inc.*	6,563	107,436
Sight Sciences, Inc.(x)*	3,598	18,997
Stereotaxis, Inc.*	9,508	24,816
Strata Skin Sciences, Inc.(x)*	3,895	1,472
Surmodics, Inc.*	2,275	66,749
Tactile Systems Technology, Inc.*	3,787	61,539
Tela Bio, Inc.(x)*	2,609	14,793
TransMedics Group, Inc.*	7,925	585,975
UFP Technologies, Inc.*	8,671	2,186,826
Utah Medical Products, Inc.	558	39,679
Vicarious Surgical, Inc., Class A(x)*	17,992	5,425
Vivani Medical, Inc.(x)*	3,427	6,340
VolitionRX Ltd.(x)*	8,352	6,322
Zimvie, Inc.*	4,228	69,720
Zynex, Inc.(x)*	2,952	36,516

		9,196,427

Health Care Providers & Services (0.6%)
Accolade, Inc.*	11,467	120,174
AirSculpt Technologies, Inc.(x)*	2,128	13,066
Aveanna Healthcare Holdings, Inc.*	8,239	20,515
Biodesix, Inc.*	4,397	6,288
CareMax, Inc.*	439	2,116
Castle Biosciences, Inc.*	4,078	90,328
Cosmos Health, Inc.(x)*	2,727	1,936
Cross Country Healthcare, Inc.*	5,550	103,896
Cryo-Cell International, Inc.(x)*	895	6,677
DocGo, Inc.(x)*	12,580	50,823
Enzo Biochem, Inc.(x)*	6,941	8,815
Etao International Co. Ltd.(x)*	484	2,033
Great Elm Group, Inc.*	1,972	3,786
InfuSystem Holdings, Inc.*	3,013	25,821
Joint Corp. (The)*	2,295	29,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nano-X Imaging Ltd.(x)*	7,890	$77,085
P3 Health Partners, Inc.*	6,424	6,617
Pennant Group, Inc. (The)*	4,728	92,811
PetIQ, Inc., Class A*	4,510	82,443
Psychemedics Corp.(x)	874	2,561
Quipt Home Medical Corp.*	6,839	29,886
Sonida Senior Living, Inc.(x)*	594	16,970
Viemed Healthcare, Inc.(x)*	5,591	52,723

		847,343

Health Care Technology (0.3%)
Akili, Inc., Class A*	7,944	2,301
Augmedix, Inc.(x)*	4,001	16,364
CareCloud, Inc.*	1,707	1,980
DarioHealth Corp.(x)*	4,429	6,776
Forian, Inc.*	3,056	10,146
HealthStream, Inc.	3,970	105,840
iCAD, Inc.*	3,901	6,281
LifeMD, Inc.*	4,802	49,364
OptimizeRx Corp.*	2,678	32,538
Sharecare, Inc.(x)*	50,059	38,420
Simulations Plus, Inc.	2,620	107,813
Streamline Health Solutions, Inc.*	6,316	3,032
TruBridge, Inc.*	2,298	21,188

		402,043

Life Sciences Tools & Services (1.3%)
Akoya Biosciences, Inc.(x)*	3,965	18,596
Alpha Teknova, Inc.*	1,137	2,877
BioLife Solutions, Inc.*	5,820	107,961
Champions Oncology, Inc.*	1,269	6,218
ChromaDex Corp.(x)*	8,520	29,650
Codexis, Inc.*	11,426	39,877
Harvard Bioscience, Inc.*	6,381	27,055
Inotiv, Inc.(x)*	3,512	38,421
Lifecore Biomedical, Inc.*	4,038	21,442
MaxCyte, Inc.(x)*	14,418	60,411
Nautilus Biotechnology, Inc., Class A*	8,210	24,137
OmniAb, Inc.(x)*	15,440	83,685
Personalis, Inc.*	6,380	9,506
Quanterix Corp.*	57,872	1,363,464
Quantum-Si, Inc.(x)*	16,931	33,354
Rapid Micro Biosystems, Inc., Class A*	3,534	3,428
Seer, Inc., Class A*	9,090	17,271
Singular Genomics Systems, Inc.*	10,708	5,506
Standard BioTools, Inc.*	46,139	125,037
Telesis Bio, Inc.*	1,827	804

		2,018,700

Pharmaceuticals (4.2%)
Aclaris Therapeutics, Inc.*	12,282	15,230
AN2 Therapeutics, Inc.(x)*	1,597	5,190
Anebulo Pharmaceuticals, Inc.*	366	1,051
ANI Pharmaceuticals, Inc.*	2,426	167,709
Aquestive Therapeutics, Inc.*	7,001	29,824
Assertio Holdings, Inc.(x)*	14,273	13,692
Atea Pharmaceuticals, Inc.*	12,610	50,944
Athira Pharma, Inc.*	4,973	13,626
Avadel Pharmaceuticals plc (ADR)*	23,255	392,777
Biote Corp., Class A*	2,240	12,992
Bright Green Corp.(x)*	8,407	2,048
Cara Therapeutics, Inc.(x)*	7,667	6,977
Citius Pharmaceuticals, Inc.(x)*	20,691	18,566
Clearside Biomedical, Inc.*	8,939	13,677
Cognition Therapeutics, Inc.(x)*	4,109	7,478
Collegium Pharmaceutical, Inc.*	5,399	209,589
CorMedix, Inc.(x)*	8,874	37,626
Dare Bioscience, Inc.*	14,808	7,259
Durect Corp.(x)*	4,557	5,514
Edgewise Therapeutics, Inc.*	9,509	173,444
Enliven Therapeutics, Inc.(x)*	3,813	67,071
Esperion Therapeutics, Inc.(x)*	14,471	38,782
Eton Pharmaceuticals, Inc.(x)*	3,235	12,131
Evolus, Inc.*	90,194	1,262,716
Eyenovia, Inc.(x)*	5,127	5,055
EyePoint Pharmaceuticals, Inc.*	30,143	623,056
Fulcrum Therapeutics, Inc.*	9,511	89,784
Harrow, Inc.(x)*	4,972	65,780
Ikena Oncology, Inc.*	5,488	7,793
Journey Medical Corp.*	1,103	4,059
Liquidia Corp.(x)*	8,203	120,994
Longboard Pharmaceuticals, Inc.(x)*	50,660	1,094,256
Lyra Therapeutics, Inc.*	3,348	20,825
Marinus Pharmaceuticals, Inc.*	9,053	81,839
MediWound Ltd.*	984	14,022
Mind Medicine MindMed, Inc.*	6,392	60,085
MyMD Pharmaceuticals, Inc.(x)*	247	590
NGM Biopharmaceuticals, Inc.*	7,690	12,227
Nuvation Bio, Inc.*	24,070	87,615
Ocular Therapeutix, Inc.*	19,072	173,555
Ocuphire Pharma, Inc.(x)*	3,498	7,031
Omeros Corp.(x)*	9,930	34,259
Optinose, Inc.(x)*	12,400	18,104
Oramed Pharmaceuticals, Inc.*	6,549	19,123
Phathom Pharmaceuticals, Inc.(x)*	5,178	54,990
Phibro Animal Health Corp., Class A	3,344	43,238
ProPhase Labs, Inc.*	1,961	12,688
Relmada Therapeutics, Inc.(x)*	4,206	19,558
Reviva Pharmaceuticals Holdings, Inc.(x)*	2,581	9,756
Scilex Holding Co.(r)*	10,878	14,702
scPharmaceuticals, Inc.(x)*	4,734	23,765
SCYNEXIS, Inc.(x)*	6,503	9,559
SIGA Technologies, Inc.	7,529	64,448
Tarsus Pharmaceuticals, Inc.(x)*	13,304	483,600
Terns Pharmaceuticals, Inc.*	6,914	45,356
TherapeuticsMD, Inc.(x)*	1,265	2,897
Theravance Biopharma, Inc.*	7,997	71,733
Third Harmonic Bio, Inc.(x)*	3,100	29,264
Trevi Therapeutics, Inc.(x)*	6,849	23,629
Verrica Pharmaceuticals, Inc.(x)*	3,435	20,335
WaVe Life Sciences Ltd.*	12,162	75,040
Xeris Biopharma Holdings, Inc.(x)*	21,753	48,074
Zevra Therapeutics, Inc.(x)*	6,048	35,078

		6,193,675

Total Health Care		42,831,163

Industrials (14.2%)
Aerospace & Defense (2.5%)
AAR Corp.*	5,354	320,544
AeroVironment, Inc.*	13,505	2,070,046
AerSale Corp.*	5,527	39,684
Archer Aviation, Inc., Class A(x)*	24,840	114,761
Astronics Corp.*	4,490	85,490
Byrna Technologies, Inc.(x)*	2,868	39,951
Cadre Holdings, Inc.	3,202	115,912
CPI Aerostructures, Inc.*	1,969	4,608
Ducommun, Inc.*	2,211	113,424
Innovative Solutions and Support, Inc.*	2,301	16,843
Kratos Defense & Security Solutions, Inc.*	34,534	634,735
National Presto Industries, Inc.	853	71,481
Park Aerospace Corp.	3,082	51,254
Redwire Corp.(x)*	1,437	6,309
Terran Orbital Corp.(x)*	16,543	21,671
VirTra, Inc.*	1,692	17,394

		3,724,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	$3,974
Radiant Logistics, Inc.*	6,044	32,758

		36,732

Building Products (0.6%)
Alpha Pro Tech Ltd.*	1,612	10,059
Caesarstone Ltd.*	3,863	15,800
Gibraltar Industries, Inc.*	7,311	588,755
Insteel Industries, Inc.	3,052	116,647
Quanex Building Products Corp.	5,445	209,251

		940,512

Commercial Services & Supplies (1.4%)
ACCO Brands Corp.	15,303	85,850
Acme United Corp.	360	16,916
Aqua Metals, Inc.(x)*	17,114	9,207
ARC Document Solutions, Inc.	6,111	16,928
Aris Water Solutions, Inc., Class A	4,886	69,137
BrightView Holdings, Inc.*	6,859	81,622
CECO Environmental Corp.*	4,840	111,417
CompX International, Inc.	228	7,820
Ennis, Inc.	4,219	86,532
Enviri Corp.*	13,050	119,408
Fuel Tech, Inc.*	4,305	5,209
GEO Group, Inc. (The)*	19,850	280,282
Interface, Inc., Class A	9,372	157,637
LanzaTech Global, Inc.*	3,468	10,733
Liquidity Services, Inc.*	3,762	69,973
Montrose Environmental Group, Inc.*	9,320	365,064
NL Industries, Inc.	1,496	10,966
Odyssey Marine Exploration, Inc., Class B(x)*	2,863	10,908
Performant Financial Corp.*	11,081	32,578
Perma-Fix Environmental Services, Inc.*	2,003	23,816
Quad/Graphics, Inc.	5,119	27,182
Quest Resource Holding Corp.*	2,931	25,148
SP Plus Corp.*	3,230	168,671
Viad Corp.*	3,314	130,870
Virco Mfg. Corp.	2,081	22,745
VSE Corp.	2,160	172,800

		2,119,419

Construction & Engineering (2.7%)
Argan, Inc.	2,067	104,466
Bowman Consulting Group Ltd.,
Class A(x)*	1,770	61,578
Concrete Pumping Holdings, Inc.*	4,139	32,698
Great Lakes Dredge & Dock Corp.*	10,858	95,008
IES Holdings, Inc.*	1,339	162,876
INNOVATE Corp.(x)*	9,825	6,884
Limbach Holdings, Inc.*	1,522	63,041
Matrix Service Co.*	4,276	55,716
Northwest Pipe Co.*	1,582	54,864
Orion Group Holdings, Inc.*	4,625	37,925
Primoris Services Corp.	21,730	925,046
Shimmick Corp.*	527	3,036
Southland Holdings, Inc.(x)*	680	3,502
Sterling Infrastructure, Inc.*	21,131	2,330,961
Tutor Perini Corp.*	7,033	101,697

		4,039,298

Electrical Equipment (0.6%)
Allient, Inc.	2,140	76,355
American Superconductor Corp.*	4,739	64,024
Amprius Technologies, Inc.*	1,008	2,671
Babcock & Wilcox Enterprises, Inc.(x)*	9,027	10,201
Beam Global(x)*	2,210	15,028
Blink Charging Co.(x)*	9,363	28,183
Broadwind, Inc.*	2,692	6,407
Dragonfly Energy Holdings Corp.(x)*	4,839	2,613
Energy Vault Holdings, Inc.(x)*	16,566	29,653
Eos Energy Enterprises, Inc.(x)*	25,081	25,833
Espey Mfg. & Electronics Corp.	250	6,313
ESS Tech, Inc.(x)*	14,277	10,327
Expion360, Inc.*	688	2,147
Flux Power Holdings, Inc.(x)*	1,894	8,390
FTC Solar, Inc.(x)*	10,688	5,761
Ideal Power, Inc.(x)*	1,033	9,194
LSI Industries, Inc.	4,634	70,066
NeoVolta, Inc.(x)*	4,061	4,792
Orion Energy Systems, Inc.(x)*	5,137	4,470
Pioneer Power Solutions, Inc.*	1,085	6,195
Powell Industries, Inc.	1,526	217,150
Preformed Line Products Co.	408	52,497
Servotronics, Inc.*	158	2,173
SES AI Corp.(x)*	20,247	34,015
SKYX Platforms Corp.(x)*	10,643	13,942
Thermon Group Holdings, Inc.*	5,521	180,647
TPI Composites, Inc.(x)*	6,963	20,262
Ultralife Corp.*	1,673	14,739

		924,048

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	1,370	63,513
Daseke, Inc.*	7,537	62,557
FTAI Infrastructure, Inc.	16,088	101,033
PAM Transportation Services, Inc.*	1,058	17,150
Universal Logistics Holdings, Inc.	1,118	41,221

		285,474

Machinery (2.1%)
374Water, Inc.(x)*	9,769	12,309
Blue Bird Corp.*	37,553	1,439,782
ClearSign Technologies Corp.*	4,663	4,500
Columbus McKinnon Corp.	4,679	208,824
Commercial Vehicle Group, Inc.*	5,423	34,870
Douglas Dynamics, Inc.	3,712	89,533
Eastern Co. (The)	887	30,238
FreightCar America, Inc.*	1,932	7,438
Gencor Industries, Inc.(x)*	1,740	29,041
Graham Corp.*	1,668	45,503
Hurco Cos., Inc.	1,040	20,966
Hydrofarm Holdings Group, Inc.(x)*	7,532	8,135
Hyliion Holdings Corp.(x)*	24,401	42,946
Hyster-Yale Materials Handling, Inc.	1,842	118,201
L B Foster Co., Class A*	1,717	46,891
LS Starrett Co. (The), Class A*	971	15,429
Luxfer Holdings plc	4,330	44,902
Manitex International, Inc.*	2,382	16,341
Manitowoc Co., Inc. (The)*	5,746	81,248
Mayville Engineering Co., Inc.*	1,788	25,622
Microvast Holdings, Inc.(x)*	36,487	30,540
Miller Industries, Inc.	1,842	92,284
NN, Inc.(x)*	7,133	33,810
Novusterra, Inc.(r)(x)*	957	—
Park-Ohio Holdings Corp.	1,373	36,632
Perma-Pipe International Holdings, Inc.*	1,217	9,614
REV Group, Inc.	5,241	115,774
Shyft Group, Inc. (The)	5,576	69,254
Taylor Devices, Inc.*	414	20,605
Titan International, Inc.*	8,501	105,922
Twin Disc, Inc.	1,763	29,142
Velo3D, Inc.(x)*	15,402	7,017
Wabash National Corp.	7,591	227,275

		3,100,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Marine Transportation (0.3%)
Eagle Bulk Shipping, Inc.(x)	1,523	$95,142
Genco Shipping & Trading Ltd.	6,940	141,090
Himalaya Shipping Ltd.	5,031	38,789
Pangaea Logistics Solutions Ltd.	5,992	41,764
Safe Bulkers, Inc.	10,777	53,454

		370,239

Passenger Airlines (0.1%)
Blade Air Mobility, Inc.*	9,647	27,494
Hawaiian Holdings, Inc.*	8,426	112,318
Mesa Air Group, Inc.(x)*	6,760	5,946
Surf Air Mobility, Inc.(x)*	10,371	8,743

		154,501

Professional Services (3.1%)
Asure Software, Inc.*	3,618	28,148
Barrett Business Services, Inc.	1,070	135,590
BGSF, Inc.	1,687	17,562
BlackSky Technology, Inc., Class A(x)*	19,035	25,888
CRA International, Inc.	1,111	166,183
DLH Holdings Corp.*	1,158	15,367
FiscalNote Holdings, Inc.(x)*	9,055	12,043
Forrester Research, Inc.*	1,964	42,344
Franklin Covey Co.*	1,921	75,418
Heidrick & Struggles International, Inc.	3,279	110,371
HireQuest, Inc.(x)	880	11,396
Hudson Global, Inc.*	452	7,978
IBEX Holdings Ltd.*	1,477	22,790
ICF International, Inc.	8,050	1,212,571
Innodata, Inc.(x)*	4,347	28,690
Kelly Services, Inc., Class A	5,166	129,357
Mastech Digital, Inc.(x)*	701	6,309
Mistras Group, Inc.*	3,346	31,988
Professional Diversity Network, Inc.(x)*	1,118	1,990
RCM Technologies, Inc.*	909	19,425
Resources Connection, Inc.	5,319	69,998
Skillsoft Corp.(x)*	704	6,336
Steel Connect, Inc.*	673	6,340
TaskUS, Inc., Class A(x)*	74,014	862,263
TrueBlue, Inc.*	4,946	61,924
Upwork, Inc.*	45,595	558,995
Verra Mobility Corp., Class A*	31,664	790,650
Where Food Comes From, Inc.*	305	3,209
Willdan Group, Inc.*	2,028	58,792

		4,519,915

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc.	3,750	48,563
BlueLinx Holdings, Inc.*	1,393	181,424
Distribution Solutions Group, Inc.*	1,640	58,187
DXP Enterprises, Inc.*	2,181	117,185
EVI Industries, Inc.(x)	1,059	26,369
Hudson Technologies, Inc.*	7,273	80,076
Karat Packaging, Inc.	1,146	32,787
Mega Matrix Corp.(x)*	4,460	12,756
Titan Machinery, Inc.*	3,398	84,304
Transcat, Inc.*	1,355	150,988
Willis Lease Finance Corp.*	497	24,661

		817,300

Total Industrials		21,032,133

Information Technology (17.8%)
Communications Equipment (0.4%)
Applied Optoelectronics, Inc.(x)*	5,662	78,475
Aviat Networks, Inc.*	1,878	72,002
BK Technologies Corp.*	493	7,198
Cambium Networks Corp.*	2,041	8,797
Casa Systems, Inc.(x)*	7,089	1,939
Clearfield, Inc.*	2,127	65,597
ClearOne, Inc.(x)	2,493	4,562
Comtech Telecommunications Corp.(x)*	4,714	16,169
Digi International, Inc.*	5,867	187,333
DZS, Inc.(x)*	3,035	4,006
EMCORE Corp.(x)*	10,063	3,472
Franklin Wireless Corp.*	1,279	3,824
Genasys, Inc.*	7,199	17,062
KVH Industries, Inc.*	3,157	16,101
Lantronix, Inc.*	5,002	17,807
NETGEAR, Inc.*	4,757	75,018
Network-1 Technologies, Inc.	2,781	5,757
Ondas Holdings, Inc.(x)*	6,953	6,746
Optical Cable Corp.*	787	2,227
Ribbon Communications, Inc.*	14,825	47,440

		641,532

Electronic Equipment, Instruments & Components (2.9%)
908 Devices, Inc.(x)*	3,731	28,169
Aeva Technologies, Inc.(x)*	2,499	9,821
Airgain, Inc.(x)*	1,563	8,518
Akoustis Technologies, Inc.(x)*	16,530	9,771
AmpliTech Group, Inc.*	1,243	2,299
Arlo Technologies, Inc.*	80,506	1,018,401
Bel Fuse, Inc., Class B	1,732	104,457
Climb Global Solutions, Inc.	696	49,332
Coda Octopus Group, Inc.*	720	4,154
CPS Technologies Corp.(x)*	2,100	3,885
Daktronics, Inc.*	6,178	61,533
Data I/O Corp.*	1,686	5,935
Evolv Technologies Holdings, Inc.(x)*	18,724	83,322
FARO Technologies, Inc.*	3,133	67,391
Focus Universal, Inc.(x)*	4,929	2,021
Frequency Electronics, Inc.*	1,156	12,589
Identiv, Inc.*	3,710	29,383
Interlink Electronics, Inc.*	288	2,114
Iteris, Inc.*	7,185	35,494
Key Tronic Corp.(x)*	1,627	7,582
Kimball Electronics, Inc.*	3,959	85,712
LightPath Technologies, Inc., Class A*	6,416	8,854
Lightwave Logic, Inc.(x)*	19,348	90,549
Luna Innovations, Inc.*	5,078	16,275
MicroVision, Inc.(x)*	31,357	57,697
M-Tron Industries, Inc.(x)*	298	8,940
Napco Security Technologies, Inc.	5,466	219,515
Neonode, Inc.(x)*	2,215	3,101
nLight, Inc.*	7,418	96,434
OSI Systems, Inc.*	11,290	1,612,438
Ouster, Inc.*	5,457	43,329
Powerfleet, Inc.(x)*	13,989	74,701
Presto Automation, Inc.(x)*	587	102
Research Frontiers, Inc.(x)*	4,675	6,077
RF Industries Ltd.*	1,379	4,275
Richardson Electronics Ltd.	1,877	17,287
ScanSource, Inc.*	4,082	179,771
SmartRent, Inc., Class A(x)*	30,819	82,595
Sono-Tek Corp.*	1,315	6,430
Vishay Precision Group, Inc.*	2,032	71,791
Vuzix Corp.(x)*	9,644	11,669
Wrap Technologies, Inc.(x)*	5,137	11,610

		4,255,323

IT Services (1.5%)
Applied Digital Corp.(x)*	14,430	61,761
Backblaze, Inc., Class A*	3,284	33,595
BigBear.ai Holdings, Inc.(x)*	8,481	17,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Brightcove, Inc.*	7,645	$14,831
Couchbase, Inc.*	40,531	1,066,371
Crexendo, Inc.(x)*	1,889	9,086
CSP, Inc.	1,142	21,081
DecisionPoint Systems, Inc.(x)*	944	8,562
Glimpse Group, Inc. (The)*	1,919	2,149
Grid Dynamics Holdings, Inc.*	57,049	701,132
Hackett Group, Inc. (The)	4,068	98,853
Information Services Group, Inc.	5,758	23,262
OMNIQ Corp.*	916	490
Rackspace Technology, Inc.(x)*	10,291	16,260
Research Solutions, Inc.*	4,433	14,008
Tucows, Inc., Class A(x)*	1,614	29,956
Unisys Corp.*	10,949	53,760

		2,172,543

Semiconductors & Semiconductor Equipment (4.1%)
ACM Research, Inc., Class A*	8,022	233,761
Aehr Test Systems(x)*	4,565	56,606
Alpha & Omega Semiconductor Ltd.*	3,825	84,303
Amtech Systems, Inc.(x)*	1,947	10,533
Atomera, Inc.(x)*	3,660	22,546
AXT, Inc.*	6,548	30,055
CEVA, Inc.*	3,870	87,888
Credo Technology Group Holding Ltd.*	58,850	1,247,032
CVD Equipment Corp.*	957	4,507
Everspin Technologies, Inc.*	3,171	25,114
GSI Technology, Inc.(x)*	2,873	9,768
Ichor Holdings Ltd.*	4,766	184,063
Impinj, Inc.*	7,531	967,056
indie Semiconductor, Inc., Class A(x)*	24,880	176,150
inTEST Corp.*	1,960	25,970
Kopin Corp.*	17,134	30,841
Navitas Semiconductor Corp., Class A*	18,663	89,023
NVE Corp.	775	69,890
Photronics, Inc.*	40,964	1,160,100
Pixelworks, Inc.(x)*	8,818	22,750
QuickLogic Corp.*	2,243	35,955
Rambus, Inc.*	20,458	1,264,509
SkyWater Technology, Inc.(x)*	3,010	30,612
SMART Global Holdings, Inc.*	8,504	223,825
SPI Energy Co. Ltd.*	3,408	2,104
Transphorm, Inc.*	5,072	24,904

		6,119,865

Software (8.7%)
8x8, Inc.*	19,860	53,622
A10 Networks, Inc.	11,654	159,543
Agilysys, Inc.*	15,674	1,320,691
Alkami Technology, Inc.*	59,282	1,456,559
American Software, Inc., Class A	5,346	61,212
Arteris, Inc.*	2,755	20,167
AudioEye, Inc.(x)*	1,261	12,623
AvePoint, Inc.*	24,452	193,660
Aware, Inc.*	2,352	4,398
Bit Digital, Inc.(x)*	15,068	43,245
BTCS, Inc.(r)*	650	—
Cipher Mining, Inc.*	7,168	36,915
Cleanspark, Inc.*	31,724	672,866
CoreCard Corp.(x)*	1,266	13,989
CS Disco, Inc.*	3,744	30,439
CXApp, Inc.(x)*	366	897
CYNGN, Inc.(x)*	2,765	460
Dave, Inc.*	1,182	43,899
Digimarc Corp.(x)*	2,349	63,846
Docebo, Inc.*	17,797	871,697
eGain Corp.*	3,496	22,549
Expensify, Inc., Class A*	9,657	17,769
Intellicheck, Inc.(x)*	3,165	11,014
Issuer Direct Corp.*	412	5,323
JFrog Ltd.*	50,984	2,254,512
Kaltura, Inc.*	14,634	19,756
LivePerson, Inc.(x)*	12,577	12,544
LiveRamp Holdings, Inc.*	31,987	1,103,552
Mawson Infrastructure Group, Inc.(x)*	2,145	3,282
Mitek Systems, Inc.*	7,159	100,942
NextNav, Inc.(x)*	9,108	59,931
ON24, Inc.	4,769	34,051
OneSpan, Inc.*	6,548	76,153
Porch Group, Inc.*	12,590	54,263
Quantum Computing, Inc.(x)*	6,813	6,746
Red Violet, Inc.*	1,822	35,620
Rekor Systems, Inc.(x)*	10,503	24,052
ReposiTrak, Inc.(x)	1,893	30,004
Rimini Street, Inc.*	8,835	28,802
Riskified Ltd., Class A*	4,018	21,737
Smith Micro Software, Inc.(x)*	10,072	3,468
SoundHound AI, Inc., Class A(x)*	22,499	132,519
SoundThinking, Inc.*	1,658	26,329
SRAX, Inc.(x)*	4,308	—
Telos Corp.*	8,416	35,011
Terawulf, Inc.(x)*	24,896	65,476
Upland Software, Inc.*	4,764	14,721
Varonis Systems, Inc.*	15,577	734,767
Veritone, Inc.(x)*	4,463	23,475
Viant Technology, Inc., Class A*	2,496	26,607
Weave Communications, Inc.*	132,257	1,518,310
Xperi, Inc.*	7,129	85,976
Yext, Inc.*	17,684	106,635
Zeta Global Holdings Corp., Class A*	108,793	1,189,107

		12,945,731

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,089	19,406
CompoSecure, Inc., Class A(x)*	2,808	20,302
CPI Card Group, Inc.(x)*	700	12,502
Eastman Kodak Co.*	9,138	45,233
Immersion Corp.	5,078	37,983
Intevac, Inc.*	4,300	16,512
Movano, Inc.*	6,200	2,549
One Stop Systems, Inc.(x)*	2,902	9,460
Quantum Corp.(x)*	10,494	6,245
Sonim Technologies, Inc.*	3,824	2,333
TransAct Technologies, Inc.*	1,536	8,049
Turtle Beach Corp.*	2,628	45,307

		225,881

Total Information Technology		26,360,875

Materials (1.7%)
Chemicals (0.6%)
AdvanSix, Inc.	4,275	122,265
Alto Ingredients, Inc.*	12,391	27,012
American Vanguard Corp.	4,298	55,659
Arq, Inc.*	3,790	24,559
Aspen Aerogels, Inc.*	8,436	148,474
Core Molding Technologies, Inc.*	1,187	22,470
Danimer Scientific, Inc., Class A(x)*	14,171	15,446
Flexible Solutions International, Inc.	1,478	2,779
Hawkins, Inc.	3,173	243,686
Intrepid Potash, Inc.*	1,786	37,256
Koppers Holdings, Inc.	3,332	183,827
Northern Technologies International Corp.	1,365	18,359
Origin Materials, Inc.*	19,646	10,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Rayonier Advanced Materials, Inc.*	10,514	$50,257
Valhi, Inc.(x)	406	6,975

		969,044

Construction Materials (0.1%)
Smith-Midland Corp.*	722	33,920
United States Lime & Minerals, Inc.	337	100,473

		134,393

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,065	140,526
Ranpak Holdings Corp., Class A*	7,082	55,735

		196,261

Metals & Mining (0.8%)
5E Advanced Materials, Inc.(x)*	6,682	8,954
Ampco-Pittsburgh Corp.*	2,567	5,570
Ascent Industries Co.*	1,243	12,666
Caledonia Mining Corp. plc(x)	2,717	30,077
Contango ORE, Inc.(x)*	1,323	26,262
Dakota Gold Corp.*	10,288	24,383
Friedman Industries, Inc.	1,052	19,714
Gold Resource Corp.(x)*	13,985	6,078
Haynes International, Inc.	2,096	126,012
i-80 Gold Corp.(x)*	32,767	43,908
Idaho Strategic Resources, Inc.*	1,800	15,228
Ivanhoe Electric, Inc.(x)*	10,403	101,949
Metallus, Inc.*	7,082	157,575
Olympic Steel, Inc.	1,632	115,676
Perpetua Resources Corp.*	6,073	25,264
Piedmont Lithium, Inc.(x)*	2,944	39,214
Radius Recycling, Inc.	4,314	91,155
Ramaco Resources, Inc., Class A	3,669	61,786
Ramaco Resources, Inc., Class B	773	9,701
SunCoke Energy, Inc.	13,652	153,858
Tredegar Corp.	4,229	27,573
Universal Stainless & Alloy Products, Inc.*	1,413	31,679
US Gold Corp.*	1,169	4,290
US Goldmining, Inc.*	346	1,834

		1,140,406

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,705	118,289
Glatfelter Corp.*	7,453	14,906

		133,195

Total Materials		2,573,299

Real Estate (1.6%)
Diversified REITs (0.2%)
Alpine Income Property Trust, Inc. (REIT)	2,138	32,669
CTO Realty Growth, Inc. (REIT)	3,645	61,783
Gladstone Commercial Corp. (REIT)	6,542	90,541
Modiv Industrial, Inc. (REIT), Class C	1,167	19,594
NexPoint Diversified Real Estate Trust (REIT)	5,186	34,227
One Liberty Properties, Inc. (REIT)	2,656	59,999

		298,813

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	38,719	95,249
Global Medical REIT, Inc. (REIT)	10,002	87,517
Universal Health Realty Income Trust (REIT)	2,104	77,238

		260,004

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)(x)*	5,684	7,787
Braemar Hotels & Resorts, Inc. (REIT)	10,812	21,624
Chatham Lodging Trust (REIT)	7,902	79,889
Sotherly Hotels, Inc. (REIT)*	3,185	4,619

		113,919

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	10,498	45,036
Plymouth Industrial REIT, Inc. (REIT)	7,662	172,395

		217,431

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	6,221	32,411
Creative Media & Community Trust Corp. (REIT)	1,927	8,209
Franklin Street Properties Corp. (REIT)	15,738	35,725
Office Properties Income Trust (REIT)(x)	8,253	16,836
Orion Office REIT, Inc. (REIT)	8,803	30,899
Peakstone Realty Trust (REIT)	5,992	96,651
Postal Realty Trust, Inc. (REIT), Class A	3,577	51,223

		271,954

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.*	258	4,623
AMREP Corp.(x)*	405	9,412
Comstock Holding Cos., Inc., Class A*	289	1,459
Douglas Elliman, Inc.*	13,582	21,460
Fathom Holdings, Inc.*	1,462	2,909
Forestar Group, Inc.*	3,030	121,776
FRP Holdings, Inc.*	1,100	67,540
InterGroup Corp. (The)*	87	1,953
JW Mays, Inc.*	69	3,105
LuxUrban Hotels, Inc.(x)*	2,367	3,266
Maui Land & Pineapple Co., Inc.*	1,275	27,617
Rafael Holdings, Inc., Class B*	2,216	3,812
RE/MAX Holdings, Inc., Class A	2,913	25,547
Star Holdings*	2,230	28,812
Stratus Properties, Inc.*	893	20,387
Tejon Ranch Co.*	3,414	52,610
Transcontinental Realty Investors, Inc.*	235	8,848

		405,136

Residential REITs (0.1%)
Bluerock Homes Trust, Inc. (REIT)	474	8,044
BRT Apartments Corp. (REIT)	1,890	31,752
Clipper Realty, Inc. (REIT)	2,013	9,723
UMH Properties, Inc. (REIT)	10,047	163,163

		212,682

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)(x)	4,420	101,262
NETSTREIT Corp. (REIT)(x)	11,484	210,961
Whitestone REIT (REIT)	8,067	101,241

		413,464

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT)	7,356	81,652
Gladstone Land Corp. (REIT)	5,469	72,956
Global Self Storage, Inc. (REIT)	1,623	7,222

		161,830

Total Real Estate		2,355,233

Utilities (0.4%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	3,229	48,693
Via Renewables, Inc., Class A*	456	4,930

		53,623

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,292	26,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)†
Altus Power, Inc., Class A(x)*	10,509	$50,233

Multi-Utilities (0.1%)
Unitil Corp.	2,609	136,581

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,507	55,925
Cadiz, Inc.(x)*	6,283	18,221
Consolidated Water Co. Ltd.	2,498	73,216
Global Water Resources, Inc.	1,909	24,512
Pure Cycle Corp.*	3,284	31,198
York Water Co. (The)	2,350	85,234

		288,306

Total Utilities		554,893

Total Common Stocks (98.0%) (Cost $130,422,722)		145,032,875

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Empire Petroleum Corp., expiring 4/3/24(x)*	2,332	—

Total Energy		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Disc Medicine, Inc., CVR (r)(x)*	4,122	—
Icosavax, Inc., CVR*	4,644	1,393

Total Health Care		1,393

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	411	325

Total Industrials		325

Total Rights (0.0%)† (Cost $1,080)		1,718

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	106

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.1%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,155,593	5,155,593
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	363,035	363,181

Total Investment Companies		10,518,774

Total Short-Term Investments (7.1%) (Cost $10,518,791)		10,518,774

Total Investments in Securities (105.1%) (Cost $140,942,593)		155,553,473
Other Assets Less Liabilities (-5.1%)		(7,535,746)

Net Assets (100%)		$148,017,727

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $11,697,195. This was collateralized by $2,034,470 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 4/2/24 – 2/15/54 and by cash of $10,155,593 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	58	6/2024	USD	622,311	24,487

					24,487

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,161,223	$—		$—		$2,161,223
Consumer Discretionary	16,816,957	11,689		—	(b)	16,828,646
Consumer Staples	5,014,687	—		—		5,014,687
Energy	4,081,265	—		—		4,081,265
Financials	21,239,458	—		—		21,239,458
Health Care	42,816,461	—		14,702		42,831,163
Industrials	21,025,793	6,340		—	(b)	21,032,133
Information Technology	26,360,875	—	(b)	—	(b)	26,360,875
Materials	2,573,299	—		—		2,573,299
Real Estate	2,355,233	—		—		2,355,233
Utilities	554,893	—		—		554,893
Future	24,487	—		—		24,487
Rights
Energy	—	—	(b)	—		—	(b)
Health Care	—	1,393		—	(b)	1,393
Industrials	—	—		325		325
Short-Term Investments
Investment Companies	10,518,774	—		—		10,518,774
Warrant
Real Estate	106	—		—		106

Total Assets	$155,543,511	$19,422		$15,027		$155,577,960

Total Liabilities	$—	$—		$—		$—

Total	$155,543,511	$19,422		$15,027		$155,577,960

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $549 transferred from Level 3 to Level 1 at the end of the period due to observable market data.

(b)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,445,688
Aggregate gross unrealized depreciation	(24,273,232)

Net unrealized appreciation	$13,172,456

Federal income tax cost of investments in securities and derivative instruments, if applicable	$142,405,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Food, Beverage & Tobacco (1.9%)
Agricultural Products & Services (1.9%)
Archer-Daniels-Midland Co.	5,758	$361,660
Bunge Global SA	1,569	160,854
Darling Ingredients, Inc.*	1,722	80,090
Wilmar International Ltd.	20,644	52,441

		655,045

Total Food, Beverage & Tobacco		655,045

Energy (65.9%)
Coal & Consumable Fuels (0.6%)
Cameco Corp.	4,684	202,776

Integrated Oil & Gas (44.3%)
BP plc	184,799	1,156,191
Cenovus Energy, Inc.	15,158	303,037
Chevron Corp.	19,303	3,044,855
Eni SpA	23,690	374,373
Equinor ASA	9,726	258,892
Exxon Mobil Corp.	43,149	5,015,640
Galp Energia SGPS SA	5,018	82,910
Imperial Oil Ltd.	2,025	139,674
Occidental Petroleum Corp.	7,106	461,819
OMV AG	1,590	75,236
Repsol SA	13,102	218,246
Shell plc	70,202	2,325,893
Suncor Energy, Inc.	13,926	513,943
TotalEnergies SE	23,439	1,604,976

		15,575,685

Oil & Gas Exploration & Production (21.0%)
Aker BP ASA	3,412	84,944
APA Corp.	4,013	137,967
ARC Resources Ltd.(x)	6,454	115,067
Canadian Natural Resources Ltd.	11,552	881,229
Chesapeake Energy Corp.	1,200	106,596
ConocoPhillips	12,819	1,631,602
Coterra Energy, Inc.	8,121	226,414
Devon Energy Corp.	6,917	347,095
Diamondback Energy, Inc.	1,836	363,840
EOG Resources, Inc.	6,296	804,881
EQT Corp.	4,219	156,398
Hess Corp.	2,976	454,257
Inpex Corp.	10,433	158,480
Marathon Oil Corp.	6,319	179,080
MEG Energy Corp.*	2,965	68,075
Ovintiv, Inc.	2,799	145,268
Pioneer Natural Resources Co.	2,522	662,025
Santos Ltd.	35,064	177,083
Texas Pacific Land Corp.	198	114,545
Tourmaline Oil Corp.	3,599	168,266
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,060	339,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Woodside Energy Group Ltd. (London Stock Exchange)	3,439	$68,492

		7,390,679

Total Energy		23,169,140

Materials (31.4%)
Aluminum (0.2%)
Norsk Hydro ASA	14,324	79,020

Copper (2.8%)
Antofagasta plc	4,257	109,555
First Quantum Minerals Ltd.	7,649	82,219
Freeport-McMoRan, Inc.	15,481	727,916
Lundin Mining Corp.	7,098	72,628

		992,318

Diversified Metals & Mining (12.4%)
Anglo American plc	13,719	337,963
BHP Group Ltd. (ASE Stock Exchange)	35,687	1,029,518
BHP Group Ltd. (London Stock Exchange)	19,035	546,569
Boliden AB	2,953	82,005
Glencore plc	111,962	615,135
Ivanhoe Mines Ltd., Class A*	6,847	81,686
Mineral Resources Ltd.	1,897	87,608
Pilbara Minerals Ltd.	30,866	77,036
Rio Tinto Ltd.	4,008	318,014
Rio Tinto plc	12,158	769,870
South32 Ltd.	48,899	95,595
Sumitomo Metal Mining Co. Ltd.	2,696	79,840
Teck Resources Ltd., Class B	4,975	227,714

		4,348,553

Fertilizers & Agricultural Chemicals (3.5%)
CF Industries Holdings, Inc.	2,063	171,662
Corteva, Inc.	7,608	438,753
FMC Corp.	1,347	85,804
ICL Group Ltd.	8,353	44,164
Mosaic Co. (The)	3,529	114,551
Nutrien Ltd.	5,339	290,057
OCI NV	1,139	31,200
Yara International ASA	1,788	56,600

		1,232,791

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B(x)	6,543	100,431
West Fraser Timber Co. Ltd.	606	52,326

		152,757

Gold (5.1%)
Agnico Eagle Mines Ltd.	5,356	319,371
Barrick Gold Corp.	18,958	315,325
Endeavour Mining plc	1,983	40,271
Franco-Nevada Corp.	2,074	247,125
Kinross Gold Corp.	13,255	81,318
Newmont Corp.	12,442	445,921
Northern Star Resources Ltd.	12,407	116,990
Wheaton Precious Metals Corp.	4,891	230,369

		1,796,690

Paper Products (1.1%)
Holmen AB, Class B*	823	33,477
Mondi plc	4,766	83,945
Stora Enso OYJ, Class R	6,281	87,312
UPM-Kymmene OYJ	5,762	191,898

		396,632

Silver (0.2%)
Pan American Silver Corp.	3,935	59,321

Steel (5.7%)
ArcelorMittal SA	5,524	151,701
BlueScope Steel Ltd.	4,814	74,818
Cleveland-Cliffs, Inc.*	5,451	123,956
Fortescue Ltd.	18,282	306,176
JFE Holdings, Inc.	6,245	103,073
Nippon Steel Corp.	9,281	222,491
Nucor Corp.	2,654	525,227
Reliance, Inc.	620	207,191
Steel Dynamics, Inc.	1,660	246,062
voestalpine AG	1,253	35,147

		1,995,842

Total Materials		11,053,924

Total Common Stocks (99.2%) (Cost $27,695,786)		34,878,109

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	203,654	203,654

Total Short-Term Investment (0.6%) (Cost $203,654)		203,654

Total Investments in Securities (99.8%) (Cost $27,899,440)		35,081,763
Other Assets Less Liabilities (0.2%)		85,417

Net Assets (100%)		$35,167,180

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $194,122. This was collateralized by cash of $203,654 which was subsequently invested in investment companies.

Country Diversification

As a Percentage of Total Net Assets

Australia	13.1%
Austria	0.6
Brazil	0.8
Burkina Faso	0.1
Canada	11.6
Chile	0.5
China	0.2
Finland	0.8
France	4.6
Israel	0.1
Italy	1.1
Japan	1.6
Luxembourg	0.4
Netherlands	6.7
Norway	1.2
Portugal	0.2
South Africa	1.0
Spain	0.6
Sweden	0.6
United Kingdom	3.3
United States	50.5
Zambia	0.2
Cash and Other	0.2

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$602,604	$52,441	$—	$655,045
Energy	16,244,349	6,924,791	—	23,169,140
Materials	5,146,502	5,907,422	—	11,053,924
Short-Term Investment
Investment Company	203,654	—	—	203,654

Total Assets	$22,197,109	$12,884,654	$—	$35,081,763

Total Liabilities	$—	$—	$—	$—

Total	$22,197,109	$12,884,654	$—	$35,081,763

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,854,916
Aggregate gross unrealized depreciation	(1,172,785)

Net unrealized appreciation	$6,682,131

Federal income tax cost of investments in securities and derivative instruments, if applicable	$28,399,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (85.0%)
Data Center REITs (7.3%)
Digital Core REIT Management Pte. Ltd. (REIT)	14,920	$8,952
Digital Realty Trust, Inc. (REIT)	6,405	922,576
Equinix, Inc. (REIT)	1,980	1,634,154
Keppel DC REIT (REIT)	27,098	34,719

		2,600,401

Diversified REITs (6.3%)
Abrdn Property Income Trust Ltd. (REIT)	8,089	5,003
Activia Properties, Inc. (REIT)	15	40,775
AEW UK REIT plc (REIT)(m)	3,358	3,636
Alexander & Baldwin, Inc. (REIT)	1,524	25,100
American Assets Trust, Inc. (REIT)	1,026	22,480
Argosy Property Ltd. (REIT)	17,803	11,966
Armada Hoffler Properties, Inc. (REIT)	1,416	14,726
British Land Co. plc (The) (REIT)	19,631	97,920
Broadstone Net Lease, Inc. (REIT)	3,951	61,912
Charter Hall Long Wale REIT (REIT)	13,996	34,840
Covivio SA (REIT)	1,127	57,997
Cromwell European REIT (REIT)(m)	7,013	10,441
Custodian Property Income Reit plc (REIT)	8,633	8,869
Daiwa House REIT Investment Corp. (REIT)	47	80,289
Empire State Realty Trust, Inc. (REIT), Class A	2,776	28,121
Essential Properties Realty Trust, Inc. (REIT)	3,278	87,391
Global Net Lease, Inc. (REIT)	4,090	31,779
GPT Group (The) (REIT)	40,689	121,173
Growthpoint Properties Australia Ltd. (REIT)	5,764	9,541
H&R REIT (REIT)	5,450	37,217
Hankyu Hanshin REIT, Inc. (REIT)	14	12,985
Heiwa Real Estate REIT, Inc. (REIT)	21	19,713
Hulic Reit, Inc. (REIT)	27	27,432
Icade (REIT)	690	18,685
KDX Realty Investment Corp. (REIT)	88	93,534
Land Securities Group plc (REIT)	15,652	130,029
LondonMetric Property plc (REIT)	40,004	102,598
Merlin Properties SOCIMI SA (REIT)	7,089	76,288
Mirvac Group (REIT)	83,722	128,756
Mori Trust Reit, Inc. (REIT)	53	25,523
NIPPON REIT Investment Corp. (REIT)	9	21,076
Nomura Real Estate Master Fund, Inc. (REIT)	95	93,883
NTT UD REIT Investment Corp. (REIT)	30	24,435
OUE REIT (REIT)	45,263	9,386
Schroder REIT Ltd. (REIT)	10,379	5,489
Sekisui House Reit, Inc. (REIT)	87	46,667
SK REITs Co. Ltd. (REIT)	2,383	7,240
Star Asia Investment Corp. (REIT)	47	18,101
Stockland (REIT)	50,665	160,127
Stride Property Group (REIT)	10,415	8,400
Sunlight REIT (REIT)	22,781	4,715
Suntec REIT (REIT)	44,478	35,576
Takara Leben Real Estate Investment Corp. (REIT)	14	9,396
Tokyu REIT, Inc. (REIT)	20	21,271
United Urban Investment Corp. (REIT)	63	64,049
WP Carey, Inc. (REIT)	4,594	259,285

		2,215,815

Health Care REITs (7.3%)
Aedifica SA (REIT)	1,000	61,441
Assura plc (REIT)	61,791	33,005
CareTrust REIT, Inc. (REIT)	2,520	61,412
Cofinimmo SA (REIT)	780	51,037
Community Healthcare Trust, Inc. (REIT)	561	14,895
Health Care & Medical Investment Corp. (REIT)	7	6,233
Healthcare Realty Trust, Inc. (REIT), Class A	8,049	113,893
HealthCo REIT (REIT)(x)	9,508	7,869
Healthpeak Properties, Inc. (REIT)	14,971	280,706
Impact Healthcare REIT plc (REIT), Class B(m)	6,779	7,204
Life Science Reit plc (REIT)(x)	7,432	3,687
LTC Properties, Inc. (REIT)	862	28,024
Medical Properties Trust, Inc. (REIT)	12,576	59,107
National Health Investors, Inc. (REIT)	877	55,102
NorthWest Healthcare Properties REIT (REIT)	4,513	15,626
Omega Healthcare Investors, Inc. (REIT)	5,187	164,272
Parkway Life REIT (REIT)	8,500	22,033
Primary Health Properties plc (REIT)	28,008	33,141
Sabra Health Care REIT, Inc. (REIT)	4,865	71,856
Target Healthcare REIT plc (REIT)	13,157	13,982
Ventas, Inc. (REIT)	8,470	368,784
Vital Healthcare Property Trust (REIT)	10,531	14,031
Welltower, Inc. (REIT)	11,751	1,098,013

		2,585,353

Hotel & Resort REITs (2.9%)
Apple Hospitality REIT, Inc. (REIT)	4,532	74,234
CapitaLand Ascott Trust (REIT)	52,175	36,516
CDL Hospitality Trusts (REIT)	18,277	13,807
DiamondRock Hospitality Co. (REIT)	4,419	42,466
Far East Hospitality Trust (REIT)	20,469	9,702
Hoshino Resorts REIT, Inc. (REIT)(x)	5	19,091
Host Hotels & Resorts, Inc. (REIT)	14,817	306,415
Hotel Property Investments Ltd. (REIT)	4,071	8,967
Invincible Investment Corp. (REIT)	142	63,693
Japan Hotel REIT Investment Corp. (REIT)	98	51,337
Park Hotels & Resorts, Inc. (REIT)	4,404	77,026
Pebblebrook Hotel Trust (REIT)(x)	2,499	38,510
RLJ Lodging Trust (REIT)	3,222	38,084
Ryman Hospitality Properties, Inc. (REIT)	1,227	141,853
Service Properties Trust (REIT)	3,465	23,493
Summit Hotel Properties, Inc. (REIT)	2,202	14,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sunstone Hotel Investors, Inc. (REIT)	4,320	$48,125
Xenia Hotels & Resorts, Inc. (REIT)	2,219	33,307

		1,040,961

Industrial REITs (17.1%)
Advance Logistics Investment Corp. (REIT)	14	11,218
AIMS APAC REIT (REIT)	13,893	13,170
Americold Realty Trust, Inc. (REIT)	6,008	149,719
ARGAN SA (REIT)	209	18,918
CapitaLand Ascendas REIT (REIT)	75,387	154,654
Centuria Industrial REIT (REIT)	11,136	25,689
CRE Logistics REIT, Inc. (REIT)	13	12,924
Dexus Industria REIT (REIT)	4,492	9,045
Dream Industrial REIT (REIT)	5,341	51,969
EastGroup Properties, Inc. (REIT)	970	174,377
ESR Kendall Square REIT Co. Ltd. (REIT)	2,550	8,344
ESR-LOGOS REIT (REIT)	130,247	28,456
First Industrial Realty Trust, Inc. (REIT)	2,797	146,954
Frasers Logistics & Commercial Trust (REIT)(m)	60,769	47,706
GLP J-REIT (REIT)	99	82,925
Goodman Group (REIT)	39,180	863,225
Goodman Property Trust (REIT)	23,368	31,832
Granite REIT (REIT)	1,266	72,256
Industrial & Infrastructure Fund Investment Corp. (REIT)	49	44,442
Innovative Industrial Properties, Inc. (REIT)	587	60,778
Intervest Offices & Warehouses NV (REIT)	67	1,493
Japan Logistics Fund, Inc. (REIT)	19	34,591
LaSalle Logiport REIT (REIT)	40	40,957
LXP Industrial Trust (REIT)	6,090	54,932
Mapletree Industrial Trust (REIT)	41,399	71,745
Mapletree Logistics Trust (REIT)	69,766	75,437
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	10	25,433
Mitsui Fudosan Logistics Park, Inc. (REIT)	12	36,068
Montea NV (REIT)	379	34,142
Nippon Prologis REIT, Inc. (REIT)	52	92,609
Prologis, Inc. (REIT)	19,571	2,548,536
Rexford Industrial Realty, Inc. (REIT)	4,461	224,388
Segro plc (REIT)	28,300	322,827
SOSiLA Logistics REIT, Inc. (REIT)	15	12,089
STAG Industrial, Inc. (REIT)	3,852	148,071
Terreno Realty Corp. (REIT)	1,773	117,727
Tritax Big Box REIT plc (REIT)	40,386	80,130
Urban Logistics REIT plc (REIT)	9,778	14,118
Warehouse Reit plc (REIT)(m)	8,416	8,774
Warehouses De Pauw CVA (REIT)	3,560	101,625

		6,054,293

Multi-Family Residential REITs (8.7%)
Advance Residence Investment Corp. (REIT)	28	61,963
Apartment Income REIT Corp. (REIT), Class A	3,108	100,917
Apartment Investment and Management Co. (REIT), Class A*	3,030	24,816
AvalonBay Communities, Inc. (REIT)	3,005	557,608
Boardwalk REIT (REIT)	851	49,054
Camden Property Trust (REIT)	2,199	216,382
Canadian Apartment Properties REIT (REIT)	3,538	121,429
Centerspace (REIT)	318	18,170
Comforia Residential REIT, Inc. (REIT)	15	32,402
Daiwa Securities Living Investments Corp. (REIT)	41	28,465
Elme Communities (REIT)	1,847	25,710
Empiric Student Property plc (REIT)	12,448	14,926
Equity Residential (REIT)	7,908	499,074
Essex Property Trust, Inc. (REIT)	1,353	331,228
Home Invest Belgium SA (REIT)	206	3,676
Home Reit plc (REIT)(r)*	17,110	6,163
Independence Realty Trust, Inc. (REIT)	4,743	76,505
Ingenia Communities Group (REIT)	7,824	26,665
InterRent REIT (REIT)	2,846	28,490
Irish Residential Properties REIT plc (REIT)	9,429	10,478
Killam Apartment REIT (REIT)	2,441	33,482
Mid-America Apartment Communities, Inc. (REIT)	2,461	323,818
NexPoint Residential Trust, Inc. (REIT)	474	15,258
Nippon Accommodations Fund, Inc. (REIT)	10	43,136
Residential Secure Income plc (REIT)(m)	3,930	2,649
Samty Residential Investment Corp. (REIT)	9	6,361
Starts Proceed Investment Corp. (REIT)	5	6,976
Triple Point Social Housing REIT plc (REIT)(m)	7,561	5,707
UDR, Inc. (REIT)	6,955	260,187
UNITE Group plc (The) (REIT)	7,350	90,727
Veris Residential, Inc. (REIT)	1,663	25,294
Xior Student Housing NV (REIT)(m)	697	21,055

		3,068,771

Office REITs (6.6%)
Abacus Group (REIT)	10,701	8,717
Alexandria Real Estate Equities, Inc. (REIT)	3,677	474,002
Allied Properties REIT (REIT)	2,680	34,960
Boston Properties, Inc. (REIT)	3,325	217,156
Brandywine Realty Trust (REIT)	3,576	17,165
Centuria Office REIT (REIT)	9,811	8,535
Champion REIT (REIT)	39,814	8,190
CLS Holdings plc (REIT)	3,526	3,832
COPT Defense Properties (REIT)	2,370	57,283
Cousins Properties, Inc. (REIT)	3,206	77,072
Cromwell Property Group (REIT)	30,099	8,532
Daiwa Office Investment Corp. (REIT)	6	23,345
Derwent London plc (REIT)	2,362	64,632
Dexus (REIT)	22,847	117,766
Douglas Emmett, Inc. (REIT)	3,389	47,005
Easterly Government Properties, Inc. (REIT), Class A	2,014	23,181
Gecina SA (REIT)	1,097	112,018
Global One Real Estate Investment Corp. (REIT)(x)	22	15,812
Great Portland Estates plc (REIT)	4,563	22,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Helical plc (REIT)	2,176	$5,713
Highwoods Properties, Inc. (REIT)	2,204	57,701
Hudson Pacific Properties, Inc. (REIT)	2,902	18,718
Ichigo Office REIT Investment Corp. (REIT)	25	13,558
Inmobiliaria Colonial SOCIMI SA (REIT)	6,740	39,920
Japan Excellent, Inc. (REIT)(x)	26	22,328
Japan Prime Realty Investment Corp. (REIT)	19	42,109
Japan Real Estate Investment Corp. (REIT)(x)	28	99,696
JBG SMITH Properties (REIT)	1,972	31,651
JR Global REIT (REIT)	2,460	7,620
Keppel REIT (REIT)	51,938	33,465
Kilroy Realty Corp. (REIT)	2,471	90,018
Mirai Corp. (REIT)	40	12,142
Mori Hills REIT Investment Corp. (REIT)	33	30,040
Nippon Building Fund, Inc. (REIT)	32	127,890
NSI NV (REIT)	383	7,851
One REIT, Inc. (REIT)	5	8,740
Orix JREIT, Inc. (REIT)	56	60,890
Paramount Group, Inc. (REIT)	3,888	18,235
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,595	18,243
Precinct Properties Group (REIT)	28,221	20,486
Prosperity REIT (REIT)	24,999	4,152
Regional REIT Ltd. (REIT)(m)	9,330	2,467
Sankei Real Estate, Inc. (REIT)	10	5,859
Shinhan Alpha REIT Co. Ltd. (REIT)	1,450	7,238
SL Green Realty Corp. (REIT)	1,362	75,087
Vornado Realty Trust (REIT)	3,745	107,744
Workspace Group plc (REIT)	3,037	19,645

		2,330,743

Other Specialized REITs (3.0%)
Arena REIT (REIT)	7,460	19,299
Charter Hall Social Infrastructure REIT (REIT)	7,082	12,507
EPR Properties (REIT)	1,572	66,731
Four Corners Property Trust, Inc. (REIT)	1,901	46,518
Gaming and Leisure Properties, Inc. (REIT)	5,422	249,792
Safehold, Inc. (REIT)	1,022	21,053
VICI Properties, Inc. (REIT), Class A	21,927	653,205

		1,069,105

Retail REITs (16.3%)
Acadia Realty Trust (REIT)	2,111	35,908
AEON REIT Investment Corp. (REIT)	37	33,974
Agree Realty Corp. (REIT)	2,100	119,952
Ascencio (REIT)	109	5,597
Brixmor Property Group, Inc. (REIT)	6,344	148,767
BWP Trust (REIT)	10,324	24,287
CapitaLand Integrated Commercial Trust (REIT)	107,695	157,923
Carmila SA (REIT)*	1,212	21,078
Charter Hall Retail REIT (REIT)	10,410	25,167
Choice Properties REIT (REIT)(x)	5,431	55,250
Crombie REIT (REIT)	2,237	22,609
Eurocommercial Properties NV (REIT)	893	20,366
Federal Realty Investment Trust (REIT)	1,713	174,931
First Capital REIT (REIT)(x)	4,486	52,028
Fortune REIT (REIT)	29,391	14,307
Frasers Centrepoint Trust (REIT)	22,798	36,977
Frontier Real Estate Investment Corp. (REIT)	10	30,255
Fukuoka REIT Corp. (REIT)	15	17,122
Getty Realty Corp. (REIT)	1,003	27,432
Hamborner REIT AG (REIT)	1,512	11,190
Hammerson plc (REIT)	82,358	30,956
HomeCo Daily Needs REIT (REIT)(m)	36,804	30,459
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,384	2,267
InvenTrust Properties Corp. (REIT)	1,429	36,740
Japan Metropolitan Fund Invest (REIT)	146	90,949
Kimco Realty Corp. (REIT)	13,908	272,736
Kite Realty Group Trust (REIT)	4,576	99,208
Kiwi Property Group Ltd. (REIT)	33,796	16,961
Klepierre SA (REIT)	4,366	113,046
Lar Espana Real Estate SOCIMI SA (REIT)*	1,258	9,799
Lendlease Global Commercial REIT (REIT)	35,987	15,458
Link REIT (REIT)	54,137	232,750
LOTTE Reit Co. Ltd. (REIT)	2,580	6,219
Macerich Co. (The) (REIT)	4,542	78,259
Mapletree Pan Asia Commercial Trust (REIT)	48,386	45,869
Mercialys SA (REIT)	1,980	23,049
NETSTREIT Corp. (REIT)(x)	1,453	26,692
NewRiver REIT plc (REIT)	6,501	6,638
NNN REIT, Inc. (REIT)	3,845	164,335
PARAGON REIT (REIT)	22,860	14,137
Phillips Edison & Co., Inc. (REIT)	2,529	90,715
Primaris REIT (REIT)	2,038	20,989
Realty Income Corp. (REIT)	17,637	954,162
Regency Centers Corp. (REIT)	3,830	231,945
Region RE Ltd. (REIT)	24,639	38,374
Retail Estates NV (REIT)	261	18,303
Retail Opportunity Investments Corp. (REIT)	2,587	33,165
RioCan REIT (REIT)	6,344	86,504
Scentre Group (REIT)	110,155	243,343
Shaftesbury Capital plc (REIT)	28,904	52,642
Simon Property Group, Inc. (REIT)	6,880	1,076,651
SITE Centers Corp. (REIT)	4,006	58,688
SmartCentres REIT (REIT)	2,747	47,110
Starhill Global REIT (REIT)	30,559	10,863
Supermarket Income Reit plc (REIT)	26,384	25,841
Tanger, Inc. (REIT)	2,199	64,936
Unibail-Rodamco-Westfield (REIT)*	2,184	175,537
Urban Edge Properties (REIT)(x)	2,415	41,707
Vastned Retail NV (REIT)	364	8,816
Vicinity Ltd. (REIT)	80,017	111,065
Waypoint REIT Ltd. (REIT)	14,263	23,701
Wereldhave NV (REIT)	932	14,519

		5,781,223

Self-Storage REITs (5.8%)
Abacus Storage King (REIT)	11,292	9,198
Big Yellow Group plc (REIT)	3,965	53,247
CubeSmart (REIT)	4,741	214,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	4,434	$651,798
National Storage Affiliates Trust (REIT)	1,591	62,304
National Storage REIT (REIT)	26,379	41,256
Public Storage (REIT)	3,323	963,869
Safestore Holdings plc (REIT)	4,498	42,834
Shurgard Self Storage Ltd. (REIT)	651	29,066

		2,067,960

Single-Family Residential REITs (3.7%)
American Homes 4 Rent (REIT), Class A	7,058	259,593
Equity LifeStyle Properties, Inc. (REIT)	3,766	242,531
Invitation Homes, Inc. (REIT)	12,957	461,399
PRS REIT plc (The) (REIT)	10,955	10,992
Sun Communities, Inc. (REIT)	2,605	334,951

		1,309,466

Total Equity Real Estate Investment Trusts (REITs)		30,124,091

Health Care Equipment & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	5,065	46,217

Total Health Care Equipment & Services		46,217

Real Estate Management & Development (13.7%)
Diversified Real Estate Activities (5.5%)
Allreal Holding AG (Registered)	309	53,039
City Developments Ltd.	10,292	44,590
Heiwa Real Estate Co. Ltd.	695	18,181
Mitsubishi Estate Co. Ltd.	23,027	417,553
Mitsui Fudosan Co. Ltd.	56,805	609,215
New World Development Co. Ltd.	29,996	31,656
Nomura Real Estate Holdings, Inc.	2,268	63,869
Peach Property Group AG(x)*	311	4,131
Sumitomo Realty & Development Co. Ltd.	8,381	310,924
Sun Hung Kai Properties Ltd.	30,259	291,692
Tokyo Tatemono Co. Ltd.	4,152	69,817
UOL Group Ltd.	10,460	44,543

		1,959,210

Real Estate Development (0.8%)
CK Asset Holdings Ltd.	40,794	167,827
Lifestyle Communities Ltd.	2,322	23,711
Sino Land Co. Ltd.	74,333	77,211

		268,749

Real Estate Operating Companies (7.4%)
Abrdn European Logistics Income plc (REIT)(m)	8,306	6,374
Aeon Mall Co. Ltd.	1,928	22,696
Amot Investments Ltd.	4,566	21,633
Aroundtown SA(x)*	14,492	30,566
Atrium Ljungberg AB, Class B	947	18,508
Azrieli Group Ltd.	776	56,034
CA Immobilien Anlagen AG	722	25,471
CapitaLand Investment Ltd.	52,810	104,818
Castellum AB*	9,060	119,259
Catena AB	707	34,544
Cibus Nordic Real Estate AB publ	1,196	15,676
Citycon OYJ(x)*	1,787	7,376
Corem Property Group AB, Class B	14,173	14,446
Deutsche EuroShop AG	254	5,201
Deutsche Wohnen SE	1,045	21,421
Dios Fastigheter AB	1,877	15,107
Entra ASA(m)	1,512	15,636
Fabege AB	5,322	49,769
Fastighets AB Balder, Class B*	13,241	97,328
FastPartner AB, Class A	1,098	7,899
Grainger plc	15,457	50,294
Grand City Properties SA*	2,101	24,027
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	740
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	23,132	71,015
Hufvudstaden AB, Class A	2,276	27,642
Hulic Co. Ltd.	8,791	90,012
Hysan Development Co. Ltd.	13,280	21,412
Intershop Holding AG	23	16,526
Kennedy-Wilson Holdings, Inc.	2,515	21,579
Kojamo OYJ*	3,353	39,719
LEG Immobilien SE*	1,574	135,136
Melisron Ltd.	534	39,518
Mobimo Holding AG (Registered)	151	43,365
NP3 Fastigheter AB	620	12,801
Nyfosa AB	3,855	38,031
Pandox AB, Class B	1,872	31,427
Platzer Fastigheter Holding AB, Class B	1,144	9,833
PSP Swiss Property AG (Registered)	958	125,559
Sagax AB, Class B	4,559	120,279
Samhallsbyggnadsbolaget i Norden AB	23,446	9,259
Sirius Real Estate Ltd. (REIT)	28,064	34,695
StorageVault Canada, Inc.	4,996	19,032
Swire Properties Ltd.	22,382	47,012
Swiss Prime Site AG (Registered)	1,609	151,739
TAG Immobilien AG*	3,212	43,922
Tricon Residential, Inc.	5,140	57,299
VGP NV	214	24,496
Vonovia SE	14,777	436,815
Wallenstam AB, Class B	7,079	34,621
Wharf Real Estate Investment Co. Ltd.	33,064	107,511
Wihlborgs Fastigheter AB	5,627	52,149

		2,627,227

Total Real Estate Management & Development		4,855,186

Real Estate (0.0%)†
Real Estate Operating Companies (0.0%)†
Tritax EuroBox plc(m)	17,128	11,739

Total Real Estate		11,739

Total Common Stocks (98.8%) (Cost $35,749,074)		35,037,233

CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	11,468	11,782
Picton Property Income Ltd. (REIT)	11,612	9,556
UK Commercial Property REIT Ltd. (REIT)	15,617	13,758

Total Closed End Funds (0.1%) (Cost $45,407)		35,096

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (0.5%)
iShares U.S. Real Estate ETF(x)	1,021	91,788
Vanguard Global ex-U.S. Real Estate ETF	1,501	63,252

Total Exchange Traded Funds (0.5%) (Cost $158,824)		155,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	241,010	$241,010

Total Short-Term Investment (0.7%) (Cost $241,010)		241,010

Total Investments in Securities (100.1%) (Cost $36,194,315)		35,468,379
Other Assets Less Liabilities (-0.1%)		(18,014)

Net Assets (100%)		$35,450,365

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $173,847 or 0.5% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $347,141. This was collateralized by $132,975 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/25/24 - 2/15/54 and by cash of $241,010 which was subsequently invested in investment companies.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Country Diversification

As a Percentage of Total Net Assets

Australia	6.1%
Austria	0.1
Belgium	1.0
Canada	2.4
Finland	0.1
France	1.5
Germany	2.1
Guernsey	0.0	#
Hong Kong	3.1
Ireland	0.0	#
Israel	0.3
Italy	0.0	#
Japan	10.0
Netherlands	0.2
New Zealand	0.3
Norway	0.1
Singapore	3.0
South Korea	0.1
Spain	0.4
Sweden	2.0
Switzerland	1.1
United Kingdom	4.0
United States	62.2
Cash and Other	(0.1)

	100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$35,096	$—	$35,096
Common Stocks
Health Care	46,217	—	—	46,217
Real Estate	22,464,830	12,520,023	6,163	34,991,016
Exchange Traded Funds	155,040	—	—	155,040
Short-Term Investment
Investment Company	241,010	—	—	241,010

Total Assets	$22,907,097	$12,555,119	$6,163	$35,468,379

Total Liabilities	$—	$—	$—	$—

Total	$22,907,097	$12,555,119	$6,163	$35,468,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,489,875
Aggregate gross unrealized depreciation	(6,838,708)

Net unrealized depreciation	$(1,348,833)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,817,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	187	$6,285
ATN International, Inc.	1,524	48,014
Bandwidth, Inc., Class A(x)*	2,590	47,293
Cogent Communications Holdings, Inc.	2,353	153,721
Consolidated Communications Holdings, Inc.*	10,203	44,077
Globalstar, Inc.(x)*	12,440	18,287
IDT Corp., Class B	429	16,221
Liberty Latin America Ltd., Class A*	3,588	25,008
Liberty Latin America Ltd., Class C*	21,208	148,244
Lumen Technologies, Inc.(x)*	146,288	228,209
Shenandoah Telecommunications Co.	6,984	121,312

		856,671

Entertainment (2.1%)
Cinemark Holdings, Inc.*	2,669	47,962
Eventbrite, Inc., Class A*	894	4,899
IG Port, Inc.	400	17,677
Lions Gate Entertainment Corp., Class A*	3,469	34,517
Lions Gate Entertainment Corp., Class B*	4,478	41,690
Live Nation Entertainment, Inc.*	63,400	6,705,818
Madison Square Garden Entertainment Corp., Class A*	7,897	309,642
Madison Square Garden Sports Corp.*	2,200	405,944
Marcus Corp. (The)	3,254	46,402
Playstudios, Inc.*	12,754	35,456
Reservoir Media, Inc.*	2,732	21,665
Sphere Entertainment Co.*	10,851	532,567
Vivid Seats, Inc., Class A*	7,187	43,050

		8,247,289

Interactive Media & Services (0.2%)
Bumble, Inc., Class A*	14,487	164,427
DHI Group, Inc.*	6,810	17,366
EverQuote, Inc., Class A*	290	5,382
fuboTV, Inc.(x)*	42,633	67,360
MediaAlpha, Inc., Class A*	665	13,546
Nextdoor Holdings, Inc.*	9,287	20,896
Outbrain, Inc.*	5,890	23,266
System1, Inc.(x)*	3,939	7,720
TrueCar, Inc.*	12,589	42,677
Vimeo, Inc.*	19,258	78,765
Ziff Davis, Inc.*	5,045	318,037

		759,442

Media (0.6%)
Advantage Solutions, Inc.*	12,608	54,593
AMC Networks, Inc., Class A*	4,521	54,840
Boston Omaha Corp., Class A*	3,335	51,559
Cardlytics, Inc.(x)*	5,091	73,769
Clear Channel Outdoor Holdings, Inc.*	55,401	91,412
Daily Journal Corp.*	158	57,134
EchoStar Corp., Class A(x)*	18,263	260,248
Emerald Holding, Inc.*	2,303	15,683
EW Scripps Co. (The), Class A*	4,449	17,484
Gannett Co., Inc.*	20,993	51,223
Gray Television, Inc.	11,707	73,988
iHeartMedia, Inc., Class A*	15,173	31,711
John Wiley & Sons, Inc., Class A	5,264	200,716
Magnite, Inc.*	11,252	120,959
PubMatic, Inc., Class A*	4,914	116,560
Scholastic Corp.	3,691	139,188
Sinclair, Inc.(x)	4,106	55,308
Stagwell, Inc., Class A*	11,963	74,410
TEGNA, Inc.	28,584	427,045
Thryv Holdings, Inc.*	4,452	98,968
Urban One, Inc.*	1,823	3,719
Urban One, Inc., Class A*	1,443	3,896
WideOpenWest, Inc.*	7,835	28,363

		2,102,776

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	8,576	75,297
Spok Holdings, Inc.	2,634	42,013
Telephone and Data Systems, Inc.	14,344	229,791
Tingo Group, Inc.(x)*	17,503	448

		347,549

Total Communication Services		12,313,727

Consumer Discretionary (15.9%)
Automobile Components (0.7%)
Adient plc*	13,049	429,573
American Axle & Manufacturing Holdings, Inc.*	16,257	119,652
Atmus Filtration Technologies, Inc.*	4,666	150,478
Cooper-Standard Holdings, Inc.*	1,768	29,278
Dana, Inc.	18,675	237,172
Dorman Products, Inc.*	3,000	289,170
Goodyear Tire & Rubber Co. (The)*	40,394	554,610
Holley, Inc.(x)*	8,154	36,367
LCI Industries	2,228	274,178
Modine Manufacturing Co.*	2,691	256,156
Patrick Industries, Inc.	2,661	317,910
Solid Power, Inc.(x)*	23,953	48,625
Standard Motor Products, Inc.	3,025	101,489
Stoneridge, Inc.*	3,003	55,375

		2,900,033

Automobiles (0.1%)
Winnebago Industries, Inc.	4,036	298,664
Workhorse Group, Inc.(x)*	24,954	5,854

		304,518

Broadline Retail (0.0%)†
Big Lots, Inc.*	4,388	19,000
ContextLogic, Inc., Class A(x)*	2,958	16,831
Savers Value Village, Inc.*	1,889	36,420

		72,251

Distributors (0.0%)†
Weyco Group, Inc.	766	24,420

Diversified Consumer Services (0.4%)
2U, Inc.(x)*	10,997	4,286
Adtalem Global Education, Inc.*	5,636	289,690
Chegg, Inc.*	2,027	15,344
European Wax Center, Inc., Class A*	269	3,492
Graham Holdings Co., Class B	508	389,981
Laureate Education, Inc.	2,848	41,495
Lincoln Educational Services Corp.*	3,603	37,219
Perdoceo Education Corp.	9,425	165,503
Strategic Education, Inc.	3,291	342,659
Universal Technical Institute, Inc.*	4,599	73,308
WW International, Inc.*	8,110	15,004

		1,377,981

Hotels, Restaurants & Leisure (1.7%)
Bally’s Corp.(x)*	1,746	24,339
Biglari Holdings, Inc., Class B*	94	17,830
BJ’s Restaurants, Inc.*	1,273	46,057
Bowlero Corp., Class A(x)	437	5,987
Brinker International, Inc.*	581	28,864
Carnival Corp.*	32,000	522,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Carrols Restaurant Group, Inc.	4,979	$47,350
Century Casinos, Inc.*	1,070	3,381
Chuy’s Holdings, Inc.*	530	17,877
Denny’s Corp.*	1,905	17,069
Dine Brands Global, Inc.	173	8,041
El Pollo Loco Holdings, Inc.*	3,809	37,100
Empire Resorts, Inc.(r)*	307	—
Everi Holdings, Inc.*	4,681	47,044
First Watch Restaurant Group, Inc.*	1,885	46,409
Full House Resorts, Inc.*	211	1,175
Krispy Kreme, Inc.(x)	8,360	127,365
Life Time Group Holdings, Inc.*	4,299	66,720
Light & Wonder, Inc.*	6,910	705,442
Lindblad Expeditions Holdings, Inc.*	4,884	45,568
Mondee Holdings, Inc., Class A(x)*	702	1,622
Papa John’s International, Inc.	993	66,134
Red Rock Resorts, Inc., Class A	3,133	187,416
Sabre Corp.*	35,599	86,149
Six Flags Entertainment Corp.*	2,224	58,536
Sweetgreen, Inc., Class A*	2,770	69,970
United Parks & Resorts, Inc.*	255	14,333
Wendy’s Co. (The)	226,400	4,265,376
Xponential Fitness, Inc., Class A*	520	8,601

		6,574,635

Household Durables (2.3%)
Beazer Homes USA, Inc.*	4,272	140,122
Century Communities, Inc.	4,099	395,554
Dream Finders Homes, Inc., Class A*	2,147	93,888
Ethan Allen Interiors, Inc.	3,266	112,906
GoPro, Inc., Class A*	17,350	38,690
Green Brick Partners, Inc.*	2,481	149,431
Helen of Troy Ltd.*	3,438	396,195
Hooker Furnishings Corp.	1,498	35,967
Hovnanian Enterprises, Inc., Class A*	690	108,289
iRobot Corp.*	400	3,504
KB Home	9,888	700,861
Landsea Homes Corp.*	3,030	44,026
La-Z-Boy, Inc.	6,199	233,206
Legacy Housing Corp.*	1,501	32,302
LGI Homes, Inc.*	2,765	321,763
M.D.C. Holdings, Inc.	8,629	542,850
M/I Homes, Inc.*	3,867	527,033
Meritage Homes Corp.	5,257	922,393
Purple Innovation, Inc., Class A	7,475	13,006
Skyline Champion Corp.*	3,428	291,414
Snap One Holdings Corp.(x)*	2,854	24,601
Taylor Morrison Home Corp., Class A*	14,993	932,115
Traeger, Inc.*	5,050	12,777
Tri Pointe Homes, Inc.*	63,142	2,441,070
United Homes Group, Inc.(x)*	590	4,124
Vizio Holding Corp., Class A*	1,257	13,752
VOXX International Corp., Class A*	1,960	15,994
Worthington Enterprises, Inc.	4,400	273,812

		8,821,645

Leisure Products (0.2%)
AMMO, Inc.(x)*	13,565	37,304
Clarus Corp.(x)	3,731	25,184
Escalade, Inc.(x)	1,476	20,295
Funko, Inc., Class A*	1,602	9,996
JAKKS Pacific, Inc.*	1,047	25,861
Johnson Outdoors, Inc., Class A	841	38,778
Latham Group, Inc.*	5,834	23,103
Malibu Boats, Inc., Class A*	1,162	50,291
Smith & Wesson Brands, Inc.	6,686	116,069
Solo Brands, Inc., Class A(x)*	771	1,673
Sturm Ruger & Co., Inc.	138	6,369
Topgolf Callaway Brands Corp.*	20,721	335,059
Vista Outdoor, Inc.*	8,293	271,845

		961,827

Specialty Retail (10.2%)
1-800-Flowers.com, Inc., Class A*	3,820	41,371
Aaron’s Co., Inc. (The)	4,389	32,917
Abercrombie & Fitch Co., Class A*	3,377	423,239
American Eagle Outfitters, Inc.	20,331	524,336
America’s Car-Mart, Inc.*	811	51,799
Asbury Automotive Group, Inc.*	2,978	702,153
AutoNation, Inc.*	99,000	16,392,420
BARK, Inc.(x)*	21,357	26,483
Beyond, Inc.*	6,491	233,092
Big 5 Sporting Goods Corp.(x)	3,608	12,700
Build-A-Bear Workshop, Inc.	309	9,230
Caleres, Inc.	4,936	202,524
Carvana Co.(x)*	8,327	732,027
Cato Corp. (The), Class A	2,106	12,152
Children’s Place, Inc. (The)(x)*	1,783	20,576
Designer Brands, Inc., Class A(x)	5,991	65,482
Destination XL Group, Inc.*	7,483	26,939
Duluth Holdings, Inc., Class B*	2,169	10,628
EVgo, Inc., Class A(x)*	13,188	33,102
Foot Locker, Inc.	11,935	340,147
Genesco, Inc.*	1,627	45,784
Group 1 Automotive, Inc.	1,980	578,615
GrowGeneration Corp.*	9,371	26,801
Guess?, Inc.(x)	3,589	112,946
Haverty Furniture Cos., Inc.	2,124	72,471
Hibbett, Inc.	290	22,275
J Jill, Inc.*	712	22,763
Lands’ End, Inc.*	1,867	20,332
Lazydays Holdings, Inc.*	1,243	5,009
Leslie’s, Inc.*	23,322	151,593
MarineMax, Inc.*	3,056	101,642
Monro, Inc.	4,187	132,058
National Vision Holdings, Inc.*	10,423	230,974
ODP Corp. (The)*	4,578	242,863
OneWater Marine, Inc., Class A(x)*	1,786	50,276
Penske Automotive Group, Inc.	98,800	16,004,612
PetMed Express, Inc.(x)	3,007	14,403
Rent the Runway, Inc., Class A(x)*	6,626	2,289
Sally Beauty Holdings, Inc.*	755	9,377
Shoe Carnival, Inc.	2,642	96,803
Signet Jewelers Ltd.	6,290	629,440
Sleep Number Corp.*	1,555	24,927
Sonic Automotive, Inc., Class A	2,095	119,289
Sportsman’s Warehouse Holdings, Inc.*	5,984	18,610
Stitch Fix, Inc., Class A*	6,239	16,471
ThredUp, Inc., Class A*	9,525	19,050
Tile Shop Holdings, Inc.*	3,900	27,417
Tilly’s, Inc., Class A*	3,258	22,154
Upbound Group, Inc.	400	14,084
Urban Outfitters, Inc.*	6,163	267,597
Winmark Corp.	417	150,829
Zumiez, Inc.*	2,423	36,805

		39,183,876

Textiles, Apparel & Luxury Goods (0.3%)
Allbirds, Inc., Class A(x)*	15,329	10,640
Figs, Inc., Class A(x)*	2,334	11,623
Fossil Group, Inc.(x)*	7,569	7,720
G-III Apparel Group Ltd.*	5,985	173,625
Hanesbrands, Inc.*	16,817	97,539
Movado Group, Inc.	20,250	565,583
Oxford Industries, Inc.	555	62,382
Rocky Brands, Inc.	985	26,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vera Bradley, Inc.*	3,814	$25,935
Wolverine World Wide, Inc.	1,188	13,317

		995,087

Total Consumer Discretionary		61,216,273

Consumer Staples (4.1%)
Beverages (0.2%)
Crimson Wine Group Ltd.*	79,000	457,410
Duckhorn Portfolio, Inc. (The)*	5,920	55,115
Primo Water Corp.	19,535	355,733
Zevia PBC, Class A(x)*	1,555	1,819

		870,077

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	4,625	265,336
HF Foods Group, Inc.*	6,494	22,729
Ingles Markets, Inc., Class A	2,022	155,047
Natural Grocers by Vitamin Cottage, Inc.	1,442	26,028
PriceSmart, Inc.	1,086	91,224
SpartanNash Co.	5,128	103,637
United Natural Foods, Inc.*	8,425	96,803
Village Super Market, Inc., Class A	1,218	34,847
Weis Markets, Inc.	2,362	152,113

		947,764

Food Products (0.3%)
Alico, Inc.	4,994	146,224
B&G Foods, Inc.(x)	11,155	127,613
Benson Hill, Inc.(x)*	25,808	5,175
BRC, Inc., Class A(x)*	17	73
Cal-Maine Foods, Inc.	339	19,950
Dole plc	4,440	52,969
Forafric Global plc(x)*	485	5,025
Fresh Del Monte Produce, Inc.	5,033	130,405
Hain Celestial Group, Inc. (The)(x)*	12,642	99,366
Limoneira Co.(x)	2,499	48,881
Mission Produce, Inc.*	6,152	73,024
Seneca Foods Corp., Class A*	710	40,399
SunOpta, Inc.*	300	2,061
TreeHouse Foods, Inc.*	6,400	249,280

		1,000,445

Household Products (0.1%)
Central Garden & Pet Co.*	1,648	70,584
Central Garden & Pet Co., Class A*	7,192	265,528
Oil-Dri Corp. of America	559	41,679

		377,791

Personal Care Products (3.2%)
BellRing Brands, Inc.*	13,974	824,885
Edgewell Personal Care Co.	7,153	276,392
Herbalife Ltd.*	4,096	41,165
Inter Parfums, Inc.	77,800	10,931,678
Nature’s Sunshine Products, Inc.*	1,814	37,677
Nu Skin Enterprises, Inc., Class A	7,115	98,400
Waldencast plc, Class A*	3,945	25,643

		12,235,840

Tobacco (0.1%)
Universal Corp.	3,446	178,227
Vector Group Ltd.	17,524	192,063

		370,290

Total Consumer Staples		15,802,207

Energy (17.3%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	16,561	325,755
Atlas Energy Solutions, Inc.(x)	2,087	47,208
Bristow Group, Inc., Class A*	3,328	90,522
Core Laboratories, Inc.	4,507	76,980
Diamond Offshore Drilling, Inc.*	14,885	203,031
DMC Global, Inc.*	1,904	37,109
Dril-Quip, Inc.*	4,971	111,997
Expro Group Holdings NV*	8,086	161,477
Forum Energy Technologies, Inc.*	1,489	29,750
Helix Energy Solutions Group, Inc.*	20,749	224,919
Helmerich & Payne, Inc.	13,989	588,377
KLX Energy Services Holdings, Inc.(x)*	1,834	14,195
Kodiak Gas Services, Inc.(x)	1,494	40,846
Liberty Energy, Inc., Class A	22,595	468,168
Mammoth Energy Services, Inc.(x)*	3,693	13,443
Nabors Industries Ltd.*	148	12,747
Newpark Resources, Inc.*	11,081	80,005
Noble Corp. plc	2,734	132,572
Oil States International, Inc.*	9,094	56,019
Patterson-UTI Energy, Inc.	47,814	570,899
ProFrac Holding Corp., Class A(x)*	3,161	26,426
ProPetro Holding Corp.*	13,751	111,108
Ranger Energy Services, Inc., Class A	1,971	22,253
RPC, Inc.	12,435	96,247
SEACOR Marine Holdings, Inc.*	3,242	45,193
Seadrill Ltd.*	6,711	337,563
Select Water Solutions, Inc., Class A	11,830	109,191
Solaris Oilfield Infrastructure, Inc., Class A	3,727	32,313
Subsea 7 SA (ADR)	107,600	1,721,600
US Silica Holdings, Inc.*	10,834	134,450

		5,922,363

Oil, Gas & Consumable Fuels (15.8%)
Amplify Energy Corp.*	5,552	36,699
Ardmore Shipping Corp.	6,027	98,963
Berry Corp.	10,772	86,715
California Resources Corp.	10,061	554,361
Centrus Energy Corp., Class A*	1,720	71,432
Chord Energy Corp.	6,070	1,081,917
Civitas Resources, Inc.	11,663	885,338
Clean Energy Fuels Corp.*	25,373	68,000
CNX Resources Corp.*	22,650	537,258
Comstock Resources, Inc.(x)	13,225	122,728
CONSOL Energy, Inc.	4,443	372,146
Crescent Energy Co., Class A(x)	6,989	83,169
CVR Energy, Inc.	346	12,338
Delek US Holdings, Inc.	9,131	280,687
DHT Holdings, Inc.	19,481	224,032
Dorian LPG Ltd.(x)	2,095	80,574
Encore Energy Corp.(x)*	23,241	101,796
Energy Fuels, Inc.(x)*	3,103	19,518
Equitrans Midstream Corp.	44,513	555,967
Excelerate Energy, Inc., Class A	580	9,292
FLEX LNG Ltd.(x)	1,432	36,416
FutureFuel Corp.	4,174	33,601
Gevo, Inc.(x)*	36,262	27,875
Golar LNG Ltd.	13,341	320,984
Granite Ridge Resources, Inc.(x)	4,999	32,494
Green Plains, Inc.*	6,611	152,846
Gulfport Energy Corp.*	1,592	254,911
Hallador Energy Co.*	3,441	18,341
HighPeak Energy, Inc.(x)	386	6,087
International Seaways, Inc.	5,897	313,720
Kinetik Holdings, Inc., Class A	4,637	184,877
Magnolia Oil & Gas Corp., Class A(x)	1,567	40,664
Matador Resources Co.	13,461	898,791
Murphy Oil Corp.	21,082	963,447
NACCO Industries, Inc., Class A	667	20,143
Nordic American Tankers Ltd.	30,264	118,635
Northern Oil & Gas, Inc.	1,572	62,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Overseas Shipholding Group, Inc.,
Class A	8,326	$53,286
Par Pacific Holdings, Inc.*	4,956	183,669
PBF Energy, Inc., Class A	15,915	916,227
Peabody Energy Corp.	16,293	395,268
Permian Basin Royalty Trust	25,900	313,390
Permian Resources Corp.	57,832	1,021,313
PrairieSky Royalty Ltd.(x)	91,300	1,788,187
PrimeEnergy Resources Corp.*	92	9,223
REX American Resources Corp.*	1,626	95,462
Ring Energy, Inc.(x)*	18,422	36,107
SandRidge Energy, Inc.	3,569	52,000
Scorpio Tankers, Inc.	6,855	490,475
SFL Corp. Ltd.	16,552	218,155
SilverBow Resources, Inc.*	2,991	102,113
Sitio Royalties Corp., Class A	6,495	160,556
SM Energy Co.	16,771	836,034
Talos Energy, Inc.*	19,837	276,329
Teekay Corp.*	9,186	66,874
Teekay Tankers Ltd., Class A	3,478	203,150
Tellurian, Inc.(x)*	75,754	50,104
Texas Pacific Land Corp.	75,690	43,787,422
Uranium Energy Corp.*	55,644	375,597
VAALCO Energy, Inc.	13,060	91,028
Vital Energy, Inc.*	3,377	177,428
Vitesse Energy, Inc.	3,578	84,906
World Kinect Corp.	8,746	231,332

		60,784,774

Total Energy		66,707,137

Financials (14.3%)
Banks (7.9%)
1st Source Corp.	2,383	124,917
ACNB Corp.(x)	1,168	43,917
Amalgamated Financial Corp.	2,594	62,256
Amerant Bancorp, Inc., Class A	3,603	83,914
American National Bankshares, Inc.	1,548	73,932
Ameris Bancorp	9,593	464,109
Ames National Corp.(x)	1,287	25,972
Arrow Financial Corp.	2,191	54,819
Associated Banc-Corp.	21,714	467,068
Atlantic Union Bankshares Corp.	10,755	379,759
Axos Financial, Inc.*	6,919	373,903
Banc of California, Inc.	19,428	295,500
BancFirst Corp.	2,754	242,435
Bank First Corp.	1,348	116,831
Bank of Hawaii Corp.	5,700	355,623
Bank of Marin Bancorp	2,460	41,254
Bank of NT Butterfield & Son Ltd. (The)	6,456	206,527
Bank7 Corp.	505	14,241
BankUnited, Inc.	10,775	301,700
Bankwell Financial Group, Inc.	919	23,839
Banner Corp.	4,975	238,800
Bar Harbor Bankshares	2,114	55,979
BayCom Corp.	1,409	29,039
BCB Bancorp, Inc.	2,350	24,557
Berkshire Hills Bancorp, Inc.	6,193	141,944
Blue Foundry Bancorp*	3,343	31,290
Blue Ridge Bankshares, Inc.	2,742	7,376
Bridgewater Bancshares, Inc.*	3,013	35,071
Brookline Bancorp, Inc.	12,530	124,799
Burke & Herbert Financial Services Corp.(x)	901	50,483
Business First Bancshares, Inc.	3,536	78,782
Byline Bancorp, Inc.	3,708	80,538
C&F Financial Corp.	427	20,923
Cadence Bank	25,369	735,701
Cambridge Bancorp	1,082	73,749
Camden National Corp.	2,068	69,319
Capital Bancorp, Inc.	1,334	27,787
Capital City Bank Group, Inc.	1,240	34,348
Capitol Federal Financial, Inc.	17,708	105,540
Capstar Financial Holdings, Inc.	2,676	53,788
Carter Bankshares, Inc.*	3,461	43,747
Cathay General Bancorp	10,073	381,062
Central Pacific Financial Corp.	3,611	71,317
Central Valley Community Bancorp	1,487	29,576
Chemung Financial Corp.(x)	438	18,606
ChoiceOne Financial Services, Inc.(x)	1,128	30,851
Citizens & Northern Corp.	2,114	39,701
Citizens Financial Services, Inc.	468	23,026
City Holding Co.	1,916	199,686
Civista Bancshares, Inc.	2,283	35,113
CNB Financial Corp.	3,125	63,719
Codorus Valley Bancorp, Inc.	1,310	29,816
Colony Bankcorp, Inc.	2,562	29,463
Columbia Financial, Inc.*	2,656	45,710
Community Bank System, Inc.	7,728	371,176
Community Trust Bancorp, Inc.	2,220	94,683
ConnectOne Bancorp, Inc.	5,244	102,258
CrossFirst Bankshares, Inc.*	6,511	90,112
Customers Bancorp, Inc.*	4,140	219,668
CVB Financial Corp.	19,338	344,990
Dime Community Bancshares, Inc.	4,980	95,915
Eagle Bancorp, Inc.	4,205	98,775
Eastern Bankshares, Inc.	22,462	309,526
Enterprise Bancorp, Inc.	1,433	37,215
Enterprise Financial Services Corp.	5,240	212,534
Equity Bancshares, Inc., Class A	2,113	72,624
Esquire Financial Holdings, Inc.	57	2,706
ESSA Bancorp, Inc.(x)	1,119	20,399
Evans Bancorp, Inc.	719	21,469
Farmers & Merchants Bancorp, Inc.	1,892	42,173
Farmers National Banc Corp.(x)	5,354	71,529
FB Financial Corp.	5,161	194,363
Fidelity D&D Bancorp, Inc.	682	33,029
Financial Institutions, Inc.	2,127	40,030
First Bancorp (Nasdaq Stock Exchange)	5,762	208,123
First Bancorp (New York Stock Exchange)	21,904	384,196
First Bancorp, Inc. (The)	1,204	29,667
First Bancshares, Inc. (The)	4,459	115,711
First Bank	3,116	42,814
First Busey Corp.	7,619	183,237
First Business Financial Services, Inc.	1,174	44,025
First Commonwealth Financial Corp.	14,340	199,613
First Community Bankshares, Inc.	2,511	86,956
First Community Corp.	1,003	17,482
First Financial Bancorp	13,776	308,858
First Financial Corp.	1,628	62,401
First Foundation, Inc.	7,121	53,764
First Interstate BancSystem, Inc., Class A	11,990	326,248
First Merchants Corp.	8,642	301,606
First Mid Bancshares, Inc.	3,277	107,092
First of Long Island Corp. (The)	3,151	34,945
First Western Financial, Inc.*	1,236	18,021
Five Star Bancorp	1,149	25,853
Flushing Financial Corp.	4,222	53,239
FS Bancorp, Inc.	798	27,699
Fulton Financial Corp.	22,989	365,295
FVCBankcorp, Inc.*	2,349	28,611
German American Bancorp, Inc.	4,062	140,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Glacier Bancorp, Inc.	16,044	$646,252
Great Southern Bancorp, Inc.	1,254	68,744
Greene County Bancorp, Inc.(x)	502	14,453
Guaranty Bancshares, Inc.	1,166	35,400
Hancock Whitney Corp.	12,438	572,646
Hanmi Financial Corp.	4,294	68,360
HarborOne Bancorp, Inc.	5,998	63,939
HBT Financial, Inc.	2,085	39,698
Heartland Financial USA, Inc.	6,089	214,028
Heritage Commerce Corp.(x)	8,336	71,523
Heritage Financial Corp.	5,159	100,033
Hilltop Holdings, Inc.	6,820	213,602
Hingham Institution For Savings (The)(x)	227	39,602
Home Bancorp, Inc.	1,037	39,727
Home BancShares, Inc.	27,114	666,191
HomeStreet, Inc.	2,558	38,498
HomeTrust Bancshares, Inc.	1,656	45,275
Hope Bancorp, Inc.	16,727	192,528
Horizon Bancorp, Inc.	6,110	78,391
Independent Bank Corp.	3,015	76,430
Independent Bank Corp./MA	6,305	327,986
Independent Bank Group, Inc.	5,220	238,293
International Bancshares Corp.	7,747	434,917
John Marshall Bancorp, Inc.	1,937	34,711
Kearny Financial Corp.	8,495	54,708
Lakeland Bancorp, Inc.	8,511	102,983
Lakeland Financial Corp.	3,386	224,560
LCNB Corp.(x)	1,521	24,245
Live Oak Bancshares, Inc.	4,845	201,116
Macatawa Bank Corp.	3,933	38,504
MainStreet Bancshares, Inc.	944	17,143
Mercantile Bank Corp.	2,364	90,990
Metrocity Bankshares, Inc.	2,597	64,821
Metropolitan Bank Holding Corp.*	1,373	52,860
Mid Penn Bancorp, Inc.	2,220	44,422
Middlefield Banc Corp.(x)	1,027	24,525
Midland States Bancorp, Inc.	3,159	79,386
MidWestOne Financial Group, Inc.	2,053	48,122
MVB Financial Corp.	1,616	36,053
National Bank Holdings Corp., Class A	5,148	185,688
National Bankshares, Inc.	771	25,759
NBT Bancorp, Inc.	6,027	221,070
Nicolet Bankshares, Inc.	1,909	164,155
Northeast Bank	1,004	55,561
Northeast Community Bancorp, Inc.	1,917	30,154
Northfield Bancorp, Inc.	5,608	54,510
Northrim Bancorp, Inc.	780	39,398
Northwest Bancshares, Inc.	18,093	210,783
Norwood Financial Corp.	1,150	31,291
Oak Valley Bancorp	958	23,739
OceanFirst Financial Corp.	8,641	141,799
OFG Bancorp	6,584	242,357
Old National Bancorp	42,318	736,756
Old Second Bancorp, Inc.	6,377	88,258
Orange County Bancorp, Inc.	812	37,352
Origin Bancorp, Inc.	4,299	134,301
Orrstown Financial Services, Inc.	1,456	38,977
Pacific Premier Bancorp, Inc.	13,713	329,112
Park National Corp.	2,080	282,568
Parke Bancorp, Inc.	1,545	26,613
Pathward Financial, Inc.	2,539	128,169
PCB Bancorp	1,635	26,700
Peapack-Gladstone Financial Corp.	2,323	56,519
Penns Woods Bancorp, Inc.(x)	839	16,285
Peoples Bancorp, Inc.	4,999	148,020
Peoples Financial Services Corp.	1,090	46,990
Pioneer Bancorp, Inc.*	1,697	16,648
Plumas Bancorp	757	27,850
Ponce Financial Group, Inc.*	3,122	27,786
Preferred Bank	1,327	101,874
Premier Financial Corp.	5,029	102,089
Primis Financial Corp.	3,128	38,068
Princeton Bancorp, Inc.	718	22,100
Provident Financial Services, Inc.	10,451	152,271
QCR Holdings, Inc.	2,404	146,019
RBB Bancorp	2,490	44,845
Red River Bancshares, Inc.	734	36,546
Renasant Corp.	8,009	250,842
Republic Bancorp, Inc., Class A	1,234	62,934
S&T Bancorp, Inc.	5,554	178,172
Sandy Spring Bancorp, Inc.	6,272	145,385
Seacoast Banking Corp. of Florida	12,133	308,057
ServisFirst Bancshares, Inc.	4,893	324,699
Shore Bancshares, Inc.	4,037	46,425
Sierra Bancorp	2,080	42,016
Simmons First National Corp., Class A	18,012	350,514
SmartFinancial, Inc.	2,370	49,936
South Plains Financial, Inc.	1,702	45,546
Southern First Bancshares, Inc.*	1,035	32,872
Southern Missouri Bancorp, Inc.	1,337	58,440
Southern States Bancshares, Inc.	990	25,661
Southside Bancshares, Inc.	4,128	120,661
SouthState Corp.	10,943	930,483
Stellar Bancorp, Inc.	6,661	162,262
Sterling Bancorp, Inc.*	3,185	16,435
Stock Yards Bancorp, Inc.	533	26,069
Summit Financial Group, Inc.	1,690	45,900
Texas Capital Bancshares, Inc.*	6,759	416,016
Third Coast Bancshares, Inc.*	1,715	34,334
Timberland Bancorp, Inc.	1,128	30,366
Tompkins Financial Corp.	2,041	102,642
Towne Bank	9,950	279,197
TriCo Bancshares	4,577	168,342
Triumph Financial, Inc.*	3,229	256,124
TrustCo Bank Corp.	2,656	74,793
Trustmark Corp.	8,764	246,356
UMB Financial Corp.	6,361	553,343
United Bankshares, Inc.	18,828	673,854
United Community Banks, Inc.	16,757	441,044
Unity Bancorp, Inc.	1,076	29,698
Univest Financial Corp.	4,358	90,734
USCB Financial Holdings, Inc.	1,248	14,227
Valley National Bancorp	62,689	499,004
Veritex Holdings, Inc.	7,204	147,610
Virginia National Bankshares Corp.	653	19,655
WaFd, Inc.	9,558	277,469
Washington Trust Bancorp, Inc.	2,212	59,459
WesBanco, Inc.	8,402	250,464
West Bancorp, Inc.	2,414	43,042
Westamerica Bancorp	2,579	126,062
WSFS Financial Corp.	8,590	387,753

		30,564,602

Capital Markets (1.9%)
Artisan Partners Asset Management, Inc., Class A	2,468	112,960
Associated Capital Group, Inc., Class A(x)‡	85,000	2,780,350
Bakkt Holdings, Inc.(x)*	1,512,197	695,308
BGC Group, Inc., Class A	27,102	210,583
Brightsphere Investment Group, Inc.	2,872	65,596
Donnelley Financial Solutions, Inc.*	1,053	65,297
Federated Hermes, Inc., Class B	8,500	307,020
Forge Global Holdings, Inc.(x)*	17,238	33,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Galaxy Digital Holdings Ltd.*	24,800	$264,926
GAMCO Investors, Inc., Class A	56,500	1,210,230
GCM Grosvenor, Inc., Class A	907	8,762
Hamilton Lane, Inc., Class A	2,155	242,998
MarketWise, Inc.	5,021	8,686
Moelis & Co., Class A	3,993	226,683
Onex Corp.	2,800	209,578
Open Lending Corp.*	1,364	8,539
OTC Markets Group, Inc., Class A	100	5,525
Piper Sandler Cos.	424	84,160
StoneX Group, Inc.*	3,509	246,542
Urbana Corp.	18,000	72,423
Urbana Corp. (Non-Voting)	20,000	69,100
Value Line, Inc.	23	931
Victory Capital Holdings, Inc., Class A	412	17,481
Virtus Investment Partners, Inc.	852	211,279

		7,158,226

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	717	21,216
Bread Financial Holdings, Inc.	6,275	233,681
Consumer Portfolio Services, Inc.*	1,457	11,015
Encore Capital Group, Inc.*	3,405	155,302
Enova International, Inc.*	4,075	256,032
Green Dot Corp., Class A*	6,494	60,589
LendingClub Corp.*	15,574	136,895
LendingTree, Inc.*	1,119	47,379
Navient Corp.	12,069	210,001
Nelnet, Inc., Class A	1,865	176,522
OppFi, Inc.*	1,305	3,263
PRA Group, Inc.*	5,603	146,126
PROG Holdings, Inc.	5,180	178,399
Regional Management Corp.	1,017	24,622
World Acceptance Corp.*	538	77,999

		1,739,041

Financial Services (1.7%)
Acacia Research Corp.*	4,530	24,145
Alerus Financial Corp.	2,584	56,409
A-Mark Precious Metals, Inc.	2,662	81,697
AvidXchange Holdings, Inc.*	2,028	26,668
Banco Latinoamericano de Comercio Exterior SA, Class E	4,000	118,480
Cannae Holdings, Inc.(x)*	9,480	210,835
Cantaloupe, Inc.*	2,860	18,390
Cass Information Systems, Inc.	270	13,006
Compass Diversified Holdings	9,150	220,240
Enact Holdings, Inc.	4,389	136,849
Essent Group Ltd.	15,108	899,077
Federal Agricultural Mortgage Corp., Class C	1,117	219,915
Finance of America Cos., Inc., Class A*	6,205	4,561
Jackson Financial, Inc., Class A	11,534	762,859
Marqeta, Inc., Class A*	58,656	349,590
Merchants Bancorp	2,330	100,609
Mr Cooper Group, Inc.*	9,307	725,481
NewtekOne, Inc.	3,483	38,313
NMI Holdings, Inc., Class A*	10,502	339,635
Ocwen Financial Corp.*	965	26,065
Pagseguro Digital Ltd., Class A*	11,138	159,051
Paysafe Ltd.*	4,678	73,865
PennyMac Financial Services, Inc.	3,420	311,528
Radian Group, Inc.	22,223	743,804
Repay Holdings Corp., Class A*	11,928	131,208
Security National Financial Corp., Class A*	2,023	16,002
StoneCo Ltd., Class A*	16,599	275,709
SWK Holdings Corp.(x)*	345	6,010
Velocity Financial, Inc.*	1,217	21,906
Walker & Dunlop, Inc.	4,620	466,897
Waterstone Financial, Inc.	2,642	32,153

		6,610,957

Insurance (1.3%)
Ambac Financial Group, Inc.*	6,571	102,705
American Coastal Insurance Corp.(x)*	3,010	32,177
American Equity Investment Life Holding Co.*	11,314	636,073
AMERISAFE, Inc.	1,302	65,321
CNO Financial Group, Inc.	16,174	444,461
Donegal Group, Inc., Class A	2,407	34,035
eHealth, Inc.*	2,972	17,921
Employers Holdings, Inc.	3,705	168,170
Enstar Group Ltd.*	1,734	538,858
F&G Annuities & Life, Inc.	2,566	104,051
Fidelis Insurance Holdings Ltd.	6,567	127,925
Genworth Financial, Inc., Class A*	64,965	417,725
GoHealth, Inc., Class A*	670	7,042
Greenlight Capital Re Ltd., Class A*	3,589	44,755
Hamilton Insurance Group Ltd., Class B*	1,579	21,995
Hippo Holdings, Inc.(x)*	1,628	29,744
Horace Mann Educators Corp.	5,913	218,722
Investors Title Co.	151	24,642
James River Group Holdings Ltd.	5,410	50,313
Lemonade, Inc.(x)*	6,050	99,280
Maiden Holdings Ltd.*	14,062	31,639
MBIA, Inc.(x)	6,796	45,941
Mercury General Corp.	3,865	199,434
National Western Life Group, Inc., Class A	326	160,379
NI Holdings, Inc.*	873	13,226
Oscar Health, Inc., Class A*	21,482	319,437
ProAssurance Corp.*	7,337	94,354
Safety Insurance Group, Inc.	2,102	172,763
Selectquote, Inc.*	18,579	37,158
SiriusPoint Ltd.*	9,005	114,454
Skyward Specialty Insurance Group, Inc.*	3,097	115,859
Stewart Information Services Corp.	3,890	253,083
Tiptree, Inc., Class A	2,438	42,129
United Fire Group, Inc.	3,002	65,354
Universal Insurance Holdings, Inc.	2,783	56,551

		4,907,676

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	2,474	30,628
Angel Oak Mortgage REIT, Inc. (REIT)	1,791	19,235
Apollo Commercial Real Estate Finance, Inc. (REIT)	20,664	230,197
Arbor Realty Trust, Inc. (REIT)(x)	26,505	351,191
Ares Commercial Real Estate Corp. (REIT)(x)	7,805	58,147
ARMOUR Residential REIT, Inc. (REIT)(x)	7,035	139,082
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	24,895	495,659
BrightSpire Capital, Inc. (REIT), Class A	18,550	127,810
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,442	38,510
Chimera Investment Corp. (REIT)	32,809	151,250
Claros Mortgage Trust, Inc. (REIT)	12,912	126,021
Dynex Capital, Inc. (REIT)	7,985	99,413
Ellington Financial, Inc. (REIT)(x)	10,608	125,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin BSP Realty Trust, Inc. (REIT)	12,165	$162,524
Granite Point Mortgage Trust, Inc. (REIT)	6,897	32,899
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	14,587	414,271
Invesco Mortgage Capital, Inc. (REIT)(x)	6,919	66,976
KKR Real Estate Finance Trust, Inc. (REIT)	8,607	86,586
Ladder Capital Corp. (REIT)	16,458	183,178
MFA Financial, Inc. (REIT)	14,564	166,175
New York Mortgage Trust, Inc. (REIT)	13,196	95,011
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	20,061
Orchid Island Capital, Inc. (REIT)(x)	7,190	64,207
PennyMac Mortgage Investment Trust (REIT)	12,590	184,821
Ready Capital Corp. (REIT)(x)	23,250	212,273
Redwood Trust, Inc. (REIT)	18,378	117,068
TPG RE Finance Trust, Inc. (REIT)	10,211	78,829
Two Harbors Investment Corp. (REIT)	14,859	196,733

		4,074,036

Total Financials		55,054,538

Health Care (4.7%)
Biotechnology (2.7%)
2seventy bio, Inc.(x)*	7,709	41,243
4D Molecular Therapeutics, Inc.*	5,384	171,534
Aadi Bioscience, Inc.(x)*	2,456	5,747
ACELYRIN, Inc.*	5,582	37,679
Acrivon Therapeutics, Inc.(x)*	1,227	8,773
Adicet Bio, Inc.(x)*	7,586	17,827
ADMA Biologics, Inc.*	14,652	96,703
Agenus, Inc.(x)*	42,659	24,742
Agios Pharmaceuticals, Inc.*	8,017	234,417
Allakos, Inc.*	9,980	12,575
Allogene Therapeutics, Inc.*	13,386	59,835
Allovir, Inc.(x)*	6,546	4,942
Alpine Immune Sciences, Inc.*	2,592	102,747
Altimmune, Inc.(x)*	7,670	78,081
ALX Oncology Holdings, Inc.(x)*	4,033	44,968
AnaptysBio, Inc.*	464	10,449
Anika Therapeutics, Inc.*	2,172	55,169
Annexon, Inc.*	9,514	68,215
Apogee Therapeutics, Inc.(x)*	3,251	216,029
Arbutus Biopharma Corp.*	5,622	14,505
Arcturus Therapeutics Holdings, Inc.*	3,095	104,518
Arcus Biosciences, Inc.*	5,358	101,159
Ardelyx, Inc.*	11,402	83,235
ArriVent Biopharma, Inc.(x)*	717	12,806
ARS Pharmaceuticals, Inc.(x)*	2,606	26,633
Astria Therapeutics, Inc.*	926	13,033
Atara Biotherapeutics, Inc.*	14,514	10,073
Aura Biosciences, Inc.*	4,853	38,096
Avidity Biosciences, Inc.*	10,678	272,503
Beam Therapeutics, Inc.(x)*	1,025	33,866
BioAtla, Inc.*	6,684	22,993
BioCryst Pharmaceuticals, Inc.*	6,913	35,118
Biohaven Ltd.*	9,827	537,439
Bluebird Bio, Inc.(x)*	26,838	34,353
Bridgebio Pharma, Inc.*	5,010	154,909
Cabaletta Bio, Inc.*	441	7,523
CareDx, Inc.*	7,558	80,039
Cargo Therapeutics, Inc.(x)*	1,681	37,520
Caribou Biosciences, Inc.*	12,279	63,114
Carisma Therapeutics, Inc.(x)*	4,103	9,314
Cartesian Therapeutics, Inc.(x)*	12,836	8,343
Celcuity, Inc.(x)*	2,465	53,244
Celldex Therapeutics, Inc.*	6,630	278,261
Century Therapeutics, Inc.(x)*	3,168	13,242
CG oncology, Inc.*	1,796	78,844
Cogent Biosciences, Inc.*	5,574	37,457
Coherus Biosciences, Inc.(x)*	2,275	5,437
Compass Therapeutics, Inc.*	12,072	23,903
Crinetics Pharmaceuticals, Inc.*	7,879	368,816
Cullinan Oncology, Inc.*	3,602	61,378
Cytokinetics, Inc.*	1,021	71,582
Day One Biopharmaceuticals, Inc.*	705	11,647
Deciphera Pharmaceuticals, Inc.*	5,140	80,852
Design Therapeutics, Inc.*	4,904	19,763
Disc Medicine, Inc.*	103	6,413
Dynavax Technologies Corp.*	2,943	36,523
Dyne Therapeutics, Inc.*	6,041	171,504
Eagle Pharmaceuticals, Inc.(x)*	1,541	8,075
Editas Medicine, Inc.*	11,719	86,955
Emergent BioSolutions, Inc.(x)*	7,562	19,132
Enanta Pharmaceuticals, Inc.*	2,700	47,142
Entrada Therapeutics, Inc.*	3,237	45,868
Erasca, Inc.*	12,152	25,033
Fate Therapeutics, Inc.*	12,186	89,445
Fennec Pharmaceuticals, Inc.*	1,736	19,304
FibroGen, Inc.*	13,790	32,407
Genelux Corp.(x)*	2,046	13,156
Generation Bio Co.(x)*	7,039	28,649
Geron Corp.(x)*	18,233	60,169
Gritstone bio, Inc.(x)*	13,348	34,304
Heron Therapeutics, Inc.(x)*	1,842	5,102
HilleVax, Inc.*	2,985	49,641
Humacyte, Inc.(x)*	1,885	5,862
Ideaya Biosciences, Inc.*	3,365	147,656
IGM Biosciences, Inc.(x)*	1,793	17,302
Immuneering Corp., Class A(x)*	757	2,188
ImmunityBio, Inc.(x)*	3,030	16,271
Inhibrx, Inc.*	1,653	57,789
Inozyme Pharma, Inc.(x)*	7,088	54,294
Intellia Therapeutics, Inc.*	11,059	304,233
Iovance Biotherapeutics, Inc.*	34,169	506,385
Ironwood Pharmaceuticals, Inc., Class A*	11,913	103,762
iTeos Therapeutics, Inc.*	3,434	46,840
Janux Therapeutics, Inc.*	2,384	89,758
KalVista Pharmaceuticals, Inc.*	4,591	54,449
Kezar Life Sciences, Inc.*	9,932	8,955
Kiniksa Pharmaceuticals Ltd., Class A*	4,596	90,679
Kodiak Sciences, Inc.*	4,655	24,485
Kura Oncology, Inc.*	10,228	218,163
Larimar Therapeutics, Inc.(x)*	3,602	27,339
LENZ Therapeutics, Inc.	557	12,438
Lexeo Therapeutics, Inc.(x)*	754	11,823
Lexicon Pharmaceuticals, Inc.*	7,974	19,138
Lyell Immunopharma, Inc.*	24,838	55,389
MacroGenics, Inc.*	6,159	90,661
MannKind Corp.*	6,896	31,239
MeiraGTx Holdings plc*	1,407	8,541
Mersana Therapeutics, Inc.*	6,327	28,345
MiMedx Group, Inc.*	16,463	126,765
Mineralys Therapeutics, Inc.(x)*	2,287	29,525
Monte Rosa Therapeutics, Inc.*	4,606	32,472
Morphic Holding, Inc.*	593	20,874
Myriad Genetics, Inc.*	12,587	268,355
Nkarta, Inc.*	4,387	47,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Novavax, Inc.(x)*	2,635	$12,595
Nurix Therapeutics, Inc.*	6,770	99,519
Ocean Biomedical, Inc.(x)*	1,024	3,876
Olema Pharmaceuticals, Inc.*	3,757	42,529
Organogenesis Holdings, Inc., Class A*	9,709	27,574
ORIC Pharmaceuticals, Inc.(x)*	5,512	75,790
Ovid therapeutics, Inc.*	8,731	26,630
PepGen, Inc.*	1,037	15,244
PMV Pharmaceuticals, Inc.*	5,490	9,333
Poseida Therapeutics, Inc., Class A*	10,291	32,828
Precigen, Inc.(x)*	20,395	29,573
Prelude Therapeutics, Inc.*	2,772	13,139
ProKidney Corp., Class A(x)*	5,044	8,272
Protagonist Therapeutics, Inc.*	3,104	89,799
Protalix BioTherapeutics, Inc.(x)*	10,909	13,745
PTC Therapeutics, Inc.*	2,045	59,489
Rallybio Corp.*	4,709	8,712
RAPT Therapeutics, Inc.*	1,126	10,111
Recursion Pharmaceuticals, Inc., Class A(x)*	19,756	196,967
REGENXBIO, Inc.*	5,929	124,924
Relay Therapeutics, Inc.*	13,359	110,880
Reneo Pharmaceuticals, Inc.*	758	1,258
Replimune Group, Inc.*	7,405	60,499
REVOLUTION Medicines, Inc.*	5,184	167,080
Rigel Pharmaceuticals, Inc.*	4,423	6,546
Rocket Pharmaceuticals, Inc.*	1,059	28,529
Sage Therapeutics, Inc.*	537	10,063
Sagimet Biosciences, Inc., Class A*	1,636	8,867
Sana Biotechnology, Inc.(x)*	12,658	126,580
Sangamo Therapeutics, Inc.*	21,914	14,687
Savara, Inc.(x)*	12,562	62,559
Scholar Rock Holding Corp.(x)*	8,296	147,337
Seres Therapeutics, Inc.(x)*	4,962	3,841
Stoke Therapeutics, Inc.(x)*	4,233	57,146
Sutro Biopharma, Inc.*	8,659	48,923
Syndax Pharmaceuticals, Inc.*	1,921	45,720
Tango Therapeutics, Inc.*	6,722	53,373
Tenaya Therapeutics, Inc.*	5,971	31,228
Travere Therapeutics, Inc.*	834	6,430
Turnstone Biologics Corp.(x)*	1,004	2,630
Twist Bioscience Corp.*	8,241	282,749
Tyra Biosciences, Inc.(x)*	1,403	23,009
UroGen Pharma Ltd.*	826	12,390
Vanda Pharmaceuticals, Inc.*	7,827	32,169
Vera Therapeutics, Inc., Class A*	2,988	128,843
Veracyte, Inc.*	10,451	231,594
Verve Therapeutics, Inc.*	9,403	124,872
Vigil Neuroscience, Inc.(x)*	2,372	8,089
Vir Biotechnology, Inc.*	11,655	118,065
Viridian Therapeutics, Inc.*	1,386	24,269
Vor BioPharma, Inc.*	5,575	13,213
X4 Pharmaceuticals, Inc.*	9,510	13,219
Xencor, Inc.*	3,726	82,456
XOMA Corp.(x)*	979	23,545
Y-mAbs Therapeutics, Inc.(x)*	2,911	47,333
Zura Bio Ltd., Class A(x)*	1,897	4,875
Zymeworks, Inc.*	8,072	84,917

		10,585,845

Health Care Equipment & Supplies (0.7%)
Alphatec Holdings, Inc.*	7,677	105,866
AngioDynamics, Inc.*	6,032	35,408
Artivion, Inc.*	4,699	99,431
AtriCure, Inc.*	1,807	54,969
Avanos Medical, Inc.*	6,566	130,729
Beyond Air, Inc.(x)*	880	1,531
Butterfly Network, Inc.(x)*	21,008	22,689
Cutera, Inc.(x)*	2,269	3,335
CVRx, Inc.*	269	4,899
Embecta Corp.	7,371	97,813
Inari Medical, Inc.*	543	26,053
Inogen, Inc.*	3,240	26,147
Integer Holdings Corp.*	4,809	561,114
LivaNova plc*	7,352	411,271
Neogen Corp.*	31,548	497,827
Nevro Corp.*	3,583	51,739
Omnicell, Inc.*	3,376	98,680
OraSure Technologies, Inc.*	10,430	64,145
Orthofix Medical, Inc.*	4,960	72,019
OrthoPediatrics Corp.*	194	5,657
Pulse Biosciences, Inc.(x)*	1,559	13,579
Varex Imaging Corp.*	5,480	99,188
Vicarious Surgical, Inc., Class A(x)*	5,285	1,593
Zimvie, Inc.*	3,759	61,986

		2,547,668

Health Care Providers & Services (0.6%)
23andMe Holding Co., Class A(x)*	45,563	24,240
Accolade, Inc.*	619	6,487
AdaptHealth Corp., Class A*	6,434	74,055
Addus HomeCare Corp.*	1,164	120,288
Agiliti, Inc.*	598	6,052
Aveanna Healthcare Holdings, Inc.*	5,641	14,046
BrightSpring Health Services, Inc.(x)*	2,510	27,284
Brookdale Senior Living, Inc.*	26,946	178,113
CareMax, Inc.*	389	1,875
Castle Biosciences, Inc.*	2,266	50,192
Community Health Systems, Inc.*	17,419	60,967
Cross Country Healthcare, Inc.*	3,952	73,981
Enhabit, Inc.*	7,037	81,981
Fulgent Genetics, Inc.*	2,752	59,718
LifeStance Health Group, Inc.(x)*	7,341	45,294
Nano-X Imaging Ltd.(x)*	6,231	60,877
National HealthCare Corp.	1,790	169,173
NeoGenomics, Inc.*	16,820	264,410
OPKO Health, Inc.(x)*	56,486	67,783
Owens & Minor, Inc.*	10,778	298,658
Patterson Cos., Inc.	9,464	261,680
Pediatrix Medical Group, Inc.*	11,946	119,818
PetIQ, Inc., Class A*	617	11,279
Surgery Partners, Inc.*	917	27,354

		2,105,605

Health Care Technology (0.1%)
American Well Corp., Class A*	38,729	31,398
Definitive Healthcare Corp., Class A*	4,869	39,293
Health Catalyst, Inc.*	3,957	29,796
HealthStream, Inc.	2,068	55,133
Multiplan Corp.(x)*	58,594	47,531
Sharecare, Inc.(x)*	44,773	34,363
TruBridge, Inc.*	2,135	19,685

		257,199

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp.*	3,984	12,789
BioLife Solutions, Inc.*	516	9,572
Codexis, Inc.*	9,245	32,265
CryoPort, Inc.*	1,075	19,028
MaxCyte, Inc.(x)*	11,342	47,523
Nautilus Biotechnology, Inc., Class A(x)*	7,777	22,864
OmniAb, Inc. (Earn Out Shares)(r)(x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	13,238	71,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pacific Biosciences of California, Inc.*	16,567	$62,126
Quanterix Corp.*	4,297	101,237
Quantum-Si, Inc.(x)*	14,888	29,329
Seer, Inc., Class A*	9,216	17,511

		425,994

Pharmaceuticals (0.5%)
Amneal Pharmaceuticals, Inc.*	17,771	107,692
ANI Pharmaceuticals, Inc.*	529	36,570
Arvinas, Inc.*	307	12,673
Assertio Holdings, Inc.(x)*	13,427	12,881
Atea Pharmaceuticals, Inc.*	10,845	43,814
Biote Corp., Class A*	898	5,208
Cara Therapeutics, Inc.(x)*	7,148	6,505
Citius Pharmaceuticals, Inc.(x)*	15,510	13,917
CorMedix, Inc.(x)*	1,422	6,029
Edgewise Therapeutics, Inc.*	8,262	150,699
Enliven Therapeutics, Inc.*	3,549	62,427
EyePoint Pharmaceuticals, Inc.*	2,393	49,463
Ikena Oncology, Inc.*	3,049	4,330
Innoviva, Inc.*	7,707	117,455
Ligand Pharmaceuticals, Inc.*	2,066	151,025
Liquidia Corp.*	1,956	28,851
Longboard Pharmaceuticals, Inc.(x)*	2,312	49,939
Neumora Therapeutics, Inc.(x)*	1,203	16,541
NGM Biopharmaceuticals, Inc.*	7,004	11,136
Nuvation Bio, Inc.*	22,101	80,448
Omeros Corp.(x)*	5,476	18,892
Phathom Pharmaceuticals, Inc.(x)*	3,431	36,437
Phibro Animal Health Corp., Class A	2,097	27,114
Prestige Consumer Healthcare, Inc.*	7,247	525,842
Scilex Holding Co.(r)(x)*	8,559	11,568
Taro Pharmaceutical Industries Ltd.*	1,119	47,378
Tarsus Pharmaceuticals, Inc.(x)*	4,135	150,307
Terns Pharmaceuticals, Inc.*	2,175	14,268
Theravance Biopharma, Inc.*	6,875	61,669
Third Harmonic Bio, Inc.(x)*	2,866	27,055
Trevi Therapeutics, Inc.(x)*	6,090	21,011
WaVe Life Sciences Ltd.(x)*	10,573	65,235
Zevra Therapeutics, Inc.(x)*	5,213	30,235

		2,004,614

Total Health Care		17,926,925

Industrials (18.5%)
Aerospace & Defense (0.6%)
AAR Corp.*	4,907	293,782
AerSale Corp.*	4,790	34,392
Archer Aviation, Inc., Class A(x)*	21,980	101,548
Astronics Corp.*	3,751	71,419
Ducommun, Inc.*	1,951	100,086
Kaman Corp.	4,047	185,636
Kratos Defense & Security Solutions, Inc.*	20,879	383,756
Moog, Inc., Class A	3,296	526,206
National Presto Industries, Inc.	717	60,085
Park Aerospace Corp.	2,505	41,658
Parsons Corp.*	3,266	270,915
Terran Orbital Corp.(x)*	11,371	14,896
Triumph Group, Inc.*	9,442	142,008
V2X, Inc.*	1,705	79,640
Virgin Galactic Holdings, Inc.(x)*	21,487	31,801

		2,337,828

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	7,276	100,118
Hub Group, Inc., Class A	9,129	394,555
Radiant Logistics, Inc.*	4,987	27,030

		521,703

Building Products (1.0%)
American Woodmark Corp.*	2,152	218,772
Apogee Enterprises, Inc.	1,957	115,854
AZZ, Inc.	3,611	279,167
Gibraltar Industries, Inc.*	1,927	155,181
Griffon Corp.	2,281	167,289
Insteel Industries, Inc.	2,682	102,506
JELD-WEN Holding, Inc.*	12,316	261,469
Masterbrand, Inc.*	18,496	346,615
Quanex Building Products Corp.	4,739	182,120
Resideo Technologies, Inc.*	21,046	471,851
UFP Industries, Inc.	7,331	901,786
Zurn Elkay Water Solutions Corp.	17,030	569,994

		3,772,604

Commercial Services & Supplies (3.3%)
ABM Industries, Inc.	9,112	406,577
ACCO Brands Corp.	13,151	73,777
Aris Water Solutions, Inc., Class A	3,861	54,633
BrightView Holdings, Inc.*	5,792	68,925
CECO Environmental Corp.*	4,172	96,039
Cimpress plc*	1,138	100,724
Civeo Corp.	202,600	5,439,810
CompX International, Inc.	255	8,747
CoreCivic, Inc.*	16,527	257,986
Deluxe Corp.	6,447	132,744
Ennis, Inc.	3,514	72,072
Enviri Corp.*	11,502	105,243
GEO Group, Inc. (The)*	17,529	247,509
Healthcare Services Group, Inc.*	717	8,948
HNI Corp.	6,097	275,158
Interface, Inc., Class A	8,090	136,074
Li-Cycle Holdings Corp.(x)*	20,391	21,003
Liquidity Services, Inc.*	1,388	25,817
Matthews International Corp., Class A	3,183	98,928
MillerKnoll, Inc.	10,724	265,526
NL Industries, Inc.	958	7,022
OPENLANE, Inc.*	104,277	1,803,992
Performant Financial Corp.*	2,507	7,371
Quad/Graphics, Inc.	4,171	22,148
RB Global, Inc.	30,696	2,338,114
Steelcase, Inc., Class A	13,209	172,774
UniFirst Corp.	2,178	377,731
VSE Corp.	1,908	152,640

		12,778,032

Construction & Engineering (0.5%)
API Group Corp.*	9,981	391,954
Arcosa, Inc.	6,978	599,131
Argan, Inc.	1,818	91,882
Concrete Pumping Holdings, Inc.*	1,703	13,454
Fluor Corp.*	1,475	62,363
Granite Construction, Inc.	5,515	315,072
Great Lakes Dredge & Dock Corp.*	9,228	80,745
INNOVATE Corp.(x)*	6,271	4,394
Limbach Holdings, Inc.*	1,106	45,810
Northwest Pipe Co.*	1,378	47,789
Primoris Services Corp.	7,128	303,439
Southland Holdings, Inc.(x)*	639	3,291
Sterling Infrastructure, Inc.*	552	60,891
Tutor Perini Corp.*	5,894	85,227

		2,105,442

Electrical Equipment (0.3%)
Babcock & Wilcox Enterprises, Inc.(x)*	8,099	9,152
Blink Charging Co.(x)*	4,412	13,280
Encore Wire Corp.	2,157	566,817
Energy Vault Holdings, Inc.(x)*	15,210	27,226
EnerSys	406	38,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Eos Energy Enterprises, Inc.(x)*	1,761	$1,814
ESS Tech, Inc.(x)*	14,474	10,469
FuelCell Energy, Inc.(x)*	67,962	80,875
GrafTech International Ltd.	12,081	16,672
LSI Industries, Inc.	844	12,761
Powell Industries, Inc.	1,334	189,828
Preformed Line Products Co.	203	26,120
SES AI Corp.(x)*	17,621	29,603
Stem, Inc.(x)*	21,159	46,338
Thermon Group Holdings, Inc.*	4,175	136,606

		1,205,912

Ground Transportation (0.3%)
ArcBest Corp.	2,095	298,538
Covenant Logistics Group, Inc., Class A	1,181	54,751
FTAI Infrastructure, Inc.	14,362	90,193
Heartland Express, Inc.	6,762	80,738
Marten Transport Ltd.	1,660	30,677
PAM Transportation Services, Inc.*	820	13,292
RXO, Inc.*	2,311	50,542
Universal Logistics Holdings, Inc.	1,022	37,681
Werner Enterprises, Inc.	7,832	306,388

		962,800

Machinery (3.2%)
3D Systems Corp.*	19,204	85,266
Albany International Corp., Class A	559	52,272
Astec Industries, Inc.	3,224	140,921
Barnes Group, Inc.	7,109	264,099
Blue Bird Corp.*	3,716	142,471
Chart Industries, Inc.(x)*	2,403	395,822
Columbus McKinnon Corp.	4,053	180,885
Commercial Vehicle Group, Inc.*	4,307	27,694
Desktop Metal, Inc., Class A(x)*	42,996	37,836
Enpro, Inc.	3,029	511,204
ESCO Technologies, Inc.	1,546	165,499
Gencor Industries, Inc.*	1,552	25,903
Gorman-Rupp Co. (The)	2,557	101,129
Greenbrier Cos., Inc. (The)	4,361	227,208
Hillman Solutions Corp.*	28,067	298,633
Hyliion Holdings Corp.(x)*	22,146	38,977
Kennametal, Inc.	11,587	288,980
Luxfer Holdings plc	4,062	42,123
Manitowoc Co., Inc. (The)*	5,023	71,025
Mayville Engineering Co., Inc.*	1,535	21,997
Microvast Holdings, Inc.(x)*	31,901	26,701
Miller Industries, Inc.	1,517	76,002
Mueller Industries, Inc.	9,174	494,754
Nikola Corp.(x)*	102,639	106,745
Oshkosh Corp.	59,000	7,357,890
Park-Ohio Holdings Corp.	1,275	34,017
Proto Labs, Inc.*	3,711	132,668
REV Group, Inc.	4,450	98,301
SPX Technologies, Inc.*	1,091	134,335
Standex International Corp.	319	58,128
Tennant Co.	1,270	154,445
Terex Corp.	4,034	259,790
Titan International, Inc.*	7,528	93,799
Trinity Industries, Inc.	9,553	266,051

		12,413,570

Marine Transportation (3.5%)
Clarkson plc	118,000	5,972,241
Costamare, Inc.	6,590	74,797
Eagle Bulk Shipping, Inc.(x)	1,326	82,835
Genco Shipping & Trading Ltd.	5,967	121,309
Golden Ocean Group Ltd.(x)	17,869	231,582
Himalaya Shipping Ltd.	3,166	24,410
Matson, Inc.	4,964	557,954
Pangaea Logistics Solutions Ltd.	5,554	38,711
Safe Bulkers, Inc.	9,800	48,608
Stolt-Nielsen Ltd.	168,400	6,207,854

		13,360,301

Passenger Airlines (0.3%)
Allegiant Travel Co.	2,021	151,999
Blade Air Mobility, Inc.*	9,141	26,052
Hawaiian Holdings, Inc.*	7,527	100,335
JetBlue Airways Corp.*	48,650	360,983
Joby Aviation, Inc.(x)*	26,732	143,283
SkyWest, Inc.*	5,865	405,154
Spirit Airlines, Inc.	15,609	75,548
Sun Country Airlines Holdings, Inc.*	2,467	37,227

		1,300,581

Professional Services (4.2%)
Alight, Inc., Class A*	59,541	586,479
ASGN, Inc.*	4,909	514,267
Asure Software, Inc.*	2,438	18,968
Barrett Business Services, Inc.	67	8,490
BlackSky Technology, Inc., Class A(x)*	18,097	24,612
CACI International, Inc., Class A*	28,000	10,607,240
Conduent, Inc.*	24,589	83,111
First Advantage Corp.(x)	7,119	115,470
FiscalNote Holdings, Inc.(x)*	7,808	10,385
Heidrick & Struggles International, Inc.	2,787	93,810
HireRight Holdings Corp.*	1,948	27,798
Kelly Services, Inc., Class A	4,548	113,882
Korn Ferry	7,492	492,674
Mistras Group, Inc.*	3,241	30,984
NV5 Global, Inc.*	214	20,974
Planet Labs PBC*	2,450	6,247
Resources Connection, Inc.	4,550	59,878
Science Applications International Corp.	24,000	3,129,360
Skillsoft Corp.(x)*	647	5,823
Sterling Check Corp.(x)*	4,051	65,140
TrueBlue, Inc.*	4,481	56,102
Willdan Group, Inc.*	1,819	52,733

		16,124,427

Trading Companies & Distributors (1.1%)
Beacon Roofing Supply, Inc.*	8,147	798,569
BlueLinx Holdings, Inc.*	1,228	159,935
Boise Cascade Co.	5,718	876,970
Distribution Solutions Group, Inc.*	203	7,202
DNOW, Inc.*	15,505	235,676
DXP Enterprises, Inc.*	1,898	101,980
EVI Industries, Inc.(x)	194	4,831
GATX Corp.	4,785	641,334
Global Industrial Co.	354	15,852
GMS, Inc.*	3,956	385,077
Hudson Technologies, Inc.*	5,522	60,797
MRC Global, Inc.*	8,076	101,515
Rush Enterprises, Inc., Class A	8,738	467,658
Rush Enterprises, Inc., Class B	1,360	72,474
Titan Machinery, Inc.*	3,063	75,993
Willis Lease Finance Corp.*	384	19,054
Xometry, Inc., Class A(x)*	4,462	75,363

		4,100,280

Transportation Infrastructure (0.1%)
Braemar plc	153,200	507,574

Total Industrials		71,491,054

Information Technology (2.9%)
Communications Equipment (0.1%)
ADTRAN Holdings, Inc.	11,068	60,210
Aviat Networks, Inc.*	1,668	63,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Comtech Telecommunications Corp.*	3,913	$13,422
Digi International, Inc.*	581	18,551
DZS, Inc.(x)*	3,017	3,982
KVH Industries, Inc.*	2,619	13,357
NETGEAR, Inc.*	4,322	68,158
NetScout Systems, Inc.*	9,802	214,076
Ribbon Communications, Inc.*	13,516	43,251
Viavi Solutions, Inc.*	5,436	49,413

		548,371

Electronic Equipment, Instruments & Components (1.0%)
908 Devices, Inc.*	3,483	26,297
Aeva Technologies, Inc.(x)*	2,838	11,153
Arlo Technologies, Inc.*	1,407	17,799
Bel Fuse, Inc., Class B	1,403	84,615
Belden, Inc.	2,274	210,595
Benchmark Electronics, Inc.	5,038	151,190
Climb Global Solutions, Inc.	129	9,144
Daktronics, Inc.*	5,214	51,931
ePlus, Inc.*	3,604	283,058
Evolv Technologies Holdings, Inc.(x)*	13,027	57,970
FARO Technologies, Inc.*	2,453	52,764
Iteris, Inc.*	3,126	15,442
Itron, Inc.*	5,974	552,715
Kimball Electronics, Inc.*	2,693	58,303
Knowles Corp.*	12,604	202,924
Methode Electronics, Inc.	5,062	61,655
Mirion Technologies, Inc., Class A*	28,870	328,252
nLight, Inc.*	6,253	81,289
PAR Technology Corp.(x)*	3,583	162,525
PC Connection, Inc.	1,693	111,620
Plexus Corp.*	454	43,048
Richardson Electronics Ltd.	1,820	16,762
Rogers Corp.*	659	78,217
Sanmina Corp.*	7,541	468,899
ScanSource, Inc.*	3,627	159,733
SmartRent, Inc., Class A(x)*	25,952	69,551
TTM Technologies, Inc.*	14,533	227,442
Vishay Intertechnology, Inc.	18,257	414,069
Vishay Precision Group, Inc.*	1,847	65,255
Vuzix Corp.(x)*	9,071	10,976

		4,085,193

IT Services (0.1%)
Brightcove, Inc.*	6,275	12,174
Fastly, Inc., Class A*	2,848	36,939
Grid Dynamics Holdings, Inc.*	1,722	21,163
Hackett Group, Inc. (The)	264	6,415
Information Services Group, Inc.	2,330	9,413
Rackspace Technology, Inc.(x)*	8,673	13,703
Squarespace, Inc., Class A*	5,627	205,048
Tucows, Inc., Class A(x)*	902	16,741
Unisys Corp.*	9,725	47,750

		369,346

Semiconductors & Semiconductor Equipment (0.9%)
ACM Research, Inc., Class A*	5,902	171,984
Alpha & Omega Semiconductor Ltd.*	3,413	75,223
Ambarella, Inc.*	2,169	110,120
Amkor Technology, Inc.	16,183	521,740
Atomera, Inc.(x)*	853	5,254
CEVA, Inc.*	364	8,266
Cohu, Inc.*	6,678	222,578
Diodes, Inc.*	1,429	100,745
Ichor Holdings Ltd.*	4,123	159,230
indie Semiconductor, Inc., Class A(x)*	1,255	8,885
Kulicke & Soffa Industries, Inc.	2,373	119,386
Maxeon Solar Technologies Ltd.(x)*	1,624	5,408
Navitas Semiconductor Corp., Class A*	13,805	65,850
NVE Corp.	75	6,764
Onto Innovation, Inc.*	1,008	182,529
Photronics, Inc.*	8,841	250,377
Semtech Corp.*	9,225	253,595
SMART Global Holdings, Inc.*	5,793	152,472
Synaptics, Inc.*	5,248	511,995
Ultra Clean Holdings, Inc.*	6,462	296,864
Veeco Instruments, Inc.*	7,360	258,851

		3,488,116

Software (0.6%)
ACI Worldwide, Inc.*	2,242	74,457
Adeia, Inc.	2,160	23,587
American Software, Inc., Class A	975	11,164
Aurora Innovation, Inc., Class A*	50,122	141,344
Bit Digital, Inc.(x)*	11,402	32,724
C3.ai, Inc., Class A(x)*	2,913	78,855
Cerence, Inc.*	5,938	93,524
Cipher Mining, Inc.*	5,220	26,883
Cleanspark, Inc.*	24,296	515,318
CommVault Systems, Inc.*	375	38,036
Consensus Cloud Solutions, Inc.*	1,326	21,030
CS Disco, Inc.*	3,205	26,057
Digital Turbine, Inc.*	10,791	28,272
E2open Parent Holdings, Inc.*	24,466	108,629
EverCommerce, Inc.(x)*	772	7,272
LiveRamp Holdings, Inc.*	9,251	319,159
Matterport, Inc.(x)*	38,818	87,729
MeridianLink, Inc.*	1,300	24,310
Mitek Systems, Inc.*	606	8,545
N-able, Inc.*	959	12,534
NextNav, Inc.(x)*	1,064	7,001
Olo, Inc., Class A*	6,884	37,793
ON24, Inc.	4,602	32,858
OneSpan, Inc.*	468	5,443
PROS Holdings, Inc.*	1,740	63,214
Riot Platforms, Inc.(x)*	8,271	101,237
SolarWinds Corp.*	7,554	95,331
Terawulf, Inc.(x)*	20,350	53,521
Verint Systems, Inc.*	610	20,222
Xperi, Inc.*	6,033	72,758

		2,168,807

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A(x)*	185	1,338
Eastman Kodak Co.*	7,876	38,986
Immersion Corp.	4,764	35,635
Intevac, Inc.*	4,281	16,439
IonQ, Inc.(x)*	19,809	197,892
Turtle Beach Corp.*	2,393	41,255
Xerox Holdings Corp.(x)	16,719	299,270

		630,815

Total Information Technology		11,290,648

Materials (3.9%)
Chemicals (0.7%)
AdvanSix, Inc.	3,693	105,620
American Vanguard Corp.	3,299	42,722
Aspen Aerogels, Inc.*	7,373	129,765
Avient Corp.	13,078	567,585
Core Molding Technologies, Inc.*	888	16,810
Danimer Scientific, Inc., Class A(x)*	14,082	15,349
Ecovyst, Inc.*	10,360	115,514
HB Fuller Co.	849	67,699
Innospec, Inc.	421	54,284
Intrepid Potash, Inc.*	1,655	34,523
Koppers Holdings, Inc.	2,874	158,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kronos Worldwide, Inc.	3,040	$35,872
LSB Industries, Inc.*	7,573	66,491
Mativ Holdings, Inc.	7,807	146,381
Minerals Technologies, Inc.	4,660	350,805
Origin Materials, Inc.*	15,900	8,109
Perimeter Solutions SA*	21,432	159,025
PureCycle Technologies, Inc.(x)*	13,451	83,665
Rayonier Advanced Materials, Inc.*	8,619	41,199
Stepan Co.	2,725	245,359
Trinseo plc	5,228	19,762
Tronox Holdings plc	16,800	291,480
Valhi, Inc.	375	6,443

		2,763,021

Construction Materials (0.4%)
Knife River Corp.*	8,164	661,937
Summit Materials, Inc., Class A*	17,239	768,342

		1,430,279

Containers & Packaging (0.2%)
Greif, Inc., Class A	3,619	249,892
Greif, Inc., Class B	662	46,022
O-I Glass, Inc.*	3,221	53,437
Pactiv Evergreen, Inc.	5,748	82,311
Ranpak Holdings Corp., Class A*	6,153	48,424
TriMas Corp.	5,896	157,600

		637,686

Metals & Mining (2.6%)
5E Advanced Materials, Inc.(x)*	1,244	1,667
Alpha Metallurgical Resources, Inc.	1,546	511,989
Arch Resources, Inc.	2,585	415,642
Caledonia Mining Corp. plc(x)	2,137	23,657
Carpenter Technology Corp.	7,035	502,440
Coeur Mining, Inc.*	51,373	193,676
Commercial Metals Co.	16,908	993,683
Constellium SE*	7,320	161,845
Contango ORE, Inc.(x)*	573	11,374
Dakota Gold Corp.*	1,810	4,290
Haynes International, Inc.	1,789	107,555
Hecla Mining Co.	69,401	333,819
i-80 Gold Corp.(x)*	25,493	34,161
Kaiser Aluminum Corp.	124	11,081
Mesabi Trust	92,000	1,628,400
Metallus, Inc.*	6,201	137,972
Olympic Steel, Inc.	1,423	100,862
Piedmont Lithium, Inc.(x)*	1,821	24,256
Radius Recycling, Inc.	3,795	80,188
Ramaco Resources, Inc., Class A	3,138	52,844
Ramaco Resources, Inc., Class B	686	8,609
Ryerson Holding Corp.	3,785	126,797
Sandstorm Gold Ltd.(x)	750,800	3,941,700
SunCoke Energy, Inc.	11,849	133,538
Tredegar Corp.	4,338	28,284
Warrior Met Coal, Inc.	7,415	450,090
Wheaton Precious Metals Corp.	2,000	94,260
Worthington Steel, Inc.	4,403	157,848

		10,272,527

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	2,399	104,908
Glatfelter Corp.*	6,919	13,838

		118,746

Total Materials		15,222,259

Real Estate (7.0%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	10,602	174,615
Alpine Income Property Trust, Inc. (REIT)	1,683	25,716
American Assets Trust, Inc. (REIT)	7,118	155,955
Armada Hoffler Properties, Inc. (REIT)	9,905	103,012
Broadstone Net Lease, Inc. (REIT)	27,075	424,265
CTO Realty Growth, Inc. (REIT)	3,153	53,443
Empire State Realty Trust, Inc. (REIT), Class A	19,281	195,317
Essential Properties Realty Trust, Inc. (REIT)	20,187	538,186
Gladstone Commercial Corp. (REIT)	4,916	68,038
Global Net Lease, Inc. (REIT)	27,934	217,047
NexPoint Diversified Real Estate Trust (REIT)	5,098	33,647
One Liberty Properties, Inc. (REIT)	2,448	55,300

		2,044,541

Health Care REITs (0.4%)
CareTrust REIT, Inc. (REIT)	15,637	381,074
Community Healthcare Trust, Inc. (REIT)	1,353	35,922
Diversified Healthcare Trust (REIT)	34,611	85,143
Global Medical REIT, Inc. (REIT)	9,277	81,174
LTC Properties, Inc. (REIT)	5,912	192,199
National Health Investors, Inc. (REIT)	5,440	341,795
Sabra Health Care REIT, Inc. (REIT)	33,424	493,672

		1,610,979

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	31,116	509,680
Braemar Hotels & Resorts, Inc. (REIT)	9,488	18,976
Chatham Lodging Trust (REIT)	7,096	71,741
DiamondRock Hospitality Co. (REIT)	30,657	294,614
Pebblebrook Hotel Trust (REIT)	17,277	266,239
RLJ Lodging Trust (REIT)	22,028	260,371
Service Properties Trust (REIT)	23,885	161,940
Summit Hotel Properties, Inc. (REIT)	15,587	101,471
Sunstone Hotel Investors, Inc. (REIT)	29,913	333,231
Xenia Hotels & Resorts, Inc. (REIT)	15,228	228,572

		2,246,835

Industrial REITs (0.5%)
Innovative Industrial Properties, Inc. (REIT)	4,060	420,373
LXP Industrial Trust (REIT)	41,708	376,206
Plymouth Industrial REIT, Inc. (REIT)	6,444	144,990
Terreno Realty Corp. (REIT)	12,116	804,502

		1,746,071

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	25,148	120,710
City Office REIT, Inc. (REIT)	5,945	30,974
COPT Defense Properties (REIT)	16,349	395,155
Douglas Emmett, Inc. (REIT)(x)	19,071	264,515
Easterly Government Properties, Inc. (REIT), Class A	14,121	162,533
Equity Commonwealth (REIT)*	14,998	283,162
Hudson Pacific Properties, Inc. (REIT)	20,084	129,542
JBG SMITH Properties (REIT)	13,547	217,429
Office Properties Income Trust (REIT)(x)	7,073	14,429
Orion Office REIT, Inc. (REIT)	8,863	31,109
Paramount Group, Inc. (REIT)	26,677	125,115
Peakstone Realty Trust (REIT)(x)	5,074	81,844
Piedmont Office Realty Trust, Inc. (REIT), Class A	17,704	124,459
Postal Realty Trust, Inc. (REIT), Class A	2,772	39,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SL Green Realty Corp. (REIT)(x)	9,339	$514,859

		2,535,530

Real Estate Management & Development (2.2%)
American Realty Investors, Inc.*	237	4,247
Anywhere Real Estate, Inc.*	13,773	85,117
Compass, Inc., Class A*	5,436	19,570
Cushman & Wakefield plc*	18,855	197,223
DigitalBridge Group, Inc.	16,061	309,496
Douglas Elliman, Inc.*	13,046	20,613
DREAM Unlimited Corp., Class A	220,000	3,135,550
Forestar Group, Inc.*	2,669	107,267
FRP Holdings, Inc.*	986	60,540
Howard Hughes Holdings, Inc.*	38,200	2,774,084
Kennedy-Wilson Holdings, Inc.	17,335	148,734
Marcus & Millichap, Inc.	2,200	75,174
Newmark Group, Inc., Class A	19,904	220,735
Opendoor Technologies, Inc.*	76,346	231,328
RE/MAX Holdings, Inc., Class A	2,899	25,424
RMR Group, Inc. (The), Class A	671	16,104
Star Holdings*	2,207	28,515
Stratus Properties, Inc.*	806	18,401
Tejon Ranch Co.*	69,820	1,075,926
Transcontinental Realty Investors, Inc.*	193	7,267

		8,561,315

Residential REITs (0.7%)
Apartment Investment and Management Co. (REIT), Class A*	21,259	174,111
BRT Apartments Corp. (REIT)	1,862	31,282
Centerspace (REIT)	2,207	126,108
Clipper Realty, Inc. (REIT)	267	1,290
Elme Communities (REIT)	12,669	176,352
Equity LifeStyle Properties, Inc. (REIT)	20,900	1,345,960
Independence Realty Trust, Inc. (REIT)	32,714	527,677
NexPoint Residential Trust, Inc. (REIT)	2,352	75,711
UMH Properties, Inc. (REIT)	7,084	115,044
Veris Residential, Inc. (REIT)	11,490	174,763

		2,748,298

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	14,248	242,359
CBL & Associates Properties, Inc. (REIT)(x)	888	20,344
Getty Realty Corp. (REIT)	6,983	190,985
InvenTrust Properties Corp. (REIT)	9,820	252,472
Kite Realty Group Trust (REIT)	31,312	678,844
Macerich Co. (The) (REIT)	31,049	534,974
NETSTREIT Corp. (REIT)(x)	9,992	183,553
Phillips Edison & Co., Inc. (REIT)	14,362	515,165
Retail Opportunity Investments Corp. (REIT)	17,904	229,529
Saul Centers, Inc. (REIT)	193	7,429
SITE Centers Corp. (REIT)	27,541	403,476
Tanger, Inc. (REIT)	8,105	239,341
Urban Edge Properties (REIT)	16,444	283,988
Whitestone REIT (REIT)	7,086	88,929

		3,871,388

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	6,712	74,503
Four Corners Property Trust, Inc. (REIT)	11,859	290,190
Gladstone Land Corp. (REIT)	4,659	62,151
Outfront Media, Inc. (REIT)	11,399	191,389
PotlatchDeltic Corp. (REIT)	11,408	536,404
Safehold, Inc. (REIT)	7,017	144,550
Uniti Group, Inc. (REIT)	34,692	204,683

		1,503,870

Total Real Estate		26,868,827

Utilities (2.0%)
Electric Utilities (0.5%)
ALLETE, Inc.	8,414	501,811
Genie Energy Ltd., Class B	1,350	20,358
MGE Energy, Inc.(x)	2,589	203,806
Otter Tail Corp.	2,830	244,512
PNM Resources, Inc.	11,002	414,115
Portland General Electric Co.	14,701	617,442

		2,002,044

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	15,345	553,034
Chesapeake Utilities Corp.	1,086	116,528
New Jersey Resources Corp.	6,720	288,355
Northwest Natural Holding Co.	5,304	197,415
ONE Gas, Inc.	8,007	516,692
RGC Resources, Inc.	990	20,038
Rubis SCA	11,500	406,198
Southwest Gas Holdings, Inc.	9,010	685,931
Spire, Inc.	7,528	461,993

		3,246,184

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A(x)*	8,978	42,915
Ormat Technologies, Inc.	2,723	180,235
Sunnova Energy International, Inc.(x)*	8,009	49,095

		272,245

Multi-Utilities (0.4%)
Avista Corp.	11,213	392,679
Black Hills Corp.	9,880	539,448
Northwestern Energy Group, Inc.	8,874	451,953
Unitil Corp.	1,687	88,315

		1,472,395

Water Utilities (0.2%)
Artesian Resources Corp., Class A	361	13,397
California Water Service Group	5,702	265,029
Consolidated Water Co. Ltd.	1,589	46,573
SJW Group	4,602	260,427

		585,426

Total Utilities		7,578,294

Total Common Stocks (93.8%) (Cost $240,970,721)		361,471,889

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR *	6,337	2,535
Icosavax, Inc., CVR*	3,924	1,177

Total Rights (0.0%)† (Cost $2,766)		3,712

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.2%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	8,428,274	8,428,274
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	20,338,641	20,346,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	3,000,000	$3,000,000

Total Investment Companies		31,775,051

Total Short-Term Investments (8.2%) (Cost $31,774,376)		31,775,051

Total Investments in Securities (102.0%) (Cost $272,747,863)		393,250,652
Other Assets Less Liabilities (-2.0%)		(7,767,811)

Net Assets (100%)		$385,482,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $13,791,296. This was collateralized by $2,861,824 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/2/24 - 2/15/54 and by cash of $11,428,274 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A(x)	85,000	3,678,130	—	(604,029)	11,793	(305,544)	2,780,350	—	—
Financial Services
PennyMac Financial Services, Inc.**	3,420	319,811	—	(16,963)	8,554	126	311,528	711	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	12,590	194,230	—	(5,553)	201	(4,057)	184,821	—	—

Total		4,192,171	—	(626,545)	20,548	(309,475)	3,276,699	711	—

**	Not affiliated at March 31, 2024.

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	6/2024	USD	1,180,245	19,575

					19,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$12,296,050	$17,677	$—		$12,313,727
Consumer Discretionary	61,216,273	—	—	(b)	61,216,273
Consumer Staples	15,344,797	457,410	—		15,802,207
Energy	66,707,137	—	—		66,707,137
Financials	55,054,538	—	—		55,054,538
Health Care	17,915,357	—	11,568		17,926,925
Industrials	58,803,385	12,687,669	—		71,491,054
Information Technology	11,290,648	—	—		11,290,648
Materials	15,222,259	—	—		15,222,259
Real Estate	26,868,827	—	—		26,868,827
Utilities	7,172,096	406,198	—		7,578,294
Future	19,575	—	—		19,575
Rights
Health Care	—	3,712	—		3,712
Short-Term Investments
Investment Companies	31,775,051	—	—		31,775,051

Total Assets	$379,685,993	$13,572,666	$11,568		$393,270,227

Total Liabilities	$—	$—	$—		$—

Total	$379,685,993	$13,572,666	$11,568		$393,270,227

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $448 transferred from Level 3 to Level 1 at the end of the period due to observable market data.

(b)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,301,967
Aggregate gross unrealized depreciation	(39,424,577)

Net unrealized appreciation	$116,877,390

Federal income tax cost of investments in securities and derivative instruments, if applicable	$276,392,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	83,700	$1,473,120
Nippon Telegraph & Telephone Corp.	582,500	692,628
Quebecor, Inc., Class B	20,600	451,526
Singapore Telecommunications Ltd.	263,000	492,790
Swisscom AG (Registered)*	926	566,166
Telstra Group Ltd.	184,009	462,850
Verizon Communications, Inc.	72,400	3,037,904

		7,176,984

Entertainment (0.3%)
Electronic Arts, Inc.	3,456	458,508
Nintendo Co. Ltd.	11,700	638,329

		1,096,837

Interactive Media & Services (3.7%)
Alphabet, Inc., Class A*	55,859	8,430,799
Meta Platforms, Inc., Class A	10,347	5,024,296

		13,455,095

Media (0.6%)
Comcast Corp., Class A	52,445	2,273,491

Wireless Telecommunication Services (0.6%)
SoftBank Corp.	70,700	906,518
T-Mobile US, Inc.	8,456	1,380,188

		2,286,706

Total Communication Services		26,289,113

Consumer Discretionary (8.7%)
Automobile Components (0.2%)
Bridgestone Corp.	14,600	645,321

Automobiles (1.1%)
Bayerische Motoren Werke AG	4,631	534,389
Mercedes-Benz Group AG	13,852	1,103,033
Tesla, Inc.*	13,281	2,334,667

		3,972,089

Broadline Retail (2.5%)
Amazon.com, Inc.*	46,587	8,403,363
Wesfarmers Ltd.	12,895	574,767

		8,978,130

Distributors (0.1%)
Genuine Parts Co.	3,100	480,283

Hotels, Restaurants & Leisure (1.5%)
Aristocrat Leisure Ltd.	17,514	490,759
Chipotle Mexican Grill, Inc.*	300	872,031
McDonald’s Corp.	8,587	2,421,105
Restaurant Brands International, Inc.	6,100	484,424
Starbucks Corp.	10,164	928,888
Yum! Brands, Inc.	3,132	434,252

		5,631,459

Household Durables (0.4%)
DR Horton, Inc.	3,600	592,380
Sekisui House Ltd.	41,900	950,486

		1,542,866

Specialty Retail (2.7%)
AutoZone, Inc.*	500	1,575,825
Home Depot, Inc. (The)	9,600	3,682,560
Lowe’s Cos., Inc.	6,600	1,681,218
O’Reilly Automotive, Inc.*	1,097	1,238,381
TJX Cos., Inc. (The)	12,200	1,237,324
Tractor Supply Co.	1,600	418,752

		9,834,060

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	8,400	789,432

Total Consumer Discretionary		31,873,640

Consumer Staples (10.9%)
Beverages (2.8%)
Carlsberg A/S, Class B	2,875	392,223
Coca-Cola Co. (The)	66,319	4,057,396
Diageo plc	33,069	1,221,046
Keurig Dr Pepper, Inc.	15,277	468,546
Monster Beverage Corp.*	8,200	486,096
PepsiCo, Inc.	21,783	3,812,243

		10,437,550

Consumer Staples Distribution & Retail (3.2%)
Alimentation Couche-Tard, Inc.	23,612	1,347,638
Coles Group Ltd.	35,880	396,078
Costco Wholesale Corp.	4,987	3,653,626
George Weston Ltd.	3,500	472,877
Koninklijke Ahold Delhaize NV	31,924	954,710
Kroger Co. (The)	8,100	462,753
Loblaw Cos. Ltd.	4,700	520,815
Metro, Inc., Class A	7,900	424,117
Tesco plc	105,597	395,306
Walmart, Inc.	49,500	2,978,415

		11,606,335

Food Products (2.0%)
Danone SA	9,011	582,222
General Mills, Inc.	20,400	1,427,388
Hershey Co. (The)	4,900	953,050
Kellanova	11,200	641,648
Mondelez International, Inc., Class A	28,700	2,009,000
Nestle SA (Registered)	15,989	1,697,562

		7,310,870

Household Products (2.3%)
Church & Dwight Co., Inc.	3,900	406,809
Colgate-Palmolive Co.	25,400	2,287,270
Henkel AG & Co. KGaA (Preference)(q)	5,806	466,654
Kimberly-Clark Corp.	10,800	1,396,980
Procter & Gamble Co. (The)	23,000	3,731,750

		8,289,463

Personal Care Products (0.6%)
L’Oreal SA	2,805	1,327,431
Unilever plc	8,484	425,796
Unilever plc (London Stock Exchange)	10,307	517,172

		2,270,399

Total Consumer Staples		39,914,617

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Chevron Corp.	11,400	1,798,236
Equinor ASA	34,266	912,111
Phillips 66	2,923	477,443

Total Energy		3,187,790

Financials (16.9%)
Banks (3.9%)
Bank of Nova Scotia (The)(x)	35,537	1,838,306
Canadian Imperial Bank of Commerce(x)	13,600	689,463
Commonwealth Bank of Australia	4,842	379,708
DBS Group Holdings Ltd.	30,600	816,529
Japan Post Bank Co. Ltd.	39,300	421,869
JPMorgan Chase & Co.	9,316	1,865,995
Mitsubishi UFJ Financial Group, Inc.	36,600	371,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mizuho Financial Group, Inc.	22,400	$442,140
Nordea Bank Abp (Helsinki Stock Exchange)	37,103	419,099
Nordea Bank Abp (Stockholm Stock Exchange)	33,032	367,845
Royal Bank of Canada	26,678	2,690,745
Sumitomo Mitsui Financial Group, Inc.	17,900	1,044,344
Svenska Handelsbanken AB, Class A(x)	45,729	462,459
Toronto-Dominion Bank (The)	31,947	1,928,070
United Overseas Bank Ltd.	19,800	429,800

		14,167,498

Capital Markets (2.9%)
Ameriprise Financial, Inc.	1,000	438,440
ASX Ltd.	10,412	450,658
Bank of New York Mellon Corp. (The)	12,800	737,536
BlackRock, Inc.	1,100	917,070
Cboe Global Markets, Inc.	2,600	477,698
CME Group, Inc.	5,307	1,142,544
Deutsche Boerse AG	4,728	967,367
FactSet Research Systems, Inc.	900	408,951
Hong Kong Exchanges & Clearing Ltd.	12,200	355,078
Intercontinental Exchange, Inc.	11,062	1,520,251
Moody’s Corp.	1,000	393,030
Nasdaq, Inc.	13,500	851,850
S&P Global, Inc.	4,000	1,701,800
TMX Group Ltd.	15,500	408,855

		10,771,128

Financial Services (3.2%)
Berkshire Hathaway, Inc., Class B*	10,430	4,386,024
Fiserv, Inc.*	8,100	1,294,542
Jack Henry & Associates, Inc.	2,600	451,698
Mastercard, Inc., Class A	4,581	2,206,072
Visa, Inc., Class A	12,000	3,348,960

		11,687,296

Insurance (6.9%)
Aflac, Inc.	16,100	1,382,346
Allianz SE (Registered)	3,961	1,187,130
American International Group, Inc.	11,200	875,504
Aon plc, Class A	4,000	1,334,880
Assicurazioni Generali SpA	45,444	1,150,180
Chubb Ltd.	4,700	1,217,911
Gjensidige Forsikring ASA	24,351	353,007
Hannover Rueck SE	2,335	639,099
Hartford Financial Services Group, Inc. (The)	11,900	1,226,295
Intact Financial Corp.	5,700	925,937
Loews Corp.	12,300	962,967
Marsh & McLennan Cos., Inc.	12,400	2,554,152
Medibank Pvt Ltd.	185,639	454,853
MS&AD Insurance Group Holdings, Inc.	41,400	728,698
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	2,909	1,419,487
Poste Italiane SpA(m)	33,001	413,174
Power Corp. of Canada(x)	19,200	538,346
Progressive Corp. (The)	3,800	785,916
Sampo OYJ, Class A	20,391	869,284
Sompo Holdings, Inc.	32,100	670,075
Sun Life Financial, Inc.	15,700	856,659
Suncorp Group Ltd.	36,318	387,659
Swiss Re AG	4,520	581,132
Tokio Marine Holdings, Inc.	27,100	845,868
Travelers Cos., Inc. (The)	7,189	1,654,476
Zurich Insurance Group AG	2,783	1,500,663

		25,515,698

Total Financials		62,141,620

Health Care (11.0%)
Biotechnology (0.4%)
Amgen, Inc.	2,571	730,987
Gilead Sciences, Inc.	11,568	847,356

		1,578,343

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	26,700	3,034,722
Becton Dickinson & Co.	4,965	1,228,589
Boston Scientific Corp.*	8,400	575,316
Edwards Lifesciences Corp.*	11,600	1,108,496
IDEXX Laboratories, Inc.*	1,600	863,888
Medtronic plc	24,700	2,152,605
ResMed, Inc.	3,300	653,499
Stryker Corp.	2,200	787,314

		10,404,429

Health Care Providers & Services (2.5%)
Cencora, Inc.	6,232	1,514,314
Cigna Group (The)	5,000	1,815,950
CVS Health Corp.	16,300	1,300,088
Elevance Health, Inc.	2,800	1,451,912
UnitedHealth Group, Inc.	6,179	3,056,751

		9,139,015

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	3,554	517,142
Danaher Corp.	7,076	1,767,019
Mettler-Toledo International, Inc.*	600	798,774
Waters Corp.*	1,200	413,076

		3,496,011

Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	33,398	1,811,174
Eli Lilly and Co.	3,700	2,878,452
Johnson & Johnson	23,600	3,733,284
Novartis AG (Registered)	14,984	1,451,630
Novo Nordisk A/S, Class B	14,513	1,851,003
Roche Holding AG	4,192	1,067,697
Sanofi SA	7,938	778,973
Takeda Pharmaceutical Co. Ltd.	13,800	383,151
Zoetis, Inc.	10,600	1,793,626

		15,748,990

Total Health Care		40,366,788

Industrials (16.4%)
Aerospace & Defense (0.4%)
Airbus SE	7,500	1,381,360

Air Freight & Logistics (0.7%)
Deutsche Post AG	15,083	649,509
Expeditors International of Washington, Inc.	9,000	1,094,130
United Parcel Service, Inc., Class B	5,500	817,465

		2,561,104

Building Products (1.3%)
Allegion plc	9,400	1,266,274
Assa Abloy AB, Class B	22,085	633,623
Geberit AG (Registered)	974	575,641
Trane Technologies plc	8,100	2,431,620

		4,907,158

Commercial Services & Supplies (1.2%)
Cintas Corp.	1,700	1,167,951
Copart, Inc.*	20,400	1,181,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Secom Co. Ltd.	17,500	$1,267,010
Waste Management, Inc.	4,700	1,001,805

		4,618,334

Construction & Engineering (0.3%)
Vinci SA	4,716	604,234
WSP Global, Inc.	2,600	433,336

		1,037,570

Electrical Equipment (1.2%)
ABB Ltd. (Registered)	10,019	465,372
Eaton Corp. plc	6,569	2,053,995
Rockwell Automation, Inc.	2,100	611,793
Schneider Electric SE	5,258	1,189,259

		4,320,419

Ground Transportation (1.3%)
Canadian National Railway Co.	3,389	446,271
CSX Corp.	50,276	1,863,731
Old Dominion Freight Line, Inc.	4,200	921,102
Union Pacific Corp.	5,984	1,471,645

		4,702,749

Industrial Conglomerates (1.9%)
General Electric Co.	14,866	2,609,429
Hitachi Ltd.	9,800	890,468
Honeywell International, Inc.	13,864	2,845,586
Siemens AG (Registered)	2,974	567,776

		6,913,259

Machinery (4.2%)
Atlas Copco AB, Class A	75,485	1,275,008
Caterpillar, Inc.	5,213	1,910,200
Deere & Co.	3,900	1,601,886
Epiroc AB, Class A	21,624	406,258
Illinois Tool Works, Inc.	11,300	3,032,129
Knorr-Bremse AG	7,613	575,751
Kone OYJ, Class B	8,843	411,567
Otis Worldwide Corp.	4,000	397,080
PACCAR, Inc.	18,205	2,255,418
Parker-Hannifin Corp.	900	500,211
Pentair plc	13,900	1,187,616
Snap-on, Inc.	4,100	1,214,502
Volvo AB, Class B(x)	27,847	754,710

		15,522,336

Professional Services (2.6%)
Automatic Data Processing, Inc.	9,639	2,407,244
Booz Allen Hamilton Holding Corp.	5,000	742,200
Broadridge Financial Solutions, Inc.	3,500	717,010
Jacobs Solutions, Inc.	2,500	384,325
Leidos Holdings, Inc.	3,500	458,815
Paychex, Inc.	8,500	1,043,800
Thomson Reuters Corp.	6,200	964,866
Verisk Analytics, Inc.	5,600	1,320,088
Wolters Kluwer NV	10,351	1,621,474

		9,659,822

Trading Companies & Distributors (1.3%)
Fastenal Co.	30,200	2,329,628
ITOCHU Corp.	9,700	414,195
Mitsui & Co. Ltd.	21,500	1,000,294
WW Grainger, Inc.	900	915,570

		4,659,687

Total Industrials		60,283,798

Information Technology (19.7%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	35,746	1,784,083
Motorola Solutions, Inc.	3,900	1,384,422

		3,168,505

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	16,700	1,926,345
CDW Corp.	4,900	1,253,322

		3,179,667

IT Services (1.4%)
Accenture plc, Class A	6,900	2,391,609
CGI, Inc.*	4,700	518,525
Gartner, Inc.*	1,100	524,337
International Business Machines Corp.	7,096	1,355,052
VeriSign, Inc.*	3,000	568,530

		5,358,053

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	2,105	379,931
Applied Materials, Inc.	4,425	912,568
ASML Holding NV	1,544	1,486,177
Broadcom, Inc.	1,942	2,573,946
KLA Corp.	1,900	1,327,283
NVIDIA Corp.	12,852	11,612,553
NXP Semiconductors NV	5,106	1,265,114
QUALCOMM, Inc.	2,378	402,595

		19,960,167

Software (6.9%)
Adobe, Inc.*	3,134	1,581,416
Autodesk, Inc.*	3,075	800,792
Cadence Design Systems, Inc.*	4,486	1,396,402
Fair Isaac Corp.*	400	499,844
Microsoft Corp.	38,369	16,142,606
Nice Ltd.*	1,918	499,316
Oracle Corp.	10,325	1,296,923
Roper Technologies, Inc.	2,300	1,289,932
Synopsys, Inc.*	3,000	1,714,500

		25,221,731

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	79,080	13,560,639
Canon, Inc.	19,600	582,769
FUJIFILM Holdings Corp.	21,300	476,710
HP, Inc.	26,100	788,742

		15,408,860

Total Information Technology		72,296,983

Materials (2.2%)
Chemicals (1.7%)
Air Liquide SA	1,541	320,598
Corteva, Inc.	9,600	553,632
Ecolab, Inc.	4,000	923,600
Givaudan SA (Registered)	280	1,246,859
Mitsubishi Chemical Group Corp.	76,600	465,176
Nitto Denko Corp.	6,600	600,575
Sherwin-Williams Co. (The)	6,300	2,188,179

		6,298,619

Metals & Mining (0.5%)
Franco-Nevada Corp.	5,200	619,601
Rio Tinto Ltd.	6,629	525,977
Wheaton Precious Metals Corp.	9,757	459,560

		1,605,138

Total Materials		7,903,757

Real Estate (1.8%)
Industrial REITs (0.2%)
Prologis, Inc. (REIT)	4,775	621,801

Real Estate Management & Development (0.1%)
Swiss Prime Site AG (Registered)	4,939	465,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (0.6%)
AvalonBay Communities, Inc. (REIT)	4,795	$889,760
Equity Residential (REIT)	9,300	586,923
Essex Property Trust, Inc. (REIT)	1,700	416,177
Mid-America Apartment Communities, Inc. (REIT)	3,300	434,214

		2,327,074

Specialized REITs (0.9%)
American Tower Corp. (REIT)	6,500	1,284,335
Crown Castle, Inc. (REIT)	4,642	491,263
Iron Mountain, Inc. (REIT)	6,000	481,260
Public Storage (REIT)	3,400	986,204

		3,243,062

Total Real Estate		6,657,715

Utilities (3.7%)
Electric Utilities (1.6%)
Enel SpA	102,593	677,266
Eversource Energy	18,300	1,093,791
Exelon Corp.	26,699	1,003,082
Hydro One Ltd.(m)	17,164	500,519
Iberdrola SA	101,443	1,258,033
Redeia Corp. SA	31,834	542,809
Terna - Rete Elettrica Nazionale	99,482	822,118

		5,897,618

Gas Utilities (0.5%)
Atmos Energy Corp.	11,900	1,414,553
Hong Kong & China Gas Co. Ltd.	708,000	536,411

		1,950,964

Multi-Utilities (1.6%)
Consolidated Edison, Inc.	14,800	1,343,988
E.ON SE	55,801	775,689
National Grid plc	127,540	1,715,989
Public Service Enterprise Group, Inc.	8,400	560,952
Sempra	21,200	1,522,796

		5,919,414

Total Utilities		13,767,996

Total Common Stocks (99.4%) (Cost $ 263,380,439)		364,683,817

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc.,expiring 3/31/40(r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	327,222	327,222
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	711,720	712,005

Total Investment Companies		1,039,227

Total Short-Term Investments (0.3%) (Cost $1,039,298)		1,039,227

Total Investments in Securities (99.7%) (Cost $264,419,737)		365,723,044
Other Assets Less Liabilities (0.3%)		1,271,448

Net Assets (100%)		$366,994,492

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $913,693 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $3,425,227. This was collateralized by $3,363,323 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.501%, maturing 4/15/24 - 11/15/52 and by cash of $327,222 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.1%
Brazil	0.1
Canada	4.7
China	0.3
Denmark	0.6
Finland	0.6
France	1.2
Germany	2.4
Hong Kong	0.2
Israel	0.1
Italy	0.8
Japan	3.9
Netherlands	1.1
Norway	0.4
Singapore	0.5
Spain	0.5
Sweden	1.0
Switzerland	1.7
United Kingdom	1.2
United States	77.3
Cash and Other	0.3

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,529,832	$3,759,281	$—		$26,289,113
Consumer Discretionary	27,574,885	4,298,755	—		31,873,640
Consumer Staples	31,538,417	8,376,200	—		39,914,617
Energy	2,275,679	912,111	—		3,187,790
Financials	44,013,289	18,128,331	—		62,141,620
Health Care	34,834,334	5,532,454	—		40,366,788
Industrials	45,600,289	14,683,509	—		60,283,798
Information Technology	69,252,011	3,044,972	—		72,296,983
Materials	4,744,572	3,159,185	—		7,903,757
Real Estate	6,191,937	465,778	—		6,657,715
Utilities	7,439,681	6,328,315	—		13,767,996
Short-Term Investments
Investment Companies	1,039,227	—	—		1,039,227
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$297,034,153	$68,688,891	$—		$365,723,044

Total Liabilities	$—	$—	$—		$—

Total	$297,034,153	$68,688,891	$—		$365,723,044

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,802,339
Aggregate gross unrealized depreciation	(4,563,183)

Net unrealized appreciation	$100,239,156

Federal income tax cost of investments in securities and derivative instruments, if applicable	$265,483,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.8%)
Liberty Global Ltd., Class C(x)*	1,972	$34,786
Lumen Technologies, Inc.*	10,645	16,606
Verizon Communications, Inc.	45,024	1,889,207

		1,940,599

Entertainment (1.1%)
Electronic Arts, Inc.	2,727	361,791
Walt Disney Co. (The)	19,554	2,392,628
Warner Bros Discovery, Inc.*	24,558	214,391

		2,968,810

Interactive Media & Services (6.8%)
Alphabet, Inc., Class A*	63,300	9,553,869
Alphabet, Inc., Class C*	55,112	8,391,353
ZoomInfo Technologies, Inc., Class A*	2,704	43,345

		17,988,567

Media (0.1%)
Cable One, Inc.	49	20,733
John Wiley & Sons, Inc., Class A	514	19,599
New York Times Co. (The), Class A	1,650	71,313
Omnicom Group, Inc.	2,122	205,325
Scholastic Corp.	344	12,972

		329,942

Total Communication Services		23,227,918

Consumer Discretionary (8.6%)
Automobile Components (0.2%)
Aptiv plc*	3,016	240,225
Autoliv, Inc.	880	105,978
BorgWarner, Inc.	2,564	89,073

		435,276

Automobiles (2.1%)
Harley-Davidson, Inc.	1,508	65,960
Lucid Group, Inc.(x)*	10,084	28,739
Rivian Automotive, Inc., Class A(x)*	7,200	78,840
Tesla, Inc.*	30,602	5,379,526

		5,553,065

Broadline Retail (0.0%)†
Kohl’s Corp.(x)	1,117	32,561
Nordstrom, Inc.	1,304	26,432

		58,993

Distributors (0.1%)
LKQ Corp.	2,819	150,563
Pool Corp.	407	164,224

		314,787

Hotels, Restaurants & Leisure (2.6%)
Aramark	2,604	84,682
Booking Holdings, Inc.	374	1,356,827
Choice Hotels International, Inc.(x)	342	43,212
Darden Restaurants, Inc.	1,299	217,128
Domino’s Pizza, Inc.	374	185,833
Hilton Worldwide Holdings, Inc.	2,743	585,109
Jack in the Box, Inc.	238	16,298
Marriott International, Inc., Class A	2,676	675,182
McDonald’s Corp.	7,758	2,187,368
Royal Caribbean Cruises Ltd.*	2,589	359,897
Starbucks Corp.	12,110	1,106,733
Vail Resorts, Inc.	411	91,583

		6,909,852

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	8,124
Garmin Ltd.	1,638	243,849
La-Z-Boy, Inc.	547	20,578
Meritage Homes Corp.	414	72,641
Mohawk Industries, Inc.*	548	71,728
Newell Brands, Inc.	4,545	36,496
Whirlpool Corp.	607	72,615

		526,031

Leisure Products (0.1%)
Hasbro, Inc.	1,417	80,089
Mattel, Inc.*	3,780	74,882
Topgolf Callaway Brands Corp.*	1,567	25,338

		180,309

Specialty Retail (2.6%)
AutoNation, Inc.*	324	53,648
Best Buy Co., Inc.	2,046	167,833
Buckle, Inc. (The)	355	14,296
CarMax, Inc.*	1,736	151,223
Foot Locker, Inc.	772	22,002
GameStop Corp., Class A(x)*	2,972	37,210
Gap, Inc. (The)	2,447	67,415
Home Depot, Inc. (The)	10,645	4,083,422
Lowe’s Cos., Inc.	6,151	1,566,844
ODP Corp. (The)*	327	17,347
Signet Jewelers Ltd.	436	43,631
Tractor Supply Co.	1,145	299,669
Ulta Beauty, Inc.*	515	269,283
Williams-Sonoma, Inc.	653	207,347

		7,001,170

Textiles, Apparel & Luxury Goods (0.7%)
Capri Holdings Ltd.*	1,273	57,667
Columbia Sportswear Co.	394	31,985
Deckers Outdoor Corp.*	273	256,964
Hanesbrands, Inc.*	3,990	23,142
NIKE, Inc., Class B	12,986	1,220,424
PVH Corp.	650	91,397
Under Armour, Inc., Class A*	2,099	15,491
Under Armour, Inc., Class C*	1,996	14,251
VF Corp.	3,422	52,494
Wolverine World Wide, Inc.	958	10,739

		1,774,554

Total Consumer Discretionary		22,754,037

Consumer Staples (6.4%)
Beverages (2.1%)
Coca-Cola Co. (The)	43,925	2,687,331
Keurig Dr Pepper, Inc.	11,691	358,563
PepsiCo, Inc.	14,692	2,571,247

		5,617,141

Consumer Staples Distribution & Retail (0.7%)
Kroger Co. (The)	7,351	419,963
Sysco Corp.	5,422	440,158
Target Corp.	4,936	874,708
United Natural Foods, Inc.*	720	8,273

		1,743,102

Food Products (1.3%)
Archer-Daniels-Midland Co.	5,709	358,582
Bunge Global SA	1,532	157,061
Campbell Soup Co.	2,011	89,389
Conagra Brands, Inc.	5,123	151,846
Darling Ingredients, Inc.*	1,709	79,485
General Mills, Inc.	6,043	422,829
Hain Celestial Group, Inc. (The)*	1,148	9,023
Hormel Foods Corp.	3,230	112,695
Ingredion, Inc.	727	84,950
J M Smucker Co. (The)	1,110	139,716
Kellanova	2,957	169,406
Kraft Heinz Co. (The)	9,234	340,735
Lamb Weston Holdings, Inc.	1,579	168,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	2,682	$206,004
Mondelez International, Inc., Class A	14,569	1,019,830

		3,509,762

Household Products (2.2%)
Church & Dwight Co., Inc.	2,627	274,022
Clorox Co. (The)	1,336	204,555
Colgate-Palmolive Co.	8,366	753,358
Kimberly-Clark Corp.	3,644	471,352
Procter & Gamble Co. (The)	25,200	4,088,700

		5,791,987

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,505	386,146

Total Consumer Staples		17,048,138

Energy (1.6%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	10,678	357,713
Core Laboratories, Inc.	556	9,497
Halliburton Co.	9,536	375,909
NOV, Inc.	4,198	81,945
TechnipFMC plc	4,595	115,380

		940,444

Oil, Gas & Consumable Fuels (1.2%)
Cheniere Energy, Inc.	2,544	410,296
HF Sinclair Corp.	1,720	103,836
Marathon Petroleum Corp.	4,070	820,105
ONEOK, Inc.	6,279	503,388
Phillips 66	4,692	766,391
Valero Energy Corp.	3,650	623,019

		3,227,035

Total Energy		4,167,479

Financials (12.0%)
Banks (1.0%)
Bank of Hawaii Corp.	449	28,013
Cathay General Bancorp	666	25,195
Citizens Financial Group, Inc.	5,112	185,515
Comerica, Inc.	1,461	80,340
Huntington Bancshares, Inc.	15,362	214,300
International Bancshares Corp.	523	29,361
KeyCorp	10,038	158,701
M&T Bank Corp.	1,773	257,865
Old National Bancorp	3,257	56,704
PNC Financial Services Group, Inc. (The)‡	4,258	688,093
Regions Financial Corp.	9,945	209,243
Truist Financial Corp.	14,156	551,801
Zions Bancorp NA	1,645	71,393

		2,556,524

Capital Markets (3.7%)
Ameriprise Financial, Inc.	1,082	474,392
Bank of New York Mellon Corp. (The)	8,122	467,990
BlackRock, Inc.‡	1,593	1,328,084
Charles Schwab Corp. (The)	16,099	1,164,602
CME Group, Inc.	3,831	824,776
FactSet Research Systems, Inc.	399	181,302
Franklin Resources, Inc.	3,075	86,438
Intercontinental Exchange, Inc.	6,146	844,645
Invesco Ltd.	3,811	63,224
MarketAxess Holdings, Inc.	398	87,261
Moody’s Corp.	1,768	694,877
Morgan Stanley	13,167	1,239,805
Nasdaq, Inc.	3,686	232,587
Northern Trust Corp.	2,249	199,981
S&P Global, Inc.	3,472	1,477,162
State Street Corp.	3,262	252,218
T. Rowe Price Group, Inc.	2,396	292,120

		9,911,464

Consumer Finance (0.8%)
Ally Financial, Inc.	2,811	114,098
American Express Co.	6,250	1,423,063
Discover Financial Services	2,699	353,812
Synchrony Financial	4,387	189,167

		2,080,140

Financial Services (4.0%)
Equitable Holdings, Inc.‡	3,734	141,929
Fidelity National Information Services, Inc.	6,293	466,815
Mastercard, Inc., Class A	8,957	4,313,423
PayPal Holdings, Inc.*	10,979	735,483
Visa, Inc., Class A	16,930	4,724,824
Voya Financial, Inc.	1,058	78,207
Western Union Co. (The)	3,154	44,093

		10,504,774

Insurance (2.5%)
Allstate Corp. (The)	2,799	484,255
Arthur J Gallagher & Co.	2,309	577,342
Chubb Ltd.	4,360	1,129,807
Hartford Financial Services Group, Inc. (The)	3,217	331,512
Lincoln National Corp.	1,782	56,899
Loews Corp.	2,001	156,658
Marsh & McLennan Cos., Inc.	5,273	1,086,133
Principal Financial Group, Inc.	2,578	222,507
Progressive Corp. (The)	6,260	1,294,693
Prudential Financial, Inc.	3,867	453,986
Travelers Cos., Inc. (The)	2,467	567,756
Willis Towers Watson plc	1,107	304,425

		6,665,973

Total Financials		31,718,875

Health Care (10.2%)
Biotechnology (2.9%)
AbbVie, Inc.	18,872	3,436,591
Amgen, Inc.	5,711	1,623,751
Biogen, Inc.*	1,535	330,992
BioMarin Pharmaceutical, Inc.*	1,995	174,243
Gilead Sciences, Inc.	13,339	977,082
Vertex Pharmaceuticals, Inc.*	2,755	1,151,618

		7,694,277

Health Care Equipment & Supplies (1.6%)
Align Technology, Inc.*	768	251,843
Becton Dickinson & Co.	3,097	766,353
Cooper Cos., Inc. (The)	2,080	211,037
Dentsply Sirona, Inc.	2,256	74,877
Dexcom, Inc.*	4,122	571,721
Edwards Lifesciences Corp.*	6,518	622,860
Hologic, Inc.*	2,576	200,825
IDEXX Laboratories, Inc.*	895	483,237
Insulet Corp.*	764	130,950
ResMed, Inc.	1,568	310,511
STERIS plc	1,065	239,433
Zimmer Biomet Holdings, Inc.	2,238	295,371

		4,159,018

Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	2,591	289,933
Cencora, Inc.	1,819	441,999
Centene Corp.*	5,765	452,437
Cigna Group (The)	3,137	1,139,327
DaVita, Inc.*	597	82,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Elevance Health, Inc.	2,509	$1,301,017
HCA Healthcare, Inc.	2,147	716,089
Henry Schein, Inc.*	1,400	105,728
Humana, Inc.	1,323	458,711
Laboratory Corp. of America Holdings	903	197,269
Patterson Cos., Inc.	1,020	28,203
Pediatrix Medical Group, Inc.*	946	9,488
Quest Diagnostics, Inc.	1,199	159,599
Select Medical Holdings Corp.	1,242	37,446

		5,419,662

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,828	27,603

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	3,118	453,700
Bio-Techne Corp.	1,707	120,156
Danaher Corp.	7,492	1,870,902
Illumina, Inc.*	1,686	231,522
IQVIA Holdings, Inc.*	1,970	498,193
Mettler-Toledo International, Inc.*	230	306,197
Waters Corp.*	638	219,619
West Pharmaceutical Services, Inc.	799	316,172

		4,016,461

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	21,812	1,182,865
Jazz Pharmaceuticals plc*	639	76,948
Merck & Co., Inc.	27,132	3,580,067
Zoetis, Inc.	4,893	827,945

		5,667,825

Total Health Care		26,984,846

Industrials (9.3%)
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	1,274	97,002
Expeditors International of Washington, Inc.	1,538	186,975
United Parcel Service, Inc., Class B	7,734	1,149,505

		1,433,482

Building Products (1.1%)
A.O. Smith Corp.	1,298	116,119
Allegion plc	935	125,954
Builders FirstSource, Inc.*	1,318	274,869
Carrier Global Corp.	8,665	503,696
Fortune Brands Innovations, Inc.	1,325	112,188
Johnson Controls International plc	7,330	478,796
Lennox International, Inc.	348	170,089
Masco Corp.	2,446	192,940
Owens Corning	939	156,625
Trane Technologies plc	2,442	733,088

		2,864,364

Commercial Services & Supplies (0.3%)
ACCO Brands Corp.	1,073	6,019
Copart, Inc.*	9,255	536,050
Deluxe Corp.	487	10,027
HNI Corp.	507	22,881
Interface, Inc., Class A	734	12,346
Steelcase, Inc., Class A	654	8,554
Tetra Tech, Inc.	573	105,839

		701,716

Construction & Engineering (0.2%)
EMCOR Group, Inc.	511	178,952
Granite Construction, Inc.(x)	417	23,823
MDU Resources Group, Inc.	2,118	53,374
Quanta Services, Inc.	1,550	402,690

		658,839

Electrical Equipment (0.7%)
Acuity Brands, Inc.	318	85,456
Eaton Corp. plc	4,279	1,337,958
Rockwell Automation, Inc.	1,226	357,171
Sensata Technologies Holding plc	1,702	62,531

		1,843,116

Ground Transportation (1.3%)
ArcBest Corp.	225	32,062
Avis Budget Group, Inc.	229	28,043
CSX Corp.	21,137	783,549
JB Hunt Transport Services, Inc.	870	173,347
Knight-Swift Transportation Holdings, Inc., Class A	1,789	98,431
Norfolk Southern Corp.	2,421	617,040
Ryder System, Inc.	482	57,932
U-Haul Holding Co.	1,044	69,614
Union Pacific Corp.	6,516	1,602,480

		3,462,498

Industrial Conglomerates (0.2%)
3M Co.	5,941	630,162

Machinery (3.4%)
AGCO Corp.	690	84,884
Caterpillar, Inc.	5,447	1,995,944
CNH Industrial NV	10,896	141,212
Cummins, Inc.	1,505	443,448
Deere & Co.	2,851	1,171,020
Dover Corp.	1,500	265,785
Flowserve Corp.	1,445	66,008
Fortive Corp.	3,758	323,263
Graco, Inc.	1,775	165,891
IDEX Corp.	825	201,317
Illinois Tool Works, Inc.	3,239	869,121
Ingersoll Rand, Inc.	4,307	408,950
Lincoln Electric Holdings, Inc.	609	155,563
Middleby Corp. (The)*	552	88,756
PACCAR, Inc.	5,577	690,935
Parker-Hannifin Corp.	1,374	763,655
Pentair plc	1,788	152,767
Snap-on, Inc.	561	166,179
Stanley Black & Decker, Inc.	1,657	162,270
Tennant Co.	204	24,808
Timken Co. (The)	657	57,442
Westinghouse Air Brake Technologies Corp.	1,900	276,792
Xylem, Inc.	2,556	330,337

		9,006,347

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,721	82,384
Southwest Airlines Co.	1,662	48,514

		130,898

Professional Services (0.7%)
ASGN, Inc.*	534	55,942
Automatic Data Processing, Inc.	4,392	1,096,858
Broadridge Financial Solutions, Inc.	1,275	261,196
Exponent, Inc.	512	42,337
Heidrick & Struggles International, Inc.	257	8,651
ICF International, Inc.	218	32,837
Kelly Services, Inc., Class A	381	9,540
ManpowerGroup, Inc.	559	43,401
Paycom Software, Inc.	569	113,237
Resources Connection, Inc.	455	5,988
Robert Half, Inc.	1,155	91,568
TransUnion	2,102	167,740
TrueBlue, Inc.*	492	6,160

		1,935,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.8%)
Air Lease Corp., Class A	1,093	$56,224
Applied Industrial Technologies, Inc.	406	80,205
Fastenal Co.	6,111	471,403
Ferguson plc	2,164	472,682
United Rentals, Inc.	723	521,363
WW Grainger, Inc.	476	484,235

		2,086,112

Total Industrials		24,752,989

Information Technology (36.5%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	43,559	2,174,030
CommScope Holding Co., Inc.*	836	1,095
F5, Inc.*	622	117,925
Motorola Solutions, Inc.	1,770	628,314

		2,921,364

Electronic Equipment, Instruments & Components (0.6%)
Cognex Corp.	1,886	80,004
Corning, Inc.	8,642	284,840
Flex Ltd.*	4,625	132,321
Itron, Inc.*	461	42,652
Keysight Technologies, Inc.*	1,866	291,805
TE Connectivity Ltd.	3,316	481,616
Trimble, Inc.*	2,665	171,519
Zebra Technologies Corp., Class A*	538	162,175

		1,646,932

IT Services (1.9%)
Accenture plc, Class A	6,722	2,329,912
Akamai Technologies, Inc.*	1,597	173,690
Cognizant Technology Solutions Corp., Class A	5,382	394,447
International Business Machines Corp.	9,754	1,862,624
Okta, Inc.*	1,674	175,134
Twilio, Inc., Class A*	1,875	114,656

		5,050,463

Semiconductors & Semiconductor Equipment (13.9%)
Advanced Micro Devices, Inc.*	17,275	3,117,965
Analog Devices, Inc.	5,319	1,052,045
Applied Materials, Inc.	8,889	1,833,179
First Solar, Inc.*	1,100	185,680
Intel Corp.	45,194	1,996,219
Lam Research Corp.	1,411	1,370,885
Microchip Technology, Inc.	5,740	514,935
NVIDIA Corp.	26,419	23,871,152
NXP Semiconductors NV	2,751	681,615
ON Semiconductor Corp.*	4,630	340,537
Skyworks Solutions, Inc.	1,729	187,285
Texas Instruments, Inc.	9,690	1,688,095

		36,839,592

Software (18.6%)
Adobe, Inc.*	4,835	2,439,741
ANSYS, Inc.*	930	322,859
Atlassian Corp., Class A*	1,637	319,395
Autodesk, Inc.*	2,280	593,758
Cadence Design Systems, Inc.*	2,901	903,023
Fair Isaac Corp.*	269	336,145
Fortinet, Inc.*	6,982	476,940
Gen Digital, Inc.	6,161	138,006
Guidewire Software, Inc.*	805	93,952
HubSpot, Inc.*	506	317,039
Intuit, Inc.	2,994	1,946,100
Microsoft Corp.	75,522	31,773,616
Oracle Corp.	17,681	2,220,910
PTC, Inc.*	1,251	236,364
RingCentral, Inc., Class A*	726	25,221
Roper Technologies, Inc.	1,141	639,918
Salesforce, Inc.	10,354	3,118,418
ServiceNow, Inc.*	2,188	1,668,131
Synopsys, Inc.*	1,623	927,545
Teradata Corp.*	1,074	41,532
Workday, Inc., Class A*	2,228	607,687

		49,146,300

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	2,574	293,719
Hewlett Packard Enterprise Co.	13,871	245,933
HP, Inc.	10,091	304,950
Seagate Technology Holdings plc	2,043	190,101
Xerox Holdings Corp.(x)	1,274	22,805

		1,057,508

Total Information Technology		96,662,159

Materials (2.6%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	2,357	571,030
Albemarle Corp.(x)	1,228	161,777
Axalta Coating Systems Ltd.*	2,425	83,396
Ecolab, Inc.	2,736	631,742
HB Fuller Co.	603	48,083
International Flavors & Fragrances, Inc.	2,761	237,418
Linde plc	5,186	2,407,964
LyondellBasell Industries NV, Class A	2,779	284,236
Minerals Technologies, Inc.	284	21,380
Mosaic Co. (The)	3,609	117,148
PPG Industries, Inc.	2,535	367,321
Sherwin-Williams Co. (The)	2,603	904,100

		5,835,595

Containers & Packaging (0.2%)
Avery Dennison Corp.	866	193,335
Ball Corp.	3,352	225,791
International Paper Co.	3,524	137,506
Sealed Air Corp.	1,597	59,408
Sonoco Products Co.	1,051	60,790

		676,830

Metals & Mining (0.2%)
Compass Minerals International, Inc.	398	6,265
Newmont Corp.	12,349	442,588
Radius Recycling, Inc.	317	6,698

		455,551

Total Materials		6,967,976

Real Estate (2.8%)
Health Care REITs (0.3%)
Healthpeak Properties, Inc. (REIT)	7,569	141,919
Ventas, Inc. (REIT)	4,238	184,522
Welltower, Inc. (REIT)	5,933	554,380

		880,821

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	7,422	153,487

Industrial REITs (0.5%)
Prologis, Inc. (REIT)	9,878	1,286,313

Office REITs (0.0%)†
Boston Properties, Inc. (REIT)	1,557	101,688
COPT Defense Properties (REIT)	1,237	29,898

		131,586

Real Estate Management & Development (0.2%)
Anywhere Real Estate, Inc.*	1,355	8,374
CBRE Group, Inc., Class A*	3,235	314,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.*	511	$99,691

		422,636

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	1,536	285,020
Equity Residential (REIT)	3,848	242,848
UDR, Inc. (REIT)	3,310	123,827

		651,695

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	742	75,773
Macerich Co. (The) (REIT)	2,450	42,213
Simon Property Group, Inc. (REIT)	3,512	549,593

		667,579

Specialized REITs (1.2%)
American Tower Corp. (REIT)	4,974	982,813
Crown Castle, Inc. (REIT)	4,659	493,062
Digital Realty Trust, Inc. (REIT)	3,242	466,978
Equinix, Inc. (REIT)	1,001	826,155
Iron Mountain, Inc. (REIT)	3,065	245,844
PotlatchDeltic Corp. (REIT)	852	40,061
SBA Communications Corp. (REIT)	1,156	250,505

		3,305,418

Total Real Estate		7,499,535

Utilities (0.9%)
Electric Utilities (0.3%)
Eversource Energy	3,787	226,349
Exelon Corp.	10,671	400,909

		627,258

Gas Utilities (0.1%)
Atmos Energy Corp.	1,571	186,745
New Jersey Resources Corp.	1,085	46,557
UGI Corp.	2,168	53,203

		286,505

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	35,875

Multi-Utilities (0.4%)
Avista Corp.	768	26,895
CMS Energy Corp.	3,143	189,649
Consolidated Edison, Inc.	3,720	337,813
Sempra	6,697	481,046

		1,035,403

Water Utilities (0.1%)
American Water Works Co., Inc.	2,108	257,619
Essential Utilities, Inc.	2,748	101,813

		359,432

Total Utilities		2,344,473

Total Common Stocks (99.7%) (Cost $100,737,249)		264,128,425

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	195,866	195,866

Total Short-Term Investment (0.1%) (Cost $195,866)		195,866

Total Investments in Securities (99.8%) (Cost $100,933,115)		264,324,291
Other Assets Less Liabilities (0.2%)		442,220

Net Assets (100%)		$264,766,511

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $402,204. This was collateralized by $219,819 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/18/24 - 2/15/54 and by cash of $195,866 which was subsequently invested in investment companies.

Glossary:

REIT —   Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,258	667,092	—	(7,539)	1,909	26,631	688,093	6,677	—
Capital Markets
BlackRock, Inc.	1,593	1,317,554	—	(23,694)	(461)	34,685	1,328,084	8,124	—
Financial Services
Equitable Holdings, Inc.	3,734	124,342	—	—	—	17,587	141,929	821	—

Total		2,108,988	—	(31,233)	1,448	78,903	2,158,106	15,622	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,227,918	$—	$—	$23,227,918
Consumer Discretionary	22,754,037	—	—	22,754,037
Consumer Staples	17,048,138	—	—	17,048,138
Energy	4,167,479	—	—	4,167,479
Financials	31,718,875	—	—	31,718,875
Health Care	26,984,846	—	—	26,984,846
Industrials	24,752,989	—	—	24,752,989
Information Technology	96,662,159	—	—	96,662,159
Materials	6,967,976	—	—	6,967,976
Real Estate	7,499,535	—	—	7,499,535
Utilities	2,344,473	—	—	2,344,473
Short-Term Investment
Investment Company	195,866	—	—	195,866

Total Assets	$264,324,291	$—	$—	$264,324,291

Total Liabilities	$—	$—	$—	$—

Total	$264,324,291	$—	$—	$264,324,291

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,466,527
Aggregate gross unrealized depreciation	(7,181,872)

Net unrealized appreciation	$163,284,655

Federal income tax cost of investments in securities and derivative instruments, if applicable	$101,039,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	440,509	$7,752,958
Verizon Communications, Inc.	259,023	10,868,605

		18,621,563

Entertainment (1.2%)
Electronic Arts, Inc.	14,907	1,977,712
Live Nation Entertainment, Inc.*	8,598	909,410
Netflix, Inc.*	26,662	16,192,633
Take-Two Interactive Software, Inc.*	9,970	1,480,445
Walt Disney Co. (The)	113,011	13,828,026
Warner Bros Discovery, Inc.*	136,781	1,194,098

		35,582,324

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A*	363,065	54,797,400
Alphabet, Inc., Class C*	303,968	46,282,168
Match Group, Inc.*	16,947	614,837
Meta Platforms, Inc., Class A	135,544	65,817,456

		167,511,861

Media (0.5%)
Charter Communications, Inc., Class A*	6,075	1,765,577
Comcast Corp., Class A	244,123	10,582,732
Fox Corp., Class A	14,468	452,414
Fox Corp., Class B	9,051	259,040
Interpublic Group of Cos., Inc. (The)	23,438	764,782
News Corp., Class A	22,485	588,657
News Corp., Class B	6,110	165,337
Omnicom Group, Inc.	11,993	1,160,443
Paramount Global, Class B(x)	28,535	335,857

		16,074,839

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	31,927	5,211,125

Total Communication Services		243,001,712

Consumer Discretionary (9.3%)
Automobile Components (0.1%)
Aptiv plc*	16,850	1,342,103
BorgWarner, Inc.	15,026	522,003

		1,864,106

Automobiles (1.2%)
Ford Motor Co.	239,362	3,178,727
General Motors Co.	71,124	3,225,473
Tesla, Inc.*	170,706	30,008,408

		36,412,608

Broadline Retail (3.4%)
Amazon.com, Inc.*	563,167	101,584,064
eBay, Inc.	31,531	1,664,206
Etsy, Inc.*	7,629	524,265

		103,772,535

Distributors (0.1%)
Genuine Parts Co.	8,807	1,364,469
LKQ Corp.	16,456	878,915
Pool Corp.	2,447	987,364

		3,230,748

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	26,789	4,419,113
Booking Holdings, Inc.	2,149	7,796,314
Caesars Entertainment, Inc.*	13,015	569,276
Carnival Corp.*	60,316	985,563
Chipotle Mexican Grill, Inc.*	1,681	4,886,280
Darden Restaurants, Inc.	7,259	1,213,342
Domino’s Pizza, Inc.	2,162	1,074,255
Expedia Group, Inc.*	7,865	1,083,404
Hilton Worldwide Holdings, Inc.	15,536	3,313,984
Las Vegas Sands Corp.	23,002	1,189,203
Marriott International, Inc., Class A	15,323	3,866,146
McDonald’s Corp.	44,688	12,599,782
MGM Resorts International*	17,393	821,124
Norwegian Cruise Line Holdings Ltd.*	26,836	561,678
Royal Caribbean Cruises Ltd.*	14,712	2,045,115
Starbucks Corp.	69,755	6,374,910
Wynn Resorts Ltd.	5,966	609,904
Yum! Brands, Inc.	17,546	2,432,753

		55,842,146

Household Durables (0.4%)
DR Horton, Inc.	18,399	3,027,556
Garmin Ltd.	9,360	1,393,423
Lennar Corp., Class A	15,228	2,618,912
Mohawk Industries, Inc.*	3,206	419,633
NVR, Inc.*	193	1,563,292
PulteGroup, Inc.	12,908	1,556,963

		10,579,779

Leisure Products (0.0%)†
Hasbro, Inc.	8,324	470,472

Specialty Retail (1.9%)
AutoZone, Inc.*	1,066	3,359,659
Bath & Body Works, Inc.	13,723	686,424
Best Buy Co., Inc.	11,549	947,364
CarMax, Inc.(x)*	9,742	848,626
Home Depot, Inc. (The)	61,318	23,521,585
Lowe’s Cos., Inc.	35,433	9,025,848
O’Reilly Automotive, Inc.*	3,620	4,086,545
Ross Stores, Inc.	20,939	3,073,008
TJX Cos., Inc. (The)	70,215	7,121,205
Tractor Supply Co.	6,775	1,773,153
Ulta Beauty, Inc.*	3,028	1,583,281

		56,026,698

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	1,582	1,489,073
Lululemon Athletica, Inc.*	7,061	2,758,380
NIKE, Inc., Class B	74,993	7,047,842
Ralph Lauren Corp.	2,296	431,097
Tapestry, Inc.	14,775	701,517
VF Corp.	21,130	324,134

		12,752,043

Total Consumer Discretionary		280,951,135

Consumer Staples (5.4%)
Beverages (1.3%)
Brown-Forman Corp., Class B	11,602	598,895
Coca-Cola Co. (The)	239,728	14,666,559
Constellation Brands, Inc., Class A	9,866	2,681,184
Keurig Dr Pepper, Inc.	63,374	1,943,681
Molson Coors Beverage Co., Class B	11,430	768,668
Monster Beverage Corp.*	45,201	2,679,515
PepsiCo, Inc.	84,678	14,819,497

		38,157,999

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	27,338	20,028,639
Dollar General Corp.	13,665	2,132,560
Dollar Tree, Inc.*	12,729	1,694,866
Kroger Co. (The)	41,147	2,350,728
Sysco Corp.	30,659	2,488,898
Target Corp.	28,598	5,067,851
Walgreens Boots Alliance, Inc.	42,961	931,824
Walmart, Inc.	263,729	15,868,574

		50,563,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.7%)
Archer-Daniels-Midland Co.	32,311	$2,029,454
Bunge Global SA	9,236	946,875
Campbell Soup Co.	11,930	530,289
Conagra Brands, Inc.	29,472	873,550
General Mills, Inc.	34,750	2,431,458
Hershey Co. (The)	9,102	1,770,339
Hormel Foods Corp.	18,042	629,485
J M Smucker Co. (The)	6,656	837,791
Kellanova	16,404	939,785
Kraft Heinz Co. (The)	49,468	1,825,369
Lamb Weston Holdings, Inc.	8,868	944,708
McCormick & Co., Inc. (Non- Voting)	15,536	1,193,320
Mondelez International, Inc., Class A	82,956	5,806,920
Tyson Foods, Inc., Class A	17,784	1,044,454

		21,803,797

Household Products (1.1%)
Church & Dwight Co., Inc.	15,006	1,565,276
Clorox Co. (The)	7,516	1,150,775
Colgate-Palmolive Co.	50,549	4,551,938
Kimberly-Clark Corp.	20,655	2,671,724
Procter & Gamble Co. (The)	144,969	23,521,220

		33,460,933

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	14,482	2,232,400
Kenvue, Inc.	105,369	2,261,219

		4,493,619

Tobacco (0.4%)
Altria Group, Inc.	108,647	4,739,182
Philip Morris International, Inc.	95,647	8,763,178

		13,502,360

Total Consumer Staples		161,982,648

Energy (3.6%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	61,014	2,043,969
Halliburton Co.	55,655	2,193,920
Schlumberger NV	87,586	4,800,589

		9,038,478

Oil, Gas & Consumable Fuels (3.3%)
APA Corp.	19,043	654,698
Chevron Corp.#	106,859	16,855,939
ConocoPhillips	72,582	9,238,237
Coterra Energy, Inc.	46,129	1,286,077
Devon Energy Corp.	39,048	1,959,429
Diamondback Energy, Inc.	10,932	2,166,394
EOG Resources, Inc.	35,815	4,578,590
EQT Corp.	25,628	950,030
Exxon Mobil Corp.	244,652	28,438,348
Hess Corp.	16,885	2,577,326
Kinder Morgan, Inc.	119,021	2,182,845
Marathon Oil Corp.	37,080	1,050,847
Marathon Petroleum Corp.	22,672	4,568,408
Occidental Petroleum Corp.	40,377	2,624,101
ONEOK, Inc.	35,625	2,856,056
Phillips 66	26,492	4,327,203
Pioneer Natural Resources Co.	14,379	3,774,488
Targa Resources Corp.	13,542	1,516,569
Valero Energy Corp.	20,828	3,555,131
Williams Cos., Inc. (The)	74,641	2,908,760

		98,069,476

Total Energy		107,107,954

Financials (11.8%)
Banks (3.0%)
Bank of America Corp.	424,179	16,084,868
Citigroup, Inc.	117,249	7,414,827
Citizens Financial Group, Inc.	27,902	1,012,563
Comerica, Inc.	8,428	463,456
Fifth Third Bancorp	42,698	1,588,792
Huntington Bancshares, Inc.	89,587	1,249,739
JPMorgan Chase & Co.	178,114	35,676,234
KeyCorp	56,451	892,490
M&T Bank Corp.	10,137	1,474,325
PNC Financial Services Group, Inc. (The)‡	24,522	3,962,755
Regions Financial Corp.	58,191	1,224,339
Truist Financial Corp.	81,608	3,181,080
US Bancorp	95,630	4,274,661
Wells Fargo & Co.	221,724	12,851,123

		91,351,252

Capital Markets (2.5%)
Ameriprise Financial, Inc.	6,165	2,702,983
Bank of New York Mellon Corp. (The)	46,783	2,695,636
BlackRock, Inc.‡	8,616	7,183,159
Blackstone, Inc.	44,453	5,839,791
Cboe Global Markets, Inc.	6,465	1,187,814
Charles Schwab Corp. (The)	91,514	6,620,123
CME Group, Inc.	22,079	4,753,388
FactSet Research Systems, Inc.	2,393	1,087,355
Franklin Resources, Inc.	18,199	511,574
Goldman Sachs Group, Inc. (The)	20,092	8,392,228
Intercontinental Exchange, Inc.	35,377	4,861,861
Invesco Ltd.	28,505	472,898
MarketAxess Holdings, Inc.	2,206	483,666
Moody’s Corp.	9,764	3,837,545
Morgan Stanley	77,184	7,267,645
MSCI, Inc.	4,898	2,745,084
Nasdaq, Inc.	23,712	1,496,227
Northern Trust Corp.	12,841	1,141,822
Raymond James Financial, Inc.	11,550	1,483,251
S&P Global, Inc.	19,795	8,421,783
State Street Corp.	18,895	1,460,961
T. Rowe Price Group, Inc.	13,848	1,688,348

		76,335,142

Consumer Finance (0.5%)
American Express Co.	35,232	8,021,974
Capital One Financial Corp.	23,385	3,481,793
Discover Financial Services	15,554	2,038,974
Synchrony Financial	24,595	1,060,536

		14,603,277

Financial Services (3.8%)
Berkshire Hathaway, Inc., Class B*	112,095	47,138,189
Corpay, Inc.*	4,362	1,345,852
Fidelity National Information Services, Inc.	36,723	2,724,112
Fiserv, Inc.*	36,949	5,905,189
Global Payments, Inc.	16,136	2,156,738
Jack Henry & Associates, Inc.	4,522	785,607
Mastercard, Inc., Class A	50,830	24,478,203
PayPal Holdings, Inc.*	65,926	4,416,383
Visa, Inc., Class A	97,442	27,194,113

		116,144,386

Insurance (2.0%)
Aflac, Inc.	32,364	2,778,773
Allstate Corp. (The)	16,227	2,807,433
American International Group, Inc.	43,155	3,373,426
Aon plc, Class A	12,427	4,147,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Capital Group Ltd.*	23,238	$2,148,121
Arthur J Gallagher & Co.	13,268	3,317,531
Assurant, Inc.	3,204	603,121
Brown & Brown, Inc.	14,272	1,249,371
Chubb Ltd.	24,968	6,469,958
Cincinnati Financial Corp.	9,583	1,189,921
Everest Group Ltd.	2,665	1,059,338
Globe Life, Inc.	5,380	626,071
Hartford Financial Services Group, Inc. (The)	18,240	1,879,632
Loews Corp.	11,282	883,268
Marsh & McLennan Cos., Inc.	30,312	6,243,666
MetLife, Inc.	37,499	2,779,051
Principal Financial Group, Inc.	13,179	1,137,479
Progressive Corp. (The)	36,049	7,455,654
Prudential Financial, Inc.	22,336	2,622,246
Travelers Cos., Inc. (The)	13,982	3,217,817
W R Berkley Corp.	12,683	1,121,685
Willis Towers Watson plc	6,279	1,726,725

		58,837,425

Total Financials		357,271,482

Health Care (11.2%)
Biotechnology (1.7%)
AbbVie, Inc.	108,774	19,807,745
Amgen, Inc.	32,961	9,371,472
Biogen, Inc.*	8,940	1,927,732
Gilead Sciences, Inc.	76,766	5,623,109
Incyte Corp.*	11,314	644,559
Moderna, Inc.*	20,236	2,156,348
Regeneron Pharmaceuticals, Inc.*	6,509	6,264,847
Vertex Pharmaceuticals, Inc.*	15,869	6,633,401

		52,429,213

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	106,958	12,156,846
Align Technology, Inc.*	4,402	1,443,504
Baxter International, Inc.	31,093	1,328,915
Becton Dickinson & Co.	17,799	4,404,362
Boston Scientific Corp.*	90,755	6,215,810
Cooper Cos., Inc. (The)	12,311	1,249,074
Dentsply Sirona, Inc.	12,924	428,948
Dexcom, Inc.*	23,706	3,288,022
Edwards Lifesciences Corp.*	37,243	3,558,941
GE HealthCare Technologies, Inc.	25,273	2,297,568
Hologic, Inc.*	14,401	1,122,702
IDEXX Laboratories, Inc.*	5,088	2,747,164
Insulet Corp.*	4,352	745,933
Intuitive Surgical, Inc.*	21,707	8,663,047
Medtronic plc	81,920	7,139,328
ResMed, Inc.	9,094	1,800,885
STERIS plc	5,977	1,343,749
Stryker Corp.	20,833	7,455,506
Teleflex, Inc.	2,841	642,549
Zimmer Biomet Holdings, Inc.	12,927	1,706,105

		69,738,958

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	15,212	1,702,223
Cencora, Inc.	10,331	2,510,330
Centene Corp.*	33,097	2,597,452
Cigna Group (The)	17,970	6,526,524
CVS Health Corp.	77,532	6,183,952
DaVita, Inc.*	3,280	452,804
Elevance Health, Inc.	14,476	7,506,385
HCA Healthcare, Inc.	12,303	4,103,420
Henry Schein, Inc.*	8,167	616,772
Humana, Inc.	7,498	2,599,706
Laboratory Corp. of America Holdings	5,193	1,134,463
McKesson Corp.	8,096	4,346,338
Molina Healthcare, Inc.*	3,540	1,454,338
Quest Diagnostics, Inc.	6,958	926,179
UnitedHealth Group, Inc.	56,984	28,189,985
Universal Health Services, Inc., Class B	3,654	666,709

		71,517,580

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	17,897	2,604,192
Bio-Rad Laboratories, Inc., Class A*	1,275	440,984
Bio-Techne Corp.	10,018	705,167
Charles River Laboratories International, Inc.(x)*	3,099	839,674
Danaher Corp.	40,518	10,118,155
Illumina, Inc.*	9,961	1,367,845
IQVIA Holdings, Inc.*	11,356	2,871,819
Mettler-Toledo International, Inc.*	1,314	1,749,315
Revvity, Inc.	7,713	809,865
Thermo Fisher Scientific, Inc.	23,804	13,835,123
Waters Corp.*	3,607	1,241,638
West Pharmaceutical Services, Inc.	4,490	1,776,738

		38,360,515

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	125,361	6,798,327
Catalent, Inc.*	10,699	603,959
Eli Lilly and Co.	49,129	38,220,397
Johnson & Johnson	148,312	23,461,475
Merck & Co., Inc.	156,121	20,600,166
Pfizer, Inc.	347,873	9,653,476
Viatris, Inc.	74,913	894,461
Zoetis, Inc.	28,286	4,786,274

		105,018,535

Total Health Care		337,064,801

Industrials (7.9%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	4,254	1,330,991
Boeing Co. (The)*	35,407	6,833,197
General Dynamics Corp.	13,919	3,931,978
Howmet Aerospace, Inc.	24,430	1,671,745
Huntington Ingalls Industries, Inc.	2,364	689,035
L3Harris Technologies, Inc.	11,577	2,467,059
Lockheed Martin Corp.	13,250	6,027,027
Northrop Grumman Corp.	8,657	4,143,760
RTX Corp.	81,745	7,972,590
Textron, Inc.	12,382	1,187,805
TransDigm Group, Inc.	3,451	4,250,252

		40,505,439

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	7,141	543,716
Expeditors International of Washington, Inc.	8,940	1,086,836
FedEx Corp.	14,130	4,094,026
United Parcel Service, Inc., Class B	44,560	6,622,953

		12,347,531

Building Products (0.5%)
A.O. Smith Corp.	7,307	653,684
Allegion plc	5,489	739,423
Builders FirstSource, Inc.*	7,687	1,603,124
Carrier Global Corp.	51,225	2,977,709
Johnson Controls International plc	42,114	2,750,886
Masco Corp.	13,704	1,080,972
Trane Technologies plc	14,020	4,208,804

		14,014,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.5%)
Cintas Corp.	5,304	$3,644,007
Copart, Inc.*	54,011	3,128,317
Republic Services, Inc.	12,532	2,399,126
Rollins, Inc.	16,941	783,860
Veralto Corp.	13,674	1,212,337
Waste Management, Inc.	22,543	4,805,041

		15,972,688

Construction & Engineering (0.1%)
Quanta Services, Inc.	8,997	2,337,421

Electrical Equipment (0.6%)
AMETEK, Inc.	14,149	2,587,852
Eaton Corp. plc	24,601	7,692,241
Emerson Electric Co.	35,308	4,004,633
Generac Holdings, Inc.*	3,984	502,542
Hubbell, Inc., Class B	3,348	1,389,587
Rockwell Automation, Inc.	7,008	2,041,641

		18,218,496

Ground Transportation (1.0%)
CSX Corp.	121,327	4,497,592
JB Hunt Transport Services, Inc.	4,883	972,938
Norfolk Southern Corp.	14,028	3,575,316
Old Dominion Freight Line, Inc.	11,118	2,438,289
Uber Technologies, Inc.*	126,784	9,761,100
Union Pacific Corp.	37,568	9,239,098

		30,484,333

Industrial Conglomerates (0.8%)
3M Co.	33,925	3,598,425
General Electric Co.	67,052	11,769,637
Honeywell International, Inc.	40,616	8,336,434

		23,704,496

Machinery (1.7%)
Caterpillar, Inc.	31,364	11,492,711
Cummins, Inc.	8,620	2,539,883
Deere & Co.	16,043	6,589,502
Dover Corp.	8,589	1,521,885
Fortive Corp.	21,875	1,881,687
IDEX Corp.	4,593	1,120,784
Illinois Tool Works, Inc.	16,752	4,495,064
Ingersoll Rand, Inc.	25,291	2,401,380
Nordson Corp.	3,245	890,882
Otis Worldwide Corp.	25,175	2,499,122
PACCAR, Inc.	32,090	3,975,630
Parker-Hannifin Corp.	7,911	4,396,855
Pentair plc	10,381	886,953
Snap-on, Inc.	3,327	985,524
Stanley Black & Decker, Inc.	9,383	918,877
Westinghouse Air Brake Technologies Corp.	11,127	1,620,981
Xylem, Inc.	14,816	1,914,820

		50,132,540

Passenger Airlines (0.1%)
American Airlines Group, Inc.(x)*	41,073	630,471
Delta Air Lines, Inc.	39,170	1,875,068
Southwest Airlines Co.	36,943	1,078,366
United Airlines Holdings, Inc.*	20,413	977,374

		4,561,279

Professional Services (0.6%)
Automatic Data Processing, Inc.	25,309	6,320,670
Broadridge Financial Solutions, Inc.	7,295	1,494,454
Dayforce, Inc.*	9,877	653,956
Equifax, Inc.	7,634	2,042,248
Jacobs Solutions, Inc.	7,641	1,174,651
Leidos Holdings, Inc.	8,324	1,091,193
Paychex, Inc.	19,907	2,444,580
Paycom Software, Inc.	3,034	603,796
Robert Half, Inc.	6,297	499,226
Verisk Analytics, Inc.	9,017	2,125,577

		18,450,351

Trading Companies & Distributors (0.3%)
Fastenal Co.	35,161	2,712,320
United Rentals, Inc.	4,186	3,018,566
WW Grainger, Inc.	2,716	2,762,987

		8,493,873

Total Industrials		239,223,049

Information Technology (26.6%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	15,643	4,536,157
Cisco Systems, Inc.	250,349	12,494,918
F5, Inc.*	3,588	680,249
Juniper Networks, Inc.	19,061	706,401
Motorola Solutions, Inc.	10,312	3,660,554

		22,078,279

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	36,860	4,251,801
CDW Corp.	8,296	2,121,951
Corning, Inc.	47,814	1,575,950
Jabil, Inc.	7,964	1,066,778
Keysight Technologies, Inc.*	10,750	1,681,085
TE Connectivity Ltd.	18,822	2,733,707
Teledyne Technologies, Inc.*	2,951	1,266,923
Trimble, Inc.*	15,045	968,296
Zebra Technologies Corp., Class A*	3,163	953,455

		16,619,946

IT Services (1.1%)
Accenture plc, Class A	38,628	13,388,851
Akamai Technologies, Inc.*	9,209	1,001,571
Cognizant Technology Solutions Corp., Class A	30,530	2,237,544
EPAM Systems, Inc.*	3,574	986,996
Gartner, Inc.*	4,849	2,311,373
International Business Machines Corp.	56,374	10,765,179
VeriSign, Inc.*	5,579	1,057,276

		31,748,790

Semiconductors & Semiconductor Equipment (9.2%)
Advanced Micro Devices, Inc.*	99,548	17,967,418
Analog Devices, Inc.	30,549	6,042,287
Applied Materials, Inc.	51,263	10,571,968
Broadcom, Inc.	27,112	35,934,516
Enphase Energy, Inc.*	8,312	1,005,586
First Solar, Inc.*	6,447	1,088,254
Intel Corp.	260,486	11,505,667
KLA Corp.	8,332	5,820,485
Lam Research Corp.	8,077	7,847,371
Microchip Technology, Inc.	33,525	3,007,528
Micron Technology, Inc.	68,011	8,017,817
Monolithic Power Systems, Inc.	2,986	2,022,776
NVIDIA Corp.	152,175	137,499,243
NXP Semiconductors NV	15,797	3,914,023
ON Semiconductor Corp.*	26,107	1,920,170
Qorvo, Inc.*	5,880	675,200
QUALCOMM, Inc.	68,756	11,640,391
Skyworks Solutions, Inc.	9,823	1,064,027
Teradyne, Inc.	9,687	1,092,984
Texas Instruments, Inc.	56,021	9,759,418

		278,397,129

Software (9.6%)
Adobe, Inc.*	27,848	14,052,101
ANSYS, Inc.*	5,349	1,856,959
Autodesk, Inc.*	13,176	3,431,294
Cadence Design Systems, Inc.*	16,692	5,195,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	1,520	$1,899,407
Fortinet, Inc.*	39,167	2,675,498
Gen Digital, Inc.	34,418	770,963
Intuit, Inc.	17,247	11,210,550
Microsoft Corp.	457,787	192,600,146
Oracle Corp.	98,229	12,338,545
Palo Alto Networks, Inc.*	19,441	5,523,771
PTC, Inc.*	7,428	1,403,446
Roper Technologies, Inc.	6,575	3,687,523
Salesforce, Inc.	59,639	17,962,074
ServiceNow, Inc.*	12,630	9,629,112
Synopsys, Inc.*	9,458	5,405,247
Tyler Technologies, Inc.*	2,595	1,102,901

		290,745,423

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.#	894,287	153,352,335
Hewlett Packard Enterprise Co.	78,604	1,393,649
HP, Inc.	54,615	1,650,465
NetApp, Inc.	12,431	1,304,882
Seagate Technology Holdings plc	12,262	1,140,979
Super Micro Computer, Inc.*	3,026	3,056,351
Western Digital Corp.*	19,608	1,338,050

		163,236,711

Total Information Technology		802,826,278

Materials (2.1%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	13,754	3,332,182
Albemarle Corp.	7,315	963,678
Celanese Corp.	6,051	1,039,925
CF Industries Holdings, Inc.	11,510	957,747
Corteva, Inc.	42,914	2,474,850
Dow, Inc.	42,783	2,478,419
DuPont de Nemours, Inc.	26,795	2,054,373
Eastman Chemical Co.	7,431	744,735
Ecolab, Inc.	15,660	3,615,894
FMC Corp.	8,004	509,855
International Flavors & Fragrances, Inc.	15,445	1,328,115
Linde plc	29,874	13,871,096
LyondellBasell Industries NV, Class A	15,922	1,628,502
Mosaic Co. (The)	20,339	660,204
PPG Industries, Inc.	14,618	2,118,148
Sherwin-Williams Co. (The)	14,491	5,033,159

		42,810,882

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,839	2,356,916
Vulcan Materials Co.	8,232	2,246,677

		4,603,593

Containers & Packaging (0.2%)
Amcor plc	92,117	876,033
Avery Dennison Corp.	4,922	1,098,837
Ball Corp.	19,101	1,286,643
International Paper Co.	21,187	826,717
Packaging Corp. of America	5,636	1,069,600
Westrock Co.	15,445	763,755

		5,921,585

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	88,347	4,154,076
Newmont Corp.	71,898	2,576,824
Nucor Corp.	15,147	2,997,591
Steel Dynamics, Inc.	9,325	1,382,245

		11,110,736

Total Materials		64,446,796

Real Estate (2.0%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	44,099	826,856
Ventas, Inc. (REIT)	25,436	1,107,484
Welltower, Inc. (REIT)	33,914	3,168,924

		5,103,264

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	43,193	893,231

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	56,925	7,412,774

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	9,827	1,266,799
Boston Properties, Inc. (REIT)	8,684	567,152

		1,833,951

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	18,011	1,751,390
CoStar Group, Inc.*	25,536	2,466,777

		4,218,167

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	8,633	1,601,939
Camden Property Trust (REIT)	6,419	631,629
Equity Residential (REIT)	21,551	1,360,084
Essex Property Trust, Inc. (REIT)	4,033	987,319
Invitation Homes, Inc. (REIT)	35,284	1,256,463
Mid-America Apartment Communities, Inc. (REIT)	7,269	956,455
UDR, Inc. (REIT)	18,548	693,881

		7,487,770

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	4,389	448,205
Kimco Realty Corp. (REIT)	39,149	767,712
Realty Income Corp. (REIT)	51,809	2,802,867
Regency Centers Corp. (REIT)	10,092	611,171
Simon Property Group, Inc. (REIT)	19,988	3,127,922

		7,757,877

Specialized REITs (0.9%)
American Tower Corp. (REIT)	28,664	5,663,720
Crown Castle, Inc. (REIT)	26,608	2,815,925
Digital Realty Trust, Inc. (REIT)	18,494	2,663,876
Equinix, Inc. (REIT)	5,784	4,773,709
Extra Space Storage, Inc. (REIT)	13,058	1,919,526
Iron Mountain, Inc. (REIT)	18,312	1,468,805
Public Storage (REIT)	9,704	2,814,742
SBA Communications Corp. (REIT)	6,519	1,412,667
VICI Properties, Inc. (REIT), Class A	64,186	1,912,101
Weyerhaeuser Co. (REIT)	45,440	1,631,750

		27,076,821

Total Real Estate		61,783,855

Utilities (2.0%)
Electric Utilities (1.3%)
Alliant Energy Corp.	15,394	775,858
American Electric Power Co., Inc.	32,448	2,793,773
Constellation Energy Corp.	19,843	3,667,978
Duke Energy Corp.	47,848	4,627,380
Edison International	23,636	1,671,774
Entergy Corp.	13,213	1,396,350
Evergy, Inc.	14,112	753,299
Eversource Energy	21,712	1,297,726
Exelon Corp.	60,619	2,277,456
FirstEnergy Corp.	32,209	1,243,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	126,405	$8,078,543
NRG Energy, Inc.	13,420	908,400
PG&E Corp.	131,211	2,199,096
Pinnacle West Capital Corp.	7,343	548,742
PPL Corp.	45,922	1,264,233
Southern Co. (The)	66,905	4,799,765
Xcel Energy, Inc.	34,039	1,829,596

		40,133,881

Gas Utilities (0.0%)†
Atmos Energy Corp.	9,372	1,114,050

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	39,543	709,006

Multi-Utilities (0.6%)
Ameren Corp.	16,436	1,215,606
CenterPoint Energy, Inc.	38,574	1,098,973
CMS Energy Corp.	17,877	1,078,698
Consolidated Edison, Inc.	21,503	1,952,687
Dominion Energy, Inc.	51,130	2,515,085
DTE Energy Co.	12,649	1,418,459
NiSource, Inc.	26,371	729,422
Public Service Enterprise Group, Inc.	30,770	2,054,821
Sempra	38,475	2,763,659
WEC Energy Group, Inc.	19,756	1,622,363

		16,449,773

Water Utilities (0.1%)
American Water Works Co., Inc.	12,202	1,491,207

Total Utilities		59,897,917

Total Common Stocks (89.9%) (Cost $699,577,819)		2,715,557,627

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	189,443	189,443
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	112,742,364	112,787,461

Total Investment Companies		112,976,904

Total Short-Term Investments (3.8%) (Cost $112,984,942)		112,976,904

Total Investments in Securities (93.7%) (Cost $812,562,761)		2,828,534,531
Other Assets Less Liabilities (6.3%)		191,561,571

Net Assets (100%)		$3,020,096,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,005,600.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $731,967. This was collateralized by $553,811 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.470%, maturing 4/2/24 – 11/15/53 and by cash of $189,443 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	17,858	2,842,117	—	(73,793)	50,939	66,590	2,885,853	28,449	—
Capital Markets
BlackRock, Inc.	6,275	5,202,826	—	(107,537)	80,411	55,767	5,231,467	32,686	—

Total		8,044,943	—	(181,330)	131,350	122,357	8,117,320	61,135	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,148	6/2024	USD	304,707,900	5,891,447

					5,891,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$243,001,712	$—	$—	$243,001,712
Consumer Discretionary	280,951,135	—	—	280,951,135
Consumer Staples	161,982,648	—	—	161,982,648
Energy	107,107,954	—	—	107,107,954
Financials	357,271,482	—	—	357,271,482
Health Care	337,064,801	—	—	337,064,801
Industrials	239,223,049	—	—	239,223,049
Information Technology	802,826,278	—	—	802,826,278
Materials	64,446,796	—	—	64,446,796
Real Estate	61,783,855	—	—	61,783,855
Utilities	59,897,917	—	—	59,897,917
Future	5,891,447	—	—	5,891,447
Short-Term Investments
Investment Companies	112,976,904	—	—	112,976,904

Total Assets	$2,834,425,978	$—	$—	$2,834,425,978

Total Liabilities	$—	$—	$—	$—

Total	$2,834,425,978	$—	$—	$2,834,425,978

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,057,766,764
Aggregate gross unrealized depreciation	(47,338,320)

Net unrealized appreciation	$2,010,428,444

Federal income tax cost of investments in securities and derivative instruments, if applicable	$823,997,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	23,134	$566,783
Iridium Communications, Inc.	12,867	336,601

		903,384

Entertainment (0.2%)
TKO Group Holdings, Inc., Class A	6,281	542,741

Interactive Media & Services (0.2%)
Ziff Davis, Inc.*	4,661	293,830
ZoomInfo Technologies, Inc., Class A*	30,969	496,433

		790,263

Media (0.6%)
Cable One, Inc.	463	195,909
New York Times Co. (The), Class A	17,045	736,685
Nexstar Media Group, Inc., Class A	3,436	591,988
TEGNA, Inc.	20,141	300,907

		1,825,489

Total Communication Services		4,061,877

Consumer Discretionary (14.1%)
Automobile Components (1.3%)
Adient plc*	9,577	315,275
Autoliv, Inc.	7,706	928,034
Fox Factory Holding Corp.*	4,363	227,181
Gentex Corp.	24,004	867,024
Goodyear Tire & Rubber Co. (The)*	29,620	406,683
Lear Corp.	6,030	873,626
Visteon Corp.*	2,877	338,364

		3,956,187

Automobiles (0.4%)
Harley-Davidson, Inc.	13,310	582,179
Thor Industries, Inc.	5,605	657,691

		1,239,870

Broadline Retail (0.4%)
Macy’s, Inc.	28,692	573,553
Nordstrom, Inc.	10,028	203,267
Ollie’s Bargain Outlet Holdings, Inc.*	6,340	504,474

		1,281,294

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	375	287,880
Grand Canyon Education, Inc.*	2,956	402,637
H&R Block, Inc.	14,713	722,555
Service Corp. International	15,469	1,147,955

		2,561,027

Hotels, Restaurants & Leisure (3.3%)
Aramark	27,594	897,357
Boyd Gaming Corp.	7,327	493,254
Choice Hotels International, Inc.(x)	2,574	325,225
Churchill Downs, Inc.	7,084	876,645
Hilton Grand Vacations, Inc.*	7,475	352,895
Hyatt Hotels Corp., Class A	4,610	735,848
Light & Wonder, Inc.*	9,404	960,054
Marriott Vacations Worldwide Corp.	3,476	374,469
Penn Entertainment, Inc.*	15,714	286,152
Planet Fitness, Inc., Class A*	8,926	559,035
Texas Roadhouse, Inc., Class A	6,941	1,072,176
Travel + Leisure Co.	7,632	373,663
Vail Resorts, Inc.	3,969	884,412
Wendy’s Co. (The)	17,933	337,858
Wingstop, Inc.	3,062	1,121,917
Wyndham Hotels & Resorts, Inc.	8,666	665,116

		10,316,076

Household Durables (2.0%)
Helen of Troy Ltd.*	2,427	279,688
KB Home	7,673	543,862
Leggett & Platt, Inc.	13,883	265,860
Taylor Morrison Home Corp., Class A*	11,201	696,366
Tempur Sealy International, Inc.	18,072	1,026,851
Toll Brothers, Inc.	10,884	1,408,063
TopBuild Corp.*	3,299	1,453,968
Whirlpool Corp.	5,811	695,170

		6,369,828

Leisure Products (0.7%)
Brunswick Corp.	7,207	695,620
Mattel, Inc.*	36,766	728,334
Polaris, Inc.	5,589	559,571
YETI Holdings, Inc.*	9,004	347,104

		2,330,629

Specialty Retail (3.9%)
AutoNation, Inc.*	2,734	452,696
Burlington Stores, Inc.*	6,662	1,546,850
Dick’s Sporting Goods, Inc.	6,069	1,364,675
Five Below, Inc.*	5,720	1,037,494
Floor & Decor Holdings, Inc., Class A*	11,111	1,440,208
GameStop Corp., Class A(x)*	27,895	349,245
Gap, Inc. (The)	22,449	618,470
Lithia Motors, Inc., Class A	2,888	868,884
Murphy USA, Inc.	1,973	827,082
Penske Automotive Group, Inc.	2,044	331,107
RH*	1,602	557,912
Valvoline, Inc.*	13,456	599,734
Williams-Sonoma, Inc.	6,677	2,120,148

		12,114,505

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	12,147	550,259
Carter’s, Inc.	3,720	315,009
Columbia Sportswear Co.	3,333	270,573
Crocs, Inc.*	6,312	907,666
PVH Corp.	6,243	877,828
Skechers USA, Inc., Class A*	13,910	852,127
Under Armour, Inc., Class A*	21,042	155,290
Under Armour, Inc., Class C*	17,664	126,121

		4,054,873

Total Consumer Discretionary		44,224,289

Consumer Staples (4.2%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	976	297,114
Celsius Holdings, Inc.*	15,444	1,280,616
Coca-Cola Consolidated, Inc.	492	416,434

		1,994,164

Consumer Staples Distribution & Retail (1.8%)
BJ’s Wholesale Club Holdings, Inc.*	13,833	1,046,467
Casey’s General Stores, Inc.	3,856	1,227,943
Grocery Outlet Holding Corp.*	9,471	272,575
Performance Food Group Co.*	16,324	1,218,423
Sprouts Farmers Market, Inc.*	10,449	673,752
US Foods Holding Corp.*	23,697	1,278,927

		5,718,087

Food Products (1.0%)
Darling Ingredients, Inc.*	16,781	780,484
Flowers Foods, Inc.	20,257	481,104
Ingredion, Inc.	6,887	804,746
Lancaster Colony Corp.	2,090	433,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pilgrim’s Pride Corp.*	4,219	$144,796
Post Holdings, Inc.*	5,300	563,284

		3,208,361

Personal Care Products (0.8%)
BellRing Brands, Inc.*	13,641	805,228
Coty, Inc., Class A*	39,550	473,018
e.l.f. Beauty, Inc.*	5,770	1,131,093

		2,409,339

Total Consumer Staples		13,329,951

Energy (4.9%)
Energy Equipment & Services (0.9%)
ChampionX Corp.	19,909	714,534
NOV, Inc.	41,326	806,684
Valaris Ltd.*	6,442	484,825
Weatherford International plc*	7,519	867,843

		2,873,886

Oil, Gas & Consumable Fuels (4.0%)
Antero Midstream Corp.	35,046	492,747
Antero Resources Corp.*	29,368	851,672
Chesapeake Energy Corp.(x)	11,625	1,032,649
Chord Energy Corp.	4,317	769,462
Civitas Resources, Inc.	9,066	688,200
CNX Resources Corp.*	15,230	361,256
DT Midstream, Inc.	9,932	606,845
Equitrans Midstream Corp.	45,198	564,523
HF Sinclair Corp.	16,628	1,003,832
Matador Resources Co.	11,586	773,597
Murphy Oil Corp.	15,093	689,750
Ovintiv, Inc.	26,545	1,377,685
PBF Energy, Inc., Class A	11,433	658,198
Permian Resources Corp.	47,897	845,861
Range Resources Corp.	25,058	862,747
Southwestern Energy Co.*	115,036	871,973

		12,450,997

Total Energy		15,324,883

Financials (14.5%)
Banks (4.8%)
Associated Banc-Corp.	15,261	328,264
Bank OZK	11,196	508,970
Cadence Bank	18,935	549,115
Columbia Banking System, Inc.	21,961	424,945
Commerce Bancshares, Inc.	12,361	657,605
Cullen/Frost Bankers, Inc.	6,753	760,185
East West Bancorp, Inc.	14,868	1,176,208
First Financial Bankshares, Inc.	13,172	432,173
First Horizon Corp.	58,465	900,361
FNB Corp.	38,074	536,843
Glacier Bancorp, Inc.	11,551	465,274
Hancock Whitney Corp.	8,936	411,414
Home BancShares, Inc.	19,302	474,250
International Bancshares Corp.	5,435	305,121
New York Community Bancorp, Inc.	74,339	239,372
Old National Bancorp	31,247	544,010
Pinnacle Financial Partners, Inc.	8,023	689,015
Prosperity Bancshares, Inc.	9,873	649,446
SouthState Corp.	7,986	679,050
Synovus Financial Corp.	15,567	623,614
Texas Capital Bancshares, Inc.*	4,811	296,117
UMB Financial Corp.	4,606	400,676
United Bankshares, Inc.	13,880	496,765
Valley National Bancorp	45,176	359,601
Webster Financial Corp.	18,359	932,087
Wintrust Financial Corp.	6,549	683,650
Zions Bancorp NA	15,425	669,445

		15,193,576

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	3,758	629,352
Carlyle Group, Inc. (The)	23,262	1,091,220
Evercore, Inc., Class A	3,938	758,420
Federated Hermes, Inc., Class B	9,042	326,597
Houlihan Lokey, Inc., Class A	5,623	720,812
Interactive Brokers Group, Inc., Class A	11,327	1,265,339
Janus Henderson Group plc	14,614	480,655
Jefferies Financial Group, Inc.	19,127	843,501
Morningstar, Inc.	2,697	831,674
SEI Investments Co.	10,818	777,814
Stifel Financial Corp.	11,516	900,206

		8,625,590

Consumer Finance (0.7%)
Ally Financial, Inc.	28,825	1,170,007
FirstCash Holdings, Inc.	4,009	511,308
SLM Corp.	23,824	519,125

		2,200,440

Financial Services (1.5%)
Equitable Holdings, Inc.‡	9,928	377,363
Essent Group Ltd.	11,107	660,978
Euronet Worldwide, Inc.*	4,602	505,898
MGIC Investment Corp.	28,275	632,229
Voya Financial, Inc.	11,612	858,359
Western Union Co. (The)	34,375	480,562
WEX, Inc.*	4,449	1,056,771

		4,572,160

Insurance (4.2%)
American Financial Group, Inc.	6,912	943,350
Brighthouse Financial, Inc.*	7,047	363,202
CNO Financial Group, Inc.	11,354	312,008
Erie Indemnity Co., Class A	2,597	1,042,877
Fidelity National Financial, Inc.	21,396	1,136,128
First American Financial Corp.	10,703	653,418
Hanover Insurance Group, Inc. (The)	3,774	513,906
Kemper Corp.	6,297	389,910
Kinsale Capital Group, Inc.	2,290	1,201,655
Old Republic International Corp.	27,748	852,419
Primerica, Inc.	3,776	955,177
Reinsurance Group of America, Inc.	7,072	1,364,047
RenaissanceRe Holdings Ltd.	5,518	1,296,895
RLI Corp.	4,127	612,736
Selective Insurance Group, Inc.	6,343	692,465
Unum Group	17,035	914,098

		13,244,291

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	54,001	1,063,279
Starwood Property Trust, Inc. (REIT)(x)	31,754	645,559

		1,708,838

Total Financials		45,544,895

Health Care (7.2%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc.*	12,892	368,711
Cytokinetics, Inc.*	10,224	716,805
Exelixis, Inc.*	31,598	749,821
Halozyme Therapeutics, Inc.*	13,780	560,570
Neurocrine Biosciences, Inc.*	10,416	1,436,575
Roivant Sciences Ltd.*	35,188	370,881
United Therapeutics Corp.*	4,907	1,127,236

		5,330,599

Health Care Equipment & Supplies (2.0%)
Enovis Corp.*	5,093	318,058
Envista Holdings Corp.*	18,110	387,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Globus Medical, Inc., Class A*	12,048	$646,255
Haemonetics Corp.*	5,292	451,672
Integra LifeSciences Holdings Corp.*	7,096	251,553
Lantheus Holdings, Inc.*	7,141	444,456
LivaNova plc*	5,480	306,551
Masimo Corp.*	4,645	682,118
Neogen Corp.*	20,419	322,212
Penumbra, Inc.*	4,024	898,076
QuidelOrtho Corp.*	5,199	249,240
Shockwave Medical, Inc.*	3,846	1,252,373

		6,209,756

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	9,569	758,056
Amedisys, Inc.*	3,277	302,008
Chemed Corp.	1,553	996,917
Encompass Health Corp.	10,441	862,218
HealthEquity, Inc.*	8,965	731,813
Option Care Health, Inc.*	18,414	617,606
Progyny, Inc.*	8,442	322,062
R1 RCM, Inc.*	20,568	264,916
Tenet Healthcare Corp.*	10,661	1,120,578

		5,976,174

Health Care Technology (0.1%)
Doximity, Inc., Class A*	12,693	341,569

Life Sciences Tools & Services (1.1%)
Azenta, Inc.*	5,836	351,794
Bruker Corp.	9,686	909,903
Medpace Holdings, Inc.*	2,429	981,680
Repligen Corp.*	5,415	995,927
Sotera Health Co.*	12,744	153,056

		3,392,360

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	6,582	792,604
Perrigo Co. plc	14,153	455,585

		1,248,189

Total Health Care		22,498,647

Industrials (19.9%)
Aerospace & Defense (1.1%)
BWX Technologies, Inc.	9,490	973,864
Curtiss-Wright Corp.	3,934	1,006,868
Hexcel Corp.	8,720	635,252
Woodward, Inc.	6,268	966,024

		3,582,008

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	12,523	673,236

Building Products (3.3%)
Advanced Drainage Systems, Inc.	7,116	1,225,660
Carlisle Cos., Inc.	5,062	1,983,545
Fortune Brands Innovations, Inc.	13,220	1,119,337
Lennox International, Inc.	3,351	1,637,835
Owens Corning	9,314	1,553,575
Simpson Manufacturing Co., Inc.	4,428	908,537
Trex Co., Inc.*	11,252	1,122,387
UFP Industries, Inc.	6,463	795,014

		10,345,890

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	4,779	441,484
Clean Harbors, Inc.*	5,295	1,065,937
MSA Safety, Inc.	3,834	742,224
Stericycle, Inc.*	9,573	504,976
Tetra Tech, Inc.	5,578	1,030,312

		3,784,933

Construction & Engineering (2.1%)
AECOM	14,346	1,407,056
Comfort Systems USA, Inc.	3,706	1,177,433
EMCOR Group, Inc.	4,898	1,715,279
Fluor Corp.*	17,866	755,374
MasTec, Inc.*	6,307	588,128
MDU Resources Group, Inc.	21,073	531,040
Valmont Industries, Inc.	2,179	497,422

		6,671,732

Electrical Equipment (1.4%)
Acuity Brands, Inc.	3,168	851,337
EnerSys	4,222	398,810
nVent Electric plc	17,320	1,305,928
Regal Rexnord Corp.	6,915	1,245,392
Sensata Technologies Holding plc	15,829	581,557

		4,383,024

Ground Transportation (1.9%)
Avis Budget Group, Inc.	1,946	238,307
Hertz Global Holdings, Inc.*	13,786	107,944
Knight-Swift Transportation Holdings, Inc., Class A	16,934	931,709
Landstar System, Inc.	3,700	713,212
Ryder System, Inc.	4,758	571,864
Saia, Inc.*	2,767	1,618,695
Werner Enterprises, Inc.	5,815	227,483
XPO, Inc.*	12,106	1,477,295

		5,886,509

Machinery (4.4%)
AGCO Corp.	6,551	805,904
Chart Industries, Inc.(x)*	4,376	720,815
Crane Co.	5,068	684,839
Donaldson Co., Inc.	12,366	923,493
Esab Corp.	5,843	646,061
Flowserve Corp.	13,581	620,380
Graco, Inc.	17,453	1,631,157
ITT, Inc.	8,554	1,163,601
Lincoln Electric Holdings, Inc.	5,956	1,521,401
Middleby Corp. (The)*	5,611	902,193
Oshkosh Corp.	6,872	857,007
RBC Bearings, Inc.*	3,012	814,294
Terex Corp.	6,988	450,027
Timken Co. (The)	6,822	596,447
Toro Co. (The)	10,878	996,751
Watts Water Technologies, Inc., Class A	2,793	593,652

		13,928,022

Marine Transportation (0.2%)
Kirby Corp.*	6,103	581,738

Professional Services (2.5%)
ASGN, Inc.*	4,994	523,171
CACI International, Inc., Class A*	2,349	889,872
Concentrix Corp.	4,970	329,113
ExlService Holdings, Inc.*	17,065	542,667
Exponent, Inc.	5,195	429,575
FTI Consulting, Inc.*	3,614	759,988
Genpact Ltd.	17,279	569,343
Insperity, Inc.	3,723	408,078
KBR, Inc.	14,149	900,725
ManpowerGroup, Inc.	5,223	405,514
Maximus, Inc.	6,375	534,863
Paylocity Holding Corp.*	4,533	779,041
Science Applications International Corp.	5,526	720,535

		7,792,485

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	4,037	797,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Core & Main, Inc., Class A*	17,863	$1,022,657
GATX Corp.	3,693	494,973
MSC Industrial Direct Co., Inc., Class A	4,716	457,640
Watsco, Inc.	3,273	1,413,838
WESCO International, Inc.	4,625	792,170

		4,978,787

Total Industrials		62,608,364

Information Technology (8.4%)
Communications Equipment (0.4%)
Ciena Corp.*	15,094	746,398
Lumentum Holdings, Inc.*	7,080	335,238

		1,081,636

Electronic Equipment, Instruments & Components (2.2%)
Arrow Electronics, Inc.*	5,687	736,239
Avnet, Inc.	9,724	482,116
Belden, Inc.	4,325	400,538
Cognex Corp.	17,722	751,767
Coherent Corp.*	13,759	834,070
Crane NXT Co.	5,002	309,624
IPG Photonics Corp.*	3,060	277,511
Littelfuse, Inc.	2,579	625,021
Novanta, Inc.*	3,692	645,251
TD SYNNEX Corp.	6,112	691,267
Vishay Intertechnology, Inc.	12,922	293,071
Vontier Corp.	16,010	726,214

		6,772,689

IT Services (0.7%)
GoDaddy, Inc., Class A*	14,788	1,755,040
Kyndryl Holdings, Inc.*	24,162	525,765

		2,280,805

Semiconductors & Semiconductor Equipment (2.4%)
Allegro MicroSystems, Inc.*	7,329	197,590
Amkor Technology, Inc.	10,870	350,449
Cirrus Logic, Inc.*	5,588	517,225
Lattice Semiconductor Corp.*	14,341	1,121,896
MACOM Technology Solutions Holdings, Inc.*	5,671	542,374
MKS Instruments, Inc.	6,567	873,411
Onto Innovation, Inc.*	5,108	924,957
Power Integrations, Inc.	5,750	411,413
Rambus, Inc.*	11,154	689,429
Silicon Laboratories, Inc.*	3,304	474,851
Synaptics, Inc.*	4,107	400,679
Universal Display Corp.	4,522	761,731
Wolfspeed, Inc.*	13,131	387,364

		7,653,369

Software (2.2%)
Appfolio, Inc., Class A*	2,130	525,556
Aspen Technology, Inc.*	2,923	623,417
Blackbaud, Inc.*	4,399	326,142
CommVault Systems, Inc.*	4,557	462,217
Dolby Laboratories, Inc., Class A	6,234	522,222
Dropbox, Inc., Class A*	26,901	653,694
Dynatrace, Inc.*	25,158	1,168,338
Manhattan Associates, Inc.*	6,421	1,606,727
Qualys, Inc.*	3,834	639,780
Teradata Corp.*	10,245	396,174

		6,924,267

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	30,910	1,607,011

Total Information Technology		26,319,777

Materials (6.4%)
Chemicals (2.1%)
Arcadium Lithium plc(x)*	106,823	460,407
Ashland, Inc.	5,165	502,916
Avient Corp.	9,523	413,298
Axalta Coating Systems Ltd.*	22,978	790,214
Cabot Corp.	5,768	531,810
Chemours Co. (The)	15,423	405,008
NewMarket Corp.	715	453,753
Olin Corp.	12,641	743,291
RPM International, Inc.	13,455	1,600,472
Scotts Miracle-Gro Co. (The)(x)	4,391	327,525
Westlake Corp.	3,473	530,674

		6,759,368

Construction Materials (0.5%)
Eagle Materials, Inc.	3,591	975,854
Knife River Corp.*	5,883	476,994

		1,452,848

Containers & Packaging (1.5%)
AptarGroup, Inc.	6,815	980,610
Berry Global Group, Inc.	12,292	743,420
Crown Holdings, Inc.	12,549	994,634
Graphic Packaging Holding Co.	32,167	938,633
Greif, Inc., Class A	2,648	182,844
Silgan Holdings, Inc.	8,547	415,042
Sonoco Products Co.	10,428	603,156

		4,858,339

Metals & Mining (2.1%)
Alcoa Corp.	18,823	636,029
Cleveland-Cliffs, Inc.*	52,222	1,187,528
Commercial Metals Co.	12,203	717,170
MP Materials Corp.(x)*	14,796	211,583
Reliance, Inc.	5,999	2,004,746
Royal Gold, Inc.	6,845	833,789
United States Steel Corp.	23,366	952,866

		6,543,711

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	6,627	556,072

Total Materials		20,170,338

Real Estate (6.5%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	22,995	1,297,838

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	39,948	565,264
Omega Healthcare Investors, Inc. (REIT)	25,628	811,639
Sabra Health Care REIT, Inc. (REIT)	23,981	354,199

		1,731,102

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	22,089	386,337

Industrial REITs (1.1%)
EastGroup Properties, Inc. (REIT)	4,914	883,390
First Industrial Realty Trust, Inc. (REIT)	13,643	716,803
Rexford Industrial Realty, Inc. (REIT)	21,970	1,105,091
STAG Industrial, Inc. (REIT)	18,865	725,171

		3,430,455

Office REITs (0.5%)
COPT Defense Properties (REIT)	11,006	266,015
Cousins Properties, Inc. (REIT)	15,562	374,110
Kilroy Realty Corp. (REIT)	11,099	404,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	16,788	$482,991

		1,527,453

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	4,994	974,279

Residential REITs (1.1%)
American Homes 4 Rent (REIT), Class A	33,120	1,218,153
Apartment Income REIT Corp. (REIT), Class A	15,192	493,284
Equity LifeStyle Properties, Inc. (REIT)	19,542	1,258,505
Independence Realty Trust, Inc. (REIT)	22,820	368,087

		3,338,029

Retail REITs (0.8%)
Agree Realty Corp. (REIT)	10,405	594,334
Brixmor Property Group, Inc. (REIT)	31,667	742,591
Kite Realty Group Trust (REIT)	22,889	496,233
NNN REIT, Inc. (REIT)	19,012	812,573

		2,645,731

Specialized REITs (1.6%)
CubeSmart (REIT)	23,466	1,061,133
EPR Properties (REIT)	7,947	337,350
Gaming and Leisure Properties, Inc. (REIT)	28,221	1,300,141
Lamar Advertising Co. (REIT), Class A	9,187	1,097,020
National Storage Affiliates Trust (REIT)	7,929	310,500
PotlatchDeltic Corp. (REIT)	8,168	384,059
Rayonier, Inc. (REIT)	14,089	468,318

		4,958,521

Total Real Estate		20,289,745

Utilities (3.0%)
Electric Utilities (0.7%)
ALLETE, Inc.	5,779	344,660
IDACORP, Inc.	5,247	487,394
OGE Energy Corp.	21,501	737,484
PNM Resources, Inc.	8,894	334,770
Portland General Electric Co.	10,769	452,298

		2,356,606

Gas Utilities (0.9%)
National Fuel Gas Co.	9,580	514,638
New Jersey Resources Corp.	10,176	436,652
ONE Gas, Inc.	5,802	374,403
Southwest Gas Holdings, Inc.	6,265	476,955
Spire, Inc.	5,728	351,527
UGI Corp.	22,250	546,015

		2,700,190

Independent Power and Renewable Electricity Producers (0.9%)
Ormat Technologies, Inc.	5,495	363,714
Vistra Corp.	35,133	2,447,013

		2,810,727

Multi-Utilities (0.2%)
Black Hills Corp.	7,287	397,870
Northwestern Energy Group, Inc.	5,987	304,918

		702,788

Water Utilities (0.3%)
Essential Utilities, Inc.	26,484	981,232

Total Utilities		9,551,543

Total Common Stocks (90.4%) (Cost $182,001,356)		283,924,309

SHORT-TERM INVESTMENTS:
Investment Companies (6.4%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,664,321	1,664,321
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	18,414,051	18,421,417

Total Investment Companies		20,085,738

Total Short-Term Investments (6.4%) (Cost $20,083,392)		20,085,738

Total Investments in Securities (96.8%) (Cost $202,084,748)		304,010,047
Other Assets Less Liabilities (3.2%)		9,922,724

Net Assets (100%)		$313,932,771

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $2,289,578. This was collateralized by $683,830 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 4/18/24 – 8/15/53 and by cash of $1,664,321 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.**	9,928	349,683	1,937	(21,209)	(233)	47,185	377,363	2,229	—

**	Not affiliated at December 31, 2023.

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	96	6/2024	USD	29,543,040	796,422

					796,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,061,877	$—	$—	$4,061,877
Consumer Discretionary	44,224,289	—	—	44,224,289
Consumer Staples	13,329,951	—	—	13,329,951
Energy	15,324,883	—	—	15,324,883
Financials	45,544,895	—	—	45,544,895
Health Care	22,498,647	—	—	22,498,647
Industrials	62,608,364	—	—	62,608,364
Information Technology	26,319,777	—	—	26,319,777
Materials	20,170,338	—	—	20,170,338
Real Estate	20,289,745	—	—	20,289,745
Utilities	9,551,543	—	—	9,551,543
Future	796,422	—	—	796,422
Short-Term Investments
Investment Companies	20,085,738	—	—	20,085,738

Total Assets	$304,806,469	$—	$—	$304,806,469

Total Liabilities	$—	$—	$—	$—

Total	$304,806,469	$—	$—	$304,806,469

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,266,454
Aggregate gross unrealized depreciation	(13,360,719)

Net unrealized appreciation	$100,905,735

Federal income tax cost of investments in securities and derivative instruments, if applicable	$203,900,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	4,532	$152,321
AST SpaceMobile, Inc., Class A(x)*	26,949	78,152
ATN International, Inc.	3,139	98,894
Bandwidth, Inc., Class A(x)*	5,508	100,576
Cogent Communications Holdings, Inc.	14,589	953,099
Consolidated Communications Holdings, Inc.*	19,869	85,834
Globalstar, Inc.*	244,273	359,081
IDT Corp., Class B	5,403	204,287
Liberty Latin America Ltd., Class A*	8,875	61,859
Liberty Latin America Ltd., Class C*	47,239	330,200
Lumen Technologies, Inc.*	350,194	546,303
Ooma, Inc.*	5,984	51,044
Shenandoah Telecommunications Co.	16,629	288,846

		3,310,496

Entertainment (0.4%)
Atlanta Braves Holdings, Inc., Class A*	3,320	139,108
Atlanta Braves Holdings, Inc., Class C*	14,978	585,041
Cinemark Holdings, Inc.*	35,922	645,518
Eventbrite, Inc., Class A*	25,232	138,271
IMAX Corp.*	16,360	264,541
Lions Gate Entertainment Corp., Class A(x)*	20,433	203,309
Lions Gate Entertainment Corp., Class B*	42,923	399,613
Loop Media, Inc.(x)*	9,103	3,335
Madison Square Garden Entertainment Corp., Class A*	14,195	556,586
Marcus Corp. (The)(x)	5,935	84,633
Playstudios, Inc.*	20,864	58,002
Reservoir Media, Inc.*	4,771	37,834
Sphere Entertainment Co.*	9,320	457,426
Vivid Seats, Inc., Class A*	17,549	105,119

		3,678,336

Interactive Media & Services (0.5%)
Bumble, Inc., Class A*	33,891	384,663
Cargurus, Inc., Class A*	32,847	758,109
Cars.com, Inc.*	23,640	406,135
DHI Group, Inc.*	10,568	26,948
EverQuote, Inc., Class A*	5,082	94,322
fuboTV, Inc.(x)*	100,219	158,346
Grindr, Inc.(x)*	14,369	145,558
MediaAlpha, Inc., Class A*	8,089	164,773
Nextdoor Holdings, Inc.*	36,343	81,772
Outbrain, Inc.*	10,657	42,095
QuinStreet, Inc.*	18,619	328,811
Shutterstock, Inc.(x)	8,732	400,013
System1, Inc.(x)*	6,185	12,123
TrueCar, Inc.*	29,158	98,846
Vimeo, Inc.*	53,667	219,498
Yelp, Inc., Class A*	21,783	858,250
Ziff Davis, Inc.*	15,176	956,695
ZipRecruiter, Inc., Class A*	21,980	252,550

		5,389,507

Media (0.6%)
Advantage Solutions, Inc.*	28,443	123,158
AMC Networks, Inc., Class A*	7,564	91,751
Boston Omaha Corp., Class A*	5,802	89,699
Cardlytics, Inc.(x)*	8,096	117,311
Clear Channel Outdoor Holdings, Inc.*	128,337	211,756
Daily Journal Corp.*	466	168,510
EchoStar Corp., Class A*	41,145	586,316
Emerald Holding, Inc.*	3,898	26,546
Entravision Communications Corp., Class A	25,439	41,720
EW Scripps Co. (The), Class A*	14,874	58,455
Gambling.com Group Ltd.*	2,876	26,258
Gannett Co., Inc.*	34,494	84,165
Gray Television, Inc.	30,573	193,221
iHeartMedia, Inc., Class A*	25,642	53,592
Integral Ad Science Holding Corp.*	22,641	225,731
John Wiley & Sons, Inc., Class A	12,252	467,169
Magnite, Inc.*	48,100	517,075
PubMatic, Inc., Class A*	14,417	341,971
Scholastic Corp.	8,867	334,375
Sinclair, Inc.	7,990	107,625
Stagwell, Inc., Class A*	27,472	170,876
TechTarget, Inc.*	9,613	317,998
TEGNA, Inc.	65,700	981,558
Thryv Holdings, Inc.*	10,765	239,306
Townsquare Media, Inc., Class A	2,916	32,018
Urban One, Inc.*	3,259	6,648
Urban One, Inc., Class A*	2,527	6,823
WideOpenWest, Inc.*	12,838	46,474

		5,668,105

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	22,585	198,296
Spok Holdings, Inc.	4,438	70,786
Telephone and Data Systems, Inc.	32,964	528,083
Tingo Group, Inc.(x)*	30,490	781

		797,946

Total Communication Services		18,844,390

Consumer Discretionary (9.9%)
Automobile Components (1.2%)
Adient plc*	30,401	1,000,801
American Axle & Manufacturing Holdings, Inc.*	40,991	301,694
Atmus Filtration Technologies, Inc.*	27,624	890,874
Cooper-Standard Holdings, Inc.*	4,114	68,128
Dana, Inc.	44,630	566,801
Dorman Products, Inc.*	8,732	841,678
Fox Factory Holding Corp.*	14,031	730,594
Gentherm, Inc.*	10,756	619,331
Goodyear Tire & Rubber Co. (The)*	93,810	1,288,011
Holley, Inc.*	13,322	59,416
LCI Industries	8,438	1,038,380
Luminar Technologies, Inc., Class A(x)*	94,186	185,546
Modine Manufacturing Co.*	17,109	1,628,606
Patrick Industries, Inc.	6,978	833,662
Solid Power, Inc.(x)*	38,698	78,557
Standard Motor Products, Inc.	7,442	249,679
Stoneridge, Inc.*	6,478	119,454
Visteon Corp.*	9,107	1,071,074
XPEL, Inc.(m)*	7,516	406,014

		11,978,300

Automobiles (0.1%)
Livewire Group, Inc.(x)*	2,753	19,904
Winnebago Industries, Inc.	9,645	713,730
Workhorse Group, Inc.(x)*	36,735	8,618

		742,252

Broadline Retail (0.1%)
Big Lots, Inc.*	7,448	32,250
ContextLogic, Inc., Class A*	5,126	29,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Dillard’s, Inc., Class A(x)	1,170	$551,819
Qurate Retail, Inc., Class B*	902	4,086
Savers Value Village, Inc.*	6,307	121,599

		738,921

Distributors (0.0%)†
Weyco Group, Inc.	1,482	47,246

Diversified Consumer Services (1.0%)
2U, Inc.(x)*	19,508	7,602
Adtalem Global Education, Inc.*	13,326	684,956
Carriage Services, Inc., Class A	3,282	88,745
Chegg, Inc.*	41,880	317,032
Coursera, Inc.*	44,509	624,016
Duolingo, Inc., Class A*	9,855	2,173,816
European Wax Center, Inc., Class A(x)*	8,024	104,152
Frontdoor, Inc.*	27,018	880,246
Graham Holdings Co., Class B	1,128	865,943
Laureate Education, Inc.	42,823	623,931
Lincoln Educational Services Corp.*	5,914	61,092
Nerdy, Inc.*	14,131	41,121
OneSpaWorld Holdings Ltd.*	27,812	367,953
Perdoceo Education Corp.	23,909	419,842
Strategic Education, Inc.	7,447	775,382
Stride, Inc.*	13,762	867,694
Udemy, Inc.*	31,066	341,105
Universal Technical Institute, Inc.*	11,670	186,020
WW International, Inc.*	12,938	23,935

		9,454,583

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc., Class A*	18,821	221,900
Bally’s Corp.(x)*	6,926	96,548
Biglari Holdings, Inc., Class B*	161	30,538
BJ’s Restaurants, Inc.*	8,072	292,045
Bloomin’ Brands, Inc.	28,616	820,707
Bowlero Corp., Class A(x)	4,056	55,567
Brinker International, Inc.*	14,293	710,076
Carrols Restaurant Group, Inc.	8,242	78,381
Century Casinos, Inc.*	7,054	22,291
Cheesecake Factory, Inc. (The)	15,853	573,086
Chuy’s Holdings, Inc.*	6,005	202,549
Cracker Barrel Old Country Store, Inc.(x)	7,331	533,184
Dave & Buster’s Entertainment, Inc.*	11,037	690,916
Denny’s Corp.*	12,333	110,504
Dine Brands Global, Inc.	5,418	251,829
El Pollo Loco Holdings, Inc.*	6,438	62,706
Empire Resorts, Inc.(r)*	2,655	—
Everi Holdings, Inc.*	27,754	278,928
First Watch Restaurant Group, Inc.*	7,497	184,576
Full House Resorts, Inc.*	8,508	47,389
Global Business Travel Group I(x)*	8,057	48,423
Golden Entertainment, Inc.	6,956	256,189
Hilton Grand Vacations, Inc.*	26,166	1,235,297
Inspired Entertainment, Inc.*	5,270	51,962
International Game Technology plc	36,697	828,985
Jack in the Box, Inc.	6,602	452,105
Krispy Kreme, Inc.(x)	30,556	465,521
Kura Sushi USA, Inc., Class A(x)*	1,826	210,282
Life Time Group Holdings, Inc.*	15,633	242,624
Light & Wonder, Inc.*	29,709	3,032,992
Lindblad Expeditions Holdings, Inc.*	8,502	79,324
Monarch Casino & Resort, Inc.	4,767	357,477
Mondee Holdings, Inc., Class A(x)*	11,336	26,186
Nathan’s Famous, Inc.	704	49,843
Noodles & Co., Class A*	8,958	17,110
ONE Group Hospitality, Inc. (The)*	4,880	27,182
Papa John’s International, Inc.	11,113	740,126
PlayAGS, Inc.*	9,222	82,813
Portillo’s, Inc., Class A*	15,379	218,074
Potbelly Corp.*	6,517	78,921
RCI Hospitality Holdings, Inc.	2,096	121,568
Red Robin Gourmet Burgers, Inc.(x)*	3,963	30,357
Red Rock Resorts, Inc., Class A	15,453	924,398
Rush Street Interactive, Inc.*	15,325	99,766
Sabre Corp.*	118,352	286,412
Shake Shack, Inc., Class A*	12,579	1,308,593
Six Flags Entertainment Corp.*	25,276	665,264
Super Group SGHC Ltd.*	32,184	111,035
Sweetgreen, Inc., Class A*	31,784	802,864
Target Hospitality Corp.*	7,616	82,786
United Parks & Resorts, Inc.*	12,451	699,871
Xponential Fitness, Inc., Class A*	5,194	85,909

		18,983,979

Household Durables (2.2%)
Beazer Homes USA, Inc.*	10,217	335,118
Cavco Industries, Inc.*	2,810	1,121,359
Century Communities, Inc.	9,739	939,814
Cricut, Inc., Class A	11,943	56,849
Dream Finders Homes, Inc., Class A*	6,866	300,250
Ethan Allen Interiors, Inc.	7,915	273,622
GoPro, Inc., Class A*	31,675	70,635
Green Brick Partners, Inc.*	9,232	556,043
Helen of Troy Ltd.*	7,725	890,229
Hooker Furnishings Corp.	2,745	65,907
Hovnanian Enterprises, Inc., Class A*	1,680	263,659
Installed Building Products, Inc.	7,893	2,042,156
iRobot Corp.*	6,714	58,815
KB Home	22,277	1,578,994
Landsea Homes Corp.*	2,993	43,488
La-Z-Boy, Inc.	14,812	557,227
Legacy Housing Corp.*	2,241	48,226
LGI Homes, Inc.*	7,124	829,020
Lovesac Co. (The)*	3,573	80,750
M.D.C. Holdings, Inc.	19,718	1,240,459
M/I Homes, Inc.*	8,954	1,220,341
Meritage Homes Corp.	12,050	2,114,293
Purple Innovation, Inc., Class A(x)	13,339	23,210
Skyline Champion Corp.*	17,815	1,514,453
Snap One Holdings Corp.(x)*	4,283	36,919
Sonos, Inc.*	42,490	809,859
Taylor Morrison Home Corp., Class A*	34,112	2,120,743
Traeger, Inc.*	8,795	22,251
Tri Pointe Homes, Inc.*	32,526	1,257,455
United Homes Group, Inc.(x)*	1,537	10,744
Vizio Holding Corp., Class A*	24,948	272,931
VOXX International Corp., Class A*	2,848	23,240
Worthington Enterprises, Inc.	10,260	638,480

		21,417,539

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	9,954	656,466
AMMO, Inc.(x)*	22,874	62,903
Clarus Corp.(x)	7,346	49,585
Escalade, Inc.(x)	2,486	34,182
Funko, Inc., Class A*	8,981	56,041
JAKKS Pacific, Inc.*	1,804	44,559
Johnson Outdoors, Inc., Class A	1,352	62,341
Latham Group, Inc.*	9,700	38,412
Malibu Boats, Inc., Class A*	6,960	301,229
Marine Products Corp.	2,270	26,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
MasterCraft Boat Holdings, Inc.*	4,077	$96,706
Smith & Wesson Brands, Inc.	15,994	277,656
Solo Brands, Inc., Class A(x)*	5,482	11,896
Sturm Ruger & Co., Inc.	5,644	260,471
Topgolf Callaway Brands Corp.*	46,952	759,214
Vista Outdoor, Inc.*	19,034	623,935

		3,362,269

Specialty Retail (2.5%)
1-800-Flowers.com, Inc., Class A*	5,845	63,301
Aaron’s Co., Inc. (The)	7,238	54,285
Abercrombie & Fitch Co., Class A*	16,267	2,038,743
Academy Sports & Outdoors, Inc.	24,095	1,627,376
American Eagle Outfitters, Inc.	60,694	1,565,298
America’s Car-Mart, Inc.*	1,460	93,250
Arko Corp.	22,803	129,977
Asbury Automotive Group, Inc.*	6,898	1,626,410
BARK, Inc.(x)*	27,337	33,898
Beyond, Inc.*	15,703	563,895
Big 5 Sporting Goods Corp.(x)	4,968	17,487
Boot Barn Holdings, Inc.*	10,355	985,278
Buckle, Inc. (The)	10,581	426,097
Build-A-Bear Workshop, Inc.	3,024	90,327
Caleres, Inc.	11,240	461,177
Camping World Holdings, Inc., Class A	13,623	379,401
CarParts.com, Inc.*	12,787	20,715
Carvana Co.(x)*	33,662	2,959,226
Cato Corp. (The), Class A	3,797	21,909
Children’s Place, Inc. (The)(x)*	2,737	31,585
Designer Brands, Inc., Class A(x)	10,380	113,453
Destination XL Group, Inc.*	13,743	49,475
Duluth Holdings, Inc., Class B*	2,642	12,946
Envela Corp.(x)*	1,894	8,750
EVgo, Inc., Class A(x)*	18,455	46,322
Foot Locker, Inc.	27,357	779,675
Genesco, Inc.*	2,650	74,571
Group 1 Automotive, Inc.	4,527	1,322,925
GrowGeneration Corp.*	14,317	40,947
Guess?, Inc.(x)	9,905	311,710
Haverty Furniture Cos., Inc.	3,439	117,339
Hibbett, Inc.	4,080	313,385
J Jill, Inc.*	1,136	36,318
Lands’ End, Inc.*	3,414	37,178
Lazydays Holdings, Inc.(x)*	1,830	7,375
Leslie’s, Inc.*	62,673	407,374
MarineMax, Inc.*	7,592	252,510
Monro, Inc.	10,012	315,778
National Vision Holdings, Inc.*	26,261	581,944
ODP Corp. (The)*	11,029	585,088
OneWater Marine, Inc., Class A*	2,882	81,128
PetMed Express, Inc.(x)	5,133	24,587
Rent the Runway, Inc., Class A(x)*	10,335	3,570
Revolve Group, Inc., Class A(x)*	13,951	295,343
Sally Beauty Holdings, Inc.*	37,530	466,123
Shoe Carnival, Inc.	5,761	211,083
Signet Jewelers Ltd.	14,570	1,458,020
Sleep Number Corp.*	5,196	83,292
Sonic Automotive, Inc., Class A	5,256	299,277
Sportsman’s Warehouse Holdings, Inc.*	8,730	27,150
Stitch Fix, Inc., Class A*	20,651	54,519
ThredUp, Inc., Class A*	18,124	36,248
Tile Shop Holdings, Inc.*	7,194	50,574
Tilly’s, Inc., Class A*	5,057	34,388
Torrid Holdings, Inc.(x)*	2,952	14,406
Upbound Group, Inc.	18,228	641,808
Urban Outfitters, Inc.*	21,535	935,050
Warby Parker, Inc., Class A*	30,451	414,438
Winmark Corp.	971	351,211
Zumiez, Inc.*	3,894	59,150

		24,146,063

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A(x)*	20,349	14,124
Figs, Inc., Class A*	46,194	230,046
Fossil Group, Inc.(x)*	12,661	12,914
G-III Apparel Group Ltd.*	14,794	429,174
Hanesbrands, Inc.*	122,296	709,317
Kontoor Brands, Inc.	18,534	1,116,673
Movado Group, Inc.	3,602	100,604
Oxford Industries, Inc.	5,130	576,612
Rocky Brands, Inc.	1,460	39,610
Steven Madden Ltd.	24,528	1,037,044
Vera Bradley, Inc.*	6,550	44,540
Wolverine World Wide, Inc.	26,433	296,314

		4,606,972

Total Consumer Discretionary		95,478,124

Consumer Staples (3.0%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	1,593	1,348,331
Duckhorn Portfolio, Inc. (The)*	9,565	89,050
MGP Ingredients, Inc.(x)	5,429	467,600
National Beverage Corp.*	8,153	386,941
Primo Water Corp.	52,114	948,996
Vita Coco Co., Inc. (The)*	12,007	293,331
Zevia PBC, Class A*	6,226	7,285

		3,541,534

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	10,368	594,812
Chefs’ Warehouse, Inc. (The)*	12,076	454,782
HF Foods Group, Inc.*	9,664	33,824
Ingles Markets, Inc., Class A	4,939	378,723
Natural Grocers by Vitamin Cottage, Inc.	2,303	41,569
PriceSmart, Inc.	8,666	727,944
SpartanNash Co.	12,314	248,866
Sprouts Farmers Market, Inc.*	33,197	2,140,543
United Natural Foods, Inc.*	21,126	242,738
Village Super Market, Inc., Class A	2,105	60,224
Weis Markets, Inc.	5,863	377,577

		5,301,602

Food Products (0.8%)
Alico, Inc.	1,779	52,089
B&G Foods, Inc.(x)	24,602	281,447
Benson Hill, Inc.(x)*	46,216	9,266
Beyond Meat, Inc.(x)*	14,512	120,159
BRC, Inc., Class A(x)*	9,310	39,847
Calavo Growers, Inc.	4,237	117,831
Cal-Maine Foods, Inc.	12,965	762,990
Dole plc	24,854	296,508
Forafric Global plc(x)*	1,304	13,509
Fresh Del Monte Produce, Inc.	11,526	298,639
Hain Celestial Group, Inc. (The)*	30,304	238,190
J & J Snack Foods Corp.	4,922	711,524
John B Sanfilippo & Son, Inc.	3,007	318,501
Lancaster Colony Corp.	6,498	1,349,180
Limoneira Co.(x)	4,371	85,497
Mission Produce, Inc.(x)*	14,934	177,267
Seneca Foods Corp., Class A*	1,261	71,751
Simply Good Foods Co. (The)*	30,175	1,026,855
SunOpta, Inc.*	31,812	218,548
TreeHouse Foods, Inc.*	17,205	670,135
Utz Brands, Inc.	24,167	445,640
Vital Farms, Inc.*	10,476	243,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Westrock Coffee Co.(x)*	7,092	$73,260

		7,622,200

Household Products (0.3%)
Central Garden & Pet Co.*	2,317	99,237
Central Garden & Pet Co., Class A*	17,495	645,915
Energizer Holdings, Inc.	23,877	702,939
Oil-Dri Corp. of America	1,226	91,411
WD-40 Co.	4,526	1,146,481

		2,685,983

Personal Care Products (0.9%)
Beauty Health Co. (The)*	20,024	88,907
BellRing Brands, Inc.*	43,159	2,547,676
e.l.f. Beauty, Inc.*	17,728	3,475,220
Edgewell Personal Care Co.	16,716	645,906
Herbalife Ltd.*	34,834	350,082
Inter Parfums, Inc.	6,023	846,292
Medifast, Inc.	2,628	100,705
Nature’s Sunshine Products, Inc.*	2,912	60,482
Nu Skin Enterprises, Inc., Class A	18,435	254,956
USANA Health Sciences, Inc.*	4,053	196,570
Waldencast plc, Class A(x)*	6,539	42,503

		8,609,299

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	4,266	26,151
Turning Point Brands, Inc.	4,025	117,932
Universal Corp.	8,249	426,638
Vector Group Ltd.	49,757	545,337

		1,116,058

Total Consumer Staples		28,876,676

Energy (6.5%)
Energy Equipment & Services (2.3%)
Archrock, Inc.	45,239	889,851
Atlas Energy Solutions, Inc.	4,065	91,950
Borr Drilling Ltd.	75,598	517,846
Bristow Group, Inc., Class A*	7,673	208,706
Cactus, Inc., Class A	22,146	1,109,293
ChampionX Corp.	64,620	2,319,212
Core Laboratories, Inc.	16,682	284,929
Diamond Offshore Drilling, Inc.*	35,619	485,843
DMC Global, Inc.*	4,779	93,143
Dril-Quip, Inc.*	10,823	243,842
Expro Group Holdings NV*	30,037	599,839
Forum Energy Technologies, Inc.*	2,449	48,931
Helix Energy Solutions Group, Inc.*	45,638	494,716
Helmerich & Payne, Inc.	32,445	1,364,637
KLX Energy Services Holdings, Inc.*	3,163	24,482
Kodiak Gas Services, Inc.(x)	3,740	102,252
Liberty Energy, Inc., Class A	55,330	1,146,438
Mammoth Energy Services, Inc.*	5,817	21,174
Nabors Industries Ltd.*	3,280	282,506
Newpark Resources, Inc.*	24,451	176,536
Noble Corp. plc	36,534	1,771,534
Oceaneering International, Inc.*	33,117	774,938
Oil States International, Inc.*	14,661	90,312
Patterson-UTI Energy, Inc.	116,580	1,391,965
ProFrac Holding Corp., Class A(x)*	5,587	46,707
ProPetro Holding Corp.*	34,028	274,946
Ranger Energy Services, Inc., Class A	3,879	43,794
RPC, Inc.	27,329	211,526
SEACOR Marine Holdings, Inc.*	6,014	83,835
Seadrill Ltd.*	15,675	788,452
Select Water Solutions, Inc., Class A	26,602	245,536
Solaris Oilfield Infrastructure, Inc., Class A	7,027	60,924
TETRA Technologies, Inc.*	40,720	180,390
Tidewater, Inc.*	15,218	1,400,056
US Silica Holdings, Inc.*	27,320	339,041
Valaris Ltd.*	19,525	1,469,452
Weatherford International plc*	23,272	2,686,054

		22,365,588

Oil, Gas & Consumable Fuels (4.2%)
Amplify Energy Corp.*	8,585	56,747
Ardmore Shipping Corp.	14,658	240,684
Berry Corp.	24,755	199,278
California Resources Corp.	22,731	1,252,478
Callon Petroleum Co.*	5,440	194,534
Centrus Energy Corp., Class A*	2,784	115,620
Chord Energy Corp.	13,657	2,434,224
Civitas Resources, Inc.	26,772	2,032,263
Clean Energy Fuels Corp.*	41,529	111,298
CNX Resources Corp.*	50,892	1,207,158
Comstock Resources, Inc.(x)	33,310	309,117
CONSOL Energy, Inc.	10,254	858,875
Crescent Energy Co., Class A(x)	26,554	315,993
CVR Energy, Inc.	10,469	373,325
Delek US Holdings, Inc.	20,620	633,859
DHT Holdings, Inc.	47,253	543,409
Dorian LPG Ltd.	11,417	439,098
Empire Petroleum Corp.(x)*	2,543	12,995
Encore Energy Corp.(x)*	50,526	221,304
Energy Fuels, Inc.(x)*	56,766	357,058
Equitrans Midstream Corp.	144,556	1,805,504
Evolution Petroleum Corp.	7,875	48,352
Excelerate Energy, Inc., Class A	4,322	69,238
FLEX LNG Ltd.(x)	10,303	262,005
FutureFuel Corp.	6,511	52,414
Gevo, Inc.(x)*	58,385	44,881
Golar LNG Ltd.	33,001	794,004
Granite Ridge Resources, Inc.	6,487	42,165
Green Plains, Inc.*	17,330	400,670
Gulfport Energy Corp.*	3,529	565,063
Hallador Energy Co.*	5,704	30,402
HighPeak Energy, Inc.(x)	2,657	41,901
International Seaways, Inc.	13,020	692,664
Kinetik Holdings, Inc., Class A	10,397	414,528
Kosmos Energy Ltd.*	152,094	906,480
Magnolia Oil & Gas Corp., Class A(x)	58,805	1,525,990
Matador Resources Co.	37,343	2,493,392
Murphy Oil Corp.	48,286	2,206,670
NACCO Industries, Inc., Class A	1,023	30,895
NextDecade Corp.*	18,773	106,631
Nordic American Tankers Ltd.	69,273	271,550
Northern Oil & Gas, Inc.	28,605	1,135,046
Overseas Shipholding Group, Inc., Class A	14,412	92,237
Par Pacific Holdings, Inc.*	18,692	692,726
PBF Energy, Inc., Class A	36,024	2,073,902
Peabody Energy Corp.	38,213	927,047
Permian Resources Corp.	149,065	2,632,488
PrimeEnergy Resources Corp.*	185	18,546
REX American Resources Corp.*	5,574	327,250
Riley Exploration Permian, Inc.	2,209	72,897
Ring Energy, Inc.(x)*	29,946	58,694
SandRidge Energy, Inc.	5,968	86,954
Scorpio Tankers, Inc.	15,756	1,127,342
SFL Corp. Ltd.	38,966	513,572
SilverBow Resources, Inc.*	7,580	258,781
Sitio Royalties Corp., Class A	27,618	682,717
SM Energy Co.	37,834	1,886,025
Talos Energy, Inc.*	45,073	627,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Teekay Corp.*	14,897	$108,450
Teekay Tankers Ltd., Class A	8,180	477,794
Tellurian, Inc.(x)*	187,524	124,028
Uranium Energy Corp.(x)*	123,920	836,460
VAALCO Energy, Inc.	34,452	240,130
Verde Clean Fuels, Inc.(x)*	1,072	4,288
Vertex Energy, Inc.(x)*	16,861	23,605
Vital Energy, Inc.*	8,045	422,684
Vitesse Energy, Inc.	8,582	203,651
W&T Offshore, Inc.(x)	24,066	63,775
World Kinect Corp.	20,984	555,027

		40,988,699

Total Energy		63,354,287

Financials (14.3%)
Banks (7.5%)
1st Source Corp.	5,358	280,866
ACNB Corp.	2,018	75,877
Amalgamated Financial Corp.	4,155	99,720
Amerant Bancorp, Inc., Class A	8,522	198,477
American National Bankshares, Inc.	2,577	123,078
Ameris Bancorp	21,633	1,046,605
Ames National Corp.(x)	2,150	43,387
Arrow Financial Corp.	3,958	99,029
Associated Banc-Corp.	49,474	1,064,186
Atlantic Union Bankshares Corp.	25,025	883,633
Axos Financial, Inc.*	18,588	1,004,496
Banc of California, Inc.(x)	46,649	709,531
BancFirst Corp.	7,281	640,946
Bancorp, Inc. (The)*	17,758	594,183
Bank First Corp.(x)	3,051	264,430
Bank of Hawaii Corp.(x)	12,419	774,821
Bank of Marin Bancorp	4,099	68,740
Bank of NT Butterfield & Son Ltd. (The)	15,991	511,552
Bank7 Corp.	932	26,282
BankUnited, Inc.	25,231	706,468
Bankwell Financial Group, Inc.	1,470	38,132
Banner Corp.	11,719	562,512
Bar Harbor Bankshares	4,024	106,556
BayCom Corp.	2,692	55,482
BCB Bancorp, Inc.	3,765	39,344
Berkshire Hills Bancorp, Inc.	14,546	333,394
Blue Foundry Bancorp*	5,444	50,956
Blue Ridge Bankshares, Inc.	4,151	11,166
Bridgewater Bancshares, Inc.*	5,367	62,472
Brookline Bancorp, Inc.	30,736	306,131
Burke & Herbert Financial Services Corp.(x)	1,526	85,502
Business First Bancshares, Inc.	8,286	184,612
Byline Bancorp, Inc.	6,673	144,938
C&F Financial Corp.	820	40,180
Cadence Bank	60,718	1,760,822
Cambridge Bancorp	1,807	123,165
Camden National Corp.	3,467	116,214
Capital Bancorp, Inc.	2,636	54,908
Capital City Bank Group, Inc.	3,075	85,178
Capitol Federal Financial, Inc.	41,663	248,311
Capstar Financial Holdings, Inc.	4,622	92,902
Carter Bankshares, Inc.*	5,568	70,380
Cathay General Bancorp	23,802	900,430
Central Pacific Financial Corp.	6,367	125,748
Central Valley Community Bancorp	2,495	49,626
Chemung Financial Corp.	875	37,170
ChoiceOne Financial Services, Inc.(x)	1,744	47,698
Citizens & Northern Corp.	4,102	77,036
Citizens Financial Services, Inc.	1,053	51,808
City Holding Co.	5,072	528,604
Civista Bancshares, Inc.	4,246	65,303
CNB Financial Corp.	5,360	109,290
Coastal Financial Corp.*	2,516	97,797
Codorus Valley Bancorp, Inc.	2,124	48,342
Colony Bankcorp, Inc.	4,123	47,415
Columbia Financial, Inc.*	7,696	132,448
Community Bank System, Inc.	17,739	852,004
Community Trust Bancorp, Inc.	4,732	201,820
ConnectOne Bancorp, Inc.	12,004	234,078
CrossFirst Bankshares, Inc.*	14,714	203,642
Customers Bancorp, Inc.*	9,537	506,033
CVB Financial Corp.	43,718	779,929
Dime Community Bancshares, Inc.	11,194	215,596
Eagle Bancorp, Inc.	10,756	252,658
Eastern Bankshares, Inc.	52,562	724,304
Enterprise Bancorp, Inc.	2,666	69,236
Enterprise Financial Services Corp.	12,294	498,645
Equity Bancshares, Inc., Class A	3,772	129,644
Esquire Financial Holdings, Inc.	1,769	83,974
ESSA Bancorp, Inc.	2,169	39,541
Evans Bancorp, Inc.	1,308	39,057
Farmers & Merchants Bancorp, Inc.	3,239	72,197
Farmers National Banc Corp.	9,096	121,523
FB Financial Corp.	12,258	461,636
Fidelity D&D Bancorp, Inc.(x)	1,254	60,731
Financial Institutions, Inc.	3,865	72,739
First Bancorp (Nasdaq Stock Exchange)	13,458	486,103
First Bancorp (New York Stock Exchange)	55,412	971,926
First Bancorp, Inc. (The)	2,657	65,468
First Bancshares, Inc. (The)	10,623	275,667
First Bank	4,919	67,587
First Busey Corp.	17,565	422,438
First Business Financial Services, Inc.	1,875	70,313
First Commonwealth Financial Corp.	34,785	484,207
First Community Bankshares, Inc.	5,470	189,426
First Community Corp.(x)	1,840	32,071
First Financial Bancorp	31,311	701,993
First Financial Bankshares, Inc.	44,081	1,446,298
First Financial Corp.	2,878	110,314
First Foundation, Inc.	12,462	94,088
First Interstate BancSystem, Inc., Class A	28,025	762,560
First Merchants Corp.	20,701	722,465
First Mid Bancshares, Inc.	7,121	232,714
First of Long Island Corp. (The)	5,228	57,979
First Western Financial, Inc.*	2,001	29,175
Five Star Bancorp	3,140	70,650
Flushing Financial Corp.	6,701	84,500
FS Bancorp, Inc.	1,655	57,445
Fulton Financial Corp.	53,292	846,810
FVCBankcorp, Inc.*	4,003	48,757
German American Bancorp, Inc.	8,894	308,088
Glacier Bancorp, Inc.	36,912	1,486,815
Great Southern Bancorp, Inc.	2,216	121,481
Greene County Bancorp, Inc.(x)	2,036	58,616
Guaranty Bancshares, Inc.	2,317	70,344
Hancock Whitney Corp.	28,690	1,320,888
Hanmi Financial Corp.	7,262	115,611
HarborOne Bancorp, Inc.	9,255	98,658
HBT Financial, Inc.	3,592	68,392
Heartland Financial USA, Inc.	14,539	511,046
Heritage Commerce Corp.(x)	13,775	118,190
Heritage Financial Corp.	12,442	241,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hilltop Holdings, Inc.	15,980	$500,494
Hingham Institution For Savings (The)(x)	381	66,469
Home Bancorp, Inc.	1,874	71,793
Home BancShares, Inc.	62,347	1,531,866
HomeStreet, Inc.	3,987	60,004
HomeTrust Bancshares, Inc.	3,784	103,455
Hope Bancorp, Inc.	40,751	469,044
Horizon Bancorp, Inc.	12,835	164,673
Independent Bank Corp.	4,618	117,066
Independent Bank Corp./MA	14,986	779,572
Independent Bank Group, Inc.	11,967	546,294
International Bancshares Corp.	17,897	1,004,738
John Marshall Bancorp, Inc.	3,242	58,097
Kearny Financial Corp.	13,470	86,747
Lakeland Bancorp, Inc.	21,863	264,542
Lakeland Financial Corp.	8,230	545,814
LCNB Corp.(x)	2,640	42,082
Live Oak Bancshares, Inc.	10,979	455,738
Macatawa Bank Corp.	7,236	70,840
MainStreet Bancshares, Inc.	1,739	31,580
Mercantile Bank Corp.	5,323	204,882
Metrocity Bankshares, Inc.	4,283	106,904
Metropolitan Bank Holding Corp.*	2,406	92,631
Mid Penn Bancorp, Inc.	3,698	73,997
Middlefield Banc Corp.(x)	1,962	46,853
Midland States Bancorp, Inc.	6,247	156,987
MidWestOne Financial Group, Inc.	3,530	82,743
MVB Financial Corp.	2,581	57,582
National Bank Holdings Corp., Class A	12,755	460,073
National Bankshares, Inc.(x)	1,442	48,177
NBT Bancorp, Inc.	15,301	561,241
Nicolet Bankshares, Inc.	4,175	359,008
Northeast Bank	1,618	89,540
Northeast Community Bancorp, Inc.	3,010	47,347
Northfield Bancorp, Inc.	9,640	93,701
Northrim Bancorp, Inc.	1,489	75,209
Northwest Bancshares, Inc.	43,219	503,501
Norwood Financial Corp.(x)	1,843	50,148
Oak Valley Bancorp(x)	1,681	41,655
OceanFirst Financial Corp.	19,403	318,403
OFG Bancorp	15,847	583,328
Old National Bancorp	97,127	1,690,981
Old Second Bancorp, Inc.	13,465	186,356
Orange County Bancorp, Inc.	1,335	61,410
Origin Bancorp, Inc.	9,619	300,498
Orrstown Financial Services, Inc.	2,418	64,730
Pacific Premier Bancorp, Inc.	32,935	790,440
Park National Corp.	4,904	666,208
Parke Bancorp, Inc.	2,611	44,974
Pathward Financial, Inc.	8,842	446,344
PCB Bancorp	2,724	44,483
Peapack-Gladstone Financial Corp.	4,045	98,415
Penns Woods Bancorp, Inc.	1,711	33,211
Peoples Bancorp, Inc.	11,149	330,122
Peoples Financial Services Corp.	1,799	77,555
Pioneer Bancorp, Inc.*	3,066	30,077
Plumas Bancorp	1,365	50,218
Ponce Financial Group, Inc.*	4,420	39,338
Preferred Bank	4,333	332,644
Premier Financial Corp.	13,430	272,629
Primis Financial Corp.	5,660	68,882
Princeton Bancorp, Inc.	1,269	39,060
Provident Financial Services, Inc.	25,908	377,480
QCR Holdings, Inc.	5,676	344,760
RBB Bancorp	4,338	78,127
Red River Bancshares, Inc.	1,234	61,441
Renasant Corp.	18,899	591,917
Republic Bancorp, Inc., Class A	2,202	112,302
S&T Bancorp, Inc.	13,344	428,076
Sandy Spring Bancorp, Inc.	15,606	361,747
Seacoast Banking Corp. of Florida	29,169	740,601
ServisFirst Bancshares, Inc.	16,980	1,126,793
Shore Bancshares, Inc.	7,436	85,514
Sierra Bancorp	3,678	74,296
Simmons First National Corp., Class A	41,058	798,989
SmartFinancial, Inc.	4,148	87,398
South Plains Financial, Inc.	3,112	83,277
Southern First Bancshares, Inc.*	1,801	57,200
Southern Missouri Bancorp, Inc.	2,286	99,921
Southern States Bancshares, Inc.	1,873	48,548
Southside Bancshares, Inc.(x)	10,061	294,083
SouthState Corp.	25,370	2,157,211
Stellar Bancorp, Inc.	16,917	412,098
Sterling Bancorp, Inc.*	5,138	26,512
Stock Yards Bancorp, Inc.	9,295	454,618
Summit Financial Group, Inc.	3,063	83,191
Texas Capital Bancshares, Inc.*	15,433	949,901
Third Coast Bancshares, Inc.*	2,994	59,940
Timberland Bancorp, Inc.	1,885	50,744
Tompkins Financial Corp.	5,384	270,761
Towne Bank	24,364	683,654
TriCo Bancshares	10,507	386,447
Triumph Financial, Inc.*	7,706	611,240
TrustCo Bank Corp.	4,452	125,368
Trustmark Corp.	21,646	608,469
UMB Financial Corp.	15,016	1,306,242
United Bankshares, Inc.	43,608	1,560,730
United Community Banks, Inc.	39,584	1,041,851
Unity Bancorp, Inc.	1,909	52,688
Univest Financial Corp.	9,509	197,977
USCB Financial Holdings, Inc.	2,414	27,520
Valley National Bancorp	146,977	1,169,937
Veritex Holdings, Inc.	18,074	370,336
Virginia National Bankshares Corp.	1,180	35,518
WaFd, Inc.	23,225	674,222
Washington Trust Bancorp, Inc.	4,062	109,187
WesBanco, Inc.	19,170	571,458
West Bancorp, Inc.	4,062	72,425
Westamerica Bancorp	8,864	433,272
WSFS Financial Corp.	20,204	912,009

		72,538,988

Capital Markets (1.2%)
AlTi Global, Inc.*	5,631	31,871
Artisan Partners Asset Management, Inc., Class A	20,136	921,625
AssetMark Financial Holdings, Inc.*	6,673	236,291
B Riley Financial, Inc.(x)	4,669	98,843
Bakkt Holdings, Inc.(x)*	17,052	7,841
BGC Group, Inc., Class A	118,915	923,970
Brightsphere Investment Group, Inc.	11,225	256,379
Cohen & Steers, Inc.	8,900	684,321
Diamond Hill Investment Group, Inc.	644	99,285
Donnelley Financial Solutions, Inc.*	8,466	524,977
Forge Global Holdings, Inc.(x)*	30,815	59,473
GCM Grosvenor, Inc., Class A	9,972	96,330
Hamilton Lane, Inc., Class A	12,151	1,370,147
MarketWise, Inc.	8,613	14,900
Moelis & Co., Class A	21,998	1,248,826
Open Lending Corp.*	34,063	213,234
P10, Inc., Class A	10,725	90,305
Patria Investments Ltd., Class A	19,185	284,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Perella Weinberg Partners, Class A	12,431	$175,650
Piper Sandler Cos.	5,739	1,139,134
PJT Partners, Inc., Class A	7,909	745,502
Silvercrest Asset Management Group, Inc., Class A	2,383	37,675
StepStone Group, Inc., Class A	19,173	685,243
StoneX Group, Inc.*	9,185	645,338
Value Line, Inc.	893	36,167
Victory Capital Holdings, Inc., Class A	9,412	399,351
Virtus Investment Partners, Inc.	2,346	581,761
WisdomTree, Inc.	48,043	441,515

		12,050,659

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	1,371	40,568
Bread Financial Holdings, Inc.	13,678	509,369
Consumer Portfolio Services, Inc.(x)*	2,314	17,494
Encore Capital Group, Inc.*	7,842	357,673
Enova International, Inc.*	9,924	623,525
FirstCash Holdings, Inc.	12,525	1,597,438
Green Dot Corp., Class A*	11,372	106,101
LendingClub Corp.*	37,724	331,594
LendingTree, Inc.*	2,446	103,564
Navient Corp.	29,153	507,262
Nelnet, Inc., Class A	4,660	441,069
NerdWallet, Inc., Class A*	11,203	164,684
OppFi, Inc.*	882	2,205
PRA Group, Inc.*	13,284	346,447
PROG Holdings, Inc.	15,814	544,634
Regional Management Corp.	1,913	46,314
Upstart Holdings, Inc.(x)*	25,747	692,337
World Acceptance Corp.*	1,303	188,909

		6,621,187

Financial Services (2.2%)
Acacia Research Corp.*	11,920	63,534
Alerus Financial Corp.	4,321	94,327
A-Mark Precious Metals, Inc.	6,172	189,419
AvidXchange Holdings, Inc.*	52,485	690,178
Banco Latinoamericano de Comercio Exterior SA, Class E	9,582	283,819
Cannae Holdings, Inc.(x)*	22,695	504,737
Cantaloupe, Inc.*	14,554	93,582
Cass Information Systems, Inc.	4,241	204,289
Compass Diversified Holdings	21,951	528,361
Enact Holdings, Inc.	10,352	322,775
Essent Group Ltd.	34,920	2,078,089
Evertec, Inc.	22,639	903,296
Federal Agricultural Mortgage Corp., Class C	2,996	589,852
Finance of America Cos., Inc., Class A*	13,340	9,806
Flywire Corp.*	35,778	887,652
I3 Verticals, Inc., Class A*	5,415	123,949
International Money Express, Inc.*	11,160	254,783
Jackson Financial, Inc., Class A	26,631	1,761,374
Marqeta, Inc., Class A*	161,575	962,987
Merchants Bancorp	6,000	259,080
Mr Cooper Group, Inc.*	21,085	1,643,576
NewtekOne, Inc.	5,820	64,020
NMI Holdings, Inc., Class A*	26,538	858,239
Ocwen Financial Corp.*	1,605	43,351
Pagseguro Digital Ltd., Class A*	65,353	933,241
Payoneer Global, Inc.*	87,594	425,707
Paysafe Ltd.*	7,559	119,357
Paysign, Inc.(x)*	8,152	29,836
PennyMac Financial Services, Inc.	8,499	774,174
Priority Technology Holdings, Inc.*	4,726	15,454
Radian Group, Inc.	51,561	1,725,747
Remitly Global, Inc.*	46,359	961,486
Repay Holdings Corp., Class A*	28,597	314,567
Security National Financial Corp., Class A*	3,118	24,663
StoneCo Ltd., Class A*	96,974	1,610,738
SWK Holdings Corp.*	967	16,845
Velocity Financial, Inc.(x)*	2,450	44,100
Walker & Dunlop, Inc.	10,500	1,061,130
Waterstone Financial, Inc.	4,377	53,268

		21,525,388

Insurance (1.7%)
Ambac Financial Group, Inc.*	15,574	243,422
American Coastal Insurance Corp.(x)*	4,917	52,563
American Equity Investment Life Holding Co.*	26,000	1,461,720
AMERISAFE, Inc.	6,909	346,625
BRP Group, Inc., Class A*	20,956	606,467
CNO Financial Group, Inc.	36,703	1,008,599
Crawford & Co., Class A	3,712	35,004
Donegal Group, Inc., Class A(x)	4,208	59,501
eHealth, Inc.*	5,948	35,866
Employers Holdings, Inc.	8,836	401,066
Enstar Group Ltd.*	3,923	1,219,112
F&G Annuities & Life, Inc.	6,573	266,535
Fidelis Insurance Holdings Ltd.	19,787	385,451
Genworth Financial, Inc., Class A*	147,110	945,917
GoHealth, Inc., Class A*	979	10,289
Goosehead Insurance, Inc., Class A*	7,266	484,061
Greenlight Capital Re Ltd., Class A*	6,303	78,598
Hamilton Insurance Group Ltd., Class B*	3,921	54,620
HCI Group, Inc.	2,204	255,840
Hippo Holdings, Inc.(x)*	2,329	42,551
Horace Mann Educators Corp.	14,068	520,375
Investors Title Co.	335	54,669
James River Group Holdings Ltd.	8,903	82,798
Kingsway Financial Services, Inc.(x)*	2,658	22,168
Lemonade, Inc.(x)*	17,491	287,027
Maiden Holdings Ltd.(x)*	22,666	50,999
MBIA, Inc.(x)	10,990	74,292
Mercury General Corp.	9,402	485,143
National Western Life Group, Inc., Class A	747	367,494
NI Holdings, Inc.*	3,176	48,116
Oscar Health, Inc., Class A*	54,429	809,359
Palomar Holdings, Inc.*	8,013	671,730
ProAssurance Corp.*	19,294	248,121
Safety Insurance Group, Inc.	4,990	410,128
Selective Insurance Group, Inc.	20,060	2,189,950
Selectquote, Inc.*	34,430	68,860
SiriusPoint Ltd.*	26,602	338,111
Skyward Specialty Insurance Group, Inc.*	9,791	366,281
Stewart Information Services Corp.	8,913	579,880
Tiptree, Inc., Class A	5,875	101,520
Trupanion, Inc.(x)*	14,003	386,623
United Fire Group, Inc.	6,190	134,756
Universal Insurance Holdings, Inc.	5,840	118,669

		16,410,876

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AFC Gamma, Inc. (REIT)(x)	4,164	51,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Angel Oak Mortgage REIT,
Inc. (REIT)	3,242	$34,819
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	48,604	541,449
Arbor Realty Trust, Inc. (REIT)(x)	62,175	823,819
Ares Commercial Real Estate Corp. (REIT)(x)	12,982	96,716
ARMOUR Residential REIT, Inc. (REIT)(x)	16,268	321,618
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	57,287	1,140,584
BrightSpire Capital, Inc. (REIT), Class A	45,461	313,226
Chicago Atlantic Real Estate Finance, Inc. (REIT)	4,088	64,468
Chimera Investment Corp. (REIT)	76,635	353,287
Claros Mortgage Trust, Inc. (REIT)	32,038	312,691
Dynex Capital, Inc. (REIT)	19,786	246,336
Ellington Financial, Inc. (REIT)(x)	24,607	290,609
Franklin BSP Realty Trust, Inc. (REIT)	29,345	392,049
Granite Point Mortgage Trust, Inc. (REIT)	12,075	57,598
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	37,005	1,050,942
Invesco Mortgage Capital, Inc. (REIT)(x)	10,480	101,446
KKR Real Estate Finance Trust, Inc. (REIT)	19,890	200,093
Ladder Capital Corp. (REIT)	40,992	456,241
MFA Financial, Inc. (REIT)	37,027	422,478
New York Mortgage Trust, Inc. (REIT)	33,859	243,785
Nexpoint Real Estate Finance, Inc. (REIT)	2,255	32,382
Orchid Island Capital, Inc. (REIT)(x)	9,831	87,791
PennyMac Mortgage Investment Trust (REIT)	30,836	452,672
Ready Capital Corp. (REIT)	56,518	516,009
Redwood Trust, Inc. (REIT)	40,691	259,202
TPG RE Finance Trust, Inc. (REIT)	23,087	178,232
Two Harbors Investment Corp. (REIT)	33,948	449,472

		9,491,564

Total Financials		138,638,662

Health Care (13.8%)
Biotechnology (7.1%)
2seventy bio, Inc.(x)*	12,540	67,089
4D Molecular Therapeutics, Inc.*	13,736	437,629
89bio, Inc.*	25,518	297,030
Aadi Bioscience, Inc.(x)*	3,854	9,018
ACADIA Pharmaceuticals, Inc.*	42,105	778,521
ACELYRIN, Inc.*	23,724	160,137
Acrivon Therapeutics, Inc.(x)*	1,738	12,427
Actinium Pharmaceuticals, Inc.(x)*	6,494	50,848
Adicet Bio, Inc.(x)*	8,553	20,100
ADMA Biologics, Inc.*	73,261	483,523
Aerovate Therapeutics, Inc.(x)*	2,406	71,145
Agenus, Inc.(x)*	79,036	45,841
Agios Pharmaceuticals, Inc.*	18,491	540,677
Akero Therapeutics, Inc.*	19,508	492,772
Aldeyra Therapeutics, Inc.*	21,978	71,868
Alector, Inc.*	15,533	93,509
Alkermes plc*	54,977	1,488,227
Allakos, Inc.*	16,597	20,912
Allogene Therapeutics, Inc.*	19,982	89,320
Allovir, Inc.*	10,464	7,899
Alpine Immune Sciences, Inc.*	12,434	492,884
Altimmune, Inc.(x)*	17,231	175,412
ALX Oncology Holdings, Inc.(x)*	5,671	63,232
Amicus Therapeutics, Inc.*	95,997	1,130,845
AnaptysBio, Inc.*	4,402	99,133
Anavex Life Sciences Corp.(x)*	16,880	85,919
Anika Therapeutics, Inc.*	4,987	126,670
Annexon, Inc.*	11,395	81,702
Apogee Therapeutics, Inc.(x)*	13,511	897,806
Arbutus Biopharma Corp.*	31,163	80,401
Arcellx, Inc.*	13,142	914,026
Arcturus Therapeutics Holdings, Inc.(x)*	8,290	279,953
Arcus Biosciences, Inc.*	19,311	364,592
Arcutis Biotherapeutics, Inc.*	26,022	257,878
Ardelyx, Inc.*	77,098	562,815
ArriVent Biopharma, Inc.*	2,310	41,257
Arrowhead Pharmaceuticals, Inc.*	38,126	1,090,404
ARS Pharmaceuticals, Inc.*	10,694	109,293
Astria Therapeutics, Inc.*	16,282	229,169
Atara Biotherapeutics, Inc.*	24,657	17,112
Aura Biosciences, Inc.*	6,858	53,835
Aurinia Pharmaceuticals, Inc.*	48,840	244,688
Avid Bioservices, Inc.*	15,187	101,753
Avidity Biosciences, Inc.*	23,441	598,214
Avita Medical, Inc.(x)*	6,276	100,604
Beam Therapeutics, Inc.(x)*	24,124	797,057
BioAtla, Inc.*	11,043	37,988
BioCryst Pharmaceuticals, Inc.*	70,235	356,794
Biohaven Ltd.*	22,404	1,225,275
Biomea Fusion, Inc.(x)*	7,230	108,088
BioVie, Inc., Class A(x)*	3,157	1,669
Bioxcel Therapeutics, Inc.*	5,029	14,182
Bluebird Bio, Inc.(x)*	37,540	48,051
Blueprint Medicines Corp.*	20,199	1,916,077
Bridgebio Pharma, Inc.*	39,322	1,215,836
Cabaletta Bio, Inc.*	12,068	205,880
CareDx, Inc.*	17,050	180,559
Cargo Therapeutics, Inc.(x)*	7,022	156,731
Caribou Biosciences, Inc.*	27,446	141,072
Carisma Therapeutics, Inc.(x)*	6,657	15,111
Cartesian Therapeutics, Inc.(x)*	28,997	18,848
Catalyst Pharmaceuticals, Inc.*	37,277	594,195
Celcuity, Inc.(x)*	4,302	92,923
Celldex Therapeutics, Inc.*	20,302	852,075
Century Therapeutics, Inc.*	6,540	27,337
Cerevel Therapeutics Holdings, Inc.*	24,072	1,017,523
CG oncology, Inc.(x)*	7,595	333,420
Cogent Biosciences, Inc.*	27,331	183,664
Coherus Biosciences, Inc.(x)*	24,281	58,032
Compass Therapeutics, Inc.*	22,784	45,112
Crinetics Pharmaceuticals, Inc.*	22,639	1,059,732
Cue Biopharma, Inc.(x)*	8,629	16,309
Cullinan Oncology, Inc.*	5,943	101,269
Cytokinetics, Inc.*	31,355	2,198,299
Day One Biopharmaceuticals, Inc.*	21,152	349,431
Deciphera Pharmaceuticals, Inc.*	18,284	287,607
Denali Therapeutics, Inc.*	39,325	806,949
Design Therapeutics, Inc.*	9,148	36,866
Disc Medicine, Inc.*	2,881	179,371
Dynavax Technologies Corp.*	45,154	560,361
Dyne Therapeutics, Inc.*	18,512	525,556
Eagle Pharmaceuticals, Inc.(x)*	3,922	20,551
Editas Medicine, Inc.*	27,381	203,167
Emergent BioSolutions, Inc.(x)*	12,631	31,956
Enanta Pharmaceuticals, Inc.*	5,140	89,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Entrada Therapeutics, Inc.(x)*	6,252	$88,591
Erasca, Inc.*	36,507	75,204
Fate Therapeutics, Inc.*	27,883	204,661
Fennec Pharmaceuticals, Inc.*	4,531	50,385
FibroGen, Inc.*	22,699	53,343
Foghorn Therapeutics, Inc.(x)*	4,975	33,382
Genelux Corp.(x)*	4,514	29,025
Generation Bio Co.(x)*	11,527	46,915
Geron Corp.(x)*	177,089	584,394
Gritstone bio, Inc.(x)*	21,913	56,316
Halozyme Therapeutics, Inc.*	43,231	1,758,637
Heron Therapeutics, Inc.(x)*	25,949	71,879
HilleVax, Inc.*	7,729	128,533
Humacyte, Inc.(x)*	14,987	46,610
Ideaya Biosciences, Inc.*	21,720	953,074
IGM Biosciences, Inc.(x)*	3,819	36,853
Immuneering Corp., Class A(x)*	5,063	14,632
ImmunityBio, Inc.(x)*	39,795	213,699
Immunovant, Inc.*	18,477	596,992
Inhibrx, Inc.*	11,170	390,503
Inozyme Pharma, Inc.*	8,451	64,735
Insmed, Inc.*	46,380	1,258,289
Intellia Therapeutics, Inc.*	29,364	807,804
Iovance Biotherapeutics, Inc.*	79,116	1,172,499
Ironwood Pharmaceuticals, Inc., Class A*	45,931	400,059
iTeos Therapeutics, Inc.*	7,075	96,503
Janux Therapeutics, Inc.(x)*	5,664	213,250
KalVista Pharmaceuticals, Inc.*	6,166	73,129
Karyopharm Therapeutics, Inc.(x)*	28,276	42,697
Keros Therapeutics, Inc.*	7,720	511,064
Kezar Life Sciences, Inc.*	17,818	16,065
Kiniksa Pharmaceuticals Ltd., Class A*	11,038	217,780
Kodiak Sciences, Inc.*	8,097	42,590
Krystal Biotech, Inc.*	7,178	1,277,182
Kura Oncology, Inc.*	22,583	481,695
Kymera Therapeutics, Inc.*	13,358	536,992
Larimar Therapeutics, Inc.(x)*	6,403	48,599
LENZ Therapeutics, Inc.	999	22,308
Lexeo Therapeutics, Inc.*	2,409	37,773
Lexicon Pharmaceuticals, Inc.*	32,510	78,024
Lineage Cell Therapeutics, Inc.(x)*	32,219	47,684
Lyell Immunopharma, Inc.(x)*	51,285	114,366
MacroGenics, Inc.*	19,930	293,370
Madrigal Pharmaceuticals, Inc.(x)*	4,976	1,328,791
MannKind Corp.*	94,652	428,774
MeiraGTx Holdings plc*	10,551	64,045
Merrimack Pharmaceuticals, Inc.*	2,614	38,609
Mersana Therapeutics, Inc.*	35,313	158,202
MiMedx Group, Inc.*	41,216	317,363
Mineralys Therapeutics, Inc.*	5,404	69,766
Mirum Pharmaceuticals, Inc.*	8,721	219,072
Monte Rosa Therapeutics, Inc.(x)*	8,051	56,760
Morphic Holding, Inc.*	11,810	415,712
Mural Oncology plc*	6,066	29,663
Myriad Genetics, Inc.*	27,631	589,093
Nkarta, Inc.*	7,104	76,794
Novavax, Inc.(x)*	30,549	146,024
Nurix Therapeutics, Inc.*	15,495	227,776
Nuvalent, Inc., Class A(x)*	8,914	669,352
Nuvectis Pharma, Inc.(x)*	1,711	14,030
Ocean Biomedical, Inc.(x)*	2,167	8,202
Olema Pharmaceuticals, Inc.*	6,703	75,878
Omega Therapeutics, Inc.(x)*	6,085	22,210
Organogenesis Holdings, Inc., Class A*	23,838	67,700
ORIC Pharmaceuticals, Inc.(x)*	12,781	175,739
Outlook Therapeutics, Inc.(x)*	1,936	23,116
Ovid therapeutics, Inc.*	14,887	45,405
PDL BioPharma, Inc.(r)*	24,135	—
PDS Biotechnology Corp.(x)*	6,981	27,645
PepGen, Inc.*	2,509	36,882
PMV Pharmaceuticals, Inc.*	9,321	15,846
Poseida Therapeutics, Inc., Class A*	16,968	54,128
Precigen, Inc.(x)*	35,753	51,842
Prelude Therapeutics, Inc.*	2,475	11,731
Prime Medicine, Inc.(x)*	9,877	69,139
ProKidney Corp., Class A(x)*	17,828	29,238
Protagonist Therapeutics, Inc.*	18,335	530,432
Protalix BioTherapeutics, Inc.(x)*	14,023	17,669
Prothena Corp. plc*	15,446	382,597
PTC Therapeutics, Inc.*	25,129	731,003
Rallybio Corp.*	7,633	14,121
RAPT Therapeutics, Inc.*	9,425	84,636
Recursion Pharmaceuticals, Inc., Class A(x)*	46,947	468,062
REGENXBIO, Inc.*	13,555	285,604
Relay Therapeutics, Inc.*	31,729	263,351
Reneo Pharmaceuticals, Inc.(x)*	2,417	4,012
Replimune Group, Inc.*	13,870	113,318
REVOLUTION Medicines, Inc.*	46,515	1,499,178
Rhythm Pharmaceuticals, Inc.*	17,158	743,456
Rigel Pharmaceuticals, Inc.*	42,725	63,233
Rocket Pharmaceuticals, Inc.*	21,388	576,193
Sage Therapeutics, Inc.*	18,522	347,102
Sagimet Biosciences, Inc., Class A(x)*	1,375	7,452
Sana Biotechnology, Inc.(x)*	32,306	323,060
Sangamo Therapeutics, Inc.*	38,500	25,803
Savara, Inc.(x)*	19,035	94,794
Scholar Rock Holding Corp.(x)*	17,932	318,472
Seres Therapeutics, Inc.(x)*	31,486	24,373
SpringWorks Therapeutics, Inc.*	22,630	1,113,849
Stoke Therapeutics, Inc.(x)*	7,107	95,945
Summit Therapeutics, Inc.(x)*	38,126	157,842
Sutro Biopharma, Inc.*	15,017	84,846
Syndax Pharmaceuticals, Inc.*	25,313	602,449
Tango Therapeutics, Inc.(x)*	16,075	127,636
Tenaya Therapeutics, Inc.*	7,967	41,667
TG Therapeutics, Inc.*	47,632	724,483
Travere Therapeutics, Inc.*	24,016	185,163
Turnstone Biologics Corp.(x)*	1,457	3,817
Twist Bioscience Corp.*	20,049	687,881
Tyra Biosciences, Inc.(x)*	3,492	57,269
UroGen Pharma Ltd.*	4,885	73,275
Vanda Pharmaceuticals, Inc.*	14,117	58,021
Vaxcyte, Inc.*	34,950	2,387,435
Vaxxinity, Inc., Class A(x)*	10,641	7,635
Vera Therapeutics, Inc., Class A*	12,933	557,671
Veracyte, Inc.*	24,235	537,048
Vericel Corp.*	16,290	847,406
Verve Therapeutics, Inc.*	19,879	263,993
Vigil Neuroscience, Inc.(x)*	4,012	13,681
Viking Therapeutics, Inc.*	33,539	2,750,198
Vir Biotechnology, Inc.*	29,087	294,651
Viridian Therapeutics, Inc.*	15,987	279,932
Vor BioPharma, Inc.(x)*	9,406	22,292
Voyager Therapeutics, Inc.*	7,930	73,828
X4 Pharmaceuticals, Inc.*	30,739	42,727
Xencor, Inc.*	19,078	422,196
XOMA Corp.(x)*	1,825	43,891
Y-mAbs Therapeutics, Inc.*	12,296	199,933
Zentalis Pharmaceuticals, Inc.*	20,602	324,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zura Bio Ltd., Class A(x)*	8,773	$22,547
Zymeworks, Inc.*	18,916	198,996

		68,624,180

Health Care Equipment & Supplies (2.4%)
Accuray, Inc.*	23,288	57,521
Alphatec Holdings, Inc.*	31,757	437,929
AngioDynamics, Inc.*	13,936	81,804
Artivion, Inc.*	12,945	273,916
AtriCure, Inc.*	16,246	494,203
Atrion Corp.	458	212,306
Avanos Medical, Inc.*	16,082	320,193
Axogen, Inc.*	9,989	80,611
Axonics, Inc.*	16,530	1,140,074
Beyond Air, Inc.(x)*	6,400	11,136
Butterfly Network, Inc.(x)*	40,806	44,071
Cerus Corp.*	41,693	78,800
ClearPoint Neuro, Inc.(x)*	5,723	38,916
CONMED Corp.	10,216	818,097
Cutera, Inc.(x)*	4,356	6,403
CVRx, Inc.*	2,777	50,569
Embecta Corp.	20,279	269,102
Glaukos Corp.*	15,650	1,475,639
Haemonetics Corp.*	16,708	1,426,028
Inari Medical, Inc.*	18,365	881,153
Inmode Ltd.*	27,322	590,428
Inogen, Inc.*	8,454	68,224
Integer Holdings Corp.*	10,850	1,265,978
iRadimed Corp.	2,505	110,195
iRhythm Technologies, Inc.*	10,221	1,185,636
KORU Medical Systems, Inc.(x)*	8,727	20,596
Lantheus Holdings, Inc.*	22,431	1,396,105
LeMaitre Vascular, Inc.	6,840	453,902
LivaNova plc*	18,070	1,010,836
Merit Medical Systems, Inc.*	18,937	1,434,478
Neogen Corp.*	73,666	1,162,450
Nevro Corp.*	8,537	123,274
Omnicell, Inc.*	16,227	474,315
OraSure Technologies, Inc.*	17,303	106,414
Orchestra BioMed Holdings, Inc.(x)*	1,046	5,512
Orthofix Medical, Inc.*	8,172	118,657
OrthoPediatrics Corp.*	4,926	143,642
Outset Medical, Inc.(x)*	17,824	39,569
Paragon 28, Inc.*	10,719	132,380
PROCEPT BioRobotics Corp.*	13,532	668,751
Pulmonx Corp.*	12,358	114,559
Pulse Biosciences, Inc.(x)*	4,032	35,119
RxSight, Inc.*	9,825	506,774
Sanara Medtech, Inc.(x)*	948	35,076
Semler Scientific, Inc.*	1,105	32,277
SI-BONE, Inc.*	12,738	208,521
Sight Sciences, Inc.(x)*	5,396	28,491
Silk Road Medical, Inc.*	12,768	233,910
STAAR Surgical Co.*	16,139	617,801
Surmodics, Inc.*	4,330	127,042
Tactile Systems Technology, Inc.*	7,743	125,824
Tela Bio, Inc.(x)*	3,962	22,465
TransMedics Group, Inc.*	10,415	770,085
Treace Medical Concepts, Inc.*	15,705	204,950
UFP Technologies, Inc.*	2,366	596,705
Utah Medical Products, Inc.	1,290	91,732
Varex Imaging Corp.*	13,997	253,346
Vicarious Surgical, Inc., Class A(x)*	17,495	5,275
Zimvie, Inc.*	8,502	140,198
Zynex, Inc.(x)*	4,283	52,981

		22,912,944

Health Care Providers & Services (2.4%)
23andMe Holding Co., Class A(x)*	106,156	56,475
Accolade, Inc.*	22,563	236,460
AdaptHealth Corp., Class A*	32,817	377,724
Addus HomeCare Corp.*	5,358	553,696
Agiliti, Inc.*	10,689	108,173
AirSculpt Technologies, Inc.(x)*	1,847	11,341
Alignment Healthcare, Inc.*	25,997	128,945
AMN Healthcare Services, Inc.*	12,581	786,438
Astrana Health, Inc.*	14,675	616,203
Aveanna Healthcare Holdings, Inc.*	27,084	67,439
BrightSpring Health Services, Inc.(x)*	18,362	199,595
Brookdale Senior Living, Inc.*	60,846	402,192
CareMax, Inc.*	626	3,017
Castle Biosciences, Inc.*	8,450	187,167
Community Health Systems, Inc.*	42,465	148,627
CorVel Corp.*	2,980	783,621
Cross Country Healthcare, Inc.*	12,090	226,325
DocGo, Inc.(x)*	27,671	111,791
Enhabit, Inc.*	16,668	194,182
Ensign Group, Inc. (The)	18,078	2,249,265
Fulgent Genetics, Inc.*	5,011	108,739
Guardant Health, Inc.*	39,032	805,230
HealthEquity, Inc.*	28,236	2,304,905
Hims & Hers Health, Inc.*	41,086	635,600
InfuSystem Holdings, Inc.*	4,535	38,865
Innovage Holding Corp.(x)*	7,252	32,199
Joint Corp. (The)*	3,966	51,796
LifeStance Health Group, Inc.(x)*	36,879	227,543
ModivCare, Inc.*	3,090	72,460
Nano-X Imaging Ltd.(x)*	15,728	153,663
National HealthCare Corp.	4,571	432,005
National Research Corp.	5,008	198,367
NeoGenomics, Inc.*	44,541	700,185
OPKO Health, Inc.(x)*	137,146	164,575
Option Care Health, Inc.*	55,834	1,872,672
Owens & Minor, Inc.*	25,967	719,546
P3 Health Partners, Inc.*	9,949	10,247
Patterson Cos., Inc.	27,995	774,062
Pediatrix Medical Group, Inc.*	29,379	294,671
Pennant Group, Inc. (The)*	9,184	180,282
PetIQ, Inc., Class A*	6,422	117,394
Privia Health Group, Inc.*	38,769	759,485
Progyny, Inc.*	26,675	1,017,651
Quipt Home Medical Corp.*	10,075	44,028
RadNet, Inc.*	20,736	1,009,014
Select Medical Holdings Corp.	35,581	1,072,767
Surgery Partners, Inc.*	25,349	756,161
US Physical Therapy, Inc.	4,960	559,835
Viemed Healthcare, Inc.*	8,523	80,372

		22,642,995

Health Care Technology (0.3%)
American Well Corp., Class A*	86,718	70,302
Definitive Healthcare Corp., Class A*	17,430	140,660
Evolent Health, Inc., Class A*	37,269	1,222,051
Health Catalyst, Inc.*	13,661	102,867
HealthStream, Inc.	7,993	213,094
Multiplan Corp.(x)*	117,573	95,375
OptimizeRx Corp.*	3,702	44,979
Phreesia, Inc.*	18,502	442,753
Schrodinger, Inc.*	18,857	509,139
Sharecare, Inc.*	105,376	80,876
Simulations Plus, Inc.	5,759	236,983
TruBridge, Inc.*	4,336	39,978

		3,199,057

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	28,134	90,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Akoya Biosciences, Inc.(x)*	4,894	$22,953
BioLife Solutions, Inc.*	11,672	216,515
Codexis, Inc.*	16,775	58,545
CryoPort, Inc.*	14,131	250,119
Cytek Biosciences, Inc.*	40,469	271,547
Harvard Bioscience, Inc.*	9,767	41,412
MaxCyte, Inc.(x)*	21,256	89,063
Mesa Laboratories, Inc.	1,694	185,883
Nautilus Biotechnology, Inc., Class A(x)*	12,052	35,433
OmniAb, Inc. (Earn Out Shares)(r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	30,788	166,871
Pacific Biosciences of California, Inc.*	86,984	326,190
Quanterix Corp.*	11,949	281,518
Quantum-Si, Inc.*	24,302	47,875
Seer, Inc., Class A(x)*	14,825	28,167

		2,112,401

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.*	24,029	29,796
Amneal Pharmaceuticals, Inc.*	40,852	247,563
Amphastar Pharmaceuticals, Inc.*	12,874	565,297
Amylyx Pharmaceuticals, Inc.*	18,215	51,731
ANI Pharmaceuticals, Inc.*	4,515	312,122
Arvinas, Inc.*	17,517	723,102
Assertio Holdings, Inc.(x)*	22,159	21,257
Atea Pharmaceuticals, Inc.*	18,291	73,896
Axsome Therapeutics, Inc.(x)*	11,756	938,129
Biote Corp., Class A*	3,495	20,271
Bright Green Corp.(x)*	15,062	3,669
Cara Therapeutics, Inc.(x)*	11,968	10,891
Cassava Sciences, Inc.(x)*	14,400	292,176
Citius Pharmaceuticals, Inc.(x)*	30,682	27,531
Collegium Pharmaceutical, Inc.*	11,391	442,199
Corcept Therapeutics, Inc.*	27,629	695,974
CorMedix, Inc.(x)*	11,140	47,234
Edgewise Therapeutics, Inc.*	17,668	322,264
Enliven Therapeutics, Inc.(x)*	7,578	133,297
Evolus, Inc.*	13,962	195,468
Eyenovia, Inc.(x)*	6,945	6,848
EyePoint Pharmaceuticals, Inc.*	11,542	238,573
Harmony Biosciences Holdings, Inc.*	11,448	384,424
Harrow, Inc.(x)*	6,492	85,889
Ikena Oncology, Inc.*	5,308	7,537
Innoviva, Inc.*	21,111	321,732
Intra-Cellular Therapies, Inc.*	31,126	2,153,919
Ligand Pharmaceuticals, Inc.*	5,646	412,723
Liquidia Corp.(x)*	18,979	279,940
Longboard Pharmaceuticals, Inc.(x)*	5,855	126,468
Marinus Pharmaceuticals, Inc.*	12,440	112,458
Neumora Therapeutics, Inc.*	6,795	93,431
NGM Biopharmaceuticals, Inc.*	12,366	19,662
Nuvation Bio, Inc.*	43,436	158,107
Ocular Therapeutix, Inc.*	37,765	343,661
Omeros Corp.(x)*	15,199	52,437
Optinose, Inc.(x)*	18,204	26,578
Pacira BioSciences, Inc.*	15,904	464,715
Phathom Pharmaceuticals, Inc.(x)*	6,023	63,964
Phibro Animal Health Corp., Class A	4,762	61,573
Pliant Therapeutics, Inc.*	19,778	294,692
Prestige Consumer Healthcare, Inc.*	16,281	1,181,349
Revance Therapeutics, Inc.*	28,632	140,869
Scilex Holding Co.(r)(x)*	21,853	29,534
scPharmaceuticals, Inc.(x)*	7,210	36,194
SIGA Technologies, Inc.(x)	11,994	102,669
Supernus Pharmaceuticals, Inc.*	17,249	588,363
Taro Pharmaceutical Industries Ltd.*	3,096	131,085
Tarsus Pharmaceuticals, Inc.(x)*	8,327	302,686
Terns Pharmaceuticals, Inc.*	10,699	70,185
Theravance Biopharma, Inc.*	11,414	102,384
Third Harmonic Bio, Inc.(x)*	4,864	45,916
Trevi Therapeutics, Inc.(x)*	10,393	35,856
Ventyx Biosciences, Inc.(x)*	11,386	62,623
Verrica Pharmaceuticals, Inc.(x)*	5,212	30,855
WaVe Life Sciences Ltd.*	14,762	91,082
Xeris Biopharma Holdings, Inc.*	32,564	71,966
Zevra Therapeutics, Inc.(x)*	8,661	50,234

		13,937,048

Total Health Care		133,428,625

Industrials (15.8%)
Aerospace & Defense (0.9%)
AAR Corp.*	11,561	692,157
AeroVironment, Inc.*	8,749	1,341,047
AerSale Corp.*	6,266	44,990
Archer Aviation, Inc., Class A(x)*	50,475	233,194
Astronics Corp.*	6,491	123,589
Cadre Holdings, Inc.	6,258	226,539
Ducommun, Inc.*	4,214	216,178
Eve Holding, Inc.(x)*	4,519	24,403
Kaman Corp.	9,637	442,049
Kratos Defense & Security Solutions, Inc.*	47,179	867,150
Leonardo DRS, Inc.*	23,504	519,203
Moog, Inc., Class A	9,537	1,522,582
National Presto Industries, Inc.	1,212	101,566
Park Aerospace Corp.	4,527	75,284
Parsons Corp.*	13,613	1,129,198
Redwire Corp.(x)*	1,964	8,622
Rocket Lab USA, Inc.*	99,335	408,267
Terran Orbital Corp.(x)*	21,276	27,871
Triumph Group, Inc.*	21,646	325,556
V2X, Inc.*	3,770	176,097
Virgin Galactic Holdings, Inc.(x)*	105,616	156,312

		8,661,854

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	18,141	249,620
Forward Air Corp.	9,130	284,035
Hub Group, Inc., Class A	20,277	876,372
Radiant Logistics, Inc.*	8,684	47,067

		1,457,094

Building Products (1.9%)
AAON, Inc.	21,988	1,937,143
American Woodmark Corp.*	5,533	562,485
Apogee Enterprises, Inc.	7,055	417,656
AZZ, Inc.	8,556	661,464
CSW Industrials, Inc.	5,094	1,195,052
Gibraltar Industries, Inc.*	10,256	825,916
Griffon Corp.	13,255	972,122
Insteel Industries, Inc.	6,599	252,214
Janus International Group, Inc.*	29,922	452,720
JELD-WEN Holding, Inc.*	28,252	599,790
Masonite International Corp.*	7,161	941,313
Masterbrand, Inc.*	41,605	779,678
Quanex Building Products Corp.	11,660	448,094
Resideo Technologies, Inc.*	48,077	1,077,886
Simpson Manufacturing Co., Inc.	14,198	2,913,145
UFP Industries, Inc.	19,606	2,411,734
Zurn Elkay Water Solutions Corp.	49,174	1,645,854

		18,094,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	20,536	$916,316
ACCO Brands Corp.	22,482	126,124
ACV Auctions, Inc., Class A*	43,073	808,480
Aris Water Solutions, Inc., Class A	6,991	98,923
BrightView Holdings, Inc.*	9,710	115,549
Brink’s Co. (The)	14,479	1,337,570
Casella Waste Systems, Inc., Class A*	18,545	1,833,544
CECO Environmental Corp.*	10,157	233,814
Cimpress plc*	6,223	550,798
CompX International, Inc.	233	7,992
CoreCivic, Inc.*	38,923	607,588
Deluxe Corp.	15,029	309,447
Ennis, Inc.	6,342	130,074
Enviri Corp.*	27,667	253,153
GEO Group, Inc. (The)(x)*	38,370	541,784
Healthcare Services Group, Inc.*	24,400	304,512
HNI Corp.	15,407	695,318
Interface, Inc., Class A	19,617	329,958
LanzaTech Global, Inc.(x)*	5,151	15,942
Li-Cycle Holdings Corp.*	33,774	34,787
Liquidity Services, Inc.*	5,417	100,756
Matthews International Corp., Class A	9,950	309,246
MillerKnoll, Inc.	24,331	602,436
Montrose Environmental Group, Inc.*	9,526	373,134
NL Industries, Inc.	2,164	15,862
OPENLANE, Inc.*	35,808	619,478
Performant Financial Corp.*	16,803	49,401
Pitney Bowes, Inc.	58,999	255,466
Quad/Graphics, Inc.	7,242	38,455
SP Plus Corp.*	6,790	354,574
Steelcase, Inc., Class A	32,375	423,465
UniFirst Corp.	5,004	867,844
Viad Corp.*	6,965	275,048
VSE Corp.	4,558	364,640

		13,901,478

Construction & Engineering (1.8%)
Ameresco, Inc., Class A*	11,874	286,520
API Group Corp.*	69,237	2,718,937
Arcosa, Inc.	15,897	1,364,916
Argan, Inc.	4,338	219,242
Bowman Consulting Group Ltd., Class A(x)*	2,509	87,288
Comfort Systems USA, Inc.	11,628	3,694,332
Concrete Pumping Holdings, Inc.*	6,519	51,500
Construction Partners, Inc., Class A*	14,073	790,199
Dycom Industries, Inc.*	9,549	1,370,568
Fluor Corp.*	46,295	1,957,353
Granite Construction, Inc.	14,254	814,331
Great Lakes Dredge & Dock Corp.*	19,523	170,826
IES Holdings, Inc.*	2,805	341,200
INNOVATE Corp.*	11,465	8,034
Limbach Holdings, Inc.*	2,163	89,591
MYR Group, Inc.*	5,335	942,961
Northwest Pipe Co.*	2,485	86,180
Primoris Services Corp.	17,903	762,131
Southland Holdings, Inc.(x)*	938	4,831
Sterling Infrastructure, Inc.*	9,741	1,074,530
Tutor Perini Corp.*	13,867	200,517

		17,035,987

Electrical Equipment (1.3%)
Allient, Inc.	3,148	112,321
Amprius Technologies, Inc.*	1,342	3,556
Array Technologies, Inc.(x)*	51,812	772,517
Atkore, Inc.	12,176	2,317,823
Babcock & Wilcox Enterprises, Inc.*	14,547	16,438
Blink Charging Co.(x)*	11,525	34,690
Bloom Energy Corp., Class A(x)*	65,691	738,367
Dragonfly Energy Holdings Corp.(x)*	3,957	2,137
Encore Wire Corp.	5,054	1,328,090
Energy Vault Holdings, Inc.(x)*	24,480	43,819
EnerSys	13,220	1,248,761
Enovix Corp.(x)*	48,584	389,158
Eos Energy Enterprises, Inc.(x)*	26,872	27,678
ESS Tech, Inc.(x)*	22,328	16,150
Fluence Energy, Inc., Class A(x)*	20,074	348,083
FTC Solar, Inc.(x)*	15,883	8,561
FuelCell Energy, Inc.(x)*	103,375	123,016
GrafTech International Ltd.	47,177	65,104
LSI Industries, Inc.	6,533	98,779
NEXTracker, Inc., Class A*	41,489	2,334,586
NuScale Power Corp., Class A(x)*	13,381	71,053
Powell Industries, Inc.	3,108	442,269
Preformed Line Products Co.	620	79,776
SES AI Corp.(x)*	31,175	52,374
Shoals Technologies Group, Inc., Class A*	58,706	656,333
SKYX Platforms Corp.(x)*	14,194	18,594
Stem, Inc.(x)*	35,569	77,896
SunPower Corp.(x)*	20,811	62,433
Thermon Group Holdings, Inc.*	11,659	381,483
TPI Composites, Inc.(x)*	10,461	30,442
Vicor Corp.*	7,143	273,148

		12,175,435

Ground Transportation (0.4%)
ArcBest Corp.	7,926	1,129,455
Covenant Logistics Group, Inc., Class A	1,957	90,727
Daseke, Inc.*	9,621	79,854
FTAI Infrastructure, Inc.	32,326	203,007
Heartland Express, Inc.	16,425	196,114
Marten Transport Ltd.	20,656	381,723
PAM Transportation Services, Inc.*	1,456	23,602
RXO, Inc.*	38,274	837,052
Universal Logistics Holdings, Inc.	1,650	60,836
Werner Enterprises, Inc.	20,994	821,285

		3,823,655

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	8,869	214,098

Machinery (3.3%)
374Water, Inc.(x)*	14,787	18,632
3D Systems Corp.*	45,336	201,292
Alamo Group, Inc.	3,413	779,290
Albany International Corp., Class A	10,421	974,468
Astec Industries, Inc.	8,170	357,111
Barnes Group, Inc.	15,712	583,701
Blue Bird Corp.*	8,718	334,248
Chart Industries, Inc.(x)*	14,257	2,348,413
Columbus McKinnon Corp.	9,133	407,606
Commercial Vehicle Group, Inc.*	8,021	51,575
Desktop Metal, Inc., Class A(x)*	68,176	59,995
Douglas Dynamics, Inc.	7,823	188,691
Energy Recovery, Inc.*	17,994	284,125
Enerpac Tool Group Corp., Class A	17,457	622,517
Enpro, Inc.	6,948	1,172,614
ESCO Technologies, Inc.	8,511	911,103
Federal Signal Corp.	19,702	1,672,109
Franklin Electric Co., Inc.	15,295	1,633,659
Gencor Industries, Inc.*	2,632	43,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gorman-Rupp Co. (The)	7,832	$309,756
Greenbrier Cos., Inc. (The)	10,257	534,390
Helios Technologies, Inc.	11,194	500,260
Hillenbrand, Inc.	22,884	1,150,836
Hillman Solutions Corp.*	62,685	666,968
Hyliion Holdings Corp.(x)*	36,858	64,870
Hyster-Yale Materials Handling, Inc.	3,420	219,461
John Bean Technologies Corp.	10,460	1,097,149
Kadant, Inc.	3,829	1,256,295
Kennametal, Inc.	26,807	668,567
Lindsay Corp.	3,680	432,989
Luxfer Holdings plc	6,228	64,584
Manitowoc Co., Inc. (The)*	8,533	120,657
Mayville Engineering Co., Inc.*	2,758	39,522
Microvast Holdings, Inc.(x)*	26,245	21,967
Miller Industries, Inc.	3,632	181,963
Mueller Industries, Inc.	37,190	2,005,657
Mueller Water Products, Inc., Class A	50,032	805,015
Nikola Corp.(x)*	148,247	154,177
Omega Flex, Inc.	809	57,382
Park-Ohio Holdings Corp.	2,096	55,921
Proto Labs, Inc.*	8,970	320,677
REV Group, Inc.	10,701	236,385
Shyft Group, Inc. (The)	8,414	104,502
SPX Technologies, Inc.*	14,690	1,808,780
Standex International Corp.	3,933	716,671
Tennant Co.	5,930	721,147
Terex Corp.	21,947	1,413,387
Titan International, Inc.*	18,275	227,706
Trinity Industries, Inc.	27,791	773,979
Velo3D, Inc.(x)*	22,223	10,125
Wabash National Corp.	15,126	452,872
Watts Water Technologies, Inc., Class A	8,882	1,887,869

		31,727,563

Marine Transportation (0.3%)
Costamare, Inc.	15,430	175,131
Eagle Bulk Shipping, Inc.(x)	3,202	200,029
Genco Shipping & Trading Ltd.	14,404	292,833
Golden Ocean Group Ltd.(x)	40,220	521,251
Himalaya Shipping Ltd.	6,914	53,307
Matson, Inc.	11,245	1,263,938
Pangaea Logistics Solutions Ltd.	9,096	63,399
Safe Bulkers, Inc.	15,184	75,313

		2,645,201

Passenger Airlines (0.3%)
Allegiant Travel Co.	5,571	418,995
Blade Air Mobility, Inc.*	14,856	42,340
Frontier Group Holdings, Inc.(x)*	9,187	74,506
Hawaiian Holdings, Inc.*	17,376	231,622
JetBlue Airways Corp.*	109,411	811,830
Joby Aviation, Inc.(x)*	94,821	508,240
SkyWest, Inc.*	13,733	948,676
Spirit Airlines, Inc.(x)	26,867	130,036
Sun Country Airlines Holdings, Inc.*	12,085	182,363

		3,348,608

Professional Services (2.1%)
Alight, Inc., Class A*	136,380	1,343,343
ASGN, Inc.*	15,012	1,572,657
Asure Software, Inc.*	3,743	29,121
Barrett Business Services, Inc.	2,259	286,260
BlackSky Technology, Inc., Class A(x)*	29,516	40,142
CBIZ, Inc.*	15,489	1,215,887
Conduent, Inc.*	60,045	202,952
CRA International, Inc.	2,328	348,222
CSG Systems International, Inc.	9,815	505,865
ExlService Holdings, Inc.*	53,727	1,708,519
Exponent, Inc.	16,532	1,367,031
First Advantage Corp.(x)	19,500	316,290
FiscalNote Holdings, Inc.(x)*	15,546	20,676
Forrester Research, Inc.*	2,876	62,007
Franklin Covey Co.*	2,829	111,067
Heidrick & Struggles International, Inc.	6,954	234,072
HireQuest, Inc.(x)	1,338	17,327
HireRight Holdings Corp.*	3,138	44,779
Huron Consulting Group, Inc.*	6,137	592,957
IBEX Holdings Ltd.*	2,242	34,594
ICF International, Inc.	6,091	917,487
Innodata, Inc.(x)*	6,298	41,567
Insperity, Inc.	11,847	1,298,550
Kelly Services, Inc., Class A	10,937	273,862
Kforce, Inc.	6,374	449,494
Korn Ferry	17,139	1,127,061
Legalzoom.com, Inc.*	42,839	571,472
Maximus, Inc.	20,208	1,695,451
Mistras Group, Inc.*	5,200	49,712
NV5 Global, Inc.*	4,927	482,895
Planet Labs PBC*	40,922	104,351
Resources Connection, Inc.	7,794	102,569
Skillsoft Corp.(x)*	1,061	9,549
Sterling Check Corp.*	5,916	95,129
TriNet Group, Inc.	10,447	1,384,123
TrueBlue, Inc.*	7,594	95,077
TTEC Holdings, Inc.	4,880	50,606
Upwork, Inc.*	41,288	506,191
Verra Mobility Corp., Class A*	44,462	1,110,216
Willdan Group, Inc.*	2,983	86,477

		20,505,607

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	4,654	60,269
Applied Industrial Technologies, Inc.	12,723	2,513,429
Beacon Roofing Supply, Inc.*	20,747	2,033,621
BlueLinx Holdings, Inc.*	2,985	388,766
Boise Cascade Co.	13,110	2,010,681
Custom Truck One Source, Inc.*	14,165	82,440
Distribution Solutions Group, Inc.*	2,262	80,256
DNOW, Inc.*	34,398	522,850
DXP Enterprises, Inc.*	4,302	231,146
EVI Industries, Inc.(x)	1,184	29,482
FTAI Aviation Ltd.	32,655	2,197,681
GATX Corp.	11,640	1,560,109
Global Industrial Co.	4,490	201,062
GMS, Inc.*	13,181	1,283,039
H&E Equipment Services, Inc.	10,970	704,055
Herc Holdings, Inc.	9,397	1,581,515
Hudson Technologies, Inc.*	10,602	116,728
Karat Packaging, Inc.	1,440	41,198
McGrath RentCorp	8,113	1,000,901
MRC Global, Inc.*	29,225	367,358
Rush Enterprises, Inc., Class A	20,003	1,070,561
Rush Enterprises, Inc., Class B	2,290	122,034
Titan Machinery, Inc.*	7,220	179,128
Transcat, Inc.*	2,617	291,612
Willis Lease Finance Corp.*	707	35,081
Xometry, Inc., Class A(x)*	11,613	196,144

		18,901,146

Total Industrials		152,491,992

Information Technology (13.5%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.	18,464	100,444
Aviat Networks, Inc.*	2,333	89,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Calix, Inc.*	19,384	$642,773
Cambium Networks Corp.*	2,726	11,749
Clearfield, Inc.(x)*	2,992	92,273
CommScope Holding Co., Inc.*	50,744	66,475
Comtech Telecommunications Corp.*	7,020	24,079
Digi International, Inc.*	12,706	405,703
DZS, Inc.(x)*	6,530	8,620
Extreme Networks, Inc.*	43,607	503,225
Harmonic, Inc.*	36,488	490,399
Infinera Corp.(x)*	70,248	423,595
KVH Industries, Inc.*	4,684	23,888
NETGEAR, Inc.*	7,027	110,816
NetScout Systems, Inc.*	22,144	483,625
Ribbon Communications, Inc.*	21,931	70,179
Viavi Solutions, Inc.*	73,706	669,987

		4,217,277

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc.*	5,097	38,482
Advanced Energy Industries, Inc.	12,531	1,277,911
Aeva Technologies, Inc.(x)*	3,968	15,594
Akoustis Technologies, Inc.(x)*	17,266	10,206
Arlo Technologies, Inc.*	30,862	390,404
Badger Meter, Inc.	9,721	1,572,955
Bel Fuse, Inc., Class B(x)	3,579	215,850
Belden, Inc.	13,702	1,268,942
Benchmark Electronics, Inc.	12,299	369,093
Climb Global Solutions, Inc.	1,038	73,574
CTS Corp.	10,611	496,489
Daktronics, Inc.*	9,171	91,343
ePlus, Inc.*	9,188	721,626
Evolv Technologies Holdings, Inc.(x)*	28,133	125,192
Fabrinet*	12,045	2,276,746
FARO Technologies, Inc.*	4,616	99,290
Insight Enterprises, Inc.*	9,422	1,747,970
Iteris, Inc.*	10,665	52,685
Itron, Inc.*	15,131	1,399,920
Kimball Electronics, Inc.*	7,031	152,221
Knowles Corp.*	30,177	485,850
Lightwave Logic, Inc.(x)*	28,071	131,372
Luna Innovations, Inc.*	8,021	25,707
Methode Electronics, Inc.	8,223	100,156
MicroVision, Inc.(x)*	42,110	77,482
Mirion Technologies, Inc., Class A*	69,611	791,477
Napco Security Technologies, Inc.	11,151	447,824
nLight, Inc.*	15,524	201,812
Novanta, Inc.*	11,809	2,063,859
OSI Systems, Inc.*	5,268	752,376
PAR Technology Corp.(x)*	9,023	409,283
PC Connection, Inc.	3,676	242,359
Plexus Corp.*	9,396	890,929
Presto Automation, Inc.(x)*	1,305	227
Richardson Electronics Ltd.	2,988	27,520
Rogers Corp.*	5,890	699,084
Sanmina Corp.*	18,496	1,150,081
ScanSource, Inc.*	7,934	349,413
SmartRent, Inc., Class A*	51,114	136,986
TTM Technologies, Inc.*	34,939	546,795
Vishay Intertechnology, Inc.	42,996	975,149
Vishay Precision Group, Inc.*	2,912	102,881
Vuzix Corp.(x)*	14,738	17,833

		23,022,948

IT Services (0.4%)
Applied Digital Corp.(x)*	17,174	73,505
BigBear.ai Holdings, Inc.(x)*	6,705	13,745
BigCommerce Holdings, Inc.*	16,537	113,940
Brightcove, Inc.*	10,612	20,587
Couchbase, Inc.*	12,132	319,193
DigitalOcean Holdings, Inc.*	20,278	774,214
Fastly, Inc., Class A*	42,033	545,168
Grid Dynamics Holdings, Inc.*	19,231	236,349
Hackett Group, Inc. (The)	8,557	207,935
Information Services Group, Inc.	7,862	31,763
Perficient, Inc.*	11,199	630,392
Rackspace Technology, Inc.(x)*	15,393	24,321
Squarespace, Inc., Class A*	18,369	669,366
Thoughtworks Holding, Inc.*	23,117	58,486
Tucows, Inc., Class A(x)*	2,479	46,010
Unisys Corp.*	16,600	81,506

		3,846,480

Semiconductors & Semiconductor Equipment (2.7%)
ACM Research, Inc., Class A*	17,287	503,743
Aehr Test Systems(x)*	6,295	78,058
Alpha & Omega Semiconductor Ltd.*	7,928	174,733
Ambarella, Inc.*	12,392	629,142
Amkor Technology, Inc.	37,444	1,207,195
Atomera, Inc.(x)*	4,642	28,595
Axcelis Technologies, Inc.*	10,804	1,204,862
CEVA, Inc.*	7,838	178,001
Cohu, Inc.*	15,726	524,148
Credo Technology Group Holding Ltd.*	40,390	855,864
Diodes, Inc.*	15,313	1,079,567
FormFactor, Inc.*	26,070	1,189,574
Ichor Holdings Ltd.*	9,864	380,948
Impinj, Inc.*	7,984	1,025,225
indie Semiconductor, Inc., Class A(x)*	49,895	353,257
inTEST Corp.*	2,680	35,510
Kulicke & Soffa Industries, Inc.	18,745	943,061
MACOM Technology Solutions Holdings, Inc.*	18,313	1,751,455
Maxeon Solar Technologies Ltd.(x)*	6,301	20,982
MaxLinear, Inc., Class A*	25,346	473,210
Navitas Semiconductor Corp., Class A*	36,949	176,247
NVE Corp.	1,118	100,821
Onto Innovation, Inc.*	16,057	2,907,602
PDF Solutions, Inc.*	10,991	370,067
Photronics, Inc.*	19,924	564,248
Power Integrations, Inc.	18,819	1,346,499
Rambus, Inc.*	35,207	2,176,145
Semtech Corp.*	22,714	624,408
Silicon Laboratories, Inc.*	10,476	1,505,611
SiTime Corp.*	6,106	569,262
SkyWater Technology, Inc.(x)*	4,395	44,697
SMART Global Holdings, Inc.*	16,032	421,962
Synaptics, Inc.*	13,008	1,269,060
Transphorm, Inc.*	5,398	26,504
Ultra Clean Holdings, Inc.*	15,227	699,528
Veeco Instruments, Inc.*	16,537	581,606

		26,021,397

Software (5.7%)
8x8, Inc.*	27,246	73,564
A10 Networks, Inc.	23,524	322,044
ACI Worldwide, Inc.*	35,740	1,186,925
Adeia, Inc.	37,200	406,224
Agilysys, Inc.*	6,605	556,537
Alarm.com Holdings, Inc.*	15,664	1,135,170
Alkami Technology, Inc.*	12,653	310,884
Altair Engineering, Inc., Class A*	18,092	1,558,626
American Software, Inc., Class A	7,427	85,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Amplitude, Inc., Class A*	22,658	$246,519
Appfolio, Inc., Class A*	6,345	1,565,565
Appian Corp., Class A*	13,506	539,565
Asana, Inc., Class A(x)*	28,857	446,995
Aurora Innovation, Inc., Class A*	111,921	315,617
AvePoint, Inc.*	51,263	406,003
Bit Digital, Inc.(x)*	18,053	51,812
Blackbaud, Inc.*	14,400	1,067,616
BlackLine, Inc.*	18,648	1,204,288
Box, Inc., Class A*	46,466	1,315,917
Braze, Inc., Class A*	17,537	776,889
C3.ai, Inc., Class A(x)*	28,027	758,691
Cerence, Inc.*	14,205	223,729
Cipher Mining, Inc.*	10,184	52,448
Cleanspark, Inc.*	63,003	1,336,294
Clear Secure, Inc., Class A	29,133	619,659
CommVault Systems, Inc.*	14,826	1,503,801
Consensus Cloud Solutions, Inc.*	4,865	77,159
CoreCard Corp.(x)*	1,808	19,978
CS Disco, Inc.*	5,507	44,772
CXApp, Inc.(x)*	487	1,193
Digimarc Corp.(x)*	3,562	96,815
Digital Turbine, Inc.*	23,179	60,729
Domo, Inc., Class B*	7,543	67,284
E2open Parent Holdings, Inc.*	59,554	264,420
eGain Corp.*	4,565	29,444
Enfusion, Inc., Class A(x)*	6,378	58,997
Envestnet, Inc.*	17,149	993,099
Everbridge, Inc.*	14,503	505,140
EverCommerce, Inc.*	5,812	54,749
Expensify, Inc., Class A*	13,791	25,375
Freshworks, Inc., Class A*	53,971	982,812
Instructure Holdings, Inc.*	4,647	99,353
Intapp, Inc.*	13,014	446,380
InterDigital, Inc.(x)	8,494	904,271
Jamf Holding Corp.*	24,855	456,089
Kaltura, Inc.*	20,726	27,980
LivePerson, Inc.(x)*	15,760	15,719
LiveRamp Holdings, Inc.*	21,598	745,131
Marathon Digital Holdings, Inc.(x)*	71,236	1,608,509
Matterport, Inc.(x)*	56,990	128,797
MeridianLink, Inc.*	6,001	112,219
MicroStrategy, Inc., Class A(x)*	4,852	8,270,525
Mitek Systems, Inc.*	14,522	204,760
Model N, Inc.*	14,038	399,662
N-able, Inc.*	24,442	319,457
NextNav, Inc.(x)*	13,248	87,172
Olo, Inc., Class A*	35,390	194,291
ON24, Inc.	6,898	49,252
OneSpan, Inc.*	9,618	111,857
PagerDuty, Inc.*	29,226	662,846
PowerSchool Holdings, Inc., Class A(x)*	18,863	401,593
Progress Software Corp.	14,611	778,912
PROS Holdings, Inc.*	15,390	559,119
Q2 Holdings, Inc.*	19,304	1,014,618
Qualys, Inc.*	12,306	2,053,502
Rapid7, Inc.*	19,996	980,604
Red Violet, Inc.*	2,782	54,388
Rimini Street, Inc.*	11,870	38,696
Riot Platforms, Inc.(x)*	65,522	801,989
Sapiens International Corp. NV	11,224	360,964
SEMrush Holdings, Inc., Class A(x)*	7,825	103,760
SolarWinds Corp.*	18,014	227,337
SoundHound AI, Inc., Class A(x)*	45,416	267,500
SoundThinking, Inc.*	2,000	31,760
Sprinklr, Inc., Class A*	34,868	427,830
Sprout Social, Inc., Class A(x)*	16,169	965,451
SPS Commerce, Inc.*	12,169	2,250,048
Tenable Holdings, Inc.*	38,130	1,884,766
Terawulf, Inc.(x)*	32,972	86,716
Varonis Systems, Inc.*	36,078	1,701,799
Verint Systems, Inc.*	20,063	665,088
Veritone, Inc.(x)*	6,099	32,081
Viant Technology, Inc., Class A*	3,525	37,577
Weave Communications, Inc.*	8,196	94,090
Workiva, Inc., Class A*	16,468	1,396,486
Xperi, Inc.*	10,602	127,860
Yext, Inc.*	38,258	230,696
Zeta Global Holdings Corp., Class A*	48,622	531,439
Zuora, Inc., Class A*	46,388	423,059

		54,722,385

Technology Hardware, Storage & Peripherals (1.9%)
CompoSecure, Inc., Class A(x)*	4,105	29,679
Corsair Gaming, Inc.*	8,685	107,173
CPI Card Group, Inc.(x)*	1,063	18,985
Eastman Kodak Co.*	13,398	66,320
Immersion Corp.	5,487	41,043
Intevac, Inc.*	6,373	24,472
IonQ, Inc.(x)*	56,713	566,563
Super Micro Computer, Inc.*	16,618	16,784,679
Turtle Beach Corp.*	4,234	72,994
Xerox Holdings Corp.(x)	38,394	687,253

		18,399,161

Total Information Technology		130,229,648

Materials (4.1%)
Chemicals (1.7%)
AdvanSix, Inc.	9,428	269,641
American Vanguard Corp.	6,181	80,044
Arcadium Lithium plc(x)*	336,562	1,450,582
Aspen Aerogels, Inc.*	17,467	307,419
Avient Corp.	30,091	1,305,949
Balchem Corp.	10,523	1,630,539
Cabot Corp.	17,670	1,629,174
Core Molding Technologies, Inc.*	1,935	36,630
Danimer Scientific, Inc., Class A(x)*	21,910	23,882
Ecovyst, Inc.*	29,695	331,099
Hawkins, Inc.	6,150	472,320
HB Fuller Co.	17,630	1,405,816
Ingevity Corp.*	12,085	576,455
Innospec, Inc.	8,316	1,072,265
Intrepid Potash, Inc.*	2,469	51,503
Koppers Holdings, Inc.	6,991	385,694
Kronos Worldwide, Inc.	5,514	65,065
LSB Industries, Inc.*	12,907	113,323
Mativ Holdings, Inc.	19,029	356,794
Minerals Technologies, Inc.	10,784	811,820
Origin Materials, Inc.*	26,718	13,626
Orion SA	19,329	454,618
Perimeter Solutions SA*	50,505	374,747
PureCycle Technologies, Inc.(x)*	38,045	236,640
Quaker Chemical Corp.	4,625	949,281
Rayonier Advanced Materials, Inc.*	14,607	69,821
Sensient Technologies Corp.	13,558	938,078
Stepan Co.	6,941	624,968
Trinseo plc	9,047	34,198
Tronox Holdings plc	38,966	676,060
Valhi, Inc.(x)	568	9,758

		16,757,809

Construction Materials (0.4%)
Knife River Corp.*	18,374	1,489,764
Summit Materials, Inc., Class A*	39,807	1,774,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United States Lime & Minerals, Inc.	694	$206,909

		3,470,871

Containers & Packaging (0.3%)
Greif, Inc., Class A	8,209	566,831
Greif, Inc., Class B	1,215	84,467
Myers Industries, Inc.	12,871	298,221
O-I Glass, Inc.*	51,889	860,838
Pactiv Evergreen, Inc.	13,116	187,821
Ranpak Holdings Corp., Class A*	10,641	83,745
TriMas Corp.	14,204	379,673

		2,461,596

Metals & Mining (1.6%)
5E Advanced Materials, Inc.(x)*	9,862	13,215
Alpha Metallurgical Resources, Inc.	3,846	1,273,680
Arch Resources, Inc.	5,852	940,943
ATI, Inc.*	42,016	2,149,959
Caledonia Mining Corp. plc(x)	4,099	45,376
Carpenter Technology Corp.	16,124	1,151,576
Century Aluminum Co.*	18,271	281,191
Coeur Mining, Inc.*	118,324	446,081
Commercial Metals Co.	38,138	2,241,370
Compass Minerals International, Inc.	11,538	181,608
Constellium SE*	43,928	971,248
Contango ORE, Inc.(x)*	930	18,461
Dakota Gold Corp.*	12,585	29,826
Haynes International, Inc.	4,347	261,342
Hecla Mining Co.	199,014	957,257
i-80 Gold Corp.(x)*	48,233	64,632
Ivanhoe Electric, Inc.(x)*	19,803	194,069
Kaiser Aluminum Corp.	5,359	478,880
Materion Corp.	6,775	892,606
Metallus, Inc.*	15,453	343,829
NioCorp Developments Ltd.*	1,144	3,112
Novagold Resources, Inc.*	80,687	242,061
Olympic Steel, Inc.	3,377	239,362
Perpetua Resources Corp.(x)*	9,430	39,229
Piedmont Lithium, Inc.(x)*	4,494	59,860
Radius Recycling, Inc.	6,938	146,600
Ramaco Resources, Inc., Class A(x)	5,359	90,246
Ramaco Resources, Inc., Class B	1,200	15,060
Ryerson Holding Corp.	8,964	300,294
SunCoke Energy, Inc.	29,247	329,614
Tredegar Corp.	6,314	41,167
Warrior Met Coal, Inc.	16,834	1,021,824
Worthington Steel, Inc.	11,130	399,011

		15,864,589

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,729	250,529
Glatfelter Corp.*	12,203	24,406
Sylvamo Corp.	11,509	710,566

		985,501

Total Materials		39,540,366

Real Estate (5.0%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	23,874	393,205
Alpine Income Property Trust, Inc. (REIT)	3,253	49,706
American Assets Trust, Inc. (REIT)	17,271	378,408
Armada Hoffler Properties, Inc. (REIT)	23,597	245,409
Broadstone Net Lease, Inc. (REIT)	61,494	963,611
CTO Realty Growth, Inc. (REIT)	5,488	93,021
Empire State Realty Trust, Inc. (REIT), Class A	43,945	445,163
Essential Properties Realty Trust, Inc. (REIT)	51,965	1,385,387
Gladstone Commercial Corp. (REIT)	12,985	179,712
Global Net Lease, Inc. (REIT)(x)	64,210	498,912
NexPoint Diversified Real Estate Trust (REIT)	7,992	52,747
One Liberty Properties, Inc. (REIT)	3,868	87,378

		4,772,659

Health Care REITs (0.4%)
CareTrust REIT, Inc. (REIT)	39,179	954,792
Community Healthcare Trust, Inc. (REIT)	7,940	210,807
Diversified Healthcare Trust (REIT)	83,583	205,614
Global Medical REIT, Inc. (REIT)	21,473	187,889
LTC Properties, Inc. (REIT)	13,999	455,108
National Health Investors, Inc. (REIT)	14,051	882,824
Sabra Health Care REIT, Inc. (REIT)	77,763	1,148,560
Universal Health Realty Income Trust (REIT)	3,151	115,673

		4,161,267

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	70,982	1,162,685
Braemar Hotels & Resorts, Inc. (REIT)	15,923	31,846
Chatham Lodging Trust (REIT)	12,652	127,912
DiamondRock Hospitality Co. (REIT)	68,880	661,937
Pebblebrook Hotel Trust (REIT)(x)	39,710	611,931
RLJ Lodging Trust (REIT)	51,197	605,149
Ryman Hospitality Properties, Inc. (REIT)	19,232	2,223,412
Service Properties Trust (REIT)	56,454	382,758
Summit Hotel Properties, Inc. (REIT)	36,893	240,173
Sunstone Hotel Investors, Inc. (REIT)	69,730	776,792
Xenia Hotels & Resorts, Inc. (REIT)	33,445	502,009

		7,326,604

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	8,986	930,410
LXP Industrial Trust (REIT)	96,293	868,563
Plymouth Industrial REIT, Inc. (REIT)	13,452	302,670
Terreno Realty Corp. (REIT)	27,929	1,854,486

		3,956,129

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	60,549	290,635
City Office REIT, Inc. (REIT)	9,097	47,396
COPT Defense Properties (REIT)	36,635	885,468
Douglas Emmett, Inc. (REIT)(x)	35,436	491,497
Easterly Government Properties, Inc. (REIT), Class A	31,307	360,344
Equity Commonwealth (REIT)*	32,682	617,036
Hudson Pacific Properties, Inc. (REIT)	46,074	297,177
JBG SMITH Properties (REIT)	31,616	507,437
Office Properties Income Trust (REIT)(x)	11,559	23,580
Orion Office REIT, Inc. (REIT)	14,065	49,368
Paramount Group, Inc. (REIT)	56,975	267,213
Peakstone Realty Trust (REIT)(x)	11,018	177,720
Piedmont Office Realty Trust, Inc. (REIT), Class A	41,545	292,061
Postal Realty Trust, Inc. (REIT), Class A	4,674	66,932
SL Green Realty Corp. (REIT)(x)	21,270	1,172,615

		5,546,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.6%)
American Realty Investors, Inc.*	406	$7,275
Anywhere Real Estate, Inc.*	37,960	234,593
Compass, Inc., Class A*	100,724	362,606
Cushman & Wakefield plc*	55,597	581,545
DigitalBridge Group, Inc.	52,925	1,019,865
Douglas Elliman, Inc.*	18,965	29,965
eXp World Holdings, Inc.(x)	24,745	255,616
Forestar Group, Inc.*	6,267	251,871
FRP Holdings, Inc.*	1,601	98,301
Kennedy-Wilson Holdings, Inc.	42,040	360,703
Marcus & Millichap, Inc.	8,605	294,033
Maui Land & Pineapple Co., Inc.*	1,883	40,786
Newmark Group, Inc., Class A	46,606	516,860
Opendoor Technologies, Inc.*	194,948	590,692
RE/MAX Holdings, Inc., Class A	4,194	36,781
Redfin Corp.(x)*	37,521	249,515
RMR Group, Inc. (The), Class A	3,582	85,968
St Joe Co. (The)	11,077	642,134
Star Holdings*	3,277	42,339
Stratus Properties, Inc.*	1,353	30,889
Tejon Ranch Co.*	4,910	75,663
Transcontinental Realty Investors, Inc.*	303	11,408

		5,819,408

Residential REITs (0.3%)
Apartment Investment and Management Co. (REIT), Class A*	45,822	375,282
BRT Apartments Corp. (REIT)	3,058	51,374
Centerspace (REIT)	5,254	300,214
Clipper Realty, Inc. (REIT)	3,400	16,422
Elme Communities (REIT)	29,860	415,651
Independence Realty Trust, Inc. (REIT)	75,529	1,218,283
NexPoint Residential Trust, Inc. (REIT)	8,426	271,233
UMH Properties, Inc. (REIT)	19,391	314,910
Veris Residential, Inc. (REIT)	27,081	411,902

		3,375,271

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	31,686	538,979
Alexander’s, Inc. (REIT)	512	111,176
CBL & Associates Properties, Inc. (REIT)(x)	9,350	214,208
Getty Realty Corp. (REIT)	15,813	432,485
InvenTrust Properties Corp. (REIT)	21,975	564,977
Kite Realty Group Trust (REIT)	72,367	1,568,917
Macerich Co. (The) (REIT)	71,008	1,223,468
NETSTREIT Corp. (REIT)(x)	22,408	411,635
Phillips Edison & Co., Inc. (REIT)	38,968	1,397,782
Retail Opportunity Investments Corp. (REIT)	40,493	519,120
Saul Centers, Inc. (REIT)	2,895	111,428
SITE Centers Corp. (REIT)	61,869	906,381
Tanger, Inc. (REIT)	33,877	1,000,388
Urban Edge Properties (REIT)	36,596	632,013
Whitestone REIT (REIT)	17,105	214,668

		9,847,625

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)	10,743	119,247
Four Corners Property Trust, Inc. (REIT)	30,515	746,702
Gladstone Land Corp. (REIT)	8,189	109,241
Outfront Media, Inc. (REIT)	49,357	828,704
PotlatchDeltic Corp. (REIT)	25,780	1,212,176
Safehold, Inc. (REIT)	15,491	319,115
Uniti Group, Inc. (REIT)	75,500	445,450

		3,780,635

Total Real Estate		48,586,077

Utilities (2.3%)
Electric Utilities (0.6%)
ALLETE, Inc.	19,275	1,149,561
Genie Energy Ltd., Class B	5,756	86,801
MGE Energy, Inc.	11,971	942,357
Otter Tail Corp.	13,446	1,161,734
PNM Resources, Inc.	28,677	1,079,402
Portland General Electric Co.	34,042	1,429,764

		5,849,619

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	39,939	1,439,401
Chesapeake Utilities Corp.	6,999	750,993
New Jersey Resources Corp.	31,642	1,357,758
Northwest Natural Holding Co.	12,017	447,273
ONE Gas, Inc.	18,400	1,187,352
RGC Resources, Inc.	2,000	40,480
Southwest Gas Holdings, Inc.	20,548	1,564,319
Spire, Inc.	17,621	1,081,401

		7,868,977

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A(x)*	15,956	76,270
Montauk Renewables, Inc.*	18,618	77,451
Ormat Technologies, Inc.	17,762	1,175,667
Sunnova Energy International, Inc.(x)*	35,479	217,486

		1,546,874

Multi-Utilities (0.4%)
Avista Corp.	25,405	889,683
Black Hills Corp.	22,877	1,249,084
Northwestern Energy Group, Inc.	20,007	1,018,957
Unitil Corp.	5,550	290,542

		3,448,266

Water Utilities (0.3%)
American States Water Co.	12,253	885,157
Artesian Resources Corp., Class A	2,057	76,335
Cadiz, Inc.(x)*	10,126	29,365
California Water Service Group	18,830	875,218
Consolidated Water Co. Ltd.	4,015	117,680
Global Water Resources, Inc.	2,836	36,414
Middlesex Water Co.	5,890	309,225
Pure Cycle Corp.*	4,788	45,486
SJW Group	11,011	623,113
York Water Co. (The)	3,798	137,754

		3,135,747

Total Utilities		21,849,483

Total Common Stocks (90.1%) (Cost $604,911,060)		871,318,330

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Empire Petroleum Corp., expiring 4/3/24(x)*	2,543	—

Total Energy		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR *	19,200	9,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Rights	(Note 1)
Chinook Therapeutics, Inc., CVR *	20,304	$8,121
Icosavax, Inc., CVR*	6,876	2,063

Total Health Care		19,784

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	10,800

Total Materials		10,800

Total Rights (0.0%)† (Cost $19,913)		30,584

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.9%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	8,816,849	8,816,849
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	40,923,067	40,939,437
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	10,000,000	10,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.26% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		76,756,286

Total Short-Term Investments (7.9%) (Cost $76,739,428)		76,756,286

Total Investments in Securities (98.0%) (Cost $681,670,401)		948,105,200
Other Assets Less Liabilities (2.0%)		19,172,958

Net Assets (100%)		$967,278,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $406,014 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $40,747,485. This was collateralized by $6,931,934 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/18/24 – 2/15/54 and by cash of $35,816,849 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	5,999	542,238	—	(11,594)	5,805	10,000	546,449	—	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	20,906	312,545	—	—	—	(5,645)	306,900	—	—

Total		854,783	—	(11,594)	5,805	4,355	853,349	—	—

**	Not affiliated at March 31, 2024.

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	892	6/2024	USD	95,707,140	1,733,793

					1,733,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$18,844,390	$—		$—		$18,844,390
Consumer Discretionary	95,478,124	—		—	(b)	95,478,124
Consumer Staples	28,876,676	—		—		28,876,676
Energy	63,354,287	—		—		63,354,287
Financials	138,638,662	—		—		138,638,662
Health Care	133,399,091	—		29,534		133,428,625
Industrials	152,491,992	—		—		152,491,992
Information Technology	130,229,648	—		—		130,229,648
Materials	39,540,366	—		—		39,540,366
Real Estate	48,586,077	—		—		48,586,077
Utilities	21,849,483	—		—		21,849,483
Future	1,733,793	—		—		1,733,793
Rights
Energy	—	—	(b)	—		—	(b)
Health Care	—	19,784		—		19,784
Materials	—	10,800		—		10,800
Short-Term Investments
Investment Companies	76,756,286	—		—		76,756,286

Total Assets	$949,778,875	$30,584		$29,534		$949,838,993

Total Liabilities	$—	$—		$—		$—

Total	$949,778,875	$30,584		$29,534		$949,838,993

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $781 transferred from Level 3 to Level 1 at the end of the period due to observable market data.

(b)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,360,034
Aggregate gross unrealized depreciation	(132,782,752)

Net unrealized appreciation	$255,577,282

Federal income tax cost of investments in securities and derivative instruments, if applicable	$694,261,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.5%)
Ampol Ltd.	16,023	$415,463
ANZ Group Holdings Ltd.	203,835	3,905,175
APA Group	84,152	461,185
Aristocrat Leisure Ltd.	39,263	1,100,186
ASX Ltd.	13,597	588,513
Aurizon Holdings Ltd.	131,060	341,621
BHP Group Ltd. (ASE Stock Exchange)	170,799	4,927,303
BHP Group Ltd. (London Stock Exchange)	174,074	4,998,346
BlueScope Steel Ltd.	29,790	462,992
Brambles Ltd.	95,876	1,009,013
CAR Group Ltd.	24,902	585,484
Cochlear Ltd.	4,512	992,391
Coles Group Ltd.	91,090	1,005,538
Commonwealth Bank of Australia	113,942	8,935,282
Computershare Ltd.	37,574	639,306
Dexus (REIT)	73,412	378,406
EBOS Group Ltd.	10,204	208,801
Endeavour Group Ltd.	97,042	348,438
Fortescue Ltd.	116,021	1,943,051
Glencore plc	705,644	3,876,906
Goodman Group (REIT)	116,234	2,560,901
GPT Group (The) (REIT)	135,633	403,920
IDP Education Ltd.(x)	15,787	184,354
Insurance Australia Group Ltd.	164,912	687,775
Lottery Corp. Ltd. (The)	147,080	493,600
Macquarie Group Ltd.	24,817	3,229,548
Medibank Pvt Ltd.	194,757	477,194
Mineral Resources Ltd.	11,812	545,507
Mirvac Group (REIT)	258,664	397,798
National Australia Bank Ltd.	212,258	4,791,333
Northern Star Resources Ltd.	80,240	756,613
Orica Ltd.	30,200	359,354
Origin Energy Ltd.	119,676	717,479
Pilbara Minerals Ltd.(x)	191,868	478,868
Qantas Airways Ltd.*	61,825	219,571
QBE Insurance Group Ltd.	101,107	1,194,520
Ramsay Health Care Ltd.	12,207	449,520
REA Group Ltd.	3,566	430,992
Reece Ltd.	16,009	293,147
Rio Tinto Ltd.	25,128	1,993,779
Rio Tinto plc	76,555	4,847,621
Santos Ltd.	219,992	1,111,023
Scentre Group (REIT)	347,826	768,380
SEEK Ltd.	24,067	392,866
Seven Group Holdings Ltd.(x)	11,133	295,779
Sonic Healthcare Ltd.	30,380	582,233
South32 Ltd.	306,140	598,488
Stockland (REIT)	159,090	502,804
Suncorp Group Ltd.	87,228	931,074
Telstra Group Ltd.	277,987	699,240
Transurban Group	211,576	1,836,475
Treasury Wine Estates Ltd.	54,268	440,279
Vicinity Ltd. (REIT)	279,515	387,971
Washington H Soul Pattinson & Co. Ltd.(x)	15,657	342,919
Wesfarmers Ltd.	77,738	3,465,005
Westpac Banking Corp.	237,962	4,047,273
WiseTech Global Ltd.	11,604	710,426
Woodside Energy Group Ltd. (ASE Stock Exchange)	96,679	1,921,520
Woodside Energy Group Ltd. (London Stock Exchange)	31,454	626,467
Woolworths Group Ltd.	83,698	1,809,152

		84,106,168

Austria (0.2%)
Erste Group Bank AG	23,121	1,030,191
Mondi plc	30,666	540,129
OMV AG	10,377	491,023
Verbund AG	4,673	341,559
voestalpine AG	8,019	224,934

		2,627,836

Belgium (0.7%)
Ageas SA/NV	11,006	509,624
Anheuser-Busch InBev SA/NV	59,512	3,624,987
D’ieteren Group	1,376	305,213
Elia Group SA/NV	1,904	205,413
Groupe Bruxelles Lambert NV (Swiss Stock exchange)	2,626	198,383
Groupe Bruxelles Lambert NV (Turquoise Stock Exchange)	3,405	257,364
KBC Group NV	17,377	1,301,429
Lotus Bakeries NV	28	270,360
Sofina SA	1,027	230,460
Syensqo SA*	5,183	490,838
UCB SA	8,617	1,063,514
Umicore SA	13,620	293,805
Warehouses De Pauw CVA (REIT)	12,180	347,695

		9,099,085

Brazil (0.0%)†
Yara International ASA	11,669	369,390

Burkina Faso (0.0%)†
Endeavour Mining plc	13,706	278,341

Chile (0.1%)
Antofagasta plc	26,261	675,833

China (0.4%)
BOC Hong Kong Holdings Ltd.	251,417	672,959
ESR Group Ltd.(m)	126,460	135,235
Prosus NV	98,941	3,103,538
SITC International Holdings Co. Ltd.	85,892	156,928
Wharf Holdings Ltd. (The)	58,262	191,306
Wilmar International Ltd.	140,045	355,752

		4,615,718

Denmark (3.3%)
AP Moller - Maersk A/S, Class A(x)	207	264,528
AP Moller - Maersk A/S, Class B	280	364,110
Carlsberg A/S, Class B	6,624	903,681
Coloplast A/S, Class B	8,581	1,160,651
Danske Bank A/S	47,429	1,420,231
Demant A/S*	7,037	350,912
DSV A/S	11,921	1,934,281
Genmab A/S*	4,595	1,400,662
Novo Nordisk A/S, Class B	222,033	28,318,322
Novonesis (Novozymes) B	25,468	1,494,131
Orsted A/S(m)*	12,768	715,490
Pandora A/S	5,693	919,591
ROCKWOOL A/S, Class B*	610	201,007
Tryg A/S(x)	23,749	488,706
Vestas Wind Systems A/S*	69,314	1,935,907

		41,872,210

Finland (0.9%)
Elisa OYJ	9,782	436,379
Fortum OYJ	31,790	392,525
Kesko OYJ, Class B	18,614	347,715
Kone OYJ, Class B	23,478	1,092,703
Metso OYJ	46,183	548,319
Neste OYJ	27,941	756,618
Nokia OYJ	358,567	1,273,091
Nordea Bank Abp	215,588	2,435,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Orion OYJ, Class B	7,132	$265,994
Sampo OYJ, Class A	30,501	1,300,281
Stora Enso OYJ, Class R	39,330	546,726
UPM-Kymmene OYJ	36,529	1,216,565
Wartsila OYJ Abp	31,698	481,841

		11,093,944

France (9.3%)
Accor SA	12,632	590,094
Adevinta ASA*	21,869	229,442
Aeroports de Paris SA	2,152	295,086
Air Liquide SA	35,687	7,424,517
Airbus SE	40,336	7,429,136
Alstom SA(x)	20,252	308,725
Amundi SA(m)	4,006	275,087
Arkema SA	4,230	445,127
AXA SA	123,850	4,651,826
BioMerieux	2,708	298,726
BNP Paribas SA	70,270	4,992,899
Bollore SE	45,754	305,549
Bouygues SA	13,469	549,709
Bureau Veritas SA	20,287	618,954
Capgemini SE	10,655	2,451,915
Carrefour SA	38,147	653,334
Cie de Saint-Gobain SA	31,229	2,423,423
Cie Generale des Etablissements Michelin SCA	46,179	1,769,614
Covivio SA (REIT)	3,100	159,530
Credit Agricole SA	71,408	1,064,364
Danone SA	43,519	2,811,864
Dassault Aviation SA	1,448	318,684
Dassault Systemes SE	45,784	2,027,133
Edenred SE	17,065	910,587
Eiffage SA	4,978	564,710
Engie SA	124,021	2,075,239
EssilorLuxottica SA	20,017	4,528,543
Eurazeo SE	2,692	235,971
Gecina SA (REIT)	3,183	325,026
Getlink SE	23,885	406,624
Hermes International SCA	2,154	5,498,212
Ipsen SA	2,542	302,491
Kering SA	5,081	2,008,198
Klepierre SA (REIT)	14,787	382,871
La Francaise des Jeux SAEM(m)	7,506	305,937
Legrand SA	17,738	1,879,601
L’Oreal SA	16,372	7,747,845
LVMH Moet Hennessy Louis Vuitton SE	18,788	16,898,627
Orange SA	127,468	1,497,305
Pernod Ricard SA	13,940	2,255,123
Publicis Groupe SA	15,446	1,683,889
Remy Cointreau SA	1,662	167,542
Renault SA	13,495	681,292
Rexel SA	15,347	414,424
Safran SA	23,419	5,307,037
Sartorius Stedim Biotech*	1,967	560,870
SEB SA	1,628	208,305
Societe Generale SA	48,991	1,311,306
Sodexo SA	6,114	524,257
Teleperformance SE	3,879	376,972
Thales SA	6,437	1,097,587
TotalEnergies SE	147,715	10,114,727
Unibail-Rodamco-Westfield (REIT)*	7,984	641,709
Veolia Environnement SA	46,655	1,516,556
Vinci SA	34,068	4,364,936
Vivendi SE	47,054	512,719
Worldline SA(m)*	16,476	204,059

		119,605,835

Germany (7.7%)
adidas AG	11,097	2,478,204
Allianz SE (Registered)	26,652	7,987,725
BASF SE	60,731	3,467,955
Bayer AG (Registered)	67,312	2,064,574
Bayerische Motoren Werke AG	21,826	2,518,585
Bayerische Motoren Werke AG (Preference)(q)	3,889	417,047
Bechtle AG	5,357	283,075
Beiersdorf AG	7,009	1,020,446
Brenntag SE	9,030	760,657
Carl Zeiss Meditec AG	2,857	356,927
Commerzbank AG	71,692	984,601
Continental AG	7,496	541,024
Covestro AG(m)*	13,001	710,844
Daimler Truck Holding AG	35,080	1,777,251
Deutsche Bank AG (Registered)	132,366	2,082,354
Deutsche Boerse AG	12,988	2,657,396
Deutsche Lufthansa AG (Registered)*	41,756	327,998
Deutsche Post AG	67,081	2,888,662
Deutsche Telekom AG (Registered)	220,429	5,350,721
Dr Ing hc F Porsche AG (Preference)(m)(q)	7,880	784,504
E.ON SE	153,780	2,137,693
Evonik Industries AG	15,572	307,857
Fresenius Medical Care AG	14,194	545,915
Fresenius SE & Co. KGaA	28,634	772,295
GEA Group AG	11,139	470,958
Hannover Rueck SE	4,124	1,128,756
Heidelberg Materials AG	8,868	975,380
Henkel AG & Co. KGaA	7,323	527,432
Henkel AG & Co. KGaA (Preference)(q)	11,279	906,542
Infineon Technologies AG	88,368	3,004,508
Knorr-Bremse AG	5,092	385,095
LEG Immobilien SE*	5,064	434,769
Mercedes-Benz Group AG	54,468	4,337,282
Merck KGaA	8,729	1,540,667
MTU Aero Engines AG	3,746	950,531
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	9,264	4,520,497
Nemetschek SE	3,961	391,949
Porsche Automobil Holding SE (Preference)(q)	10,050	532,581
Puma SE	7,290	330,480
Rational AG	336	289,632
Rheinmetall AG	2,971	1,669,942
RWE AG	43,320	1,470,308
SAP SE	71,049	13,832,478
Sartorius AG (Preference)(q)*	1,811	720,170
Scout24 SE(m)	5,102	384,530
Siemens AG (Registered)	51,710	9,872,127
Siemens Energy AG(x)*	34,584	634,473
Siemens Healthineers AG(m)*	18,979	1,161,370
Symrise AG, Class A	9,062	1,084,707
Talanx AG	4,178	330,846
Volkswagen AG	2,045	312,405
Volkswagen AG (Preference)(q)	13,963	1,850,460
Vonovia SE	50,235	1,484,971
Zalando SE(m)*	15,645	447,114

		99,207,270

Hong Kong (1.5%)
AIA Group Ltd.	773,127	5,190,794
CK Asset Holdings Ltd.	132,505	545,128
CK Infrastructure Holdings Ltd.	42,550	248,986
CLP Holdings Ltd.	110,367	879,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Futu Holdings Ltd. (ADR)*	4,179	$226,293
Hang Lung Properties Ltd.	113,776	116,583
Hang Seng Bank Ltd.	50,615	553,882
Henderson Land Development Co. Ltd.	95,651	272,524
HKT Trust & HKT Ltd.	269,818	314,740
Hong Kong & China Gas Co. Ltd.	788,709	597,560
Hong Kong Exchanges & Clearing Ltd.	82,587	2,403,674
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	70,131	207,588
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,215	9,870
Jardine Matheson Holdings Ltd. (London Stock Exchange)	9,957	364,725
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	703	26,222
Link REIT (REIT)	177,133	761,544
MTR Corp. Ltd.	104,972	346,022
Power Assets Holdings Ltd.	93,699	548,290
Prudential plc	187,110	1,754,675
Sino Land Co. Ltd.	261,952	272,096
Sun Hung Kai Properties Ltd.	97,931	944,038
Swire Pacific Ltd., Class A	27,585	226,970
Swire Properties Ltd.	76,654	161,008
Techtronic Industries Co. Ltd.	94,296	1,278,259
WH Group Ltd.(m)	573,535	378,112
Wharf Real Estate Investment Co. Ltd.	119,874	389,783

		19,018,562

Ireland (0.4%)
AerCap Holdings NV*	13,482	1,171,721
AIB Group plc	103,763	526,588
Bank of Ireland Group plc	70,821	722,030
Kerry Group plc (London Stock Exchange), Class A	9	782
Kerry Group plc (Turquoise Stock Exchange), Class A	10,727	919,345
Kingspan Group plc	10,457	952,838
Smurfit Kappa Group plc(x)	17,624	803,707

		5,097,011

Israel (0.6%)
Azrieli Group Ltd.	3,299	238,216
Bank Hapoalim BM	85,407	800,912
Bank Leumi Le-Israel BM	103,341	859,196
Check Point Software Technologies Ltd.*	6,592	1,081,154
Elbit Systems Ltd.	1,823	380,828
Global-e Online Ltd.*	6,544	237,874
ICL Group Ltd.	55,861	295,345
Israel Discount Bank Ltd., Class A	88,202	456,500
Mizrahi Tefahot Bank Ltd.	10,844	406,703
Nice Ltd.*	4,304	1,120,467
Teva Pharmaceutical Industries Ltd. (ADR)*	74,916	1,057,065
Wix.com Ltd.*	3,579	492,041

		7,426,301

Italy (2.2%)
Amplifon SpA	8,637	314,949
Assicurazioni Generali SpA	69,287	1,753,642
Banco BPM SpA	84,292	560,908
Coca-Cola HBC AG	15,524	490,428
Davide Campari-Milano NV	38,588	387,748
DiaSorin SpA	1,492	144,063
Enel SpA	551,170	3,638,540
Eni SpA	149,316	2,359,640
Ferrari NV	8,637	3,764,483
FinecoBank Banca Fineco SpA	40,777	610,833
Infrastrutture Wireless Italiane SpA(m)	21,679	246,280
Intesa Sanpaolo SpA	995,222	3,610,837
Leonardo SpA	23,816	598,154
Mediobanca Banca di Credito Finanziario SpA	34,699	516,978
Moncler SpA	14,479	1,080,638
Nexi SpA(m)*	42,281	267,942
Poste Italiane SpA(m)	31,105	389,436
Prysmian SpA	17,846	931,660
Recordati Industria Chimica e Farmaceutica SpA	7,119	393,540
Snam SpA	137,194	647,699
Telecom Italia SpA(x)*	743,899	180,655
Terna - Rete Elettrica Nazionale	95,261	787,236
UniCredit SpA	104,866	3,979,513

		27,655,802

Japan (21.0%)
Advantest Corp.(x)	51,820	2,291,815
Aeon Co. Ltd.	44,208	1,046,647
AGC, Inc.	13,586	491,997
Aisin Corp.(x)	9,718	395,255
Ajinomoto Co., Inc.(x)	30,999	1,153,299
ANA Holdings, Inc.(x)	11,512	240,309
Asahi Group Holdings Ltd.	32,672	1,196,549
Asahi Intecc Co. Ltd.	14,596	254,741
Asahi Kasei Corp.	84,786	620,017
Astellas Pharma, Inc.	122,978	1,320,117
Azbil Corp.(x)	8,053	221,779
Bandai Namco Holdings, Inc.(x)	41,645	769,736
Bridgestone Corp.	38,784	1,714,254
Brother Industries Ltd.(x)	15,427	285,244
Canon, Inc.(x)	68,119	2,025,391
Capcom Co. Ltd.	24,652	460,210
Central Japan Railway Co.(x)	50,625	1,254,756
Chiba Bank Ltd. (The)(x)	35,283	293,093
Chubu Electric Power Co., Inc.	43,839	571,807
Chugai Pharmaceutical Co. Ltd.	45,777	1,743,627
Concordia Financial Group Ltd.(x)	68,301	342,543
Dai Nippon Printing Co. Ltd.	14,558	444,491
Daifuku Co. Ltd.	21,039	501,584
Dai-ichi Life Holdings, Inc.	64,767	1,647,199
Daiichi Sankyo Co. Ltd.	125,424	3,975,323
Daikin Industries Ltd.(x)	17,830	2,427,509
Daito Trust Construction Co. Ltd.	4,137	470,598
Daiwa House Industry Co. Ltd.	40,406	1,197,660
Daiwa Securities Group, Inc.	93,483	707,699
Denso Corp.	128,652	2,451,850
Dentsu Group, Inc.	13,896	384,623
Disco Corp.	6,190	2,256,745
East Japan Railway Co.(x)	61,329	1,174,682
Eisai Co. Ltd.	17,096	703,694
ENEOS Holdings, Inc.	200,522	962,606
FANUC Corp.	65,288	1,820,025
Fast Retailing Co. Ltd.	11,975	3,695,021
Fuji Electric Co. Ltd.(x)	8,930	595,805
FUJIFILM Holdings Corp.	76,392	1,709,711
Fujitsu Ltd.	120,410	1,922,917
GLP J-REIT (REIT)	341	285,631
Hamamatsu Photonics KK	10,026	351,950
Hankyu Hanshin Holdings, Inc.	15,054	430,796
Hikari Tsushin, Inc.	1,338	250,400
Hirose Electric Co. Ltd.	2,000	204,783
Hitachi Construction Machinery Co. Ltd.(x)	6,585	197,837
Hitachi Ltd.	63,057	5,729,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co. Ltd.(x)	314,812	$3,875,361
Hoshizaki Corp.	7,926	288,128
Hoya Corp.	23,857	2,968,335
Hulic Co. Ltd.	25,298	259,030
Ibiden Co. Ltd.	7,585	337,512
Idemitsu Kosan Co. Ltd.	67,530	460,817
Iida Group Holdings Co. Ltd.(x)	9,786	126,155
Inpex Corp.	67,476	1,024,977
Isuzu Motors Ltd.	39,779	535,800
ITOCHU Corp.(x)	80,560	3,439,951
Japan Airlines Co. Ltd.	9,443	179,091
Japan Exchange Group, Inc.	34,041	918,599
Japan Metropolitan Fund Invest (REIT)	468	291,534
Japan Post Bank Co. Ltd.(x)	98,409	1,056,379
Japan Post Holdings Co. Ltd.(x)	140,159	1,409,645
Japan Post Insurance Co. Ltd.(x)	13,872	264,785
Japan Real Estate Investment Corp. (REIT)(x)	91	324,012
Japan Tobacco, Inc.	82,100	2,184,561
JFE Holdings, Inc.	35,700	589,222
JSR Corp.*	12,320	352,395
Kajima Corp.	29,894	611,190
Kansai Electric Power Co., Inc. (The)(x)	48,267	685,201
Kao Corp.	32,289	1,206,412
Kawasaki Kisen Kaisha Ltd.(x)	27,555	369,967
KDDI Corp.(x)	101,254	2,988,525
KDX Realty Investment Corp. (REIT)	292	310,363
Keisei Electric Railway Co. Ltd.	9,085	368,129
Keyence Corp.	13,244	6,132,065
Kikkoman Corp.	48,040	614,384
Kintetsu Group Holdings Co. Ltd.(x)	12,954	376,520
Kirin Holdings Co. Ltd.	53,853	747,780
Kobe Bussan Co. Ltd.	10,463	256,287
Koito Manufacturing Co. Ltd.	14,668	197,182
Komatsu Ltd.	62,443	1,840,951
Konami Group Corp.	6,799	461,261
Kubota Corp.	68,787	1,075,336
Kyocera Corp.	86,424	1,149,523
Kyowa Kirin Co. Ltd.	19,425	348,387
Lasertec Corp.	5,130	1,454,822
LY Corp.(x)	186,279	470,681
M3, Inc.(x)	29,281	419,543
Makita Corp.	14,494	409,313
Marubeni Corp.	96,808	1,669,423
MatsukiyoCocokara & Co.(x)	23,535	376,936
Mazda Motor Corp.(x)	39,837	463,554
McDonald’s Holdings Co. Japan Ltd.(x)	5,858	263,142
Meiji Holdings Co. Ltd.(x)	16,160	352,279
Minebea Mitsumi, Inc.(x)	24,422	476,082
MISUMI Group, Inc.	19,840	275,424
Mitsubishi Chemical Group Corp.	89,619	544,238
Mitsubishi Corp.	234,533	5,396,211
Mitsubishi Electric Corp.	132,448	2,206,154
Mitsubishi Estate Co. Ltd.	76,617	1,389,309
Mitsubishi HC Capital, Inc.	57,018	396,429
Mitsubishi Heavy Industries Ltd.	217,200	1,958,502
Mitsubishi UFJ Financial Group, Inc.	755,406	7,659,851
Mitsui & Co. Ltd.	88,645	4,124,235
Mitsui Chemicals, Inc.(x)	11,698	342,022
Mitsui Fudosan Co. Ltd.	183,702	1,970,143
Mitsui OSK Lines Ltd.(x)	23,688	721,688
Mizuho Financial Group, Inc.	165,197	3,260,726
MonotaRO Co. Ltd.	18,299	219,399
MS&AD Insurance Group Holdings, Inc.	88,395	1,555,876
Murata Manufacturing Co. Ltd.	117,204	2,194,575
NEC Corp.	16,513	1,201,550
Nexon Co. Ltd.	23,806	394,722
Nidec Corp.	28,181	1,158,664
Nintendo Co. Ltd.	70,673	3,855,782
Nippon Building Fund, Inc. (REIT)	100	399,656
Nippon Express Holdings, Inc.	4,769	242,860
Nippon Paint Holdings Co. Ltd.	62,548	448,100
Nippon Prologis REIT, Inc. (REIT)	162	288,514
Nippon Sanso Holdings Corp.(x)	11,590	361,910
Nippon Steel Corp.(x)	58,021	1,390,925
Nippon Telegraph & Telephone Corp.	2,047,320	2,434,388
Nippon Yusen KK(x)	31,224	855,989
Nissan Chemical Corp.	8,645	326,372
Nissan Motor Co. Ltd.	163,726	645,905
Nissin Foods Holdings Co. Ltd.(x)	13,348	367,692
Nitori Holdings Co. Ltd.	5,508	830,312
Nitto Denko Corp.(x)	9,569	870,742
Nomura Holdings, Inc.	201,587	1,283,989
Nomura Real Estate Holdings, Inc.	7,240	203,885
Nomura Real Estate Master Fund, Inc. (REIT)	265	261,884
Nomura Research Institute Ltd.	26,096	733,853
NTT Data Group Corp.	42,037	664,933
Obayashi Corp.	43,737	518,181
Obic Co. Ltd.	4,631	697,954
Odakyu Electric Railway Co. Ltd.(x)	21,269	292,452
Olympus Corp.(x)	82,428	1,183,494
Omron Corp.(x)	11,837	421,622
Ono Pharmaceutical Co. Ltd.(x)	25,862	423,175
Oracle Corp.	2,448	183,463
Oriental Land Co. Ltd.(x)	74,758	2,388,720
ORIX Corp.	79,276	1,727,125
Osaka Gas Co. Ltd.	24,881	558,499
Otsuka Corp.	16,050	339,385
Otsuka Holdings Co. Ltd.	28,238	1,169,775
Pan Pacific International Holdings Corp.	25,694	679,776
Panasonic Holdings Corp.	150,860	1,433,559
Rakuten Group, Inc.*	105,946	599,087
Recruit Holdings Co. Ltd.	97,735	4,279,861
Renesas Electronics Corp.	100,130	1,775,326
Resona Holdings, Inc.	141,752	872,723
Ricoh Co. Ltd.(x)	36,599	324,333
Rohm Co. Ltd.(x)	21,544	343,768
SBI Holdings, Inc.	16,870	440,751
SCREEN Holdings Co. Ltd.(x)	5,600	720,994
SCSK Corp.	9,987	185,186
Secom Co. Ltd.	14,400	1,042,568
Seiko Epson Corp.(x)	20,056	349,105
Sekisui Chemical Co. Ltd.	25,293	368,919
Sekisui House Ltd.	40,984	929,707
Seven & i Holdings Co. Ltd.	154,443	2,244,514
SG Holdings Co. Ltd.	22,499	284,544
Sharp Corp.(x)*	17,111	95,005
Shimadzu Corp.(x)	15,976	443,567
Shimano, Inc.	5,338	797,103
Shimizu Corp.	35,713	229,900
Shin-Etsu Chemical Co. Ltd.	122,577	5,349,080
Shionogi & Co. Ltd.	16,641	850,078
Shiseido Co. Ltd.	27,492	750,046
Shizuoka Financial Group, Inc.(x)	31,479	298,612
SMC Corp.(x)	3,827	2,147,347
SoftBank Corp.(x)	197,029	2,526,313
SoftBank Group Corp.	69,777	4,130,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sompo Holdings, Inc.	62,172	$1,297,817
Sony Group Corp.	85,744	7,323,754
Square Enix Holdings Co. Ltd.	5,863	225,488
Subaru Corp.(x)	40,196	909,707
SUMCO Corp.	23,649	372,044
Sumitomo Corp.	70,212	1,683,641
Sumitomo Electric Industries Ltd.	47,558	733,571
Sumitomo Metal Mining Co. Ltd.	16,745	495,890
Sumitomo Mitsui Financial Group, Inc.	86,290	5,034,438
Sumitomo Mitsui Trust Holdings, Inc.(x)	45,164	972,019
Sumitomo Realty & Development Co. Ltd.	19,247	714,039
Suntory Beverage & Food Ltd.	9,180	310,002
Suzuki Motor Corp.	101,448	1,153,336
Sysmex Corp.	34,047	604,448
T&D Holdings, Inc.(x)	34,355	596,072
Taisei Corp.(x)	11,223	407,981
Takeda Pharmaceutical Co. Ltd.	108,409	3,009,929
TDK Corp.	26,294	1,283,956
Terumo Corp.(x)	91,824	1,673,856
TIS, Inc.	15,516	331,475
Tobu Railway Co. Ltd.	12,275	306,186
Toho Co. Ltd.	8,005	265,406
Tokio Marine Holdings, Inc.	122,092	3,810,838
Tokyo Electric Power Co. Holdings, Inc.*	103,700	628,996
Tokyo Electron Ltd.	32,091	8,322,715
Tokyo Gas Co. Ltd.(x)	25,678	582,835
Tokyu Corp.	35,457	430,623
TOPPAN Holdings, Inc.	16,290	406,335
Toray Industries, Inc.(x)	95,098	455,827
TOTO Ltd.	9,026	252,571
Toyota Industries Corp.	9,973	1,035,313
Toyota Motor Corp.	721,540	18,140,978
Toyota Tsusho Corp.	14,182	967,764
Trend Micro, Inc.	8,937	452,518
Unicharm Corp.	27,612	878,995
USS Co. Ltd.	29,702	245,162
West Japan Railway Co.	31,194	649,102
Yakult Honsha Co. Ltd.(x)	17,456	356,546
Yamaha Corp.(x)	9,921	213,323
Yamaha Motor Co. Ltd.	61,714	566,466
Yamato Holdings Co. Ltd.	17,416	250,345
Yaskawa Electric Corp.	16,515	698,653
Yokogawa Electric Corp.	15,948	365,883
Zensho Holdings Co. Ltd.(x)	6,642	276,202
ZOZO, Inc.(x)	9,482	234,701

		269,937,177

Jordan (0.0%)†
Hikma Pharmaceuticals plc	11,186	270,862

Luxembourg (0.1%)
ArcelorMittal SA	34,360	943,599
Eurofins Scientific SE	9,460	602,966

		1,546,565

Macau (0.1%)
Galaxy Entertainment Group Ltd.	150,282	754,588
Sands China Ltd.*	158,946	447,784

		1,202,372

Netherlands (5.3%)
ABN AMRO Bank NV (CVA)(m)	29,869	510,753
Adyen NV(m)*	1,488	2,517,156
Aegon Ltd.	98,784	602,138
Akzo Nobel NV	11,422	852,479
Argenx SE (Brussels Stock Exchange)*	3,947	1,558,935
Argenx SE (Vienna Stock Exchange)*	19	7,498
ASM International NV	3,250	1,984,194
ASML Holding NV	27,430	26,402,746
ASR Nederland NV	10,412	509,865
BE Semiconductor Industries NV	5,204	796,674
Euronext NV(m)	5,811	552,943
EXOR NV	6,509	723,641
Heineken Holding NV	8,685	700,862
Heineken NV	19,939	1,921,810
IMCD NV	3,998	704,568
ING Groep NV	226,128	3,719,387
JDE Peet’s NV	6,922	145,323
Koninklijke Ahold Delhaize NV	64,344	1,924,254
Koninklijke KPN NV	224,220	838,425
Koninklijke Philips NV*	52,682	1,057,490
NN Group NV	17,589	812,548
OCI NV	6,848	187,581
Randstad NV(x)	7,811	412,244
Shell plc	442,432	14,658,408
Universal Music Group NV	55,724	1,676,085
Wolters Kluwer NV	17,009	2,664,443

		68,442,450

New Zealand (0.2%)
Auckland International Airport Ltd.	91,548	456,706
Fisher & Paykel Healthcare Corp. Ltd.	39,361	603,191
Mercury NZ Ltd.	46,654	193,163
Meridian Energy Ltd.	84,220	297,375
Spark New Zealand Ltd.	127,334	362,501
Xero Ltd.*	9,981	867,129

		2,780,065

Norway (0.5%)
Aker BP ASA	22,012	548,003
DNB Bank ASA	64,023	1,269,654
Equinor ASA	61,631	1,640,527
Gjensidige Forsikring ASA	12,512	181,381
Kongsberg Gruppen ASA	6,074	419,845
Mowi ASA	31,532	579,613
Norsk Hydro ASA	93,860	517,793
Orkla ASA	47,464	334,744
Salmar ASA	4,752	313,618
Telenor ASA	43,793	487,021

		6,292,199

Portugal (0.1%)
EDP - Energias de Portugal SA	210,511	819,866
Galp Energia SGPS SA	31,168	514,976
Jeronimo Martins SGPS SA	19,622	389,090

		1,723,932

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	240,965	494,333
CapitaLand Integrated Commercial Trust (REIT)	348,004	510,311
CapitaLand Investment Ltd.	180,579	358,416
City Developments Ltd.	35,211	152,553
DBS Group Holdings Ltd.	124,378	3,318,896
Genting Singapore Ltd.	423,369	277,491
Grab Holdings Ltd., Class A*	128,444	403,314
Jardine Cycle & Carriage Ltd.	6,315	113,041
Keppel Ltd.	102,346	556,356
Mapletree Logistics Trust (REIT)	248,822	269,047
Mapletree Pan Asia Commercial Trust (REIT)	169,410	160,596
Oversea-Chinese Banking Corp. Ltd.	232,165	2,319,501
Sea Ltd. (ADR)*	25,146	1,350,592
Seatrium Ltd.*	2,984,305	174,605
Sembcorp Industries Ltd.	63,100	252,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Airlines Ltd.	95,109	$450,804
Singapore Exchange Ltd.	55,589	379,170
Singapore Technologies Engineering Ltd.	107,634	320,451
Singapore Telecommunications Ltd.	552,032	1,034,357
STMicroelectronics NV	46,497	2,002,518
United Overseas Bank Ltd.	85,674	1,859,733

		16,758,438

South Africa (0.2%)
Anglo American plc	86,619	2,133,828

South Korea (0.0%)†
Delivery Hero SE(m)*	11,952	341,895

Spain (2.3%)
Acciona SA	1,693	206,120
ACS Actividades de Construccion y Servicios SA	14,140	591,587
Aena SME SA(m)	5,192	1,021,974
Amadeus IT Group SA	30,472	1,954,073
Banco Bilbao Vizcaya Argentaria SA(x)	397,231	4,731,221
Banco Santander SA	1,108,854	5,409,012
CaixaBank SA(x)	255,236	1,237,199
Cellnex Telecom SA(m)	31,247	1,104,704
EDP Renovaveis SA	19,971	270,291
Enagas SA	17,801	264,351
Endesa SA	21,809	403,869
Grifols SA*	20,171	181,447
Iberdrola SA	417,044	5,171,922
Industria de Diseno Textil SA	73,852	3,718,443
Redeia Corp. SA	27,488	468,704
Repsol SA	82,573	1,375,455
Telefonica SA	330,475	1,457,863

		29,568,235

Sweden (2.7%)
Alfa Laval AB	19,119	751,614
Assa Abloy AB, Class B	68,326	1,960,287
Atlas Copco AB, Class A	184,039	3,108,581
Atlas Copco AB, Class B	107,292	1,585,223
Beijer Ref AB, Class B(x)	25,920	385,022
Boliden AB	18,689	518,993
Epiroc AB, Class A	45,984	863,918
Epiroc AB, Class B	27,136	459,619
EQT AB	24,519	775,610
Essity AB, Class B(x)	41,368	982,413
Evolution AB(m)	12,452	1,547,892
Fastighets AB Balder, Class B*	42,685	313,757
Getinge AB, Class B	14,653	294,867
H & M Hennes & Mauritz AB, Class B(x)	45,068	735,050
Hexagon AB, Class B	142,945	1,691,997
Holmen AB, Class B*	5,017	204,073
Husqvarna AB, Class B	23,970	205,214
Industrivarden AB, Class A	8,269	284,363
Industrivarden AB, Class C	10,267	353,072
Indutrade AB*	17,941	489,254
Investment AB Latour, Class B	9,501	249,863
Investor AB, Class B	118,322	2,969,657
L E Lundbergforetagen AB, Class B	4,957	268,319
Lifco AB, Class B	16,436	429,326
Nibe Industrier AB, Class B	106,302	521,976
Saab AB, Class B	5,319	473,065
Sagax AB, Class B	13,665	360,519
Sandvik AB	73,229	1,626,171
Securitas AB, Class B	32,606	336,143
Skandinaviska Enskilda Banken AB, Class A(x)	107,813	1,459,968
Skanska AB, Class B(x)	22,973	408,852
SKF AB, Class B(x)	23,670	483,174
Svenska Cellulosa AB SCA, Class B(x)	42,371	650,370
Svenska Handelsbanken AB, Class A(x)	98,539	996,529
Swedbank AB, Class A(x)	57,747	1,145,337
Swedish Orphan Biovitrum AB*	12,780	319,022
Tele2 AB, Class B	34,561	283,811
Telefonaktiebolaget LM Ericsson, Class B(x)	198,660	1,069,765
Telia Co. AB	168,431	431,620
Volvo AB, Class A	12,935	356,244
Volvo AB, Class B(x)	103,390	2,802,078
Volvo Car AB, Class B(x)*	49,644	188,206

		35,340,834

Switzerland (5.5%)
ABB Ltd. (Registered)	108,746	5,051,139
Adecco Group AG (Registered)	10,913	431,510
Alcon, Inc.	34,238	2,837,443
Avolta AG*	6,343	263,961
Bachem Holding AG(x)	2,518	241,232
Baloise Holding AG (Registered)	3,182	498,549
Banque Cantonale Vaudoise (Registered)	1,992	231,481
Barry Callebaut AG (Registered)	253	367,220
BKW AG	1,417	217,456
Chocoladefabriken Lindt & Spruengli AG	64	765,715
Chocoladefabriken Lindt & Spruengli AG (Registered)	7	844,486
Cie Financiere Richemont SA (Registered)	36,082	5,501,220
Clariant AG (Registered)	15,900	214,915
DSM-Firmenich AG	12,744	1,449,130
EMS-Chemie Holding AG (Registered)	479	367,542
Geberit AG (Registered)	2,255	1,332,722
Givaudan SA (Registered)	623	2,774,262
Helvetia Holding AG (Registered)	2,488	342,916
Julius Baer Group Ltd.	14,362	829,376
Kuehne + Nagel International AG (Registered)(x)	3,730	1,038,122
Logitech International SA (Registered)	11,415	1,022,205
Lonza Group AG (Registered)	5,069	3,036,285
Novartis AG (Registered)	139,462	13,510,889
Partners Group Holding AG	1,539	2,197,962
Sandoz Group AG*	27,800	838,763
Schindler Holding AG	2,709	682,169
Schindler Holding AG (Registered)	1,642	400,554
SGS SA (Registered)(x)*	10,053	975,370
SIG Group AG	20,646	457,859
Sika AG (Registered)	10,369	3,088,222
Sonova Holding AG (Registered)	3,515	1,017,649
Straumann Holding AG (Registered)	7,636	1,219,254
Swatch Group AG (The)	2,013	467,397
Swatch Group AG (The) (Registered)	3,363	152,516
Swiss Life Holding AG (Registered)	2,038	1,428,645
Swiss Prime Site AG (Registered)	5,099	480,867
Swisscom AG (Registered)*	1,783	1,090,144
Temenos AG (Registered)	4,627	330,819
UBS Group AG (Registered)	223,775	6,883,094
VAT Group AG(m)	1,830	948,228
Zurich Insurance Group AG	9,952	5,366,366

		71,195,654

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (9.7%)
3i Group plc	66,691	$2,364,449
abrdn plc	122,243	217,702
Admiral Group plc	18,105	648,289
Ashtead Group plc	29,933	2,130,788
Associated British Foods plc	23,898	753,468
AstraZeneca plc	105,472	14,214,712
Auto Trader Group plc(m)	62,944	556,272
Aviva plc	185,507	1,162,728
BAE Systems plc	205,675	3,503,204
Barclays plc	1,031,891	2,385,999
Barratt Developments plc	66,860	401,346
Berkeley Group Holdings plc	7,177	431,001
BP plc	1,163,619	7,280,156
British American Tobacco plc	136,954	4,158,927
BT Group plc	429,785	594,800
Bunzl plc	22,604	869,583
Burberry Group plc	23,516	360,027
Centrica plc	370,035	596,176
CK Hutchison Holdings Ltd.	184,263	889,898
Coca-Cola Europacific Partners plc	13,799	965,240
Compass Group plc	115,912	3,398,510
Croda International plc	9,269	573,479
DCC plc	6,642	482,872
Diageo plc	152,104	5,616,318
Entain plc	44,200	444,846
Flutter Entertainment plc*	12,028	2,397,102
Halma plc	26,390	788,737
Hargreaves Lansdown plc	23,614	219,361
HSBC Holdings plc	1,303,464	10,183,584
Imperial Brands plc	56,336	1,258,549
Informa plc	94,608	992,532
InterContinental Hotels Group plc	11,218	1,166,968
Intertek Group plc	10,867	683,732
J Sainsbury plc	109,168	372,574
JD Sports Fashion plc	172,824	293,385
Kingfisher plc	127,796	402,277
Land Securities Group plc (REIT)	48,174	400,204
Legal & General Group plc	413,171	1,326,655
Lloyds Banking Group plc	4,318,390	2,821,156
London Stock Exchange Group plc	28,187	3,376,184
M&G plc	150,690	419,376
Melrose Industries plc	89,950	764,060
National Grid plc	253,338	3,408,541
NatWest Group plc	395,491	1,325,294
Next plc	8,079	941,379
Ocado Group plc*	39,598	227,453
Pearson plc	41,469	545,384
Persimmon plc	22,482	373,424
Phoenix Group Holdings plc	51,206	357,143
Reckitt Benckiser Group plc	48,558	2,765,291
RELX plc (London Stock Exchange)	36,126	1,561,222
RELX plc (Turquoise Stock Exchange)	92,157	3,991,857
Rentokil Initial plc	170,388	1,014,415
Rolls-Royce Holdings plc*	572,691	3,084,281
Sage Group plc (The)	70,522	1,126,413
Schroders plc	54,501	259,057
Segro plc (REIT)	84,854	967,956
Severn Trent plc	18,345	571,907
Smith & Nephew plc	60,720	759,940
Smiths Group plc	24,164	500,634
Spirax-Sarco Engineering plc	4,971	630,552
SSE plc	74,650	1,554,622
St James’s Place plc	36,100	211,643
Standard Chartered plc	153,809	1,303,389
Taylor Wimpey plc	235,137	406,735
Tesco plc	482,981	1,808,057
Unilever plc	138,922	6,972,232
Unilever plc (London Stock Exchange)	31,204	1,565,716
United Utilities Group plc	47,597	618,167
Vodafone Group plc	1,571,637	1,397,674
Whitbread plc	12,827	536,523
Wise plc, Class A*	41,205	482,936
WPP plc	73,533	699,414

		124,836,477

United States (6.5%)
CRH plc	47,208	4,068,367
CSL Ltd.	32,870	6,167,170
CyberArk Software Ltd.*	2,813	747,217
Experian plc	62,762	2,736,088
Ferrovial SE	34,932	1,382,337
GSK plc	280,974	6,059,231
Haleon plc	452,775	1,903,566
Holcim AG	35,212	3,188,348
James Hardie Industries plc (CHDI)*	30,016	1,205,087
Monday.com Ltd.*	1,615	364,780
Nestle SA (Registered)	181,664	19,287,385
QIAGEN NV*	14,995	641,190
Roche Holding AG	47,802	12,175,106
Roche Holding AG CHF 1	2,248	605,715
Sanofi SA	77,449	7,600,241
Schneider Electric SE	37,026	8,374,574
Stellantis NV (Euronext Paris)	92,875	2,637,717
Stellantis NV (Italian Stock Exchange)	58,775	1,670,521
Swiss Re AG	20,548	2,641,837
Tenaris SA	33,059	653,217

		84,109,694

Total Common Stocks (89.3%) (Cost $750,612,185)		1,149,229,983

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	11,301,764	11,301,764

Total Investment Companies		16,301,764

Total Short-Term Investments (1.3%) (Cost $16,301,764)		16,301,764

Total Investments in Securities (90.6%) (Cost $766,913,949)		1,165,531,747
Other Assets Less Liabilities (9.4%)		120,455,606

Net Assets (100%)		$1,285,987,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $15,507,757 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $44,848,088. This was collateralized by $32,908,717 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/15/24 – 2/15/54 and by cash of $16,301,764 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Financials	$222,144,463	17.3%
Industrials	192,999,751	15.0
Health Care	146,024,785	11.3
Consumer Discretionary	143,498,968	11.2
Information Technology	107,915,893	8.4
Consumer Staples	98,339,298	7.6
Materials	82,977,626	6.4
Energy	46,915,623	3.6
Communication Services	46,206,944	3.6
Utilities	35,723,175	2.8
Real Estate	26,483,457	2.1
Investment Companies	16,301,764	1.3
Cash and Other	120,455,606	9.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	915	6/2024	EUR	49,801,604	1,379,525
FTSE 100 Index	309	6/2024	GBP	31,153,548	1,195,982
MSCI EAFE E-Mini Index	58	6/2024	USD	6,835,590	21,336
SPI 200 Index	97	6/2024	AUD	12,564,578	338,725
TOPIX Index	170	6/2024	JPY	30,876,932	728,563

					3,664,131

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	68,979	SEK	737,571	Deutsche Bank AG	4/3/2024	70
USD	49,193,911	EUR	44,921,413	Deutsche Bank AG	6/21/2024	571,123

Total unrealized appreciation						571,193

EUR	700,845	USD	756,282	Deutsche Bank AG	4/3/2024	(146)
AUD	17,164,248	USD	11,318,807	HSBC Bank plc	6/21/2024	(108,316)
GBP	19,703,911	USD	25,127,550	HSBC Bank plc	6/21/2024	(247,652)
JPY	3,622,765,622	USD	24,649,354	HSBC Bank plc	6/21/2024	(418,743)

Total unrealized depreciation						(774,857)

Net unrealized depreciation						(203,664)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$84,106,168	$—		$84,106,168
Austria	—	2,627,836	—		2,627,836
Belgium	—	9,099,085	—		9,099,085
Brazil	—	369,390	—		369,390
Burkina Faso	—	278,341	—		278,341
Chile	—	675,833	—		675,833
China	—	4,615,718	—		4,615,718
Denmark	—	41,872,210	—		41,872,210
Finland	—	11,093,944	—		11,093,944
France	—	119,605,835	—		119,605,835
Germany	—	99,207,270	—		99,207,270
Hong Kong	798,606	18,219,956	—		19,018,562
Ireland	1,171,721	3,925,290	—		5,097,011
Israel	2,868,134	4,558,167	—		7,426,301
Italy	—	27,655,802	—		27,655,802
Japan	—	269,937,177	—		269,937,177
Jordan	—	270,862	—		270,862
Luxembourg	—	1,546,565	—		1,546,565
Macau	—	1,202,372	—		1,202,372
Netherlands	—	68,442,450	—		68,442,450
New Zealand	—	2,780,065	—		2,780,065
Norway	—	6,292,199	—		6,292,199
Portugal	—	1,723,932	—		1,723,932
Singapore	1,753,906	15,004,532	—		16,758,438
South Africa	—	2,133,828	—		2,133,828
South Korea	—	341,895	—		341,895
Spain	—	29,568,235	—		29,568,235
Sweden	—	35,340,834	—		35,340,834
Switzerland	—	71,195,654	—		71,195,654
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	965,240	123,871,237	—		124,836,477
United States	1,111,997	82,997,697	—		84,109,694
Forward Currency Contracts	—	571,193	—		571,193
Futures	3,664,131	—	—		3,664,131
Short-Term Investments
Investment Companies	16,301,764	—	—		16,301,764

Total Assets	$28,635,499	$1,141,131,572	$—		$1,169,767,071

Liabilities:
Forward Currency Contracts	$—	$(774,857)	$—		$(774,857)

Total Liabilities	$—	$(774,857)	$—		$(774,857)

Total	$28,635,499	$1,140,356,715	$—		$1,168,992,214

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$515,001,970
Aggregate gross unrealized depreciation	(138,711,109)

Net unrealized appreciation	$376,290,861

Federal income tax cost of investments in securities and derivative instruments, if applicable	$792,701,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,304,212	$22,954,131
Verizon Communications, Inc.	766,857	32,177,320

		55,131,451

Entertainment (1.2%)
Electronic Arts, Inc.	44,983	5,967,894
Live Nation Entertainment, Inc.*	25,013	2,645,625
Netflix, Inc.*	78,802	47,858,819
Take-Two Interactive Software, Inc.*	29,222	4,339,175
Walt Disney Co. (The)	333,764	40,839,363
Warner Bros Discovery, Inc.*	404,995	3,535,606

		105,186,482

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A*	1,073,070	161,958,455
Alphabet, Inc., Class C*	898,402	136,790,689
Match Group, Inc.*	50,354	1,826,843
Meta Platforms, Inc., Class A	400,612	194,529,175

		495,105,162

Media (0.5%)
Charter Communications, Inc., Class A*	17,842	5,185,420
Comcast Corp., Class A	721,525	31,278,109
Fox Corp., Class A	47,556	1,487,076
Fox Corp., Class B	26,355	754,280
Interpublic Group of Cos., Inc. (The)	71,189	2,322,897
News Corp., Class A	67,000	1,754,060
News Corp., Class B	19,037	515,141
Omnicom Group, Inc.	36,750	3,555,930
Paramount Global, Class B(x)	84,371	993,047

		47,845,960

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	95,093	15,521,080

Total Communication Services		718,790,135

Consumer Discretionary (9.3%)
Automobile Components (0.1%)
Aptiv plc*	50,759	4,042,955
BorgWarner, Inc.	39,168	1,360,696

		5,403,651

Automobiles (1.2%)
Ford Motor Co.	712,189	9,457,870
General Motors Co.	210,213	9,533,159
Tesla, Inc.*	504,476	88,681,836

		107,672,865

Broadline Retail (3.4%)
Amazon.com, Inc.*	1,664,487	300,240,165
eBay, Inc.	93,934	4,957,837
Etsy, Inc.*	20,685	1,421,473

		306,619,475

Distributors (0.1%)
Genuine Parts Co.	25,007	3,874,335
LKQ Corp.	49,325	2,634,448
Pool Corp.	7,013	2,829,745

		9,338,528

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	79,185	13,062,358
Booking Holdings, Inc.	6,364	23,087,828
Caesars Entertainment, Inc.*	38,009	1,662,514
Carnival Corp.*	187,000	3,055,580
Chipotle Mexican Grill, Inc.*	5,006	14,551,291
Darden Restaurants, Inc.	21,494	3,592,722
Domino’s Pizza, Inc.	6,201	3,081,153
Expedia Group, Inc.*	23,779	3,275,557
Hilton Worldwide Holdings, Inc.	46,569	9,933,633
Las Vegas Sands Corp.	66,550	3,440,635
Marriott International, Inc., Class A	44,861	11,318,879
McDonald’s Corp.	132,307	37,303,959
MGM Resorts International*	49,355	2,330,049
Norwegian Cruise Line Holdings Ltd.*	73,734	1,543,253
Royal Caribbean Cruises Ltd.*	43,862	6,097,257
Starbucks Corp.	205,586	18,788,504
Wynn Resorts Ltd.	18,426	1,883,690
Yum! Brands, Inc.	50,453	6,995,308

		165,004,170

Household Durables (0.3%)
DR Horton, Inc.	54,212	8,920,585
Garmin Ltd.	27,827	4,142,606
Lennar Corp., Class A	45,028	7,743,915
Mohawk Industries, Inc.*	9,324	1,220,418
NVR, Inc.*	584	4,730,377
PulteGroup, Inc.	38,657	4,662,807

		31,420,708

Leisure Products (0.0%)†
Hasbro, Inc.	22,159	1,252,427

Specialty Retail (1.9%)
AutoZone, Inc.*	3,125	9,848,906
Bath & Body Works, Inc.	43,085	2,155,112
Best Buy Co., Inc.	36,161	2,966,287
CarMax, Inc.(x)*	28,211	2,457,460
Home Depot, Inc. (The)	181,230	69,519,828
Lowe’s Cos., Inc.	104,296	26,567,320
O’Reilly Automotive, Inc.*	10,768	12,155,780
Ross Stores, Inc.	61,448	9,018,108
TJX Cos., Inc. (The)	206,257	20,918,585
Tractor Supply Co.	19,730	5,163,736
Ulta Beauty, Inc.*	8,940	4,674,547

		165,445,669

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	4,674	4,399,449
Lululemon Athletica, Inc.*	20,871	8,153,256
NIKE, Inc., Class B	220,947	20,764,599
Ralph Lauren Corp.	6,793	1,275,454
Tapestry, Inc.	40,387	1,917,575
VF Corp.	64,246	985,534

		37,495,867

Total Consumer Discretionary		829,653,360

Consumer Staples (5.4%)
Beverages (1.3%)
Brown-Forman Corp., Class B	33,605	1,734,690
Coca-Cola Co. (The)	709,758	43,422,994
Constellation Brands, Inc., Class A	29,747	8,084,045
Keurig Dr Pepper, Inc.	187,331	5,745,442
Molson Coors Beverage Co., Class B	32,317	2,173,318
Monster Beverage Corp.*	132,884	7,877,363
PepsiCo, Inc.	250,785	43,889,883

		112,927,735

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	80,759	59,166,466
Dollar General Corp.	39,739	6,201,668
Dollar Tree, Inc.*	37,691	5,018,557
Kroger Co. (The)	119,870	6,848,173
Sysco Corp.	90,939	7,382,428
Target Corp.	84,183	14,918,070
Walgreens Boots Alliance, Inc.	133,524	2,896,136
Walmart, Inc.	780,626	46,970,266

		149,401,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.7%)
Archer-Daniels-Midland Co.	98,041	$6,157,955
Bunge Global SA	26,415	2,708,066
Campbell Soup Co.	37,033	1,646,117
Conagra Brands, Inc.	86,246	2,556,332
General Mills, Inc.	104,522	7,313,404
Hershey Co. (The)	27,587	5,365,672
Hormel Foods Corp.	55,024	1,919,787
J M Smucker Co. (The)	19,985	2,515,512
Kellanova	45,560	2,610,132
Kraft Heinz Co. (The)	147,269	5,434,226
Lamb Weston Holdings, Inc.	26,591	2,832,739
McCormick & Co., Inc. (Non-Voting)	44,629	3,427,954
Mondelez International, Inc., Class A	244,549	17,118,430
Tyson Foods, Inc., Class A	53,074	3,117,036

		64,723,362

Household Products (1.1%)
Church & Dwight Co., Inc.	43,912	4,580,461
Clorox Co. (The)	22,762	3,485,090
Colgate-Palmolive Co.	150,189	13,524,519
Kimberly-Clark Corp.	60,888	7,875,863
Procter & Gamble Co. (The)	428,298	69,491,350

		98,957,283

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	43,120	6,646,948
Kenvue, Inc.	318,418	6,833,250

		13,480,198

Tobacco (0.4%)
Altria Group, Inc.	322,613	14,072,379
Philip Morris International, Inc.	283,169	25,943,944

		40,016,323

Total Consumer Staples		479,506,665

Energy (3.6%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	184,847	6,192,375
Halliburton Co.	165,182	6,511,474
Schlumberger NV	260,436	14,274,497

		26,978,346

Oil, Gas & Consumable Fuels (3.3%)
APA Corp.	58,815	2,022,060
Chevron Corp.	315,830	49,819,024
ConocoPhillips	214,329	27,279,795
Coterra Energy, Inc.	136,204	3,797,368
Devon Energy Corp.	118,259	5,934,237
Diamondback Energy, Inc.	33,058	6,551,104
EOG Resources, Inc.	106,228	13,580,188
EQT Corp.	72,634	2,692,542
Exxon Mobil Corp.	723,089	84,051,865
Hess Corp.	49,617	7,573,539
Kinder Morgan, Inc.	346,766	6,359,688
Marathon Oil Corp.	105,606	2,992,874
Marathon Petroleum Corp.	67,010	13,502,515
Occidental Petroleum Corp.	118,324	7,689,877
ONEOK, Inc.	104,883	8,408,470
Phillips 66	78,300	12,789,522
Pioneer Natural Resources Co.	42,301	11,104,012
Targa Resources Corp.	40,837	4,573,336
Valero Energy Corp.	61,715	10,534,133
Williams Cos., Inc. (The)	219,395	8,549,823

		289,805,972

Total Energy		316,784,318

Financials (11.9%)
Banks (3.0%)
Bank of America Corp.	1,255,861	47,622,249
Citigroup, Inc.	345,020	21,819,065
Citizens Financial Group, Inc.	87,183	3,163,871
Comerica, Inc.	25,835	1,420,667
Fifth Third Bancorp	125,722	4,678,116
Huntington Bancshares, Inc.	263,511	3,675,978
JPMorgan Chase & Co.	526,094	105,376,628
KeyCorp	175,687	2,777,611
M&T Bank Corp.	29,893	4,347,638
PNC Financial Services Group, Inc. (The)‡	72,341	11,690,306
Regions Financial Corp.	170,722	3,591,991
Truist Financial Corp.	241,461	9,412,150
US Bancorp	283,437	12,669,634
Wells Fargo & Co.	655,325	37,982,637

		270,228,541

Capital Markets (2.5%)
Ameriprise Financial, Inc.	18,211	7,984,431
Bank of New York Mellon Corp. (The)	138,864	8,001,344
BlackRock, Inc.‡	25,508	21,266,020
Blackstone, Inc.	129,608	17,026,603
Cboe Global Markets, Inc.	18,946	3,480,948
Charles Schwab Corp. (The)	271,460	19,637,416
CME Group, Inc.	65,665	14,137,018
FactSet Research Systems, Inc.	6,951	3,158,465
Franklin Resources, Inc.	55,520	1,560,667
Goldman Sachs Group, Inc. (The)	59,485	24,846,290
Intercontinental Exchange, Inc.	104,403	14,348,104
Invesco Ltd.	85,384	1,416,520
MarketAxess Holdings, Inc.	7,206	1,579,915
Moody’s Corp.	28,596	11,239,086
Morgan Stanley	227,529	21,424,131
MSCI, Inc.	14,628	8,198,263
Nasdaq, Inc.	67,389	4,252,246
Northern Trust Corp.	37,910	3,370,957
Raymond James Financial, Inc.	34,206	4,392,734
S&P Global, Inc.	58,489	24,884,145
State Street Corp.	55,512	4,292,188
T. Rowe Price Group, Inc.	40,654	4,956,536

		225,454,027

Consumer Finance (0.5%)
American Express Co.	103,947	23,667,692
Capital One Financial Corp.	69,157	10,296,786
Discover Financial Services	44,910	5,887,252
Synchrony Financial	75,068	3,236,932

		43,088,662

Financial Services (3.9%)
Berkshire Hathaway, Inc., Class B*	331,235	139,290,942
Corpay, Inc.*	13,403	4,135,362
Fidelity National Information Services, Inc.	106,758	7,919,308
Fiserv, Inc.*	109,478	17,496,774
Global Payments, Inc.	47,989	6,414,210
Jack Henry & Associates, Inc.	13,635	2,368,808
Mastercard, Inc., Class A	150,232	72,347,224
PayPal Holdings, Inc.*	196,294	13,149,735
Visa, Inc., Class A	287,995	80,373,645

		343,496,008

Insurance (2.0%)
Aflac, Inc.	96,038	8,245,823
Allstate Corp. (The)	47,228	8,170,916
American International Group, Inc.	127,383	9,957,529
Aon plc, Class A	36,430	12,157,420
Arch Capital Group Ltd.*	68,069	6,292,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	39,214	$9,805,069
Assurant, Inc.	9,341	1,758,350
Brown & Brown, Inc.	42,919	3,757,129
Chubb Ltd.	73,499	19,045,796
Cincinnati Financial Corp.	28,285	3,512,149
Everest Group Ltd.	8,020	3,187,950
Globe Life, Inc.	16,438	1,912,890
Hartford Financial Services Group, Inc. (The)	53,268	5,489,267
Loews Corp.	33,446	2,618,487
Marsh & McLennan Cos., Inc.	89,940	18,525,841
MetLife, Inc.	112,314	8,323,591
Principal Financial Group, Inc.	40,141	3,464,570
Progressive Corp. (The)	106,715	22,070,796
Prudential Financial, Inc.	65,849	7,730,673
Travelers Cos., Inc. (The)	41,445	9,538,152
W R Berkley Corp.	35,544	3,143,511
Willis Towers Watson plc	18,956	5,212,900

		173,921,107

Total Financials		1,056,188,345

Health Care (11.2%)
Biotechnology (1.7%)
AbbVie, Inc.	320,740	58,406,754
Amgen, Inc.	97,620	27,755,319
Biogen, Inc.*	26,754	5,768,965
Gilead Sciences, Inc.	227,287	16,648,773
Incyte Corp.*	34,864	1,986,202
Moderna, Inc.*	59,504	6,340,746
Regeneron Pharmaceuticals, Inc.*	19,237	18,515,420
Vertex Pharmaceuticals, Inc.*	47,003	19,647,724

		155,069,903

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	316,541	35,978,050
Align Technology, Inc.*	13,159	4,315,099
Baxter International, Inc.	93,401	3,991,959
Becton Dickinson & Co.	52,904	13,091,095
Boston Scientific Corp.*	267,084	18,292,583
Cooper Cos., Inc. (The)	36,012	3,653,778
Dentsply Sirona, Inc.	36,594	1,214,555
Dexcom, Inc.*	69,712	9,669,054
Edwards Lifesciences Corp.*	110,152	10,526,125
GE HealthCare Technologies, Inc.	74,041	6,731,067
Hologic, Inc.*	43,263	3,372,783
IDEXX Laboratories, Inc.*	15,036	8,118,387
Insulet Corp.*	12,156	2,083,538
Intuitive Surgical, Inc.*	64,220	25,629,560
Medtronic plc	242,698	21,151,131
ResMed, Inc.	26,951	5,337,107
STERIS plc	17,955	4,036,643
Stryker Corp.	61,673	22,070,917
Teleflex, Inc.	8,506	1,923,802
Zimmer Biomet Holdings, Inc.	37,598	4,962,184

		206,149,417

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	45,162	5,053,628
Cencora, Inc.	30,409	7,389,083
Centene Corp.*	96,495	7,572,928
Cigna Group (The)	53,376	19,385,629
CVS Health Corp.	229,154	18,277,323
DaVita, Inc.*	9,643	1,331,216
Elevance Health, Inc.	42,858	22,223,587
HCA Healthcare, Inc.	36,028	12,016,419
Henry Schein, Inc.*	22,944	1,732,731
Humana, Inc.	22,263	7,719,027
Laboratory Corp. of America Holdings	15,501	3,386,349
McKesson Corp.	23,812	12,783,472
Molina Healthcare, Inc.*	10,331	4,244,285
Quest Diagnostics, Inc.	21,138	2,813,679
UnitedHealth Group, Inc.	168,233	83,224,865
Universal Health Services, Inc., Class B	11,487	2,095,918

		211,250,139

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	52,680	7,665,467
Bio-Rad Laboratories, Inc., Class A*	3,586	1,240,290
Bio-Techne Corp.	28,134	1,980,352
Charles River Laboratories International, Inc.*	9,126	2,472,690
Danaher Corp.	119,959	29,956,161
Illumina, Inc.*	28,508	3,914,719
IQVIA Holdings, Inc.*	33,403	8,447,285
Mettler-Toledo International, Inc.*	3,995	5,318,503
Revvity, Inc.	23,489	2,466,345
Thermo Fisher Scientific, Inc.	70,477	40,961,937
Waters Corp.*	10,657	3,668,459
West Pharmaceutical Services, Inc.	13,741	5,437,451

		113,529,659

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	371,154	20,127,681
Catalent, Inc.*	33,631	1,898,470
Eli Lilly and Co.	145,134	112,908,447
Johnson & Johnson	439,104	69,461,862
Merck & Co., Inc.	460,312	60,738,168
Pfizer, Inc.	1,029,944	28,580,946
Viatris, Inc.	222,532	2,657,032
Zoetis, Inc.	83,746	14,170,661

		310,543,267

Total Health Care		996,542,385

Industrials (8.0%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	12,918	4,041,784
Boeing Co. (The)*	103,731	20,019,046
General Dynamics Corp.	41,197	11,637,740
Howmet Aerospace, Inc.	69,590	4,762,044
Huntington Ingalls Industries, Inc.	7,620	2,221,001
L3Harris Technologies, Inc.	35,067	7,472,778
Lockheed Martin Corp.	39,161	17,813,164
Northrop Grumman Corp.	25,808	12,353,257
RTX Corp.	241,605	23,563,736
Textron, Inc.	34,955	3,353,233
TransDigm Group, Inc.	10,071	12,403,444

		119,641,227

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	22,025	1,676,983
Expeditors International of Washington, Inc.	26,881	3,267,923
FedEx Corp.	41,963	12,158,360
United Parcel Service, Inc., Class B	131,927	19,608,310

		36,711,576

Building Products (0.5%)
A.O. Smith Corp.	23,584	2,109,825
Allegion plc	15,800	2,128,418
Builders FirstSource, Inc.*	22,422	4,676,108
Carrier Global Corp.	151,870	8,828,203
Johnson Controls International plc	122,582	8,007,056
Masco Corp.	41,127	3,244,098
Trane Technologies plc	41,582	12,482,916

		41,476,624

Commercial Services & Supplies (0.5%)
Cintas Corp.	15,712	10,794,615
Copart, Inc.*	158,169	9,161,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Services, Inc.	36,780	$7,041,163
Rollins, Inc.	48,792	2,257,606
Veralto Corp.	39,877	3,535,495
Waste Management, Inc.	66,857	14,250,570

		47,040,597

Construction & Engineering (0.1%)
Quanta Services, Inc.	26,052	6,768,310

Electrical Equipment (0.6%)
AMETEK, Inc.	42,099	7,699,907
Eaton Corp. plc	72,835	22,774,048
Emerson Electric Co.	103,632	11,753,941
Generac Holdings, Inc.*	10,635	1,341,499
Hubbell, Inc., Class B	9,831	4,080,357
Rockwell Automation, Inc.	20,951	6,103,655

		53,753,407

Ground Transportation (1.0%)
CSX Corp.	360,460	13,362,252
JB Hunt Transport Services, Inc.	14,262	2,841,704
Norfolk Southern Corp.	41,049	10,462,159
Old Dominion Freight Line, Inc.	32,642	7,158,717
Uber Technologies, Inc.*	375,367	28,899,505
Union Pacific Corp.	111,195	27,346,186

		90,070,523

Industrial Conglomerates (0.8%)
3M Co.	100,091	10,616,653
General Electric Co.	198,529	34,847,795
Honeywell International, Inc.	120,252	24,681,723

		70,146,171

Machinery (1.7%)
Caterpillar, Inc.	92,353	33,840,910
Cummins, Inc.	25,505	7,515,048
Deere & Co.	47,415	19,475,237
Dover Corp.	25,228	4,470,149
Fortive Corp.	62,411	5,368,594
IDEX Corp.	13,782	3,363,084
Illinois Tool Works, Inc.	49,944	13,401,474
Ingersoll Rand, Inc.	74,549	7,078,428
Nordson Corp.	9,836	2,700,375
Otis Worldwide Corp.	74,652	7,410,704
PACCAR, Inc.	94,997	11,769,178
Parker-Hannifin Corp.	23,417	13,014,934
Pentair plc	29,861	2,551,324
Snap-on, Inc.	9,894	2,930,801
Stanley Black & Decker, Inc.	28,524	2,793,355
Westinghouse Air Brake Technologies Corp.	33,093	4,820,988
Xylem, Inc.	43,552	5,628,661

		148,133,244

Passenger Airlines (0.2%)
American Airlines Group, Inc.*	125,809	1,931,168
Delta Air Lines, Inc.	114,596	5,485,711
Southwest Airlines Co.	108,792	3,175,639
United Airlines Holdings, Inc.*	62,281	2,982,014

		13,574,532

Professional Services (0.6%)
Automatic Data Processing, Inc.	75,025	18,736,743
Broadridge Financial Solutions, Inc.	21,890	4,484,385
Dayforce, Inc.(x)*	26,672	1,765,953
Equifax, Inc.	22,926	6,133,164
Jacobs Solutions, Inc.	22,251	3,420,646
Leidos Holdings, Inc.	25,464	3,338,076
Paychex, Inc.	57,510	7,062,228
Paycom Software, Inc.	8,486	1,688,799
Robert Half, Inc.	20,409	1,618,026
Verisk Analytics, Inc.	26,421	6,228,222

		54,476,242

Trading Companies & Distributors (0.3%)
Fastenal Co.	105,625	8,147,913
United Rentals, Inc.	12,267	8,845,856
WW Grainger, Inc.	7,978	8,116,019

		25,109,788

Total Industrials		706,902,241

Information Technology (26.7%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	45,933	13,319,651
Cisco Systems, Inc.	738,847	36,875,854
F5, Inc.*	10,973	2,080,371
Juniper Networks, Inc.	58,012	2,149,925
Motorola Solutions, Inc.	30,092	10,682,058

		65,107,859

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	108,922	12,564,153
CDW Corp.	24,718	6,322,370
Corning, Inc.	142,229	4,687,868
Jabil, Inc.	22,945	3,073,483
Keysight Technologies, Inc.*	31,731	4,962,094
TE Connectivity Ltd.	55,976	8,129,954
Teledyne Technologies, Inc.*	8,655	3,715,764
Trimble, Inc.*	43,900	2,825,404
Zebra Technologies Corp., Class A*	9,219	2,778,975

		49,060,065

IT Services (1.1%)
Accenture plc, Class A	113,852	39,462,242
Akamai Technologies, Inc.*	26,713	2,905,306
Cognizant Technology Solutions Corp., Class A	92,335	6,767,232
EPAM Systems, Inc.*	10,329	2,852,456
Gartner, Inc.*	14,480	6,902,181
International Business Machines Corp.	166,559	31,806,107
VeriSign, Inc.*	16,180	3,066,272

		93,761,796

Semiconductors & Semiconductor Equipment (9.3%)
Advanced Micro Devices, Inc.*	294,709	53,192,027
Analog Devices, Inc.	90,896	17,978,320
Applied Materials, Inc.	151,295	31,201,568
Broadcom, Inc.	80,066	106,120,277
Enphase Energy, Inc.*	24,920	3,014,822
First Solar, Inc.*	19,413	3,276,914
Intel Corp.	769,027	33,967,923
KLA Corp.	24,795	17,321,043
Lam Research Corp.	23,787	23,110,736
Microchip Technology, Inc.	97,857	8,778,751
Micron Technology, Inc.	200,289	23,612,070
Monolithic Power Systems, Inc.	8,915	6,039,199
NVIDIA Corp.	449,768	406,392,374
NXP Semiconductors NV	46,763	11,586,469
ON Semiconductor Corp.*	78,843	5,798,903
Qorvo, Inc.*	16,614	1,907,786
QUALCOMM, Inc.	203,019	34,371,117
Skyworks Solutions, Inc.	28,613	3,099,360
Teradyne, Inc.	27,141	3,062,319
Texas Instruments, Inc.	165,663	28,860,151

		822,692,129

Software (9.7%)
Adobe, Inc.*	82,306	41,531,608
ANSYS, Inc.*	16,044	5,569,835
Autodesk, Inc.*	38,764	10,094,921
Cadence Design Systems, Inc.*	49,626	15,447,581
Fair Isaac Corp.*	4,480	5,598,253
Fortinet, Inc.*	117,645	8,036,330
Gen Digital, Inc.	101,684	2,277,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	51,121	$33,228,650
Microsoft Corp.	1,353,025	569,244,678
Oracle Corp.	289,815	36,403,662
Palo Alto Networks, Inc.*	57,615	16,370,150
PTC, Inc.*	21,834	4,125,316
Roper Technologies, Inc.	19,367	10,861,788
Salesforce, Inc.	176,265	53,087,493
ServiceNow, Inc.*	37,393	28,508,423
Synopsys, Inc.*	27,741	15,853,981
Tyler Technologies, Inc.*	7,877	3,347,804

		859,588,195

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	2,643,137	453,245,133
Hewlett Packard Enterprise Co.	237,334	4,207,932
HP, Inc.	159,789	4,828,823
NetApp, Inc.	37,057	3,889,873
Seagate Technology Holdings plc	35,512	3,304,392
Super Micro Computer, Inc.*	8,861	8,949,876
Western Digital Corp.*	59,453	4,057,073

		482,483,102

Total Information Technology		2,372,693,146

Materials (2.1%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	40,327	9,770,022
Albemarle Corp.	21,937	2,889,980
Celanese Corp.	18,305	3,145,897
CF Industries Holdings, Inc.	33,928	2,823,149
Corteva, Inc.	126,013	7,267,170
Dow, Inc.	126,307	7,316,965
DuPont de Nemours, Inc.	78,906	6,049,723
Eastman Chemical Co.	22,549	2,259,861
Ecolab, Inc.	46,051	10,633,176
FMC Corp.	21,761	1,386,176
International Flavors & Fragrances, Inc.	46,972	4,039,122
Linde plc	88,447	41,067,711
LyondellBasell Industries NV, Class A	45,707	4,674,912
Mosaic Co. (The)	57,559	1,868,365
PPG Industries, Inc.	43,874	6,357,343
Sherwin-Williams Co. (The)	42,955	14,919,560

		126,469,132

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	11,407	7,003,214
Vulcan Materials Co.	23,837	6,505,594

		13,508,808

Containers & Packaging (0.2%)
Amcor plc	263,878	2,509,480
Avery Dennison Corp.	14,527	3,243,153
Ball Corp.	56,055	3,775,865
International Paper Co.	60,356	2,355,091
Packaging Corp. of America	15,852	3,008,392
Westrock Co.	47,714	2,359,457

		17,251,438

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	260,019	12,226,093
Newmont Corp.	207,185	7,425,510
Nucor Corp.	44,534	8,813,279
Steel Dynamics, Inc.	28,366	4,204,692

		32,669,574

Total Materials		189,898,952

Real Estate (2.0%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	131,688	2,469,150
Ventas, Inc. (REIT)	70,894	3,086,724
Welltower, Inc. (REIT)	100,345	9,376,237

		14,932,111

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	133,342	2,757,513

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	168,539	21,947,149

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	28,781	3,710,159
Boston Properties, Inc. (REIT)	26,932	1,758,929

		5,469,088

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	53,922	5,243,375
CoStar Group, Inc.*	73,280	7,078,848

		12,322,223

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	25,495	4,730,852
Camden Property Trust (REIT)	19,240	1,893,216
Equity Residential (REIT)	61,421	3,876,279
Essex Property Trust, Inc. (REIT)	12,018	2,942,127
Invitation Homes, Inc. (REIT)	105,213	3,746,635
Mid-America Apartment Communities, Inc. (REIT)	20,569	2,706,469
UDR, Inc. (REIT)	56,553	2,115,648

		22,011,226

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	14,392	1,469,711
Kimco Realty Corp. (REIT)	117,490	2,303,979
Realty Income Corp. (REIT)	150,276	8,129,931
Regency Centers Corp. (REIT)	31,082	1,882,326
Simon Property Group, Inc. (REIT)	59,143	9,255,288

		23,041,235

Specialized REITs (0.9%)
American Tower Corp. (REIT)	85,032	16,801,473
Crown Castle, Inc. (REIT)	78,544	8,312,311
Digital Realty Trust, Inc. (REIT)	54,469	7,845,715
Equinix, Inc. (REIT)	17,125	14,133,776
Extra Space Storage, Inc. (REIT)	39,295	5,776,365
Iron Mountain, Inc. (REIT)	53,443	4,286,663
Public Storage (REIT)	28,610	8,298,617
SBA Communications Corp. (REIT)	19,631	4,254,038
VICI Properties, Inc. (REIT), Class A	185,260	5,518,895
Weyerhaeuser Co. (REIT)	130,975	4,703,312

		79,931,165

Total Real Estate		182,411,710

Utilities (2.0%)
Electric Utilities (1.3%)
Alliant Energy Corp.	45,460	2,291,184
American Electric Power Co., Inc.	95,756	8,244,592
Constellation Energy Corp.	57,928	10,707,991
Duke Energy Corp.	140,548	13,592,397
Edison International	68,773	4,864,314
Entergy Corp.	37,637	3,977,478
Evergy, Inc.	43,245	2,308,418
Eversource Energy	64,133	3,833,229
Exelon Corp.	183,433	6,891,578
FirstEnergy Corp.	93,804	3,622,710
NextEra Energy, Inc.	374,246	23,918,062
NRG Energy, Inc.	38,880	2,631,787
PG&E Corp.	396,064	6,638,033
Pinnacle West Capital Corp.	22,056	1,648,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	132,622	$3,651,084
Southern Co. (The)	198,936	14,271,669
Xcel Energy, Inc.	102,674	5,518,727

		118,611,498

Gas Utilities (0.0%)†
Atmos Energy Corp.	26,507	3,150,887

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	127,682	2,289,338

Multi-Utilities (0.6%)
Ameren Corp.	48,027	3,552,077
CenterPoint Energy, Inc.	112,092	3,193,501
CMS Energy Corp.	51,598	3,113,424
Consolidated Edison, Inc.	62,520	5,677,441
Dominion Energy, Inc.	155,068	7,627,795
DTE Energy Co.	36,936	4,142,003
NiSource, Inc.	71,223	1,970,028
Public Service Enterprise Group, Inc.	92,719	6,191,775
Sempra	113,813	8,175,188
WEC Energy Group, Inc.	56,867	4,669,918

		48,313,150

Water Utilities (0.1%)
American Water Works Co., Inc.	34,528	4,219,667

Total Utilities		176,584,540

Total Common Stocks (90.3%) (Cost $2,446,224,407)		8,025,955,797

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	44,778	44,778
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	343,028,005	343,165,216

Total Investment Companies		343,209,994

Total Short-Term Investments (3.8%) (Cost $343,231,928)		343,209,994

Total Investments in Securities (94.1%) (Cost $2,789,456,335)		8,369,165,791
Other Assets Less Liabilities (5.9%)		520,379,566

Net Assets (100%)		$8,889,545,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $1,201,176. This was collateralized by $1,181,742 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.470%, maturing 4/2/24 – 11/15/53 and by cash of $44,778 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	72,341	11,971,453	—	(731,697)	378,452	72,098	11,690,306	119,831	—
Capital Markets
BlackRock, Inc.	25,508	21,859,339	—	(1,129,224)	700,044	(164,139)	21,266,020	130,091	—

Total		33,830,792	—	(1,860,921)	1,078,496	(92,041)	32,956,326	249,922	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3,259	6/2024	USD	865,020,075	16,411,695

					16,411,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$718,790,135	$—	$—	$718,790,135
Consumer Discretionary	829,653,360	—	—	829,653,360
Consumer Staples	479,506,665	—	—	479,506,665
Energy	316,784,318	—	—	316,784,318
Financials	1,056,188,345	—	—	1,056,188,345
Health Care	996,542,385	—	—	996,542,385
Industrials	706,902,241	—	—	706,902,241
Information Technology	2,372,693,146	—	—	2,372,693,146
Materials	189,898,952	—	—	189,898,952
Real Estate	182,411,710	—	—	182,411,710
Utilities	176,584,540	—	—	176,584,540
Future	16,411,695	—	—	16,411,695
Short-Term Investments
Investment Companies	343,209,994	—	—	343,209,994

Total Assets	$8,385,577,486	$—	$—	$8,385,577,486

Total Liabilities	$—	$—	$—	$—

Total	$8,385,577,486	$—	$—	$8,385,577,486

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,752,448,367
Aggregate gross unrealized depreciation	(185,265,988)

Net unrealized appreciation	$5,567,182,379

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,818,395,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	67,874	$1,662,913
Iridium Communications, Inc.	37,605	983,747

		2,646,660

Entertainment (0.2%)
TKO Group Holdings, Inc., Class A	18,444	1,593,746

Interactive Media & Services (0.2%)
Ziff Davis, Inc.*	13,616	858,352
ZoomInfo Technologies, Inc., Class A*	89,758	1,438,821

		2,297,173

Media (0.6%)
Cable One, Inc.	1,368	578,842
New York Times Co. (The), Class A	49,888	2,156,159
Nexstar Media Group, Inc., Class A	10,142	1,747,365
TEGNA, Inc.	58,944	880,624

		5,362,990

Total Communication Services		11,900,569

Consumer Discretionary (14.1%)
Automobile Components (1.3%)
Adient plc*	28,462	936,969
Autoliv, Inc.	22,551	2,715,817
Fox Factory Holding Corp.*	12,845	668,839
Gentex Corp.	69,811	2,521,573
Goodyear Tire & Rubber Co. (The)*	87,427	1,200,373
Lear Corp.	17,908	2,594,511
Visteon Corp.*	8,259	971,341

		11,609,423

Automobiles (0.4%)
Harley-Davidson, Inc.	39,271	1,717,714
Thor Industries, Inc.	16,404	1,924,845

		3,642,559

Broadline Retail (0.4%)
Macy’s, Inc.	84,200	1,683,158
Nordstrom, Inc.(x)	30,802	624,356
Ollie’s Bargain Outlet Holdings, Inc.*	18,489	1,471,170

		3,778,684

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	1,071	822,185
Grand Canyon Education, Inc.*	8,571	1,167,456
H&R Block, Inc.	43,580	2,140,214
Service Corp. International	45,505	3,376,926

		7,506,781

Hotels, Restaurants & Leisure (3.3%)
Aramark	81,153	2,639,096
Boyd Gaming Corp.	21,731	1,462,931
Choice Hotels International, Inc.(x)	7,567	956,090
Churchill Downs, Inc.	20,807	2,574,866
Hilton Grand Vacations, Inc.*	22,149	1,045,654
Hyatt Hotels Corp., Class A	13,488	2,152,955
Light & Wonder, Inc.*	27,599	2,817,582
Marriott Vacations Worldwide Corp.	10,167	1,095,291
Penn Entertainment, Inc.*	44,956	818,649
Planet Fitness, Inc., Class A*	26,185	1,639,966
Texas Roadhouse, Inc., Class A	20,302	3,136,050
Travel + Leisure Co.	22,748	1,113,742
Vail Resorts, Inc.	11,670	2,600,426
Wendy’s Co. (The)	53,246	1,003,155
Wingstop, Inc.	8,972	3,287,341
Wyndham Hotels & Resorts, Inc.	25,389	1,948,606

		30,292,400

Household Durables (2.0%)
Helen of Troy Ltd.*	7,139	822,698
KB Home	22,541	1,597,706
Leggett & Platt, Inc.	40,986	784,882
Taylor Morrison Home Corp., Class A*	32,821	2,040,482
Tempur Sealy International, Inc.	53,104	3,017,369
Toll Brothers, Inc.	31,928	4,130,525
TopBuild Corp.*	9,679	4,265,826
Whirlpool Corp.	17,103	2,046,032

		18,705,520

Leisure Products (0.7%)
Brunswick Corp.	21,143	2,040,722
Mattel, Inc.*	107,642	2,132,388
Polaris, Inc.	16,301	1,632,056
YETI Holdings, Inc.*	26,574	1,024,428

		6,829,594

Specialty Retail (3.9%)
AutoNation, Inc.*	7,955	1,317,189
Burlington Stores, Inc.*	19,582	4,546,745
Dick’s Sporting Goods, Inc.	17,784	3,998,910
Five Below, Inc.*	16,762	3,040,292
Floor & Decor Holdings, Inc., Class A*	32,579	4,222,890
GameStop Corp., Class A(x)*	80,974	1,013,794
Gap, Inc. (The)	65,690	1,809,759
Lithia Motors, Inc., Class A	8,477	2,550,390
Murphy USA, Inc.	5,815	2,437,648
Penske Automotive Group, Inc.	6,075	984,089
RH*	4,668	1,625,678
Valvoline, Inc.*	39,474	1,759,356
Williams-Sonoma, Inc.	19,552	6,208,347

		35,515,087

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	35,604	1,612,861
Carter’s, Inc.	10,607	898,201
Columbia Sportswear Co.	9,622	781,114
Crocs, Inc.*	18,504	2,660,875
PVH Corp.	18,330	2,577,382
Skechers USA, Inc., Class A*	40,719	2,494,446
Under Armour, Inc., Class A*	63,285	467,043
Under Armour, Inc., Class C*	51,070	364,640

		11,856,562

Total Consumer Discretionary		129,736,610

Consumer Staples (4.3%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	2,889	879,469
Celsius Holdings, Inc.*	45,265	3,753,374
Coca-Cola Consolidated, Inc.	1,446	1,223,909

		5,856,752

Consumer Staples Distribution & Retail (1.8%)
BJ’s Wholesale Club Holdings, Inc.*	40,396	3,055,957
Casey’s General Stores, Inc.	11,289	3,594,982
Grocery Outlet Holding Corp.*	27,536	792,486
Performance Food Group Co.*	47,939	3,578,167
Sprouts Farmers Market, Inc.*	30,440	1,962,771
US Foods Holding Corp.*	69,548	3,753,506

		16,737,869

Food Products (1.0%)
Darling Ingredients, Inc.*	49,293	2,292,618
Flowers Foods, Inc.	59,175	1,405,406
Ingredion, Inc.	20,325	2,374,976
Lancaster Colony Corp.	6,073	1,260,937
Pilgrim’s Pride Corp.*	12,876	441,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	15,633	$1,661,475

		9,437,317

Personal Care Products (0.8%)
BellRing Brands, Inc.*	40,052	2,364,269
Coty, Inc., Class A*	115,602	1,382,600
e.l.f. Beauty, Inc.*	16,893	3,311,535

		7,058,404

Total Consumer Staples		39,090,342

Energy (4.9%)
Energy Equipment & Services (0.9%)
ChampionX Corp.	58,824	2,111,193
NOV, Inc.	121,469	2,371,075
Valaris Ltd.*	18,579	1,398,256
Weatherford International plc*	22,026	2,542,241

		8,422,765

Oil, Gas & Consumable Fuels (4.0%)
Antero Midstream Corp.	103,030	1,448,602
Antero Resources Corp.*	85,818	2,488,722
Chesapeake Energy Corp.(x)	34,047	3,024,395
Chord Energy Corp.	12,638	2,252,597
Civitas Resources, Inc.	26,669	2,024,444
CNX Resources Corp.*	44,125	1,046,645
DT Midstream, Inc.	28,800	1,759,680
Equitrans Midstream Corp.	133,020	1,661,420
HF Sinclair Corp.	49,109	2,964,710
Matador Resources Co.	33,973	2,268,377
Murphy Oil Corp.	45,046	2,058,602
Ovintiv, Inc.	78,017	4,049,082
PBF Energy, Inc., Class A	33,609	1,934,870
Permian Resources Corp.	140,326	2,478,157
Range Resources Corp.	73,285	2,523,203
Southwestern Energy Co.*	337,152	2,555,612

		36,539,118

Total Energy		44,961,883

Financials (14.5%)
Banks (4.9%)
Associated Banc-Corp.	43,378	933,061
Bank OZK	33,079	1,503,771
Cadence Bank	56,201	1,629,829
Columbia Banking System, Inc.	64,628	1,250,552
Commerce Bancshares, Inc.	36,101	1,920,573
Cullen/Frost Bankers, Inc.	19,873	2,237,104
East West Bancorp, Inc.	43,801	3,465,097
First Financial Bankshares, Inc.	38,170	1,252,358
First Horizon Corp.	171,695	2,644,103
FNB Corp.	112,387	1,584,657
Glacier Bancorp, Inc.	34,103	1,373,669
Hancock Whitney Corp.	26,466	1,218,495
Home BancShares, Inc.	56,494	1,388,057
International Bancshares Corp.	15,890	892,065
New York Community Bancorp, Inc.(x)	217,501	700,353
Old National Bancorp	92,388	1,608,475
Pinnacle Financial Partners, Inc.	23,693	2,034,755
Prosperity Bancshares, Inc.	29,051	1,910,975
SouthState Corp.	23,482	1,996,674
Synovus Financial Corp.	45,786	1,834,187
Texas Capital Bancshares, Inc.*	13,892	855,052
UMB Financial Corp.	13,546	1,178,366
United Bankshares, Inc.	41,087	1,470,504
Valley National Bancorp	133,128	1,059,699
Webster Financial Corp.	54,345	2,759,096
Wintrust Financial Corp.	19,400	2,025,166
Zions Bancorp NA	45,205	1,961,897

		44,688,590

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	11,349	1,900,617
Carlyle Group, Inc. (The)	68,990	3,236,321
Evercore, Inc., Class A	11,899	2,291,628
Federated Hermes, Inc., Class B	26,486	956,674
Houlihan Lokey, Inc., Class A	16,835	2,158,079
Interactive Brokers Group, Inc., Class A	33,250	3,714,357
Janus Henderson Group plc	43,831	1,441,602
Jefferies Financial Group, Inc.	59,089	2,605,825
Morningstar, Inc.	7,872	2,427,489
SEI Investments Co.	32,326	2,324,239
Stifel Financial Corp.	34,800	2,720,316

		25,777,147

Consumer Finance (0.7%)
Ally Financial, Inc.	83,533	3,390,605
FirstCash Holdings, Inc.	11,972	1,526,909
SLM Corp.	69,570	1,515,930

		6,433,444

Financial Services (1.3%)
Essent Group Ltd.	32,550	1,937,051
Euronet Worldwide, Inc.*	13,583	1,493,179
MGIC Investment Corp.	83,319	1,863,013
Voya Financial, Inc.	35,232	2,604,349
Western Union Co. (The)	98,426	1,375,995
WEX, Inc.*	13,079	3,106,655

		12,380,242

Insurance (4.2%)
American Financial Group, Inc.	20,426	2,787,741
Brighthouse Financial, Inc.*	21,041	1,084,453
CNO Financial Group, Inc.	34,202	939,871
Erie Indemnity Co., Class A	7,613	3,057,152
Fidelity National Financial, Inc.	56,820	3,017,142
First American Financial Corp.	31,722	1,936,628
Hanover Insurance Group, Inc. (The)	11,110	1,512,849
Kemper Corp.	18,345	1,135,922
Kinsale Capital Group, Inc.	6,709	3,520,481
Old Republic International Corp.	82,039	2,520,238
Primerica, Inc.	11,240	2,843,270
Reinsurance Group of America, Inc.	20,985	4,047,587
RenaissanceRe Holdings Ltd.	16,207	3,809,131
RLI Corp.	12,026	1,785,500
Selective Insurance Group, Inc.	18,616	2,032,309
Unum Group	47,413	2,544,182

		38,574,456

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	162,085	3,191,454
Starwood Property Trust, Inc. (REIT)(x)	91,436	1,858,894

		5,050,348

Total Financials		132,904,227

Health Care (7.2%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc.*	37,784	1,080,622
Cytokinetics, Inc.*	29,980	2,101,898
Exelixis, Inc.*	92,278	2,189,757
Halozyme Therapeutics, Inc.*	40,595	1,651,405
Neurocrine Biosciences, Inc.*	30,589	4,218,835
Roivant Sciences Ltd.*	103,217	1,087,907
United Therapeutics Corp.*	14,398	3,307,509

		15,637,933

Health Care Equipment & Supplies (2.0%)
Enovis Corp.*	15,131	944,931
Envista Holdings Corp.*	53,234	1,138,143
Globus Medical, Inc., Class A*	35,341	1,895,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	15,482	$1,321,389
Integra LifeSciences Holdings Corp.*	21,054	746,364
Lantheus Holdings, Inc.*	21,031	1,308,969
LivaNova plc*	16,341	914,116
Masimo Corp.*	13,668	2,007,146
Neogen Corp.*	58,784	927,611
Penumbra, Inc.*	11,800	2,633,524
QuidelOrtho Corp.*	14,931	715,792
Shockwave Medical, Inc.*	11,279	3,672,781

		18,226,457

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	28,042	2,221,487
Amedisys, Inc.*	9,474	873,124
Chemed Corp.	4,532	2,909,227
Encompass Health Corp.	30,348	2,506,138
HealthEquity, Inc.*	26,310	2,147,685
Option Care Health, Inc.*	53,980	1,810,489
Progyny, Inc.*	23,942	913,387
R1 RCM, Inc.*	59,628	768,009
Tenet Healthcare Corp.*	31,365	3,296,775

		17,446,321

Health Care Technology (0.1%)
Doximity, Inc., Class A*	37,138	999,384

Life Sciences Tools & Services (1.1%)
Azenta, Inc.*	17,145	1,033,501
Bruker Corp.	28,294	2,657,938
Medpace Holdings, Inc.*	7,121	2,877,952
Repligen Corp.*	15,878	2,920,282
Sotera Health Co.*	37,432	449,558

		9,939,231

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	19,298	2,323,865
Perrigo Co. plc	41,469	1,334,887

		3,658,752

Total Health Care		65,908,078

Industrials (20.0%)
Aerospace & Defense (1.1%)
BWX Technologies, Inc.	27,792	2,852,015
Curtiss-Wright Corp.	11,494	2,941,774
Hexcel Corp.	25,169	1,833,562
Woodward, Inc.	18,371	2,831,339

		10,458,690

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	36,780	1,977,293

Building Products (3.3%)
Advanced Drainage Systems, Inc.	20,861	3,593,099
Carlisle Cos., Inc.	14,844	5,816,621
Fortune Brands Innovations, Inc.	38,826	3,287,397
Lennox International, Inc.	9,842	4,810,376
Owens Corning	27,363	4,564,148
Simpson Manufacturing Co., Inc.	12,958	2,658,723
Trex Co., Inc.*	32,905	3,282,274
UFP Industries, Inc.	18,961	2,332,393

		30,345,031

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	14,126	1,304,960
Clean Harbors, Inc.*	15,614	3,143,254
MSA Safety, Inc.	11,165	2,161,432
Stericycle, Inc.*	28,006	1,477,317
Tetra Tech, Inc.	16,374	3,024,442

		11,111,405

Construction & Engineering (2.1%)
AECOM	42,196	4,138,584
Comfort Systems USA, Inc.	10,862	3,450,966
EMCOR Group, Inc.	14,355	5,027,121
Fluor Corp.*	52,686	2,227,564
MasTec, Inc.*	18,581	1,732,678
MDU Resources Group, Inc.	62,664	1,579,133
Valmont Industries, Inc.	6,412	1,463,731

		19,619,777

Electrical Equipment (1.4%)
Acuity Brands, Inc.	9,298	2,498,651
EnerSys	12,395	1,170,832
nVent Electric plc	50,790	3,829,566
Regal Rexnord Corp.	20,280	3,652,428
Sensata Technologies Holding plc	46,317	1,701,687

		12,853,164

Ground Transportation (1.9%)
Avis Budget Group, Inc.	5,620	688,225
Hertz Global Holdings, Inc.(x)*	43,203	338,279
Knight-Swift Transportation Holdings, Inc., Class A	49,684	2,733,614
Landstar System, Inc.	10,733	2,068,893
Ryder System, Inc.	14,077	1,691,915
Saia, Inc.*	8,109	4,743,765
Werner Enterprises, Inc.	16,661	651,778
XPO, Inc.*	35,495	4,331,455

		17,247,924

Machinery (4.5%)
AGCO Corp.	19,275	2,371,210
Chart Industries, Inc.*	12,832	2,113,687
Crane Co.	14,860	2,008,032
Donaldson Co., Inc.	36,040	2,691,467
Esab Corp.	16,976	1,877,036
Flowserve Corp.	39,729	1,814,821
Graco, Inc.	50,972	4,763,843
ITT, Inc.	25,027	3,404,423
Lincoln Electric Holdings, Inc.	17,449	4,457,173
Middleby Corp. (The)*	16,503	2,653,517
Oshkosh Corp.	20,196	2,518,643
RBC Bearings, Inc.*	8,824	2,385,568
Terex Corp.	20,319	1,308,544
Timken Co. (The)	20,057	1,753,583
Toro Co. (The)	31,876	2,920,798
Watts Water Technologies, Inc., Class A	8,101	1,721,868

		40,764,213

Marine Transportation (0.2%)
Kirby Corp.*	17,882	1,704,512

Professional Services (2.5%)
ASGN, Inc.*	14,803	1,550,762
CACI International, Inc., Class A*	6,919	2,621,125
Concentrix Corp.	14,561	964,229
ExlService Holdings, Inc.*	49,918	1,587,392
Exponent, Inc.	15,133	1,251,348
FTI Consulting, Inc.*	10,568	2,222,345
Genpact Ltd.	50,320	1,658,044
Insperity, Inc.	10,963	1,201,655
KBR, Inc.	41,432	2,637,561
ManpowerGroup, Inc.	15,257	1,184,554
Maximus, Inc.	18,727	1,571,195
Paylocity Holding Corp.*	13,306	2,286,769
Science Applications International Corp.	16,342	2,130,833

		22,867,812

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	11,811	2,333,263
Core & Main, Inc., Class A*	52,487	3,004,881
GATX Corp.	10,795	1,446,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	13,930	$1,351,767
Watsco, Inc.	9,603	4,148,208
WESCO International, Inc.	13,627	2,334,032

		14,619,005

Total Industrials		183,568,826

Information Technology (8.4%)
Communications Equipment (0.4%)
Ciena Corp.*	44,359	2,193,552
Lumentum Holdings, Inc.*	20,879	988,621

		3,182,173

Electronic Equipment, Instruments & Components (2.2%)
Arrow Electronics, Inc.*	16,741	2,167,290
Avnet, Inc.	28,820	1,428,895
Belden, Inc.	12,603	1,167,164
Cognex Corp.	51,711	2,193,580
Coherent Corp.*	40,337	2,445,229
Crane NXT Co.	14,592	903,245
IPG Photonics Corp.*	8,884	805,690
Littelfuse, Inc.	7,534	1,825,865
Novanta, Inc.*	10,719	1,873,360
TD SYNNEX Corp.	18,068	2,043,491
Vishay Intertechnology, Inc.	38,035	862,634
Vontier Corp.	47,050	2,134,188

		19,850,631

IT Services (0.7%)
GoDaddy, Inc., Class A*	43,499	5,162,461
Kyndryl Holdings, Inc.*	71,517	1,556,210

		6,718,671

Semiconductors & Semiconductor Equipment (2.4%)
Allegro MicroSystems, Inc.*	21,810	587,998
Amkor Technology, Inc.	31,759	1,023,910
Cirrus Logic, Inc.*	16,331	1,511,597
Lattice Semiconductor Corp.*	41,987	3,284,643
MACOM Technology Solutions Holdings, Inc.*	16,566	1,584,372
MKS Instruments, Inc.	19,334	2,571,422
Onto Innovation, Inc.*	14,959	2,708,776
Power Integrations, Inc.	16,554	1,184,439
Rambus, Inc.*	32,623	2,016,428
Silicon Laboratories, Inc.*	9,595	1,378,993
Synaptics, Inc.*	11,927	1,163,598
Universal Display Corp.	13,222	2,227,246
Wolfspeed, Inc.*	38,839	1,145,750

		22,389,172

Software (2.2%)
Appfolio, Inc., Class A*	6,248	1,541,632
Aspen Technology, Inc.*	8,618	1,838,047
Blackbaud, Inc.*	12,805	949,363
CommVault Systems, Inc.*	13,288	1,347,802
Dolby Laboratories, Inc., Class A	18,307	1,533,577
Dropbox, Inc., Class A*	79,115	1,922,494
Dynatrace, Inc.*	73,935	3,433,541
Manhattan Associates, Inc.*	18,833	4,712,582
Qualys, Inc.*	11,239	1,875,452
Teradata Corp.*	30,250	1,169,768

		20,324,258

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	90,566	4,708,526

Total Information Technology		77,173,431

Materials (6.5%)
Chemicals (2.2%)
Arcadium Lithium plc(x)*	314,378	1,354,969
Ashland, Inc.	15,156	1,475,740
Avient Corp.	27,862	1,209,211
Axalta Coating Systems Ltd.*	67,330	2,315,478
Cabot Corp.	16,884	1,556,705
Chemours Co. (The)	45,734	1,200,975
NewMarket Corp.	2,098	1,331,433
Olin Corp.	37,445	2,201,766
RPM International, Inc.	39,448	4,692,339
Scotts Miracle-Gro Co. (The)(x)	12,744	950,575
Westlake Corp.	10,306	1,574,757

		19,863,948

Construction Materials (0.5%)
Eagle Materials, Inc.	10,576	2,874,028
Knife River Corp.*	17,088	1,385,495

		4,259,523

Containers & Packaging (1.5%)
AptarGroup, Inc.	19,888	2,861,684
Berry Global Group, Inc.	36,024	2,178,732
Crown Holdings, Inc.	36,902	2,924,853
Graphic Packaging Holding Co.	94,551	2,758,998
Greif, Inc., Class A	7,934	547,843
Silgan Holdings, Inc.	25,233	1,225,314
Sonoco Products Co.	30,748	1,778,464

		14,275,888

Metals & Mining (2.1%)
Alcoa Corp.	54,888	1,854,666
Cleveland-Cliffs, Inc.*	153,107	3,481,653
Commercial Metals Co.	35,885	2,108,962
MP Materials Corp.(x)*	44,114	630,830
Reliance, Inc.	17,607	5,883,907
Royal Gold, Inc.	20,099	2,448,259
United States Steel Corp.	68,565	2,796,081

		19,204,358

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	19,368	1,625,169

Total Materials		59,228,886

Real Estate (6.5%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	67,643	3,817,771

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	117,197	1,658,338
Omega Healthcare Investors, Inc. (REIT)	75,238	2,382,787
Sabra Health Care REIT, Inc. (REIT)	69,230	1,022,527

		5,063,652

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	65,069	1,138,057

Industrial REITs (1.1%)
EastGroup Properties, Inc. (REIT)	14,328	2,575,745
First Industrial Realty Trust, Inc. (REIT)	39,823	2,092,300
Rexford Industrial Realty, Inc. (REIT)	64,364	3,237,509
STAG Industrial, Inc. (REIT)	55,299	2,125,694

		10,031,248

Office REITs (0.5%)
COPT Defense Properties (REIT)	30,900	746,853
Cousins Properties, Inc. (REIT)	45,465	1,092,979
Kilroy Realty Corp. (REIT)	32,856	1,196,944
Vornado Realty Trust (REIT)	49,037	1,410,794

		4,447,570

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	14,688	2,865,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (1.1%)
American Homes 4 Rent (REIT), Class A	97,430	$3,583,475
Apartment Income REIT Corp. (REIT), Class A	44,765	1,453,520
Equity LifeStyle Properties, Inc. (REIT)	57,410	3,697,204
Independence Realty Trust, Inc. (REIT)	65,292	1,053,160

		9,787,359

Retail REITs (0.8%)
Agree Realty Corp. (REIT)	30,409	1,736,962
Brixmor Property Group, Inc. (REIT)	93,558	2,193,935
Kite Realty Group Trust (REIT)	67,164	1,456,116
NNN REIT, Inc. (REIT)	55,781	2,384,080

		7,771,093

Specialized REITs (1.6%)
CubeSmart (REIT)	68,814	3,111,769
EPR Properties (REIT)	23,518	998,339
Gaming and Leisure Properties, Inc. (REIT)	83,247	3,835,189
Lamar Advertising Co. (REIT), Class A	27,023	3,226,816
National Storage Affiliates Trust (REIT)	23,706	928,327
PotlatchDeltic Corp. (REIT)	23,582	1,108,826
Rayonier, Inc. (REIT)	41,045	1,364,336

		14,573,602

Total Real Estate		59,495,834

Utilities (3.0%)
Electric Utilities (0.7%)
ALLETE, Inc.	16,627	991,634
IDACORP, Inc.	15,250	1,416,572
OGE Energy Corp.	63,602	2,181,549
PNM Resources, Inc.	25,642	965,165
Portland General Electric Co.	32,216	1,353,072

		6,907,992

Gas Utilities (0.9%)
National Fuel Gas Co.	28,041	1,506,363
New Jersey Resources Corp.	29,417	1,262,283
ONE Gas, Inc.	17,012	1,097,784
Southwest Gas Holdings, Inc.	18,476	1,406,578
Spire, Inc.	16,677	1,023,467
UGI Corp.	65,988	1,619,346

		7,915,821

Independent Power and Renewable Electricity Producers (0.9%)
Ormat Technologies, Inc.	15,851	1,049,178
Vistra Corp.	103,161	7,185,163

		8,234,341

Multi-Utilities (0.2%)
Black Hills Corp.	21,744	1,187,222
Northwestern Energy Group, Inc.	17,135	872,686

		2,059,908

Water Utilities (0.3%)
Essential Utilities, Inc.	77,911	2,886,603

Total Utilities		28,004,665

Total Common Stocks (90.7%) (Cost $551,924,793)		831,973,351

SHORT-TERM INVESTMENTS:
Investment Companies (5.6%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,699,213	5,699,213
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	45,681,518	45,699,790

Total Investment Companies		51,399,003

Total Short-Term Investments (5.6%) (Cost $51,399,699)		51,399,003

Total Investments in Securities (96.3%) (Cost $603,324,492)		883,372,354
Other Assets Less Liabilities (3.7%)		34,402,564

Net Assets (100%)		$917,774,918

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $9,931,750. This was collateralized by $4,541,054 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 4/2/24 – 11/15/53 and by cash of $5,699,213 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	277	6/2024	USD	85,243,980	2,368,558

					2,368,558

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,900,569	$—	$—	$11,900,569
Consumer Discretionary	129,736,610	—	—	129,736,610
Consumer Staples	39,090,342	—	—	39,090,342
Energy	44,961,883	—	—	44,961,883
Financials	132,904,227	—	—	132,904,227
Health Care	65,908,078	—	—	65,908,078
Industrials	183,568,826	—	—	183,568,826
Information Technology	77,173,431	—	—	77,173,431
Materials	59,228,886	—	—	59,228,886
Real Estate	59,495,834	—	—	59,495,834
Utilities	28,004,665	—	—	28,004,665
Future	2,368,558	—	—	2,368,558
Short-Term Investments
Investment Companies	51,399,003	—	—	51,399,003

Total Assets	$885,740,912	$—	$—	$885,740,912

Total Liabilities	$—	$—	$—	$—

Total	$885,740,912	$—	$—	$885,740,912

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,203,700
Aggregate gross unrealized depreciation	(41,251,738)

Net unrealized appreciation	$277,951,962

Federal income tax cost of investments in securities and derivative instruments, if applicable	$607,788,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	14,810	$497,764
AST SpaceMobile, Inc., Class A(x)*	93,456	271,022
ATN International, Inc.	12,388	390,284
Bandwidth, Inc., Class A(x)*	26,693	487,414
Cogent Communications Holdings, Inc.	48,896	3,194,376
Consolidated Communications Holdings, Inc.*	82,691	357,225
Globalstar, Inc.(x)*	794,518	1,167,941
IDT Corp., Class B	17,329	655,210
Liberty Latin America Ltd., Class A*	38,210	266,324
Liberty Latin America Ltd., Class C*	156,692	1,095,277
Lumen Technologies, Inc.*	1,125,632	1,755,986
Ooma, Inc.*	28,867	246,236
Shenandoah Telecommunications Co.	55,354	961,499

		11,346,558

Entertainment (0.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	11,798	494,336
Atlanta Braves Holdings, Inc., Class C*	50,861	1,986,631
Cinemark Holdings, Inc.*	122,766	2,206,105
Eventbrite, Inc., Class A*	87,179	477,741
IMAX Corp.*	50,860	822,406
Lions Gate Entertainment Corp., Class A(x)*	65,069	647,437
Lions Gate Entertainment Corp., Class B*	137,123	1,276,615
Loop Media, Inc.(x)*	40,668	14,901
Madison Square Garden Entertainment Corp., Class A*	44,378	1,740,061
Marcus Corp. (The)	26,010	370,903
Playstudios, Inc.*	101,675	282,657
Reservoir Media, Inc.(x)*	22,437	177,925
Sphere Entertainment Co.*	29,717	1,458,510
Vivid Seats, Inc., Class A*	83,369	499,380

		12,455,608

Interactive Media & Services (0.5%)
Bumble, Inc., Class A*	113,020	1,282,777
Cargurus, Inc., Class A*	107,111	2,472,122
Cars.com, Inc.*	74,302	1,276,508
DHI Group, Inc.*	51,179	130,507
EverQuote, Inc., Class A*	24,642	457,356
fuboTV, Inc.(x)*	325,959	515,015
Grindr, Inc.(x)*	46,161	467,611
MediaAlpha, Inc., Class A*	25,609	521,655
Nextdoor Holdings, Inc.*	162,980	366,705
Outbrain, Inc.*	49,597	195,908
QuinStreet, Inc.*	60,127	1,061,843
Shutterstock, Inc.(x)	27,548	1,261,974
System1, Inc.(x)*	29,966	58,733
TrueCar, Inc.*	98,602	334,261
Vimeo, Inc.*	175,203	716,580
Yelp, Inc., Class A*	74,360	2,929,784
Ziff Davis, Inc.*	51,131	3,223,298
ZipRecruiter, Inc., Class A*	76,926	883,880

		18,156,517

Media (0.6%)
Advantage Solutions, Inc.*	98,318	425,717
AMC Networks, Inc., Class A*	35,197	426,940
Boston Omaha Corp., Class A*	26,303	406,644
Cardlytics, Inc.(x)*	39,684	575,021
Clear Channel Outdoor Holdings, Inc.*	431,621	712,175
Daily Journal Corp.*	1,491	539,161
EchoStar Corp., Class A(x)*	135,909	1,936,703
Emerald Holding, Inc.*	14,553	99,106
Entravision Communications Corp., Class A(x)	73,253	120,135
EW Scripps Co. (The), Class A*	69,908	274,738
Gambling.com Group Ltd.*	12,324	112,518
Gannett Co., Inc.*	161,355	393,706
Gray Television, Inc.	97,300	614,936
iHeartMedia, Inc., Class A*	114,071	238,408
Integral Ad Science Holding Corp.*	75,255	750,292
John Wiley & Sons, Inc., Class A	40,201	1,532,864
Magnite, Inc.*	151,119	1,624,529
PubMatic, Inc., Class A*	46,541	1,103,953
Scholastic Corp.	28,725	1,083,220
Sinclair, Inc.(x)	37,783	508,937
Stagwell, Inc., Class A*	90,805	564,807
TechTarget, Inc.*	28,966	958,195
TEGNA, Inc.	220,574	3,295,376
Thryv Holdings, Inc.*	34,610	769,380
Townsquare Media, Inc., Class A	10,757	118,112
Urban One, Inc.*	15,556	31,734
Urban One, Inc., Class A*	10,622	28,680
WideOpenWest, Inc.*	60,645	219,535

		19,465,522

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	74,757	656,367
Spok Holdings, Inc.	18,678	297,914
Telephone and Data Systems, Inc.	110,517	1,770,482
Tingo Group, Inc.(x)*	134,064	3,432

		2,728,195

Total Communication Services		64,152,400

Consumer Discretionary (9.9%)
Automobile Components (1.2%)
Adient plc*	102,097	3,361,033
American Axle & Manufacturing Holdings, Inc.*	130,082	957,403
Atmus Filtration Technologies, Inc.*	94,523	3,048,367
Cooper-Standard Holdings, Inc.*	19,453	322,142
Dana, Inc.	145,628	1,849,476
Dorman Products, Inc.*	29,416	2,835,408
Fox Factory Holding Corp.*	47,652	2,481,240
Gentherm, Inc.*	36,608	2,107,889
Goodyear Tire & Rubber Co. (The)*	314,495	4,318,016
Holley, Inc.*	62,750	279,865
LCI Industries	27,607	3,397,317
Luminar Technologies, Inc., Class A(x)*	313,459	617,514
Modine Manufacturing Co.*	57,477	5,471,236
Patrick Industries, Inc.	23,601	2,819,611
Solid Power, Inc.(x)*	178,324	361,998
Standard Motor Products, Inc.	23,418	785,674
Stoneridge, Inc.*	30,453	561,553
Visteon Corp.*	30,816	3,624,270
XPEL, Inc.(m)*	25,254	1,364,221

		40,564,233

Automobiles (0.1%)
Livewire Group, Inc.(x)*	22,374	161,764
Winnebago Industries, Inc.	31,709	2,346,466
Workhorse Group, Inc.(x)*	204,384	47,949

		2,556,179

Broadline Retail (0.1%)
Big Lots, Inc.(x)*	32,420	140,379
ContextLogic, Inc., Class A(x)*	25,648	145,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Dillard’s, Inc., Class A(x)	3,802	$1,793,175
Qurate Retail, Inc., Class B*	3,005	13,613
Savers Value Village, Inc.*	29,826	575,045

		2,668,149

Distributors (0.0%)†
Weyco Group, Inc.	6,830	217,740

Diversified Consumer Services (1.0%)
2U, Inc.(x)*	95,810	37,337
Adtalem Global Education, Inc.*	43,686	2,245,460
Carriage Services, Inc., Class A	14,623	395,406
Chegg, Inc.*	129,730	982,056
Coursera, Inc.*	148,345	2,079,797
Duolingo, Inc., Class A*	33,051	7,290,390
European Wax Center, Inc., Class A(x)*	38,404	498,484
Frontdoor, Inc.*	90,583	2,951,194
Graham Holdings Co., Class B	3,885	2,982,437
Laureate Education, Inc.	146,333	2,132,072
Lincoln Educational Services Corp.*	27,537	284,457
Nerdy, Inc.(x)*	73,047	212,567
OneSpaWorld Holdings Ltd.*	92,681	1,226,170
Perdoceo Education Corp.	72,777	1,277,964
Strategic Education, Inc.	25,276	2,631,737
Stride, Inc.*	47,373	2,986,868
Udemy, Inc.*	100,081	1,098,889
Universal Technical Institute, Inc.*	37,344	595,263
WW International, Inc.*	62,736	116,062

		32,024,610

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc., Class A*	59,516	701,694
Bally’s Corp.(x)*	33,942	473,151
Biglari Holdings, Inc., Class B*	909	172,419
BJ’s Restaurants, Inc.*	25,092	907,829
Bloomin’ Brands, Inc.	97,893	2,807,571
Bowlero Corp., Class A(x)	19,618	268,767
Brinker International, Inc.*	48,992	2,433,923
Carrols Restaurant Group, Inc.	38,746	368,474
Century Casinos, Inc.*	30,238	95,552
Cheesecake Factory, Inc. (The)	53,346	1,928,458
Chuy’s Holdings, Inc.*	19,310	651,326
Cracker Barrel Old Country Store, Inc.(x)	24,643	1,792,285
Dave & Buster’s Entertainment, Inc.*	37,802	2,366,405
Denny’s Corp.*	58,437	523,595
Dine Brands Global, Inc.	17,625	819,210
El Pollo Loco Holdings, Inc.*	32,332	314,914
Empire Resorts, Inc.(r)*	6,727	—
Everi Holdings, Inc.*	90,852	913,063
First Watch Restaurant Group, Inc.*	24,655	607,006
Full House Resorts, Inc.*	36,488	203,238
Global Business Travel Group I(x)*	36,288	218,091
Golden Entertainment, Inc.	22,439	826,428
Hilton Grand Vacations, Inc.*	88,104	4,159,390
Inspired Entertainment, Inc.*	24,971	246,214
International Game Technology plc	121,291	2,739,964
Jack in the Box, Inc.	22,017	1,507,724
Krispy Kreme, Inc.(x)	97,777	1,489,633
Kura Sushi USA, Inc., Class A(x)*	6,561	755,565
Life Time Group Holdings, Inc.*	49,390	766,533
Light & Wonder, Inc.*	100,948	10,305,781
Lindblad Expeditions Holdings, Inc.*	38,972	363,609
Monarch Casino & Resort, Inc.	14,940	1,120,351
Mondee Holdings, Inc., Class A(x)*	52,928	122,264
Nathan’s Famous, Inc.	3,278	232,082
Noodles & Co., Class A(x)*	42,845	81,834
ONE Group Hospitality, Inc. (The)*	23,270	129,614
Papa John’s International, Inc.	36,720	2,445,552
PlayAGS, Inc.*	40,441	363,160
Portillo’s, Inc., Class A*	50,981	722,911
Potbelly Corp.*	27,855	337,324
RCI Hospitality Holdings, Inc.	10,059	583,422
Red Robin Gourmet Burgers, Inc.(x)*	18,770	143,778
Red Rock Resorts, Inc., Class A	53,173	3,180,809
Rush Street Interactive, Inc.*	72,472	471,793
Sabre Corp.*	377,367	913,228
Shake Shack, Inc., Class A*	42,183	4,388,297
Six Flags Entertainment Corp.*	82,312	2,166,452
Super Group SGHC Ltd.*	152,723	526,894
Sweetgreen, Inc., Class A*	109,241	2,759,428
Target Hospitality Corp.(x)*	35,976	391,059
United Parks & Resorts, Inc.*	40,622	2,283,363
Xponential Fitness, Inc., Class A*	25,945	429,130

		65,520,557

Household Durables (2.2%)
Beazer Homes USA, Inc.*	33,576	1,101,293
Cavco Industries, Inc.*	9,359	3,734,803
Century Communities, Inc.	31,777	3,066,480
Cricut, Inc., Class A(x)	53,472	254,527
Dream Finders Homes, Inc., Class A*	27,386	1,197,590
Ethan Allen Interiors, Inc.	25,396	877,940
GoPro, Inc., Class A*	140,236	312,726
Green Brick Partners, Inc.*	29,130	1,754,500
Helen of Troy Ltd.*	26,564	3,061,235
Hooker Furnishings Corp.	12,418	298,156
Hovnanian Enterprises, Inc., Class A*	5,540	869,448
Installed Building Products, Inc.	26,476	6,850,135
iRobot Corp.(x)*	31,563	276,492
KB Home	76,138	5,396,661
Landsea Homes Corp.*	23,499	341,440
La-Z-Boy, Inc.	48,492	1,824,269
Legacy Housing Corp.*	10,782	232,029
LGI Homes, Inc.*	23,251	2,705,719
Lovesac Co. (The)*	16,532	373,623
M.D.C. Holdings, Inc.	66,993	4,214,530
M/I Homes, Inc.*	30,091	4,101,102
Meritage Homes Corp.	40,688	7,139,116
Purple Innovation, Inc., Class A(x)	58,473	101,743
Skyline Champion Corp.*	60,450	5,138,854
Snap One Holdings Corp.(x)*	20,402	175,865
Sonos, Inc.*	138,316	2,636,303
Taylor Morrison Home Corp., Class A*	115,734	7,195,183
Traeger, Inc.*	41,969	106,182
Tri Pointe Homes, Inc.*	107,430	4,153,244
United Homes Group, Inc.(x)*	3,046	21,292
Vizio Holding Corp., Class A*	87,413	956,298
VOXX International Corp., Class A*	14,363	117,202
Worthington Enterprises, Inc.	34,395	2,140,401

		72,726,381

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	33,842	2,231,880
AMMO, Inc.(x)*	98,593	271,131
Clarus Corp.(x)	35,111	236,999
Escalade, Inc.(x)	11,574	159,143
Funko, Inc., Class A*	41,876	261,306
JAKKS Pacific, Inc.*	8,573	211,753
Johnson Outdoors, Inc., Class A	5,960	274,816
Latham Group, Inc.*	48,729	192,967
Malibu Boats, Inc., Class A*	23,169	1,002,754
Marine Products Corp.	10,495	123,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
MasterCraft Boat Holdings, Inc.*	19,325	$458,389
Smith & Wesson Brands, Inc.	50,988	885,152
Solo Brands, Inc., Class A(x)*	21,590	46,850
Sturm Ruger & Co., Inc.	19,909	918,800
Topgolf Callaway Brands Corp.*	160,742	2,599,198
Vista Outdoor, Inc.*	64,527	2,115,195

		11,989,649

Specialty Retail (2.5%)
1-800-Flowers.com, Inc., Class A*	29,659	321,207
Aaron’s Co., Inc. (The)	34,296	257,220
Abercrombie & Fitch Co., Class A*	54,525	6,833,618
Academy Sports & Outdoors, Inc.	80,784	5,456,151
American Eagle Outfitters, Inc.	204,100	5,263,739
America’s Car-Mart, Inc.*	6,420	410,045
Arko Corp.	91,334	520,604
Asbury Automotive Group, Inc.*	23,130	5,453,591
BARK, Inc.(x)*	133,908	166,046
Beyond, Inc.*	50,371	1,808,823
Big 5 Sporting Goods Corp.(x)	22,296	78,482
Boot Barn Holdings, Inc.*	33,861	3,221,874
Buckle, Inc. (The)	34,047	1,371,073
Build-A-Bear Workshop, Inc.	15,133	452,023
Caleres, Inc.	37,943	1,556,801
Camping World Holdings, Inc., Class A	46,560	1,296,696
CarParts.com, Inc.*	61,115	99,006
Carvana Co.(x)*	115,212	10,128,287
Cato Corp. (The), Class A	19,107	110,247
Children’s Place, Inc. (The)(x)*	13,306	153,551
Designer Brands, Inc., Class A(x)	46,381	506,944
Destination XL Group, Inc.*	67,068	241,445
Duluth Holdings, Inc., Class B(x)*	17,338	84,956
Envela Corp.(x)*	3,794	17,528
EVgo, Inc., Class A(x)*	120,354	302,089
Foot Locker, Inc.	91,719	2,613,992
Genesco, Inc.*	12,556	353,326
Group 1 Automotive, Inc.	15,250	4,456,508
GrowGeneration Corp.(x)*	69,644	199,182
Guess?, Inc.(x)	32,053	1,008,708
Haverty Furniture Cos., Inc.	16,841	574,615
Hibbett, Inc.	12,971	996,303
J Jill, Inc.*	5,289	169,089
Lands’ End, Inc.*	16,966	184,760
Lazydays Holdings, Inc.(x)*	7,947	32,026
Leslie’s, Inc.*	198,369	1,289,399
MarineMax, Inc.*	24,350	809,881
Monro, Inc.	33,142	1,045,299
National Vision Holdings, Inc.*	86,740	1,922,158
ODP Corp. (The)*	35,626	1,889,959
OneWater Marine, Inc., Class A(x)*	13,281	373,860
PetMed Express, Inc.(x)	24,970	119,606
Rent the Runway, Inc., Class A(x)*	66,735	23,050
Revolve Group, Inc., Class A(x)*	44,422	940,414
Sally Beauty Holdings, Inc.*	119,836	1,488,363
Shoe Carnival, Inc.	20,030	733,899
Signet Jewelers Ltd.	48,791	4,882,515
Sleep Number Corp.*	24,594	394,242
Sonic Automotive, Inc., Class A	16,707	951,297
Sportsman’s Warehouse Holdings, Inc.*	46,059	143,244
Stitch Fix, Inc., Class A*	101,674	268,419
ThredUp, Inc., Class A(x)*	86,725	173,450
Tile Shop Holdings, Inc.*	31,637	222,408
Tilly’s, Inc., Class A*	26,308	178,894
Torrid Holdings, Inc.(x)*	13,757	67,134
Upbound Group, Inc.	59,751	2,103,833
Urban Outfitters, Inc.*	71,282	3,095,065
Warby Parker, Inc., Class A*	96,561	1,314,195
Winmark Corp.	3,189	1,153,461
Zumiez, Inc.*	17,218	261,542

		82,546,142

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A(x)*	105,147	72,982
Figs, Inc., Class A(x)*	147,116	732,638
Fossil Group, Inc.(x)*	54,555	55,646
G-III Apparel Group Ltd.*	46,144	1,338,637
Hanesbrands, Inc.*	393,096	2,279,957
Kontoor Brands, Inc.	62,773	3,782,073
Movado Group, Inc.	17,459	487,630
Oxford Industries, Inc.	16,724	1,879,778
Rocky Brands, Inc.	7,643	207,355
Steven Madden Ltd.	82,525	3,489,157
Vera Bradley, Inc.*	27,322	185,790
Wolverine World Wide, Inc.	86,506	969,732

		15,481,375

Total Consumer Discretionary		326,295,015

Consumer Staples (3.0%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	5,334	4,514,751
Duckhorn Portfolio, Inc. (The)*	49,782	463,471
MGP Ingredients, Inc.(x)	17,713	1,525,621
National Beverage Corp.*	26,409	1,253,371
Primo Water Corp.	174,797	3,183,053
Vita Coco Co., Inc. (The)*	42,077	1,027,941
Zevia PBC, Class A(x)*	29,514	34,531

		12,002,739

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	35,951	2,062,509
Chefs’ Warehouse, Inc. (The)*	39,315	1,480,603
HF Foods Group, Inc.*	48,544	169,904
Ingles Markets, Inc., Class A	16,023	1,228,644
Natural Grocers by Vitamin Cottage, Inc.	10,473	189,038
PriceSmart, Inc.	28,675	2,408,700
SpartanNash Co.	38,265	773,336
Sprouts Farmers Market, Inc.*	113,810	7,338,469
United Natural Foods, Inc.*	67,289	773,150
Village Super Market, Inc., Class A	10,042	287,301
Weis Markets, Inc.	18,326	1,180,194

		17,891,848

Food Products (0.8%)
Alico, Inc.	8,197	240,008
B&G Foods, Inc.(x)	80,926	925,794
Benson Hill, Inc.(x)*	219,670	44,044
Beyond Meat, Inc.(x)*	66,113	547,416
BRC, Inc., Class A(x)*	46,094	197,282
Calavo Growers, Inc.	19,918	553,920
Cal-Maine Foods, Inc.	45,845	2,697,978
Dole plc	79,043	942,983
Forafric Global plc(x)*	6,009	62,253
Fresh Del Monte Produce, Inc.	38,503	997,613
Hain Celestial Group, Inc. (The)*	101,891	800,863
J & J Snack Foods Corp.	16,822	2,431,788
John B Sanfilippo & Son, Inc.	9,996	1,058,776
Lancaster Colony Corp.	21,820	4,530,487
Limoneira Co.(x)	20,354	398,124
Mission Produce, Inc.*	53,376	633,573
Seneca Foods Corp., Class A*	5,441	309,593
Simply Good Foods Co. (The)*	101,402	3,450,710
SunOpta, Inc.*	105,534	725,019
TreeHouse Foods, Inc.*	56,700	2,208,465
Utz Brands, Inc.	80,418	1,482,908
Vital Farms, Inc.*	34,781	808,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Westrock Coffee Co.(x)*	32,509	$335,818

		26,384,073

Household Products (0.3%)
Central Garden & Pet Co.(x)*	10,729	459,523
Central Garden & Pet Co., Class A*	57,662	2,128,881
Energizer Holdings, Inc.	80,034	2,356,201
Oil-Dri Corp. of America	5,460	407,098
WD-40 Co.	15,166	3,841,699

		9,193,402

Personal Care Products (0.9%)
Beauty Health Co. (The)(x)*	90,391	401,336
BellRing Brands, Inc.*	147,360	8,698,661
e.l.f. Beauty, Inc.*	60,277	11,816,100
Edgewell Personal Care Co.	55,656	2,150,548
Herbalife Ltd.*	112,607	1,131,700
Inter Parfums, Inc.	20,502	2,880,736
Medifast, Inc.	12,168	466,278
Nature’s Sunshine Products, Inc.*	15,174	315,164
Nu Skin Enterprises, Inc., Class A	56,800	785,544
USANA Health Sciences, Inc.*	13,082	634,477
Waldencast plc, Class A(x)*	31,065	201,923

		29,482,467

Tobacco (0.1%)
Ispire Technology, Inc.*	20,635	126,492
Turning Point Brands, Inc.	19,287	565,109
Universal Corp.	26,899	1,391,216
Vector Group Ltd.	162,360	1,779,466

		3,862,283

Total Consumer Staples		98,816,812

Energy (6.5%)
Energy Equipment & Services (2.3%)
Archrock, Inc.	155,291	3,054,574
Atlas Energy Solutions, Inc.(x)	20,694	468,098
Borr Drilling Ltd.(x)	248,690	1,703,526
Bristow Group, Inc., Class A*	26,065	708,968
Cactus, Inc., Class A	73,658	3,689,529
ChampionX Corp.	218,718	7,849,789
Core Laboratories, Inc.	53,382	911,765
Diamond Offshore Drilling, Inc.*	113,629	1,549,900
DMC Global, Inc.*	21,487	418,782
Dril-Quip, Inc.*	38,642	870,604
Expro Group Holdings NV*	100,018	1,997,359
Forum Energy Technologies, Inc.*	10,178	203,356
Helix Energy Solutions Group, Inc.*	160,704	1,742,031
Helmerich & Payne, Inc.	108,767	4,574,740
KLX Energy Services Holdings, Inc.(x)*	13,891	107,516
Kodiak Gas Services, Inc.(x)	17,685	483,508
Liberty Energy, Inc., Class A	183,519	3,802,514
Mammoth Energy Services, Inc.*	24,737	90,043
Nabors Industries Ltd.*	10,400	895,752
Newpark Resources, Inc.*	86,132	621,873
Noble Corp. plc	125,799	6,099,994
Oceaneering International, Inc.*	112,242	2,626,463
Oil States International, Inc.*	72,583	447,111
Patterson-UTI Energy, Inc.	394,970	4,715,942
ProFrac Holding Corp., Class A(x)*	29,304	244,981
ProPetro Holding Corp.*	105,408	851,697
Ranger Energy Services, Inc., Class A	17,085	192,890
RPC, Inc.	95,451	738,791
SEACOR Marine Holdings, Inc.*	27,137	378,290
Seadrill Ltd.*	52,327	2,632,048
Select Water Solutions, Inc., Class A	89,583	826,851
Solaris Oilfield Infrastructure, Inc., Class A	33,296	288,676
TETRA Technologies, Inc.*	140,681	623,217
Tidewater, Inc.*	51,869	4,771,948
US Silica Holdings, Inc.*	85,883	1,065,808
Valaris Ltd.*	66,484	5,003,586
Weatherford International plc*	79,535	9,179,930

		76,432,450

Oil, Gas & Consumable Fuels (4.2%)
Amplify Energy Corp.*	40,293	266,337
Ardmore Shipping Corp.	45,962	754,696
Berry Corp.	85,404	687,502
California Resources Corp.	77,821	4,287,937
Centrus Energy Corp., Class A*	13,553	562,856
Chord Energy Corp.	46,748	8,332,364
Civitas Resources, Inc.	90,321	6,856,267
Clean Energy Fuels Corp.*	191,144	512,266
CNX Resources Corp.(x)*	174,973	4,150,360
Comstock Resources, Inc.(x)	104,742	972,006
CONSOL Energy, Inc.	34,130	2,858,729
Crescent Energy Co., Class A	87,336	1,039,298
CVR Energy, Inc.	33,778	1,204,523
Delek US Holdings, Inc.	70,887	2,179,066
DHT Holdings, Inc.	156,288	1,797,312
Dorian LPG Ltd.(x)	38,511	1,481,133
Empire Petroleum Corp.(x)*	12,224	62,465
Encore Energy Corp.(x)*	170,397	746,339
Energy Fuels, Inc.(x)*	180,833	1,137,440
Equitrans Midstream Corp.	487,920	6,094,121
Evolution Petroleum Corp.	35,253	216,453
Excelerate Energy, Inc., Class A	20,831	333,713
FLEX LNG Ltd.(x)	33,943	863,170
FutureFuel Corp.	29,530	237,717
Gevo, Inc.(x)*	269,044	206,814
Golar LNG Ltd.	110,600	2,661,036
Granite Ridge Resources, Inc.	39,637	257,641
Green Plains, Inc.*	53,568	1,238,492
Gulfport Energy Corp.*	12,212	1,955,385
Hallador Energy Co.*	25,194	134,284
HighPeak Energy, Inc.(x)	13,136	207,155
International Seaways, Inc.	45,373	2,413,844
Kinetik Holdings, Inc., Class A	40,653	1,620,835
Kosmos Energy Ltd.*	509,903	3,039,022
Magnolia Oil & Gas Corp., Class A(x)	197,555	5,126,552
Matador Resources Co.	126,572	8,451,212
Murphy Oil Corp.	162,404	7,421,863
NACCO Industries, Inc., Class A	4,787	144,567
NextDecade Corp.(x)*	90,805	515,772
Nordic American Tankers Ltd.	226,665	888,527
Northern Oil & Gas, Inc.	98,315	3,901,139
Overseas Shipholding Group, Inc., Class A	65,091	416,582
Par Pacific Holdings, Inc.*	61,722	2,287,417
PBF Energy, Inc., Class A	123,241	7,094,984
Peabody Energy Corp.	126,097	3,059,113
Permian Resources Corp.	509,453	8,996,940
PrimeEnergy Resources Corp.*	845	84,711
REX American Resources Corp.*	17,849	1,047,915
Riley Exploration Permian, Inc.(x)	9,757	321,981
Ring Energy, Inc.(x)*	136,353	267,252
SandRidge Energy, Inc.	27,542	401,287
Scorpio Tankers, Inc.	54,423	3,893,966
SFL Corp. Ltd.	132,544	1,746,930
SilverBow Resources, Inc.*	24,526	837,318
Sitio Royalties Corp., Class A	91,814	2,269,642
SM Energy Co.	129,426	6,451,886
Talos Energy, Inc.*	154,002	2,145,248
Teekay Corp.*	70,585	513,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Teekay Tankers Ltd., Class A	27,502	$1,606,392
Tellurian, Inc.(x)*	626,442	414,329
Uranium Energy Corp.(x)*	430,833	2,908,123
VAALCO Energy, Inc.	122,396	853,100
Verde Clean Fuels, Inc.(x)*	4,626	18,504
Vertex Energy, Inc.(x)*	75,168	105,235
Vital Energy, Inc.*	26,506	1,392,625
Vitesse Energy, Inc.	28,851	684,634
W&T Offshore, Inc.(x)	110,919	293,935
World Kinect Corp.	66,755	1,765,670

		139,697,788

Total Energy		216,130,238

Financials (14.3%)
Banks (7.6%)
1st Source Corp.	18,789	984,919
ACNB Corp.(x)	9,778	367,653
Amalgamated Financial Corp.	19,559	469,416
Amerant Bancorp, Inc., Class A	29,148	678,857
American National Bankshares, Inc.	11,458	547,234
Ameris Bancorp	73,934	3,576,927
Ames National Corp.(x)	10,011	202,022
Arrow Financial Corp.	16,145	403,948
Associated Banc-Corp.	169,095	3,637,233
Atlantic Union Bankshares Corp.(x)	83,902	2,962,580
Axos Financial, Inc.*	61,131	3,303,519
Banc of California, Inc.	151,143	2,298,885
BancFirst Corp.	24,611	2,166,506
Bancorp, Inc. (The)*	57,427	1,921,507
Bank First Corp.	10,626	920,955
Bank of Hawaii Corp.	41,748	2,604,658
Bank of Marin Bancorp	18,110	303,705
Bank of NT Butterfield & Son Ltd. (The)	55,308	1,769,303
Bank7 Corp.	4,341	122,416
BankUnited, Inc.	83,094	2,326,632
Bankwell Financial Group, Inc.	5,933	153,902
Banner Corp.	38,240	1,835,520
Bar Harbor Bankshares	17,187	455,112
BayCom Corp.	12,754	262,860
BCB Bancorp, Inc.	17,712	185,090
Berkshire Hills Bancorp, Inc.	48,224	1,105,294
Blue Foundry Bancorp*	25,794	241,432
Blue Ridge Bankshares, Inc.	21,840	58,750
Bridgewater Bancshares, Inc.*	23,288	271,072
Brookline Bancorp, Inc.	97,511	971,210
Burke & Herbert Financial Services Corp.(x)	7,476	418,880
Business First Bancshares, Inc.	26,310	586,187
Byline Bancorp, Inc.	27,113	588,894
C&F Financial Corp.(x)	3,719	182,231
Cadence Bank	203,568	5,903,472
Cambridge Bancorp	8,488	578,542
Camden National Corp.	15,893	532,733
Capital Bancorp, Inc.	10,109	210,570
Capital City Bank Group, Inc.	14,476	400,985
Capitol Federal Financial, Inc.	140,253	835,908
Capstar Financial Holdings, Inc.	21,270	427,527
Carter Bankshares, Inc.*	26,442	334,227
Cathay General Bancorp	77,661	2,937,916
Central Pacific Financial Corp.	30,267	597,773
Central Valley Community Bancorp	11,062	220,023
Chemung Financial Corp.(x)	4,072	172,979
ChoiceOne Financial Services, Inc.(x)	7,185	196,510
Citizens & Northern Corp.	16,177	303,804
Citizens Financial Services, Inc.	4,280	210,576
City Holding Co.	16,344	1,703,372
Civista Bancshares, Inc.	17,787	273,564
CNB Financial Corp.	23,482	478,798
Coastal Financial Corp.*	12,454	484,087
Codorus Valley Bancorp, Inc.	9,845	224,072
Colony Bankcorp, Inc.	18,804	216,246
Columbia Financial, Inc.*	34,175	588,152
Community Bank System, Inc.	59,487	2,857,161
Community Trust Bancorp, Inc.	17,585	750,000
ConnectOne Bancorp, Inc.	41,731	813,754
CrossFirst Bankshares, Inc.*	51,283	709,757
Customers Bancorp, Inc.*	31,957	1,695,638
CVB Financial Corp.	148,632	2,651,595
Dime Community Bancshares, Inc.	39,847	767,453
Eagle Bancorp, Inc.	32,665	767,301
Eastern Bankshares, Inc.	173,117	2,385,552
Enterprise Bancorp, Inc.	10,910	283,333
Enterprise Financial Services Corp.	40,534	1,644,059
Equity Bancshares, Inc., Class A	16,637	571,814
Esquire Financial Holdings, Inc.	7,905	375,250
ESSA Bancorp, Inc.(x)	8,341	152,056
Evans Bancorp, Inc.(x)	5,468	163,274
Farmers & Merchants Bancorp, Inc.	14,627	326,036
Farmers National Banc Corp.	41,925	560,118
FB Financial Corp.	39,620	1,492,089
Fidelity D&D Bancorp, Inc.(x)	5,241	253,822
Financial Institutions, Inc.	17,471	328,804
First Bancorp (Nasdaq Stock Exchange)	42,977	1,552,329
First Bancorp (New York Stock Exchange)	186,518	3,271,526
First Bancorp, Inc. (The)	10,928	269,266
First Bancshares, Inc. (The)(x)	34,267	889,229
First Bank	23,713	325,817
First Busey Corp.	57,935	1,393,337
First Business Financial Services, Inc.	9,041	339,038
First Commonwealth Financial Corp.	113,126	1,574,714
First Community Bankshares, Inc.	19,568	677,640
First Community Corp.(x)	8,569	149,358
First Financial Bancorp	105,233	2,359,324
First Financial Bankshares, Inc.	145,611	4,777,497
First Financial Corp.	12,619	483,686
First Foundation, Inc.	58,931	444,929
First Interstate BancSystem, Inc., Class A	92,288	2,511,156
First Merchants Corp.	66,040	2,304,796
First Mid Bancshares, Inc.	24,871	812,784
First of Long Island Corp. (The)	25,045	277,749
First Western Financial, Inc.*	9,057	132,051
Five Star Bancorp	15,008	337,680
Flushing Financial Corp.	30,161	380,330
FS Bancorp, Inc.	7,705	267,441
Fulton Financial Corp.	179,534	2,852,795
FVCBankcorp, Inc.(x)*	18,153	221,104
German American Bancorp, Inc.	31,077	1,076,507
Glacier Bancorp, Inc.	124,600	5,018,888
Great Southern Bancorp, Inc.	10,074	552,257
Greene County Bancorp, Inc.(x)	8,048	231,702
Guaranty Bancshares, Inc.	9,335	283,411
Hancock Whitney Corp.	96,941	4,463,164
Hanmi Financial Corp.	35,037	557,789
HarborOne Bancorp, Inc.	46,736	498,206
HBT Financial, Inc.	15,728	299,461
Heartland Financial USA, Inc.	47,217	1,659,678
Heritage Commerce Corp.(x)	66,157	567,627
Heritage Financial Corp.	38,393	744,440
Hilltop Holdings, Inc.	52,156	1,633,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hingham Institution For Savings (The)(x)	1,748	$304,956
Home Bancorp, Inc.	7,687	294,489
Home BancShares, Inc.	210,925	5,182,427
HomeStreet, Inc.	20,135	303,032
HomeTrust Bancshares, Inc.	16,743	457,754
Hope Bancorp, Inc.	128,909	1,483,743
Horizon Bancorp, Inc.	47,285	606,667
Independent Bank Corp.	22,704	575,546
Independent Bank Corp./MA	49,264	2,562,713
Independent Bank Group, Inc.	40,412	1,844,808
International Bancshares Corp.	60,009	3,368,905
John Marshall Bancorp, Inc.(x)	14,011	251,077
Kearny Financial Corp.	63,821	411,007
Lakeland Bancorp, Inc.	71,069	859,935
Lakeland Financial Corp.	27,733	1,839,253
LCNB Corp.(x)	12,293	195,950
Live Oak Bancshares, Inc.	37,574	1,559,697
Macatawa Bank Corp.	29,977	293,475
MainStreet Bancshares, Inc.	8,098	147,060
Mercantile Bank Corp.	17,713	681,773
Metrocity Bankshares, Inc.	20,250	505,440
Metropolitan Bank Holding Corp.*	11,755	452,567
Mid Penn Bancorp, Inc.	16,371	327,584
Middlefield Banc Corp.(x)	9,137	218,192
Midland States Bancorp, Inc.	23,448	589,248
MidWestOne Financial Group, Inc.	15,432	361,726
MVB Financial Corp.	12,928	288,424
National Bank Holdings Corp., Class A	37,852	1,365,322
National Bankshares, Inc.(x)	6,717	224,415
NBT Bancorp, Inc.	50,393	1,848,415
Nicolet Bankshares, Inc.	14,666	1,261,129
Northeast Bank	7,606	420,916
Northeast Community Bancorp, Inc.	14,765	232,253
Northfield Bancorp, Inc.	45,674	443,951
Northrim Bancorp, Inc.	6,333	319,880
Northwest Bancshares, Inc.	142,338	1,658,238
Norwood Financial Corp.(x)	7,353	200,075
Oak Valley Bancorp(x)	7,826	193,928
OceanFirst Financial Corp.	64,492	1,058,314
OFG Bancorp	53,675	1,975,777
Old National Bancorp	327,313	5,698,519
Old Second Bancorp, Inc.	49,142	680,125
Orange County Bancorp, Inc.(x)	5,938	273,148
Origin Bancorp, Inc.	32,312	1,009,427
Orrstown Financial Services, Inc.	12,027	321,963
Pacific Premier Bancorp, Inc.	105,992	2,543,808
Park National Corp.	16,009	2,174,823
Parke Bancorp, Inc.(x)	11,910	205,150
Pathward Financial, Inc.	29,133	1,470,634
PCB Bancorp	12,813	209,236
Peapack-Gladstone Financial Corp.	19,056	463,632
Penns Woods Bancorp, Inc.	6,352	123,292
Peoples Bancorp, Inc.	38,738	1,147,032
Peoples Financial Services Corp.(x)	8,029	346,130
Pioneer Bancorp, Inc.*	14,314	140,420
Plumas Bancorp	6,358	233,911
Ponce Financial Group, Inc.*	21,110	187,879
Preferred Bank	12,551	963,540
Premier Financial Corp.	40,290	817,887
Primis Financial Corp.	23,806	289,719
Princeton Bancorp, Inc.	5,909	181,879
Provident Financial Services, Inc.	82,012	1,194,915
QCR Holdings, Inc.	18,274	1,109,963
RBB Bancorp	19,300	347,593
Red River Bancshares, Inc.	5,487	273,198
Renasant Corp.	61,331	1,920,887
Republic Bancorp, Inc., Class A	9,570	488,070
S&T Bancorp, Inc.	42,527	1,364,266
Sandy Spring Bancorp, Inc.	48,653	1,127,777
Seacoast Banking Corp. of Florida	90,743	2,303,965
ServisFirst Bancshares, Inc.	56,911	3,776,614
Shore Bancshares, Inc.	33,601	386,412
Sierra Bancorp	14,716	297,263
Simmons First National Corp., Class A	138,664	2,698,401
SmartFinancial, Inc.	18,291	385,391
South Plains Financial, Inc.	12,924	345,846
Southern First Bancshares, Inc.*	8,740	277,582
Southern Missouri Bancorp, Inc.	10,380	453,710
Southern States Bancshares, Inc.	8,833	228,951
Southside Bancshares, Inc.	32,730	956,698
SouthState Corp.	85,051	7,231,887
Stellar Bancorp, Inc.	54,257	1,321,701
Sterling Bancorp, Inc.*	23,512	121,322
Stock Yards Bancorp, Inc.	30,279	1,480,946
Summit Financial Group, Inc.	12,865	349,413
Texas Capital Bancshares, Inc.*	52,794	3,249,471
Third Coast Bancshares, Inc.*	14,672	293,733
Timberland Bancorp, Inc.	8,643	232,670
Tompkins Financial Corp.	15,770	793,073
Towne Bank	78,388	2,199,567
TriCo Bancshares	34,562	1,271,190
Triumph Financial, Inc.*	24,823	1,968,960
TrustCo Bank Corp.	21,414	603,018
Trustmark Corp.	67,971	1,910,665
UMB Financial Corp.	49,470	4,303,395
United Bankshares, Inc.	146,188	5,232,069
United Community Banks, Inc.	129,134	3,398,807
Unity Bancorp, Inc.	8,201	226,348
Univest Financial Corp.	31,948	665,157
USCB Financial Holdings, Inc.	11,507	131,180
Valley National Bancorp	482,256	3,838,758
Veritex Holdings, Inc.	58,602	1,200,755
Virginia National Bankshares Corp.	5,493	165,339
WaFd, Inc.	75,842	2,201,693
Washington Trust Bancorp, Inc.	18,761	504,296
WesBanco, Inc.	64,446	1,921,135
West Bancorp, Inc.	18,655	332,619
Westamerica Bancorp	28,920	1,413,610
WSFS Financial Corp.	67,451	3,044,738

		250,655,475

Capital Markets (1.2%)
AlTi Global, Inc.(x)*	23,760	134,482
Artisan Partners Asset Management, Inc., Class A(x)	68,627	3,141,058
AssetMark Financial Holdings, Inc.*	24,488	867,120
B Riley Financial, Inc.(x)	22,309	472,282
Bakkt Holdings, Inc.(x)*	85,349	39,243
BGC Group, Inc., Class A	399,932	3,107,472
Brightsphere Investment Group, Inc.	36,842	841,471
Cohen & Steers, Inc.	29,044	2,233,193
Diamond Hill Investment Group, Inc.	3,077	474,381
Donnelley Financial Solutions, Inc.*	27,631	1,713,398
Forge Global Holdings, Inc.(x)*	123,680	238,702
GCM Grosvenor, Inc., Class A	47,733	461,101
Hamilton Lane, Inc., Class A	40,815	4,602,299
MarketWise, Inc.	36,708	63,505
Moelis & Co., Class A	74,621	4,236,234
Open Lending Corp.*	113,214	708,720
P10, Inc., Class A	50,569	425,791
Patria Investments Ltd., Class A	62,376	925,660
Perella Weinberg Partners, Class A	47,770	674,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Piper Sandler Cos.	19,378	$3,846,339
PJT Partners, Inc., Class A	26,503	2,498,173
Silvercrest Asset Management Group, Inc., Class A	10,330	163,317
StepStone Group, Inc., Class A	62,101	2,219,490
StoneX Group, Inc.*	30,535	2,145,389
Value Line, Inc.(x)	1,070	43,335
Victory Capital Holdings, Inc., Class A	29,815	1,265,050
Virtus Investment Partners, Inc.	7,631	1,892,335
WisdomTree, Inc.	154,124	1,416,400

		40,850,930

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	5,130	151,797
Bread Financial Holdings, Inc.	41,520	1,546,205
Consumer Portfolio Services, Inc.(x)*	11,897	89,941
Encore Capital Group, Inc.*	25,888	1,180,752
Enova International, Inc.*	31,660	1,989,198
FirstCash Holdings, Inc.	42,082	5,367,138
Green Dot Corp., Class A*	53,463	498,810
LendingClub Corp.*	122,497	1,076,749
LendingTree, Inc.*	12,059	510,578
Navient Corp.	93,173	1,621,210
Nelnet, Inc., Class A	14,668	1,388,326
NerdWallet, Inc., Class A*	38,498	565,921
OppFi, Inc.(x)*	11,292	28,230
PRA Group, Inc.*	44,008	1,147,729
PROG Holdings, Inc.	49,482	1,704,160
Regional Management Corp.	9,030	218,616
Upstart Holdings, Inc.(x)*	83,405	2,242,760
World Acceptance Corp.*	4,575	663,283

		21,991,403

Financial Services (2.2%)
Acacia Research Corp.(x)*	42,918	228,753
Alerus Financial Corp.	20,070	438,128
A-Mark Precious Metals, Inc.	20,614	632,644
AvidXchange Holdings, Inc.*	170,201	2,238,143
Banco Latinoamericano de Comercio Exterior SA, Class E	30,640	907,557
Cannae Holdings, Inc.(x)*	73,895	1,643,425
Cantaloupe, Inc.*	65,309	419,937
Cass Information Systems, Inc.	15,433	743,408
Compass Diversified Holdings	70,551	1,698,163
Enact Holdings, Inc.	33,542	1,045,839
Essent Group Ltd.	117,057	6,966,062
Evertec, Inc.	72,989	2,912,261
Federal Agricultural Mortgage Corp., Class C	10,194	2,006,995
Finance of America Cos., Inc., Class A(x)*	59,046	43,405
Flywire Corp.*	118,687	2,944,624
I3 Verticals, Inc., Class A*	25,928	593,492
International Money Express, Inc.*	36,123	824,688
Jackson Financial, Inc., Class A	89,173	5,897,902
Marqeta, Inc., Class A*	526,727	3,139,293
Merchants Bancorp	17,973	776,074
Mr Cooper Group, Inc.*	72,048	5,616,142
NewtekOne, Inc.	25,836	284,196
NMI Holdings, Inc., Class A*	89,015	2,878,745
Ocwen Financial Corp.*	7,435	200,819
Pagseguro Digital Ltd., Class A*	221,775	3,166,947
Payoneer Global, Inc.*	295,937	1,438,254
Paysafe Ltd.*	36,975	583,835
Paysign, Inc.(x)*	30,453	111,458
PennyMac Financial Services, Inc.	28,497	2,595,792
Priority Technology Holdings, Inc.*	19,499	63,762
Radian Group, Inc.	171,662	5,745,527
Remitly Global, Inc.*	151,668	3,145,594
Repay Holdings Corp., Class A*	93,491	1,028,401
Security National Financial Corp., Class A*	14,670	116,040
StoneCo Ltd., Class A*	325,106	5,400,011
SWK Holdings Corp.(x)*	4,613	80,358
Velocity Financial, Inc.*	9,972	179,496
Walker & Dunlop, Inc.	35,533	3,590,965
Waterstone Financial, Inc.	20,038	243,862

		72,570,997

Insurance (1.7%)
Ambac Financial Group, Inc.*	50,387	787,549
American Coastal Insurance Corp.(x)*	22,607	241,669
American Equity Investment Life Holding Co.*	87,820	4,937,240
AMERISAFE, Inc.	21,728	1,090,094
BRP Group, Inc., Class A*	67,251	1,946,244
CNO Financial Group, Inc.	125,103	3,437,830
Crawford & Co., Class A	15,676	147,825
Donegal Group, Inc., Class A	17,153	242,543
eHealth, Inc.*	29,288	176,607
Employers Holdings, Inc.	28,566	1,296,611
Enstar Group Ltd.*	13,328	4,141,809
F&G Annuities & Life, Inc.	21,059	853,942
Fidelis Insurance Holdings Ltd.	67,633	1,317,491
Genworth Financial, Inc., Class A*	502,758	3,232,734
GoHealth, Inc., Class A(x)*	4,864	51,121
Goosehead Insurance, Inc., Class A*	24,067	1,603,343
Greenlight Capital Re Ltd., Class A*	29,435	367,054
Hamilton Insurance Group Ltd., Class B*	18,625	259,446
HCI Group, Inc.(x)	7,332	851,099
Hippo Holdings, Inc.(x)*	11,644	212,736
Horace Mann Educators Corp.	45,906	1,698,063
Investors Title Co.	1,374	224,223
James River Group Holdings Ltd.	42,617	396,338
Kingsway Financial Services, Inc.(x)*	12,678	105,734
Lemonade, Inc.(x)*	57,761	947,858
Maiden Holdings Ltd.(x)*	67,831	152,620
MBIA, Inc.(x)	50,760	343,138
Mercury General Corp.	29,927	1,544,233
National Western Life Group, Inc., Class A	2,532	1,245,643
NI Holdings, Inc.*	9,304	140,956
Oscar Health, Inc., Class A*	179,712	2,672,317
Palomar Holdings, Inc.*	27,235	2,283,110
ProAssurance Corp.*	56,945	732,313
Safety Insurance Group, Inc.	16,041	1,318,410
Selective Insurance Group, Inc.	67,261	7,342,883
Selectquote, Inc.*	149,927	299,854
SiriusPoint Ltd.*	78,800	1,001,548
Skyward Specialty Insurance Group, Inc.*	33,258	1,244,182
Stewart Information Services Corp.	29,896	1,945,034
Tiptree, Inc., Class A	26,500	457,920
Trupanion, Inc.(x)*	44,094	1,217,435
United Fire Group, Inc.	23,958	521,566
Universal Insurance Holdings, Inc.	27,669	562,234

		55,592,599

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AFC Gamma, Inc. (REIT)(x)	19,093	236,371
Angel Oak Mortgage REIT, Inc. (REIT)	13,433	144,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	158,585	$1,766,637
Arbor Realty Trust, Inc. (REIT)(x)	203,356	2,694,467
Ares Commercial Real Estate Corp. (REIT)(x)	59,136	440,563
ARMOUR Residential REIT, Inc. (REIT)(x)	55,772	1,102,613
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	192,483	3,832,337
BrightSpire Capital, Inc. (REIT), Class A	143,884	991,361
Chicago Atlantic Real Estate Finance, Inc. (REIT)	19,335	304,913
Chimera Investment Corp. (REIT)	259,201	1,194,917
Claros Mortgage Trust, Inc. (REIT)(x)	103,419	1,009,369
Dynex Capital, Inc. (REIT)	63,043	784,885
Ellington Financial, Inc. (REIT)(x)	85,187	1,006,059
Franklin BSP Realty Trust, Inc. (REIT)	92,851	1,240,489
Granite Point Mortgage Trust, Inc. (REIT)	58,810	280,524
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	120,613	3,425,409
Invesco Mortgage Capital, Inc. (REIT)(x)	49,302	477,243
KKR Real Estate Finance Trust, Inc. (REIT)	65,587	659,805
Ladder Capital Corp. (REIT)	126,498	1,407,923
MFA Financial, Inc. (REIT)	116,572	1,330,087
New York Mortgage Trust, Inc. (REIT)	103,617	746,042
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	136,104
Orchid Island Capital, Inc. (REIT)(x)	57,617	514,520
PennyMac Mortgage Investment Trust (REIT)	97,037	1,424,503
Ready Capital Corp. (REIT)(x)	178,902	1,633,375
Redwood Trust, Inc. (REIT)	129,789	826,756
TPG RE Finance Trust, Inc. (REIT)	79,511	613,825
Two Harbors Investment Corp. (REIT)	111,957	1,482,311

		31,707,678

Total Financials		473,369,082

Health Care (13.8%)
Biotechnology (7.1%)
2seventy bio, Inc.(x)*	55,224	295,448
4D Molecular Therapeutics, Inc.*	45,009	1,433,987
89bio, Inc.*	88,256	1,027,300
Aadi Bioscience, Inc.(x)*	21,237	49,695
ACADIA Pharmaceuticals, Inc.*	137,998	2,551,583
ACELYRIN, Inc.*	81,066	547,195
Acrivon Therapeutics, Inc.(x)*	10,673	76,312
Actinium Pharmaceuticals, Inc.(x)*	30,274	237,045
Adicet Bio, Inc.(x)*	38,674	90,884
ADMA Biologics, Inc.*	237,691	1,568,761
Aerovate Therapeutics, Inc.(x)*	11,795	348,778
Agenus, Inc.(x)*	402,914	233,690
Agios Pharmaceuticals, Inc.*	62,000	1,812,880
Akero Therapeutics, Inc.*	68,686	1,735,008
Aldeyra Therapeutics, Inc.*	56,088	183,408
Alector, Inc.*	71,611	431,098
Alkermes plc*	185,211	5,013,662
Allakos, Inc.*	80,365	101,260
Allogene Therapeutics, Inc.(x)*	109,847	491,016
Allovir, Inc.(x)*	52,529	39,654
Alpine Immune Sciences, Inc.*	42,917	1,701,230
Altimmune, Inc.(x)*	58,800	598,584
ALX Oncology Holdings, Inc.(x)*	31,335	349,385
Amicus Therapeutics, Inc.*	323,599	3,811,996
AnaptysBio, Inc.*	21,553	485,373
Anavex Life Sciences Corp.(x)*	80,620	410,356
Anika Therapeutics, Inc.*	16,669	423,393
Annexon, Inc.*	51,205	367,140
Apogee Therapeutics, Inc.(x)*	46,181	3,068,727
Arbutus Biopharma Corp.*	145,568	375,565
Arcellx, Inc.*	42,813	2,977,644
Arcturus Therapeutics Holdings, Inc.*	26,027	878,932
Arcus Biosciences, Inc.*	60,034	1,133,442
Arcutis Biotherapeutics, Inc.(x)*	88,275	874,805
Ardelyx, Inc.*	257,336	1,878,553
ArriVent Biopharma, Inc.(x)*	10,974	195,996
Arrowhead Pharmaceuticals, Inc.*	129,626	3,707,304
ARS Pharmaceuticals, Inc.(x)*	27,148	277,453
Astria Therapeutics, Inc.*	55,637	783,091
Atara Biotherapeutics, Inc.*	123,729	85,868
Aura Biosciences, Inc.*	30,589	240,124
Aurinia Pharmaceuticals, Inc.(x)*	152,669	764,872
Avid Bioservices, Inc.*	71,398	478,367
Avidity Biosciences, Inc.*	82,564	2,107,033
Avita Medical, Inc.(x)*	28,627	458,891
Beam Therapeutics, Inc.(x)*	82,538	2,727,055
BioAtla, Inc.*	52,191	179,537
BioCryst Pharmaceuticals, Inc.*	211,570	1,074,776
Biohaven Ltd.*	76,360	4,176,128
Biomea Fusion, Inc.(x)*	22,599	337,855
BioVie, Inc., Class A(x)*	14,927	7,890
Bioxcel Therapeutics, Inc.(x)*	23,584	66,507
Bluebird Bio, Inc.(x)*	131,190	167,923
Blueprint Medicines Corp.*	67,880	6,439,097
Bridgebio Pharma, Inc.*	130,417	4,032,494
Cabaletta Bio, Inc.*	38,858	662,917
CareDx, Inc.(x)*	58,866	623,391
Cargo Therapeutics, Inc.(x)*	24,000	535,680
Caribou Biosciences, Inc.*	95,174	489,194
Carisma Therapeutics, Inc.(x)*	32,495	73,764
Cartesian Therapeutics, Inc.(x)*	130,904	85,088
Catalyst Pharmaceuticals, Inc.*	124,356	1,982,235
Celcuity, Inc.(x)*	19,519	421,610
Celldex Therapeutics, Inc.*	69,371	2,911,501
Century Therapeutics, Inc.(x)*	25,837	107,999
Cerevel Therapeutics Holdings, Inc.*	79,608	3,365,030
CG oncology, Inc.(x)*	25,962	1,139,732
Cogent Biosciences, Inc.*	91,995	618,206
Coherus Biosciences, Inc.(x)*	116,025	277,300
Compass Therapeutics, Inc.*	106,747	211,359
Crinetics Pharmaceuticals, Inc.*	73,629	3,446,573
Cue Biopharma, Inc.(x)*	38,386	72,549
Cullinan Oncology, Inc.*	28,823	491,144
Cytokinetics, Inc.*	106,063	7,436,077
Day One Biopharmaceuticals, Inc.*	69,931	1,155,260
Deciphera Pharmaceuticals, Inc.*	59,655	938,373
Denali Therapeutics, Inc.*	134,539	2,760,740
Design Therapeutics, Inc.*	39,341	158,544
Disc Medicine, Inc.*	10,393	647,068
Dynavax Technologies Corp.*	144,674	1,795,404
Dyne Therapeutics, Inc.*	65,994	1,873,570
Eagle Pharmaceuticals, Inc.(x)*	13,307	69,729
Editas Medicine, Inc.*	92,581	686,951
Emergent BioSolutions, Inc.(x)*	60,529	153,138
Enanta Pharmaceuticals, Inc.*	22,351	390,248
Entrada Therapeutics, Inc.*	23,944	339,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Erasca, Inc.*	86,732	$178,668
Fate Therapeutics, Inc.*	96,511	708,391
Fennec Pharmaceuticals, Inc.(x)*	20,330	226,070
FibroGen, Inc.*	111,274	261,494
Foghorn Therapeutics, Inc.(x)*	24,170	162,181
Genelux Corp.(x)*	21,348	137,268
Generation Bio Co.(x)*	57,057	232,222
Geron Corp.(x)*	569,517	1,879,406
Gritstone bio, Inc.(x)*	95,491	245,412
Halozyme Therapeutics, Inc.*	144,951	5,896,607
Heron Therapeutics, Inc.(x)*	117,911	326,613
HilleVax, Inc.*	30,479	506,866
Humacyte, Inc.(x)*	74,197	230,753
Ideaya Biosciences, Inc.*	73,447	3,222,854
IGM Biosciences, Inc.(x)*	14,714	141,990
Immuneering Corp., Class A(x)*	23,991	69,334
ImmunityBio, Inc.(x)*	147,988	794,695
Immunovant, Inc.*	60,226	1,945,902
Inhibrx, Inc.*	38,335	1,340,192
Inozyme Pharma, Inc.(x)*	55,500	425,130
Insmed, Inc.*	154,294	4,185,996
Intellia Therapeutics, Inc.*	100,470	2,763,930
Iovance Biotherapeutics, Inc.*	261,196	3,870,925
Ironwood Pharmaceuticals, Inc., Class A*	154,732	1,347,716
iTeos Therapeutics, Inc.*	27,706	377,910
Janux Therapeutics, Inc.*	19,305	726,833
KalVista Pharmaceuticals, Inc.*	35,991	426,853
Karyopharm Therapeutics, Inc.(x)*	138,535	209,188
Keros Therapeutics, Inc.*	28,657	1,897,093
Kezar Life Sciences, Inc.*	86,406	77,904
Kiniksa Pharmaceuticals Ltd., Class A*	34,600	682,658
Kodiak Sciences, Inc.*	39,649	208,554
Krystal Biotech, Inc.*	24,126	4,292,739
Kura Oncology, Inc.*	78,761	1,679,972
Kymera Therapeutics, Inc.*	43,713	1,757,263
Larimar Therapeutics, Inc.(x)*	28,056	212,945
LENZ Therapeutics, Inc.	4,099	91,531
Lexeo Therapeutics, Inc.*	11,445	179,458
Lexicon Pharmaceuticals, Inc.(x)*	110,647	265,553
Lineage Cell Therapeutics, Inc.(x)*	135,843	201,048
Lyell Immunopharma, Inc.(x)*	197,325	440,035
MacroGenics, Inc.*	69,305	1,020,170
Madrigal Pharmaceuticals, Inc.(x)*	16,515	4,410,166
MannKind Corp.*	291,122	1,318,783
MeiraGTx Holdings plc*	38,712	234,982
Merrimack Pharmaceuticals, Inc.*	11,608	171,450
Mersana Therapeutics, Inc.*	118,566	531,176
MiMedx Group, Inc.*	130,272	1,003,094
Mineralys Therapeutics, Inc.*	22,582	291,534
Mirum Pharmaceuticals, Inc.*	28,472	715,217
Monte Rosa Therapeutics, Inc.(x)*	34,732	244,861
Morphic Holding, Inc.*	41,724	1,468,685
Mural Oncology plc(x)*	19,090	93,350
Myriad Genetics, Inc.*	91,999	1,961,419
Nkarta, Inc.*	34,432	372,210
Novavax, Inc.(x)*	110,721	529,246
Nurix Therapeutics, Inc.*	54,208	796,858
Nuvalent, Inc., Class A(x)*	29,662	2,227,320
Nuvectis Pharma, Inc.(x)*	7,506	61,549
Ocean Biomedical, Inc.(x)*	7,387	27,960
Olema Pharmaceuticals, Inc.*	30,572	346,075
Omega Therapeutics, Inc.(x)*	27,908	101,864
Organogenesis Holdings, Inc., Class A*	83,395	236,842
ORIC Pharmaceuticals, Inc.(x)*	44,273	608,754
Outlook Therapeutics, Inc.(x)*	9,297	111,006
Ovid therapeutics, Inc.*	67,144	204,789
PDS Biotechnology Corp.(x)*	32,489	128,656
PepGen, Inc.*	12,443	182,912
PMV Pharmaceuticals, Inc.*	48,362	82,215
Poseida Therapeutics, Inc., Class A*	79,276	252,890
Precigen, Inc.(x)*	160,770	233,116
Prelude Therapeutics, Inc.*	9,096	43,115
Prime Medicine, Inc.(x)*	45,512	318,584
ProKidney Corp., Class A(x)*	51,770	84,903
Protagonist Therapeutics, Inc.*	63,753	1,844,374
Protalix BioTherapeutics, Inc.(x)*	63,478	79,982
Prothena Corp. plc*	48,049	1,190,174
PTC Therapeutics, Inc.*	80,425	2,339,563
Rallybio Corp.*	37,588	69,538
RAPT Therapeutics, Inc.*	33,634	302,033
Recursion Pharmaceuticals, Inc., Class A(x)*	155,415	1,549,487
REGENXBIO, Inc.*	45,866	966,397
Relay Therapeutics, Inc.*	102,810	853,323
Reneo Pharmaceuticals, Inc.*	15,085	25,041
Replimune Group, Inc.*	57,479	469,603
REVOLUTION Medicines, Inc.*	155,694	5,018,018
Rhythm Pharmaceuticals, Inc.*	58,505	2,535,022
Rigel Pharmaceuticals, Inc.*	192,285	284,582
Rocket Pharmaceuticals, Inc.*	70,025	1,886,473
Sage Therapeutics, Inc.*	60,205	1,128,242
Sagimet Biosciences, Inc., Class A(x)*	6,180	33,496
Sana Biotechnology, Inc.(x)*	107,294	1,072,940
Sangamo Therapeutics, Inc.*	167,455	112,228
Savara, Inc.(x)*	105,018	522,990
Scholar Rock Holding Corp.(x)*	62,757	1,114,564
Seres Therapeutics, Inc.(x)*	120,340	93,155
SpringWorks Therapeutics, Inc.*	76,419	3,761,343
Stoke Therapeutics, Inc.(x)*	34,328	463,428
Summit Therapeutics, Inc.(x)*	130,937	542,079
Sutro Biopharma, Inc.*	72,242	408,167
Syndax Pharmaceuticals, Inc.*	87,949	2,093,186
Tango Therapeutics, Inc.(x)*	51,359	407,790
Tenaya Therapeutics, Inc.*	51,176	267,650
TG Therapeutics, Inc.*	154,783	2,354,249
Travere Therapeutics, Inc.*	82,694	637,571
Turnstone Biologics Corp.(x)*	7,368	19,304
Twist Bioscience Corp.*	64,819	2,223,940
Tyra Biosciences, Inc.(x)*	16,300	267,320
UroGen Pharma Ltd.(x)*	22,865	342,975
Vanda Pharmaceuticals, Inc.*	64,110	263,492
Vaxcyte, Inc.*	118,480	8,093,369
Vaxxinity, Inc., Class A(x)*	47,718	34,238
Vera Therapeutics, Inc., Class A*	44,763	1,930,181
Veracyte, Inc.*	81,257	1,800,655
Vericel Corp.*	53,160	2,765,383
Verve Therapeutics, Inc.*	73,535	976,545
Vigil Neuroscience, Inc.(x)*	17,907	61,063
Viking Therapeutics, Inc.(x)*	114,297	9,372,354
Vir Biotechnology, Inc.*	95,369	966,088
Viridian Therapeutics, Inc.*	48,551	850,128
Vor BioPharma, Inc.(x)*	44,116	104,555
Voyager Therapeutics, Inc.(x)*	35,352	329,127
X4 Pharmaceuticals, Inc.*	153,079	212,780
Xencor, Inc.*	64,741	1,432,718
XOMA Corp.(x)*	7,288	175,276
Y-mAbs Therapeutics, Inc.*	41,168	669,392
Zentalis Pharmaceuticals, Inc.*	65,004	1,024,463
Zura Bio Ltd., Class A(x)*	19,804	50,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zymeworks, Inc.*	62,746	$660,088

		236,128,631

Health Care Equipment & Supplies (2.4%)
Accuray, Inc.(x)*	108,458	267,891
Alphatec Holdings, Inc.*	102,857	1,418,398
AngioDynamics, Inc.*	45,894	269,398
Artivion, Inc.*	43,868	928,247
AtriCure, Inc.*	52,000	1,581,840
Atrion Corp.	1,536	712,013
Avanos Medical, Inc.*	52,699	1,049,237
Axogen, Inc.*	45,034	363,424
Axonics, Inc.*	55,534	3,830,180
Beyond Air, Inc.(x)*	30,609	53,260
Butterfly Network, Inc.(x)*	170,534	184,177
Cerus Corp.*	194,878	368,319
ClearPoint Neuro, Inc.(x)*	25,175	171,190
CONMED Corp.	34,234	2,741,459
Cutera, Inc.(x)*	21,291	31,298
CVRx, Inc.*	12,427	226,296
Embecta Corp.	64,381	854,336
Glaukos Corp.*	52,961	4,993,693
Haemonetics Corp.*	55,998	4,779,429
Inari Medical, Inc.*	59,729	2,865,797
Inmode Ltd.*	88,235	1,906,758
Inogen, Inc.*	24,847	200,515
Integer Holdings Corp.*	37,082	4,326,728
iRadimed Corp.	8,326	366,261
iRhythm Technologies, Inc.(x)*	34,259	3,974,044
KORU Medical Systems, Inc.(x)*	29,591	69,835
Lantheus Holdings, Inc.*	75,968	4,728,248
LeMaitre Vascular, Inc.	22,045	1,462,906
LivaNova plc*	60,571	3,388,342
Merit Medical Systems, Inc.*	63,491	4,809,443
Neogen Corp.*	243,313	3,839,479
Nevro Corp.*	40,864	590,076
Omnicell, Inc.*	50,186	1,466,937
OraSure Technologies, Inc.*	82,828	509,392
Orchestra BioMed Holdings, Inc.(x)*	16,939	89,269
Orthofix Medical, Inc.*	40,463	587,523
OrthoPediatrics Corp.*	17,703	516,219
Outset Medical, Inc.(x)*	58,052	128,875
Paragon 28, Inc.*	50,528	624,021
PROCEPT BioRobotics Corp.*	45,046	2,226,173
Pulmonx Corp.*	41,770	387,208
Pulse Biosciences, Inc.(x)*	17,100	148,941
RxSight, Inc.*	31,734	1,636,840
Sanara Medtech, Inc.(x)*	3,962	146,594
Semler Scientific, Inc.*	5,192	151,658
SI-BONE, Inc.*	44,845	734,113
Sight Sciences, Inc.(x)*	26,242	138,558
Silk Road Medical, Inc.*	42,383	776,457
STAAR Surgical Co.*	54,817	2,098,395
Surmodics, Inc.*	15,844	464,863
Tactile Systems Technology, Inc.*	26,498	430,592
Tela Bio, Inc.(x)*	18,102	102,638
TransMedics Group, Inc.*	35,414	2,618,511
Treace Medical Concepts, Inc.*	51,025	665,876
UFP Technologies, Inc.*	7,916	1,996,415
Utah Medical Products, Inc.	3,907	277,827
Varex Imaging Corp.*	44,645	808,075
Vicarious Surgical, Inc., Class A(x)*	82,926	25,002
Zimvie, Inc.*	29,429	485,284
Zynex, Inc.(x)*	20,757	256,764

		77,851,537

Health Care Providers & Services (2.3%)
23andMe Holding Co., Class A(x)*	353,877	188,263
Accolade, Inc.*	77,231	809,381
AdaptHealth Corp., Class A*	106,843	1,229,763
Addus HomeCare Corp.*	17,473	1,805,660
Agiliti, Inc.*	32,343	327,311
AirSculpt Technologies, Inc.(x)*	14,813	90,952
Alignment Healthcare, Inc.*	96,918	480,713
AMN Healthcare Services, Inc.*	42,561	2,660,488
Astrana Health, Inc.*	48,794	2,048,860
Aveanna Healthcare Holdings, Inc.*	55,852	139,071
BrightSpring Health Services, Inc.(x)*	60,202	654,396
Brookdale Senior Living, Inc.*	207,003	1,368,290
CareMax, Inc.*	3,143	15,149
Castle Biosciences, Inc.*	28,292	626,668
Community Health Systems, Inc.*	143,180	501,130
CorVel Corp.*	9,737	2,560,441
Cross Country Healthcare, Inc.*	37,482	701,663
DocGo, Inc.*	88,189	356,284
Enhabit, Inc.*	57,844	673,883
Ensign Group, Inc. (The)	60,903	7,577,551
Fulgent Genetics, Inc.*	23,556	511,165
Guardant Health, Inc.*	126,089	2,601,216
HealthEquity, Inc.*	94,995	7,754,442
Hims & Hers Health, Inc.*	138,271	2,139,052
InfuSystem Holdings, Inc.*	21,117	180,973
Innovage Holding Corp.(x)*	17,679	78,495
Joint Corp. (The)*	15,278	199,531
LifeStance Health Group, Inc.(x)*	117,893	727,400
ModivCare, Inc.*	14,515	340,377
Nano-X Imaging Ltd.(x)*	52,374	511,694
National HealthCare Corp.	13,926	1,316,146
National Research Corp.	15,847	627,700
NeoGenomics, Inc.*	142,238	2,235,981
OPKO Health, Inc.(x)*	442,526	531,031
Option Care Health, Inc.*	187,194	6,278,487
Owens & Minor, Inc.*	84,012	2,327,972
P3 Health Partners, Inc.*	51,688	53,239
Patterson Cos., Inc.	93,278	2,579,137
Pediatrix Medical Group, Inc.*	95,865	961,526
Pennant Group, Inc. (The)*	32,239	632,852
PetIQ, Inc., Class A*	31,448	574,869
Privia Health Group, Inc.*	125,715	2,462,757
Progyny, Inc.*	88,717	3,384,553
Quipt Home Medical Corp.*	47,655	208,252
RadNet, Inc.*	67,251	3,272,434
Select Medical Holdings Corp.	116,079	3,499,782
Surgery Partners, Inc.*	84,415	2,518,099
US Physical Therapy, Inc.	16,618	1,875,674
Viemed Healthcare, Inc.*	39,687	374,248

		75,575,001

Health Care Technology (0.3%)
American Well Corp., Class A*	293,262	237,747
Definitive Healthcare Corp., Class A*	53,021	427,879
Evolent Health, Inc., Class A*	125,460	4,113,833
Health Catalyst, Inc.*	65,568	493,727
HealthStream, Inc.	26,901	717,181
Multiplan Corp.(x)*	444,869	360,878
OptimizeRx Corp.*	18,411	223,694
Phreesia, Inc.*	59,103	1,414,335
Schrodinger, Inc.*	60,832	1,642,464
Sharecare, Inc.(x)*	348,440	267,428
Simulations Plus, Inc.	17,561	722,635
TruBridge, Inc.*	17,290	159,414

		10,781,215

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	127,377	408,880
Akoya Biosciences, Inc.(x)*	25,116	117,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
BioLife Solutions, Inc.*	39,628	$735,099
Codexis, Inc.*	80,701	281,647
CryoPort, Inc.*	48,308	855,052
Cytek Biosciences, Inc.*	135,214	907,286
Harvard Bioscience, Inc.*	44,602	189,112
MaxCyte, Inc.(x)*	99,522	416,997
Mesa Laboratories, Inc.	5,934	651,138
Nautilus Biotechnology, Inc., Class A(x)*	54,163	159,239
OmniAb, Inc. (Earn Out Shares)(r)(x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	107,275	581,431
Pacific Biosciences of California, Inc.(x)*	279,827	1,049,351
Quanterix Corp.*	40,536	955,028
Quantum-Si, Inc.(x)*	117,987	232,434
Seer, Inc., Class A*	74,105	140,800

		7,681,288

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	83,425	103,447
Amneal Pharmaceuticals, Inc.*	136,063	824,542
Amphastar Pharmaceuticals, Inc.*	42,158	1,851,158
Amylyx Pharmaceuticals, Inc.(x)*	58,433	165,950
ANI Pharmaceuticals, Inc.*	16,413	1,134,631
Arvinas, Inc.*	55,779	2,302,557
Assertio Holdings, Inc.(x)*	102,701	98,521
Atea Pharmaceuticals, Inc.*	90,075	363,903
Axsome Therapeutics, Inc.(x)*	39,793	3,175,481
Biote Corp., Class A*	10,947	63,493
Bright Green Corp.(x)*	65,849	16,041
Cara Therapeutics, Inc.*	60,255	54,832
Cassava Sciences, Inc.(x)*	45,756	928,389
Citius Pharmaceuticals, Inc.(x)*	138,668	124,427
Collegium Pharmaceutical, Inc.(x)*	36,492	1,416,620
Corcept Therapeutics, Inc.*	91,394	2,302,215
CorMedix, Inc.(x)*	63,894	270,911
Edgewise Therapeutics, Inc.*	64,363	1,173,981
Enliven Therapeutics, Inc.(x)*	25,996	457,270
Evolus, Inc.*	47,153	660,142
Eyenovia, Inc.(x)*	27,846	27,456
EyePoint Pharmaceuticals, Inc.*	41,624	860,368
Harmony Biosciences Holdings, Inc.(x)*	36,710	1,232,722
Harrow, Inc.(x)*	35,240	466,225
Ikena Oncology, Inc.*	23,103	32,806
Innoviva, Inc.*	65,133	992,627
Intra-Cellular Therapies, Inc.*	104,590	7,237,628
Ligand Pharmaceuticals, Inc.*	18,780	1,372,818
Liquidia Corp.(x)*	54,047	797,193
Longboard Pharmaceuticals, Inc.(x)*	27,817	600,847
Marinus Pharmaceuticals, Inc.*	57,747	522,033
Neumora Therapeutics, Inc.(x)*	17,294	237,793
NGM Biopharmaceuticals, Inc.*	52,865	84,055
Nuvation Bio, Inc.*	160,374	583,761
Ocular Therapeutix, Inc.*	129,052	1,174,373
Omeros Corp.(x)*	72,936	251,629
Optinose, Inc.(x)*	72,029	105,162
Pacira BioSciences, Inc.*	50,849	1,485,808
Phathom Pharmaceuticals, Inc.(x)*	37,275	395,861
Phibro Animal Health Corp., Class A	22,651	292,877
Pliant Therapeutics, Inc.*	65,005	968,575
Prestige Consumer Healthcare, Inc.*	55,636	4,036,948
Revance Therapeutics, Inc.*	97,116	477,811
Scilex Holding Co.(r)(x)*	68,788	92,967
scPharmaceuticals, Inc.(x)*	34,247	171,920
SIGA Technologies, Inc.(x)	51,136	437,724
Supernus Pharmaceuticals, Inc.*	54,865	1,871,445
Taro Pharmaceutical Industries Ltd.*	9,532	403,585
Tarsus Pharmaceuticals, Inc.(x)*	32,409	1,178,067
Terns Pharmaceuticals, Inc.*	47,899	314,217
Theravance Biopharma, Inc.(x)*	54,225	486,398
Third Harmonic Bio, Inc.(x)*	22,519	212,579
Trevi Therapeutics, Inc.(x)*	47,860	165,117
Ventyx Biosciences, Inc.(x)*	53,842	296,131
Verrica Pharmaceuticals, Inc.(x)*	23,670	140,126
WaVe Life Sciences Ltd.(x)*	64,178	395,978
Xeris Biopharma Holdings, Inc.*	151,526	334,873
Zevra Therapeutics, Inc.(x)*	41,560	241,048

		48,468,062

Total Health Care		456,485,734

Industrials (15.8%)
Aerospace & Defense (0.9%)
AAR Corp.*	37,786	2,262,248
AeroVironment, Inc.*	29,645	4,543,986
AerSale Corp.*	28,705	206,102
Archer Aviation, Inc., Class A(x)*	173,767	802,804
Astronics Corp.*	29,866	568,649
Cadre Holdings, Inc.	22,138	801,396
Ducommun, Inc.*	14,955	767,191
Eve Holding, Inc.(x)*	20,998	113,389
Kaman Corp.	31,851	1,461,005
Kratos Defense & Security Solutions, Inc.*	160,804	2,955,578
Leonardo DRS, Inc.*	76,696	1,694,215
Moog, Inc., Class A	32,340	5,163,081
National Presto Industries, Inc.	5,849	490,146
Park Aerospace Corp.	21,407	355,998
Parsons Corp.*	46,095	3,823,580
Redwire Corp.(x)*	13,350	58,606
Rocket Lab USA, Inc.(x)*	320,877	1,318,804
Terran Orbital Corp.(x)*	105,934	138,774
Triumph Group, Inc.*	71,954	1,082,188
V2X, Inc.*	12,876	601,438
Virgin Galactic Holdings, Inc.(x)*	381,717	564,941

		29,774,119

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.(x)*	57,489	791,049
Forward Air Corp.	29,330	912,456
Hub Group, Inc., Class A	70,211	3,034,519
Radiant Logistics, Inc.*	41,187	223,234

		4,961,258

Building Products (1.8%)
AAON, Inc.	75,676	6,667,056
American Woodmark Corp.*	17,922	1,821,950
Apogee Enterprises, Inc.	24,681	1,461,115
AZZ, Inc.	27,715	2,142,647
CSW Industrials, Inc.	17,215	4,038,639
Gibraltar Industries, Inc.*	34,139	2,749,214
Griffon Corp.	43,968	3,224,613
Insteel Industries, Inc.	20,836	796,352
Janus International Group, Inc.*	94,753	1,433,613
JELD-WEN Holding, Inc.*	95,081	2,018,570
Masonite International Corp.*	24,470	3,216,581
Masterbrand, Inc.*	142,921	2,678,339
Quanex Building Products Corp.	36,866	1,416,760
Resideo Technologies, Inc.*	163,596	3,667,822
Simpson Manufacturing Co., Inc.	47,948	9,837,971
UFP Industries, Inc.	67,093	8,253,110
Zurn Elkay Water Solutions Corp.	165,293	5,532,357

		60,956,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	70,353	$3,139,151
ACCO Brands Corp.	106,318	596,444
ACV Auctions, Inc., Class A*	141,914	2,663,726
Aris Water Solutions, Inc., Class A	33,579	475,143
BrightView Holdings, Inc.*	47,606	566,511
Brink’s Co. (The)	49,926	4,612,164
Casella Waste Systems, Inc., Class A*	63,067	6,235,434
CECO Environmental Corp.*	33,147	763,044
Cimpress plc*	20,518	1,816,048
CompX International, Inc.	1,414	48,500
CoreCivic, Inc.*	126,997	1,982,423
Deluxe Corp.	49,593	1,021,120
Ennis, Inc.	28,794	590,565
Enviri Corp.*	89,523	819,135
GEO Group, Inc. (The)(x)*	134,538	1,899,677
Healthcare Services Group, Inc.*	84,696	1,057,006
HNI Corp.	51,582	2,327,896
Interface, Inc., Class A	64,024	1,076,884
LanzaTech Global, Inc.(x)*	25,917	80,213
Li-Cycle Holdings Corp.*	162,099	166,962
Liquidity Services, Inc.*	26,523	493,328
Matthews International Corp., Class A	33,854	1,052,182
MillerKnoll, Inc.	82,421	2,040,744
Montrose Environmental Group, Inc.*	31,788	1,245,136
NL Industries, Inc.	8,051	59,014
OPENLANE, Inc.*	119,277	2,063,492
Performant Financial Corp.*	77,539	227,965
Pitney Bowes, Inc.	191,189	827,848
Quad/Graphics, Inc.	34,881	185,218
SP Plus Corp.*	21,730	1,134,741
Steelcase, Inc., Class A	105,362	1,378,135
UniFirst Corp.	16,760	2,906,687
Viad Corp.*	23,084	911,587
VSE Corp.	14,620	1,169,600

		47,633,723

Construction & Engineering (1.8%)
Ameresco, Inc., Class A*	37,018	893,244
API Group Corp.*	233,671	9,176,260
Arcosa, Inc.	54,190	4,652,753
Argan, Inc.	14,436	729,595
Bowman Consulting Group Ltd., Class A(x)*	12,551	436,649
Comfort Systems USA, Inc.	39,543	12,563,207
Concrete Pumping Holdings, Inc.*	29,164	230,396
Construction Partners, Inc., Class A*	45,783	2,570,715
Dycom Industries, Inc.*	32,017	4,595,400
Fluor Corp.*	159,313	6,735,754
Granite Construction, Inc.	49,266	2,814,567
Great Lakes Dredge & Dock Corp.*	74,698	653,607
IES Holdings, Inc.*	9,147	1,112,641
INNOVATE Corp.(x)*	50,492	35,380
Limbach Holdings, Inc.*	10,047	416,147
MYR Group, Inc.*	18,362	3,245,484
Northwest Pipe Co.*	10,943	379,503
Primoris Services Corp.	59,304	2,524,571
Southland Holdings, Inc.(x)*	7,787	40,103
Sterling Infrastructure, Inc.*	33,447	3,689,539
Tutor Perini Corp.*	48,856	706,458

		58,201,973

Electrical Equipment (1.3%)
Allient, Inc.	14,888	531,204
Amprius Technologies, Inc.*	5,637	14,938
Array Technologies, Inc.(x)*	169,181	2,522,489
Atkore, Inc.	41,596	7,918,215
Babcock & Wilcox Enterprises, Inc.(x)*	70,100	79,213
Blink Charging Co.(x)*	57,522	173,141
Bloom Energy Corp., Class A(x)*	215,159	2,418,387
Dragonfly Energy Holdings Corp.(x)*	19,503	10,532
Encore Wire Corp.	16,795	4,413,390
Energy Vault Holdings, Inc.(x)*	112,807	201,925
EnerSys	45,581	4,305,581
Enovix Corp.(x)*	154,704	1,239,179
Eos Energy Enterprises, Inc.(x)*	129,278	133,156
ESS Tech, Inc.(x)*	98,475	71,227
Fluence Energy, Inc., Class A(x)*	66,796	1,158,243
FTC Solar, Inc.(x)*	76,138	41,038
FuelCell Energy, Inc.(x)*	501,591	596,893
GrafTech International Ltd.	212,257	292,915
LSI Industries, Inc.	32,581	492,625
NEXTracker, Inc., Class A*	140,556	7,909,086
NuScale Power Corp., Class A(x)*	61,660	327,415
Powell Industries, Inc.	10,420	1,482,766
Preformed Line Products Co.	2,797	359,890
SES AI Corp.(x)*	136,852	229,911
Shoals Technologies Group, Inc., Class A*	191,526	2,141,261
SKYX Platforms Corp.(x)*	60,588	79,370
Stem, Inc.(x)*	159,713	349,771
SunPower Corp.(x)*	102,597	307,791
Thermon Group Holdings, Inc.*	38,091	1,246,338
TPI Composites, Inc.(x)*	51,595	150,141
Vicor Corp.*	25,268	966,248

		42,164,279

Ground Transportation (0.4%)
ArcBest Corp.	26,586	3,788,505
Covenant Logistics Group, Inc., Class A	9,361	433,976
Daseke, Inc.*	46,385	384,996
FTAI Infrastructure, Inc.	110,025	690,957
Heartland Express, Inc.	53,885	643,387
Marten Transport Ltd.	64,663	1,194,972
PAM Transportation Services, Inc.*	6,775	109,823
RXO, Inc.*	129,805	2,838,835
Universal Logistics Holdings, Inc.	7,967	293,743
Werner Enterprises, Inc.	70,727	2,766,840

		13,146,034

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	28,637	691,297

Machinery (3.3%)
374Water, Inc.(x)*	67,201	84,673
3D Systems Corp.*	149,840	665,290
Alamo Group, Inc.	11,273	2,573,964
Albany International Corp., Class A	34,948	3,267,987
Astec Industries, Inc.	25,892	1,131,739
Barnes Group, Inc.	55,457	2,060,228
Blue Bird Corp.*	29,448	1,129,036
Chart Industries, Inc.(x)*	48,014	7,908,866
Columbus McKinnon Corp.	31,457	1,403,926
Commercial Vehicle Group, Inc.*	38,091	244,925
Desktop Metal, Inc., Class A(x)*	336,942	296,509
Douglas Dynamics, Inc.	25,473	614,409
Energy Recovery, Inc.*	62,150	981,348
Enerpac Tool Group Corp., Class A	60,980	2,174,547
Enpro, Inc.	23,404	3,949,893
ESCO Technologies, Inc.	28,604	3,062,058
Federal Signal Corp.	66,944	5,681,537
Franklin Electric Co., Inc.	51,595	5,510,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gencor Industries, Inc.*	12,254	$204,519
Gorman-Rupp Co. (The)	26,047	1,030,159
Greenbrier Cos., Inc. (The)	34,096	1,776,402
Helios Technologies, Inc.	37,046	1,655,586
Hillenbrand, Inc.	78,286	3,937,003
Hillman Solutions Corp.*	218,077	2,320,339
Hyliion Holdings Corp.(x)*	161,829	284,819
Hyster-Yale Materials Handling, Inc.	12,496	801,868
John Bean Technologies Corp.	35,574	3,731,357
Kadant, Inc.	13,059	4,284,658
Kennametal, Inc.	89,058	2,221,106
Lindsay Corp.	12,513	1,472,280
Luxfer Holdings plc	30,068	311,805
Manitowoc Co., Inc. (The)*	40,113	567,198
Mayville Engineering Co., Inc.*	12,530	179,555
Microvast Holdings, Inc.(x)*	249,945	209,204
Miller Industries, Inc.	12,790	640,779
Mueller Industries, Inc.	125,219	6,753,061
Mueller Water Products, Inc., Class A	173,354	2,789,266
Nikola Corp.(x)*	697,429	725,326
Omega Flex, Inc.	3,834	271,946
Park-Ohio Holdings Corp.	9,072	242,041
Proto Labs, Inc.*	28,981	1,036,071
REV Group, Inc.	35,576	785,874
Shyft Group, Inc. (The)	36,881	458,062
SPX Technologies, Inc.*	49,310	6,071,540
Standex International Corp.	13,175	2,400,748
Tennant Co.	20,681	2,515,016
Terex Corp.	74,285	4,783,954
Titan International, Inc.*	57,396	715,154
Trinity Industries, Inc.	90,695	2,525,856
Velo3D, Inc.(x)*	105,945	48,269
Wabash National Corp.	51,423	1,539,605
Watts Water Technologies, Inc., Class A	30,555	6,494,465

		108,526,688

Marine Transportation (0.3%)
Costamare, Inc.	52,923	600,676
Eagle Bulk Shipping, Inc.(x)	10,199	637,132
Genco Shipping & Trading Ltd.	47,000	955,510
Golden Ocean Group Ltd.(x)	140,248	1,817,614
Himalaya Shipping Ltd.	32,854	253,304
Matson, Inc.	38,550	4,333,020
Pangaea Logistics Solutions Ltd.	42,352	295,193
Safe Bulkers, Inc.	71,779	356,024

		9,248,473

Passenger Airlines (0.3%)
Allegiant Travel Co.	17,653	1,327,682
Blade Air Mobility, Inc.*	69,831	199,018
Frontier Group Holdings, Inc.(x)*	42,400	343,864
Hawaiian Holdings, Inc.*	57,831	770,887
JetBlue Airways Corp.*	375,398	2,785,453
Joby Aviation, Inc.(x)*	311,267	1,668,391
SkyWest, Inc.*	45,242	3,125,318
Spirit Airlines, Inc.	126,304	611,312
Sun Country Airlines Holdings, Inc.*	43,398	654,876

		11,486,801

Professional Services (2.1%)
Alight, Inc., Class A*	462,775	4,558,334
ASGN, Inc.*	51,503	5,395,454
Asure Software, Inc.*	26,590	206,870
Barrett Business Services, Inc.	7,266	920,748
BlackSky Technology, Inc., Class A(x)*	148,305	201,695
CBIZ, Inc.*	53,535	4,202,497
Conduent, Inc.*	194,013	655,764
CRA International, Inc.	7,707	1,152,813
CSG Systems International, Inc.	33,074	1,704,634
ExlService Holdings, Inc.*	180,607	5,743,303
Exponent, Inc.	56,570	4,677,773
First Advantage Corp.(x)	61,596	999,087
FiscalNote Holdings, Inc.(x)*	51,174	68,061
Forrester Research, Inc.*	13,950	300,762
Franklin Covey Co.*	13,380	525,299
Heidrick & Struggles International, Inc.	22,263	749,373
HireQuest, Inc.	5,706	73,893
HireRight Holdings Corp.*	15,671	223,625
Huron Consulting Group, Inc.*	20,761	2,005,928
IBEX Holdings Ltd.*	10,229	157,833
ICF International, Inc.	20,914	3,150,276
Innodata, Inc.(x)*	30,493	201,254
Insperity, Inc.	39,719	4,353,600
Kelly Services, Inc., Class A	35,350	885,164
Kforce, Inc.	21,016	1,482,048
Korn Ferry	58,275	3,832,164
Legalzoom.com, Inc.*	149,357	1,992,422
Maximus, Inc.	67,945	5,700,585
Mistras Group, Inc.*	22,331	213,484
NV5 Global, Inc.*	15,528	1,521,899
Planet Labs PBC(x)*	193,515	493,463
Resources Connection, Inc.	36,273	477,353
Skillsoft Corp.(x)*	5,784	52,056
Sterling Check Corp.*	34,119	548,634
TriNet Group, Inc.	35,760	4,737,842
TrueBlue, Inc.*	33,210	415,789
TTEC Holdings, Inc.	22,848	236,934
Upwork, Inc.*	139,660	1,712,232
Verra Mobility Corp., Class A*	152,838	3,816,365
Willdan Group, Inc.*	14,025	406,585

		70,753,895

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	24,136	312,561
Applied Industrial Technologies, Inc.	43,109	8,516,183
Beacon Roofing Supply, Inc.*	70,643	6,924,427
BlueLinx Holdings, Inc.*	9,640	1,255,514
Boise Cascade Co.	44,368	6,804,720
Custom Truck One Source, Inc.*	65,275	379,900
Distribution Solutions Group, Inc.*	11,304	401,066
DNOW, Inc.*	118,946	1,807,979
DXP Enterprises, Inc.*	14,688	789,186
EVI Industries, Inc.(x)	4,651	115,810
FTAI Aviation Ltd.	111,190	7,483,087
GATX Corp.	39,667	5,316,568
Global Industrial Co.	14,893	666,909
GMS, Inc.*	44,755	4,356,452
H&E Equipment Services, Inc.	35,912	2,304,832
Herc Holdings, Inc.	31,577	5,314,409
Hudson Technologies, Inc.*	49,933	549,762
Karat Packaging, Inc.	6,635	189,827
McGrath RentCorp	27,582	3,402,791
MRC Global, Inc.*	95,602	1,201,717
Rush Enterprises, Inc., Class A	67,767	3,626,890
Rush Enterprises, Inc., Class B	10,384	553,363
Titan Machinery, Inc.*	23,692	587,799
Transcat, Inc.*	9,157	1,020,365
Willis Lease Finance Corp.*	3,424	169,899
Xometry, Inc., Class A(x)*	37,467	632,818

		64,684,834

Total Industrials		522,230,083

Information Technology (13.5%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.	87,834	477,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Aviat Networks, Inc.*	12,433	$476,681
Calix, Inc.*	65,865	2,184,083
Cambium Networks Corp.*	14,165	61,051
Clearfield, Inc.(x)*	14,398	444,034
CommScope Holding Co., Inc.*	243,548	319,048
Comtech Telecommunications Corp.*	31,071	106,574
Digi International, Inc.*	40,044	1,278,605
DZS, Inc.(x)*	25,187	33,247
Extreme Networks, Inc.*	140,937	1,626,413
Harmonic, Inc.*	122,984	1,652,905
Infinera Corp.(x)*	227,242	1,370,269
KVH Industries, Inc.*	21,811	111,236
NETGEAR, Inc.*	33,573	529,446
NetScout Systems, Inc.*	76,214	1,664,514
Ribbon Communications, Inc.*	98,112	313,958
Viavi Solutions, Inc.*	247,108	2,246,212

		14,896,093

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc.(x)*	24,893	187,942
Advanced Energy Industries, Inc.	42,019	4,285,098
Aeva Technologies, Inc.(x)*	19,993	78,573
Akoustis Technologies, Inc.(x)*	85,003	50,245
Arlo Technologies, Inc.*	101,519	1,284,215
Badger Meter, Inc.	32,861	5,317,238
Bel Fuse, Inc., Class B	11,919	718,835
Belden, Inc.	46,538	4,309,884
Benchmark Electronics, Inc.	39,346	1,180,774
Climb Global Solutions, Inc.	4,834	342,634
CTS Corp.	34,603	1,619,074
Daktronics, Inc.*	41,638	414,715
ePlus, Inc.*	29,684	2,331,381
Evolv Technologies Holdings, Inc.(x)*	124,517	554,101
Fabrinet*	41,115	7,771,557
FARO Technologies, Inc.*	21,830	469,563
Insight Enterprises, Inc.*	31,407	5,826,627
Iteris, Inc.*	49,661	245,325
Itron, Inc.*	50,883	4,707,695
Kimball Electronics, Inc.*	27,000	584,550
Knowles Corp.*	99,180	1,596,798
Lightwave Logic, Inc.(x)*	131,965	617,596
Luna Innovations, Inc.(x)*	38,148	122,264
Methode Electronics, Inc.	38,842	473,096
MicroVision, Inc.(x)*	211,459	389,085
Mirion Technologies, Inc., Class A*	223,758	2,544,129
Napco Security Technologies, Inc.	37,061	1,488,370
nLight, Inc.*	51,012	663,156
Novanta, Inc.*	39,994	6,989,751
OSI Systems, Inc.*	17,983	2,568,332
PAR Technology Corp.(x)*	30,353	1,376,812
PC Connection, Inc.	13,094	863,287
Plexus Corp.*	30,659	2,907,086
Presto Automation, Inc.(x)*	6,429	1,119
Richardson Electronics Ltd.	13,267	122,189
Rogers Corp.*	19,341	2,295,583
Sanmina Corp.*	61,549	3,827,117
ScanSource, Inc.*	27,612	1,216,033
SmartRent, Inc., Class A(x)*	212,065	568,334
TTM Technologies, Inc.*	113,869	1,782,050
Vishay Intertechnology, Inc.	142,072	3,222,193
Vishay Precision Group, Inc.*	14,257	503,700
Vuzix Corp.(x)*	72,657	87,915

		78,506,021

IT Services (0.4%)
Applied Digital Corp.(x)*	95,343	408,068
BigBear.ai Holdings, Inc.(x)*	34,979	71,707
BigCommerce Holdings, Inc.*	75,733	521,800
Brightcove, Inc.*	52,795	102,422
Couchbase, Inc.*	39,130	1,029,510
DigitalOcean Holdings, Inc.*	68,400	2,611,512
Fastly, Inc., Class A*	137,647	1,785,282
Grid Dynamics Holdings, Inc.*	63,820	784,348
Hackett Group, Inc. (The)	28,307	687,860
Information Services Group, Inc.	39,139	158,122
Perficient, Inc.*	38,334	2,157,821
Rackspace Technology, Inc.(x)*	72,793	115,013
Squarespace, Inc., Class A*	63,417	2,310,915
Thoughtworks Holding, Inc.*	105,441	266,766
Tucows, Inc., Class A(x)*	11,768	218,414
Unisys Corp.*	75,716	371,766

		13,601,326

Semiconductors & Semiconductor Equipment (2.7%)
ACM Research, Inc., Class A*	55,371	1,613,511
Aehr Test Systems(x)*	32,121	398,300
Alpha & Omega Semiconductor Ltd.*	26,536	584,853
Ambarella, Inc.*	43,208	2,193,670
Amkor Technology, Inc.	125,720	4,053,213
Atomera, Inc.(x)*	24,840	153,014
Axcelis Technologies, Inc.*	36,407	4,060,109
CEVA, Inc.*	26,479	601,338
Cohu, Inc.*	52,146	1,738,026
Credo Technology Group Holding Ltd.*	133,414	2,827,043
Diodes, Inc.*	50,447	3,556,514
FormFactor, Inc.*	86,179	3,932,348
Ichor Holdings Ltd.*	32,830	1,267,895
Impinj, Inc.*	26,051	3,345,209
indie Semiconductor, Inc., Class A(x)*	171,410	1,213,583
inTEST Corp.*	11,517	152,600
Kulicke & Soffa Industries, Inc.	63,897	3,214,658
MACOM Technology Solutions Holdings, Inc.*	61,958	5,925,663
Maxeon Solar Technologies Ltd.(x)*	30,363	101,109
MaxLinear, Inc., Class A*	84,945	1,585,923
Navitas Semiconductor Corp., Class A*	123,273	588,012
NVE Corp.	5,546	500,138
Onto Innovation, Inc.*	54,705	9,905,981
PDF Solutions, Inc.*	34,423	1,159,022
Photronics, Inc.*	68,189	1,931,113
Power Integrations, Inc.	63,455	4,540,205
Rambus, Inc.*	120,321	7,437,041
Semtech Corp.*	71,414	1,963,171
Silicon Laboratories, Inc.*	35,471	5,097,892
SiTime Corp.*	19,803	1,846,234
SkyWater Technology, Inc.(x)*	19,978	203,176
SMART Global Holdings, Inc.*	55,058	1,449,127
Synaptics, Inc.*	44,086	4,301,030
Transphorm, Inc.*	31,928	156,767
Ultra Clean Holdings, Inc.*	49,676	2,282,115
Veeco Instruments, Inc.*	56,788	1,997,234

		87,876,837

Software (5.7%)
8x8, Inc.*	138,918	375,079
A10 Networks, Inc.	79,851	1,093,160
ACI Worldwide, Inc.*	121,162	4,023,790
Adeia, Inc.	119,284	1,302,581
Agilysys, Inc.*	22,590	1,903,433
Alarm.com Holdings, Inc.*	53,513	3,878,087
Alkami Technology, Inc.*	45,292	1,112,824
Altair Engineering, Inc., Class A*	61,294	5,280,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
American Software, Inc., Class A	36,249	$415,051
Amplitude, Inc., Class A*	77,928	847,857
Appfolio, Inc., Class A*	21,449	5,292,326
Appian Corp., Class A*	45,823	1,830,629
Asana, Inc., Class A(x)*	92,608	1,434,498
Aurora Innovation, Inc., Class A*	385,499	1,087,107
AvePoint, Inc.*	165,487	1,310,657
Bit Digital, Inc.(x)*	92,379	265,128
Blackbaud, Inc.*	48,646	3,606,614
BlackLine, Inc.*	63,601	4,107,353
Box, Inc., Class A*	157,465	4,459,409
Braze, Inc., Class A*	59,701	2,644,754
C3.ai, Inc., Class A(x)*	92,709	2,509,633
Cerence, Inc.*	45,943	723,602
Cipher Mining, Inc.(x)*	50,130	258,169
Cleanspark, Inc.*	215,315	4,566,831
Clear Secure, Inc., Class A	93,640	1,991,723
CommVault Systems, Inc.*	49,221	4,992,486
Consensus Cloud Solutions, Inc.*	22,321	354,011
CoreCard Corp.(x)*	6,415	70,886
CS Disco, Inc.*	25,637	208,429
CXApp, Inc.(x)*	2,151	5,270
Digimarc Corp.(x)*	16,359	444,638
Digital Turbine, Inc.*	111,248	291,470
Domo, Inc., Class B*	36,898	329,130
E2open Parent Holdings, Inc.*	195,513	868,078
eGain Corp.*	24,598	158,657
Enfusion, Inc., Class A(x)*	43,881	405,899
Envestnet, Inc.*	55,960	3,240,644
Everbridge, Inc.*	46,831	1,631,124
EverCommerce, Inc.(x)*	25,767	242,725
Expensify, Inc., Class A*	68,237	125,556
Freshworks, Inc., Class A*	180,955	3,295,191
Instructure Holdings, Inc.*	22,202	474,679
Intapp, Inc.*	44,486	1,525,870
InterDigital, Inc.(x)	28,733	3,058,915
Jamf Holding Corp.*	78,936	1,448,476
Kaltura, Inc.(x)*	91,194	123,112
LivePerson, Inc.(x)*	91,259	91,022
LiveRamp Holdings, Inc.*	72,117	2,488,036
Marathon Digital Holdings, Inc.(x)*	250,242	5,650,464
Matterport, Inc.(x)*	294,728	666,085
MeridianLink, Inc.*	28,284	528,911
MicroStrategy, Inc., Class A(x)*	16,591	28,280,355
Mitek Systems, Inc.*	49,115	692,521
Model N, Inc.*	43,858	1,248,637
N-able, Inc.*	77,476	1,012,611
NextNav, Inc.(x)*	62,531	411,454
Olo, Inc., Class A*	116,109	637,438
ON24, Inc.	35,370	252,542
OneSpan, Inc.*	45,648	530,886
PagerDuty, Inc.*	99,676	2,260,652
PowerSchool Holdings, Inc., Class A(x)*	63,121	1,343,846
Progress Software Corp.	49,596	2,643,963
PROS Holdings, Inc.*	49,920	1,813,594
Q2 Holdings, Inc.*	63,580	3,341,765
Qualys, Inc.*	41,551	6,933,615
Rapid7, Inc.*	67,725	3,321,234
Red Violet, Inc.*	11,860	231,863
Rimini Street, Inc.*	62,434	203,535
Riot Platforms, Inc.(x)*	216,732	2,652,800
Sapiens International Corp. NV	34,316	1,103,603
SEMrush Holdings, Inc., Class A(x)*	34,960	463,570
SolarWinds Corp.*	57,099	720,589
SoundHound AI, Inc., Class A(x)*	154,091	907,596
SoundThinking, Inc.*	11,012	174,871
Sprinklr, Inc., Class A*	117,942	1,447,148
Sprout Social, Inc., Class A(x)*	54,435	3,250,314
SPS Commerce, Inc.*	40,995	7,579,975
Tenable Holdings, Inc.*	130,111	6,431,387
Terawulf, Inc.(x)*	155,920	410,070
Varonis Systems, Inc.*	121,417	5,727,240
Verint Systems, Inc.*	68,374	2,266,598
Veritone, Inc.(x)*	38,079	200,295
Viant Technology, Inc., Class A*	16,523	176,135
Weave Communications, Inc.*	38,063	436,963
Workiva, Inc., Class A*	55,525	4,708,520
Xperi, Inc.*	49,595	598,116
Yext, Inc.*	120,710	727,881
Zeta Global Holdings Corp., Class A*	158,325	1,730,492
Zuora, Inc., Class A*	151,420	1,380,950

		187,296,161

Technology Hardware, Storage & Peripherals (1.9%)
CompoSecure, Inc., Class A(x)*	14,235	102,919
Corsair Gaming, Inc.*	42,525	524,758
CPI Card Group, Inc.(x)*	4,286	76,548
Eastman Kodak Co.*	63,648	315,058
Immersion Corp.	36,399	272,264
Intevac, Inc.(x)*	30,108	115,615
IonQ, Inc.(x)*	183,146	1,829,629
Super Micro Computer, Inc.*	56,823	57,392,935
Turtle Beach Corp.*	17,818	307,182
Xerox Holdings Corp.(x)	130,660	2,338,814

		63,275,722

Total Information Technology		445,452,160

Materials (4.1%)
Chemicals (1.7%)
AdvanSix, Inc.	29,701	849,449
American Vanguard Corp.	30,429	394,055
Arcadium Lithium plc(x)*	1,142,873	4,925,783
Aspen Aerogels, Inc.*	58,198	1,024,285
Avient Corp.	101,015	4,384,051
Balchem Corp.	35,732	5,536,673
Cabot Corp.	60,761	5,602,164
Core Molding Technologies, Inc.*	8,505	161,000
Danimer Scientific, Inc., Class A(x)*	108,522	118,289
Ecovyst, Inc.*	104,252	1,162,410
Hawkins, Inc.	21,615	1,660,032
HB Fuller Co.	60,442	4,819,645
Ingevity Corp.*	40,831	1,947,639
Innospec, Inc.	27,868	3,593,300
Intrepid Potash, Inc.*	11,853	247,254
Koppers Holdings, Inc.	22,843	1,260,248
Kronos Worldwide, Inc.	24,590	290,162
LSB Industries, Inc.*	59,958	526,431
Mativ Holdings, Inc.	59,956	1,124,175
Minerals Technologies, Inc.	36,350	2,736,428
Origin Materials, Inc.(x)*	127,267	64,906
Orion SA	63,105	1,484,230
Perimeter Solutions SA*	167,239	1,240,913
PureCycle Technologies, Inc.(x)*	129,697	806,715
Quaker Chemical Corp.	15,513	3,184,043
Rayonier Advanced Materials, Inc.*	69,544	332,420
Sensient Technologies Corp.	47,019	3,253,245
Stepan Co.	23,796	2,142,592
Trinseo plc	38,918	147,110
Tronox Holdings plc	130,765	2,268,773
Valhi, Inc.(x)	3,234	55,560

		57,343,980

Construction Materials (0.4%)
Knife River Corp.*	63,204	5,124,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Summit Materials, Inc., Class A*	133,439	$5,947,376
United States Lime & Minerals, Inc.	2,297	684,828

		11,756,784

Containers & Packaging (0.3%)
Greif, Inc., Class A	27,169	1,876,020
Greif, Inc., Class B	5,889	409,403
Myers Industries, Inc.	41,452	960,443
O-I Glass, Inc.*	173,534	2,878,929
Pactiv Evergreen, Inc.	45,102	645,860
Ranpak Holdings Corp., Class A*	49,336	388,274
TriMas Corp.	46,105	1,232,387

		8,391,316

Metals & Mining (1.6%)
5E Advanced Materials, Inc.(x)*	51,287	68,725
Alpha Metallurgical Resources, Inc.	12,901	4,272,424
Arch Resources, Inc.	20,106	3,232,844
ATI, Inc.*	144,069	7,372,011
Caledonia Mining Corp. plc(x)	15,228	168,574
Carpenter Technology Corp.	54,653	3,903,317
Century Aluminum Co.*	59,947	922,584
Coeur Mining, Inc.*	375,534	1,415,763
Commercial Metals Co.	130,871	7,691,289
Compass Minerals International, Inc.	38,891	612,144
Constellium SE*	149,878	3,313,803
Contango ORE, Inc.(x)*	9,054	179,722
Dakota Gold Corp.*	65,939	156,275
Haynes International, Inc.	14,366	863,684
Hecla Mining Co.	682,531	3,282,974
i-80 Gold Corp.(x)*	222,873	298,650
Ivanhoe Electric, Inc.*	65,549	642,380
Kaiser Aluminum Corp.	17,793	1,589,982
Materion Corp.	22,939	3,022,213
Metallus, Inc.*	47,756	1,062,571
Novagold Resources, Inc.*	275,504	826,512
Olympic Steel, Inc.	11,232	796,124
Perpetua Resources Corp.*	39,937	166,138
Piedmont Lithium, Inc.(x)*	20,645	274,991
Radius Recycling, Inc.	29,783	629,315
Ramaco Resources, Inc., Class A(x)	25,390	427,567
Ramaco Resources, Inc., Class B	5,732	71,937
Ryerson Holding Corp.	31,415	1,052,403
SunCoke Energy, Inc.	95,225	1,073,186
Tredegar Corp.	30,697	200,144
Warrior Met Coal, Inc.	57,785	3,507,550
Worthington Steel, Inc.	34,395	1,233,061

		54,330,857

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	18,373	803,451
Glatfelter Corp.*	57,584	115,168
Sylvamo Corp.	39,998	2,469,477

		3,388,096

Total Materials		135,211,033

Real Estate (5.0%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	80,883	1,332,143
Alpine Income Property Trust, Inc. (REIT)	14,322	218,840
American Assets Trust, Inc. (REIT)	54,256	1,188,749
Armada Hoffler Properties, Inc. (REIT)	76,763	798,335
Broadstone Net Lease, Inc. (REIT)	209,997	3,290,653
CTO Realty Growth, Inc. (REIT)	24,115	408,749
Empire State Realty Trust, Inc. (REIT), Class A	147,533	1,494,509
Essential Properties Realty Trust, Inc. (REIT)	174,228	4,644,918
Gladstone Commercial Corp. (REIT)	45,152	624,904
Global Net Lease, Inc. (REIT)(x)	217,397	1,689,175
NexPoint Diversified Real Estate Trust (REIT)	37,603	248,180
One Liberty Properties, Inc. (REIT)	17,820	402,554

		16,341,709

Health Care REITs (0.4%)
CareTrust REIT, Inc. (REIT)	133,915	3,263,509
Community Healthcare Trust, Inc. (REIT)	29,999	796,473
Diversified Healthcare Trust (REIT)	264,093	649,669
Global Medical REIT, Inc. (REIT)	69,052	604,205
LTC Properties, Inc. (REIT)	45,806	1,489,153
National Health Investors, Inc. (REIT)	46,633	2,929,951
Sabra Health Care REIT, Inc. (REIT)	258,571	3,819,094
Universal Health Realty Income Trust (REIT)	14,444	530,239

		14,082,293

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	240,866	3,945,385
Braemar Hotels & Resorts, Inc. (REIT)	80,243	160,486
Chatham Lodging Trust (REIT)	55,487	560,974
DiamondRock Hospitality Co. (REIT)	234,883	2,257,226
Pebblebrook Hotel Trust (REIT)(x)	132,811	2,046,618
RLJ Lodging Trust (REIT)	171,272	2,024,435
Ryman Hospitality Properties, Inc. (REIT)	65,192	7,536,847
Service Properties Trust (REIT)	184,199	1,248,869
Summit Hotel Properties, Inc. (REIT)	116,107	755,857
Sunstone Hotel Investors, Inc. (REIT)	229,596	2,557,699
Xenia Hotels & Resorts, Inc. (REIT)	117,932	1,770,159

		24,864,555

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	31,193	3,229,723
LXP Industrial Trust (REIT)	323,672	2,919,521
Plymouth Industrial REIT, Inc. (REIT)	50,466	1,135,485
Terreno Realty Corp. (REIT)	94,462	6,272,277

		13,557,006

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	193,917	930,802
City Office REIT, Inc. (REIT)	45,828	238,764
COPT Defense Properties (REIT)	125,964	3,044,550
Douglas Emmett, Inc. (REIT)(x)	97,486	1,352,131
Easterly Government Properties, Inc. (REIT), Class A	106,735	1,228,520
Equity Commonwealth (REIT)*	114,024	2,152,773
Hudson Pacific Properties, Inc. (REIT)	157,384	1,015,127
JBG SMITH Properties (REIT)	104,825	1,682,441
Office Properties Income Trust (REIT)(x)	54,844	111,882
Orion Office REIT, Inc. (REIT)	67,166	235,753
Paramount Group, Inc. (REIT)	210,809	988,694
Peakstone Realty Trust (REIT)(x)	41,650	671,814
Piedmont Office Realty Trust, Inc. (REIT), Class A	140,725	989,297
Postal Realty Trust, Inc. (REIT), Class A	21,569	308,868
SL Green Realty Corp. (REIT)(x)	71,011	3,914,836

		18,866,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.6%)
American Realty Investors, Inc.*	1,937	$34,711
Anywhere Real Estate, Inc.*	122,846	759,188
Compass, Inc., Class A*	316,220	1,138,392
Cushman & Wakefield plc*	188,369	1,970,340
DigitalBridge Group, Inc.	180,716	3,482,397
Douglas Elliman, Inc.*	91,265	144,199
eXp World Holdings, Inc.(x)	81,329	840,129
Forestar Group, Inc.*	20,299	815,817
FRP Holdings, Inc.*	7,513	461,298
Kennedy-Wilson Holdings, Inc.	133,674	1,146,923
Marcus & Millichap, Inc.	26,443	903,557
Maui Land & Pineapple Co., Inc.*	8,767	189,893
Newmark Group, Inc., Class A	151,507	1,680,213
Opendoor Technologies, Inc.*	633,118	1,918,347
RE/MAX Holdings, Inc., Class A	19,562	171,559
Redfin Corp.(x)*	124,935	830,818
RMR Group, Inc. (The), Class A	16,844	404,256
St Joe Co. (The)	38,467	2,229,932
Star Holdings*	15,912	205,583
Stratus Properties, Inc.*	6,484	148,030
Tejon Ranch Co.*	22,825	351,733
Transcontinental Realty Investors, Inc.*	1,627	61,256

		19,888,571

Residential REITs (0.3%)
Apartment Investment and
Management Co. (REIT), Class A*	161,055	1,319,040
BRT Apartments Corp. (REIT)	14,012	235,402
Centerspace (REIT)	17,222	984,065
Clipper Realty, Inc. (REIT)	13,165	63,587
Elme Communities (REIT)	98,013	1,364,341
Independence Realty Trust, Inc. (REIT)	252,047	4,065,518
NexPoint Residential Trust, Inc. (REIT)	25,679	826,607
UMH Properties, Inc. (REIT)	67,788	1,100,877
Veris Residential, Inc. (REIT)	88,198	1,341,492

		11,300,929

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	107,592	1,830,140
Alexander’s, Inc. (REIT)	2,389	518,747
CBL & Associates Properties, Inc. (REIT)(x)	30,972	709,569
Getty Realty Corp. (REIT)	53,314	1,458,138
InvenTrust Properties Corp. (REIT)	75,939	1,952,392
Kite Realty Group Trust (REIT)	243,212	5,272,836
Macerich Co. (The) (REIT)	241,416	4,159,598
NETSTREIT Corp. (REIT)(x)	77,147	1,417,190
Phillips Edison & Co., Inc. (REIT)	134,454	4,822,865
Retail Opportunity Investments Corp. (REIT)	137,498	1,762,724
Saul Centers, Inc. (REIT)	12,952	498,522
SITE Centers Corp. (REIT)	212,917	3,119,234
Tanger, Inc. (REIT)	116,451	3,438,798
Urban Edge Properties (REIT)	128,341	2,216,449
Whitestone REIT (REIT)	54,752	687,138

		33,864,340

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	50,901	565,001
Four Corners Property Trust, Inc. (REIT)	101,061	2,472,963
Gladstone Land Corp. (REIT)	38,580	514,657
Outfront Media, Inc. (REIT)	164,834	2,767,563
PotlatchDeltic Corp. (REIT)	88,383	4,155,769
Safehold, Inc. (REIT)	55,359	1,140,395
Uniti Group, Inc. (REIT)	266,081	1,569,878

		13,186,226

Total Real Estate		165,951,881

Utilities (2.3%)
Electric Utilities (0.6%)
ALLETE, Inc.	64,563	3,850,537
Genie Energy Ltd., Class B	22,984	346,599
MGE Energy, Inc.(x)	40,758	3,208,470
Otter Tail Corp.	46,118	3,984,595
PNM Resources, Inc.	95,772	3,604,858
Portland General Electric Co.	113,567	4,769,814

		19,764,873

Gas Utilities (0.8%)
Brookfield Infrastructure Corp.,
Class A(x)	133,901	4,825,792
Chesapeake Utilities Corp.	24,249	2,601,918
New Jersey Resources Corp.	108,581	4,659,211
Northwest Natural Holding Co.	40,924	1,523,191
ONE Gas, Inc.	61,661	3,978,984
RGC Resources, Inc.	8,957	181,290
Southwest Gas Holdings, Inc.	69,724	5,308,088
Spire, Inc.	58,741	3,604,935

		26,683,409

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A(x)*	72,778	347,879
Montauk Renewables, Inc.*	74,876	311,484
Ormat Technologies, Inc.	60,390	3,997,214
Sunnova Energy International, Inc.(x)*	121,109	742,398

		5,398,975

Multi-Utilities (0.4%)
Avista Corp.	86,558	3,031,261
Black Hills Corp.	76,361	4,169,311
Northwestern Energy Group, Inc.	68,860	3,507,040
Unitil Corp.	18,175	951,461

		11,659,073

Water Utilities (0.3%)
American States Water Co.	41,394	2,990,303
Artesian Resources Corp., Class A	10,308	382,530
Cadiz, Inc.(x)*	49,945	144,840
California Water Service Group	64,560	3,000,749
Consolidated Water Co. Ltd.	17,132	502,139
Global Water Resources, Inc.	13,097	168,165
Middlesex Water Co.	19,574	1,027,635
Pure Cycle Corp.*	22,979	218,300
SJW Group	35,657	2,017,830
York Water Co. (The)	16,400	594,828

		11,047,319

Total Utilities		74,553,649

Total Common Stocks (90.1%) (Cost $2,218,393,814)		2,978,648,087

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Empire Petroleum Corp., expiring 4/3/24(x)*	12,224	—

Total Energy		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR *	68,139	27,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Rights	Value (Note 1)
Icosavax, Inc., CVR*	31,364	$9,409

Total Health Care		36,665

Total Rights (0.0%)† (Cost $27,223)		36,665

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.9%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	7,000,000	7,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	25,000,000	25,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	30,000,000	30,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 5.21% (7 day yield) (xx)	10,100,000	10,100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	10,184,968	10,184,968
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	138,979,670	139,035,261
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	12,000,000	12,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.26% (7 day yield) (xx)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.22% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		260,320,229

Total Short-Term Investments (7.9%) (Cost $260,283,241)		260,320,229

Total Investments in Securities (98.0%) (Cost $2,478,704,278)		3,239,004,981
Other Assets Less Liabilities (2.0%)		66,301,188

Net Assets (100%)		$3,305,306,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $1,364,221 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $188,863,558. This was collateralized by $75,240,200 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 4/2/24 – 2/15/54 and by cash of $121,284,968 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,049	6/2024	USD	327,142,455	6,041,725

					6,041,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$64,152,400	$—		$—		$64,152,400
Consumer Discretionary	326,295,015	—		—	(b)	326,295,015
Consumer Staples	98,816,812	—		—		98,816,812
Energy	216,130,238	—		—		216,130,238
Financials	473,369,082	—		—		473,369,082
Health Care	456,392,767	—		92,967		456,485,734
Industrials	522,230,083	—		—		522,230,083
Information Technology	445,452,160	—		—		445,452,160
Materials	135,211,033	—		—		135,211,033
Real Estate	165,951,881	—		—		165,951,881
Utilities	74,553,649	—		—		74,553,649
Future	6,041,725	—		—		6,041,725
Rights
Energy	—	—	(b)	—		—	(b)
Health Care	—	36,665		—		36,665
Short-Term Investments
Investment Companies	260,320,229	—		—		260,320,229

Total Assets	$3,244,917,074	$36,665		$92,967		$3,245,046,706

Total Liabilities	$—	$—		$—		$—

Total	$3,244,917,074	$36,665		$92,967		$3,245,046,706

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $3,432 transferred from Level 3 to Level 1 at the end of the period due to observable market data.

(b)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,281,466,942
Aggregate gross unrealized depreciation	(546,731,477)

Net unrealized appreciation	$734,735,465

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,510,311,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.6%)
Ampol Ltd.	23,978	$621,729
ANZ Group Holdings Ltd.	315,321	6,041,081
APA Group	131,058	718,247
Aristocrat Leisure Ltd.	61,519	1,723,821
ASX Ltd.	20,292	878,290
Aurizon Holdings Ltd.	179,766	468,578
BHP Group Ltd. (ASE Stock Exchange)	266,152	7,678,098
BHP Group Ltd. (London Stock Exchange)	265,671	7,628,454
BlueScope Steel Ltd.	50,920	791,391
Brambles Ltd.	143,894	1,514,362
CAR Group Ltd.	38,606	907,686
Cochlear Ltd.	6,906	1,518,940
Coles Group Ltd.	143,725	1,586,573
Commonwealth Bank of Australia	175,867	13,791,413
Computershare Ltd.	54,846	933,182
Dexus (REIT)	116,718	601,629
EBOS Group Ltd.	14,906	305,017
Endeavour Group Ltd.	138,277	496,496
Fortescue Ltd.	180,615	3,024,833
Glencore plc	1,077,278	5,918,715
Goodman Group (REIT)	179,608	3,957,175
GPT Group (The) (REIT)	215,347	641,312
IDP Education Ltd.(x)	26,203	305,987
Insurance Australia Group Ltd.	245,738	1,024,865
Lottery Corp. Ltd. (The)	241,793	811,457
Macquarie Group Ltd.	38,522	5,013,041
Medibank Pvt Ltd.	287,889	705,387
Mineral Resources Ltd.	18,704	863,796
Mirvac Group (REIT)	397,355	611,090
National Australia Bank Ltd.	328,296	7,410,677
Northern Star Resources Ltd.	115,848	1,092,374
Orica Ltd.	43,525	517,910
Origin Energy Ltd.	179,584	1,076,638
Pilbara Minerals Ltd.(x)	287,086	716,515
Qantas Airways Ltd.*	105,752	375,577
QBE Insurance Group Ltd.	155,990	1,842,931
Ramsay Health Care Ltd.	18,774	691,348
REA Group Ltd.	5,323	643,346
Reece Ltd.	21,243	388,988
Rio Tinto Ltd.	38,692	3,070,013
Rio Tinto plc	118,142	7,480,996
Santos Ltd.	342,286	1,728,643
Scentre Group (REIT)	539,352	1,191,479
SEEK Ltd.	38,005	620,387
Seven Group Holdings Ltd.(x)	17,162	455,956
Sonic Healthcare Ltd.	45,765	877,087
South32 Ltd.	468,559	916,009
Stockland (REIT)	258,057	815,590
Suncorp Group Ltd.	131,648	1,405,214
Telstra Group Ltd.	438,336	1,102,577
Transurban Group	328,531	2,851,642
Treasury Wine Estates Ltd.	91,583	743,017
Vicinity Ltd. (REIT)	394,424	547,466
Washington H Soul Pattinson & Co. Ltd.	23,296	510,228
Wesfarmers Ltd.	118,971	5,302,878
Westpac Banking Corp.	368,180	6,262,029
WiseTech Global Ltd.	18,259	1,117,862
Woodside Energy Group Ltd. (ASE Stock Exchange)	151,214	3,005,430
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	956,140
Woolworths Group Ltd.	125,768	2,718,504

		129,518,096

Austria (0.2%)
Erste Group Bank AG	36,411	1,622,347
Mondi plc	43,702	769,737
OMV AG	14,592	690,469
Verbund AG	7,840	573,042
voestalpine AG	11,183	313,684

		3,969,279

Belgium (0.7%)
Ageas SA/NV	15,946	738,367
Anheuser-Busch InBev SA/NV	91,135	5,551,203
D’ieteren Group	2,008	445,398
Elia Group SA/NV	3,444	371,556
Groupe Bruxelles Lambert NV (Swiss Stock exchange)	6,489	490,217
Groupe Bruxelles Lambert NV (Turquoise Stock Exchange)	2,438	184,274
KBC Group NV	25,730	1,927,017
Lotus Bakeries NV	45	434,507
Sofina SA	1,780	399,433
Syensqo SA*	7,575	717,364
UCB SA	13,667	1,686,787
Umicore SA	24,191	521,839
Warehouses De Pauw CVA (REIT)	18,525	528,822

		13,996,784

Brazil (0.0%)†
Yara International ASA	17,381	550,207

Burkina Faso (0.0%)†
Endeavour Mining plc	16,398	333,011

Chile (0.0%)†
Antofagasta plc	40,847	1,051,207

China (0.4%)
BOC Hong Kong Holdings Ltd.	391,500	1,047,915
ESR Group Ltd.(m)	243,800	260,717
Prosus NV	153,475	4,814,137
SITC International Holdings Co. Ltd.	107,000	195,492
Wharf Holdings Ltd. (The)	110,095	361,502
Wilmar International Ltd.	214,500	544,888

		7,224,651

Denmark (3.3%)
AP Moller - Maersk A/S, Class A(x)	326	416,600
AP Moller - Maersk A/S, Class B	431	560,469
Carlsberg A/S, Class B	10,375	1,415,412
Coloplast A/S, Class B	13,229	1,789,331
Danske Bank A/S	71,151	2,130,571
Demant A/S*	10,197	508,491
DSV A/S	18,377	2,981,820
Genmab A/S*	6,827	2,081,027
Novo Nordisk A/S, Class B	342,400	43,670,056
Novonesis (Novozymes) B	40,016	2,347,619
Orsted A/S(m)*	19,694	1,103,607
Pandora A/S	8,665	1,399,658
ROCKWOOL A/S, Class B*	1,141	375,983
Tryg A/S(x)	35,816	737,020
Vestas Wind Systems A/S*	105,957	2,959,329

		64,476,993

Finland (0.9%)
Elisa OYJ	15,502	691,551
Fortum OYJ	47,593	587,652
Kesko OYJ, Class B	29,519	551,424
Kone OYJ, Class B	35,488	1,651,668
Metso OYJ	70,077	832,006
Neste OYJ	45,320	1,227,227
Nokia OYJ	564,027	2,002,575
Nordea Bank Abp	335,930	3,794,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Orion OYJ, Class B	11,938	$445,238
Sampo OYJ, Class A	47,307	2,016,733
Stora Enso OYJ, Class R	55,736	774,785
UPM-Kymmene OYJ	56,624	1,885,811
Wartsila OYJ Abp	48,757	741,155

		17,202,342

France (9.3%)
Accor SA	20,875	975,159
Adevinta ASA*	29,558	310,113
Aeroports de Paris SA	3,476	476,635
Air Liquide SA	54,952	11,432,513
Airbus SE	62,197	11,455,523
Alstom SA(x)	31,378	478,331
Amundi SA(m)	6,565	450,811
Arkema SA	6,218	654,327
AXA SA	189,281	7,109,425
BioMerieux	4,520	498,612
BNP Paribas SA	108,324	7,696,752
Bollore SE	80,836	539,829
Bouygues SA	20,147	822,257
Bureau Veritas SA	30,593	933,389
Capgemini SE	16,391	3,771,876
Carrefour SA	58,734	1,005,922
Cie de Saint-Gobain SA	47,364	3,675,526
Cie Generale des Etablissements Michelin SCA	71,670	2,746,448
Covivio SA (REIT)	6,038	310,722
Credit Agricole SA	108,055	1,610,602
Danone SA	67,315	4,349,379
Dassault Aviation SA	1,926	423,884
Dassault Systemes SE	70,799	3,134,697
Edenred SE	25,991	1,386,878
Eiffage SA	7,709	874,517
Engie SA	188,779	3,158,832
EssilorLuxottica SA	30,935	6,998,575
Eurazeo SE	4,772	418,297
Gecina SA (REIT)	4,388	448,073
Getlink SE	36,426	620,125
Hermes International SCA	3,323	8,482,154
Ipsen SA	3,511	417,799
Kering SA	7,725	3,053,203
Klepierre SA (REIT)	24,294	629,030
La Francaise des Jeux SAEM(m)	10,954	446,474
Legrand SA	27,813	2,947,195
L’Oreal SA	25,307	11,976,223
LVMH Moet Hennessy Louis Vuitton SE	28,972	26,058,496
Orange SA	194,191	2,281,068
Pernod Ricard SA	21,326	3,449,983
Publicis Groupe SA	23,770	2,591,353
Remy Cointreau SA	2,513	253,330
Renault SA	20,575	1,038,724
Rexel SA	23,657	638,825
Safran SA	35,863	8,127,002
Sartorius Stedim Biotech*	2,826	805,806
SEB SA	2,255	288,531
Societe Generale SA	78,209	2,093,363
Sodexo SA	9,063	777,125
Teleperformance SE	6,019	584,943
Thales SA	9,922	1,691,822
TotalEnergies SE	227,721	15,593,107
Unibail-Rodamco-Westfield (REIT)*	12,902	1,036,990
Veolia Environnement SA	71,514	2,324,616
Vinci SA	52,475	6,723,319
Vivendi SE	72,033	784,899
Worldline SA(m)*	25,269	312,962

		184,176,371

Germany (7.8%)
adidas AG	16,997	3,795,803
Allianz SE (Registered)	41,088	12,314,260
BASF SE	93,645	5,347,460
Bayer AG (Registered)	102,430	3,141,703
Bayerische Motoren Werke AG	33,428	3,857,384
Bayerische Motoren Werke AG (Preference)(q)	5,731	614,579
Bechtle AG	7,646	404,031
Beiersdorf AG	10,254	1,492,888
Brenntag SE	14,536	1,224,463
Carl Zeiss Meditec AG	4,428	553,194
Commerzbank AG	105,843	1,453,622
Continental AG	11,524	831,745
Covestro AG(m)*	19,902	1,088,164
Daimler Truck Holding AG	54,907	2,781,742
Deutsche Bank AG (Registered)	203,151	3,195,929
Deutsche Boerse AG	19,935	4,078,779
Deutsche Lufthansa AG (Registered)*	62,613	491,832
Deutsche Post AG	103,807	4,470,168
Deutsche Telekom AG (Registered)	340,073	8,254,975
Dr Ing hc F Porsche AG (Preference)(m)(q)	12,277	1,222,252
E.ON SE	235,563	3,274,557
Evonik Industries AG	24,597	486,281
Fresenius Medical Care AG	20,537	789,874
Fresenius SE & Co. KGaA	46,123	1,243,995
GEA Group AG	16,791	709,926
Hannover Rueck SE	6,410	1,754,444
Heidelberg Materials AG	13,561	1,491,558
Henkel AG & Co. KGaA	11,005	792,624
Henkel AG & Co. KGaA (Preference)(q)	18,389	1,478,003
Infineon Technologies AG	137,020	4,658,674
Knorr-Bremse AG	7,904	597,759
LEG Immobilien SE*	7,516	645,285
Mercedes-Benz Group AG	84,187	6,703,804
Merck KGaA	13,714	2,420,519
MTU Aero Engines AG	5,494	1,394,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,319	6,987,155
Nemetschek SE	5,978	591,536
Porsche Automobil Holding SE (Preference)(q)	16,326	865,166
Puma SE	11,249	509,954
Rational AG	466	401,693
Rheinmetall AG	4,683	2,632,225
RWE AG	67,370	2,286,580
SAP SE	109,563	21,330,741
Sartorius AG (Preference)(q)*	2,702	1,074,488
Scout24 SE(m)	8,542	643,797
Siemens AG (Registered)	79,741	15,223,617
Siemens Energy AG(x)*	55,277	1,014,103
Siemens Healthineers AG(m)*	29,554	1,808,479
Symrise AG, Class A	14,077	1,684,995
Talanx AG	6,122	484,786
Volkswagen AG	3,175	485,029
Volkswagen AG (Preference)(q)	21,984	2,913,450
Vonovia SE	76,525	2,262,117
Zalando SE(m)*	23,247	664,370

		152,920,635

Hong Kong (1.5%)
AIA Group Ltd.	1,191,812	8,001,855
CK Asset Holdings Ltd.	209,152	860,455
CK Infrastructure Holdings Ltd.	68,000	397,910
CLP Holdings Ltd.	175,500	1,398,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Futu Holdings Ltd. (ADR)*	6,388	$345,910
Hang Lung Properties Ltd.	180,000	184,441
Hang Seng Bank Ltd.	82,900	907,177
Henderson Land Development Co. Ltd.	159,025	453,086
HKT Trust & HKT Ltd.	362,013	422,285
Hong Kong & China Gas Co. Ltd.	1,115,722	845,320
Hong Kong Exchanges & Clearing Ltd.	126,158	3,671,798
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	123,000	364,080
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	1,842
Jardine Matheson Holdings Ltd.	15,400	564,102
Link REIT (REIT)	272,080	1,169,747
MTR Corp. Ltd.	166,000	547,190
Power Assets Holdings Ltd.	151,500	886,520
Prudential plc	284,636	2,669,252
Sino Land Co. Ltd.	405,172	420,862
Sun Hung Kai Properties Ltd.	146,000	1,407,415
Swire Pacific Ltd., Class A	45,000	370,262
Swire Properties Ltd.	138,800	291,542
Techtronic Industries Co. Ltd.	144,500	1,958,815
WH Group Ltd.(m)	796,603	525,172
Wharf Real Estate Investment Co. Ltd.	186,900	607,725

		29,272,816

Ireland (0.4%)
AerCap Holdings NV*	21,252	1,847,011
AIB Group plc	169,401	859,695
Bank of Ireland Group plc	114,534	1,167,689
Kerry Group plc, Class A	16,303	1,397,230
Kingspan Group plc	16,562	1,509,124
Smurfit Kappa Group plc(x)	26,569	1,211,626

		7,992,375

Israel (0.6%)
Azrieli Group Ltd.	4,926	355,699
Bank Hapoalim BM	132,628	1,243,731
Bank Leumi Le-Israel BM	154,133	1,281,490
Check Point Software Technologies Ltd.*	9,820	1,610,578
Elbit Systems Ltd.	2,632	549,829
Global-e Online Ltd.*	9,898	359,792
ICL Group Ltd.	81,138	428,988
Israel Discount Bank Ltd., Class A	134,713	697,224
Mizrahi Tefahot Bank Ltd.	16,868	632,633
Nice Ltd.*	6,544	1,703,610
Teva Pharmaceutical Industries Ltd. (ADR)*	120,502	1,700,283
Wix.com Ltd.*	5,891	809,895

		11,373,752

Italy (2.2%)
Amplifon SpA	12,997	473,937
Assicurazioni Generali SpA	105,474	2,669,528
Banco BPM SpA	130,685	869,623
Coca-Cola HBC AG	22,005	695,174
Davide Campari-Milano NV	60,150	604,412
DiaSorin SpA	1,954	188,673
Enel SpA	853,367	5,633,488
Eni SpA(x)	230,168	3,637,344
Ferrari NV	13,225	5,764,188
FinecoBank Banca Fineco SpA	61,745	924,930
Infrastrutture Wireless Italiane SpA(m)	36,130	410,447
Intesa Sanpaolo SpA	1,534,160	5,566,197
Leonardo SpA	32,785	823,416
Mediobanca Banca di Credito Finanziario SpA	53,490	796,943
Moncler SpA	22,026	1,643,907
Nexi SpA(m)*	69,067	437,689
Poste Italiane SpA(m)	57,081	714,657
Prysmian SpA	28,597	1,492,922
Recordati Industria Chimica e Farmaceutica SpA	11,564	639,261
Snam SpA	209,139	987,355
Telecom Italia SpA(x)*	1,086,535	263,864
Terna - Rete Elettrica Nazionale	149,445	1,235,012
UniCredit SpA	161,656	6,134,611

		42,607,578

Japan (21.1%)
Advantest Corp.(x)	81,600	3,608,878
Aeon Co. Ltd.	68,800	1,628,876
AGC, Inc.	20,100	727,891
Aisin Corp.(x)	14,700	597,885
Ajinomoto Co., Inc.(x)	46,500	1,730,004
ANA Holdings, Inc.(x)	16,700	348,606
Asahi Group Holdings Ltd.	49,700	1,820,166
Asahi Intecc Co. Ltd.	21,100	368,253
Asahi Kasei Corp.	127,700	933,835
Astellas Pharma, Inc.	187,500	2,012,733
Azbil Corp.(x)	12,000	330,480
Bandai Namco Holdings, Inc.(x)	62,600	1,157,054
Bridgestone Corp.	59,300	2,621,062
Brother Industries Ltd.(x)	22,000	406,778
Canon, Inc.	103,900	3,089,271
Capcom Co. Ltd.	38,400	716,861
Central Japan Railway Co.(x)	75,400	1,868,812
Chiba Bank Ltd. (The)(x)	58,900	489,277
Chubu Electric Power Co., Inc.	65,700	856,947
Chugai Pharmaceutical Co. Ltd.	71,000	2,704,360
Concordia Financial Group Ltd.(x)	112,600	564,711
Dai Nippon Printing Co. Ltd.	19,600	598,436
Daifuku Co. Ltd.	32,000	762,901
Dai-ichi Life Holdings, Inc.	100,800	2,563,615
Daiichi Sankyo Co. Ltd.	194,100	6,152,013
Daikin Industries Ltd.(x)	27,500	3,744,055
Daito Trust Construction Co. Ltd.	6,900	784,899
Daiwa House Industry Co. Ltd.	62,700	1,858,468
Daiwa Securities Group, Inc.(x)	138,600	1,049,251
Denso Corp.	196,900	3,752,520
Dentsu Group, Inc.	21,581	597,334
Disco Corp.	9,500	3,463,502
East Japan Railway Co.(x)	97,527	1,868,011
Eisai Co. Ltd.	26,300	1,082,543
ENEOS Holdings, Inc.	311,790	1,496,749
FANUC Corp.	100,400	2,798,837
Fast Retailing Co. Ltd.	18,400	5,677,527
Fuji Electric Co. Ltd.(x)	13,400	894,041
FUJIFILM Holdings Corp.	119,400	2,672,263
Fujitsu Ltd.	185,000	2,954,403
GLP J-REIT (REIT)	495	414,625
Hamamatsu Photonics KK	15,500	544,108
Hankyu Hanshin Holdings, Inc.	23,900	683,940
Hikari Tsushin, Inc.	1,900	355,575
Hirose Electric Co. Ltd.	3,224	330,110
Hitachi Construction Machinery Co. Ltd.(x)	12,300	369,536
Hitachi Ltd.	97,300	8,841,072
Honda Motor Co. Ltd.	484,700	5,966,696
Hoshizaki Corp.	11,000	399,874
Hoya Corp.	37,200	4,628,498
Hulic Co. Ltd.	37,900	388,063
Ibiden Co. Ltd.(x)	11,000	489,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co. Ltd.(x)	99,385	$678,192
Iida Group Holdings Co. Ltd.(x)	14,800	190,793
Inpex Corp.	104,500	1,587,381
Isuzu Motors Ltd.	63,000	848,573
ITOCHU Corp.(x)	124,700	5,324,751
Japan Airlines Co. Ltd.	16,538	313,652
Japan Exchange Group, Inc.	52,600	1,419,415
Japan Metropolitan Fund Invest (REIT)	799	497,726
Japan Post Bank Co. Ltd.	152,500	1,637,023
Japan Post Holdings Co. Ltd.	223,900	2,251,868
Japan Post Insurance Co. Ltd.(x)	20,500	391,298
Japan Real Estate Investment Corp. (REIT)(x)	132	469,996
Japan Tobacco, Inc.	125,900	3,350,015
JFE Holdings, Inc.	62,000	1,023,299
JSR Corp.*	19,000	543,467
Kajima Corp.	44,600	911,858
Kansai Electric Power Co., Inc. (The)(x)	71,700	1,017,858
Kao Corp.	47,700	1,782,212
Kawasaki Kisen Kaisha Ltd.(x)	40,200	539,744
KDDI Corp.(x)	156,900	4,630,923
KDX Realty Investment Corp. (REIT)	446	474,048
Keisei Electric Railway Co. Ltd.	14,300	579,444
Keyence Corp.	20,440	9,463,863
Kikkoman Corp.	69,500	888,836
Kintetsu Group Holdings Co. Ltd.(x)	20,300	590,038
Kirin Holdings Co. Ltd.	85,200	1,183,052
Kobe Bussan Co. Ltd.	16,600	406,611
Koito Manufacturing Co. Ltd.	22,400	301,123
Komatsu Ltd.	95,300	2,809,644
Konami Group Corp.	9,900	671,641
Kubota Corp.	102,500	1,602,367
Kyocera Corp.	132,400	1,761,048
Kyowa Kirin Co. Ltd.	29,700	532,669
Lasertec Corp.	7,800	2,212,009
LY Corp.(x)	281,400	711,029
M3, Inc.(x)	47,900	686,320
Makita Corp.	23,800	672,117
Marubeni Corp.	150,300	2,591,876
MatsukiyoCocokara & Co.(x)	35,400	566,966
Mazda Motor Corp.(x)	60,600	705,159
McDonald’s Holdings Co. Japan Ltd.(x)	8,376	376,250
Meiji Holdings Co. Ltd.(x)	26,044	567,745
Minebea Mitsumi, Inc.(x)	37,200	725,176
MISUMI Group, Inc.	27,600	383,151
Mitsubishi Chemical Group Corp.	138,800	842,904
Mitsubishi Corp.	362,000	8,329,013
Mitsubishi Electric Corp.	201,300	3,353,005
Mitsubishi Estate Co. Ltd.	116,100	2,105,262
Mitsubishi HC Capital, Inc.	87,200	606,276
Mitsubishi Heavy Industries Ltd.	342,990	3,092,756
Mitsubishi UFJ Financial Group, Inc.	1,164,700	11,810,110
Mitsui & Co. Ltd.	135,800	6,318,136
Mitsui Chemicals, Inc.(x)	16,500	482,422
Mitsui Fudosan Co. Ltd.	280,200	3,005,052
Mitsui OSK Lines Ltd.(x)	34,900	1,063,276
Mizuho Financial Group, Inc.	253,143	4,996,639
MonotaRO Co. Ltd.	25,500	305,737
MS&AD Insurance Group Holdings, Inc.	132,540	2,332,890
Murata Manufacturing Co. Ltd.	180,800	3,385,372
NEC Corp.	25,200	1,833,650
Nexon Co. Ltd.	34,600	573,695
Nidec Corp.	42,900	1,763,837
Nintendo Co. Ltd.	109,000	5,946,829
Nippon Building Fund, Inc. (REIT)	165	659,433
Nippon Express Holdings, Inc.	8,200	417,584
Nippon Paint Holdings Co. Ltd.	93,800	671,992
Nippon Prologis REIT, Inc. (REIT)	259	461,266
Nippon Sanso Holdings Corp.(x)	18,000	562,069
Nippon Steel Corp.(x)	90,808	2,176,921
Nippon Telegraph & Telephone Corp.	3,115,800	3,704,875
Nippon Yusen KK(x)	50,900	1,395,396
Nissan Chemical Corp.	13,100	494,560
Nissan Motor Co. Ltd.	233,600	921,561
Nissin Foods Holdings Co. Ltd.(x)	20,400	561,950
Nitori Holdings Co. Ltd.	8,800	1,326,569
Nitto Denko Corp.(x)	15,100	1,374,042
Nomura Holdings, Inc.	311,600	1,984,705
Nomura Real Estate Holdings, Inc.	10,000	281,609
Nomura Real Estate Master Fund, Inc. (REIT)(x)	454	448,662
Nomura Research Institute Ltd.	40,898	1,150,104
NTT Data Group Corp.	64,900	1,026,576
Obayashi Corp.	71,900	851,847
Obic Co. Ltd.	7,200	1,085,137
Odakyu Electric Railway Co. Ltd.(x)	32,000	440,005
Olympus Corp.(x)	129,000	1,852,170
Omron Corp.(x)	19,000	676,760
Ono Pharmaceutical Co. Ltd.(x)	38,800	634,876
Oracle Corp.	3,400	254,809
Oriental Land Co. Ltd.(x)	114,500	3,658,584
ORIX Corp.	124,600	2,714,565
Osaka Gas Co. Ltd.	39,000	875,426
Otsuka Corp.	26,400	558,240
Otsuka Holdings Co. Ltd.	43,300	1,793,726
Pan Pacific International Holdings Corp.	39,700	1,050,327
Panasonic Holdings Corp.	236,800	2,250,210
Rakuten Group, Inc.*	146,900	830,667
Recruit Holdings Co. Ltd.	151,300	6,625,497
Renesas Electronics Corp.	152,500	2,703,858
Resona Holdings, Inc.	226,405	1,393,906
Ricoh Co. Ltd.(x)	58,500	518,416
Rohm Co. Ltd.(x)	32,300	515,396
SBI Holdings, Inc.	24,920	651,067
SCREEN Holdings Co. Ltd.(x)	8,500	1,094,365
SCSK Corp.	18,600	344,895
Secom Co. Ltd.	21,200	1,534,892
Seiko Epson Corp.(x)	30,100	523,936
Sekisui Chemical Co. Ltd.	40,800	595,101
Sekisui House Ltd.	62,300	1,413,253
Seven & i Holdings Co. Ltd.	237,300	3,448,672
SG Holdings Co. Ltd.	35,900	454,027
Sharp Corp.(x)*	30,400	168,788
Shimadzu Corp.	26,500	735,761
Shimano, Inc.	8,400	1,254,340
Shimizu Corp.	53,900	346,978
Shin-Etsu Chemical Co. Ltd.	188,700	8,234,590
Shionogi & Co. Ltd.	27,200	1,389,468
Shiseido Co. Ltd.	43,800	1,194,966
Shizuoka Financial Group, Inc.(x)	52,600	498,967
SMC Corp.	6,000	3,366,627
SoftBank Corp.(x)	301,700	3,868,409
SoftBank Group Corp.	107,700	6,376,056
Sompo Holdings, Inc.	96,075	2,005,529
Sony Group Corp.	132,300	11,300,297
Square Enix Holdings Co. Ltd.	9,700	373,057
Subaru Corp.(x)	64,800	1,466,540
SUMCO Corp.	34,400	541,178
Sumitomo Corp.	109,100	2,616,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Electric Industries Ltd.	75,900	$1,170,739
Sumitomo Metal Mining Co. Ltd.(x)	26,999	799,554
Sumitomo Mitsui Financial Group, Inc.	133,297	7,776,979
Sumitomo Mitsui Trust Holdings, Inc.(x)	66,536	1,431,988
Sumitomo Realty & Development Co. Ltd.	29,900	1,109,251
Suntory Beverage & Food Ltd.	13,200	445,755
Suzuki Motor Corp.	154,800	1,759,881
Sysmex Corp.	50,400	894,768
T&D Holdings, Inc.(x)	51,800	898,749
Taisei Corp.	17,600	639,799
Takeda Pharmaceutical Co. Ltd.	166,063	4,610,667
TDK Corp.	40,500	1,977,646
Terumo Corp.(x)	141,800	2,584,867
TIS, Inc.	25,400	542,632
Tobu Railway Co. Ltd.	20,700	516,338
Toho Co. Ltd.	11,200	371,336
Tokio Marine Holdings, Inc.	189,100	5,902,348
Tokyo Electric Power Co. Holdings, Inc.*	164,300	996,567
Tokyo Electron Ltd.	49,500	12,837,693
Tokyo Gas Co. Ltd.(x)	38,700	878,407
Tokyu Corp.	54,800	665,542
TOPPAN Holdings, Inc.	23,700	591,169
Toray Industries, Inc.(x)	153,600	736,241
TOTO Ltd.	13,900	388,958
Toyota Industries Corp.	15,500	1,609,080
Toyota Motor Corp.	1,112,650	27,974,276
Toyota Tsusho Corp.	22,400	1,528,551
Trend Micro, Inc.	14,700	744,322
Unicharm Corp.	41,700	1,327,469
USS Co. Ltd.	39,800	328,512
West Japan Railway Co.(x)	46,200	961,356
Yakult Honsha Co. Ltd.(x)	29,200	596,422
Yamaha Corp.(x)	14,100	303,181
Yamaha Motor Co. Ltd.	90,300	828,854
Yamato Holdings Co. Ltd.	28,000	402,484
Yaskawa Electric Corp.	24,400	1,032,221
Yokogawa Electric Corp.	22,600	518,495
Zensho Holdings Co. Ltd.(x)	10,200	424,158
ZOZO, Inc.(x)	14,300	353,958

		415,948,181

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	425,834

Luxembourg (0.1%)
ArcelorMittal SA	53,470	1,468,400
Eurofins Scientific SE	14,097	898,521

		2,366,921

Macau (0.1%)
Galaxy Entertainment Group Ltd.	234,000	1,174,948
Sands China Ltd.*	266,400	750,504

		1,925,452

Netherlands (5.4%)
ABN AMRO Bank NV (CVA)(m)	43,692	747,123
Adyen NV(m)*	2,278	3,853,549
Aegon Ltd.	152,279	928,217
Akzo Nobel NV	17,616	1,314,767
Argenx SE (Brussels Stock Exchange)*	6,062	2,394,290
Argenx SE (Vienna Stock Exchange)*	244	96,293
ASM International NV	4,927	3,008,038
ASML Holding NV	42,298	40,713,939
ASR Nederland NV	17,513	857,594
BE Semiconductor Industries NV	8,446	1,292,988
Euronext NV(m)	9,287	883,700
EXOR NV	10,091	1,121,872
Heineken Holding NV	12,555	1,013,163
Heineken NV	30,218	2,912,546
IMCD NV	5,703	1,005,041
ING Groep NV	348,582	5,733,528
JDE Peet’s NV	10,624	223,045
Koninklijke Ahold Delhaize NV	100,804	3,014,616
Koninklijke KPN NV	349,378	1,306,427
Koninklijke Philips NV*	85,102	1,708,260
NN Group NV	26,970	1,245,916
OCI NV	13,121	359,410
Randstad NV(x)	11,764	620,873
Shell plc	682,064	22,597,761
Universal Music Group NV	84,814	2,551,064
Wolters Kluwer NV	26,075	4,084,623

		105,588,643

New Zealand (0.2%)
Auckland International Airport Ltd.	133,903	668,003
Fisher & Paykel Healthcare Corp. Ltd.	58,682	899,278
Mercury NZ Ltd.	64,627	267,577
Meridian Energy Ltd.	149,621	528,301
Spark New Zealand Ltd.	194,516	553,758
Xero Ltd.*	14,779	1,283,969

		4,200,886

Norway (0.5%)
Aker BP ASA	35,162	875,380
DNB Bank ASA	96,183	1,907,427
Equinor ASA	95,766	2,549,151
Gjensidige Forsikring ASA	18,661	270,521
Kongsberg Gruppen ASA	8,763	605,713
Mowi ASA	51,522	947,063
Norsk Hydro ASA	137,654	759,389
Orkla ASA	78,262	551,950
Salmar ASA	7,336	484,154
Telenor ASA	66,075	734,819

		9,685,567

Portugal (0.1%)
EDP - Energias de Portugal SA	312,032	1,215,255
Galp Energia SGPS SA	47,658	787,434
Jeronimo Martins SGPS SA	31,578	626,168

		2,628,857

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	385,966	791,798
CapitaLand Integrated Commercial Trust (REIT)	550,805	807,698
CapitaLand Investment Ltd.	294,200	583,933
City Developments Ltd.	47,700	206,662
DBS Group Holdings Ltd.	190,100	5,072,618
Genting Singapore Ltd.	600,241	393,419
Grab Holdings Ltd., Class A*	191,566	601,517
Jardine Cycle & Carriage Ltd.	12,400	221,965
Keppel Ltd.	149,100	810,512
Mapletree Logistics Trust (REIT)	386,051	417,430
Mapletree Pan Asia Commercial Trust (REIT)	245,400	232,633
Oversea-Chinese Banking Corp. Ltd.	364,806	3,644,683
Sea Ltd. (ADR)*	37,383	2,007,841
Seatrium Ltd.*	4,426,277	258,971
Sembcorp Industries Ltd.	97,900	391,528
Singapore Airlines Ltd.	145,200	688,228
Singapore Exchange Ltd.	83,800	571,596
Singapore Technologies Engineering Ltd.	178,900	532,626
Singapore Telecommunications Ltd.	846,600	1,586,297
STMicroelectronics NV	71,710	3,088,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United Overseas Bank Ltd.	132,675	$2,879,988

		25,790,327

South Africa (0.2%)
Anglo American plc	131,466	3,238,618

South Korea (0.0%)†
Delivery Hero SE(m)*	18,045	516,190

Spain (2.3%)
Acciona SA	2,485	302,544
ACS Actividades de Construccion y Servicios SA	22,870	956,831
Aena SME SA(m)	7,661	1,507,962
Amadeus IT Group SA	47,267	3,031,084
Banco Bilbao Vizcaya Argentaria SA	612,347	7,293,361
Banco Santander SA	1,698,074	8,283,239
CaixaBank SA(x)	393,453	1,907,174
Cellnex Telecom SA(m)	48,167	1,702,892
EDP Renovaveis SA	28,566	386,617
Enagas SA	25,191	374,096
Endesa SA	34,902	646,331
Grifols SA*	36,105	324,781
Iberdrola SA	643,882	7,985,026
Industria de Diseno Textil SA	114,452	5,762,650
Redeia Corp. SA	44,182	753,357
Repsol SA	130,455	2,173,047
Telefonica SA	512,848	2,262,387

		45,653,379

Sweden (2.7%)
Alfa Laval AB	29,801	1,171,549
Assa Abloy AB, Class B	105,163	3,017,148
Atlas Copco AB, Class A	281,149	4,748,855
Atlas Copco AB, Class B	167,111	2,469,040
Beijer Ref AB, Class B(x)	39,857	592,046
Boliden AB	28,802	799,831
Epiroc AB, Class A	71,937	1,351,507
Epiroc AB, Class B	43,088	729,807
EQT AB(x)	35,627	1,126,990
Essity AB, Class B(x)	63,059	1,497,533
Evolution AB(m)	19,362	2,406,864
Fastighets AB Balder, Class B*	62,734	461,128
Getinge AB, Class B	24,437	491,753
H & M Hennes & Mauritz AB, Class B(x)	64,702	1,055,276
Hexagon AB, Class B	221,937	2,627,001
Holmen AB, Class B*	9,014	366,657
Husqvarna AB, Class B	40,945	350,542
Industrivarden AB, Class A	14,864	511,158
Industrivarden AB, Class C	17,064	586,814
Indutrade AB*	29,887	815,024
Investment AB Latour, Class B	12,639	332,388
Investor AB, Class B	181,603	4,557,889
L E Lundbergforetagen AB, Class B	6,766	366,239
Lifco AB, Class B	24,596	642,474
Nibe Industrier AB, Class B(x)	154,395	758,128
Saab AB, Class B	7,934	705,640
Sagax AB, Class B	18,491	487,842
Sandvik AB	111,534	2,476,797
Securitas AB, Class B	52,381	540,008
Skandinaviska Enskilda Banken AB, Class A(x)	167,763	2,271,791
Skanska AB, Class B(x)	37,174	661,589
SKF AB, Class B(x)	37,974	775,161
Svenska Cellulosa AB SCA, Class B(x)	66,481	1,020,444
Svenska Handelsbanken AB, Class A(x)	150,962	1,526,685
Swedbank AB, Class A(x)	87,808	1,741,558
Swedish Orphan Biovitrum AB*	19,030	475,039
Tele2 AB, Class B	59,247	486,529
Telefonaktiebolaget LM Ericsson, Class B(x)	303,543	1,634,549
Telia Co. AB	234,555	601,069
Volvo AB, Class A	21,221	584,450
Volvo AB, Class B(x)	156,719	4,247,401
Volvo Car AB, Class B(x)*	74,215	281,357

		54,351,550

Switzerland (5.6%)
ABB Ltd. (Registered)	167,844	7,796,180
Adecco Group AG (Registered)	16,850	666,265
Alcon, Inc.	52,430	4,345,089
Avolta AG*	9,041	376,236
Bachem Holding AG(x)	3,890	372,674
Baloise Holding AG (Registered)	4,781	749,077
Banque Cantonale Vaudoise (Registered)	2,868	333,278
Barry Callebaut AG (Registered)	376	545,749
BKW AG	2,066	317,053
Chocoladefabriken Lindt & Spruengli AG	101	1,208,394
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	1,327,050
Cie Financiere Richemont SA (Registered)	56,387	8,597,009
Clariant AG (Registered)	24,093	325,657
DSM-Firmenich AG	19,101	2,171,990
EMS-Chemie Holding AG (Registered)	795	610,013
Geberit AG (Registered)	3,497	2,066,753
Givaudan SA (Registered)	963	4,288,305
Helvetia Holding AG (Registered)	3,636	501,142
Julius Baer Group Ltd.	22,570	1,303,371
Kuehne + Nagel International AG (Registered)(x)	5,858	1,630,380
Logitech International SA (Registered)	17,246	1,544,367
Lonza Group AG (Registered)	7,813	4,679,916
Novartis AG (Registered)	215,062	20,834,914
Partners Group Holding AG	2,351	3,357,640
Sandoz Group AG*	41,845	1,262,519
Schindler Holding AG	4,173	1,050,827
Schindler Holding AG (Registered)	2,528	616,688
SGS SA (Registered)(x)*	15,604	1,513,944
SIG Group AG	34,489	764,850
Sika AG (Registered)	15,996	4,764,124
Sonova Holding AG (Registered)	5,429	1,571,782
Straumann Holding AG (Registered)	11,698	1,867,841
Swatch Group AG (The)	3,196	742,077
Swatch Group AG (The) (Registered)	6,356	288,252
Swiss Life Holding AG (Registered)	3,061	2,145,772
Swiss Prime Site AG (Registered)	7,865	741,718
Swisscom AG (Registered)*	2,791	1,706,445
Temenos AG (Registered)	6,730	481,178
UBS Group AG (Registered)	345,087	10,614,529
VAT Group AG(m)	2,859	1,481,411
Zurich Insurance Group AG	15,356	8,280,338

		109,842,797

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (9.8%)
3i Group plc	103,626	3,673,935
abrdn plc	178,086	317,152
Admiral Group plc	28,070	1,005,108
Ashtead Group plc	45,945	3,270,607
Associated British Foods plc	34,814	1,097,633
AstraZeneca plc	162,619	21,916,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Auto Trader Group plc(m)	94,796	$837,767
Aviva plc	294,205	1,844,029
BAE Systems plc	319,038	5,434,083
Barclays plc	1,584,963	3,664,845
Barratt Developments plc	98,801	593,081
Berkeley Group Holdings plc	11,236	674,757
BP plc	1,790,644	11,203,124
British American Tobacco plc	211,121	6,411,181
BT Group plc	707,513	979,161
Bunzl plc	34,446	1,325,149
Burberry Group plc	36,450	558,045
Centrica plc	549,271	884,949
CK Hutchison Holdings Ltd.	272,652	1,316,772
Coca-Cola Europacific Partners plc	22,247	1,556,178
Compass Group plc	179,837	5,272,775
Croda International plc	13,298	822,755
DCC plc	10,568	768,292
Diageo plc	235,859	8,708,905
Entain plc	68,715	691,574
Flutter Entertainment plc*	18,536	3,694,104
Halma plc	40,696	1,216,310
Hargreaves Lansdown plc	32,162	298,767
HSBC Holdings plc	2,009,452	15,699,263
Imperial Brands plc	89,347	1,996,017
Informa plc	147,633	1,548,817
InterContinental Hotels Group plc	17,469	1,817,237
Intertek Group plc	16,223	1,020,722
J Sainsbury plc	184,512	629,712
JD Sports Fashion plc	289,119	490,806
Kingfisher plc	199,621	628,367
Land Securities Group plc (REIT)	78,087	648,706
Legal & General Group plc	636,386	2,043,378
Lloyds Banking Group plc	6,667,411	4,355,745
London Stock Exchange Group plc	43,697	5,233,941
M&G plc	223,370	621,648
Melrose Industries plc	148,074	1,257,781
National Grid plc	386,422	5,199,122
NatWest Group plc	604,410	2,025,383
Next plc	13,102	1,526,667
Ocado Group plc*	57,231	328,737
Pearson plc	62,442	821,212
Persimmon plc	30,386	504,708
Phoenix Group Holdings plc	75,978	529,919
Reckitt Benckiser Group plc	75,293	4,287,801
RELX plc (London Stock Exchange)	68,189	2,946,857
RELX plc (Turquoise Stock Exchange)	130,049	5,633,180
Rentokil Initial plc	271,582	1,616,880
Rolls-Royce Holdings plc*	883,097	4,756,002
Sage Group plc (The)	109,169	1,743,703
Schroders plc	78,548	373,359
Segro plc (REIT)	131,611	1,501,328
Severn Trent plc	27,358	852,889
Smith & Nephew plc	93,822	1,174,227
Smiths Group plc	38,310	793,714
Spirax-Sarco Engineering plc	8,004	1,015,276
SSE plc	114,412	2,382,684
St James’s Place plc	63,196	370,498
Standard Chartered plc	240,452	2,037,608
Taylor Wimpey plc	371,148	642,003
Tesco plc	745,618	2,791,249
Unilever plc	207,162	10,397,068
Unilever plc (London Stock Exchange)	55,187	2,769,106
United Utilities Group plc	70,431	914,724
Vodafone Group plc	2,383,768	2,119,911
Whitbread plc	18,509	774,188
Wise plc, Class A*	60,513	709,232
WPP plc	114,802	1,091,946

		192,660,908

United States (6.6%)
CRH plc	72,772	6,271,462
CSL Ltd.	50,684	9,509,488
CyberArk Software Ltd.*	4,364	1,159,209
Experian plc	96,252	4,196,073
Ferrovial SE	52,960	2,095,745
GSK plc	429,659	9,265,637
Haleon plc	726,427	3,054,060
Holcim AG	54,687	4,951,755
James Hardie Industries plc (CHDI)*	45,289	1,818,270
Monday.com Ltd.*	2,863	646,666
Nestle SA (Registered)	280,142	29,742,858
QIAGEN NV*	22,425	958,898
Roche Holding AG	73,714	18,774,858
Roche Holding AG CHF 1	3,322	895,100
Sanofi SA	119,431	11,720,027
Schneider Electric SE	57,098	12,914,477
Stellantis NV (Euronext Paris)	146,873	4,171,300
Stellantis NV (Italian Stock Exchange)	85,257	2,423,200
Swiss Re AG	31,647	4,068,825
Tenaris SA	51,041	1,008,526

		129,646,434

Total Common Stocks (89.9%) (Cost $1,223,959,879)		1,771,136,641

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	20,000,000	20,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	10,319,780	10,319,780

Total Investment Companies		32,319,780

Total Short-Term Investments (1.6%) (Cost $32,319,780)		32,319,780

Total Investments in Securities (91.5%) (Cost $1,256,279,659)		1,803,456,421
Other Assets Less Liabilities (8.5%)		166,798,291

Net Assets (100%)		$1,970,254,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $24,027,056 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $86,072,855. This was collateralized by $62,126,901 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/15/24 – 2/15/54 and by cash of $32,319,780 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Financials	$342,334,452	17.4%
Industrials	297,042,259	15.1
Health Care	225,120,019	11.4
Consumer Discretionary	221,135,401	11.2
Information Technology	166,471,800	8.4
Consumer Staples	151,684,017	7.7
Materials	127,782,873	6.5
Energy	72,416,834	3.7
Communication Services	71,087,352	3.6
Utilities	54,886,243	2.8
Real Estate	41,175,391	2.1
Investment Companies	32,319,780	1.6
Cash and Other	166,798,291	8.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,413	6/2024	EUR	76,906,740	2,137,735
FTSE 100 Index	478	6/2024	GBP	48,192,219	1,846,920
SPI 200 Index	151	6/2024	AUD	19,559,291	527,691
TOPIX Index	263	6/2024	JPY	47,768,430	1,123,156

					5,635,502

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	65,813,906	EUR	60,097,959	Deutsche Bank AG	6/21/2024	764,075

Total unrealized appreciation						764,075

AUD	21,103,523	USD	13,902,938	HSBC Bank plc	6/21/2024	(119,586)
GBP	27,208,447	USD	34,697,763	HSBC Bank plc	6/21/2024	(341,974)
JPY	5,530,171,648	USD	37,657,022	HSBC Bank plc	6/21/2024	(668,861)

Total unrealized depreciation						(1,130,421)

Net unrealized depreciation						(366,346)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$129,518,096	$—		$129,518,096
Austria	—	3,969,279	—		3,969,279
Belgium	—	13,996,784	—		13,996,784
Brazil	—	550,207	—		550,207
Burkina Faso	—	333,011	—		333,011
Chile	—	1,051,207	—		1,051,207
China	—	7,224,651	—		7,224,651
Denmark	—	64,476,993	—		64,476,993
Finland	—	17,202,342	—		17,202,342
France	—	184,176,371	—		184,176,371
Germany	—	152,920,635	—		152,920,635
Hong Kong	1,274,092	27,998,724	—		29,272,816
Ireland	1,847,011	6,145,364	—		7,992,375
Israel	4,480,548	6,893,204	—		11,373,752
Italy	—	42,607,578	—		42,607,578
Japan	—	415,948,181	—		415,948,181
Jordan	—	425,834	—		425,834
Luxembourg	—	2,366,921	—		2,366,921
Macau	—	1,925,452	—		1,925,452
Netherlands	—	105,588,643	—		105,588,643
New Zealand	—	4,200,886	—		4,200,886
Norway	—	9,685,567	—		9,685,567
Portugal	—	2,628,857	—		2,628,857
Singapore	2,609,358	23,180,969	—		25,790,327
South Africa	—	3,238,618	—		3,238,618
South Korea	—	516,190	—		516,190
Spain	—	45,653,379	—		45,653,379
Sweden	—	54,351,550	—		54,351,550
Switzerland	—	109,842,797	—		109,842,797
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,556,178	191,104,730	—		192,660,908
United States	1,805,875	127,840,559	—		129,646,434
Forward Currency Contracts	—	764,075	—		764,075
Futures	5,635,502	—	—		5,635,502
Short-Term Investments
Investment Companies	32,319,780	—	—		32,319,780

Total Assets	$51,528,344	$1,758,327,654	$—		$1,809,855,998

Liabilities:
Forward Currency Contracts	$—	$(1,130,421)	$—		$(1,130,421)

Total Liabilities	$—	$(1,130,421)	$—		$(1,130,421)

Total	$51,528,344	$1,757,197,233	$—		$1,808,725,577

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$690,012,601
Aggregate gross unrealized depreciation	(174,197,664)

Net unrealized appreciation	$515,814,937

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,292,910,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	45,411	$799,234
BT Group plc	54,780	75,813
Cellnex Telecom SA(m)	3,891	137,562
Deutsche Telekom AG (Registered)	27,473	666,883
Elisa OYJ	1,205	53,756
HKT Trust & HKT Ltd.	31,818	37,115
Infrastrutture Wireless Italiane SpA(m)	2,847	32,343
Koninklijke KPN NV	28,429	106,304
Nippon Telegraph & Telephone Corp.	253,281	301,167
Orange SA	15,779	185,348
Singapore Telecommunications Ltd.	69,981	131,125
Spark New Zealand Ltd.	15,369	43,753
Swisscom AG (Registered)*	219	133,899
Telecom Italia SpA*	84,402	20,497
Telefonica SA	41,421	182,725
Telenor ASA	5,335	59,330
Telia Co. AB	19,986	51,216
Telstra Group Ltd.	34,263	86,184
Verizon Communications, Inc.	26,702	1,120,416

		4,224,670

Entertainment (0.8%)
Bollore SE	6,035	40,302
Capcom Co. Ltd.	2,912	54,362
Electronic Arts, Inc.	1,545	204,975
Konami Group Corp.	844	57,259
Live Nation Entertainment, Inc.*	901	95,299
Netflix, Inc.*	2,748	1,668,943
Nexon Co. Ltd.	2,876	47,686
Nintendo Co. Ltd.	8,833	481,911
Sea Ltd. (ADR)*	3,125	167,844
Square Enix Holdings Co. Ltd.	721	27,729
Take-Two Interactive Software, Inc.*	1,007	149,530
Toho Co. Ltd.	980	32,492
Universal Music Group NV	6,947	208,954
Walt Disney Co. (The)	11,650	1,425,494
Warner Bros Discovery, Inc.*	14,094	123,041

		4,785,821

Interactive Media & Services (2.9%)
Adevinta ASA*	2,962	31,076
Alphabet, Inc., Class A*	37,427	5,648,857
Alphabet, Inc., Class C*	31,334	4,770,915
Auto Trader Group plc(m)	7,687	67,935
CAR Group Ltd.(x)	3,035	71,358
LY Corp.	22,662	57,261
Match Group, Inc.*	1,726	62,619
Meta Platforms, Inc., Class A	13,973	6,785,009
REA Group Ltd.	448	54,146
Scout24 SE(m)	635	47,859
SEEK Ltd.	3,018	49,265

		17,646,300

Media (0.3%)
Charter Communications, Inc., Class A*	627	182,225
Comcast Corp., Class A	25,165	1,090,903
Dentsu Group, Inc.	1,703	47,137
Fox Corp., Class A	1,520	47,530
Fox Corp., Class B	838	23,984
Informa plc	11,642	122,136
Interpublic Group of Cos., Inc. (The)	2,433	79,389
News Corp., Class A	2,414	63,198
News Corp., Class B	728	19,700
Omnicom Group, Inc.	1,257	121,627
Paramount Global, Class B	3,064	36,063
Publicis Groupe SA	1,940	211,495
Vivendi SE	5,671	61,794
WPP plc	9,106	86,612

		2,193,793

Wireless Telecommunication Services (0.3%)
KDDI Corp.	12,681	374,281
SoftBank Corp.	24,368	312,447
SoftBank Group Corp.	8,749	517,958
Tele2 AB, Class B	4,543	37,307
T-Mobile US, Inc.	3,317	541,401
Vodafone Group plc	195,047	173,458

		1,956,852

Total Communication Services		30,807,436

Consumer Discretionary (7.6%)
Automobile Components (0.2%)
Aisin Corp.	1,238	50,353
Aptiv plc*	1,772	141,140
BorgWarner, Inc.	1,459	50,686
Bridgestone Corp.	4,799	212,116
Cie Generale des Etablissements Michelin SCA	5,756	220,574
Continental AG	932	67,267
Denso Corp.	15,996	304,852
Koito Manufacturing Co. Ltd.	1,721	23,135
Sumitomo Electric Industries Ltd.	6,006	92,641

		1,162,764

Automobiles (1.5%)
Bayerische Motoren Werke AG	2,703	311,909
Bayerische Motoren Werke AG (Preference)(q)	499	53,512
Dr Ing hc F Porsche AG (Preference)(m)(q)	965	96,072
Ferrari NV	1,068	465,494
Ford Motor Co.	24,787	329,171
General Motors Co.	7,332	332,506
Honda Motor Co. Ltd.	39,128	481,669
Isuzu Motors Ltd.	4,901	66,014
Mazda Motor Corp.	4,779	55,610
Mercedes-Benz Group AG	6,801	541,563
Nissan Motor Co. Ltd.	20,413	80,530
Porsche Automobil Holding SE (Preference)(q)	1,297	68,732
Renault SA	1,628	82,189
Stellantis NV	18,781	533,799
Subaru Corp.	5,072	114,788
Suzuki Motor Corp.	13,184	149,886
Tesla, Inc.*	17,597	3,093,377
Toyota Motor Corp.	89,942	2,261,324
Volkswagen AG	250	38,191
Volkswagen AG (Preference)(q)	1,748	231,655
Volvo Car AB, Class B(x)*	6,310	23,922
Yamaha Motor Co. Ltd.	7,606	69,815

		9,481,728

Broadline Retail (1.9%)
Amazon.com, Inc.*	58,054	10,471,781
eBay, Inc.	3,296	173,963
Etsy, Inc.*	761	52,296
Global-e Online Ltd.*	835	30,352
Next plc	1,027	119,668
Pan Pacific International Holdings Corp.	3,200	84,661
Prosus NV	12,398	388,895
Rakuten Group, Inc.*	12,689	71,752
Wesfarmers Ltd.	9,619	428,746

		11,822,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.1%)
D’ieteren Group	182	$40,370
Genuine Parts Co.	890	137,887
LKQ Corp.	1,700	90,797
Pool Corp.	246	99,261

		368,315

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	2,240	26,158
Pearson plc	5,301	69,716

		95,874

Hotels, Restaurants & Leisure (1.3%)
Accor SA	1,603	74,883
Airbnb, Inc., Class A*	2,766	456,279
Amadeus IT Group SA	3,818	244,836
Aristocrat Leisure Ltd.	4,908	137,527
Booking Holdings, Inc.	222	805,389
Caesars Entertainment, Inc.*	1,370	59,924
Carnival Corp.*	6,399	104,560
Chipotle Mexican Grill, Inc.*	174	505,778
Compass Group plc	14,486	424,726
Darden Restaurants, Inc.	758	126,700
Delivery Hero SE(m)*	1,496	42,794
Domino’s Pizza, Inc.	222	110,307
Entain plc	5,412	54,468
Evolution AB(m)	1,553	193,051
Expedia Group, Inc.*	831	114,470
Flutter Entertainment plc*	1,500	298,940
Galaxy Entertainment Group Ltd.	18,292	91,847
Genting Singapore Ltd.	50,791	33,290
Hilton Worldwide Holdings, Inc.	1,602	341,723
InterContinental Hotels Group plc	1,400	145,637
La Francaise des Jeux SAEM(m)	890	36,275
Las Vegas Sands Corp.	2,345	121,237
Lottery Corp. Ltd. (The)	18,856	63,281
Marriott International, Inc., Class A	1,567	395,370
McDonald’s Corp.	4,607	1,298,944
McDonald’s Holdings Co. Japan Ltd.(x)	726	32,612
MGM Resorts International*	1,736	81,957
Norwegian Cruise Line Holdings Ltd.*	2,702	56,553
Oriental Land Co. Ltd.	9,271	296,234
Royal Caribbean Cruises Ltd.*	1,498	208,237
Sands China Ltd.*	20,749	58,454
Sodexo SA	750	64,310
Starbucks Corp.	7,191	657,185
Whitbread plc	1,580	66,088
Wynn Resorts Ltd.	605	61,849
Yum! Brands, Inc.	1,785	247,490
Zensho Holdings Co. Ltd.	781	32,477

		8,145,682

Household Durables (0.4%)
Barratt Developments plc	8,256	49,559
Berkeley Group Holdings plc	899	53,988
DR Horton, Inc.	1,897	312,151
Garmin Ltd.	972	144,702
Iida Group Holdings Co. Ltd.	1,296	16,707
Lennar Corp., Class A	1,570	270,009
Mohawk Industries, Inc.*	336	43,979
NVR, Inc.*	20	161,999
Panasonic Holdings Corp.	18,767	178,335
Persimmon plc	2,706	44,946
PulteGroup, Inc.	1,347	162,475
SEB SA	211	26,998
Sekisui Chemical Co. Ltd.	3,233	47,156
Sekisui House Ltd.	5,014	113,741
Sharp Corp.*	2,186	12,137
Sony Group Corp.	10,701	914,017
Taylor Wimpey plc	29,952	51,810

		2,604,709

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	5,038	93,119
Hasbro, Inc.	828	46,799
Shimano, Inc.	647	96,614
Yamaha Corp.	1,100	23,652

		260,184

Specialty Retail (1.2%)
AutoZone, Inc.*	110	346,681
Avolta AG*	840	34,956
Bath & Body Works, Inc.	1,435	71,779
Best Buy Co., Inc.	1,218	99,913
CarMax, Inc.*	1,003	87,371
Fast Retailing Co. Ltd.	1,472	454,202
H & M Hennes & Mauritz AB, Class B	5,472	89,247
Home Depot, Inc. (The)	6,321	2,424,736
Industria de Diseno Textil SA	9,246	465,535
JD Sports Fashion plc	21,951	37,264
Kingfisher plc	15,901	50,053
Lowe’s Cos., Inc.	3,653	930,529
Nitori Holdings Co. Ltd.	674	101,603
O’Reilly Automotive, Inc.*	375	423,330
Ross Stores, Inc.	2,138	313,773
TJX Cos., Inc. (The)	7,238	734,078
Tractor Supply Co.	687	179,802
Ulta Beauty, Inc.*	308	161,047
USS Co. Ltd.	3,456	28,526
Zalando SE(m)*	1,899	54,271
ZOZO, Inc.	1,178	29,158

		7,117,854

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	1,373	306,621
Burberry Group plc	3,037	46,496
Cie Financiere Richemont SA (Registered)	4,556	694,628
Deckers Outdoor Corp.*	163	153,425
Hermes International SCA	268	684,086
Kering SA	631	249,394
Lululemon Athletica, Inc.*	729	284,784
LVMH Moet Hennessy Louis Vuitton SE	2,341	2,105,583
Moncler SpA	1,745	130,238
NIKE, Inc., Class B	7,731	726,559
Pandora A/S	716	115,656
Puma SE	894	40,528
Ralph Lauren Corp.	248	46,564
Swatch Group AG (The)	245	56,886
Swatch Group AG (The) (Registered)	446	20,227
Tapestry, Inc.	1,457	69,178
VF Corp.	2,099	32,199

		5,763,052

Total Consumer Discretionary		46,822,276

Consumer Staples (4.7%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	7,363	448,494
Asahi Group Holdings Ltd.	4,048	148,250
Brown-Forman Corp., Class B	1,148	59,260
Carlsberg A/S, Class B	834	113,779
Coca-Cola Co. (The)	24,712	1,511,880
Coca-Cola Europacific Partners plc	1,750	122,413
Coca-Cola HBC AG	1,865	58,918
Constellation Brands, Inc., Class A	1,022	277,739
Davide Campari-Milano NV	5,215	52,402
Diageo plc	18,947	699,603
Heineken Holding NV	1,098	88,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Heineken NV	2,441	$235,274
Keurig Dr Pepper, Inc.	6,615	202,882
Kirin Holdings Co. Ltd.	6,630	92,061
Molson Coors Beverage Co., Class B	1,176	79,086
Monster Beverage Corp.*	4,692	278,142
PepsiCo, Inc.	8,729	1,527,662
Pernod Ricard SA	1,733	280,354
Remy Cointreau SA	195	19,658
Suntory Beverage & Food Ltd.	1,135	38,328
Treasury Wine Estates Ltd.	6,874	55,769

		6,390,560

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	5,496	130,121
Carrefour SA	4,804	82,277
Coles Group Ltd.	11,340	125,182
Costco Wholesale Corp.	2,818	2,064,551
Dollar General Corp.	1,394	217,548
Dollar Tree, Inc.*	1,315	175,092
Endeavour Group Ltd.	12,137	43,579
J Sainsbury plc	14,045	47,934
Jeronimo Martins SGPS SA	2,399	47,570
Kesko OYJ, Class B	2,314	43,226
Kobe Bussan Co. Ltd.	1,264	30,961
Koninklijke Ahold Delhaize NV	8,071	241,369
Kroger Co. (The)	4,204	240,175
MatsukiyoCocokara & Co.	2,884	46,190
Ocado Group plc*	4,913	28,220
Seven & i Holdings Co. Ltd.	18,999	276,112
Sysco Corp.	3,162	256,691
Target Corp.	2,932	519,580
Tesco plc	59,793	223,837
Walgreens Boots Alliance, Inc.	4,546	98,603
Walmart, Inc.	27,187	1,635,842
Woolworths Group Ltd.	10,353	223,782

		6,798,442

Food Products (1.0%)
Ajinomoto Co., Inc.	4,025	149,748
Archer-Daniels-Midland Co.	3,388	212,800
Associated British Foods plc	2,889	91,086
Barry Callebaut AG (Registered)	30	43,544
Bunge Global SA	923	94,626
Campbell Soup Co.	1,250	55,563
Chocoladefabriken Lindt & Spruengli AG	8	95,714
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	120,641
Conagra Brands, Inc.	3,036	89,987
Danone SA	5,457	352,589
General Mills, Inc.	3,607	252,382
Hershey Co. (The)	952	185,164
Hormel Foods Corp.	1,841	64,233
J M Smucker Co. (The)	674	84,836
JDE Peet’s NV	826	17,341
Kellanova	1,675	95,961
Kerry Group plc, Class A	1,338	114,672
Kikkoman Corp.	5,705	72,961
Kraft Heinz Co. (The)	5,063	186,825
Lamb Weston Holdings, Inc.	917	97,688
Lotus Bakeries NV	3	28,967
McCormick & Co., Inc. (Non-Voting)	1,597	122,666
Meiji Holdings Co. Ltd.	1,973	43,010
Mondelez International, Inc., Class A	8,552	598,640
Mowi ASA	3,943	72,479
Nestle SA (Registered)	22,640	2,403,704
Nissin Foods Holdings Co. Ltd.	1,686	46,444
Orkla ASA	5,938	41,878
Salmar ASA	559	36,892
Tyson Foods, Inc., Class A	1,819	106,830
WH Group Ltd.(m)	70,558	46,516
Wilmar International Ltd.	16,116	40,939
Yakult Honsha Co. Ltd.	2,156	44,037

		6,111,363

Household Products (0.7%)
Church & Dwight Co., Inc.	1,565	163,245
Clorox Co. (The)	788	120,651
Colgate-Palmolive Co.	5,229	470,871
Essity AB, Class B(x)	5,162	122,588
Henkel AG & Co. KGaA	880	63,381
Henkel AG & Co. KGaA (Preference)(q)	1,434	115,257
Kimberly-Clark Corp.	2,140	276,809
Procter & Gamble Co. (The)	14,944	2,424,664
Reckitt Benckiser Group plc	6,051	344,594
Unicharm Corp.	3,392	107,980

		4,210,040

Personal Care Products (0.5%)
Beiersdorf AG	854	124,335
Estee Lauder Cos., Inc. (The), Class A	1,479	227,988
Haleon plc	50,868	213,860
Kao Corp.	3,916	146,313
Kenvue, Inc.	10,946	234,901
L’Oreal SA	2,040	965,405
Shiseido Co. Ltd.	3,362	91,723
Unilever plc	21,202	1,063,848

		3,068,373

Tobacco (0.4%)
Altria Group, Inc.	11,200	488,544
British American Tobacco plc	17,061	518,097
Imperial Brands plc	7,090	158,391
Japan Tobacco, Inc.	10,187	271,061
Philip Morris International, Inc.	9,860	903,373

		2,339,466

Total Consumer Staples		28,918,244

Energy (2.8%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	6,357	212,960
Halliburton Co.	5,653	222,841
Schlumberger NV	9,066	496,907
Tenaris SA	4,001	79,056

		1,011,764

Oil, Gas & Consumable Fuels (2.6%)
Aker BP ASA	2,677	66,646
Ampol Ltd.	1,925	49,914
APA Corp.	1,925	66,181
BP plc	145,107	907,859
Chevron Corp.	11,016	1,737,664
ConocoPhillips	7,482	952,309
Coterra Energy, Inc.	4,777	133,183
Devon Energy Corp.	4,069	204,182
Diamondback Energy, Inc.	1,137	225,319
ENEOS Holdings, Inc.	24,419	117,223
Eni SpA	18,598	293,904
EOG Resources, Inc.	3,704	473,519
EQT Corp.	2,612	96,827
Equinor ASA	7,635	203,233
Exxon Mobil Corp.	25,220	2,931,573
Galp Energia SGPS SA	3,937	65,049
Hess Corp.	1,748	266,815
Idemitsu Kosan Co. Ltd.	8,237	56,208
Inpex Corp.	8,259	125,456
Kinder Morgan, Inc.	12,282	225,252
Marathon Oil Corp.	3,717	105,340
Marathon Petroleum Corp.	2,337	470,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Neste OYJ	3,585	$97,079
Occidental Petroleum Corp.	4,180	271,658
OMV AG	1,248	59,053
ONEOK, Inc.	3,700	296,629
Phillips 66	2,731	446,082
Pioneer Natural Resources Co.	1,484	389,550
Repsol SA	10,283	171,289
Santos Ltd.	27,518	138,974
Shell plc	55,139	1,826,834
Targa Resources Corp.	1,416	158,578
TotalEnergies SE	18,409	1,260,549
Valero Energy Corp.	2,162	369,032
Williams Cos., Inc. (The)	7,726	301,082
Woodside Energy Group Ltd.	16,093	319,854

		15,880,804

Total Energy		16,892,568

Financials (10.5%)
Banks (3.9%)
ABN AMRO Bank NV (CVA)(m)	4,033	68,963
AIB Group plc	13,311	67,552
ANZ Group Holdings Ltd.	25,494	488,427
Banco Bilbao Vizcaya Argentaria SA	49,486	589,403
Banco BPM SpA	10,269	68,334
Banco Santander SA	137,185	669,191
Bank Hapoalim BM	10,764	100,940
Bank Leumi Le-Israel BM	12,903	107,278
Bank of America Corp.	43,726	1,658,090
Bank of Ireland Group plc	8,952	91,267
Banque Cantonale Vaudoise (Registered)	255	29,632
Barclays plc	128,436	296,977
BNP Paribas SA	8,754	621,999
BOC Hong Kong Holdings Ltd.	31,513	84,350
CaixaBank SA(x)	31,785	154,071
Chiba Bank Ltd. (The)	4,455	37,007
Citigroup, Inc.	12,087	764,382
Citizens Financial Group, Inc.	2,961	107,455
Comerica, Inc.	838	46,082
Commerzbank AG	8,932	122,670
Commonwealth Bank of Australia	14,200	1,113,558
Concordia Financial Group Ltd.	9,009	45,182
Credit Agricole SA	9,053	134,939
Danske Bank A/S	5,845	175,025
DBS Group Holdings Ltd.	15,203	405,676
DNB Bank ASA	7,843	155,536
Erste Group Bank AG	2,913	129,793
Fifth Third Bancorp	4,326	160,970
FinecoBank Banca Fineco SpA	5,173	77,491
Hang Seng Bank Ltd.	6,525	71,403
HSBC Holdings plc	162,446	1,269,143
Huntington Bancshares, Inc.	9,198	128,312
ING Groep NV	28,169	463,328
Intesa Sanpaolo SpA	123,975	449,803
Israel Discount Bank Ltd., Class A	10,479	54,235
Japan Post Bank Co. Ltd.	12,263	131,638
JPMorgan Chase & Co.	18,361	3,677,708
KBC Group NV	2,122	158,925
KeyCorp	5,948	94,038
Lloyds Banking Group plc	538,784	351,982
M&T Bank Corp.	1,055	153,439
Mediobanca Banca di Credito Finanziario SpA	4,320	64,363
Mitsubishi UFJ Financial Group, Inc.	94,086	954,036
Mizrahi Tefahot Bank Ltd.	1,312	49,206
Mizuho Financial Group, Inc.	20,477	404,183
National Australia Bank Ltd.	26,442	596,879
NatWest Group plc	48,341	161,991
Nordea Bank Abp	26,914	304,009
Oversea-Chinese Banking Corp. Ltd.	28,398	283,717
PNC Financial Services Group, Inc. (The)	2,528	408,525
Regions Financial Corp.	5,868	123,463
Resona Holdings, Inc.	17,971	110,642
Shizuoka Financial Group, Inc.	3,934	37,318
Skandinaviska Enskilda Banken AB, Class A(x)	13,448	182,108
Societe Generale SA	6,124	163,917
Standard Chartered plc	19,196	162,668
Sumitomo Mitsui Financial Group, Inc.	10,781	628,998
Sumitomo Mitsui Trust Holdings, Inc.	5,507	118,522
Svenska Handelsbanken AB, Class A(x)	12,360	124,997
Swedbank AB, Class A(x)	7,195	142,704
Truist Financial Corp.	8,471	330,200
UniCredit SpA	13,064	495,760
United Overseas Bank Ltd.	10,588	229,835
US Bancorp	9,889	442,038
Wells Fargo & Co.	22,857	1,324,792
Westpac Banking Corp.	29,681	504,816

		23,925,881

Capital Markets (2.0%)
3i Group plc	8,249	292,458
abrdn plc	15,591	27,766
Ameriprise Financial, Inc.	636	278,848
Amundi SA(m)	520	35,708
ASX Ltd.	1,615	69,901
Bank of New York Mellon Corp. (The)	4,823	277,901
BlackRock, Inc.	888	740,326
Blackstone, Inc.	4,569	600,230
Cboe Global Markets, Inc.	670	123,099
Charles Schwab Corp. (The)	9,452	683,758
CME Group, Inc.	2,286	492,153
Daiwa Securities Group, Inc.	11,313	85,643
Deutsche Bank AG (Registered)	16,426	258,410
Deutsche Boerse AG	1,610	329,412
EQT AB(x)	3,164	100,087
Euronext NV(m)	726	69,082
FactSet Research Systems, Inc.	242	109,962
Franklin Resources, Inc.	1,906	53,578
Futu Holdings Ltd. (ADR)*	516	27,941
Goldman Sachs Group, Inc. (The)	2,071	865,036
Hargreaves Lansdown plc	3,013	27,989
Hong Kong Exchanges & Clearing Ltd.	10,223	297,538
Intercontinental Exchange, Inc.	3,637	499,833
Invesco Ltd.	2,855	47,365
Japan Exchange Group, Inc.	4,221	113,904
Julius Baer Group Ltd.	1,745	100,770
London Stock Exchange Group plc	3,530	422,817
Macquarie Group Ltd.	3,101	403,547
MarketAxess Holdings, Inc.	241	52,839
Moody’s Corp.	1,000	393,030
Morgan Stanley	7,957	749,231
MSCI, Inc.	502	281,346
Nasdaq, Inc.	2,162	136,422
Nomura Holdings, Inc.	25,462	162,178
Northern Trust Corp.	1,303	115,863
Partners Group Holding AG	192	274,210
Raymond James Financial, Inc.	1,195	153,462
S&P Global, Inc.	2,041	868,343
SBI Holdings, Inc.	2,074	54,186
Schroders plc	6,828	32,455
Singapore Exchange Ltd.	7,150	48,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
St James’s Place plc	4,647	$27,244
State Street Corp.	1,918	148,300
T. Rowe Price Group, Inc.	1,422	173,370
UBS Group AG (Registered)	27,882	857,622

		11,963,933

Consumer Finance (0.2%)
American Express Co.	3,632	826,970
Capital One Financial Corp.	2,416	359,718
Discover Financial Services	1,588	208,171
Synchrony Financial	2,584	111,422

		1,506,281

Financial Services (2.2%)
Adyen NV(m)*	184	311,261
Berkshire Hathaway, Inc., Class B*	11,555	4,859,109
Corpay, Inc.*	459	141,620
Edenred SE	2,115	112,856
Eurazeo SE	354	31,030
EXOR NV	793	88,162
Fidelity National Information Services, Inc.	3,763	279,139
Fiserv, Inc.*	3,812	609,234
Global Payments, Inc.	1,654	221,074
Groupe Bruxelles Lambert NV	746	56,386
Industrivarden AB, Class A	1,079	37,106
Industrivarden AB, Class C	1,275	43,846
Investor AB, Class B	14,670	368,189
Jack Henry & Associates, Inc.	463	80,437
L E Lundbergforetagen AB, Class B	644	34,859
M&G plc	19,063	53,053
Mastercard, Inc., Class A	5,240	2,523,427
Mitsubishi HC Capital, Inc.	6,881	47,842
Nexi SpA(m)*	5,002	31,698
ORIX Corp.	9,961	217,013
PayPal Holdings, Inc.*	6,807	456,001
Sofina SA	131	29,396
Visa, Inc., Class A	10,045	2,803,359
Washington H Soul Pattinson & Co. Ltd.	1,988	43,541
Wise plc, Class A*	5,209	61,051
Worldline SA(m)*	2,037	25,229

		13,565,918

Insurance (2.2%)
Admiral Group plc	2,206	78,991
Aegon Ltd.	12,300	74,975
Aflac, Inc.	3,343	287,030
Ageas SA/NV	1,354	62,696
AIA Group Ltd.	96,246	646,198
Allianz SE (Registered)	3,321	995,319
Allstate Corp. (The)	1,667	288,408
American International Group, Inc.	4,459	348,560
Aon plc, Class A	1,272	424,492
Arch Capital Group Ltd.*	2,356	217,789
Arthur J Gallagher & Co.	1,377	344,305
ASR Nederland NV	1,343	65,765
Assicurazioni Generali SpA	8,589	217,386
Assurant, Inc.	330	62,119
Aviva plc	23,212	145,489
AXA SA	15,395	578,239
Baloise Holding AG (Registered)	388	60,791
Brown & Brown, Inc.	1,500	131,310
Chubb Ltd.	2,574	667,001
Cincinnati Financial Corp.	990	122,928
Dai-ichi Life Holdings, Inc.	8,004	203,563
Everest Group Ltd.	274	108,915
Gjensidige Forsikring ASA	1,694	24,557
Globe Life, Inc.	544	63,305
Hannover Rueck SE	511	139,863
Hartford Financial Services Group, Inc. (The)	1,896	195,383
Helvetia Holding AG (Registered)	314	43,278
Insurance Australia Group Ltd.	20,347	84,858
Japan Post Holdings Co. Ltd.	17,555	176,559
Japan Post Insurance Co. Ltd.	1,610	30,731
Legal & General Group plc	50,671	162,700
Loews Corp.	1,157	90,581
Marsh & McLennan Cos., Inc.	3,125	643,687
Medibank Pvt Ltd.	23,331	57,166
MetLife, Inc.	3,899	288,955
MS&AD Insurance Group Holdings, Inc.	10,812	190,306
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,157	564,574
NN Group NV	2,294	105,974
Phoenix Group Holdings plc	6,363	44,380
Poste Italiane SpA(m)	3,873	48,490
Principal Financial Group, Inc.	1,393	120,230
Progressive Corp. (The)	3,717	768,750
Prudential Financial, Inc.	2,293	269,198
Prudential plc	23,304	218,540
QBE Insurance Group Ltd.	12,659	149,559
Sampo OYJ, Class A	3,826	163,105
Sompo Holdings, Inc.	7,452	155,558
Suncorp Group Ltd.	10,763	114,885
Swiss Life Holding AG (Registered)	250	175,251
Swiss Re AG	2,556	328,622
T&D Holdings, Inc.	4,108	71,275
Talanx AG	547	43,316
Tokio Marine Holdings, Inc.	15,249	475,965
Travelers Cos., Inc. (The)	1,449	333,473
Tryg A/S	2,958	60,870
W R Berkley Corp.	1,287	113,822
Willis Towers Watson plc	651	179,025
Zurich Insurance Group AG	1,241	669,178

		13,498,238

Total Financials		64,460,251

Health Care (8.6%)
Biotechnology (1.1%)
AbbVie, Inc.	11,213	2,041,887
Amgen, Inc.	3,398	966,119
Argenx SE (Brussels Stock Exchange)*	353	139,423
Argenx SE (Vienna Stock Exchange)*	149	58,802
Biogen, Inc.*	920	198,380
CSL Ltd.	4,095	768,316
Genmab A/S*	560	170,701
Gilead Sciences, Inc.	7,914	579,701
Grifols SA*	2,527	22,732
Incyte Corp.*	1,181	67,282
Moderna, Inc.*	2,107	224,522
Regeneron Pharmaceuticals, Inc.*	671	645,831
Swedish Orphan Biovitrum AB*	1,651	41,213
Vertex Pharmaceuticals, Inc.*	1,637	684,282

		6,609,191

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	11,026	1,253,215
Alcon, Inc.	4,235	350,972
Align Technology, Inc.*	452	148,220
Asahi Intecc Co. Ltd.	1,826	31,869
Baxter International, Inc.	3,225	137,836
Becton Dickinson & Co.	1,835	454,071
BioMerieux	351	38,720
Boston Scientific Corp.*	9,304	637,231
Carl Zeiss Meditec AG	341	42,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cochlear Ltd.	555	$122,069
Coloplast A/S, Class B	1,069	144,591
Cooper Cos., Inc. (The)	1,262	128,043
Demant A/S*	854	42,586
Dentsply Sirona, Inc.	1,346	44,674
Dexcom, Inc.*	2,448	339,538
DiaSorin SpA	190	18,346
Edwards Lifesciences Corp.*	3,852	368,097
EssilorLuxottica SA	2,500	565,587
Fisher & Paykel Healthcare Corp. Ltd.	4,947	75,811
GE HealthCare Technologies, Inc.	2,574	234,002
Getinge AB, Class B	1,938	38,999
Hologic, Inc.*	1,491	116,238
Hoya Corp.	2,977	370,404
IDEXX Laboratories, Inc.*	527	284,543
Insulet Corp.*	443	75,930
Intuitive Surgical, Inc.*	2,238	893,163
Koninklijke Philips NV*	6,579	132,061
Medtronic plc	8,445	735,982
Olympus Corp.	10,211	146,609
ResMed, Inc.	934	184,960
Siemens Healthineers AG(m)*	2,390	146,250
Smith & Nephew plc	7,407	92,702
Sonova Holding AG (Registered)	429	124,202
STERIS plc	628	141,187
Straumann Holding AG (Registered)	946	151,049
Stryker Corp.	2,148	768,705
Sysmex Corp.	4,230	75,097
Teleflex, Inc.	298	67,399
Terumo Corp.	11,312	206,206
Zimmer Biomet Holdings, Inc.	1,327	175,137

		10,104,902

Health Care Providers & Services (1.2%)
Amplifon SpA	1,055	38,471
Cardinal Health, Inc.	1,545	172,885
Cencora, Inc.	1,052	255,625
Centene Corp.*	3,395	266,440
Cigna Group (The)	1,858	674,807
CVS Health Corp.	7,993	637,522
DaVita, Inc.*	342	47,213
EBOS Group Ltd.	1,300	26,601
Elevance Health, Inc.	1,492	773,662
Fresenius Medical Care AG	1,740	66,922
Fresenius SE & Co. KGaA	3,579	96,530
HCA Healthcare, Inc.	1,258	419,581
Henry Schein, Inc.*	825	62,304
Humana, Inc.	776	269,055
Laboratory Corp. of America Holdings	539	117,750
McKesson Corp.	835	448,270
Molina Healthcare, Inc.*	368	151,185
Quest Diagnostics, Inc.	705	93,843
Ramsay Health Care Ltd.	1,555	57,262
Sonic Healthcare Ltd.	3,782	72,482
UnitedHealth Group, Inc.	5,874	2,905,868
Universal Health Services, Inc., Class B	387	70,612

		7,724,890

Health Care Technology (0.0%)†
M3, Inc.	3,709	53,143

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	1,861	270,794
Bachem Holding AG(x)	286	27,400
Bio-Rad Laboratories, Inc., Class A*	133	46,001
Bio-Techne Corp.	998	70,249
Charles River Laboratories International, Inc.*	326	88,330
Danaher Corp.	4,177	1,043,080
Eurofins Scientific SE	1,144	72,917
Illumina, Inc.*	1,009	138,556
IQVIA Holdings, Inc.*	1,159	293,100
Lonza Group AG (Registered)	631	377,963
Mettler-Toledo International, Inc.*	136	181,055
QIAGEN NV*	1,874	80,133
Revvity, Inc.	784	82,320
Sartorius AG (Preference)(q)*	222	88,281
Sartorius Stedim Biotech*	247	70,430
Thermo Fisher Scientific, Inc.	2,454	1,426,289
Waters Corp.*	376	129,430
West Pharmaceutical Services, Inc.	470	185,984

		4,672,312

Pharmaceuticals (3.9%)
Astellas Pharma, Inc.	15,311	164,357
AstraZeneca plc	13,145	1,771,583
Bayer AG (Registered)	8,326	255,373
Bristol-Myers Squibb Co.	12,923	700,814
Catalent, Inc.*	1,148	64,805
Chugai Pharmaceutical Co. Ltd.	5,645	215,016
Daiichi Sankyo Co. Ltd.	15,648	495,964
Eisai Co. Ltd.	2,119	87,221
Eli Lilly and Co.	5,064	3,939,589
GSK plc	34,879	752,169
Hikma Pharmaceuticals plc	1,405	34,021
Ipsen SA	319	37,960
Johnson & Johnson	15,289	2,418,567
Kyowa Kirin Co. Ltd.	2,269	40,695
Merck & Co., Inc.	16,094	2,123,603
Merck KGaA	1,095	193,267
Novartis AG (Registered)	17,381	1,683,848
Novo Nordisk A/S, Class B	27,674	3,529,571
Ono Pharmaceutical Co. Ltd.	3,062	50,103
Orion OYJ, Class B	913	34,051
Otsuka Holdings Co. Ltd.	3,516	145,652
Pfizer, Inc.	35,861	995,143
Recordati Industria Chimica e Farmaceutica SpA	886	48,978
Roche Holding AG	5,957	1,517,240
Roche Holding AG CHF 1	271	73,020
Sandoz Group AG*	3,469	104,664
Sanofi SA	9,650	946,976
Shionogi & Co. Ltd.	2,096	107,071
Takeda Pharmaceutical Co. Ltd.	13,401	372,073
Teva Pharmaceutical Industries Ltd. (ADR)*	9,497	134,003
UCB SA	1,071	132,183
Viatris, Inc.	7,619	90,971
Zoetis, Inc.	2,916	493,416

		23,753,967

Total Health Care		52,918,405

Industrials (7.9%)
Aerospace & Defense (1.2%)
Airbus SE	5,026	925,695
Axon Enterprise, Inc.*	447	139,857
BAE Systems plc	25,706	437,843
Boeing Co. (The)*	3,643	703,063
Dassault Aviation SA	171	37,635
Elbit Systems Ltd.	226	47,212
General Dynamics Corp.	1,442	407,351
Howmet Aerospace, Inc.	2,484	169,980
Huntington Ingalls Industries, Inc.	251	73,159
Kongsberg Gruppen ASA	745	51,496
L3Harris Technologies, Inc.	1,204	256,572
Leonardo SpA	3,429	86,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Lockheed Martin Corp.	1,366	$621,352
Melrose Industries plc	11,277	95,790
MTU Aero Engines AG	456	115,708
Northrop Grumman Corp.	896	428,879
Rheinmetall AG	369	207,408
Rolls-Royce Holdings plc*	71,339	384,203
RTX Corp.	8,427	821,885
Saab AB, Class B	678	60,300
Safran SA	2,897	656,496
Singapore Technologies Engineering Ltd.	13,034	38,805
Textron, Inc.	1,245	119,433
Thales SA	801	136,580
TransDigm Group, Inc.	353	434,755

		7,457,579

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	741	56,420
Deutsche Post AG	8,402	361,809
DSV A/S	1,485	240,954
Expeditors International of Washington, Inc.	923	112,209
FedEx Corp.	1,460	423,020
Nippon Express Holdings, Inc.	609	31,013
SG Holdings Co. Ltd.	2,691	34,033
United Parcel Service, Inc., Class B	4,593	682,658
Yamato Holdings Co. Ltd.	2,234	32,113

		1,974,229

Building Products (0.5%)
A.O. Smith Corp.	780	69,779
AGC, Inc.	1,625	58,847
Allegion plc	558	75,168
Assa Abloy AB, Class B	8,495	243,723
Builders FirstSource, Inc.*	783	163,295
Carrier Global Corp.	5,306	308,438
Cie de Saint-Gobain SA	3,863	299,775
Daikin Industries Ltd.	2,218	301,975
Geberit AG (Registered)	283	167,255
Johnson Controls International plc	4,328	282,705
Kingspan Group plc	1,319	120,187
Masco Corp.	1,396	110,116
Nibe Industrier AB, Class B	12,840	63,048
ROCKWOOL A/S, Class B*	78	25,703
TOTO Ltd.	1,215	33,999
Trane Technologies plc	1,445	433,789

		2,757,802

Commercial Services & Supplies (0.4%)
Brambles Ltd.	11,790	124,080
Cintas Corp.	547	375,806
Copart, Inc.*	5,550	321,456
Dai Nippon Printing Co. Ltd.	1,719	52,485
Rentokil Initial plc	21,372	127,240
Republic Services, Inc.	1,299	248,681
Rollins, Inc.	1,783	82,499
Secom Co. Ltd.	1,765	127,787
Securitas AB, Class B	4,166	42,948
TOPPAN Holdings, Inc.	1,972	49,189
Veralto Corp.	1,393	123,503
Waste Management, Inc.	2,328	496,213

		2,171,887

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,788	74,806
Bouygues SA	1,619	66,076
Eiffage SA	623	70,674
Ferrovial SE	4,394	173,880
Kajima Corp.	3,555	72,683
Obayashi Corp.	5,458	64,665
Quanta Services, Inc.	923	239,795
Shimizu Corp.	4,375	28,164
Skanska AB, Class B(x)	2,882	51,291
Taisei Corp.	1,428	51,911
Vinci SA	4,244	543,759

		1,437,704

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	13,446	624,553
AMETEK, Inc.	1,466	268,131
Eaton Corp. plc	2,536	792,956
Emerson Electric Co.	3,631	411,828
Fuji Electric Co. Ltd.	1,067	71,190
Generac Holdings, Inc.*	390	49,195
Hubbell, Inc., Class B	341	141,532
Legrand SA	2,238	237,149
Mitsubishi Electric Corp.	16,344	272,238
Nidec Corp.	3,508	144,232
Prysmian SpA	2,226	116,209
Rockwell Automation, Inc.	728	212,088
Schneider Electric SE	4,614	1,043,599
Siemens Energy AG*	4,402	80,758
Vestas Wind Systems A/S*	8,559	239,049

		4,704,707

Ground Transportation (0.6%)
Aurizon Holdings Ltd.	15,592	40,642
Central Japan Railway Co.	6,560	162,592
CSX Corp.	12,551	465,266
East Japan Railway Co.	7,623	146,009
Grab Holdings Ltd., Class A*	16,096	50,541
Hankyu Hanshin Holdings, Inc.	1,923	55,030
JB Hunt Transport Services, Inc.	518	103,212
Keisei Electric Railway Co. Ltd.	1,187	48,098
Kintetsu Group Holdings Co. Ltd.	1,522	44,238
MTR Corp. Ltd.	13,057	43,040
Norfolk Southern Corp.	1,435	365,739
Odakyu Electric Railway Co. Ltd.	2,632	36,190
Old Dominion Freight Line, Inc.	1,136	249,136
Tobu Railway Co. Ltd.	1,587	39,586
Tokyu Corp.	4,202	51,033
Uber Technologies, Inc.*	13,070	1,006,259
Union Pacific Corp.	3,873	952,487
West Japan Railway Co.	3,690	76,784

		3,935,882

Industrial Conglomerates (0.8%)
3M Co.	3,510	372,306
CK Hutchison Holdings Ltd.	22,501	108,669
DCC plc	837	60,850
General Electric Co.	6,912	1,213,263
Hikari Tsushin, Inc.	186	34,809
Hitachi Ltd.	7,894	717,281
Honeywell International, Inc.	4,187	859,382
Investment AB Latour, Class B	1,254	32,978
Jardine Cycle & Carriage Ltd.	592	10,597
Jardine Matheson Holdings Ltd.	1,346	50,206
Keppel Ltd.	12,227	66,466
Lifco AB, Class B	1,975	51,589
Siemens AG (Registered)	6,444	1,230,245
Smiths Group plc	2,944	60,994

		4,869,635

Machinery (1.5%)
Alfa Laval AB	2,451	96,355
Alstom SA(x)	2,441	37,211
Atlas Copco AB, Class A	22,768	384,572
Atlas Copco AB, Class B	13,227	195,427
Caterpillar, Inc.	3,233	1,184,668
Cummins, Inc.	901	265,480
Daifuku Co. Ltd.	2,554	60,889
Daimler Truck Holding AG	4,533	229,654
Deere & Co.	1,654	679,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Dover Corp.	889	$157,522
Epiroc AB, Class A	5,584	104,908
Epiroc AB, Class B	3,304	55,962
FANUC Corp.	8,110	226,081
Fortive Corp.	2,227	191,567
GEA Group AG	1,387	58,643
Hitachi Construction Machinery Co. Ltd.	904	27,159
Hoshizaki Corp.	913	33,190
Husqvarna AB, Class B	2,966	25,393
IDEX Corp.	480	117,130
Illinois Tool Works, Inc.	1,727	463,406
Indutrade AB*	2,315	63,130
Ingersoll Rand, Inc.	2,571	244,116
Knorr-Bremse AG	614	46,435
Komatsu Ltd.	7,876	232,201
Kone OYJ, Class B	2,771	128,967
Kubota Corp.	8,438	131,910
Makita Corp.	1,883	53,176
Metso OYJ	5,618	66,701
Minebea Mitsumi, Inc.	3,051	59,476
MISUMI Group, Inc.	2,393	33,220
Mitsubishi Heavy Industries Ltd.	26,940	242,919
Nordson Corp.	345	94,716
Otis Worldwide Corp.	2,575	255,620
PACCAR, Inc.	3,322	411,563
Parker-Hannifin Corp.	816	453,525
Pentair plc	1,050	89,712
Rational AG	43	37,066
Sandvik AB	9,035	200,637
Schindler Holding AG	345	86,876
Schindler Holding AG (Registered)	199	48,545
Seatrium Ltd.*	375,829	21,989
SKF AB, Class B(x)	2,887	58,932
SMC Corp.	482	270,452
Snap-on, Inc.	335	99,234
Spirax-Sarco Engineering plc	625	79,279
Stanley Black & Decker, Inc.	974	95,384
Techtronic Industries Co. Ltd.	11,559	156,692
Toyota Industries Corp.	1,233	128,000
VAT Group AG(m)	229	118,658
Volvo AB, Class A	1,696	46,710
Volvo AB, Class B(x)	12,790	346,635
Wartsila OYJ Abp	4,010	60,956
Westinghouse Air Brake Technologies Corp.	1,138	165,784
Xylem, Inc.	1,531	197,866
Yaskawa Electric Corp.	2,017	85,327

		9,506,990

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	26	33,226
AP Moller - Maersk A/S, Class B	35	45,514
Kawasaki Kisen Kaisha Ltd.	3,477	46,684
Kuehne + Nagel International AG (Registered)(x)	460	128,026
Mitsui OSK Lines Ltd.	2,891	88,078
Nippon Yusen KK	3,873	106,176
SITC International Holdings Co. Ltd.	11,260	20,572

		468,276

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	4,155	63,779
ANA Holdings, Inc.	1,343	28,035
Delta Air Lines, Inc.	4,067	194,687
Deutsche Lufthansa AG (Registered)*	5,068	39,810
Japan Airlines Co. Ltd.	1,212	22,986
Qantas Airways Ltd.*	7,158	25,422
Singapore Airlines Ltd.	12,453	59,025
Southwest Airlines Co.	3,789	110,601
United Airlines Holdings, Inc.*	2,083	99,734

		644,079

Professional Services (0.7%)
Adecco Group AG (Registered)	1,356	53,618
Automatic Data Processing, Inc.	2,609	651,572
Broadridge Financial Solutions, Inc.	748	153,235
Bureau Veritas SA	2,499	76,244
Computershare Ltd.	4,561	77,604
Dayforce, Inc.*	992	65,680
Equifax, Inc.	783	209,468
Experian plc	7,788	339,515
Intertek Group plc	1,367	86,009
Jacobs Solutions, Inc.	798	122,677
Leidos Holdings, Inc.	873	114,442
Paychex, Inc.	2,034	249,775
Paycom Software, Inc.	305	60,698
Randstad NV	919	48,502
Recruit Holdings Co. Ltd.	12,217	534,988
RELX plc	15,980	690,592
Robert Half, Inc.	661	52,404
SGS SA (Registered)(x)*	1,270	123,219
Teleperformance SE	484	47,036
Verisk Analytics, Inc.	921	217,107
Wolters Kluwer NV	2,106	329,903

		4,304,288

Trading Companies & Distributors (0.6%)
AerCap Holdings NV*	1,696	147,399
Ashtead Group plc	3,709	264,026
Beijer Ref AB, Class B	3,261	48,440
Brenntag SE	1,124	94,682
Bunzl plc	2,864	110,179
Fastenal Co.	3,634	280,327
IMCD NV	483	85,119
ITOCHU Corp.	10,091	430,891
Marubeni Corp.	12,138	209,316
Mitsubishi Corp.	29,200	671,843
Mitsui & Co. Ltd.	10,979	510,801
MonotaRO Co. Ltd.	2,107	25,262
Reece Ltd.	1,915	35,066
Rexel SA	1,911	51,604
Seven Group Holdings Ltd.	1,386	36,823
Sumitomo Corp.	8,838	211,930
Toyota Tsusho Corp.	1,786	121,875
United Rentals, Inc.	427	307,914
WW Grainger, Inc.	281	285,861

		3,929,358

Transportation Infrastructure (0.1%)
Aena SME SA(m)	635	124,991
Aeroports de Paris SA	293	40,177
Auckland International Airport Ltd.	11,251	56,128
Getlink SE	3,029	51,566
Transurban Group	26,174	227,190

		500,052

Total Industrials		48,662,468

Information Technology (15.6%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,600	463,968
Cisco Systems, Inc.	25,807	1,288,027
F5, Inc.*	373	70,717
Juniper Networks, Inc.	2,044	75,751
Motorola Solutions, Inc.	1,054	374,149
Nokia OYJ	45,191	160,451
Telefonaktiebolaget LM Ericsson, Class B(x)	24,812	133,610

		2,566,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,802	$438,561
Azbil Corp.	1,066	29,358
CDW Corp.	851	217,669
Corning, Inc.	4,877	160,746
Halma plc	3,217	96,149
Hamamatsu Photonics KK	1,179	41,387
Hexagon AB, Class B	17,594	208,255
Hirose Electric Co. Ltd.	279	28,567
Ibiden Co. Ltd.	947	42,139
Jabil, Inc.	810	108,500
Keyence Corp.	1,636	757,479
Keysight Technologies, Inc.*	1,109	173,425
Kyocera Corp.	10,892	144,874
Murata Manufacturing Co. Ltd.	14,586	273,114
Omron Corp.	1,473	52,467
Shimadzu Corp.	1,990	55,251
TDK Corp.	3,268	159,579
TE Connectivity Ltd.	1,961	284,816
Teledyne Technologies, Inc.*	300	128,796
Trimble, Inc.*	1,580	101,689
Yokogawa Electric Corp.	1,919	44,026
Zebra Technologies Corp., Class A*	326	98,269

		3,645,116

IT Services (0.7%)
Accenture plc, Class A	3,982	1,380,201
Akamai Technologies, Inc.*	958	104,192
Bechtle AG	694	36,672
Capgemini SE	1,317	303,066
Cognizant Technology Solutions Corp., Class A	3,163	231,816
EPAM Systems, Inc.*	366	101,075
Fujitsu Ltd.	14,800	236,352
Gartner, Inc.*	495	235,952
International Business Machines Corp.	5,811	1,109,668
NEC Corp.	2,064	150,185
Nomura Research Institute Ltd.	3,246	91,282
NTT Data Group Corp.	5,305	83,913
Obic Co. Ltd.	586	88,318
Otsuka Corp.	1,916	40,515
SCSK Corp.	1,314	24,365
TIS, Inc.	1,849	39,501
VeriSign, Inc.*	560	106,126
Wix.com Ltd.*	460	63,241

		4,426,440

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	10,262	1,852,188
Advantest Corp.	6,540	289,241
Analog Devices, Inc.	3,149	622,841
Applied Materials, Inc.	5,284	1,089,719
ASM International NV	398	242,987
ASML Holding NV	3,418	3,289,996
BE Semiconductor Industries NV	653	99,967
Broadcom, Inc.	2,795	3,704,521
Disco Corp.	775	282,549
Enphase Energy, Inc.*	862	104,285
First Solar, Inc.*	679	114,615
Infineon Technologies AG	11,069	376,345
Intel Corp.	26,852	1,186,053
KLA Corp.	859	600,072
Lam Research Corp.	833	809,318
Lasertec Corp.	634	179,797
Microchip Technology, Inc.	3,432	307,885
Micron Technology, Inc.	7,011	826,527
Monolithic Power Systems, Inc.	305	206,613
NVIDIA Corp.	15,687	14,174,146
NXP Semiconductors NV	1,637	405,599
ON Semiconductor Corp.*	2,714	199,615
Qorvo, Inc.*	613	70,391
QUALCOMM, Inc.	7,088	1,199,998
Renesas Electronics Corp.	12,446	220,670
Rohm Co. Ltd.	2,770	44,199
SCREEN Holdings Co. Ltd.	700	90,124
Skyworks Solutions, Inc.	1,018	110,270
STMicroelectronics NV	5,792	249,448
SUMCO Corp.	2,943	46,299
Teradyne, Inc.	971	109,558
Texas Instruments, Inc.	5,775	1,006,063
Tokyo Electron Ltd.	3,965	1,028,312

		35,140,211

Software (5.3%)
Adobe, Inc.*	2,871	1,448,707
ANSYS, Inc.*	552	191,632
Autodesk, Inc.*	1,359	353,911
Cadence Design Systems, Inc.*	1,728	537,892
Check Point Software Technologies Ltd.*	793	130,060
CyberArk Software Ltd.*	354	94,033
Dassault Systemes SE	5,663	250,735
Fair Isaac Corp.*	158	197,438
Fortinet, Inc.*	4,048	276,519
Gen Digital, Inc.	3,560	79,744
Intuit, Inc.	1,778	1,155,700
Microsoft Corp.	47,191	19,854,198
Monday.com Ltd.*	245	55,338
Nemetschek SE	489	48,388
Nice Ltd.*	537	139,798
Oracle Corp.	311	23,308
Oracle Corp. (Moscow Stock Exchange)	10,126	1,271,927
Palo Alto Networks, Inc.*	2,003	569,112
PTC, Inc.*	759	143,405
Roper Technologies, Inc.	678	380,250
Sage Group plc (The)	8,642	138,034
Salesforce, Inc.	6,148	1,851,655
SAP SE	8,855	1,723,973
ServiceNow, Inc.*	1,302	992,645
Synopsys, Inc.*	969	553,783
Temenos AG (Registered)	541	38,680
Trend Micro, Inc.	1,124	56,913
Tyler Technologies, Inc.*	268	113,903
WiseTech Global Ltd.	1,412	86,446
Xero Ltd.*	1,220	105,991

		32,864,118

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	92,187	15,808,227
Brother Industries Ltd.	1,950	36,055
Canon, Inc.	8,508	252,970
FUJIFILM Holdings Corp.	9,411	210,625
Hewlett Packard Enterprise Co.	8,256	146,379
HP, Inc.	5,538	167,358
Logitech International SA (Registered)	1,393	124,742
NetApp, Inc.	1,309	137,406
Ricoh Co. Ltd.	4,611	40,862
Seagate Technology Holdings plc	1,237	115,103
Seiko Epson Corp.	2,427	42,246
Super Micro Computer, Inc.*	309	312,099
Western Digital Corp.*	2,059	140,506

		17,534,578

Total Information Technology		96,177,136

Materials (2.8%)
Chemicals (1.4%)
Air Liquide SA	4,446	924,970
Air Products and Chemicals, Inc.	1,412	342,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Akzo Nobel NV	1,445	$107,847
Albemarle Corp.	745	98,146
Arkema SA	509	53,563
Asahi Kasei Corp.	10,645	77,844
BASF SE	7,565	431,988
Celanese Corp.	636	109,303
CF Industries Holdings, Inc.	1,213	100,934
Clariant AG (Registered)	1,828	24,708
Corteva, Inc.	4,457	257,035
Covestro AG(m)*	1,601	87,537
Croda International plc	1,124	69,543
Dow, Inc.	4,460	258,368
DSM-Firmenich AG	1,576	179,208
DuPont de Nemours, Inc.	2,732	209,462
Eastman Chemical Co.	745	74,664
Ecolab, Inc.	1,608	371,287
EMS-Chemie Holding AG (Registered)	59	45,271
Evonik Industries AG	1,974	39,026
FMC Corp.	792	50,450
Givaudan SA (Registered)	78	347,339
ICL Group Ltd.	6,554	34,652
International Flavors & Fragrances, Inc.	1,621	139,390
JSR Corp.*	1,489	42,591
Linde plc	3,080	1,430,106
LyondellBasell Industries NV, Class A	1,626	166,307
Mitsubishi Chemical Group Corp.	10,862	65,963
Mitsui Chemicals, Inc.	1,435	41,956
Mosaic Co. (The)	2,076	67,387
Nippon Paint Holdings Co. Ltd.	8,070	57,814
Nippon Sanso Holdings Corp.	1,456	45,465
Nissan Chemical Corp.	1,057	39,905
Nitto Denko Corp.	1,207	109,832
Novonesis (Novozymes) B	3,162	185,505
OCI NV	894	24,488
Orica Ltd.	3,828	45,550
PPG Industries, Inc.	1,498	217,060
Sherwin-Williams Co. (The)	1,496	519,606
Shin-Etsu Chemical Co. Ltd.	15,313	668,237
Sika AG (Registered)	1,292	384,799
Syensqo SA*	628	59,473
Symrise AG, Class A	1,125	134,661
Toray Industries, Inc.	11,756	56,349
Umicore SA	1,774	38,268
Yara International ASA	1,403	44,413

		8,880,355

Construction Materials (0.3%)
CRH plc	5,881	506,822
Heidelberg Materials AG	1,104	121,428
Holcim AG	4,418	400,038
James Hardie Industries plc (CHDI)*	3,729	149,712
Martin Marietta Materials, Inc.	393	241,278
Vulcan Materials Co.	844	230,345

		1,649,623

Containers & Packaging (0.1%)
Amcor plc	9,180	87,302
Avery Dennison Corp.	511	114,081
Ball Corp.	2,003	134,922
International Paper Co.	2,198	85,766
Packaging Corp. of America	565	107,226
SIG Group AG	2,591	57,460
Smurfit Kappa Group plc	2,206	100,600
Westrock Co.	1,632	80,702

		768,059

Metals & Mining (0.9%)
Anglo American plc	10,769	265,291
Antofagasta plc	3,341	85,981
ArcelorMittal SA	4,335	119,048
BHP Group Ltd.	42,980	1,239,911
BlueScope Steel Ltd.	3,778	58,717
Boliden AB	2,317	64,343
Endeavour Mining plc	1,556	31,599
Fortescue Ltd.	14,352	240,359
Freeport-McMoRan, Inc.	9,107	428,211
Glencore plc	87,904	482,957
JFE Holdings, Inc.	4,837	79,834
Mineral Resources Ltd.	1,484	68,535
Newmont Corp.	7,320	262,349
Nippon Steel Corp.	7,289	174,738
Norsk Hydro ASA	11,240	62,007
Northern Star Resources Ltd.	9,737	91,814
Nucor Corp.	1,561	308,922
Pilbara Minerals Ltd.	24,221	60,451
Rio Tinto Ltd.	3,146	249,619
Rio Tinto plc	9,546	604,472
South32 Ltd.	38,372	75,015
Steel Dynamics, Inc.	966	143,190
Sumitomo Metal Mining Co. Ltd.	2,077	61,509
voestalpine AG	983	27,573

		5,286,445

Paper & Forest Products (0.1%)
Holmen AB, Class B*	646	26,277
Mondi plc	3,740	65,874
Stora Enso OYJ, Class R	4,929	68,518
Svenska Cellulosa AB SCA, Class B(x)	5,134	78,804
UPM-Kymmene OYJ	4,523	150,634

		390,107

Total Materials		16,974,589

Real Estate (1.6%)
Diversified REITs (0.1%)
Covivio SA (REIT)	428	22,025
GPT Group (The) (REIT)	16,227	48,325
KDX Realty Investment Corp. (REIT)	35	37,201
Land Securities Group plc (REIT)	5,995	49,803
Mirvac Group (REIT)	33,427	51,407
Nomura Real Estate Master Fund, Inc. (REIT)(x)	36	35,577
Stockland (REIT)	20,223	63,915

		308,253

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	4,496	84,300
Ventas, Inc. (REIT)	2,556	111,288
Welltower, Inc. (REIT)	3,515	328,442

		524,030

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,480	92,646

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	31,319	64,250
GLP J-REIT (REIT)	40	33,505
Goodman Group (REIT)	14,486	319,160
Mapletree Logistics Trust (REIT)	29,147	31,516
Nippon Prologis REIT, Inc. (REIT)	19	33,838
Prologis, Inc. (REIT)	5,868	764,131
Segro plc (REIT)	9,881	112,716
Warehouses De Pauw CVA (REIT)	1,487	42,448

		1,401,564

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,000	128,910
Boston Properties, Inc. (REIT)	917	59,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Dexus (REIT)	9,111	$46,963
Gecina SA (REIT)	390	39,824
Japan Real Estate Investment Corp. (REIT)	11	39,166
Nippon Building Fund, Inc. (REIT)	13	51,956

		366,708

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	359	25,923
CapitaLand Investment Ltd.	21,867	43,402
CBRE Group, Inc., Class A*	1,889	183,686
City Developments Ltd.	4,167	18,054
CK Asset Holdings Ltd.	16,396	67,453
CoStar Group, Inc.*	2,594	250,580
Daito Trust Construction Co. Ltd.	522	59,379
Daiwa House Industry Co. Ltd.	4,988	147,848
ESR Group Ltd.(m)	14,510	15,517
Fastighets AB Balder, Class B*	5,523	40,597
Hang Lung Properties Ltd.	15,115	15,488
Henderson Land Development Co. Ltd.	12,204	34,771
Hongkong Land Holdings Ltd.	9,354	28,717
Hulic Co. Ltd.	3,227	33,042
LEG Immobilien SE*	628	53,917
Mitsubishi Estate Co. Ltd.	9,562	173,389
Mitsui Fudosan Co. Ltd.	22,743	243,911
Nomura Real Estate Holdings, Inc.	923	25,993
Sagax AB, Class B	1,728	45,589
Sino Land Co. Ltd.	32,859	34,132
Sumitomo Realty & Development Co. Ltd.	2,401	89,074
Sun Hung Kai Properties Ltd.	12,121	116,844
Swire Pacific Ltd., Class A	3,581	29,465
Swire Properties Ltd.	9,970	20,941
Swiss Prime Site AG (Registered)	650	61,299
Vonovia SE	6,213	183,659
Wharf Holdings Ltd. (The)	8,900	29,224
Wharf Real Estate Investment Co. Ltd.	13,963	45,402

		2,117,296

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	901	167,190
Camden Property Trust (REIT)	678	66,715
Equity Residential (REIT)	2,192	138,337
Essex Property Trust, Inc. (REIT)	408	99,883
Invitation Homes, Inc. (REIT)	3,653	130,083
Mid-America Apartment Communities, Inc. (REIT)	741	97,501
UDR, Inc. (REIT)	1,922	71,902

		771,611

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	44,705	65,555
Federal Realty Investment Trust (REIT)	467	47,690
Japan Metropolitan Fund Invest (REIT)	59	36,753
Kimco Realty Corp. (REIT)	4,231	82,970
Klepierre SA (REIT)	1,823	47,202
Link REIT (REIT)	21,839	93,892
Mapletree Pan Asia Commercial Trust (REIT)	19,792	18,762
Realty Income Corp. (REIT)	5,282	285,756
Regency Centers Corp. (REIT)	1,043	63,164
Scentre Group (REIT)	43,975	97,145
Simon Property Group, Inc. (REIT)	2,070	323,934
Unibail-Rodamco-Westfield (REIT)*	1,001	80,455
Vicinity Ltd. (REIT)	32,778	45,497

		1,288,775

Specialized REITs (0.5%)
American Tower Corp. (REIT)	2,961	585,064
Crown Castle, Inc. (REIT)	2,754	291,456
Digital Realty Trust, Inc. (REIT)	1,923	276,989
Equinix, Inc. (REIT)	596	491,897
Extra Space Storage, Inc. (REIT)	1,342	197,274
Iron Mountain, Inc. (REIT)	1,854	148,709
Public Storage (REIT)	1,005	291,510
SBA Communications Corp. (REIT)	685	148,440
VICI Properties, Inc. (REIT), Class A	6,570	195,720
Weyerhaeuser Co. (REIT)	4,635	166,443

		2,793,502

Total Real Estate		9,664,385

Utilities (1.7%)
Electric Utilities (1.1%)
Acciona SA	209	25,445
Alliant Energy Corp.	1,621	81,698
American Electric Power Co., Inc.	3,340	287,574
BKW AG	179	27,470
Chubu Electric Power Co., Inc.	5,415	70,630
CK Infrastructure Holdings Ltd.	5,285	30,926
CLP Holdings Ltd.	13,802	109,948
Constellation Energy Corp.	2,028	374,876
Duke Energy Corp.	4,897	473,589
Edison International	2,436	172,298
EDP - Energias de Portugal SA	26,588	103,551
Elia Group SA/NV	249	26,863
Endesa SA	2,691	49,833
Enel SpA	68,944	455,133
Entergy Corp.	1,343	141,928
Evergy, Inc.	1,459	77,881
Eversource Energy	2,219	132,630
Exelon Corp.	6,322	237,518
FirstEnergy Corp.	3,280	126,674
Fortum OYJ(x)	3,801	46,933
Iberdrola SA	52,018	645,095
Kansai Electric Power Co., Inc. (The)	5,918	84,012
Mercury NZ Ltd.	5,892	24,395
NextEra Energy, Inc.	13,031	832,811
NRG Energy, Inc.	1,434	97,067
Origin Energy Ltd.	14,596	87,506
Orsted A/S(m)*	1,603	89,828
PG&E Corp.	13,550	227,098
Pinnacle West Capital Corp.	720	53,806
Power Assets Holdings Ltd.	11,627	68,037
PPL Corp.	4,682	128,895
Redeia Corp. SA	3,438	58,622
Southern Co. (The)	6,927	496,943
SSE plc	9,261	192,865
Terna - Rete Elettrica Nazionale	11,921	98,515
Tokyo Electric Power Co. Holdings, Inc.*	12,932	78,439
Verbund AG	577	42,174
Xcel Energy, Inc.	3,505	188,394

		6,547,900

Gas Utilities (0.1%)
APA Group	10,869	59,566
Atmos Energy Corp.	958	113,878
Enagas SA	2,108	31,305
Hong Kong & China Gas Co. Ltd.	95,086	72,041
Osaka Gas Co. Ltd.	3,152	70,752
Snam SpA	17,085	80,659
Tokyo Gas Co. Ltd.	3,107	70,522

		498,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,253	$76,256
EDP Renovaveis SA	2,602	35,216
Meridian Energy Ltd.	10,956	38,685
RWE AG	5,358	181,854

		332,011

Multi-Utilities (0.5%)
Ameren Corp.	1,670	123,513
CenterPoint Energy, Inc.	4,009	114,216
Centrica plc	45,730	73,677
CMS Energy Corp.	1,870	112,836
Consolidated Edison, Inc.	2,193	199,146
Dominion Energy, Inc.	5,315	261,445
DTE Energy Co.	1,311	147,016
E.ON SE	19,028	264,508
Engie SA	15,480	259,026
National Grid plc	31,529	424,208
NiSource, Inc.	2,626	72,635
Public Service Enterprise Group, Inc.	3,165	211,359
Sembcorp Industries Ltd.	7,500	29,994
Sempra	3,997	287,105
Veolia Environnement SA	5,840	189,834
WEC Energy Group, Inc.	2,003	164,486

		2,935,004

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,237	151,174
Severn Trent plc	2,281	71,110
United Utilities Group plc	5,777	75,029

		297,313

Total Utilities		10,610,951

Total Common Stocks (68.8%) (Cost $344,183,541)		422,908,709

EXCHANGE TRADED FUND (ETF):
Equity (4.9%)
SPDR S&P MidCap 400 ETF Trust(x)	54,437	30,288,747

Total Exchange Traded Fund (4.9%) (Cost $22,481,970)		30,288,747

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (12.2%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	877,892
6.125%, 11/15/27	1,896,100	2,007,496
5.250%, 11/15/28	1,649,300	1,715,916
U.S. Treasury Notes
2.250%, 11/15/24	1,285,300	1,262,079
2.000%, 2/15/25	745,400	725,513
2.125%, 5/15/25	1,120,900	1,086,266
2.000%, 8/15/25	2,684,200	2,583,654
0.250%, 8/31/25	578,900	542,900
0.250%, 9/30/25	829,000	774,766
2.250%, 11/15/25	338,700	325,406
0.375%, 12/31/25	966,500	896,596
0.375%, 1/31/26	1,504,700	1,391,352
1.625%, 2/15/26	1,602,600	1,515,546
0.500%, 2/28/26	656,000	606,392
0.750%, 4/30/26	321,000	296,624
0.750%, 5/31/26	2,393,400	2,205,481
1.500%, 8/15/26	2,167,700	2,020,708
0.750%, 8/31/26	660,100	603,576
0.875%, 9/30/26	1,851,600	1,694,793
2.000%, 11/15/26	3,908,200	3,669,590
1.250%, 12/31/26	827,900	760,217
1.500%, 1/31/27	990,600	913,757
2.250%, 2/15/27	1,962,300	1,847,935
1.875%, 2/28/27	497,800	463,362
2.375%, 5/15/27	2,289,900	2,155,374
2.250%, 8/15/27	5,527,100	5,161,361
2.250%, 11/15/27	3,255,500	3,028,887
3.875%, 12/31/27	994,200	978,510
2.750%, 2/15/28	2,037,000	1,923,533
3.625%, 3/31/28	1,835,600	1,790,140
3.500%, 4/30/28	1,531,500	1,486,273
2.875%, 5/15/28	881,000	833,990
3.625%, 5/31/28	846,000	824,850
4.000%, 6/30/28	517,500	511,921
2.875%, 8/15/28	137,000	129,420
4.375%, 8/31/28	1,527,100	1,533,900
4.625%, 9/30/28	845,400	857,949
4.875%, 10/31/28	166,300	170,549
3.125%, 11/15/28	2,244,400	2,138,492
4.375%, 11/30/28	826,000	830,840
3.750%, 12/31/28	1,383,100	1,354,482
4.000%, 1/31/29	1,038,600	1,028,458
2.625%, 2/15/29	693,400	644,538
4.250%, 2/28/29	1,030,700	1,032,702
2.375%, 5/15/29	704,000	644,380
1.625%, 8/15/29	522,700	459,078
1.500%, 2/15/30	473,100	406,792
0.625%, 5/15/30	1,183,500	956,231
0.625%, 8/15/30	1,464,800	1,173,442
0.875%, 11/15/30	1,636,700	1,325,727
1.625%, 5/15/31	1,207,500	1,018,073
1.250%, 8/15/31	1,243,400	1,013,371
1.375%, 11/15/31	801,300	654,938
1.875%, 2/15/32	2,614,500	2,209,661
2.875%, 5/15/32	860,100	781,482
2.750%, 8/15/32	945,400	848,644
4.125%, 11/15/32	887,100	881,694
3.500%, 2/15/33	451,900	428,317
3.375%, 5/15/33	1,235,000	1,158,005
3.875%, 8/15/33	1,067,700	1,040,674
4.500%, 11/15/33	475,500	486,496

Total U.S. Treasury Obligations		74,690,991

Total Long-Term Debt Securities (12.2%) (Cost $79,627,991)		74,690,991

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (14.0%)
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,826,000	1,826,000
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	78,402,934	78,434,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	3,000,000	$3,000,000

Total Investment Companies		86,260,296

Total Short-Term Investments (14.0%) (Cost $86,253,879)		86,260,296

Total Investments in Securities (99.9%) (Cost $532,547,381)		614,148,743
Other Assets Less Liabilities (0.1%)		700,153

Net Assets (100%)		$614,848,896

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $1,927,890 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $27,677,885. This was collateralized by $20,449,748 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/2/24 – 2/15/54 and by cash of $7,826,000 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.9
Finland	0.2
France	2.4
Germany	2.0
Hong Kong	0.4
Ireland	0.1
Israel	0.2
Italy	0.6
Japan	5.5
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.4
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.4
United Kingdom	2.5
United States	78.3
Cash and Other	0.1

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	339	6/2024	EUR	18,451,086	441,325
MSCI EAFE E-Mini Index	5	6/2024	USD	589,275	3,407
Russell 2000 E-Mini Index	296	6/2024	USD	31,759,320	516,524
S&P 500 E-Mini Index	170	6/2024	USD	45,122,250	593,640
S&P 500 Micro E-Mini Index	5	6/2024	USD	132,713	2,063
TOPIX Index	34	6/2024	JPY	6,175,386	149,506

					1,706,465

Short Contracts
FTSE 100 Index	(53)	6/2024	GBP	(5,343,489)	(37,326)
SPI 200 Index	(40)	6/2024	AUD	(5,181,269)	(151,028)
U.S. Treasury 2 Year Note	(21)	6/2024	USD	(4,294,172)	4,296
U.S. Treasury 5 Year Note	(14)	6/2024	USD	(1,498,219)	658
U.S. Treasury 10 Year Note	(37)	6/2024	USD	(4,099,484)	(6,483)

					(189,883)

					1,516,582

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,771,552	AUD	19,429,704	Citibank NA	4/18/2024	104,433
USD	8,929,703	AUD	13,476,706	Deutsche Bank AG	4/18/2024	143,619
GBP	4,582,234	USD	5,780,870	Bank of America	4/19/2024	3,134
GBP	519,868	USD	655,076	Deutsche Bank AG	4/19/2024	1,137
USD	4,282,429	GBP	3,368,369	BNP Paribas	4/19/2024	30,647
USD	4,544,466	GBP	3,583,000	Citibank NA	4/19/2024	21,763
USD	1,031,624	NOK	10,800,552	Bank of America	4/30/2024	36,065
USD	4,211,970	SEK	43,950,249	Barclays Bank plc	4/30/2024	101,403
USD	207,613	SEK	2,165,548	JPMorgan Chase Bank	4/30/2024	5,074
USD	12,240,502	CHF	10,760,797	UBS AG	5/8/2024	260,614
USD	4,552,860	JPY	672,428,852	Morgan Stanley	5/16/2024	80,010
USD	5,189,840	NZD	8,545,131	JPMorgan Chase Bank	5/23/2024	84,233
USD	2,981,257	EUR	2,745,665	Bank of America	6/12/2024	10,513
USD	12,594,668	EUR	11,485,983	Deutsche Bank AG	6/12/2024	167,109
USD	3,956,209	EUR	3,602,015	Morgan Stanley	6/12/2024	58,915

Total unrealized appreciation						1,108,669

AUD	7,000,196	USD	4,584,092	Deutsche Bank AG	4/18/2024	(20,342)
AUD	7,391,543	USD	4,904,104	JPMorgan Chase Bank	4/18/2024	(85,217)
AUD	4,465,693	USD	2,925,072	JPMorgan Chase Bank	4/18/2024	(13,682)
AUD	3,123,324	USD	2,046,763	Morgan Stanley	4/18/2024	(10,525)
GBP	2,593,729	USD	3,285,227	BNP Paribas	4/19/2024	(11,248)
GBP	526,428	USD	664,791	Citibank NA	4/19/2024	(298)
GBP	13,398,229	USD	16,923,142	HSBC Bank plc	4/19/2024	(10,998)
GBP	658,637	USD	838,358	JPMorgan Chase Bank	4/19/2024	(6,982)
GBP	3,163,717	USD	4,049,206	Morgan Stanley	4/19/2024	(55,751)
NOK	60,069,435	USD	5,636,425	Bank of America	4/30/2024	(99,421)
SEK	2,165,548	USD	205,710	JPMorgan Chase Bank	4/30/2024	(3,171)
SEK	23,361,257	USD	2,233,490	Morgan Stanley	4/30/2024	(48,565)
JPY	202,894,856	USD	1,387,370	BNP Paribas	5/16/2024	(37,757)
JPY	201,271,660	USD	1,358,950	Citibank NA	5/16/2024	(20,134)
USD	5,809,437	JPY	874,449,176	Bank of America	5/16/2024	(7,210)
NZD	3,611,290	USD	2,198,120	Citibank NA	5/23/2024	(40,420)
NZD	11,746,657	USD	7,240,525	Deutsche Bank AG	5/23/2024	(222,047)
EUR	17,925,441	USD	19,555,529	JPMorgan Chase Bank	6/12/2024	(160,630)

Total unrealized depreciation						(854,398)

Net unrealized appreciation						254,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,228,196	$5,579,240	$—	$30,807,436
Consumer Discretionary	28,985,031	17,837,245	—	46,822,276
Consumer Staples	16,826,393	12,091,851	—	28,918,244
Energy	11,054,388	5,838,180	—	16,892,568
Financials	36,840,677	27,619,574	—	64,460,251
Health Care	34,878,896	18,039,509	—	52,918,405
Industrials	24,849,174	23,813,294	—	48,662,468
Information Technology	83,096,561	13,080,575	—	96,177,136
Materials	6,635,884	10,338,705	—	16,974,589
Real Estate	6,372,499	3,291,886	—	9,664,385
Utilities	6,166,745	4,444,206	—	10,610,951
Exchange Traded Fund	30,288,747	—	—	30,288,747
Forward Currency Contracts	—	1,108,669	—	1,108,669
Futures	1,711,419	—	—	1,711,419
Short-Term Investments
Investment Companies	86,260,296	—	—	86,260,296
U.S. Treasury Obligations	—	74,690,991	—	74,690,991

Total Assets	$399,194,906	$217,773,925	$—	$616,968,831

Liabilities:
Forward Currency Contracts	$—	$(854,398)	$—	$(854,398)
Futures	(194,837)	—	—	(194,837)

Total Liabilities	$(194,837)	$(854,398)	$—	$(1,049,235)

Total	$399,000,069	$216,919,527	$—	$615,919,596

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,721,733
Aggregate gross unrealized depreciation	(24,637,014)

Net unrealized appreciation	$78,084,719

Federal income tax cost of investments in securities and derivative instruments, if applicable	$537,834,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	61,631	$1,084,706
BT Group plc	73,925	102,308
Cellnex Telecom SA(m)	5,250	185,608
Deutsche Telekom AG (Registered)	37,057	899,526
Elisa OYJ	1,626	72,537
HKT Trust & HKT Ltd.	43,715	50,993
Infrastrutture Wireless Italiane SpA(m)	3,842	43,646
Koninklijke KPN NV	38,359	143,436
Nippon Telegraph & Telephone Corp.	341,594	406,176
Orange SA	21,289	250,072
Singapore Telecommunications Ltd.	94,436	176,947
Spark New Zealand Ltd.	20,742	59,049
Swisscom AG (Registered)*	296	180,977
Telecom Italia SpA*	113,930	27,668
Telefonica SA	55,885	246,532
Telenor ASA	7,200	80,071
Telia Co. AB	26,975	69,126
Telstra Group Ltd.	46,237	116,303
Verizon Communications, Inc.	36,240	1,520,631

		5,716,312

Entertainment (0.7%)
Bollore SE	8,145	54,393
Capcom Co. Ltd.	3,886	72,545
Electronic Arts, Inc.	2,097	278,209
Konami Group Corp.	1,197	81,208
Live Nation Entertainment, Inc.*	1,223	129,357
Netflix, Inc.*	3,730	2,265,341
Nexon Co. Ltd.	3,961	65,677
Nintendo Co. Ltd.	11,881	648,204
Sea Ltd. (ADR)*	4,216	226,441
Square Enix Holdings Co. Ltd.	954	36,690
Take-Two Interactive Software, Inc.*	1,367	202,986
Toho Co. Ltd.	1,322	43,831
Universal Music Group NV	9,372	281,894
Walt Disney Co. (The)	15,811	1,934,634
Warner Bros Discovery, Inc.*	19,128	166,987

		6,488,397

Interactive Media & Services (2.6%)
Adevinta ASA*	3,998	41,946
Alphabet, Inc., Class A*	50,796	7,666,640
Alphabet, Inc., Class C*	42,527	6,475,161
Auto Trader Group plc(m)	10,374	91,681
CAR Group Ltd.	4,095	96,280
LY Corp.	30,555	77,205
Match Group, Inc.*	2,343	85,004
Meta Platforms, Inc., Class A	18,964	9,208,539
REA Group Ltd.	604	73,000
Scout24 SE(m)	858	64,666
SEEK Ltd.	4,073	66,487

		23,946,609

Media (0.4%)
Charter Communications, Inc., Class A*	851	247,326
Comcast Corp., Class A	34,155	1,480,619
Dentsu Group, Inc.	2,345	64,906
Fox Corp., Class A	2,063	64,510
Fox Corp., Class B	1,137	32,541
Informa plc	15,711	164,824
Interpublic Group of Cos., Inc. (The)	3,301	107,712
News Corp., Class A	3,276	85,766
News Corp., Class B	988	26,735
Omnicom Group, Inc.	1,707	165,169
Paramount Global, Class B	4,159	48,951
Publicis Groupe SA	2,617	285,300
Vivendi SE	7,654	83,401
WPP plc	12,289	116,888

		2,974,648

Wireless Telecommunication Services (0.3%)
KDDI Corp.	17,076	504,000
SoftBank Corp.	32,879	421,576
SoftBank Group Corp.	11,781	697,459
Tele2 AB, Class B	6,132	50,355
T-Mobile US, Inc.	4,501	734,653
Vodafone Group plc	263,163	234,034

		2,642,077

Total Communication Services		41,768,043

Consumer Discretionary (6.9%)
Automobile Components (0.2%)
Aisin Corp.	1,655	67,313
Aptiv plc*	2,405	191,558
BorgWarner, Inc.	1,981	68,820
Bridgestone Corp.	6,538	288,980
Cie Generale des Etablissements
Michelin SCA	7,765	297,561
Continental AG	1,258	90,796
Denso Corp.	21,574	411,157
Koito Manufacturing Co. Ltd.	2,278	30,623
Sumitomo Electric Industries Ltd.	8,216	126,730

		1,573,538

Automobiles (1.4%)
Bayerische Motoren Werke AG	3,646	420,726
Bayerische Motoren Werke AG (Preference)(q)	674	72,278
Dr Ing hc F Porsche AG (Preference)(m)(q)	1,302	129,622
Ferrari NV	1,441	628,068
Ford Motor Co.	33,641	446,752
General Motors Co.	9,951	451,278
Honda Motor Co. Ltd.	52,792	649,874
Isuzu Motors Ltd.	6,690	90,110
Mazda Motor Corp.	6,475	75,345
Mercedes-Benz Group AG	9,174	730,525
Nissan Motor Co. Ltd.	27,506	108,512
Porsche Automobil Holding SE (Preference)(q)	1,751	92,791
Renault SA	2,198	110,966
Stellantis NV (Euronext Paris)	9,499	269,778
Stellantis NV (Italian Stock Exchange)	15,835	450,067
Subaru Corp.	6,913	156,454
Suzuki Motor Corp.	18,156	206,411
Tesla, Inc.*	23,883	4,198,393
Toyota Motor Corp.	121,258	3,048,672
Volkswagen AG	337	51,482
Volkswagen AG (Preference)(q)	2,358	312,496
Volvo Car AB, Class B(x)*	8,517	32,289
Yamaha Motor Co. Ltd.	10,176	93,404

		12,826,293

Broadline Retail (1.7%)
Amazon.com, Inc.*	78,791	14,212,321
eBay, Inc.	4,474	236,138
Etsy, Inc.*	1,032	70,919
Global-e Online Ltd.*	1,127	40,966
Next plc	1,385	161,382
Pan Pacific International Holdings Corp.	4,307	113,949
Prosus NV	16,724	524,591
Rakuten Group, Inc.*	17,114	96,774
Wesfarmers Ltd.	12,975	578,333

		16,035,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.1%)
D’ieteren Group	246	$54,566
Genuine Parts Co.	1,208	187,155
LKQ Corp.	2,307	123,217
Pool Corp.	333	134,365

		499,303

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	3,023	35,301
Pearson plc	7,154	94,087

		129,388

Hotels, Restaurants & Leisure (1.2%)
Accor SA	2,163	101,043
Airbnb, Inc., Class A*	3,754	619,260
Amadeus IT Group SA	5,151	330,317
Aristocrat Leisure Ltd.	6,623	185,583
Booking Holdings, Inc.	301	1,091,992
Caesars Entertainment, Inc.*	1,859	81,313
Carnival Corp.*	8,684	141,897
Chipotle Mexican Grill, Inc.*	236	685,998
Compass Group plc	19,540	572,908
Darden Restaurants, Inc.	1,029	171,997
Delivery Hero SE(m)*	2,019	57,755
Domino’s Pizza, Inc.	301	149,561
Entain plc	7,303	73,500
Evolution AB(m)	2,095	260,427
Expedia Group, Inc.*	1,127	155,244
Flutter Entertainment plc*	2,024	403,370
Galaxy Entertainment Group Ltd.	25,465	127,863
Genting Singapore Ltd.	68,727	45,046
Hilton Worldwide Holdings, Inc.	2,174	463,736
InterContinental Hotels Group plc	1,889	196,506
La Francaise des Jeux SAEM(m)	1,201	48,951
Las Vegas Sands Corp.	3,183	164,561
Lottery Corp. Ltd. (The)	25,447	85,400
Marriott International, Inc., Class A	2,126	536,411
McDonald’s Corp.	6,252	1,762,751
McDonald’s Holdings Co. Japan Ltd.(x)	1,006	45,190
MGM Resorts International*	2,355	111,179
Norwegian Cruise Line Holdings Ltd.*	3,667	76,750
Oriental Land Co. Ltd.	12,503	399,505
Royal Caribbean Cruises Ltd.*	2,033	282,607
Sands China Ltd.*	27,593	77,735
Sodexo SA	1,012	86,776
Starbucks Corp.	9,759	891,875
Whitbread plc	2,132	89,177
Wynn Resorts Ltd.	821	83,931
Yum! Brands, Inc.	2,422	335,810
Zensho Holdings Co. Ltd.	1,104	45,909

		11,039,834

Household Durables (0.4%)
Barratt Developments plc	11,143	66,889
Berkeley Group Holdings plc	1,213	72,844
DR Horton, Inc.	2,574	423,552
Garmin Ltd.	1,319	196,360
Iida Group Holdings Co. Ltd.	1,791	23,089
Lennar Corp., Class A	2,130	366,317
Mohawk Industries, Inc.*	456	59,686
NVR, Inc.*	28	226,799
Panasonic Holdings Corp.	25,214	239,598
Persimmon plc	3,652	60,659
PulteGroup, Inc.	1,828	220,493
SEB SA	285	36,466
Sekisui Chemical Co. Ltd.	4,395	64,105
Sekisui House Ltd.	6,802	154,301
Sharp Corp.*	2,963	16,451
Sony Group Corp.	14,465	1,235,516
Taylor Wimpey plc	40,423	69,923

		3,533,048

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	6,834	126,315
Hasbro, Inc.	1,124	63,528
Shimano, Inc.	897	133,946
Yamaha Corp.	1,539	33,092

		356,881

Specialty Retail (1.1%)
AutoZone, Inc.*	149	469,596
Avolta AG*	1,134	47,191
Bath & Body Works, Inc.	1,948	97,439
Best Buy Co., Inc.	1,652	135,514
CarMax, Inc.*	1,361	118,557
Fast Retailing Co. Ltd.	1,987	613,111
H & M Hennes & Mauritz AB, Class B	7,384	120,431
Home Depot, Inc. (The)	8,579	3,290,904
Industria de Diseno Textil SA	12,472	627,964
JD Sports Fashion plc	29,631	50,301
Kingfisher plc	21,461	67,555
Lowe’s Cos., Inc.	4,957	1,262,697
Nitori Holdings Co. Ltd.	944	142,305
O’Reilly Automotive, Inc.*	509	574,600
Ross Stores, Inc.	2,902	425,898
TJX Cos., Inc. (The)	9,824	996,350
Tractor Supply Co.	932	243,923
Ulta Beauty, Inc.*	419	219,087
USS Co. Ltd.	4,638	38,282
Zalando SE(m)*	2,563	73,247
ZOZO, Inc.	1,565	38,737

		9,653,689

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,852	413,592
Burberry Group plc	4,099	62,755
Cie Financiere Richemont SA (Registered)	6,146	937,046
Deckers Outdoor Corp.*	221	208,019
Hermes International SCA	362	924,026
Kering SA	851	336,346
Lululemon Athletica, Inc.*	990	386,744
LVMH Moet Hennessy Louis Vuitton SE	3,156	2,838,624
Moncler SpA	2,355	175,765
NIKE, Inc., Class B	10,492	986,038
Pandora A/S	967	156,200
Puma SE	1,207	54,717
Ralph Lauren Corp.	337	63,275
Swatch Group AG (The)	331	76,855
Swatch Group AG (The) (Registered)	602	27,301
Tapestry, Inc.	1,977	93,868
VF Corp.	2,849	43,704

		7,784,875

Total Consumer Discretionary		63,432,222

Consumer Staples (4.3%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	9,932	604,977
Asahi Group Holdings Ltd.	5,511	201,830
Brown-Forman Corp., Class B	1,559	80,476
Carlsberg A/S, Class B	1,126	153,615
Coca-Cola Co. (The)	33,540	2,051,977
Coca-Cola Europacific Partners plc	2,361	165,152
Coca-Cola HBC AG	2,517	79,516
Constellation Brands, Inc., Class A	1,387	376,931
Davide Campari-Milano NV	7,039	70,731
Diageo plc	25,557	943,672
Heineken Holding NV	1,482	119,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Heineken NV	3,293	$317,394
Keurig Dr Pepper, Inc.	8,977	275,325
Kirin Holdings Co. Ltd.	8,911	123,734
Molson Coors Beverage Co., Class B	1,596	107,331
Monster Beverage Corp.*	6,367	377,436
PepsiCo, Inc.	11,847	2,073,343
Pernod Ricard SA	2,338	378,226
Remy Cointreau SA	264	26,613
Suntory Beverage & Food Ltd.	1,618	54,639
Treasury Wine Estates Ltd.	9,277	75,265

		8,657,777

Consumer Staples Distribution & Retail (1.0%)
Aeon Co. Ltd.	7,447	176,312
Carrefour SA	6,483	111,033
Coles Group Ltd.	15,303	168,929
Costco Wholesale Corp.	3,825	2,802,310
Dollar General Corp.	1,892	295,265
Dollar Tree, Inc.*	1,784	237,540
Endeavour Group Ltd.	16,381	58,817
J Sainsbury plc	18,955	64,691
Jeronimo Martins SGPS SA	3,238	64,207
Kesko OYJ, Class B	3,123	58,339
Kobe Bussan Co. Ltd.	1,728	42,327
Koninklijke Ahold Delhaize NV	10,889	325,643
Kroger Co. (The)	5,705	325,927
MatsukiyoCocokara & Co.	3,955	63,343
Ocado Group plc*	6,632	38,094
Seven & i Holdings Co. Ltd.	25,785	374,732
Sysco Corp.	4,291	348,343
Target Corp.	3,979	705,119
Tesco plc	80,668	301,984
Walgreens Boots Alliance, Inc.	6,170	133,827
Walmart, Inc.	36,899	2,220,213
Woolworths Group Ltd.	13,966	301,878

		9,218,873

Food Products (0.9%)
Ajinomoto Co., Inc.	5,359	199,378
Archer-Daniels-Midland Co.	4,598	288,800
Associated British Foods plc	3,899	122,930
Barry Callebaut AG (Registered)	41	59,510
Bunge Global SA	1,252	128,355
Campbell Soup Co.	1,696	75,387
Chocoladefabriken Lindt & Spruengli AG	11	131,607
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	120,641
Conagra Brands, Inc.	4,120	122,117
Danone SA	7,362	475,676
General Mills, Inc.	4,895	342,503
Hershey Co. (The)	1,292	251,294
Hormel Foods Corp.	2,498	87,155
J M Smucker Co. (The)	915	115,171
JDE Peet’s NV	1,115	23,409
Kellanova	2,273	130,220
Kerry Group plc (London Stock Exchange), Class A	1,404	122,010
Kerry Group plc (Turquoise Stock Exchange), Class A	401	34,367
Kikkoman Corp.	7,980	102,056
Kraft Heinz Co. (The)	6,872	253,577
Lamb Weston Holdings, Inc.	1,244	132,523
Lotus Bakeries NV	5	48,279
McCormick & Co., Inc. (Non-Voting)	2,167	166,447
Meiji Holdings Co. Ltd.	2,686	58,553
Mondelez International, Inc., Class A	11,606	812,420
Mowi ASA	5,321	97,809
Nestle SA (Registered)	30,520	3,240,328
Nissin Foods Holdings Co. Ltd.	2,271	62,558
Orkla ASA	8,015	56,527
Salmar ASA	755	49,828
Tyson Foods, Inc., Class A	2,468	144,946
WH Group Ltd.(m)	95,515	62,970
Wilmar International Ltd.	22,161	56,295
Yakult Honsha Co. Ltd.	2,897	59,173

		8,234,819

Household Products (0.6%)
Church & Dwight Co., Inc.	2,124	221,554
Clorox Co. (The)	1,070	163,828
Colgate-Palmolive Co.	7,097	639,085
Essity AB, Class B	6,967	165,453
Henkel AG & Co. KGaA	1,188	85,565
Henkel AG & Co. KGaA (Preference)(q)	1,935	155,524
Kimberly-Clark Corp.	2,904	375,632
Procter & Gamble Co. (The)	20,282	3,290,755
Reckitt Benckiser Group plc	8,162	464,811
Unicharm Corp.	4,634	147,518

		5,709,725

Personal Care Products (0.5%)
Beiersdorf AG	1,153	167,866
Estee Lauder Cos., Inc. (The), Class A	2,008	309,533
Haleon plc	68,625	288,515
Kao Corp.	5,334	199,294
Kenvue, Inc.	14,856	318,810
L’Oreal SA	2,751	1,301,876
Shiseido Co. Ltd.	4,594	125,335
Unilever plc	13,364	670,714
Unilever plc (London Stock Exchange)	15,219	763,640

		4,145,583

Tobacco (0.3%)
Altria Group, Inc.	15,201	663,067
British American Tobacco plc	23,014	698,874
Imperial Brands plc	9,566	213,705
Japan Tobacco, Inc.	13,676	363,898
Philip Morris International, Inc.	13,382	1,226,059

		3,165,603

Total Consumer Staples		39,132,380

Energy (2.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	8,627	289,005
Halliburton Co.	7,672	302,430
Schlumberger NV	12,304	674,382
Tenaris SA	5,399	106,680

		1,372,497

Oil, Gas & Consumable Fuels (2.4%)
Aker BP ASA	3,613	89,948
Ampol Ltd.	2,598	67,364
APA Corp.	2,612	89,801
BP plc	195,735	1,224,612
Chevron Corp.	14,950	2,358,213
ConocoPhillips	10,155	1,292,528
Coterra Energy, Inc.	6,484	180,774
Devon Energy Corp.	5,523	277,144
Diamondback Energy, Inc.	1,543	305,776
ENEOS Holdings, Inc.	32,967	158,258
Eni SpA	25,088	396,466
EOG Resources, Inc.	5,027	642,652
EQT Corp.	3,546	131,450
Equinor ASA	10,300	274,171
Exxon Mobil Corp.	34,229	3,978,779
Galp Energia SGPS SA	5,313	87,785
Hess Corp.	2,373	362,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co. Ltd.	11,065	$75,506
Inpex Corp.	11,105	168,688
Kinder Morgan, Inc.	16,669	305,709
Marathon Oil Corp.	5,045	142,975
Marathon Petroleum Corp.	3,172	639,158
Neste OYJ	4,837	130,982
Occidental Petroleum Corp.	5,673	368,688
OMV AG	1,684	79,684
ONEOK, Inc.	5,021	402,534
Phillips 66	3,706	605,338
Pioneer Natural Resources Co.	2,014	528,675
Repsol SA	13,875	231,122
Santos Ltd.	37,135	187,542
Shell plc	74,332	2,462,726
Targa Resources Corp.	1,922	215,245
TotalEnergies SE	24,817	1,699,334
Valero Energy Corp.	2,935	500,975
Williams Cos., Inc. (The)	10,486	408,639
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,497	347,763
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	83,885

		21,503,104

Total Energy		22,875,601

Financials (9.6%)
Banks (3.6%)
ABN AMRO Bank NV (CVA)(m)	5,443	93,074
AIB Group plc	17,964	91,166
ANZ Group Holdings Ltd.	34,389	658,842
Banco Bilbao Vizcaya Argentaria SA	66,751	795,038
Banco BPM SpA	13,859	92,223
Banco Santander SA	185,047	902,663
Bank Hapoalim BM	14,524	136,200
Bank Leumi Le-Israel BM	17,410	144,750
Bank of America Corp.	59,346	2,250,400
Bank of Ireland Group plc	12,081	123,167
Banque Cantonale Vaudoise (Registered)	344	39,975
Barclays plc	173,264	400,631
BNP Paribas SA	11,808	838,995
BOC Hong Kong Holdings Ltd.	42,120	112,741
CaixaBank SA(x)	42,889	207,895
Chiba Bank Ltd. (The)	6,050	50,257
Citigroup, Inc.	16,404	1,037,389
Citizens Financial Group, Inc.	4,019	145,849
Comerica, Inc.	1,137	62,524
Commerzbank AG	12,052	165,519
Commonwealth Bank of Australia	19,143	1,501,186
Concordia Financial Group Ltd.	12,145	60,909
Credit Agricole SA	12,217	182,099
Danske Bank A/S	7,886	236,141
DBS Group Holdings Ltd.	20,410	544,619
DNB Bank ASA	10,582	209,854
Erste Group Bank AG	3,932	175,196
Fifth Third Bancorp	5,871	218,460
FinecoBank Banca Fineco SpA	6,981	104,574
Hang Seng Bank Ltd.	8,759	95,850
HSBC Holdings plc	218,993	1,710,928
Huntington Bancshares, Inc.	12,484	174,152
ING Groep NV	37,998	624,997
Intesa Sanpaolo SpA	167,233	606,750
Israel Discount Bank Ltd., Class A	14,143	73,199
Japan Post Bank Co. Ltd.	16,576	177,936
JPMorgan Chase & Co.	24,920	4,991,476
KBC Group NV	2,863	214,421
KeyCorp	8,073	127,634
Lloyds Banking Group plc	726,785	474,801
M&T Bank Corp.	1,432	208,270
Mediobanca Banca di Credito Finanziario SpA	5,831	86,876
Mitsubishi UFJ Financial Group, Inc.	126,968	1,287,461
Mizrahi Tefahot Bank Ltd.	1,771	66,421
Mizuho Financial Group, Inc.	27,600	544,780
National Australia Bank Ltd.	35,668	805,139
NatWest Group plc	65,228	218,580
Nordea Bank Abp	36,305	410,085
Oversea-Chinese Banking Corp. Ltd.	39,008	389,719
PNC Financial Services Group, Inc. (The)	3,431	554,450
Regions Financial Corp.	7,965	167,584
Resona Holdings, Inc.	24,339	149,848
Shizuoka Financial Group, Inc.	5,365	50,893
Skandinaviska Enskilda Banken AB, Class A(x)	18,143	245,686
Societe Generale SA	8,263	221,170
Standard Chartered plc	25,900	219,479
Sumitomo Mitsui Financial Group, Inc.	14,574	850,294
Sumitomo Mitsui Trust Holdings, Inc.	7,462	160,597
Svenska Handelsbanken AB, Class A(x)	16,677	168,655
Swedbank AB, Class A	9,707	192,526
Truist Financial Corp.	11,496	448,114
UniCredit SpA	17,623	668,767
United Overseas Bank Ltd.	14,243	309,174
US Bancorp	13,421	599,919
Wells Fargo & Co.	31,021	1,797,977
Westpac Banking Corp.	40,037	680,952

		32,357,896

Capital Markets (1.8%)
3i Group plc	11,128	394,530
abrdn plc	21,046	37,481
Ameriprise Financial, Inc.	864	378,812
Amundi SA(m)	702	48,205
ASX Ltd.	2,179	94,313
Bank of New York Mellon Corp. (The)	6,545	377,123
BlackRock, Inc.	1,205	1,004,608
Blackstone, Inc.	6,201	814,625
Cboe Global Markets, Inc.	910	167,194
Charles Schwab Corp. (The)	12,828	927,978
CME Group, Inc.	3,103	668,045
Daiwa Securities Group, Inc.	15,269	115,592
Deutsche Bank AG (Registered)	22,159	348,601
Deutsche Boerse AG	2,172	444,400
EQT AB	4,269	135,041
Euronext NV(m)	980	93,251
FactSet Research Systems, Inc.	328	149,040
Franklin Resources, Inc.	2,587	72,721
Futu Holdings Ltd. (ADR)*	638	34,548
Goldman Sachs Group, Inc. (The)	2,811	1,174,127
Hargreaves Lansdown plc	4,067	37,780
Hong Kong Exchanges & Clearing Ltd.	13,766	400,656
Intercontinental Exchange, Inc.	4,936	678,354
Invesco Ltd.	3,875	64,286
Japan Exchange Group, Inc.	5,741	154,921
Julius Baer Group Ltd.	2,355	135,996
London Stock Exchange Group plc	4,762	570,383
Macquarie Group Ltd.	4,183	544,353
MarketAxess Holdings, Inc.	327	71,695
Moody’s Corp.	1,357	533,342
Morgan Stanley	10,799	1,016,834
MSCI, Inc.	682	382,227
Nasdaq, Inc.	2,934	185,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Holdings, Inc.	34,362	$218,865
Northern Trust Corp.	1,768	157,211
Partners Group Holding AG	259	369,897
Raymond James Financial, Inc.	1,622	208,297
S&P Global, Inc.	2,770	1,178,496
SBI Holdings, Inc.	2,795	73,023
Schroders plc	9,216	43,806
Singapore Exchange Ltd.	9,648	65,809
St James’s Place plc	6,272	36,771
State Street Corp.	2,603	201,264
T. Rowe Price Group, Inc.	1,930	235,306
UBS Group AG (Registered)	37,609	1,156,815

		16,201,757

Consumer Finance (0.2%)
American Express Co.	4,929	1,122,284
Capital One Financial Corp.	3,279	488,210
Discover Financial Services	2,155	282,499
Synchrony Financial	3,507	151,222

		2,044,215

Financial Services (2.0%)
Adyen NV(m)*	248	419,526
Berkshire Hathaway, Inc., Class B*	15,683	6,595,015
Corpay, Inc.*	622	191,912
Edenred SE	2,853	152,236
Eurazeo SE	478	41,900
EXOR NV	1,070	118,958
Fidelity National Information Services, Inc.	5,107	378,837
Fiserv, Inc.*	5,173	826,749
Global Payments, Inc.	2,244	299,933
Groupe Bruxelles Lambert NV	1,006	76,038
Industrivarden AB, Class A	1,457	50,105
Industrivarden AB, Class C	1,720	59,149
Investor AB, Class B	19,789	496,666
Jack Henry & Associates, Inc.	628	109,102
L E Lundbergforetagen AB, Class B	869	47,038
M&G plc	25,727	71,599
Mastercard, Inc., Class A	7,112	3,424,926
Mitsubishi HC Capital, Inc.	9,196	63,937
Nexi SpA(m)*	6,752	42,789
ORIX Corp.	13,379	291,478
PayPal Holdings, Inc.*	9,238	618,854
Sofina SA	176	39,494
Visa, Inc., Class A	13,633	3,804,698
Washington H Soul Pattinson & Co. Ltd.(x)	2,683	58,763
Wise plc, Class A*	7,030	82,394
Worldline SA(m)*	2,750	34,059

		18,396,155

Insurance (2.0%)
Admiral Group plc	2,977	106,598
Aegon Ltd.	16,598	101,173
Aflac, Inc.	4,538	389,633
Ageas SA/NV	1,827	84,598
AIA Group Ltd.	129,941	872,427
Allianz SE (Registered)	4,479	1,342,377
Allstate Corp. (The)	2,263	391,522
American International Group, Inc.	6,051	473,007
Aon plc, Class A	1,726	576,001
Arch Capital Group Ltd.*	3,198	295,623
Arthur J Gallagher & Co.	1,869	467,325
ASR Nederland NV	1,812	88,732
Assicurazioni Generali SpA	11,588	293,290
Assurant, Inc.	448	84,332
Aviva plc	31,322	196,321
AXA SA	20,766	779,974
Baloise Holding AG (Registered)	524	82,099
Brown & Brown, Inc.	2,036	178,231
Chubb Ltd.	3,493	905,141
Cincinnati Financial Corp.	1,344	166,885
Dai-ichi Life Holdings, Inc.	10,765	273,783
Everest Group Ltd.	372	147,870
Gjensidige Forsikring ASA	2,287	33,154
Globe Life, Inc.	738	85,881
Hannover Rueck SE	689	188,582
Hartford Financial Services Group, Inc. (The)	2,573	265,148
Helvetia Holding AG (Registered)	424	58,439
Insurance Australia Group Ltd.	27,457	114,511
Japan Post Holdings Co. Ltd.	23,790	239,267
Japan Post Insurance Co. Ltd.	2,205	42,088
Legal & General Group plc	68,367	219,520
Loews Corp.	1,571	122,994
Marsh & McLennan Cos., Inc.	4,241	873,561
Medibank Pvt Ltd.	31,487	77,150
MetLife, Inc.	5,291	392,116
MS&AD Insurance Group Holdings, Inc.	14,751	259,638
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,560	761,224
NN Group NV	3,095	142,978
Phoenix Group Holdings plc	8,588	59,898
Poste Italiane SpA(m)	5,227	65,442
Principal Financial Group, Inc.	1,891	163,212
Progressive Corp. (The)	5,045	1,043,407
Prudential Financial, Inc.	3,112	365,349
Prudential plc	31,438	294,819
QBE Insurance Group Ltd.	17,081	201,802
Sampo OYJ, Class A	5,161	220,017
Sompo Holdings, Inc.	10,260	214,174
Suncorp Group Ltd.	14,522	155,008
Swiss Life Holding AG (Registered)	337	236,238
Swiss Re AG	3,448	443,306
T&D Holdings, Inc.	5,625	97,596
Talanx AG	738	58,440
Tokio Marine Holdings, Inc.	20,649	644,514
Travelers Cos., Inc. (The)	1,967	452,685
Tryg A/S	3,992	82,147
W R Berkley Corp.	1,747	154,505
Willis Towers Watson plc	884	243,100
Zurich Insurance Group AG	1,673	902,123

		18,270,975

Total Financials		87,270,998

Health Care (7.8%)
Biotechnology (1.0%)
AbbVie, Inc.	15,218	2,771,198
Amgen, Inc.	4,612	1,311,284
Argenx SE (Brussels Stock Exchange)*	629	248,434
Argenx SE (Vienna Stock Exchange)*	48	18,943
Biogen, Inc.*	1,249	269,322
CSL Ltd.	5,523	1,036,242
Genmab A/S*	755	230,141
Gilead Sciences, Inc.	10,740	786,705
Grifols SA*	3,411	30,684
Incyte Corp.*	1,603	91,323
Moderna, Inc.*	2,859	304,655
Regeneron Pharmaceuticals, Inc.*	911	876,828
Swedish Orphan Biovitrum AB*	2,228	55,617
Vertex Pharmaceuticals, Inc.*	2,221	928,400

		8,959,776

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	14,964	1,700,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Alcon, Inc.	5,713	$473,460
Align Technology, Inc.*	614	201,343
Asahi Intecc Co. Ltd.	2,454	42,829
Baxter International, Inc.	4,377	187,073
Becton Dickinson & Co.	2,490	616,150
BioMerieux	474	52,288
Boston Scientific Corp.*	12,628	864,892
Carl Zeiss Meditec AG	460	57,468
Cochlear Ltd.	749	164,739
Coloplast A/S, Class B	1,442	195,042
Cooper Cos., Inc. (The)	1,713	173,801
Demant A/S*	1,152	57,446
Dentsply Sirona, Inc.	1,826	60,605
Dexcom, Inc.*	3,323	460,900
DiaSorin SpA	256	24,719
Edwards Lifesciences Corp.*	5,228	499,588
EssilorLuxottica SA	3,373	763,090
Fisher & Paykel Healthcare Corp. Ltd.	6,676	102,307
GE HealthCare Technologies, Inc.	3,493	317,549
Getinge AB, Class B	2,615	52,622
Hologic, Inc.*	2,023	157,713
Hoya Corp.	4,023	500,550
IDEXX Laboratories, Inc.*	716	386,590
Insulet Corp.*	602	103,183
Intuitive Surgical, Inc.*	3,037	1,212,036
Koninklijke Philips NV*	8,878	178,209
Medtronic plc	11,461	998,826
Olympus Corp.	13,706	196,789
ResMed, Inc.	1,268	251,102
Siemens Healthineers AG(m)*	3,224	197,284
Smith & Nephew plc	9,994	125,080
Sonova Holding AG (Registered)	579	167,630
STERIS plc	852	191,547
Straumann Holding AG (Registered)	1,276	203,741
Stryker Corp.	2,915	1,043,191
Sysmex Corp.	5,655	100,395
Teleflex, Inc.	405	91,599
Terumo Corp.	15,320	279,268
Zimmer Biomet Holdings, Inc.	1,801	237,696

		13,691,148

Health Care Providers & Services (1.1%)
Amplifon SpA	1,424	51,926
Cardinal Health, Inc.	2,097	234,654
Cencora, Inc.	1,427	346,747
Centene Corp.*	4,607	361,557
Cigna Group (The)	2,521	915,602
CVS Health Corp.	10,847	865,157
DaVita, Inc.*	464	64,055
EBOS Group Ltd.	1,755	35,912
Elevance Health, Inc.	2,025	1,050,044
Fresenius Medical Care AG	2,348	90,307
Fresenius SE & Co. KGaA	4,829	130,244
HCA Healthcare, Inc.	1,707	569,336
Henry Schein, Inc.*	1,120	84,582
Humana, Inc.	1,054	365,443
Laboratory Corp. of America Holdings	732	159,913
McKesson Corp.	1,133	608,251
Molina Healthcare, Inc.*	500	205,415
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	957	127,386
Ramsay Health Care Ltd.	2,099	77,295
Sonic Healthcare Ltd.	5,104	97,818
UnitedHealth Group, Inc.	7,973	3,944,243
Universal Health Services, Inc., Class B	526	95,974

		10,481,861

Health Care Technology (0.0%)†
M3, Inc.	5,047	72,315

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	2,526	367,558
Bachem Holding AG(x)	386	36,980
Bio-Rad Laboratories, Inc., Class A*	180	62,257
Bio-Techne Corp.	1,355	95,378
Charles River Laboratories International, Inc.*	442	119,760
Danaher Corp.	5,669	1,415,663
Eurofins Scientific SE	1,544	98,412
Illumina, Inc.*	1,369	187,991
IQVIA Holdings, Inc.*	1,573	397,796
Lonza Group AG (Registered)	851	509,741
Mettler-Toledo International, Inc.*	185	246,289
QIAGEN NV*	2,529	108,141
Revvity, Inc.	1,064	111,720
Sartorius AG (Preference)(q)*	300	119,299
Sartorius Stedim Biotech*	334	95,237
Thermo Fisher Scientific, Inc.	3,330	1,935,429
Waters Corp.*	510	175,557
West Pharmaceutical Services, Inc.	638	252,463

		6,335,671

Pharmaceuticals (3.5%)
Astellas Pharma, Inc.	20,730	222,528
AstraZeneca plc	17,720	2,388,167
Bayer AG (Registered)	11,232	344,505
Bristol-Myers Squibb Co.	17,539	951,140
Catalent, Inc.*	1,558	87,949
Chugai Pharmaceutical Co. Ltd.	7,645	291,195
Daiichi Sankyo Co. Ltd.	21,168	670,921
Eisai Co. Ltd.	2,932	120,685
Eli Lilly and Co.	6,874	5,347,697
GSK plc	47,046	1,014,551
Hikma Pharmaceuticals plc	1,896	45,910
Ipsen SA	431	51,288
Johnson & Johnson	20,750	3,282,442
Kyowa Kirin Co. Ltd.	3,080	55,240
Merck & Co., Inc.	21,843	2,882,184
Merck KGaA	1,478	260,867
Novartis AG (Registered)	23,431	2,269,963
Novo Nordisk A/S, Class B	37,304	4,757,791
Ono Pharmaceutical Co. Ltd.	4,178	68,364
Orion OYJ, Class B	1,232	45,948
Otsuka Holdings Co. Ltd.	4,833	200,210
Pfizer, Inc.	48,671	1,350,620
Recordati Industria Chimica e Farmaceutica SpA	1,196	66,115
Roche Holding AG	8,031	2,045,485
Roche Holding AG CHF 1	366	98,617
Sandoz Group AG*	4,681	141,232
Sanofi SA	13,016	1,277,289
Shionogi & Co. Ltd.	2,836	144,872
Takeda Pharmaceutical Co. Ltd.	18,053	501,234
Teva Pharmaceutical Industries Ltd. (ADR)*	12,816	180,834
UCB SA	1,446	178,466
Viatris, Inc.	10,341	123,472
Zoetis, Inc.	3,957	669,564

		32,137,345

Total Health Care		71,678,116

Industrials (7.2%)
Aerospace & Defense (1.1%)
Airbus SE	6,779	1,248,565
Axon Enterprise, Inc.*	607	189,918
BAE Systems plc	34,675	590,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Boeing Co. (The)*	4,944	$954,143
Dassault Aviation SA	231	50,840
Elbit Systems Ltd.	305	63,715
General Dynamics Corp.	1,957	552,833
Howmet Aerospace, Inc.	3,372	230,746
Huntington Ingalls Industries, Inc.	341	99,391
Kongsberg Gruppen ASA	1,006	69,536
L3Harris Technologies, Inc.	1,634	348,205
Leonardo SpA	4,627	116,210
Lockheed Martin Corp.	1,854	843,329
Melrose Industries plc	15,218	129,266
MTU Aero Engines AG	615	156,054
Northrop Grumman Corp.	1,216	582,051
Rheinmetall AG	498	279,916
Rolls-Royce Holdings plc*	96,230	518,256
RTX Corp.	11,437	1,115,451
Saab AB, Class B	916	81,468
Safran SA	3,908	885,601
Singapore Technologies Engineering Ltd.	18,170	54,096
Textron, Inc.	1,690	162,122
Thales SA	1,082	184,494
TransDigm Group, Inc.	479	589,936

		10,096,751

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,006	76,597
Deutsche Post AG	11,334	488,068
DSV A/S	2,003	325,003
Expeditors International of Washington, Inc.	1,253	152,327
FedEx Corp.	1,982	574,265
Nippon Express Holdings, Inc.	852	43,388
SG Holdings Co. Ltd.	3,705	46,857
United Parcel Service, Inc., Class B	6,234	926,559
Yamato Holdings Co. Ltd.	3,014	43,325

		2,676,389

Building Products (0.4%)
A.O. Smith Corp.	1,059	94,738
AGC, Inc.	2,275	82,386
Allegion plc	757	101,975
Assa Abloy AB, Class B	11,460	328,790
Builders FirstSource, Inc.*	1,063	221,689
Carrier Global Corp.	7,202	418,652
Cie de Saint-Gobain SA	5,211	404,382
Daikin Industries Ltd.	2,998	408,170
Geberit AG (Registered)	382	225,765
Johnson Controls International plc	5,874	383,690
Kingspan Group plc	1,779	162,102
Masco Corp.	1,894	149,399
Nibe Industrier AB, Class B(x)	17,327	85,081
ROCKWOOL A/S, Class B*	105	34,600
TOTO Ltd.	1,645	46,031
Trane Technologies plc	1,961	588,692

		3,736,142

Commercial Services & Supplies (0.3%)
Brambles Ltd.	15,912	167,460
Cintas Corp.	743	510,463
Copart, Inc.*	7,532	436,253
Dai Nippon Printing Co. Ltd.	2,364	72,179
Rentokil Initial plc	28,844	171,725
Republic Services, Inc.	1,763	337,509
Rollins, Inc.	2,420	111,973
Secom Co. Ltd.	2,430	175,933
Securitas AB, Class B	5,623	57,969
TOPPAN Holdings, Inc.	2,677	66,775
Veralto Corp.	1,890	167,567
Waste Management, Inc.	3,159	673,341

		2,949,147

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,413	100,955
Bouygues SA	2,185	89,176
Eiffage SA	840	95,290
Ferrovial SE	5,928	234,584
Kajima Corp.	4,825	98,648
Obayashi Corp.	7,466	88,455
Quanta Services, Inc.	1,252	325,270
Shimizu Corp.	5,943	38,258
Skanska AB, Class B(x)	3,890	69,231
Taisei Corp.	1,909	69,396
Vinci SA	5,725	733,511

		1,942,774

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	18,102	840,819
AMETEK, Inc.	1,989	363,788
Eaton Corp. plc	3,442	1,076,245
Emerson Electric Co.	4,928	558,934
Fuji Electric Co. Ltd.	1,402	93,541
Generac Holdings, Inc.*	530	66,854
Hubbell, Inc., Class B	462	191,753
Legrand SA	3,019	319,907
Mitsubishi Electric Corp.	22,110	368,281
Nidec Corp.	4,789	196,900
Prysmian SpA	3,003	156,773
Rockwell Automation, Inc.	988	287,834
Schneider Electric SE	6,221	1,407,072
Siemens Energy AG*	5,940	108,974
Vestas Wind Systems A/S*	11,546	322,474

		6,360,149

Ground Transportation (0.6%)
Aurizon Holdings Ltd.	21,045	54,856
Central Japan Railway Co.	8,800	218,111
CSX Corp.	17,034	631,450
East Japan Railway Co.	10,470	200,540
Grab Holdings Ltd., Class A*	21,723	68,210
Hankyu Hanshin Holdings, Inc.	2,625	75,119
JB Hunt Transport Services, Inc.	703	140,073
Keisei Electric Railway Co. Ltd.	1,535	62,199
Kintetsu Group Holdings Co. Ltd.	2,109	61,300
MTR Corp. Ltd.	17,624	58,094
Norfolk Southern Corp.	1,947	496,232
Odakyu Electric Railway Co. Ltd.	3,567	49,047
Old Dominion Freight Line, Inc.	1,542	338,176
Tobu Railway Co. Ltd.	2,174	54,228
Tokyu Corp.	5,668	68,838
Uber Technologies, Inc.*	17,738	1,365,649
Union Pacific Corp.	5,256	1,292,608
West Japan Railway Co.	4,934	102,669

		5,337,399

Industrial Conglomerates (0.7%)
3M Co.	4,764	505,317
CK Hutchison Holdings Ltd.	30,535	147,469
DCC plc	1,130	82,151
General Electric Co.	9,381	1,646,647
Hikari Tsushin, Inc.	246	46,038
Hitachi Ltd.	10,641	966,884
Honeywell International, Inc.	5,683	1,166,436
Investment AB Latour, Class B	1,693	44,523
Jardine Cycle & Carriage Ltd.	1,135	20,317
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	47,619
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	512	19,098
Keppel Ltd.	16,985	92,331
Lifco AB, Class B	2,665	69,613
Siemens AG (Registered)	8,688	1,658,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Smiths Group plc	3,973	$82,313

		6,595,411

Machinery (1.4%)
Alfa Laval AB	3,308	130,045
Alstom SA(x)	3,295	50,229
Atlas Copco AB, Class A	30,712	518,753
Atlas Copco AB, Class B	17,845	263,657
Caterpillar, Inc.	4,388	1,607,895
Cummins, Inc.	1,222	360,062
Daifuku Co. Ltd.	3,491	83,228
Daimler Truck Holding AG	6,116	309,854
Deere & Co.	2,244	921,701
Dover Corp.	1,206	213,691
Epiroc AB, Class A	7,534	141,544
Epiroc AB, Class B	4,459	75,525
FANUC Corp.	10,905	303,997
Fortive Corp.	3,023	260,038
GEA Group AG	1,872	79,148
Hitachi Construction Machinery Co. Ltd.	1,263	37,945
Hoshizaki Corp.	1,289	46,858
Husqvarna AB, Class B	4,003	34,271
IDEX Corp.	652	159,101
Illinois Tool Works, Inc.	2,344	628,965
Indutrade AB*	3,124	85,192
Ingersoll Rand, Inc.	3,489	331,281
Knorr-Bremse AG	829	62,695
Komatsu Ltd.	10,589	312,186
Kone OYJ, Class B	3,740	174,066
Kubota Corp.	11,473	179,356
Makita Corp.	2,576	72,747
Metso OYJ	7,582	90,019
Minebea Mitsumi, Inc.	4,169	81,270
MISUMI Group, Inc.	3,211	44,576
Mitsubishi Heavy Industries Ltd.	36,890	332,639
Nordson Corp.	468	128,485
Otis Worldwide Corp.	3,495	346,949
PACCAR, Inc.	4,509	558,620
Parker-Hannifin Corp.	1,107	615,260
Pentair plc	1,425	121,752
Rational AG	58	49,996
Sandvik AB	12,190	270,699
Schindler Holding AG	466	117,346
Schindler Holding AG (Registered)	268	65,377
Seatrium Ltd.*	507,174	29,674
SKF AB, Class B(x)	3,897	79,549
SMC Corp.	654	366,962
Snap-on, Inc.	455	134,780
Spirax-Sarco Engineering plc	843	106,931
Stanley Black & Decker, Inc.	1,322	129,463
Techtronic Industries Co. Ltd.	15,952	216,242
Toyota Industries Corp.	1,709	177,414
VAT Group AG(m)	309	160,111
Volvo AB, Class A	2,289	63,042
Volvo AB, Class B(x)	17,253	467,591
Wartsila OYJ Abp	5,412	82,268
Westinghouse Air Brake Technologies Corp.	1,544	224,930
Xylem, Inc.	2,078	268,561
Yaskawa Electric Corp.	2,697	114,094

		12,888,630

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	35	44,727
AP Moller - Maersk A/S, Class B	47	61,118
Kawasaki Kisen Kaisha Ltd.	4,563	61,265
Kuehne + Nagel International AG (Registered)(x)	621	172,835
Mitsui OSK Lines Ltd.	3,941	120,068
Nippon Yusen KK	5,245	143,789
SITC International Holdings Co. Ltd.	15,800	28,867

		632,669

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	5,640	86,574
ANA Holdings, Inc.	1,832	38,242
Delta Air Lines, Inc.	5,520	264,242
Deutsche Lufthansa AG (Registered)*	6,841	53,737
Japan Airlines Co. Ltd.	1,685	31,957
Qantas Airways Ltd.*	9,662	34,315
Singapore Airlines Ltd.	17,466	82,786
Southwest Airlines Co.	5,143	150,124
United Airlines Holdings, Inc.*	2,827	135,357

		877,334

Professional Services (0.6%)
Adecco Group AG (Registered)	1,829	72,320
Automatic Data Processing, Inc.	3,541	884,329
Broadridge Financial Solutions, Inc.	1,015	207,933
Bureau Veritas SA	3,372	102,879
Computershare Ltd.	6,155	104,725
Dayforce, Inc.*	1,346	89,119
Equifax, Inc.	1,063	284,374
Experian plc	10,505	457,962
Intertek Group plc	1,845	116,084
Jacobs Solutions, Inc.	1,083	166,490
Leidos Holdings, Inc.	1,185	155,342
Paychex, Inc.	2,760	338,928
Paycom Software, Inc.	414	82,390
Randstad NV	1,241	65,497
Recruit Holdings Co. Ltd.	16,531	723,900
RELX plc (London Stock Exchange)	13,071	564,877
RELX plc (Turquoise Stock Exchange)	8,483	367,448
Robert Half, Inc.	898	71,193
SGS SA (Registered)(x)*	1,714	166,297
Teleperformance SE	653	63,460
Verisk Analytics, Inc.	1,250	294,662
Wolters Kluwer NV	2,841	445,040

		5,825,249

Trading Companies & Distributors (0.6%)
AerCap Holdings NV*	2,289	198,937
Ashtead Group plc	5,003	356,140
Beijer Ref AB, Class B	4,401	65,374
Brenntag SE	1,517	127,787
Bunzl plc	3,865	148,688
Fastenal Co.	4,932	380,454
IMCD NV	652	114,902
ITOCHU Corp.	13,580	579,873
Marubeni Corp.	16,418	283,123
Mitsubishi Corp.	39,478	908,323
Mitsui & Co. Ltd.	14,816	689,319
MonotaRO Co. Ltd.	2,866	34,362
Reece Ltd.	2,585	47,335
Rexel SA	2,579	69,642
Seven Group Holdings Ltd.(x)	1,871	49,708
Sumitomo Corp.	11,848	284,108
Toyota Tsusho Corp.	2,387	162,886
United Rentals, Inc.	579	417,523
WW Grainger, Inc.	381	387,591

		5,306,075

Transportation Infrastructure (0.1%)
Aena SME SA(m)	858	168,885
Aeroports de Paris SA	396	54,300
Auckland International Airport Ltd.	15,184	75,749
Getlink SE	4,087	69,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Transurban Group	35,310	$306,490

		675,002

Total Industrials		65,899,121

Information Technology (14.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,172	629,837
Cisco Systems, Inc.	35,026	1,748,148
F5, Inc.*	507	96,122
Juniper Networks, Inc.	2,775	102,841
Motorola Solutions, Inc.	1,431	507,976
Nokia OYJ	60,972	216,481
Telefonaktiebolaget LM Ericsson, Class B(x)	33,481	180,292

		3,481,697

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	5,160	595,206
Azbil Corp.	1,362	37,509
CDW Corp.	1,155	295,426
Corning, Inc.	6,619	218,162
Halma plc	4,340	129,713
Hamamatsu Photonics KK	1,563	54,867
Hexagon AB, Class B	23,736	280,956
Hirose Electric Co. Ltd.	363	37,168
Ibiden Co. Ltd.	1,266	56,334
Jabil, Inc.	1,099	147,211
Keyence Corp.	2,201	1,019,078
Keysight Technologies, Inc.*	1,506	235,508
Kyocera Corp.	14,696	195,471
Murata Manufacturing Co. Ltd.	19,660	368,122
Omron Corp.	1,961	69,849
Shimadzu Corp.	2,752	76,408
TDK Corp.	4,468	218,176
TE Connectivity Ltd.	2,662	386,629
Teledyne Technologies, Inc.*	407	174,733
Trimble, Inc.*	2,144	137,988
Yokogawa Electric Corp.	2,610	59,879
Zebra Technologies Corp., Class A*	443	133,538

		4,927,931

IT Services (0.7%)
Accenture plc, Class A	5,404	1,873,080
Akamai Technologies, Inc.*	1,300	141,388
Bechtle AG	936	49,460
Capgemini SE	1,776	408,691
Cognizant Technology Solutions Corp., Class A	4,293	314,634
EPAM Systems, Inc.*	497	137,252
Fujitsu Ltd.	20,130	321,471
Gartner, Inc.*	672	320,322
International Business Machines Corp.	7,887	1,506,102
NEC Corp.	2,759	200,756
Nomura Research Institute Ltd.	4,435	124,718
NTT Data Group Corp.	7,183	113,619
Obic Co. Ltd.	818	123,284
Otsuka Corp.	2,560	54,132
SCSK Corp.	1,824	33,822
TIS, Inc.	2,502	53,451
VeriSign, Inc.*	760	144,028
Wix.com Ltd.*	621	85,375

		6,005,585

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc.*	13,928	2,513,865
Advantest Corp.	8,807	389,502
Analog Devices, Inc.	4,274	845,354
Applied Materials, Inc.	7,172	1,479,082
ASM International NV	537	327,850
ASML Holding NV	4,608	4,435,430
BE Semiconductor Industries NV	881	134,871
Broadcom, Inc.	3,793	5,027,280
Disco Corp.	1,059	386,089
Enphase Energy, Inc.*	1,170	141,547
First Solar, Inc.*	921	155,465
Infineon Technologies AG	14,932	507,687
Intel Corp.	36,444	1,609,731
KLA Corp.	1,166	814,533
Lam Research Corp.	1,130	1,097,874
Lasertec Corp.	872	247,291
Microchip Technology, Inc.	4,658	417,869
Micron Technology, Inc.	9,515	1,121,723
Monolithic Power Systems, Inc.	414	280,452
NVIDIA Corp.	21,291	19,237,696
NXP Semiconductors NV	2,222	550,545
ON Semiconductor Corp.*	3,683	270,885
Qorvo, Inc.*	832	95,539
QUALCOMM, Inc.	9,620	1,628,666
Renesas Electronics Corp.	16,815	298,134
Rohm Co. Ltd.	3,767	60,108
SCREEN Holdings Co. Ltd.	900	115,874
Skyworks Solutions, Inc.	1,381	149,590
STMicroelectronics NV	7,814	336,531
SUMCO Corp.	3,992	62,802
Teradyne, Inc.	1,318	148,710
Texas Instruments, Inc.	7,838	1,365,458
Tokyo Electron Ltd.	5,435	1,409,553

		47,663,586

Software (4.9%)
Adobe, Inc.*	3,896	1,965,922
ANSYS, Inc.*	749	260,023
Autodesk, Inc.*	1,844	480,214
Cadence Design Systems, Inc.*	2,345	729,952
Check Point Software Technologies Ltd.*	1,070	175,491
CyberArk Software Ltd.*	477	126,705
Dassault Systemes SE	7,640	338,269
Fair Isaac Corp.*	214	267,416
Fortinet, Inc.*	5,494	375,295
Gen Digital, Inc.	4,831	108,214
Intuit, Inc.	2,413	1,568,450
Microsoft Corp.	64,047	26,945,854
Monday.com Ltd.*	331	74,763
Nemetschek SE	660	65,308
Nice Ltd.*	724	188,480
Oracle Corp.	471	35,299
Oracle Corp. (Moscow Stock Exchange)	13,743	1,726,258
Palo Alto Networks, Inc.*	2,718	772,265
PTC, Inc.*	1,031	194,797
Roper Technologies, Inc.	921	516,534
Sage Group plc (The)	11,661	186,255
Salesforce, Inc.	8,344	2,513,046
SAP SE	11,937	2,324,006
ServiceNow, Inc.*	1,767	1,347,161
Synopsys, Inc.*	1,315	751,522
Temenos AG (Registered)	731	52,265
Trend Micro, Inc.	1,561	79,040
Tyler Technologies, Inc.*	363	154,279
WiseTech Global Ltd.	1,906	116,690
Xero Ltd.*	1,647	143,088

		44,582,861

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	125,117	21,455,063
Brother Industries Ltd.	2,604	48,148
Canon, Inc.	11,438	340,087
FUJIFILM Holdings Corp.	12,840	287,369
Hewlett Packard Enterprise Co.	11,206	198,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
HP, Inc.	7,516	$227,133
Logitech International SA (Registered)	1,880	168,353
NetApp, Inc.	1,776	186,427
Ricoh Co. Ltd.	6,238	55,280
Seagate Technology Holdings plc	1,680	156,324
Seiko Epson Corp.	3,276	57,024
Super Micro Computer, Inc.*	419	423,203
Western Digital Corp.*	2,795	190,731

		23,793,824

Total Information Technology		130,455,484

Materials (2.5%)
Chemicals (1.3%)
Air Liquide SA	5,998	1,247,856
Air Products and Chemicals, Inc.	1,916	464,189
Akzo Nobel NV	1,950	145,538
Albemarle Corp.	1,012	133,321
Arkema SA	686	72,188
Asahi Kasei Corp.	14,320	104,718
BASF SE	10,205	582,742
Celanese Corp.	863	148,315
CF Industries Holdings, Inc.	1,647	137,047
Clariant AG (Registered)	2,467	33,346
Corteva, Inc.	6,049	348,846
Covestro AG(m)*	2,161	118,155
Croda International plc	1,517	93,858
Dow, Inc.	6,054	350,708
DSM-Firmenich AG	2,126	241,749
DuPont de Nemours, Inc.	3,707	284,216
Eastman Chemical Co.	1,011	101,322
Ecolab, Inc.	2,182	503,824
EMS-Chemie Holding AG (Registered)	80	61,385
Evonik Industries AG	2,664	52,667
FMC Corp.	1,075	68,477
Givaudan SA (Registered)	106	472,025
ICL Group Ltd.	8,846	46,770
International Flavors & Fragrances, Inc.	2,200	189,178
JSR Corp.*	2,036	58,237
Linde plc	4,180	1,940,858
LyondellBasell Industries NV, Class A	2,206	225,630
Mitsubishi Chemical Group Corp.	14,678	89,136
Mitsui Chemicals, Inc.	1,906	55,727
Mosaic Co. (The)	2,817	91,440
Nippon Paint Holdings Co. Ltd.	10,792	77,315
Nippon Sanso Holdings Corp.	1,949	60,860
Nissan Chemical Corp.	1,422	53,684
Nitto Denko Corp.	1,670	151,964
Novonesis (Novozymes) B	4,266	250,273
OCI NV	1,206	33,035
Orica Ltd.	5,113	60,840
PPG Industries, Inc.	2,033	294,582
Sherwin-Williams Co. (The)	2,030	705,080
Shin-Etsu Chemical Co. Ltd.	20,609	899,346
Sika AG (Registered)	1,743	519,122
Syensqo SA*	847	80,212
Symrise AG, Class A	1,518	181,702
Toray Industries, Inc.	15,874	76,088
Umicore SA	2,395	51,664
Yara International ASA	1,893	59,924

		12,019,159

Construction Materials (0.2%)
CRH plc	7,933	683,663
Heidelberg Materials AG	1,490	163,883
Holcim AG	5,959	539,571
James Hardie Industries plc (CHDI)*	5,032	202,026
Martin Marietta Materials, Inc.	533	327,230
Vulcan Materials Co.	1,145	312,493

		2,228,866

Containers & Packaging (0.1%)
Amcor plc	12,459	118,485
Avery Dennison Corp.	694	154,935
Ball Corp.	2,718	183,084
International Paper Co.	2,983	116,397
Packaging Corp. of America	767	145,561
SIG Group AG	3,496	77,530
Smurfit Kappa Group plc	2,977	135,760
Westrock Co.	2,215	109,532

		1,041,284

Metals & Mining (0.8%)
Anglo American plc	14,528	357,892
Antofagasta plc	4,508	116,014
ArcelorMittal SA	5,851	160,681
BHP Group Ltd. (ASE Stock Exchange)	34,632	999,083
BHP Group Ltd. (London Stock Exchange)	23,309	669,293
BlueScope Steel Ltd.	5,098	79,232
Boliden AB	3,127	86,837
Endeavour Mining plc	2,100	42,647
Fortescue Ltd.	19,361	324,246
Freeport-McMoRan, Inc.	12,360	581,167
Glencore plc	118,577	651,478
JFE Holdings, Inc.	6,610	109,097
Mineral Resources Ltd.	2,002	92,457
Newmont Corp.	9,934	356,035
Nippon Steel Corp.	9,809	235,149
Norsk Hydro ASA	15,169	83,682
Northern Star Resources Ltd.	13,139	123,893
Nucor Corp.	2,119	419,350
Pilbara Minerals Ltd.	32,687	81,581
Rio Tinto Ltd.	4,244	336,740
Rio Tinto plc	12,876	815,335
South32 Ltd.	51,783	101,233
Steel Dynamics, Inc.	1,311	194,330
Sumitomo Metal Mining Co. Ltd.	2,777	82,239
voestalpine AG	1,327	37,222

		7,136,913

Paper & Forest Products (0.1%)
Holmen AB, Class B*	872	35,470
Mondi plc	5,047	88,894
Stora Enso OYJ, Class R	6,652	92,469
Svenska Cellulosa AB SCA, Class B(x)	6,929	106,356
UPM-Kymmene OYJ	6,102	203,222

		526,411

Total Materials		22,952,633

Real Estate (1.4%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	577	29,693
GPT Group (The) (REIT)	21,902	65,225
KDX Realty Investment Corp. (REIT)	47	49,956
Land Securities Group plc (REIT)	8,091	67,216
Mirvac Group (REIT)	45,115	69,382
Nomura Real Estate Master Fund, Inc. (REIT)(x)	48	47,435
Stockland (REIT)	27,293	86,260

		415,167

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	6,102	114,413
Ventas, Inc. (REIT)	3,468	150,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Welltower, Inc. (REIT)	4,771	$445,802

		711,212

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,081	125,755

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	42,418	87,019
GLP J-REIT (REIT)	53	44,394
Goodman Group (REIT)	19,542	430,555
Mapletree Logistics Trust (REIT)	40,253	43,525
Nippon Prologis REIT, Inc. (REIT)	26	46,305
Prologis, Inc. (REIT)	7,964	1,037,072
Segro plc (REIT)	13,333	152,094
Warehouses De Pauw CVA (REIT)	2,007	57,292

		1,898,256

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,357	174,931
Boston Properties, Inc. (REIT)	1,245	81,311
Dexus (REIT)	12,297	63,385
Gecina SA (REIT)	526	53,712
Japan Real Estate Investment Corp. (REIT)(x)	15	53,409
Nippon Building Fund, Inc. (REIT)	18	71,938

		498,686

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	485	35,021
CapitaLand Investment Ltd.	30,042	59,628
CBRE Group, Inc., Class A*	2,563	249,226
City Developments Ltd.	5,706	24,721
CK Asset Holdings Ltd.	22,090	90,879
CoStar Group, Inc.*	3,520	340,032
Daito Trust Construction Co. Ltd.	697	79,286
Daiwa House Industry Co. Ltd.	6,766	200,549
ESR Group Ltd.(m)	19,600	20,960
Fastighets AB Balder, Class B*	7,454	54,791
Hang Lung Properties Ltd.	21,069	21,589
Henderson Land Development Co. Ltd.	16,985	48,393
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	20,424
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,743	17,631
Hulic Co. Ltd.	4,386	44,909
LEG Immobilien SE*	847	72,719
Mitsubishi Estate Co. Ltd.	12,832	232,685
Mitsui Fudosan Co. Ltd.	30,588	328,046
Nomura Real Estate Holdings, Inc.	1,236	34,807
Sagax AB, Class B	2,332	61,524
Sino Land Co. Ltd.	44,300	46,015
Sumitomo Realty & Development Co. Ltd.	3,256	120,793
Sun Hung Kai Properties Ltd.	16,764	161,602
Swire Pacific Ltd., Class A	4,757	39,141
Swire Properties Ltd.	13,296	27,928
Swiss Prime Site AG (Registered)	877	82,706
Vonovia SE	8,382	247,776
Wharf Holdings Ltd. (The)	12,000	39,403
Wharf Real Estate Investment Co. Ltd.	19,012	61,820

		2,865,004

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,223	226,940
Camden Property Trust (REIT)	920	90,528
Equity Residential (REIT)	2,975	187,752
Essex Property Trust, Inc. (REIT)	553	135,380
Invitation Homes, Inc. (REIT)	4,958	176,554
Mid-America Apartment Communities, Inc. (REIT)	1,006	132,370
UDR, Inc. (REIT)	2,608	97,565

		1,047,089

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	61,100	89,597
Federal Realty Investment Trust (REIT)	633	64,642
Japan Metropolitan Fund Invest (REIT)	80	49,835
Kimco Realty Corp. (REIT)	5,742	112,600
Klepierre SA (REIT)	2,460	63,695
Link REIT (REIT)	29,461	126,661
Mapletree Pan Asia Commercial Trust (REIT)	26,800	25,406
Realty Income Corp. (REIT)	7,169	387,843
Regency Centers Corp. (REIT)	1,416	85,753
Scentre Group (REIT)	59,344	131,096
Simon Property Group, Inc. (REIT)	2,809	439,580
Unibail-Rodamco-Westfield (REIT)*	1,351	108,586
Vicinity Ltd. (REIT)	44,240	61,406

		1,746,700

Specialized REITs (0.4%)
American Tower Corp. (REIT)	4,018	793,917
Crown Castle, Inc. (REIT)	3,738	395,592
Digital Realty Trust, Inc. (REIT)	2,610	375,944
Equinix, Inc. (REIT)	809	667,692
Extra Space Storage, Inc. (REIT)	1,821	267,687
Iron Mountain, Inc. (REIT)	2,517	201,889
Public Storage (REIT)	1,364	395,642
SBA Communications Corp. (REIT)	930	201,531
VICI Properties, Inc. (REIT), Class A	8,917	265,637
Weyerhaeuser Co. (REIT)	6,290	225,874

		3,791,405

Total Real Estate		13,099,274

Utilities (1.6%)
Electric Utilities (1.0%)
Acciona SA	282	34,333
Alliant Energy Corp.	2,200	110,880
American Electric Power Co., Inc.	4,533	390,291
BKW AG	241	36,984
Chubu Electric Power Co., Inc.	7,353	95,908
CK Infrastructure Holdings Ltd.	7,019	41,072
CLP Holdings Ltd.	18,881	150,408
Constellation Energy Corp.	2,753	508,892
Duke Energy Corp.	6,646	642,735
Edison International	3,306	233,833
EDP - Energias de Portugal SA	35,875	139,721
Elia Group SA/NV	336	36,249
Endesa SA	3,632	67,259
Enel SpA	93,000	613,938
Entergy Corp.	1,823	192,655
Evergy, Inc.	1,980	105,692
Eversource Energy	3,011	179,967
Exelon Corp.	8,580	322,351
FirstEnergy Corp.	4,452	171,936
Fortum OYJ(x)	5,129	63,330
Iberdrola SA	70,167	870,168
Kansai Electric Power Co., Inc. (The)	8,096	114,931
Mercury NZ Ltd.	7,954	32,932
NextEra Energy, Inc.	17,685	1,130,248
NRG Energy, Inc.	1,946	131,725
Origin Energy Ltd.	19,697	118,087
Orsted A/S(m)*	2,163	121,210
PG&E Corp.	18,390	308,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle West Capital Corp.	977	$73,011
Power Assets Holdings Ltd.	15,792	92,409
PPL Corp.	6,354	174,926
Redeia Corp. SA	4,640	79,118
Southern Co. (The)	9,401	674,428
SSE plc	12,495	260,214
Terna - Rete Elettrica Nazionale	16,086	132,935
Tokyo Electric Power Co. Holdings, Inc.*	17,465	105,935
Verbund AG	779	56,939
Xcel Energy, Inc.	4,756	255,635

		8,871,501

Gas Utilities (0.1%)
APA Group	14,669	80,391
Atmos Energy Corp.	1,300	154,531
Enagas SA	2,846	42,264
Hong Kong & China Gas Co. Ltd.	128,340	97,236
Osaka Gas Co. Ltd.	4,241	95,197
Snam SpA	23,055	108,844
Tokyo Gas Co. Ltd.	4,273	96,988

		675,451

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	5,772	103,492
EDP Renovaveis SA	3,512	47,532
Meridian Energy Ltd.	14,787	52,212
RWE AG	7,229	245,357

		448,593

Multi-Utilities (0.4%)
Ameren Corp.	2,267	167,667
CenterPoint Energy, Inc.	5,441	155,014
Centrica plc	61,712	99,426
CMS Energy Corp.	2,538	153,143
Consolidated Edison, Inc.	2,976	270,251
Dominion Energy, Inc.	7,213	354,808
DTE Energy Co.	1,780	199,609
E.ON SE	25,669	356,824
Engie SA	20,882	349,418
National Grid plc	42,531	572,234
NiSource, Inc.	3,564	98,580
Public Service Enterprise Group, Inc.	4,295	286,820
Sembcorp Industries Ltd.	10,100	40,393
Sempra	5,425	389,678
Veolia Environnement SA	7,879	256,113
WEC Energy Group, Inc.	2,719	223,284

		3,973,262

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,678	205,068
Severn Trent plc	3,078	95,957
United Utilities Group plc	7,796	101,251

		402,276

Total Utilities		14,371,083

Total Common Stocks (62.7%) (Cost $318,729,024)		572,934,955

EXCHANGE TRADED FUND (ETF):
Equity (4.5%)
SPDR S&P MidCap 400 ETF Trust(x)	74,567	41,489,079

Total Exchange Traded Fund (4.5%) (Cost $26,341,228)		41,489,079

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.0%)
FHLB
3.250%, 11/16/28	$745,000	712,801
4.750%, 12/8/28	1,290,000	1,316,788
FHLMC
6.750%, 3/15/31	1,000,000	1,143,933
6.250%, 7/15/32	2,282,000	2,592,977
FNMA
1.875%, 9/24/26	1,297,000	1,215,475
0.750%, 10/8/27	5,000,000	4,410,638
7.250%, 5/15/30	1,600,000	1,853,390
Tennessee Valley Authority
3.875%, 3/15/28	5,000,000	4,925,690

Total U.S. Government Agency Securities		18,171,692

U.S. Treasury Obligations (25.3%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,691,533
5.250%, 11/15/28	7,983,800	8,306,271
U.S. Treasury Notes
4.375%, 10/31/24	10,069,500	10,017,976
0.750%, 5/31/26	2,931,100	2,700,963
0.750%, 8/31/26	4,529,600	4,141,730
0.875%, 9/30/26	46,067,500	42,166,159
2.000%, 11/15/26	12,962,400	12,170,999
1.250%, 12/31/26	4,064,300	3,732,034
1.500%, 1/31/27	3,846,200	3,547,842
2.250%, 2/15/27	4,750,400	4,473,541
1.875%, 2/28/27	3,489,800	3,248,377
2.375%, 5/15/27	10,030,500	9,441,234
3.250%, 6/30/27	7,648,500	7,389,725
2.250%, 8/15/27	5,434,100	5,074,515
4.125%, 10/31/27	2,266,200	2,249,027
2.250%, 11/15/27#	12,465,600	11,597,877
3.875%, 12/31/27	4,047,600	3,983,724
4.000%, 2/29/28	4,072,800	4,026,981
3.500%, 4/30/28	3,366,000	3,266,598
3.625%, 5/31/28	2,970,400	2,896,140
4.000%, 6/30/28	6,503,900	6,433,780
4.375%, 8/31/28	4,128,300	4,146,684
4.625%, 9/30/28	2,842,100	2,884,288
3.125%, 11/15/28	588,400	560,635
4.375%, 11/30/28	2,428,400	2,442,629
3.750%, 12/31/28	4,964,900	4,862,172
4.000%, 1/31/29	1,818,800	1,801,038
2.625%, 2/15/29	1,585,100	1,473,403
4.250%, 2/28/29	1,207,000	1,209,345
2.375%, 5/15/29	4,216,300	3,859,232
1.625%, 8/15/29	2,150,000	1,888,305
1.750%, 11/15/29	1,913,800	1,685,938
1.500%, 2/15/30	1,323,900	1,138,347
0.625%, 5/15/30	5,588,700	4,515,495
0.625%, 8/15/30	2,614,600	2,094,540
1.625%, 5/15/31	3,247,100	2,737,711
1.250%, 8/15/31	15,571,900	12,691,099
1.375%, 11/15/31	2,185,600	1,786,387
1.875%, 2/15/32	1,371,100	1,158,794
2.875%, 5/15/32	4,249,400	3,860,980
2.750%, 8/15/32	2,982,400	2,677,170
4.125%, 11/15/32	2,182,600	2,169,300
3.500%, 2/15/33	1,568,400	1,486,549
3.375%, 5/15/33	4,686,500	4,394,324
3.875%, 8/15/33	3,094,900	3,016,560
4.500%, 11/15/33	3,472,000	3,552,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.000%, 2/15/34	$1,075,200	$1,058,482

Total U.S. Treasury Obligations		230,708,723

Total Long-Term Debt Securities (27.3%) (Cost $263,337,424)		248,880,415

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,772,572	2,772,572
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	18,389,568	18,396,923

Total Investment Companies		21,169,495

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.3%)
U.S. Treasury Bills
5.94%, 4/16/24(p)	$9,277,500	9,253,059
5.57%, 5/9/24(p)	2,684,100	2,667,999

Total U.S. Treasury Obligations		11,921,058

Total Short-Term Investments (3.6%) (Cost $33,098,998)		33,090,553

Total Investments in Securities (98.1%) (Cost $641,506,674)		896,395,002
Other Assets Less Liabilities (1.9%)		17,590,341

Net Assets (100%)		$913,985,343

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,792,361.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $2,601,524 or 0.3% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $32,799,668. This was collateralized by $30,780,868 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.470%, maturing 4/2/24 - 11/15/53 and by cash of $2,772,572 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.8
Finland	0.2
France	2.2
Germany	1.8
Hong Kong	0.4
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	5.0
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.3
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.7
Switzerland	1.3
United Arab Emirates	0.0	#
United Kingdom	2.3
United States	78.4
Cash and Other	1.9

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	385	6/2024	EUR	20,954,773	531,985
MSCI EAFE E-Mini Index	7	6/2024	USD	824,985	3,264
Russell 2000 E-Mini Index	379	6/2024	USD	40,664,805	655,711
S&P 500 E-Mini Index	172	6/2024	USD	45,653,100	615,870
TOPIX Index	36	6/2024	JPY	6,538,645	156,353

					1,963,183

Short Contracts
FTSE 100 Index	(77)	6/2024	GBP	(7,763,182)	(54,251)
SPI 200 Index	(58)	6/2024	AUD	(7,512,840)	(218,952)
U.S. Treasury 2 Year Note	(133)	6/2024	USD	(27,196,422)	20,353
U.S. Treasury 5 Year Note	(84)	6/2024	USD	(8,989,312)	1,375
U.S. Treasury 10 Year Note	(227)	6/2024	USD	(25,150,891)	(80,939)

					(332,414)

					1,630,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,414,321	AUD	26,492,872	Citibank NA	4/18/2024	142,400
USD	10,605,620	AUD	16,006,000	Deutsche Bank AG	4/18/2024	170,573
USD	1,431,368	AUD	2,175,274	HSBC Bank plc	4/18/2024	13,207
GBP	11,392,247	USD	14,372,268	Bank of America	4/19/2024	7,791
USD	7,798,394	GBP	6,139,662	BNP Paribas	4/19/2024	48,500
USD	6,758,989	GBP	5,329,000	Citibank NA	4/19/2024	32,368
USD	1,296,792	NOK	13,576,711	Bank of America	4/30/2024	45,335
USD	154,357	NOK	1,614,289	JPMorgan Chase Bank	4/30/2024	5,558
USD	5,674,363	SEK	59,209,745	Barclays Bank plc	4/30/2024	136,610
USD	141,919	SEK	1,480,318	JPMorgan Chase Bank	4/30/2024	3,469
USD	907,245	CHF	793,000	Morgan Stanley	5/8/2024	24,406
USD	16,232,311	CHF	14,270,052	UBS AG	5/8/2024	345,604
USD	5,937,165	JPY	877,561,631	Bank of America	5/16/2024	99,816
USD	6,754,014	NZD	11,120,562	JPMorgan Chase Bank	5/23/2024	109,619
USD	4,079,137	EUR	3,756,786	Bank of America	6/12/2024	14,384
USD	16,934,627	EUR	15,443,904	Deutsche Bank AG	6/12/2024	224,692
USD	173,628	EUR	159,851	JPMorgan Chase Bank	6/12/2024	673
USD	4,631,666	EUR	4,217,000	Morgan Stanley	6/12/2024	68,973

Total unrealized appreciation						1,493,978

AUD	13,966,542	USD	9,146,018	Deutsche Bank AG	4/18/2024	(40,587)
AUD	10,747,887	USD	7,130,954	JPMorgan Chase Bank	4/18/2024	(123,913)
AUD	3,953,717	USD	2,587,652	JPMorgan Chase Bank	4/18/2024	(10,041)
AUD	3,967,843	USD	2,600,190	Morgan Stanley	4/18/2024	(13,370)
GBP	18,508,999	USD	23,378,495	HSBC Bank plc	4/19/2024	(15,193)
GBP	755,641	USD	961,831	JPMorgan Chase Bank	4/19/2024	(8,011)
GBP	3,813,000	USD	4,880,216	Morgan Stanley	4/19/2024	(67,192)
NOK	75,129,329	USD	7,047,896	Bank of America	4/30/2024	(122,720)
NOK	1,614,289	USD	151,032	JPMorgan Chase Bank	4/30/2024	(2,232)
SEK	1,480,318	USD	140,619	JPMorgan Chase Bank	4/30/2024	(2,168)
SEK	30,297,403	USD	2,896,631	Morgan Stanley	4/30/2024	(62,984)
JPY	211,152,000	USD	1,443,831	BNP Paribas	5/16/2024	(39,294)
JPY	250,333,975	USD	1,690,209	Citibank NA	5/16/2024	(25,042)
USD	7,972,247	JPY	1,200,000,218	Bank of America	5/16/2024	(9,894)
NZD	4,769,034	USD	2,902,816	Citibank NA	5/23/2024	(53,378)
NZD	15,418,000	USD	9,503,505	Deutsche Bank AG	5/23/2024	(291,446)
EUR	23,417,690	USD	25,547,227	JPMorgan Chase Bank	6/12/2024	(209,847)

Total unrealized depreciation						(1,097,312)

Net unrealized appreciation						396,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$34,238,618	$7,529,425	$—		$41,768,043
Consumer Discretionary	39,341,703	24,090,519	—		63,432,222
Consumer Staples	22,835,753	16,296,627	—		39,132,380
Energy	15,003,085	7,872,516	—		22,875,601
Financials	49,997,235	37,273,763	—		87,270,998
Health Care	47,338,029	24,340,087	—	(a)	71,678,116
Industrials	33,770,005	32,129,116	—		65,899,121
Information Technology	112,775,094	17,680,390	—		130,455,484
Materials	9,005,632	13,947,001	—		22,952,633
Real Estate	8,668,875	4,430,399	—		13,099,274
Utilities	8,369,366	6,001,717	—		14,371,083
Exchange Traded Fund	41,489,079	—	—		41,489,079
Forward Currency Contracts	—	1,493,978	—		1,493,978
Futures	1,984,911	—	—		1,984,911
Short-Term Investments
Investment Companies	21,169,495	—	—		21,169,495
U.S. Treasury Obligations	—	11,921,058	—		11,921,058
U.S. Government Agency Securities	—	18,171,692	—		18,171,692
U.S. Treasury Obligations	—	230,708,723	—		230,708,723

Total Assets	$445,986,880	$453,887,011	$—		$899,873,891

Liabilities:
Forward Currency Contracts	$—	$(1,097,312)	$—		$(1,097,312)
Futures	(354,142)	—	—		(354,142)

Total Liabilities	$(354,142)	$(1,097,312)	$—		$(1,451,454)

Total	$445,632,738	$452,789,699	$—		$898,422,437

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$294,554,019
Aggregate gross unrealized depreciation	(42,679,016)

Net unrealized appreciation	$251,875,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$646,547,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	95,457	$1,680,043
BT Group plc	116,965	161,873
Cellnex Telecom SA(m)	8,306	293,650
Deutsche Telekom AG (Registered)	58,639	1,423,410
Elisa OYJ	2,573	114,783
HKT Trust & HKT Ltd.	68,197	79,551
Infrastrutture Wireless Italiane SpA(m)	6,079	69,059
Koninklijke KPN NV	60,694	226,953
Nippon Telegraph & Telephone Corp.	540,553	642,750
Orange SA	33,682	395,646
Singapore Telecommunications Ltd.	149,409	279,952
Spark New Zealand Ltd.	32,816	93,422
Swisscom AG (Registered)*	469	286,751
Telecom Italia SpA*	180,243	43,772
Telefonica SA	88,416	390,040
Telenor ASA	11,392	126,690
Telia Co. AB	42,677	109,364
Telstra Group Ltd.	73,153	184,007
Verizon Communications, Inc.	56,130	2,355,215

		8,956,931

Entertainment (0.6%)
Bollore SE	12,887	86,061
Capcom Co. Ltd.	6,346	118,469
Electronic Arts, Inc.	3,248	430,912
Konami Group Corp.	1,782	120,895
Live Nation Entertainment, Inc.*	1,894	200,328
Netflix, Inc.*	5,778	3,509,153
Nexon Co. Ltd.	6,160	102,138
Nintendo Co. Ltd.	18,793	1,025,310
Sea Ltd. (ADR)*	6,671	358,299
Square Enix Holdings Co. Ltd.	1,522	58,535
Take-Two Interactive Software, Inc.*	2,117	314,353
Toho Co. Ltd.	1,985	65,813
Universal Music Group NV	14,828	446,002
Walt Disney Co. (The)	24,489	2,996,474
Warner Bros Discovery, Inc.*	29,626	258,635

		10,091,377

Interactive Media & Services (2.2%)
Adevinta ASA*	6,326	66,370
Alphabet, Inc., Class A*	78,675	11,874,418
Alphabet, Inc., Class C*	65,869	10,029,214
Auto Trader Group plc(m)	16,414	145,060
CAR Group Ltd.	6,479	152,331
LY Corp.	48,310	122,067
Match Group, Inc.*	3,629	131,660
Meta Platforms, Inc., Class A	29,372	14,262,456
REA Group Ltd.	956	115,544
Scout24 SE(m)	1,357	102,275
SEEK Ltd.	6,444	105,191

		37,106,586

Media (0.3%)
Charter Communications, Inc., Class A*	1,318	383,050
Comcast Corp., Class A	52,901	2,293,258
Dentsu Group, Inc.	3,695	102,273
Fox Corp., Class A	3,195	99,908
Fox Corp., Class B	1,761	50,400
Informa plc	24,854	260,743
Interpublic Group of Cos., Inc. (The)	5,113	166,837
News Corp., Class A	5,074	132,837
News Corp., Class B	1,531	41,429
Omnicom Group, Inc.	2,643	255,737
Paramount Global, Class B	6,441	75,811
Publicis Groupe SA	4,140	451,334
Vivendi SE	12,110	131,955
WPP plc	19,443	184,933

		4,630,505

Wireless Telecommunication Services (0.3%)
KDDI Corp.	27,086	799,447
SoftBank Corp.	52,053	667,426
SoftBank Group Corp.	18,615	1,102,045
Tele2 AB, Class B	9,701	79,663
T-Mobile US, Inc.	6,972	1,137,970
Vodafone Group plc	416,347	370,262

		4,156,813

Total Communication Services		64,942,212

Consumer Discretionary (5.9%)
Automobile Components (0.2%)
Aisin Corp.	2,714	110,385
Aptiv plc*	3,725	296,696
BorgWarner, Inc.	3,068	106,582
Bridgestone Corp.	10,354	457,647
Cie Generale des Etablissements Michelin SCA	12,286	470,809
Continental AG	1,990	143,629
Denso Corp.	34,260	652,927
Koito Manufacturing Co. Ltd.	3,581	48,139
Sumitomo Electric Industries Ltd.	12,879	198,656

		2,485,470

Automobiles (1.2%)
Bayerische Motoren Werke AG	5,769	665,707
Bayerische Motoren Werke AG (Preference)(q)	1,066	114,315
Dr Ing hc F Porsche AG (Preference)(m)(q)	2,060	205,086
Ferrari NV	2,281	994,186
Ford Motor Co.	52,104	691,941
General Motors Co.	15,412	698,934
Honda Motor Co. Ltd.	83,563	1,028,667
Isuzu Motors Ltd.	10,546	142,048
Mazda Motor Corp.	10,290	119,737
Mercedes-Benz Group AG	14,517	1,155,988
Nissan Motor Co. Ltd.	43,493	171,582
Porsche Automobil Holding SE (Preference)(q)	2,770	146,791
Renault SA	3,477	175,536
Stellantis NV (Euronext Paris)	34,787	987,976
Stellantis NV (Italian Stock Exchange)	5,299	150,610
Subaru Corp.	10,919	247,117
Suzuki Motor Corp.	28,628	325,464
Tesla, Inc.*	36,991	6,502,648
Toyota Motor Corp.	191,880	4,824,252
Volkswagen AG	534	81,577
Volkswagen AG (Preference)(q)	3,730	494,322
Volvo Car AB, Class B(x)*	13,474	51,081
Yamaha Motor Co. Ltd.	16,146	148,202

		20,123,767

Broadline Retail (1.5%)
Amazon.com, Inc.*	122,037	22,013,034
eBay, Inc.	6,929	365,713
Etsy, Inc.*	1,599	109,883
Global-e Online Ltd.*	1,783	64,812
Next plc	2,192	255,416
Pan Pacific International Holdings Corp.	6,857	181,413
Prosus NV	26,462	830,048
Rakuten Group, Inc.*	27,122	153,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Wesfarmers Ltd.	20,530	$915,081

		24,888,765

Distributors (0.1%)
D’ieteren Group	389	86,284
Genuine Parts Co.	1,872	290,029
LKQ Corp.	3,573	190,834
Pool Corp.	516	208,206

		775,353

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	4,783	55,854
Pearson plc	11,319	148,863

		204,717

Hotels, Restaurants & Leisure (1.0%)
Accor SA	3,423	159,903
Airbnb, Inc., Class A*	5,815	959,242
Amadeus IT Group SA	8,150	522,634
Aristocrat Leisure Ltd.	10,478	293,604
Booking Holdings, Inc.	466	1,690,592
Caesars Entertainment, Inc.*	2,880	125,971
Carnival Corp.*	13,451	219,789
Chipotle Mexican Grill, Inc.*	366	1,063,878
Compass Group plc	30,918	906,508
Darden Restaurants, Inc.	1,594	266,437
Delivery Hero SE(m)*	3,195	91,395
Domino’s Pizza, Inc.	466	231,546
Entain plc	11,555	116,294
Evolution AB(m)	3,315	412,083
Expedia Group, Inc.*	1,746	240,511
Flutter Entertainment plc*	3,202	638,138
Galaxy Entertainment Group Ltd.	39,677	199,224
Genting Singapore Ltd.	109,289	71,632
Hilton Worldwide Holdings, Inc.	3,366	718,001
InterContinental Hotels Group plc	2,989	310,935
La Francaise des Jeux SAEM(m)	1,900	77,442
Las Vegas Sands Corp.	4,930	254,881
Lottery Corp. Ltd. (The)	40,263	135,123
Marriott International, Inc., Class A	3,294	831,109
McDonald’s Corp.	9,684	2,730,404
McDonald’s Holdings Co. Japan Ltd.(x)	1,533	68,862
MGM Resorts International*	3,648	172,222
Norwegian Cruise Line Holdings Ltd.*	5,680	118,882
Oriental Land Co. Ltd.	19,726	630,299
Royal Caribbean Cruises Ltd.*	3,150	437,882
Sands China Ltd.*	43,828	123,473
Sodexo SA	1,600	137,195
Starbucks Corp.	15,116	1,381,451
Whitbread plc	3,373	141,085
Wynn Resorts Ltd.	1,272	130,037
Yum! Brands, Inc.	3,752	520,215
Zensho Holdings Co. Ltd.	1,748	72,689

		17,201,568

Household Durables (0.3%)
Barratt Developments plc	17,629	105,823
Berkeley Group Holdings plc	1,919	115,242
DR Horton, Inc.	3,987	656,061
Garmin Ltd.	2,044	304,290
Iida Group Holdings Co. Ltd.	2,784	35,890
Lennar Corp., Class A	3,300	567,534
Mohawk Industries, Inc.*	706	92,408
NVR, Inc.*	43	348,298
Panasonic Holdings Corp.	39,995	380,056
Persimmon plc	5,778	95,972
PulteGroup, Inc.	2,832	341,596
SEB SA	450	57,578
Sekisui Chemical Co. Ltd.	6,925	101,007
Sekisui House Ltd.	10,786	244,676
Sharp Corp.*	4,716	26,184
Sony Group Corp.	22,868	1,953,252
Taylor Wimpey plc	63,955	110,628

		5,536,495

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	10,836	200,285
Hasbro, Inc.	1,741	98,401
Shimano, Inc.	1,397	208,609
Yamaha Corp.	2,380	51,175

		558,470

Specialty Retail (0.9%)
AutoZone, Inc.*	231	728,031
Avolta AG*	1,794	74,656
Bath & Body Works, Inc.	3,016	150,860
Best Buy Co., Inc.	2,559	209,915
CarMax, Inc.*	2,108	183,628
Fast Retailing Co. Ltd.	3,133	966,722
H & M Hennes & Mauritz AB, Class B	11,684	190,564
Home Depot, Inc. (The)	13,287	5,096,893
Industria de Diseno Textil SA	19,735	993,656
JD Sports Fashion plc	46,879	79,582
Kingfisher plc	33,953	106,877
Lowe’s Cos., Inc.	7,678	1,955,817
Nitori Holdings Co. Ltd.	1,465	220,844
O’Reilly Automotive, Inc.*	789	890,686
Ross Stores, Inc.	4,495	659,686
TJX Cos., Inc. (The)	15,215	1,543,105
Tractor Supply Co.	1,443	377,662
Ulta Beauty, Inc.*	648	338,826
USS Co. Ltd.	7,496	61,873
Zalando SE(m)*	4,056	115,915
ZOZO, Inc.	2,488	61,584

		15,007,382

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	2,931	654,557
Burberry Group plc	6,486	99,300
Cie Financiere Richemont SA (Registered)	9,726	1,482,869
Deckers Outdoor Corp.*	343	322,852
Hermes International SCA	573	1,462,616
Kering SA	1,347	532,384
Lululemon Athletica, Inc.*	1,533	598,866
LVMH Moet Hennessy Louis Vuitton SE	4,996	4,493,589
Moncler SpA	3,726	278,089
NIKE, Inc., Class B	16,251	1,527,269
Pandora A/S	1,529	246,979
Puma SE	1,910	86,587
Ralph Lauren Corp.	521	97,823
Swatch Group AG (The)	523	121,435
Swatch Group AG (The) (Registered)	952	43,174
Tapestry, Inc.	3,062	145,384
VF Corp.	4,412	67,680

		12,261,453

Total Consumer Discretionary		99,043,440

Consumer Staples (3.6%)
Beverages (0.8%)
Anheuser-Busch InBev SA/NV	15,715	957,230
Asahi Group Holdings Ltd.	8,682	317,962
Brown-Forman Corp., Class B	2,414	124,611
Carlsberg A/S, Class B	1,781	242,973
Coca-Cola Co. (The)	51,948	3,178,179
Coca-Cola Europacific Partners plc	3,735	261,263
Coca-Cola HBC AG	3,982	125,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	2,148	$583,741
Davide Campari-Milano NV	11,136	111,899
Diageo plc	40,444	1,493,362
Heineken Holding NV	2,345	189,237
Heineken NV	5,210	502,163
Keurig Dr Pepper, Inc.	13,905	426,466
Kirin Holdings Co. Ltd.	14,086	195,592
Molson Coors Beverage Co., Class B	2,472	166,242
Monster Beverage Corp.*	9,862	584,619
PepsiCo, Inc.	18,350	3,211,434
Pernod Ricard SA	3,700	598,562
Remy Cointreau SA	417	42,037
Suntory Beverage & Food Ltd.	2,467	83,309
Treasury Wine Estates Ltd.	14,678	119,083

		13,515,762

Consumer Staples Distribution & Retail (0.8%)
Aeon Co. Ltd.	11,804	279,466
Carrefour SA	10,257	175,669
Coles Group Ltd.	24,210	267,253
Costco Wholesale Corp.	5,924	4,340,100
Dollar General Corp.	2,930	457,256
Dollar Tree, Inc.*	2,763	367,893
Endeavour Group Ltd.	25,918	93,061
J Sainsbury plc	29,990	102,351
Jeronimo Martins SGPS SA	5,123	101,585
Kesko OYJ, Class B	4,941	92,299
Kobe Bussan Co. Ltd.	2,770	67,850
Koninklijke Ahold Delhaize NV	17,228	515,216
Kroger Co. (The)	8,836	504,801
MatsukiyoCocokara & Co.	6,188	99,107
Ocado Group plc*	10,492	60,267
Seven & i Holdings Co. Ltd.	40,500	588,585
Sysco Corp.	6,646	539,522
Target Corp.	6,163	1,092,145
Tesco plc	127,633	477,799
Walgreens Boots Alliance, Inc.	9,556	207,270
Walmart, Inc.	57,150	3,438,716
Woolworths Group Ltd.	22,097	477,632

		14,345,843

Food Products (0.8%)
Ajinomoto Co., Inc.	8,491	315,902
Archer-Daniels-Midland Co.	7,121	447,270
Associated British Foods plc	6,169	194,499
Barry Callebaut AG (Registered)	65	94,345
Bunge Global SA	1,940	198,889
Campbell Soup Co.	2,627	116,770
Chocoladefabriken Lindt & Spruengli AG	17	203,393
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	241,282
Conagra Brands, Inc.	6,382	189,162
Danone SA	11,648	752,604
General Mills, Inc.	7,582	530,513
Hershey Co. (The)	2,001	389,195
Hormel Foods Corp.	3,869	134,989
J M Smucker Co. (The)	1,417	178,358
JDE Peet’s NV	1,763	37,013
Kellanova	3,521	201,718
Kerry Group plc (London Stock Exchange), Class A	1,182	102,717
Kerry Group plc (Turquoise Stock Exchange), Class A	1,674	143,468
Kikkoman Corp.	12,445	159,159
Kraft Heinz Co. (The)	10,644	392,764
Lamb Weston Holdings, Inc.	1,927	205,283
Lotus Bakeries NV	7	67,590
McCormick & Co., Inc. (Non- Voting)	3,357	257,851
Meiji Holdings Co. Ltd.	4,265	92,975
Mondelez International, Inc., Class A	17,976	1,258,320
Mowi ASA	8,419	154,756
Nestle SA (Registered)	48,314	5,129,529
Nissin Foods Holdings Co. Ltd.	3,591	98,920
Orkla ASA	12,681	89,434
Salmar ASA	1,194	78,800
Tyson Foods, Inc., Class A	3,823	224,525
WH Group Ltd.(m)	150,982	99,537
Wilmar International Ltd.	35,015	88,948
Yakult Honsha Co. Ltd.	4,652	95,019

		12,965,497

Household Products (0.5%)
Church & Dwight Co., Inc.	3,289	343,076
Clorox Co. (The)	1,657	253,703
Colgate-Palmolive Co.	10,993	989,920
Essity AB, Class B	11,021	261,728
Henkel AG & Co. KGaA	1,880	135,405
Henkel AG & Co. KGaA (Preference)(q)	3,062	246,106
Kimberly-Clark Corp.	4,498	581,816
Procter & Gamble Co. (The)	31,414	5,096,922
Reckitt Benckiser Group plc	12,915	735,486
Unicharm Corp.	7,260	231,113

		8,875,275

Personal Care Products (0.4%)
Beiersdorf AG	1,823	265,412
Estee Lauder Cos., Inc. (The), Class A	3,110	479,406
Haleon plc	108,579	456,490
Kao Corp.	8,398	313,774
Kenvue, Inc.	23,010	493,795
L’Oreal SA	4,354	2,060,476
Shiseido Co. Ltd.	7,197	196,351
Unilever plc	38,484	1,931,439
Unilever plc (London Stock Exchange)	6,760	339,195

		6,536,338

Tobacco (0.3%)
Altria Group, Inc.	23,543	1,026,946
British American Tobacco plc	36,416	1,105,857
Imperial Brands plc	15,134	338,094
Japan Tobacco, Inc.	21,688	577,086
Philip Morris International, Inc.	20,726	1,898,916

		4,946,899

Total Consumer Staples		61,185,614

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	13,362	447,627
Halliburton Co.	11,883	468,428
Schlumberger NV	19,057	1,044,514
Tenaris SA	8,542	168,783

		2,129,352

Oil, Gas & Consumable Fuels (2.0%)
Aker BP ASA	5,716	142,303
Ampol Ltd.	4,111	106,595
APA Corp.	4,046	139,102
BP plc	309,756	1,937,982
Chevron Corp.	23,156	3,652,627
ConocoPhillips	15,728	2,001,860
Coterra Energy, Inc.	10,042	279,971
Devon Energy Corp.	8,554	429,240
Diamondback Energy, Inc.	2,390	473,626
ENEOS Holdings, Inc.	52,127	250,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Eni SpA	39,697	$627,332
EOG Resources, Inc.	7,785	995,234
EQT Corp.	5,492	203,588
Equinor ASA	16,297	433,802
Exxon Mobil Corp.	53,015	6,162,464
Galp Energia SGPS SA	8,407	138,905
Hess Corp.	3,675	560,952
Idemitsu Kosan Co. Ltd.	17,475	119,247
Inpex Corp.	17,524	266,194
Kinder Morgan, Inc.	25,818	473,502
Marathon Oil Corp.	7,813	221,420
Marathon Petroleum Corp.	4,913	989,970
Neste OYJ	7,653	207,237
Occidental Petroleum Corp.	8,787	571,067
OMV AG	2,664	126,056
ONEOK, Inc.	7,777	623,482
Phillips 66	5,741	937,735
Pioneer Natural Resources Co.	3,119	818,738
Repsol SA	21,951	365,648
Santos Ltd.	58,747	296,689
Shell plc	117,663	3,898,344
Targa Resources Corp.	2,977	333,394
TotalEnergies SE	39,284	2,689,957
Valero Energy Corp.	4,545	775,786
Williams Cos., Inc. (The)	16,241	632,912
Woodside Energy Group Ltd. (ASE Stock Exchange)	25,100	498,863
Woodside Energy Group Ltd. (London Stock Exchange)	9,249	184,217

		33,566,277

Total Energy		35,695,629

Financials (8.1%)
Banks (3.0%)
ABN AMRO Bank NV (CVA)(m)	8,612	147,263
AIB Group plc	28,423	144,244
ANZ Group Holdings Ltd.	54,415	1,042,510
Banco Bilbao Vizcaya Argentaria SA	105,624	1,258,035
Banco BPM SpA	21,927	145,910
Banco Santander SA	292,811	1,428,338
Bank Hapoalim BM	22,980	215,497
Bank Leumi Le-Israel BM	27,547	229,031
Bank of America Corp.	91,918	3,485,531
Bank of Ireland Group plc	19,114	194,870
Banque Cantonale Vaudoise (Registered)	545	63,332
Barclays plc	274,150	633,906
BNP Paribas SA	18,685	1,327,626
BOC Hong Kong Holdings Ltd.	67,163	179,773
CaixaBank SA(x)	67,852	328,897
Chiba Bank Ltd. (The)	9,606	79,796
Citigroup, Inc.	25,408	1,606,802
Citizens Financial Group, Inc.	6,224	225,869
Comerica, Inc.	1,761	96,837
Commerzbank AG	19,069	261,889
Commonwealth Bank of Australia	30,302	2,376,270
Concordia Financial Group Ltd.	19,207	96,327
Credit Agricole SA	19,327	288,077
Danske Bank A/S	12,477	373,616
DBS Group Holdings Ltd.	32,376	863,920
DNB Bank ASA	16,742	332,014
Erste Group Bank AG	6,220	277,141
Fifth Third Bancorp	9,093	338,351
FinecoBank Banca Fineco SpA	11,046	165,467
Hang Seng Bank Ltd.	13,787	150,872
HSBC Holdings plc	346,651	2,708,283
Huntington Bancshares, Inc.	19,336	269,737
ING Groep NV	60,124	988,928
Intesa Sanpaolo SpA	264,612	960,058
Israel Discount Bank Ltd., Class A	22,377	115,815
Japan Post Bank Co. Ltd.	26,177	280,999
JPMorgan Chase & Co.	38,597	7,730,979
KBC Group NV	4,529	339,194
KeyCorp	12,504	197,688
Lloyds Banking Group plc	1,150,029	751,301
M&T Bank Corp.	2,218	322,586
Mediobanca Banca di Credito Finanziario SpA	9,225	137,443
Mitsubishi UFJ Financial Group, Inc.	200,950	2,037,642
Mizrahi Tefahot Bank Ltd.	2,802	105,089
Mizuho Financial Group, Inc.	43,669	861,956
National Australia Bank Ltd.	56,439	1,274,006
NatWest Group plc	103,193	345,801
Nordea Bank Abp	57,445	648,873
Oversea-Chinese Banking Corp. Ltd.	61,048	609,915
PNC Financial Services Group, Inc. (The)	5,314	858,742
Regions Financial Corp.	12,336	259,549
Resona Holdings, Inc.	38,472	236,860
Shizuoka Financial Group, Inc.	8,506	80,688
Skandinaviska Enskilda Banken AB, Class A(x)	28,705	388,714
Societe Generale SA	13,072	349,889
Standard Chartered plc	40,976	347,234
Sumitomo Mitsui Financial Group, Inc.	23,039	1,344,170
Sumitomo Mitsui Trust Holdings, Inc.	11,894	255,983
Svenska Handelsbanken AB, Class A(x)	26,384	266,823
Swedbank AB, Class A(x)	15,357	304,586
Truist Financial Corp.	17,806	694,078
UniCredit SpA	27,884	1,058,157
United Overseas Bank Ltd.	22,669	492,078
US Bancorp	20,787	929,179
Wells Fargo & Co.	48,047	2,784,804
Westpac Banking Corp.	63,352	1,077,495

		50,773,333

Capital Markets (1.5%)
3i Group plc	17,608	624,270
abrdn plc	33,297	59,298
Ameriprise Financial, Inc.	1,338	586,633
Amundi SA(m)	1,111	76,291
ASX Ltd.	3,448	149,238
Bank of New York Mellon Corp. (The)	10,138	584,152
BlackRock, Inc.	1,867	1,556,518
Blackstone, Inc.	9,604	1,261,677
Cboe Global Markets, Inc.	1,409	258,876
Charles Schwab Corp. (The)	19,869	1,437,323
CME Group, Inc.	4,806	1,034,684
Daiwa Securities Group, Inc.	24,171	182,983
Deutsche Bank AG (Registered)	35,061	551,572
Deutsche Boerse AG	3,437	703,224
EQT AB	6,755	213,681
Euronext NV(m)	1,550	147,490
FactSet Research Systems, Inc.	508	230,830
Franklin Resources, Inc.	4,007	112,637
Futu Holdings Ltd. (ADR)*	959	51,930
Goldman Sachs Group, Inc. (The)	4,354	1,818,622
Hargreaves Lansdown plc	6,435	59,777
Hong Kong Exchanges & Clearing Ltd.	21,772	633,669
Intercontinental Exchange, Inc.	7,645	1,050,652
Invesco Ltd.	6,001	99,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Exchange Group, Inc.	9,110	$245,834
Julius Baer Group Ltd.	3,726	215,169
London Stock Exchange Group plc	7,535	902,527
Macquarie Group Ltd.	6,618	861,230
MarketAxess Holdings, Inc.	506	110,941
Moody’s Corp.	2,101	825,756
Morgan Stanley	16,726	1,574,920
MSCI, Inc.	1,056	591,835
Nasdaq, Inc.	4,545	286,790
Nomura Holdings, Inc.	54,330	346,050
Northern Trust Corp.	2,739	243,552
Partners Group Holding AG	411	586,980
Raymond James Financial, Inc.	2,512	322,591
S&P Global, Inc.	4,290	1,825,181
SBI Holdings, Inc.	4,449	116,236
Schroders plc	14,581	69,307
Singapore Exchange Ltd.	15,147	103,317
St James’s Place plc	9,924	58,181
State Street Corp.	4,031	311,677
T. Rowe Price Group, Inc.	2,989	364,419
UBS Group AG (Registered)	59,518	1,830,714

		25,278,791

Consumer Finance (0.2%)
American Express Co.	7,635	1,738,413
Capital One Financial Corp.	5,079	756,212
Discover Financial Services	3,338	437,579
Synchrony Financial	5,432	234,228

		3,166,432

Financial Services (1.7%)
Adyen NV(m)*	393	664,813
Berkshire Hathaway, Inc., Class B*	24,291	10,214,851
Corpay, Inc.*	964	297,433
Edenred SE	4,515	240,920
Eurazeo SE	757	66,356
EXOR NV	1,693	188,220
Fidelity National Information Services, Inc.	7,910	586,764
Fiserv, Inc.*	8,013	1,280,638
Global Payments, Inc.	3,476	464,602
Groupe Bruxelles Lambert NV	1,592	120,330
Industrivarden AB, Class A	2,305	79,267
Industrivarden AB, Class C	2,722	93,607
Investor AB, Class B	31,312	785,871
Jack Henry & Associates, Inc.	973	169,039
L E Lundbergforetagen AB, Class B	1,375	74,428
M&G plc	40,704	113,281
Mastercard, Inc., Class A	11,015	5,304,493
Mitsubishi HC Capital, Inc.	14,616	101,621
Nexi SpA(m)*	10,683	67,700
ORIX Corp.	21,216	462,217
PayPal Holdings, Inc.*	14,308	958,493
Sofina SA	279	62,608
Visa, Inc., Class A	21,115	5,892,774
Washington H Soul Pattinson & Co. Ltd.	4,244	92,952
Wise plc, Class A*	11,123	130,365
Worldline SA(m)*	4,351	53,888

		28,567,531

Insurance (1.7%)
Admiral Group plc	4,710	168,652
Aegon Ltd.	26,262	160,080
Aflac, Inc.	7,028	603,424
Ageas SA/NV	2,890	133,819
AIA Group Ltd.	205,537	1,379,981
Allianz SE (Registered)	7,089	2,124,605
Allstate Corp. (The)	3,505	606,400
American International Group, Inc.	9,373	732,687
Aon plc, Class A	2,673	892,034
Arch Capital Group Ltd.*	4,953	457,855
Arthur J Gallagher & Co.	2,894	723,616
ASR Nederland NV	2,867	140,394
Assicurazioni Generali SpA	18,334	464,030
Assurant, Inc.	693	130,450
Aviva plc	49,553	310,590
AXA SA	32,859	1,234,189
Baloise Holding AG (Registered)	828	129,729
Brown & Brown, Inc.	3,154	276,101
Chubb Ltd.	5,411	1,402,152
Cincinnati Financial Corp.	2,082	258,522
Dai-ichi Life Holdings, Inc.	16,987	432,025
Everest Group Ltd.	577	229,358
Gjensidige Forsikring ASA	3,618	52,449
Globe Life, Inc.	1,143	133,011
Hannover Rueck SE	1,091	298,611
Hartford Financial Services Group, Inc. (The)	3,985	410,654
Helvetia Holding AG (Registered)	671	92,482
Insurance Australia Group Ltd.	43,442	181,177
Japan Post Holdings Co. Ltd.	37,562	377,779
Japan Post Insurance Co. Ltd.	3,499	66,788
Legal & General Group plc	108,163	347,302
Loews Corp.	2,433	190,480
Marsh & McLennan Cos., Inc.	6,569	1,353,083
Medibank Pvt Ltd.	49,818	122,064
MetLife, Inc.	8,196	607,406
MS&AD Insurance Group Holdings, Inc.	23,229	408,863
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	2,469	1,204,783
NN Group NV	4,898	226,270
Phoenix Group Holdings plc	13,588	94,771
Poste Italiane SpA(m)	8,269	103,528
Principal Financial Group, Inc.	2,928	252,716
Progressive Corp. (The)	7,814	1,616,091
Prudential Financial, Inc.	4,820	565,868
Prudential plc	49,742	466,469
QBE Insurance Group Ltd.	27,023	319,261
Sampo OYJ, Class A	8,166	348,123
Sompo Holdings, Inc.	16,065	335,351
Suncorp Group Ltd.	22,978	245,268
Swiss Life Holding AG (Registered)	534	374,336
Swiss Re AG	5,457	701,601
T&D Holdings, Inc.	8,884	154,141
Talanx AG	1,168	92,491
Tokio Marine Holdings, Inc.	32,653	1,019,193
Travelers Cos., Inc. (The)	3,047	701,237
Tryg A/S	6,316	129,970
W R Berkley Corp.	2,706	239,319
Willis Towers Watson plc	1,369	376,475
Zurich Insurance Group AG	2,648	1,427,868

		28,627,972

Total Financials		136,414,059

Health Care (6.6%)
Biotechnology (0.8%)
AbbVie, Inc.	23,571	4,292,279
Amgen, Inc.	7,143	2,030,898
Argenx SE (Brussels Stock Exchange)*	972	383,908
Argenx SE (Vienna Stock Exchange)*	99	39,070
Biogen, Inc.*	1,934	417,028
CSL Ltd.	8,740	1,639,826
Genmab A/S*	1,195	364,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.	16,635	$1,218,514
Grifols SA*	5,396	48,539
Incyte Corp.*	2,483	141,456
Moderna, Inc.*	4,429	471,954
Regeneron Pharmaceuticals, Inc.*	1,410	1,357,111
Swedish Orphan Biovitrum AB*	3,526	88,018
Vertex Pharmaceuticals, Inc.*	3,440	1,437,954

		13,930,819

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	23,177	2,634,298
Alcon, Inc.	9,040	749,182
Align Technology, Inc.*	951	311,852
Asahi Intecc Co. Ltd.	3,956	69,043
Baxter International, Inc.	6,780	289,777
Becton Dickinson & Co.	3,857	954,415
BioMerieux	749	82,624
Boston Scientific Corp.*	19,558	1,339,527
Carl Zeiss Meditec AG	728	90,950
Cochlear Ltd.	1,185	260,635
Coloplast A/S, Class B	2,281	308,524
Cooper Cos., Inc. (The)	2,653	269,173
Demant A/S*	1,823	90,907
Dentsply Sirona, Inc.	2,828	93,861
Dexcom, Inc.*	5,147	713,889
DiaSorin SpA	405	39,106
Edwards Lifesciences Corp.*	8,097	773,749
EssilorLuxottica SA	5,337	1,207,415
Fisher & Paykel Healthcare Corp. Ltd.	10,564	161,889
GE HealthCare Technologies, Inc.	5,411	491,914
Getinge AB, Class B	4,138	83,270
Hologic, Inc.*	3,134	244,327
Hoya Corp.	6,337	788,462
IDEXX Laboratories, Inc.*	1,109	598,782
Insulet Corp.*	932	159,745
Intuitive Surgical, Inc.*	4,704	1,877,319
Koninklijke Philips NV*	14,046	281,947
Medtronic plc	17,752	1,547,087
Olympus Corp.	21,726	311,940
ResMed, Inc.	1,964	388,931
Siemens Healthineers AG(m)*	5,101	312,142
Smith & Nephew plc	15,814	197,920
Sonova Holding AG (Registered)	917	265,486
STERIS plc	1,319	296,538
Straumann Holding AG (Registered)	2,019	322,377
Stryker Corp.	4,514	1,615,425
Sysmex Corp.	9,207	163,455
Teleflex, Inc.	627	141,809
Terumo Corp.	24,392	444,641
Zimmer Biomet Holdings, Inc.	2,790	368,224

		21,342,557

Health Care Providers & Services (0.9%)
Amplifon SpA	2,252	82,120
Cardinal Health, Inc.	3,247	363,339
Cencora, Inc.	2,210	537,008
Centene Corp.*	7,136	560,033
Cigna Group (The)	3,905	1,418,257
CVS Health Corp.	16,801	1,340,048
DaVita, Inc.*	719	99,258
EBOS Group Ltd.	2,776	56,804
Elevance Health, Inc.	3,137	1,626,660
Fresenius Medical Care AG	3,715	142,883
Fresenius SE & Co. KGaA	7,641	206,087
HCA Healthcare, Inc.	2,644	881,853
Henry Schein, Inc.*	1,735	131,027
Humana, Inc.	1,632	565,847
Laboratory Corp. of America Holdings	1,133	247,515
McKesson Corp.	1,754	941,635
Molina Healthcare, Inc.*	774	317,982
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	1,482	197,269
Ramsay Health Care Ltd.	3,320	122,258
Sonic Healthcare Ltd.	8,075	154,758
UnitedHealth Group, Inc.	12,348	6,108,556
Universal Health Services, Inc., Class B	814	148,523

		16,249,720

Health Care Technology (0.0%)†
M3, Inc.	8,031	115,070

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	3,912	569,235
Bachem Holding AG(x)	611	58,536
Bio-Rad Laboratories, Inc., Class A*	279	96,498
Bio-Techne Corp.	2,099	147,749
Charles River Laboratories International, Inc.*	685	185,601
Danaher Corp.	8,780	2,192,541
Eurofins Scientific SE	2,444	155,777
Illumina, Inc.*	2,120	291,118
IQVIA Holdings, Inc.*	2,436	616,040
Lonza Group AG (Registered)	1,347	806,841
Mettler-Toledo International, Inc.*	287	382,080
QIAGEN NV*	4,001	171,084
Revvity, Inc.	1,648	173,040
Sartorius AG (Preference)(q)*	474	188,493
Sartorius Stedim Biotech*	528	150,554
Thermo Fisher Scientific, Inc.	5,158	2,997,881
Waters Corp.*	789	271,597
West Pharmaceutical Services, Inc.	988	390,961

		9,845,626

Pharmaceuticals (3.0%)
Astellas Pharma, Inc.	32,712	351,149
AstraZeneca plc	28,050	3,780,365
Bayer AG (Registered)	17,772	545,098
Bristol-Myers Squibb Co.	27,165	1,473,158
Catalent, Inc.*	2,413	136,214
Chugai Pharmaceutical Co. Ltd.	12,165	463,360
Daiichi Sankyo Co. Ltd.	33,501	1,061,817
Eisai Co. Ltd.	4,570	188,107
Eli Lilly and Co.	10,646	8,282,162
GSK plc	74,451	1,605,543
Hikma Pharmaceuticals plc	2,999	72,619
Ipsen SA	682	81,156
Johnson & Johnson	32,139	5,084,068
Kyowa Kirin Co. Ltd.	4,891	87,720
Merck & Co., Inc.	33,831	4,464,000
Merck KGaA	2,338	412,657
Novartis AG (Registered)	37,089	3,593,132
Novo Nordisk A/S, Class B	59,051	7,531,427
Ono Pharmaceutical Co. Ltd.	6,586	107,765
Orion OYJ, Class B	1,950	72,727
Otsuka Holdings Co. Ltd.	7,587	314,296
Pfizer, Inc.	75,383	2,091,878
Recordati Industria Chimica e Farmaceutica SpA	1,891	104,535
Roche Holding AG	12,713	3,237,984
Roche Holding AG CHF 1	579	156,009
Sandoz Group AG*	7,407	223,479
Sanofi SA	20,598	2,021,327
Shionogi & Co. Ltd.	4,443	226,963
Takeda Pharmaceutical Co. Ltd.	28,617	794,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)*	20,275	$286,080
UCB SA	2,287	282,263
Viatris, Inc.	16,016	191,231
Zoetis, Inc.	6,129	1,037,088

		50,361,916

Total Health Care		111,845,708

Industrials (6.1%)
Aerospace & Defense (0.9%)
Airbus SE	10,728	1,975,897
Axon Enterprise, Inc.*	940	294,107
BAE Systems plc	54,866	934,517
Boeing Co. (The)*	7,657	1,477,724
Dassault Aviation SA	365	80,331
Elbit Systems Ltd.	482	100,691
General Dynamics Corp.	3,031	856,227
Howmet Aerospace, Inc.	5,222	357,341
Huntington Ingalls Industries, Inc.	529	154,188
Kongsberg Gruppen ASA	1,591	109,973
L3Harris Technologies, Inc.	2,530	539,143
Leonardo SpA	7,321	183,871
Lockheed Martin Corp.	2,871	1,305,932
Melrose Industries plc	24,077	204,517
MTU Aero Engines AG	974	247,148
Northrop Grumman Corp.	1,883	901,317
Rheinmetall AG	788	442,920
Rolls-Royce Holdings plc*	152,260	820,011
RTX Corp.	17,714	1,727,646
Saab AB, Class B	1,449	128,872
Safran SA	6,184	1,401,371
Singapore Technologies Engineering Ltd.	28,648	85,292
Textron, Inc.	2,617	251,049
Thales SA	1,711	291,746
TransDigm Group, Inc.	742	913,847

		15,785,678

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,557	118,550
Deutsche Post AG	17,933	772,236
DSV A/S	3,169	514,197
Expeditors International of
Washington, Inc.	1,941	235,967
FedEx Corp.	3,069	889,212
Nippon Express Holdings, Inc.	1,286	65,489
SG Holdings Co. Ltd.	5,781	73,112
United Parcel Service, Inc., Class B	9,656	1,435,171
Yamato Holdings Co. Ltd.	4,817	69,242

		4,173,176

Building Products (0.3%)
A.O. Smith Corp.	1,640	146,714
AGC, Inc.	3,530	127,834
Allegion plc	1,172	157,880
Assa Abloy AB, Class B	18,132	520,211
Builders FirstSource, Inc.*	1,647	343,482
Carrier Global Corp.	11,154	648,382
Cie de Saint-Gobain SA	8,246	639,904
Daikin Industries Ltd.	4,821	656,367
Geberit AG (Registered)	605	357,559
Johnson Controls International plc	9,098	594,281
Kingspan Group plc	2,815	256,502
Masco Corp.	2,934	231,434
Nibe Industrier AB, Class B(x)	27,415	134,616
ROCKWOOL A/S, Class B*	167	55,030
TOTO Ltd.	2,555	71,495
Trane Technologies plc	3,038	912,008

		5,853,699

Commercial Services & Supplies (0.3%)
Brambles Ltd.	25,171	264,903
Cintas Corp.	1,150	790,084
Copart, Inc.*	11,666	675,695
Dai Nippon Printing Co. Ltd.	3,661	111,779
Rentokil Initial plc	45,629	271,655
Republic Services, Inc.	2,730	522,631
Rollins, Inc.	3,748	173,420
Secom Co. Ltd.	3,796	274,833
Securitas AB, Class B	8,896	91,711
TOPPAN Holdings, Inc.	4,174	104,116
Veralto Corp.	2,928	259,596
Waste Management, Inc.	4,893	1,042,943

		4,583,366

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	3,818	159,737
Bouygues SA	3,458	141,131
Eiffage SA	1,330	150,877
Ferrovial SE	9,379	371,148
Kajima Corp.	7,604	155,466
Obayashi Corp.	11,722	138,878
Quanta Services, Inc.	1,940	504,012
Shimizu Corp.	9,449	60,827
Skanska AB, Class B(x)	6,155	109,541
Taisei Corp.	3,114	113,201
Vinci SA	9,059	1,160,677

		3,065,495

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	28,628	1,329,741
AMETEK, Inc.	3,081	563,515
Eaton Corp. plc	5,331	1,666,897
Emerson Electric Co.	7,633	865,735
Fuji Electric Co. Ltd.	2,251	150,186
Generac Holdings, Inc.*	820	103,435
Hubbell, Inc., Class B	716	297,176
Legrand SA	4,776	506,087
Mitsubishi Electric Corp.	34,991	582,837
Nidec Corp.	7,537	309,884
Prysmian SpA	4,752	248,081
Rockwell Automation, Inc.	1,530	445,735
Schneider Electric SE	9,847	2,227,203
Siemens Energy AG*	9,398	172,414
Vestas Wind Systems A/S*	18,268	510,216

		9,979,142

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	33,297	86,792
Central Japan Railway Co.	13,994	346,846
CSX Corp.	26,383	978,018
East Japan Railway Co.	16,374	313,624
Grab Holdings Ltd., Class A*	34,369	107,919
Hankyu Hanshin Holdings, Inc.	4,160	119,046
JB Hunt Transport Services, Inc.	1,089	216,983
Keisei Electric Railway Co. Ltd.	2,494	101,058
Kintetsu Group Holdings Co. Ltd.	3,314	96,324
MTR Corp. Ltd.	28,056	92,482
Norfolk Southern Corp.	3,016	768,688
Odakyu Electric Railway Co. Ltd.	5,658	77,798
Old Dominion Freight Line, Inc.	2,390	524,151
Tobu Railway Co. Ltd.	3,450	86,056
Tokyu Corp.	9,070	110,155
Uber Technologies, Inc.*	27,474	2,115,223
Union Pacific Corp.	8,141	2,002,116
West Japan Railway Co.	7,992	166,302

		8,309,581

Industrial Conglomerates (0.6%)
3M Co.	7,379	782,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
CK Hutchison Holdings Ltd.	48,548	$234,462
DCC plc	1,788	129,987
General Electric Co.	14,530	2,550,451
Hikari Tsushin, Inc.	392	73,361
Hitachi Ltd.	16,749	1,521,882
Honeywell International, Inc.	8,801	1,806,405
Investment AB Latour, Class B	2,678	70,428
Jardine Cycle & Carriage Ltd.	1,690	30,252
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	100,403
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	134	4,998
Keppel Ltd.	26,825	145,821
Lifco AB, Class B	4,217	110,153
Siemens AG (Registered)	13,752	2,625,440
Smiths Group plc	6,287	130,255

		10,316,989

Machinery (1.2%)
Alfa Laval AB	5,234	205,761
Alstom SA(x)	5,214	79,483
Atlas Copco AB, Class A	48,595	820,812
Atlas Copco AB, Class B	28,235	417,168
Caterpillar, Inc.	6,797	2,490,625
Cummins, Inc.	1,893	557,772
Daifuku Co. Ltd.	5,492	130,933
Daimler Truck Holding AG	9,676	490,213
Deere & Co.	3,476	1,427,732
Dover Corp.	1,868	330,991
Epiroc AB, Class A	11,921	223,964
Epiroc AB, Class B	7,054	119,478
FANUC Corp.	17,190	479,203
Fortive Corp.	4,682	402,746
GEA Group AG	2,961	125,191
Hitachi Construction Machinery Co. Ltd.	1,908	57,323
Hoshizaki Corp.	1,928	70,087
Husqvarna AB, Class B	6,333	54,219
IDEX Corp.	1,010	246,460
Illinois Tool Works, Inc.	3,630	974,038
Indutrade AB*	4,943	134,796
Ingersoll Rand, Inc.	5,404	513,110
Knorr-Bremse AG	1,312	99,223
Komatsu Ltd.	16,706	492,528
Kone OYJ, Class B	5,916	275,340
Kubota Corp.	18,064	282,392
Makita Corp.	4,075	115,079
Metso OYJ	11,996	142,425
Minebea Mitsumi, Inc.	6,541	127,510
MISUMI Group, Inc.	5,151	71,508
Mitsubishi Heavy Industries Ltd.	57,750	520,734
Nordson Corp.	724	198,767
Otis Worldwide Corp.	5,413	537,348
PACCAR, Inc.	6,983	865,124
Parker-Hannifin Corp.	1,714	952,624
Pentair plc	2,207	188,566
Rational AG	93	80,166
Sandvik AB	19,287	428,300
Schindler Holding AG	737	185,588
Schindler Holding AG (Registered)	425	103,676
Seatrium Ltd.*	802,029	46,925
SKF AB, Class B(x)	6,165	125,846
SMC Corp.	1,026	575,693
Snap-on, Inc.	705	208,835
Spirax-Sarco Engineering plc	1,335	169,340
Stanley Black & Decker, Inc.	2,047	200,463
Techtronic Industries Co. Ltd.	24,826	336,537
Toyota Industries Corp.	2,662	276,346
VAT Group AG(m)	488	252,861
Volvo AB, Class A	3,622	99,754
Volvo AB, Class B(x)	27,299	739,858
Wartsila OYJ Abp	8,563	130,166
Westinghouse Air Brake Technologies Corp.	2,392	348,467
Xylem, Inc.	3,219	416,024
Yaskawa Electric Corp.	4,359	184,404

		20,130,522

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	55	70,285
AP Moller - Maersk A/S, Class B	74	96,229
Kawasaki Kisen Kaisha Ltd.	7,038	94,496
Kuehne + Nagel International AG (Registered)(x)	983	273,585
Mitsui OSK Lines Ltd.	6,202	188,953
Nippon Yusen KK	8,300	227,540
SITC International Holdings Co. Ltd.	23,800	43,483

		994,571

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	8,735	134,082
ANA Holdings, Inc.	2,935	61,267
Delta Air Lines, Inc.	8,549	409,241
Deutsche Lufthansa AG (Registered)*	10,823	85,016
Japan Airlines Co. Ltd.	2,659	50,429
Qantas Airways Ltd.*	15,285	54,285
Singapore Airlines Ltd.	27,408	129,910
Southwest Airlines Co.	7,966	232,528
United Airlines Holdings, Inc.*	4,379	209,666

		1,366,424

Professional Services (0.5%)
Adecco Group AG (Registered)	2,894	114,432
Automatic Data Processing, Inc.	5,484	1,369,574
Broadridge Financial Solutions, Inc.	1,572	322,040
Bureau Veritas SA	5,335	162,770
Computershare Ltd.	9,738	165,688
Dayforce, Inc.*	2,084	137,982
Equifax, Inc.	1,646	440,338
Experian plc	16,622	724,631
Intertek Group plc	2,919	183,658
Jacobs Solutions, Inc.	1,678	257,959
Leidos Holdings, Inc.	1,836	240,681
Paychex, Inc.	4,275	524,970
Paycom Software, Inc.	641	127,565
Randstad NV	1,963	103,602
Recruit Holdings Co. Ltd.	26,098	1,142,843
RELX plc (London Stock Exchange)	4,714	203,720
RELX plc (Turquoise Stock Exchange)	29,396	1,273,312
Robert Half, Inc.	1,390	110,199
SGS SA (Registered)(x)*	2,711	263,029
Teleperformance SE	1,033	100,390
Verisk Analytics, Inc.	1,936	456,373
Wolters Kluwer NV	4,496	704,294

		9,130,050

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	3,622	314,788
Ashtead Group plc	7,916	563,502
Beijer Ref AB, Class B	6,963	103,430
Brenntag SE	2,401	202,252
Bunzl plc	6,114	235,208
Fastenal Co.	7,640	589,350
IMCD NV	1,031	181,693
ITOCHU Corp.	21,472	916,865
Marubeni Corp.	25,917	446,930
Mitsubishi Corp.	62,440	1,436,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	23,462	$1,091,577
MonotaRO Co. Ltd.	4,548	54,529
Reece Ltd.	4,090	74,893
Rexel SA	4,080	110,175
Seven Group Holdings Ltd.(x)	2,960	78,641
Sumitomo Corp.	18,756	449,757
Toyota Tsusho Corp.	3,858	263,266
United Rentals, Inc.	897	646,836
WW Grainger, Inc.	590	600,207

		8,360,539

Transportation Infrastructure (0.1%)
Aena SME SA(m)	1,357	267,107
Aeroports de Paris SA	627	85,975
Auckland International Airport Ltd.	24,024	119,849
Getlink SE	6,467	110,096
Transurban Group	55,867	484,924

		1,067,951

Total Industrials		103,117,183

Information Technology (12.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	3,364	975,493
Cisco Systems, Inc.	54,250	2,707,617
F5, Inc.*	785	148,828
Juniper Networks, Inc.	4,298	159,284
Motorola Solutions, Inc.	2,216	786,636
Nokia OYJ	96,464	342,495
Telefonaktiebolaget LM Ericsson, Class B(x)	52,968	285,227

		5,405,580

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	7,992	921,877
Azbil Corp.	2,139	58,908
CDW Corp.	1,788	457,335
Corning, Inc.	10,251	337,873
Halma plc	6,867	205,239
Hamamatsu Photonics KK	2,489	87,373
Hexagon AB, Class B	37,556	444,539
Hirose Electric Co. Ltd.	546	55,906
Ibiden Co. Ltd.	1,999	88,950
Jabil, Inc.	1,703	228,117
Keyence Corp.	3,482	1,612,190
Keysight Technologies, Inc.*	2,332	364,678
Kyocera Corp.	23,252	309,274
Murata Manufacturing Co. Ltd.	31,140	583,078
Omron Corp.	3,210	114,337
Shimadzu Corp.	4,303	119,471
TDK Corp.	7,010	342,304
TE Connectivity Ltd.	4,123	598,824
Teledyne Technologies, Inc.*	630	270,472
Trimble, Inc.*	3,321	213,739
Yokogawa Electric Corp.	4,151	95,233
Zebra Technologies Corp., Class A*	686	206,788

		7,716,505

IT Services (0.5%)
Accenture plc, Class A	8,371	2,901,472
Akamai Technologies, Inc.*	2,014	219,043
Bechtle AG	1,482	78,312
Capgemini SE	2,810	646,634
Cognizant Technology Solutions Corp., Class A	6,649	487,305
EPAM Systems, Inc.*	770	212,643
Fujitsu Ltd.	31,580	504,325
Gartner, Inc.*	1,041	496,214
International Business Machines Corp.	12,216	2,332,767
NEC Corp.	4,451	323,872
Nomura Research Institute Ltd.	6,947	195,359
NTT Data Group Corp.	11,399	180,307
Obic Co. Ltd.	1,271	191,557
Otsuka Corp.	4,044	85,512
SCSK Corp.	2,874	53,292
TIS, Inc.	4,003	85,518
VeriSign, Inc.*	1,177	223,053
Wix.com Ltd.*	982	135,005

		9,352,190

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	21,572	3,893,530
Advantest Corp.	13,859	612,934
Analog Devices, Inc.	6,620	1,309,370
Applied Materials, Inc.	11,109	2,291,009
ASM International NV	849	518,332
ASML Holding NV	7,295	7,021,802
BE Semiconductor Industries NV	1,394	213,406
Broadcom, Inc.	5,875	7,786,784
Disco Corp.	1,658	604,472
Enphase Energy, Inc.*	1,812	219,216
First Solar, Inc.*	1,426	240,709
Infineon Technologies AG	23,626	803,283
Intel Corp.	56,446	2,493,220
KLA Corp.	1,805	1,260,919
Lam Research Corp.	1,750	1,700,247
Lasertec Corp.	1,362	386,251
Microchip Technology, Inc.	7,215	647,258
Micron Technology, Inc.	14,738	1,737,463
Monolithic Power Systems, Inc.	641	434,226
NVIDIA Corp.	32,976	29,795,795
NXP Semiconductors NV	3,441	852,577
ON Semiconductor Corp.*	5,705	419,603
Qorvo, Inc.*	1,289	148,016
QUALCOMM, Inc.	14,899	2,522,401
Renesas Electronics Corp.	26,586	471,375
Rohm Co. Ltd.	5,998	95,707
SCREEN Holdings Co. Ltd.	1,500	193,123
Skyworks Solutions, Inc.	2,139	231,696
STMicroelectronics NV	12,364	532,489
SUMCO Corp.	6,313	99,316
Teradyne, Inc.	2,041	230,286
Texas Instruments, Inc.	12,140	2,114,909
Tokyo Electron Ltd.	8,541	2,215,086

		74,096,810

Software (4.1%)
Adobe, Inc.*	6,034	3,044,756
ANSYS, Inc.*	1,160	402,706
Autodesk, Inc.*	2,856	743,760
Cadence Design Systems, Inc.*	3,632	1,130,569
Check Point Software Technologies Ltd.*	1,693	277,669
CyberArk Software Ltd.*	755	200,551
Dassault Systemes SE	12,088	535,208
Fair Isaac Corp.*	332	414,870
Fortinet, Inc.*	8,509	581,250
Gen Digital, Inc.	7,483	167,619
Intuit, Inc.	3,737	2,429,050
Microsoft Corp.	99,201	41,735,845
Monday.com Ltd.*	524	118,356
Nemetschek SE	1,045	103,405
Nice Ltd.*	1,146	298,340
Oracle Corp.	682	51,112
Oracle Corp. (Moscow Stock Exchange)	21,286	2,673,734
Palo Alto Networks, Inc.*	4,209	1,195,903
PTC, Inc.*	1,596	301,548
Roper Technologies, Inc.	1,426	799,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sage Group plc (The)	18,449	$294,677
Salesforce, Inc.	12,923	3,892,149
SAP SE	18,895	3,678,654
ServiceNow, Inc.*	2,737	2,086,689
Synopsys, Inc.*	2,036	1,163,574
Temenos AG (Registered)	1,156	82,651
Trend Micro, Inc.	2,374	120,205
Tyler Technologies, Inc.*	562	238,856
WiseTech Global Ltd.	3,015	184,586
Xero Ltd.*	2,606	226,404

		69,174,454

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	193,790	33,231,109
Brother Industries Ltd.	4,216	77,953
Canon, Inc.	18,146	539,537
FUJIFILM Holdings Corp.	20,124	450,391
Hewlett Packard Enterprise Co.	17,356	307,722
HP, Inc.	11,642	351,821
Logitech International SA (Registered)	2,975	266,409
NetApp, Inc.	2,751	288,772
Ricoh Co. Ltd.	9,934	88,033
Seagate Technology Holdings plc	2,601	242,023
Seiko Epson Corp.	5,224	90,932
Super Micro Computer, Inc.*	650	656,520
Western Digital Corp.*	4,329	295,411

		36,886,633

Total Information Technology		202,632,172

Materials (2.1%)
Chemicals (1.1%)
Air Liquide SA	9,492	1,974,767
Air Products and Chemicals, Inc.	2,968	719,057
Akzo Nobel NV	3,086	230,323
Albemarle Corp.	1,567	206,437
Arkema SA	1,086	114,281
Asahi Kasei Corp.	22,661	165,714
BASF SE	16,147	922,051
Celanese Corp.	1,337	229,777
CF Industries Holdings, Inc.	2,551	212,269
Clariant AG (Registered)	3,903	52,755
Corteva, Inc.	9,369	540,310
Covestro AG(m)*	3,419	186,938
Croda International plc	2,400	148,489
Dow, Inc.	9,376	543,152
DSM-Firmenich AG	3,364	382,523
DuPont de Nemours, Inc.	5,742	440,239
Eastman Chemical Co.	1,566	156,944
Ecolab, Inc.	3,379	780,211
EMS-Chemie Holding AG (Registered)	127	97,449
Evonik Industries AG	4,215	83,330
FMC Corp.	1,666	106,124
Givaudan SA (Registered)	167	743,662
ICL Group Ltd.	13,996	73,999
International Flavors & Fragrances, Inc.	3,408	293,054
JSR Corp.*	3,243	92,761
Linde plc	6,474	3,006,008
LyondellBasell Industries NV, Class A	3,417	349,491
Mitsubishi Chemical Group Corp.	23,119	140,397
Mitsui Chemicals, Inc.	3,128	91,455
Mosaic Co. (The)	4,363	141,623
Nippon Paint Holdings Co. Ltd.	17,125	122,685
Nippon Sanso Holdings Corp.	3,174	99,111
Nissan Chemical Corp.	2,245	84,755
Nitto Denko Corp.	2,595	236,135
Novonesis (Novozymes) B	6,749	395,944
OCI NV	1,908	52,264
Orica Ltd.	8,082	96,169
PPG Industries, Inc.	3,148	456,145
Sherwin-Williams Co. (The)	3,144	1,092,005
Shin-Etsu Chemical Co. Ltd.	32,601	1,422,660
Sika AG (Registered)	2,758	821,421
Syensqo SA*	1,341	126,995
Symrise AG, Class A	2,402	287,516
Toray Industries, Inc.	25,108	120,349
Umicore SA	3,789	81,735
Yara International ASA	2,995	94,809

		18,816,288

Construction Materials (0.2%)
CRH plc	12,553	1,081,813
Heidelberg Materials AG	2,358	259,353
Holcim AG	9,429	853,770
James Hardie Industries plc (CHDI)*	7,961	319,619
Martin Marietta Materials, Inc.	825	506,501
Vulcan Materials Co.	1,774	484,160

		3,505,216

Containers & Packaging (0.1%)
Amcor plc	19,296	183,505
Avery Dennison Corp.	1,075	239,994
Ball Corp.	4,209	283,518
International Paper Co.	4,620	180,272
Packaging Corp. of America	1,188	225,459
SIG Group AG	5,532	122,681
Smurfit Kappa Group plc	4,710	214,790
Westrock Co.	3,431	169,663

		1,619,882

Metals & Mining (0.7%)
Anglo American plc	22,987	566,277
Antofagasta plc	7,133	183,570
ArcelorMittal SA	9,256	254,189
BHP Group Ltd. (ASE Stock Exchange)	40,531	1,169,260
BHP Group Ltd. (London Stock Exchange)	51,187	1,469,779
BlueScope Steel Ltd.	8,066	125,361
Boliden AB	4,948	137,406
Endeavour Mining plc	3,322	67,463
Fortescue Ltd.	30,635	513,057
Freeport-McMoRan, Inc.	19,144	900,151
Glencore plc	187,621	1,030,816
JFE Holdings, Inc.	10,398	171,617
Mineral Resources Ltd.	3,168	146,306
Newmont Corp.	15,386	551,434
Nippon Steel Corp.	15,488	371,291
Norsk Hydro ASA	24,001	132,405
Northern Star Resources Ltd.	20,789	196,027
Nucor Corp.	3,282	649,508
Pilbara Minerals Ltd.(x)	51,717	129,076
Rio Tinto Ltd.	6,715	532,801
Rio Tinto plc	20,375	1,290,187
South32 Ltd.	81,932	160,173
Steel Dynamics, Inc.	2,031	301,055
Sumitomo Metal Mining Co. Ltd.	4,486	132,849
voestalpine AG	2,099	58,877

		11,240,935

Paper & Forest Products (0.0%)†
Holmen AB, Class B*	1,379	56,093
Mondi plc	7,985	140,642
Stora Enso OYJ, Class R	10,524	146,294
Svenska Cellulosa AB SCA, Class B(x)	10,962	168,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
UPM-Kymmene OYJ	9,655	$321,551

		832,840

Total Materials		36,015,161

Real Estate (1.2%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	914	47,035
GPT Group (The) (REIT)	34,651	103,192
KDX Realty Investment Corp. (REIT)	75	79,717
Land Securities Group plc (REIT)	12,800	106,336
Mirvac Group (REIT)	71,377	109,770
Nomura Real Estate Master Fund, Inc. (REIT)(x)	76	75,106
Stockland (REIT)	43,182	136,477

		657,633

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	9,451	177,206
Ventas, Inc. (REIT)	5,372	233,897
Welltower, Inc. (REIT)	7,389	690,428

		1,101,531

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	9,418	194,764

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	67,134	137,724
GLP J-REIT (REIT)	85	71,198
Goodman Group (REIT)	30,921	681,260
Mapletree Logistics Trust (REIT)	63,354	68,503
Nippon Prologis REIT, Inc. (REIT)	41	73,019
Prologis, Inc. (REIT)	12,336	1,606,394
Segro plc (REIT)	21,096	240,649
Warehouses De Pauw CVA (REIT)	3,176	90,663

		2,969,410

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	2,102	270,969
Boston Properties, Inc. (REIT)	1,928	125,918
Dexus (REIT)	19,456	100,287
Gecina SA (REIT)	832	84,958
Japan Real Estate Investment Corp. (REIT)(x)	23	81,893
Nippon Building Fund, Inc. (REIT)	28	111,904

		775,929

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	768	55,456
CapitaLand Investment Ltd.	47,135	93,554
CBRE Group, Inc., Class A*	3,970	386,043
City Developments Ltd.	8,812	38,178
CK Asset Holdings Ltd.	35,420	145,719
CoStar Group, Inc.*	5,452	526,663
Daito Trust Construction Co. Ltd.	1,046	118,986
Daiwa House Industry Co. Ltd.	10,708	317,392
ESR Group Ltd.(m)	30,858	32,999
Fastighets AB Balder, Class B*	11,794	86,692
Hang Lung Properties Ltd.	32,886	33,697
Henderson Land Development Co. Ltd.	26,705	76,087
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	19,519	57,776
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	394	1,210
Hulic Co. Ltd.	6,913	70,783
LEG Immobilien SE*	1,341	115,131
Mitsubishi Estate Co. Ltd.	20,374	369,445
Mitsui Fudosan Co. Ltd.	48,306	518,066
Nomura Real Estate Holdings, Inc.	1,948	54,858
Sagax AB, Class B	3,690	97,352
Sino Land Co. Ltd.	69,197	71,877
Sumitomo Realty & Development Co. Ltd.	5,168	191,726
Sun Hung Kai Properties Ltd.	26,176	252,332
Swire Pacific Ltd., Class A	7,572	62,303
Swire Properties Ltd.	21,135	44,393
Swiss Prime Site AG (Registered)	1,388	130,897
Vonovia SE	13,262	392,031
Wharf Holdings Ltd. (The)	19,100	62,716
Wharf Real Estate Investment Co. Ltd.	30,536	99,291

		4,503,653

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,894	351,451
Camden Property Trust (REIT)	1,425	140,220
Equity Residential (REIT)	4,608	290,811
Essex Property Trust, Inc. (REIT)	857	209,802
Invitation Homes, Inc. (REIT)	7,680	273,485
Mid-America Apartment Communities, Inc. (REIT)	1,558	205,002
UDR, Inc. (REIT)	4,040	151,136

		1,621,907

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	96,333	141,262
Federal Realty Investment Trust (REIT)	981	100,180
Japan Metropolitan Fund Invest (REIT)	126	78,490
Kimco Realty Corp. (REIT)	8,893	174,392
Klepierre SA (REIT)	3,892	100,773
Link REIT (REIT)	46,592	200,312
Mapletree Pan Asia Commercial Trust (REIT)	42,786	40,560
Realty Income Corp. (REIT)	11,103	600,672
Regency Centers Corp. (REIT)	2,193	132,808
Scentre Group (REIT)	93,890	207,412
Simon Property Group, Inc. (REIT)	4,351	680,888
Unibail-Rodamco-Westfield (REIT)*	2,138	171,840
Vicinity Ltd. (REIT)	69,995	97,154

		2,726,743

Specialized REITs (0.3%)
American Tower Corp. (REIT)	6,224	1,229,800
Crown Castle, Inc. (REIT)	5,790	612,756
Digital Realty Trust, Inc. (REIT)	4,043	582,354
Equinix, Inc. (REIT)	1,253	1,034,138
Extra Space Storage, Inc. (REIT)	2,821	414,687
Iron Mountain, Inc. (REIT)	3,898	312,659
Public Storage (REIT)	2,113	612,897
SBA Communications Corp. (REIT)	1,440	312,048
VICI Properties, Inc. (REIT), Class A	13,812	411,459
Weyerhaeuser Co. (REIT)	9,743	349,871

		5,872,669

Total Real Estate		20,424,239

Utilities (1.3%)
Electric Utilities (0.8%)
Acciona SA	447	54,421
Alliant Energy Corp.	3,407	171,713
American Electric Power Co., Inc.	7,021	604,508
BKW AG	382	58,623
Chubu Electric Power Co., Inc.	11,633	151,733
CK Infrastructure Holdings Ltd.	11,161	65,310
CLP Holdings Ltd.	29,583	235,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Energy Corp.	4,264	$788,200
Duke Energy Corp.	10,293	995,436
Edison International	5,121	362,208
EDP - Energias de Portugal SA	56,764	221,076
Elia Group SA/NV	532	57,395
Endesa SA	5,746	106,407
Enel SpA	147,156	971,448
Entergy Corp.	2,823	298,335
Evergy, Inc.	3,067	163,716
Eversource Energy	4,664	278,767
Exelon Corp.	13,290	499,305
FirstEnergy Corp.	6,895	266,285
Fortum OYJ	8,115	100,200
Iberdrola SA	111,029	1,376,913
Kansai Electric Power Co., Inc. (The)	12,693	180,191
Mercury NZ Ltd.	12,583	52,098
NextEra Energy, Inc.	27,392	1,750,623
NRG Energy, Inc.	3,014	204,018
Origin Energy Ltd.	31,163	186,828
Orsted A/S(m)*	3,422	191,761
PG&E Corp.	28,484	477,392
Pinnacle West Capital Corp.	1,514	113,141
Power Assets Holdings Ltd.	25,060	146,641
PPL Corp.	9,841	270,923
Redeia Corp. SA	7,341	125,173
Southern Co. (The)	14,560	1,044,534
SSE plc	19,769	411,699
Terna - Rete Elettrica Nazionale	25,451	210,327
Tokyo Electric Power Co. Holdings, Inc.*	27,590	167,348
Verbund AG	1,232	90,049
Xcel Energy, Inc.	7,367	395,976

		13,846,383

Gas Utilities (0.1%)
APA Group	23,208	127,189
Atmos Energy Corp.	2,014	239,404
Enagas SA	4,502	66,856
Hong Kong & China Gas Co. Ltd.	202,652	153,538
Osaka Gas Co. Ltd.	6,754	151,606
Snam SpA	36,477	172,210
Tokyo Gas Co. Ltd.	6,715	152,416

		1,063,219

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	8,940	160,294
EDP Renovaveis SA	5,557	75,209
Meridian Energy Ltd.	23,396	82,610
RWE AG	11,437	388,179

		706,292

Multi-Utilities (0.4%)
Ameren Corp.	3,510	259,600
CenterPoint Energy, Inc.	8,427	240,085
Centrica plc	97,641	157,313
CMS Energy Corp.	3,931	237,196
Consolidated Edison, Inc.	4,609	418,543
Dominion Energy, Inc.	11,172	549,551
DTE Energy Co.	2,756	309,058
E.ON SE	40,615	564,588
Engie SA	33,041	552,874
National Grid plc	67,296	905,435
NiSource, Inc.	5,519	152,656
Public Service Enterprise Group, Inc.	6,653	444,287
Sembcorp Industries Ltd.	15,800	63,188
Sempra	8,402	603,516
Veolia Environnement SA	12,466	405,217
WEC Energy Group, Inc.	4,211	345,807

		6,208,914

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,599	317,624
Severn Trent plc	4,869	151,791
United Utilities Group plc	12,335	160,201

		629,616

Total Utilities		22,454,424

Total Common Stocks (52.9%) (Cost $412,918,638)		893,769,841

EXCHANGE TRADED FUND (ETF):
Equity (4.5%)
SPDR S&P MidCap 400 ETF Trust(x)	137,376	76,436,006

Total Exchange Traded Fund (4.5%) (Cost $68,911,632)		76,436,006

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.2%)
FHLB
3.250%, 11/16/28	$5,940,000	5,683,268
4.750%, 12/8/28	3,125,000	3,189,894
FHLMC
6.750%, 3/15/31	2,759,000	3,156,111
6.250%, 7/15/32	5,522,000	6,274,504
FNMA
1.875%, 9/24/26	8,398,000	7,870,132
7.250%, 5/15/30	10,000,000	11,583,689

Total U.S. Government Agency Securities		37,757,598

U.S. Treasury Obligations (34.2%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	8,924,358
6.125%, 11/15/27	18,708,100	19,807,201
5.250%, 11/15/28	23,441,400	24,388,212
U.S. Treasury Notes
2.000%, 8/15/25#	28,925,400	27,841,895
0.250%, 8/31/25	8,355,400	7,835,803
2.250%, 11/15/25	3,495,500	3,358,302
0.375%, 12/31/25	9,925,800	9,207,898
0.375%, 1/31/26	6,886,300	6,367,558
1.625%, 2/15/26	12,939,100	12,236,240
0.500%, 2/28/26	6,797,400	6,283,367
0.750%, 4/30/26	3,326,000	3,073,435
0.750%, 5/31/26	24,585,400	22,655,063
1.500%, 8/15/26	22,287,200	20,775,905
0.750%, 8/31/26	6,812,400	6,229,054
0.875%, 9/30/26	6,837,700	6,258,632
2.000%, 11/15/26	45,228,500	42,467,137
1.250%, 12/31/26	8,201,200	7,530,733
1.500%, 1/31/27	6,580,200	6,069,760
2.250%, 2/15/27	12,890,700	12,139,415
1.875%, 2/28/27	6,847,700	6,373,979
2.375%, 5/15/27	26,341,100	24,793,629
2.250%, 8/15/27	24,314,100	22,705,190
2.250%, 11/15/27	24,429,600	22,729,070
3.875%, 12/31/27	9,807,700	9,652,923
2.750%, 2/15/28	5,963,500	5,631,315
4.000%, 2/29/28	9,855,300	9,744,428
3.500%, 4/30/28	18,603,400	18,054,019
2.875%, 5/15/28	8,942,200	8,465,050
3.625%, 5/31/28	7,186,600	7,006,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 6/30/28	$4,387,500	$4,340,197
2.875%, 8/15/28	1,412,600	1,334,446
4.375%, 8/31/28	7,191,400	7,223,424
4.625%, 9/30/28	6,018,300	6,107,634
4.875%, 10/31/28	1,409,600	1,445,611
3.125%, 11/15/28	3,406,400	3,245,660
4.375%, 11/30/28	6,858,800	6,898,988
3.750%, 12/31/28	9,966,000	9,759,794
4.000%, 1/31/29	1,467,600	1,453,268
2.625%, 2/15/29	7,103,500	6,602,938
4.250%, 2/28/29	9,177,000	9,194,829
2.375%, 5/15/29	7,176,400	6,568,649
1.625%, 8/15/29	5,349,800	4,698,629
1.500%, 2/15/30	4,863,300	4,181,678
0.625%, 5/15/30	21,873,000	17,672,702
0.625%, 8/15/30	15,094,900	12,092,431
1.625%, 5/15/31	13,136,200	11,075,459
1.250%, 8/15/31	3,250,000	2,648,750
1.375%, 11/15/31	9,648,000	7,885,733
1.875%, 2/15/32	11,983,700	10,128,100
2.875%, 5/15/32	11,419,200	10,375,419
2.750%, 8/15/32	8,043,500	7,220,298
4.125%, 11/15/32	6,754,400	6,713,241
3.500%, 2/15/33	5,397,700	5,116,008
3.375%, 5/15/33	7,338,500	6,880,987
3.875%, 8/15/33	7,424,500	7,236,567
4.500%, 11/15/33	9,638,800	9,861,697

Total U.S. Treasury Obligations		576,569,643

Total Long-Term Debt Securities (36.4%) (Cost $653,628,398)		614,327,241

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,511,625	3,511,625

Total Short-Term Investment (0.2%) (Cost $3,511,625)		3,511,625

Total Investments in Securities (94.0%) (Cost $1,138,970,293)		1,588,044,713
Other Assets Less Liabilities (6.0%)		100,509,894

Net Assets (100%)		$1,688,554,607

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $19,207,514.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $4,116,283 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $62,322,012. This was collateralized by $60,220,367 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/2/24 – 2/15/54 and by cash of $3,511,625 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.0	#
Belgium	0.1
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.7
Finland	0.2
France	1.9
Germany	1.6
Hong Kong	0.3
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.3
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.1
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.1
United Arab Emirates	0.0	#
United Kingdom	2.0
United States	77.2
Cash and Other	6.0

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	612	6/2024	EUR	33,309,925	857,037
MSCI EAFE E-Mini Index	8	6/2024	USD	942,840	6,026
Russell 2000 E-Mini Index	709	6/2024	USD	76,072,155	1,226,646
S&P 500 E-Mini Index	239	6/2024	USD	63,436,575	865,294
TOPIX Index	59	6/2024	JPY	10,716,112	260,217

					3,215,220

Short Contracts
FTSE 100 Index	(121)	6/2024	GBP	(12,199,286)	(85,251)
SPI 200 Index	(91)	6/2024	AUD	(11,787,387)	(343,529)
U.S. Treasury 2 Year Note	(173)	6/2024	USD	(35,375,797)	26,699
U.S. Treasury 5 Year Note	(109)	6/2024	USD	(11,664,703)	2,293
U.S. Treasury 10 Year Note	(298)	6/2024	USD	(33,017,469)	(105,025)

					(504,813)

					2,710,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	27,671,179	AUD	42,096,904	Citibank NA	4/18/2024	226,270
USD	16,800,423	AUD	25,355,195	Deutsche Bank AG	4/18/2024	270,205
USD	1,782,581	AUD	2,709,018	HSBC Bank plc	4/18/2024	16,448
USD	334,863	AUD	504,805	JPMorgan Chase Bank	4/18/2024	5,757
GBP	17,772,823	USD	22,421,897	Bank of America	4/19/2024	12,154
GBP	1,286,346	USD	1,620,900	Deutsche Bank AG	4/19/2024	2,813
USD	11,837,413	GBP	9,316,791	BNP Paribas	4/19/2024	77,134
USD	10,739,043	GBP	8,467,000	Citibank NA	4/19/2024	51,427
USD	2,184,544	NOK	22,871,000	Bank of America	4/30/2024	76,370
USD	8,974,648	SEK	93,646,921	Barclays Bank plc	4/30/2024	216,064
USD	403,311	SEK	4,206,817	JPMorgan Chase Bank	4/30/2024	9,857
USD	25,399,106	CHF	22,328,710	UBS AG	5/8/2024	540,776
USD	9,032,572	JPY	1,334,054,051	Morgan Stanley	5/16/2024	158,734
USD	10,861,639	NZD	17,883,813	JPMorgan Chase Bank	5/23/2024	176,287
USD	7,115,539	EUR	6,553,238	Bank of America	6/12/2024	25,092
USD	26,524,802	EUR	24,189,874	Deutsche Bank AG	6/12/2024	351,937
USD	201,287	EUR	185,316	JPMorgan Chase Bank	6/12/2024	780
USD	7,406,053	EUR	6,743,000	Morgan Stanley	6/12/2024	110,289

Total unrealized appreciation						2,328,394

AUD	21,710,340	USD	14,217,060	Deutsche Bank AG	4/18/2024	(63,090)
AUD	23,600,387	USD	15,599,448	JPMorgan Chase Bank	4/18/2024	(213,270)
AUD	6,564,239	USD	4,301,649	Morgan Stanley	4/18/2024	(22,120)
GBP	1,352,343	USD	1,707,784	Citibank NA	4/19/2024	(766)
GBP	28,516,515	USD	36,018,868	HSBC Bank plc	4/19/2024	(23,408)
GBP	5,890,000	USD	7,538,546	Morgan Stanley	4/19/2024	(103,792)
NOK	126,956,705	USD	11,912,829	Bank of America	4/30/2024	(210,375)
SEK	4,206,817	USD	399,615	JPMorgan Chase Bank	4/30/2024	(6,161)
SEK	47,711,017	USD	4,561,488	Morgan Stanley	4/30/2024	(99,185)
JPY	342,416,000	USD	2,341,398	BNP Paribas	5/16/2024	(63,721)
JPY	383,293,151	USD	2,587,925	Citibank NA	5/16/2024	(38,343)
USD	12,761,554	JPY	1,920,897,158	Bank of America	5/16/2024	(15,837)
NZD	7,677,022	USD	4,672,850	Citibank NA	5/23/2024	(85,927)
NZD	24,492,000	USD	15,096,630	Deutsche Bank AG	5/23/2024	(462,971)
EUR	37,486,112	USD	40,894,990	JPMorgan Chase Bank	6/12/2024	(335,914)

Total unrealized depreciation						(1,744,880)

Net unrealized appreciation						583,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$53,038,397	$11,903,815	$—		$64,942,212
Consumer Discretionary	60,935,933	38,107,507	—		99,043,440
Consumer Staples	35,374,365	25,811,249	—		61,185,614
Energy	23,237,239	12,458,390	—		35,695,629
Financials	77,436,943	58,977,116	—		136,414,059
Health Care	73,322,866	38,522,842	—	(a)	111,845,708
Industrials	52,339,595	50,777,588	—		103,117,183
Information Technology	174,686,887	27,945,285	—		202,632,172
Materials	13,948,066	22,067,095	—		36,015,161
Real Estate	13,453,574	6,970,665	—		20,424,239
Utilities	12,962,701	9,491,723	—		22,454,424
Exchange Traded Fund	76,436,006	—	—		76,436,006
Forward Currency Contracts	—	2,328,394	—		2,328,394
Futures	3,244,212	—	—		3,244,212
Short-Term Investment
Investment Company	3,511,625	—	—		3,511,625
U.S. Government Agency Securities	—	37,757,598	—		37,757,598
U.S. Treasury Obligations	—	576,569,643	—		576,569,643

Total Assets	$673,928,409	$919,688,910	$—		$1,593,617,319

Liabilities:
Forward Currency Contracts	$—	$(1,744,880)	$—		$(1,744,880)
Futures	(533,805)	—	—		(533,805)

Total Liabilities	$(533,805)	$(1,744,880)	$—		$(2,278,685)

Total	$673,394,604	$917,944,030	$—		$1,591,338,634

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$532,634,384
Aggregate gross unrealized depreciation	(93,929,788)

Net unrealized appreciation	$438,704,596

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,152,634,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.5%)
ACM Auto Trust,
Series 2024-1A A
7.710%, 1/21/31§	$1,414,617	$1,419,848
Affirm Asset Securitization Trust,
Series 2021-Z1 A
1.070%, 8/15/25§	50,597	50,223
Series 2022-X1 A
1.750%, 2/15/27§	79,388	78,295
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	557,967	556,685
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§	137,161	136,816
BHG Securitization Trust,
Series 2022-A A
1.710%, 2/20/35§	119,066	116,753
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1
6.050%, 7/15/27§	1,478,000	1,477,555
CarMax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,121,508
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	780,666	738,087
Series 2021-N2 B
0.750%, 3/10/28	162,457	152,364
Series 2021-N3 C
1.020%, 6/12/28	291,710	273,509
Chase Auto Credit Linked Notes,
Series 2021-1 B
0.875%, 9/25/28§	289,290	285,872
Series 2021-2 B
0.889%, 12/26/28§	378,362	370,792
CNH Equipment Trust,
Series 2022-C A2
5.420%, 7/15/26	1,039,133	1,038,625
CPS Auto Receivables Trust,
Series 2022-A B
1.700%, 4/16/29§	400,449	399,583
Series 2023-A A
5.540%, 3/16/26§	311,746	311,631
Donlen Fleet Lease Funding LLC,
Series 2021-2 C
1.200%, 12/11/34§	1,678,000	1,655,645
Drive Auto Receivables Trust,
Series 2021-1 C
1.020%, 6/15/27	32,703	32,640
Dryden 78 CLO Ltd.,
Series 2020-78A C
7.528%, 4/17/33(l)§	2,120,000	2,120,002
DT Auto Owner Trust,
Series 2021-2A C
1.100%, 2/16/27§	422,148	418,586
Series 2023-1A A
5.480%, 4/15/27§	803,786	803,453
Enterprise Fleet Financing LLC,
Series 2023-2 A2
5.560%, 4/22/30§	2,403,312	2,405,801
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	315,356	305,969
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,685,727
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	2,048,753	2,017,072
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,064,745
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C
1.020%, 9/15/26§	216,333	215,865
Go Mortgage LLC,
1.433%, 8/15/26(l)	1,006,151	964,199
2.435%, 8/15/26(l)	876,000	838,347
2.638%, 8/15/26(l)	98,000	91,414
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
6.649%, 4/20/34(l)§	2,550,000	2,551,895
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,333,067	1,246,109
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,488,000	2,399,094
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	2,920,000	2,864,186
Kubota Credit Owner Trust,
Series 2023-1A A2
5.400%, 2/17/26§	1,955,290	1,954,607
LAD Auto Receivables Trust,
Series 2022-1A A
5.210%, 6/15/27§	761,033	759,131
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	1,634,786	1,461,854
OCP CLO Ltd.,
Series 2020-18A AR
6.669%, 7/20/32(l)§	3,424,000	3,425,753
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§	1,313,088	1,315,267
Series 2024-3 A
6.258%, 10/15/31§	1,470,266	1,472,093
Prestige Auto Receivables Trust,
Series 2024-1A A1
5.648%, 4/15/25§	1,129,000	1,129,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Prosper Marketplace Issuance Trust,
Series 2024-1A A
6.120%, 8/15/29§	$2,339,000	$2,338,876
Rad CLO 2 Ltd.,
Series 2018-2A AR
6.656%, 10/15/31(l)§	3,246,130	3,247,201
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	984,419	978,722
Research-Driven Pagaya Motor Trust,
Series 2024-1A A
7.090%, 6/25/32§	916,298	918,671
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B
5.721%, 8/16/32§	605,613	602,149
Series 2022-C B
6.451%, 12/15/32§	727,956	728,641
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	3,309	3,304
Santander Drive Auto Receivables Trust,
Series 2024-1 A2
5.710%, 2/16/27	3,000,000	3,001,597
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	759,000	758,963
Westlake Automobile Receivables Trust,
Series 2023-2A A2A
5.870%, 7/15/26§	1,257,379	1,258,766
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	1,886,811	1,889,774

Total Asset- Backed Securities		60,453,416

Collateralized Mortgage Obligations (2.4%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
7.544%, 4/25/47(l)§	274,194	283,991
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
7.220%, 4/25/42(l)§	458,019	460,869
Series 2023-R02 1M1
7.620%, 1/25/43(l)§	991,667	1,015,215
Series 2023-R05 1M1
7.221%, 6/25/43(l)§	1,844,220	1,865,945
Series 2024-R02 1M1
6.420%, 2/25/44(l)§	905,902	906,182
FHLMC,
Series 3305 FT
5.833%, 7/15/34(l)	38,702	38,250
Series 3349 FE
5.923%, 7/15/37(l)	742,299	734,138
Series 3807 FM
5.933%, 2/15/41(l)	25,096	24,816
Series 3927 FH
5.883%, 9/15/41(l)	25,894	25,522
Series 4029 LD
1.750%, 1/15/27	235,004	231,223
Series 4087 FB
5.903%, 7/15/42(l)	714,358	703,810
Series 4286 VF
5.883%, 12/15/43(l)	550,799	541,707
Series 4350 KF
5.798%, 1/15/39(l)	231,790	223,820
Series 4457 BA
3.000%, 7/15/39	2,329,462	2,157,618
Series 4459 CA
5.000%, 12/15/34	258,187	256,842
Series 4483 A
3.000%, 12/15/29	104,518	101,222
Series 4486 JN
2.000%, 11/15/24	117,981	116,872
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A
7.820%, 3/25/52(l)§	2,056,802	2,097,534
Series 2023-DNA1 M1A
7.420%, 3/25/43(l)§	1,210,076	1,234,589
Series 2023-DNA2 M1A
7.420%, 4/25/43(l)§	779,800	794,047
Series 2023-HQA2 M1A
7.320%, 6/25/43(l)§	1,408,593	1,418,801
Series 2024-HQA1 M1
6.569%, 3/25/44(l)§	2,001,384	2,001,982
FNMA,
Series 2006-42 CF
5.885%, 6/25/36(l)	34,754	34,482
Series 2007-109 GF
6.115%, 12/25/37(l)	55,489	55,280
Series 2010-39 FT
6.385%, 10/25/35(l)	1,320,583	1,332,577
Series 2011-53 FT
6.015%, 6/25/41(l)	124,592	123,624
Series 2011-86 KF
5.985%, 9/25/41(l)	127,040	125,797
Series 2011-86 NF
5.985%, 9/25/41(l)	53,168	52,782
Series 2012-65 FA
5.885%, 6/25/42(l)	24,216	23,833
Series 2013-121 FA
5.835%, 12/25/43(l)	397,273	391,931
Series 2014-49 AF
5.740%, 8/25/44(l)	1,271,460	1,233,300
Series 2014-C04 1M2
10.335%, 11/25/24(l)	572,125	582,852
Series 2015-C01 1M2
9.735%, 2/25/25(l)	156,520	160,029
Series 2015-C02 1M2
9.435%, 5/25/25(l)	45,374	46,737
Series 2016-C02 1M2
11.435%, 9/25/28(l)	231,804	241,076
PMT Credit Risk Transfer Trust,
Series 2019-2R A
9.197%, 5/30/25(l)§	456,050	456,274
Series 2019-3R A
9.136%, 11/27/31(l)§	82,523	82,602

Total Collateralized Mortgage Obligations		22,178,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (1.7%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§	$1,250,000	$925,201
BBCMS Mortgage Trust,
Series 2020-BID A
7.580%, 10/15/37(l)§	3,190,000	3,174,052
BFLD Trust,
Series 2021-FPM A
7.040%, 6/15/38(l)§	4,795,000	4,759,041
CLNY Trust,
Series 2019-IKPR D
7.461%, 11/15/38(l)§	1,232,000	1,145,763
GCT Commercial Mortgage Trust,
Series 2021-GCT B
6.690%, 2/15/38(l)§	2,996,618	1,349,803
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.152%, 8/10/44(l)§	2,101,586	1,996,662
Series 2011-GC5 D
5.152%, 8/10/44(l)§	49,051	18,154
Morgan Stanley Capital I Trust,
Series 2019-BPR C
8.968%, 5/15/36(l)§	2,220,000	2,127,627
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	1,033,347	925,150

Total Commercial Mortgage- Backed Securities		16,421,453

Corporate Bonds (6.8%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25(x)	1,728,000	1,697,687

Total Communication Services		1,697,687

Consumer Discretionary (0.4%)
Automobiles (0.1%)
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,436,636

Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,436,784
Starbucks Corp.
4.850%, 2/8/27	1,415,000	1,412,309

		2,849,093

Total Consumer Discretionary		4,285,729

Consumer Staples (0.7%)
Beverages (0.2%)
Keurig Dr Pepper, Inc.
5.050%, 3/15/29	1,409,000	1,411,740

Food Products (0.2%)
Campbell Soup Co.
5.300%, 3/20/26	1,401,000	1,404,185
General Mills, Inc.
4.700%, 1/30/27	382,000	378,888

		1,783,073

Tobacco (0.3%)
Philip Morris International, Inc.
5.000%, 11/17/25	1,509,000	1,505,743
4.875%, 2/13/26	1,517,000	1,511,134

		3,016,877

Total Consumer Staples		6,211,690

Financials (3.3%)
Banks (2.0%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)(x)	1,600,000	1,603,601
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)	400,000	400,079
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	578,524
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	424,000	427,073
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26(k)	986,000	1,009,661
(SOFR + 1.49%), 5.674%, 3/12/28(k)	372,000	372,821
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26(k)§	919,000	922,406
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26(k)	2,908,000	2,832,487
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,051,000	1,030,103
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28(k)	1,396,000	1,390,765
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	810,000	823,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)	$520,000	$534,451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)(x)	691,000	693,918
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)	1,509,000	1,533,221
Skandinaviska Enskilda Banken AB
5.125%, 3/5/27§	305,000	305,275
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§	1,392,000	1,382,583
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)§	271,000	274,035
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§	892,000	876,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27(k)§	502,000	507,256
Wells Fargo Bank NA
4.811%, 1/15/26	1,396,000	1,389,020

		18,886,787

Capital Markets (0.4%)
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	589,000	590,973
(SOFR + 2.52%), 7.146%, 7/13/27(k)	542,000	557,446
Morgan Stanley
(SOFR + 1.61%), 4.210%, 4/20/28(k)	571,000	555,066
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	913,753
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26(k)§	596,000	587,399
(SOFR + 3.34%), 6.373%, 7/15/26(k)§	910,000	915,687

		4,120,324

Consumer Finance (0.7%)
American Express Co.
(SOFR + 0.97%), 5.389%, 7/28/27(k)	749,000	751,987
Caterpillar Financial Services Corp.
5.150%, 8/11/25	1,442,000	1,443,106
General Motors Financial Co., Inc.
5.400%, 5/8/27	497,000	498,243
5.800%, 6/23/28	892,000	907,860
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	588,969
6.500%, 3/10/28§	768,000	786,353
Synchrony Financial
4.875%, 6/13/25	853,000	839,220
3.950%, 12/1/27	895,000	835,628

		6,651,366

Financial Services (0.2%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	1,611,000	1,500,748

Total Financials		31,159,225

Health Care (0.5%)
Health Care Providers & Services (0.1%)
McKesson Corp.
4.900%, 7/15/28	942,000	943,949

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	1,442,000	1,443,405

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
4.950%, 2/20/26	713,000	713,714
Eli Lilly and Co.
4.500%, 2/9/27	1,414,000	1,410,222

		2,123,936

Total Health Care		4,511,290

Industrials (0.8%)
Ground Transportation (0.1%)
Ryder System, Inc.
5.375%, 3/15/29	933,000	940,765

Machinery (0.4%)
CNH Industrial Capital LLC
3.950%, 5/23/25	1,680,000	1,650,260
Parker-Hannifin Corp.
3.650%, 6/15/24	1,641,000	1,633,648

		3,283,908

Trading Companies & Distributors (0.3%)
Aircastle Ltd.
5.950%, 2/15/29§	297,000	295,911
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	386,390
1.950%, 1/30/26§	1,884,000	1,758,248
1.950%, 9/20/26§	623,000	568,729

		3,009,278

Total Industrials		7,233,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.4%)
IT Services (0.4%)
Kyndryl Holdings, Inc.
2.050%, 10/15/26	$4,060,000	$3,717,284

Total Information Technology		3,717,284

Materials (0.1%)
Metals & Mining (0.1%)
Glencore Funding LLC
5.338%, 4/4/27§	1,403,000	1,405,539

Total Materials		1,405,539

Real Estate (0.2%)
Specialized REITs (0.2%)
American Tower Corp. (REIT)
5.250%, 7/15/28	765,000	764,023
5.200%, 2/15/29	296,000	295,822
Crown Castle, Inc. (REIT)
5.600%, 6/1/29	599,000	605,992

Total Real Estate		1,665,837

Utilities (0.2%)
Electric Utilities (0.2%)
Eversource Energy
5.000%, 1/1/27	1,396,000	1,390,721
Pacific Gas and Electric Co.
5.550%, 5/15/29	217,000	218,988

Total Utilities		1,609,709

Total Corporate Bonds		63,497,941

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	684,654	624,087
3.500%, 11/1/49	3,426,811	3,123,796

Total Mortgage-Backed Securities		3,747,883

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A
4.839%, 1/1/41	18,000	17,502
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,900
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,151
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	8,423
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,610
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	6,399
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	7,135
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	6,019
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	8,278
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	7,146
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	7,004
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.755%, 7/1/29	6,000	6,133
5.750%, 7/1/34	7,000	7,261
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,877
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	42,619
Los Angeles Community College District
6.600%, 8/1/42	31,000	35,005
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	35,000	34,975
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	$6,000	$6,338
6.648%, 11/15/39	6,000	6,553
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	11,242
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	33,998
North Texas Tollway Authority
6.718%, 1/1/49	8,000	9,447
Ohio State University (The)
4.910%, 6/1/40	6,000	5,914
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	9,210
5.561%, 12/1/49	7,000	7,189
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,564
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	1,000	1,024
6.918%, 4/1/40	6,000	6,860
7.043%, 4/1/50	6,000	7,292
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	7,090
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	991
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,050
5.600%, 3/15/40	6,000	6,051
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,183
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	6,161
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	6,000
5.140%, 8/1/40	6,000	6,000

Total Municipal Bonds		388,394

U.S. Government Agency Securities (38.7%)
FFCB
1.125%, 1/6/25	7,000,000	6,788,707
4.000%, 1/13/26	50,000,000	49,362,230
4.125%, 1/22/26	20,000,000	19,802,018
4.625%, 3/5/26	39,781,000	39,739,616
4.375%, 6/23/26	30,892,000	30,713,855
4.500%, 8/14/26	10,000,000	9,985,280
FHLB
4.500%, 10/3/24	45,000,000	44,817,795
4.625%, 3/14/25	50,000,000	49,805,245
1.875%, 9/11/26	20,000,000	18,776,950
4.125%, 1/15/27	2,400,000	2,379,458
4.000%, 6/30/28	40,000,000	39,658,484
5.500%, 7/15/36	12,000	13,204
FHLMC
1.500%, 2/12/25	25,500,000	24,722,242
0.375%, 7/21/25	12,900,000	12,180,163
0.375%, 9/23/25	3,000,000	2,809,862
FNMA
0.750%, 10/8/27	5,000,000	4,410,637
6.250%, 5/15/29	5,000,000	5,447,721

Total U.S. Government Agency Securities		361,413,467

U.S. Treasury Obligations (28.0%)
U.S. Treasury Notes
3.000%, 6/30/24	22,240,000	22,107,080
4.375%, 10/31/24	16,335,300	16,251,716
4.250%, 12/31/24	52,140,400	51,775,824
5.000%, 10/31/25	94,497,200	94,784,623
4.875%, 11/30/25	14,762,900	14,788,948
4.250%, 12/31/25	4,974,300	4,934,441
4.250%, 1/31/26	22,480,500	22,308,389
4.625%, 2/28/26	18,816,900	18,805,597
4.000%, 2/29/28	4,727,000	4,673,821
4.625%, 9/30/28	4,286,400	4,350,026
4.875%, 10/31/28	2,083,000	2,136,214
3.750%, 12/31/28	4,114,400	4,029,269

Total U.S. Treasury Obligations		260,945,948

Total Long-Term Debt Securities (84.5%) (Cost $798,519,898)		789,046,673

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	687,523	687,523

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (14.4%)
U.S. Treasury Bills
6.43%, 4/9/24(p)	$14,397,700	14,374,599
5.54%, 5/7/24(p)	9,441,500	9,388,045
5.49%, 5/21/24(p)	16,949,600	16,818,691
5.48%, 5/23/24(p)	4,633,100	4,596,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.41%, 6/27/24(p)	$36,695,700	$36,216,806
5.34%, 7/18/24(p)	23,906,200	23,525,659
5.30%, 8/29/24(p)	13,207,600	12,920,550
5.31%, 9/26/24(p)	17,255,700	16,811,528

Total U.S. Treasury Obligations		134,651,880

Total Short-Term Investments (14.5%) (Cost $135,426,508)		135,339,403

Total Investments in Securities (99.0%) (Cost $933,946,406)		924,386,076
Other Assets Less Liabilities (1.0%)		9,384,322

Net Assets (100%)		$933,770,398

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $91,411,911 or 9.8% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $670,979. This was collateralized by cash of $687,523 which was subsequently invested in investment companies.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(170)	6/2024	USD	(34,762,344)	82,586
U.S. Treasury 5 Year Note	(340)	6/2024	USD	(36,385,312)	(56,203)
U.S. Treasury 10 Year Note	(59)	6/2024	USD	(6,537,016)	(22,207)
U.S. Treasury Ultra Bond	(4)	6/2024	USD	(516,000)	(8,459)

					(4,283)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$60,453,416	$—	$60,453,416
Collateralized Mortgage Obligations	—	22,178,171	—	22,178,171
Commercial Mortgage-Backed Securities	—	16,421,453	—	16,421,453
Corporate Bonds
Communication Services	—	1,697,687	—	1,697,687
Consumer Discretionary	—	4,285,729	—	4,285,729
Consumer Staples	—	6,211,690	—	6,211,690
Financials	—	31,159,225	—	31,159,225
Health Care	—	4,511,290	—	4,511,290
Industrials	—	7,233,951	—	7,233,951
Information Technology	—	3,717,284	—	3,717,284
Materials	—	1,405,539	—	1,405,539
Real Estate	—	1,665,837	—	1,665,837
Utilities	—	1,609,709	—	1,609,709
Futures	82,586	—	—	82,586
Mortgage-Backed Securities	—	3,747,883	—	3,747,883
Municipal Bonds	—	388,394	—	388,394
Short-Term Investments
Investment Company	687,523	—	—	687,523
U.S. Treasury Obligations	—	134,651,880	—	134,651,880
U.S. Government Agency Securities	—	361,413,467	—	361,413,467
U.S. Treasury Obligations	—	260,945,948	—	260,945,948

Total Assets	$770,109	$923,698,553	$—	$924,468,662

Liabilities:
Futures	$(86,869)	$—	$—	$(86,869)

Total Liabilities	$(86,869)	$—	$—	$(86,869)

Total	$683,240	$923,698,553	$—	$924,381,793

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,659,567
Aggregate gross unrealized depreciation	(10,654,347)

Net unrealized depreciation	$(8,994,780)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$933,376,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	3,130	$105,199
ATN International, Inc.	3,820	120,349
Bandwidth, Inc., Class A*	13,260	242,128
Cogent Communications Holdings, Inc.	15,982	1,044,104
Consolidated Communications Holdings, Inc.*	24,252	104,769
Globalstar, Inc.*	243,100	357,357
IDT Corp., Class B	8,000	302,480
Liberty Latin America Ltd., Class A*	11,960	83,361
Liberty Latin America Ltd., Class C*	48,523	339,176
Lumen Technologies, Inc.*	386,530	602,987
Shenandoah Telecommunications Co.	24,728	429,525

		3,731,435

Entertainment (0.2%)
Atlanta Braves Holdings, Inc., Class A*	4,800	201,120
Atlanta Braves Holdings, Inc., Class C*	16,500	644,490
Cinemark Holdings, Inc.*	40,640	730,301
Eventbrite, Inc., Class A*	32,100	175,908
IMAX Corp.*	26,000	420,420
Lions Gate Entertainment Corp., Class A(x)*	23,170	230,542
Lions Gate Entertainment Corp., Class B*	46,100	429,191
Madison Square Garden Entertainment Corp., Class A*	16,581	650,141
Playstudios, Inc.*	2,600	7,228
Reservoir Media, Inc.*	580	4,599
Sphere Entertainment Co.*	10,111	496,248
Vivid Seats, Inc., Class A*	33,450	200,365

		4,190,553

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	356,390
Cargurus, Inc., Class A*	35,774	825,664
Cars.com, Inc.*	24,620	422,971
EverQuote, Inc., Class A*	5,730	106,349
fuboTV, Inc.*	106,670	168,538
Grindr, Inc.*	6,260	63,414
MediaAlpha, Inc., Class A*	6,910	140,757
QuinStreet, Inc.*	14,500	256,070
Shutterstock, Inc.	9,700	444,357
TrueCar, Inc.*	36,210	122,752
Vimeo, Inc.*	52,100	213,089
Yelp, Inc., Class A*	27,700	1,091,380
Ziff Davis, Inc.*	16,800	1,059,072
ZipRecruiter, Inc., Class A*	29,100	334,359

		5,605,162

Media (0.3%)
Advantage Solutions, Inc.*	15,640	67,721
AMC Networks, Inc., Class A*	12,900	156,477
Boston Omaha Corp., Class A*	1,770	27,364
Cardlytics, Inc.*	18,490	267,920
Clear Channel Outdoor Holdings, Inc.*	167,500	276,375
Daily Journal Corp.*	510	184,421
EchoStar Corp., Class A*	45,566	649,316
EW Scripps Co. (The), Class A*	17,225	67,694
Gannett Co., Inc.*	52,960	129,222
Gray Television, Inc.	41,800	264,176
iHeartMedia, Inc., Class A*	37,150	77,644
Integral Ad Science Holding Corp.*	15,200	151,544
John Wiley & Sons, Inc., Class A	17,300	659,649
Magnite, Inc.*	48,238	518,559
PubMatic, Inc., Class A*	15,200	360,544
Scholastic Corp.	13,300	501,543
Sinclair, Inc.(x)	21,380	287,989
Stagwell, Inc., Class A*	41,500	258,130
TechTarget, Inc.*	12,000	396,960
TEGNA, Inc.	71,950	1,074,933
Thryv Holdings, Inc.*	11,880	264,092
WideOpenWest, Inc.*	11,610	42,028

		6,684,301

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	25,100	220,378
Telephone and Data Systems, Inc.	40,500	648,810

		869,188

Total Communication Services		21,080,639

Consumer Discretionary (13.2%)
Automobile Components (0.7%)
Adient plc*	34,950	1,150,554
American Axle & Manufacturing Holdings, Inc.*	47,100	346,656
Atmus Filtration Technologies, Inc.*	30,639	988,108
Dana, Inc.	47,000	596,900
Dorman Products, Inc.*	10,600	1,021,734
Fox Factory Holding Corp.*	16,800	874,776
Gentherm, Inc.*	14,300	823,394
Goodyear Tire & Rubber Co. (The)*	110,686	1,519,719
Holley, Inc.*	5,850	26,091
LCI Industries	9,900	1,218,294
Luminar Technologies, Inc., Class A*	86,900	171,193
Modine Manufacturing Co.*	19,300	1,837,167
Patrick Industries, Inc.	7,950	949,786
Standard Motor Products, Inc.	9,700	325,435
Stoneridge, Inc.*	8,000	147,520
Visteon Corp.*	10,100	1,187,861
XPEL, Inc.(m)*	7,900	426,758

		13,611,946

Automobiles (0.0%)†
Livewire Group, Inc.*	1,850	13,376
Winnebago Industries, Inc.	11,380	842,120

		855,496

Broadline Retail (0.0%)†
Big Lots, Inc.*	17,100	74,043
ContextLogic, Inc., Class A*	2,317	13,184
Dillard’s, Inc., Class A(x)	1,180	556,535
Savers Value Village, Inc.*	8,270	159,446

		803,208

Diversified Consumer Services (1.3%)
2U, Inc.*	28,700	11,184
Adtalem Global Education, Inc.*	14,813	761,388
Carriage Services, Inc., Class A	1,120	30,285
Chegg, Inc.*	45,300	342,921
Coursera, Inc.*	49,050	687,681
Duolingo, Inc., Class A*	80,090	17,666,252
European Wax Center, Inc., Class A*	6,850	88,913
Frontdoor, Inc.*	30,100	980,658
Graham Holdings Co., Class B	1,330	1,021,015
Laureate Education, Inc.	48,800	711,016
OneSpaWorld Holdings Ltd.*	27,980	370,175
Perdoceo Education Corp.	29,300	514,508
Strategic Education, Inc.	8,431	877,836
Stride, Inc.*	17,700	1,115,985
Udemy, Inc.*	26,300	288,774
Universal Technical Institute, Inc.*	14,400	229,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
WW International, Inc.*	26,900	$49,765

		25,747,892

Hotels, Restaurants & Leisure (3.2%)
Accel Entertainment, Inc., Class A*	19,860	234,149
Bally’s Corp.(x)*	10,000	139,400
BJ’s Restaurants, Inc.*	6,700	242,406
Bloomin’ Brands, Inc.	30,970	888,220
Bowlero Corp., Class A(x)	5,670	77,679
Brinker International, Inc.*	16,340	811,771
Carrols Restaurant Group, Inc.	7,560	71,896
Cava Group, Inc.(x)*	200,870	14,070,943
Cheesecake Factory, Inc. (The)	16,830	608,404
Chuy’s Holdings, Inc.*	5,690	191,924
Cracker Barrel Old Country Store, Inc.(x)	8,485	617,114
Dave & Buster’s Entertainment, Inc.*	13,460	842,596
Denny’s Corp.*	17,862	160,044
Dine Brands Global, Inc.	8,000	371,840
Domino’s Pizza, Inc.	27,213	13,521,595
Empire Resorts, Inc.(r)*	400	—
Everi Holdings, Inc.*	26,600	267,330
First Watch Restaurant Group, Inc.*	6,680	164,462
Global Business Travel Group I*	3,560	21,396
Golden Entertainment, Inc.	6,400	235,712
Hilton Grand Vacations, Inc.*	28,740	1,356,815
International Game Technology plc	37,468	846,402
Jack in the Box, Inc.	7,550	517,024
Krispy Kreme, Inc.	32,583	496,402
Kura Sushi USA, Inc., Class A(x)*	2,400	276,384
Life Time Group Holdings, Inc.*	13,300	206,416
Light & Wonder, Inc.*	32,560	3,324,050
Lindblad Expeditions Holdings, Inc.*	13,880	129,500
Monarch Casino & Resort, Inc.	4,900	367,451
Mondee Holdings, Inc., Class A(x)*	1,370	3,165
Noodles & Co., Class A*	800	1,528
Papa John’s International, Inc.	13,066	870,196
Portillo’s, Inc., Class A*	16,290	230,992
RCI Hospitality Holdings, Inc.	2,830	164,140
Red Rock Resorts, Inc., Class A	18,260	1,092,313
Rush Street Interactive, Inc.*	20,800	135,408
Sabre Corp.*	118,700	287,254
Shake Shack, Inc., Class A*	14,070	1,463,702
Six Flags Entertainment Corp.*	27,700	729,064
Super Group SGHC Ltd.*	5,490	18,941
Sweetgreen, Inc., Class A*	32,211	813,650
Target Hospitality Corp.*	13,200	143,484
United Parks & Resorts, Inc.*	13,700	770,077
Wingstop, Inc.	45,382	16,627,965
Xponential Fitness, Inc., Class A*	6,610	109,329

		64,520,533

Household Durables (2.6%)
Beazer Homes USA, Inc.*	11,200	367,360
Cavco Industries, Inc.*	2,990	1,193,189
Century Communities, Inc.	10,350	998,775
Cricut, Inc., Class A(x)	18,330	87,251
Dream Finders Homes, Inc., Class A*	9,020	394,444
Ethan Allen Interiors, Inc.	8,510	294,191
GoPro, Inc., Class A*	51,660	115,202
Green Brick Partners, Inc.*	9,200	554,116
Helen of Troy Ltd.*	9,033	1,040,963
Hovnanian Enterprises, Inc., Class A*	1,820	285,631
Installed Building Products, Inc.	8,830	2,284,586
iRobot Corp.*	14,119	123,682
KB Home	26,549	1,881,793
Landsea Homes Corp.*	2,600	37,778
La-Z-Boy, Inc.	16,360	615,463
Legacy Housing Corp.*	1,500	32,280
LGI Homes, Inc.*	8,900	1,035,693
Lovesac Co. (The)*	4,000	90,400
M.D.C. Holdings, Inc.	22,192	1,396,099
M/I Homes, Inc.*	10,040	1,368,352
Meritage Homes Corp.	13,270	2,328,354
NVR, Inc.*	1,617	13,097,635
Purple Innovation, Inc., Class A	8,060	14,024
SharkNinja, Inc.	250,647	15,612,802
Skyline Champion Corp.*	19,960	1,696,800
Snap One Holdings Corp.*	1,500	12,930
Sonos, Inc.*	52,188	994,703
Taylor Morrison Home Corp., Class A*	40,360	2,509,181
Tri Pointe Homes, Inc.*	35,830	1,385,188
Vizio Holding Corp., Class A*	26,400	288,816
Worthington Enterprises, Inc.	11,699	728,029

		52,865,710

Leisure Products (0.2%)
Acushnet Holdings Corp.	11,490	757,766
Funko, Inc., Class A*	20,580	128,419
JAKKS Pacific, Inc.*	2,000	49,400
Johnson Outdoors, Inc., Class A	1,330	61,326
Latham Group, Inc.*	3,240	12,830
Malibu Boats, Inc., Class A*	9,700	419,816
Marine Products Corp.	1,110	13,043
MasterCraft Boat Holdings, Inc.*	2,830	67,128
Smith & Wesson Brands, Inc.	16,000	277,760
Sturm Ruger & Co., Inc.	8,300	383,045
Topgolf Callaway Brands Corp.*	54,400	879,648
Vista Outdoor, Inc.*	21,126	692,510

		3,742,691

Specialty Retail (3.5%)
1-800-Flowers.com, Inc., Class A*	9,790	106,026
Aaron’s Co., Inc. (The)	10,700	80,250
Abercrombie & Fitch Co., Class A*	18,720	2,346,178
Academy Sports & Outdoors, Inc.	26,940	1,819,528
American Eagle Outfitters, Inc.	69,100	1,782,089
America’s Car-Mart, Inc.*	2,100	134,127
Arko Corp.	40,560	231,192
Asbury Automotive Group, Inc.*	7,710	1,817,864
Beyond, Inc.*	16,500	592,515
Boot Barn Holdings, Inc.*	10,850	1,032,377
Buckle, Inc. (The)	11,600	467,132
Caleres, Inc.	15,400	631,862
Camping World Holdings, Inc., Class A	16,900	470,665
CarParts.com, Inc.*	11,700	18,954
Carvana Co.(x)*	36,800	3,235,088
Cato Corp. (The), Class A	980	5,654
Children’s Place, Inc. (The)*	6,400	73,856
Designer Brands, Inc., Class A	15,700	171,601
EVgo, Inc., Class A(x)*	35,600	89,356
Five Below, Inc.*	85,158	15,445,958
Foot Locker, Inc.	30,200	860,700
Genesco, Inc.*	5,800	163,212
Group 1 Automotive, Inc.	5,247	1,533,331
GrowGeneration Corp.*	21,700	62,062
Guess?, Inc.	10,480	329,805
Haverty Furniture Cos., Inc.	4,050	138,186
Hibbett, Inc.	4,550	349,485
Lands’ End, Inc.*	1,010	10,999
Leslie’s, Inc.*	68,120	442,780
Lithia Motors, Inc., Class A	41,568	12,506,148
MarineMax, Inc.*	6,500	216,190
Monro, Inc.	14,850	468,369
National Vision Holdings, Inc.*	33,461	741,496
ODP Corp. (The)*	13,020	690,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
OneWater Marine, Inc., Class A*	1,040	$29,276
PetMed Express, Inc.(x)	400	1,916
Revolve Group, Inc., Class A*	14,400	304,848
Sally Beauty Holdings, Inc.*	39,980	496,552
Shoe Carnival, Inc.	6,400	234,496
Signet Jewelers Ltd.	17,000	1,701,190
Sleep Number Corp.*	9,200	147,476
Sonic Automotive, Inc., Class A	6,020	342,779
Stitch Fix, Inc., Class A*	28,000	73,920
Torrid Holdings, Inc.*	5,160	25,181
Upbound Group, Inc.	20,530	722,861
Urban Outfitters, Inc.*	24,480	1,062,922
Warby Parker, Inc., Class A*	30,400	413,744
Wayfair, Inc., Class A(x)*	237,171	16,099,167
Winmark Corp.	1,100	397,870
Zumiez, Inc.*	8,920	135,495

		71,255,439

Textiles, Apparel & Luxury Goods (1.7%)
Amer Sports, Inc.*	492,944	8,034,987
Deckers Outdoor Corp.*	21,619	20,349,100
Figs, Inc., Class A*	46,400	231,072
G-III Apparel Group Ltd.*	17,500	507,675
Hanesbrands, Inc.*	134,980	782,884
Kontoor Brands, Inc.	20,940	1,261,635
Movado Group, Inc.	2,110	58,932
Oxford Industries, Inc.	5,580	627,192
Steven Madden Ltd.	28,043	1,185,658
Wolverine World Wide, Inc.	32,200	360,962

		33,400,097

Total Consumer Discretionary		266,803,012

Consumer Staples (4.5%)
Beverages (1.1%)
Celsius Holdings, Inc.*	215,619	17,879,127
Coca-Cola Consolidated, Inc.	1,800	1,523,538
Duckhorn Portfolio, Inc. (The)*	18,150	168,977
MGP Ingredients, Inc.	5,400	465,102
National Beverage Corp.*	10,800	512,568
Primo Water Corp.	58,934	1,073,188
Vita Coco Co., Inc. (The)*	10,650	260,180
Zevia PBC, Class A*	1,230	1,439

		21,884,119

Consumer Staples Distribution & Retail (0.9%)
Andersons, Inc. (The)	13,600	780,232
Chefs’ Warehouse, Inc. (The)*	14,200	534,772
Grocery Outlet Holding Corp.*	437,032	12,577,781
HF Foods Group, Inc.*	5,210	18,235
Ingles Markets, Inc., Class A	6,200	475,416
Natural Grocers by Vitamin Cottage, Inc.	910	16,425
PriceSmart, Inc.	9,000	756,000
SpartanNash Co.	13,800	278,898
Sprouts Farmers Market, Inc.*	39,370	2,538,578
United Natural Foods, Inc.*	24,500	281,505
Village Super Market, Inc., Class A	360	10,300
Weis Markets, Inc.	5,800	373,520

		18,641,662

Food Products (1.1%)
Alico, Inc.	330	9,662
B&G Foods, Inc.	25,300	289,432
Benson Hill, Inc.(x)*	13,830	2,773
Beyond Meat, Inc.*	22,400	185,472
BRC, Inc., Class A(x)*	5,710	24,439
Calavo Growers, Inc.	3,430	95,388
Cal-Maine Foods, Inc.	14,870	875,099
Dole plc	27,430	327,240
Forafric Global plc(x)*	500	5,180
Fresh Del Monte Produce, Inc.	12,400	321,284
Freshpet, Inc.*	125,255	14,512,044
Hain Celestial Group, Inc. (The)*	27,400	215,364
J & J Snack Foods Corp.	5,610	810,982
John B Sanfilippo & Son, Inc.	3,000	317,760
Lancaster Colony Corp.	7,800	1,619,514
Limoneira Co.(x)	780	15,257
Mission Produce, Inc.(x)*	18,050	214,254
Seneca Foods Corp., Class A*	350	19,915
Simply Good Foods Co. (The)*	33,823	1,150,997
SunOpta, Inc.*	35,600	244,572
TreeHouse Foods, Inc.*	20,800	810,160
Utz Brands, Inc.	23,600	435,184
Vital Farms, Inc.*	11,330	263,422
Westrock Coffee Co.*	5,040	52,063

		22,817,457

Household Products (0.1%)
Central Garden & Pet Co., Class A*	18,707	690,662
Energizer Holdings, Inc.	27,300	803,712
Oil-Dri Corp. of America	260	19,386
WD-40 Co.	5,600	1,418,536

		2,932,296

Personal Care Products (1.2%)
Beauty Health Co. (The)*	31,160	138,350
BellRing Brands, Inc.*	283,804	16,752,950
e.l.f. Beauty, Inc.*	20,100	3,940,203
Edgewell Personal Care Co.	18,780	725,659
Herbalife Ltd.*	36,100	362,805
Inter Parfums, Inc.	6,840	961,089
Medifast, Inc.	5,100	195,432
Nature’s Sunshine Products, Inc.*	3,340	69,372
Nu Skin Enterprises, Inc., Class A	19,900	275,217
USANA Health Sciences, Inc.*	7,400	358,900
Waldencast plc, Class A*	1,530	9,945

		23,789,922

Tobacco (0.1%)
Ispire Technology, Inc.*	3,280	20,106
Turning Point Brands, Inc.	1,650	48,345
Universal Corp.	8,980	464,446
Vector Group Ltd.	60,794	666,302

		1,199,199

Total Consumer Staples		91,264,655

Energy (6.0%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	50,380	990,975
Borr Drilling Ltd.	80,000	548,000
Bristow Group, Inc., Class A*	7,973	216,866
Cactus, Inc., Class A	24,400	1,222,196
ChampionX Corp.	71,350	2,560,751
Core Laboratories, Inc.	17,980	307,098
Diamond Offshore Drilling, Inc.*	36,400	496,496
DMC Global, Inc.*	3,110	60,614
Dril-Quip, Inc.*	15,700	353,721
Expro Group Holdings NV*	30,183	602,755
Helix Energy Solutions Group, Inc.*	55,600	602,704
Helmerich & Payne, Inc.	36,280	1,525,937
Liberty Energy, Inc., Class A	65,570	1,358,610
Nabors Industries Ltd.*	3,300	284,229
Newpark Resources, Inc.*	27,260	196,817
Noble Corp. plc	41,291	2,002,201
Oceaneering International, Inc.*	37,440	876,096
Oil States International, Inc.*	7,350	45,276
Patterson-UTI Energy, Inc.	128,177	1,530,433
ProFrac Holding Corp., Class A*	7,240	60,526
ProPetro Holding Corp.*	33,200	268,256
RPC, Inc.	22,315	172,718
Seadrill Ltd.*	19,380	974,814
Select Water Solutions, Inc., Class A	20,200	186,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Solaris Oilfield Infrastructure, Inc., Class A	19,800	$171,666
TechnipFMC plc	617,817	15,513,385
TETRA Technologies, Inc.*	47,190	209,052
Tidewater, Inc.*	17,900	1,646,800
US Silica Holdings, Inc.*	23,500	291,635
Valaris Ltd.*	22,200	1,670,772
Weatherford International plc*	25,700	2,966,294

		39,914,139

Oil, Gas & Consumable Fuels (4.0%)
Amplify Energy Corp.*	5,700	37,677
Ardmore Shipping Corp.	10,090	165,678
Berry Corp.	18,660	150,213
California Resources Corp.	27,300	1,504,230
Callon Petroleum Co.*	22,400	801,024
Centrus Energy Corp., Class A*	2,610	108,393
Chord Energy Corp.	15,772	2,811,201
Civitas Resources, Inc.	30,331	2,302,426
Clean Energy Fuels Corp.*	59,000	158,120
CNX Resources Corp.*	62,630	1,485,584
Comstock Resources, Inc.	35,700	331,296
CONSOL Energy, Inc.	12,800	1,072,128
Crescent Energy Co., Class A	28,710	341,649
CVR Energy, Inc.	10,800	385,128
Delek US Holdings, Inc.	25,680	789,403
DHT Holdings, Inc.	51,900	596,850
Dorian LPG Ltd.(x)	14,715	565,939
Empire Petroleum Corp.*	400	2,044
Encore Energy Corp.(x)*	54,640	239,323
Energy Fuels, Inc.*	57,100	359,159
Equitrans Midstream Corp.	163,800	2,045,862
Excelerate Energy, Inc., Class A	9,300	148,986
FLEX LNG Ltd.	10,400	264,472
FutureFuel Corp.	2,600	20,930
Gevo, Inc.*	54,610	41,979
Golar LNG Ltd.	37,320	897,919
Granite Ridge Resources, Inc.	2,110	13,715
Green Plains, Inc.*	22,100	510,952
Gulfport Energy Corp.*	4,300	688,516
HighPeak Energy, Inc.	12,250	193,182
International Seaways, Inc.	14,415	766,878
Kinetik Holdings, Inc., Class A	9,080	362,020
Kosmos Energy Ltd.*	170,060	1,013,558
Magnolia Oil & Gas Corp., Class A(x)	62,590	1,624,210
Matador Resources Co.	42,700	2,851,079
Murphy Oil Corp.	52,980	2,421,186
NACCO Industries, Inc., Class A	200	6,040
NextDecade Corp.*	26,160	148,589
Nordic American Tankers Ltd.	78,710	308,543
Northern Oil & Gas, Inc.	32,790	1,301,107
Par Pacific Holdings, Inc.*	21,190	785,301
PBF Energy, Inc., Class A	41,294	2,377,296
Peabody Energy Corp.	42,900	1,040,754
Permian Resources Corp.	1,266,138	22,359,997
REX American Resources Corp.*	6,800	399,228
Riley Exploration Permian, Inc.	530	17,490
SandRidge Energy, Inc.	13,000	189,410
Scorpio Tankers, Inc.	17,790	1,272,874
SFL Corp. Ltd.	47,800	630,004
SilverBow Resources, Inc.*	6,360	217,130
Sitio Royalties Corp., Class A	30,957	765,257
SM Energy Co.	44,040	2,195,394
Southwestern Energy Co.*	2,013,863	15,265,082
Talos Energy, Inc.*	50,690	706,112
Teekay Corp.*	15,670	114,078
Teekay Tankers Ltd., Class A	9,170	535,620
Tellurian, Inc.(x)*	185,800	122,888
Uranium Energy Corp.*	140,840	950,670
VAALCO Energy, Inc.	30,910	215,443
Vertex Energy, Inc.*	51,280	71,792
Vital Energy, Inc.*	8,700	457,098
Vitesse Energy, Inc.	6,470	153,533
W&T Offshore, Inc.	45,490	120,549
World Kinect Corp.	22,260	588,777

		81,388,965

Total Energy		121,303,104

Financials (11.7%)
Banks (4.0%)
1st Source Corp.	6,535	342,565
ACNB Corp.	510	19,176
Amalgamated Financial Corp.	8,390	201,360
Amerant Bancorp, Inc., Class A	10,400	242,216
American National Bankshares, Inc.	2,320	110,803
Ameris Bancorp	24,920	1,205,630
Ames National Corp.	570	11,503
Arrow Financial Corp.	3,545	88,696
Associated Banc-Corp.	60,600	1,303,506
Atlantic Union Bankshares Corp.	31,544	1,113,819
Axos Financial, Inc.*	21,380	1,155,375
Banc of California, Inc.	51,210	778,904
BancFirst Corp.	8,200	721,846
Bancorp, Inc. (The)*	18,080	604,957
Bank First Corp.	3,580	310,279
Bank of Hawaii Corp.	15,040	938,346
Bank of Marin Bancorp	1,310	21,969
Bank of NT Butterfield & Son Ltd. (The)	18,080	578,379
Bank7 Corp.	320	9,024
BankUnited, Inc.	29,700	831,600
Bankwell Financial Group, Inc.	580	15,045
Banner Corp.	13,700	657,600
Bar Harbor Bankshares	1,150	30,452
BayCom Corp.	1,200	24,732
BCB Bancorp, Inc.	1,290	13,480
Berkshire Hills Bancorp, Inc.	20,400	467,568
Blue Foundry Bancorp*	1,330	12,449
Blue Ridge Bankshares, Inc.	2,060	5,541
Bridgewater Bancshares, Inc.*	3,830	44,581
Brookline Bancorp, Inc.	35,832	356,887
Burke & Herbert Financial Services Corp.(x)	540	30,256
Business First Bancshares, Inc.	8,940	199,183
Byline Bancorp, Inc.	8,310	180,493
C&F Financial Corp.	210	10,290
Cadence Bank	67,753	1,964,837
Cambridge Bancorp	2,830	192,893
Camden National Corp.	4,935	165,421
Capital Bancorp, Inc.	580	12,081
Capital City Bank Group, Inc.	5,360	148,472
Capitol Federal Financial, Inc.	60,600	361,176
Capstar Financial Holdings, Inc.	2,650	53,265
Carter Bankshares, Inc.*	2,840	35,898
Cathay General Bancorp	29,001	1,097,108
Central Pacific Financial Corp.	8,730	172,417
Central Valley Community Bancorp	700	13,923
Chemung Financial Corp.	290	12,319
ChoiceOne Financial Services, Inc.	440	12,034
Citizens & Northern Corp.	4,550	85,449
Citizens Financial Services, Inc.	330	16,236
City Holding Co.	5,540	577,379
Civista Bancshares, Inc.	3,340	51,369
CNB Financial Corp.	3,910	79,725
Coastal Financial Corp.*	1,090	42,368
Codorus Valley Bancorp, Inc.	720	16,387
Colony Bankcorp, Inc.	1,630	18,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Columbia Financial, Inc.*	14,480	$249,201
Community Bank System, Inc.	22,596	1,085,286
Community Trust Bancorp, Inc.	6,100	260,165
ConnectOne Bancorp, Inc.	13,940	271,830
CrossFirst Bankshares, Inc.*	16,830	232,927
Customers Bancorp, Inc.*	10,800	573,048
CVB Financial Corp.	51,335	915,816
Dime Community Bancshares, Inc.	15,719	302,748
Eagle Bancorp, Inc.	12,230	287,283
Eastern Bankshares, Inc.	64,370	887,019
Enterprise Bancorp, Inc.	1,140	29,606
Enterprise Financial Services Corp.	16,084	652,367
Equity Bancshares, Inc., Class A	4,850	166,694
Esquire Financial Holdings, Inc.	720	34,178
ESSA Bancorp, Inc.	540	9,844
Evans Bancorp, Inc.	370	11,048
Farmers & Merchants Bancorp, Inc.	1,200	26,748
Farmers National Banc Corp.	13,570	181,295
FB Financial Corp.	16,444	619,281
Fidelity D&D Bancorp, Inc.(x)	290	14,045
Financial Institutions, Inc.	2,280	42,910
First Bancorp (Nasdaq Stock Exchange)	17,188	620,831
First Bancorp (New York Stock Exchange)	64,080	1,123,963
First Bancorp, Inc. (The)	3,380	83,283
First Bancshares, Inc. (The)	11,630	301,798
First Bank	1,550	21,297
First Busey Corp.	18,701	449,759
First Business Financial Services, Inc.	410	15,375
First Commonwealth Financial Corp.	36,600	509,472
First Community Bankshares, Inc.	4,150	143,714
First Community Corp.(x)	480	8,366
First Financial Bancorp	35,765	801,851
First Financial Bankshares, Inc.	48,240	1,582,754
First Financial Corp.	1,040	39,863
First Foundation, Inc.	24,570	185,503
First Interstate BancSystem, Inc., Class A	30,784	837,633
First Merchants Corp.	20,730	723,477
First Mid Bancshares, Inc.	6,800	222,224
First of Long Island Corp. (The)	4,250	47,132
First Western Financial, Inc.*	410	5,978
Five Star Bancorp	1,000	22,500
Flushing Financial Corp.	3,800	47,918
FS Bancorp, Inc.	410	14,231
Fulton Financial Corp.	61,300	974,057
FVCBankcorp, Inc.*	585	7,125
German American Bancorp, Inc.	15,650	542,116
Glacier Bancorp, Inc.	41,560	1,674,037
Great Southern Bancorp, Inc.	2,240	122,797
Greene County Bancorp, Inc.(x)	940	27,063
Guaranty Bancshares, Inc.	1,550	47,058
Hancock Whitney Corp.	31,972	1,471,991
Hanmi Financial Corp.	11,800	187,856
HarborOne Bancorp, Inc.	7,940	84,640
HBT Financial, Inc.	2,280	43,411
Heartland Financial USA, Inc.	17,055	599,483
Heritage Commerce Corp.	19,390	166,366
Heritage Financial Corp.	15,266	296,008
Hilltop Holdings, Inc.	17,399	544,937
Hingham Institution For Savings (The)(x)	290	50,593
Home Bancorp, Inc.	1,110	42,524
Home BancShares, Inc.	71,075	1,746,313
HomeStreet, Inc.	11,190	168,409
HomeTrust Bancshares, Inc.	3,550	97,057
Hope Bancorp, Inc.	44,585	513,173
Horizon Bancorp, Inc.	17,900	229,657
Independent Bank Corp.	7,420	188,097
Independent Bank Corp./MA	19,045	990,721
Independent Bank Group, Inc.	13,962	637,365
International Bancshares Corp.	20,600	1,156,484
John Marshall Bancorp, Inc.	640	11,469
Kearny Financial Corp.	25,265	162,707
Lakeland Bancorp, Inc.	32,010	387,321
Lakeland Financial Corp.	10,455	693,376
LCNB Corp.(x)	650	10,361
Live Oak Bancshares, Inc.	12,400	514,724
Macatawa Bank Corp.	5,120	50,125
MainStreet Bancshares, Inc.	550	9,988
Mercantile Bank Corp.	5,840	224,782
Metrocity Bankshares, Inc.	2,650	66,144
Metropolitan Bank Holding Corp.*	4,530	174,405
Mid Penn Bancorp, Inc.	1,230	24,612
Middlefield Banc Corp.	500	11,940
Midland States Bancorp, Inc.	7,740	194,506
MidWestOne Financial Group, Inc.	1,310	30,706
MVB Financial Corp.	980	21,864
National Bank Holdings Corp., Class A	11,300	407,591
National Bankshares, Inc.(x)	410	13,698
NBT Bancorp, Inc.	16,295	597,701
Nicolet Bankshares, Inc.	4,800	412,752
Northeast Bank	650	35,971
Northeast Community Bancorp, Inc.	1,650	25,954
Northfield Bancorp, Inc.	14,930	145,120
Northrim Bancorp, Inc.	500	25,255
Northwest Bancshares, Inc.	55,870	650,886
Norwood Financial Corp.(x)	520	14,149
Oak Valley Bancorp	540	13,381
OceanFirst Financial Corp.	24,343	399,469
OFG Bancorp	17,560	646,384
Old National Bancorp	108,436	1,887,871
Old Second Bancorp, Inc.	12,500	173,000
Orange County Bancorp, Inc.	400	18,400
Origin Bancorp, Inc.	10,870	339,579
Orrstown Financial Services, Inc.	1,640	43,903
Pacific Premier Bancorp, Inc.	38,550	925,200
Park National Corp.	5,000	679,250
Parke Bancorp, Inc.	470	8,096
Pathward Financial, Inc.	11,000	555,280
PCB Bancorp	770	12,574
Peapack-Gladstone Financial Corp.	3,360	81,749
Penns Woods Bancorp, Inc.	520	10,093
Peoples Bancorp, Inc.	13,004	385,048
Peoples Financial Services Corp.	750	32,333
Pioneer Bancorp, Inc.*	420	4,120
Plumas Bancorp	330	12,141
Ponce Financial Group, Inc.*	1,960	17,444
Preferred Bank	4,900	376,173
Premier Financial Corp.	13,654	277,176
Primis Financial Corp.	3,640	44,299
Princeton Bancorp, Inc.	390	12,004
Provident Financial Services, Inc.	36,756	535,535
QCR Holdings, Inc.	5,800	352,292
RBB Bancorp	2,430	43,764
Red River Bancshares, Inc.	700	34,853
Renasant Corp.	20,560	643,939
Republic Bancorp, Inc., Class A	2,850	145,350
S&T Bancorp, Inc.	14,209	455,825
Sandy Spring Bancorp, Inc.	16,589	384,533
Seacoast Banking Corp. of Florida	31,385	796,865
ServisFirst Bancshares, Inc.	19,300	1,280,748
Shore Bancshares, Inc.	2,395	27,542
Sierra Bancorp	3,030	61,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Simmons First National Corp., Class A	49,819	$969,478
SmartFinancial, Inc.	1,560	32,869
South Plains Financial, Inc.	1,620	43,351
Southern First Bancshares, Inc.*	810	25,726
Southern Missouri Bancorp, Inc.	1,340	58,571
Southern States Bancshares, Inc.	440	11,405
Southside Bancshares, Inc.	14,736	430,733
SouthState Corp.	29,150	2,478,625
Stellar Bancorp, Inc.	15,654	381,331
Sterling Bancorp, Inc.*	780	4,025
Stock Yards Bancorp, Inc.	12,150	594,256
Summit Financial Group, Inc.	1,930	52,419
Texas Capital Bancshares, Inc.*	19,400	1,194,070
Third Coast Bancshares, Inc.*	1,060	21,221
Timberland Bancorp, Inc.	660	17,767
Tompkins Financial Corp.	7,351	369,682
Towne Bank	29,009	813,993
TriCo Bancshares	10,782	396,562
Triumph Financial, Inc.*	9,000	713,880
TrustCo Bank Corp.	6,930	195,149
Trustmark Corp.	23,320	655,525
UMB Financial Corp.	16,500	1,435,335
United Bankshares, Inc.	51,502	1,843,257
United Community Banks, Inc.	41,300	1,087,016
Unity Bancorp, Inc.	500	13,800
Univest Financial Corp.	11,100	231,102
USCB Financial Holdings, Inc.	1,270	14,478
Valley National Bancorp	167,509	1,333,372
Veritex Holdings, Inc.	17,824	365,214
Virginia National Bankshares Corp.	570	17,157
WaFd, Inc.	28,748	834,554
Washington Trust Bancorp, Inc.	7,420	199,450
WesBanco, Inc.	22,675	675,942
West Bancorp, Inc.	4,630	82,553
Westamerica Bancorp	9,650	471,692
WSFS Financial Corp.	22,811	1,029,689

		80,770,386

Capital Markets (1.9%)
AlTi Global, Inc.*	1,200	6,792
Artisan Partners Asset Management, Inc., Class A	22,740	1,040,810
AssetMark Financial Holdings, Inc.*	6,790	240,434
B Riley Financial, Inc.	8,600	182,062
Bakkt Holdings, Inc.*	61,010	28,053
BGC Group, Inc., Class A	129,780	1,008,391
Brightsphere Investment Group, Inc.	12,108	276,547
Cohen & Steers, Inc.	11,366	873,932
Diamond Hill Investment Group, Inc.	240	37,001
Donnelley Financial Solutions, Inc.*	9,220	571,732
Forge Global Holdings, Inc.*	7,630	14,726
GCM Grosvenor, Inc., Class A	3,950	38,157
Hamilton Lane, Inc., Class A	13,050	1,471,518
MarketWise, Inc.	8,340	14,428
Moelis & Co., Class A	25,500	1,447,635
Open Lending Corp.*	41,800	261,668
P10, Inc., Class A	7,900	66,518
Patria Investments Ltd., Class A	20,850	309,414
Perella Weinberg Partners, Class A	14,130	199,657
Piper Sandler Cos.	6,460	1,282,245
PJT Partners, Inc., Class A	122,963	11,590,492
Silvercrest Asset Management Group, Inc., Class A	640	10,118
StepStone Group, Inc., Class A	20,700	739,818
StoneX Group, Inc.*	9,669	679,344
TPG, Inc., Class A	311,650	13,930,755
Value Line, Inc.	160	6,480
Victory Capital Holdings, Inc., Class A	9,980	423,451
Virtus Investment Partners, Inc.	2,585	641,028
WisdomTree, Inc.	53,000	487,070

		37,880,276

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,350	39,946
Bread Financial Holdings, Inc.	18,200	677,768
Consumer Portfolio Services, Inc.(x)*	1,650	12,474
Encore Capital Group, Inc.*	11,250	513,113
Enova International, Inc.*	10,840	681,077
FirstCash Holdings, Inc.	14,034	1,789,896
Green Dot Corp., Class A*	19,930	185,947
LendingClub Corp.*	38,200	335,778
LendingTree, Inc.*	3,150	133,371
Navient Corp.	35,497	617,648
Nelnet, Inc., Class A	4,430	419,300
NerdWallet, Inc., Class A*	8,950	131,565
OppFi, Inc.*	5,900	14,750
PRA Group, Inc.*	17,960	468,397
PROG Holdings, Inc.	17,760	611,654
Regional Management Corp.	730	17,673
Upstart Holdings, Inc.*	27,640	743,240
World Acceptance Corp.*	2,300	333,454

		7,727,051

Financial Services (2.2%)
Acacia Research Corp.*	3,900	20,787
Alerus Financial Corp.	1,470	32,090
A-Mark Precious Metals, Inc.	6,400	196,416
AvidXchange Holdings, Inc.*	53,400	702,210
Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	303,309
Cannae Holdings, Inc.*	27,500	611,600
Cantaloupe, Inc.*	9,850	63,336
Cass Information Systems, Inc.	5,093	245,330
Compass Diversified Holdings	22,100	531,947
Enact Holdings, Inc.	8,500	265,030
Essent Group Ltd.	39,040	2,323,270
Evertec, Inc.	22,696	905,570
Federal Agricultural Mortgage Corp., Class C	4,000	787,520
Finance of America Cos., Inc., Class A*	2,860	2,102
Flywire Corp.*	418,105	10,373,185
International Money Express, Inc.*	11,900	271,677
Jackson Financial, Inc., Class A	30,860	2,041,080
Marqeta, Inc., Class A*	187,960	1,120,242
Merchants Bancorp	5,910	255,194
Mr Cooper Group, Inc.*	23,871	1,860,745
NewtekOne, Inc.	5,020	55,220
NMI Holdings, Inc., Class A*	30,920	999,953
Ocwen Financial Corp.*	560	15,126
Pagseguro Digital Ltd., Class A*	76,150	1,087,422
Payoneer Global, Inc.*	98,700	479,682
Paysafe Ltd.*	13,804	217,965
Paysign, Inc.(x)*	2,270	8,308
PennyMac Financial Services, Inc.	9,500	865,355
Priority Technology Holdings, Inc.*	790	2,583
Radian Group, Inc.	58,626	1,962,212
Remitly Global, Inc.*	49,496	1,026,547
Repay Holdings Corp., Class A*	29,100	320,100
Security National Financial Corp., Class A*	1,059	8,377
Shift4 Payments, Inc., Class A*	181,044	11,961,577
StoneCo Ltd., Class A*	111,640	1,854,340
SWK Holdings Corp.*	230	4,007
Velocity Financial, Inc.(x)*	610	10,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Walker & Dunlop, Inc.	11,300	$1,141,978
Waterstone Financial, Inc.	3,100	37,727

		44,972,099

Insurance (2.7%)
Ambac Financial Group, Inc.*	14,370	224,603
American Coastal Insurance Corp.*	5,060	54,091
American Equity Investment Life Holding Co.*	29,290	1,646,684
AMERISAFE, Inc.	8,790	440,994
BRP Group, Inc., Class A*	23,200	671,408
CNO Financial Group, Inc.	41,720	1,146,466
Crawford & Co., Class A	5,090	47,999
Donegal Group, Inc., Class A(x)	6,170	87,244
eHealth, Inc.*	18,690	112,701
Employers Holdings, Inc.	10,481	475,733
Enstar Group Ltd.*	4,750	1,476,110
F&G Annuities & Life, Inc.	6,980	283,039
Fidelis Insurance Holdings Ltd.	22,060	429,729
Genworth Financial, Inc., Class A*	160,038	1,029,044
GoHealth, Inc., Class A*	800	8,408
Goosehead Insurance, Inc., Class A*	8,260	550,281
Greenlight Capital Re Ltd., Class A*	4,416	55,067
HCI Group, Inc.	4,100	475,928
Hippo Holdings, Inc.*	2,775	50,699
Horace Mann Educators Corp.	18,310	677,287
Investors Title Co.	80	13,055
James River Group Holdings Ltd.	14,500	134,850
Kingsway Financial Services, Inc.*	1,630	13,594
Kinsale Capital Group, Inc.	37,285	19,564,931
Lemonade, Inc.*	14,700	241,227
Maiden Holdings Ltd.(x)*	2,970	6,682
MBIA, Inc.(x)	22,020	148,855
Mercury General Corp.	9,700	500,520
National Western Life Group, Inc., Class A	860	423,086
NI Holdings, Inc.*	3,940	59,691
Oscar Health, Inc., Class A*	67,900	1,009,673
Palomar Holdings, Inc.*	8,880	744,410
ProAssurance Corp.*	25,000	321,500
Ryan Specialty Holdings, Inc., Class A	292,700	16,244,850
Safety Insurance Group, Inc.	5,424	445,799
Selective Insurance Group, Inc.	21,940	2,395,190
Selectquote, Inc.*	67,809	135,618
SiriusPoint Ltd.*	36,000	457,560
Skyward Specialty Insurance Group, Inc.*	8,990	336,316
Stewart Information Services Corp.	9,490	617,419
Tiptree, Inc., Class A	1,720	29,722
Trupanion, Inc.(x)*	15,000	414,150
United Fire Group, Inc.	7,800	169,806
Universal Insurance Holdings, Inc.	4,530	92,050

		54,464,069

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)	2,110	26,122
Angel Oak Mortgage REIT, Inc. (REIT)	1,820	19,547
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,888	589,172
Arbor Realty Trust, Inc. (REIT)	64,200	850,650
Ares Commercial Real Estate Corp. (REIT)	19,900	148,255
ARMOUR Residential REIT, Inc. (REIT)(x)	15,047	297,479
Blackstone Mortgage Trust, Inc. (REIT), Class A	66,200	1,318,042
BrightSpire Capital, Inc. (REIT), Class A	47,630	328,171
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,590	25,074
Chimera Investment Corp. (REIT)	95,600	440,716
Claros Mortgage Trust, Inc. (REIT)	33,500	326,960
Dynex Capital, Inc. (REIT)	20,920	260,454
Ellington Financial, Inc. (REIT)(x)	27,810	328,436
Franklin BSP Realty Trust, Inc. (REIT)	30,600	408,816
Granite Point Mortgage Trust, Inc. (REIT)	15,610	74,460
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	39,680	1,126,912
Invesco Mortgage Capital, Inc. (REIT)	16,209	156,903
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	189,128
Ladder Capital Corp. (REIT)	54,887	610,892
MFA Financial, Inc. (REIT)	38,105	434,778
New York Mortgage Trust, Inc. (REIT)	42,650	307,080
Nexpoint Real Estate Finance, Inc. (REIT)	870	12,493
Orchid Island Capital, Inc. (REIT)	19,670	175,653
PennyMac Mortgage Investment Trust (REIT)	40,863	599,869
Ready Capital Corp. (REIT)	66,972	611,454
Redwood Trust, Inc. (REIT)	57,300	365,001
TPG RE Finance Trust, Inc. (REIT)	22,770	175,785
Two Harbors Investment Corp. (REIT)	34,125	451,815

		10,660,117

Total Financials		236,473,998

Health Care (17.2%)
Biotechnology (9.2%)
2seventy bio, Inc.*	21,630	115,720
4D Molecular Therapeutics, Inc.*	14,880	474,077
89bio, Inc.*	23,690	275,752
Aadi Bioscience, Inc.*	1,880	4,399
ACADIA Pharmaceuticals, Inc.*	47,900	885,671
ACELYRIN, Inc.*	26,440	178,470
Acrivon Therapeutics, Inc.*	330	2,359
Actinium Pharmaceuticals, Inc.*	1,910	14,955
Adicet Bio, Inc.*	14,520	34,122
ADMA Biologics, Inc.*	80,740	532,884
Aerovate Therapeutics, Inc.*	1,750	51,747
Agenus, Inc.*	84,950	49,271
Agios Pharmaceuticals, Inc.*	24,700	722,228
Akero Therapeutics, Inc.*	131,538	3,322,650
Aldeyra Therapeutics, Inc.*	17,590	57,519
Alector, Inc.*	22,900	137,858
Alkermes plc*	64,200	1,737,894
Allakos, Inc.*	9,440	11,894
Allogene Therapeutics, Inc.*	46,917	209,719
Allovir, Inc.*	15,340	11,580
Alpine Immune Sciences, Inc.*	12,120	480,437
Altimmune, Inc.*	23,570	239,943
ALX Oncology Holdings, Inc.*	9,140	101,911
Amicus Therapeutics, Inc.*	105,789	1,246,194
AnaptysBio, Inc.*	7,730	174,080
Anavex Life Sciences Corp.*	24,300	123,687
Anika Therapeutics, Inc.*	6,200	157,480
Annexon, Inc.*	20,310	145,623
Apogee Therapeutics, Inc.(x)*	66,007	4,386,165
Arbutus Biopharma Corp.*	16,140	41,641
Arcellx, Inc.*	14,280	993,174
Arcturus Therapeutics Holdings, Inc.*	10,200	344,454
Arcus Biosciences, Inc.*	220,578	4,164,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Arcutis Biotherapeutics, Inc.*	29,430	$291,651
Ardelyx, Inc.*	81,640	595,972
Arrowhead Pharmaceuticals, Inc.*	40,600	1,161,160
ARS Pharmaceuticals, Inc.*	8,260	84,417
Ascendis Pharma A/S (ADR)*	37,979	5,741,285
Astria Therapeutics, Inc.*	18,150	255,461
Atara Biotherapeutics, Inc.*	71,700	49,760
Aura Biosciences, Inc.*	1,620	12,717
Aurinia Pharmaceuticals, Inc.*	48,800	244,488
Avid Bioservices, Inc.*	24,500	164,150
Avidity Biosciences, Inc.*	27,100	691,592
Avita Medical, Inc.*	2,630	42,159
Beam Therapeutics, Inc.*	26,980	891,419
BioAtla, Inc.*	4,180	14,379
BioCryst Pharmaceuticals, Inc.*	77,400	393,192
Biohaven Ltd.*	24,350	1,331,702
Biomea Fusion, Inc.*	7,750	115,862
BioVie, Inc., Class A(x)*	2,170	1,147
Bioxcel Therapeutics, Inc.*	13,690	38,606
Bluebird Bio, Inc.*	47,600	60,928
Blueprint Medicines Corp.*	96,469	9,151,049
Bridgebio Pharma, Inc.*	247,285	7,646,052
Cabaletta Bio, Inc.*	12,820	218,709
CareDx, Inc.*	23,500	248,865
Cargo Therapeutics, Inc.(x)*	7,830	174,766
Caribou Biosciences, Inc.*	16,860	86,660
Carisma Therapeutics, Inc.*	3,390	7,695
Cartesian Therapeutics, Inc.*	5,920	3,848
Catalyst Pharmaceuticals, Inc.*	42,700	680,638
Celcuity, Inc.(x)*	670	14,472
Celldex Therapeutics, Inc.*	22,630	949,781
Century Therapeutics, Inc.*	2,840	11,871
Cerevel Therapeutics Holdings, Inc.*	28,150	1,189,900
CG oncology, Inc.*	8,470	371,833
Cogent Biosciences, Inc.*	24,900	167,328
Coherus Biosciences, Inc.*	53,390	127,602
Compass Therapeutics, Inc.*	4,260	8,435
Crinetics Pharmaceuticals, Inc.*	24,330	1,138,887
Cue Biopharma, Inc.*	2,600	4,914
Cullinan Oncology, Inc.*	12,530	213,511
Cytokinetics, Inc.*	142,288	9,975,812
Day One Biopharmaceuticals, Inc.*	23,590	389,707
Deciphera Pharmaceuticals, Inc.*	18,600	292,578
Denali Therapeutics, Inc.*	41,900	859,788
Design Therapeutics, Inc.*	11,500	46,345
Disc Medicine, Inc.*	2,890	179,931
Dynavax Technologies Corp.*	47,500	589,475
Dyne Therapeutics, Inc.*	21,530	611,237
Eagle Pharmaceuticals, Inc.(x)*	7,480	39,195
Editas Medicine, Inc.*	27,600	204,792
Emergent BioSolutions, Inc.*	20,700	52,371
Enanta Pharmaceuticals, Inc.*	7,900	137,934
Entrada Therapeutics, Inc.*	910	12,895
Erasca, Inc.*	32,760	67,486
Fate Therapeutics, Inc.*	34,500	253,230
Fennec Pharmaceuticals, Inc.*	1,420	15,790
FibroGen, Inc.*	10,550	24,792
Foghorn Therapeutics, Inc.(x)*	3,040	20,398
Genelux Corp.(x)*	410	2,636
Generation Bio Co.*	20,838	84,811
Geron Corp.(x)*	190,880	629,904
Gritstone bio, Inc.*	9,000	23,130
Halozyme Therapeutics, Inc.*	240,183	9,770,644
Heron Therapeutics, Inc.*	58,470	161,962
HilleVax, Inc.*	3,590	59,702
Humacyte, Inc.*	9,220	28,674
Ideaya Biosciences, Inc.*	23,960	1,051,365
IGM Biosciences, Inc.*	12,840	123,906
Immuneering Corp., Class A*	1,010	2,919
ImmunityBio, Inc.*	42,280	227,044
Immunovant, Inc.*	20,090	649,108
Inhibrx, Inc.*	10,800	377,568
Inozyme Pharma, Inc.*	4,610	35,313
Insmed, Inc.*	50,400	1,367,352
Intellia Therapeutics, Inc.*	143,591	3,950,188
Iovance Biotherapeutics, Inc.*	86,410	1,280,596
Ironwood Pharmaceuticals, Inc., Class A*	49,800	433,758
iTeos Therapeutics, Inc.*	12,090	164,908
Janux Therapeutics, Inc.(x)*	6,300	237,195
KalVista Pharmaceuticals, Inc.*	6,120	72,583
Karyopharm Therapeutics, Inc.*	42,460	64,115
Keros Therapeutics, Inc.*	8,380	554,756
Kezar Life Sciences, Inc.*	29,418	26,523
Kiniksa Pharmaceuticals Ltd., Class A*	12,900	254,517
Kodiak Sciences, Inc.*	27,580	145,071
Krystal Biotech, Inc.*	7,500	1,334,475
Kura Oncology, Inc.*	26,400	563,112
Kymera Therapeutics, Inc.*	14,850	596,970
Larimar Therapeutics, Inc.*	2,230	16,926
Legend Biotech Corp. (ADR)*	82,446	4,624,396
LENZ Therapeutics, Inc.	108	2,412
Lexicon Pharmaceuticals, Inc.(x)*	54,280	130,272
Lineage Cell Therapeutics, Inc.(x)*	6,470	9,576
Lyell Immunopharma, Inc.*	56,772	126,602
MacroGenics, Inc.*	22,160	326,195
Madrigal Pharmaceuticals, Inc.(x)*	5,220	1,393,949
MannKind Corp.*	96,800	438,504
MeiraGTx Holdings plc*	14,520	88,136
Merrimack Pharmaceuticals, Inc.*	590	8,714
Mersana Therapeutics, Inc.*	40,370	180,858
MiMedx Group, Inc.*	49,500	381,150
Mineralys Therapeutics, Inc.(x)*	1,920	24,787
Mirum Pharmaceuticals, Inc.*	11,000	276,320
Monte Rosa Therapeutics, Inc.*	5,110	36,026
MoonLake Immunotherapeutics, Class A*	74,609	3,747,610
Morphic Holding, Inc.*	15,600	549,120
Mural Oncology plc*	6,420	31,394
Myriad Genetics, Inc.*	38,100	812,292
Natera, Inc.*	255,655	23,382,206
Nkarta, Inc.*	22,110	239,009
Novavax, Inc.*	36,650	175,187
Nurix Therapeutics, Inc.*	15,650	230,055
Nuvalent, Inc., Class A*	9,890	742,640
Nuvectis Pharma, Inc.*	730	5,986
Ocean Biomedical, Inc.*	27,540	104,239
Olema Pharmaceuticals, Inc.*	12,820	145,122
Omega Therapeutics, Inc.*	1,180	4,307
Organogenesis Holdings, Inc., Class A*	40,910	116,184
ORIC Pharmaceuticals, Inc.*	14,210	195,388
Outlook Therapeutics, Inc.(x)*	551	6,579
Ovid therapeutics, Inc.*	2,340	7,137
PDL BioPharma, Inc.(r)*	73,900	—
PDS Biotechnology Corp.*	18,920	74,923
PepGen, Inc.*	1,550	22,785
PMV Pharmaceuticals, Inc.*	20,810	35,377
Poseida Therapeutics, Inc., Class A*	6,570	20,958
Precigen, Inc.*	43,090	62,481
Prelude Therapeutics, Inc.*	900	4,266
Prime Medicine, Inc.*	10,870	76,090
ProKidney Corp., Class A(x)*	23,430	38,425
Protagonist Therapeutics, Inc.*	20,800	601,744
Protalix BioTherapeutics, Inc.(x)*	11,700	14,742
Prothena Corp. plc*	15,890	393,595
PTC Therapeutics, Inc.*	30,800	895,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Rallybio Corp.*	1,660	$3,071
RAPT Therapeutics, Inc.*	9,200	82,616
Recursion Pharmaceuticals, Inc., Class A*	43,815	436,836
REGENXBIO, Inc.*	18,700	394,009
Relay Therapeutics, Inc.*	37,500	311,250
Reneo Pharmaceuticals, Inc.*	1,430	2,374
Replimune Group, Inc.*	15,600	127,452
REVOLUTION Medicines, Inc.*	53,546	1,725,788
Rhythm Pharmaceuticals, Inc.*	19,690	853,168
Rigel Pharmaceuticals, Inc.*	76,290	112,909
Rocket Pharmaceuticals, Inc.*	21,600	581,904
Sage Therapeutics, Inc.*	19,000	356,060
Sana Biotechnology, Inc.*	33,400	334,000
Sangamo Therapeutics, Inc.*	81,450	54,588
Sarepta Therapeutics, Inc.*	40,627	5,259,571
Savara, Inc.*	17,560	87,449
Scholar Rock Holding Corp.(x)*	20,650	366,744
Seres Therapeutics, Inc.(x)*	33,500	25,932
SpringWorks Therapeutics, Inc.*	24,980	1,229,516
Stoke Therapeutics, Inc.*	14,010	189,135
Summit Therapeutics, Inc.*	38,600	159,804
Sutro Biopharma, Inc.*	20,950	118,368
Syndax Pharmaceuticals, Inc.*	25,250	600,950
Tango Therapeutics, Inc.*	12,250	97,265
Tenaya Therapeutics, Inc.*	5,910	30,909
TG Therapeutics, Inc.*	54,400	827,424
Travere Therapeutics, Inc.*	24,000	185,040
Twist Bioscience Corp.*	20,373	698,998
Tyra Biosciences, Inc.*	1,370	22,468
Ultragenyx Pharmaceutical, Inc.*	121,032	5,650,984
UroGen Pharma Ltd.(x)*	1,640	24,600
Vanda Pharmaceuticals, Inc.*	27,473	112,914
Vaxcyte, Inc.*	153,320	10,473,289
Vaxxinity, Inc., Class A*	1,640	1,177
Vera Therapeutics, Inc., Class A*	14,600	629,552
Veracyte, Inc.*	28,100	622,696
Vericel Corp.*	20,300	1,056,006
Verve Therapeutics, Inc.*	23,990	318,587
Vigil Neuroscience, Inc.*	560	1,910
Viking Therapeutics, Inc.*	133,978	10,986,196
Vir Biotechnology, Inc.*	33,400	338,342
Viridian Therapeutics, Inc.*	14,600	255,646
Vor BioPharma, Inc.*	1,550	3,674
Voyager Therapeutics, Inc.*	6,460	60,143
X4 Pharmaceuticals, Inc.*	12,980	18,042
Xencor, Inc.*	27,600	610,788
Xenon Pharmaceuticals, Inc.*	121,736	5,240,735
XOMA Corp.*	470	11,304
Y-mAbs Therapeutics, Inc.*	24,500	398,370
Zentalis Pharmaceuticals, Inc.*	18,830	296,761
Zura Bio Ltd., Class A(x)*	8,260	21,228
Zymeworks, Inc.*	20,200	212,504

		187,499,177

Health Care Equipment & Supplies (3.6%)
Accuray, Inc.*	5,820	14,375
Alphatec Holdings, Inc.*	34,340	473,549
AngioDynamics, Inc.*	14,600	85,702
Artivion, Inc.*	16,300	344,908
AtriCure, Inc.*	307,681	9,359,656
Atrion Corp.	700	324,485
Avanos Medical, Inc.*	25,500	507,705
Axogen, Inc.*	17,250	139,208
Axonics, Inc.*	17,700	1,220,769
Beyond Air, Inc.(x)*	3,590	6,247
Butterfly Network, Inc.*	77,890	84,121
Cerus Corp.*	60,380	114,118
ClearPoint Neuro, Inc.*	2,460	16,728
CONMED Corp.	12,921	1,034,714
Cutera, Inc.(x)*	15,100	22,197
CVRx, Inc.*	3,980	72,476
Embecta Corp.	20,900	277,343
Glaukos Corp.*	17,666	1,665,727
Haemonetics Corp.*	17,740	1,514,109
Inari Medical, Inc.*	194,476	9,330,959
Inmode Ltd.*	29,700	641,817
Inogen, Inc.*	16,760	135,253
Integer Holdings Corp.*	12,370	1,443,332
iRadimed Corp.	4,600	202,354
iRhythm Technologies, Inc.*	103,665	12,025,140
KORU Medical Systems, Inc.(x)*	920	2,171
Lantheus Holdings, Inc.*	25,240	1,570,938
LeMaitre Vascular, Inc.	7,200	477,792
LivaNova plc*	20,032	1,120,590
Merit Medical Systems, Inc.*	20,575	1,558,556
Neogen Corp.*	84,112	1,327,287
Nevro Corp.*	14,200	205,048
Omnicell, Inc.*	18,100	529,063
OraSure Technologies, Inc.*	27,240	167,526
Orchestra BioMed Holdings, Inc.(x)*	1,040	5,481
Orthofix Medical, Inc.*	17,685	256,786
OrthoPediatrics Corp.*	5,500	160,380
Outset Medical, Inc.*	18,300	40,626
Paragon 28, Inc.*	16,800	207,480
PROCEPT BioRobotics Corp.*	13,830	683,479
Pulmonx Corp.*	17,820	165,191
Pulse Biosciences, Inc.*	1,170	10,191
RxSight, Inc.*	10,580	545,716
Sanara Medtech, Inc.*	160	5,920
Semler Scientific, Inc.*	470	13,729
Shockwave Medical, Inc.*	57,805	18,823,042
SI-BONE, Inc.*	11,700	191,529
Sight Sciences, Inc.*	4,380	23,126
Silk Road Medical, Inc.*	15,800	289,456
STAAR Surgical Co.*	19,100	731,148
Surmodics, Inc.*	5,900	173,106
Tactile Systems Technology, Inc.*	10,200	165,750
Tela Bio, Inc.*	1,300	7,371
TransMedics Group, Inc.*	11,900	879,886
Treace Medical Concepts, Inc.*	20,100	262,305
UFP Technologies, Inc.*	2,700	680,940
Utah Medical Products, Inc.	1,700	120,887
Varex Imaging Corp.*	11,400	206,340
Vicarious Surgical, Inc., Class A*	4,310	1,300
Zimvie, Inc.*	6,670	109,988
Zynex, Inc.(x)*	5,120	63,334

		72,840,450

Health Care Providers & Services (1.5%)
23andMe Holding Co., Class A(x)*	100,400	53,413
Accolade, Inc.*	20,192	211,612
AdaptHealth Corp., Class A*	32,575	374,938
Addus HomeCare Corp.*	6,900	713,046
Agiliti, Inc.*	12,980	131,358
AirSculpt Technologies, Inc.(x)*	4,190	25,727
Alignment Healthcare, Inc.*	29,700	147,312
AMN Healthcare Services, Inc.*	16,300	1,018,913
Astrana Health, Inc.*	14,500	608,855
Aveanna Healthcare Holdings, Inc.*	15,780	39,292
BrightSpring Health Services, Inc.(x)*	466,081	5,066,300
Brookdale Senior Living, Inc.*	59,560	393,692
CareMax, Inc.*	357	1,721
Castle Biosciences, Inc.*	9,250	204,887
Community Health Systems, Inc.*	63,150	221,025
CorVel Corp.*	3,500	920,360
Cross Country Healthcare, Inc.*	14,700	275,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
DocGo, Inc.*	24,700	$99,788
Enhabit, Inc.*	18,620	216,923
Ensign Group, Inc. (The)	19,870	2,472,225
Fulgent Genetics, Inc.*	6,200	134,540
Guardant Health, Inc.*	42,620	879,251
HealthEquity, Inc.*	30,530	2,492,164
Hims & Hers Health, Inc.*	48,800	754,936
InfuSystem Holdings, Inc.*	700	5,999
Innovage Holding Corp.(x)*	4,670	20,735
Joint Corp. (The)*	8,460	110,488
LifeStance Health Group, Inc.*	34,000	209,780
ModivCare, Inc.*	3,890	91,221
Nano-X Imaging Ltd.(x)*	17,590	171,854
National HealthCare Corp.	5,690	537,762
National Research Corp.	4,470	177,057
NeoGenomics, Inc.*	43,800	688,536
OPKO Health, Inc.(x)*	174,970	209,964
Option Care Health, Inc.*	65,230	2,187,814
Owens & Minor, Inc.*	32,050	888,105
P3 Health Partners, Inc.*	8,470	8,724
Patterson Cos., Inc.	31,990	884,523
Pediatrix Medical Group, Inc.*	30,200	302,906
Pennant Group, Inc. (The)*	12,610	247,534
PetIQ, Inc., Class A*	13,600	248,608
Privia Health Group, Inc.*	41,897	820,762
Progyny, Inc.*	29,100	1,110,165
Quipt Home Medical Corp.*	2,900	12,673
RadNet, Inc.*	22,430	1,091,444
Select Medical Holdings Corp.	39,319	1,185,468
Surgery Partners, Inc.*	25,890	772,299
US Physical Therapy, Inc.	6,200	699,794
Viemed Healthcare, Inc.*	1,400	13,202

		30,154,879

Health Care Technology (0.2%)
American Well Corp., Class A*	77,900	63,154
Definitive Healthcare Corp., Class A*	13,330	107,573
Evolent Health, Inc., Class A*	42,230	1,384,722
Health Catalyst, Inc.*	19,400	146,082
HealthStream, Inc.	7,430	198,084
Multiplan Corp.(x)*	146,700	119,003
OptimizeRx Corp.*	10,050	122,107
Phreesia, Inc.*	18,900	452,277
Schrodinger, Inc.*	23,900	645,300
Sharecare, Inc.*	71,000	54,492
Simulations Plus, Inc.	6,300	259,245
TruBridge, Inc.*	6,500	59,930

		3,611,969

Life Sciences Tools & Services (1.6%)
Adaptive Biotechnologies Corp.*	40,600	130,326
Akoya Biosciences, Inc.*	8,330	39,068
BioLife Solutions, Inc.*	12,300	228,165
Codexis, Inc.*	43,250	150,942
CryoPort, Inc.*	16,700	295,590
Cytek Biosciences, Inc.*	37,342	250,565
Harvard Bioscience, Inc.*	2,450	10,388
ICON plc*	49,797	16,729,302
MaxCyte, Inc.*	11,230	47,054
Mesa Laboratories, Inc.	2,300	252,379
Nautilus Biotechnology, Inc., Class A*	2,670	7,850
OmniAb, Inc. (Earn Out Shares)(r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	37,854	205,169
Pacific Biosciences of California, Inc.*	96,620	362,325
Quanterix Corp.*	16,600	391,096
Quantum-Si, Inc.*	13,620	26,831
Repligen Corp.*	73,208	13,464,415
Seer, Inc., Class A*	23,290	44,251

		32,635,716

Pharmaceuticals (1.1%)
Aclaris Therapeutics, Inc.*	19,100	23,684
Amneal Pharmaceuticals, Inc.*	30,670	185,860
Amphastar Pharmaceuticals, Inc.*	16,400	720,124
Amylyx Pharmaceuticals, Inc.*	19,400	55,096
ANI Pharmaceuticals, Inc.*	6,100	421,693
Arvinas, Inc.*	17,500	722,400
Assertio Holdings, Inc.*	13,020	12,490
Atea Pharmaceuticals, Inc.*	38,630	156,065
Axsome Therapeutics, Inc.*	12,500	997,500
Biote Corp., Class A*	1,330	7,714
Bright Green Corp.(x)*	4,950	1,206
Cara Therapeutics, Inc.*	33,420	30,412
Cassava Sciences, Inc.(x)*	14,600	296,234
Collegium Pharmaceutical, Inc.*	10,700	415,374
Corcept Therapeutics, Inc.*	30,220	761,242
CorMedix, Inc.(x)*	4,060	17,214
Edgewise Therapeutics, Inc.*	21,000	383,040
Enliven Therapeutics, Inc.*	5,190	91,292
Evolus, Inc.*	25,280	353,920
Eyenovia, Inc.(x)*	4,450	4,388
EyePoint Pharmaceuticals, Inc.*	9,940	205,460
Harmony Biosciences Holdings, Inc.*	12,640	424,451
Harrow, Inc.*	4,520	59,800
Ikena Oncology, Inc.*	770	1,093
Innoviva, Inc.*	20,000	304,800
Intra-Cellular Therapies, Inc.*	133,254	9,221,177
Ligand Pharmaceuticals, Inc.*	6,550	478,805
Liquidia Corp.*	12,630	186,293
Longboard Pharmaceuticals, Inc.*	8,320	179,712
Marinus Pharmaceuticals, Inc.*	18,880	170,675
Neumora Therapeutics, Inc.*	4,410	60,637
NGM Biopharmaceuticals, Inc.*	35,020	55,682
Nuvation Bio, Inc.*	67,409	245,369
Ocular Therapeutix, Inc.*	38,100	346,710
Omeros Corp.*	5,850	20,183
Optinose, Inc.*	1,740	2,540
Pacira BioSciences, Inc.*	16,500	482,130
Phathom Pharmaceuticals, Inc.*	6,310	67,012
Phibro Animal Health Corp., Class A	9,740	125,938
Pliant Therapeutics, Inc.*	21,660	322,734
Prestige Consumer Healthcare, Inc.*	18,560	1,346,714
Revance Therapeutics, Inc.*	29,200	143,664
Scilex Holding Co.(r)*	15,285	20,658
scPharmaceuticals, Inc.*	4,150	20,833
SIGA Technologies, Inc.	34,930	299,001
Supernus Pharmaceuticals, Inc.*	17,900	610,569
Taro Pharmaceutical Industries Ltd.*	1,060	44,880
Tarsus Pharmaceuticals, Inc.*	10,680	388,218
Terns Pharmaceuticals, Inc.*	6,990	45,854
Theravance Biopharma, Inc.(x)*	23,300	209,001
Third Harmonic Bio, Inc.*	760	7,174
Trevi Therapeutics, Inc.*	4,360	15,042
Ventyx Biosciences, Inc.*	17,940	98,670
Verrica Pharmaceuticals, Inc.*	1,590	9,413
WaVe Life Sciences Ltd.*	790	4,874
Xeris Biopharma Holdings, Inc.*	19,450	42,985
Zevra Therapeutics, Inc.(x)*	2,350	13,630

		21,939,329

Total Health Care		348,681,520

Industrials (20.0%)
Aerospace & Defense (3.9%)
AAR Corp.*	13,000	778,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
AeroVironment, Inc.*	10,000	$1,532,800
AerSale Corp.*	1,810	12,996
Archer Aviation, Inc., Class A*	43,420	200,600
Astronics Corp.*	1,450	27,608
Axon Enterprise, Inc.*	83,299	26,062,591
BWX Technologies, Inc.	139,471	14,312,514
Cadre Holdings, Inc.	7,240	262,088
Curtiss-Wright Corp.	54,229	13,879,370
Ducommun, Inc.*	4,930	252,909
Eve Holding, Inc.*	1,500	8,100
Howmet Aerospace, Inc.	208,714	14,282,299
Kaman Corp.	11,660	534,844
Kratos Defense & Security Solutions, Inc.*	47,490	872,866
Leonardo DRS, Inc.*	25,580	565,062
Moog, Inc., Class A	10,800	1,724,220
National Presto Industries, Inc.	430	36,034
Park Aerospace Corp.	1,390	23,116
Parsons Corp.*	15,550	1,289,873
Redwire Corp.*	3,410	14,970
Rocket Lab USA, Inc.*	106,900	439,359
Terran Orbital Corp.*	18,260	23,921
Triumph Group, Inc.*	24,000	360,960
V2X, Inc.*	3,550	165,821
Virgin Galactic Holdings, Inc.*	122,240	180,915

		77,844,146

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	27,700	381,152
Forward Air Corp.	12,200	379,542
Hub Group, Inc., Class A	23,420	1,012,212
Radiant Logistics, Inc.*	1,480	8,022

		1,780,928

Building Products (3.7%)
AAON, Inc.	25,242	2,223,820
American Woodmark Corp.*	7,200	731,952
Apogee Enterprises, Inc.	8,230	487,216
AZEK Co., Inc. (The), Class A*	268,637	13,490,950
AZZ, Inc.	9,240	714,344
Builders FirstSource, Inc.*	60,019	12,516,963
Carlisle Cos., Inc.	39,326	15,409,893
CSW Industrials, Inc.	5,740	1,346,604
Gibraltar Industries, Inc.*	10,500	845,565
Griffon Corp.	13,880	1,017,959
Insteel Industries, Inc.	6,980	266,776
Janus International Group, Inc.*	29,700	449,361
JELD-WEN Holding, Inc.*	31,717	673,352
Lennox International, Inc.	27,083	13,237,087
Masonite International Corp.*	8,280	1,088,406
Masterbrand, Inc.*	49,750	932,315
Quanex Building Products Corp.	12,100	465,003
Resideo Technologies, Inc.*	53,370	1,196,555
Simpson Manufacturing Co., Inc.	15,990	3,280,828
UFP Industries, Inc.	22,564	2,775,598
Zurn Elkay Water Solutions Corp.	55,130	1,845,201

		74,995,748

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	22,950	1,024,029
ACCO Brands Corp.	14,270	80,055
ACV Auctions, Inc., Class A*	48,730	914,662
Aris Water Solutions, Inc., Class A	6,310	89,287
BrightView Holdings, Inc.*	5,400	64,260
Brink’s Co. (The)	15,796	1,459,234
Casella Waste Systems, Inc., Class A*	21,347	2,110,578
CECO Environmental Corp.*	11,060	254,601
Cimpress plc*	6,700	593,017
CompX International, Inc.	120	4,116
CoreCivic, Inc.*	40,740	635,951
Deluxe Corp.	16,600	341,794
Ennis, Inc.	8,270	169,618
Enviri Corp.*	30,290	277,154
GEO Group, Inc. (The)*	46,000	649,520
Healthcare Services Group, Inc.*	34,500	430,560
HNI Corp.	17,200	776,236
Interface, Inc., Class A	16,470	277,025
LanzaTech Global, Inc.(x)*	4,940	15,289
Li-Cycle Holdings Corp.*	48,100	49,543
Liquidity Services, Inc.*	1,250	23,250
Matthews International Corp., Class A	11,064	343,869
MillerKnoll, Inc.	29,440	728,934
Montrose Environmental Group, Inc.*	9,200	360,364
OPENLANE, Inc.*	45,284	783,413
Performant Financial Corp.*	290	853
Pitney Bowes, Inc.	64,600	279,718
Quad/Graphics, Inc.	2,010	10,673
SP Plus Corp.*	7,700	402,094
Steelcase, Inc., Class A	31,120	407,050
Tetra Tech, Inc.	82,029	15,151,577
UniFirst Corp.	5,700	988,551
Viad Corp.*	6,280	247,997
VSE Corp.	4,820	385,600

		30,330,472

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	14,800	357,124
API Group Corp.*	256,860	10,086,892
Arcosa, Inc.	18,610	1,597,855
Argan, Inc.	4,720	238,549
Bowman Consulting Group Ltd., Class A(x)*	970	33,746
Comfort Systems USA, Inc.	12,900	4,098,459
Concrete Pumping Holdings, Inc.*	4,320	34,128
Construction Partners, Inc., Class A*	15,500	870,325
Dycom Industries, Inc.*	11,300	1,621,889
Fluor Corp.*	54,700	2,312,716
Granite Construction, Inc.	16,431	938,703
Great Lakes Dredge & Dock Corp.*	18,150	158,812
IES Holdings, Inc.*	3,050	371,002
INNOVATE Corp.*	1,830	1,282
Limbach Holdings, Inc.*	1,360	56,331
MYR Group, Inc.*	5,600	989,800
Northwest Pipe Co.*	920	31,906
Primoris Services Corp.	18,270	777,754
Southland Holdings, Inc.(x)*	630	3,244
Sterling Infrastructure, Inc.*	11,400	1,257,534
Tutor Perini Corp.*	15,460	223,552

		26,061,603

Electrical Equipment (0.6%)
Allient, Inc.	1,140	40,675
Amprius Technologies, Inc.*	4,290	11,368
Array Technologies, Inc.*	58,600	873,726
Atkore, Inc.	14,010	2,666,944
Babcock & Wilcox Enterprises, Inc.(x)*	11,120	12,566
Blink Charging Co.(x)*	28,780	86,628
Bloom Energy Corp., Class A*	68,400	768,816
Dragonfly Energy Holdings Corp.(x)*	32,830	17,728
Encore Wire Corp.	5,560	1,461,057
Energy Vault Holdings, Inc.*	13,670	24,469
EnerSys	15,370	1,451,850
Enovix Corp.*	52,500	420,525
Fluence Energy, Inc., Class A(x)*	21,840	378,706
FTC Solar, Inc.*	29,500	15,900
FuelCell Energy, Inc.(x)*	3,270	3,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
GrafTech International Ltd.	68,300	$94,254
LSI Industries, Inc.	1,650	24,948
NEXTracker, Inc., Class A*	47,140	2,652,568
Powell Industries, Inc.	3,450	490,935
Preformed Line Products Co.	250	32,168
SES AI Corp.*	8,750	14,700
Shoals Technologies Group, Inc., Class A*	65,770	735,309
SKYX Platforms Corp.(x)*	490	642
Stem, Inc.(x)*	13,188	28,882
Thermon Group Holdings, Inc.*	12,820	419,470
TPI Composites, Inc.*	13,540	39,401
Vicor Corp.*	7,600	290,624

		13,058,750

Ground Transportation (1.3%)
ArcBest Corp.	9,485	1,351,612
Covenant Logistics Group, Inc., Class A	440	20,398
Daseke, Inc.*	3,680	30,544
FTAI Infrastructure, Inc.	36,040	226,331
Heartland Express, Inc.	18,000	214,920
Marten Transport Ltd.	26,949	498,018
PAM Transportation Services, Inc.*	610	9,888
RXO, Inc.*	44,570	974,746
Saia, Inc.*	18,945	11,082,825
Universal Logistics Holdings, Inc.	1,080	39,820
Werner Enterprises, Inc.	22,747	889,863
XPO, Inc.*	82,675	10,088,830

		25,427,795

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,680	233,675

Machinery (3.1%)
3D Systems Corp.*	32,620	144,833
Alamo Group, Inc.	3,760	858,521
Albany International Corp., Class A	11,350	1,061,339
Astec Industries, Inc.	11,400	498,294
Barnes Group, Inc.	17,742	659,115
Blue Bird Corp.*	9,430	361,546
Chart Industries, Inc.*	16,400	2,701,408
Columbus McKinnon Corp.	9,300	415,059
Commercial Vehicle Group, Inc.*	3,410	21,926
Desktop Metal, Inc., Class A*	94,440	83,107
Douglas Dynamics, Inc.	7,700	185,724
Energy Recovery, Inc.*	29,800	470,542
Enerpac Tool Group Corp., Class A	21,240	757,418
Enpro, Inc.	7,810	1,318,094
ESCO Technologies, Inc.	9,584	1,025,967
Federal Signal Corp.	22,990	1,951,161
Franklin Electric Co., Inc.	17,500	1,869,175
Gencor Industries, Inc.*	430	7,177
Gorman-Rupp Co. (The)	8,100	320,355
Greenbrier Cos., Inc. (The)	11,947	622,439
Helios Technologies, Inc.	12,000	536,280
Hillenbrand, Inc.	27,341	1,374,979
Hillman Solutions Corp.*	66,180	704,155
Hyliion Holdings Corp.*	33,540	59,030
Hyster-Yale Materials Handling, Inc.	4,150	266,306
Ingersoll Rand, Inc.	143,445	13,620,103
ITT, Inc.	98,033	13,335,429
John Bean Technologies Corp.	12,500	1,311,125
Kadant, Inc.	4,316	1,416,080
Kennametal, Inc.	31,600	788,104
Lindsay Corp.	5,100	600,066
Luxfer Holdings plc	1,870	19,392
Manitowoc Co., Inc. (The)*	9,710	137,299
Mayville Engineering Co., Inc.*	1,260	18,056
Microvast Holdings, Inc.(x)*	100,950	84,495
Miller Industries, Inc.	4,050	202,905
Mueller Industries, Inc.	41,760	2,252,117
Mueller Water Products, Inc., Class A	57,820	930,324
Omega Flex, Inc.	410	29,081
Park-Ohio Holdings Corp.	510	13,607
Proto Labs, Inc.*	11,470	410,053
REV Group, Inc.	11,790	260,441
Shyft Group, Inc. (The)	10,510	130,534
SPX Technologies, Inc.*	16,100	1,982,393
Standex International Corp.	4,520	823,634
Tennant Co.	6,900	839,109
Terex Corp.	24,780	1,595,832
Titan International, Inc.*	15,490	193,005
Trinity Industries, Inc.	34,700	966,395
Velo3D, Inc.*	17,040	7,763
Wabash National Corp.	19,000	568,860
Watts Water Technologies, Inc., Class A	9,972	2,119,549

		62,929,701

Marine Transportation (0.1%)
Costamare, Inc.	16,810	190,794
Eagle Bulk Shipping, Inc.	3,930	245,507
Genco Shipping & Trading Ltd.	15,680	318,774
Golden Ocean Group Ltd.	44,700	579,312
Himalaya Shipping Ltd.	980	7,556
Matson, Inc.	13,670	1,536,508
Pangaea Logistics Solutions Ltd.	2,400	16,728
Safe Bulkers, Inc.	2,150	10,664

		2,905,843

Passenger Airlines (0.2%)
Allegiant Travel Co.	6,490	488,113
Blade Air Mobility, Inc.*	5,970	17,014
Hawaiian Holdings, Inc.*	15,300	203,949
JetBlue Airways Corp.*	126,840	941,153
Joby Aviation, Inc.*	91,400	489,904
SkyWest, Inc.*	16,560	1,143,965
Sun Country Airlines Holdings, Inc.*	15,600	235,404

		3,519,502

Professional Services (1.7%)
Alight, Inc., Class A*	152,690	1,503,996
ASGN, Inc.*	16,803	1,760,282
Asure Software, Inc.*	2,090	16,260
Barrett Business Services, Inc.	2,460	311,731
BlackSky Technology, Inc., Class A(x)*	5,130	6,977
CBIZ, Inc.*	18,366	1,441,731
Conduent, Inc.*	53,440	180,627
CRA International, Inc.	2,700	403,866
CSG Systems International, Inc.	12,052	621,160
ExlService Holdings, Inc.*	63,000	2,003,400
Exponent, Inc.	18,870	1,560,360
First Advantage Corp.	21,200	343,864
FiscalNote Holdings, Inc.*	18,930	25,177
Forrester Research, Inc.*	1,160	25,010
FTI Consulting, Inc.*	56,508	11,883,067
Heidrick & Struggles International, Inc.	6,500	218,790
HireQuest, Inc.	400	5,180
HireRight Holdings Corp.*	8,020	114,445
Huron Consulting Group, Inc.*	7,669	740,979
IBEX Holdings Ltd.*	1,120	17,282
ICF International, Inc.	6,780	1,021,271
Innodata, Inc.*	1,750	11,550
Insperity, Inc.	13,130	1,439,179
Kelly Services, Inc., Class A	10,390	260,165
Kforce, Inc.	6,990	492,935
Korn Ferry	18,460	1,213,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Legalzoom.com, Inc.*	48,720	$649,925
Maximus, Inc.	22,983	1,928,274
Mistras Group, Inc.*	1,110	10,612
NV5 Global, Inc.*	5,000	490,050
Planet Labs PBC*	46,240	117,912
Resources Connection, Inc.	2,210	29,084
Skillsoft Corp.(x)*	194	1,746
Sterling Check Corp.*	1,510	24,281
TriNet Group, Inc.	11,930	1,580,606
TrueBlue, Inc.*	5,980	74,870
TTEC Holdings, Inc.	6,170	63,983
Upwork, Inc.*	46,700	572,542
Verra Mobility Corp., Class A*	49,860	1,245,004
Willdan Group, Inc.*	880	25,511

		34,437,614

Trading Companies & Distributors (2.5%)
Alta Equipment Group, Inc.	2,230	28,878
Applied Industrial Technologies, Inc.	13,910	2,747,920
Beacon Roofing Supply, Inc.*	23,040	2,258,381
BlueLinx Holdings, Inc.*	2,730	355,555
Boise Cascade Co.	15,100	2,315,887
Core & Main, Inc., Class A*	259,520	14,857,520
Custom Truck One Source, Inc.*	19,750	114,945
Distribution Solutions Group, Inc.*	2,256	80,043
DNOW, Inc.*	37,300	566,960
DXP Enterprises, Inc.*	4,790	257,367
EVI Industries, Inc.(x)	150	3,735
FTAI Aviation Ltd.	38,180	2,569,514
GATX Corp.	13,700	1,836,211
Global Industrial Co.	4,880	218,526
GMS, Inc.*	15,290	1,488,329
H&E Equipment Services, Inc.	11,720	752,190
Herc Holdings, Inc.	10,840	1,824,372
Hudson Technologies, Inc.*	11,230	123,642
Karat Packaging, Inc.	590	16,880
McGrath RentCorp	8,740	1,078,254
MRC Global, Inc.*	30,200	379,614
Rush Enterprises, Inc., Class A	22,955	1,228,552
Rush Enterprises, Inc., Class B	600	31,974
SiteOne Landscape Supply, Inc.*	84,972	14,831,863
Titan Machinery, Inc.*	6,020	149,356
Transcat, Inc.*	2,780	309,775
Willis Lease Finance Corp.*	150	7,443
Xometry, Inc., Class A*	12,640	213,490

		50,647,176

Total Industrials		404,172,953

Information Technology (19.5%)
Communications Equipment (0.2%)
ADTRAN Holdings, Inc.	26,000	141,440
Aviat Networks, Inc.*	1,320	50,609
Calix, Inc.*	25,500	845,580
Cambium Networks Corp.*	3,050	13,145
Clearfield, Inc.(x)*	2,790	86,044
CommScope Holding Co., Inc.*	74,700	97,857
Comtech Telecommunications Corp.*	1,200	4,116
Digi International, Inc.*	12,400	395,932
DZS, Inc.*	2,800	3,696
Extreme Networks, Inc.*	55,900	645,086
Harmonic, Inc.*	35,400	475,776
Infinera Corp.(x)*	57,290	345,459
NETGEAR, Inc.*	10,640	167,793
NetScout Systems, Inc.*	24,180	528,091
Ribbon Communications, Inc.*	15,690	50,208
Viavi Solutions, Inc.*	81,870	744,198

		4,595,030

Electronic Equipment, Instruments & Components (2.5%)
908 Devices, Inc.*	8,100	61,155
Advanced Energy Industries, Inc.	13,920	1,419,562
Aeva Technologies, Inc.(x)*	5,230	20,554
Akoustis Technologies, Inc.(x)*	4,400	2,601
Arlo Technologies, Inc.*	33,330	421,624
Badger Meter, Inc.	11,600	1,876,996
Bel Fuse, Inc., Class B	3,900	235,209
Belden, Inc.	16,578	1,535,289
Benchmark Electronics, Inc.	13,189	395,802
CTS Corp.	11,962	559,702
ePlus, Inc.*	9,900	777,546
Evolv Technologies Holdings, Inc.*	37,540	167,053
Fabrinet*	95,930	18,132,689
FARO Technologies, Inc.*	7,695	165,519
Insight Enterprises, Inc.*	11,015	2,043,503
Itron, Inc.*	16,970	1,570,064
Kimball Electronics, Inc.*	7,460	161,509
Knowles Corp.*	33,000	531,300
Lightwave Logic, Inc.*	40,700	190,476
Luna Innovations, Inc.*	2,300	7,371
Methode Electronics, Inc.	14,010	170,642
MicroVision, Inc.*	17,810	32,770
Mirion Technologies, Inc., Class A*	76,840	873,671
Napco Security Technologies, Inc.	12,370	496,779
nLight, Inc.*	17,900	232,700
Novanta, Inc.*	61,131	10,683,865
OSI Systems, Inc.*	6,000	856,920
PAR Technology Corp.*	8,700	394,632
PC Connection, Inc.	4,260	280,862
Plexus Corp.*	9,995	947,726
Rogers Corp.*	7,200	854,568
Sanmina Corp.*	20,080	1,248,574
ScanSource, Inc.*	9,400	413,976
SmartRent, Inc., Class A*	55,240	148,043
TTM Technologies, Inc.*	38,580	603,777
Vishay Intertechnology, Inc.	49,470	1,121,980
Vishay Precision Group, Inc.*	1,100	38,863
Vuzix Corp.*	13,100	15,851

		49,691,723

IT Services (0.8%)
Applied Digital Corp.(x)*	30,530	130,668
BigBear.ai Holdings, Inc.(x)*	31,770	65,128
BigCommerce Holdings, Inc.*	21,200	146,068
Brightcove, Inc.*	8,300	16,102
Couchbase, Inc.*	14,200	373,602
DigitalOcean Holdings, Inc.*	22,310	851,796
Fastly, Inc., Class A*	40,600	526,582
Grid Dynamics Holdings, Inc.*	18,570	228,225
Hackett Group, Inc. (The)	5,420	131,706
Information Services Group, Inc.	1,500	6,060
MongoDB, Inc.*	30,603	10,975,460
Perficient, Inc.*	13,900	782,431
Rackspace Technology, Inc.*	43,470	68,683
Squarespace, Inc., Class A*	20,690	753,944
Thoughtworks Holding, Inc.*	16,640	42,099
Tucows, Inc., Class A(x)*	1,500	27,840
Unisys Corp.*	27,680	135,909

		15,262,303

Semiconductors & Semiconductor Equipment (4.2%)
ACM Research, Inc., Class A*	17,240	502,374
Aehr Test Systems(x)*	9,920	123,008
Alpha & Omega Semiconductor Ltd.*	6,950	153,178
Ambarella, Inc.*	13,900	705,703
Amkor Technology, Inc.	39,500	1,273,480
Atomera, Inc.(x)*	1,800	11,088
Axcelis Technologies, Inc.*	12,500	1,394,000
CEVA, Inc.*	5,640	128,084
Cohu, Inc.*	17,387	579,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Credo Technology Group Holding Ltd.*	42,724	$905,322
Diodes, Inc.*	17,300	1,219,650
FormFactor, Inc.*	29,140	1,329,658
Ichor Holdings Ltd.*	10,300	397,786
Impinj, Inc.*	8,500	1,091,485
indie Semiconductor, Inc., Class A*	59,500	421,260
Kulicke & Soffa Industries, Inc.	20,680	1,040,411
Lattice Semiconductor Corp.*	169,293	13,243,791
MACOM Technology Solutions Holdings, Inc.*	208,207	19,912,917
MaxLinear, Inc., Class A*	27,656	516,338
Monolithic Power Systems, Inc.	16,993	11,511,398
Navitas Semiconductor Corp., Class A*	40,730	194,282
NVE Corp.	460	41,483
Onto Innovation, Inc.*	18,615	3,370,804
PDF Solutions, Inc.*	11,600	390,572
Photronics, Inc.*	22,740	643,997
Power Integrations, Inc.	21,160	1,513,998
Rambus, Inc.*	40,648	2,512,453
Semtech Corp.*	26,900	739,481
Silicon Laboratories, Inc.*	11,754	1,689,285
SiTime Corp.*	6,100	568,703
SkyWater Technology, Inc.*	4,890	49,731
SMART Global Holdings, Inc.*	18,530	487,710
Synaptics, Inc.*	14,902	1,453,839
Transphorm, Inc.*	600	2,946
Ultra Clean Holdings, Inc.*	18,200	836,108
Universal Display Corp.	79,558	13,401,545
Veeco Instruments, Inc.*	17,049	599,613

		84,956,990

Software (9.8%)
8x8, Inc.*	27,790	75,033
A10 Networks, Inc.	23,000	314,870
ACI Worldwide, Inc.*	40,411	1,342,049
Adeia, Inc.	39,331	429,495
Agilysys, Inc.*	7,550	636,163
Alarm.com Holdings, Inc.*	17,719	1,284,096
Alkami Technology, Inc.*	14,930	366,830
Altair Engineering, Inc., Class A*	19,500	1,679,925
American Software, Inc., Class A	14,010	160,414
Amplitude, Inc., Class A*	20,400	221,952
Appfolio, Inc., Class A*	7,000	1,727,180
Appian Corp., Class A*	16,800	671,160
Asana, Inc., Class A*	29,600	458,504
Aurora Innovation, Inc., Class A*	126,030	355,405
AvePoint, Inc.*	58,790	465,617
Bit Digital, Inc.(x)*	53,080	152,340
Blackbaud, Inc.*	16,410	1,216,637
BlackLine, Inc.*	20,900	1,349,722
Box, Inc., Class A*	54,400	1,540,608
Braze, Inc., Class A*	19,839	878,868
C3.ai, Inc., Class A(x)*	30,310	820,492
Cerence, Inc.*	10,880	171,360
Cleanspark, Inc.*	70,240	1,489,790
Clear Secure, Inc., Class A	31,970	680,002
CommVault Systems, Inc.*	16,300	1,653,309
Consensus Cloud Solutions, Inc.*	5,600	88,816
CS Disco, Inc.*	14,170	115,202
Digimarc Corp.(x)*	3,210	87,248
Digital Turbine, Inc.*	37,600	98,512
Domo, Inc., Class B*	12,900	115,068
E2open Parent Holdings, Inc.*	62,700	278,388
eGain Corp.*	700	4,515
Enfusion, Inc., Class A(x)*	15,220	140,785
Envestnet, Inc.*	18,340	1,062,069
Everbridge, Inc.*	14,400	501,552
EverCommerce, Inc.*	13,200	124,344
Expensify, Inc., Class A*	5,800	10,672
Fair Isaac Corp.*	6,954	8,689,788
Five9, Inc.*	209,306	12,999,996
Freshworks, Inc., Class A*	767,225	13,971,167
HubSpot, Inc.*	21,035	13,179,690
Instructure Holdings, Inc.*	7,840	167,619
Intapp, Inc.*	14,510	497,693
InterDigital, Inc.	9,850	1,048,631
Jamf Holding Corp.*	26,790	491,596
Klaviyo, Inc., Class A(x)*	387,469	9,872,710
LivePerson, Inc.(x)*	25,500	25,434
LiveRamp Holdings, Inc.*	24,757	854,116
Manhattan Associates, Inc.*	89,165	22,311,758
Marathon Digital Holdings, Inc.(x)*	79,846	1,802,923
Matterport, Inc.*	79,700	180,122
MeridianLink, Inc.*	6,920	129,404
MicroStrategy, Inc., Class A*	5,410	9,221,670
Mitek Systems, Inc.*	14,300	201,630
Model N, Inc.*	15,100	429,897
Monday.com Ltd.*	64,342	14,532,928
N-able, Inc.*	24,800	324,136
NextNav, Inc.*	2,400	15,792
Nutanix, Inc., Class A*	249,024	15,369,761
Olo, Inc., Class A*	32,700	179,523
ON24, Inc.	11,540	82,396
OneSpan, Inc.*	9,500	110,485
PagerDuty, Inc.*	32,300	732,564
PowerSchool Holdings, Inc., Class A*	20,880	444,535
Progress Software Corp.	15,950	850,294
PROS Holdings, Inc.*	19,550	710,251
PTC, Inc.*	104,364	19,718,534
Q2 Holdings, Inc.*	22,500	1,182,600
Qualys, Inc.*	13,860	2,312,818
Rapid7, Inc.*	23,800	1,167,152
Red Violet, Inc.*	590	11,534
Rimini Street, Inc.*	14,030	45,738
Riot Platforms, Inc.*	70,850	867,204
Sapiens International Corp. NV	11,450	368,232
SEMrush Holdings, Inc., Class A*	11,320	150,103
Smartsheet, Inc., Class A*	210,034	8,086,309
SolarWinds Corp.*	17,500	220,850
SoundHound AI, Inc., Class A(x)*	50,110	295,148
SoundThinking, Inc.*	500	7,940
Sprinklr, Inc., Class A*	33,360	409,327
Sprout Social, Inc., Class A*	17,700	1,056,867
SPS Commerce, Inc.*	13,270	2,453,623
Tenable Holdings, Inc.*	42,530	2,102,258
Varonis Systems, Inc.*	39,410	1,858,970
Verint Systems, Inc.*	23,121	766,461
Veritone, Inc.*	2,600	13,676
Viant Technology, Inc., Class A*	700	7,462
Weave Communications, Inc.*	13,620	156,358
Workiva, Inc., Class A*	17,700	1,500,960
Xperi, Inc.*	16,182	195,155
Yext, Inc.*	56,900	343,107
Zeta Global Holdings Corp., Class A*	59,800	653,614
Zuora, Inc., Class A*	42,700	389,424

		198,538,925

Technology Hardware, Storage & Peripherals (2.0%)
CompoSecure, Inc., Class A*	700	5,061
Corsair Gaming, Inc.*	14,500	178,930
Eastman Kodak Co.*	18,390	91,031
IonQ, Inc.*	61,080	610,189
Super Micro Computer, Inc.*	38,795	39,184,114
Turtle Beach Corp.*	3,000	51,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Xerox Holdings Corp.	41,600	$744,640

		40,865,685

Total Information Technology		393,910,656

Materials (2.2%)
Chemicals (0.9%)
AdvanSix, Inc.	8,300	237,380
American Vanguard Corp.	2,580	33,411
Arcadium Lithium plc(x)*	382,938	1,650,463
Aspen Aerogels, Inc.*	15,540	273,504
Avient Corp.	36,084	1,566,046
Balchem Corp.	12,083	1,872,261
Cabot Corp.	20,090	1,852,298
Danimer Scientific, Inc., Class A*	24,310	26,498
Ecovyst, Inc.*	29,600	330,040
Hawkins, Inc.	7,200	552,960
HB Fuller Co.	19,430	1,549,348
Ingevity Corp.*	14,891	710,301
Innospec, Inc.	9,192	1,185,217
Koppers Holdings, Inc.	7,660	422,602
Kronos Worldwide, Inc.	6,400	75,520
LSB Industries, Inc.*	11,440	100,443
Mativ Holdings, Inc.	25,098	470,588
Minerals Technologies, Inc.	12,120	912,394
Orion SA	20,100	472,752
Perimeter Solutions SA*	44,400	329,448
PureCycle Technologies, Inc.(x)*	42,310	263,168
Quaker Chemical Corp.	5,500	1,128,875
Sensient Technologies Corp.	14,960	1,035,082
Stepan Co.	8,200	738,328
Trinseo plc	6,930	26,195
Tronox Holdings plc	41,000	711,350
Valhi, Inc.	1,680	28,862

		18,555,334

Construction Materials (0.2%)
Knife River Corp.*	21,080	1,709,166
Summit Materials, Inc., Class A*	45,399	2,023,434
United States Lime & Minerals, Inc.	750	223,605

		3,956,205

Containers & Packaging (0.1%)
Greif, Inc., Class A	8,650	597,282
Greif, Inc., Class B	1,250	86,900
Myers Industries, Inc.	20,900	484,253
O-I Glass, Inc.*	56,700	940,653
Pactiv Evergreen, Inc.	11,030	157,950
Ranpak Holdings Corp., Class A*	8,890	69,964
TriMas Corp.	13,530	361,657

		2,698,659

Metals & Mining (0.9%)
Alpha Metallurgical Resources, Inc.	4,250	1,407,472
Arch Resources, Inc.	6,600	1,061,214
ATI, Inc.*	49,470	2,531,380
Carpenter Technology Corp.	18,150	1,296,273
Century Aluminum Co.*	23,600	363,204
Coeur Mining, Inc.*	122,870	463,220
Commercial Metals Co.	45,005	2,644,944
Compass Minerals International, Inc.	12,817	201,740
Constellium SE*	49,200	1,087,812
Haynes International, Inc.	4,660	280,159
Hecla Mining Co.	219,421	1,055,415
Ivanhoe Electric, Inc.*	21,390	209,622
Kaiser Aluminum Corp.	5,690	508,458
Materion Corp.	7,700	1,014,475
Metallus, Inc.*	17,200	382,700
Novagold Resources, Inc.*	125,900	377,700
Olympic Steel, Inc.	3,670	260,130
Piedmont Lithium, Inc.(x)*	1,340	17,849
Radius Recycling, Inc.	10,080	212,990
Ryerson Holding Corp.	8,640	289,440
SunCoke Energy, Inc.	32,100	361,767
Warrior Met Coal, Inc.	19,700	1,195,790
Worthington Steel, Inc.	11,699	419,409

		17,643,163

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	6,090	266,316
Glatfelter Corp.*	8,540	17,080
Sylvamo Corp.	12,900	796,446

		1,079,842

Total Materials		43,933,203

Real Estate (2.7%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	447,226
American Assets Trust, Inc. (REIT)	19,996	438,112
Armada Hoffler Properties, Inc. (REIT)	23,300	242,320
Broadstone Net Lease, Inc. (REIT)	73,000	1,143,910
Empire State Realty Trust, Inc. (REIT), Class A	57,300	580,449
Essential Properties Realty Trust, Inc. (REIT)	54,700	1,458,302
Gladstone Commercial Corp. (REIT)	20,570	284,689
Global Net Lease, Inc. (REIT)	72,432	562,797
NexPoint Diversified Real Estate Trust (REIT)	9	59
One Liberty Properties, Inc. (REIT)	510	11,521

		5,169,385

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	44,300	1,079,591
Community Healthcare Trust, Inc. (REIT)	8,200	217,710
Diversified Healthcare Trust (REIT)	97,250	239,235
Global Medical REIT, Inc. (REIT)	22,500	196,875
LTC Properties, Inc. (REIT)	14,589	474,288
National Health Investors, Inc. (REIT)	15,550	977,007
Sabra Health Care REIT, Inc. (REIT)	84,943	1,254,608
Universal Health Realty Income Trust (REIT)	1,850	67,914

		4,507,228

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,377,558
Chatham Lodging Trust (REIT)	15,670	158,424
DiamondRock Hospitality Co. (REIT)	74,678	717,656
Pebblebrook Hotel Trust (REIT)(x)	52,028	801,751
RLJ Lodging Trust (REIT)	58,587	692,498
Ryman Hospitality Properties, Inc. (REIT)	21,526	2,488,621
Service Properties Trust (REIT)	81,700	553,926
Summit Hotel Properties, Inc. (REIT)	34,200	222,642
Sunstone Hotel Investors, Inc. (REIT)	81,314	905,838
Xenia Hotels & Resorts, Inc. (REIT)	42,701	640,942

		8,559,856

Industrial REITs (0.2%)
Innovative Industrial Properties, Inc. (REIT)	10,200	1,056,108
LXP Industrial Trust (REIT)	113,945	1,027,784
Plymouth Industrial REIT, Inc. (REIT)	16,450	370,125
Terreno Realty Corp. (REIT)	31,370	2,082,968

		4,536,985

Office REITs (0.3%)
Brandywine Realty Trust (REIT)	68,000	326,400
City Office REIT, Inc. (REIT)	740	3,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COPT Defense Properties (REIT)	45,200	$1,092,484
Douglas Emmett, Inc. (REIT)	65,220	904,601
Easterly Government Properties, Inc. (REIT), Class A	36,600	421,266
Equity Commonwealth (REIT)*	37,780	713,287
Hudson Pacific Properties, Inc. (REIT)	43,700	281,865
JBG SMITH Properties (REIT)	31,680	508,464
Orion Office REIT, Inc. (REIT)	2,920	10,249
Paramount Group, Inc. (REIT)	74,800	350,812
Peakstone Realty Trust (REIT)	9,030	145,654
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	298,775
SL Green Realty Corp. (REIT)	25,260	1,392,584

		6,450,296

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	52,800	326,304
Compass, Inc., Class A*	94,900	341,640
Cushman & Wakefield plc*	60,380	631,575
DigitalBridge Group, Inc.	60,275	1,161,499
Douglas Elliman, Inc.*	14,091	22,264
eXp World Holdings, Inc.(x)	22,000	227,260
Forestar Group, Inc.*	4,120	165,583
FRP Holdings, Inc.*	410	25,174
Kennedy-Wilson Holdings, Inc.	44,526	382,033
Marcus & Millichap, Inc.	10,000	341,700
Newmark Group, Inc., Class A	51,130	567,032
Opendoor Technologies, Inc.*	209,290	634,149
Redfin Corp.*	40,773	271,140
RMR Group, Inc. (The), Class A	900	21,600
St Joe Co. (The)	12,830	743,755
Star Holdings*	4,426	57,184

		5,919,892

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	59,600	488,124
Centerspace (REIT)	5,632	321,812
Elme Communities (REIT)	32,300	449,616
Independence Realty Trust, Inc. (REIT)	84,588	1,364,404
NexPoint Residential Trust, Inc. (REIT)	8,700	280,053
UMH Properties, Inc. (REIT)	22,140	359,554
Veris Residential, Inc. (REIT)	30,070	457,365

		3,720,928

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	38,586	656,348
Alexander’s, Inc. (REIT)	330	71,656
CBL & Associates Properties, Inc. (REIT)	9,700	222,227
Getty Realty Corp. (REIT)	22,264	608,920
InvenTrust Properties Corp. (REIT)	24,700	635,037
Kite Realty Group Trust (REIT)	82,040	1,778,627
Macerich Co. (The) (REIT)	82,700	1,424,921
NETSTREIT Corp. (REIT)(x)	23,700	435,369
Phillips Edison & Co., Inc. (REIT)	43,678	1,566,730
Retail Opportunity Investments Corp. (REIT)	51,500	660,230
Saul Centers, Inc. (REIT)	540	20,785
SITE Centers Corp. (REIT)	76,300	1,117,795
Tanger, Inc. (REIT)	37,150	1,097,040
Urban Edge Properties (REIT)	48,300	834,141
Whitestone REIT (REIT)	18,120	227,406

		11,357,232

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	8,840	98,124
Four Corners Property Trust, Inc. (REIT)	31,500	770,805
Gladstone Land Corp. (REIT)	6,110	81,507
Outfront Media, Inc. (REIT)	58,300	978,857
PotlatchDeltic Corp. (REIT)	30,673	1,442,245
Safehold, Inc. (REIT)	16,169	333,081
Uniti Group, Inc. (REIT)	85,300	503,270

		4,207,889

Total Real Estate		54,429,691

Utilities (1.2%)
Electric Utilities (0.3%)
ALLETE, Inc.	22,200	1,324,008
Genie Energy Ltd., Class B	7,360	110,989
MGE Energy, Inc.	12,900	1,015,488
Otter Tail Corp.	15,380	1,328,832
PNM Resources, Inc.	33,200	1,249,648
Portland General Electric Co.	38,000	1,596,000

		6,624,965

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	45,169	1,627,891
Chesapeake Utilities Corp.	8,340	894,882
New Jersey Resources Corp.	36,210	1,553,771
Northwest Natural Holding Co.	12,600	468,972
ONE Gas, Inc.	18,470	1,191,869
RGC Resources, Inc.	640	12,953
Southwest Gas Holdings, Inc.	23,700	1,804,281
Spire, Inc.	20,300	1,245,811

		8,800,430

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	22,380	106,976
Montauk Renewables, Inc.*	28,430	118,269
Ormat Technologies, Inc.	19,920	1,318,505
Sunnova Energy International, Inc.(x)*	47,950	293,933

		1,837,683

Multi-Utilities (0.2%)
Avista Corp.	27,300	956,046
Black Hills Corp.	24,800	1,354,080
Northwestern Energy Group, Inc.	20,991	1,069,072
Unitil Corp.	5,800	303,630

		3,682,828

Water Utilities (0.2%)
American States Water Co.	13,500	975,240
Artesian Resources Corp., Class A	1,050	38,965
Cadiz, Inc.*	1,880	5,452
California Water Service Group	20,300	943,544
Consolidated Water Co. Ltd.	5,600	164,136
Global Water Resources, Inc.	790	10,144
Middlesex Water Co.	6,000	315,000
Pure Cycle Corp.*	1,570	14,915
SJW Group	11,900	673,421
York Water Co. (The)	4,680	169,744

		3,310,561

Total Utilities		24,256,467

Total Common Stocks (99.2%) (Cost $1,400,302,568)		2,006,309,898

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Empire Petroleum Corp., expiring 4/3/24(x)*	400	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Rights	Value (Note 1)
Total Energy		$—

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR *	65,300	32,650
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR*	19,340	7,736

		41,185

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	799
Theseus Pharmaceuticals, Inc., CVR(r)(x)*	4,170	31

		830

Total Health Care		42,015

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	53,000

Total Materials		53,000

Total Rights (0.0%)† (Cost $58,037)		95,015

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	2,000,000	2,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	7,000,000	7,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	7,776,130	7,776,130
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		34,776,130

Total Short-Term Investments (1.7%) (Cost $34,776,130)		34,776,130

Total Investments in Securities (100.9%) (Cost $1,435,136,735)		2,041,181,043
Other Assets Less Liabilities (-0.9%)		(18,520,933)

Net Assets (100%)		$2,022,660,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $426,758 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $49,939,527. This was collateralized by $16,377,762 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/18/24 - 2/15/54 and by cash of $34,776,130 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	77	6/2024	USD	8,261,715	223,663

					223,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,080,639	$—		$—		$21,080,639
Consumer Discretionary	266,803,012	—		—	(a)	266,803,012
Consumer Staples	91,264,655	—		—		91,264,655
Energy	121,303,104	—		—		121,303,104
Financials	236,473,998	—		—		236,473,998
Health Care	348,660,862	—		20,658		348,681,520
Industrials	404,172,953	—		—		404,172,953
Information Technology	393,910,656	—		—		393,910,656
Materials	43,933,203	—		—		43,933,203
Real Estate	54,429,691	—		—		54,429,691
Utilities	24,256,467	—		—		24,256,467
Future	223,663	—		—		223,663
Rights
Energy	—	—	(a)	—		—	(a)
Health Care	—	41,185		830		42,015
Materials	—	53,000		—		53,000
Short-Term Investments
Investment Companies	34,776,130	—		—		34,776,130

Total Assets	$2,041,289,033	$94,185		$21,488		$2,041,404,706

Total Liabilities	$—	$—		$—		$—

Total	$2,041,289,033	$94,185		$21,488		$2,041,404,706

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$778,459,243
Aggregate gross unrealized depreciation	(182,581,589)

Net unrealized appreciation	$595,877,654

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,445,527,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.6%)
Automobile Components (2.0%)
Aptiv plc*	4,006	$319,078

Household Durables (2.8%)
TopBuild Corp.*	978	431,034

Specialty Retail (1.8%)
Home Depot, Inc. (The)	749	287,316

Total Consumer Discretionary		1,037,428

Consumer Staples (5.7%)
Household Products (2.3%)
Procter & Gamble Co. (The)	2,258	366,361

Personal Care Products (3.4%)
Haleon plc (ADR)(x)	23,193	196,908
Unilever plc (ADR)	6,710	336,775

		533,683

Total Consumer Staples		900,044

Financials (11.0%)
Capital Markets (4.6%)
Intercontinental Exchange, Inc.	2,524	346,873
MSCI, Inc.	663	371,579

		718,452

Financial Services (3.6%)
Visa, Inc., Class A	2,050	572,114

Insurance (2.8%)
Aflac, Inc.	5,174	444,239

Total Financials		1,734,805

Health Care (20.6%)
Health Care Equipment & Supplies (8.4%)
Alcon, Inc.	4,187	348,735
Becton Dickinson & Co.	1,574	389,486
GE HealthCare Technologies, Inc.	3,507	318,822
STERIS plc	1,206	271,133

		1,328,176

Health Care Providers & Services (2.3%)
UnitedHealth Group, Inc.	718	355,195

Life Sciences Tools & Services (8.1%)
Bruker Corp.	2,710	254,577
Danaher Corp.	1,377	343,865
ICON plc*	1,264	424,641
West Pharmaceutical Services, Inc.	648	256,420

		1,279,503

Pharmaceuticals (1.8%)
Johnson & Johnson	1,792	283,476

Total Health Care		3,246,350

Industrials (14.5%)
Aerospace & Defense (1.9%)
Hexcel Corp.	4,185	304,877

Commercial Services & Supplies (8.0%)
Tetra Tech, Inc.	1,677	309,759
Veralto Corp.	5,500	487,630
Waste Management, Inc.	2,169	462,322

		1,259,711

Electrical Equipment (1.3%)
Rockwell Automation, Inc.	701	204,222

Machinery (2.0%)
Deere & Co.	760	312,163

Professional Services (1.3%)
Maximus, Inc.	2,435	204,297

Total Industrials		2,285,270

Information Technology (34.5%)
Electronic Equipment, Instruments & Components (6.9%)
Flex Ltd.*	12,412	355,107
Keysight Technologies, Inc.*	2,562	400,646
TE Connectivity Ltd.	2,349	341,169

		1,096,922

IT Services (2.4%)
Accenture plc, Class A	1,072	371,566

Semiconductors & Semiconductor Equipment (10.9%)
Advanced Micro Devices, Inc.*	863	155,763
Monolithic Power Systems, Inc.	319	216,097
NVIDIA Corp.	803	725,558
NXP Semiconductors NV	1,474	365,213
ON Semiconductor Corp.*	3,520	258,896

		1,721,527

Software (14.3%)
Adobe, Inc.*	787	397,120
Bentley Systems, Inc., Class B	3,470	181,203
Fair Isaac Corp.*	271	338,644
Intuit, Inc.	665	432,250
Microsoft Corp.	1,494	628,556
Palo Alto Networks, Inc.*	975	277,027

		2,254,800

Total Information Technology		5,444,815

Utilities (2.7%)
Electric Utilities (2.7%)
NextEra Energy, Inc.	6,690	427,558

Total Utilities		427,558

Total Common Stocks (95.6%) (Cost $12,617,103)		15,076,270

SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	182,639	182,639
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	330,316	330,448

Total Investment Companies		513,087

Total Short-Term Investments (3.2%) (Cost $513,146)		513,087

Total Investments in Securities (98.8%) (Cost $13,130,249)		15,589,357
Other Assets Less Liabilities (1.2%)		186,532

Net Assets (100%)		$15,775,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $177,212. This was collateralized by cash of $182,639 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,037,428	$—	$—	$1,037,428
Consumer Staples	900,044	—	—	900,044
Financials	1,734,805	—	—	1,734,805
Health Care	3,246,350	—	—	3,246,350
Industrials	2,285,270	—	—	2,285,270
Information Technology	5,444,815	—	—	5,444,815
Utilities	427,558	—	—	427,558
Short-Term Investments
Investment Companies	513,087	—	—	513,087

Total Assets	$15,589,357	$—	$—	$15,589,357

Total Liabilities	$—	$—	$—	$—

Total	$15,589,357	$—	$—	$15,589,357

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,604,030
Aggregate gross unrealized depreciation	(146,092)

Net unrealized appreciation	$2,457,938

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,131,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.7%)
BCE, Inc.	132,792	$4,512,507

Entertainment (0.3%)
Electronic Arts, Inc.	16,332	2,166,766

Media (2.1%)
Fox Corp., Class B	132,372	3,788,487
Interpublic Group of Cos., Inc. (The)	232,486	7,586,018
Omnicom Group, Inc.	14,388	1,392,183

		12,766,688

Total Communication Services		19,445,961

Consumer Discretionary (3.5%)
Automobile Components (2.0%)
Aptiv plc*	59,034	4,702,058
BorgWarner, Inc.	152,081	5,283,294
Cie Generale des Etablissements Michelin SCA	57,785	2,214,365

		12,199,717

Hotels, Restaurants & Leisure (0.9%)
Darden Restaurants, Inc.	20,299	3,392,978
Empire Resorts, Inc.(r)*	45	—
Sodexo SA	25,212	2,161,853

		5,554,831

Household Durables (0.6%)
Mohawk Industries, Inc.*	30,969	4,053,532

Total Consumer Discretionary		21,808,080

Consumer Staples (11.9%)
Beverages (1.3%)
Heineken NV	49,287	4,750,501
Pernod Ricard SA	19,599	3,170,600

		7,921,101

Consumer Staples Distribution & Retail (3.2%)
Dollar Tree, Inc.*	65,728	8,751,683
Koninklijke Ahold Delhaize NV	375,489	11,229,270

		19,980,953

Food Products (3.5%)
Conagra Brands, Inc.	493,086	14,615,069
General Mills, Inc.	106,081	7,422,488

		22,037,557

Household Products (2.8%)
Henkel AG & Co. KGaA (Preference)(q)	59,266	4,763,465
Kimberly-Clark Corp.	95,870	12,400,784

		17,164,249

Personal Care Products (1.1%)
Kenvue, Inc.	317,251	6,808,206

Total Consumer Staples		73,912,066

Energy (3.6%)
Energy Equipment & Services (1.1%)
Baker Hughes Co.	198,882	6,662,547

Oil, Gas & Consumable Fuels (2.5%)
Coterra Energy, Inc.	115,084	3,208,542
EQT Corp.	136,009	5,041,853
Occidental Petroleum Corp.	115,430	7,501,796

		15,752,191

Total Energy		22,414,738

Financials (16.8%)
Banks (4.3%)
Commerce Bancshares, Inc.	102,708	5,464,066
First Hawaiian, Inc.	143,292	3,146,692
PNC Financial Services Group, Inc. (The)	20,649	3,336,878
Truist Financial Corp.	234,116	9,125,842
US Bancorp	60,438	2,701,578
Westamerica Bancorp	64,477	3,151,636

		26,926,692

Capital Markets (6.4%)
Ameriprise Financial, Inc.	7,644	3,351,435
Bank of New York Mellon Corp. (The)	227,793	13,125,433
Northern Trust Corp.	151,392	13,461,777
T. Rowe Price Group, Inc.	79,268	9,664,354

		39,602,999

Insurance (6.1%)
Aflac, Inc.	45,536	3,909,721
Allstate Corp. (The)	62,316	10,781,291
Hanover Insurance Group, Inc. (The)	36,765	5,006,290
Reinsurance Group of America, Inc.	45,298	8,737,079
Willis Towers Watson plc	35,020	9,630,500

		38,064,881

Total Financials		104,594,572

Health Care (15.2%)
Health Care Equipment & Supplies (6.5%)
Becton Dickinson & Co.	18,819	4,656,762
Dentsply Sirona, Inc.	111,192	3,690,463
Envista Holdings Corp.*	177,808	3,801,535
GE HealthCare Technologies, Inc.	42,019	3,819,947
Hologic, Inc.*	71,820	5,599,087
Zimmer Biomet Holdings, Inc.	143,828	18,982,419

		40,550,213

Health Care Providers & Services (8.7%)
Cardinal Health, Inc.	61,112	6,838,433
Cencora, Inc.	9,922	2,410,947
Centene Corp.*	56,174	4,408,536
Henry Schein, Inc.*	163,617	12,356,356
Laboratory Corp. of America Holdings	28,777	6,286,623
Quest Diagnostics, Inc.	91,620	12,195,538
Universal Health Services, Inc., Class B	50,651	9,241,781

		53,738,214

Total Health Care		94,288,427

Industrials (14.3%)
Aerospace & Defense (1.1%)
General Dynamics Corp.	8,727	2,465,290
Huntington Ingalls Industries, Inc.	14,304	4,169,187

		6,634,477

Building Products (1.5%)
Cie de Saint-Gobain SA	60,244	4,675,036
Johnson Controls International plc	74,282	4,852,100

		9,527,136

Commercial Services & Supplies (0.6%)
Republic Services, Inc.	18,882	3,614,770

Construction & Engineering (1.2%)
Vinci SA	56,369	7,222,235

Electrical Equipment (1.8%)
Atkore, Inc.	9,331	1,776,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	81,772	$9,274,580

		11,050,829

Ground Transportation (1.9%)
Heartland Express, Inc.	176,754	2,110,443
Norfolk Southern Corp.	39,216	9,994,982

		12,105,425

Machinery (2.2%)
Cummins, Inc.	10,627	3,131,246
Dover Corp.	10,406	1,843,839
Oshkosh Corp.	46,297	5,773,699
Timken Co. (The)	35,450	3,099,393

		13,848,177

Passenger Airlines (1.2%)
Southwest Airlines Co.	250,428	7,309,993

Trading Companies & Distributors (2.8%)
Beacon Roofing Supply, Inc.*	67,109	6,578,024
Bunzl plc	155,099	5,966,710
MSC Industrial Direct Co., Inc., Class A	49,115	4,766,120

		17,310,854

Total Industrials		88,623,896

Information Technology (6.4%)
Communications Equipment (2.0%)
F5, Inc.*	40,570	7,691,666
Juniper Networks, Inc.	121,311	4,495,786

		12,187,452

Electronic Equipment, Instruments & Components (0.9%)
TE Connectivity Ltd.	40,331	5,857,675

IT Services (1.6%)
Amdocs Ltd.	80,758	7,298,100
Cognizant Technology Solutions Corp., Class A	39,158	2,869,890

		10,167,990

Semiconductors & Semiconductor Equipment (0.8%)
Teradyne, Inc.	43,303	4,885,878

Technology Hardware, Storage & Peripherals (1.1%)
HP, Inc.	216,261	6,535,407

Total Information Technology		39,634,402

Materials (3.7%)
Chemicals (1.1%)
Akzo Nobel NV	90,782	6,775,500

Containers & Packaging (2.6%)
Amcor plc	463,444	4,407,353
Packaging Corp. of America	37,189	7,057,728
Sonoco Products Co.	84,819	4,905,931

		16,371,012

Total Materials		23,146,512

Real Estate (6.4%)
Health Care REITs (1.1%)
Healthpeak Properties, Inc. (REIT)	366,787	6,877,256

Residential REITs (1.2%)
Equity Residential (REIT)	71,428	4,507,821
Essex Property Trust, Inc. (REIT)	11,857	2,902,712

		7,410,533

Retail REITs (2.5%)
Realty Income Corp. (REIT)	166,369	9,000,563
Regency Centers Corp. (REIT)	105,493	6,388,656

		15,389,219

Specialized REITs (1.6%)
Public Storage (REIT)	22,625	6,562,608
VICI Properties, Inc. (REIT), Class A	123,689	3,684,695

		10,247,303

Total Real Estate		39,924,311

Utilities (11.4%)
Electric Utilities (6.3%)
Duke Energy Corp.	98,931	9,567,617
Edison International	141,774	10,027,675
Evergy, Inc.	127,170	6,788,335
Eversource Energy	107,710	6,437,827
Pinnacle West Capital Corp.	80,161	5,990,431

		38,811,885

Gas Utilities (1.8%)
ONE Gas, Inc.	61,396	3,961,884
Spire, Inc.	115,876	7,111,310

		11,073,194

Multi-Utilities (3.3%)
CMS Energy Corp.	90,225	5,444,177
Northwestern Energy Group, Inc.	187,232	9,535,726
WEC Energy Group, Inc.	70,078	5,754,805

		20,734,708

Total Utilities		70,619,787

Total Common Stocks (96.3%) (Cost $552,511,146)		598,412,752

MASTER LIMITED PARTNERSHIP:
Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Enterprise Products Partners LP (Cost $10,811,776)	431,388	12,587,902

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	1,478,502	1,479,093

Total Short-Term Investment (0.3%) (Cost $1,479,094)		1,479,093

Total Investments in Securities (98.6%) (Cost $564,802,016)		612,479,747
Other Assets Less Liabilities (1.4%)		8,764,782

Net Assets (100%)		$621,244,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	14,002,880	EUR	12,878,732	Bank of America	6/28/2024	58,770
USD	13,010,646	EUR	11,968,041	JPMorgan Chase Bank	6/28/2024	52,564
USD	13,017,608	EUR	11,968,041	Morgan Stanley	6/28/2024	59,525
USD	5,050,711	GBP	3,991,316	Morgan Stanley	6/28/2024	10,765

Total unrealized appreciation						181,624

USD	3,847,870	CAD	5,220,386	Goldman Sachs	6/28/2024	(10,977)

Total unrealized depreciation						(10,977)

Net unrealized appreciation						170,647

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$19,445,961	$—	$—		$19,445,961
Consumer Discretionary	17,431,862	4,376,218	—	(a)	21,808,080
Consumer Staples	49,998,230	23,913,836	—		73,912,066
Energy	22,414,738	—	—		22,414,738
Financials	104,594,572	—	—		104,594,572
Health Care	94,288,427	—	—		94,288,427
Industrials	70,759,915	17,863,981	—		88,623,896
Information Technology	39,634,402	—	—		39,634,402
Materials	16,371,012	6,775,500	—		23,146,512
Real Estate	39,924,311	—	—		39,924,311
Utilities	70,619,787	—	—		70,619,787
Forward Currency Contracts	—	181,624	—		181,624
Master Limited Partnership
Energy	12,587,902	—	—		12,587,902
Short-Term Investment
Investment Company	1,479,093	—	—		1,479,093

Total Assets	$559,550,212	$53,111,159	$—		$612,661,371

Liabilities:
Forward Currency Contracts	$—	$(10,977)	$—		$(10,977)

Total Liabilities	$—	$(10,977)	$—		$(10,977)

Total	$559,550,212	$53,100,182	$—		$612,650,394

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,129,314
Aggregate gross unrealized depreciation	(31,802,820)

Net unrealized appreciation	$48,326,494

Federal income tax cost of investments in securities and derivative instruments, if applicable	$564,323,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.0%)
iShares Core MSCI EAFE ETF	287,200	$21,315,984
iShares Core S&P 500 ETF	35,000	18,400,550
iShares Core S&P Mid-Cap ETF	79,100	4,804,534
iShares Russell 2000 ETF(x)	35,200	7,402,560
SPDR Portfolio S&P 500 ETF(x)	299,100	18,403,623
Vanguard S&P 500 ETF	38,300	18,410,810

Total Equity		88,738,061

Fixed Income (34.6%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	586,700	47,235,217

Total Exchange Traded Funds (99.6%) (Cost $121,363,801)		135,973,278

SHORT-TERM INVESTMENTS:
Investment Companies (5.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	6,952,105	6,952,105
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	974,222	974,611

Total Investment Companies		7,926,716

Total Short-Term Investments (5.8%) (Cost $7,926,770)		7,926,716

Total Investments in Securities (105.4%) (Cost $129,290,571)		143,899,994
Other Assets Less Liabilities (-5.4%)		(7,328,494)

Net Assets (100%)		$136,571,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $12,708,362. This was collateralized by $6,030,947 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.470%, maturing 4/2/24 - 11/15/53 and by cash of $6,952,105 which was subsequently invested in investment companies.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$135,973,278	$—	$—	$135,973,278
Short-Term Investments
Investment Companies	7,926,716	—	—	7,926,716

Total Assets	$143,899,994	$—	$—	$143,899,994

Total Liabilities	$—	$—	$—	$—

Total	$143,899,994	$—	$—	$143,899,994

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,967,881
Aggregate gross unrealized depreciation	(2,974,873)

Net unrealized appreciation	$12,993,008

Federal income tax cost of investments in securities and derivative instruments, if applicable	$130,906,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Entertainment (2.0%)
Netflix, Inc.*	10,757	$6,533,049
Take-Two Interactive Software, Inc.*	39,467	5,860,455

		12,393,504

Interactive Media & Services (5.8%)
Alphabet, Inc., Class C*	115,924	17,650,588
Meta Platforms, Inc., Class A	31,597	15,342,871
Pinterest, Inc., Class A*	85,713	2,971,670

		35,965,129

Media (0.8%)
Charter Communications, Inc., Class A*	15,779	4,585,851

Total Communication Services		52,944,484

Consumer Discretionary (12.8%)
Broadline Retail (2.0%)
Amazon.com, Inc.*	69,603	12,554,989

Hotels, Restaurants & Leisure (7.0%)
Aramark	181,556	5,904,201
Chipotle Mexican Grill, Inc.*	2,775	8,066,287
Marriott International, Inc., Class A	25,822	6,515,149
Royal Caribbean Cruises Ltd.*	110,283	15,330,440
Wyndham Hotels & Resorts, Inc.	36,550	2,805,212
Yum! Brands, Inc.	33,117	4,591,672

		43,212,961

Household Durables (0.8%)
DR Horton, Inc.	28,839	4,745,457

Specialty Retail (2.4%)
Burlington Stores, Inc.*	28,284	6,567,262
Tractor Supply Co.	31,537	8,253,864

		14,821,126

Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc., Class B	37,842	3,556,391

Total Consumer Discretionary		78,890,924

Consumer Staples (6.0%)
Beverages (2.0%)
Constellation Brands, Inc., Class A	25,719	6,989,396
Molson Coors Beverage Co., Class B	85,133	5,725,194

		12,714,590

Consumer Staples Distribution & Retail (0.9%)
Dollar General Corp.	35,788	5,585,075

Food Products (0.9%)
Kraft Heinz Co. (The)	147,910	5,457,879

Household Products (1.0%)
Church & Dwight Co., Inc.	58,485	6,100,570

Tobacco (1.2%)
Philip Morris International, Inc.	79,985	7,328,226

Total Consumer Staples		37,186,340

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
ConocoPhillips	37,778	4,808,384

Total Energy		4,808,384

Financials (13.4%)
Banks (3.2%)
Citizens Financial Group, Inc.	178,682	6,484,370
JPMorgan Chase & Co.	64,919	13,003,276

		19,487,646

Capital Markets (2.5%)
KKR & Co., Inc.	76,814	7,725,952
MSCI, Inc.	13,254	7,428,204

		15,154,156

Financial Services (4.5%)
Mastercard, Inc., Class A	26,585	12,802,539
Toast, Inc., Class A*	212,457	5,294,428
Visa, Inc., Class A	34,403	9,601,189

		27,698,156

Insurance (3.2%)
Arch Capital Group Ltd.*	45,468	4,203,062
Marsh & McLennan Cos., Inc.	41,557	8,559,911
Progressive Corp. (The)	35,425	7,326,598

		20,089,571

Total Financials		82,429,529

Health Care (9.2%)
Biotechnology (4.3%)
AbbVie, Inc.	50,450	9,186,945
Alnylam Pharmaceuticals, Inc.*	14,560	2,175,992
Amgen, Inc.	25,921	7,369,859
Regeneron Pharmaceuticals, Inc.*	8,314	8,002,142

		26,734,938

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	47,876	5,441,586

Health Care Providers & Services (1.3%)
Elevance Health, Inc.	7,380	3,826,825
UnitedHealth Group, Inc.	8,764	4,335,551

		8,162,376

Life Sciences Tools & Services (1.7%)
Danaher Corp.	22,091	5,516,564
Mettler-Toledo International, Inc.*	3,879	5,164,074

		10,680,638

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	107,364	5,822,350

Total Health Care		56,841,888

Industrials (14.1%)
Aerospace & Defense (2.1%)
TransDigm Group, Inc.	10,345	12,740,902

Air Freight & Logistics (1.3%)
FedEx Corp.	28,989	8,399,273

Building Products (1.2%)
Armstrong World Industries, Inc.	13,700	1,701,814
Carrier Global Corp.	95,001	5,522,408

		7,224,222

Commercial Services & Supplies (0.8%)
Waste Connections, Inc.	30,408	5,230,480

Electrical Equipment (1.0%)
AMETEK, Inc.	33,709	6,165,376

Ground Transportation (2.7%)
Saia, Inc.*	18,788	10,990,980
Union Pacific Corp.	23,434	5,763,124

		16,754,104

Industrial Conglomerates (2.2%)
General Electric Co.	77,175	13,546,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.1%)
Ingersoll Rand, Inc.	68,954	$6,547,182

Professional Services (0.8%)
Dayforce, Inc.*	71,187	4,713,291

Trading Companies & Distributors (0.9%)
FTAI Aviation Ltd.	86,970	5,853,081

Total Industrials		87,174,439

Information Technology (21.7%)
Electronic Equipment, Instruments & Components (0.9%)
Trimble, Inc.*	90,111	5,799,544

Semiconductors & Semiconductor Equipment (9.3%)
Broadcom, Inc.	22,392	29,678,581
Intel Corp.	147,896	6,532,566
KLA Corp.	13,744	9,601,146
Micron Technology, Inc.	77,878	9,181,038
Wolfspeed, Inc.*	76,030	2,242,885

		57,236,216

Software (9.9%)
Adobe, Inc.*	6,548	3,304,121
Atlassian Corp., Class A*	21,970	4,286,567
DocuSign, Inc.*	34,556	2,057,810
Microsoft Corp.	67,832	28,538,279
Salesforce, Inc.	33,051	9,954,300
ServiceNow, Inc.*	16,899	12,883,797

		61,024,874

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	59,377	10,181,968

Total Information Technology		134,242,602

Materials (4.5%)
Chemicals (2.0%)
Corteva, Inc.	54,226	3,127,214
Linde plc	20,231	9,393,658

		12,520,872

Metals & Mining (2.5%)
ATI, Inc.*	298,913	15,295,378

Total Materials		27,816,250

Real Estate (0.8%)
Health Care REITs (0.8%)
Welltower, Inc. (REIT)	55,510	5,186,854

Total Real Estate		5,186,854

Utilities (5.4%)
Electric Utilities (5.4%)
Constellation Energy Corp.	60,491	11,181,761
Entergy Corp.	104,773	11,072,411
Southern Co. (The)	152,964	10,973,637

Total Utilities		33,227,809

Total Common Stocks (97.3%) (Cost $345,053,718)		600,749,503

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	5,692,016	5,694,293

Total Short-Term Investment (0.9%) (Cost $5,694,293)		5,694,293

Total Investments in Securities (98.2%) (Cost $350,748,011)		606,443,796
Other Assets Less Liabilities (1.8%)		11,428,867

Net Assets (100%)		$617,872,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$52,944,484	$—	$—	$52,944,484
Consumer Discretionary	78,890,924	—	—	78,890,924
Consumer Staples	37,186,340	—	—	37,186,340
Energy	4,808,384	—	—	4,808,384
Financials	82,429,529	—	—	82,429,529
Health Care	56,841,888	—	—	56,841,888
Industrials	87,174,439	—	—	87,174,439
Information Technology	134,242,602	—	—	134,242,602
Materials	27,816,250	—	—	27,816,250
Real Estate	5,186,854	—	—	5,186,854
Utilities	33,227,809	—	—	33,227,809
Short-Term Investment
Investment Company	5,694,293	—	—	5,694,293

Total Assets	$606,443,796	$—	$—	$606,443,796

Total Liabilities	$—	$—	$—	$—

Total	$606,443,796	$—	$—	$606,443,796

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,953,373
Aggregate gross unrealized depreciation	(13,258,178)

Net unrealized appreciation	$255,695,195

Federal income tax cost of investments in securities and derivative instruments, if applicable	$350,748,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Entertainment (3.8%)
Netflix, Inc.*	28,200	$17,126,706

Interactive Media & Services (6.1%)
Meta Platforms, Inc., Class A	56,403	27,388,169

Total Communication Services		44,514,875

Consumer Discretionary (10.5%)
Automobile Components (0.7%)
Aptiv plc*	37,399	2,978,830

Automobiles (0.5%)
Tesla, Inc.*	12,300	2,162,217

Broadline Retail (8.2%)
Amazon.com, Inc.*	204,820	36,945,432

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	55,000	5,168,900

Total Consumer Discretionary		47,255,379

Consumer Staples (4.8%)
Beverages (1.6%)
Monster Beverage Corp.*	118,520	7,025,866

Consumer Staples Distribution & Retail (1.9%)
Target Corp.	47,000	8,328,870

Personal Care Products (1.3%)
Estee Lauder Cos., Inc. (The), Class A	39,000	6,011,850

Total Consumer Staples		21,366,586

Financials (9.4%)
Capital Markets (2.2%)
Intercontinental Exchange, Inc.	18,800	2,583,684
S&P Global, Inc.	17,032	7,246,264

		9,829,948

Financial Services (5.7%)
PayPal Holdings, Inc.*	77,100	5,164,929
Visa, Inc., Class A	72,161	20,138,692

		25,303,621

Insurance (1.5%)
Marsh & McLennan Cos., Inc.	33,396	6,878,908

Total Financials		42,012,477

Health Care (14.0%)
Health Care Equipment & Supplies (5.2%)
Alcon, Inc.	82,030	6,832,279
Intuitive Surgical, Inc.*	22,200	8,859,798
Stryker Corp.	22,000	7,873,140

		23,565,217

Health Care Providers & Services (3.0%)
UnitedHealth Group, Inc.	27,345	13,527,571

Life Sciences Tools & Services (2.6%)
Thermo Fisher Scientific, Inc.	19,897	11,564,335

Pharmaceuticals (3.2%)
Eli Lilly and Co.	10,300	8,012,988
Zoetis, Inc.	37,500	6,345,375

		14,358,363

Total Health Care		63,015,486

Industrials (11.0%)
Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B	27,148	4,035,007

Electrical Equipment (2.3%)
Eaton Corp. plc	33,160	10,368,469

Ground Transportation (3.6%)
Uber Technologies, Inc.*	127,080	9,783,889
Union Pacific Corp.	25,900	6,369,587

		16,153,476

Industrial Conglomerates (1.6%)
Honeywell International, Inc.	34,500	7,081,125

Trading Companies & Distributors (2.6%)
WW Grainger, Inc.	11,640	11,841,372

Total Industrials		49,479,449

Information Technology (35.4%)
Semiconductors & Semiconductor Equipment (12.2%)
ASML Holding NV (Registered) (ADR)	9,640	9,355,331
Intel Corp.	107,600	4,752,692
NVIDIA Corp.	44,740	40,425,274

		54,533,297

Software (19.5%)
Adobe, Inc.*	16,329	8,239,613
Atlassian Corp., Class A*	24,970	4,871,897
Intuit, Inc.	9,900	6,435,000
Microsoft Corp.	96,527	40,610,839
Palo Alto Networks, Inc.*	32,850	9,333,671
Salesforce, Inc.	34,460	10,378,663
Workday, Inc., Class A*	28,690	7,825,198

		87,694,881

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	97,434	16,707,982

Total Information Technology		158,936,160

Materials (1.9%)
Chemicals (1.9%)
Sherwin-Williams Co. (The)	25,200	8,752,716

Total Materials		8,752,716

Real Estate (1.4%)
Specialized REITs (1.4%)
Equinix, Inc. (REIT)	7,600	6,272,508

Total Real Estate		6,272,508

Utilities (0.9%)
Electric Utilities (0.9%)
NextEra Energy, Inc.	66,700	4,262,797

Total Utilities		4,262,797

Total Investments in Securities (99.2%) (Cost $197,279,026)		445,868,433
Other Assets Less Liabilities (0.8%)		3,438,187

Net Assets (100%)		$449,306,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

Glossary:

ADR —   American Depositary Receipt

REIT —   Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,514,875	$—	$—	$44,514,875
Consumer Discretionary	47,255,379	—	—	47,255,379
Consumer Staples	21,366,586	—	—	21,366,586
Financials	42,012,477	—	—	42,012,477
Health Care	63,015,486	—	—	63,015,486
Industrials	49,479,449	—	—	49,479,449
Information Technology	158,936,160	—	—	158,936,160
Materials	8,752,716	—	—	8,752,716
Real Estate	6,272,508	—	—	6,272,508
Utilities	4,262,797	—	—	4,262,797

Total Assets	$445,868,433	$—	$—	$445,868,433

Total Liabilities	$—	$—	$—	$—

Total	$445,868,433	$—	$—	$445,868,433

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,721,749
Aggregate gross unrealized depreciation	(13,159,355)

Net unrealized appreciation	$248,562,394

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,306,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	45,381	$798,705
Verizon Communications, Inc.	26,684	1,119,661

		1,918,366

Entertainment (1.7%)
Electronic Arts, Inc.	1,522	201,924
Endeavor Group Holdings, Inc., Class A	192,982	4,965,427
Live Nation Entertainment, Inc.*	25,883	2,737,645
Netflix, Inc.*	2,747	1,668,335
Take-Two Interactive Software, Inc.*	1,022	151,757
Walt Disney Co. (The)	11,642	1,424,515
Warner Bros Discovery, Inc.*	14,057	122,718

		11,272,321

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A*	37,403	5,645,235
Alphabet, Inc., Class C*	31,314	4,767,870
Match Group, Inc.*	1,673	60,696
Meta Platforms, Inc., Class A	13,964	6,780,639

		17,254,440

Media (0.6%)
Charter Communications, Inc., Class A*	620	180,191
Comcast Corp., Class A	25,149	1,090,209
Fox Corp., Class A	1,519	47,499
Fox Corp., Class B	870	24,899
Interpublic Group of Cos., Inc. (The)	2,374	77,464
News Corp., Class A	2,493	65,267
News Corp., Class B	775	20,971
Omnicom Group, Inc.	1,298	125,594
Paramount Global, Class B	3,140	36,958
Trade Desk, Inc. (The), Class A*	30,600	2,675,052

		4,344,104

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	3,277	534,872

Total Communication Services		35,324,103

Consumer Discretionary (9.4%)
Automobile Components (0.2%)
Aptiv plc*	1,819	144,883
BorgWarner, Inc.	1,418	49,261
Fox Factory Holding Corp.*	17,438	907,997

		1,102,141

Automobiles (0.5%)
Ford Motor Co.	24,771	328,959
General Motors Co.	7,327	332,279
Tesla, Inc.*	17,586	3,091,443

		3,752,681

Broadline Retail (3.4%)
Amazon.com, Inc.*	58,017	10,465,106
eBay, Inc.	3,238	170,902
Etsy, Inc.*	783	53,808
Global-e Online Ltd.*	65,017	2,363,368
MercadoLibre, Inc.*	6,745	10,198,170

		23,251,354

Distributors (0.0%)†
Genuine Parts Co.	871	134,944
LKQ Corp.	1,660	88,661
Pool Corp.	248	100,068

		323,673

Hotels, Restaurants & Leisure (1.2%)
Airbnb, Inc., Class A*	2,790	460,238
Booking Holdings, Inc.	221	801,761
Caesars Entertainment, Inc.*	1,368	59,836
Carnival Corp.*	6,579	107,501
Chipotle Mexican Grill, Inc.*	173	502,871
Darden Restaurants, Inc.	766	128,037
Domino’s Pizza, Inc.	225	111,798
Expedia Group, Inc.*	17,868	2,461,317
Hilton Worldwide Holdings, Inc.	1,587	338,523
Las Vegas Sands Corp.	2,276	117,669
Marriott International, Inc., Class A	1,584	399,659
McDonald’s Corp.	4,604	1,298,098
MGM Resorts International*	1,689	79,738
Norwegian Cruise Line Holdings Ltd.*	2,885	60,383
Royal Caribbean Cruises Ltd.*	1,485	206,430
Starbucks Corp.	7,186	656,729
Wynn Resorts Ltd.	630	64,405
Yum! Brands, Inc.	1,790	248,184

		8,103,177

Household Durables (0.2%)
DR Horton, Inc.	1,915	315,113
Garmin Ltd.	977	145,446
Lennar Corp., Class A	1,569	269,837
Mohawk Industries, Inc.*	356	46,597
NVR, Inc.*	19	153,899
PulteGroup, Inc.	1,356	163,561

		1,094,453

Leisure Products (0.0%)†
Hasbro, Inc.	868	49,059

Specialty Retail (2.7%)
AutoZone, Inc.*	108	340,378
Bath & Body Works, Inc.	1,437	71,879
Best Buy Co., Inc.	1,184	97,123
Burlington Stores, Inc.*	22,351	5,189,679
CarMax, Inc.*	978	85,194
Five Below, Inc.*	10,100	1,831,938
Home Depot, Inc. (The)	6,317	2,423,201
Lowe’s Cos., Inc.	26,190	6,671,379
O’Reilly Automotive, Inc.*	372	419,943
Ross Stores, Inc.	2,137	313,626
TJX Cos., Inc. (The)	7,233	733,571
Tractor Supply Co.	702	183,727
Ulta Beauty, Inc.*	304	158,956

		18,520,594

Textiles, Apparel & Luxury Goods (1.2%)
Crocs, Inc.*	45,585	6,555,123
Deckers Outdoor Corp.*	163	153,425
Lululemon Athletica, Inc.*	729	284,784
NIKE, Inc., Class B	7,726	726,090
Ralph Lauren Corp.	265	49,756
Tapestry, Inc.	1,447	68,704
VF Corp.	2,104	32,275

		7,870,157

Total Consumer Discretionary		64,067,289

Consumer Staples (7.5%)
Beverages (2.8%)
Brown-Forman Corp., Class B	1,123	57,969
Coca-Cola Co. (The)	24,696	1,510,901
Constellation Brands, Inc., Class A	28,370	7,709,831
Keurig Dr Pepper, Inc.	6,419	196,871
Molson Coors Beverage Co., Class B	1,183	79,557
Monster Beverage Corp.*	139,677	8,280,053
PepsiCo, Inc.	8,723	1,526,612

		19,361,794

Consumer Staples Distribution & Retail (3.2%)
Casey’s General Stores, Inc.	21,160	6,738,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Costco Wholesale Corp.	2,816	$2,063,086
Dollar General Corp.	1,381	215,519
Dollar Tree, Inc.*	1,306	173,894
Kroger Co. (The)	4,209	240,460
Performance Food Group Co.*	130,077	9,708,947
Sysco Corp.	3,115	252,876
Target Corp.	2,949	522,592
Walgreens Boots Alliance, Inc.	4,647	100,793
Walmart, Inc.	27,169	1,634,759

		21,651,328

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,339	209,722
Bunge Global SA	940	96,369
Campbell Soup Co.	1,218	54,140
Conagra Brands, Inc.	3,191	94,581
General Mills, Inc.	3,604	252,172
Hershey Co. (The)	953	185,358
Hormel Foods Corp.	1,762	61,476
J M Smucker Co. (The)	693	87,228
Kellanova	1,648	94,414
Kraft Heinz Co. (The)	5,081	187,489
Lamb Weston Holdings, Inc.	892	95,025
McCormick & Co., Inc. (Non-Voting)	1,564	120,131
Mondelez International, Inc., Class A	8,546	598,220
Tyson Foods, Inc., Class A	1,790	105,127

		2,241,452

Household Products (0.5%)
Church & Dwight Co., Inc.	1,598	166,687
Clorox Co. (The)	814	124,632
Colgate-Palmolive Co.	5,204	468,620
Kimberly-Clark Corp.	2,121	274,351
Procter & Gamble Co. (The)	14,934	2,423,042

		3,457,332

Personal Care Products (0.5%)
Coty, Inc., Class A*	157,900	1,888,484
Estee Lauder Cos., Inc. (The), Class A	1,479	227,988
Kenvue, Inc.	11,068	237,519
Oddity Tech Ltd., Class A(x)*	20,503	890,856

		3,244,847

Tobacco (0.2%)
Altria Group, Inc.	11,152	486,450
Philip Morris International, Inc.	9,853	902,732

		1,389,182

Total Consumer Staples		51,345,935

Energy (3.8%)
Energy Equipment & Services (0.8%)
Baker Hughes Co.	137,073	4,591,945
Halliburton Co.	5,749	226,626
Schlumberger NV	9,002	493,400

		5,311,971

Oil, Gas & Consumable Fuels (3.0%)
APA Corp.	2,342	80,518
Chesapeake Energy Corp.(x)	32,396	2,877,737
Chevron Corp.	11,008	1,736,402
ConocoPhillips	7,477	951,672
Coterra Energy, Inc.	4,841	134,967
Devon Energy Corp.	4,062	203,831
Diamondback Energy, Inc.	7,333	1,453,181
EOG Resources, Inc.	3,733	477,227
EQT Corp.	2,710	100,460
Exxon Mobil Corp.	25,204	2,929,713
Hess Corp.	1,725	263,304
Kinder Morgan, Inc.	12,408	227,563
Marathon Oil Corp.	3,741	106,020
Marathon Petroleum Corp.	2,336	470,704
Occidental Petroleum Corp.	4,140	269,058
ONEOK, Inc.	3,646	292,300
Phillips 66	2,729	445,755
Pioneer Natural Resources Co.	25,176	6,608,700
Targa Resources Corp.	1,439	161,154
Valero Energy Corp.	2,173	370,909
Williams Cos., Inc. (The)	7,647	298,003

		20,459,178

Total Energy		25,771,149

Financials (7.8%)
Banks (1.4%)
Bank of America Corp.	43,698	1,657,028
Citigroup, Inc.	12,079	763,876
Citizens Financial Group, Inc.	2,979	108,108
Comerica, Inc.	774	42,562
Fifth Third Bancorp	4,337	161,380
Huntington Bancshares, Inc.	9,497	132,483
JPMorgan Chase & Co.	18,349	3,675,305
KeyCorp	5,895	93,200
M&T Bank Corp.	1,040	151,258
PNC Financial Services Group, Inc. (The)‡	2,548	411,757
Regions Financial Corp.	5,904	124,220
Truist Financial Corp.	8,423	328,329
US Bancorp	9,962	445,301
Wells Fargo & Co.	22,842	1,323,922

		9,418,729

Capital Markets (3.5%)
Ameriprise Financial, Inc.	634	277,971
Bank of New York Mellon Corp. (The)	4,820	277,728
BlackRock, Inc.‡	888	740,326
Blackstone, Inc.	4,577	601,280
Cboe Global Markets, Inc.	661	121,446
Charles Schwab Corp. (The)	9,432	682,311
CME Group, Inc.	23,777	5,118,950
FactSet Research Systems, Inc.	234	106,327
Franklin Resources, Inc.	1,785	50,176
Goldman Sachs Group, Inc. (The)	2,070	864,618
Intercontinental Exchange, Inc.	14,714	2,022,145
Invesco Ltd.	2,812	46,651
KKR & Co., Inc.	100,286	10,086,766
MarketAxess Holdings, Inc.	238	52,182
Moody’s Corp.	1,005	394,995
Morgan Stanley	7,951	748,666
MSCI, Inc.	509	285,269
Nasdaq, Inc.	2,392	150,935
Northern Trust Corp.	1,341	119,242
Raymond James Financial, Inc.	1,181	151,664
S&P Global, Inc.	2,039	867,493
State Street Corp.	1,884	145,671
T. Rowe Price Group, Inc.	1,413	172,273

		24,085,085

Consumer Finance (0.2%)
American Express Co.	3,630	826,515
Capital One Financial Corp.	2,433	362,249
Discover Financial Services	1,561	204,631
Synchrony Financial	2,640	113,837

		1,507,232

Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	11,548	4,856,165
Corpay, Inc.*	466	143,780
Fidelity National Information Services, Inc.	3,743	277,656
Fiserv, Inc.*	3,797	606,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Global Payments, Inc.	1,668	$222,945
Jack Henry & Associates, Inc.	454	78,873
Mastercard, Inc., Class A	5,236	2,521,500
Paymentus Holdings, Inc., Class A*	25,304	575,666
PayPal Holdings, Inc.*	6,773	453,723
Visa, Inc., Class A	10,038	2,801,405

		12,538,550

Insurance (0.9%)
Aflac, Inc.	3,387	290,808
Allstate Corp. (The)	1,671	289,100
American International Group, Inc.	4,483	350,436
Aon plc, Class A	1,285	428,830
Arch Capital Group Ltd.*	2,375	219,545
Arthur J Gallagher & Co.	1,371	342,805
Assurant, Inc.	343	64,566
Brown & Brown, Inc.	1,461	127,896
Chubb Ltd.	2,572	666,482
Cincinnati Financial Corp.	999	124,046
Everest Group Ltd.	268	106,530
Globe Life, Inc.	525	61,094
Hartford Financial Services Group, Inc. (The)	1,855	191,158
Loews Corp.	1,159	90,738
Marsh & McLennan Cos., Inc.	3,123	643,276
MetLife, Inc.	3,858	285,916
Principal Financial Group, Inc.	1,358	117,209
Progressive Corp. (The)	3,715	768,336
Prudential Financial, Inc.	2,304	270,490
Travelers Cos., Inc. (The)	1,433	329,791
W R Berkley Corp.	1,294	114,441
Willis Towers Watson plc	665	182,875

		6,066,368

Total Financials		53,615,964

Health Care (10.0%)
Biotechnology (1.2%)
AbbVie, Inc.	11,206	2,040,613
Amgen, Inc.	3,396	965,551
Argenx SE (ADR)*	4,700	1,850,484
Biogen, Inc.*	929	200,320
Caris Life Sciences, Inc.(r)*	69,480	126,106
Gilead Sciences, Inc.	7,890	577,943
Incyte Corp.*	1,252	71,327
Moderna, Inc.*	2,106	224,415
Regeneron Pharmaceuticals, Inc.*	671	645,831
Ultragenyx Pharmaceutical, Inc.*	20,570	960,413
Vertex Pharmaceuticals, Inc.*	1,635	683,446

		8,346,449

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	11,019	1,252,420
Align Technology, Inc.*	447	146,580
Baxter International, Inc.	3,231	138,093
Becton Dickinson & Co.	1,825	451,596
Boston Scientific Corp.*	9,276	635,313
Cooper Cos., Inc. (The)	1,296	131,492
Dentsply Sirona, Inc.	1,437	47,694
Dexcom, Inc.*	2,467	342,173
Edwards Lifesciences Corp.*	3,849	367,810
GE HealthCare Technologies, Inc.	2,539	230,820
Hologic, Inc.*	1,462	113,978
IDEXX Laboratories, Inc.*	520	280,764
Insulet Corp.*	16,328	2,798,619
Intuitive Surgical, Inc.*	2,236	892,365
Medtronic plc	8,439	735,459
ResMed, Inc.	931	184,366
STERIS plc	635	142,761
Stryker Corp.	2,146	767,989
Teleflex, Inc.	293	66,268
Zimmer Biomet Holdings, Inc.	1,334	176,061

		9,902,621

Health Care Providers & Services (3.3%)
Cardinal Health, Inc.	1,531	171,319
Cencora, Inc.	1,046	254,167
Centene Corp.*	3,366	264,164
Cigna Group (The)	1,855	673,717
CVS Health Corp.	7,987	637,043
DaVita, Inc.*	354	48,870
Elevance Health, Inc.	1,492	773,662
HCA Healthcare, Inc.	1,271	423,917
HealthEquity, Inc.*	75,311	6,147,637
Henry Schein, Inc.*	781	58,981
Humana, Inc.	788	273,215
Laboratory Corp. of America Holdings	537	117,313
McKesson Corp.	834	447,733
Molina Healthcare, Inc.*	368	151,185
Progyny, Inc.*	67,784	2,585,960
Quest Diagnostics, Inc.	722	96,105
Surgery Partners, Inc.*	156,722	4,675,017
UnitedHealth Group, Inc.	9,770	4,833,219
Universal Health Services, Inc., Class B	386	70,430

		22,703,654

Health Care Technology (0.2%)
Doximity, Inc., Class A*	43,099	1,159,794

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	1,850	269,194
Bio-Rad Laboratories, Inc., Class A*	136	47,038
Bio-Techne Corp.	989	69,616
Charles River Laboratories International, Inc.*	23,740	6,432,353
Danaher Corp.	4,174	1,042,331
ICON plc*	16,500	5,543,175
Illumina, Inc.*	1,001	137,457
IQVIA Holdings, Inc.*	1,145	289,559
Mettler-Toledo International, Inc.*	137	182,387
Revvity, Inc.	752	78,960
Thermo Fisher Scientific, Inc.	2,452	1,425,127
Waters Corp.*	377	129,775
West Pharmaceutical Services, Inc.	468	185,192

		15,832,164

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	12,914	700,326
Catalent, Inc.*	1,123	63,393
Eli Lilly and Co.	5,061	3,937,256
Johnson & Johnson	15,279	2,416,985
Merck & Co., Inc.	16,083	2,122,152
Pfizer, Inc.	35,837	994,477
Viatris, Inc.	7,603	90,780
Zoetis, Inc.	2,901	490,878

		10,816,247

Total Health Care		68,760,929

Industrials (12.0%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc.*	437	136,729
Boeing Co. (The)*	3,663	706,922
General Dynamics Corp.	1,449	409,328
Howmet Aerospace, Inc.	2,493	170,596
Huntington Ingalls Industries, Inc.	240	69,953
L3Harris Technologies, Inc.	25,674	5,471,129
Lockheed Martin Corp.	1,365	620,898
Northrop Grumman Corp.	891	426,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
RTX Corp.	8,421	$821,300
Textron, Inc.	1,225	117,514
TransDigm Group, Inc.	354	435,986

		9,386,841

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	781	59,465
Expeditors International of Washington, Inc.	893	108,562
FedEx Corp.	1,448	419,543
GXO Logistics, Inc.*	50,702	2,725,740
United Parcel Service, Inc., Class B	4,590	682,212

		3,995,522

Building Products (1.0%)
A.O. Smith Corp.	769	68,795
Allegion plc	597	80,422
Builders FirstSource, Inc.*	770	160,584
Carrier Global Corp.	5,296	307,856
Johnson Controls International plc	4,348	284,011
Masco Corp.	1,372	108,223
Trane Technologies plc	1,434	430,487
Trex Co., Inc.*	57,988	5,784,303

		7,224,681

Commercial Services & Supplies (2.4%)
Cintas Corp.	551	378,553
Copart, Inc.*	176,995	10,251,550
Republic Services, Inc.	1,286	246,192
Rollins, Inc.	1,841	85,183
Veralto Corp.	1,419	125,809
Waste Connections, Inc.	30,500	5,246,305
Waste Management, Inc.	2,312	492,803

		16,826,395

Construction & Engineering (1.2%)
Quanta Services, Inc.	919	238,756
WillScot Mobile Mini Holdings Corp.*	171,949	7,995,629

		8,234,385

Electrical Equipment (2.2%)
AMETEK, Inc.	1,474	269,595
Eaton Corp. plc	2,534	792,331
Emerson Electric Co.	3,629	411,601
Generac Holdings, Inc.*	360	45,410
Hubbell, Inc., Class B	347	144,022
nVent Electric plc	69,789	5,262,091
Rockwell Automation, Inc.	731	212,962
Shoals Technologies Group, Inc., Class A*	182,137	2,036,292
Vertiv Holdings Co., Class A	68,841	5,622,245

		14,796,549

Ground Transportation (0.7%)
CSX Corp.	12,459	461,855
JB Hunt Transport Services, Inc.	539	107,396
Norfolk Southern Corp.	1,434	365,484
Old Dominion Freight Line, Inc.	1,148	251,768
Saia, Inc.*	3,500	2,047,500
Uber Technologies, Inc.*	13,061	1,005,566
Union Pacific Corp.	3,870	951,749

		5,191,318

Industrial Conglomerates (0.3%)
3M Co.	3,539	375,382
General Electric Co.	6,908	1,212,561
Honeywell International, Inc.	4,184	858,766

		2,446,709

Machinery (0.8%)
Brain Corp.(r)*	52,300	206,909
Caterpillar, Inc.	3,231	1,183,935
Cummins, Inc.	907	267,248
Deere & Co.	1,653	678,953
Dover Corp.	873	154,687
Fortive Corp.	2,225	191,394
IDEX Corp.	468	114,201
Illinois Tool Works, Inc.	1,724	462,601
Ingersoll Rand, Inc.	2,576	244,591
Nordson Corp.	343	94,167
Otis Worldwide Corp.	2,565	254,628
PACCAR, Inc.	3,345	414,412
Parker-Hannifin Corp.	821	456,304
Pentair plc	1,022	87,320
Snap-on, Inc.	346	102,492
Stanley Black & Decker, Inc.	938	91,858
Westinghouse Air Brake Technologies Corp.	1,116	162,579
Xylem, Inc.	1,559	201,485

		5,369,764

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	3,894	59,773
Delta Air Lines, Inc.	4,062	194,448
Southwest Airlines Co.	3,762	109,813
United Airlines Holdings, Inc.*	2,141	102,511

		466,545

Professional Services (0.5%)
Automatic Data Processing, Inc.	2,607	651,072
Broadridge Financial Solutions, Inc.	743	152,211
Dayforce, Inc.*	1,050	69,521
Equifax, Inc.	772	206,525
Jacobs Solutions, Inc.	786	120,832
Leidos Holdings, Inc.	872	114,310
Paychex, Inc.	2,000	245,600
Paycom Software, Inc.	301	59,902
Paycor HCM, Inc.*	67,116	1,304,735
Robert Half, Inc.	673	53,355
Verisk Analytics, Inc.	931	219,465

		3,197,528

Trading Companies & Distributors (0.8%)
Fastenal Co.	3,661	282,410
H&E Equipment Services, Inc.	42,756	2,744,080
MSC Industrial Direct Co., Inc., Class A	17,338	1,682,480
United Rentals, Inc.	421	303,587
WW Grainger, Inc.	285	289,930

		5,302,487

Total Industrials		82,438,724

Information Technology (28.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,592	461,648
Cisco Systems, Inc.	25,791	1,287,229
F5, Inc.*	360	68,252
Juniper Networks, Inc.	2,012	74,565
Motorola Solutions, Inc.	1,064	377,699

		2,269,393

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,837	442,598
CDW Corp.	854	218,436
Corning, Inc.	4,817	158,768
Jabil, Inc.	787	105,419
Keysight Technologies, Inc.*	1,102	172,331
TE Connectivity Ltd.	1,960	284,670
Teledyne Technologies, Inc.*	295	126,649
Trimble, Inc.*	1,555	100,080
Zebra Technologies Corp., Class A*	331	99,777

		1,708,728

IT Services (1.4%)
Accenture plc, Class A	3,979	1,379,161
Akamai Technologies, Inc.*	966	105,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A	3,201	$234,601
EPAM Systems, Inc.*	373	103,008
Gartner, Inc.*	489	233,092
International Business Machines Corp.	5,808	1,109,096
Shopify, Inc., Class A*	83,547	6,447,322
VeriSign, Inc.*	542	102,714

		9,714,056

Semiconductors & Semiconductor Equipment (7.6%)
Advanced Micro Devices, Inc.*	10,255	1,850,925
Analog Devices, Inc.	3,147	622,445
Applied Materials, Inc.	5,281	1,089,101
Broadcom, Inc.	2,793	3,701,870
Enphase Energy, Inc.*	863	104,406
First Solar, Inc.*	657	110,902
Intel Corp.	26,835	1,185,302
KLA Corp.	858	599,373
Lam Research Corp.	832	808,346
Marvell Technology, Inc.	55,649	3,944,401
Microchip Technology, Inc.	3,425	307,257
Micron Technology, Inc.	6,985	823,462
Monolithic Power Systems, Inc.	2,610	1,768,066
NVIDIA Corp.	33,935	30,662,309
NXP Semiconductors NV	1,660	411,298
ON Semiconductor Corp.*	18,315	1,347,068
Qorvo, Inc.*	621	71,309
QUALCOMM, Inc.	7,083	1,199,152
Skyworks Solutions, Inc.	998	108,103
Teradyne, Inc.	985	111,138
Texas Instruments, Inc.	5,771	1,005,366

		51,831,599

Software (15.1%)
Adobe, Inc.*	11,829	5,968,913
ANSYS, Inc.*	551	191,285
AppLovin Corp., Class A*	16,000	1,107,520
Autodesk, Inc.*	6,966	1,814,086
Cadence Design Systems, Inc.*	1,717	534,468
Clear Secure, Inc., Class A	31,163	662,837
Confluent, Inc., Class A*	64,609	1,971,867
Datadog, Inc., Class A*	14,246	1,760,805
DocuSign, Inc.*	63,235	3,765,644
Everbridge, Inc.*	19,400	675,702
Fair Isaac Corp.*	157	196,189
Fortinet, Inc.*	99,683	6,809,346
Gen Digital, Inc.	3,643	81,603
Gitlab, Inc., Class A*	33,538	1,955,936
HubSpot, Inc.*	11,255	7,051,933
Intuit, Inc.	1,777	1,155,050
Klaviyo, Inc., Class A(x)*	37,691	960,367
Microsoft Corp.	69,461	29,223,632
Model N, Inc.*	27,700	788,619
Oracle Corp.	10,119	1,271,047
Palo Alto Networks, Inc.*	8,502	2,415,673
PTC, Inc.*	772	145,862
Roper Technologies, Inc.	682	382,493
Salesforce, Inc.	6,144	1,850,450
SentinelOne, Inc., Class A*	101,038	2,355,196
ServiceNow, Inc.*	23,077	17,593,905
Sprout Social, Inc., Class A(x)*	44,766	2,672,978
Synopsys, Inc.*	965	551,497
Tyler Technologies, Inc.*	265	112,628
Varonis Systems, Inc.*	50,300	2,372,651
Workday, Inc., Class A*	17,382	4,740,940

		103,141,122

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	153,578	26,335,555
Hewlett Packard Enterprise Co.	8,448	149,783
HP, Inc.	5,538	167,358
NetApp, Inc.	1,345	141,185
Seagate Technology Holdings plc	1,218	113,335
Super Micro Computer, Inc.*	309	312,099
Western Digital Corp.*	2,061	140,643

		27,359,958

Total Information Technology		196,024,856

Materials (2.2%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	1,409	341,358
Albemarle Corp.	765	100,781
Ashland, Inc.	31,200	3,037,944
Celanese Corp.	612	105,178
CF Industries Holdings, Inc.	1,251	104,096
Corteva, Inc.	4,398	253,633
Dow, Inc.	4,518	261,728
DuPont de Nemours, Inc.	2,707	207,546
Eastman Chemical Co.	777	77,871
Ecolab, Inc.	1,598	368,978
FMC Corp.	742	47,265
International Flavors & Fragrances, Inc.	1,654	142,228
Linde plc	3,078	1,429,177
LyondellBasell Industries NV, Class A	1,608	164,466
Mosaic Co. (The)	2,065	67,030
PPG Industries, Inc.	1,491	216,046
Sherwin-Williams Co. (The)	1,486	516,132

		7,441,457

Construction Materials (0.9%)
Martin Marietta Materials, Inc.	394	241,893
Summit Materials, Inc., Class A*	124,597	5,553,288
Vulcan Materials Co.	846	230,890

		6,026,071

Containers & Packaging (0.1%)
Amcor plc	9,094	86,484
Avery Dennison Corp.	521	116,313
Ball Corp.	2,039	137,347
International Paper Co.	2,236	87,248
Packaging Corp. of America	574	108,934
Westrock Co.	1,655	81,840

		618,166

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	9,200	432,584
Newmont Corp.	7,222	258,836
Nucor Corp.	1,552	307,141
Steel Dynamics, Inc.	963	142,746

		1,141,307

Total Materials		15,227,001

Real Estate (2.5%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	4,559	85,481
Ventas, Inc. (REIT)	2,626	114,336
Welltower, Inc. (REIT)	3,530	329,843

		529,660

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,567	94,446

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	5,864	763,610

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	987	127,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Properties, Inc. (REIT)	861	$56,232

		183,466

Real Estate Management & Development (0.9%)
CBRE Group, Inc., Class A*	57,417	5,583,229
CoStar Group, Inc.*	2,600	251,160

		5,834,389

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	888	164,777
Camden Property Trust (REIT)	655	64,452
Equity Residential (REIT)	2,190	138,211
Essex Property Trust, Inc. (REIT)	393	96,211
Invitation Homes, Inc. (REIT)	3,712	132,184
Mid-America Apartment Communities, Inc. (REIT)	774	101,843
UDR, Inc. (REIT)	1,980	74,072

		771,750

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	454	46,362
Kimco Realty Corp. (REIT)	4,016	78,754
Realty Income Corp. (REIT)	5,297	286,568
Regency Centers Corp. (REIT)	1,052	63,709
Simon Property Group, Inc. (REIT)	2,065	323,152

		798,545

Specialized REITs (1.2%)
American Tower Corp. (REIT)	2,953	583,483
Crown Castle, Inc. (REIT)	2,764	292,514
Digital Realty Trust, Inc. (REIT)	1,951	281,022
Equinix, Inc. (REIT)	592	488,595
Extra Space Storage, Inc. (REIT)	1,330	195,510
Iron Mountain, Inc. (REIT)	1,829	146,704
Public Storage (REIT)	995	288,610
SBA Communications Corp. (REIT)	24,535	5,316,735
VICI Properties, Inc. (REIT), Class A	6,514	194,052
Weyerhaeuser Co. (REIT)	4,654	167,125

		7,954,350

Total Real Estate		16,930,216

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,693	85,327
American Electric Power Co., Inc.	3,350	288,435
Constellation Energy Corp.	2,026	374,506
Duke Energy Corp.	4,871	471,075
Edison International	2,447	173,076
Entergy Corp.	1,318	139,286
Evergy, Inc.	1,537	82,045
Eversource Energy	2,287	136,694
Exelon Corp.	6,252	234,888
FirstEnergy Corp.	3,283	126,790
NextEra Energy, Inc.	13,022	832,236
NRG Energy, Inc.	1,390	94,089
PG&E Corp.	13,541	226,947
Pinnacle West Capital Corp.	762	56,944
PPL Corp.	4,717	129,859
Southern Co. (The)	6,878	493,428
Xcel Energy, Inc.	3,516	188,985

		4,134,610

Gas Utilities (0.0%)†
Atmos Energy Corp.	994	118,157

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,253	76,256

Multi-Utilities (0.3%)
Ameren Corp.	1,661	122,847
CenterPoint Energy, Inc.	3,964	112,934
CMS Energy Corp.	1,813	109,396
Consolidated Edison, Inc.	2,200	199,782
Dominion Energy, Inc.	5,273	259,379
DTE Energy Co.	1,333	149,483
NiSource, Inc.	2,744	75,899
Public Service Enterprise Group, Inc.	3,129	208,955
Sempra	3,971	285,237
WEC Energy Group, Inc.	2,015	165,472

		1,689,384

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,266	154,718

Total Utilities		6,173,125

Total Common Stocks (89.9%) (Cost $447,763,405)		615,679,291

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	89,447

Total Preferred Stock (0.0%)† (Cost $300,833)		89,447

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.3%)
Communication Services (0.3%)
Entertainment (0.3%)
Live Nation Entertainment, Inc.
3.125%, 1/15/29	$1,955,000	2,344,827

Total Communication Services		2,344,827

Total Long-Term Debt Securities (0.3%) (Cost $2,047,544)		2,344,827

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,050,873	$5,050,873
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	61,233,220	61,257,713

Total Investment Companies		66,308,586

Total Short-Term Investments (9.7%) (Cost $66,308,574)		66,308,586

Total Investments in Securities (99.9%) (Cost $516,420,356)		684,422,151
Other Assets Less Liabilities (0.1%)		795,562

Net Assets (100%)		$685,217,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $5,008,260. This was collateralized by $91,002 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/18/24 - 2/15/54 and by cash of $5,050,873 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	2,548	404,623	—	(9,828)	(2,977)	19,939	411,757	4,050	—
Capital Markets
BlackRock, Inc.	888	748,480	—	(26,693)	(4,064)	22,603	740,326	4,595	—

Total		1,153,103	—	(36,521)	(7,041)	42,542	1,152,083	8,645	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	255	6/2024	USD	67,683,375	1,299,493

					1,299,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,324,103	$—	$—	$35,324,103
Consumer Discretionary	64,067,289	—	—	64,067,289
Consumer Staples	51,345,935	—	—	51,345,935
Energy	25,771,149	—	—	25,771,149
Financials	53,615,964	—	—	53,615,964
Health Care	68,634,823	—	126,106	68,760,929
Industrials	82,231,815	—	206,909	82,438,724
Information Technology	196,024,856	—	—	196,024,856
Materials	15,227,001	—	—	15,227,001
Real Estate	16,930,216	—	—	16,930,216
Utilities	6,173,125	—	—	6,173,125
Convertible Bond
Communication Services	—	2,344,827	—	2,344,827
Future	1,299,493	—	—	1,299,493
Preferred Stock
Information Technology	—	—	89,447	89,447
Short-Term Investments
Investment Companies	66,308,586	—	—	66,308,586

Total Assets	$682,954,355	$2,344,827	$422,462	$685,721,644

Total Liabilities	$—	$—	$—	$—

Total	$682,954,355	$2,344,827	$422,462	$685,721,644

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197,644,295
Aggregate gross unrealized depreciation	(31,061,596)

Net unrealized appreciation	$166,582,699

Federal income tax cost of investments in securities and derivative instruments, if applicable	$519,138,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (8.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,028,578	$18,102,973
Cogent Communications Holdings, Inc.(x)	4,300	280,919
Frontier Communications Parent, Inc.*	37,900	928,550
Globalstar, Inc.*	25,800	37,926
Iridium Communications, Inc.	18,800	491,808
Verizon Communications, Inc.	604,594	25,368,764

		45,210,940

Entertainment (1.3%)
Electronic Arts, Inc.	41,000	5,439,470
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	175,926
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	2,058,463
Liberty Media Corp.-Liberty Live, Class C*	9,934	435,308
Live Nation Entertainment, Inc.*	25,200	2,665,404
Madison Square Garden Sports Corp.*	1,300	239,876
Netflix, Inc.*	61,600	37,411,528
Playtika Holding Corp.	34,142	240,701
ROBLOX Corp., Class A*	68,100	2,600,058
Roku, Inc.*	18,500	1,205,645
Spotify Technology SA*	19,760	5,214,664
Take-Two Interactive Software, Inc.*	25,011	3,713,883
TKO Group Holdings, Inc., Class A	6,600	570,306
Walt Disney Co. (The)	257,539	31,512,472
Warner Bros Discovery, Inc.*	314,246	2,743,368

		96,227,072

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A*	837,040	126,334,447
Alphabet, Inc., Class C*	707,000	107,647,820
Cargurus, Inc., Class A*	15,000	346,200
IAC, Inc.*	10,150	541,401
Match Group, Inc.*	44,698	1,621,643
Meta Platforms, Inc., Class A	311,587	151,300,416
Pinterest, Inc., Class A*	90,600	3,141,102
TripAdvisor, Inc.*	17,100	475,209
Yelp, Inc., Class A*	8,100	319,140
Ziff Davis, Inc.*	3,800	239,552
ZoomInfo Technologies, Inc., Class A*	42,500	681,275

		392,648,205

Media (0.7%)
Cable One, Inc.	500	211,565
Charter Communications, Inc., Class A*	14,979	4,353,347
Comcast Corp., Class A	569,748	24,698,576
Fox Corp., Class A	38,308	1,197,891
Interpublic Group of Cos., Inc. (The)	61,700	2,013,271
John Wiley & Sons, Inc., Class A	800	30,504
Liberty Broadband Corp., Class A*	1,000	57,120
Liberty Broadband Corp., Class C*	22,328	1,277,832
Liberty Media Corp.-Liberty SiriusXM*	34,365	1,020,984
New York Times Co. (The), Class A	31,600	1,365,752
News Corp., Class A	66,861	1,750,421
News Corp., Class B	13,800	373,428
Nexstar Media Group, Inc., Class A	6,272	1,080,603
Omnicom Group, Inc.	33,700	3,260,812
Paramount Global, Class B	95,316	1,121,869
Sirius XM Holdings, Inc.	95,900	372,092
TEGNA, Inc.	17,800	265,932
Trade Desk, Inc. (The), Class A*	68,760	6,010,999

		50,462,998

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	76,503	12,486,819

Total Communication Services		597,036,034

Consumer Discretionary (10.4%)
Automobile Components (0.2%)
Adient plc*	15,253	502,129
Aptiv plc*	43,900	3,496,635
BorgWarner, Inc.	35,360	1,228,406
Dana, Inc.	19,100	242,570
Dorman Products, Inc.*	2,600	250,614
Fox Factory Holding Corp.*	6,900	359,283
Gentex Corp.	38,800	1,401,456
Goodyear Tire & Rubber Co. (The)*	39,400	540,962
LCI Industries	3,100	381,486
Lear Corp.	10,600	1,535,728
Modine Manufacturing Co.(x)*	7,200	685,368
Phinia, Inc.	7,072	271,777
QuantumScape Corp., Class A*	33,400	210,086
Visteon Corp.*	4,100	482,201

		11,588,701

Automobiles (1.2%)
Ford Motor Co.	559,936	7,435,950
General Motors Co.	197,200	8,943,020
Harley-Davidson, Inc.	20,850	911,979
Lucid Group, Inc.(x)*	82,300	234,555
Rivian Automotive, Inc., Class A*	95,884	1,049,930
Tesla, Inc.*	388,627	68,316,740
Thor Industries, Inc.	10,700	1,255,538

		88,147,712

Broadline Retail (3.3%)
Amazon.com, Inc.*	1,269,060	228,913,043
Coupang, Inc., Class A*	161,600	2,874,864
Dillard’s, Inc., Class A(x)	1,200	565,968
eBay, Inc.	75,270	3,972,750
Etsy, Inc.*	20,900	1,436,248
Macy’s, Inc.	38,800	775,612
Nordstrom, Inc.	19,800	401,346
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	803,657

		239,743,488

Distributors (0.1%)
Genuine Parts Co.	21,500	3,330,995
LKQ Corp.	37,900	2,024,239
Pool Corp.	6,400	2,582,400

		7,937,634

Diversified Consumer Services (0.1%)
ADT, Inc.	55,314	371,710
Bright Horizons Family Solutions, Inc.*	12,000	1,360,320
Coursera, Inc.*	13,100	183,662
Duolingo, Inc., Class A*	4,800	1,058,784
Graham Holdings Co., Class B	800	614,144
Grand Canyon Education, Inc.*	2,800	381,388
H&R Block, Inc.	25,450	1,249,850
Mister Car Wash, Inc.*	23,900	185,225
Service Corp. International	23,900	1,773,619
Strategic Education, Inc.	2,600	270,712

		7,449,414

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	58,000	9,567,680
Aramark	35,100	1,141,452
Booking Holdings, Inc.	5,080	18,429,630
Boyd Gaming Corp.	15,000	1,009,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Caesars Entertainment, Inc.*	33,000	$1,443,420
Carnival Corp.*	141,160	2,306,554
Chipotle Mexican Grill, Inc.*	3,900	11,336,403
Choice Hotels International, Inc.(x)	2,500	315,875
Churchill Downs, Inc.	13,200	1,633,500
Cracker Barrel Old Country Store, Inc.(x)	3,500	254,555
Darden Restaurants, Inc.	18,750	3,134,062
Domino’s Pizza, Inc.	5,100	2,534,088
DoorDash, Inc., Class A*	44,498	6,128,265
DraftKings, Inc., Class A*	61,700	2,801,797
Expedia Group, Inc.*	19,587	2,698,109
Hilton Grand Vacations, Inc.*	11,340	535,361
Hilton Worldwide Holdings, Inc.	36,887	7,868,366
Hyatt Hotels Corp., Class A	7,100	1,133,302
International Game Technology plc	11,100	250,749
Las Vegas Sands Corp.	57,000	2,946,900
Light & Wonder, Inc.*	15,800	1,613,022
Marriott International, Inc., Class A	34,805	8,781,650
McDonald’s Corp.	103,421	29,159,551
MGM Resorts International*	50,200	2,369,942
Norwegian Cruise Line Holdings Ltd.*	55,300	1,157,429
Papa John’s International, Inc.	5,200	346,320
Penn Entertainment, Inc.*	22,000	400,620
Planet Fitness, Inc., Class A*	12,600	789,138
Red Rock Resorts, Inc., Class A	6,100	364,902
Royal Caribbean Cruises Ltd.*	33,350	4,635,984
Starbucks Corp.	158,900	14,521,871
Texas Roadhouse, Inc., Class A	11,500	1,776,405
Travel + Leisure Co.	5,470	267,811
United Parks & Resorts, Inc.*	7,200	404,712
Vail Resorts, Inc.	6,500	1,448,395
Wendy’s Co. (The)	25,900	487,956
Wingstop, Inc.	5,500	2,015,200
Wyndham Hotels & Resorts, Inc.	14,570	1,118,248
Wynn Resorts Ltd.	15,800	1,615,234
Yum! Brands, Inc.	41,940	5,814,981

		156,559,239

Household Durables (0.5%)
DR Horton, Inc.	47,300	7,783,215
Garmin Ltd.	21,900	3,260,253
Helen of Troy Ltd.*	1,700	195,908
Installed Building Products, Inc.	2,700	698,571
KB Home	10,100	715,888
Leggett & Platt, Inc.	10,100	193,415
Lennar Corp., Class A	34,989	6,017,408
Lennar Corp., Class B	1,300	200,434
LGI Homes, Inc.*	3,600	418,932
M/I Homes, Inc.*	3,900	531,531
Meritage Homes Corp.	5,500	965,030
Mohawk Industries, Inc.*	11,400	1,492,146
Newell Brands, Inc.	69,090	554,793
NVR, Inc.*	400	3,239,984
PulteGroup, Inc.	30,600	3,690,972
Skyline Champion Corp.*	7,600	646,076
Sonos, Inc.*	13,700	261,122
Taylor Morrison Home Corp., Class A*	14,900	926,333
Tempur Sealy International, Inc.	25,500	1,448,910
Toll Brothers, Inc.	15,300	1,979,361
TopBuild Corp.*	4,711	2,076,279
Tri Pointe Homes, Inc.*	12,800	494,848
Whirlpool Corp.	11,020	1,318,323
Worthington Enterprises, Inc.	7,600	472,948

		39,582,680

Leisure Products (0.1%)
Acushnet Holdings Corp.	6,600	435,270
Brunswick Corp.	14,900	1,438,148
Hasbro, Inc.	22,600	1,277,352
Mattel, Inc.*	54,800	1,085,588
Peloton Interactive, Inc., Class A*	44,903	192,409
Polaris, Inc.	7,900	790,948
Topgolf Callaway Brands Corp.*	16,300	263,571
YETI Holdings, Inc.*	12,900	497,295

		5,980,581

Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class A*	6,900	864,777
Academy Sports & Outdoors, Inc.	12,400	837,496
Advance Auto Parts, Inc.	8,500	723,265
American Eagle Outfitters, Inc.	25,800	665,382
Asbury Automotive Group, Inc.*	3,300	778,074
AutoNation, Inc.*	6,500	1,076,270
AutoZone, Inc.*	2,490	7,847,609
Bath & Body Works, Inc.	41,190	2,060,324
Best Buy Co., Inc.	31,110	2,551,953
Burlington Stores, Inc.*	10,000	2,321,900
CarMax, Inc.*	26,850	2,338,904
Carvana Co.(x)*	12,800	1,125,248
Dick’s Sporting Goods, Inc.	8,300	1,866,338
Five Below, Inc.*	8,200	1,487,316
Floor & Decor Holdings, Inc., Class A*	16,700	2,164,654
Foot Locker, Inc.	12,100	344,850
GameStop Corp., Class A*	39,200	490,784
Group 1 Automotive, Inc.	1,900	555,237
Home Depot, Inc. (The)	140,840	54,026,224
Lithia Motors, Inc., Class A	4,300	1,293,698
Lowe’s Cos., Inc.	82,463	21,005,800
Monro, Inc.	1,800	56,772
Murphy USA, Inc.	3,855	1,616,016
O’Reilly Automotive, Inc.*	8,450	9,539,036
RH*	2,769	964,332
Ross Stores, Inc.	47,620	6,988,711
Signet Jewelers Ltd.	6,300	630,441
TJX Cos., Inc. (The)	167,700	17,008,134
Tractor Supply Co.	16,700	4,370,724
Ulta Beauty, Inc.*	7,000	3,660,160
Upbound Group, Inc.	9,600	338,016
Valvoline, Inc.*	29,388	1,309,823
Victoria’s Secret & Co.*	13,730	266,087
Wayfair, Inc., Class A(x)*	11,600	787,408
Williams-Sonoma, Inc.	9,500	3,016,535

		156,978,298

Textiles, Apparel & Luxury Goods (0.5%)
Birkenstock Holding plc(x)*	7,400	349,650
Capri Holdings Ltd.*	25,200	1,141,560
Carter’s, Inc.	4,180	353,962
Columbia Sportswear Co.	5,200	422,136
Crocs, Inc.*	9,300	1,337,340
Deckers Outdoor Corp.*	3,900	3,670,914
Lululemon Athletica, Inc.*	16,000	6,250,400
NIKE, Inc., Class B	170,820	16,053,664
PVH Corp.	11,881	1,670,588
Ralph Lauren Corp.	6,470	1,214,807
Skechers USA, Inc., Class A*	20,300	1,243,578
Tapestry, Inc.	41,827	1,985,946
Under Armour, Inc., Class A*	44,900	331,362
VF Corp.	60,000	920,400

		36,946,307

Total Consumer Discretionary		750,914,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Consumer Staples (5.5%)
Beverages (1.3%)
Brown-Forman Corp., Class A	9,500	$503,025
Brown-Forman Corp., Class B	33,475	1,727,979
Celsius Holdings, Inc.*	24,900	2,064,708
Coca-Cola Co. (The)	552,040	33,773,807
Coca-Cola Consolidated, Inc.	100	84,641
Constellation Brands, Inc., Class A	24,000	6,522,240
Keurig Dr Pepper, Inc.	132,810	4,073,283
Molson Coors Beverage Co., Class B	30,150	2,027,588
Monster Beverage Corp.*	110,200	6,532,656
PepsiCo, Inc.	195,290	34,177,703

		91,487,630

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	61,400	1,316,416
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,565,955
Casey’s General Stores, Inc.	5,200	1,655,940
Costco Wholesale Corp.	62,850	46,045,796
Dollar General Corp.	32,300	5,040,738
Dollar Tree, Inc.*	32,523	4,330,437
Kroger Co. (The)	91,420	5,222,825
Performance Food Group Co.*	23,132	1,726,572
Sprouts Farmers Market, Inc.*	16,300	1,051,024
Sysco Corp.	71,450	5,800,311
Target Corp.	64,560	11,440,678
US Foods Holding Corp.*	30,600	1,651,482
Walgreens Boots Alliance, Inc.	114,980	2,493,916
Walmart, Inc.	611,160	36,773,497

		126,115,587

Food Products (0.8%)
Archer-Daniels-Midland Co.	80,060	5,028,569
Bunge Global SA	22,080	2,263,642
Campbell Soup Co.	31,300	1,391,285
Conagra Brands, Inc.	77,592	2,299,827
Darling Ingredients, Inc.*	28,800	1,339,488
Flowers Foods, Inc.	28,800	684,000
Freshpet, Inc.*	6,100	706,746
General Mills, Inc.	85,000	5,947,450
Hershey Co. (The)	21,950	4,269,275
Hormel Foods Corp.	44,500	1,552,605
Ingredion, Inc.	12,200	1,425,570
J M Smucker Co. (The)	17,503	2,203,103
Kellanova	39,100	2,240,039
Kraft Heinz Co. (The)	118,536	4,373,978
Lamb Weston Holdings, Inc.	22,050	2,348,986
McCormick & Co., Inc. (Non-Voting)	39,700	3,049,357
Mondelez International, Inc., Class A	198,010	13,860,700
Post Holdings, Inc.*	9,400	999,032
Tyson Foods, Inc., Class A	39,200	2,302,216

		58,285,868

Household Products (1.1%)
Church & Dwight Co., Inc.	33,700	3,515,247
Clorox Co. (The)	19,950	3,054,545
Colgate-Palmolive Co.	114,720	10,330,536
Kimberly-Clark Corp.	49,000	6,338,150
Procter & Gamble Co. (The)	333,745	54,150,126

		77,388,604

Personal Care Products (0.2%)
BellRing Brands, Inc.*	19,717	1,163,894
Coty, Inc., Class A*	53,200	636,272
e.l.f. Beauty, Inc.*	7,400	1,450,622
Estee Lauder Cos., Inc. (The), Class A	34,800	5,364,420
Kenvue, Inc.	250,956	5,385,516

		14,000,724

Tobacco (0.4%)
Altria Group, Inc.	256,590	11,192,456
Philip Morris International, Inc.	222,930	20,424,846

		31,617,302

Total Consumer Staples		398,895,715

Energy (4.1%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	143,384	4,803,364
Cactus, Inc., Class A	10,400	520,936
ChampionX Corp.	31,995	1,148,300
Dril-Quip, Inc.*	1,000	22,530
Halliburton Co.	141,130	5,563,345
Helmerich & Payne, Inc.	16,200	681,372
Liberty Energy, Inc., Class A	21,863	453,001
Noble Corp. plc	13,200	640,068
NOV, Inc.	59,880	1,168,858
Oceaneering International, Inc.*	14,000	327,600
Patterson-UTI Energy, Inc.	51,000	608,940
Schlumberger NV	203,355	11,145,887
Seadrill Ltd.*	7,700	387,310
TechnipFMC plc	64,700	1,624,617
Tidewater, Inc.*	7,500	690,000
Valaris Ltd.*	9,900	745,074
Weatherford International plc*	7,900	911,818

		31,443,020

Oil, Gas & Consumable Fuels (3.7%)
Antero Midstream Corp.	54,300	763,458
Antero Resources Corp.*	51,000	1,479,000
APA Corp.	45,380	1,560,164
California Resources Corp.	8,300	457,330
Callon Petroleum Co.(x)*	10,300	368,328
Cheniere Energy, Inc.	35,800	5,773,824
Chesapeake Energy Corp.	19,700	1,749,951
Chevron Corp.	245,540	38,731,480
Chord Energy Corp.	7,345	1,309,173
Civitas Resources, Inc.	12,000	910,920
Clean Energy Fuels Corp.*	52,500	140,700
CNX Resources Corp.*	26,300	623,836
Comstock Resources, Inc.	36,500	338,720
ConocoPhillips	171,012	21,766,407
Coterra Energy, Inc.	110,235	3,073,352
Devon Energy Corp.	101,194	5,077,915
Diamondback Energy, Inc.	27,041	5,358,715
DT Midstream, Inc.	17,200	1,050,920
EOG Resources, Inc.	85,600	10,943,104
EQT Corp.	57,000	2,112,990
Equitrans Midstream Corp.	42,801	534,584
Excelerate Energy, Inc., Class A	4,700	75,294
Exxon Mobil Corp.#	570,169	66,276,444
Golar LNG Ltd.	11,300	271,878
Hess Corp.	40,720	6,215,501
HF Sinclair Corp.	23,686	1,429,924
HighPeak Energy, Inc.	400	6,308
Kinder Morgan, Inc.	276,171	5,064,976
Kosmos Energy Ltd.*	91,800	547,128
Magnolia Oil & Gas Corp., Class A(x)	28,400	736,980
Marathon Oil Corp.	90,490	2,564,487
Marathon Petroleum Corp.	54,133	10,907,799
Matador Resources Co.	18,200	1,215,214
Murphy Oil Corp.	24,100	1,101,370
New Fortress Energy, Inc.	17,693	541,229
Northern Oil & Gas, Inc.	5,300	210,304
Occidental Petroleum Corp.	102,935	6,689,746
ONEOK, Inc.	83,013	6,655,152
Ovintiv, Inc.	45,700	2,371,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PBF Energy, Inc., Class A	14,700	$846,279
Permian Resources Corp.	48,100	849,446
Phillips 66	63,488	10,370,130
Pioneer Natural Resources Co.	34,322	9,009,525
Range Resources Corp.	38,900	1,339,327
SM Energy Co.	19,000	947,150
Southwestern Energy Co.*	159,700	1,210,526
Targa Resources Corp.	35,900	4,020,441
Texas Pacific Land Corp.	3,000	1,735,530
Valero Energy Corp.	48,430	8,266,517
Williams Cos., Inc. (The)	177,279	6,908,563
World Kinect Corp.	10,700	283,015

		262,792,884

Total Energy		294,235,904

Financials (13.8%)
Banks (3.5%)
Ameris Bancorp	6,900	333,822
Axos Financial, Inc.*	8,300	448,532
BancFirst Corp.	3,600	316,908
Bank of America Corp.	983,546	37,296,064
Bank of Hawaii Corp.	7,400	461,686
Bank of NT Butterfield & Son Ltd. (The)	900	28,791
Bank OZK	17,300	786,458
BankUnited, Inc.	15,200	425,600
Banner Corp.	1,100	52,800
Berkshire Hills Bancorp, Inc.	300	6,876
BOK Financial Corp.	4,050	372,600
Brookline Bancorp, Inc.	5,500	54,780
Cadence Bank	29,750	862,750
Cathay General Bancorp	8,930	337,822
Citigroup, Inc.	271,084	17,143,352
Citizens Financial Group, Inc.	79,178	2,873,370
City Holding Co.	1,430	149,035
Columbia Banking System, Inc.	29,226	565,523
Columbia Financial, Inc.*	6,000	103,260
Comerica, Inc.	23,900	1,314,261
Commerce Bancshares, Inc.	18,473	982,764
Community Bank System, Inc.	7,000	336,210
Cullen/Frost Bankers, Inc.	12,200	1,373,354
CVB Financial Corp.	20,700	369,288
Dime Community Bancshares, Inc.	297	5,720
East West Bancorp, Inc.	24,200	1,914,462
Eastern Bankshares, Inc.	32,000	440,960
Enterprise Financial Services Corp.	100	4,056
FB Financial Corp.	600	22,596
Fifth Third Bancorp	109,145	4,061,285
First Bancorp	24,700	433,238
First Busey Corp.	1,833	44,084
First Citizens BancShares, Inc., Class A	1,572	2,570,220
First Commonwealth Financial Corp.	3,500	48,720
First Financial Bancorp	7,400	165,908
First Financial Bankshares, Inc.	18,000	590,580
First Financial Corp.	5,300	203,149
First Hawaiian, Inc.	14,200	311,832
First Horizon Corp.	92,350	1,422,190
First Interstate BancSystem, Inc., Class A	10,696	291,038
First Merchants Corp.	4,200	146,580
FNB Corp.	46,456	655,030
Fulton Financial Corp.	28,500	452,865
Glacier Bancorp, Inc.	20,100	809,628
Hancock Whitney Corp.	8,124	374,029
Heartland Financial USA, Inc.	800	28,120
Hilltop Holdings, Inc.	8,700	272,484
Home BancShares, Inc.	27,800	683,046
HomeStreet, Inc.	900	13,545
Hope Bancorp, Inc.	3,383	38,938
Huntington Bancshares, Inc.	238,224	3,323,225
Independent Bank Corp.	5,000	260,100
Independent Bank Group, Inc.	1,700	77,605
International Bancshares Corp.	6,800	381,752
JPMorgan Chase & Co.	406,625	81,446,987
Kearny Financial Corp.	9,432	60,742
KeyCorp	147,802	2,336,750
Live Oak Bancshares, Inc.	3,400	141,134
M&T Bank Corp.	23,612	3,434,129
NBT Bancorp, Inc.	2,600	95,368
NU Holdings Ltd., Class A*	340,200	4,058,586
OceanFirst Financial Corp.	3,200	52,512
Old National Bancorp	46,300	806,083
Pacific Premier Bancorp, Inc.	14,300	343,200
Park National Corp.	200	27,170
Pinnacle Financial Partners, Inc.	16,056	1,378,889
PNC Financial Services Group, Inc. (The)	56,818	9,181,789
Popular, Inc.	14,350	1,264,091
Prosperity Bancshares, Inc.	13,412	882,241
Regions Financial Corp.	144,700	3,044,488
Renasant Corp.	300	9,396
S&T Bancorp, Inc.	4,200	134,736
ServisFirst Bancshares, Inc.	6,300	418,068
Simmons First National Corp., Class A	7,700	149,842
SouthState Corp.	12,098	1,028,693
Synovus Financial Corp.	23,113	925,907
TFS Financial Corp.	20,000	251,200
Tompkins Financial Corp.	2,639	132,715
Towne Bank	6,179	173,383
Truist Financial Corp.	193,060	7,525,479
Trustmark Corp.	850	23,893
UMB Financial Corp.	4,900	426,251
United Bankshares, Inc.	20,400	730,116
United Community Banks, Inc.	10,000	263,200
US Bancorp	226,190	10,110,693
Valley National Bancorp	46,100	366,956
WaFd, Inc.	4,300	124,829
Webster Financial Corp.	34,188	1,735,725
Wells Fargo & Co.	516,973	29,963,755
WesBanco, Inc.	4,600	137,126
Western Alliance Bancorp	20,800	1,335,152
Wintrust Financial Corp.	11,500	1,200,485
WSFS Financial Corp.	8,990	405,809
Zions Bancorp NA	28,300	1,228,220

		254,398,679

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	8,140	1,363,206
Ameriprise Financial, Inc.	14,660	6,427,530
Ares Management Corp., Class A	22,481	2,989,523
Artisan Partners Asset Management, Inc., Class A	6,005	274,849
Bank of New York Mellon Corp. (The)	116,650	6,721,373
BlackRock, Inc.	21,363	17,810,333
Blackstone, Inc.	102,700	13,491,699
Blue Owl Capital, Inc., Class A	62,400	1,176,864
Brightsphere Investment Group, Inc.	600	13,704
Carlyle Group, Inc. (The)	32,000	1,501,120
Cboe Global Markets, Inc.	17,600	3,233,648
Charles Schwab Corp. (The)	208,775	15,102,784
CME Group, Inc.	52,565	11,316,719
Cohen & Steers, Inc.	5,200	399,828
Coinbase Global, Inc., Class A*	24,000	6,362,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Evercore, Inc., Class A	7,000	$1,348,130
FactSet Research Systems, Inc.	6,200	2,817,218
Franklin Resources, Inc.	54,890	1,542,958
Goldman Sachs Group, Inc. (The)	45,500	19,004,895
Hamilton Lane, Inc., Class A	1,500	169,140
Houlihan Lokey, Inc., Class A	6,600	846,054
Interactive Brokers Group, Inc., Class A	14,040	1,568,408
Intercontinental Exchange, Inc.	83,716	11,505,090
Invesco Ltd.	66,200	1,098,258
Janus Henderson Group plc	18,600	611,754
Jefferies Financial Group, Inc.	35,588	1,569,431
KKR & Co., Inc.	95,291	9,584,369
Lazard, Inc.	12,500	523,375
LPL Financial Holdings, Inc.	10,600	2,800,520
MarketAxess Holdings, Inc.	5,660	1,240,955
Moelis & Co., Class A	5,900	334,943
Moody’s Corp.	22,450	8,823,523
Morgan Stanley	171,587	16,156,632
Morningstar, Inc.	3,200	986,784
MSCI, Inc.	11,134	6,240,050
Nasdaq, Inc.	52,300	3,300,130
Northern Trust Corp.	33,350	2,965,482
Piper Sandler Cos.	1,800	357,282
Raymond James Financial, Inc.	30,000	3,852,600
Robinhood Markets, Inc., Class A*	86,000	1,731,180
S&P Global, Inc.	46,434	19,755,345
SEI Investments Co.	16,150	1,161,185
State Street Corp.	49,250	3,808,010
StepStone Group, Inc., Class A	4,400	157,256
Stifel Financial Corp.	15,508	1,212,260
T. Rowe Price Group, Inc.	31,280	3,813,658
Tradeweb Markets, Inc., Class A	15,000	1,562,550
Virtu Financial, Inc., Class A	15,500	318,060
XP, Inc., Class A	49,000	1,257,340

		222,210,885

Consumer Finance (0.6%)
Ally Financial, Inc.	53,469	2,170,307
American Express Co.	82,756	18,842,714
Capital One Financial Corp.	55,970	8,333,373
Discover Financial Services	37,370	4,898,833
FirstCash Holdings, Inc.	7,272	927,471
Navient Corp.	25,584	445,162
Nelnet, Inc., Class A	4,000	378,600
OneMain Holdings, Inc.	17,900	914,511
SLM Corp.	32,084	699,110
SoFi Technologies, Inc.*	123,000	897,900
Synchrony Financial	68,052	2,934,402

		41,442,383

Financial Services (4.1%)
Affirm Holdings, Inc., Class A(x)*	27,200	1,013,472
Apollo Global Management, Inc.	76,986	8,657,076
Berkshire Hathaway, Inc., Class B*	257,936	108,467,247
Block, Inc., Class A*	80,124	6,776,888
Corebridge Financial, Inc.	27,800	798,694
Corpay, Inc.*	10,500	3,239,670
Enact Holdings, Inc.	10,900	339,862
Essent Group Ltd.	17,600	1,047,376
Euronet Worldwide, Inc.*	10,000	1,099,300
Evertec, Inc.	2,500	99,750
Fidelity National Information Services, Inc.	89,869	6,666,482
Fiserv, Inc.*	85,302	13,632,966
Flywire Corp.*	14,600	362,226
Global Payments, Inc.	38,276	5,115,970
Jack Henry & Associates, Inc.	11,430	1,985,734
Jackson Financial, Inc., Class A	11,800	780,452
Marqeta, Inc., Class A*	66,800	398,128
Mastercard, Inc., Class A	116,900	56,295,533
MGIC Investment Corp.	42,500	950,300
Mr Cooper Group, Inc.*	10,400	810,680
NCR Atleos Corp.*	3,300	65,175
PayPal Holdings, Inc.*	155,653	10,427,194
PennyMac Financial Services, Inc.	3,833	349,148
Radian Group, Inc.	26,500	886,955
Rocket Cos., Inc., Class A*	32,900	478,695
Shift4 Payments, Inc., Class A*	7,800	515,346
StoneCo Ltd., Class A*	41,000	681,010
Toast, Inc., Class A*	52,200	1,300,824
Visa, Inc., Class A	224,712	62,712,625
Voya Financial, Inc.	14,900	1,101,408
Walker & Dunlop, Inc.	3,700	373,922
Western Union Co. (The)	59,560	832,649
WEX, Inc.*	7,600	1,805,228

		300,067,985

Insurance (2.4%)
Aflac, Inc.	87,100	7,478,406
Allstate Corp. (The)	40,040	6,927,320
American Equity Investment Life Holding Co.*	7,400	416,028
American Financial Group, Inc.	12,030	1,641,854
American International Group, Inc.	107,436	8,398,272
Aon plc, Class A	29,419	9,817,709
Arch Capital Group Ltd.*	53,900	4,982,516
Arthur J Gallagher & Co.	31,800	7,951,272
Assurant, Inc.	9,000	1,694,160
Assured Guaranty Ltd.	7,800	680,550
Axis Capital Holdings Ltd.	17,270	1,122,895
Brighthouse Financial, Inc.*	5,832	300,581
Brown & Brown, Inc.	39,900	3,492,846
BRP Group, Inc., Class A*	1,400	40,516
Chubb Ltd.	57,951	15,016,843
Cincinnati Financial Corp.	24,720	3,069,482
CNA Financial Corp.	6,900	313,398
CNO Financial Group, Inc.	14,100	387,468
Employers Holdings, Inc.	600	27,234
Enstar Group Ltd.*	1,400	435,064
Everest Group Ltd.	6,100	2,424,750
F&G Annuities & Life, Inc.	7,736	313,695
Fidelity National Financial, Inc.	43,180	2,292,858
First American Financial Corp.	17,600	1,074,480
Genworth Financial, Inc., Class A*	71,100	457,173
Globe Life, Inc.	15,905	1,850,865
Hanover Insurance Group, Inc. (The)	6,190	842,892
Hartford Financial Services Group, Inc. (The)	41,510	4,277,605
Kemper Corp.	2,582	159,877
Kinsale Capital Group, Inc.	3,800	1,994,012
Lincoln National Corp.	30,350	969,076
Loews Corp.	33,092	2,590,773
Markel Group, Inc.*	2,160	3,286,397
Marsh & McLennan Cos., Inc.	71,150	14,655,477
MBIA, Inc.(x)	3,100	20,956
MetLife, Inc.	95,460	7,074,541
Old Republic International Corp.	47,894	1,471,304
Palomar Holdings, Inc.*	400	33,532
Primerica, Inc.	5,900	1,492,464
Principal Financial Group, Inc.	37,700	3,253,887
ProAssurance Corp.*	600	7,716
Progressive Corp. (The)	84,600	17,496,972
Prudential Financial, Inc.	54,131	6,354,979
Reinsurance Group of America, Inc.	9,310	1,795,713
RenaissanceRe Holdings Ltd.	6,560	1,541,797
RLI Corp.	8,880	1,318,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ryan Specialty Holdings, Inc., Class A	12,600	$699,300
Selective Insurance Group, Inc.	8,800	960,696
Travelers Cos., Inc. (The)	33,370	7,679,772
Trupanion, Inc.*	1,000	27,610
Unum Group	32,000	1,717,120
W R Berkley Corp.	33,600	2,971,584
White Mountains Insurance Group Ltd.	500	897,150
Willis Towers Watson plc	15,100	4,152,500

		172,352,351

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,028,610
Annaly Capital Management, Inc. (REIT)	69,288	1,364,281
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	32,306
Arbor Realty Trust, Inc. (REIT)	34,900	462,425
Blackstone Mortgage Trust, Inc. (REIT), Class A	21,000	418,110
Claros Mortgage Trust, Inc. (REIT)	2,700	26,352
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	12,700	360,680
Rithm Capital Corp. (REIT)	66,550	742,698
Starwood Property Trust, Inc. (REIT)	57,200	1,162,876

		5,598,338

Total Financials		996,070,621

Health Care (12.3%)
Biotechnology (2.1%)
AbbVie, Inc.	248,530	45,257,313
ACADIA Pharmaceuticals, Inc.*	17,100	316,179
Agios Pharmaceuticals, Inc.*	8,400	245,616
Akero Therapeutics, Inc.*	6,600	166,716
Alector, Inc.*	1,800	10,836
Alkermes plc*	25,200	682,164
Allogene Therapeutics, Inc.*	24,600	109,962
Allovir, Inc.*	1,600	1,208
Alnylam Pharmaceuticals, Inc.*	20,100	3,003,945
ALX Oncology Holdings, Inc.*	2,700	30,105
Amgen, Inc.	75,768	21,542,358
Amicus Therapeutics, Inc.*	26,600	313,348
AnaptysBio, Inc.*	6,600	148,632
Anavex Life Sciences Corp.*	23,900	121,651
Apellis Pharmaceuticals, Inc.*	14,000	822,920
Arcturus Therapeutics Holdings, Inc.*	400	13,508
Arcus Biosciences, Inc.*	6,200	117,056
Arrowhead Pharmaceuticals, Inc.*	9,700	277,420
Beam Therapeutics, Inc.*	7,300	241,192
BioCryst Pharmaceuticals, Inc.*	35,300	179,324
Biogen, Inc.*	20,560	4,433,353
Biohaven Ltd.*	4,800	262,512
BioMarin Pharmaceutical, Inc.*	28,200	2,462,988
Blueprint Medicines Corp.*	8,700	825,282
Bridgebio Pharma, Inc.*	16,344	505,356
CareDx, Inc.*	4,800	50,832
Cerevel Therapeutics Holdings, Inc.*	12,800	541,056
Cytokinetics, Inc.*	12,600	883,386
Denali Therapeutics, Inc.*	14,300	293,436
Editas Medicine, Inc.*	11,500	85,330
Emergent BioSolutions, Inc.*	8,400	21,252
Exact Sciences Corp.*	26,700	1,843,902
Exelixis, Inc.*	63,800	1,513,974
Fate Therapeutics, Inc.*	12,600	92,484
FibroGen, Inc.*	7,200	16,920
Gilead Sciences, Inc.	176,091	12,898,666
Halozyme Therapeutics, Inc.*	17,900	728,172
IGM Biosciences, Inc.*	600	5,790
ImmunityBio, Inc.*	29,500	158,415
Immunovant, Inc.*	11,400	368,334
Incyte Corp.*	27,700	1,578,069
Insmed, Inc.*	16,100	436,793
Intellia Therapeutics, Inc.*	10,500	288,855
Ionis Pharmaceuticals, Inc.*	24,800	1,075,080
Iovance Biotherapeutics, Inc.*	25,100	371,982
Ironwood Pharmaceuticals, Inc., Class A*	4,000	34,840
Karyopharm Therapeutics, Inc.*	32,000	48,320
Kodiak Sciences, Inc.*	3,500	18,410
Krystal Biotech, Inc.*	2,100	373,653
Kura Oncology, Inc.*	12,500	266,625
MacroGenics, Inc.*	6,700	98,624
Madrigal Pharmaceuticals, Inc.(x)*	2,300	614,192
Mersana Therapeutics, Inc.*	20,500	91,840
Moderna, Inc.*	50,317	5,361,780
Morphic Holding, Inc.*	5,600	197,120
Mural Oncology plc*	2,520	12,323
Myriad Genetics, Inc.*	11,500	245,180
Natera, Inc.*	13,400	1,225,564
Neurocrine Biosciences, Inc.*	14,500	1,999,840
Nkarta, Inc.*	800	8,648
Novavax, Inc.*	12,200	58,316
Nuvalent, Inc., Class A*	9,500	713,355
Organogenesis Holdings, Inc., Class A*	25,100	71,284
PDL BioPharma, Inc.(r)*	46,000	—
Prothena Corp. plc*	3,300	81,741
PTC Therapeutics, Inc.*	8,000	232,720
Recursion Pharmaceuticals, Inc., Class A*	1,000	9,970
Regeneron Pharmaceuticals, Inc.*	14,600	14,052,354
REGENXBIO, Inc.*	7,400	155,918
Relay Therapeutics, Inc.*	22,001	182,608
Replimune Group, Inc.*	1,100	8,987
REVOLUTION Medicines, Inc.*	12,324	397,202
Rocket Pharmaceuticals, Inc.*	8,900	239,766
Roivant Sciences Ltd.*	31,600	333,064
Sage Therapeutics, Inc.*	8,600	161,164
Sana Biotechnology, Inc.*	14,595	145,950
Sangamo Therapeutics, Inc.*	29,200	19,570
Sarepta Therapeutics, Inc.*	12,700	1,644,142
Stoke Therapeutics, Inc.*	500	6,750
TG Therapeutics, Inc.*	20,700	314,847
Twist Bioscience Corp.*	6,900	236,739
Ultragenyx Pharmaceutical, Inc.*	6,500	303,485
United Therapeutics Corp.*	7,100	1,631,012
Vaxcyte, Inc.*	14,700	1,004,157
Veracyte, Inc.*	14,100	312,456
Vericel Corp.*	3,600	187,272
Vertex Pharmaceuticals, Inc.*	36,800	15,382,768
Viking Therapeutics, Inc.*	14,300	1,172,600
Vir Biotechnology, Inc.*	10,700	108,391
Xencor, Inc.*	8,900	196,957
Y-mAbs Therapeutics, Inc.*	200	3,252
Zentalis Pharmaceuticals, Inc.*	6,900	108,744

		155,418,172

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	243,812	27,711,672
Align Technology, Inc.*	11,300	3,705,496
AtriCure, Inc.*	1,800	54,756
Avanos Medical, Inc.*	7,975	158,782
Axonics, Inc.*	5,700	393,129
Baxter International, Inc.	80,080	3,422,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Becton Dickinson & Co.	41,813	$10,346,627
Boston Scientific Corp.*	209,100	14,321,259
Butterfly Network, Inc.*	35,700	38,556
CONMED Corp.	4,500	360,360
Cooper Cos., Inc. (The)	27,600	2,800,296
Dentsply Sirona, Inc.	34,405	1,141,902
Dexcom, Inc.*	55,200	7,656,240
Edwards Lifesciences Corp.*	88,800	8,485,728
Embecta Corp.	2,602	34,529
Enovis Corp.*	4,333	270,596
Envista Holdings Corp.*	21,763	465,293
GE HealthCare Technologies, Inc.	55,915	5,083,233
Glaukos Corp.*	6,800	641,172
Globus Medical, Inc., Class A*	19,837	1,064,057
Haemonetics Corp.*	8,200	699,870
Hologic, Inc.*	38,100	2,970,276
ICU Medical, Inc.*	1,700	182,444
IDEXX Laboratories, Inc.*	12,500	6,749,125
Inmode Ltd.*	11,900	257,159
Inogen, Inc.*	3,600	29,052
Inspire Medical Systems, Inc.*	4,500	966,555
Insulet Corp.*	11,300	1,936,820
Integer Holdings Corp.*	3,500	408,380
Integra LifeSciences Holdings Corp.*	6,500	230,425
Intuitive Surgical, Inc.*	49,200	19,635,228
iRhythm Technologies, Inc.*	4,100	475,600
Lantheus Holdings, Inc.*	8,700	541,488
LivaNova plc*	5,100	285,294
Masimo Corp.*	9,200	1,351,020
Medtronic plc	193,485	16,862,218
Merit Medical Systems, Inc.*	7,800	590,850
Neogen Corp.*	32,700	516,006
Nevro Corp.*	1,700	24,548
Novocure Ltd.*	17,900	279,777
Omnicell, Inc.*	7,900	230,917
Outset Medical, Inc.*	7,368	16,357
Penumbra, Inc.*	6,300	1,406,034
QuidelOrtho Corp.*	7,797	373,788
ResMed, Inc.	21,600	4,277,448
Shockwave Medical, Inc.*	5,400	1,758,402
Silk Road Medical, Inc.*	6,800	124,576
STAAR Surgical Co.*	3,500	133,980
STERIS plc	15,309	3,441,769
Stryker Corp.	51,370	18,383,782
Tandem Diabetes Care, Inc.*	10,300	364,723
Teleflex, Inc.	7,700	1,741,509
Varex Imaging Corp.*	8,924	161,524
Zimmer Biomet Holdings, Inc.	32,100	4,236,558
Zimvie, Inc.*	1,480	24,405

		179,824,209

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	14,500	1,148,690
Accolade, Inc.*	9,200	96,416
AdaptHealth Corp., Class A*	16,900	194,519
Addus HomeCare Corp.*	200	20,668
Agiliti, Inc.*	2,100	21,252
agilon health, Inc.*	38,700	236,070
Amedisys, Inc.*	3,100	285,696
AMN Healthcare Services, Inc.*	200	12,502
Astrana Health, Inc.*	7,300	306,527
Aveanna Healthcare Holdings, Inc.(x)*	7,400	18,426
Brookdale Senior Living, Inc.*	36,435	240,835
Cardinal Health, Inc.	38,600	4,319,340
Castle Biosciences, Inc.*	200	4,430
Cencora, Inc.	23,400	5,685,966
Centene Corp.*	82,100	6,443,208
Chemed Corp.	2,100	1,348,053
Cigna Group (The)	42,276	15,354,220
CorVel Corp.*	1,700	447,032
CVS Health Corp.	185,334	14,782,240
DaVita, Inc.*	8,300	1,145,815
Elevance Health, Inc.	33,880	17,568,135
Encompass Health Corp.	18,500	1,527,730
Enhabit, Inc.*	9,250	107,763
Ensign Group, Inc. (The)	5,800	721,636
Fulgent Genetics, Inc.*	300	6,510
Guardant Health, Inc.*	13,500	278,505
HCA Healthcare, Inc.	28,200	9,405,546
HealthEquity, Inc.*	13,100	1,069,353
Henry Schein, Inc.*	19,200	1,449,984
Humana, Inc.	18,400	6,379,648
Innovage Holding Corp.(x)*	1,200	5,328
Laboratory Corp. of America Holdings	14,335	3,131,624
LifeStance Health Group, Inc.*	27,100	167,207
McKesson Corp.	19,480	10,457,838
ModivCare, Inc.*	200	4,690
Molina Healthcare, Inc.*	8,900	3,656,387
National Research Corp.	100	3,961
NeoGenomics, Inc.*	17,900	281,388
OPKO Health, Inc.(x)*	104,600	125,520
Option Care Health, Inc.*	23,425	785,675
Owens & Minor, Inc.*	12,400	343,604
Patterson Cos., Inc.	12,600	348,390
Pediatrix Medical Group, Inc.*	10,340	103,710
Pennant Group, Inc. (The)*	2,100	41,223
Premier, Inc., Class A	16,400	362,440
Privia Health Group, Inc.*	14,200	278,178
Progyny, Inc.*	8,900	339,535
Quest Diagnostics, Inc.	16,230	2,160,375
R1 RCM, Inc.*	52,300	673,624
RadNet, Inc.*	8,000	389,280
Select Medical Holdings Corp.	13,600	410,040
Surgery Partners, Inc.*	11,598	345,968
Tenet Healthcare Corp.*	19,600	2,060,156
UnitedHealth Group, Inc.	131,757	65,180,188
Universal Health Services, Inc., Class B	11,280	2,058,149

		184,341,193

Health Care Technology (0.1%)
American Well Corp., Class A*	33,300	26,996
Certara, Inc.*	16,330	291,981
Definitive Healthcare Corp., Class A*	12,000	96,840
Doximity, Inc., Class A*	14,800	398,268
Evolent Health, Inc., Class A*	7,400	242,646
Multiplan Corp.*	65,700	53,296
Phreesia, Inc.*	6,100	145,973
Schrodinger, Inc.*	14,100	380,700
Teladoc Health, Inc.*	24,260	366,326
Veeva Systems, Inc., Class A*	22,700	5,259,363

		7,262,389

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A*	13,900	521,667
Adaptive Biotechnologies Corp.*	13,507	43,358
Agilent Technologies, Inc.	41,730	6,072,132
Avantor, Inc.*	96,094	2,457,124
Azenta, Inc.*	7,987	481,456
Bio-Rad Laboratories, Inc., Class A*	4,000	1,383,480
Bio-Techne Corp.	25,800	1,816,062
Bruker Corp.	18,000	1,690,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Charles River Laboratories International, Inc.(x)*	9,050	$2,452,098
Codexis, Inc.*	600	2,094
CryoPort, Inc.*	3,300	58,410
Danaher Corp.	94,560	23,613,523
Fortrea Holdings, Inc.*	235	9,433
ICON plc*	12,000	4,031,400
Illumina, Inc.*	24,100	3,309,412
IQVIA Holdings, Inc.*	26,480	6,696,527
Maravai LifeSciences Holdings, Inc., Class A*	11,581	100,407
Medpace Holdings, Inc.*	4,500	1,818,675
Mettler-Toledo International, Inc.*	3,300	4,393,257
OmniAb, Inc. (Earn Out Shares)(r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	11,270	61,083
Pacific Biosciences of California, Inc.*	3,200	12,000
QIAGEN NV*	34,854	1,498,373
Repligen Corp.*	9,700	1,784,024
Revvity, Inc.	18,600	1,953,000
Seer, Inc., Class A*	12,500	23,750
Sotera Health Co.*	22,831	274,200
Thermo Fisher Scientific, Inc.	54,650	31,763,127
Waters Corp.*	9,500	3,270,185
West Pharmaceutical Services, Inc.	10,800	4,273,668

		105,864,845

Pharmaceuticals (3.6%)
Amneal Pharmaceuticals, Inc.*	20,200	122,412
Amphastar Pharmaceuticals, Inc.*	5,200	228,332
Arvinas, Inc.*	5,200	214,656
Atea Pharmaceuticals, Inc.*	12,500	50,500
Axsome Therapeutics, Inc.*	5,400	430,920
Bristol-Myers Squibb Co.	290,544	15,756,201
Catalent, Inc.*	27,600	1,558,020
Corcept Therapeutics, Inc.*	11,200	282,128
Elanco Animal Health, Inc.*	74,632	1,215,009
Eli Lilly and Co.	119,910	93,285,184
Harmony Biosciences Holdings, Inc.*	9,200	308,936
Innoviva, Inc.*	6,818	103,906
Intra-Cellular Therapies, Inc.*	12,000	830,400
Jazz Pharmaceuticals plc*	12,100	1,457,082
Johnson & Johnson	339,488	53,703,607
Ligand Pharmaceuticals, Inc.*	2,300	168,130
Merck & Co., Inc.	360,090	47,513,875
NGM Biopharmaceuticals, Inc.*	500	795
Organon & Co.	36,400	684,320
Pacira BioSciences, Inc.*	7,400	216,228
Perrigo Co. plc	28,300	910,977
Pfizer, Inc.	795,817	22,083,922
Phibro Animal Health Corp., Class A	1,200	15,516
Prestige Consumer Healthcare, Inc.*	6,000	435,360
Revance Therapeutics, Inc.(x)*	9,300	45,756
Royalty Pharma plc, Class A	54,600	1,658,202
Theravance Biopharma, Inc.*	13,700	122,889
Ventyx Biosciences, Inc.*	7,100	39,050
Viatris, Inc.	184,274	2,200,231
Zoetis, Inc.	66,500	11,252,465

		256,895,009

Total Health Care		889,605,817

Industrials (10.0%)
Aerospace & Defense (1.5%)
AeroVironment, Inc.*	2,100	321,888
Axon Enterprise, Inc.*	9,900	3,097,512
Boeing Co. (The)*	80,700	15,574,293
BWX Technologies, Inc.	17,800	1,826,636
Curtiss-Wright Corp.	5,900	1,510,046
General Dynamics Corp.	35,170	9,935,173
HEICO Corp.	6,941	1,325,731
HEICO Corp., Class A	14,845	2,285,239
Hexcel Corp.	12,900	939,765
Howmet Aerospace, Inc.	60,229	4,121,471
Huntington Ingalls Industries, Inc.	6,200	1,807,114
L3Harris Technologies, Inc.	28,591	6,092,742
Leonardo DRS, Inc.*	8,400	185,556
Lockheed Martin Corp.	31,660	14,401,184
Mercury Systems, Inc.*	5,400	159,300
Moog, Inc., Class A	3,000	478,950
Northrop Grumman Corp.	20,850	9,980,061
RTX Corp.	205,267	20,019,691
Textron, Inc.	32,300	3,098,539
TransDigm Group, Inc.	7,750	9,544,900
Woodward, Inc.	10,430	1,607,472

		108,313,263

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	20,430	1,555,540
Expeditors International of Washington, Inc.	24,000	2,917,680
FedEx Corp.	33,950	9,836,673
GXO Logistics, Inc.*	17,800	956,928
United Parcel Service, Inc., Class B	103,350	15,360,911

		30,627,732

Building Products (0.7%)
A.O. Smith Corp.	21,900	1,959,174
AAON, Inc.	8,700	766,470
Advanced Drainage Systems, Inc.	9,900	1,705,176
Allegion plc	14,212	1,914,499
Armstrong World Industries, Inc.	6,500	807,430
AZEK Co., Inc. (The), Class A*	24,200	1,215,324
Builders FirstSource, Inc.*	17,490	3,647,539
Carlisle Cos., Inc.	7,400	2,899,690
Carrier Global Corp.	122,871	7,142,491
Fortune Brands Innovations, Inc.	23,350	1,977,044
Johnson Controls International plc	103,671	6,771,790
Lennox International, Inc.	4,910	2,399,812
Masco Corp.	32,100	2,532,048
Masterbrand, Inc.*	10,650	199,581
Owens Corning	14,070	2,346,876
Resideo Technologies, Inc.*	17,050	382,261
Simpson Manufacturing Co., Inc.	6,100	1,251,598
Trane Technologies plc	33,612	10,090,322
Trex Co., Inc.*	20,500	2,044,875
UFP Industries, Inc.	11,500	1,414,615
Zurn Elkay Water Solutions Corp.(x)	14,900	498,703

		53,967,318

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	3,900	174,018
Brink’s Co. (The)	4,800	443,424
Casella Waste Systems, Inc., Class A*	6,200	612,994
Cintas Corp.	12,600	8,656,578
Clean Harbors, Inc.*	10,000	2,013,100
Copart, Inc.*	130,400	7,552,768
CoreCivic, Inc.*	4,100	64,001
Deluxe Corp.	1,400	28,826
Driven Brands Holdings, Inc.*	9,831	155,231
Matthews International Corp., Class A	7,100	220,668
MSA Safety, Inc.	5,900	1,142,181
OPENLANE, Inc.*	20,600	356,380
RB Global, Inc.	26,748	2,037,395
Republic Services, Inc.	31,935	6,113,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Rollins, Inc.	35,450	$1,640,272
Stericycle, Inc.*	21,800	1,149,950
Tetra Tech, Inc.	9,300	1,717,803
UniFirst Corp.	800	138,744
Veralto Corp.	32,486	2,880,209
Vestis Corp.	17,550	338,188
Waste Management, Inc.	57,250	12,202,838

		49,639,204

Construction & Engineering (0.3%)
AECOM	24,002	2,354,116
Ameresco, Inc., Class A*	5,000	120,650
API Group Corp.*	29,700	1,166,319
Arcosa, Inc.	4,080	350,309
Comfort Systems USA, Inc.	5,400	1,715,634
EMCOR Group, Inc.	6,900	2,416,380
Fluor Corp.*	22,300	942,844
MasTec, Inc.*	8,900	829,925
MDU Resources Group, Inc.	31,050	782,460
Quanta Services, Inc.	21,450	5,572,710
Valmont Industries, Inc.	3,100	707,668
WillScot Mobile Mini Holdings Corp.*	28,803	1,339,339

		18,298,354

Electrical Equipment (0.8%)
Acuity Brands, Inc.	6,100	1,639,253
AMETEK, Inc.	34,675	6,342,058
Atkore, Inc.	8,100	1,541,916
ChargePoint Holdings, Inc.(x)*	36,100	68,590
Eaton Corp. plc	56,097	17,540,410
Emerson Electric Co.	83,110	9,426,336
Encore Wire Corp.	400	105,112
EnerSys	2,600	245,596
Generac Holdings, Inc.*	11,100	1,400,154
Hubbell, Inc., Class B	8,700	3,610,935
NEXTracker, Inc., Class A*	17,700	995,979
nVent Electric plc	26,353	1,987,016
Regal Rexnord Corp.	11,922	2,147,152
Rockwell Automation, Inc.	17,900	5,214,807
Sensata Technologies Holding plc	27,100	995,654
SunPower Corp.(x)*	25,400	76,200
Vertiv Holdings Co., Class A	48,500	3,960,995

		57,298,163

Ground Transportation (1.1%)
Avis Budget Group, Inc.	200	24,492
CSX Corp.	281,550	10,437,058
Heartland Express, Inc.	9,600	114,624
Hertz Global Holdings, Inc.*	3,300	25,839
JB Hunt Transport Services, Inc.	12,450	2,480,662
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,702,044
Landstar System, Inc.	6,250	1,204,750
Lyft, Inc., Class A*	48,200	932,670
Norfolk Southern Corp.	34,070	8,683,421
Old Dominion Freight Line, Inc.	30,050	6,590,266
RXO, Inc.*	5,100	111,537
Ryder System, Inc.	9,200	1,105,748
Saia, Inc.*	3,800	2,223,000
Schneider National, Inc., Class B	1,895	42,903
Uber Technologies, Inc.*	280,689	21,610,246
U-Haul Holding Co.	12,600	840,168
Union Pacific Corp.	87,620	21,548,387
Werner Enterprises, Inc.	600	23,472
XPO, Inc.*	17,800	2,172,134

		81,873,421

Industrial Conglomerates (0.8%)
3M Co.	78,430	8,319,070
General Electric Co.	153,645	26,969,307
Honeywell International, Inc.	95,700	19,642,425

		54,930,802

Machinery (2.1%)
AGCO Corp.	12,400	1,525,448
Albany International Corp., Class A	3,300	308,583
Allison Transmission Holdings, Inc.	10,500	852,180
Barnes Group, Inc.	4,900	182,035
Caterpillar, Inc.	72,810	26,679,768
Chart Industries, Inc.*	6,500	1,070,680
CNH Industrial NV	144,100	1,867,536
Crane Co.	7,900	1,067,527
Cummins, Inc.	20,260	5,969,609
Deere & Co.	37,540	15,419,180
Donaldson Co., Inc.	18,700	1,396,516
Dover Corp.	21,190	3,754,656
Esab Corp.	6,033	667,069
Federal Signal Corp.	6,400	543,168
Flowserve Corp.	26,640	1,216,915
Fortive Corp.	55,530	4,776,691
Franklin Electric Co., Inc.	7,500	801,075
Gates Industrial Corp. plc*	24,100	426,811
Graco, Inc.	29,480	2,755,201
Hillenbrand, Inc.	6,800	341,972
IDEX Corp.	12,240	2,986,805
Illinois Tool Works, Inc.	42,410	11,379,875
Ingersoll Rand, Inc.	61,666	5,855,187
ITT, Inc.	12,825	1,744,585
John Bean Technologies Corp.	800	83,912
Lincoln Electric Holdings, Inc.	9,660	2,467,550
Middleby Corp. (The)*	9,700	1,559,663
Mueller Industries, Inc.	17,000	916,810
Mueller Water Products, Inc., Class A	20,800	334,672
Nordson Corp.	8,660	2,377,516
Oshkosh Corp.	11,600	1,446,636
Otis Worldwide Corp.	60,974	6,052,889
PACCAR, Inc.	73,645	9,123,879
Parker-Hannifin Corp.	18,110	10,065,357
Pentair plc	27,287	2,331,401
RBC Bearings, Inc.*	3,900	1,054,365
Snap-on, Inc.	9,200	2,725,224
SPX Technologies, Inc.*	4,900	603,337
Stanley Black & Decker, Inc.	21,835	2,138,302
Terex Corp.	1,500	96,600
Timken Co. (The)	12,640	1,105,115
Toro Co. (The)	15,880	1,455,084
Trinity Industries, Inc.	5,140	143,149
Watts Water Technologies, Inc., Class A	4,000	850,200
Westinghouse Air Brake Technologies Corp.	28,387	4,135,418
Xylem, Inc.	35,854	4,633,771

		149,289,922

Marine Transportation (0.0%)†
Kirby Corp.*	7,450	710,134
Matson, Inc.	1,700	191,080

		901,214

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,156,431
Allegiant Travel Co.	2,200	165,462
American Airlines Group, Inc.*	105,200	1,614,820
Delta Air Lines, Inc.	100,550	4,813,329
Joby Aviation, Inc.*	26,700	143,112
Southwest Airlines Co.	94,100	2,746,779
Spirit Airlines, Inc.	13,100	63,404
United Airlines Holdings, Inc.*	52,840	2,529,979

		13,233,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Professional Services (0.9%)
ASGN, Inc.*	8,400	$879,984
Automatic Data Processing, Inc.	58,650	14,647,251
Booz Allen Hamilton Holding Corp.	20,300	3,013,332
Broadridge Financial Solutions, Inc.	18,309	3,750,782
CACI International, Inc., Class A*	3,800	1,439,554
CBIZ, Inc.*	1,220	95,770
Clarivate plc(x)*	11,100	82,473
Concentrix Corp.	1,066	70,591
Conduent, Inc.*	1,586	5,361
Dayforce, Inc.*	20,100	1,330,821
Equifax, Inc.	18,120	4,847,462
ExlService Holdings, Inc.*	22,500	715,500
Exponent, Inc.	10,600	876,514
FTI Consulting, Inc.*	4,800	1,009,392
Genpact Ltd.	30,000	988,500
Insperity, Inc.	2,100	230,181
Jacobs Solutions, Inc.	18,400	2,828,632
KBR, Inc.	27,600	1,757,016
Korn Ferry	5,600	368,256
Leidos Holdings, Inc.	22,348	2,929,599
ManpowerGroup, Inc.	5,680	440,995
Maximus, Inc.	10,400	872,560
Paychex, Inc.	47,210	5,797,388
Paycom Software, Inc.	8,700	1,731,387
Paycor HCM, Inc.*	3,600	69,984
Paylocity Holding Corp.*	5,700	979,602
Resources Connection, Inc.	13,850	182,266
Robert Half, Inc.	19,260	1,526,933
Science Applications International Corp.	9,001	1,173,640
SS&C Technologies Holdings, Inc.	39,200	2,523,304
TransUnion	30,305	2,418,339
Verisk Analytics, Inc.	21,000	4,950,330

		64,533,699

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	1,080,240
Applied Industrial Technologies, Inc.	4,300	849,465
Beacon Roofing Supply, Inc.*	7,600	744,952
Boise Cascade Co.	5,800	889,546
Core & Main, Inc., Class A*	23,100	1,322,475
Fastenal Co.	87,500	6,749,750
Ferguson plc	30,400	6,640,272
FTAI Aviation Ltd.	14,400	969,120
GATX Corp.	5,000	670,150
Herc Holdings, Inc.	4,000	673,200
MSC Industrial Direct Co., Inc., Class A	7,100	688,984
SiteOne Landscape Supply, Inc.*	6,700	1,169,485
United Rentals, Inc.	9,622	6,938,520
Watsco, Inc.	5,210	2,250,564
WESCO International, Inc.	8,586	1,470,610
WW Grainger, Inc.	6,250	6,358,125

		39,465,458

Total Industrials		722,371,866

Information Technology (27.4%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	36,500	10,584,270
Calix, Inc.*	1,500	49,740
Ciena Corp.*	21,000	1,038,450
Cisco Systems, Inc.	578,770	28,886,411
F5, Inc.*	10,600	2,009,654
Juniper Networks, Inc.	51,600	1,912,296
Lumentum Holdings, Inc.*	9,500	449,825
Motorola Solutions, Inc.	23,421	8,313,987
NetScout Systems, Inc.*	1,300	28,392
Ubiquiti, Inc.	2,117	245,254
Viavi Solutions, Inc.*	9,550	86,809

		53,605,088

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	550,692
Aeva Technologies, Inc.(x)*	2,220	8,724
Amphenol Corp., Class A	83,180	9,594,813
Arrow Electronics, Inc.*	9,300	1,203,978
Avnet, Inc.	17,920	888,474
Badger Meter, Inc.	4,400	711,964
Belden, Inc.	2,000	185,220
CDW Corp.	19,151	4,898,443
Cognex Corp.	30,400	1,289,568
Coherent Corp.*	21,857	1,324,971
Corning, Inc.	121,190	3,994,422
Crane NXT Co.	5,500	340,450
Fabrinet*	5,100	964,002
Insight Enterprises, Inc.*	3,300	612,216
IPG Photonics Corp.*	4,400	399,036
Itron, Inc.*	4,010	371,005
Jabil, Inc.	17,800	2,384,310
Keysight Technologies, Inc.*	26,615	4,162,054
Littelfuse, Inc.	4,200	1,017,870
MicroVision, Inc.*	33,100	60,904
Novanta, Inc.*	4,100	716,557
Plexus Corp.*	1,400	132,748
Rogers Corp.*	200	23,738
Sanmina Corp.*	2,200	136,796
TD SYNNEX Corp.	8,766	991,435
Teledyne Technologies, Inc.*	7,746	3,325,513
Trimble, Inc.*	41,500	2,670,940
Vishay Intertechnology, Inc.	5,000	113,400
Vontier Corp.	23,452	1,063,783
Zebra Technologies Corp., Class A*	9,000	2,712,960

		46,850,986

IT Services (1.4%)
Accenture plc, Class A	89,000	30,848,290
Akamai Technologies, Inc.*	22,100	2,403,596
Amdocs Ltd.	16,610	1,501,046
Cloudflare, Inc., Class A*	41,600	4,028,128
Cognizant Technology Solutions Corp., Class A	72,500	5,313,525
DXC Technology Co.*	37,896	803,774
EPAM Systems, Inc.*	8,800	2,430,208
Fastly, Inc., Class A*	13,300	172,501
Gartner, Inc.*	11,678	5,566,552
Globant SA*	6,398	1,291,756
GoDaddy, Inc., Class A*	20,900	2,480,412
International Business Machines Corp.	128,031	24,448,800
Kyndryl Holdings, Inc.*	32,800	713,728
MongoDB, Inc.*	10,100	3,622,264
Okta, Inc.*	22,800	2,385,336
Perficient, Inc.*	5,100	287,079
Rackspace Technology, Inc.*	9,900	15,642
Snowflake, Inc., Class A*	44,522	7,194,755
Thoughtworks Holding, Inc.*	9,400	23,782
Twilio, Inc., Class A*	26,800	1,638,820
VeriSign, Inc.*	14,050	2,662,616

		99,832,610

Semiconductors & Semiconductor Equipment (9.0%)
Advanced Micro Devices, Inc.*	227,253	41,016,894
Allegro MicroSystems, Inc.*	20,454	551,440
Ambarella, Inc.*	1,700	86,309
Amkor Technology, Inc.	17,400	560,976
Analog Devices, Inc.	72,634	14,366,279
Applied Materials, Inc.	118,420	24,421,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Axcelis Technologies, Inc.*	4,900	$546,448
Broadcom, Inc.	60,740	80,505,403
Cirrus Logic, Inc.*	12,300	1,138,488
Diodes, Inc.*	5,900	415,950
Enphase Energy, Inc.*	20,100	2,431,698
Entegris, Inc.	22,073	3,102,139
First Solar, Inc.*	17,400	2,937,120
FormFactor, Inc.*	10,300	469,989
GLOBALFOUNDRIES, Inc.(x)*	10,300	536,733
Intel Corp.	599,790	26,492,724
KLA Corp.	19,280	13,468,430
Kulicke & Soffa Industries, Inc.	7,500	377,325
Lam Research Corp.	18,575	18,046,913
Lattice Semiconductor Corp.*	23,300	1,822,759
MACOM Technology Solutions Holdings, Inc.*	6,700	640,788
Marvell Technology, Inc.	125,161	8,871,412
Microchip Technology, Inc.	80,640	7,234,214
Micron Technology, Inc.	155,950	18,384,946
MKS Instruments, Inc.	9,500	1,263,500
Monolithic Power Systems, Inc.	6,800	4,606,456
NVIDIA Corp.	334,640	302,367,318
ON Semiconductor Corp.*	65,300	4,802,815
Onto Innovation, Inc.*	7,900	1,430,532
Power Integrations, Inc.	11,000	787,050
Qorvo, Inc.*	17,127	1,966,693
QUALCOMM, Inc.	159,205	26,953,407
Rambus, Inc.*	16,700	1,032,227
Semtech Corp.*	3,800	104,462
Silicon Laboratories, Inc.*	4,500	646,740
Skyworks Solutions, Inc.	24,900	2,697,168
Synaptics, Inc.*	5,600	546,336
Teradyne, Inc.	26,110	2,945,991
Texas Instruments, Inc.	130,390	22,715,242
Universal Display Corp.	7,600	1,280,220
Wolfspeed, Inc.*	20,400	601,800

		645,175,091

Software (10.4%)
8x8, Inc.*	18,300	49,410
ACI Worldwide, Inc.*	6,500	215,865
Adobe, Inc.*	64,520	32,556,792
Alarm.com Holdings, Inc.*	2,300	166,681
Alkami Technology, Inc.*	1,500	36,855
Altair Engineering, Inc., Class A*	5,900	508,285
ANSYS, Inc.*	13,200	4,582,512
Appfolio, Inc., Class A*	2,500	616,850
Appian Corp., Class A*	3,700	147,815
AppLovin Corp., Class A*	34,800	2,408,856
Aspen Technology, Inc.*	4,872	1,039,100
Atlassian Corp., Class A*	22,400	4,370,464
Aurora Innovation, Inc., Class A*	90,400	254,928
Autodesk, Inc.*	30,850	8,033,957
Bentley Systems, Inc., Class B	28,300	1,477,826
BILL Holdings, Inc.*	14,700	1,010,184
Blackbaud, Inc.*	4,300	318,802
BlackLine, Inc.*	3,500	226,030
Box, Inc., Class A*	22,100	625,872
C3.ai, Inc., Class A(x)*	9,400	254,458
Cadence Design Systems, Inc.*	38,830	12,087,003
CCC Intelligent Solutions Holdings, Inc.*	26,300	314,548
Cerence, Inc.*	1,600	25,200
CommVault Systems, Inc.*	5,300	537,579
Confluent, Inc., Class A*	21,400	653,128
Consensus Cloud Solutions, Inc.*	2,166	34,353
Crowdstrike Holdings, Inc., Class A*	30,200	9,681,818
Datadog, Inc., Class A*	40,700	5,030,520
DocuSign, Inc.*	32,100	1,911,555
Dolby Laboratories, Inc., Class A	12,700	1,063,879
Domo, Inc., Class B*	800	7,136
DoubleVerify Holdings, Inc.*	19,700	692,652
Dropbox, Inc., Class A*	41,200	1,001,160
Dynatrace, Inc.*	31,400	1,458,216
Elastic NV*	10,000	1,002,400
Envestnet, Inc.*	1,300	75,283
Fair Isaac Corp.*	3,700	4,623,557
Five9, Inc.*	11,500	714,265
Fortinet, Inc.*	93,100	6,359,661
Freshworks, Inc., Class A*	24,200	440,682
Gen Digital, Inc.	87,016	1,949,158
Gitlab, Inc., Class A*	12,700	740,664
Guidewire Software, Inc.*	11,700	1,365,507
HubSpot, Inc.*	6,500	4,072,640
Informatica, Inc., Class A*	16,900	591,500
Instructure Holdings, Inc.*	3,800	81,244
Intapp, Inc.*	1,000	34,300
InterDigital, Inc.	1,800	191,628
Intuit, Inc.	38,950	25,317,500
Jamf Holding Corp.*	2,000	36,700
LivePerson, Inc.(x)*	1,000	997
LiveRamp Holdings, Inc.*	1,900	65,550
Manhattan Associates, Inc.*	9,200	2,302,116
Marathon Digital Holdings, Inc.(x)*	30,100	679,658
Microsoft Corp.	1,048,278	441,031,520
MicroStrategy, Inc., Class A*	1,600	2,727,296
N-able, Inc.*	9,750	127,433
nCino, Inc.*	3,700	138,306
NCR Voyix Corp.*	15,200	191,976
Nutanix, Inc., Class A*	34,600	2,135,512
Oracle Corp.	218,421	27,435,862
Palantir Technologies, Inc., Class A*	269,200	6,194,292
Palo Alto Networks, Inc.*	43,000	12,217,590
Pegasystems, Inc.	5,300	342,592
PowerSchool Holdings, Inc., Class A*	8,300	176,707
Procore Technologies, Inc.*	9,500	780,615
PTC, Inc.*	16,150	3,051,381
Q2 Holdings, Inc.*	1,100	57,816
Qualys, Inc.*	5,500	917,785
Rapid7, Inc.*	7,100	348,184
Roper Technologies, Inc.	14,950	8,384,558
Salesforce, Inc.	134,151	40,403,598
SentinelOne, Inc., Class A*	33,300	776,223
ServiceNow, Inc.*	28,900	22,033,360
Smartsheet, Inc., Class A*	16,600	639,100
SolarWinds Corp.*	9,750	123,045
Sprout Social, Inc., Class A*	7,100	423,941
SPS Commerce, Inc.*	6,400	1,183,360
Synopsys, Inc.*	22,020	12,584,430
Tenable Holdings, Inc.*	16,900	835,367
Teradata Corp.*	18,660	721,582
Tyler Technologies, Inc.*	6,000	2,550,060
UiPath, Inc., Class A*	57,700	1,308,059
Unity Software, Inc.*	42,396	1,131,973
Varonis Systems, Inc.*	15,600	735,852
Verint Systems, Inc.*	1,400	46,410
Workday, Inc., Class A*	28,480	7,767,920
Workiva, Inc., Class A*	7,200	610,560
Yext, Inc.*	7,100	42,813
Zoom Video Communications, Inc., Class A*	39,100	2,555,967
Zscaler, Inc.*	12,100	2,330,823

		749,109,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	2,059,158	$353,104,414
Corsair Gaming, Inc.*	4,303	53,099
Hewlett Packard Enterprise Co.	190,732	3,381,678
HP, Inc.	127,468	3,852,083
NetApp, Inc.	31,150	3,269,815
Pure Storage, Inc., Class A*	43,200	2,245,968
Super Micro Computer, Inc.*	6,900	6,969,207
Western Digital Corp.*	52,478	3,581,099

		376,457,363

Total Information Technology		1,971,030,305

Materials (2.7%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	33,380	8,086,973
Albemarle Corp.	18,276	2,407,680
Arcadium Lithium plc(x)*	143,737	619,506
Ashland, Inc.	10,264	999,406
Axalta Coating Systems Ltd.*	32,258	1,109,353
Balchem Corp.	5,700	883,215
Cabot Corp.	8,900	820,580
Celanese Corp.	13,800	2,371,668
CF Industries Holdings, Inc.	30,410	2,530,416
Corteva, Inc.	107,690	6,210,482
Dow, Inc.	106,756	6,184,375
DuPont de Nemours, Inc.	68,732	5,269,682
Eastman Chemical Co.	17,028	1,706,546
Ecolab, Inc.	36,388	8,401,989
Element Solutions, Inc.	38,300	956,734
FMC Corp.	20,200	1,286,740
HB Fuller Co.	6,400	510,336
Huntsman Corp.	40,900	1,064,627
International Flavors & Fragrances, Inc.	39,447	3,392,048
Linde plc	69,200	32,130,944
LyondellBasell Industries NV, Class A	39,300	4,019,604
Mosaic Co. (The)	56,130	1,821,980
Olin Corp.	25,200	1,481,760
PPG Industries, Inc.	34,000	4,926,600
RPM International, Inc.	18,150	2,158,943
Sherwin-Williams Co. (The)	34,200	11,878,686
Westlake Corp.	5,200	794,560

		114,025,433

Construction Materials (0.2%)
Eagle Materials, Inc.	6,100	1,657,675
Knife River Corp.*	7,900	640,532
Martin Marietta Materials, Inc.	9,230	5,666,666
Summit Materials, Inc., Class A*	12,509	557,526
Vulcan Materials Co.	19,700	5,376,524

		13,898,923

Containers & Packaging (0.3%)
Amcor plc	239,529	2,277,921
AptarGroup, Inc.	10,000	1,438,900
Avery Dennison Corp.	11,350	2,533,888
Ball Corp.	45,100	3,037,936
Berry Global Group, Inc.	19,000	1,149,120
Crown Holdings, Inc.	17,450	1,383,087
Graphic Packaging Holding Co.	56,100	1,636,998
International Paper Co.	53,850	2,101,227
Packaging Corp. of America	13,000	2,467,140
Sealed Air Corp.	25,160	935,952
Sonoco Products Co.	15,460	894,206
Westrock Co.	44,132	2,182,327

		22,038,702

Metals & Mining (0.6%)
Alcoa Corp.	32,900	1,111,691
Alpha Metallurgical Resources, Inc.	1,600	529,872
ATI, Inc.*	19,000	972,230
Cleveland-Cliffs, Inc.*	72,400	1,646,376
Commercial Metals Co.	21,300	1,251,801
Freeport-McMoRan, Inc.	210,794	9,911,534
Newmont Corp.	173,108	6,204,191
Nucor Corp.	36,620	7,247,098
Reliance, Inc.	9,500	3,174,710
Royal Gold, Inc.	12,900	1,571,349
Southern Copper Corp.	12,944	1,378,795
Steel Dynamics, Inc.	25,200	3,735,396
United States Steel Corp.	38,200	1,557,796

		40,292,839

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	1,283,823

Total Materials		191,539,720

Real Estate (2.7%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	67,921
Broadstone Net Lease, Inc. (REIT)(x)	5,600	87,752
Essential Properties Realty Trust, Inc. (REIT)	10,600	282,596
WP Carey, Inc. (REIT)	29,921	1,688,741

		2,127,010

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	12,100	294,877
Diversified Healthcare Trust (REIT)	22,690	55,817
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	821,280
Healthpeak Properties, Inc. (REIT)	110,518	2,072,213
LTC Properties, Inc. (REIT)	2,400	78,024
Medical Properties Trust, Inc. (REIT)	96,900	455,430
National Health Investors, Inc. (REIT)	2,800	175,924
Omega Healthcare Investors, Inc. (REIT)	44,440	1,407,415
Sabra Health Care REIT, Inc. (REIT)	11,457	169,220
Ventas, Inc. (REIT)	61,779	2,689,858
Welltower, Inc. (REIT)	76,617	7,159,092

		15,379,150

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	30,900	506,142
DiamondRock Hospitality Co. (REIT)	14,300	137,423
Host Hotels & Resorts, Inc. (REIT)	115,813	2,395,013
Park Hotels & Resorts, Inc. (REIT)	12,535	219,237
RLJ Lodging Trust (REIT)	15,000	177,300
Ryman Hospitality Properties, Inc. (REIT)	10,751	1,242,923
Service Properties Trust (REIT)	11,300	76,614
Sunstone Hotel Investors, Inc. (REIT)	8,400	93,576
Xenia Hotels & Resorts, Inc. (REIT)	5,100	76,551

		4,924,779

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	37,100	924,532
EastGroup Properties, Inc. (REIT)(x)	6,800	1,222,436
First Industrial Realty Trust, Inc. (REIT)(x)	20,000	1,050,800
Innovative Industrial Properties, Inc. (REIT)	1,300	134,602
LXP Industrial Trust (REIT)	11,700	105,534
Prologis, Inc. (REIT)	130,763	17,027,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Rexford Industrial Realty, Inc. (REIT)	29,300	$1,473,790
STAG Industrial, Inc. (REIT)	27,800	1,068,632
Terreno Realty Corp. (REIT)	11,600	770,240

		23,778,524

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	3,233,063
Boston Properties, Inc. (REIT)	28,870	1,885,500
Brandywine Realty Trust (REIT)	11,500	55,200
COPT Defense Properties (REIT)	6,509	157,323
Cousins Properties, Inc. (REIT)	21,561	518,326
Easterly Government Properties, Inc. (REIT), Class A	8,200	94,382
Equity Commonwealth (REIT)*	17,700	334,176
Hudson Pacific Properties, Inc. (REIT)	24,500	158,025
JBG SMITH Properties (REIT)	9,600	154,080
Kilroy Realty Corp. (REIT)	17,200	626,596
NET Lease Office Properties (REIT)	2,014	47,933
Orion Office REIT, Inc. (REIT)	5,069	17,792
Paramount Group, Inc. (REIT)	22,800	106,932
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	176,453
Vornado Realty Trust (REIT)	25,900	745,143

		8,310,924

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	43,350	4,215,354
Compass, Inc., Class A*	26,000	93,600
CoStar Group, Inc.*	60,150	5,810,490
Cushman & Wakefield plc*	1,700	17,782
DigitalBridge Group, Inc.	18,075	348,305
eXp World Holdings, Inc.(x)	20,570	212,488
Howard Hughes Holdings, Inc.*	3,400	246,908
Jones Lang LaSalle, Inc.*	9,500	1,853,355
Kennedy-Wilson Holdings, Inc.	25,100	215,358
Marcus & Millichap, Inc.	1,100	37,587
Newmark Group, Inc., Class A	27,319	302,968
Opendoor Technologies, Inc.*	73,000	221,190
Redfin Corp.*	16,700	111,055
RMR Group, Inc. (The), Class A	271	6,504
St Joe Co. (The)	5,300	307,241
Zillow Group, Inc., Class A*	4,600	220,156
Zillow Group, Inc., Class C*	27,124	1,323,109

		15,543,450

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,747,050
Apartment Income REIT Corp. (REIT), Class A	31,828	1,033,455
AvalonBay Communities, Inc. (REIT)	20,249	3,757,404
Camden Property Trust (REIT)	15,680	1,542,912
Elme Communities (REIT)	11,170	155,486
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,771,000
Equity Residential (REIT)	58,287	3,678,493
Essex Property Trust, Inc. (REIT)	10,777	2,638,317
Independence Realty Trust, Inc. (REIT)	13,900	224,207
Invitation Homes, Inc. (REIT)	94,496	3,365,003
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,465,546
Sun Communities, Inc. (REIT)	18,600	2,391,588
UDR, Inc. (REIT)	52,936	1,980,336
Veris Residential, Inc. (REIT)	5,300	80,613

		26,831,410

Retail REITs (0.4%)
Acadia Realty Trust (REIT)	9,000	153,090
Agree Realty Corp. (REIT)	13,200	753,984
Brixmor Property Group, Inc. (REIT)	45,300	1,062,285
Federal Realty Investment Trust (REIT)	12,380	1,264,245
Getty Realty Corp. (REIT)	3,100	84,785
InvenTrust Properties Corp. (REIT)	1,900	48,849
Kimco Realty Corp. (REIT)	99,485	1,950,901
Kite Realty Group Trust (REIT)	34,998	758,757
Macerich Co. (The) (REIT)	19,222	331,195
NNN REIT, Inc. (REIT)	27,190	1,162,101
Phillips Edison & Co., Inc. (REIT)	17,900	642,073
Realty Income Corp. (REIT)	119,341	6,456,348
Regency Centers Corp. (REIT)	26,006	1,574,923
Retail Opportunity Investments Corp. (REIT)	8,200	105,124
Simon Property Group, Inc. (REIT)	45,659	7,145,177
SITE Centers Corp. (REIT)	12,400	181,660
Tanger, Inc. (REIT)	5,300	156,509
Urban Edge Properties (REIT)(x)	8,910	153,876

		23,985,882

Specialized REITs (1.0%)
American Tower Corp. (REIT)	67,400	13,317,566
Crown Castle, Inc. (REIT)	62,650	6,630,249
CubeSmart (REIT)	39,700	1,795,234
Digital Realty Trust, Inc. (REIT)	44,972	6,477,767
EPR Properties (REIT)	7,800	331,110
Equinix, Inc. (REIT)	13,461	11,109,767
Extra Space Storage, Inc. (REIT)	32,541	4,783,527
Four Corners Property Trust, Inc. (REIT)	8,600	210,442
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,699,338
Iron Mountain, Inc. (REIT)	45,355	3,637,925
Lamar Advertising Co. (REIT), Class A	13,639	1,628,633
National Storage Affiliates Trust (REIT)	3,000	117,480
PotlatchDeltic Corp. (REIT)	10,151	477,300
Public Storage (REIT)	23,902	6,933,014
Rayonier, Inc. (REIT)	27,025	898,311
Safehold, Inc. (REIT)	3,000	61,800
SBA Communications Corp. (REIT)	15,300	3,315,510
Uniti Group, Inc. (REIT)	33,900	200,010
VICI Properties, Inc. (REIT), Class A	148,900	4,435,731
Weyerhaeuser Co. (REIT)	111,535	4,005,222

		72,065,936

Total Real Estate		192,947,065

Utilities (2.1%)
Electric Utilities (1.3%)
Alliant Energy Corp.	34,700	1,748,880
American Electric Power Co., Inc.	78,770	6,782,097
Constellation Energy Corp.	47,252	8,734,532
Duke Energy Corp.	110,785	10,714,017
Edison International	58,760	4,156,095
Entergy Corp.	33,200	3,508,576
Evergy, Inc.	36,209	1,932,836
Eversource Energy	54,358	3,248,978
Exelon Corp.	148,556	5,581,249
FirstEnergy Corp.	86,104	3,325,336
IDACORP, Inc.	6,850	636,297
NextEra Energy, Inc.	285,100	18,220,741
NRG Energy, Inc.	33,821	2,289,344
OGE Energy Corp.	36,900	1,265,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Otter Tail Corp.	2,800	$241,920
PG&E Corp.	288,900	4,841,964
Pinnacle West Capital Corp.	15,000	1,120,950
Portland General Electric Co.	11,100	466,200
PPL Corp.	120,450	3,315,989
Southern Co. (The)	155,550	11,159,157
Xcel Energy, Inc.	85,780	4,610,675

		97,901,503

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,508,157
Brookfield Infrastructure Corp., Class A	20,161	726,602
National Fuel Gas Co.	13,700	735,964
New Jersey Resources Corp.	11,900	510,629
ONE Gas, Inc.	1,825	117,767
Southwest Gas Holdings, Inc.	5,900	449,167
UGI Corp.	39,575	971,171

		6,019,457

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	1,859,251
Vistra Corp.	57,915	4,033,780

		5,893,031

Multi-Utilities (0.5%)
Ameren Corp.	40,500	2,995,380
CenterPoint Energy, Inc.	99,950	2,847,576
CMS Energy Corp.	45,600	2,751,504
Consolidated Edison, Inc.	50,000	4,540,500
Dominion Energy, Inc.	126,854	6,239,948
DTE Energy Co.	30,400	3,409,056
NiSource, Inc.	61,600	1,703,856
Northwestern Energy Group, Inc.	900	45,837
Public Service Enterprise Group, Inc.	75,900	5,068,602
Sempra	89,880	6,456,080
WEC Energy Group, Inc.	46,898	3,851,264

		39,909,603

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	3,409,659
Essential Utilities, Inc.	42,062	1,558,397

		4,968,056

Total Utilities		154,691,650

Total Common Stocks (99.3%) (Cost $1,799,680,873)		7,159,338,751

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (x)*	23,600	11,800
Chinook Therapeutics, Inc., CVR *	13,100	5,240
Mirati Therapeutics, Inc., CVR(r)*	7,300	2,738

Total Rights (0.0%)† (Cost $15,806)		19,778

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield)(xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	4,754,132	4,754,132

Total Investment Companies		7,754,132

Total Short-Term Investments (0.1%) (Cost $7,754,132)		7,754,132

Total Investments in Securities (99.4%) (Cost $1,807,450,811)		7,167,112,661
Other Assets Less Liabilities (0.6%)		40,436,845

Net Assets (100%)		$7,207,549,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,569,440.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $10,296,479. This was collateralized by $2,757,044 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/18/24 - 2/15/54 and by cash of $7,754,132 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	23	6/2024	USD	2,467,785	37,042
S&P 500 E-Mini Index	173	6/2024	USD	45,918,525	811,224

					848,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$597,036,034	$—	$—		$597,036,034
Consumer Discretionary	750,914,054	—	—		750,914,054
Consumer Staples	398,895,715	—	—		398,895,715
Energy	294,235,904	—	—		294,235,904
Financials	996,070,621	—	—		996,070,621
Health Care	889,605,817	—	—	(a)	889,605,817
Industrials	722,371,866	—	—		722,371,866
Information Technology	1,971,030,305	—	—		1,971,030,305
Materials	191,539,720	—	—		191,539,720
Real Estate	192,947,065	—	—		192,947,065
Utilities	154,691,650	—	—		154,691,650
Futures	848,266	—	—		848,266
Rights
Health Care	—	17,040	2,738		19,778
Short-Term Investments
Investment Companies	7,754,132	—	—		7,754,132

Total Assets	$7,167,941,149	$17,040	$2,738		$7,167,960,927

Total Liabilities	$—	$—	$—		$—

Total	$7,167,941,149	$17,040	$2,738		$7,167,960,927

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,592,130,660
Aggregate gross unrealized depreciation	(254,587,084)

Net unrealized appreciation	$5,337,543,576

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,830,417,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$245,815	$225,535
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	395,361	355,824
Evergy Metro, Inc.,
3.650%, 8/15/25	500,000	489,350
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	2,872,065	2,861,439
Series 2020-1 B
4.875%, 1/15/26	66,720	65,519

Total Asset-Backed Securities		3,997,667

Corporate Bonds (32.4%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
5.539%, 2/20/26	600,000	599,037
3.800%, 2/15/27	1,000,000	968,750
2.300%, 6/1/27(x)	500,000	460,658
1.650%, 2/1/28	185,000	163,594
4.100%, 2/15/28	453,000	438,992
4.350%, 3/1/29	1,665,000	1,621,469
4.300%, 2/15/30	5,159,000	4,954,789
5.400%, 2/15/34	3,000,000	3,029,984
Bell Canada (The)
5.100%, 5/11/33	500,000	495,665
5.200%, 2/15/34	2,000,000	1,982,242
British Telecommunications plc
5.125%, 12/4/28	500,000	502,371
9.625%, 12/15/30(e)	2,000,000	2,451,623
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	2,955,963
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	428,156
TELUS Corp.
2.800%, 2/16/27	400,000	374,350
Verizon Communications, Inc.
1.450%, 3/20/26	790,000	736,526
3.000%, 3/22/27	375,000	355,243
2.100%, 3/22/28	750,000	674,120
4.329%, 9/21/28	7,238,000	7,072,579
3.875%, 2/8/29	140,000	133,955
4.016%, 12/3/29	1,500,000	1,432,347
3.150%, 3/22/30	375,000	338,747
1.500%, 9/18/30(x)	600,000	489,484
1.680%, 10/30/30(x)	1,957,000	1,593,142
2.550%, 3/21/31	1,220,000	1,040,943
5.050%, 5/9/33(x)	325,000	324,513

		35,619,242

Entertainment (0.2%)
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	596,231
1.850%, 2/15/31	295,000	241,205
Take-Two Interactive Software, Inc.
5.000%, 3/28/26	500,000	497,392
4.950%, 3/28/28	500,000	498,374
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	188,688
2.000%, 9/3/30	215,000	176,276
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	486,523
1.850%, 7/30/26	465,000	434,769
2.950%, 6/15/27	1,000,000	949,869
Walt Disney Co. (The)
3.700%, 10/15/25	1,040,000	1,018,603
1.750%, 1/13/26	1,070,000	1,010,886
3.375%, 11/15/26	300,000	288,459
2.200%, 1/13/28	700,000	642,156
2.000%, 9/1/29	500,000	435,650
2.650%, 1/13/31(x)	1,250,000	1,099,403
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,840,000	1,755,091
4.054%, 3/15/29	555,000	519,513
4.279%, 3/15/32	1,145,000	1,020,852

		11,859,940

Interactive Media & Services (0.1%)
Alphabet, Inc.
0.450%, 8/15/25	435,000	409,630
1.998%, 8/15/26	500,000	470,465
0.800%, 8/15/27(x)	1,000,000	888,015
1.100%, 8/15/30	650,000	531,953
Baidu, Inc.
4.125%, 6/30/25	695,000	682,594
1.720%, 4/9/26	200,000	186,310
1.625%, 2/23/27	290,000	262,314
4.375%, 3/29/28	290,000	284,391
4.875%, 11/14/28	315,000	314,477
2.375%, 10/9/30	200,000	169,450
2.375%, 8/23/31	500,000	415,515
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	500,239
4.800%, 5/15/30	350,000	351,437
4.950%, 5/15/33	750,000	758,046
Weibo Corp.
3.375%, 7/8/30(x)	500,000	433,960

		6,658,796

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	4,777,105
2.250%, 1/15/29	585,000	497,191
Comcast Corp.
3.950%, 10/15/25	1,750,000	1,719,884
3.150%, 3/1/26	2,000,000	1,936,448
4.150%, 10/15/28	5,025,000	4,904,304
4.550%, 1/15/29	350,000	347,099
3.400%, 4/1/30	2,500,000	2,311,508
4.650%, 2/15/33	750,000	735,014
4.800%, 5/15/33(x)	500,000	492,719
Discovery Communications LLC
3.950%, 6/15/25	500,000	488,913
4.900%, 3/11/26	500,000	494,468
4.125%, 5/15/29	455,000	425,947
3.625%, 5/15/30	1,310,000	1,169,597
Fox Corp.
4.709%, 1/25/29	730,000	718,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 4/8/30	$2,000,000	$1,824,815
6.500%, 10/13/33	450,000	476,020
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	245,684
2.400%, 3/1/31	1,750,000	1,464,696
5.375%, 6/15/33	350,000	349,341
Paramount Global
3.375%, 2/15/28	570,000	508,038

		25,887,512

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	465,460
2.875%, 5/7/30	1,450,000	1,281,891
4.700%, 7/21/32	405,000	391,458
Rogers Communications, Inc.
3.625%, 12/15/25	500,000	484,857
2.900%, 11/15/26	500,000	470,891
3.200%, 3/15/27	500,000	474,793
3.800%, 3/15/32	625,000	560,936
5.300%, 2/15/34	2,000,000	1,980,163
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,451,479
1.500%, 2/15/26	1,000,000	933,328
3.750%, 4/15/27	2,500,000	2,408,714
2.050%, 2/15/28	700,000	626,210
4.950%, 3/15/28	305,000	304,045
4.800%, 7/15/28	625,000	619,375
2.400%, 3/15/29	340,000	300,735
3.875%, 4/15/30	3,000,000	2,809,022
5.200%, 1/15/33(x)	2,610,000	2,607,965
5.750%, 1/15/34	2,000,000	2,078,786
Vodafone Group plc
4.125%, 5/30/25	500,000	492,432

		21,742,540

Total Communication Services		101,768,030

Consumer Discretionary (1.6%)
Automobile Components (0.0%)†
Aptiv plc
4.350%, 3/15/29	105,000	101,748
BorgWarner, Inc.
2.650%, 7/1/27	300,000	277,550
Lear Corp.
4.250%, 5/15/29	125,000	119,367
Magna International, Inc.
4.150%, 10/1/25	250,000	246,132
5.980%, 3/21/26	500,000	500,055
2.450%, 6/15/30	300,000	258,963
5.500%, 3/21/33	500,000	512,898

		2,016,713

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,069,825
6.100%, 8/19/32	2,500,000	2,528,525
General Motors Co.
6.800%, 10/1/27	405,000	423,626
5.000%, 10/1/28	750,000	745,117
5.400%, 10/15/29	500,000	500,840
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	390,305
Honda Motor Co. Ltd.
2.534%, 3/10/27	165,000	154,346
2.967%, 3/10/32	200,000	176,511
Toyota Motor Corp.
5.275%, 7/13/26	240,000	241,419
5.118%, 7/13/28	500,000	510,212
3.669%, 7/20/28	355,000	340,019
2.760%, 7/2/29	250,000	231,236
2.362%, 3/25/31	600,000	522,403
5.123%, 7/13/33	500,000	524,038

		9,358,422

Broadline Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,683,916
2.125%, 2/9/31	490,000	407,258
Amazon.com, Inc.
3.000%, 4/13/25	750,000	733,847
0.800%, 6/3/25	500,000	476,555
4.600%, 12/1/25	1,000,000	995,729
5.200%, 12/3/25	500,000	501,929
1.000%, 5/12/26	1,300,000	1,200,421
3.300%, 4/13/27	1,300,000	1,250,153
1.200%, 6/3/27	340,000	305,767
3.150%, 8/22/27	4,000,000	3,810,321
4.550%, 12/1/27	1,000,000	998,606
3.600%, 4/13/32	1,650,000	1,537,494
4.700%, 12/1/32	1,000,000	1,002,054
eBay, Inc.
3.600%, 6/5/27	750,000	720,312
2.700%, 3/11/30	700,000	618,934
2.600%, 5/10/31	1,000,000	857,327
JD.com, Inc.
3.875%, 4/29/26	500,000	485,157
3.375%, 1/14/30	320,000	291,400

		17,877,180

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	231,225
6.875%, 11/1/33(x)	1,000,000	1,104,698

		1,335,923

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	31,544
Yale University Series 2020
0.873%, 4/15/25	500,000	476,963
1.482%, 4/15/30	500,000	419,219

		927,726

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
3.600%, 6/1/26	500,000	485,758
4.625%, 4/13/30	1,500,000	1,482,026
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	303,051
Expedia Group, Inc.
4.625%, 8/1/27	840,000	823,829
3.250%, 2/15/30	1,500,000	1,349,732
2.950%, 3/15/31	185,000	160,960
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	247,265
5.750%, 1/30/27	320,000	325,137
4.375%, 9/15/28	950,000	921,584
Marriott International, Inc.
5.000%, 10/15/27	165,000	164,468
5.550%, 10/15/28	585,000	597,588
4.900%, 4/15/29	185,000	183,692
Series AA
4.650%, 12/1/28	500,000	491,053
Series FF
4.625%, 6/15/30(x)	725,000	705,230
Series R
3.125%, 6/15/26	500,000	477,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series X
4.000%, 4/15/28	$500,000	$481,307
McDonald’s Corp.
3.375%, 5/26/25	750,000	734,219
1.450%, 9/1/25(x)	200,000	189,787
3.500%, 3/1/27	775,000	747,858
3.800%, 4/1/28	1,100,000	1,059,458
4.800%, 8/14/28	500,000	500,480
2.625%, 9/1/29	290,000	261,200
2.125%, 3/1/30	220,000	189,233
4.600%, 9/9/32	350,000	343,989
4.950%, 8/14/33	500,000	499,600
Starbucks Corp.
3.800%, 8/15/25	700,000	686,281
4.750%, 2/15/26	185,000	183,860
2.450%, 6/15/26	500,000	472,510
2.000%, 3/12/27	350,000	321,641
3.500%, 3/1/28	750,000	712,865
4.000%, 11/15/28	800,000	776,166
2.250%, 3/12/30	350,000	301,920
3.000%, 2/14/32	220,000	192,641
4.800%, 2/15/33	355,000	351,194

		17,725,139

Household Durables (0.1%)
DR Horton, Inc.
2.600%, 10/15/25	350,000	335,827
1.300%, 10/15/26	275,000	249,880
1.400%, 10/15/27	750,000	662,289
Leggett & Platt, Inc.
3.500%, 11/15/27	500,000	468,020
4.400%, 3/15/29	350,000	327,177
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	128,662
3.625%, 5/15/30	350,000	318,576
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,173,008
PulteGroup, Inc.
5.000%, 1/15/27	1,000,000	995,815
Whirlpool Corp.
3.700%, 5/1/25	500,000	490,867
4.750%, 2/26/29	150,000	147,133
4.700%, 5/14/32	285,000	272,369
5.500%, 3/1/33	100,000	100,659

		5,670,282

Leisure Products (0.0%)†
Hasbro, Inc.
3.550%, 11/19/26	250,000	238,093
3.500%, 9/15/27	290,000	272,313
3.900%, 11/19/29	500,000	461,348

		971,754

Specialty Retail (0.4%)
AutoNation, Inc.
4.500%, 10/1/25	215,000	211,594
3.800%, 11/15/27(x)	500,000	472,715
1.950%, 8/1/28	225,000	194,534
2.400%, 8/1/31	150,000	120,583
3.850%, 3/1/32	300,000	265,020
AutoZone, Inc.
3.250%, 4/15/25	333,000	325,289
3.125%, 4/21/26	125,000	120,341
5.050%, 7/15/26	375,000	375,565
4.500%, 2/1/28	280,000	275,689
3.750%, 4/18/29	500,000	472,754
4.750%, 8/1/32	330,000	319,449
5.200%, 8/1/33	500,000	502,144
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	980,680
1.950%, 10/1/30	375,000	310,451
Home Depot, Inc. (The)
2.700%, 4/15/25	270,000	263,286
3.350%, 9/15/25	490,000	478,736
4.000%, 9/15/25	145,000	142,834
3.000%, 4/1/26	750,000	722,943
2.125%, 9/15/26	625,000	585,240
2.875%, 4/15/27	335,000	317,324
2.800%, 9/14/27	750,000	704,146
0.900%, 3/15/28(x)	700,000	606,973
3.900%, 12/6/28	290,000	280,528
4.900%, 4/15/29	585,000	590,287
2.950%, 6/15/29	455,000	417,323
3.250%, 4/15/32	435,000	387,525
4.500%, 9/15/32(x)	440,000	431,803
Lowe’s Cos., Inc.
4.400%, 9/8/25	140,000	138,359
3.375%, 9/15/25	510,000	496,092
4.800%, 4/1/26	200,000	198,901
2.500%, 4/15/26	750,000	712,457
3.350%, 4/1/27	180,000	171,628
3.100%, 5/3/27	750,000	709,863
1.300%, 4/15/28	655,000	570,323
1.700%, 9/15/28	250,000	218,491
3.650%, 4/5/29	680,000	645,462
1.700%, 10/15/30	655,000	535,553
2.625%, 4/1/31	1,750,000	1,504,235
3.750%, 4/1/32	500,000	459,647
5.000%, 4/15/33	415,000	412,608
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	484,513
4.350%, 6/1/28	800,000	784,318
4.700%, 6/15/32	250,000	244,021
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,283,113
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	470,392
1.150%, 5/15/28	300,000	260,669
Tractor Supply Co.
1.750%, 11/1/30	280,000	227,036
5.250%, 5/15/33	75,000	75,422

		21,478,859

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	941,346
2.850%, 3/27/30	1,000,000	902,721
PVH Corp.
4.625%, 7/10/25	145,000	142,913
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	342,460
2.950%, 6/15/30	130,000	116,479
Tapestry, Inc.
7.850%, 11/27/33	610,000	662,762
VF Corp.
2.950%, 4/23/30(x)	2,000,000	1,651,196

		4,759,877

Total Consumer Discretionary		82,121,875

Consumer Staples (1.9%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,311,042
4.750%, 1/23/29	3,470,000	3,463,281
Brown-Forman Corp.
3.500%, 4/15/25	210,000	205,861
4.750%, 4/15/33	800,000	791,879
Coca-Cola Co. (The)
2.900%, 5/25/27	500,000	475,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
1.450%, 6/1/27	$300,000	$272,771
1.500%, 3/5/28	730,000	651,363
1.000%, 3/15/28	440,000	385,142
2.125%, 9/6/29	750,000	664,210
1.650%, 6/1/30	1,010,000	849,431
2.000%, 3/5/31	835,000	705,208
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	244,652
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,148,503
Constellation Brands, Inc.
4.400%, 11/15/25	335,000	329,662
5.000%, 2/2/26	85,000	84,486
3.500%, 5/9/27	300,000	285,866
4.350%, 5/9/27	500,000	489,331
4.650%, 11/15/28	310,000	304,878
3.150%, 8/1/29	750,000	683,275
2.250%, 8/1/31	475,000	391,732
4.750%, 5/9/32	500,000	488,150
4.900%, 5/1/33	250,000	245,482
Diageo Capital plc
1.375%, 9/29/25	245,000	231,704
3.875%, 5/18/28	400,000	387,519
2.375%, 10/24/29	410,000	362,514
2.000%, 4/29/30	245,000	208,223
5.625%, 10/5/33	1,500,000	1,578,870
Keurig Dr Pepper, Inc.
4.417%, 5/25/25	1,100,000	1,089,041
2.550%, 9/15/26	200,000	188,031
3.950%, 4/15/29	500,000	477,417
2.250%, 3/15/31	210,000	174,771
4.050%, 4/15/32(x)	335,000	312,362
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	647,709
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	1,970,367
PepsiCo, Inc.
4.550%, 2/13/26	195,000	193,937
2.850%, 2/24/26	300,000	289,314
2.375%, 10/6/26	670,000	632,010
2.625%, 3/19/27	350,000	329,918
3.600%, 2/18/28	500,000	482,671
4.450%, 5/15/28	300,000	299,942
2.625%, 7/29/29	375,000	340,608
2.750%, 3/19/30	350,000	314,774
1.625%, 5/1/30	190,000	159,359
1.950%, 10/21/31	3,130,000	2,584,304
3.900%, 7/18/32	200,000	188,739
4.450%, 2/15/33(x)	300,000	300,422

		28,216,050

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,390,270
Dollar General Corp.
4.150%, 11/1/25	125,000	122,551
3.875%, 4/15/27	500,000	481,860
4.625%, 11/1/27	400,000	392,680
5.200%, 7/5/28	415,000	416,874
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	417,667
Kroger Co. (The)
2.650%, 10/15/26	600,000	565,180
4.500%, 1/15/29	350,000	344,886
1.700%, 1/15/31	625,000	504,956
Sysco Corp.
2.400%, 2/15/30	115,000	99,442
5.950%, 4/1/30	2,000,000	2,083,542
2.450%, 12/14/31	180,000	149,921
Target Corp.
2.500%, 4/15/26	2,000,000	1,917,555
1.950%, 1/15/27	400,000	371,449
3.375%, 4/15/29	750,000	706,580
4.500%, 9/15/32	500,000	488,985
4.400%, 1/15/33	85,000	82,716
Walmart, Inc.
3.900%, 9/9/25	450,000	443,650
4.000%, 4/15/26	135,000	133,191
3.050%, 7/8/26	415,000	399,920
1.050%, 9/17/26	500,000	457,981
3.950%, 9/9/27	440,000	432,358
3.900%, 4/15/28	315,000	308,723
1.500%, 9/22/28	475,000	419,318
2.375%, 9/24/29	19,000	17,089
4.000%, 4/15/30	250,000	243,579
1.800%, 9/22/31(x)	210,000	174,142
4.150%, 9/9/32(x)	470,000	456,614
4.100%, 4/15/33(x)	335,000	322,855

		15,346,534

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	471,980
2.900%, 3/1/32	340,000	292,571
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	500,000	473,693
3.250%, 8/15/26	215,000	205,305
3.750%, 9/25/27	225,000	215,070
2.750%, 5/14/31	750,000	643,820
Campbell Soup Co.
5.400%, 3/21/34	750,000	755,160
Conagra Brands, Inc.
4.600%, 11/1/25	535,000	528,517
5.300%, 10/1/26	295,000	295,095
4.850%, 11/1/28	885,000	873,394
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	513,137
2.400%, 3/15/31	160,000	133,628
General Mills, Inc.
4.000%, 4/17/25	500,000	492,496
4.200%, 4/17/28	375,000	365,681
2.250%, 10/14/31	875,000	724,948
4.950%, 3/29/33	180,000	177,604
Hershey Co. (The)
0.900%, 6/1/25	215,000	204,787
3.200%, 8/21/25	300,000	292,611
4.250%, 5/4/28	350,000	346,056
2.450%, 11/15/29	200,000	178,500
1.700%, 6/1/30	390,000	325,853
4.500%, 5/4/33	355,000	347,982
Hormel Foods Corp.
1.700%, 6/3/28	535,000	474,391
1.800%, 6/11/30	415,000	347,669
Ingredion, Inc.
3.200%, 10/1/26	200,000	190,483
J M Smucker Co. (The)
3.375%, 12/15/27	850,000	802,385
2.375%, 3/15/30	185,000	160,389
JBS USA LUX SA
5.125%, 2/1/28	2,500,000	2,463,167
Kellanova
3.400%, 11/15/27	650,000	614,257
4.300%, 5/15/28	500,000	487,958
5.250%, 3/1/33	180,000	180,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
McCormick & Co., Inc.
0.900%, 2/15/26	$235,000	$216,459
3.400%, 8/15/27	750,000	712,458
1.850%, 2/15/31	165,000	133,480
4.950%, 4/15/33	290,000	286,895
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	598,264
Mondelez International, Inc.
1.500%, 5/4/25	290,000	278,184
2.625%, 3/17/27	400,000	374,356
2.750%, 4/13/30(x)	835,000	742,840
3.000%, 3/17/32	400,000	347,024
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	243,937
3.550%, 6/2/27	975,000	929,316
4.350%, 3/1/29	325,000	314,206
Unilever Capital Corp.
3.100%, 7/30/25	300,000	292,677
2.000%, 7/28/26	250,000	234,264
3.500%, 3/22/28(x)	1,000,000	958,199
4.875%, 9/8/28	200,000	202,116
2.125%, 9/6/29	500,000	439,264
1.375%, 9/14/30	210,000	170,654
1.750%, 8/12/31	345,000	280,553

		22,334,480

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	174,460
Clorox Co. (The)
3.100%, 10/1/27	500,000	472,142
3.900%, 5/15/28	500,000	482,169
4.400%, 5/1/29	500,000	489,689
1.800%, 5/15/30	140,000	116,602
4.600%, 5/1/32(x)	500,000	488,113
Colgate-Palmolive Co.
3.100%, 8/15/25	125,000	122,035
3.100%, 8/15/27(x)	250,000	238,551
4.600%, 3/1/28	355,000	358,550
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	292,377
2.750%, 2/15/26	250,000	240,591
1.050%, 9/15/27(x)	250,000	220,911
3.950%, 11/1/28	375,000	364,505
3.200%, 4/25/29	750,000	698,751
2.000%, 11/2/31	750,000	620,741
4.500%, 2/16/33	100,000	98,273
Procter & Gamble Co. (The)
0.550%, 10/29/25	500,000	468,032
4.100%, 1/26/26	125,000	123,687
1.000%, 4/23/26	350,000	325,255
2.450%, 11/3/26	500,000	473,145
1.900%, 2/1/27	600,000	557,860
2.850%, 8/11/27(x)	1,000,000	946,340
3.950%, 1/26/28	250,000	245,607
1.200%, 10/29/30	500,000	409,831
1.950%, 4/23/31	1,000,000	848,827
2.300%, 2/1/32	600,000	516,532
4.050%, 1/26/33	250,000	242,580

		10,636,156

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27	500,000	476,054
4.375%, 5/15/28	225,000	221,171
1.950%, 3/15/31	585,000	483,694
4.650%, 5/15/33	250,000	245,253
Haleon US Capital LLC
3.375%, 3/24/27	550,000	526,297
3.375%, 3/24/29	500,000	464,353
3.625%, 3/24/32	610,000	548,444

		2,965,266

Tobacco (0.4%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	371,828
4.400%, 2/14/26	195,000	192,292
2.625%, 9/16/26	430,000	404,881
3.400%, 5/6/30	2,240,000	2,031,099
6.875%, 11/1/33	1,000,000	1,088,659
BAT Capital Corp.
3.215%, 9/6/26	750,000	713,346
2.259%, 3/25/28	350,000	312,179
3.462%, 9/6/29	750,000	683,209
4.906%, 4/2/30	1,500,000	1,465,903
6.343%, 8/2/30	500,000	520,728
4.742%, 3/16/32	500,000	474,588
7.750%, 10/19/32(x)	110,000	123,431
6.421%, 8/2/33	500,000	520,958
BAT International Finance plc
1.668%, 3/25/26	350,000	325,709
4.448%, 3/16/28(x)	500,000	484,713
5.931%, 2/2/29	390,000	400,519
Philip Morris International, Inc.
1.500%, 5/1/25	205,000	196,991
3.375%, 8/11/25	250,000	244,272
4.875%, 2/13/26	1,375,000	1,369,683
0.875%, 5/1/26	300,000	275,766
3.125%, 8/17/27	1,000,000	941,756
4.875%, 2/15/28	1,500,000	1,497,581
5.250%, 9/7/28	500,000	504,755
5.125%, 2/15/30	1,500,000	1,501,037
2.100%, 5/1/30	120,000	101,801
1.750%, 11/1/30	300,000	244,034
5.375%, 2/15/33	1,500,000	1,506,660
5.625%, 9/7/33(x)	500,000	511,799
Reynolds American, Inc.
4.450%, 6/12/25	2,035,000	2,006,820

		21,016,997

Total Consumer Staples		100,515,483

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	462,200
3.337%, 12/15/27	1,250,000	1,182,029
3.138%, 11/7/29(x)	215,000	197,610
4.486%, 5/1/30	145,000	141,765
Halliburton Co.
3.800%, 11/15/25	38,000	37,160
2.920%, 3/1/30	2,000,000	1,795,615
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	88,070
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	118,573
Schlumberger Investment SA
4.500%, 5/15/28	500,000	496,933
2.650%, 6/26/30	1,350,000	1,194,170
4.850%, 5/15/33	270,000	270,281

		5,984,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
5.950%, 6/1/26	$250,000	$251,858
4.800%, 5/3/29	415,000	409,094
BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	728,947
3.119%, 5/4/26	500,000	481,851
4.234%, 11/6/28	1,250,000	1,221,878
1.749%, 8/10/30	3,300,000	2,749,931
2.721%, 1/12/32	625,000	537,379
4.812%, 2/13/33	215,000	211,762
4.893%, 9/11/33	1,000,000	990,378
BP Capital Markets plc
3.279%, 9/19/27(x)	1,250,000	1,187,245
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.450%, 12/1/33(k)(y)	1,000,000	1,038,135
Canadian Natural Resources Ltd.
2.050%, 7/15/25(x)	350,000	335,093
3.850%, 6/1/27	1,300,000	1,251,859
2.950%, 7/15/30	350,000	307,441
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,493,495
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	945,738
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,444,264
1.995%, 5/11/27	250,000	230,837
2.236%, 5/11/30	1,325,000	1,157,242
Chevron USA, Inc.
0.687%, 8/12/25	665,000	627,663
1.018%, 8/12/27	310,000	275,128
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	546,750
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,569,376
4.375%, 5/2/28	200,000	197,062
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	394,569
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	336,796
Devon Energy Corp.
5.850%, 12/15/25	500,000	502,719
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	736,912
Enbridge, Inc.
1.600%, 10/4/26	270,000	247,142
4.250%, 12/1/26	500,000	489,425
3.125%, 11/15/29	750,000	684,754
5.700%, 3/8/33	275,000	280,616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84(k)(x)	355,000	385,175
Energy Transfer LP
2.900%, 5/15/25	770,000	747,773
5.950%, 12/1/25	250,000	251,832
4.750%, 1/15/26	1,250,000	1,236,099
3.900%, 7/15/26	500,000	485,316
4.950%, 5/15/28	300,000	297,516
4.950%, 6/15/28	375,000	370,580
5.250%, 4/15/29	1,000,000	1,001,550
4.150%, 9/15/29	750,000	707,747
6.400%, 12/1/30	460,000	484,086
6.550%, 12/1/33	1,500,000	1,602,478
Enterprise Products Operating LLC
5.050%, 1/10/26	115,000	114,614
4.150%, 10/16/28	600,000	582,718
3.125%, 7/31/29	750,000	690,607
2.800%, 1/31/30	755,000	675,522
5.350%, 1/31/33	500,000	509,910
4.850%, 1/31/34	1,000,000	982,220
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78(k)	500,000	468,750
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77(k)	750,000	711,553
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	1,956,830
4.150%, 1/15/26	500,000	489,477
EQT Corp.
5.700%, 4/1/28	375,000	378,519
5.750%, 2/1/34(x)	2,000,000	1,992,279
Equinor ASA
1.750%, 1/22/26	415,000	392,313
3.625%, 9/10/28	600,000	577,566
2.375%, 5/22/30	375,000	328,015
Exxon Mobil Corp.
3.043%, 3/1/26	2,025,000	1,962,942
2.275%, 8/16/26	500,000	472,974
HF Sinclair Corp.
5.875%, 4/1/26	250,000	251,542
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,570,634
4.300%, 3/1/28(x)	1,250,000	1,211,235
5.400%, 2/1/34	2,000,000	1,986,598
Marathon Oil Corp.
4.400%, 7/15/27(x)	750,000	728,718
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	992,314
3.800%, 4/1/28	300,000	287,576
MPLX LP
4.875%, 6/1/25	1,500,000	1,488,168
1.750%, 3/1/26	350,000	327,473
4.125%, 3/1/27	2,085,000	2,032,670
2.650%, 8/15/30	455,000	389,962
ONEOK, Inc.
2.200%, 9/15/25	350,000	334,302
5.850%, 1/15/26	160,000	161,446
5.000%, 3/1/26	250,000	248,438
5.550%, 11/1/26	290,000	292,841
4.000%, 7/13/27	225,000	217,557
5.650%, 11/1/28	190,000	194,344
4.350%, 3/15/29	500,000	484,339
3.400%, 9/1/29	500,000	459,659
3.100%, 3/15/30	350,000	312,529
3.250%, 6/1/30	250,000	225,483
5.800%, 11/1/30	310,000	319,629
Ovintiv, Inc.
5.650%, 5/15/25	165,000	165,155
5.650%, 5/15/28	420,000	426,276
Phillips 66
3.850%, 4/9/25	500,000	492,261
1.300%, 2/15/26	140,000	130,197
3.900%, 3/15/28	500,000	483,059
Phillips 66 Co.
3.550%, 10/1/26	300,000	289,105
4.950%, 12/1/27	500,000	499,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Pioneer Natural Resources Co.
1.125%, 1/15/26	$350,000	$325,831
5.100%, 3/29/26	160,000	159,745
1.900%, 8/15/30	1,000,000	838,742
2.150%, 1/15/31	260,000	218,851
Plains All American Pipeline LP
4.500%, 12/15/26	500,000	491,163
3.550%, 12/15/29	2,500,000	2,286,393
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	500,000	498,771
4.500%, 5/15/30	1,225,000	1,177,110
Spectra Energy Partners LP
3.375%, 10/15/26	315,000	302,164
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,038,684
TC PipeLines LP
3.900%, 5/25/27	200,000	192,019
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	710,151
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	242,011
TransCanada PipeLines Ltd.
4.875%, 1/15/26	550,000	546,887
6.203%, 3/9/26	500,000	499,608
4.250%, 5/15/28(x)	1,750,000	1,696,903
2.500%, 10/12/31	625,000	518,521
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	481,308
3.250%, 5/15/30	250,000	225,513
Valero Energy Corp.
2.150%, 9/15/27	750,000	683,369
4.350%, 6/1/28	240,000	234,148
4.000%, 4/1/29	765,000	733,352
Valero Energy Partners LP
4.500%, 3/15/28(x)	500,000	486,333
Western Midstream Operating LP
6.350%, 1/15/29	415,000	429,532
6.150%, 4/1/33	415,000	424,600
Williams Cos., Inc. (The)
5.400%, 3/2/26	385,000	386,121
3.750%, 6/15/27	500,000	481,323
5.300%, 8/15/28	500,000	503,941
2.600%, 3/15/31(x)	1,165,000	988,983
4.650%, 8/15/32	750,000	719,031
5.650%, 3/15/33	500,000	511,454
5.150%, 3/15/34	750,000	743,190

		82,499,529

Total Energy		88,483,935

Financials (13.7%)
Banks (7.9%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	978,598
Series 3a2
5.671%, 10/3/25	600,000	604,534
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	800,000	751,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	600,000	601,351
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	612,808
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)	500,000	545,479
Banco Santander SA
2.746%, 5/28/25	200,000	193,138
5.147%, 8/18/25	460,000	456,438
1.849%, 3/25/26	600,000	559,896
4.250%, 4/11/27	1,000,000	968,527
5.294%, 8/18/27	435,000	433,806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	485,000	442,381
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	192,841
4.379%, 4/12/28	1,200,000	1,160,422
5.588%, 8/8/28	500,000	505,964
3.306%, 6/27/29(x)	800,000	733,314
3.490%, 5/28/30	200,000	180,967
2.749%, 12/3/30	1,745,000	1,437,245
2.958%, 3/25/31	480,000	413,061
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	600,000	496,664
6.921%, 8/8/33	295,000	307,581
6.938%, 11/7/33	1,250,000	1,379,872
6.350%, 3/14/34	600,000	598,242
Bank of America Corp.
4.450%, 3/3/26	655,000	645,474
(SOFR + 1.33%), 3.384%, 4/2/26(k)	750,000	733,171
(SOFR + 1.75%), 4.827%, 7/22/26(k)	1,000,000	990,719
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,401,429
(SOFR + 1.29%), 5.080%, 1/20/27(k)	500,000	497,100
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27(k)	1,500,000	1,447,737
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,220,821
(SOFR + 1.34%), 5.933%, 9/15/27(k)	1,000,000	1,013,737
(CME Term SOFR 3 Month + 1.84%),
3.824%, 1/20/28(k)	1,000,000	963,291
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	742,837
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)	1,500,000	1,435,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.58%), 4.376%, 4/27/28(k)	$1,250,000	$1,220,999
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)	4,450,000	4,173,217
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29(k)	2,000,000	1,912,908
(SOFR + 1.63%), 5.202%, 4/25/29(k)	1,000,000	999,924
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	1,898,312
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)	2,250,000	2,165,729
(SOFR + 1.57%), 5.819%, 9/15/29(k)	1,000,000	1,023,933
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30(k)	1,300,000	1,178,906
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31(k)	2,500,000	2,151,080
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	818,867
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,223,311
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,685,654
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,229,391
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,116,136
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	415,529
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	948,043
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	982,903
(SOFR + 1.91%), 5.288%, 4/25/34(k)	1,000,000	995,511
(SOFR + 1.84%), 5.872%, 9/15/34(k)	1,750,000	1,806,739
(SOFR + 1.65%), 5.468%, 1/23/35(k)	2,000,000	2,015,985
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,395,326
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,235,279
Series L
3.950%, 4/21/25	2,450,000	2,410,821
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	698,769
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	422,060
Bank of America NA
5.650%, 8/18/25	750,000	754,925
5.526%, 8/18/26	750,000	757,328
Bank of Montreal
3.700%, 6/7/25	405,000	397,445
5.920%, 9/25/25	500,000	504,215
5.300%, 6/5/26(x)	350,000	350,792
1.250%, 9/15/26	500,000	455,935
(SOFR + 0.60%), 0.949%, 1/22/27(k)(x)	1,200,000	1,112,118
2.650%, 3/8/27	265,000	248,091
5.203%, 2/1/28	500,000	503,003
5.717%, 9/25/28	500,000	512,763
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	611,717
Series H
4.700%, 9/14/27	500,000	495,067
Bank of Nova Scotia (The)
3.450%, 4/11/25	300,000	294,058
1.300%, 6/11/25(x)	750,000	714,927
5.450%, 6/12/25(x)	125,000	125,070
4.750%, 2/2/26(x)	120,000	119,113
1.050%, 3/2/26	750,000	693,656
1.350%, 6/24/26	500,000	460,291
2.700%, 8/3/26	750,000	709,959
1.300%, 9/15/26	500,000	456,181
1.950%, 2/2/27	175,000	161,000
2.951%, 3/11/27	500,000	472,337
5.250%, 6/12/28(x)	200,000	201,679
4.850%, 2/1/30(x)	125,000	123,986
2.150%, 8/1/31	500,000	409,359
2.450%, 2/2/32	250,000	206,958
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	1,766,250
BankUnited, Inc.
5.125%, 6/11/30	750,000	686,250
Barclays plc
4.375%, 1/12/26	1,500,000	1,472,253
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26(k)	925,000	920,502
(SOFR + 2.21%), 5.829%, 5/9/27(k)	750,000	751,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	675,205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	687,592
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	979,880
(SOFR + 1.74%), 5.690%, 3/12/30(k)	2,000,000	2,010,082
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	2,000,000	1,925,071
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	828,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	$675,000	$559,254
(SOFR + 2.98%), 6.224%, 5/9/34(k)	450,000	462,693
(SOFR + 3.57%), 7.119%, 6/27/34(k)	935,000	995,301
(SOFR + 2.62%), 6.692%, 9/13/34(k)	1,350,000	1,438,198
BPCE SA
3.375%, 12/2/26	500,000	480,316
Canadian Imperial Bank of Commerce
3.300%, 4/7/25	175,000	171,252
3.945%, 8/4/25(x)	500,000	491,087
0.950%, 10/23/25	130,000	121,990
1.250%, 6/22/26	750,000	689,316
5.615%, 7/17/26	200,000	201,840
5.926%, 10/2/26(x)	500,000	509,438
3.450%, 4/7/27	225,000	214,817
5.001%, 4/28/28	500,000	498,123
5.986%, 10/3/28	500,000	518,423
3.600%, 4/7/32	225,000	202,788
6.092%, 10/3/33	250,000	263,378
Citibank NA
5.864%, 9/29/25	755,000	762,304
5.803%, 9/29/28	1,000,000	1,035,522
Citigroup, Inc.
3.300%, 4/27/25	1,000,000	977,933
4.400%, 6/10/25	650,000	640,735
4.600%, 3/9/26	595,000	585,639
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,500,000	2,436,890
3.400%, 5/1/26	2,500,000	2,409,453
(SOFR + 1.55%), 5.610%, 9/29/26(k)	750,000	750,464
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,156,560
(SOFR + 0.77%), 1.462%, 6/9/27(k)	1,375,000	1,263,542
4.450%, 9/29/27	1,250,000	1,214,182
(SOFR + 1.28%), 3.070%, 2/24/28(k)	1,000,000	939,750
(SOFR + 1.89%), 4.658%, 5/24/28(k)	715,000	702,475
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)(x)	2,500,000	2,356,928
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)(x)	2,000,000	1,911,755
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)	1,750,000	1,645,187
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,110,346
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,298,976
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,706,854
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	695,711
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	734,259
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	678,092
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,335,678
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	481,468
(SOFR + 2.66%), 6.174%, 5/25/34(k)	715,000	727,065
(SOFR + 2.06%), 5.827%, 2/13/35(k)	3,000,000	2,970,019
Citizens Bank NA
2.250%, 4/28/25	400,000	384,719
3.750%, 2/18/26	500,000	479,342
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	477,900
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	467,486
2.500%, 2/6/30	150,000	126,649
3.250%, 4/30/30	470,000	411,909
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	500,000	465,072
Comerica Bank
4.000%, 7/27/25	250,000	241,563
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	225,452
Comerica, Inc.
4.000%, 2/1/29	450,000	412,442
Commonwealth Bank of Australia
5.499%, 9/12/25	1,250,000	1,255,000
Cooperatieve Rabobank UA
3.375%, 5/21/25	1,000,000	979,308
5.500%, 7/18/25	250,000	250,966
4.375%, 8/4/25	500,000	491,109
3.750%, 7/21/26	815,000	782,996
Discover Bank
3.450%, 7/27/26	840,000	798,579
4.650%, 9/13/28	625,000	604,167
2.700%, 2/6/30	250,000	213,784
Fifth Third Bancorp
(SOFR + 0.69%), 1.707%, 11/1/27(k)	310,000	280,467
3.950%, 3/14/28	750,000	716,254
(SOFR + 1.36%), 4.055%, 4/25/28(k)	290,000	276,120
(SOFR + 2.34%), 6.339%, 7/27/29(k)	105,000	108,136
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	500,000	481,733
(SOFR + 1.66%), 4.337%, 4/25/33(k)	250,000	228,348
Fifth Third Bank NA
3.950%, 7/28/25	645,000	631,341
3.850%, 3/15/26	600,000	577,515
2.250%, 2/1/27	300,000	277,097
First Horizon Corp.
4.000%, 5/26/25	500,000	489,375
HSBC Holdings plc
4.250%, 8/18/25	1,600,000	1,566,923
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	2,035,476
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	790,796
4.375%, 11/23/26	1,815,000	1,772,512
(SOFR + 1.29%), 1.589%, 5/24/27(k)	820,000	753,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.57%), 5.887%, 8/14/27(k)	$1,750,000	$1,766,315
(SOFR + 1.10%), 2.251%, 11/22/27(k)	780,000	718,521
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28(k)	1,250,000	1,203,990
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	980,117
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	493,010
(SOFR + 1.97%), 6.161%, 3/9/29(k)	380,000	389,741
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29(k)	1,120,000	1,086,182
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	393,901
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	1,165,000	1,088,530
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	4,926,611
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	498,399
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	660,321
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	389,375
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	487,880
(SOFR + 2.39%), 6.254%, 3/9/34(k)(x)	750,000	789,479
(SOFR + 2.98%), 6.547%, 6/20/34(k)	1,000,000	1,032,166
(SOFR + 3.02%), 7.399%, 11/13/34(k)	1,000,000	1,092,024
(SOFR + 1.78%), 5.719%, 3/4/35(k)	750,000	758,025
Huntington Bancshares, Inc.
4.000%, 5/15/25	350,000	343,961
(SOFR + 1.97%), 4.443%, 8/4/28(k)	250,000	241,297
(SOFR + 2.02%), 6.208%, 8/21/29(k)	500,000	510,681
2.550%, 2/4/30	500,000	425,507
(SOFR + 2.05%), 5.023%, 5/17/33(k)	420,000	399,592
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	380,216
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	241,336
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	477,210
ING Groep NV
3.950%, 3/29/27	1,250,000	1,207,793
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	347,964
(SOFR + 1.56%), 6.083%, 9/11/27(k)	250,000	252,962
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	482,157
4.050%, 4/9/29	560,000	532,943
(SOFR + 1.44%), 5.335%, 3/19/30(k)	1,000,000	996,359
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	224,578
(SOFR + 2.09%), 6.114%, 9/11/34(k)	315,000	326,738
(SOFR + 1.77%), 5.550%, 3/19/35(k)	750,000	743,227
JPMorgan Chase & Co.
3.300%, 4/1/26	2,000,000	1,936,147
(SOFR + 1.32%), 4.080%, 4/26/26(k)	1,000,000	984,834
3.200%, 6/15/26 (SOFR + 0.80%),	1,750,000	1,683,543
1.045%, 11/19/26(k)	1,250,000	1,166,840
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27(k)	1,250,000	1,156,758
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,098,510
(SOFR + 0.77%), 1.470%, 9/22/27(k)	925,000	844,021
(SOFR + 1.17%), 2.947%, 2/24/28(k)	300,000	281,490
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	975,400
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	2,750,000	2,626,056
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,598,618
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29(k)	4,750,000	4,487,320
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29(k)	1,500,000	1,435,719
(SOFR + 1.02%), 2.069%, 6/1/29(k)(x)	1,110,000	983,343
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29(k)	1,500,000	1,447,119
(SOFR + 1.45%), 5.299%, 7/24/29(k)	1,250,000	1,256,250
(SOFR + 1.57%), 6.087%, 10/23/29(k)	865,000	899,697
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29(k)	1,000,000	973,539
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30(k)	625,000	585,560
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	540,740
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,537,337
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	815,000	710,622
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	1,012,498
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	610,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	$1,155,000	$975,010
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,285,419
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	598,402
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	798,330
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	978,049
(SOFR + 1.85%), 5.350%, 6/1/34(k)	965,000	967,710
(SOFR + 1.81%), 6.254%, 10/23/34(k)	800,000	853,659
(SOFR + 1.62%), 5.336%, 1/23/35(k)	2,000,000	2,009,041
KeyBank NA
3.300%, 6/1/25	250,000	241,716
4.150%, 8/8/25	535,000	520,732
4.700%, 1/26/26	250,000	244,141
3.400%, 5/20/26	1,000,000	939,679
4.390%, 12/14/27	100,000	94,276
4.900%, 8/8/32	500,000	449,388
5.000%, 1/26/33	500,000	462,742
KeyCorp
4.150%, 10/29/25	310,000	301,855
2.250%, 4/6/27	750,000	674,700
Korea Development Bank (The)
4.000%, 9/8/25	465,000	457,569
0.800%, 4/27/26	300,000	275,769
0.800%, 7/19/26	500,000	455,775
1.000%, 9/9/26	400,000	364,336
1.375%, 4/25/27	500,000	450,110
4.375%, 2/15/28	525,000	519,341
1.625%, 1/19/31	500,000	408,265
2.000%, 10/25/31	500,000	408,522
4.250%, 9/8/32	500,000	480,010
5.625%, 10/23/33	400,000	423,088
Kreditanstalt fuer Wiederaufbau
3.125%, 6/10/25	1,500,000	1,467,345
0.375%, 7/18/25	920,000	867,230
0.625%, 1/22/26	3,600,000	3,335,184
3.625%, 4/1/26(x)	955,000	935,157
4.625%, 8/7/26	1,250,000	1,249,352
4.375%, 3/1/27	2,000,000	1,989,456
3.000%, 5/20/27	1,575,000	1,504,787
3.750%, 2/15/28	1,420,000	1,384,253
2.875%, 4/3/28(x)	1,750,000	1,643,757
3.875%, 6/15/28(x)	735,000	719,907
4.000%, 3/15/29	5,000,000	4,921,776
1.750%, 9/14/29	525,000	459,973
0.750%, 9/30/30	400,000	320,366
4.125%, 7/15/33	1,200,000	1,177,685
4.375%, 2/28/34	1,500,000	1,504,139
Landwirtschaftliche Rentenbank
0.875%, 3/30/26	600,000	556,129
1.750%, 7/27/26	500,000	468,250
0.875%, 9/3/30	750,000	601,860
5.000%, 10/24/33	750,000	784,203
Series 40 0.500%, 5/27/25	730,000	692,780
Lloyds Banking Group plc
4.450%, 5/8/25	575,000	567,837
4.582%, 12/10/25	1,000,000	981,367
4.650%, 3/24/26	1,750,000	1,713,789
3.750%, 1/11/27	1,385,000	1,330,827
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27(k)	220,000	221,986
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	383,172
4.375%, 3/22/28	1,350,000	1,307,955
4.550%, 8/16/28	850,000	827,486
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	500,000	508,323
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)	1,000,000	1,004,708
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	335,000	319,501
Manufacturers & Traders Trust Co.
5.400%, 11/21/25	250,000	247,572
3.400%, 8/17/27	330,000	304,575
4.700%, 1/27/28	500,000	480,558
Mitsubishi UFJ Financial Group, Inc.
1.412%, 7/17/25	430,000	409,044
3.850%, 3/1/26	216,000	210,534
2.757%, 9/13/26	1,250,000	1,182,041
3.677%, 2/22/27	1,000,000	966,754
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)	500,000	460,447
3.287%, 7/25/27	1,000,000	949,433
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,370,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	555,498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	400,000	397,895
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)	400,000	401,659
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29(k)	205,000	207,118
3.741%, 3/7/29(x)	750,000	713,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29(k)	$215,000	$216,771
3.195%, 7/18/29	1,000,000	915,832
2.559%, 2/25/30	1,000,000	871,802
2.048%, 7/17/30	460,000	385,615
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	424,916
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	400,443
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)	600,000	613,911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)	200,000	203,956
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)(x)	290,000	295,098
Series 8NC7 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)	205,000	208,192
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26(k)	500,000	484,592
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26(k)	300,000	289,172
2.839%, 9/13/26	850,000	802,945
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	459,073
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	750,000	689,102
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)	500,000	508,641
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29(k)	1,000,000	962,711
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	454,944
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30(k)	750,000	678,347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31(k)	500,000	512,576
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31(k)(x)	500,000	417,144
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31(k)	300,000	246,600
2.564%, 9/13/31	310,000	253,137
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	750,000	611,860
Morgan Stanley Bank NA
5.479%, 7/16/25	345,000	346,228
4.754%, 4/21/26	360,000	357,484
National Australia Bank Ltd.
5.200%, 5/13/25	335,000	334,964
3.500%, 6/9/25	250,000	245,240
4.966%, 1/12/26	250,000	249,568
3.375%, 1/14/26	750,000	729,086
2.500%, 7/12/26	1,500,000	1,421,499
3.905%, 6/9/27	500,000	485,587
4.944%, 1/12/28	300,000	300,915
4.900%, 6/13/28	500,000	500,919
NatWest Group plc
4.800%, 4/5/26	1,750,000	1,731,013
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)(x)	200,000	200,845
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	965,613
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	275,402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	200,097
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29(k)	730,000	740,730
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	711,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	$200,000	$206,334
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	1,000,000	1,012,406
Oesterreichische Kontrollbank AG
2.875%, 5/23/25	1,000,000	975,572
0.375%, 9/17/25	910,000	851,933
4.125%, 1/20/26	235,000	232,373
0.500%, 2/2/26	935,000	864,730
3.625%, 9/9/27	409,000	396,871
4.250%, 3/1/28	545,000	539,677
4.125%, 1/18/29	1,000,000	989,275
PNC Bank NA
3.875%, 4/10/25	1,000,000	983,364
3.250%, 6/1/25	500,000	487,451
3.100%, 10/25/27	500,000	466,155
2.700%, 10/22/29	395,000	342,225
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.812%, 6/12/26(k)	435,000	436,237
2.600%, 7/23/26	350,000	330,140
1.150%, 8/13/26	500,000	455,089
(United States SOFR Compounded Index + 1.09%), 4.758%, 1/26/27(k)	225,000	222,678
3.150%, 5/19/27	750,000	708,733
(United States SOFR Compounded Index + 1.73%), 6.615%, 10/20/27(k)	355,000	366,458
3.450%, 4/23/29	750,000	698,123
(SOFR + 1.84%), 5.582%, 6/12/29(k)	440,000	444,857
2.550%, 1/22/30	750,000	653,407
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	820,932
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	465,248
(SOFR + 1.93%), 5.068%, 1/24/34(k)	210,000	202,867
(SOFR + 1.95%), 5.939%, 8/18/34(k)	750,000	770,741
(SOFR + 2.28%), 6.875%, 10/20/34(k)	400,000	438,351
(SOFR + 1.90%), 5.676%, 1/22/35(k)	1,000,000	1,008,494
Regions Financial Corp.
2.250%, 5/18/25	300,000	288,345
1.800%, 8/12/28	500,000	430,571
Royal Bank of Canada
3.375%, 4/14/25	500,000	490,162
4.950%, 4/25/25	355,000	353,592
1.150%, 6/10/25(x)	530,000	505,274
4.875%, 1/12/26	500,000	498,240
0.875%, 1/20/26	750,000	695,749
1.200%, 4/27/26(x)	750,000	693,592
1.150%, 7/14/26(x)	750,000	686,725
5.200%, 7/20/26	500,000	501,375
1.400%, 11/2/26(x)	500,000	456,532
2.050%, 1/21/27	500,000	461,708
3.625%, 5/4/27(x)	500,000	480,649
4.240%, 8/3/27	500,000	488,798
4.900%, 1/12/28	500,000	500,360
5.200%, 8/1/28(x)	500,000	504,249
2.300%, 11/3/31	500,000	413,971
5.000%, 5/2/33(x)	500,000	496,270
5.150%, 2/1/34	3,000,000	3,005,680
Santander Holdings USA, Inc.
3.450%, 6/2/25	500,000	485,745
4.500%, 7/17/25	1,500,000	1,473,600
(SOFR + 2.33%), 5.807%, 9/9/26(k)	295,000	295,281
4.400%, 7/13/27	485,000	467,986
(SOFR + 1.25%), 2.490%, 1/6/28(k)	260,000	236,133
(SOFR + 2.36%), 6.499%, 3/9/29(k)	125,000	127,953
(SOFR + 2.70%), 6.565%, 6/12/29(k)(x)	500,000	509,184
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	1,000,000	942,544
(SOFR + 0.99%), 1.673%, 6/14/27(k)	1,000,000	914,110
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	459,408
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	703,740
(SOFR + 2.60%), 6.534%, 1/10/29(k)	235,000	242,398
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	423,758
Sumitomo Mitsui Banking Corp.
3.650%, 7/23/25	750,000	733,737
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25	925,000	881,035
0.948%, 1/12/26	500,000	463,689
5.464%, 1/13/26	500,000	501,705
1.402%, 9/17/26	1,000,000	913,905
3.010%, 10/19/26	1,000,000	949,106
2.174%, 1/14/27	220,000	203,290
3.364%, 7/12/27	750,000	711,266
3.352%, 10/18/27	750,000	708,512
5.800%, 7/13/28	500,000	515,428
4.306%, 10/16/28	750,000	737,870
2.472%, 1/14/29	500,000	445,316
3.040%, 7/16/29	1,000,000	905,747
3.202%, 9/17/29(x)	350,000	317,521
2.724%, 9/27/29	350,000	310,418
5.710%, 1/13/30	320,000	329,966
2.750%, 1/15/30	400,000	352,776
2.130%, 7/8/30	750,000	625,872
5.852%, 7/13/30	500,000	518,284
1.710%, 1/12/31	500,000	401,580
2.222%, 9/17/31	1,000,000	817,299
5.766%, 1/13/33	1,500,000	1,559,121
5.776%, 7/13/33	500,000	520,489
5.808%, 9/14/33	200,000	209,448
Synovus Bank
5.625%, 2/15/28	250,000	243,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Toronto-Dominion Bank (The)
3.766%, 6/6/25	$500,000	$490,979
1.150%, 6/12/25	750,000	714,479
0.750%, 1/6/26(x)	1,000,000	925,719
1.200%, 6/3/26	1,025,000	943,026
5.532%, 7/17/26	400,000	403,500
1.250%, 9/10/26	750,000	684,700
5.264%, 12/11/26	260,000	261,413
1.950%, 1/12/27(x)	500,000	462,398
2.800%, 3/10/27	500,000	470,924
4.108%, 6/8/27(x)	500,000	486,978
4.693%, 9/15/27	400,000	396,089
5.523%, 7/17/28	400,000	408,557
2.000%, 9/10/31	500,000	407,499
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	1,000,000	955,353
2.450%, 1/12/32(x)	500,000	415,832
3.200%, 3/10/32	500,000	437,484
4.456%, 6/8/32(x)	265,000	252,959
Truist Bank
4.050%, 11/3/25	185,000	181,402
3.800%, 10/30/26	300,000	287,624
2.250%, 3/11/30	535,000	445,111
Truist Financial Corp.
4.000%, 5/1/25	600,000	589,922
3.700%, 6/5/25	750,000	734,962
1.200%, 8/5/25	500,000	472,755
(SOFR + 1.46%), 4.260%, 7/28/26(k)	500,000	491,344
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	882,196
(SOFR + 2.05%), 6.047%, 6/8/27(k)	115,000	116,490
(SOFR + 1.37%), 4.123%, 6/6/28(k)	315,000	304,016
(SOFR + 1.44%), 4.873%, 1/26/29(k)(x)	205,000	201,292
3.875%, 3/19/29	750,000	696,958
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	324,916
1.950%, 6/5/30	335,000	276,337
(SOFR + 2.24%), 4.916%, 7/28/33(k)	500,000	465,208
(SOFR + 1.85%), 5.122%, 1/26/34(k)	205,000	196,723
(SOFR + 2.36%), 5.867%, 6/8/34(k)	500,000	506,259
(SOFR + 1.92%), 5.711%, 1/24/35(k)	2,000,000	2,009,808
US Bancorp
1.450%, 5/12/25	600,000	575,322
3.950%, 11/17/25	500,000	490,209
3.100%, 4/27/26	1,415,000	1,355,000
(SOFR + 0.73%), 2.215%, 1/27/28(k)	400,000	368,908
3.900%, 4/26/28	650,000	624,775
(SOFR + 1.66%), 4.548%, 7/22/28(k)	500,000	489,781
(SOFR + 1.23%), 4.653%, 2/1/29(k)	500,000	489,863
(SOFR + 2.02%), 5.775%, 6/12/29(k)	500,000	508,914
1.375%, 7/22/30	600,000	480,391
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	330,388
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	330,979
(SOFR + 1.60%), 4.839%, 2/1/34(k)	500,000	474,406
(SOFR + 2.26%), 5.836%, 6/12/34(k)	750,000	765,079
(SOFR + 1.86%), 5.678%, 1/23/35(k)	2,000,000	2,022,140
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	783,232
Webster Financial Corp.
4.100%, 3/25/29	500,000	458,501
Wells Fargo & Co.
3.000%, 4/22/26	4,000,000	3,822,664
(SOFR + 1.32%), 3.908%, 4/25/26(k)	1,470,000	1,442,646
(SOFR + 1.56%), 4.540%, 8/15/26(k)(x)	375,000	369,855
3.000%, 10/23/26	1,500,000	1,418,637
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)	1,110,000	1,059,496
(SOFR + 1.51%), 3.526%, 3/24/28(k)	710,000	675,759
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)	8,035,000	7,638,764
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	924,011
(SOFR + 1.98%), 4.808%, 7/25/28(k)	665,000	654,959
(SOFR + 1.74%), 5.574%, 7/25/29(k)	435,000	439,684
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,103,991
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	2,625,000	2,260,309
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	1,849,685
(SOFR + 2.10%), 4.897%, 7/25/33(k)	625,000	599,909
(SOFR + 2.02%), 5.389%, 4/24/34(k)	325,000	321,968
(SOFR + 1.99%), 5.557%, 7/25/34(k)	600,000	603,199
(SOFR + 2.06%), 6.491%, 10/23/34(k)	1,430,000	1,528,690
(SOFR + 1.78%), 5.499%, 1/23/35(k)(x)	2,000,000	2,004,041
Wells Fargo Bank NA
5.550%, 8/1/25	1,245,000	1,251,274
5.450%, 8/7/26	1,250,000	1,257,619
5.254%, 12/11/26	600,000	601,540
Westpac Banking Corp.
3.735%, 8/26/25	1,500,000	1,471,341
2.850%, 5/13/26	750,000	718,142
1.150%, 6/3/26	500,000	461,147
3.350%, 3/8/27	1,250,000	1,198,901
4.043%, 8/26/27	1,500,000	1,464,228
1.953%, 11/20/28	500,000	439,950
2.650%, 1/16/30	350,000	312,791
2.150%, 6/3/31	500,000	418,228
6.820%, 11/17/33	1,250,000	1,356,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	$2,000,000	$1,648,282
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	227,775
Zions Bancorp NA
3.250%, 10/29/29	500,000	406,250

		410,679,744

Capital Markets (2.7%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	187,262
Ameriprise Financial, Inc.
2.875%, 9/15/26	500,000	475,342
4.500%, 5/13/32	90,000	87,059
Ares Capital Corp.
3.250%, 7/15/25	500,000	482,585
2.150%, 7/15/26	285,000	262,610
7.000%, 1/15/27	110,000	113,056
2.875%, 6/15/27	500,000	459,017
2.875%, 6/15/28	500,000	445,415
3.200%, 11/15/31	500,000	411,020
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	376,092
2.550%, 10/13/26	500,000	458,291
Bank of New York Mellon Corp. (The)
0.750%, 1/28/26	500,000	462,237
2.800%, 5/4/26	750,000	716,244
(SOFR + 1.35%), 4.414%, 7/24/26(k)	240,000	237,115
1.050%, 10/15/26	1,000,000	906,740
2.050%, 1/26/27	400,000	369,842
(SOFR + 1.03%), 4.947%, 4/26/27(k)	230,000	228,694
3.250%, 5/16/27	700,000	665,130
3.850%, 4/28/28	850,000	825,223
(SOFR + 1.15%), 3.992%, 6/13/28(k)	500,000	485,133
(SOFR + 1.17%), 4.543%, 2/1/29(k)	250,000	245,942
3.850%, 4/26/29	500,000	478,969
(SOFR + 1.76%), 4.596%, 7/26/30(k)	145,000	142,265
1.650%, 1/28/31	500,000	404,635
1.800%, 7/28/31	750,000	604,729
2.500%, 1/26/32	200,000	168,423
(SOFR + 1.42%), 4.289%, 6/13/33(k)	500,000	469,247
(SOFR + 1.85%), 6.474%, 10/25/34(k)	1,000,000	1,086,250
Series J
1.900%, 1/25/29	500,000	438,668
(SOFR + 1.61%), 4.967%, 4/26/34(k)	350,000	343,159
BGC Group, Inc.
8.000%, 5/25/28	500,000	529,375
BlackRock, Inc.
3.200%, 3/15/27	347,000	333,097
3.250%, 4/30/29	445,000	415,479
4.750%, 5/25/33	900,000	895,145
Blackstone Private Credit Fund
2.625%, 12/15/26	1,000,000	911,175
3.250%, 3/15/27	500,000	461,190
4.000%, 1/15/29	250,000	229,103
Blackstone Secured Lending Fund
3.625%, 1/15/26	250,000	238,810
2.125%, 2/15/27	500,000	450,657
2.850%, 9/30/28	500,000	439,186
Blue Owl Capital Corp.
3.750%, 7/22/25	350,000	339,544
4.250%, 1/15/26	250,000	242,188
3.400%, 7/15/26	500,000	471,369
2.875%, 6/11/28	750,000	662,811
Blue Owl Credit Income Corp.
4.700%, 2/8/27	300,000	284,331
7.950%, 6/13/28§	500,000	517,159
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	480,930
4.350%, 4/15/30	2,000,000	1,912,625
2.724%, 4/15/31	230,000	194,835
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	630,440
3.000%, 3/16/32	500,000	433,798
Charles Schwab Corp. (The)
3.625%, 4/1/25	1,000,000	982,431
3.850%, 5/21/25	750,000	737,075
1.150%, 5/13/26	375,000	345,162
5.875%, 8/24/26	335,000	340,229
3.200%, 3/2/27	500,000	475,361
2.450%, 3/3/27	210,000	195,747
3.300%, 4/1/27	455,000	433,344
2.000%, 3/20/28	1,200,000	1,074,511
(SOFR + 2.21%), 5.643%, 5/19/29(k)	500,000	507,141
3.250%, 5/22/29	500,000	462,802
(SOFR + 1.88%), 6.196%, 11/17/29(k)	280,000	290,570
2.300%, 5/13/31	750,000	626,372
2.900%, 3/3/32	280,000	239,812
(SOFR + 2.50%), 5.853%, 5/19/34(k)	250,000	255,530
(SOFR + 2.01%), 6.136%, 8/24/34(k)	500,000	520,693
CI Financial Corp.
3.200%, 12/17/30(x)	565,000	463,293
CME Group, Inc.
3.750%, 6/15/28	350,000	338,671
2.650%, 3/15/32	355,000	304,163
Credit Suisse AG
2.950%, 4/9/25	1,000,000	973,285
1.250%, 8/7/26	600,000	546,262
5.000%, 7/9/27	500,000	494,867
7.500%, 2/15/28	400,000	431,015
Deutsche Bank AG
4.162%, 5/13/25	315,000	310,293
4.100%, 1/13/26	1,000,000	976,523
1.686%, 3/19/26	180,000	168,299
(SOFR + 3.19%), 6.119%, 7/14/26(k)	335,000	336,122
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	994,222
(SOFR + 2.52%), 7.146%, 7/13/27(k)	495,000	509,106
5.371%, 9/9/27	500,000	500,837
(SOFR + 1.22%), 2.311%, 11/16/27(k)	510,000	466,227
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,000,000	917,344
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	154,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 3.04%), 3.547%, 9/18/31(k)	$2,355,000	$2,066,396
(SOFR + 3.65%), 7.079%, 2/10/34(k)	225,000	230,970
Eaton Vance Corp.
3.500%, 4/6/27	250,000	238,283
Franklin Resources, Inc.
1.600%, 10/30/30	600,000	490,703
FS KKR Capital Corp.
3.400%, 1/15/26	500,000	474,377
2.625%, 1/15/27	500,000	453,383
3.250%, 7/15/27	500,000	454,606
3.125%, 10/12/28	300,000	261,452
Goldman Sachs BDC, Inc.
2.875%, 1/15/26(x)	250,000	237,949
Goldman Sachs Group, Inc. (The)
3.750%, 2/25/26	580,000	566,012
(SOFR + 1.08%), 5.798%, 8/10/26(k)	3,210,000	3,221,469
3.500%, 11/16/26	1,815,000	1,738,273
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	929,904
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	926,226
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,141,577
(SOFR + 0.91%), 1.948%, 10/21/27(k)	1,060,000	973,825
(SOFR + 1.11%), 2.640%, 2/24/28(k)	455,000	423,220
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,000,000	957,022
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)(x)	1,000,000	956,275
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)	2,000,000	1,921,644
2.600%, 2/7/30	6,515,000	5,693,973
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	460,917
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	897,560
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,757,972
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	599,825
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,000,000	854,379
(SOFR + 1.95%), 6.561%, 10/24/34(k)(x)	3,000,000	3,266,991
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	444,820
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	307,339
Intercontinental Exchange, Inc.
3.650%, 5/23/25	290,000	284,564
3.750%, 12/1/25	610,000	596,911
4.000%, 9/15/27	600,000	582,307
3.750%, 9/21/28	535,000	511,504
4.350%, 6/15/29	250,000	243,465
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	659,999
5.875%, 7/21/28	270,000	274,941
2.625%, 10/15/31	1,500,000	1,234,447
Lazard Group LLC
4.500%, 9/19/28	350,000	336,245
4.375%, 3/11/29	500,000	479,044
Legg Mason, Inc.
4.750%, 3/15/26	250,000	248,449
Main Street Capital Corp.
3.000%, 7/14/26	325,000	302,305
Moody’s Corp.
2.000%, 8/19/31	1,250,000	1,018,095
4.250%, 8/8/32	250,000	237,603
Morgan Stanley
4.000%, 7/23/25	505,000	496,778
(SOFR + 1.67%), 4.679%, 7/17/26(k)	460,000	455,608
3.125%, 7/27/26	3,000,000	2,864,320
(SOFR + 1.77%), 6.138%, 10/16/26(k)	1,000,000	1,011,848
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,549,275
3.625%, 1/20/27	4,000,000	3,859,735
(SOFR + 1.30%), 5.050%, 1/28/27(k)	300,000	298,535
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,573,093
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,835,125
(SOFR + 1.00%), 2.475%, 1/21/28(k)	1,035,000	962,199
(SOFR + 1.61%), 4.210%, 4/20/28(k)	870,000	845,723
(SOFR + 2.24%), 6.296%, 10/18/28(k)	1,000,000	1,032,755
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)	1,800,000	1,710,738
(SOFR + 1.73%), 5.123%, 2/1/29(k)	500,000	499,069
(SOFR + 1.59%), 5.164%, 4/20/29(k)	765,000	763,174
(SOFR + 1.63%), 5.449%, 7/20/29(k)	430,000	433,889
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	950,000	919,504
(SOFR + 1.14%), 2.699%, 1/22/31(k)	4,140,000	3,611,122
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,829,717
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,630,008
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	763,542
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	695,849
(SOFR + 2.08%), 4.889%, 7/20/33(k)	750,000	726,552
(SOFR + 2.56%), 6.342%, 10/18/33(k)	925,000	988,820
(SOFR + 1.87%), 5.250%, 4/21/34(k)	910,000	902,176
(SOFR + 1.88%), 5.424%, 7/21/34(k)	560,000	560,785
(SOFR + 1.73%), 5.466%, 1/18/35(k)(x)	2,000,000	2,020,380
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	988,701
(SOFR + 2.62%), 5.297%, 4/20/37(k)	785,000	753,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	$500,000	$498,526
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39(k)	3,000,000	2,989,140
Nasdaq, Inc.
5.650%, 6/28/25	95,000	95,255
3.850%, 6/30/26	145,000	140,991
5.350%, 6/28/28	225,000	227,964
1.650%, 1/15/31	750,000	601,936
5.550%, 2/15/34	2,000,000	2,035,920
Nomura Holdings, Inc.
5.099%, 7/3/25	750,000	744,188
5.709%, 1/9/26	200,000	200,384
2.329%, 1/22/27	500,000	460,109
5.386%, 7/6/27	500,000	499,696
5.842%, 1/18/28	200,000	203,044
6.070%, 7/12/28	500,000	513,301
2.710%, 1/22/29	500,000	444,825
3.103%, 1/16/30	750,000	665,859
2.679%, 7/16/30	1,000,000	856,363
2.608%, 7/14/31	685,000	567,997
2.999%, 1/22/32	500,000	421,380
6.181%, 1/18/33(x)	200,000	211,465
6.087%, 7/12/33(x)	500,000	526,917
Northern Trust Corp.
4.000%, 5/10/27	335,000	326,219
3.650%, 8/3/28(x)	500,000	480,268
3.150%, 5/3/29	500,000	463,687
1.950%, 5/1/30	560,000	476,276
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	434,051
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	500,000	451,978
7.100%, 2/15/29	500,000	515,586
Prospect Capital Corp.
3.706%, 1/22/26	250,000	236,084
3.364%, 11/15/26	270,000	245,765
3.437%, 10/15/28	500,000	430,880
S&P Global, Inc.
2.450%, 3/1/27	235,000	220,077
2.700%, 3/1/29	500,000	454,138
1.250%, 8/15/30	975,000	786,701
2.900%, 3/1/32	350,000	304,093
5.250%, 9/15/33§	635,000	648,024
Sixth Street Specialty Lending, Inc.
2.500%, 8/1/26	310,000	285,825
6.950%, 8/14/28	355,000	364,283
Stifel Financial Corp.
4.000%, 5/15/30	500,000	454,049
UBS AG
5.800%, 9/11/25	500,000	502,821
5.650%, 9/11/28	500,000	511,455
UBS Group AG
4.550%, 4/17/26	2,000,000	1,966,716

		141,485,755

Consumer Finance (1.7%)
AerCap Ireland Capital DAC
6.500%, 7/15/25	1,290,000	1,302,645
4.450%, 10/1/25	350,000	344,157
1.750%, 1/30/26	655,000	611,293
4.450%, 4/3/26	500,000	490,471
2.450%, 10/29/26	795,000	738,414
3.650%, 7/21/27	1,000,000	945,581
4.625%, 10/15/27	500,000	487,155
3.875%, 1/23/28	500,000	473,624
5.750%, 6/6/28	210,000	212,629
3.000%, 10/29/28	390,000	352,760
6.150%, 9/30/30	365,000	378,667
Ally Financial, Inc.
5.800%, 5/1/25	1,000,000	998,764
4.750%, 6/9/27	500,000	486,423
2.200%, 11/2/28	250,000	213,895
(SOFR + 3.26%), 6.992%, 6/13/29(k)	625,000	647,549
American Express Co.
3.950%, 8/1/25	750,000	736,817
4.200%, 11/6/25	1,075,000	1,059,948
4.900%, 2/13/26	170,000	169,407
(SOFR + 1.00%), 4.990%, 5/1/26(k)	750,000	745,504
3.125%, 5/20/26	500,000	480,392
1.650%, 11/4/26	1,460,000	1,338,989
2.550%, 3/4/27	335,000	313,058
3.300%, 5/3/27	1,150,000	1,094,098
(SOFR + 0.97%), 5.389%, 7/28/27(k)	500,000	501,994
4.050%, 5/3/29	335,000	324,144
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29(k)	500,000	502,414
(SOFR + 1.94%), 6.489%, 10/30/31(k)	335,000	359,448
(SOFR + 2.26%), 4.989%, 5/26/33(k)	265,000	257,542
(SOFR + 1.84%), 5.043%, 5/1/34(k)	750,000	741,169
American Honda Finance Corp.
1.000%, 9/10/25	500,000	471,148
5.250%, 7/7/26	300,000	301,554
1.300%, 9/9/26	415,000	379,802
2.300%, 9/9/26	720,000	675,261
2.350%, 1/8/27	500,000	467,243
4.700%, 1/12/28	350,000	348,302
5.125%, 7/7/28	500,000	503,125
4.600%, 4/17/30	500,000	492,297
5.850%, 10/4/30	440,000	460,700
1.800%, 1/13/31	350,000	288,118
4.900%, 1/10/34	1,000,000	982,415
Series A
4.600%, 4/17/25	500,000	496,097
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	266,570
Capital One Financial Corp.
4.250%, 4/30/25	850,000	837,433
4.200%, 10/29/25	750,000	732,497
(SOFR + 2.16%), 4.985%, 7/24/26(k)	500,000	496,702
3.750%, 3/9/27	1,150,000	1,104,386
3.650%, 5/11/27	500,000	476,901
3.800%, 1/31/28	1,000,000	950,613
(SOFR + 2.06%), 4.927%, 5/10/28(k)	500,000	491,918
(SOFR + 2.64%), 6.312%, 6/8/29(k)	335,000	344,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.79%), 3.273%, 3/1/30(k)	$500,000	$450,328
(SOFR + 2.60%), 5.247%, 7/26/30(k)	500,000	490,996
(SOFR + 3.07%), 7.624%, 10/30/31(k)(x)	715,000	786,582
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	766,994
(SOFR + 1.27%), 2.618%, 11/2/32(k)	1,000,000	804,805
(SOFR + 2.37%), 5.268%, 5/10/33(k)	500,000	490,945
(SOFR + 2.60%), 5.817%, 2/1/34(k)	500,000	498,194
(SOFR + 2.86%), 6.377%, 6/8/34(k)	335,000	347,388
Caterpillar Financial Services Corp.
3.400%, 5/13/25	500,000	490,460
1.450%, 5/15/25	750,000	719,035
5.150%, 8/11/25	500,000	500,384
3.650%, 8/12/25	500,000	490,181
0.800%, 11/13/25	350,000	327,129
4.800%, 1/6/26	250,000	249,519
2.400%, 8/9/26	250,000	236,426
1.150%, 9/14/26	400,000	365,932
1.700%, 1/8/27	355,000	327,115
3.600%, 8/12/27	500,000	481,093
Discover Financial Services
4.500%, 1/30/26(x)	500,000	491,150
4.100%, 2/9/27	565,000	544,326
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34(k)	1,000,000	1,130,706
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	2,008,200
6.050%, 3/5/31	3,000,000	3,017,190
7.122%, 11/7/33	2,805,000	3,012,121
General Motors Financial Co., Inc.
3.800%, 4/7/25	185,000	181,630
4.350%, 4/9/25	575,000	567,579
2.750%, 6/20/25	1,250,000	1,207,428
4.300%, 7/13/25	1,250,000	1,229,812
6.050%, 10/10/25	500,000	503,337
1.250%, 1/8/26	750,000	697,457
5.250%, 3/1/26	700,000	697,752
5.400%, 4/6/26	185,000	185,077
1.500%, 6/10/26	750,000	689,466
4.000%, 10/6/26	750,000	726,369
4.350%, 1/17/27	835,000	815,716
2.350%, 2/26/27	500,000	461,212
5.000%, 4/9/27	450,000	446,145
3.850%, 1/5/28	500,000	475,643
6.000%, 1/9/28	200,000	204,491
2.400%, 4/10/28	600,000	538,189
5.800%, 6/23/28	500,000	508,890
2.400%, 10/15/28	500,000	441,783
5.650%, 1/17/29	350,000	354,969
4.300%, 4/6/29	500,000	477,871
5.850%, 4/6/30(x)	295,000	301,306
2.350%, 1/8/31	500,000	414,111
2.700%, 6/10/31	750,000	624,232
6.400%, 1/9/33	700,000	731,774
6.100%, 1/7/34	1,000,000	1,028,648
John Deere Capital Corp.
3.400%, 6/6/25	280,000	274,580
4.950%, 6/6/25	165,000	164,921
4.050%, 9/8/25	400,000	394,536
5.300%, 9/8/25	500,000	501,926
3.400%, 9/11/25	350,000	341,637
0.700%, 1/15/26	500,000	464,556
5.050%, 3/3/26	300,000	300,771
4.750%, 6/8/26	215,000	214,166
2.650%, 6/10/26	500,000	476,611
5.150%, 9/8/26	500,000	502,500
2.350%, 3/8/27	250,000	233,342
1.750%, 3/9/27	175,000	159,944
2.800%, 9/8/27	400,000	375,168
3.050%, 1/6/28	500,000	471,423
4.750%, 1/20/28	530,000	531,171
4.900%, 3/3/28	300,000	301,753
4.950%, 7/14/28	785,000	791,150
3.450%, 3/7/29	270,000	254,899
2.800%, 7/18/29	325,000	295,555
4.850%, 10/11/29	500,000	503,026
2.450%, 1/9/30	290,000	255,795
4.700%, 6/10/30	415,000	412,465
4.350%, 9/15/32	375,000	362,870
Series I
5.150%, 9/8/33	500,000	509,337
PACCAR Financial Corp.
2.850%, 4/7/25	500,000	488,189
3.550%, 8/11/25	250,000	244,904
4.950%, 10/3/25	250,000	249,441
4.450%, 3/30/26	100,000	99,216
1.100%, 5/11/26	350,000	323,616
5.050%, 8/10/26	220,000	220,490
2.000%, 2/4/27	350,000	321,136
4.600%, 1/10/28	100,000	98,835
4.950%, 8/10/28	500,000	504,375
Synchrony Financial
4.875%, 6/13/25	325,000	319,750
4.500%, 7/23/25	500,000	488,975
3.700%, 8/4/26	500,000	473,313
3.950%, 12/1/27	1,500,000	1,400,494
5.150%, 3/19/29	250,000	239,659
2.875%, 10/28/31	250,000	199,298
Toyota Motor Credit Corp.
3.950%, 6/30/25	435,000	428,813
3.650%, 8/18/25	145,000	142,214
0.800%, 1/9/26	500,000	463,951
5.000%, 8/14/26	1,000,000	1,000,807
1.150%, 8/13/27	590,000	522,714
3.050%, 1/11/28	500,000	470,732
4.625%, 1/12/28	320,000	318,281
1.900%, 4/6/28	600,000	537,073
5.250%, 9/11/28	750,000	762,322
3.650%, 1/8/29	500,000	475,421
4.450%, 6/29/29	500,000	492,298
2.150%, 2/13/30	500,000	432,541
4.550%, 5/17/30	750,000	738,390
1.650%, 1/10/31	550,000	447,592
2.400%, 1/13/32	500,000	420,476
4.700%, 1/12/33	350,000	346,012
4.800%, 1/5/34	1,500,000	1,473,084

		86,652,969

Financial Services (0.6%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,350,811
Block Financial LLC
5.250%, 10/1/25	500,000	497,756
2.500%, 7/15/28	350,000	310,918
3.875%, 8/15/30	230,000	208,779
Corebridge Financial, Inc.
6.050%, 9/15/33§	1,165,000	1,200,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Fidelity National Information Services, Inc.
1.150%, 3/1/26	$325,000	$300,888
1.650%, 3/1/28	215,000	189,633
5.100%, 7/15/32	500,000	499,613
Fiserv, Inc.
3.200%, 7/1/26	250,000	239,513
2.250%, 6/1/27	1,000,000	917,044
5.375%, 8/21/28	500,000	504,016
4.200%, 10/1/28	465,000	448,831
3.500%, 7/1/29	890,000	826,480
2.650%, 6/1/30	1,500,000	1,305,111
5.600%, 3/2/33	225,000	229,581
5.625%, 8/21/33	500,000	510,558
Global Payments, Inc.
1.200%, 3/1/26	560,000	518,034
2.150%, 1/15/27	500,000	461,111
4.950%, 8/15/27	315,000	312,095
4.450%, 6/1/28	500,000	482,382
5.300%, 8/15/29	300,000	298,128
2.900%, 5/15/30	235,000	203,882
2.900%, 11/15/31	500,000	419,974
5.400%, 8/15/32	500,000	495,326
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	279,085
5.670%, 6/8/32	250,000	249,815
Mastercard, Inc.
2.950%, 11/21/26	1,150,000	1,097,933
3.500%, 2/26/28	140,000	134,870
4.875%, 3/9/28(x)	355,000	359,914
2.950%, 6/1/29(x)	700,000	645,459
2.000%, 11/18/31(x)	500,000	414,605
National Rural Utilities Cooperative Finance Corp.
3.450%, 6/15/25	285,000	279,198
3.250%, 11/1/25	250,000	242,284
1.000%, 6/15/26	500,000	457,677
3.050%, 4/25/27	350,000	331,571
3.400%, 2/7/28	500,000	473,717
4.800%, 3/15/28	145,000	144,662
5.050%, 9/15/28(x)	1,250,000	1,256,602
3.900%, 11/1/28	250,000	239,998
5.800%, 1/15/33	165,000	171,969
ORIX Corp.
3.700%, 7/18/27	400,000	383,295
5.000%, 9/13/27	200,000	199,306
2.250%, 3/9/31	350,000	294,696
4.000%, 4/13/32	250,000	233,465
5.200%, 9/13/32(x)	200,000	203,413
PayPal Holdings, Inc.
1.650%, 6/1/25	1,000,000	960,224
2.650%, 10/1/26	335,000	316,368
3.900%, 6/1/27	180,000	174,924
2.300%, 6/1/30	1,000,000	860,896
4.400%, 6/1/32(x)	500,000	483,636
Shell International Finance BV
3.250%, 5/11/25	2,500,000	2,451,317
2.875%, 5/10/26	1,250,000	1,199,696
2.500%, 9/12/26	1,000,000	947,340
2.750%, 4/6/30	415,000	373,150
Synchrony Bank
5.400%, 8/22/25	315,000	312,342
5.625%, 8/23/27	250,000	245,269
Visa, Inc.
3.150%, 12/14/25	2,450,000	2,380,786
0.750%, 8/15/27(x)	465,000	410,061
2.750%, 9/15/27(x)	300,000	281,774
Voya Financial, Inc.
3.650%, 6/15/26	625,000	601,052
Western Union Co. (The)
1.350%, 3/15/26	350,000	323,680
2.750%, 3/15/31	350,000	290,136

		33,437,305

Insurance (0.8%)
Aflac, Inc.
1.125%, 3/15/26	205,000	190,142
Alleghany Corp.
3.625%, 5/15/30	500,000	468,021
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	243,153
Allstate Corp. (The)
0.750%, 12/15/25	185,000	171,181
3.280%, 12/15/26	500,000	476,998
1.450%, 12/15/30	300,000	236,927
5.250%, 3/30/33	390,000	391,377
American International Group, Inc.
5.125%, 3/27/33	665,000	661,070
Aon Corp.
2.850%, 5/28/27	180,000	168,398
4.500%, 12/15/28	650,000	636,638
3.750%, 5/2/29	350,000	330,646
2.800%, 5/15/30	500,000	439,819
2.050%, 8/23/31	750,000	606,882
2.600%, 12/2/31	355,000	298,829
5.000%, 9/12/32	500,000	493,890
Aon Global Ltd.
3.875%, 12/15/25	600,000	587,385
Aon North America, Inc.
5.450%, 3/1/34	750,000	756,940
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	485,070
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	316,944
Assurant, Inc.
4.900%, 3/27/28	250,000	246,163
2.650%, 1/15/32	500,000	410,400
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	191,152
Athene Holding Ltd.
4.125%, 1/12/28	750,000	719,520
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	237,075
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	177,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	480,590
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	466,499
1.850%, 3/12/30	165,000	140,906
1.450%, 10/15/30(x)	395,000	325,399
2.875%, 3/15/32	500,000	441,857
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,896,502
5.625%, 5/15/30	145,000	145,146
Brown & Brown, Inc.
4.500%, 3/15/29(x)	300,000	291,559
4.200%, 3/17/32	325,000	299,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Chubb INA Holdings, Inc.
3.350%, 5/3/26	$410,000	$396,128
1.375%, 9/15/30	1,665,000	1,355,371
CNA Financial Corp.
4.500%, 3/1/26	500,000	493,395
3.450%, 8/15/27	500,000	473,486
3.900%, 5/1/29	210,000	198,799
2.050%, 8/15/30	170,000	141,972
Enstar Group Ltd.
4.950%, 6/1/29	350,000	341,369
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	246,893
4.625%, 4/29/30	750,000	711,475
3.375%, 3/3/31(x)	355,000	310,100
5.625%, 8/16/32	250,000	248,583
6.000%, 12/7/33§	500,000	507,098
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	458,807
3.400%, 6/15/30	300,000	266,161
First American Financial Corp.
4.000%, 5/15/30	180,000	163,285
2.400%, 8/15/31	315,000	249,031
Globe Life, Inc.
4.550%, 9/15/28	500,000	489,851
2.150%, 8/15/30	500,000	418,067
4.800%, 6/15/32	150,000	146,218
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	734,924
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	479,935
Kemper Corp.
2.400%, 9/30/30	500,000	401,647
3.800%, 2/23/32	500,000	426,766
Lincoln National Corp.
3.625%, 12/12/26	500,000	478,802
3.400%, 3/1/32	750,000	642,152
Loews Corp.
3.750%, 4/1/26	300,000	292,635
3.200%, 5/15/30	60,000	54,338
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	981,693
2.484%, 5/19/27	350,000	325,160
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	718,100
3.703%, 3/16/32	500,000	460,729
Markel Group, Inc.
3.500%, 11/1/27	350,000	330,313
3.350%, 9/17/29	90,000	81,559
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	688,301
2.375%, 12/15/31	340,000	283,150
5.400%, 9/15/33	1,350,000	1,381,552
Mercury General Corp.
4.400%, 3/15/27	300,000	288,732
MetLife, Inc.
3.600%, 11/13/25	1,300,000	1,269,148
5.375%, 7/15/33	200,000	203,796
Old Republic International Corp.
3.875%, 8/26/26	500,000	482,401
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	336,315
Principal Financial Group, Inc.
3.100%, 11/15/26(x)	350,000	333,370
3.700%, 5/15/29	375,000	351,353
2.125%, 6/15/30	750,000	627,773
5.375%, 3/15/33	140,000	141,604
Progressive Corp. (The)
2.500%, 3/15/27	290,000	271,470
3.000%, 3/15/32	350,000	304,300
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	234,145
3.878%, 3/27/28	650,000	624,098
2.100%, 3/10/30	235,000	202,819
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	1,007,813
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	164,063
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	347,375
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54(k)	750,000	760,381
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,346,595
3.625%, 3/24/32	500,000	451,094
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	165,300
3.150%, 6/15/30	175,000	155,813
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	245,904
3.450%, 7/1/27	195,000	184,044
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	463,374
Trinity Acquisition plc
4.400%, 3/15/26	250,000	245,522
Unum Group
4.000%, 6/15/29	180,000	169,433
Willis North America, Inc.
4.650%, 6/15/27	200,000	196,891
4.500%, 9/15/28	500,000	486,924
2.950%, 9/15/29	540,000	483,776
5.350%, 5/15/33	500,000	496,316

		43,849,692

Total Financials		716,105,465

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.
3.200%, 5/14/26	1,500,000	1,447,274
2.950%, 11/21/26	1,430,000	1,360,818
3.200%, 11/21/29	1,790,000	1,650,100
5.050%, 3/15/34	2,000,000	2,021,028
Amgen, Inc.
3.125%, 5/1/25	250,000	244,067
5.507%, 3/2/26	335,000	334,826
2.600%, 8/19/26	1,150,000	1,089,047
2.200%, 2/21/27	705,000	652,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 11/2/27	$1,250,000	$1,179,281
5.150%, 3/2/28	800,000	804,921
1.650%, 8/15/28(x)	600,000	524,637
3.000%, 2/22/29	290,000	268,022
4.050%, 8/18/29	500,000	479,865
2.450%, 2/21/30	950,000	829,752
5.250%, 3/2/30	600,000	609,136
3.350%, 2/22/32	290,000	258,227
4.200%, 3/1/33	500,000	466,699
5.250%, 3/2/33	730,000	736,997
Baxalta, Inc.
4.000%, 6/23/25	239,000	235,071
Biogen, Inc.
4.050%, 9/15/25	570,000	559,618
2.250%, 5/1/30	735,000	621,281
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	207,413
1.650%, 10/1/30	2,790,000	2,295,383
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	694,863

		19,570,460

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
3.875%, 9/15/25	490,000	482,236
3.750%, 11/30/26	978,000	955,152
1.150%, 1/30/28	170,000	148,587
1.400%, 6/30/30	160,000	132,438
Baxter International, Inc.
2.600%, 8/15/26	500,000	470,301
1.915%, 2/1/27	500,000	456,473
2.272%, 12/1/28	500,000	440,800
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,408,149
4.693%, 2/13/28	375,000	370,726
2.823%, 5/20/30	355,000	312,785
1.957%, 2/11/31	665,000	544,911
4.298%, 8/22/32	105,000	99,167
Boston Scientific Corp.
1.900%, 6/1/25	310,000	297,852
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	281,570
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	728,766
Smith & Nephew plc
2.032%, 10/14/30	500,000	412,332
Solventum Corp.
5.600%, 3/23/34§	1,000,000	999,726
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	367,012
Stryker Corp.
1.150%, 6/15/25	500,000	475,450
3.500%, 3/15/26	375,000	363,565
3.650%, 3/7/28	600,000	574,480
1.950%, 6/15/30	500,000	422,223
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	420,224

		11,164,925

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	224,635
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	96,192
Series 2020
2.211%, 6/15/30	150,000	128,098
Banner Health
2.338%, 1/1/30	190,000	165,821
Baylor Scott & White Holdings Series 2021
1.777%, 11/15/30(x)	50,000	41,274
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	121,903
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,181,822
Cencora, Inc.
3.450%, 12/15/27	400,000	380,022
2.800%, 5/15/30	750,000	659,728
2.700%, 3/15/31	600,000	514,961
Cigna Group (The)
4.125%, 11/15/25	525,000	517,213
4.500%, 2/25/26	1,000,000	987,692
1.250%, 3/15/26	500,000	463,404
5.685%, 3/15/26	500,000	499,911
4.375%, 10/15/28	1,340,000	1,306,765
2.400%, 3/15/30	2,350,000	2,030,724
2.375%, 3/15/31	450,000	378,219
5.400%, 3/15/33	500,000	508,089
CommonSpirit Health
1.547%, 10/1/25	330,000	310,220
6.073%, 11/1/27	390,000	402,834
3.347%, 10/1/29	185,000	169,499
2.782%, 10/1/30	340,000	295,224
CVS Health Corp.
5.000%, 2/20/26	275,000	274,223
2.875%, 6/1/26	1,500,000	1,430,343
3.000%, 8/15/26	250,000	238,206
1.300%, 8/21/27	1,500,000	1,328,060
4.300%, 3/25/28	2,587,000	2,523,042
5.000%, 1/30/29	180,000	180,340
3.250%, 8/15/29	335,000	307,011
5.125%, 2/21/30	400,000	400,785
1.750%, 8/21/30	2,000,000	1,638,145
5.250%, 1/30/31	180,000	181,061
5.250%, 2/21/33	400,000	399,262
5.300%, 6/1/33	195,000	195,266
Elevance Health, Inc.
4.900%, 2/8/26	180,000	178,465
1.500%, 3/15/26	750,000	698,919
3.650%, 12/1/27	715,000	684,464
2.875%, 9/15/29	200,000	180,153
2.250%, 5/15/30	165,000	141,050
2.550%, 3/15/31	750,000	640,363
4.100%, 5/15/32	1,000,000	932,231
4.750%, 2/15/33	500,000	487,849
HCA, Inc.
5.250%, 4/15/25	945,000	940,688
5.250%, 6/15/26	1,000,000	996,918
4.500%, 2/15/27	820,000	803,327
3.125%, 3/15/27	235,000	222,370
5.200%, 6/1/28	2,500,000	2,499,444
3.375%, 3/15/29	335,000	306,554
4.125%, 6/15/29(x)	525,000	496,997
2.375%, 7/15/31	750,000	614,967
3.625%, 3/15/32	500,000	442,985
Humana, Inc.
5.700%, 3/13/26	375,000	374,352
1.350%, 2/3/27	540,000	486,672
3.950%, 3/15/27	375,000	362,800
5.750%, 3/1/28	200,000	203,819
3.700%, 3/23/29	625,000	587,958
3.125%, 8/15/29	625,000	568,045
5.375%, 4/15/31	750,000	750,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 3/1/33	$200,000	$206,229
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	356,729
Laboratory Corp. of America Holdings
1.550%, 6/1/26	1,070,000	990,174
McKesson Corp.
0.900%, 12/3/25	295,000	274,546
5.250%, 2/15/26(x)	125,000	124,737
1.300%, 8/15/26	1,665,000	1,522,978
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	116,339
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	374,629
Quest Diagnostics, Inc.
3.450%, 6/1/26	775,000	747,568
6.400%, 11/30/33	140,000	151,181
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	331,767
2.294%, 8/15/30	415,000	355,088
UnitedHealth Group, Inc.
3.750%, 7/15/25	1,000,000	983,383
3.700%, 12/15/25	200,000	195,677
1.250%, 1/15/26	265,000	248,320
3.100%, 3/15/26	500,000	483,619
1.150%, 5/15/26	750,000	692,727
3.450%, 1/15/27	750,000	723,954
3.700%, 5/15/27	350,000	338,847
2.950%, 10/15/27	1,000,000	942,105
5.250%, 2/15/28	715,000	727,472
3.875%, 12/15/28	250,000	240,782
4.250%, 1/15/29	500,000	490,429
4.000%, 5/15/29	390,000	376,753
2.875%, 8/15/29	770,000	702,428
2.000%, 5/15/30	395,000	335,143
2.300%, 5/15/31	750,000	633,926
4.200%, 5/15/32	315,000	299,544
4.500%, 4/15/33	500,000	483,896
Universal Health Services, Inc.
1.650%, 9/1/26	625,000	569,959

		50,102,363

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	156,445
2.100%, 6/4/30	290,000	244,757
2.300%, 3/12/31	750,000	627,852
Danaher Corp.
3.350%, 9/15/25	310,000	303,255
Illumina, Inc.
2.550%, 3/23/31	225,000	185,462
Revvity, Inc.
3.300%, 9/15/29	625,000	566,877
2.550%, 3/15/31	415,000	348,886
2.250%, 9/15/31	355,000	289,214
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	500,000	500,487
1.750%, 10/15/28	890,000	785,335
4.977%, 8/10/30	500,000	502,823
5.086%, 8/10/33	700,000	706,320

		5,217,713

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
1.200%, 5/28/26(x)	250,000	230,823
4.875%, 3/3/28	500,000	500,882
1.750%, 5/28/28	400,000	354,576
4.900%, 3/3/30	500,000	502,894
2.250%, 5/28/31	325,000	274,398
4.875%, 3/3/33	500,000	499,086
5.000%, 2/26/34	3,000,000	3,013,224
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,462,438
Bristol-Myers Squibb Co.
0.750%, 11/13/25	600,000	560,807
3.200%, 6/15/26	600,000	578,455
1.125%, 11/13/27(x)	600,000	528,675
3.900%, 2/20/28	2,750,000	2,668,394
3.400%, 7/26/29	773,000	726,680
1.450%, 11/13/30	355,000	288,713
5.900%, 11/15/33	665,000	710,256
5.200%, 2/22/34	3,000,000	3,049,565
Eli Lilly and Co.
2.750%, 6/1/25	707,000	686,608
5.000%, 2/27/26	220,000	219,966
3.375%, 3/15/29	258,000	244,625
4.700%, 2/9/34	2,000,000	1,989,853
GlaxoSmithKline Capital, Inc.
3.625%, 5/15/25	280,000	275,282
3.875%, 5/15/28	500,000	485,521
Johnson & Johnson
0.550%, 9/1/25	500,000	470,155
2.450%, 3/1/26	750,000	718,034
2.950%, 3/3/27	500,000	479,248
0.950%, 9/1/27	625,000	555,450
1.300%, 9/1/30	705,000	582,770
Merck & Co., Inc.
0.750%, 2/24/26	440,000	408,077
1.700%, 6/10/27	600,000	546,377
4.050%, 5/17/28(x)	250,000	245,572
1.900%, 12/10/28(x)	300,000	265,878
3.400%, 3/7/29	750,000	710,218
4.300%, 5/17/30	500,000	489,070
1.450%, 6/24/30	895,000	737,125
2.150%, 12/10/31	570,000	476,408
4.500%, 5/17/33	295,000	288,506
Novartis Capital Corp.
2.000%, 2/14/27	750,000	697,930
3.100%, 5/17/27	1,000,000	956,168
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/25	560,000	556,402
4.450%, 5/19/26	1,170,000	1,157,244
4.450%, 5/19/28	2,000,000	1,970,080
4.650%, 5/19/30	1,500,000	1,484,636
4.750%, 5/19/33	1,195,000	1,177,300
Pfizer, Inc.
0.800%, 5/28/25	315,000	299,926
2.750%, 6/3/26	1,000,000	958,626
3.600%, 9/15/28	1,350,000	1,294,886
3.450%, 3/15/29	1,000,000	947,497
1.700%, 5/28/30	250,000	209,884
1.750%, 8/18/31	490,000	399,100
Royalty Pharma plc
1.200%, 9/2/25	715,000	672,669
1.750%, 9/2/27	455,000	404,159
2.200%, 9/2/30(x)	415,000	344,671
Sanofi SA
3.625%, 6/19/28(x)	750,000	723,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	$2,450,000	$2,340,931
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,000,592
2.050%, 3/31/30	470,000	398,171
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	750,000	724,366
Viatris, Inc.
1.650%, 6/22/25	535,000	508,770
2.300%, 6/22/27	375,000	340,168
2.700%, 6/22/30	885,000	750,059
Zoetis, Inc.
4.500%, 11/13/25	750,000	741,282
3.000%, 9/12/27	500,000	467,931
3.900%, 8/20/28	350,000	336,401
2.000%, 5/15/30	500,000	420,672

		49,108,912

Total Health Care		135,164,373

Industrials (1.9%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
4.875%, 5/1/25	1,430,000	1,414,373
2.600%, 10/30/25	650,000	618,847
2.750%, 2/1/26	600,000	568,019
2.196%, 2/4/26	1,250,000	1,171,113
3.100%, 5/1/26	500,000	474,541
2.250%, 6/15/26	300,000	278,067
2.700%, 2/1/27	365,000	336,113
5.040%, 5/1/27	1,500,000	1,470,636
3.250%, 2/1/28	600,000	551,539
3.450%, 11/1/28	300,000	273,401
3.200%, 3/1/29	500,000	446,683
2.950%, 2/1/30	750,000	646,322
5.150%, 5/1/30	1,000,000	965,745
General Dynamics Corp.
3.500%, 5/15/25	750,000	736,434
1.150%, 6/1/26	415,000	382,279
2.125%, 8/15/26	750,000	702,881
3.750%, 5/15/28	805,000	779,128
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	873,412
L3Harris Technologies, Inc.
3.832%, 4/27/25	200,000	196,605
3.850%, 12/15/26	245,000	236,941
5.400%, 1/15/27	335,000	337,157
4.400%, 6/15/28	1,750,000	1,702,976
5.400%, 7/31/33	750,000	754,241
Leidos, Inc.
3.625%, 5/15/25	120,000	117,431
4.375%, 5/15/30	95,000	90,004
5.750%, 3/15/33	375,000	381,428
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	609,322
4.450%, 5/15/28	480,000	474,926
4.750%, 2/15/34	2,000,000	1,970,574
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,416,772
Precision Castparts Corp.
3.250%, 6/15/25	750,000	734,056
RTX Corp.
3.950%, 8/16/25	375,000	368,518
3.500%, 3/15/27	715,000	687,493
3.125%, 5/4/27	1,250,000	1,178,116
6.000%, 3/15/31	625,000	656,451
1.900%, 9/1/31	1,520,000	1,223,534
2.375%, 3/15/32	750,000	616,975
5.150%, 2/27/33	290,000	289,986
Textron, Inc.
4.000%, 3/15/26	175,000	170,835
3.650%, 3/15/27	250,000	238,085

		27,141,959

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	484,034
FedEx Corp.
3.250%, 4/1/26	500,000	484,039
3.400%, 2/15/28	500,000	472,569
4.200%, 10/17/28	500,000	484,815
3.100%, 8/5/29	750,000	687,031
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	707,763
3.400%, 3/15/29	310,000	293,913
2.500%, 9/1/29	150,000	134,483
4.875%, 3/3/33	290,000	290,581

		4,039,228

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27	830,000	773,258
2.722%, 2/15/30	1,570,000	1,384,443
Fortune Brands Innovations, Inc.
4.000%, 6/15/25	350,000	343,471
3.250%, 9/15/29	350,000	317,406
4.000%, 3/25/32	500,000	455,689
5.875%, 6/1/33	315,000	321,450
Johnson Controls International plc
1.750%, 9/15/30	265,000	217,795
2.000%, 9/16/31	585,000	474,926
Lennox International, Inc.
1.350%, 8/1/25	135,000	127,401
1.700%, 8/1/27	100,000	89,752
5.500%, 9/15/28	250,000	252,864
Masco Corp.
1.500%, 2/15/28	375,000	328,650
2.000%, 10/1/30	500,000	409,197
2.000%, 2/15/31	500,000	408,519
Owens Corning
3.400%, 8/15/26	285,000	272,723
3.950%, 8/15/29	250,000	237,596
Trane Technologies Financing Ltd.
3.500%, 3/21/26	500,000	483,747
3.800%, 3/21/29	500,000	474,838
5.250%, 3/3/33	135,000	136,883

		7,510,608

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.450%, 5/1/25	115,000	112,790
3.700%, 4/1/27	600,000	581,762
4.000%, 5/1/32	500,000	470,882
RELX Capital, Inc.
4.000%, 3/18/29	750,000	717,885
3.000%, 5/22/30	250,000	223,779
4.750%, 5/20/32	105,000	103,740
Republic Services, Inc.
0.875%, 11/15/25	200,000	186,425
3.375%, 11/15/27(x)	275,000	261,312
3.950%, 5/15/28(x)	750,000	725,050
4.875%, 4/1/29	555,000	555,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Waste Connections, Inc.
3.500%, 5/1/29	$750,000	$703,104
Waste Management, Inc.
0.750%, 11/15/25	135,000	125,894
3.150%, 11/15/27	750,000	711,367
1.150%, 3/15/28	195,000	169,735
4.875%, 2/15/29	500,000	504,470
2.000%, 6/1/29	250,000	218,884
4.625%, 2/15/30	500,000	496,450
4.150%, 4/15/32	1,000,000	951,918
4.625%, 2/15/33	500,000	489,120
4.875%, 2/15/34	2,000,000	1,980,592

		10,290,584

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	872,794

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	473,726
4.350%, 5/18/28	310,000	305,566
Emerson Electric Co.
3.150%, 6/1/25	350,000	342,094
0.875%, 10/15/26	665,000	602,620
1.800%, 10/15/27	235,000	212,302
2.000%, 12/21/28	600,000	533,185
2.200%, 12/21/31	600,000	502,109
Hubbell, Inc.
3.150%, 8/15/27	150,000	141,214
3.500%, 2/15/28	500,000	473,988
2.300%, 3/15/31	290,000	241,282
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	284,679
1.750%, 8/15/31	200,000	161,406

		4,274,171

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	750,000	733,654
3.650%, 9/1/25	500,000	490,289
3.250%, 6/15/27	400,000	382,276
Canadian National Railway Co.
3.850%, 8/5/32	500,000	464,191
Canadian Pacific Railway Co.
1.750%, 12/2/26	290,000	266,556
2.875%, 11/15/29	310,000	276,725
2.050%, 3/5/30	180,000	152,929
2.450%, 12/2/31	335,000	300,573
CSX Corp.
3.350%, 11/1/25	500,000	486,232
2.600%, 11/1/26	750,000	709,800
3.250%, 6/1/27	550,000	523,034
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	488,790
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	477,119
3.150%, 6/1/27	365,000	345,126
2.550%, 11/1/29	500,000	441,306
5.050%, 8/1/30	355,000	355,767
Ryder System, Inc.
3.350%, 9/1/25	500,000	485,682
1.750%, 9/1/26	310,000	285,496
2.900%, 12/1/26	220,000	207,510
2.850%, 3/1/27	145,000	136,295
4.300%, 6/15/27	250,000	243,418
5.650%, 3/1/28	750,000	765,396
5.250%, 6/1/28	355,000	355,969
Union Pacific Corp.
3.750%, 7/15/25	625,000	613,988
3.250%, 8/15/25	250,000	243,948
4.750%, 2/21/26	125,000	124,847
2.750%, 3/1/26	250,000	239,675
2.150%, 2/5/27	500,000	464,514
3.700%, 3/1/29	530,000	506,643
2.400%, 2/5/30	430,000	376,445
2.375%, 5/20/31	470,000	401,546
2.800%, 2/14/32	350,000	303,095

		12,648,834

Industrial Conglomerates (0.1%)
3M Co.
3.000%, 8/7/25	750,000	727,154
2.250%, 9/19/26	500,000	465,645
2.875%, 10/15/27	500,000	463,925
3.625%, 9/14/28	500,000	472,771
2.375%, 8/26/29	750,000	656,665
Honeywell International, Inc.
1.350%, 6/1/25	500,000	479,143
4.250%, 1/15/29	475,000	467,218
2.700%, 8/15/29	295,000	267,082
1.950%, 6/1/30	1,000,000	852,580
1.750%, 9/1/31	960,000	778,022
Pentair Finance Sarl
4.500%, 7/1/29	250,000	239,880
5.900%, 7/15/32	500,000	513,491

		6,383,576

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	315,648
1.900%, 3/12/31	350,000	295,654
CNH Industrial Capital LLC
3.950%, 5/23/25	120,000	117,876
5.450%, 10/14/25	85,000	85,114
1.875%, 1/15/26	875,000	822,958
1.450%, 7/15/26	500,000	458,842
CNH Industrial NV
3.850%, 11/15/27	655,000	628,620
Cummins, Inc.
0.750%, 9/1/25	165,000	155,488
Dover Corp.
3.150%, 11/15/25	250,000	241,792
2.950%, 11/4/29	105,000	94,543
IDEX Corp.
3.000%, 5/1/30	250,000	220,375
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	901,178
Kennametal, Inc.
4.625%, 6/15/28	250,000	245,223
nVent Finance Sarl
2.750%, 11/15/31(x)	500,000	411,453
5.650%, 5/15/33	500,000	503,460
Oshkosh Corp.
4.600%, 5/15/28	250,000	243,906
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	740,573
5.250%, 8/16/28	185,000	187,605
2.565%, 2/15/30	925,000	810,534
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	347,629
3.250%, 6/14/29	270,000	249,697
4.500%, 9/15/29	250,000	245,797
Stanley Black & Decker, Inc.
3.400%, 3/1/26	355,000	342,873
6.272%, 3/6/26	500,000	500,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 3/6/28	$500,000	$515,822
4.250%, 11/15/28	350,000	339,212
3.000%, 5/15/32	285,000	240,660
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	180,000	174,765
3.450%, 11/15/26	500,000	477,068
4.700%, 9/15/28(e)	750,000	738,208
Xylem, Inc.
3.250%, 11/1/26	570,000	544,788
1.950%, 1/30/28	350,000	313,783

		12,511,215

Passenger Airlines (0.1%)
Southwest Airlines Co.
5.250%, 5/4/25	765,000	762,338
3.000%, 11/15/26	250,000	236,050
5.125%, 6/15/27	850,000	848,045
3.450%, 11/16/27	250,000	235,060
2.625%, 2/10/30	350,000	304,570

		2,386,063

Professional Services (0.1%)
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	489,208
1.700%, 5/15/28	485,000	432,654
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	336,000
2.900%, 12/1/29	500,000	443,161
2.600%, 5/1/31	1,000,000	842,770
Equifax, Inc.
5.100%, 12/15/27	565,000	564,767
5.100%, 6/1/28	750,000	751,225
Thomson Reuters Corp.
3.350%, 5/15/26	570,000	549,643
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	392,039
4.125%, 3/15/29	500,000	480,062

		5,281,529

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 7/1/25	235,000	229,212
2.875%, 1/15/26	790,000	755,359
3.750%, 6/1/26	375,000	361,493
1.875%, 8/15/26	375,000	345,407
2.200%, 1/15/27	750,000	689,695
5.850%, 12/15/27	500,000	507,488
5.300%, 2/1/28	250,000	249,861
2.100%, 9/1/28	455,000	397,840
3.000%, 2/1/30	250,000	220,834
3.125%, 12/1/30	350,000	306,723
2.875%, 1/15/32	750,000	630,074
Aircastle Ltd.
4.250%, 6/15/26	235,000	228,080

		4,922,066

Total Industrials		98,262,627

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.500%, 6/15/25	425,000	418,260
2.950%, 2/28/26	750,000	723,695
5.050%, 2/26/34	3,000,000	3,040,881
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	194,908
3.750%, 8/15/29	500,000	465,173
2.000%, 12/10/30	320,000	260,289
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	541,627
4.600%, 5/23/29	350,000	343,014
5.600%, 6/1/32	500,000	506,270

		6,494,117

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	475,289
5.411%, 7/1/32	200,000	200,521
Amphenol Corp.
4.750%, 3/30/26	65,000	64,505
2.200%, 9/15/31	440,000	363,128
Arrow Electronics, Inc.
6.125%, 3/1/26(x)	375,000	373,808
Avnet, Inc.
4.625%, 4/15/26	500,000	492,262
6.250%, 3/15/28(x)	500,000	511,808
3.000%, 5/15/31(x)	500,000	415,097
5.500%, 6/1/32	100,000	96,675
CDW LLC
2.670%, 12/1/26	715,000	665,543
3.276%, 12/1/28	535,000	487,224
3.569%, 12/1/31	750,000	658,403
Flex Ltd.
4.750%, 6/15/25	800,000	790,750
3.750%, 2/1/26	500,000	485,156
4.875%, 6/15/29	350,000	343,110
4.875%, 5/12/30	665,000	646,297
Jabil, Inc.
1.700%, 4/15/26	185,000	171,694
4.250%, 5/15/27	375,000	362,324
3.950%, 1/12/28	270,000	256,454
5.450%, 2/1/29	315,000	316,896
3.600%, 1/15/30	150,000	136,065
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	456,798
3.000%, 10/30/29	250,000	222,593
Teledyne Technologies, Inc.
1.600%, 4/1/26	500,000	465,542
2.250%, 4/1/28	500,000	450,301
Trimble, Inc.
4.900%, 6/15/28	450,000	446,867
Tyco Electronics Group SA
4.500%, 2/13/26	300,000	296,733
3.700%, 2/15/26	250,000	243,441
3.125%, 8/15/27	365,000	345,691
2.500%, 2/4/32	85,000	72,396
Vontier Corp.
1.800%, 4/1/26	310,000	287,776
2.400%, 4/1/28	500,000	442,230

		12,043,377

IT Services (0.2%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	424,325
DXC Technology Co.
1.800%, 9/15/26	750,000	684,511
2.375%, 9/15/28	750,000	651,781
Genpact Luxembourg Sarl
1.750%, 4/10/26	200,000	185,536
International Business Machines Corp.
4.000%, 7/27/25	500,000	491,924
4.500%, 2/6/26(x)	500,000	496,690
3.300%, 5/15/26	1,500,000	1,446,687
3.300%, 1/27/27	1,095,000	1,049,012
2.200%, 2/9/27	185,000	171,647
1.700%, 5/15/27	405,000	367,234
4.150%, 7/27/27	500,000	489,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 2/6/28(x)	$500,000	$495,035
1.950%, 5/15/30	220,000	185,355
2.720%, 2/9/32	380,000	328,539
4.400%, 7/27/32	500,000	479,748
4.750%, 2/6/33	500,000	486,938

		8,434,518

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	61,271
Analog Devices, Inc.
3.500%, 12/5/26	500,000	483,318
3.450%, 6/15/27	500,000	477,994
1.700%, 10/1/28	340,000	297,618
2.100%, 10/1/31	435,000	360,047
Applied Materials, Inc.
1.750%, 6/1/30	585,000	492,566
Broadcom, Inc.
3.459%, 9/15/26	260,000	249,766
1.950%, 2/15/28§	515,000	459,402
4.110%, 9/15/28	1,942,000	1,874,136
4.000%, 4/15/29§	250,000	238,188
5.000%, 4/15/30	4,500,000	4,512,714
2.450%, 2/15/31§	1,250,000	1,054,096
4.150%, 4/15/32§	200,000	185,843
Intel Corp.
3.700%, 7/29/25	1,795,000	1,760,652
4.875%, 2/10/26	115,000	114,628
2.600%, 5/19/26	500,000	475,733
3.150%, 5/11/27(x)	1,000,000	949,217
3.750%, 8/5/27	500,000	482,286
4.875%, 2/10/28	375,000	375,513
2.450%, 11/15/29	1,605,000	1,422,843
5.125%, 2/10/30	355,000	359,907
3.900%, 3/25/30	1,000,000	949,966
2.000%, 8/12/31	750,000	615,648
4.150%, 8/5/32	500,000	474,212
5.200%, 2/10/33	335,000	339,664
KLA Corp.
4.100%, 3/15/29	625,000	610,205
4.650%, 7/15/32	440,000	432,256
Lam Research Corp.
3.750%, 3/15/26	750,000	732,643
4.000%, 3/15/29	530,000	513,844
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	311,499
2.450%, 4/15/28	335,000	302,003
4.875%, 6/22/28	350,000	345,005
2.950%, 4/15/31	290,000	249,925
5.950%, 9/15/33	470,000	485,810
Micron Technology, Inc.
4.975%, 2/6/26	350,000	348,145
4.185%, 2/15/27	375,000	364,946
5.375%, 4/15/28	500,000	504,094
5.327%, 2/6/29	350,000	352,876
6.750%, 11/1/29	500,000	536,088
2.703%, 4/15/32	220,000	183,632
5.875%, 2/9/33	315,000	325,176
NVIDIA Corp.
3.200%, 9/16/26	850,000	821,170
1.550%, 6/15/28	1,000,000	890,074
2.000%, 6/15/31	1,000,000	842,590
NXP BV
2.700%, 5/1/25	100,000	96,928
5.350%, 3/1/26	500,000	500,030
3.875%, 6/18/26	500,000	486,110
3.150%, 5/1/27	165,000	155,709
4.400%, 6/1/27	115,000	112,720
5.550%, 12/1/28	335,000	339,948
4.300%, 6/18/29	750,000	721,432
3.400%, 5/1/30	1,215,000	1,101,491
2.500%, 5/11/31	500,000	418,860
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,436,859
2.150%, 5/20/30	500,000	434,040
4.250%, 5/20/32	260,000	250,618
Texas Instruments, Inc.
1.125%, 9/15/26	335,000	306,537
2.900%, 11/3/27	355,000	334,112
4.600%, 2/15/28	55,000	54,970
2.250%, 9/4/29	320,000	283,202
1.900%, 9/15/31	600,000	497,372
3.650%, 8/16/32	140,000	129,546
4.900%, 3/14/33	650,000	655,976
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	446,056
4.125%, 4/22/29	500,000	485,565
4.250%, 4/22/32(x)	345,000	335,297

		37,802,587

Software (0.6%)
Adobe, Inc.
2.150%, 2/1/27	465,000	434,341
Autodesk, Inc.
4.375%, 6/15/25	600,000	594,343
3.500%, 6/15/27	1,000,000	956,024
2.850%, 1/15/30	195,000	174,041
Fortinet, Inc.
1.000%, 3/15/26	185,000	170,353
2.200%, 3/15/31	125,000	104,255
Intuit, Inc.
0.950%, 7/15/25	250,000	236,630
5.250%, 9/15/26	500,000	504,371
1.350%, 7/15/27	165,000	147,588
5.125%, 9/15/28	500,000	508,631
5.200%, 9/15/33	650,000	660,780
Microsoft Corp.
2.400%, 8/8/26	3,260,000	3,093,615
3.400%, 9/15/26§	600,000	581,208
3.300%, 2/6/27	1,000,000	969,119
3.400%, 6/15/27§	310,000	298,478
1.350%, 9/15/30§	180,000	148,054
Oracle Corp.
5.800%, 11/10/25	145,000	146,155
1.650%, 3/25/26	680,000	634,864
2.650%, 7/15/26	2,805,000	2,655,321
3.250%, 11/15/27	1,000,000	941,053
4.500%, 5/6/28	610,000	600,261
6.150%, 11/9/29	295,000	310,483
2.950%, 4/1/30	5,000,000	4,446,026
4.650%, 5/6/30	1,000,000	980,035
4.900%, 2/6/33	525,000	512,847
Roper Technologies, Inc.
1.000%, 9/15/25	310,000	291,576
3.850%, 12/15/25	125,000	122,260
3.800%, 12/15/26	285,000	275,897
1.400%, 9/15/27	375,000	331,544
2.950%, 9/15/29	210,000	188,878
2.000%, 6/30/30	440,000	366,450
Salesforce, Inc.
3.700%, 4/11/28	375,000	363,599
1.500%, 7/15/28	650,000	571,338
1.950%, 7/15/31	1,200,000	995,311
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,618,906
VMware LLC
1.400%, 8/15/26	310,000	283,077
3.900%, 8/21/27	2,050,000	1,963,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
1.800%, 8/15/28	$405,000	$352,273

		28,533,552

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
1.125%, 5/11/25	500,000	478,497
0.550%, 8/20/25	1,000,000	942,304
0.700%, 2/8/26	1,000,000	928,153
4.421%, 5/8/26	355,000	353,052
2.450%, 8/4/26	1,675,000	1,590,658
2.050%, 9/11/26	750,000	704,003
3.350%, 2/9/27	1,500,000	1,448,355
3.200%, 5/11/27	923,000	883,329
3.000%, 6/20/27	2,060,000	1,961,728
1.200%, 2/8/28	1,000,000	882,519
4.000%, 5/10/28	355,000	348,735
1.400%, 8/5/28	1,000,000	879,462
3.250%, 8/8/29	750,000	704,790
2.200%, 9/11/29	750,000	667,005
4.150%, 5/10/30(x)	225,000	221,605
1.650%, 5/11/30	440,000	371,229
3.350%, 8/8/32	750,000	687,517
4.300%, 5/10/33	500,000	494,631
Dell International LLC
5.850%, 7/15/25	1,000,000	1,005,275
6.020%, 6/15/26	319,000	323,117
4.900%, 10/1/26	1,300,000	1,291,386
5.250%, 2/1/28	250,000	252,837
5.300%, 10/1/29	1,500,000	1,517,308
Hewlett Packard Enterprise Co.
1.750%, 4/1/26	600,000	560,262
6.102%, 4/1/26	500,000	500,138
5.250%, 7/1/28	500,000	504,577
HP, Inc.
1.450%, 6/17/26	750,000	692,426
4.750%, 1/15/28	500,000	497,843
2.650%, 6/17/31	750,000	634,556
4.200%, 4/15/32	500,000	466,542
NetApp, Inc.
1.875%, 6/22/25	215,000	205,769
2.375%, 6/22/27	300,000	275,875
2.700%, 6/22/30	300,000	259,751
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	211,849
Western Digital Corp.
2.850%, 2/1/29	500,000	432,425

		24,179,508

Total Information Technology		117,487,659

Materials (0.9%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
1.500%, 10/15/25	130,000	123,322
1.850%, 5/15/27	195,000	178,659
2.050%, 5/15/30	125,000	106,924
4.800%, 3/3/33	500,000	497,115
Albemarle Corp.
4.650%, 6/1/27(x)	250,000	245,089
5.050%, 6/1/32	250,000	240,230
Cabot Corp.
4.000%, 7/1/29	500,000	469,118
5.000%, 6/30/32	200,000	194,586
Celanese US Holdings LLC
1.400%, 8/5/26	250,000	227,601
6.165%, 7/15/27	500,000	509,331
6.350%, 11/15/28	355,000	367,626
6.330%, 7/15/29	500,000	517,751
6.550%, 11/15/30	500,000	525,598
6.379%, 7/15/32	500,000	517,724
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	498,674
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,134,711
4.725%, 11/15/28	1,000,000	997,937
Eastman Chemical Co.
5.750%, 3/8/33	750,000	761,790
Ecolab, Inc.
2.700%, 11/1/26	215,000	204,067
1.650%, 2/1/27	1,000,000	915,216
EIDP, Inc.
1.700%, 7/15/25	145,000	138,495
4.500%, 5/15/26	355,000	351,020
4.800%, 5/15/33	500,000	493,078
FMC Corp.
5.150%, 5/18/26	315,000	312,504
3.200%, 10/1/26	350,000	330,908
5.650%, 5/18/33(x)	500,000	490,789
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	372,618
Linde, Inc.
4.700%, 12/5/25	500,000	498,169
3.200%, 1/30/26	350,000	338,999
1.100%, 8/10/30	500,000	401,227
LYB International Finance III LLC
1.250%, 10/1/25	241,000	226,064
2.250%, 10/1/30	270,000	227,156
5.625%, 5/15/33	500,000	512,446
Mosaic Co. (The)
4.050%, 11/15/27	750,000	724,152
5.375%, 11/15/28	105,000	106,296
NewMarket Corp.
2.700%, 3/18/31	500,000	419,123
Nutrien Ltd.
4.000%, 12/15/26	500,000	484,688
4.900%, 3/27/28	235,000	233,288
4.200%, 4/1/29	280,000	270,150
2.950%, 5/13/30(x)	500,000	445,120
PPG Industries, Inc.
1.200%, 3/15/26	510,000	472,769
2.800%, 8/15/29(x)	250,000	224,534
RPM International, Inc.
3.750%, 3/15/27	350,000	334,594
4.550%, 3/1/29	500,000	483,850
2.950%, 1/15/32	470,000	397,277
Sherwin-Williams Co. (The)
4.250%, 8/8/25	175,000	172,384
3.950%, 1/15/26	500,000	489,957
3.450%, 6/1/27	750,000	715,672
2.950%, 8/15/29	500,000	452,784
Westlake Corp.
3.600%, 8/15/26	500,000	480,337
3.375%, 6/15/30	280,000	251,053

		21,084,570

Construction Materials (0.1%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	314,677
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	306,217
3.500%, 12/15/27	500,000	474,403
2.400%, 7/15/31	250,000	209,054
Series CB
2.500%, 3/15/30	235,000	204,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Vulcan Materials Co.
4.500%, 4/1/25	$1,250,000	$1,237,926
3.900%, 4/1/27	130,000	125,851

		2,872,809

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	327,527
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	165,000	162,028
3.100%, 9/15/26	500,000	468,137
2.630%, 6/19/30	220,000	189,075
2.690%, 5/25/31	490,000	415,474
Avery Dennison Corp.
4.875%, 12/6/28	300,000	296,905
5.750%, 3/15/33	250,000	260,781
Berry Global, Inc.
1.570%, 1/15/26	1,125,000	1,049,261
1.650%, 1/15/27	500,000	453,000
5.500%, 4/15/28	250,000	251,918
Packaging Corp. of America
3.400%, 12/15/27(x)	360,000	342,530
5.700%, 12/1/33	280,000	288,840
Sonoco Products Co.
2.250%, 2/1/27	415,000	379,940
WRKCo., Inc.
4.650%, 3/15/26	550,000	543,368
4.000%, 3/15/28	500,000	479,061
3.900%, 6/1/28	175,000	166,792

		6,074,637

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	346,646
3.750%, 10/1/30	200,000	173,770
BHP Billiton Finance USA Ltd.
4.875%, 2/27/26	500,000	498,498
5.250%, 9/8/26	500,000	502,634
4.750%, 2/28/28	500,000	498,373
5.100%, 9/8/28	500,000	505,360
5.250%, 9/8/30	500,000	507,095
4.900%, 2/28/33	530,000	525,078
5.250%, 9/8/33	500,000	505,089
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,439,481
Kinross Gold Corp.
6.250%, 7/15/33§	500,000	517,412
Nucor Corp.
3.950%, 5/23/25	140,000	137,972
2.000%, 6/1/25	100,000	95,946
4.300%, 5/23/27	500,000	489,850
3.950%, 5/1/28	1,350,000	1,304,754
Reliance, Inc.
1.300%, 8/15/25	310,000	293,415
2.150%, 8/15/30	275,000	230,470
Rio Tinto Finance USA plc
5.000%, 3/9/33(x)	750,000	752,635
Southern Copper Corp.
3.875%, 4/23/25	300,000	293,993
Steel Dynamics, Inc.
2.400%, 6/15/25	465,000	447,834
1.650%, 10/15/27	190,000	169,188
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,070,256
6.125%, 6/12/33	375,000	377,813

		11,683,562

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	467,812
Suzano Austria GmbH
2.500%, 9/15/28	210,000	184,997
6.000%, 1/15/29	1,000,000	1,003,700
5.000%, 1/15/30	2,000,000	1,918,125
Suzano International Finance BV
5.500%, 1/17/27	625,000	623,633

Total Materials		4,198,267

		45,913,845

Real Estate (1.5%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,432,045
5.550%, 1/15/28	500,000	505,136
GLP Capital LP (REIT)
5.250%, 6/1/25	505,000	501,551
5.375%, 4/15/26	750,000	741,082
5.750%, 6/1/28	385,000	384,854
3.250%, 1/15/32	250,000	210,683
Simon Property Group LP (REIT)
3.500%, 9/1/25	820,000	800,779
3.250%, 11/30/26	500,000	478,150
3.375%, 6/15/27(x)	1,750,000	1,668,053
3.375%, 12/1/27	750,000	710,074
1.750%, 2/1/28	500,000	445,874
2.450%, 9/13/29(x)	750,000	658,942
2.650%, 7/15/30	500,000	437,184
Store Capital LLC (REIT)
4.500%, 3/15/28	275,000	260,250
4.625%, 3/15/29(x)	250,000	235,607
2.750%, 11/18/30	250,000	199,621
2.700%, 12/1/31	500,000	390,286
WP Carey, Inc. (REIT)
4.250%, 10/1/26	400,000	390,504
3.850%, 7/15/29	250,000	233,082

		10,683,757

Health Care REITs (0.1%)
DOC DR LLC (REIT)
4.300%, 3/15/27	250,000	244,371
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	405,297
Healthpeak OP LLC (REIT)
3.250%, 7/15/26	175,000	167,367
1.350%, 2/1/27	1,000,000	900,735
2.125%, 12/1/28	795,000	698,636
3.500%, 7/15/29	200,000	183,972
5.250%, 12/15/32	375,000	371,358
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	123,127
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	674,393
Ventas Realty LP (REIT)
3.250%, 10/15/26	800,000	756,858
Welltower OP LLC (REIT)
2.700%, 2/15/27	250,000	234,212
4.250%, 4/15/28	1,225,000	1,185,924
2.050%, 1/15/29	1,165,000	1,012,320

		6,958,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
Series E
4.000%, 6/15/25	$310,000	$303,515

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 6/30/26	750,000	721,373
3.250%, 10/1/26	300,000	286,882
2.125%, 4/15/27	500,000	460,461
3.375%, 12/15/27	680,000	644,551
4.875%, 6/15/28	500,000	500,736
4.000%, 9/15/28	300,000	290,045
4.375%, 2/1/29	155,000	151,891
2.875%, 11/15/29	185,000	166,405
1.750%, 7/1/30	200,000	164,672
2.250%, 1/15/32	500,000	410,744
5.000%, 3/15/34	750,000	745,799
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	203,748
2.150%, 9/1/31	200,000	159,851

		4,907,158

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	734,548
3.800%, 4/15/26	250,000	243,232
Boston Properties LP (REIT)
3.400%, 6/21/29	750,000	672,541
3.250%, 1/30/31	1,500,000	1,281,231
COPT Defense Properties LP (REIT)
2.250%, 3/15/26(x)	270,000	253,243
2.000%, 1/15/29	425,000	356,167
Kilroy Realty LP (REIT)
4.375%, 10/1/25	400,000	392,113
4.750%, 12/15/28	350,000	330,974
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28	250,000	266,270
3.150%, 8/15/30	500,000	391,070

		4,921,389

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,485,881
2.500%, 4/1/31	250,000	206,780

		1,692,661

Residential REITs (0.3%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	479,886
2.375%, 7/15/31	160,000	129,877
3.625%, 4/15/32	350,000	307,933
AvalonBay Communities, Inc. (REIT)
3.500%, 11/15/25	250,000	243,852
2.950%, 5/11/26	1,000,000	957,912
2.900%, 10/15/26	250,000	236,564
3.350%, 5/15/27	175,000	165,966
1.900%, 12/1/28	1,250,000	1,095,023
5.300%, 12/7/33	145,000	145,744
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	208,463
ERP Operating LP (REIT)
3.375%, 6/1/25	1,000,000	976,294
3.250%, 8/1/27	355,000	335,084
4.150%, 12/1/28	300,000	290,893
1.850%, 8/1/31	200,000	161,928
Essex Portfolio LP (REIT)
3.500%, 4/1/25	650,000	636,927
3.375%, 4/15/26	250,000	240,736
1.700%, 3/1/28	625,000	548,288
4.000%, 3/1/29	500,000	476,455
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	331,182
5.450%, 8/15/30	300,000	300,779
4.150%, 4/15/32	250,000	228,002
5.500%, 8/15/33	500,000	497,073
Mid-America Apartments LP (REIT)
4.000%, 11/15/25	350,000	343,444
1.100%, 9/15/26	165,000	149,605
3.600%, 6/1/27	500,000	479,849
3.950%, 3/15/29	750,000	721,393
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	270,351
2.700%, 7/15/31	185,000	151,972
4.200%, 4/15/32	250,000	224,582
5.700%, 1/15/33	250,000	247,089
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	469,518
2.750%, 9/1/31	200,000	163,955
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	118,128
3.500%, 7/1/27	350,000	330,000
3.200%, 1/15/30	1,000,000	906,156
3.000%, 8/15/31	150,000	129,832

		13,700,735

Retail REITs (0.3%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	280,710
Brixmor Operating Partnership LP (REIT)
4.125%, 6/15/26	275,000	266,530
3.900%, 3/15/27	250,000	239,022
2.250%, 4/1/28	175,000	155,266
4.125%, 5/15/29	375,000	353,258
4.050%, 7/1/30	375,000	347,969
2.500%, 8/16/31	250,000	204,755
Federal Realty OP LP (REIT)
1.250%, 2/15/26	250,000	231,646
3.250%, 7/15/27	500,000	467,258
5.375%, 5/1/28	500,000	499,269
3.200%, 6/15/29	500,000	452,664
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	176,937
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	238,295
NNN REIT, Inc. (REIT)
4.000%, 11/15/25	200,000	195,527
3.600%, 12/15/26	250,000	238,580
4.300%, 10/15/28	665,000	641,741
Realty Income Corp. (REIT)
3.875%, 4/15/25	750,000	738,535
4.625%, 11/1/25	500,000	494,947
5.050%, 1/13/26	55,000	54,759
0.750%, 3/15/26	390,000	357,673
4.875%, 6/1/26	485,000	481,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.125%, 10/15/26	$725,000	$706,402
3.200%, 1/15/27	500,000	474,701
3.950%, 8/15/27	320,000	309,869
2.100%, 3/15/28	500,000	446,474
2.200%, 6/15/28	500,000	445,997
4.700%, 12/15/28	350,000	344,269
3.250%, 6/15/29	350,000	320,644
4.000%, 7/15/29	225,000	213,599
4.850%, 3/15/30	155,000	153,152
5.625%, 10/13/32	250,000	254,618
5.125%, 2/15/34	2,000,000	1,953,564
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	346,269
4.125%, 3/15/28	500,000	480,234
2.950%, 9/15/29	250,000	223,529
SITE Centers Corp. (REIT)
4.700%, 6/1/27	165,000	162,797

		13,952,589

Specialized REITs (0.4%)
American Tower Corp. (REIT)
1.300%, 9/15/25	350,000	329,860
1.600%, 4/15/26	600,000	557,119
1.450%, 9/15/26	500,000	455,613
2.750%, 1/15/27	350,000	327,470
3.650%, 3/15/27	400,000	383,739
1.500%, 1/31/28	350,000	304,781
5.500%, 3/15/28	500,000	504,439
5.250%, 7/15/28	355,000	354,546
5.800%, 11/15/28	415,000	424,344
3.950%, 3/15/29	500,000	472,259
2.900%, 1/15/30	240,000	211,001
2.100%, 6/15/30	250,000	207,634
1.875%, 10/15/30	1,000,000	808,440
2.700%, 4/15/31	600,000	507,113
2.300%, 9/15/31	355,000	289,525
5.650%, 3/15/33	250,000	253,055
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	100,000	94,989
4.450%, 2/15/26	2,165,000	2,129,612
3.700%, 6/15/26	165,000	159,244
1.050%, 7/15/26	750,000	681,882
2.900%, 3/15/27	970,000	907,371
3.650%, 9/1/27	750,000	711,088
5.000%, 1/11/28	180,000	177,913
4.800%, 9/1/28	415,000	406,682
5.600%, 6/1/29	250,000	252,918
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	237,451
2.250%, 12/15/28	500,000	438,269
4.375%, 2/15/29	150,000	143,891
Equinix, Inc. (REIT)
1.250%, 7/15/25	265,000	249,927
1.000%, 9/15/25	750,000	701,925
1.450%, 5/15/26	350,000	321,792
2.900%, 11/18/26	455,000	426,030
1.800%, 7/15/27(x)	215,000	192,133
1.550%, 3/15/28	375,000	325,020
2.000%, 5/15/28	350,000	307,911
3.200%, 11/18/29	455,000	407,680
2.500%, 5/15/31	750,000	624,360
3.900%, 4/15/32	500,000	450,813
Extra Space Storage LP (REIT)
3.500%, 7/1/26	500,000	481,464
3.875%, 12/15/27	400,000	379,864
5.700%, 4/1/28	330,000	335,747
3.900%, 4/1/29	165,000	154,735
4.000%, 6/15/29	500,000	470,647
5.500%, 7/1/30	355,000	358,199
2.400%, 10/15/31	350,000	287,201
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	250,000	231,295
1.500%, 11/9/26	250,000	229,436
3.094%, 9/15/27	300,000	282,599
1.850%, 5/1/28	280,000	248,985
1.950%, 11/9/28	415,000	366,258
5.125%, 1/15/29	295,000	299,430
3.385%, 5/1/29	320,000	298,764
2.300%, 5/1/31	280,000	235,813
2.250%, 11/9/31	310,000	256,605
5.100%, 8/1/33	95,000	95,272
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,350,000	1,337,687

Total Real Estate		23,089,840

		80,210,214

Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	238,918
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	237,752
Alabama Power Co.
3.750%, 9/1/27	500,000	480,728
Series 20-A
1.450%, 9/15/30	500,000	402,748
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	375,046
2.300%, 3/1/30	150,000	127,506
5.625%, 3/1/33	190,000	192,518
Series J
4.300%, 12/1/28	500,000	482,658
Series N
1.000%, 11/1/25	315,000	294,159
Appalachian Power Co.
3.400%, 6/1/25	350,000	340,727
Series AA
2.700%, 4/1/31	500,000	421,124
Series BB
4.500%, 8/1/32	85,000	79,589
Arizona Public Service Co.
3.150%, 5/15/25	200,000	194,742
2.950%, 9/15/27	350,000	327,799
2.600%, 8/15/29	250,000	221,442
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	338,640
2.300%, 3/15/31	250,000	209,961
Avangrid, Inc.
3.800%, 6/1/29	750,000	703,111
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	660,248
2.250%, 6/15/31	500,000	420,082
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	198,093
Series AE
2.350%, 4/1/31	275,000	232,840
Series AG
3.000%, 3/1/32	200,000	173,630
Series Z
2.400%, 9/1/26	250,000	235,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	$750,000	$719,876
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	209,930
Series 122
2.950%, 8/15/27	500,000	468,386
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25	250,000	233,336
3.200%, 3/15/27	250,000	238,103
2.050%, 7/1/31	500,000	408,519
DTE Electric Co.
Series A
1.900%, 4/1/28	320,000	286,989
3.000%, 3/1/32	250,000	216,791
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	484,077
2.450%, 8/15/29	300,000	265,589
2.550%, 4/15/31	375,000	322,657
2.850%, 3/15/32	220,000	189,000
4.950%, 1/15/33	500,000	497,149
Duke Energy Corp.
0.900%, 9/15/25	310,000	291,024
3.150%, 8/15/27	750,000	705,847
4.300%, 3/15/28	375,000	366,543
3.400%, 6/15/29(x)	310,000	286,771
2.450%, 6/1/30	250,000	215,264
2.550%, 6/15/31	750,000	630,580
4.500%, 8/15/32	355,000	336,538
5.750%, 9/15/33	500,000	512,390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	248,923
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	619,861
3.800%, 7/15/28	750,000	721,084
1.750%, 6/15/30	215,000	177,964
2.400%, 12/15/31	390,000	325,131
5.875%, 11/15/33	225,000	236,662
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	35,216
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	329,167
2.000%, 8/15/31	500,000	407,353
5.100%, 3/15/34	500,000	500,227
Edison International
4.700%, 8/15/25	500,000	494,666
5.750%, 6/15/27	40,000	40,510
4.125%, 3/15/28	500,000	480,234
5.250%, 11/15/28	285,000	284,182
6.950%, 11/15/29	100,000	106,977
Emera US Finance LP
3.550%, 6/15/26	665,000	638,822
2.639%, 6/15/31	335,000	274,205
Enel Americas SA
4.000%, 10/25/26	165,000	158,400
Enel Chile SA
4.875%, 6/12/28	750,000	730,547
Entergy Arkansas LLC
3.500%, 4/1/26	300,000	291,246
Entergy Corp.
0.900%, 9/15/25	950,000	890,213
2.950%, 9/1/26	300,000	284,808
1.900%, 6/15/28(x)	1,165,000	1,025,687
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	467,839
5.350%, 3/15/34	500,000	502,480
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	331,125
5.900%, 11/15/33	300,000	314,286
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	309,593
Evergy, Inc.
2.900%, 9/15/29	500,000	444,787
Eversource Energy
4.750%, 5/15/26	250,000	247,279
2.900%, 3/1/27	200,000	187,900
4.600%, 7/1/27	350,000	342,237
2.550%, 3/15/31	500,000	417,493
3.375%, 3/1/32	200,000	173,478
5.125%, 5/15/33	500,000	488,058
Series Q
0.800%, 8/15/25	150,000	140,360
Series R
1.650%, 8/15/30	250,000	201,025
Series U
1.400%, 8/15/26	250,000	227,509
Exelon Corp.
3.400%, 4/15/26	500,000	483,204
2.750%, 3/15/27	500,000	467,655
5.150%, 3/15/28	150,000	150,129
3.350%, 3/15/32	500,000	439,250
5.300%, 3/15/33	300,000	300,227
Florida Power & Light Co.
4.450%, 5/15/26	250,000	247,492
5.050%, 4/1/28	585,000	591,516
4.400%, 5/15/28	375,000	370,269
4.625%, 5/15/30	500,000	495,335
4.800%, 5/15/33	500,000	490,897
Series A
3.300%, 5/30/27	250,000	236,679
Fortis, Inc.
3.055%, 10/4/26	750,000	709,251
Georgia Power Co.
3.250%, 4/1/26	350,000	338,054
3.250%, 3/30/27	500,000	475,655
4.650%, 5/16/28	500,000	494,443
4.700%, 5/15/32(x)	250,000	243,242
4.950%, 5/17/33	500,000	491,903
Series B
2.650%, 9/15/29	350,000	311,855
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,191,885
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	431,910
3.600%, 4/1/29	500,000	467,181
2.300%, 6/1/30	125,000	105,818
ITC Holdings Corp.
3.250%, 6/30/26	300,000	286,834
3.350%, 11/15/27	400,000	373,955
MidAmerican Energy Co.
3.100%, 5/1/27(x)	1,000,000	947,668
3.650%, 4/15/29(x)	850,000	808,267
Mississippi Power Co.
3.950%, 3/30/28	250,000	239,599
NextEra Energy Capital Holdings, Inc.
4.450%, 6/20/25	295,000	291,251
1.875%, 1/15/27	400,000	366,425
3.550%, 5/1/27	1,500,000	1,429,865
4.625%, 7/15/27	500,000	492,699
4.900%, 2/28/28	500,000	498,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
1.900%, 6/15/28	$750,000	$663,453
3.500%, 4/1/29	500,000	466,067
5.000%, 2/28/30	500,000	498,612
2.250%, 6/1/30	2,500,000	2,126,905
2.440%, 1/15/32	400,000	329,333
5.000%, 7/15/32	150,000	148,695
5.050%, 2/28/33(x)	500,000	493,981
5.250%, 3/15/34	500,000	498,856
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	480,000
Northern States Power Co.
2.250%, 4/1/31	300,000	251,775
NSTAR Electric Co.
3.200%, 5/15/27	500,000	475,370
3.250%, 5/15/29	500,000	467,230
1.950%, 8/15/31	500,000	403,671
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	187,102
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	335,742
5.400%, 1/15/33	350,000	356,997
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	525,000	491,022
4.300%, 5/15/28	500,000	487,500
3.700%, 11/15/28	1,250,000	1,182,659
2.750%, 5/15/30	185,000	164,228
4.150%, 6/1/32	95,000	89,452
4.550%, 9/15/32	180,000	173,443
Pacific Gas and Electric Co.
3.450%, 7/1/25	500,000	486,486
5.450%, 6/15/27	500,000	499,833
2.100%, 8/1/27	750,000	674,329
3.000%, 6/15/28(x)	520,000	474,604
6.100%, 1/15/29	500,000	514,047
4.200%, 3/1/29	350,000	331,713
4.550%, 7/1/30	3,500,000	3,327,303
3.250%, 6/1/31	1,085,000	939,613
6.150%, 1/15/33	85,000	87,583
6.400%, 6/15/33	500,000	527,032
PacifiCorp
5.450%, 2/15/34(x)	2,000,000	2,007,972
PECO Energy Co.
3.150%, 10/15/25	700,000	676,270
4.900%, 6/15/33	210,000	208,909
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	286,874
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	478,501
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	979,878
Public Service Co. of Colorado
3.700%, 6/15/28(x)	350,000	334,013
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	240,740
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	198,181
Series J
2.200%, 8/15/31	250,000	204,144
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	325,031
2.250%, 9/15/26	450,000	421,670
3.700%, 5/1/28	500,000	479,379
3.650%, 9/1/28	300,000	286,360
3.200%, 5/15/29	250,000	231,436
2.450%, 1/15/30	165,000	143,661
1.900%, 8/15/31	235,000	190,660
5.200%, 8/1/33	500,000	507,584
Southern California Edison Co.
4.900%, 6/1/26	500,000	497,339
5.300%, 3/1/28	310,000	313,675
2.850%, 8/1/29	660,000	593,236
2.250%, 6/1/30	655,000	555,578
2.750%, 2/1/32	315,000	266,212
Series 20C
1.200%, 2/1/26	440,000	409,693
Series C
4.200%, 6/1/25	310,000	305,739
Series D
4.700%, 6/1/27	500,000	493,149
Series E
3.700%, 8/1/25	300,000	293,259
Series G
2.500%, 6/1/31	500,000	420,716
Southern Co. (The)
5.150%, 10/6/25	195,000	194,441
5.113%, 8/1/27(e)	500,000	499,404
4.850%, 6/15/28	500,000	496,395
5.500%, 3/15/29	200,000	203,777
5.700%, 10/15/32	310,000	318,745
Series 21-B
1.750%, 3/15/28	210,000	185,333
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	468,505
Series M
4.100%, 9/15/28	750,000	716,570
Series N
1.650%, 3/15/26	500,000	466,549
Tampa Electric Co.
2.400%, 3/15/31	140,000	117,070
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	181,047
Union Electric Co.
2.950%, 6/15/27	500,000	469,823
3.500%, 3/15/29	500,000	468,599
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	414,445
5.000%, 4/1/33	500,000	490,415
5.300%, 8/15/33	500,000	502,470
Series A
3.150%, 1/15/26	715,000	690,988
3.500%, 3/15/27	750,000	720,876
3.800%, 4/1/28	500,000	480,169
2.875%, 7/15/29	175,000	158,321
Series B
2.950%, 11/15/26	500,000	473,602
3.750%, 5/15/27	390,000	375,942
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	274,177
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	327,460
1.950%, 9/16/31	250,000	200,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Xcel Energy, Inc.
3.300%, 6/1/25	$500,000	$485,434
3.350%, 12/1/26	500,000	474,049
1.750%, 3/15/27	415,000	373,493
4.000%, 6/15/28	500,000	475,958
2.600%, 12/1/29	350,000	304,967
2.350%, 11/15/31	500,000	406,546
5.450%, 8/15/33	250,000	248,175

		88,489,716

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	291,831
2.625%, 9/15/29	800,000	713,993
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,008,435
4.000%, 4/1/28	500,000	481,304
4.400%, 7/1/32	100,000	94,296
5.400%, 3/1/33	500,000	507,258
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	995,543
5.500%, 10/1/26	250,000	249,046
3.950%, 9/15/27	300,000	285,540
4.750%, 9/1/28	300,000	291,224
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	462,664
2.500%, 3/15/31	380,000	319,953
Southern California Gas Co.
2.950%, 4/15/27	280,000	263,923
Series TT
2.600%, 6/15/26	500,000	474,054
Southwest Gas Corp.
5.450%, 3/23/28	335,000	337,456
2.200%, 6/15/30	500,000	418,586
4.050%, 3/15/32	150,000	137,222

		7,332,328

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,426,424
5.450%, 6/1/28	500,000	499,405
Constellation Energy Generation LLC
3.250%, 6/1/25	205,000	200,411
5.600%, 3/1/28	310,000	315,375
5.800%, 3/1/33	355,000	365,989
Southern Power Co.
4.150%, 12/1/25	500,000	491,021
0.900%, 1/15/26	155,000	143,264

		3,441,889

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	460,304
1.750%, 3/15/28	375,000	330,087
Ameren Illinois Co.
3.800%, 5/15/28	350,000	338,000
1.550%, 11/15/30	210,000	170,055
Black Hills Corp.
3.950%, 1/15/26	350,000	341,550
5.950%, 3/15/28	200,000	205,951
3.050%, 10/15/29	250,000	223,923
2.500%, 6/15/30	315,000	263,151
CenterPoint Energy, Inc.
1.450%, 6/1/26	315,000	290,681
CMS Energy Corp.
3.000%, 5/15/26	210,000	200,191
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	526,769
2.400%, 6/15/31	750,000	636,471
5.200%, 3/1/33(x)	500,000	506,968
Series B
3.125%, 11/15/27	300,000	282,986
Series D
4.000%, 12/1/28	500,000	483,142
Consumers Energy Co.
4.650%, 3/1/28	500,000	493,057
3.800%, 11/15/28	750,000	719,087
4.900%, 2/15/29	500,000	500,298
3.600%, 8/15/32	335,000	303,007
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	483,396
Series A
1.450%, 4/15/26	305,000	282,524
4.350%, 8/15/32	250,000	235,224
Series C
2.250%, 8/15/31	455,000	371,937
Series D
2.850%, 8/15/26	450,000	425,229
DTE Energy Co.
2.850%, 10/1/26	750,000	708,881
4.875%, 6/1/28	415,000	410,368
2.950%, 3/1/30	250,000	220,090
Series C
3.400%, 6/15/29	164,000	150,580
Series F
1.050%, 6/1/25	525,000	498,790
NiSource, Inc.
0.950%, 8/15/25	580,000	545,596
3.490%, 5/15/27	1,250,000	1,190,456
5.250%, 3/30/28	450,000	452,953
2.950%, 9/1/29	350,000	316,036
5.400%, 6/30/33	210,000	211,769
Public Service Enterprise Group, Inc.
0.800%, 8/15/25	500,000	469,738
1.600%, 8/15/30	500,000	402,131
2.450%, 11/15/31	500,000	412,966
6.125%, 10/15/33	500,000	523,969
Puget Energy, Inc.
2.379%, 6/15/28	625,000	556,432
4.224%, 3/15/32	355,000	322,061
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	475,053
4.950%, 8/15/28	500,000	501,651
Series VVV
1.700%, 10/1/30	235,000	192,944
Series XXX
3.000%, 3/15/32	500,000	434,115
Sempra
3.300%, 4/1/25	350,000	342,190
5.400%, 8/1/26	500,000	501,149
3.250%, 6/15/27	500,000	473,078
3.700%, 4/1/29	445,000	416,126
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	36,800
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	507,252
5.150%, 9/15/32	250,000	249,316
5.750%, 9/15/33	360,000	372,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
WEC Energy Group, Inc.
4.750%, 1/9/26	$335,000	$332,030
5.600%, 9/12/26	125,000	126,360
5.150%, 10/1/27	355,000	354,663
1.375%, 10/15/27	500,000	441,572
4.750%, 1/15/28	250,000	249,178
2.200%, 12/15/28	500,000	441,460
1.800%, 10/15/30	500,000	411,587

		23,325,528

Water Utilities (0.0%)†
American Water Capital Corp.
3.750%, 9/1/28	750,000	715,405
3.450%, 6/1/29	500,000	465,848
2.300%, 6/1/31	400,000	332,599
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	280,198

		1,794,050

Total Utilities		124,383,511

Total Corporate Bonds		1,690,417,017

Foreign Government Securities (2.0%)
Canada Government Bond
2.875%, 4/28/25	2,475,000	2,420,155
3.750%, 4/26/28	780,000	761,732
Export Development Canada
3.375%, 8/26/25	905,000	886,767
4.375%, 6/29/26	1,350,000	1,341,067
3.000%, 5/25/27	1,000,000	954,669
3.875%, 2/14/28	750,000	733,648
4.125%, 2/13/29	1,500,000	1,485,000
Export-Import Bank of Korea
3.250%, 11/10/25	1,000,000	971,420
4.875%, 1/11/26(x)	200,000	199,704
0.625%, 2/9/26	355,000	328,105
1.125%, 12/29/26	550,000	497,343
1.625%, 1/18/27	364,000	334,065
2.375%, 4/21/27	1,500,000	1,397,640
4.250%, 9/15/27	323,000	317,318
5.000%, 1/11/28(x)	220,000	222,385
1.375%, 2/9/31	750,000	600,622
2.125%, 1/18/32	356,000	294,213
5.125%, 1/11/33	260,000	264,810
5.125%, 9/18/33	345,000	351,800
Italian Republic Government Bond
1.250%, 2/17/26	2,045,000	1,897,186
2.875%, 10/17/29	1,000,000	881,966
Japan Bank for International Cooperation
0.625%, 7/15/25	1,130,000	1,066,658
3.875%, 9/16/25	536,000	526,462
4.250%, 1/26/26	870,000	858,553
4.250%, 4/27/26	340,000	335,317
1.875%, 7/21/26	1,500,000	1,402,910
2.250%, 11/4/26	1,000,000	937,924
2.750%, 11/16/27	475,000	443,990
4.625%, 7/19/28	200,000	199,764
3.500%, 10/31/28	2,000,000	1,907,303
2.125%, 2/16/29	750,000	668,404
2.000%, 10/17/29	430,000	374,616
1.250%, 1/21/31	600,000	481,209
4.375%, 1/24/31	1,000,000	988,059
1.875%, 4/15/31	1,200,000	1,004,609
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	649,085
3.250%, 5/25/27	750,000	719,319
3.375%, 6/12/28	500,000	472,016
1.750%, 4/28/31	595,000	483,752
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,478,125
Province of Alberta
3.300%, 3/15/28(x)	1,250,000	1,188,605
1.300%, 7/22/30	1,100,000	894,455
4.500%, 1/24/34	1,500,000	1,476,539
Province of British Columbia
2.250%, 6/2/26	1,000,000	946,131
0.900%, 7/20/26	500,000	458,172
1.300%, 1/29/31	400,000	325,871
4.200%, 7/6/33	680,000	659,629
Province of Manitoba
2.125%, 6/22/26	1,000,000	941,617
1.500%, 10/25/28	585,000	509,869
4.300%, 7/27/33(x)	500,000	483,914
Province of New Brunswick
3.625%, 2/24/28	600,000	577,377
Province of Ontario
1.050%, 4/14/26(x)	1,600,000	1,481,816
2.500%, 4/27/26	2,000,000	1,909,263
2.300%, 6/15/26	1,750,000	1,660,951
3.100%, 5/19/27	400,000	381,764
2.000%, 10/2/29	1,250,000	1,097,819
1.125%, 10/7/30	1,000,000	806,535
1.600%, 2/25/31	1,000,000	826,960
1.800%, 10/14/31	1,500,000	1,240,148
Province of Quebec
0.600%, 7/23/25	1,400,000	1,321,968
2.500%, 4/20/26	1,000,000	955,792
2.750%, 4/12/27	1,750,000	1,656,999
1.350%, 5/28/30(x)	1,000,000	830,556
1.900%, 4/21/31(x)	1,250,000	1,047,246
Republic of Chile
3.125%, 1/21/26	3,512,000	3,392,164
2.750%, 1/31/27(x)	200,000	187,687
2.450%, 1/31/31	325,000	278,180
Republic of Indonesia
4.150%, 9/20/27	200,000	194,750
3.500%, 1/11/28	1,000,000	950,209
4.550%, 1/11/28	400,000	394,625
4.100%, 4/24/28	800,000	775,500
4.750%, 2/11/29	2,500,000	2,484,375
2.150%, 7/28/31	1,250,000	1,034,766
3.550%, 3/31/32	200,000	181,063
4.650%, 9/20/32	200,000	194,522
4.850%, 1/11/33	400,000	396,375
4.700%, 2/10/34	2,000,000	1,951,250
Republic of Korea
2.750%, 1/19/27	1,750,000	1,660,470
3.500%, 9/20/28(x)	1,000,000	958,030
2.500%, 6/19/29(x)	505,000	457,313
1.750%, 10/15/31	210,000	173,882
Republic of Panama
3.160%, 1/23/30	1,500,000	1,245,469
Republic of Peru
4.125%, 8/25/27(x)	1,000,000	969,062
2.783%, 1/23/31	2,240,000	1,924,300
3.000%, 1/15/34	2,000,000	1,639,375
Republic of Philippines
5.170%, 10/13/27	200,000	201,250
3.000%, 2/1/28	1,150,000	1,072,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.625%, 7/17/28	$240,000	$237,825
3.750%, 1/14/29	975,000	926,555
2.457%, 5/5/30	3,360,000	2,916,900
Republic of Poland
3.250%, 4/6/26	1,500,000	1,458,555
4.625%, 3/18/29	500,000	495,580
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,427,812
3.250%, 1/17/28	750,000	699,375
5.375%, 3/12/29	500,000	501,563
2.500%, 1/15/30	515,000	442,578
4.500%, 1/17/33	220,000	205,081
5.500%, 3/12/34	1,250,000	1,235,547
Svensk Exportkredit AB
4.000%, 7/15/25	395,000	389,930
0.500%, 8/26/25	1,000,000	939,167
4.375%, 2/13/26	355,000	351,596
2.250%, 3/22/27	500,000	467,144
4.125%, 6/14/28	500,000	492,603
4.875%, 10/4/30(x)	600,000	610,065
United Mexican States
4.125%, 1/21/26	1,865,000	1,830,614
4.150%, 3/28/27	2,745,000	2,675,517
3.750%, 1/11/28	855,000	813,052
4.500%, 4/22/29	455,000	440,212
3.250%, 4/16/30	2,500,000	2,226,250
3.500%, 2/12/34	2,000,000	1,667,500

Total Foreign Government Securities		102,987,339

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	1,945
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	4,000	4,101
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	4,407
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	4,266
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	8,154
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	4,013
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,069
Commonwealth of Massachusetts 4.110%, 7/15/31	154,965	153,059
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	4,669
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	233,815
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	476,684
2.154%, 7/1/30	500,000	427,095
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	3,413
Los Angeles Community College District
1.606%, 8/1/28	200,000	180,681
1.806%, 8/1/30	200,000	172,980
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	978,963
New Jersey Economic Development Authority, NATL-RE 7.425%, 2/15/29	1,000,000	1,071,845
Ohio State University (The) 4.910%, 6/1/40	4,000	3,943
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,023
5.561%, 12/1/49	3,000	3,081
Regents of the University of California Medical Center Pooled Revenue, Series 2022 4.132%, 5/15/32	250,000	239,545
San Diego County Water Authority 6.138%, 5/1/49	4,000	4,376
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,097
7.043%, 4/1/50	4,000	4,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
State Board of Administration Finance Corp. 1.705%, 7/1/27	$500,000	$453,307
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	186,974
3.500%, 4/1/28	250,000	241,846
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	2,000	2,046
State of Wisconsin 3.154%, 5/1/27	1,300,000	1,246,896
University of California
0.883%, 5/15/25	165,000	157,710
3.063%, 7/1/25	500,000	488,847
1.316%, 5/15/27	250,000	226,513
1.614%, 5/15/30	125,000	105,452

Total Municipal Bonds		7,102,676

Supranational (2.6%)
African Development Bank
3.375%, 7/7/25	1,350,000	1,320,485
0.875%, 3/23/26	1,300,000	1,202,360
0.875%, 7/22/26	1,159,000	1,058,423
4.375%, 3/14/28(x)	800,000	796,285
Asian Development Bank
2.875%, 5/6/25	1,350,000	1,318,495
4.625%, 6/13/25	550,000	547,298
4.250%, 1/9/26	400,000	396,307
0.500%, 2/4/26	4,000,000	3,701,161
1.000%, 4/14/26	1,300,000	1,207,009
2.000%, 4/24/26	1,000,000	946,788
1.750%, 8/14/26	1,000,000	937,414
2.625%, 1/12/27	2,500,000	2,373,657
1.500%, 1/20/27	2,000,000	1,841,131
2.500%, 11/2/27	2,500,000	2,335,270
2.750%, 1/19/28	1,000,000	939,660
3.750%, 4/25/28	1,040,000	1,013,769
1.250%, 6/9/28	500,000	440,117
4.500%, 8/25/28	1,531,000	1,538,586
3.125%, 9/26/28	400,000	379,846
1.875%, 3/15/29	1,000,000	888,906
1.750%, 9/19/29	500,000	437,260
1.875%, 1/24/30	1,000,000	872,434
0.750%, 10/8/30	1,000,000	795,363
1.500%, 3/4/31	600,000	498,689
3.125%, 4/27/32	500,000	457,707
3.875%, 9/28/32	400,000	385,252
4.000%, 1/12/33	85,000	82,602
3.875%, 6/14/33	500,000	480,285
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	2,000,000	1,898,100
3.375%, 6/29/25	1,750,000	1,713,495
0.500%, 1/27/26	2,500,000	2,314,550
3.750%, 9/14/27	400,000	390,232
4.250%, 3/13/34	500,000	494,030
Corp. Andina de Fomento
1.625%, 9/23/25	750,000	708,375
4.750%, 4/1/26	180,000	178,158
2.250%, 2/8/27	650,000	596,833
6.000%, 4/26/27	440,000	449,598
Council of Europe Development Bank
3.000%, 6/16/25	143,000	139,475
3.750%, 5/25/26	500,000	490,811
0.875%, 9/22/26	750,000	684,424
3.625%, 1/26/28	500,000	484,882
European Bank for Reconstruction & Development
0.500%, 11/25/25	600,000	559,120
0.500%, 1/28/26	750,000	694,699
4.375%, 3/9/28	1,400,000	1,393,013
4.250%, 3/13/34	500,000	495,190
European Investment Bank
0.375%, 12/15/25(x)	2,000,000	1,856,520
0.375%, 3/26/26	3,375,000	3,101,503
2.125%, 4/13/26(x)	2,000,000	1,900,995
0.750%, 10/26/26(x)	1,111,000	1,008,796
1.375%, 3/15/27(x)	2,500,000	2,284,075
4.375%, 3/19/27	1,500,000	1,494,798
2.375%, 5/24/27(x)	1,000,000	939,377
0.625%, 10/21/27(x)	980,000	857,089
3.875%, 3/15/28	800,000	784,465
4.500%, 10/16/28	750,000	754,147
4.000%, 2/15/29	2,000,000	1,969,998
1.750%, 3/15/29	800,000	708,360
1.625%, 10/9/29	410,000	356,152
3.625%, 7/15/30	960,000	922,836
0.750%, 9/23/30(x)	750,000	600,702
1.250%, 2/14/31	1,475,000	1,211,403
1.625%, 5/13/31	750,000	628,105
3.750%, 2/14/33	815,000	779,880
4.125%, 2/13/34	3,500,000	3,442,729
Inter-American Development Bank
0.625%, 7/15/25	5,000,000	4,730,983
0.875%, 4/20/26	2,000,000	1,851,352
4.500%, 5/15/26	900,000	896,074
2.000%, 6/2/26	1,050,000	989,336
2.000%, 7/23/26	1,000,000	942,409
1.500%, 1/13/27	1,500,000	1,380,766
0.625%, 9/16/27	1,000,000	876,580
4.000%, 1/12/28	800,000	787,447
1.125%, 7/20/28	1,250,000	1,091,015
3.125%, 9/18/28	750,000	711,500
2.250%, 6/18/29	1,000,000	902,334
3.500%, 9/14/29	800,000	766,767
1.125%, 1/13/31	3,800,000	3,086,715
4.500%, 9/13/33	800,000	806,730
Inter-American Investment Corp.
4.125%, 2/15/28(x)	750,000	736,836
4.250%, 2/14/29	2,000,000	1,977,917
International Bank for Reconstruction & Development
0.375%, 7/28/25	3,000,000	2,825,090
2.500%, 7/29/25	3,000,000	2,906,704
0.500%, 10/28/25	1,600,000	1,495,072
3.125%, 11/20/25	350,000	340,621
1.875%, 10/27/26	2,000,000	1,858,798
3.125%, 6/15/27	1,200,000	1,151,550
0.750%, 11/24/27	1,855,000	1,623,960
1.375%, 4/20/28	2,000,000	1,766,413
4.625%, 8/1/28	1,000,000	1,010,936
1.125%, 9/13/28	2,400,000	2,086,868
1.750%, 10/23/29	1,350,000	1,174,956
3.875%, 2/14/30	1,030,000	1,003,604
4.000%, 7/25/30	2,475,000	2,428,281
0.750%, 8/26/30	1,685,000	1,347,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
1.250%, 2/10/31	$8,500,000	$6,951,761
1.625%, 11/3/31	1,667,000	1,376,033
2.500%, 3/29/32	2,000,000	1,751,160
International Finance Corp.
0.375%, 7/16/25	735,000	692,822
3.625%, 9/15/25	533,000	523,364
0.750%, 10/8/26	1,000,000	905,931
4.500%, 7/13/28	450,000	452,166
0.750%, 8/27/30	750,000	599,576
Nordic Investment Bank
2.625%, 4/4/25	500,000	487,384
0.375%, 9/11/25	1,100,000	1,030,871
0.500%, 1/21/26	1,000,000	926,856
3.375%, 9/8/27	643,000	620,473
4.375%, 3/14/28	400,000	398,285
4.250%, 2/28/29	2,000,000	1,991,703

Total Supranational		132,743,469

U.S. Government Agency Securities (2.1%)
FFCB
1.040%, 1/25/29	10,000,000	8,528,371
1.380%, 1/14/31	15,000,000	12,263,235
FHLB
0.375%, 9/4/25	6,000,000	5,630,296
4.625%, 11/17/26	2,000,000	2,006,605
3.250%, 11/16/28(x)	5,000,000	4,783,895
5.500%, 7/15/36	3,000	3,301
FHLMC
0.375%, 9/23/25	9,245,000	8,659,057
0.600%, 10/20/25	10,000,000	9,365,290
FNMA
0.625%, 4/22/25	7,105,000	6,792,027
0.500%, 6/17/25	5,000,000	4,741,826
0.375%, 8/25/25	5,500,000	5,169,966
2.125%, 4/24/26	8,165,000	7,762,667
1.875%, 9/24/26	7,000,000	6,560,005
0.875%, 12/18/26	5,000,000	4,530,781
0.750%, 10/8/27	9,000,000	7,939,148
0.875%, 8/5/30	5,000,000	4,059,707
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	4,849,582
Tennessee Valley Authority
0.750%, 5/15/25	5,000,000	4,768,477
Series A
2.875%, 2/1/27	1,000,000	957,249

Total U.S. Government Agency Securities		109,371,485

U.S. Treasury Obligations (52.9%)
U.S. Treasury Notes
3.875%, 4/30/25	10,000,000	9,881,836
2.125%, 5/15/25	12,000,000	11,629,219
4.250%, 5/31/25	16,000,000	15,868,125
4.625%, 6/30/25	10,000,000	9,964,646
4.750%, 7/31/25	15,000,000	14,974,249
2.000%, 8/15/25	10,000,000	9,625,414
0.250%, 8/31/25	19,000,000	17,818,447
5.000%, 8/31/25	15,000,000	15,030,492
5.000%, 9/30/25	20,000,000	20,052,048
0.250%, 10/31/25	15,000,000	13,974,012
5.000%, 10/31/25	20,000,000	20,060,832
2.250%, 11/15/25	115,000,000	110,486,273
0.375%, 11/30/25	12,000,000	11,164,542
4.000%, 12/15/25	15,000,000	14,818,179
0.375%, 12/31/25	32,000,000	29,685,539
1.625%, 2/15/26	150,000,000	141,851,910
0.500%, 2/28/26	35,000,000	32,353,230
4.625%, 2/28/26(x)	25,000,000	24,984,982
4.625%, 3/15/26	15,000,000	14,989,748
0.750%, 4/30/26	50,000,000	46,203,165
2.375%, 4/30/26	20,000,000	19,118,858
1.625%, 5/15/26	64,000,000	60,164,998
0.750%, 5/31/26	76,000,000	70,032,814
2.125%, 5/31/26	10,000,000	9,495,668
4.125%, 6/15/26	15,000,000	14,854,688
0.875%, 6/30/26	20,000,000	18,445,172
4.500%, 7/15/26	20,000,000	19,971,876
0.625%, 7/31/26	50,000,000	45,695,315
1.500%, 8/15/26	129,000,000	120,252,510
0.750%, 8/31/26	35,000,000	32,002,950
0.875%, 9/30/26	12,000,000	10,983,750
4.625%, 10/15/26	10,000,000	10,031,250
2.000%, 11/15/26	48,000,000	45,069,427
2.250%, 2/15/27	39,000,000	36,727,033
4.125%, 2/15/27	25,000,000	24,798,828
4.250%, 3/15/27	15,000,000	14,936,688
2.250%, 8/15/27	25,000,000	23,345,702
0.375%, 9/30/27	17,000,000	14,828,515
4.125%, 10/31/27	15,000,000	14,886,329
2.250%, 11/15/27	14,000,000	13,025,468
0.625%, 11/30/27	44,000,000	38,524,064
3.875%, 11/30/27	10,000,000	9,843,811
0.625%, 12/31/27	47,000,000	41,036,875
3.875%, 12/31/27	15,000,000	14,763,282
3.500%, 1/31/28	15,000,000	14,566,407
2.750%, 2/15/28(x)	23,500,000	22,190,977
4.000%, 2/29/28	15,000,000	14,831,250
3.625%, 3/31/28	17,500,000	17,066,602
3.500%, 4/30/28	29,000,000	28,143,595
2.875%, 5/15/28	60,000,000	56,798,436
1.250%, 5/31/28	81,000,000	71,697,660
3.625%, 5/31/28	16,000,000	15,600,000
4.000%, 6/30/28	25,000,000	24,730,470
4.125%, 7/31/28	20,000,000	19,887,484
2.875%, 8/15/28	49,000,000	46,289,011
1.125%, 8/31/28	10,000,000	8,748,775
4.375%, 8/31/28	25,000,000	25,111,327
4.625%, 9/30/28	20,000,000	20,296,876
4.875%, 10/31/28	25,000,000	25,638,673
3.125%, 11/15/28	77,500,000	73,842,969
4.375%, 11/30/28	15,000,000	15,087,891
3.750%, 12/31/28	38,000,000	37,213,746
1.750%, 1/31/29	10,000,000	8,923,335
4.000%, 1/31/29(x)	25,000,000	24,755,860
2.625%, 2/15/29	64,000,000	59,490,112
4.250%, 2/28/29(x)	10,000,000	10,019,428
4.125%, 3/31/29	10,000,000	9,964,000
2.375%, 5/15/29	69,000,000	63,156,562
4.000%, 10/31/29	15,000,000	14,831,243
3.875%, 12/31/29	15,000,000	14,735,157
3.500%, 1/31/30	15,000,000	14,441,016
1.500%, 2/15/30	17,500,000	15,047,266
4.000%, 2/28/30	10,000,000	9,885,156
3.625%, 3/31/30	15,000,000	14,528,907
3.500%, 4/30/30	15,000,000	14,421,095
3.750%, 5/31/30	13,000,000	12,665,860
3.750%, 6/30/30	15,000,000	14,610,938
4.000%, 7/31/30	15,000,000	14,812,500
0.625%, 8/15/30	35,000,000	28,038,283
4.125%, 8/31/30	15,000,000	14,913,282
4.625%, 9/30/30	10,000,000	10,226,563
4.875%, 10/31/30	15,000,000	15,555,470
0.875%, 11/15/30	15,000,000	12,150,000
4.375%, 11/30/30	7,500,000	7,565,625
3.750%, 12/31/30	20,000,000	19,456,250
4.000%, 1/31/31	18,500,000	18,271,642
1.125%, 2/15/31	21,300,000	17,475,985
4.125%, 3/31/31	15,000,000	14,927,345
1.625%, 5/15/31	55,000,000	46,371,875
1.250%, 8/15/31	45,000,000	36,675,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
1.375%, 11/15/31	$51,000,000	$41,684,534
1.875%, 2/15/32	88,000,000	74,373,754
2.875%, 5/15/32	22,000,000	19,989,072
2.750%, 8/15/32	40,000,000	35,906,252
4.125%, 11/15/32	17,000,000	16,896,407
3.500%, 2/15/33	42,000,000	39,808,125
3.375%, 5/15/33	37,000,000	34,693,265
3.875%, 8/15/33	50,000,000	48,734,375
4.500%, 11/15/33	36,000,000	36,832,500
4.000%, 2/15/34	5,000,000	4,922,259

Total U.S. Treasury Obligations		2,757,751,206

Total Long-Term Debt Securities (92.2%) (Cost $5,101,080,136)		4,804,370,859

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(y)*	17,000	64,260
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)(y)*	22,000	87,780

Total Preferred Stocks (0.0%)† (Cost $18,166)		152,040

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.2%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	24,525,000
Schwab Short-Term U.S. Treasury ETF	600,000	28,926,000
Vanguard Intermediate- Term Treasury ETF(x)	2,900,000	169,795,000
Vanguard Short-Term Treasury ETF	2,600,000	150,982,000

Total Exchange Traded Funds (7.2%) (Cost $392,715,080)		374,228,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield)(xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield)(xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield)(xx)	30,000,000	30,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	10,331,392	10,331,392

Total Investment Companies		50,331,392

Total Short-Term Investments (1.0%) (Cost $50,331,392)		50,331,392

Total Investments in Securities (100.4%) (Cost $5,544,144,774)		5,229,082,291
Other Assets Less Liabilities (-0.4%)		(19,142,710)

Net Assets (100%)		$5,209,939,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $7,355,344 or 0.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(x)	All or a portion of security is on loan at March 31, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $81,287,322. This was collateralized by $32,781,225 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.470%, maturing 8/8/24 - 2/15/54 and by cash of $50,331,392 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,997,667	$—	$3,997,667
Corporate Bonds
Communication Services	—	101,768,030	—	101,768,030
Consumer Discretionary	—	82,121,875	—	82,121,875
Consumer Staples	—	100,515,483	—	100,515,483
Energy	—	88,483,935	—	88,483,935
Financials	—	716,105,465	—	716,105,465
Health Care	—	135,164,373	—	135,164,373
Industrials	—	98,262,627	—	98,262,627
Information Technology	—	117,487,659	—	117,487,659
Materials	—	45,913,845	—	45,913,845
Real Estate	—	80,210,214	—	80,210,214
Utilities	—	124,383,511	—	124,383,511
Exchange Traded Funds	374,228,000	—	—	374,228,000
Foreign Government Securities	—	102,987,339	—	102,987,339
Municipal Bonds	—	7,102,676	—	7,102,676
Preferred Stocks
Financials	152,040	—	—	152,040
Short-Term Investments
Investment Companies	50,331,392	—	—	50,331,392
Supranational	—	132,743,469	—	132,743,469
U.S. Government Agency Securities	—	109,371,485	—	109,371,485
U.S. Treasury Obligations	—	2,757,751,206	—	2,757,751,206

Total Assets	$424,711,432	$4,804,370,859	$—	$5,229,082,291

Total Liabilities	$—	$—	$—	$—

Total	$424,711,432	$4,804,370,859	$—	$5,229,082,291

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,439,845
Aggregate gross unrealized depreciation	(322,909,468)

Net unrealized depreciation	$(315,469,623)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,544,551,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.6%)
Affirm Asset Securitization Trust,
Series 2022-A A
4.300%, 5/17/27§	$105,000	$104,336
Series 2023-A A
6.610%, 1/18/28§	105,000	105,660
Series 2023-B A
6.820%, 9/15/28§	270,000	274,065
Series 2023-X1 A
7.110%, 11/15/28§	116,202	116,756
Series 2024-A A
5.610%, 2/15/29§	150,000	149,814
American Credit Acceptance Receivables Trust,
Series 2021-3 C
0.980%, 11/15/27§	3,521	3,516
Series 2022-4 C
7.860%, 2/15/29§	70,000	70,666
Series 2023-3 C
6.440%, 10/12/29§	370,000	369,809
Series 2023-4 B
6.630%, 2/14/28§	215,000	217,637
AmeriCredit Automobile Receivables Trust,
Series 2021-2 B
0.690%, 1/19/27	190,000	185,155
Series 2021-3 C
1.410%, 8/18/27	425,000	394,117
Series 2022-1 B
2.770%, 4/19/27	680,000	655,262
Series 2022-2 A3
4.380%, 4/18/28	270,000	267,665
Series 2023-1 B
5.570%, 3/20/28	450,000	453,217
Aqua Finance Trust,
Series 2021-A A
1.540%, 7/17/46§	206,723	184,714
Auxilior Term Funding LLC,
Series 2023-1A A2
6.180%, 12/15/28§	145,000	145,739
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§	1,205,000	1,211,437
Series 2024-1A A
5.360%, 6/20/30§	260,000	261,397
BHG Securitization Trust,
Series 2022-C A
5.320%, 10/17/35§	40,190	39,998
Series 2024-1CON A
5.810%, 4/17/35§	170,000	170,196
Bridgecrest Lending Auto Securitization Trust,
Series 2023-1 A3
6.510%, 11/15/27	1,145,000	1,155,773
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3
0.500%, 10/20/25§	179,448	176,668
CarMax Auto Owner Trust,
Series 2021-4 A3
0.560%, 9/15/26	310,925	301,013
Series 2023-2 A3
5.050%, 1/18/28	550,000	547,616
Series 2023-3 A3
5.280%, 5/15/28	155,000	155,415
Carvana Auto Receivables Trust,
Series 2021-N4 C
1.720%, 9/11/28	53,160	50,280
Series 2021-P3 A3
0.700%, 11/10/26	368,693	358,399
Series 2023-N1 A
6.360%, 4/12/27§	245,177	245,734
Series 2023-P1 A3
5.980%, 12/10/27§	675,000	677,958
Chesapeake Funding II LLC,
Series 2023-1A A1
5.650%, 5/15/35§	359,475	359,499
Citizens Auto Receivables Trust,
Series 2024-1 A3
5.110%, 4/17/28§	150,000	149,851
Credit Acceptance Auto Loan Trust,
Series 2022-3A A
6.570%, 10/15/32§	735,000	740,612
Series 2023-1A A
6.480%, 3/15/33§	730,000	738,331
Series 2023-2A B
6.610%, 7/15/33§	435,000	434,466
Series 2023-3A C
7.620%, 12/15/33§	100,000	99,658
Series 2024-1A A
5.680%, 3/15/34§	345,000	346,358
Dell Equipment Finance Trust,
Series 2023-3 A3
5.930%, 4/23/29§	620,000	626,671
DLLMT LLC,
Series 2023-1A A3
5.340%, 3/22/27§	590,000	585,889
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2
0.560%, 12/11/34§	18,650	18,567
DT Auto Owner Trust,
Series 2021-4A C
1.500%, 9/15/27§	155,000	150,501
Series 2022-3A B
6.740%, 7/17/28§	565,000	566,609
Series 2023-2A B
5.410%, 2/15/29§	360,000	357,152
Enterprise Fleet Financing LLC,
Series 2021-2 A2
0.480%, 5/20/27§	161,529	159,116
Series 2022-3 A2
4.380%, 7/20/29§	100,602	99,538
Series 2023-2 A2
5.560%, 4/22/30§	384,838	385,236
Series 2024-1 A3
5.160%, 9/20/30§	150,000	149,778
Exeter Automobile Receivables Trust,
Series 2022-5A B
5.970%, 3/15/27	590,000	590,151
Series 2023-1A B
5.720%, 4/15/27	375,000	374,763
Series 2023-2A B
5.610%, 9/15/27	350,000	349,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	$34,861	$34,322
Series 2021-2 B
0.930%, 6/15/27§	63,191	62,706
Series 2022-4 A3
6.320%, 6/15/27§	420,000	422,272
Series 2023-2 C
5.810%, 5/15/29§	460,000	459,189
Ford Credit Auto Owner Trust,
Series 2021-1 A
1.370%, 10/17/33§	275,000	254,525
Foursight Capital Automobile Receivables Trust,
Series 2022-1 A3
1.830%, 12/15/26§	179,938	177,500
Series 2022-2 A3
4.590%, 6/15/27§	275,000	272,635
Frontier Issuer LLC,
Series 2023-1 A2
6.600%, 8/20/53§	605,000	611,030
GECU Auto Receivables Trust,
Series 2023-1A A3
5.630%, 8/15/28§	340,000	340,225
GLS Auto Receivables Issuer Trust,
Series 2021-4A B
1.530%, 4/15/26§	180,377	179,754
GM Financial Automobile Leasing Trust,
Series 2023-2 A3
5.050%, 7/20/26	255,000	254,094
GM Financial Revolving Receivables Trust,
Series 2021-1 A
1.170%, 6/12/34§	195,000	177,784
Series 2024-1 A
4.980%, 12/11/36§	465,000	467,959
Harley-Davidson Motorcycle Trust,
Series 2021-B A3
0.560%, 11/16/26	223,163	218,755
Hertz Vehicle Financing III LLC,
Series 2023-3A A
5.940%, 2/25/28§	630,000	639,634
Hilton Grand Vacations Trust,
Series 2022-2A C
5.570%, 1/25/37§	63,097	61,950
Huntington Auto Trust,
Series 2024-1A A3
5.230%, 1/16/29§	270,000	270,287
LAD Auto Receivables Trust,
Series 2023-4A B
6.390%, 10/16/28§	190,000	190,593
Series 2024-1A A4
5.170%, 9/15/28§	125,000	124,481
M&T Equipment 2023- LEAF1 Notes,
Series 2023-1A A3
5.740%, 7/15/30§	290,000	289,367
Marlette Funding Trust,
Series 2022-3A A
5.180%, 11/15/32§	17,404	17,376
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3
0.460%, 6/15/26	289,716	282,442
Merchants Fleet Funding LLC,
Series 2023-1A A
7.210%, 5/20/36§	640,000	641,657
Mission Lane Credit Card Master Trust,
Series 2023-A A
7.230%, 7/17/28§	190,000	190,198
MVW LLC,
Series 2024-1A A
5.320%, 2/20/43§	160,000	160,654
Navient Private Education Refi Loan Trust,
Series 2019-GA A
2.400%, 10/15/68§	60,956	56,886
Series 2021-EA A
0.970%, 12/16/69§	905,248	781,962
Navistar Financial Dealer Note Master Owner Trust II,
Series 2023-1 A
6.180%, 8/25/28§	225,000	226,799
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1
1.910%, 10/20/61§	695,000	609,618
NextGear Floorplan Master Owner Trust,
Series 2021-1A A
0.850%, 7/15/26§	1,215,000	1,197,781
OneMain Financial Issuance Trust,
Series 2022-S1 A
4.130%, 5/14/35§	990,000	969,913
Post Road Equipment Finance LLC,
Series 2024-1A A2
5.590%, 11/15/29§	105,000	104,816
Prestige Auto Receivables Trust,
Series 2021-1A C
1.530%, 2/15/28§	350,000	333,865
Series 2023-1A C
5.650%, 2/15/28§	350,000	348,641
Santander Drive Auto Receivables Trust,
Series 2022-3 B
4.130%, 8/16/27	420,000	415,146
Series 2022-4 B
4.420%, 11/15/27	450,000	444,728
Series 2023-1 C
5.090%, 5/15/30	115,000	113,158
Series 2023-3 C
5.770%, 11/15/30	155,000	155,077
Series 2023-4 B
5.770%, 12/15/28	325,000	327,137
Series 2023-5 B
6.160%, 12/17/29	495,000	500,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
SBNA Auto Lease Trust,
Series 2024-A A3
5.390%, 11/20/26§	$220,000	$219,931
SBNA Auto Receivables Trust,
Series 2024-A B
5.290%, 9/17/29§	150,000	149,986
SCF Equipment Leasing LLC,
Series 2022-1A A3
2.920%, 7/20/29§	231,307	227,279
Series 2023-1A A2
6.560%, 1/22/30§	335,000	337,818
SEB Funding LLC,
Series 2024-1A A2
7.386%, 4/30/54§	240,000	242,456
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	390,000	392,005
SMB Private Education Loan Trust,
Series 2021-D A1A
1.340%, 3/17/53§	203,126	182,595
SoFi Professional Loan Program Trust,
Series 2020-A A2FX
2.540%, 5/15/46§	58,289	54,655
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	110,000	104,967
Toyota Auto Receivables Owner Trust,
Series 2021-C A3
0.430%, 1/15/26	331,782	324,198
United Auto Credit Securitization Trust,
Series 2022-2 C
5.810%, 5/10/27§	255,000	254,368
VStrong Auto Receivables Trust,
Series 2024-A B
5.770%, 7/15/30§	48,000	48,137
Westlake Automobile Receivables Trust,
Series 2023-3A C
6.020%, 9/15/28§	615,000	614,679
Westlake Flooring Master Trust,
Series 2024-1A A
5.430%, 2/15/28§	100,000	100,149
Wheels Fleet Lease Funding LLC,
Series 2023-1A A
5.800%, 4/18/38§	720,000	720,549
World Omni Automobile Lease Securitization Trust,
Series 2023-A A3
5.070%, 9/15/26	345,000	343,989
World Omni Select Auto Trust,
Series 2021-A B
0.850%, 8/16/27	300,000	288,245
Ziply Fiber Issuer LLC,
Series 2024-1A A2
6.640%, 4/20/54§	420,000	420,273

Total Asset- Backed Securities		34,745,767

Collateralized Mortgage Obligation (0.0%)†
GNMA,
Series 2022-120 EI
5.500%, 2/20/47 IO	1,759,760	286,115

Total Collateralized Mortgage Obligation		286,115

Commercial Mortgage-Backed Securities (2.5%)
BANK,
Series 2020-BN27 A5
2.144%, 4/15/63	250,000	206,853
Series 2021-BN34 A5
2.438%, 6/15/63	660,000	537,287
Series 2021-BN37 A5
2.618%, 11/15/64(l)	755,000	633,090
BANK5,
Series 2023-5YR3 A3
6.724%, 9/15/56(l)	385,000	408,729
Series 2023-5YR4 A3
6.500%, 12/15/56	165,000	174,083
BBCMS Mortgage Trust,
Series 2020-BID A
7.580%, 10/15/37(l)§	215,000	213,925
Series 2021-C12 A5
2.689%, 11/15/54	755,000	643,014
Series 2024-5C25 A3
5.946%, 3/15/57	400,000	416,130
Benchmark Mortgage Trust,
Series 2021-B28 A5
2.224%, 8/15/54	780,000	644,278
Series 2023-V2 A3
5.812%, 5/15/55(l)	470,000	481,196
BPR Trust,
Series 2021-NRD A
6.851%, 12/15/38(l)§	420,000	408,303
Series 2022-OANA A
7.223%, 4/15/37(l)§	310,000	311,550
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D
4.840%, 5/10/58(l)§	1,300,000	1,131,890
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 D
4.419%, 2/10/48(l)§	2,050,000	1,844,280
CSMC LLC,
Series 2014-USA A1
3.304%, 9/15/37§	272,399	243,257
Series 2014-USA A2
3.953%, 9/15/37§	575,000	508,788
DC Commercial Mortgage Trust,
Series 2023-DC A
6.314%, 9/12/40§	295,000	302,113
DROP Mortgage Trust,
Series 2021-FILE A
6.589%, 10/15/43(l)§	420,000	403,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1
0.908%, 4/25/34 IO(l)	$5,149,145	$297,596
Series K738 A2
1.545%, 1/25/27	250,000	231,268
Series K-F107 AS
5.570%, 3/25/28(l)	751,981	748,022
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A
2.954%, 11/5/34§	305,000	225,188
Series 2013-PEMB A
3.549%, 3/5/33(l)§	140,000	108,616
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7
3.914%, 8/5/34§	95,548	90,000
Med Trust,
Series 2021-MDLN A
6.389%, 11/15/38(l)§	716,561	714,770
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24 D
3.257%, 5/15/48§	1,480,000	1,275,812
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4
2.041%, 7/15/53	275,000	230,215
Series 2021-L7 A5
2.574%, 10/15/54	775,000	651,061
SCOTT Trust,
Series 2023-SFS A
5.910%, 3/15/40§	480,000	482,504
SPGN Mortgage Trust,
Series 2022-TFLM A
6.875%, 2/15/39(l)§	760,000	747,021
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4
2.118%, 8/15/53	355,000	299,762
Series 2020-C58 A4
2.092%, 7/15/53	100,000	82,940
Series 2021-C60 A4
2.342%, 8/15/54	1,540,000	1,286,452
Series 2021-C61 A4
2.658%, 11/15/54	1,100,000	928,968
Series 2022-C62 A4
4.000%, 4/15/55(l)	715,000	661,712

Total Commercial Mortgage-Backed Securities		18,574,154

Corporate Bonds (26.8%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.5%)
Altice France SA
8.125%, 2/1/27§	200,000	153,000
Bell Canada (The)
5.550%, 2/15/54	385,000	382,291
CCO Holdings LLC
5.500%, 5/1/26§	144,000	141,840
6.375%, 9/1/29§	409,000	387,528
4.750%, 3/1/30§	112,000	96,015
4.750%, 2/1/32§	228,000	185,535
4.500%, 5/1/32	496,000	396,329
4.500%, 6/1/33§	504,000	393,019
Level 3 Financing, Inc.
4.250%, 7/1/28§	267,000	119,984
Lumen Technologies, Inc.
5.125%, 12/15/26§	348,000	238,380
Verizon Communications, Inc.
5.500%, 2/23/54	400,000	404,481
Windstream Escrow LLC
7.750%, 8/15/28§	295,000	272,138
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	462,000	378,840
6.125%, 3/1/28§	348,000	242,991

		3,792,371

Entertainment (0.1%)
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	214,000	212,663
6.500%, 5/15/27§	230,000	232,012
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	360,000	358,829

		803,504

Media (0.8%)
CSC Holdings LLC
11.750%, 1/31/29§	496,000	496,620
5.750%, 1/15/30§	458,000	241,595
Fox Corp.
6.500%, 10/13/33	1,015,000	1,073,689
Gray Television, Inc.
4.750%, 10/15/30§	286,000	187,688
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	373,000	348,755
Nexstar Media, Inc.
5.625%, 7/15/27§	515,000	491,825
Outfront Media Capital LLC
5.000%, 8/15/27§	407,000	391,737
Sinclair Television Group, Inc.
5.500%, 3/1/30§	255,000	182,963
Sirius XM Radio, Inc.
3.125%, 9/1/26§	372,000	347,522
3.875%, 9/1/31§	498,000	413,963
Stagwell Global LLC
5.625%, 8/15/29§	446,000	402,515
TEGNA, Inc.
4.750%, 3/15/26§	271,000	264,900
5.000%, 9/15/29	177,000	158,167
Univision Communications, Inc.
7.375%, 6/30/30§	253,000	249,838
VZ Secured Financing BV
5.000%, 1/15/32§	530,000	455,137
Ziggo Bond Co. BV
6.000%, 1/15/27§	348,000	340,170

		6,047,084

Total Communication Services		10,642,959

Consumer Discretionary (2.8%)
Automobile Components (0.2%)
Aptiv plc
3.100%, 12/1/51	260,000	162,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Clarios Global LP
6.750%, 5/15/28§	$339,000	$342,597
Denso Corp.
1.239%, 9/16/26§	565,000	512,078
Magna International, Inc.
5.050%, 3/14/29	315,000	314,997

		1,331,920

Automobiles (0.5%)
BMW US Capital LLC
4.900%, 4/2/29§	640,000	639,286
Hyundai Capital America
5.950%, 9/21/26§	440,000	445,155
Kia Corp.
1.000%, 4/16/24§	200,000	199,740
Mercedes-Benz Finance North America LLC
5.100%, 8/3/28§	180,000	180,168
5.000%, 1/11/34§	300,000	297,392
Nissan Motor Acceptance Co. LLC
7.050%, 9/15/28§	280,000	292,577
Volkswagen Group of America Finance LLC
5.250%, 3/22/29§	1,010,000	1,012,310
6.450%, 11/16/30§	710,000	751,613

		3,818,241

Broadline Retail (0.1%)
Getty Images, Inc.
9.750%, 3/1/27§	780,000	778,050
K2016470219 South Africa Ltd.
3.000%, 12/1/26(h)(r)§	245,575	—

		778,050

Distributors (0.2%)
LKQ Corp.
5.750%, 6/15/28	360,000	366,395
Ritchie Bros Holdings, Inc.
6.750%, 3/15/28§	186,000	189,255
7.750%, 3/15/31§	196,000	205,428
Verde Purchaser LLC
10.500%, 11/30/30§	217,000	227,850
Windsor Holdings III LLC
8.500%, 6/15/30§	480,000	503,520

		1,492,448

Diversified Consumer Services (0.0%)†
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	200,168
Wand NewCo 3, Inc.
7.625%, 1/30/32§	220,000	227,700

		427,868

Hotels, Restaurants & Leisure (1.1%)
1011778 BC ULC
5.750%, 4/15/25§	220,000	219,450
3.875%, 1/15/28§	136,000	127,840
Caesars Entertainment, Inc.
4.625%, 10/15/29§	207,000	187,852
7.000%, 2/15/30§	259,000	265,206
Carnival Corp.
6.000%, 5/1/29§	437,000	429,374
7.000%, 8/15/29§	109,000	113,450
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	182,000	198,607
CEC Entertainment LLC
6.750%, 5/1/26§	224,000	222,040
Churchill Downs, Inc.
5.500%, 4/1/27§	246,000	240,465
5.750%, 4/1/30§	431,000	415,575
Dave & Buster’s, Inc.
7.625%, 11/1/25§	414,000	417,105
Expedia Group, Inc.
6.250%, 5/1/25§	290,000	291,319
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	233,000	232,418
3.625%, 2/15/32§	179,000	153,492
Hyatt Hotels Corp.
5.750%, 1/30/27	375,000	381,020
Life Time, Inc.
5.750%, 1/15/26§	396,000	392,040
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	344,000	322,070
Marriott International, Inc.
5.300%, 5/15/34	240,000	237,418
NCL Corp. Ltd.
8.375%, 2/1/28§	240,000	252,898
Ontario Gaming GTA LP
8.000%, 8/1/30§	386,000	397,580
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	340,000	335,172
7.250%, 1/15/30§	308,000	319,652
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	256,987
Six Flags Entertainment Corp.
7.250%, 5/15/31§	278,000	282,170
Starbucks Corp.
5.000%, 2/15/34	365,000	362,168
Station Casinos LLC
4.500%, 2/15/28§	338,000	317,720
4.625%, 12/1/31§	180,000	161,100
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	262,000	242,677
Yum! Brands, Inc.
5.375%, 4/1/32	256,000	248,000

		8,022,865

Household Durables (0.1%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	320,000	316,125
M.D.C. Holdings, Inc.
3.966%, 8/6/61	485,000	379,784
Newell Brands, Inc.
6.625%, 9/15/29	204,000	199,512
Whirlpool Corp.
5.750%, 3/1/34	260,000	261,144

		1,156,565

Leisure Products (0.1%)
Brunswick Corp.
0.850%, 8/18/24	780,000	765,259
5.850%, 3/18/29	170,000	171,406

		936,665

Specialty Retail (0.4%)
AutoNation, Inc.
3.500%, 11/15/24	170,000	167,601
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	365,000	262,343
eG Global Finance plc
12.000%, 11/30/28§	200,000	212,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LBM Acquisition LLC
6.250%, 1/15/29§	$274,000	$256,190
LCM Investments Holdings II LLC
4.875%, 5/1/29§	250,000	229,688
O’Reilly Automotive, Inc.
5.750%, 11/20/26	325,000	330,086
Sonic Automotive, Inc.
4.875%, 11/15/31§	237,000	206,486
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	450,000	445,171
SRS Distribution, Inc.
6.000%, 12/1/29§	312,000	317,070
White Cap Buyer LLC
6.875%, 10/15/28§	337,000	329,599

		2,756,484

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.
4.125%, 8/15/31§	296,000	255,577
Hanesbrands, Inc.
9.000%, 2/15/31§	295,000	302,157

		557,734

Total Consumer Discretionary		21,278,840

Consumer Staples (1.3%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
5.000%, 6/15/34	660,000	662,619
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	502,683
Keurig Dr Pepper, Inc.
5.300%, 3/15/34	1,070,000	1,074,022
Primo Water Holdings, Inc.
4.375%, 4/30/29§	273,000	251,144

		2,490,468

Consumer Staples Distribution & Retail (0.1%)
Performance Food Group, Inc.
6.875%, 5/1/25§	231,000	230,769
United Natural Foods, Inc.
6.750%, 10/15/28§	300,000	248,625
US Foods, Inc.
4.625%, 6/1/30§	297,000	275,096
7.250%, 1/15/32§	177,000	183,859

		938,349

Food Products (0.4%)
Cargill, Inc.
4.500%, 6/24/26§	285,000	282,604
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	105,000	108,137
JBS USA LUX SA
7.250%, 11/15/53§	410,000	438,857
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	236,082
Nestle Capital Corp.
5.100%, 3/12/54§	375,000	371,502
Post Holdings, Inc.
5.625%, 1/15/28§	162,000	158,760
4.625%, 4/15/30§	137,000	125,355
4.500%, 9/15/31§	361,000	322,192
Sigma Holdco BV
7.875%, 5/15/26§	219,000	209,692
Simmons Foods, Inc.
4.625%, 3/1/29§	346,000	304,480
Tyson Foods, Inc.
5.700%, 3/15/34	335,000	339,256

		2,896,917

Household Products (0.1%)
Central Garden & Pet Co.
4.125%, 10/15/30	76,000	68,198
Energizer Holdings, Inc.
4.750%, 6/15/28§	327,000	302,269
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	273,000	270,952

		641,419

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
5.000%, 2/14/34	660,000	654,388
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	189,000	188,055
Prestige Brands, Inc.
3.750%, 4/1/31§	410,000	356,700

		1,199,143

Tobacco (0.3%)
BAT Capital Corp.
6.000%, 2/20/34	480,000	485,240
7.081%, 8/2/53	385,000	414,987
Philip Morris International, Inc.
5.250%, 2/13/34	1,080,000	1,068,693

		1,968,920

Total Consumer Staples		10,135,216

Energy (2.6%)
Energy Equipment & Services (0.1%)
Transocean, Inc.
8.750%, 2/15/30§	211,500	219,695

Oil, Gas & Consumable Fuels (2.5%)
Aethon United BR LP
8.250%, 2/15/26§	270,000	272,700
Antero Resources Corp.
7.625%, 2/1/29§	155,000	158,681
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	236,000	235,507
Baytex Energy Corp.
8.500%, 4/30/30(x)§	3,300,000	3,436,125
Blue Racer Midstream LLC
7.625%, 12/15/25§	259,000	260,619
6.625%, 7/15/26§	255,000	254,044
Crescent Energy Finance LLC
7.250%, 5/1/26§	376,000	383,050
7.625%, 4/1/32§	260,000	261,924
CrownRock LP
5.625%, 10/15/25§	243,000	241,785
Delek Logistics Partners LP
8.625%, 3/15/29§	330,000	336,999
Devon Energy Corp.
7.875%, 9/30/31	580,000	666,390
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	249,000	250,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Energy Transfer LP
7.500%, 7/1/38	$170,000	$194,880
Genesis Energy LP
8.000%, 1/15/27	133,000	133,831
7.750%, 2/1/28	572,000	574,145
Kinder Morgan, Inc.
4.800%, 2/1/33	214,000	203,942
Kinetik Holdings LP
5.875%, 6/15/30§	583,000	568,134
NGL Energy Operating LLC
8.375%, 2/15/32§	275,000	281,188
NuStar Logistics LP
5.750%, 10/1/25	213,000	211,935
6.000%, 6/1/26	165,000	163,762
Permian Resources Operating LLC
5.875%, 7/1/29§	194,000	190,605
Petroleos Mexicanos
5.350%, 2/12/28	8,740,000	7,708,767
Phillips 66 Co.
5.650%, 6/15/54	755,000	768,213
Pioneer Natural Resources Co.
5.100%, 3/29/26	480,000	479,235
Summit Midstream Holdings LLC
9.000%, 10/15/26(e)(k)§	476,000	480,779
Sunoco LP
4.500%, 4/30/30	354,000	324,158

		19,042,295

Total Energy		19,261,990

Financials (9.1%)
Banks (2.9%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27(k)§	400,000	406,377
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26(k)§	495,000	507,878
(SOFR + 1.91%), 5.871%, 3/28/35(k)§	200,000	200,530
ANZ New Zealand Int’l Ltd.
5.355%, 8/14/28§	285,000	287,189
ASB Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32(k)§	285,000	279,660
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	730,000	713,619
(SOFR + 1.65%), 5.468%, 1/23/35(k)	680,000	685,435
Bank of America NA
5.526%, 8/18/26	760,000	767,425
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	365,000	367,645
(SOFR + 1.62%), 5.601%, 3/20/30(k)§	755,000	754,056
Bank of New Zealand
2.285%, 1/27/27§	605,000	559,019
BNP Paribas SA
(SOFR + 1.52%), 5.176%, 1/9/30(k)§	605,000	604,248
(SOFR + 1.88%), 5.738%, 2/20/35(k)§	460,000	462,744
Citibank NA
5.488%, 12/4/26	715,000	722,278
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	415,000	386,010
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30(k)	370,000	365,069
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§	430,000	445,496
5.365%, 3/11/34§	570,000	571,459
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25(k)§	1,150,000	1,124,186
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30(k)§	625,000	629,491
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26(k)§	350,000	328,271
Federation des Caisses Desjardins du Quebec
5.700%, 3/14/28§	295,000	299,003
HSBC Holdings plc
(SOFR + 1.57%), 5.887%, 8/14/27(k)	445,000	449,149
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29(k)	295,000	301,302
Huntington National Bank (The)
5.650%, 1/10/30	295,000	296,537
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	460,000	490,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
KeyBank NA
5.850%, 11/15/27	$370,000	$364,065
Morgan Stanley Bank NA
5.882%, 10/30/26	710,000	723,292
National Bank of Canada
0.750%, 8/6/24	1,580,000	1,552,900
5.600%, 12/18/28	255,000	259,075
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)	1,060,000	1,073,151
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.174%, 1/9/30(k)	335,000	337,852
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	415,000	411,889
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.018%, 2/8/30(k)§	340,000	359,560
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§	415,000	415,299
Swedbank AB
6.136%, 9/12/26§	380,000	385,483
5.407%, 3/14/29§	635,000	634,979
Toronto-Dominion Bank (The)
4.994%, 4/5/29	1,065,000	1,065,307
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29(k)	435,000	463,672
(SOFR + 1.85%), 5.122%, 1/26/34(k)	340,000	326,273
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	333,209

		21,710,502

Capital Markets (2.1%)
Ares Capital Corp.
4.250%, 3/1/25	695,000	683,517
7.000%, 1/15/27	310,000	318,614
5.875%, 3/1/29	310,000	308,872
Ares Finance Co. IV LLC
3.650%, 2/1/52§	155,000	108,641
Aretec Group, Inc.
7.500%, 4/1/29§	134,000	127,468
10.000%, 8/15/30§	131,000	142,790
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	450,000	412,462
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27(k)	600,000	596,592
(SOFR + 1.09%), 4.975%, 3/14/30(k)	195,000	195,199
Blackstone Private Credit Fund
2.625%, 12/15/26	330,000	300,688
Blackstone Secured Lending Fund
2.850%, 9/30/28	385,000	338,173
Blue Owl Capital Corp.
3.750%, 7/22/25	260,000	252,233
5.950%, 3/15/29	360,000	357,425
Blue Owl Capital Corp. II
8.450%, 11/15/26§	230,000	235,933
Blue Owl Credit Income Corp.
7.950%, 6/13/28§	440,000	455,100
Blue Owl Technology Finance Corp.
4.750%, 12/15/25§	375,000	359,388
Blue Owl Technology Finance Corp. II
6.750%, 4/4/29§	610,000	602,706
Cantor Fitzgerald LP
7.200%, 12/12/28§	275,000	284,642
Credit Suisse AG
5.000%, 7/9/27	425,000	420,638
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	385,000	395,971
(SOFR + 1.59%), 5.706%, 2/8/28(k)	220,000	219,730
FS KKR Capital Corp.
3.125%, 10/12/28	180,000	156,871
7.875%, 1/15/29	275,000	286,904
Goldman Sachs BDC, Inc.
6.375%, 3/11/27	290,000	291,929
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26(k)	1,535,000	1,540,484
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,500,000	3,212,862
6.000%, 7/15/29	225,000	220,781
Hercules Capital, Inc.
3.375%, 1/20/27	495,000	454,128
Jefferies Financial Group, Inc.
5.875%, 7/21/28	295,000	300,398
Main Street Capital Corp.
3.000%, 7/14/26	320,000	297,654
New Mountain Finance Corp.
6.875%, 2/1/29	150,000	148,595
Sixth Street Lending Partners
6.500%, 3/11/29§	350,000	349,938
Sixth Street Specialty Lending, Inc.
6.125%, 3/1/29	260,000	258,099
State Street Corp.
4.993%, 3/18/27	935,000	935,402
TPG Operating Group II LP
5.875%, 3/5/34	460,000	466,679

		16,037,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (1.1%)
Ally Financial, Inc.
(SOFR + 2.82%), 6.848%, 1/3/30(k)	$410,000	$421,599
American Honda Finance Corp.
5.650%, 11/15/28	370,000	381,100
4.900%, 3/13/29	765,000	763,422
5.850%, 10/4/30	130,000	136,116
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	385,757
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	168,000	174,764
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27(k)	505,000	526,001
(SOFR + 2.64%), 6.312%, 6/8/29(k)	35,000	35,975
Caterpillar Financial Services Corp.
4.850%, 2/27/29	505,000	508,054
Ford Motor Credit Co. LLC
2.300%, 2/10/25	268,000	258,620
6.798%, 11/7/28	475,000	495,591
General Motors Financial Co., Inc.
6.050%, 10/10/25	435,000	437,903
6.100%, 1/7/34	560,000	576,043
GGAM Finance Ltd.
8.000%, 2/15/27§	242,000	249,260
8.000%, 6/15/28§	320,000	333,200
Harley-Davidson Financial Services, Inc.
6.500%, 3/10/28§	495,000	506,829
Hyundai Capital Services, Inc.
2.125%, 4/24/25§	270,000	260,002
John Deere Capital Corp.
4.900%, 3/7/31	750,000	749,735
Macquarie Airfinance Holdings Ltd.
6.400%, 3/26/29§	195,000	198,056
Synchrony Financial
4.875%, 6/13/25	320,000	314,831
Toyota Motor Credit Corp.
4.650%, 1/5/29	405,000	402,006

		8,114,864

Financial Services (1.4%)
Antares Holdings LP
3.750%, 7/15/27§	625,000	568,751
Armor Holdco, Inc.
8.500%, 11/15/29§	222,000	208,680
Fiserv, Inc.
5.350%, 3/15/31	275,000	277,957
Freedom Mortgage Corp.
6.625%, 1/15/27(x)§	1,850,000	1,787,563
12.000%, 10/1/28§	228,000	247,838
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	186,000	189,953
Global Payments, Inc.
1.500%, 11/15/24	450,000	438,567
JPMorgan Chase Bank NA
5.110%, 12/8/26	1,485,000	1,488,263
Lseg US Fin Corp.
5.297%, 3/28/34§	365,000	367,219
LSEGA Financing plc
0.650%, 4/6/24§	865,000	864,207
National Rural Utilities Cooperative Finance Corp.
5.600%, 11/13/26	570,000	578,252
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§	425,000	435,871
NCR Atleos Corp.
9.500%, 4/1/29§	303,000	323,074
ORIX Corp.
3.250%, 12/4/24	230,000	226,360
PHH Mortgage Corp.
7.875%, 3/15/26§	185,000	178,062
Prologis Targeted US Logistics Fund LP
5.250%, 4/1/29§	270,000	269,342
Radian Group, Inc.
6.200%, 5/15/29	405,000	410,681
Rocket Mortgage LLC
2.875%, 10/15/26§	189,000	174,124
Shift4 Payments LLC
4.625%, 11/1/26§	406,000	391,331
Synchrony Bank
5.400%, 8/22/25	465,000	461,077
Verscend Escrow Corp.
9.750%, 8/15/26§	677,000	677,359
Western Union Co. (The)
1.350%, 3/15/26	175,000	161,840

		10,726,371

Insurance (1.6%)
Acrisure LLC
8.250%, 2/1/29§	224,000	224,511
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	252,000	247,590
AmWINS Group, Inc.
6.375%, 2/15/29§	260,000	260,650
Arthur J Gallagher & Co.
3.050%, 3/9/52	525,000	333,479
Athene Holding Ltd.
6.250%, 4/1/54	550,000	555,013
Brighthouse Financial Global Funding
1.750%, 1/13/25§	85,000	82,108
BroadStreet Partners, Inc.
5.875%, 4/15/29§	324,000	298,890
CNA Financial Corp.
5.125%, 2/15/34	70,000	67,964
CNO Global Funding
2.650%, 1/6/29§	775,000	673,725
F&G Global Funding
5.150%, 7/7/25§	485,000	477,651
Fairfax Financial Holdings Ltd.
6.350%, 3/22/54§	735,000	752,362
GA Global Funding Trust
2.250%, 1/6/27§	775,000	708,910
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	150,696
GTCR AP Finance, Inc.
8.000%, 5/15/27§	160,000	160,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Hill City Funding Trust
4.046%, 8/15/41§	$350,000	$254,768
HUB International Ltd.
7.375%, 1/31/32§	320,000	321,600
Jackson National Life Global Funding
1.750%, 1/12/25§	450,000	436,471
Lincoln National Corp.
5.852%, 3/15/34	405,000	399,704
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	255,329
Met Tower Global Funding
0.700%, 4/5/24§	860,000	859,497
New York Life Global Funding
5.000%, 1/9/34§	365,000	360,287
Northwestern Mutual Global Funding
4.900%, 6/12/28§	775,000	768,460
Old Republic International Corp.
5.750%, 3/28/34	410,000	411,451
Panther Escrow Issuer LLC
7.125%, 6/1/31§	165,000	167,063
Principal Life Global Funding II
0.750%, 4/12/24§	550,000	549,175
Protective Life Global Funding
0.781%, 7/5/24§	630,000	622,189
RGA Global Funding
2.700%, 1/18/29§	520,000	462,999
SiriusPoint Ltd.
7.000%, 4/5/29	415,000	414,312
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	251,910
Willis North America, Inc.
5.900%, 3/5/54	455,000	460,573

		11,989,337

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT)
7.250%, 4/1/29§	145,000	146,095

Total Financials		68,724,675

Health Care (1.5%)
Biotechnology (0.1%)
AbbVie, Inc.
5.400%, 3/15/54	385,000	395,211
Grifols SA
4.750%, 10/15/28§	210,000	173,775

		568,986

Health Care Equipment & Supplies (0.2%)
GE HealthCare Technologies, Inc.
5.550%, 11/15/24	620,000	618,964
Medline Borrower LP
3.875%, 4/1/29§	290,000	263,175
5.250%, 10/1/29§	378,000	357,210
Neogen Food Safety Corp.
8.625%, 7/20/30§	361,000	387,043
Varex Imaging Corp.
7.875%, 10/15/27§	198,000	199,732

		1,826,124

Health Care Providers & Services (0.7%)
AdaptHealth LLC
6.125%, 8/1/28§	229,000	214,974
5.125%, 3/1/30§	250,000	217,990
Cigna Group (The)
5.600%, 2/15/54	390,000	389,856
HCA, Inc.
5.450%, 4/1/31	354,000	356,533
HealthEquity, Inc.
4.500%, 10/1/29§	557,000	513,120
Heartland Dental LLC
10.500%, 4/30/28§	389,000	412,340
Humana, Inc.
5.750%, 12/1/28	385,000	394,608
5.750%, 4/15/54	465,000	466,129
McKesson Corp.
1.300%, 8/15/26	245,000	224,102
Star Parent, Inc.
9.000%, 10/1/30§	258,000	272,384
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	321,000	323,408
Tenet Healthcare Corp.
6.250%, 2/1/27	320,000	319,910
UnitedHealth Group, Inc.
5.375%, 4/15/54	765,000	776,677
US Acute Care Solutions LLC
6.375%, 3/1/26§	359,000	344,977

		5,227,008

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	195,188
5.700%, 5/15/28	750,000	761,297
6.250%, 2/1/29	137,000	142,103

		1,098,588

Life Sciences Tools & Services (0.0%)†
Fortrea Holdings, Inc.
7.500%, 7/1/30§	165,000	170,033

Pharmaceuticals (0.4%)
Bausch Health Cos., Inc.
5.500%, 11/1/25§	340,000	320,025
11.000%, 9/30/28§	206,000	137,505
Bayer US Finance LLC
6.500%, 11/21/33§	720,000	731,191
Bristol-Myers Squibb Co.
5.100%, 2/22/31	145,000	146,710
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	384,000	377,280
3.500%, 4/1/30§	295,000	280,843
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	405,000	386,856
Roche Holdings, Inc.
5.218%, 3/8/54§	385,000	388,814

		2,769,224

Total Health Care		11,659,963

Industrials (2.2%)
Aerospace & Defense (0.1%)
L3Harris Technologies, Inc.
5.350%, 6/1/34	385,000	385,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Rolls-Royce plc
5.750%, 10/15/27§	$200,000	$199,630

		584,654

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	158,000	158,395
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§	285,000	306,375
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	241,000	247,025
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	220,000	205,700
EMRLD Borrower LP
6.625%, 12/15/30§	439,000	442,293
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	232,000	222,720
Standard Industries, Inc.
4.375%, 7/15/30§	278,000	248,810

		1,831,318

Commercial Services & Supplies (0.6%)
ACCO Brands Corp.
4.250%, 3/15/29§	180,000	161,550
ADT Security Corp. (The)
4.875%, 7/15/32§	280,000	254,100
Allied Universal Holdco LLC
6.625%, 7/15/26§	211,000	210,473
9.750%, 7/15/27§	474,000	473,668
6.000%, 6/1/29§	48,000	41,340
Aramark Services, Inc.
5.000%, 4/1/25§	360,000	356,850
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	107,311
6.319%, 12/4/28§	625,000	644,368
Garda World Security Corp.
9.500%, 11/1/27§	560,000	561,400
6.000%, 6/1/29§	405,000	360,450
Madison IAQ LLC
5.875%, 6/30/29§	125,000	114,375
Matthews International Corp.
5.250%, 12/1/25§	789,000	771,248
Neptune Bidco US, Inc.
9.290%, 4/15/29§	333,000	314,269
OPENLANE, Inc.
5.125%, 6/1/25§	118,000	116,082
Williams Scotsman, Inc.
7.375%, 10/1/31§	328,000	340,808

		4,828,292

Construction & Engineering (0.1%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	65,000	70,368
CIMIC Finance USA Pty. Ltd.
7.000%, 3/25/34§	52,000	53,292
Dycom Industries, Inc.
4.500%, 4/15/29§	270,000	252,525
Pike Corp.
5.500%, 9/1/28§	322,000	307,510
8.625%, 1/31/31§	196,000	208,250
Weekley Homes LLC
4.875%, 9/15/28§	196,000	181,300

		1,073,245

Electrical Equipment (0.0%)†
EnerSys
6.625%, 1/15/32§	198,000	198,990

Ground Transportation (0.3%)
EquipmentShare.com, Inc.
9.000%, 5/15/28§	246,000	252,150
NESCO Holdings II, Inc.
5.500%, 4/15/29§	453,000	427,519
Penske Truck Leasing Co. LP
5.350%, 1/12/27§	145,000	145,112
RXO, Inc.
7.500%, 11/15/27§	234,000	240,117
Ryder System, Inc.
3.350%, 9/1/25	160,000	155,418
5.375%, 3/15/29	295,000	297,455
Watco Cos. LLC
6.500%, 6/15/27§	538,000	529,930
XPO, Inc.
7.125%, 6/1/31§	272,000	278,800
7.125%, 2/1/32§	76,000	78,090

		2,404,591

Industrial Conglomerates (0.1%)
Honeywell International, Inc.
5.250%, 3/1/54	380,000	383,678

Machinery (0.2%)
ATS Corp.
4.125%, 12/15/28§	324,000	296,739
Chart Industries, Inc.
7.500%, 1/1/30§	373,000	387,454
CNH Industrial Capital LLC
3.950%, 5/23/25	400,000	392,919
Hillenbrand, Inc.
6.250%, 2/15/29	290,000	292,175
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	120,000	124,082

		1,493,369

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	315,000	289,660
Equifax, Inc.
5.100%, 6/1/28	305,000	305,498
Science Applications International Corp.
4.875%, 4/1/28§	261,000	248,276
VT Topco, Inc.
8.500%, 8/15/30§	223,000	234,707

		1,078,141

Trading Companies & Distributors (0.4%)
Air Lease Corp.
5.100%, 3/1/29	375,000	372,475
Aircastle Ltd.
2.850%, 1/26/28§	450,000	403,308
6.500%, 7/18/28§	190,000	193,380
5.950%, 2/15/29§	180,000	179,340
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	210,000	212,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GATX Corp.
5.400%, 3/15/27	$200,000	$201,000
United Rentals North America, Inc.
6.000%, 12/15/29§	300,000	302,250
6.125%, 3/15/34§	252,000	252,371
WESCO Distribution, Inc.
7.250%, 6/15/28§	404,000	412,585
6.625%, 3/15/32§	216,000	219,560

		2,748,894

Total Industrials		16,625,172

Information Technology (1.9%)
Communications Equipment (0.1%)
CommScope Technologies LLC
6.000%, 6/15/25§	267,000	230,287
CommScope, Inc.
6.000%, 3/1/26§	406,000	373,037
8.250%, 3/1/27§	287,000	132,020
4.750%, 9/1/29§	436,000	311,740

		1,047,084

Electronic Equipment, Instruments & Components (0.2%)
CDW LLC
3.276%, 12/1/28	490,000	446,243
Flex Ltd.
6.000%, 1/15/28	370,000	376,359
Likewize Corp.
9.750%, 10/15/25§	249,000	252,237

		1,074,839

IT Services (0.3%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	315,000	286,735
DXC Technology Co.
2.375%, 9/15/28	790,000	686,543
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	364,500
Northwest Fiber LLC
6.000%, 2/15/28§	141,000	145,054
Presidio Holdings, Inc.
8.250%, 2/1/28§	254,000	253,048
Unisys Corp.
6.875%, 11/1/27§	410,000	364,387

		2,100,267

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.
4.000%, 4/15/29§	375,000	357,282
Microchip Technology, Inc.
5.050%, 3/15/29	370,000	369,865
Micron Technology, Inc.
6.750%, 11/1/29	415,000	444,954
Qorvo, Inc.
1.750%, 12/15/24	165,000	160,149
Texas Instruments, Inc.
5.150%, 2/8/54	385,000	384,041

		1,716,291

Software (1.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	373,000	366,006
Alteryx, Inc.
8.750%, 3/15/28§	296,000	303,770
AthenaHealth Group, Inc.
6.500%, 2/15/30§	520,000	474,500
Boxer Parent Co., Inc.
7.125%, 10/2/25§	300,000	300,000
Camelot Finance SA
4.500%, 11/1/26§	334,000	320,640
Capstone Borrower, Inc.
8.000%, 6/15/30§	188,000	194,328
Central Parent LLC
8.000%, 6/15/29§	185,000	191,013
Central Parent, Inc.
7.250%, 6/15/29§	218,000	221,815
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	562,000	519,850
Cloud Software Group, Inc.
6.500%, 3/31/29§	194,000	183,572
9.000%, 9/30/29§	499,000	477,325
Gen Digital, Inc.
5.000%, 4/15/25§	462,000	458,535
7.125%, 9/30/30§	267,000	274,343
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	298,509
McAfee Corp.
7.375%, 2/15/30§	370,000	339,938
NCR Voyix Corp.
5.000%, 10/1/28§	342,000	317,848
5.125%, 4/15/29§	501,000	464,051
Open Text Corp.
6.900%, 12/1/27§	198,000	203,920
Open Text Holdings, Inc.
4.125%, 12/1/31§	526,000	461,407
Oracle Corp.
3.850%, 7/15/36	170,000	145,308
Rocket Software, Inc.
6.500%, 2/15/29§	425,000	361,781
SS&C Technologies, Inc.
5.500%, 9/30/27§	490,000	478,524
UKG, Inc.
6.875%, 2/1/31§	124,000	125,860
ZoomInfo Technologies LLC
3.875%, 2/1/29§	783,000	702,743

		8,185,586

Total Information Technology		14,124,067

Materials (1.9%)
Chemicals (0.8%)
Avient Corp.
7.125%, 8/1/30§	283,000	289,945
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	288,750
HB Fuller Co.
4.250%, 10/15/28	177,000	164,168
Illuminate Buyer LLC
9.000%, 7/1/28§	782,000	772,225
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	200,000	188,750
9.625%, 3/15/29§	200,000	215,000
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	244,000	217,160
LYB International Finance III LLC
5.500%, 3/1/34	1,060,000	1,061,582
Minerals Technologies, Inc.
5.000%, 7/1/28§	609,000	576,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
NOVA Chemicals Corp.
8.500%, 11/15/28§	$225,000	$239,346
Nufarm Australia Ltd.
5.000%, 1/27/30§	428,000	389,480
Olin Corp.
5.625%, 8/1/29	198,000	195,487
Olympus Water US Holding Corp.
4.250%, 10/1/28§	402,000	363,308
6.250%, 10/1/29§	400,000	365,000
WR Grace Holdings LLC
5.625%, 8/15/29§	565,000	504,262

		5,830,729

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	280,000	274,958
ARD Finance SA
6.500%, 6/30/27 PIK§	634,000	207,635
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	168,788
Ardagh Packaging Finance plc
4.125%, 8/15/26§	200,000	181,500
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	440,000	431,200
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	345,000	326,025
LABL, Inc.
6.750%, 7/15/26§	298,000	292,785
10.500%, 7/15/27§	522,000	516,127
5.875%, 11/1/28§	189,000	173,644
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	302,000	306,856
9.250%, 4/15/27§	742,000	733,949
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	276,000	274,965
7.250%, 5/15/31§	211,000	214,956
Sealed Air Corp.
6.125%, 2/1/28§	150,000	150,450
Smurfit Kappa Treasury ULC
5.777%, 4/3/54§	735,000	740,308
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	450,000	441,563

		5,435,709

Metals & Mining (0.4%)
Corp. Nacional del Cobre de Chile
6.440%, 1/26/36§	670,000	691,897
6.300%, 9/8/53§	930,000	923,897
Glencore Funding LLC
5.893%, 4/4/54§	480,000	485,455
Kaiser Aluminum Corp.
4.500%, 6/1/31§	313,000	276,223
Newmont Corp.
5.350%, 3/15/34§	500,000	504,064
Northern Star Resources Ltd.
6.125%, 4/11/33§	300,000	301,123

		3,182,659

Total Materials		14,449,097

Real Estate (0.5%)
Diversified REITs (0.0%)†
VICI Properties LP (REIT)
4.625%, 6/15/25§	232,000	227,680

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	283,000	277,340
4.875%, 5/15/29§	360,000	334,800
XHR LP (REIT)
6.375%, 8/15/25§	291,000	291,000

		903,140

Office REITs (0.1%)
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	425,000	391,000
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	65,000	50,839

		441,839

Real Estate Management & Development (0.2%)
CBRE Services, Inc.
5.500%, 4/1/29	160,000	160,980
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	344,000	339,700
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	334,000	346,107
Howard Hughes Corp. (The)
4.375%, 2/1/31§	355,000	307,075

		1,153,862

Retail REITs (0.1%)
Realty Income Corp. (REIT)
5.125%, 2/15/34	390,000	380,945

Specialized REITs (0.0%)†
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	354,000	337,628

Total Real Estate		3,445,094

Utilities (1.6%)
Electric Utilities (1.0%)
AEP Transmission Co. LLC
Series N
2.750%, 8/15/51	150,000	94,031
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62(k)	395,000	354,697
Appalachian Power Co.
5.650%, 4/1/34	355,000	358,605
Duke Energy Ohio, Inc.
5.550%, 3/15/54	500,000	499,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Edison International
4.700%, 8/15/25		$755,000	$746,945
Entergy Corp.
0.900%, 9/15/25		145,000	135,875
Entergy Louisiana LLC
5.700%, 3/15/54		380,000	386,834
Eversource Energy
5.950%, 2/1/29		565,000	582,606
Interstate Power & Light Co.
3.100%, 11/30/51		355,000	234,380
New England Power Co.
2.807%, 10/6/50§		130,000	80,333
NextEra Energy Capital Holdings, Inc.
5.250%, 3/15/34		630,000	628,559
Public Service Electric & Gas Co.
2.700%, 5/1/50		40,000	26,211
Southern California Edison Co.
5.150%, 6/1/29		20,000	20,067
5.200%, 6/1/34		750,000	741,049
Southern Co. (The)
5.500%, 3/15/29		705,000	718,313
Southwestern Public Service Co.
Series 8
3.150%, 5/1/50		75,000	48,995
Virginia Electric and Power Co.
5.000%, 1/15/34		305,000	299,126
Vistra Operations Co. LLC
5.125%, 5/13/25§		630,000	624,648
Xcel Energy, Inc.
5.500%, 3/15/34		770,000	766,441

			7,346,782

Gas Utilities (0.1%)
Southern California Gas Co.
5.600%, 4/1/54		765,000	765,150
Southwest Gas Corp.
3.180%, 8/15/51		405,000	265,789

			1,030,939

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
3.300%, 7/15/25§		110,000	106,354

Multi-Utilities (0.4%)
Ameren Corp.
5.000%, 1/15/29		190,000	188,907
DTE Energy Co.
4.220%, 11/1/24(e)		775,000	768,080
National Grid plc
5.418%, 1/11/34		335,000	331,273
NiSource, Inc.
5.350%, 4/1/34		430,000	427,653
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		365,000	364,984
San Diego Gas & Electric Co.
5.550%, 4/15/54		460,000	466,929

			2,547,826

Water Utilities (0.1%)
American Water Capital Corp.
5.450%, 3/1/54		390,000	392,954
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		488,000	492,880

			885,834

Total Utilities			11,917,735

Total Corporate Bonds			202,264,808

Foreign Government Securities (7.5%)
Commonwealth of Australia
2.750%, 4/21/24(m)	AUD	11,300,000	7,356,888
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	56,800,000	10,882,728
Republic of Panama
3.870%, 7/23/60		$3,285,000	1,888,875
4.500%, 1/19/63		2,780,000	1,777,462
Republic of South Africa
8.750%, 2/28/48	ZAR	548,000,000	20,009,306
Titulos de Tesoreria
Series B
7.250%, 10/26/50	COP	82,620,000,000	14,979,063

Total Foreign Government Securities			56,894,322

Mortgage-Backed Securities (26.9%)
FHLMC UMBS
4.000%, 6/1/38		$6,984	6,738
4.000%, 8/1/48		101,652	95,627
4.000%, 11/1/48		5,754	5,407
4.000%, 2/1/49		46,109	43,319
4.000%, 7/1/49		216,210	202,922
4.000%, 12/1/49		5,798	5,440
2.500%, 5/1/50		331,592	276,710
2.500%, 6/1/50		352,960	294,210
2.000%, 11/1/50		256,441	204,451
2.500%, 3/1/52		3,609,799	2,988,644
2.500%, 4/1/52		5,698,106	4,717,606
3.000%, 4/1/52		2,708,555	2,336,236
4.000%, 7/1/52		14,509,226	13,462,218
4.000%, 10/1/52		3,196,543	2,964,877
5.500%, 12/1/52		2,721,614	2,714,094
FNMA UMBS
4.000%, 10/1/48		238,300	224,027
3.500%, 8/1/49		1,975,606	1,795,280
3.000%, 7/1/50		1,613,755	1,407,687
3.000%, 8/1/50		757,187	659,552
2.500%, 9/1/50		190,598	158,873
3.500%, 1/1/51		2,536,667	2,305,130
2.000%, 2/1/52		19,661,853	15,591,633
2.000%, 3/1/52		1,110,660	880,631
3.000%, 3/1/52		2,666,495	2,305,166
3.000%, 4/1/52		5,785,895	4,996,751
2.500%, 5/1/52		2,794,247	2,313,210
3.000%, 5/1/52		5,762,978	4,977,951
4.000%, 6/1/52		1,577,816	1,465,931
3.000%, 7/1/52		2,731,466	2,355,997
3.500%, 8/1/52		3,111,322	2,791,114
5.000%, 10/1/52		1,008,652	985,418
5.000%, 11/1/52		15,710,212	15,357,180
5.500%, 12/1/52		6,785,955	6,767,203
5.500%, 1/1/53		16,588,393	16,532,187
GNMA
3.500%, 12/20/49		504,803	462,870
3.000%, 5/20/52		3,186,616	2,812,521
3.000%, 6/20/52		3,085,810	2,724,514
5.000%, 10/20/52		3,941,074	3,881,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 10/20/52		$11,813,252	$11,810,905
5.000%, 2/20/53		7,021,992	6,911,295
5.500%, 2/20/53		4,026,054	4,029,028
5.000%, 3/20/53		7,642,711	7,529,394
5.500%, 4/20/53		14,410,363	14,416,506
5.500%, 5/20/53		8,946,046	8,949,859
5.000%, 6/20/53		5,445,182	5,355,939
5.500%, 6/20/53		3,871,562	3,873,213
5.500%, 9/20/53		8,102,637	8,102,926
5.500%, 10/20/53		8,420,236	8,417,905

Total Mortgage-Backed Securities			203,468,011

U.S. Treasury Obligations (26.8%)
U.S. Treasury Bonds
1.750%, 8/15/41		15,960,000	10,781,534
2.000%, 11/15/41		5,505,000	3,866,923
3.250%, 5/15/42		1,800,000	1,531,969
3.375%, 8/15/42		3,370,000	2,914,514
3.875%, 2/15/43		270,000	249,877
3.875%, 5/15/43		1,575,000	1,456,192
4.375%, 8/15/43		1,095,000	1,083,708
4.750%, 11/15/43		1,105,000	1,147,991
4.500%, 2/15/44		450,000	453,216
2.375%, 5/15/51		7,255,000	4,933,400
2.875%, 5/15/52		80,160,000	60,746,250
3.000%, 8/15/52		2,005,000	1,559,514
3.625%, 5/15/53		685,000	603,014
4.125%, 8/15/53		410,000	394,847
4.750%, 11/15/53		2,980,000	3,186,738
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.425%, 7/31/25(k)		1,920,000	1,918,829
4.250%, 12/31/25		4,865,000	4,826,017
4.625%, 2/28/26		2,275,000	2,273,633
3.875%, 12/31/27		3,595,000	3,538,267
3.500%, 4/30/28		415,000	402,744
3.625%, 5/31/28		6,235,000	6,079,125
4.000%, 6/30/28		1,435,000	1,419,529
4.125%, 7/31/28		2,075,000	2,063,326
4.375%, 8/31/28		2,570,000	2,581,444
4.875%, 10/31/28		2,070,000	2,122,882
4.375%, 11/30/28		1,360,000	1,367,969
3.750%, 12/31/28		1,530,000	1,498,343
4.000%, 1/31/29		7,695,000	7,619,854
4.250%, 2/28/29		5,960,000	5,971,579
4.125%, 11/15/32		1,760,000	1,749,275
3.875%, 8/15/33		60,720,000	59,183,025
4.500%, 11/15/33		950,000	971,969
4.000%, 2/15/34		1,540,000	1,516,056

Total U.S. Treasury Obligations			202,013,553

Total Long-Term Debt Securities (95.1%) (Cost $750,478,672)			718,246,730

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (1.0%)
Arab Republic of Egypt
26.42%, 12/17/24(p)	EGP	428,800,000	7,608,757

	Number of Shares		Value (Note 1)
Investment Company (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)		113,875	113,875

Total Short-Term Investments (1.0%) (Cost $7,670,815)			7,722,632

Total Investments in Securities (96.1%) (Cost $758,149,487)			725,969,362
Other Assets Less Liabilities (3.9%)			29,822,183

Net Assets (100%)			$755,791,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $151,680,824 or 20.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $7,356,888 or 1.0% of net assets.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $111,483. This was collateralized by cash of $113,875 which was subsequently invested in investment companies.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HUF — Hungarian Forint

IO — Interest Only

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets
Australia	1.1%
Belgium	0.1
Bermuda	0.1
Brazil	1.4
Canada	1.9
Chile	0.2
Colombia	2.0
Denmark	0.2
Egypt	1.0
France	0.4
Germany	0.6
Ireland	0.5
Italy	0.1
Japan	0.2
Luxembourg	0.1
Mexico	1.0
Netherlands	0.2
New Zealand	0.2
Norway	0.0	#
Panama	0.5
South Africa	2.7
South Korea	0.1
Spain	0.0	#
Sweden	0.1
Switzerland	0.1
United Arab Emirates	0.0	#
United Kingdom	0.8
United States	80.5
Cash and Other	3.9

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	646	6/2024	GBP	81,485,970	1,737,118
U.S. Treasury 5 Year Note	1,993	6/2024	USD	213,282,141	408,383
U.S. Treasury 10 Year Note	2	6/2024	USD	221,594	1,434
U.S. Treasury 10 Year Ultra Note	484	6/2024	USD	55,470,937	123,741

					2,270,676

Short Contracts
Euro-Bund	(315)	6/2024	EUR	(45,327,559)	(41,440)
Japan 10 Year Bond	(131)	6/2024	JPY	(126,240,455)	(380,950)

					(422,390)

					1,848,286

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	37,258,958	NZD	59,880,000	Barclays Bank plc	4/12/2024	1,483,412
USD	345,891	NZD	570,000	Morgan Stanley	4/12/2024	5,342
USD	18,468,602	NOK	196,300,000	Morgan Stanley	4/18/2024	379,811
USD	18,644,702	NOK	199,200,000	UBS AG	4/18/2024	288,680
USD	8,812,791	HUF	3,220,000,000	Morgan Stanley	5/13/2024	14,882
ZAR	24,600,000	USD	1,282,105	UBS AG	5/15/2024	12,207
AUD	55,460,000	USD	36,100,023	JPMorgan Chase Bank	6/6/2024	108,471
USD	6,828,385	AUD	10,310,000	JPMorgan Chase Bank	6/6/2024	97,235
USD	11,042,223	GBP	8,720,000	Barclays Bank plc	6/10/2024	32,124
USD	25,803,500	CHF	22,560,000	Goldman Sachs Bank USA	6/12/2024	587,857
USD	11,007,789	CHF	9,800,000	Morgan Stanley	6/12/2024	54,185
USD	19,181,302	JPY	2,856,000,000	JPMorgan Chase Bank	6/17/2024	89,905

Total unrealized appreciation						3,154,111

NOK	395,500,000	USD	38,558,484	Morgan Stanley	4/18/2024	(2,113,670)
BRL	36,310,000	USD	7,260,548	HSBC Bank plc**	4/19/2024	(33,414)
EUR	7,090,000	USD	7,756,687	Morgan Stanley	5/7/2024	(96,891)
HUF	8,560,000,000	USD	23,579,968	Morgan Stanley	5/13/2024	(191,737)
USD	21,441,110	ZAR	410,400,000	HSBC Bank plc	5/15/2024	(151,801)
CLP	10,590,000,000	USD	10,957,628	HSBC Bank plc**	5/17/2024	(163,294)
JPY	1,580,000,000	USD	10,901,619	Barclays Bank plc	6/17/2024	(339,852)
JPY	3,985,000,000	USD	27,500,226	JPMorgan Chase Bank	6/17/2024	(861,844)

Total unrealized depreciation						(3,952,503)

Net unrealized depreciation						(798,392)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$34,745,767	$—		$34,745,767
Collateralized Mortgage Obligation	—	286,115	—		286,115
Commercial Mortgage-Backed Securities	—	18,574,154	—		18,574,154
Corporate Bonds
Communication Services	—	10,642,959	—		10,642,959
Consumer Discretionary	—	21,278,840	—	(a)	21,278,840
Consumer Staples	—	10,135,216	—		10,135,216
Energy	—	19,261,990	—		19,261,990
Financials	—	68,724,675	—		68,724,675
Health Care	—	11,659,963	—		11,659,963
Industrials	—	16,625,172	—		16,625,172
Information Technology	—	14,124,067	—		14,124,067
Materials	—	14,449,097	—		14,449,097
Real Estate	—	3,445,094	—		3,445,094
Utilities	—	11,917,735	—		11,917,735
Foreign Government Securities	—	56,894,322	—		56,894,322
Forward Currency Contracts	—	3,154,111	—		3,154,111
Futures	2,270,676	—	—		2,270,676
Mortgage-Backed Securities	—	203,468,011	—		203,468,011
Short-Term Investments
Foreign Government Treasury Bill	—	7,608,757	—		7,608,757
Investment Company	113,875	—	—		113,875
U.S. Treasury Obligations	—	202,013,553	—		202,013,553

Total Assets	$2,384,551	$729,009,598	$—		$731,394,149

Liabilities:
Forward Currency Contracts	$—	$(3,952,503)	$—		$(3,952,503)
Futures	(422,390)	—	—		(422,390)

Total Liabilities	$(422,390)	$(3,952,503)	$—		$(4,374,893)

Total	$1,962,161	$725,057,095	$—		$727,019,256

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,805,648
Aggregate gross unrealized depreciation	(54,143,724)

Net unrealized depreciation	$(41,338,076)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$768,357,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (6.8%)
Ambev SA*	281,691	$703,188
B3 SA - Brasil Bolsa Balcao	52,265	125,051
Banco Bradesco SA	15,196	38,661
Banco Bradesco SA (Preference)(q)*	48,381	137,945
Banco Bradesco SA (ADR)	149,529	427,653
Banco BTG Pactual SA	11,079	80,695
Banco do Brasil SA	7,794	88,082
Banco Santander Brasil SA	3,124	17,758
BB Seguridade Participacoes SA	7,812	50,762
CCR SA	9,110	25,157
Centrais Eletricas Brasileiras SA	10,350	85,992
Centrais Eletricas Brasileiras SA (Preference), Class B(q)	2,830	26,368
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	43,811
Cia Energetica de Minas Gerais (Preference)(q)	10,489	26,309
Cia Siderurgica Nacional SA	5,126	16,056
Companhia Paranaense de Energia (Preference)(q)*	8,908	17,069
Cosan SA	9,832	31,699
Energisa SA	2,213	21,180
Equatorial Energia SA	9,398	61,274
Gerdau SA (Preference)(q)	10,719	47,446
Hapvida Participacoes e Investimentos SA(m)*	39,784	29,429
Hypera SA*	3,296	21,713
Itau Unibanco Holding SA (Preference)(q)	44,136	305,803
Itau Unibanco Holding SA (ADR)	74,429	515,793
Itausa SA (Preference)(q)	54,129	113,214
Klabin SA	8,000	40,228
Localiza Rent a Car SA*	8,299	90,976
Lojas Renner SA	9,515	32,119
Natura & Co. Holding SA	6,494	23,035
Petroleo Brasileiro SA	34,166	261,112
Petroleo Brasileiro SA (Preference)(q)	41,223	308,223
Petroleo Brasileiro SA (ADR)	27,584	419,553
PRIO SA	6,935	67,174
Raia Drogasil SA	11,123	60,944
Rede D’Or Sao Luiz SA(m)*	4,997	25,187
Rumo SA	12,965	57,362
Sendas Distribuidora SA	10,605	31,337
Suzano SA	7,853	100,178
Telefonica Brasil SA	4,815	48,492
TIM SA	6,959	24,684
TOTVS SA*	3,956	22,472
Ultrapar Participacoes SA	6,680	38,026
Vale SA	29,613	360,405
Vibra Energia SA	10,611	52,892
WEG SA	14,388	109,902
XP, Inc., Class A	38,069	976,851

		6,209,260

Chile (0.9%)
Banco de Chile	462,284	51,429
Banco de Credito e Inversiones SA*	655	18,725
Banco Santander Chile	707,561	35,242
Cencosud SA	11,427	19,827
Cia Sud Americana de Vapores SA	170,169	12,800
Empresas CMPC SA	15,051	30,585
Empresas Copec SA	4,090	29,384
Enel Americas SA	173,391	16,903
Falabella SA*	6,082	15,972
Latam Airlines Group SA*	1,771,009	22,071
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)	1,224	59,588
Sociedad Quimica y Minera de Chile SA (ADR)(x)	10,144	498,679

		811,205

China (24.9%)
360 Security Technology, Inc., Class A*	6,600	8,082
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	9,519
AAC Technologies Holdings, Inc.	8,075	27,082
Advanced Micro-Fabrication Equipment, Inc. China, Class A	803	16,583
Agricultural Bank of China Ltd., Class A	31,100	17,944
Agricultural Bank of China Ltd., Class H	242,452	102,223
Aier Eye Hospital Group Co. Ltd., Class A	6,500	11,566
Air China Ltd., Class A*	9,800	9,899
Air China Ltd., Class H*	19,469	9,452
Airtac International Group	1,516	52,580
Akeso, Inc.(m)*	3,970	23,662
Alibaba Group Holding Ltd.	141,596	1,270,889
Alibaba Health Information Technology Ltd.*	40,386	16,408
Aluminum Corp. of China Ltd., Class A	13,700	13,477
Aluminum Corp. of China Ltd., Class H	27,304	17,338
Anhui Conch Cement Co. Ltd., Class H	10,537	21,917
Anhui Gujing Distillery Co. Ltd., Class A	300	10,893
ANTA Sports Products Ltd.	10,667	113,390
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	3,460
Autohome, Inc. (ADR)	529	13,870
Avary Holding Shenzhen Co. Ltd., Class A	2,200	7,190
AviChina Industry & Technology Co. Ltd., Class H	20,991	8,260
Baidu, Inc., Class A*	20,542	269,540
Baidu, Inc. (ADR)*	3,804	400,485
Bank of Beijing Co. Ltd., Class A	20,300	15,869
Bank of Chengdu Co. Ltd., Class A	6,200	11,607
Bank of China Ltd., Class A	29,700	17,999
Bank of China Ltd., Class H	723,556	298,597
Bank of Communications Co. Ltd., Class A	19,500	16,863
Bank of Communications Co. Ltd., Class H	71,634	47,043
Bank of Hangzhou Co. Ltd., Class A	5,900	9,029
Bank of Jiangsu Co. Ltd., Class A	14,100	15,295
Bank of Nanjing Co. Ltd., Class A	9,600	11,994
Bank of Shanghai Co. Ltd., Class A	12,700	11,791
Baoshan Iron & Steel Co. Ltd., Class A	12,500	11,190
BeiGene Ltd.*	5,902	71,712
Beijing Enterprises Holdings Ltd.	4,062	11,781
Beijing Enterprises Water Group Ltd.	36,959	8,216
Beijing Kingsoft Office Software, Inc., Class A	346	14,314
Beijing Tongrentang Co. Ltd., Class A	2,200	12,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,869	$17,957
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	15,535
Bilibili, Inc., Class Z*	1,500	16,922
Bloomage Biotechnology Corp. Ltd., Class A	643	4,995
BOC Aviation Ltd.(m)	88,600	682,592
BOE Technology Group Co. Ltd., Class A	18,300	10,204
Bosideng International Holdings Ltd.	26,968	13,472
BYD Co. Ltd., Class H	27,001	695,474
BYD Co. Ltd., Class A	801	23,094
BYD Electronic International Co. Ltd.	6,850	25,249
C&D International Investment Group Ltd.	5,493	9,587
CGN Power Co. Ltd., Class A	39,400	21,697
CGN Power Co. Ltd., Class H(m)	115,031	34,097
Changchun High & New Technology Industry Group, Inc., Class A	900	15,116
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	11,695
China Cinda Asset Management Co. Ltd., Class H	82,280	6,833
China CITIC Bank Corp. Ltd., Class H	77,354	41,213
China Coal Energy Co. Ltd., Class H	24,399	23,754
China Construction Bank Corp., Class H	836,525	504,465
China CSSC Holdings Ltd., Class A	3,800	18,192
China Eastern Airlines Corp. Ltd., Class A*	18,500	9,343
China Energy Engineering Corp. Ltd., Class A	32,000	9,298
China Everbright Bank Co. Ltd., Class A	27,100	11,699
China Everbright Bank Co. Ltd., Class H	38,342	11,022
China Feihe Ltd.(m)	25,661	12,065
China Galaxy Securities Co. Ltd., Class A	10,500	17,172
China Galaxy Securities Co. Ltd., Class H	25,162	12,345
China Gas Holdings Ltd.	20,606	18,587
China Hongqiao Group Ltd.	15,787	17,750
China International Capital Corp. Ltd., Class H(m)	12,618	14,961
China International Capital Corp. Ltd., Class A	1,900	8,423
China Jushi Co. Ltd., Class A	7,600	11,010
China Life Insurance Co. Ltd., Class A	3,100	12,224
China Life Insurance Co. Ltd., Class H	65,859	79,012
China Literature Ltd.(m)*	2,830	9,455
China Longyuan Power Group Corp. Ltd., Class H	27,731	19,416
China Medical System Holdings Ltd.	9,408	9,880
China Mengniu Dairy Co. Ltd.	27,275	58,544
China Merchants Bank Co. Ltd., Class A	10,000	44,525
China Merchants Bank Co. Ltd., Class H	33,441	132,236
China Merchants Energy Shipping Co. Ltd., Class A	13,300	14,188
China Merchants Port Holdings Co. Ltd.	10,365	12,435
China Merchants Securities Co. Ltd., Class A	5,400	10,341
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	9,356
China Minsheng Banking Corp. Ltd., Class H	40,320	13,960
China Minsheng Banking Corp. Ltd., Class A	23,300	13,089
China National Building Material Co. Ltd., Class H	28,033	9,635
China National Nuclear Power Co. Ltd., Class A	12,300	15,232
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	11,094
China Oilfield Services Ltd., Class H	14,287	16,428
China Overseas Land & Investment Ltd.	30,956	44,534
China Pacific Insurance Group Co. Ltd., Class H	21,306	37,293
China Pacific Insurance Group Co. Ltd., Class A	3,300	10,328
China Petroleum & Chemical Corp., Class A	21,700	18,675
China Petroleum & Chemical Corp., Class H	222,383	126,152
China Railway Group Ltd., Class H	27,671	13,682
China Railway Group Ltd., Class A	15,300	14,416
China Resources Beer Holdings Co. Ltd.	13,811	63,612
China Resources Gas Group Ltd.	6,220	19,828
China Resources Land Ltd.	27,662	87,472
China Resources Microelectronics Ltd., Class A	1,732	9,413
China Resources Mixc Lifestyle Services Ltd.(m)	5,604	17,721
China Resources Pharmaceutical Group Ltd.(m)	1,242	793
China Resources Power Holdings Co. Ltd.	16,587	38,697
China Ruyi Holdings Ltd.*	48,798	12,407
China Shenhua Energy Co. Ltd., Class H	30,762	120,856
China Southern Airlines Co. Ltd., Class A*	12,300	9,530
China State Construction Engineering Corp. Ltd., Class A	18,400	13,289
China State Construction International Holdings Ltd.	13,950	15,221
China Taiping Insurance Holdings Co. Ltd.	11,196	9,799
China Tourism Group Duty Free Corp. Ltd., Class H(m)(x)	602	5,999
China Tower Corp. Ltd., Class H(m)	362,798	41,717
China United Network Communications Ltd., Class A	23,100	14,734
China Vanke Co. Ltd., Class A	13,400	17,131
China Vanke Co. Ltd., Class H	14,016	9,706
China Yangtze Power Co. Ltd., Class A	12,200	41,947
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	6,043
Chongqing Brewery Co. Ltd., Class A	800	7,151
Chongqing Changan Automobile Co. Ltd., Class A	8,450	20,074
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,834	11,487
Chow Tai Fook Jewellery Group Ltd.	17,069	25,167
CITIC Ltd.	47,016	45,172
CITIC Securities Co. Ltd., Class A	5,200	13,893
CITIC Securities Co. Ltd., Class H	17,607	29,019
CMOC Group Ltd., Class A	16,500	18,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
CMOC Group Ltd., Class H	27,294	$23,190
CNGR Advanced Material Co. Ltd., Class A	400	2,875
CNPC Capital Co. Ltd., Class A	19,400	15,085
Contemporary Amperex Technology Co. Ltd., Class A	2,059	53,781
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	13,241
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	23,705
COSCO SHIPPING Ports Ltd.	17,157	9,426
Country Garden Holdings Co. Ltd.*	88,275	5,470
Country Garden Services Holdings Co. Ltd.(x)	18,910	12,104
CRRC Corp. Ltd., Class H	32,579	17,565
CRRC Corp. Ltd., Class A	15,200	13,922
CSC Financial Co. Ltd., Class A	3,200	9,723
CSPC Pharmaceutical Group Ltd.	76,349	59,991
Daqin Railway Co. Ltd., Class A	12,800	12,964
Dongfang Electric Corp. Ltd., Class A	4,300	9,192
Dongfeng Motor Group Co. Ltd., Class H	18,781	7,847
East Buy Holding Ltd.(m)(x)*	3,428	9,110
East Money Information Co. Ltd., Class A	6,048	10,778
ENN Energy Holdings Ltd.	6,393	49,253
ENN Natural Gas Co. Ltd., Class A	5,100	13,513
Eve Energy Co. Ltd., Class A	2,400	13,040
Everbright Securities Co. Ltd., Class A	6,500	14,623
Far East Horizon Ltd.	16,103	11,933
Flat Glass Group Co. Ltd., Class A	1,700	6,781
Flat Glass Group Co. Ltd., Class H(x)	3,225	7,837
Focus Media Information Technology Co. Ltd., Class A	11,600	10,432
Fosun International Ltd.	17,382	9,061
Foxconn Industrial Internet Co. Ltd., Class A	8,000	25,957
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	21,147
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	10,697
Ganfeng Lithium Group Co. Ltd., Class A	3,080	15,312
Ganfeng Lithium Group Co. Ltd., Class H(m)	3,218	9,847
GCL Technology Holdings Ltd.	173,521	28,377
GD Power Development Co. Ltd., Class A	22,100	15,320
Geely Automobile Holdings Ltd.	48,576	57,346
Genscript Biotech Corp.*	8,779	16,264
GF Securities Co. Ltd., Class A	8,300	15,412
GF Securities Co. Ltd., Class H	8,192	8,467
GigaDevice Semiconductor, Inc., Class A	1,600	16,105
Ginlong Technologies Co. Ltd., Class A	400	3,281
GoerTek, Inc., Class A	5,500	12,016
Goneo Group Co. Ltd., Class A	1,200	17,017
Gotion High-tech Co. Ltd., Class A*	2,900	8,149
Great Wall Motor Co. Ltd., Class H	20,829	23,152
Great Wall Motor Co. Ltd., Class A	6,100	19,260
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	12,475
Guangdong Haid Group Co. Ltd., Class A	1,300	7,743
Guangdong Investment Ltd.	27,094	11,597
Guanghui Energy Co. Ltd., Class A	8,100	8,092
Guangzhou Automobile Group Co. Ltd., Class H	20,379	8,358
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	4,822
Guosen Securities Co. Ltd., Class A	8,100	9,291
Guotai Junan Securities Co. Ltd., Class A	5,300	10,450
H World Group Ltd. (ADR)	1,648	63,778
Haidilao International Holding Ltd.(m)	14,435	32,570
Haier Smart Home Co. Ltd., Class A	3,200	11,105
Haier Smart Home Co. Ltd., Class H	19,657	61,154
Haitian International Holdings Ltd.*	5,159	14,995
Haitong Securities Co. Ltd., Class A	7,600	9,117
Haitong Securities Co. Ltd., Class H	18,883	9,023
Hangzhou First Applied Material Co. Ltd., Class A	1,372	5,353
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	4,066
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	7,229
Hansoh Pharmaceutical Group Co. Ltd.(m)	8,200	16,218
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	10,701
Hengan International Group Co. Ltd. Hithink RoyalFlush Information	6,606	20,805
Network Co. Ltd., Class A	1,000	18,654
Hoshine Silicon Industry Co. Ltd., Class A	700	4,797
Hua Hong Semiconductor Ltd.(m)*	3,601	7,021
Huadian Power International Corp. Ltd., Class A	13,900	13,039
Huadong Medicine Co. Ltd., Class A	2,300	9,776
Huaneng Power International, Inc., Class H*	26,775	15,770
Huaneng Power International, Inc., Class A*	10,000	12,660
Huatai Securities Co. Ltd., Class A	5,300	10,134
Huatai Securities Co. Ltd., Class H(m)	10,711	12,234
Huaxia Bank Co. Ltd., Class A	22,700	20,321
Huayu Automotive Systems Co. Ltd., Class A	3,900	8,882
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	12,203
Hundsun Technologies, Inc., Class A	2,800	8,810
Hygeia Healthcare Holdings Co. Ltd.(m)(x)	2,409	9,818
Hygon Information Technology Co. Ltd., Class A	1,749	18,583
Iflytek Co. Ltd., Class A	1,900	13,044
Imeik Technology Development Co. Ltd., Class A	300	14,046
Industrial & Commercial Bank of China Ltd., Class H	1,011,895	509,380
Industrial & Commercial Bank of China Ltd., Class A	26,100	18,959
Industrial Bank Co. Ltd., Class A	8,600	19,336
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	7,898
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	10,004
Innovent Biologics, Inc.(m)*	9,939	47,873
iQIYI, Inc. (ADR)*	2,971	12,567
JA Solar Technology Co. Ltd., Class A	7,060	16,987
JD Health International, Inc.(m)*	9,566	33,855
JD Logistics, Inc.(m)*	17,101	17,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
JD.com, Inc., Class A	20,774	$286,386
Jiangsu Expressway Co. Ltd., Class H	13,780	14,102
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	7,666
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	16,624
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	17,256
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	7,976
Jiangxi Copper Co. Ltd., Class H	305,000	519,835
Jinko Solar Co. Ltd., Class A	10,288	11,744
Kanzhun Ltd. (ADR)	1,948	34,148
KE Holdings, Inc. (ADR)	5,454	74,883
Kingboard Holdings Ltd.	7,213	14,708
Kingdee International Software Group Co. Ltd.*	22,327	25,188
Kingsoft Corp. Ltd.	8,075	24,864
Kuaishou Technology(m)*	20,017	125,444
Kunlun Energy Co. Ltd.	35,918	29,966
Kweichow Moutai Co. Ltd., Class A	600	141,265
Lenovo Group Ltd.	66,278	76,805
Lens Technology Co. Ltd., Class A	4,400	8,249
Li Auto, Inc., Class A*	10,456	162,045
Li Ning Co. Ltd.	20,187	53,647
Longfor Group Holdings Ltd.(m)	14,732	20,817
LONGi Green Energy Technology Co. Ltd., Class A	3,080	8,357
Luxshare Precision Industry Co. Ltd., Class A	2,900	11,937
Luzhou Laojiao Co. Ltd., Class A	600	15,363
Mango Excellent Media Co. Ltd., Class A	2,200	7,449
Maxscend Microelectronics Co. Ltd., Class A	480	6,673
Meituan, Class B(m)*	44,155	546,092
Metallurgical Corp. of China Ltd., Class A	31,200	14,807
Ming Yang Smart Energy Group Ltd., Class A	3,700	4,812
MINISO Group Holding Ltd.	3,453	17,757
Montage Technology Co. Ltd., Class A	1,153	7,412
Muyuan Foods Co. Ltd., Class A	2,100	12,218
NARI Technology Co. Ltd., Class A	3,456	11,529
NetEase, Inc.	17,623	366,559
New China Life Insurance Co. Ltd., Class A	3,400	14,188
New China Life Insurance Co. Ltd., Class H	6,085	10,776
New Hope Liuhe Co. Ltd., Class A*	6,100	7,908
New Oriental Education & Technology Group, Inc.*	13,567	118,130
Ninestar Corp., Class A	2,200	6,989
Ningbo Deye Technology Co. Ltd., Class A	1,080	14,067
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	12,141
NIO, Inc. (ADR)(x)*	11,965	53,842
Nongfu Spring Co. Ltd., Class H(m)	17,805	96,112
Oppein Home Group, Inc., Class A	700	6,214
PDD Holdings, Inc. (ADR)*	5,201	604,616
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	13,956
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	18,331
PetroChina Co. Ltd., Class H	192,170	164,256
PetroChina Co. Ltd., Class A	17,200	22,013
Pharmaron Beijing Co. Ltd., Class A	1,350	3,816
PICC Property & Casualty Co. Ltd., Class H	55,754	73,513
Ping An Bank Co. Ltd., Class A	8,000	11,611
Ping An Insurance Group Co. of China Ltd., Class H	61,050	257,791
Ping An Insurance Group Co. of China Ltd., Class A	5,600	31,528
Poly Property Services Co. Ltd., Class H(m)(x)	117,000	397,629
Pop Mart International Group Ltd.(m)	4,180	15,354
Postal Savings Bank of China Co. Ltd., Class H(m)	68,063	35,567
Postal Savings Bank of China Co. Ltd., Class A	16,600	10,933
Qifu Technology, Inc. (ADR), Class A	726	13,380
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	8,140
Rongsheng Petrochemical Co. Ltd., Class A	15,100	22,668
Sanan Optoelectronics Co. Ltd., Class A	7,800	13,123
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	9,433
Satellite Chemical Co. Ltd., Class A*	4,505	10,628
SDIC Power Holdings Co. Ltd., Class A	9,900	20,382
Seres Group Co. Ltd., Class A*	1,300	16,314
SF Holding Co. Ltd., Class A	2,000	10,056
SG Micro Corp., Class A	1,170	10,419
Shandong Gold Mining Co. Ltd., Class H(m)	8,605	17,459
Shandong Gold Mining Co. Ltd., Class A	4,600	16,650
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	11,547
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	17,101
Shanghai Baosight Software Co. Ltd., Class A	2,880	15,330
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	167,939	274,645
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	5,761
Shanghai International Airport Co. Ltd., Class A*	2,700	13,322
Shanghai International Port Group Co. Ltd., Class A	15,900	11,682
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	10,366
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	16,766
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	4,591
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	17,011
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	16,783
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	9,889
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	16,956
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	11,130
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	11,667
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	19,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Shenzhen Transsion Holdings Co. Ltd., Class A	1,020	$23,046
Shenzhou International Group Holdings Ltd.	79,885	756,299
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	8,101
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	17,226
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	13,097
Silergy Corp.	2,576	26,321
Sinopharm Group Co. Ltd., Class H	201,376	515,861
Smoore International Holdings Ltd.(m)(x)	12,083	10,282
StarPower Semiconductor Ltd., Class A	200	4,011
Sunny Optical Technology Group Co. Ltd.	6,110	31,187
Suzhou Maxwell Technologies Co. Ltd., Class A	480	7,073
TAL Education Group (ADR)*	4,182	47,466
TCL Technology Group Corp., Class A*	26,290	16,951
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,750	4,490
Tencent Holdings Ltd.	82,956	3,219,925
Tencent Music Entertainment Group (ADR)*	6,640	74,302
Tianqi Lithium Corp., Class A	2,700	17,805
Tingyi Cayman Islands Holding Corp.	16,474	18,059
Tongcheng Travel Holdings Ltd.(m)*	7,983	21,062
Topsports International Holdings Ltd.(m)	14,871	9,956
TravelSky Technology Ltd., Class H	604,983	732,760
Trina Solar Co. Ltd., Class A	1,157	3,796
Trip.com Group Ltd.*	4,812	212,230
Tsingtao Brewery Co. Ltd., Class A	1,000	11,642
Tsingtao Brewery Co. Ltd., Class H	5,436	37,366
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	1,959	17,770
Unisplendour Corp. Ltd., Class A*	4,600	13,970
Vipshop Holdings Ltd. (ADR)	3,654	60,474
Walvax Biotechnology Co. Ltd., Class A	1,800	3,865
Wanhua Chemical Group Co. Ltd., Class A	1,300	14,471
Want Want China Holdings Ltd.	36,211	21,374
Weichai Power Co. Ltd., Class A	5,400	12,186
Weichai Power Co. Ltd., Class H	292,768	558,088
Wens Foodstuffs Group Co. Ltd., Class A	4,700	12,057
Will Semiconductor Co. Ltd., Class A	1,505	20,511
Wingtech Technology Co. Ltd., Class A*	2,400	12,150
Wuliangye Yibin Co. Ltd., Class A	1,900	40,248
WuXi AppTec Co. Ltd., Class A	1,000	6,507
WuXi AppTec Co. Ltd., Class H(m)(x)	3,043	14,424
Wuxi Biologics Cayman, Inc.(m)*	32,857	60,031
XCMG Construction Machinery Co. Ltd., Class A	19,500	16,755
Xiaomi Corp., Class B(m)*	135,608	258,849
Xinjiang Daqo New Energy Co. Ltd., Class A	3,122	11,663
Xinyi Solar Holdings Ltd.	39,532	30,608
XPeng, Inc., Class A(x)*	9,054	37,133
Yadea Group Holdings Ltd.(m)	9,032	14,632
Yankuang Energy Group Co. Ltd., Class H	25,368	53,284
Yankuang Energy Group Co. Ltd., Class A	3,900	12,454
Yealink Network Technology Corp. Ltd., Class A	1,540	5,350
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	18,791
YongXing Special Materials Technology Co. Ltd., Class A	780	5,119
Yonyou Network Technology Co. Ltd., Class A	7,500	12,515
YTO Express Group Co. Ltd., Class A	4,500	9,427
Yuexiu Property Co. Ltd.	19,883	10,949
Yum China Holdings, Inc.	19,774	786,807
Yunnan Baiyao Group Co. Ltd., Class A	1,260	8,804
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	4,115
Yunnan Energy New Material Co. Ltd., Class A	900	5,076
Zai Lab Ltd.*	8,150	13,433
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	9,572
Zhaojin Mining Industry Co. Ltd., Class H	11,548	15,669
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	15,063
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	12,624
Zhejiang Expressway Co. Ltd., Class H	16,432	10,539
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	3,823
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	6,209
Zhejiang Leapmotor Technology Co. Ltd.(m)*	4,442	14,898
Zhejiang NHU Co. Ltd., Class A	3,120	7,226
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	14,617
ZhongAn Online P&C Insurance Co. Ltd., Class H(m)*	3,854	6,155
Zhongji Innolight Co. Ltd., Class A	800	17,122
Zhongsheng Group Holdings Ltd.	7,277	12,607
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	12,006
Zijin Mining Group Co. Ltd., Class A	9,400	20,939
Zijin Mining Group Co. Ltd., Class H	46,361	92,522
ZTE Corp., Class A	2,900	11,014
ZTE Corp., Class H	5,230	10,424
ZTO Express Cayman, Inc. (ADR)	3,785	79,258

		22,637,666

Colombia (1.3%)
Bancolombia SA	2,059	18,261
Bancolombia SA (Preference)(q)	3,654	31,083
Bancolombia SA (ADR)	24,550	840,101
Ecopetrol SA	541,705	290,806
Interconexion Electrica SA ESP	3,634	18,596

		1,198,847

Czech Republic (1.0%)
CEZ A/S	1,304	46,535
Komercni Banka A/S	22,927	821,122
Moneta Money Bank A/S(m)	4,651	20,227

		887,884

Egypt (0.1%)
Commercial International Bank - Egypt (CIB)	20,487	34,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Eastern Co. SAE	27,018	$15,390

		49,967

Greece (0.3%)
Alpha Services and Holdings SA*	18,515	32,559
Eurobank Ergasias Services and Holdings SA*	20,982	40,338
Hellenic Telecommunications Organization SA	1,630	24,039
JUMBO SA	1,066	30,706
Mytilineos SA	987	38,078
National Bank of Greece SA*	6,874	53,811
OPAP SA	1,568	28,217
Piraeus Financial Holdings SA*	5,973	24,977
Public Power Corp. SA*	3,212	40,301

		313,026

Hong Kong (0.1%)
Orient Overseas International Ltd.	986	11,779
Sino Biopharmaceutical Ltd.	84,712	32,686
Vinda International Holdings Ltd.	6,126	18,354

		62,819

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	5,502	44,617
OTP Bank Nyrt.	2,131	98,079
Richter Gedeon Nyrt.	1,130	28,667

		171,363

India (13.7%)
ABB India Ltd.	452	34,473
Adani Enterprises Ltd.	1,467	56,235
Adani Green Energy Ltd.*	2,560	56,329
Adani Ports & Special Economic Zone Ltd.	4,268	68,667
Adani Power Ltd.*	6,234	39,899
Ambuja Cements Ltd.	4,814	35,345
APL Apollo Tubes Ltd.	1,471	26,385
Apollo Hospitals Enterprise Ltd.	813	61,966
Ashok Leyland Ltd.	12,751	26,182
Asian Paints Ltd.	3,435	117,246
Astral Ltd.	1,050	25,069
Aurobindo Pharma Ltd.	2,672	34,881
Avenue Supermarts Ltd.(m)*	1,693	91,866
Axis Bank Ltd.	19,676	247,051
Bajaj Auto Ltd.	561	61,534
Bajaj Finance Ltd.	2,483	215,700
Bajaj Finserv Ltd.	3,952	77,893
Bajaj Holdings & Investment Ltd.	228	22,615
Balkrishna Industries Ltd.	625	17,366
Bank of Baroda	8,875	28,098
Bharat Electronics Ltd.	30,526	73,751
Bharat Forge Ltd.	2,069	28,022
Bharat Heavy Electricals Ltd.	9,087	26,944
Bharat Petroleum Corp. Ltd.	7,012	50,646
Bharti Airtel Ltd.	19,317	284,558
Britannia Industries Ltd.	876	51,584
CG Power & Industrial Solutions Ltd.	5,242	33,997
Cholamandalam Investment and Finance Co. Ltd.	4,513	62,585
Cipla Ltd.	5,287	94,894
Coal India Ltd.	12,450	64,801
Colgate-Palmolive India Ltd.	1,587	51,573
Container Corp. of India Ltd.	2,216	23,437
Cummins India Ltd.	1,204	43,398
Dabur India Ltd.	5,000	31,363
Divi’s Laboratories Ltd.	1,073	44,325
DLF Ltd.	6,460	69,478
Dr Reddy’s Laboratories Ltd.	941	69,477
Eicher Motors Ltd.	1,105	53,252
GAIL India Ltd.	18,839	40,896
GMR Airports Infrastructure Ltd.*	21,002	20,548
Godrej Consumer Products Ltd.	3,305	49,605
Godrej Properties Ltd.*	1,011	27,882
Grasim Industries Ltd.	2,123	58,223
Havells India Ltd.	2,025	36,784
HCL Technologies Ltd.	8,243	152,555
HDFC Asset Management Co. Ltd.(m)	742	33,399
HDFC Bank Ltd.	24,437	424,236
HDFC Bank Ltd. (ADR)	10,585	592,442
HDFC Life Insurance Co. Ltd.(m)	9,843	74,747
Hero MotoCorp Ltd.	888	50,279
Hindalco Industries Ltd.	10,862	72,965
Hindustan Aeronautics Ltd.(m)	1,774	70,766
Hindustan Petroleum Corp. Ltd.	5,664	32,302
Hindustan Unilever Ltd.	7,006	190,211
ICICI Bank Ltd.	45,157	591,950
ICICI Bank Ltd. (ADR)	27,704	731,663
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	39,263
ICICI Prudential Life Insurance Co. Ltd.(m)	2,904	21,193
IDFC First Bank Ltd.*	28,209	25,502
Indian Hotels Co. Ltd., Class A	7,274	51,558
Indian Oil Corp. Ltd.	22,823	45,905
Indian Railway Catering & Tourism Corp. Ltd.	1,939	21,614
IndusInd Bank Ltd.	2,542	47,333
Info Edge India Ltd.	573	38,419
Infosys Ltd.	28,883	518,788
InterGlobe Aviation Ltd.(m)*	1,165	49,569
ITC Ltd.	27,117	139,271
Jindal Steel & Power Ltd.	3,297	33,568
Jio Financial Services Ltd.*	26,609	112,862
JSW Steel Ltd.	5,842	58,152
Jubilant Foodworks Ltd.	3,199	17,216
Kotak Mahindra Bank Ltd.	9,956	213,140
Larsen & Toubro Ltd.	6,137	276,959
LTIMindtree Ltd.(m)	765	45,297
Lupin Ltd.	1,767	34,254
Macrotech Developers Ltd.(m)	2,132	29,036
Mahindra & Mahindra Ltd.	8,030	184,988
Marico Ltd.	4,174	24,883
Maruti Suzuki India Ltd.	1,323	199,877
Max Healthcare Institute Ltd.	6,705	65,914
Mphasis Ltd.	683	19,556
MRF Ltd.	20	31,986
Nestle India Ltd.	3,350	105,331
NMDC Ltd.	8,922	21,582
NTPC Ltd.	39,087	157,374
Oil & Natural Gas Corp. Ltd.	27,150	87,258
Page Industries Ltd.	50	20,653
Persistent Systems Ltd.	884	42,233
Petronet LNG Ltd.	6,061	19,127
PI Industries Ltd.	613	28,426
Pidilite Industries Ltd.	1,232	44,532
Polycab India Ltd.	398	24,170
Power Finance Corp. Ltd.	12,146	56,833
Power Grid Corp. of India Ltd.	41,114	136,500
Punjab National Bank	19,156	28,572
REC Ltd.	13,754	74,375
Reliance Industries Ltd.	26,484	943,647
Samvardhana Motherson International Ltd.	17,947	25,198
SBI Cards & Payment Services Ltd.	3,551	29,061
SBI Life Insurance Co. Ltd.(m)	3,685	66,286
Shree Cement Ltd.	87	26,791
Shriram Finance Ltd.	2,489	70,424
Siemens Ltd.	769	49,551
Sona Blw Precision Forgings Ltd.(m)	3,537	29,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SRF Ltd.	1,198	$36,776
State Bank of India	16,309	147,119
Sun Pharmaceutical Industries Ltd.	8,901	172,951
Supreme Industries Ltd.	552	28,011
Suzlon Energy Ltd.*	78,004	37,785
Tata Communications Ltd.	1,008	24,298
Tata Consultancy Services Ltd.	7,791	362,102
Tata Consumer Products Ltd.	5,807	76,324
Tata Elxsi Ltd.	277	25,856
Tata Motors Ltd., Class A	4,046	31,882
Tata Motors Ltd.	14,452	172,033
Tata Power Co. Ltd. (The)	11,620	54,922
Tata Steel Ltd.	70,152	131,089
Tech Mahindra Ltd.	4,625	69,212
Titan Co. Ltd.	3,297	150,290
Torrent Pharmaceuticals Ltd.	821	25,600
Trent Ltd.	1,465	69,348
Tube Investments of India Ltd.	906	40,591
TVS Motor Co. Ltd.	2,585	66,695
UltraTech Cement Ltd.	980	114,555
Union Bank of India Ltd.	12,896	23,735
United Spirits Ltd.	2,349	31,946
UPL Ltd.	3,943	21,558
Varun Beverages Ltd.	3,880	65,065
Vedanta Ltd.	11,664	37,991
Wipro Ltd.	11,040	63,551
Yes Bank Ltd.*	153,764	42,772
Zomato Ltd.*	53,041	115,809

		12,428,170

Indonesia (2.7%)
Adaro Energy Indonesia Tbk. PT	127,572	21,725
Amman Mineral Internasional PT*	57,619	31,799
Aneka Tambang Tbk.	117,063	11,813
Astra International Tbk. PT	183,159	59,493
Bank Central Asia Tbk. PT	482,549	306,634
Bank Mandiri Persero Tbk. PT	328,096	150,028
Bank Negara Indonesia Persero Tbk. PT	120,140	44,707
Bank Rakyat Indonesia Persero Tbk. PT	2,757,567	1,052,241
Charoen Pokphand Indonesia Tbk. PT	64,683	21,418
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	31,146
Indah Kiat Pulp & Paper Tbk. PT	22,387	13,520
Indofood CBP Sukses Makmur Tbk. PT	22,879	16,739
Indofood Sukses Makmur Tbk. PT	1,138,000	457,569
Kalbe Farma Tbk. PT	184,272	17,143
Merdeka Copper Gold Tbk. PT*	99,426	14,298
Sarana Menara Nusantara Tbk. PT	236,208	12,812
Semen Indonesia Persero Tbk. PT	44,003	16,375
Sumber Alfaria Trijaya Tbk. PT	177,863	32,645
Telkom Indonesia Persero Tbk. PT	432,651	94,689
Unilever Indonesia Tbk. PT	67,686	11,526
United Tractors Tbk. PT	14,428	21,999

		2,440,319

Kuwait (0.6%)
Agility Public Warehousing Co. KSC*	11,894	25,744
Boubyan Bank KSCP	11,208	22,584
Gulf Bank KSCP	15,156	14,481
Kuwait Finance House KSCP	73,117	190,099
Mabanee Co. KPSC	5,708	14,673
Mobile Telecommunications Co. KSCP	17,706	28,254
National Bank of Kuwait SAKP	70,298	219,324

		515,159

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	26,855

Malaysia (0.9%)
AMMB Holdings Bhd.	19,972	17,597
Axiata Group Bhd.	25,967	14,772
Celcomdigi Bhd.	39,934	35,521
CIMB Group Holdings Bhd.	56,596	78,475
Gamuda Bhd.	17,314	19,267
Genting Bhd.	16,499	16,463
Genting Malaysia Bhd.	23,476	13,557
Hong Leong Bank Bhd.	7,591	31,072
IHH Healthcare Bhd.	21,971	28,006
Inari Amertron Bhd.	22,380	14,963
IOI Corp. Bhd.	19,549	16,324
Kuala Lumpur Kepong Bhd.	3,372	15,906
Malayan Banking Bhd.	46,826	95,490
Maxis Bhd.	18,034	12,837
MISC Bhd.	10,465	16,916
MR DIY Group M Bhd.(m)	33,669	10,671
Nestle Malaysia Bhd.	550	13,711
Petronas Chemicals Group Bhd.	23,324	33,463
Petronas Dagangan Bhd.	3,152	14,302
Petronas Gas Bhd.	9,344	34,650
PPB Group Bhd.	4,905	16,167
Press Metal Aluminium Holdings Bhd.	30,517	30,048
Public Bank Bhd.	124,755	111,042
QL Resources Bhd.	14,764	18,341
RHB Bank Bhd.	14,181	16,899
Sime Darby Bhd.	29,543	16,238
Sime Darby Plantation Bhd.	17,851	16,432
Telekom Malaysia Bhd.	13,795	17,555
Tenaga Nasional Bhd.	23,207	55,108
YTL Power International Bhd.	21,290	17,054

		848,847

Mexico (2.9%)
Alfa SAB de CV, Class A	26,520	19,637
America Movil SAB de CV	162,970	152,927
Arca Continental SAB de CV	4,520	49,410
Banco del Bajio SA(m)	6,601	25,646
Cemex SAB de CV(x)*	136,177	120,331
Coca-Cola Femsa SAB de CV	4,244	40,887
Fibra Uno Administracion SA de CV (REIT)	24,588	40,998
Fomento Economico Mexicano SAB de CV	17,716	230,342
Gruma SAB de CV, Class B	1,820	34,147
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	24,902
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	52,899
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	51,471
Grupo Bimbo SAB de CV, Class A	12,149	57,513
Grupo Carso SAB de CV	4,856	43,575
Grupo Financiero Banorte SAB de CV, Class O	102,906	1,093,529
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	58,933
Grupo Mexico SAB de CV	30,560	180,700
Industrias Penoles SAB de CV*	1,546	21,943
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	31,259
Prologis Property Mexico SA de CV (REIT)	6,269	27,347
Southern Copper Corp.	687	73,179
Wal-Mart de Mexico SAB de CV	47,712	192,863

		2,624,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)	2,366	$37,572
Credicorp Ltd.	578	97,931

		135,503

Philippines (0.4%)
Ayala Corp.	3,097	35,346
Ayala Land, Inc.	63,229	36,321
Bank of the Philippine Islands	16,379	34,410
BDO Unibank, Inc.	18,767	51,586
International Container Terminal Services, Inc.	11,430	64,876
JG Summit Holdings, Inc.	38,365	24,840
Jollibee Foods Corp.	4,080	18,343
Manila Electric Co.	2,566	16,296
SM Investments Corp.	2,687	46,509
SM Prime Holdings, Inc.	98,339	57,268
Universal Robina Corp.	8,243	15,462

		401,257

Poland (0.7%)
Allegro.eu SA(m)*	3,650	30,233
Bank Polska Kasa Opieki SA	1,598	72,753
Budimex SA	116	20,329
CD Projekt SA	561	16,419
Dino Polska SA(m)*	396	38,437
KGHM Polska Miedz SA	1,393	39,809
LPP SA	9	34,474
mBank SA*	183	33,912
ORLEN SA	5,334	86,908
PGE Polska Grupa Energetyczna SA*	11,666	21,035
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	116,339
Powszechny Zaklad Ubezpieczen SA	5,218	63,763
Santander Bank Polska SA	306	43,629

		618,040

Qatar (0.6%)
Barwa Real Estate Co.	33,504	25,397
Commercial Bank PSQC (The)*	25,888	35,089
Dukhan Bank	16,278	17,257
Industries Qatar QSC	13,744	45,184
Masraf Al Rayan QSC	50,968	33,232
Mesaieed Petrochemical Holding Co.	46,863	25,240
Ooredoo QPSC	4,608	13,415
Qatar Electricity & Water Co. QSC	5,127	22,854
Qatar Fuel QSC	5,099	20,685
Qatar Gas Transport Co. Ltd.	27,866	30,483
Qatar International Islamic Bank QSC*	8,410	25,246
Qatar Islamic Bank SAQ	13,912	72,598
Qatar National Bank QPSC	42,063	164,047

		530,727

Romania (0.0%)†
NEPI Rockcastle NV*	6,189	42,741

Russia (0.0%)
Gazprom PJSC(r)*	80,604	—
LUKOIL PJSC(r)*	2,799	—
Magnit PJSC(r)*	1,475	—
MMC Norilsk Nickel PJSC (ADR)(r)*	4,277	—
Mobile TeleSystems PJSC(r)*	26,722	—
Novatek PJSC (GDR)(m)(r)*	780	—
Novolipetsk Steel PJSC(r)*	12,566	—
PhosAgro PJSC (GDR)(m)(r)*	4,890	—
Rosneft Oil Co. PJSC(r)*	8,744	—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)*	1,815	—
Surgutneftegas PJSC (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)*	1,723	—
VTB Bank PJSC(r)*	110,628,000	—
Yandex NV, Class A(r)*	2,060	—

		—

Saudi Arabia (2.9%)
ACWA Power Co.	827	74,751
Ades Holding Co.*	3,523	19,501
Al Rajhi Bank	17,049	377,755
Alinma Bank	8,525	99,559
Almarai Co. JSC	2,175	33,172
Arab National Bank	5,872	46,265
Arabian Internet & Communications Services Co.	209	21,076
Bank AlBilad	4,262	55,171
Bank Al-Jazira*	3,523	18,787
Banque Saudi Fransi	5,136	53,339
Bupa Arabia for Cooperative Insurance Co.	718	50,502
Co. for Cooperative Insurance (The)	639	27,601
Dallah Healthcare Co.	379	17,846
Dr Sulaiman Al Habib Medical Services Group Co.	761	63,631
Elm Co.	209	53,441
Etihad Etisalat Co.	3,282	46,029
Jarir Marketing Co.	5,115	20,048
Mouwasat Medical Services Co.	852	30,986
Nahdi Medical Co.	493	19,454
Power & Water Utility Co. for Jubail & Yanbu	928	17,147
Riyad Bank	12,787	101,601
SABIC Agri-Nutrients Co.	2,029	66,326
Sahara International Petrochemical Co.	3,126	25,797
Saudi Arabian Mining Co.*	11,240	151,345
Saudi Arabian Oil Co.(m)	23,156	189,854
Saudi Aramco Base Oil Co.	440	19,639
Saudi Awwal Bank	8,758	96,909
Saudi Basic Industries Corp.	7,829	163,030
Saudi Electricity Co.	7,249	38,231
Saudi Industrial Investment Group	3,261	19,459
Saudi Investment Bank (The)	4,262	18,819
Saudi National Bank (The)	25,574	278,208
Saudi Research & Media Group*	313	24,035
Saudi Tadawul Group Holding Co.	418	30,404
Saudi Telecom Co.	17,397	183,688
Savola Group (The)	2,276	34,287
Yanbu National Petrochemical Co.	2,398	23,817

		2,611,510

South Africa (2.8%)
Absa Group Ltd.	7,635	59,713
Anglo American Platinum Ltd.	507	20,571
Aspen Pharmacare Holdings Ltd.	4,119	47,710
Bid Corp. Ltd.	3,037	74,051
Bidvest Group Ltd. (The)	2,243	28,720
Capitec Bank Holdings Ltd.	746	82,548
Clicks Group Ltd.	1,829	28,595
Discovery Ltd.	3,986	25,387
Exxaro Resources Ltd.	2,006	17,897
FirstRand Ltd.(x)	223,012	726,850
Gold Fields Ltd.	7,581	121,640
Harmony Gold Mining Co. Ltd.	4,617	38,518
Impala Platinum Holdings Ltd.	7,991	33,040
Kumba Iron Ore Ltd.	596	14,547
MTN Group Ltd.	17,059	84,430
Naspers Ltd., Class N	1,593	282,396
Nedbank Group Ltd.	4,331	52,290
Ninety One Ltd.	167,272	356,270
Northam Platinum Holdings Ltd.	2,662	15,872
Old Mutual Ltd.	35,801	22,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Remgro Ltd.	3,981	$25,666
Sanlam Ltd.(x)	18,533	67,899
Sasol Ltd.	4,588	35,461
Shoprite Holdings Ltd.	4,620	60,358
Sibanye Stillwater Ltd.	27,853	31,897
Standard Bank Group Ltd.	11,505	112,523
Vodacom Group Ltd.	6,142	31,958
Woolworths Holdings Ltd.	7,787	24,344

		2,523,361

South Korea (11.5%)
Amorepacific Corp.	217	19,536
Celltrion Pharm, Inc.*	18	1,383
Celltrion, Inc.	1,362	185,950
CJ CheilJedang Corp.	56	12,146
CJ Corp.*	3,048	276,669
Cosmax, Inc.	8,655	780,477
CosmoAM&T Co. Ltd.*	208	25,076
Coway Co. Ltd.	373	15,599
DB Insurance Co. Ltd.	311	22,246
Doosan Bobcat, Inc.	386	15,483
Doosan Enerbility Co. Ltd.*	4,199	54,645
Ecopro BM Co. Ltd.*	452	93,170
Ecopro Co. Ltd.*	173	84,556
GS Holdings Corp.	417	15,023
Hana Financial Group, Inc.	2,776	121,453
Hankook Tire & Technology Co. Ltd.	502	20,173
Hanmi Pharm Co. Ltd.	63	16,004
Hanmi Semiconductor Co. Ltd.	421	41,905
Hanon Systems	3,857	17,133
Hanwha Aerospace Co. Ltd.	306	47,164
Hanwha Ocean Co. Ltd.*	855	17,402
Hanwha Solutions Corp.	753	15,466
HD Hyundai Co. Ltd.	320	16,377
HD Hyundai Heavy Industries Co. Ltd.*	144	12,697
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	372	33,214
HLB, Inc.*	1,119	91,182
HMM Co. Ltd.	2,351	27,505
HYBE Co. Ltd.	224	38,103
Hyundai Engineering & Construction Co. Ltd.	526	12,991
Hyundai Glovis Co. Ltd.	127	17,037
Hyundai Mobis Co. Ltd.	515	100,035
Hyundai Motor Co.	1,196	210,549
Hyundai Motor Co. (Preference) (Korea Stock Exchange)(q)	246	28,652
Hyundai Motor Co. (Preference) (OTC US Exchange)(q)	166	19,495
Hyundai Steel Co.	585	13,818
Industrial Bank of Korea	1,761	18,248
Kakao Corp.	2,876	116,215
KakaoBank Corp.	1,644	34,315
Kakaopay Corp.*	365	10,547
KB Financial Group, Inc.	3,562	186,005
Kia Corp.	2,302	191,513
Korea Aerospace Industries Ltd.	507	18,981
Korea Electric Power Corp.*	2,726	44,750
Korea Investment Holdings Co. Ltd.	282	13,951
Korea Zinc Co. Ltd.	73	24,645
Korean Air Lines Co. Ltd.	1,982	31,948
Krafton, Inc.*	251	46,611
KT Corp.	747	21,057
KT&G Corp.	899	62,571
Kum Yang Co. Ltd.*	282	23,691
Kumho Petrochemical Co. Ltd.	123	12,837
L&F Co. Ltd.*	200	26,176
LG Chem Ltd.	450	147,075
LG Chem Ltd. (Preference)(q)	55	12,256
LG Corp.	944	61,426
LG Display Co. Ltd.*	2,065	16,229
LG Electronics, Inc.	1,095	78,734
LG Energy Solution Ltd.*	406	121,084
LG H&H Co. Ltd.	80	22,968
LG Innotek Co. Ltd.	96	14,084
LG Uplus Corp.	1,446	10,795
Lotte Chemical Corp.	200	17,827
Meritz Financial Group, Inc.	1,061	64,389
Mirae Asset Securities Co. Ltd.	1,943	11,734
NAVER Corp.	1,195	166,079
NCSoft Corp.	147	22,494
Orion Corp.	161	10,979
Posco DX Co. Ltd.	470	16,950
POSCO Future M Co. Ltd.	267	59,994
POSCO Holdings, Inc.	651	203,581
Posco International Corp.	468	18,494
Samsung Biologics Co. Ltd.(m)*	162	100,238
Samsung C&T Corp.	707	84,079
Samsung Electro-Mechanics Co. Ltd.	486	54,114
Samsung Electronics Co. Ltd.	63,966	3,839,148
Samsung Electronics Co. Ltd. (Preference)(q)	7,495	374,124
Samsung Engineering Co. Ltd.*	1,058	19,804
Samsung Fire & Marine Insurance Co. Ltd.	264	60,595
Samsung Heavy Industries Co. Ltd.*	5,732	36,702
Samsung Life Insurance Co. Ltd.	603	42,775
Samsung SDI Co. Ltd.	501	177,699
Samsung SDS Co. Ltd.	334	40,589
Samsung Securities Co. Ltd.	423	12,788
Shinhan Financial Group Co. Ltd.	4,230	148,305
SK Biopharmaceuticals Co. Ltd.*	274	18,826
SK Bioscience Co. Ltd.*	456	20,899
SK Hynix, Inc.	4,749	628,614
SK IE Technology Co. Ltd.(m)*	254	13,792
SK Innovation Co. Ltd.*	598	52,593
SK Square Co. Ltd.*	912	53,247
SK Telecom Co. Ltd.	484	19,162
SK, Inc.	283	38,385
S-Oil Corp.	304	17,591
Woori Financial Group, Inc.	5,542	60,061
Yuhan Corp.	382	21,962

		10,417,639

Taiwan (20.1%)
Accton Technology Corp.	5,128	73,467
Acer, Inc.	32,515	47,396
Advantech Co. Ltd.	4,455	56,656
Alchip Technologies Ltd.	655	64,776
ASE Technology Holding Co. Ltd.	293,905	1,423,447
Asia Cement Corp.	15,725	20,121
Asustek Computer, Inc.	6,027	79,755
AUO Corp.*	66,949	37,864
Catcher Technology Co. Ltd.	4,883	33,185
Cathay Financial Holding Co. Ltd.*	82,317	124,105
Chailease Holding Co. Ltd.	15,407	82,563
Chang Hwa Commercial Bank Ltd.	46,882	26,588
Cheng Shin Rubber Industry Co. Ltd.	13,228	20,542
China Development Financial Holding Corp.*	171,762	74,333
China Steel Corp.	107,475	79,926
Chunghwa Telecom Co. Ltd.	33,116	129,863
Compal Electronics, Inc.	47,199	56,485
CTBC Financial Holding Co. Ltd.	161,946	163,952
Delta Electronics, Inc.	17,744	189,895
E Ink Holdings, Inc.	6,857	48,636
E.Sun Financial Holding Co. Ltd.	125,720	106,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Eclat Textile Co. Ltd.	1,360	$23,245
eMemory Technology, Inc.	490	36,746
Eva Airways Corp.	20,580	20,321
Evergreen Marine Corp. Taiwan Ltd.	7,982	43,896
Far Eastern New Century Corp.	34,411	35,536
Far EasTone Telecommunications Co. Ltd.	16,092	40,678
Feng TAY Enterprise Co. Ltd.	91,919	453,800
First Financial Holding Co. Ltd.	99,695	85,978
Formosa Chemicals & Fibre Corp.	33,062	56,509
Formosa Petrochemical Corp.	8,146	17,461
Formosa Plastics Corp.	32,974	70,165
Fubon Financial Holding Co. Ltd.	72,298	156,553
Gigabyte Technology Co. Ltd.	4,417	43,199
Global Unichip Corp.	752	28,667
Globalwafers Co. Ltd.	2,457	42,609
Hon Hai Precision Industry Co. Ltd.	266,383	1,294,313
Hotai Motor Co. Ltd.	2,895	58,527
Hua Nan Financial Holdings Co. Ltd.	78,642	56,272
Innolux Corp.*	79,951	37,973
Inventec Corp.	19,884	36,346
Largan Precision Co. Ltd.	926	70,310
Lite-On Technology Corp.	17,592	58,267
MediaTek, Inc.	50,219	1,820,240
Mega Financial Holding Co. Ltd.	104,517	131,448
Micro-Star International Co. Ltd.	160,015	834,987
Nan Ya Plastics Corp.	47,296	81,429
Nanya Technology Corp.	8,913	18,827
Novatek Microelectronics Corp.	4,946	91,027
Pegatron Corp.	21,877	68,153
PharmaEssentia Corp.*	1,651	16,508
Powerchip Semiconductor Manufacturing Corp.*	20,672	16,730
President Chain Store Corp.	5,487	45,520
Quanta Computer, Inc.	23,573	206,241
Realtek Semiconductor Corp.	4,073	70,888
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	51,513
Shin Kong Financial Holding Co. Ltd.*	136,202	34,302
SinoPac Financial Holdings Co. Ltd.	98,441	66,133
Synnex Technology International Corp.	9,642	23,620
Taishin Financial Holding Co. Ltd.	94,427	52,962
Taiwan Business Bank	52,631	26,148
Taiwan Cement Corp.	60,564	59,990
Taiwan Cooperative Financial Holding Co. Ltd.	85,833	69,732
Taiwan Mobile Co. Ltd.	15,213	48,486
Taiwan Semiconductor Manufacturing Co. Ltd.	309,296	7,431,957
Unimicron Technology Corp.	11,840	70,292
Uni-President Enterprises Corp.	260,419	621,682
United Microelectronics Corp.	101,617	165,110
Voltronic Power Technology Corp.	748	38,565
Walsin Lihwa Corp.	28,451	33,248
Winbond Electronics Corp.	21,485	18,126
Wistron Corp.	22,536	84,853
Wiwynn Corp.	1,014	69,388
WPG Holdings Ltd.	12,093	36,275
Yageo Corp.	3,172	58,874
Yang Ming Marine Transport Corp.	15,133	20,853
Yuanta Financial Holding Co. Ltd.	87,313	82,120

		18,273,807

Thailand (2.1%)
Advanced Info Service PCL	10,424	58,280
Airports of Thailand PCL	37,552	67,154
Bangkok Dusit Medical Services PCL, Class F	97,473	75,467
Bumrungrad Hospital PCL	5,224	31,928
Central Pattana PCL	17,696	30,554
Central Retail Corp. PCL	15,853	15,641
Charoen Pokphand Foods PCL	33,954	16,936
CP ALL PCL	51,162	76,419
CP Axtra PCL	18,541	15,880
Delta Electronics Thailand PCL	27,324	54,105
Gulf Energy Development PCL	25,702	30,818
Intouch Holdings PCL, Class F	8,429	15,882
Kasikornbank PCL	108,890	370,055
Krung Thai Bank PCL	30,615	14,096
Minor International PCL	27,972	25,107
PTT Exploration & Production PCL	154,178	633,825
PTT Global Chemical PCL	190,754	199,968
PTT Oil & Retail Business PCL	27,465	13,323
PTT PCL	87,053	79,925
SCB X PCL	7,376	23,045
Siam Cement PCL (The)	6,834	47,948
TMBThanachart Bank PCL	336,885	16,804
True Corp. PCL*	90,825	19,167

		1,932,327

Turkey (0.5%)
Akbank TAS	25,213	36,482
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	20,224
BIM Birlesik Magazalar A/S	5,030	54,687
Eregli Demir ve Celik Fabrikalari TAS*	11,314	14,740
Ford Otomotiv Sanayi A/S	709	25,329
Haci Omer Sabanci Holding A/S	8,743	22,418
KOC Holding A/S*	6,608	41,573
Pegasus Hava Tasimaciligi A/S*	577	14,572
Sasa Polyester Sanayi A/S*	8,803	11,708
Tofas Turk Otomobil Fabrikasi A/S*	1,594	13,447
Turk Hava Yollari AO*	4,461	41,084
Turkcell Iletisim Hizmetleri A/S	11,528	24,389
Turkiye Is Bankasi A/S, Class C	70,706	24,560
Turkiye Petrol Rafinerileri A/S	7,175	39,259
Turkiye Sise ve Cam Fabrikalari A/S	11,139	15,669
Yapi ve Kredi Bankasi A/S*	30,053	25,563

		425,704

United Arab Emirates (0.8%)
Abu Dhabi Commercial Bank PJSC	25,127	57,476
Abu Dhabi Islamic Bank PJSC	12,467	37,073
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	26,582
Aldar Properties PJSC	33,061	49,696
Americana Restaurants International plc	22,450	20,113
Dubai Islamic Bank PJSC	24,854	39,526
Emaar Properties PJSC	56,887	126,252
Emirates NBD Bank PJSC	16,262	76,610
Emirates Telecommunications Group Co. PJSC	32,256	160,918
First Abu Dhabi Bank PJSC	37,796	137,917
Multiply Group PJSC*	46,053	28,091

		760,254

United Kingdom (0.1%)
Anglogold Ashanti plc	4,104	91,590
Pepco Group NV(m)*	1,720	7,751

		99,341

United States (0.1%)
JBS SA	6,207	26,509
Legend Biotech Corp. (ADR)*	645	36,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Parade Technologies Ltd.	539	$15,495

		78,182

Total Common Stocks (99.1%) (Cost $91,550,584)		90,076,218

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	858,326	858,326

Total Short-Term Investment (0.9%) (Cost $858,326)		858,326

Total Investments in Securities (100.0%) (Cost $92,408,910)		90,934,544
Other Assets Less Liabilities (0.0%)†		(950)

Net Assets (100%)		$90,933,594

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $3,767,758 or 4.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $958,256. This was collateralized by $150,058 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.501%, maturing 4/2/24 - 11/15/53 and by cash of $858,326 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Information Technology	$22,636,194	24.9%
Financials	22,269,407	24.5
Consumer Discretionary	10,558,751	11.6
Communication Services	6,816,349	7.5
Industrials	6,269,254	6.9
Consumer Staples	5,857,215	6.5
Materials	5,124,319	5.6
Energy	4,617,947	5.1
Health Care	2,940,604	3.2
Utilities	1,691,176	1.9
Real Estate	1,295,002	1.4
Investment Company	858,326	0.9
Cash and Other	(950)	0.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	16	6/2024	USD	839,200	(496)

					(496)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$6,209,260	$—	$—		$6,209,260
Chile	498,679	312,526	—		811,205
China	2,319,876	20,317,790	—		22,637,666
Colombia	840,101	358,746	—		1,198,847
Czech Republic	—	887,884	—		887,884
Egypt	—	49,967	—		49,967
Greece	—	313,026	—		313,026
Hong Kong	—	62,819	—		62,819
Hungary	—	171,363	—		171,363
India	1,324,105	11,104,065	—		12,428,170
Indonesia	—	2,440,319	—		2,440,319
Kuwait	—	515,159	—		515,159
Luxembourg	—	26,855	—		26,855
Malaysia	—	848,847	—		848,847
Mexico	73,179	2,551,259	—		2,624,438
Peru	135,503	—	—		135,503
Philippines	—	401,257	—		401,257
Poland	—	618,040	—		618,040
Qatar	—	530,727	—		530,727
Romania	—	42,741	—		42,741
Russia	—	—	—	(a)	— (a)
Saudi Arabia	—	2,611,510	—		2,611,510
South Africa	—	2,523,361	—		2,523,361
South Korea	—	10,417,639	—		10,417,639
Taiwan	—	18,273,807	—		18,273,807
Thailand	—	1,932,327	—		1,932,327
Turkey	—	425,704	—		425,704
United Arab Emirates	—	760,254	—		760,254
United Kingdom	—	99,341	—		99,341
United States	62,687	15,495	—		78,182
Short-Term Investment
Investment Company	858,326	—	—		858,326

Total Assets	$12,321,716	$78,612,828	$—		$90,934,544

Liabilities:
Futures	$(496)	$—	$—		$(496)

Total Liabilities	$(496)	$—	$—		$(496)

Total	$12,321,220	$78,612,828	$—		$90,934,048

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,204,690
Aggregate gross unrealized depreciation	(16,576,318)

Net unrealized depreciation	$(2,371,628)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$93,305,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,569,700	$27,626,720
Verizon Communications, Inc.	922,999	38,729,038

		66,355,758

Entertainment (1.3%)
Electronic Arts, Inc.	53,411	7,086,037
Live Nation Entertainment, Inc.*	31,149	3,294,630
Netflix, Inc.*	95,007	57,700,601
Take-Two Interactive Software, Inc.*	34,811	5,169,085
Walt Disney Co. (The)	402,699	49,274,250
Warner Bros Discovery, Inc.*	487,176	4,253,047

		126,777,650

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A*	1,293,740	195,264,178
Alphabet, Inc., Class C*	1,083,152	164,920,724
Match Group, Inc.*	59,673	2,164,936
Meta Platforms, Inc., Class A	482,995	234,532,712

		596,882,550

Media (0.6%)
Charter Communications, Inc., Class A*	21,680	6,300,858
Comcast Corp., Class A	869,901	37,710,208
Fox Corp., Class A	52,534	1,642,738
Fox Corp., Class B	28,963	828,921
Interpublic Group of Cos., Inc. (The)	84,084	2,743,661
News Corp., Class A	83,430	2,184,198
News Corp., Class B	25,172	681,154
Omnicom Group, Inc.	43,467	4,205,867
Paramount Global, Class B	105,918	1,246,655

		57,544,260

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	114,648	18,712,847

Total Communication Services		866,273,065

Consumer Discretionary (10.2%)
Automobile Components (0.1%)
Aptiv plc*	61,259	4,879,280
BorgWarner, Inc.	50,445	1,752,459

		6,631,739

Automobiles (1.3%)
Ford Motor Co.	856,810	11,378,437
General Motors Co.	253,442	11,493,595
Tesla, Inc.*	608,290	106,931,299

		129,803,331

Broadline Retail (3.8%)
Amazon.com, Inc.*	2,006,777	361,982,435
eBay, Inc.	113,940	6,013,753
Etsy, Inc.*	26,289	1,806,580

		369,802,768

Distributors (0.1%)
Genuine Parts Co.	30,779	4,768,590
LKQ Corp.	58,748	3,137,731
Pool Corp.	8,492	3,426,522

		11,332,843

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	95,621	15,773,640
Booking Holdings, Inc.	7,660	27,789,561
Caesars Entertainment, Inc.*	47,357	2,071,395
Carnival Corp.*	221,185	3,614,163
Chipotle Mexican Grill, Inc.*	6,020	17,498,755
Darden Restaurants, Inc.	26,215	4,381,837
Domino’s Pizza, Inc.	7,658	3,805,107
Expedia Group, Inc.*	28,708	3,954,527
Hilton Worldwide Holdings, Inc.	55,359	11,808,628
Las Vegas Sands Corp.	81,070	4,191,319
Marriott International, Inc., Class A	54,160	13,665,110
McDonald’s Corp.	159,240	44,897,718
MGM Resorts International*	59,992	2,832,222
Norwegian Cruise Line Holdings Ltd.*	93,397	1,954,799
Royal Caribbean Cruises Ltd.*	51,791	7,199,467
Starbucks Corp.	248,561	22,715,990
Wynn Resorts Ltd.	20,920	2,138,652
Yum! Brands, Inc.	61,690	8,553,319

		198,846,209

Household Durables (0.4%)
DR Horton, Inc.	65,562	10,788,227
Garmin Ltd.	33,604	5,002,627
Lennar Corp., Class A	54,262	9,331,979
Mohawk Industries, Inc.*	11,604	1,518,848
NVR, Inc.*	701	5,678,072
PulteGroup, Inc.	46,567	5,616,911

		37,936,664

Leisure Products (0.0%)†
Hasbro, Inc.	28,636	1,618,507

Specialty Retail (2.0%)
AutoZone, Inc.*	3,796	11,963,663
Bath & Body Works, Inc.	49,603	2,481,142
Best Buy Co., Inc.	42,086	3,452,315
CarMax, Inc.*	34,670	3,020,104
Home Depot, Inc. (The)	218,498	83,815,833
Lowe’s Cos., Inc.	126,259	32,161,955
O’Reilly Automotive, Inc.*	12,969	14,640,445
Ross Stores, Inc.	73,911	10,847,178
TJX Cos., Inc. (The)	250,203	25,375,588
Tractor Supply Co.	23,735	6,211,924
Ulta Beauty, Inc.*	10,661	5,574,424

		199,544,571

Textiles, Apparel & Luxury Goods (0.5%)
Deckers Outdoor Corp.*	5,635	5,304,000
Lululemon Athletica, Inc.*	25,210	9,848,287
NIKE, Inc., Class B	267,228	25,114,087
Ralph Lauren Corp.	8,572	1,609,479
Tapestry, Inc.	50,355	2,390,855
VF Corp.	72,556	1,113,009

		45,379,717

Total Consumer Discretionary		1,000,896,349

Consumer Staples (5.9%)
Beverages (1.4%)
Brown-Forman Corp., Class B	39,697	2,049,159
Coca-Cola Co. (The)	854,239	52,262,342
Constellation Brands, Inc., Class A	35,315	9,597,204
Keurig Dr Pepper, Inc.	228,648	7,012,634
Molson Coors Beverage Co., Class B	40,651	2,733,780
Monster Beverage Corp.*	162,176	9,613,793
PepsiCo, Inc.	301,740	52,807,518

		136,076,430

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	97,415	71,369,152
Dollar General Corp.	48,188	7,520,219
Dollar Tree, Inc.*	45,440	6,050,336
Kroger Co. (The)	145,306	8,301,332
Sysco Corp.	109,293	8,872,406
Target Corp.	101,352	17,960,588
Walgreens Boots Alliance, Inc.	157,139	3,408,345
Walmart, Inc.	939,767	56,545,780

		180,028,158

Food Products (0.8%)
Archer-Daniels-Midland Co.	117,098	7,354,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	31,896	$3,269,978
Campbell Soup Co.	43,193	1,919,929
Conagra Brands, Inc.	104,940	3,110,422
General Mills, Inc.	124,674	8,723,440
Hershey Co. (The)	32,906	6,400,217
Hormel Foods Corp.	63,628	2,219,981
J M Smucker Co. (The)	23,303	2,933,149
Kellanova	57,901	3,317,148
Kraft Heinz Co. (The)	175,027	6,458,496
Lamb Weston Holdings, Inc.	31,695	3,376,468
McCormick & Co., Inc. (Non-Voting)	55,201	4,239,989
Mondelez International, Inc., Class A	295,603	20,692,210
Tyson Foods, Inc., Class A	62,862	3,691,885

		77,708,237

Household Products (1.2%)
Church & Dwight Co., Inc.	54,090	5,642,128
Clorox Co. (The)	27,246	4,171,635
Colgate-Palmolive Co.	180,762	16,277,618
Kimberly-Clark Corp.	73,959	9,566,597
Procter & Gamble Co. (The)	516,578	83,814,780

		119,472,758

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,137	7,882,768
Kenvue, Inc.	378,373	8,119,885

		16,002,653

Tobacco (0.5%)
Altria Group, Inc.	387,147	16,887,352
Philip Morris International, Inc.	340,824	31,226,295

		48,113,647

Total Consumer Staples		577,401,883

Energy (3.9%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	219,732	7,361,022
Halliburton Co.	195,412	7,703,141
Schlumberger NV	313,368	17,175,700

		32,239,863

Oil, Gas & Consumable Fuels (3.6%)
APA Corp.	66,532	2,287,370
Chevron Corp.	380,778	60,063,922
ConocoPhillips	258,638	32,919,445
Coterra Energy, Inc.	165,135	4,603,964
Devon Energy Corp.	140,658	7,058,218
Diamondback Energy, Inc.	39,294	7,786,892
EOG Resources, Inc.	128,024	16,366,588
EQT Corp.	90,303	3,347,532
Exxon Mobil Corp.#	871,787	101,336,521
Hess Corp.	60,431	9,224,188
Kinder Morgan, Inc.	424,546	7,786,174
Marathon Oil Corp.	128,484	3,641,237
Marathon Petroleum Corp.	80,790	16,279,185
Occidental Petroleum Corp.	144,497	9,390,860
ONEOK, Inc.	127,892	10,253,102
Phillips 66	94,401	15,419,459
Pioneer Natural Resources Co.	51,289	13,463,362
Targa Resources Corp.	48,952	5,482,134
Valero Energy Corp.	74,742	12,757,712
Williams Cos., Inc. (The)	267,068	10,407,640

		349,875,505

Total Energy		382,115,368

Financials (13.0%)
Banks (3.3%)
Bank of America Corp.	1,511,509	57,316,421
Citigroup, Inc.	417,803	26,421,862
Citizens Financial Group, Inc.	102,354	3,714,427
Comerica, Inc.	28,957	1,592,345
Fifth Third Bancorp	149,533	5,564,123
Huntington Bancshares, Inc.	317,962	4,435,570
JPMorgan Chase & Co.	634,687	127,127,806
KeyCorp	205,612	3,250,726
M&T Bank Corp.	36,476	5,305,069
PNC Financial Services Group, Inc. (The)	87,383	14,121,093
Regions Financial Corp.	202,853	4,268,027
Truist Financial Corp.	292,808	11,413,656
US Bancorp	341,824	15,279,533
Wells Fargo & Co.	790,088	45,793,500

		325,604,158

Capital Markets (2.8%)
Ameriprise Financial, Inc.	21,998	9,644,803
Bank of New York Mellon Corp. (The)	166,705	9,605,542
BlackRock, Inc.	30,699	25,593,756
Blackstone, Inc.	157,927	20,746,870
Cboe Global Markets, Inc.	23,174	4,257,759
Charles Schwab Corp. (The)	326,720	23,634,925
CME Group, Inc.	79,032	17,014,799
FactSet Research Systems, Inc.	8,361	3,799,155
Franklin Resources, Inc.	65,892	1,852,224
Goldman Sachs Group, Inc. (The)	71,594	29,904,098
Intercontinental Exchange, Inc.	125,711	17,276,463
Invesco Ltd.	98,682	1,637,134
MarketAxess Holdings, Inc.	8,322	1,824,599
Moody’s Corp.	34,551	13,579,580
Morgan Stanley	275,035	25,897,296
MSCI, Inc.	17,364	9,731,654
Nasdaq, Inc.	74,733	4,715,652
Northern Trust Corp.	45,033	4,004,334
Raymond James Financial, Inc.	41,301	5,303,874
S&P Global, Inc.	70,538	30,010,392
State Street Corp.	66,288	5,125,388
T. Rowe Price Group, Inc.	49,155	5,992,978

		271,153,275

Consumer Finance (0.5%)
American Express Co.	125,545	28,585,341
Capital One Financial Corp.	83,512	12,434,102
Discover Financial Services	54,897	7,196,448
Synchrony Financial	89,318	3,851,392

		52,067,283

Financial Services (4.2%)
Berkshire Hathaway, Inc., Class B*	399,437	167,971,247
Corpay, Inc.*	15,852	4,890,976
Fidelity National Information Services, Inc.	130,073	9,648,815
Fiserv, Inc.*	131,764	21,058,522
Global Payments, Inc.	57,165	7,640,674
Jack Henry & Associates, Inc.	15,997	2,779,159
Mastercard, Inc., Class A	181,126	87,224,848
PayPal Holdings, Inc.*	235,288	15,761,943
Visa, Inc., Class A	347,220	96,902,158

		413,878,342

Insurance (2.2%)
Aflac, Inc.	115,568	9,922,668
Allstate Corp. (The)	57,629	9,970,393
American International Group, Inc.	154,125	12,047,951
Aon plc, Class A	43,955	14,668,663
Arch Capital Group Ltd.*	81,450	7,529,238
Arthur J Gallagher & Co.	47,596	11,900,904
Assurant, Inc.	11,403	2,146,501
Brown & Brown, Inc.	51,859	4,539,737
Chubb Ltd.	88,972	23,055,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	34,234	$4,250,836
Everest Group Ltd.	9,485	3,770,288
Globe Life, Inc.	18,803	2,188,105
Hartford Financial Services Group, Inc. (The)	65,532	6,753,073
Loews Corp.	40,001	3,131,678
Marsh & McLennan Cos., Inc.	108,013	22,248,518
MetLife, Inc.	134,768	9,987,656
Principal Financial Group, Inc.	48,153	4,156,085
Progressive Corp. (The)	128,496	26,575,543
Prudential Financial, Inc.	79,253	9,304,302
Travelers Cos., Inc. (The)	50,099	11,529,784
W R Berkley Corp.	44,494	3,935,049
Willis Towers Watson plc	22,511	6,190,525

		209,802,811

Total Financials		1,272,505,869

Health Care (12.3%)
Biotechnology (1.9%)
AbbVie, Inc.	387,603	70,582,506
Amgen, Inc.	117,453	33,394,237
Biogen, Inc.*	31,811	6,859,406
Gilead Sciences, Inc.	273,545	20,037,171
Incyte Corp.*	40,836	2,326,427
Moderna, Inc.*	72,825	7,760,232
Regeneron Pharmaceuticals, Inc.*	23,193	22,323,031
Vertex Pharmaceuticals, Inc.*	56,575	23,648,916

		186,931,926

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	381,131	43,319,349
Align Technology, Inc.*	15,637	5,127,685
Baxter International, Inc.	111,487	4,764,954
Becton Dickinson & Co.	63,425	15,694,516
Boston Scientific Corp.*	321,620	22,027,754
Cooper Cos., Inc. (The)	43,631	4,426,801
Dentsply Sirona, Inc.	46,511	1,543,700
Dexcom, Inc.*	84,635	11,738,875
Edwards Lifesciences Corp.*	133,150	12,723,814
GE HealthCare Technologies, Inc.	88,972	8,088,445
Hologic, Inc.*	51,533	4,017,513
IDEXX Laboratories, Inc.*	18,233	9,844,544
Insulet Corp.*	15,330	2,627,562
Intuitive Surgical, Inc.*	77,349	30,869,212
Medtronic plc	291,910	25,439,957
ResMed, Inc.	32,292	6,394,785
STERIS plc	21,693	4,877,020
Stryker Corp.	74,236	26,566,837
Teleflex, Inc.	10,317	2,333,396
Zimmer Biomet Holdings, Inc.	45,879	6,055,110

		248,481,829

Health Care Providers & Services (2.6%)
Cardinal Health, Inc.	53,399	5,975,348
Cencora, Inc.	36,349	8,832,443
Centene Corp.*	117,340	9,208,843
Cigna Group (The)	64,216	23,322,609
CVS Health Corp.	276,278	22,035,933
DaVita, Inc.*	11,826	1,632,579
Elevance Health, Inc.	51,583	26,747,849
HCA Healthcare, Inc.	43,484	14,503,219
Henry Schein, Inc.*	28,526	2,154,284
Humana, Inc.	26,833	9,303,538
Laboratory Corp. of America Holdings	18,639	4,071,876
McKesson Corp.	28,849	15,487,586
Molina Healthcare, Inc.*	12,733	5,231,098
Quest Diagnostics, Inc.	24,369	3,243,758
UnitedHealth Group, Inc.	203,056	100,451,803
Universal Health Services, Inc., Class B	13,393	2,443,687

		254,646,453

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	64,334	9,361,240
Bio-Rad Laboratories, Inc., Class A*	4,595	1,589,273
Bio-Techne Corp.	34,510	2,429,159
Charles River Laboratories International, Inc.(x)*	11,262	3,051,439
Danaher Corp.	144,378	36,054,074
Illumina, Inc.*	34,863	4,787,387
IQVIA Holdings, Inc.*	40,066	10,132,291
Mettler-Toledo International, Inc.*	4,715	6,277,032
Revvity, Inc.	27,093	2,844,765
Thermo Fisher Scientific, Inc.	84,823	49,299,976
Waters Corp.*	12,981	4,468,450
West Pharmaceutical Services, Inc.	16,244	6,427,913

		136,722,999

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	446,707	24,224,921
Catalent, Inc.*	39,679	2,239,880
Eli Lilly and Co.	175,064	136,192,789
Johnson & Johnson	528,490	83,601,833
Merck & Co., Inc.	556,315	73,405,764
Pfizer, Inc.	1,239,604	34,399,011
Viatris, Inc.	263,374	3,144,686
Zoetis, Inc.	100,793	17,055,183

		374,264,067

Total Health Care		1,201,047,274

Industrials (8.7%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	15,464	4,838,376
Boeing Co. (The)*	125,911	24,299,564
General Dynamics Corp.	49,843	14,080,149
Howmet Aerospace, Inc.	85,874	5,876,358
Huntington Ingalls Industries, Inc.	8,692	2,533,457
L3Harris Technologies, Inc.	41,611	8,867,304
Lockheed Martin Corp.	47,214	21,476,232
Northrop Grumman Corp.	30,962	14,820,271
RTX Corp.	291,289	28,409,416
Textron, Inc.	43,031	4,127,964
TransDigm Group, Inc.	12,208	15,035,373

		144,364,464

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	25,609	1,949,869
Expeditors International of Washington, Inc.	31,918	3,880,271
FedEx Corp.	50,472	14,623,757
United Parcel Service, Inc., Class B	158,783	23,599,918

		44,053,815

Building Products (0.5%)
A.O. Smith Corp.	26,965	2,412,289
Allegion plc	19,273	2,596,266
Builders FirstSource, Inc.*	27,079	5,647,325
Carrier Global Corp.	183,420	10,662,205
Johnson Controls International plc	149,615	9,772,852
Masco Corp.	48,247	3,805,723
Trane Technologies plc	49,957	14,997,091

		49,893,751

Commercial Services & Supplies (0.6%)
Cintas Corp.	18,917	12,996,547
Copart, Inc.*	191,835	11,111,083
Republic Services, Inc.	44,899	8,595,465
Rollins, Inc.	61,634	2,851,805
Veralto Corp.	48,144	4,268,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	80,466	$17,151,328

		56,974,675

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,896	8,286,581

Electrical Equipment (0.6%)
AMETEK, Inc.	50,669	9,267,360
Eaton Corp. plc	87,662	27,410,154
Emerson Electric Co.	125,510	14,235,344
Generac Holdings, Inc.*	13,487	1,701,250
Hubbell, Inc., Class B	11,773	4,886,384
Rockwell Automation, Inc.	25,157	7,328,989

		64,829,481

Ground Transportation (1.1%)
CSX Corp.	433,836	16,082,301
JB Hunt Transport Services, Inc.	17,902	3,566,973
Norfolk Southern Corp.	49,590	12,639,003
Old Dominion Freight Line, Inc.	39,286	8,615,813
Uber Technologies, Inc.*	451,779	34,782,465
Union Pacific Corp.	133,870	32,922,649

		108,609,204

Industrial Conglomerates (0.9%)
3M Co.	121,339	12,870,428
General Electric Co.	238,931	41,939,558
Honeywell International, Inc.	144,731	29,706,038

		84,516,024

Machinery (1.8%)
Caterpillar, Inc.	111,764	40,953,683
Cummins, Inc.	31,131	9,172,749
Deere & Co.	57,166	23,480,363
Dover Corp.	30,713	5,442,036
Fortive Corp.	76,992	6,622,852
IDEX Corp.	16,603	4,051,464
Illinois Tool Works, Inc.	59,694	16,017,691
Ingersoll Rand, Inc.	88,868	8,438,017
Nordson Corp.	11,912	3,270,320
Otis Worldwide Corp.	89,013	8,836,321
PACCAR, Inc.	114,835	14,226,908
Parker-Hannifin Corp.	28,191	15,668,276
Pentair plc	36,289	3,100,532
Snap-on, Inc.	11,587	3,432,301
Stanley Black & Decker, Inc.	33,658	3,296,128
Westinghouse Air Brake Technologies Corp.	39,332	5,729,886
Xylem, Inc.	52,926	6,840,156

		178,579,683

Passenger Airlines (0.2%)
American Airlines Group, Inc.*	143,638	2,204,843
Delta Air Lines, Inc.	140,583	6,729,708
Southwest Airlines Co.	130,991	3,823,627
United Airlines Holdings, Inc.*	72,012	3,447,935

		16,206,113

Professional Services (0.7%)
Automatic Data Processing, Inc.	90,184	22,522,552
Broadridge Financial Solutions, Inc.	25,855	5,296,655
Dayforce, Inc.*	34,276	2,269,414
Equifax, Inc.	27,069	7,241,499
Jacobs Solutions, Inc.	27,585	4,240,642
Leidos Holdings, Inc.	30,188	3,957,345
Paychex, Inc.	70,305	8,633,454
Paycom Software, Inc.	10,549	2,099,357
Robert Half, Inc.	22,862	1,812,499
Verisk Analytics, Inc.	31,830	7,503,286

		65,576,703

Trading Companies & Distributors (0.3%)
Fastenal Co.	125,627	9,690,867
United Rentals, Inc.	14,751	10,637,094
WW Grainger, Inc.	9,698	9,865,775

		30,193,736

Total Industrials		852,084,230

Information Technology (29.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	55,322	16,042,274
Cisco Systems, Inc.	892,088	44,524,112
F5, Inc.*	12,910	2,447,607
Juniper Networks, Inc.	70,671	2,619,067
Motorola Solutions, Inc.	36,436	12,934,051

		78,567,111

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	131,426	15,159,989
CDW Corp.	29,409	7,522,234
Corning, Inc.	168,574	5,556,199
Jabil, Inc.	28,001	3,750,734
Keysight Technologies, Inc.*	38,347	5,996,704
TE Connectivity Ltd.	67,793	9,846,255
Teledyne Technologies, Inc.*	10,359	4,447,326
Trimble, Inc.*	54,614	3,514,957
Zebra Technologies Corp., Class A*	11,275	3,398,736

		59,193,134

IT Services (1.2%)
Accenture plc, Class A	137,649	47,710,520
Akamai Technologies, Inc.*	33,113	3,601,370
Cognizant Technology Solutions Corp., Class A	109,330	8,012,795
EPAM Systems, Inc.*	12,667	3,498,119
Gartner, Inc.*	17,113	8,157,254
International Business Machines Corp.	200,881	38,360,236
VeriSign, Inc.*	19,348	3,666,639

		113,006,933

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Micro Devices, Inc.*	354,727	64,024,676
Analog Devices, Inc.	108,856	21,530,628
Applied Materials, Inc.	182,669	37,671,828
Broadcom, Inc.	96,608	128,045,209
Enphase Energy, Inc.*	29,804	3,605,688
First Solar, Inc.*	23,456	3,959,373
Intel Corp.	928,208	40,998,947
KLA Corp.	29,689	20,739,845
Lam Research Corp.	28,782	27,963,728
Microchip Technology, Inc.	118,636	10,642,836
Micron Technology, Inc.	242,350	28,570,641
Monolithic Power Systems, Inc.	10,544	7,142,716
NVIDIA Corp.	542,260	489,964,446
NXP Semiconductors NV	56,589	14,021,057
ON Semiconductor Corp.*	93,815	6,900,093
Qorvo, Inc.*	21,196	2,433,937
QUALCOMM, Inc.	245,005	41,479,347
Skyworks Solutions, Inc.	35,176	3,810,264
Teradyne, Inc.	33,563	3,786,913
Texas Instruments, Inc.	199,624	34,776,497

		992,068,669

Software (10.6%)
Adobe, Inc.*	99,231	50,071,963
ANSYS, Inc.*	19,082	6,624,507
Autodesk, Inc.*	46,963	12,230,104
Cadence Design Systems, Inc.*	59,728	18,592,132
Fair Isaac Corp.*	5,456	6,817,872
Fortinet, Inc.*	139,926	9,558,345
Gen Digital, Inc.	123,047	2,756,253
Intuit, Inc.	61,457	39,947,050
Microsoft Corp.	1,631,265	686,305,811
Oracle Corp.	350,026	43,966,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	69,220	$19,667,479
PTC, Inc.*	26,246	4,958,919
Roper Technologies, Inc.	23,452	13,152,820
Salesforce, Inc.	212,513	64,004,665
ServiceNow, Inc.*	45,005	34,311,812
Synopsys, Inc.*	33,484	19,136,106
Tyler Technologies, Inc.*	9,248	3,930,492

		1,036,033,096

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	3,186,681	546,452,058
Hewlett Packard Enterprise Co.	285,400	5,060,142
HP, Inc.	191,436	5,785,196
NetApp, Inc.	45,232	4,748,003
Seagate Technology Holdings plc	42,776	3,980,307
Super Micro Computer, Inc.*	10,683	10,790,151
Western Digital Corp.*	71,184	4,857,596

		581,673,453

Total Information Technology		2,860,542,396

Materials (2.3%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	48,804	11,823,745
Albemarle Corp.	25,763	3,394,018
Celanese Corp.	21,986	3,778,514
CF Industries Holdings, Inc.	41,944	3,490,160
Corteva, Inc.	154,068	8,885,102
Dow, Inc.	154,180	8,931,647
DuPont de Nemours, Inc.	94,426	7,239,641
Eastman Chemical Co.	25,752	2,580,865
Ecolab, Inc.	55,572	12,831,575
FMC Corp.	27,389	1,744,679
International Flavors & Fragrances, Inc.	56,043	4,819,138
Linde plc	106,452	49,427,793
LyondellBasell Industries NV, Class A	56,193	5,747,420
Mosaic Co. (The)	71,753	2,329,102
PPG Industries, Inc.	51,767	7,501,038
Sherwin-Williams Co. (The)	51,699	17,956,614

		152,481,051

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	13,569	8,330,552
Vulcan Materials Co.	29,171	7,961,349

		16,291,901

Containers & Packaging (0.2%)
Amcor plc	317,308	3,017,599
Avery Dennison Corp.	17,680	3,947,060
Ball Corp.	69,221	4,662,727
International Paper Co.	75,964	2,964,115
Packaging Corp. of America	19,529	3,706,214
Westrock Co.	56,414	2,789,672

		21,087,387

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	314,813	14,802,507
Newmont Corp.	253,016	9,068,094
Nucor Corp.	53,971	10,680,861
Steel Dynamics, Inc.	33,393	4,949,844

		39,501,306

Total Materials		229,361,645

Real Estate (2.3%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	155,414	2,914,012
Ventas, Inc. (REIT)	88,338	3,846,237
Welltower, Inc. (REIT)	121,508	11,353,708

		18,113,957

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	154,870	3,202,712

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	202,847	26,414,736

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	34,571	4,456,548
Boston Properties, Inc. (REIT)	31,698	2,070,196

		6,526,744

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	65,286	6,348,411
CoStar Group, Inc.*	89,651	8,660,286

		15,008,697

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	31,142	5,778,710
Camden Property Trust (REIT)	23,440	2,306,496
Equity Residential (REIT)	75,775	4,782,160
Essex Property Trust, Inc. (REIT)	14,095	3,450,597
Invitation Homes, Inc. (REIT)	126,287	4,497,080
Mid-America Apartment Communities, Inc. (REIT)	25,624	3,371,606
UDR, Inc. (REIT)	66,435	2,485,333

		26,671,982

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,127	1,646,889
Kimco Realty Corp. (REIT)	146,244	2,867,845
Realty Income Corp. (REIT)	182,578	9,877,470
Regency Centers Corp. (REIT)	36,065	2,184,096
Simon Property Group, Inc. (REIT)	71,550	11,196,860

		27,773,160

Specialized REITs (1.0%)
American Tower Corp. (REIT)	102,341	20,221,558
Crown Castle, Inc. (REIT)	95,211	10,076,180
Digital Realty Trust, Inc. (REIT)	66,488	9,576,932
Equinix, Inc. (REIT)	20,611	17,010,877
Extra Space Storage, Inc. (REIT)	46,384	6,818,448
Iron Mountain, Inc. (REIT)	64,103	5,141,702
Public Storage (REIT)	34,742	10,077,264
SBA Communications Corp. (REIT)	23,685	5,132,539
VICI Properties, Inc. (REIT), Class A	227,119	6,765,875
Weyerhaeuser Co. (REIT)	160,209	5,753,105

		96,574,480

Total Real Estate		220,286,468

Utilities (2.2%)
Electric Utilities (1.5%)
Alliant Energy Corp.	56,022	2,823,509
American Electric Power Co., Inc.	115,450	9,940,245
Constellation Energy Corp.	70,117	12,961,128
Duke Energy Corp.	169,264	16,369,521
Edison International	84,208	5,956,032
Entergy Corp.	46,426	4,906,300
Evergy, Inc.	50,433	2,692,114
Eversource Energy	76,690	4,583,761
Exelon Corp.	218,537	8,210,435
FirstEnergy Corp.	113,377	4,378,620
NextEra Energy, Inc.	450,429	28,786,917
NRG Energy, Inc.	49,564	3,354,987
PG&E Corp.	468,387	7,850,166
Pinnacle West Capital Corp.	24,895	1,860,403
PPL Corp.	161,827	4,455,097
Southern Co. (The)	239,433	17,176,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	121,145	$6,511,544

		142,817,702

Gas Utilities (0.0%)†
Atmos Energy Corp.	33,115	3,936,380

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	147,009	2,635,871

Multi-Utilities (0.6%)
Ameren Corp.	57,726	4,269,415
CenterPoint Energy, Inc.	138,578	3,948,087
CMS Energy Corp.	64,642	3,900,498
Consolidated Edison, Inc.	75,789	6,882,399
Dominion Energy, Inc.	183,709	9,036,646
DTE Energy Co.	45,324	5,082,633
NiSource, Inc.	90,760	2,510,422
Public Service Enterprise Group, Inc.	109,399	7,305,665
Sempra	138,162	9,924,177
WEC Energy Group, Inc.	69,250	5,686,810

		58,546,752

Water Utilities (0.1%)
American Water Works Co., Inc.	42,745	5,223,867

Total Utilities		213,160,572

Total Common Stocks (99.0%) (Cost $2,570,301,851)		9,675,675,119

SHORT-TERM INVESTMENT:
Investment Company (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,469,511	2,469,511

Total Short-Term Investment (0.0%)† (Cost $2,469,511)		2,469,511

Total Investments in Securities (99.0%) (Cost $2,572,771,362)		9,678,144,630
Other Assets Less Liabilities (1.0%)		98,645,070

Net Assets (100%)		$9,776,789,700

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,873,680.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $2,471,335. This was collateralized by cash of $2,469,511 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	349	6/2024	USD	92,633,325	1,752,597

					1,752,597

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$866,273,065	$—	$—	$866,273,065
Consumer Discretionary	1,000,896,349	—	—	1,000,896,349
Consumer Staples	577,401,883	—	—	577,401,883
Energy	382,115,368	—	—	382,115,368
Financials	1,272,505,869	—	—	1,272,505,869
Health Care	1,201,047,274	—	—	1,201,047,274
Industrials	852,084,230	—	—	852,084,230
Information Technology	2,860,542,396	—	—	2,860,542,396
Materials	229,361,645	—	—	229,361,645
Real Estate	220,286,468	—	—	220,286,468
Utilities	213,160,572	—	—	213,160,572
Future	1,752,597	—	—	1,752,597
Short-Term Investment
Investment Company	2,469,511	—	—	2,469,511

Total Assets	$9,679,897,227	$—	$—	$9,679,897,227

Total Liabilities	$—	$—	$—	$—

Total	$9,679,897,227	$—	$—	$9,679,897,227

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,307,207,809
Aggregate gross unrealized depreciation	(218,300,742)

Net unrealized appreciation	$7,088,907,067

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,590,990,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	321,900	$5,665,440
Cellnex Telecom SA(m)	10,200	360,610
Liberty Global Ltd., Class C(x)*	12,493	220,377

		6,246,427

Entertainment (1.7%)
Capcom Co. Ltd.	17,200	321,094
Netflix, Inc.*	8,602	5,224,253
Roku, Inc.*	3,400	221,578
Sea Ltd. (ADR)*	40,705	2,186,266
Spotify Technology SA*	2,900	765,310
Take-Two Interactive Software, Inc.*	1,848	274,409
TKO Group Holdings, Inc., Class A	23,500	2,030,635
Ubisoft Entertainment SA*	31,800	669,166
Walt Disney Co. (The)	73,745	9,023,438

		20,716,149

Interactive Media & Services (6.7%)
Alphabet, Inc., Class A*	181,700	27,423,981
Alphabet, Inc., Class C*	83,720	12,747,207
Match Group, Inc.*	35,106	1,273,646
Meta Platforms, Inc., Class A	80,959	39,312,071
Snap, Inc., Class A*	156,184	1,792,992

		82,549,897

Media (0.4%)
Altice USA, Inc., Class A*	299,169	780,831
Charter Communications, Inc., Class A*	3,500	1,017,205
Comcast Corp., Class A	38,032	1,648,687
Liberty Broadband Corp., Class A*	29,666	1,694,522
Paramount Global, Class B(x)	6,800	80,036

		5,221,281

Total Communication Services		114,733,754

Consumer Discretionary (10.2%)
Automobiles (1.1%)
General Motors Co.	42,200	1,913,770
Tesla, Inc.*	63,460	11,155,634

		13,069,404

Broadline Retail (4.8%)
Amazon.com, Inc.*	322,700	58,208,626
Etsy, Inc.*	12,700	872,744

		59,081,370

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	15,400	2,540,384
Booking Holdings, Inc.	1,210	4,389,735
Chipotle Mexican Grill, Inc.*	1,085	3,153,845
Domino’s Pizza, Inc.	2,380	1,182,574
Dutch Bros, Inc., Class A(x)*	6,050	199,650
Flutter Entertainment plc*	4,760	948,637
Las Vegas Sands Corp.	19,910	1,029,347
Marriott International, Inc., Class A	11,810	2,979,781
Red Rock Resorts, Inc., Class A	8,290	495,908
Starbucks Corp.	7,810	713,756
Sweetgreen, Inc., Class A*	6,600	166,716
Wingstop, Inc.	5,340	1,956,576
Yum! Brands, Inc.	19,250	2,669,013

		22,425,922

Household Durables (0.0%)†
DR Horton, Inc.	1,017	167,347

Leisure Products (0.1%)
YETI Holdings, Inc.*	23,650	911,708

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A*	14,300	1,792,219
Aritzia, Inc.*	24,600	679,222
Gap, Inc. (The)	19,310	531,990
Home Depot, Inc. (The)	11,720	4,495,792
O’Reilly Automotive, Inc.*	2,220	2,506,114
Signet Jewelers Ltd.	5,890	589,412
TJX Cos., Inc. (The)	63,370	6,426,985
Williams-Sonoma, Inc.	4,290	1,362,204

		18,383,938

Textiles, Apparel & Luxury Goods (0.9%)
Hermes International SCA	480	1,225,228
Lululemon Athletica, Inc.*	3,600	1,406,340
LVMH Moet Hennessy Louis Vuitton SE	480	431,730
NIKE, Inc., Class B	35,350	3,322,193
PVH Corp.	7,500	1,054,575
Ralph Lauren Corp.	9,150	1,718,004
Tapestry, Inc.	29,060	1,379,769
VF Corp.	16,580	254,337

		10,792,176

Total Consumer Discretionary		124,831,865

Consumer Staples (5.7%)
Beverages (1.8%)
Boston Beer Co., Inc. (The), Class A*	2,190	666,680
Brown-Forman Corp., Class B	10,000	516,200
Celsius Holdings, Inc.*	2,900	240,468
Coca-Cola Co. (The)	125,406	7,672,339
Constellation Brands, Inc., Class A	10,603	2,881,471
Diageo plc	9,900	365,549
Keurig Dr Pepper, Inc.	53,374	1,636,981
Monster Beverage Corp.*	48,371	2,867,433
PepsiCo, Inc.	26,603	4,655,791

		21,502,912

Consumer Staples Distribution & Retail (1.7%)
Alimentation Couche-Tard, Inc.	9,620	549,055
BJ’s Wholesale Club Holdings, Inc.*	3,300	249,645
Costco Wholesale Corp.	13,337	9,771,086
Dollar Tree, Inc.*	4,325	575,874
Maplebear, Inc.*	5,100	190,179
Sprouts Farmers Market, Inc.*	4,500	290,160
Target Corp.	15,700	2,782,197
Walmart, Inc.	112,063	6,742,831

		21,151,027

Food Products (0.6%)
Freshpet, Inc.(x)*	4,462	516,967
Hershey Co. (The)	3,366	654,687
J M Smucker Co. (The)	6,700	843,329
Lamb Weston Holdings, Inc.	9,741	1,037,709
McCormick & Co., Inc. (Non-Voting)	14,071	1,080,794
Mondelez International, Inc., Class A	40,931	2,865,170

		6,998,656

Household Products (1.0%)
Procter & Gamble Co. (The)	77,074	12,505,256

Personal Care Products (0.4%)
e.l.f. Beauty, Inc.*	4,500	882,135
Estee Lauder Cos., Inc. (The), Class A	11,337	1,747,598
Kenvue, Inc.	92,526	1,985,608
Olaplex Holdings, Inc.(x)*	119,400	229,248

		4,844,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.2%)
Altria Group, Inc.	64,100	$2,796,042

Total Consumer Staples		69,798,482

Energy (4.0%)
Energy Equipment & Services (0.3%)
Expro Group Holdings NV*	37,590	750,673
Schlumberger NV	20,599	1,129,031
Weatherford International plc*	13,317	1,537,048

		3,416,752

Oil, Gas & Consumable Fuels (3.7%)
Africa Oil Corp.(x)	567,233	988,276
Athabasca Oil Corp.*	371,230	1,433,342
Exxon Mobil Corp.	189,030	21,972,847
Galp Energia SGPS SA	90,790	1,500,086
Hess Corp.	5,792	884,091
Imperial Oil Ltd.	61,982	4,275,205
Kosmos Energy Ltd.*	147,552	879,410
MEG Energy Corp.*	141,346	3,245,255
Phillips 66	20,189	3,297,671
Shell plc (ADR)	48,020	3,219,261
Valero Energy Corp.	21,792	3,719,676

		45,415,120

Total Energy		48,831,872

Financials (13.4%)
Banks (4.7%)
AIB Group plc	134,500	682,576
Bank of America Corp.	165,753	6,285,354
Citigroup, Inc.	93,609	5,919,833
Citizens Financial Group, Inc.	35,300	1,281,037
DNB Bank ASA	44,000	872,574
Eurobank Ergasias Services and Holdings SA*	731,984	1,407,247
HDFC Bank Ltd.	29,354	509,597
JPMorgan Chase & Co.	107,939	21,620,182
KeyCorp	156,861	2,479,972
M&T Bank Corp.	14,473	2,104,953
Pathward Financial, Inc.	14,900	752,152
Piraeus Financial Holdings SA*	153,692	642,682
PNC Financial Services Group, Inc. (The)	23,862	3,856,099
Wells Fargo & Co.	158,214	9,170,083

		57,584,341

Capital Markets (2.7%)
Bank of New York Mellon Corp. (The)	63,927	3,683,474
BlackRock, Inc.	4,697	3,915,889
Cboe Global Markets, Inc.	6,289	1,155,478
CME Group, Inc.	11,091	2,387,781
Interactive Brokers Group, Inc., Class A	3,260	364,175
London Stock Exchange Group plc	10,741	1,286,536
LPL Financial Holdings, Inc.	7,139	1,886,124
MarketAxess Holdings, Inc.	7,877	1,727,032
Moody’s Corp.	7,560	2,971,307
Morgan Stanley	68,591	6,458,529
Screaming Eagle Acquisition Corp., Class A*	2,000	21,400
State Street Corp.	20,400	1,577,328
StepStone Group, Inc., Class A	23,558	841,963
Tradeweb Markets, Inc., Class A	8,000	833,360
UBS Group AG (Registered)(x)	88,556	2,720,440
Virtu Financial, Inc., Class A	29,724	609,936

		32,440,752

Consumer Finance (0.3%)
Discover Financial Services	17,500	2,294,075
OneMain Holdings, Inc.(x)	19,492	995,846
Shriram Finance Ltd.	27,585	780,493

		4,070,414

Financial Services (3.4%)
Apollo Global Management, Inc.	45,297	5,093,648
Berkshire Hathaway, Inc., Class A*	4	2,537,760
Block, Inc., Class A*	91,815	7,765,713
Corpay, Inc.*	5,000	1,542,700
Fiserv, Inc.*	24,623	3,935,248
Global Payments, Inc.	19,630	2,623,746
Mastercard, Inc., Class A	6,100	2,937,577
UWM Holdings Corp., Class A(x)	94,798	688,233
Visa, Inc., Class A	52,890	14,760,541

		41,885,166

Insurance (2.3%)
Arthur J Gallagher & Co.	14,759	3,690,340
Chubb Ltd.	17,568	4,552,396
Direct Line Insurance Group plc*	284,940	701,472
Everest Group Ltd.	4,496	1,787,160
Fairfax Financial Holdings Ltd.	2,045	2,204,352
Globe Life, Inc.	7,658	891,162
Hartford Financial Services Group, Inc. (The)	29,702	3,060,791
Marsh & McLennan Cos., Inc.	19,720	4,061,926
Progressive Corp. (The)	20,742	4,289,860
Prudential plc	37,764	354,142
Unum Group	44,423	2,383,738

		27,977,339

Total Financials		163,958,012

Health Care (12.4%)
Biotechnology (1.5%)
Gilead Sciences, Inc.	82,070	6,011,628
Moderna, Inc.*	34,497	3,676,000
Regeneron Pharmaceuticals, Inc.*	8,937	8,601,773
Vertex Pharmaceuticals, Inc.*	1,710	714,797

		19,004,198

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	13,220	1,502,585
Boston Scientific Corp.*	213,592	14,628,916
Intuitive Surgical, Inc.*	17,352	6,925,010
Penumbra, Inc.*	6,881	1,535,701
Shockwave Medical, Inc.*	5,700	1,856,091
Stryker Corp.	32,294	11,557,054

		38,005,357

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	17,500	1,386,350
Cencora, Inc.	33,128	8,049,773
CVS Health Corp.	46,073	3,674,783
Surgery Partners, Inc.*	94,587	2,821,530
UnitedHealth Group, Inc.	35,079	17,353,581

		33,286,017

Life Sciences Tools & Services (0.7%)
10X Genomics, Inc., Class A*	5,600	210,168
Danaher Corp.	19,492	4,867,542
Sartorius Stedim Biotech*	1,600	456,224
Thermo Fisher Scientific, Inc.	4,285	2,490,485

		8,024,419

Pharmaceuticals (4.4%)
AstraZeneca plc (ADR)	74,501	5,047,443
Eli Lilly and Co.	28,078	21,843,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Indivior plc*	91,510	$1,956,559
Merck & Co., Inc.	122,919	16,219,162
Royalty Pharma plc, Class A	109,810	3,334,930
UCB SA	41,424	5,112,568

		53,514,223

Total Health Care		151,834,214

Industrials (9.1%)
Aerospace & Defense (1.7%)
Boeing Co. (The)*	26,855	5,182,746
Howmet Aerospace, Inc.	42,520	2,909,644
Lockheed Martin Corp.	12,735	5,792,770
Northrop Grumman Corp.	4,459	2,134,345
RTX Corp.	15,089	1,471,630
TransDigm Group, Inc.	2,990	3,682,484

		21,173,619

Air Freight & Logistics (0.2%)
FedEx Corp.	7,580	2,196,229

Building Products (0.8%)
Trane Technologies plc	31,409	9,428,982

Construction & Engineering (0.2%)
Quanta Services, Inc.	9,230	2,397,954

Electrical Equipment (1.1%)
AMETEK, Inc.	41,967	7,675,765
Eaton Corp. plc	17,940	5,609,479

		13,285,244

Ground Transportation (1.4%)
CSX Corp.	104,910	3,889,014
Old Dominion Freight Line, Inc.	23,920	5,245,895
Uber Technologies, Inc.*	48,885	3,763,656
Union Pacific Corp.	16,430	4,040,630

		16,939,195

Industrial Conglomerates (0.8%)
General Electric Co.	56,363	9,893,397

Machinery (2.7%)
Caterpillar, Inc.	15,436	5,656,213
Deere & Co.	4,100	1,684,034
Dover Corp.	31,770	5,629,326
Fortive Corp.	53,002	4,559,232
Ingersoll Rand, Inc.	72,250	6,860,138
Parker-Hannifin Corp.	16,824	9,350,611

		33,739,554

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	19,430	930,114

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	118,832	1,193,073

Total Industrials		111,177,361

Information Technology (28.2%)
Electronic Equipment, Instruments & Components (0.0%)†
Amphenol Corp., Class A	5,700	657,495
IT Services (0.9%)
Capgemini SE	13,600	3,129,614
EPAM Systems, Inc.*	7,400	2,043,584
MongoDB, Inc.*	9,000	3,227,760
Snowflake, Inc., Class A*	8,700	1,405,920
Twilio, Inc., Class A*	21,900	1,339,185

		11,146,063

Semiconductors & Semiconductor Equipment (9.7%)
Advanced Micro Devices, Inc.*	31,300	5,649,337
ASML Holding NV	4,800	4,620,240
Astera Labs, Inc.*	2,200	163,218
Lattice Semiconductor Corp.*	22,100	1,728,883
Marvell Technology, Inc.	46,200	3,274,656
Micron Technology, Inc.	92,600	10,916,614
NVIDIA Corp.	80,000	72,284,800
NXP Semiconductors NV	17,100	4,236,867
ON Semiconductor Corp.*	49,900	3,670,145
Renesas Electronics Corp.	119,000	2,109,896
SolarEdge Technologies, Inc.(x)*	32,000	2,271,360
Taiwan Semiconductor Manufacturing Co. Ltd.	283,000	6,800,100
Teradyne, Inc.	12,400	1,399,092

		119,125,208

Software (12.7%)
Adobe, Inc.*	22,200	11,202,120
Autodesk, Inc.*	17,500	4,557,350
Elastic NV*	15,000	1,503,600
Five9, Inc.*	24,800	1,540,328
HubSpot, Inc.*	6,200	3,884,672
Intuit, Inc.	12,000	7,800,000
Microsoft Corp.	246,300	103,623,336
Salesforce, Inc.	39,900	12,017,082
Synopsys, Inc.*	9,000	5,143,500
Tenable Holdings, Inc.*	24,000	1,186,320
Workday, Inc., Class A*	10,500	2,863,875

		155,322,183

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	331,600	56,862,768
Samsung Electronics Co. Ltd.	45,560	2,734,446
Wiwynn Corp.	9,000	615,870

		60,213,084

Total Information Technology		346,464,033

Materials (2.3%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	4,762	1,153,690
Cabot Corp.	6,561	604,924
Celanese Corp.	4,577	786,603
Chemours Co. (The)	30,513	801,272
Corteva, Inc.	20,439	1,178,717
Dow, Inc.	32,600	1,888,518
DuPont de Nemours, Inc.	7,394	566,898
Ecolab, Inc.	8,830	2,038,847
Element Solutions, Inc.	14,050	350,969
Koppers Holdings, Inc.	4,260	235,024
Linde plc	15,097	7,009,839
LyondellBasell Industries NV, Class A	9,533	975,035
Mosaic Co. (The)	13,335	432,854
Olin Corp.	7,746	455,465
Sherwin-Williams Co. (The)	3,760	1,305,961
Tronox Holdings plc	40,052	694,902
Westlake Corp.	2,972	454,122

		20,933,640

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,142	1,315,059

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,526	363,466
Greif, Inc., Class A	5,697	393,378

		756,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.4%)
First Quantum Minerals Ltd.	39,110	$420,392
Franco-Nevada Corp.	3,746	446,351
Freeport-McMoRan, Inc.	40,976	1,926,691
Ivanhoe Mines Ltd., Class A*	39,145	467,006
Nucor Corp.	7,770	1,537,683
Teck Resources Ltd., Class B	6,870	314,509

		5,112,632

Total Materials		28,118,175

Real Estate (2.1%)
Health Care REITs (0.3%)
Omega Healthcare Investors, Inc. (REIT)	13,700	433,879
Ventas, Inc. (REIT)	22,999	1,001,377
Welltower, Inc. (REIT)	23,787	2,222,657

		3,657,913

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	29,065	3,784,844

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	325	41,896
COPT Defense Properties (REIT)	12,513	302,439

		344,335

Real Estate Management & Development (0.0%)†
DigitalBridge Group, Inc.	4,300	82,861

Residential REITs (0.4%)
Equity LifeStyle Properties, Inc. (REIT)	17,339	1,116,632
Essex Property Trust, Inc. (REIT)	3,981	974,589
Invitation Homes, Inc. (REIT)	57,532	2,048,714
Mid-America Apartment Communities, Inc. (REIT)	4,943	650,400
Sun Communities, Inc. (REIT)	6,000	771,480

		5,561,815

Retail REITs (0.2%)
Simon Property Group, Inc. (REIT)	12,934	2,024,042

Specialized REITs (0.9%)
American Tower Corp. (REIT)	13,391	2,645,928
Crown Castle, Inc. (REIT)	13,899	1,470,931
CubeSmart (REIT)	18,148	820,652
Digital Realty Trust, Inc. (REIT)	4,900	705,796
Equinix, Inc. (REIT)	4,257	3,513,430
Extra Space Storage, Inc. (REIT)	360	52,920
Public Storage (REIT)	5,300	1,537,318

		10,746,975

Total Real Estate		26,202,785

Utilities (2.2%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	7,800	671,580
Constellation Energy Corp.	11,666	2,156,460
Edison International	30,500	2,157,265
Entergy Corp.	14,100	1,490,088
Evergy, Inc.	11,700	624,546
Eversource Energy	25,700	1,536,089
Exelon Corp.	13,700	514,709
FirstEnergy Corp.	35,000	1,351,700
NextEra Energy, Inc.	69,400	4,435,354
NRG Energy, Inc.	11,213	759,008
PG&E Corp.	158,900	2,663,164
PPL Corp.	49,600	1,365,488
Southern Co. (The)	19,400	1,391,756
Xcel Energy, Inc.	15,300	822,375

		21,939,582

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	63,500	1,138,555

Multi-Utilities (0.3%)
NiSource, Inc.	41,000	1,134,060
Sempra	39,600	2,844,468

		3,978,528

Total Utilities		27,056,665

Total Common Stocks (98.9%) (Cost $764,972,820)		1,213,007,218

EXCHANGE TRADED FUND (ETF):
Equity (0.3%)
iShares Core S&P 500 ETF	7,400	3,890,402

Total Exchange Traded Fund (0.3%) (Cost $3,675,482)		3,890,402

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,201,247	1,201,247

Total Short-Term Investment (0.1%) (Cost $1,201,247)		1,201,247

Total Investments in Securities (99.3%) (Cost $769,849,549)		1,218,098,867
Other Assets Less Liabilities (0.7%)		8,673,231

Net Assets (100%)		$1,226,772,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $360,610 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $4,985,016. This was collateralized by $3,944,883 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/2/24 - 11/15/53 and by cash of $1,201,247 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	4,598	USD	4,965	Royal Bank of Canada	4/3/2024	(4)
GBP	13,689	USD	17,284	Deutsche Bank AG	4/3/2024	(6)

Net unrealized depreciation						(10)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$113,382,884	$1,350,870	$—	$114,733,754
Consumer Discretionary	122,226,270	2,605,595	—	124,831,865
Consumer Staples	69,432,933	365,549	—	69,798,482
Energy	47,331,786	1,500,086	—	48,831,872
Financials	156,720,693	7,237,319	—	163,958,012
Health Care	144,308,863	7,525,351	—	151,834,214
Industrials	111,177,361	—	—	111,177,361
Information Technology	326,453,867	20,010,166	—	346,464,033
Materials	28,118,175	—	—	28,118,175
Real Estate	26,202,785	—	—	26,202,785
Utilities	27,056,665	—	—	27,056,665
Exchange Traded Fund	3,890,402	—	—	3,890,402
Short-Term Investment
Investment Company	1,201,247	—	—	1,201,247

Total Assets	$1,177,503,931	$40,594,936	$—	$1,218,098,867

Liabilities:
Forward Currency Contracts	$—	$(10)	$—	$(10)

Total Liabilities	$—	$(10)	$—	$(10)

Total	$1,177,503,931	$40,594,926	$—	$1,218,098,857

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$477,260,426
Aggregate gross unrealized depreciation	(30,343,932)

Net unrealized appreciation	$446,916,494

Federal income tax cost of investments in securities and derivative instruments, if applicable	$771,182,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,396	$182,970
Verizon Communications, Inc.	6,176	259,145

		442,115

Entertainment (0.3%)
Electronic Arts, Inc.	357	47,363
Live Nation Entertainment, Inc.*	198	20,942
Netflix, Inc.*	629	382,011
Take-Two Interactive Software, Inc.*	228	33,856
Walt Disney Co. (The)	2,690	329,148
Warner Bros Discovery, Inc.*	3,256	28,425

		841,745

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	8,603	1,298,451
Alphabet, Inc., Class C*	7,203	1,096,729
Match Group, Inc.*	393	14,258
Meta Platforms, Inc., Class A	3,211	1,559,197

		3,968,635

Media (0.1%)
Charter Communications, Inc., Class A*	146	42,432
Comcast Corp., Class A	5,754	249,436
Fox Corp., Class A	375	11,726
Fox Corp., Class B	199	5,695
Interpublic Group of Cos., Inc. (The)	553	18,044
News Corp., Class A	536	14,033
News Corp., Class B	170	4,600
Omnicom Group, Inc.	283	27,383
Paramount Global, Class B	688	8,098

		381,447

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	766	125,027

Total Communication Services		5,758,969

Consumer Discretionary (2.4%)
Automobile Components (0.0%)†
Aptiv plc*	413	32,896
BorgWarner, Inc.	333	11,568

		44,464

Automobiles (0.3%)
Ford Motor Co.	5,694	75,616
General Motors Co.	1,726	78,274
Tesla, Inc.*	4,047	711,422

		865,312

Broadline Retail (0.9%)
Amazon.com, Inc.*	13,344	2,406,991
eBay, Inc.	767	40,482
Etsy, Inc.*	172	11,820

		2,459,293

Distributors (0.0%)†
Genuine Parts Co.	208	32,225
LKQ Corp.	370	19,762
Pool Corp.	55	22,193

		74,180

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	632	104,255
Booking Holdings, Inc.	51	185,022
Caesars Entertainment, Inc.*	322	14,084
Carnival Corp.*	1,461	23,873
Chipotle Mexican Grill, Inc.*	40	116,271
Darden Restaurants, Inc.	171	28,583
Domino’s Pizza, Inc.	50	24,844
Expedia Group, Inc.*	194	26,723
Hilton Worldwide Holdings, Inc.	370	78,925
Las Vegas Sands Corp.	543	28,073
Marriott International, Inc., Class A	359	90,579
McDonald’s Corp.	1,063	299,713
MGM Resorts International*	415	19,592
Norwegian Cruise Line Holdings Ltd.*	573	11,993
Royal Caribbean Cruises Ltd.*	339	47,124
Starbucks Corp.	1,664	152,073
Wynn Resorts Ltd.	143	14,619
Yum! Brands, Inc.	408	56,569

		1,322,915

Household Durables (0.1%)
DR Horton, Inc.	436	71,744
Garmin Ltd.	217	32,305
Lennar Corp., Class A	362	62,256
Mohawk Industries, Inc.*	73	9,555
NVR, Inc.*	5	40,500
PulteGroup, Inc.	307	37,030

		253,390

Leisure Products (0.0%)†
Hasbro, Inc.	182	10,287

Specialty Retail (0.5%)
AutoZone, Inc.*	25	78,791
Bath & Body Works, Inc.	322	16,106
Best Buy Co., Inc.	276	22,640
CarMax, Inc.*	222	19,338
Home Depot, Inc. (The)	1,451	556,604
Lowe’s Cos., Inc.	837	213,209
O’Reilly Automotive, Inc.*	88	99,342
Ross Stores, Inc.	494	72,500
TJX Cos., Inc. (The)	1,653	167,647
Tractor Supply Co.	158	41,352
Ulta Beauty, Inc.*	73	38,170

		1,325,699

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	38	35,768
Lululemon Athletica, Inc.*	168	65,629
NIKE, Inc., Class B	1,769	166,251
Ralph Lauren Corp.	58	10,890
Tapestry, Inc.	340	16,143
VF Corp.	462	7,087

		301,768

Total Consumer Discretionary		6,657,308

Consumer Staples (1.4%)
Beverages (0.3%)
Brown-Forman Corp., Class B	256	13,215
Coca-Cola Co. (The)	5,653	345,851
Constellation Brands, Inc., Class A	238	64,679
Keurig Dr Pepper, Inc.	1,568	48,091
Molson Coors Beverage Co., Class B	266	17,888
Monster Beverage Corp.*	1,062	62,955
PepsiCo, Inc.	2,013	352,295

		904,974

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	649	475,477
Dollar General Corp.	318	49,627
Dollar Tree, Inc.*	307	40,877
Kroger Co. (The)	953	54,445
Sysco Corp.	739	59,992
Target Corp.	666	118,022
Walgreens Boots Alliance, Inc.	1,021	22,145
Walmart, Inc.	6,267	377,085

		1,197,670

Food Products (0.2%)
Archer-Daniels-Midland Co.	780	48,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Bunge Global SA	214	$21,939
Campbell Soup Co.	272	12,090
Conagra Brands, Inc.	669	19,829
General Mills, Inc.	808	56,536
Hershey Co. (The)	216	42,012
Hormel Foods Corp.	401	13,991
J M Smucker Co. (The)	156	19,636
Kellanova	391	22,400
Kraft Heinz Co. (The)	1,174	43,321
Lamb Weston Holdings, Inc.	217	23,117
McCormick & Co., Inc. (Non-Voting)	362	27,805
Mondelez International, Inc., Class A	1,975	138,250
Tyson Foods, Inc., Class A	399	23,433

		513,351

Household Products (0.3%)
Church & Dwight Co., Inc.	350	36,508
Clorox Co. (The)	174	26,641
Colgate-Palmolive Co.	1,197	107,790
Kimberly-Clark Corp.	493	63,770
Procter & Gamble Co. (The)	3,439	557,978

		792,687

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	332	51,178
Kenvue, Inc.	2,529	54,272

		105,450

Tobacco (0.1%)
Altria Group, Inc.	2,576	112,365
Philip Morris International, Inc.	2,251	206,237

		318,602

Total Consumer Staples		3,832,734

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,468	49,178
Halliburton Co.	1,281	50,497
Schlumberger NV	2,077	113,840

		213,515

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	442	15,196
Chevron Corp.	2,543	401,133
ConocoPhillips	1,722	219,176
Coterra Energy, Inc.	1,118	31,170
Devon Energy Corp.	929	46,617
Diamondback Energy, Inc.	261	51,722
EOG Resources, Inc.	849	108,536
EQT Corp.	596	22,094
Exxon Mobil Corp.	5,804	674,657
Hess Corp.	403	61,514
Kinder Morgan, Inc.	2,833	51,957
Marathon Oil Corp.	823	23,324
Marathon Petroleum Corp.	533	107,399
Occidental Petroleum Corp.	953	61,935
ONEOK, Inc.	842	67,503
Phillips 66	640	104,538
Pioneer Natural Resources Co.	349	91,613
Targa Resources Corp.	318	35,613
Valero Energy Corp.	491	83,809
Williams Cos., Inc. (The)	1,772	69,055

		2,328,561

Total Energy		2,542,076

Financials (3.0%)
Banks (0.8%)
Bank of America Corp.	10,126	383,978
Citigroup, Inc.	2,775	175,491
Citizens Financial Group, Inc.	675	24,496
Comerica, Inc.	180	9,898
Fifth Third Bancorp	1,015	37,768
Huntington Bancshares, Inc.	2,169	30,258
JPMorgan Chase & Co.	4,228	846,869
KeyCorp	1,400	22,134
M&T Bank Corp.	245	35,633
PNC Financial Services Group, Inc. (The)	582	94,051
Regions Financial Corp.	1,351	28,425
Truist Financial Corp.	1,933	75,348
US Bancorp	2,249	100,530
Wells Fargo & Co.	5,249	304,232

		2,169,111

Capital Markets (0.6%)
Ameriprise Financial, Inc.	146	64,012
Bank of New York Mellon Corp. (The)	1,129	65,053
BlackRock, Inc.	208	173,410
Blackstone, Inc.	1,071	140,697
Cboe Global Markets, Inc.	150	27,559
Charles Schwab Corp. (The)	2,156	155,965
CME Group, Inc.	525	113,027
FactSet Research Systems, Inc.	54	24,537
Goldman Sachs Group, Inc. (The)	475	198,403
Intercontinental Exchange, Inc.	831	114,204
Invesco Ltd.	641	10,634
MarketAxess Holdings, Inc.	58	12,717
Moody’s Corp.	228	89,611
Morgan Stanley	1,827	172,030
MSCI, Inc.	116	65,012
Nasdaq, Inc.	505	31,866
Northern Trust Corp.	298	26,498
Raymond James Financial, Inc.	281	36,086
S&P Global, Inc.	469	199,536
State Street Corp.	455	35,181
T. Rowe Price Group, Inc.	325	39,624

		1,795,662

Consumer Finance (0.1%)
American Express Co.	838	190,804
Capital One Financial Corp.	550	81,890
Discover Financial Services	368	48,241
Synchrony Financial	618	26,648

		347,583

Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	2,658	1,117,742
Corpay, Inc.*	104	32,088
Fidelity National Information
Services, Inc.	849	62,979
Fiserv, Inc.*	871	139,203
Global Payments, Inc.	373	49,855
Jack Henry & Associates, Inc.	109	18,937
Mastercard, Inc., Class A	1,202	578,847
PayPal Holdings, Inc.*	1,576	105,576
Visa, Inc., Class A	2,312	645,233

		2,750,460

Insurance (0.5%)
Aflac, Inc.	769	66,026
Allstate Corp. (The)	377	65,225
American International Group, Inc.	1,016	79,421
Aon plc, Class A	291	97,113
Arch Capital Group Ltd.*	533	49,271
Arthur J Gallagher & Co.	316	79,013
Assurant, Inc.	72	13,553
Brown & Brown, Inc.	368	32,215
Chubb Ltd.	589	152,628
Cincinnati Financial Corp.	225	27,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Everest Group Ltd.	62	$24,645
Globe Life, Inc.	132	15,361
Hartford Financial Services Group, Inc. (The)	429	44,208
Loews Corp.	276	21,608
Marsh & McLennan Cos., Inc.	728	149,953
MetLife, Inc.	895	66,328
Principal Financial Group, Inc.	327	28,223
Progressive Corp. (The)	850	175,797
Prudential Financial, Inc.	528	61,987
Travelers Cos., Inc. (The)	334	76,867
W R Berkley Corp.	306	27,063
Willis Towers Watson plc	148	40,700

		1,395,143

Total Financials		8,457,959

Health Care (2.9%)
Biotechnology (0.5%)
AbbVie, Inc.	2,582	470,182
Amgen, Inc.	786	223,476
Biogen, Inc.*	208	44,851
Gilead Sciences, Inc.	1,839	134,707
Incyte Corp.*	260	14,812
Moderna, Inc.*	490	52,214
Regeneron Pharmaceuticals, Inc.*	153	147,261
Vertex Pharmaceuticals, Inc.*	373	155,918

		1,243,421

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,549	289,719
Align Technology, Inc.*	102	33,448
Baxter International, Inc.	720	30,773
Becton Dickinson & Co.	419	103,682
Boston Scientific Corp.*	2,133	146,089
Cooper Cos., Inc. (The)	300	30,438
Dentsply Sirona, Inc.	298	9,891
Dexcom, Inc.*	556	77,117
Edwards Lifesciences Corp.*	874	83,519
GE HealthCare Technologies, Inc.	607	55,182
Hologic, Inc.*	348	27,130
IDEXX Laboratories, Inc.*	122	65,872
Insulet Corp.*	105	17,997
Intuitive Surgical, Inc.*	520	207,527
Medtronic plc	1,926	167,851
ResMed, Inc.	215	42,576
STERIS plc	143	32,149
Stryker Corp.	490	175,356
Teleflex, Inc.	70	15,832
Zimmer Biomet Holdings, Inc.	303	39,990

		1,652,138

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	360	40,284
Cencora, Inc.	245	59,532
Centene Corp.*	776	60,900
Cigna Group (The)	426	154,719
CVS Health Corp.	1,857	148,114
DaVita, Inc.*	73	10,078
Elevance Health, Inc.	341	176,822
HCA Healthcare, Inc.	289	96,390
Henry Schein, Inc.*	186	14,047
Humana, Inc.	176	61,023
Laboratory Corp. of America Holdings	119	25,997
McKesson Corp.	192	103,075
Molina Healthcare, Inc.*	82	33,688
Quest Diagnostics, Inc.	165	21,963
UnitedHealth Group, Inc.	1,351	668,340
Universal Health Services, Inc., Class B	91	16,604

		1,691,576

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	422	61,405
Bio-Rad Laboratories, Inc., Class A*	30	10,376
Bio-Techne Corp.	233	16,401
Charles River Laboratories International, Inc.*	78	21,134
Danaher Corp.	954	238,233
Illumina, Inc.*	229	31,446
IQVIA Holdings, Inc.*	267	67,522
Mettler-Toledo International, Inc.*	31	41,270
Revvity, Inc.	176	18,480
Thermo Fisher Scientific, Inc.	567	329,546
Waters Corp.*	87	29,948
West Pharmaceutical Services, Inc.	109	43,133

		908,894

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	2,956	160,304
Catalent, Inc.*	283	15,975
Eli Lilly and Co.	1,164	905,546
Johnson & Johnson	3,516	556,196
Merck & Co., Inc.	3,700	488,215
Pfizer, Inc.	8,279	229,742
Viatris, Inc.	1,716	20,489
Zoetis, Inc.	661	111,848

		2,488,315

Total Health Care		7,984,344

Industrials (2.0%)
Aerospace & Defense (0.3%)
Axon Enterprise, Inc.*	104	32,539
Boeing Co. (The)*	844	162,884
General Dynamics Corp.	331	93,504
Howmet Aerospace, Inc.	583	39,895
Huntington Ingalls Industries, Inc.	55	16,031
L3Harris Technologies, Inc.	273	58,176
Lockheed Martin Corp.	314	142,829
Northrop Grumman Corp.	204	97,647
RTX Corp.	1,932	188,428
Textron, Inc.	278	26,668
TransDigm Group, Inc.	81	99,760

		958,361

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	173	13,172
Expeditors International of Washington, Inc.	215	26,137
FedEx Corp.	335	97,063
United Parcel Service, Inc., Class B	1,068	158,737

		295,109

Building Products (0.1%)
A.O. Smith Corp.	177	15,834
Allegion plc	128	17,243
Builders FirstSource, Inc.*	179	37,331
Carrier Global Corp.	1,222	71,035
Johnson Controls International plc	995	64,993
Masco Corp.	323	25,478
Trane Technologies plc	329	98,766

		330,680

Commercial Services & Supplies (0.1%)
Cintas Corp.	125	85,879
Copart, Inc.*	1,257	72,806
Republic Services, Inc.	294	56,283
Rollins, Inc.	411	19,017
Veralto Corp.	315	27,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Waste Management, Inc.	529	$112,756

		374,669

Construction & Engineering (0.0%)†
Quanta Services, Inc.	214	55,597

Electrical Equipment (0.2%)
AMETEK, Inc.	339	62,003
Eaton Corp. plc	587	183,543
Emerson Electric Co.	851	96,521
Generac Holdings, Inc.*	87	10,974
Hubbell, Inc., Class B	78	32,374
Rockwell Automation, Inc.	166	48,361

		433,776

Ground Transportation (0.3%)
CSX Corp.	2,880	106,762
JB Hunt Transport Services, Inc.	114	22,714
Norfolk Southern Corp.	326	83,088
Old Dominion Freight Line, Inc.	258	56,582
Uber Technologies, Inc.*	2,987	229,969
Union Pacific Corp.	899	221,091

		720,206

Industrial Conglomerates (0.2%)
3M Co.	797	84,538
General Electric Co.	1,598	280,497
Honeywell International, Inc.	957	196,424

		561,459

Machinery (0.4%)
Caterpillar, Inc.	742	271,891
Cummins, Inc.	206	60,698
Deere & Co.	381	156,492
Dover Corp.	199	35,261
Fortive Corp.	538	46,279
IDEX Corp.	112	27,330
Illinois Tool Works, Inc.	399	107,064
Ingersoll Rand, Inc.	582	55,261
Nordson Corp.	80	21,963
Otis Worldwide Corp.	596	59,165
PACCAR, Inc.	762	94,404
Parker-Hannifin Corp.	186	103,377
Pentair plc	231	19,737
Snap-on, Inc.	79	23,401
Stanley Black & Decker, Inc.	225	22,034
Westinghouse Air Brake Technologies Corp.	260	37,877
Xylem, Inc.	346	44,717

		1,186,951

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	924	14,183
Delta Air Lines, Inc.	927	44,375
Southwest Airlines Co.	857	25,016
United Airlines Holdings, Inc.*	479	22,935

		106,509

Professional Services (0.2%)
Automatic Data Processing, Inc.	598	149,345
Broadridge Financial Solutions, Inc.	167	34,212
Dayforce, Inc.*	215	14,235
Equifax, Inc.	179	47,886
Jacobs Solutions, Inc.	177	27,210
Leidos Holdings, Inc.	205	26,873
Paychex, Inc.	471	57,839
Paycom Software, Inc.	68	13,533
Robert Half, Inc.	157	12,447
Verisk Analytics, Inc.	210	49,503

		433,083

Trading Companies & Distributors (0.1%)
Fastenal Co.	858	66,186
United Rentals, Inc.	98	70,669
WW Grainger, Inc.	65	66,124

		202,979

Total Industrials		5,659,379

Information Technology (6.9%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	367	106,423
Cisco Systems, Inc.	5,950	296,964
F5, Inc.*	84	15,926
Juniper Networks, Inc.	459	17,010
Motorola Solutions, Inc.	242	85,905

		522,228

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	873	100,701
CDW Corp.	191	48,854
Corning, Inc.	1,087	35,827
Jabil, Inc.	186	24,915
Keysight Technologies, Inc.*	263	41,128
TE Connectivity Ltd.	453	65,794
Teledyne Technologies, Inc.*	67	28,764
Trimble, Inc.*	375	24,135
Zebra Technologies Corp., Class A*	72	21,704

		391,822

IT Services (0.3%)
Accenture plc, Class A	920	318,881
Akamai Technologies, Inc.*	220	23,927
Cognizant Technology Solutions Corp., Class A	729	53,429
EPAM Systems, Inc.*	86	23,750
Gartner, Inc.*	111	52,910
International Business Machines Corp.	1,341	256,077
VeriSign, Inc.*	131	24,826

		753,800

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	2,360	425,957
Analog Devices, Inc.	719	142,211
Applied Materials, Inc.	1,218	251,188
Broadcom, Inc.	642	850,913
Enphase Energy, Inc.*	193	23,349
First Solar, Inc.*	160	27,008
Intel Corp.	6,184	273,147
KLA Corp.	197	137,618
Lam Research Corp.	190	184,598
Microchip Technology, Inc.	783	70,243
Micron Technology, Inc.	1,624	191,454
Monolithic Power Systems, Inc.	69	46,742
NVIDIA Corp.	3,605	3,257,334
NXP Semiconductors NV	374	92,666
ON Semiconductor Corp.*	629	46,263
Qorvo, Inc.*	146	16,765
QUALCOMM, Inc.	1,631	276,128
Skyworks Solutions, Inc.	236	25,564
Teradyne, Inc.	221	24,936
Texas Instruments, Inc.	1,335	232,570

		6,596,654

Software (2.5%)
Adobe, Inc.*	659	332,531
ANSYS, Inc.*	124	43,048
Autodesk, Inc.*	308	80,209
Cadence Design Systems, Inc.*	393	122,333
Fair Isaac Corp.*	36	44,986
Fortinet, Inc.*	912	62,299
Gen Digital, Inc.	833	18,659
Intuit, Inc.	412	267,800
Microsoft Corp.	10,844	4,562,288
Oracle Corp.	2,333	293,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Palo Alto Networks, Inc.*	463	$131,552
PTC, Inc.*	173	32,687
Roper Technologies, Inc.	155	86,930
Salesforce, Inc.	1,412	425,266
ServiceNow, Inc.*	298	227,195
Synopsys, Inc.*	222	126,873
Tyler Technologies, Inc.*	63	26,776

		6,884,480

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	21,185	3,632,804
Hewlett Packard Enterprise Co.	1,915	33,953
HP, Inc.	1,274	38,500
NetApp, Inc.	304	31,911
Seagate Technology Holdings plc	275	25,589
Super Micro Computer, Inc.*	71	71,712
Western Digital Corp.*	471	32,141

		3,866,610

Total Information Technology		19,015,594

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	323	78,253
Albemarle Corp.	173	22,791
Celanese Corp.	151	25,951
CF Industries Holdings, Inc.	275	22,883
Corteva, Inc.	1,041	60,035
Dow, Inc.	1,012	58,625
DuPont de Nemours, Inc.	626	47,996
Eastman Chemical Co.	169	16,937
Ecolab, Inc.	370	85,433
FMC Corp.	172	10,956
International Flavors & Fragrances, Inc.	361	31,042
Linde plc	710	329,667
LyondellBasell Industries NV, Class A	378	38,662
Mosaic Co. (The)	485	15,743
PPG Industries, Inc.	336	48,687
Sherwin-Williams Co. (The)	343	119,134

		1,012,795

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	91	55,868
Vulcan Materials Co.	191	52,128

		107,996

Containers & Packaging (0.1%)
Amcor plc	2,099	19,961
Avery Dennison Corp.	113	25,227
Ball Corp.	471	31,727
International Paper Co.	506	19,744
Packaging Corp. of America	132	25,051
Westrock Co.	356	17,604

		139,314

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,093	98,413
Newmont Corp.	1,687	60,462
Nucor Corp.	352	69,661
Steel Dynamics, Inc.	226	33,500

		262,036

Total Materials		1,522,141

Real Estate (0.5%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	1,286	24,113
Ventas, Inc. (REIT)	568	24,731
Welltower, Inc. (REIT)	810	75,686

		124,530

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	984	20,349

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,345	175,146

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	230	29,649
Boston Properties, Inc. (REIT)	218	14,238

		43,887

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	449	43,661
CoStar Group, Inc.*	601	58,056

		101,717

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	209	38,782
Camden Property Trust (REIT)	150	14,760
Equity Residential (REIT)	493	31,113
Essex Property Trust, Inc. (REIT)	97	23,746
Invitation Homes, Inc. (REIT)	842	29,984
Mid-America Apartment Communities, Inc. (REIT)	170	22,369
UDR, Inc. (REIT)	459	17,171

		177,925

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	98	10,008
Kimco Realty Corp. (REIT)	943	18,492
Realty Income Corp. (REIT)	1,296	70,114
Regency Centers Corp. (REIT)	230	13,929
Simon Property Group, Inc. (REIT)	480	75,115

		187,658

Specialized REITs (0.2%)
American Tower Corp. (REIT)	690	136,337
Crown Castle, Inc. (REIT)	624	66,038
Digital Realty Trust, Inc. (REIT)	433	62,369
Equinix, Inc. (REIT)	136	112,245
Extra Space Storage, Inc. (REIT)	302	44,394
Iron Mountain, Inc. (REIT)	412	33,046
Public Storage (REIT)	228	66,134
SBA Communications Corp. (REIT)	154	33,372
VICI Properties, Inc. (REIT), Class A	1,538	45,817
Weyerhaeuser Co. (REIT)	1,043	37,454

		637,206

Total Real Estate		1,468,418

Utilities (0.5%)
Electric Utilities (0.4%)
Alliant Energy Corp.	382	19,253
American Electric Power Co., Inc.	770	66,297
Constellation Energy Corp.	460	85,031
Duke Energy Corp.	1,123	108,605
Edison International	568	40,175
Entergy Corp.	308	32,550
Evergy, Inc.	348	18,576
Eversource Energy	513	30,662
Exelon Corp.	1,440	54,101
FirstEnergy Corp.	862	33,290
NextEra Energy, Inc.	2,977	190,260
NRG Energy, Inc.	321	21,729
PG&E Corp.	3,070	51,453
Pinnacle West Capital Corp.	160	11,957
PPL Corp.	1,087	29,925
Southern Co. (The)	1,577	113,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Xcel Energy, Inc.	803	$43,161

		950,159

Gas Utilities (0.0%)†
Atmos Energy Corp.	212	25,200

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	988	17,715

Multi-Utilities (0.1%)
Ameren Corp.	386	28,549
CenterPoint Energy, Inc.	901	25,669
CMS Energy Corp.	428	25,825
Consolidated Edison, Inc.	500	45,405
Dominion Energy, Inc.	1,202	59,126
DTE Energy Co.	301	33,754
NiSource, Inc.	574	15,877
Public Service Enterprise Group, Inc.	729	48,683
Sempra	914	65,653
WEC Energy Group, Inc.	448	36,790

		385,331

Water Utilities (0.0%)†
American Water Works Co., Inc.	285	34,830

Total Utilities		1,413,235

Total Common Stocks (23.2%) (Cost $38,805,489)		64,312,157

EXCHANGE TRADED FUNDS (ETF):
Equity (33.3%)
iShares Core MSCI EAFE ETF	942,094	69,922,217
iShares Core S&P Mid-Cap ETF	191,245	11,616,221
iShares Russell 2000 ETF(x)	52,819	11,107,836

Total Exchange Traded Funds (33.3%) (Cost $73,475,576)		92,646,274

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (42.5%)
U.S. Treasury Notes
0.750%, 8/31/26	$5,779,500	5,284,602
2.250%, 2/15/27	17,079,000	16,083,615
2.375%, 5/15/27	16,824,500	15,836,104
0.500%, 10/31/27	4,563,000	3,986,565
1.000%, 7/31/28	9,373,500	8,172,479
2.875%, 8/15/28	14,471,500	13,670,846
1.250%, 9/30/28	12,661,500	11,116,269
1.375%, 10/31/28	10,926,000	9,629,391
3.125%, 8/31/29	8,689,000	8,230,737
3.875%, 9/30/29	8,644,000	8,496,106
0.625%, 8/15/30	22,019,000	17,639,284

Total U.S. Treasury Obligations		118,145,998

Total Long-Term Debt Securities (42.5%) (Cost $121,036,330)		118,145,998

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.4%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	1,017,356	1,017,356

Total Short-Term Investment (0.4%) (Cost $1,017,356)		1,017,356

Total Investments in Securities (99.4%) (Cost $234,334,751)		276,121,785
Other Assets Less Liabilities (0.6%)		1,704,253

Net Assets (100%)		$277,826,038

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $9,997,031. This was collateralized by $9,172,486 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.470%, maturing 4/2/24 - 11/15/53 and by cash of $1,017,356 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Micro E-Mini Index	10	6/2024	USD	265,425	3,375

					3,375

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,758,969	$—	$—	$5,758,969
Consumer Discretionary	6,657,308	—	—	6,657,308
Consumer Staples	3,832,734	—	—	3,832,734
Energy	2,542,076	—	—	2,542,076
Financials	8,457,959	—	—	8,457,959
Health Care	7,984,344	—	—	7,984,344
Industrials	5,659,379	—	—	5,659,379
Information Technology	19,015,594	—	—	19,015,594
Materials	1,522,141	—	—	1,522,141
Real Estate	1,468,418	—	—	1,468,418
Utilities	1,413,235	—	—	1,413,235
Exchange Traded Funds	92,646,274	—	—	92,646,274
Future	3,375	—	—	3,375
Short-Term Investment
Investment Company	1,017,356	—	—	1,017,356
U.S. Treasury Obligations	—	118,145,998	—	118,145,998

Total Assets	$157,979,162	$118,145,998	$—	$276,125,160

Total Liabilities	$—	$—	$—	$—

Total	$157,979,162	$118,145,998	$—	$276,125,160

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,432,268
Aggregate gross unrealized depreciation	(5,736,035)

Net unrealized appreciation	$41,696,233

Federal income tax cost of investments in securities and derivative instruments, if applicable	$234,428,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Hotels, Restaurants & Leisure (2.4%)
McDonald’s Corp.	24,059	$6,783,435
Starbucks Corp.	17,281	1,579,311

		8,362,746

Specialty Retail (4.0%)
Lowe’s Cos., Inc.	29,631	7,547,905
Ross Stores, Inc.	41,319	6,063,976

		13,611,881

Textiles, Apparel & Luxury Goods (1.4%)
NIKE, Inc., Class B	49,048	4,609,531

Total Consumer Discretionary		26,584,158

Consumer Staples (10.8%)
Beverages (2.0%)
PepsiCo, Inc.	39,012	6,827,490

Consumer Staples Distribution & Retail (3.3%)
Target Corp.	32,154	5,698,010
Walmart, Inc.	92,877	5,588,409

		11,286,419

Food Products (2.6%)
McCormick & Co., Inc. (Non-Voting)	51,565	3,960,708
Mondelez International, Inc., Class A	71,225	4,985,750

		8,946,458

Household Products (2.9%)
Colgate-Palmolive Co.	39,176	3,527,799
Procter & Gamble Co. (The)	38,573	6,258,469

		9,786,268

Total Consumer Staples		36,846,635

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Chevron Corp.	26,745	4,218,756
EOG Resources, Inc.	25,212	3,223,102
Exxon Mobil Corp.	26,132	3,037,584

Total Energy		10,479,442

Financials (7.7%)
Banks (1.8%)
JPMorgan Chase & Co.	30,744	6,158,023

Capital Markets (2.2%)
Charles Schwab Corp. (The)	24,800	1,794,032
Nasdaq, Inc.	89,891	5,672,122

		7,466,154

Financial Services (2.8%)
Visa, Inc., Class A	34,535	9,638,028

Insurance (0.9%)
Erie Indemnity Co., Class A	8,000	3,212,560

Total Financials		26,474,765

Health Care (18.5%)
Biotechnology (1.7%)
AbbVie, Inc.	31,537	5,742,888

Health Care Equipment & Supplies (9.5%)
Abbott Laboratories	54,866	6,236,069
Becton Dickinson & Co.	30,289	7,495,013
Medtronic plc	54,139	4,718,214
Stryker Corp.	39,608	14,174,515

		32,623,811

Health Care Providers & Services (2.7%)
UnitedHealth Group, Inc.	18,806	9,303,328

Life Sciences Tools & Services (3.0%)
Danaher Corp.	15,792	3,943,579
West Pharmaceutical Services, Inc.	15,951	6,311,970

		10,255,549

Pharmaceuticals (1.6%)
Johnson & Johnson	34,263	5,420,064

Total Health Care		63,345,640

Industrials (19.8%)
Aerospace & Defense (3.5%)
General Dynamics Corp.	18,872	5,331,151
RTX Corp.	67,399	6,573,425

		11,904,576

Air Freight & Logistics (1.5%)
United Parcel Service, Inc., Class B	35,440	5,267,447

Building Products (3.0%)
Carlisle Cos., Inc.	13,421	5,259,019
Johnson Controls International plc	79,901	5,219,133

		10,478,152

Commercial Services & Supplies (2.1%)
Cintas Corp.	9,840	6,760,375
Veralto Corp.	3,697	327,776

		7,088,151

Electrical Equipment (1.3%)
nVent Electric plc	59,787	4,507,940

Ground Transportation (2.0%)
JB Hunt Transport Services, Inc.	14,355	2,860,234
Norfolk Southern Corp.	16,443	4,190,827

		7,051,061

Industrial Conglomerates (2.2%)
Honeywell International, Inc.	36,333	7,457,348

Machinery (2.1%)
Donaldson Co., Inc.	29,736	2,220,685
Dover Corp.	27,368	4,849,336

		7,070,021

Trading Companies & Distributors (2.1%)
WW Grainger, Inc.	6,942	7,062,097

Total Industrials		67,886,793

Information Technology (21.6%)
IT Services (2.8%)
Accenture plc, Class A	27,305	9,464,186

Semiconductors & Semiconductor Equipment (4.6%)
Analog Devices, Inc.	39,494	7,811,518
Texas Instruments, Inc.	46,296	8,065,226

		15,876,744

Software (13.9%)
Microsoft Corp.	78,989	33,232,252
Roper Technologies, Inc.	25,941	14,548,751

		47,781,003

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.	5,385	923,420

Total Information Technology		74,045,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (8.2%)
Chemicals (8.2%)
Air Products and Chemicals, Inc.	27,282	$6,609,610
Ecolab, Inc.	22,123	5,108,201
Linde plc	29,482	13,689,082
Sherwin-Williams Co. (The)	7,800	2,709,174

Total Materials		28,116,067

Total Common Stocks (97.5%) (Cost $204,007,825)		333,778,853

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	4,302,746	4,304,467

Total Short-Term Investment (1.2%) (Cost $4,304,164)		4,304,467

Total Investments in Securities (98.7%) (Cost $208,311,989)		338,083,320
Other Assets Less Liabilities (1.3%)		4,298,646

Net Assets (100%)		$342,381,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,584,158	$—	$—	$26,584,158
Consumer Staples	36,846,635	—	—	36,846,635
Energy	10,479,442	—	—	10,479,442
Financials	26,474,765	—	—	26,474,765
Health Care	63,345,640	—	—	63,345,640
Industrials	67,886,793	—	—	67,886,793
Information Technology	74,045,353	—	—	74,045,353
Materials	28,116,067	—	—	28,116,067
Short-Term Investment
Investment Company	4,304,467	—	—	4,304,467

Total Assets	$338,083,320	$—	$—	$338,083,320

Total Liabilities	$—	$—	$—	$—

Total	$338,083,320	$—	$—	$338,083,320

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,087,555
Aggregate gross unrealized depreciation	(349,336)

Net unrealized appreciation	$129,738,219

Federal income tax cost of investments in securities and derivative instruments, if applicable	$208,345,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.8%)
Diversified Telecommunication Services (0.1%)
Anterix, Inc.*	558	$18,754
AST SpaceMobile, Inc., Class A(x)*	4,838	14,030
ATN International, Inc.	479	15,091
Bandwidth, Inc., Class A(x)*	960	17,530
Cogent Communications Holdings, Inc.	1,700	111,061
Consolidated Communications Holdings, Inc.*	3,093	13,362
Globalstar, Inc.(x)*	28,478	41,863
IDT Corp., Class B	541	20,455
Liberty Latin America Ltd., Class A*	1,553	10,824
Liberty Latin America Ltd., Class C*	5,533	38,676
Lumen Technologies, Inc.*	41,243	64,339
Ooma, Inc.*	1,003	8,556
Shenandoah Telecommunications Co.	1,888	32,794

		407,335

Entertainment (0.2%)
Atlanta Braves Holdings, Inc., Class A*	436	18,269
Atlanta Braves Holdings, Inc., Class C*	1,804	70,464
Cinemark Holdings, Inc.*	4,469	80,308
Eventbrite, Inc., Class A*	3,272	17,930
IMAX Corp.*	1,834	29,656
Lions Gate Entertainment Corp., Class A*	2,369	23,572
Lions Gate Entertainment Corp., Class B*	4,849	45,144
Loop Media, Inc.(x)*	1,604	588
Madison Square Garden Entertainment Corp., Class A*	1,499	58,776
Marcus Corp. (The)	1,042	14,859
Playstudios, Inc.*	3,467	9,638
Reservoir Media, Inc.*	816	6,471
Sphere Entertainment Co.*	1,051	51,583
Vivid Seats, Inc., Class A*	2,977	17,832

		445,090

Interactive Media & Services (0.2%)
Bumble, Inc., Class A*	4,060	46,081
Cargurus, Inc., Class A*	3,741	86,342
Cars.com, Inc.*	2,733	46,953
DHI Group, Inc.*	1,792	4,570
EverQuote, Inc., Class A*	878	16,296
fuboTV, Inc.(x)*	11,509	18,184
Grindr, Inc.*	1,657	16,785
MediaAlpha, Inc., Class A*	926	18,863
Nextdoor Holdings, Inc.*	6,403	14,407
Outbrain, Inc.*	1,596	6,304
QuinStreet, Inc.*	2,141	37,810
Shutterstock, Inc.(x)	1,004	45,993
System1, Inc.(x)*	1,090	2,136
TrueCar, Inc.*	3,824	12,963
Vimeo, Inc.*	6,380	26,094
Yelp, Inc., Class A*	2,679	105,553
Ziff Davis, Inc.*	1,787	112,653
ZipRecruiter, Inc., Class A*	2,617	30,069

		648,056

Media (0.3%)
Advantage Solutions, Inc.*	3,397	14,709
AMC Networks, Inc., Class A*	1,313	15,927
Boston Omaha Corp., Class A*	977	15,104
Cardlytics, Inc.(x)*	1,525	22,097
Clear Channel Outdoor Holdings, Inc.*	15,280	25,212
Daily Journal Corp.*	56	20,250
EchoStar Corp., Class A*	4,911	69,982
Emerald Holding, Inc.*	687	4,678
Entravision Communications Corp., Class A	2,600	4,264
EW Scripps Co. (The), Class A*	2,577	10,128
Gambling.com Group Ltd.*	156	1,424
Gannett Co., Inc.*	6,243	15,233
Gray Television, Inc.	3,418	21,602
iHeartMedia, Inc., Class A*	4,455	9,311
Integral Ad Science Holding Corp.*	2,687	26,789
John Wiley & Sons, Inc., Class A	1,474	56,204
Magnite, Inc.*	5,420	58,265
PubMatic, Inc., Class A*	1,736	41,178
Scholastic Corp.	1,050	39,596
Sinclair, Inc.	1,332	17,942
Stagwell, Inc., Class A*	3,251	20,221
TechTarget, Inc.*	986	32,617
TEGNA, Inc.	7,776	116,173
Thryv Holdings, Inc.*	1,266	28,143
Townsquare Media, Inc., Class A	514	5,644
Urban One, Inc.*	540	1,102
Urban One, Inc., Class A*	373	1,007
WideOpenWest, Inc.*	2,201	7,968

		702,770

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	2,349	20,624
Spok Holdings, Inc.	782	12,473
Telephone and Data Systems, Inc.	3,992	63,952
Tingo Group, Inc.(x)*	5,371	137

		97,186

Total Communication Services		2,300,437

Consumer Discretionary (11.4%)
Automobile Components (2.1%)
Adient plc*	54,718	1,801,317
American Axle & Manufacturing Holdings, Inc.*	4,388	32,296
Atmus Filtration Technologies, Inc.*	62,982	2,031,170
Cooper-Standard Holdings, Inc.*	733	12,138
Dana, Inc.	5,279	67,043
Dorman Products, Inc.*	1,060	102,173
Fox Factory Holding Corp.*	1,714	89,248
Gentherm, Inc.*	1,323	76,178
Goodyear Tire & Rubber Co. (The)*	11,312	155,314
Holley, Inc.(x)*	2,154	9,607
LCI Industries	5,697	701,073
Luminar Technologies, Inc., Class A(x)*	10,515	20,715
Modine Manufacturing Co.*	2,071	197,139
Patrick Industries, Inc.	826	98,682
Solid Power, Inc.(x)*	6,818	13,841
Standard Motor Products, Inc.	799	26,806
Stoneridge, Inc.*	1,067	19,675
Visteon Corp.*	1,107	130,194
XPEL, Inc.(m)*	910	49,158

		5,633,767

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	485	3,507
Winnebago Industries, Inc.	1,098	81,252
Workhorse Group, Inc.(x)*	7,389	1,733

		86,492

Broadline Retail (0.0%)†
Big Lots, Inc.*	1,206	5,222
ContextLogic, Inc., Class A*	845	4,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Dillard’s, Inc., Class A(x)	138	$65,086
Qurate Retail, Inc., Class B*	58	263
Savers Value Village, Inc.*	1,051	20,263

		95,642

Distributors (0.0%)†
Weyco Group, Inc.	214	6,822

Diversified Consumer Services (0.4%)
2U, Inc.(x)*	3,555	1,385
Adtalem Global Education, Inc.*	1,599	82,189
Carriage Services, Inc., Class A	582	15,737
Chegg, Inc.*	4,588	34,731
Coursera, Inc.*	5,296	74,250
Duolingo, Inc., Class A*	1,176	259,402
European Wax Center, Inc., Class A*	1,381	17,925
Frontdoor, Inc.*	3,249	105,853
Graham Holdings Co., Class B	137	105,172
Laureate Education, Inc.	5,275	76,857
Lincoln Educational Services Corp.*	1,042	10,764
Nerdy, Inc.*	2,299	6,690
OneSpaWorld Holdings Ltd.*	3,211	42,482
Perdoceo Education Corp.	2,629	46,165
Strategic Education, Inc.	915	95,270
Stride, Inc.*	1,705	107,500
Udemy, Inc.*	3,543	38,902
Universal Technical Institute, Inc.*	1,369	21,822
WW International, Inc.*	2,365	4,375

		1,147,471

Hotels, Restaurants & Leisure (3.6%)
Accel Entertainment, Inc., Class A*	2,235	26,351
Bally’s Corp.(x)*	1,280	17,843
Biglari Holdings, Inc., Class B*	32	6,070
BJ’s Restaurants, Inc.*	932	33,720
Bloomin’ Brands, Inc.	3,518	100,896
Bowlero Corp., Class A(x)	713	9,768
Boyd Gaming Corp.	16,681	1,122,965
Brinker International, Inc.*	42,366	2,104,743
Carrols Restaurant Group, Inc.	1,488	14,151
Century Casinos, Inc.*	1,112	3,514
Cheesecake Factory, Inc. (The)(x)	1,829	66,118
Chuy’s Holdings, Inc.*	582	19,631
Cracker Barrel Old Country Store, Inc.(x)	890	64,730
Dalata Hotel Group plc	241,173	1,172,154
Dave & Buster’s Entertainment, Inc.*	1,350	84,510
Denny’s Corp.*	1,963	17,589
Dine Brands Global, Inc.	579	26,912
El Pollo Loco Holdings, Inc.*	1,259	12,263
Empire Resorts, Inc.(r)*	191	—
Everi Holdings, Inc.*	3,430	34,472
First Watch Restaurant Group, Inc.*	907	22,330
Full House Resorts, Inc.*	1,439	8,015
Global Business Travel Group I(x)*	1,419	8,528
Golden Entertainment, Inc.	792	29,169
Hilton Grand Vacations, Inc.*	71,321	3,367,064
Inspired Entertainment, Inc.*	947	9,337
International Game Technology plc	4,382	98,989
Jack in the Box, Inc.	756	51,771
Krispy Kreme, Inc.(x)	3,587	54,648
Kura Sushi USA, Inc., Class A(x)*	236	27,178
Life Time Group Holdings, Inc.*	1,814	28,153
Light & Wonder, Inc.*	3,605	368,035
Lindblad Expeditions Holdings, Inc.*	1,458	13,603
Monarch Casino & Resort, Inc.	563	42,219
Mondee Holdings, Inc., Class A(x)*	1,997	4,613
Nathan’s Famous, Inc.	124	8,779
Noodles & Co., Class A*	1,069	2,042
ONE Group Hospitality, Inc. (The)*	1,016	5,659
Papa John’s International, Inc.	1,318	87,779
PlayAGS, Inc.*	1,625	14,593
Portillo’s, Inc., Class A*	1,869	26,502
Potbelly Corp.*	1,058	12,812
RCI Hospitality Holdings, Inc.	355	20,590
Red Robin Gourmet Burgers, Inc.*	698	5,347
Red Rock Resorts, Inc., Class A	1,919	114,795
Rush Street Interactive, Inc.*	2,771	18,039
Sabre Corp.*	13,211	31,971
Shake Shack, Inc., Class A*	1,520	158,126
Six Flags Entertainment Corp.*	2,911	76,618
Super Group SGHC Ltd.*	4,841	16,701
Sweetgreen, Inc., Class A*	3,913	98,842
Target Hospitality Corp.*	1,297	14,098
United Parks & Resorts, Inc.*	1,478	83,078
Xponential Fitness, Inc., Class A*	747	12,355

		9,880,778

Household Durables (1.9%)
Beazer Homes USA, Inc.*	1,192	39,098
Cavco Industries, Inc.*	334	133,286
Century Communities, Inc.	5,887	568,096
Cricut, Inc., Class A	2,104	10,015
Dream Finders Homes, Inc., Class A*	944	41,281
Ethan Allen Interiors, Inc.	930	32,150
GoPro, Inc., Class A*	5,201	11,598
Green Brick Partners, Inc.*	1,042	62,760
Helen of Troy Ltd.*	958	110,400
Hooker Furnishings Corp.	484	11,621
Hovnanian Enterprises, Inc., Class A*	188	29,505
Installed Building Products, Inc.	933	241,395
iRobot Corp.(x)*	1,070	9,373
KB Home	2,719	192,723
Landsea Homes Corp.*	515	7,483
La-Z-Boy, Inc.	1,745	65,647
Legacy Housing Corp.*	382	8,221
LGI Homes, Inc.*	846	98,449
Lovesac Co. (The)*	610	13,786
M.D.C. Holdings, Inc.	2,410	151,613
M/I Homes, Inc.*	7,497	1,021,766
Meritage Homes Corp.	4,716	827,469
Purple Innovation, Inc., Class A(x)	2,560	4,454
Skyline Champion Corp.*	2,154	183,112
Snap One Holdings Corp.(x)*	712	6,137
Sonos, Inc.*	4,858	92,594
Taylor Morrison Home Corp., Class A*	12,432	772,897
Traeger, Inc.*	1,512	3,825
Tri Pointe Homes, Inc.*	3,872	149,692
United Homes Group, Inc.(x)*	271	1,894
Vizio Holding Corp., Class A*	3,112	34,045
VOXX International Corp., Class A*	298	2,432
Worthington Enterprises, Inc.	1,240	77,165

		5,015,982

Leisure Products (1.5%)
Acushnet Holdings Corp.(x)	1,228	80,987
AMMO, Inc.(x)*	2,830	7,783
BRP, Inc.	4,218	283,214
Brunswick Corp.	14,160	1,366,723
Clarus Corp.	1,149	7,756
Escalade, Inc.(x)	438	6,022
Funko, Inc., Class A*	1,530	9,547
JAKKS Pacific, Inc.*	318	7,855
Johnson Outdoors, Inc., Class A	238	10,974
Latham Group, Inc.*	648	2,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Malibu Boats, Inc., Class A*	794	$34,364
Marine Products Corp.	412	4,841
MasterCraft Boat Holdings, Inc.*	706	16,746
Mattel, Inc.*	98,409	1,949,482
Smith & Wesson Brands, Inc.	1,844	32,012
Solo Brands, Inc., Class A(x)*	966	2,096
Sturm Ruger & Co., Inc.	699	32,259
Topgolf Callaway Brands Corp.*	5,822	94,142
Vista Outdoor, Inc.*	2,331	76,410

		4,025,779

Specialty Retail (1.2%)
1-800-Flowers.com, Inc., Class A*	1,073	11,621
Aaron’s Co., Inc. (The)	1,327	9,953
Abercrombie & Fitch Co., Class A*	1,922	240,884
Academy Sports & Outdoors, Inc.	2,909	196,474
American Eagle Outfitters, Inc.	7,357	189,737
America’s Car-Mart, Inc.*	252	16,095
Arko Corp.	3,204	18,263
Asbury Automotive Group, Inc.(x)*	832	196,169
BARK, Inc.(x)*	5,208	6,458
Beyond, Inc.*	1,836	65,931
Big 5 Sporting Goods Corp.(x)	908	3,196
Boot Barn Holdings, Inc.*	1,200	114,180
Buckle, Inc. (The)	1,234	49,693
Build-A-Bear Workshop, Inc.	457	13,651
Caleres, Inc.	1,383	56,744
Camping World Holdings, Inc., Class A	1,638	45,618
CarParts.com, Inc.*	2,390	3,872
Carvana Co.(x)*	4,114	361,662
Cato Corp. (The), Class A	881	5,083
Children’s Place, Inc. (The)(x)*	517	5,966
Designer Brands, Inc., Class A(x)	1,797	19,641
Destination XL Group, Inc.*	2,531	9,112
Duluth Holdings, Inc., Class B*	496	2,430
Envela Corp.(x)*	334	1,543
EVgo, Inc., Class A(x)*	4,432	11,124
Foot Locker, Inc.	3,321	94,649
Genesco, Inc.*	438	12,325
Group 1 Automotive, Inc.	1,424	416,136
GrowGeneration Corp.*	2,513	7,187
Guess?, Inc.(x)	1,166	36,694
Haverty Furniture Cos., Inc.	558	19,039
Hibbett, Inc.	481	36,946
J Jill, Inc.*	200	6,394
Lands’ End, Inc.*	640	6,970
Leslie’s, Inc.*	7,178	46,657
MarineMax, Inc.*	868	28,870
Monro, Inc.	1,195	37,690
National Vision Holdings, Inc.*	3,133	69,427
ODP Corp. (The)*	1,229	65,198
OneWater Marine, Inc., Class A*	475	13,371
PetMed Express, Inc.(x)	884	4,234
Rent the Runway, Inc., Class A(x)*	2,344	810
Revolve Group, Inc., Class A(x)*	1,669	35,333
Sally Beauty Holdings, Inc.*	4,405	54,710
Shoe Carnival, Inc.	755	27,663
Signet Jewelers Ltd.	1,738	173,922
Sleep Number Corp.*	878	14,074
Sonic Automotive, Inc., Class A	587	33,424
Sportsman’s Warehouse Holdings, Inc.*	1,686	5,243
Stitch Fix, Inc., Class A*	3,918	10,344
ThredUp, Inc., Class A*	3,158	6,316
Tile Shop Holdings, Inc.*	648	4,555
Tilly’s, Inc., Class A*	971	6,603
Torrid Holdings, Inc.(x)*	164	800
Upbound Group, Inc.	2,071	72,920
Urban Outfitters, Inc.*	2,572	111,676
Warby Parker, Inc., Class A*	3,429	46,669
Winmark Corp.	115	41,596
Zumiez, Inc.*	671	10,192

		3,213,737

Textiles, Apparel & Luxury Goods (0.7%)
Allbirds, Inc., Class A(x)*	4,145	2,877
Dr Martens plc(x)	730,994	809,603
Figs, Inc., Class A*	4,850	24,153
Fossil Group, Inc.(x)*	2,371	2,418
G-III Apparel Group Ltd.*	1,683	48,824
Hanesbrands, Inc.*	14,217	82,459
Kontoor Brands, Inc.	2,258	136,045
Movado Group, Inc.	625	17,456
Oxford Industries, Inc.	613	68,901
PVH Corp.	3,008	422,955
Rocky Brands, Inc.	317	8,600
Steven Madden Ltd.	2,890	122,189
Vera Bradley, Inc.*	1,154	7,847
Wolverine World Wide, Inc.	3,152	35,334

		1,789,661

Total Consumer Discretionary		30,896,131

Consumer Staples (2.7%)
Beverages (0.2%)
Coca-Cola Consolidated, Inc.	192	162,511
Duckhorn Portfolio, Inc. (The)*	1,850	17,224
MGP Ingredients, Inc.(x)	644	55,468
National Beverage Corp.*	939	44,565
Primo Water Corp.	6,339	115,433
Vita Coco Co., Inc. (The)*	1,503	36,718
Zevia PBC, Class A*	1,097	1,283

		433,202

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,304	74,811
Chefs’ Warehouse, Inc. (The)*	1,425	53,666
HF Foods Group, Inc.*	1,470	5,145
Ingles Markets, Inc., Class A	571	43,784
Natural Grocers by Vitamin Cottage, Inc.	405	7,310
PriceSmart, Inc.	1,021	85,764
SpartanNash Co.	1,415	28,597
Sprouts Farmers Market, Inc.*	4,019	259,145
United Natural Foods, Inc.*	2,366	27,185
Village Super Market, Inc., Class A	382	10,929
Weis Markets, Inc.	644	41,474

		637,810

Food Products (1.7%)
Alico, Inc.	313	9,165
B&G Foods, Inc.(x)	2,778	31,780
Benson Hill, Inc.(x)*	7,647	1,533
Beyond Meat, Inc.(x)*	2,427	20,096
BRC, Inc., Class A(x)*	1,640	7,019
Calavo Growers, Inc.	711	19,773
Cal-Maine Foods, Inc.	1,653	97,279
Dole plc	2,854	34,048
Forafric Global plc(x)*	233	2,414
Fresh Del Monte Produce, Inc.	1,300	33,683
Glanbia plc	162,032	3,195,495
Glanbia plc (London Stock Exchange)	31,500	608,989
Hain Celestial Group, Inc. (The)*	3,458	27,180
J & J Snack Foods Corp.	604	87,314
John B Sanfilippo & Son, Inc.	359	38,025
Lancaster Colony Corp.	783	162,574
Limoneira Co.(x)	770	15,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mission Produce, Inc.*	1,988	$23,598
Seneca Foods Corp., Class A*	132	7,511
Simply Good Foods Co. (The)*	3,636	123,733
SunOpta, Inc.*	3,940	27,068
TreeHouse Foods, Inc.*	2,064	80,393
Utz Brands, Inc.	2,912	53,697
Vital Farms, Inc.*	1,252	29,109
Westrock Coffee Co.(x)*	1,249	12,902

		4,749,439

Household Products (0.1%)
Central Garden & Pet Co.*	411	17,603
Central Garden & Pet Co., Class A*	2,053	75,797
Energizer Holdings, Inc.	2,880	84,787
Oil-Dri Corp. of America	202	15,061
WD-40 Co.	545	138,054

		331,302

Personal Care Products (0.4%)
Beauty Health Co. (The)*	3,549	15,758
BellRing Brands, Inc.*	5,209	307,487
e.l.f. Beauty, Inc.*	2,144	420,288
Edgewell Personal Care Co.	1,913	73,918
Herbalife Ltd.*	4,068	40,883
Inter Parfums, Inc.	736	103,415
Medifast, Inc.	434	16,631
Nature’s Sunshine Products, Inc.*	580	12,047
Nu Skin Enterprises, Inc., Class A	2,021	27,951
USANA Health Sciences, Inc.*	466	22,601
Waldencast plc, Class A*	765	4,973

		1,045,952

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	757	4,640
Turning Point Brands, Inc.	705	20,656
Universal Corp.	969	50,117
Vector Group Ltd.	5,882	64,467

		139,880

Total Consumer Staples		7,337,585

Energy (5.8%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	5,618	110,506
Atlas Energy Solutions, Inc.	716	16,196
Borr Drilling Ltd.	8,975	61,479
Bristow Group, Inc., Class A*	974	26,493
Cactus, Inc., Class A	2,609	130,685
ChampionX Corp.	7,732	277,501
Core Laboratories, Inc.	1,868	31,905
Diamond Offshore Drilling, Inc.*	4,140	56,470
DMC Global, Inc.*	848	16,528
Dril-Quip, Inc.*	1,409	31,745
Expro Group Holdings NV*	3,620	72,291
Forum Energy Technologies, Inc.*	432	8,631
Helix Energy Solutions Group, Inc.*	5,391	58,438
Helmerich & Payne, Inc.	3,923	165,001
KLX Energy Services Holdings, Inc.*	557	4,311
Kodiak Gas Services, Inc.(x)	667	18,236
Liberty Energy, Inc., Class A	6,638	137,539
Mammoth Energy Services, Inc.(x)*	1,025	3,731
Nabors Industries Ltd.*	374	32,213
Newpark Resources, Inc.*	2,503	18,072
Noble Corp. plc	4,521	219,223
Oceaneering International, Inc.*	4,082	95,519
Oil States International, Inc.*	2,737	16,860
Patterson-UTI Energy, Inc.	13,830	165,130
ProFrac Holding Corp., Class A(x)*	1,025	8,569
ProPetro Holding Corp.*	3,702	29,912
Ranger Energy Services, Inc., Class A	339	3,827
RPC, Inc.	3,248	25,140
SEACOR Marine Holdings, Inc.*	1,060	14,776
Seadrill Ltd.*	1,869	94,011
Select Water Solutions, Inc., Class A	2,817	26,001
Solaris Oilfield Infrastructure, Inc., Class A	991	8,592
TechnipFMC plc	28,087	705,265
TETRA Technologies, Inc.*	5,111	22,642
Tidewater, Inc.*	1,870	172,040
US Silica Holdings, Inc.*	3,060	37,975
Valaris Ltd.*	2,347	176,635
Weatherford International plc*	2,815	324,907

		3,424,995

Oil, Gas & Consumable Fuels (4.5%)
Amplify Energy Corp.*	1,561	10,318
Ardmore Shipping Corp.	1,703	27,963
Berry Corp.	2,640	21,252
California Resources Corp.	2,801	154,335
Centrus Energy Corp., Class A*	491	20,391
Chord Energy Corp.	1,680	299,443
Civitas Resources, Inc.	3,254	247,011
Clean Energy Fuels Corp.*	5,440	14,579
CNX Resources Corp.*	6,293	149,270
Comstock Resources, Inc.(x)	3,760	34,893
CONSOL Energy, Inc.	1,240	103,862
Crescent Energy Co., Class A	3,156	37,556
Crescent Point Energy Corp.	577,266	4,721,943
CVR Energy, Inc.	1,141	40,688
Delek US Holdings, Inc.	2,429	74,667
DHT Holdings, Inc.	5,597	64,365
Dorian LPG Ltd.	1,375	52,882
Empire Petroleum Corp.(x)*	321	1,640
Encore Energy Corp.(x)*	5,910	25,886
Energy Fuels, Inc.(x)*	6,433	40,464
Equitrans Midstream Corp.	17,576	219,524
Evolution Petroleum Corp.	1,387	8,516
Excelerate Energy, Inc., Class A	748	11,983
FLEX LNG Ltd.(x)	1,144	29,092
FutureFuel Corp.	1,238	9,966
Gevo, Inc.(x)*	10,286	7,907
Golar LNG Ltd.	4,049	97,419
Granite Ridge Resources, Inc.	1,385	9,002
Green Plains, Inc.*	113,507	2,624,282
Gulfport Energy Corp.*	442	70,773
Hallador Energy Co.*	1,005	5,357
HighPeak Energy, Inc.(x)	468	7,380
International Seaways, Inc.	1,638	87,142
Kinetik Holdings, Inc., Class A	1,451	57,851
Kosmos Energy Ltd.*	17,634	105,099
Magnolia Oil & Gas Corp., Class A(x)	6,985	181,261
Matador Resources Co.	4,485	299,463
Murphy Oil Corp.	5,799	265,014
NACCO Industries, Inc., Class A	181	5,466
NextDecade Corp.*	3,299	18,738
Nordic American Tankers Ltd.	8,329	32,650
Northern Oil & Gas, Inc.	3,436	136,340
Overseas Shipholding Group, Inc., Class A	2,539	16,250
Par Pacific Holdings, Inc.*	2,246	83,237
PBF Energy, Inc., Class A	4,384	252,387
Peabody Energy Corp.	4,424	107,326
Permian Resources Corp.	18,192	321,271
PrimeEnergy Resources Corp.*	33	3,308
REX American Resources Corp.*	612	35,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Riley Exploration Permian, Inc.	384	$12,672
Ring Energy, Inc.(x)*	5,276	10,341
SandRidge Energy, Inc.	1,082	15,765
Scorpio Tankers, Inc.	1,921	137,448
SFL Corp. Ltd.	4,749	62,592
SilverBow Resources, Inc.*	778	26,561
Sitio Royalties Corp., Class A	3,326	82,219
SM Energy Co.	4,622	230,407
Talos Energy, Inc.*	5,503	76,657
Teekay Corp.*	2,368	17,239
Teekay Tankers Ltd., Class A	963	56,249
Tellurian, Inc.(x)*	22,991	15,206
Uranium Energy Corp.*	15,205	102,634
VAALCO Energy, Inc.	4,444	30,975
Verde Clean Fuels, Inc.(x)*	189	756
Vertex Energy, Inc.(x)*	2,970	4,158
Vital Energy, Inc.*	954	50,123
Vitesse Energy, Inc.	1,028	24,394
W&T Offshore, Inc.	4,166	11,040
World Kinect Corp.	2,439	64,512

		12,285,291

Total Energy		15,710,286

Financials (17.8%)
Banks (10.8%)
1st Source Corp.	636	33,339
ACNB Corp.	366	13,762
Amalgamated Financial Corp.	717	17,208
Amerant Bancorp, Inc., Class A	1,074	25,013
American National Bankshares, Inc.	422	20,155
Ameris Bancorp	2,658	128,594
Ames National Corp.(x)	379	7,648
Arrow Financial Corp.	638	15,963
Associated Banc-Corp.	6,112	131,469
Atlantic Union Bankshares Corp.	21,265	750,867
Axos Financial, Inc.*	2,145	115,916
Banc of California, Inc.	5,341	81,237
BancFirst Corp.	887	78,083
Bancorp, Inc. (The)*	2,096	70,132
Bank First Corp.(x)	372	32,241
Bank of Hawaii Corp.	1,559	97,266
Bank of Marin Bancorp	690	11,571
Bank of NT Butterfield & Son Ltd. (The)	1,960	62,700
Bank7 Corp.	164	4,625
BankUnited, Inc.	3,022	84,616
Bankwell Financial Group, Inc.	248	6,433
Banner Corp.	1,289	61,872
Bar Harbor Bankshares	647	17,133
BayCom Corp.	490	10,099
BCB Bancorp, Inc.	663	6,928
Berkshire Hills Bancorp, Inc.	1,688	38,689
Blue Foundry Bancorp*	982	9,192
Blue Ridge Bankshares, Inc.	902	2,426
Bridgewater Bancshares, Inc.*	891	10,371
Brookline Bancorp, Inc.	3,663	36,483
Burke & Herbert Financial Services Corp.(x)	263	14,736
Business First Bancshares, Inc.	982	21,879
Byline Bancorp, Inc.	1,024	22,241
C&F Financial Corp.	144	7,056
Cadence Bank	7,326	212,454
Cambridge Bancorp	311	21,198
Camden National Corp.	27,614	925,621
Capital Bancorp, Inc.	398	8,290
Capital City Bank Group, Inc.	552	15,290
Capitol Federal Financial, Inc.	5,113	30,473
Capstar Financial Holdings, Inc.	566	11,377
Carter Bankshares, Inc.*	945	11,945
Cathay General Bancorp	2,814	106,454
Central Pacific Financial Corp.	1,132	22,357
Central Valley Community Bancorp	439	8,732
Chemung Financial Corp.	154	6,542
ChoiceOne Financial Services, Inc.(x)	307	8,396
Citizens & Northern Corp.	660	12,395
Citizens Financial Services, Inc.	135	6,642
City Holding Co.	589	61,386
Civista Bancshares, Inc.	703	10,812
CNB Financial Corp.	632	12,886
Coastal Financial Corp.*	410	15,937
Codorus Valley Bancorp, Inc.	422	9,605
Colony Bankcorp, Inc.	628	7,222
Columbia Banking System, Inc.	149,856	2,899,714
Columbia Financial, Inc.*	1,187	20,428
Community Bank System, Inc.	2,151	103,313
Community Trust Bancorp, Inc.	608	25,931
ConnectOne Bancorp, Inc.	1,421	27,709
CrossFirst Bankshares, Inc.*	1,677	23,210
Customers Bancorp, Inc.*	1,173	62,239
CVB Financial Corp.	5,396	96,265
Dime Community Bancshares, Inc.	1,340	25,808
Eagle Bancorp, Inc.	1,210	28,423
Eastern Bankshares, Inc.	6,251	86,139
Enterprise Bancorp, Inc.	342	8,882
Enterprise Financial Services Corp.	1,476	59,867
Equity Bancshares, Inc., Class A	596	20,485
Esquire Financial Holdings, Inc.	236	11,203
ESSA Bancorp, Inc.	382	6,964
Evans Bancorp, Inc.	230	6,868
Farmers & Merchants Bancorp, Inc.	541	12,059
Farmers National Banc Corp.	1,483	19,813
FB Financial Corp.	1,409	53,063
Fidelity D&D Bancorp, Inc.(x)	205	9,928
Financial Institutions, Inc.	674	12,685
First Bancorp (Nasdaq Stock Exchange)	31,606	1,141,609
First Bancorp (New York Stock Exchange)	6,650	116,641
First Bancorp, Inc. (The)	426	10,497
First Bancshares, Inc. (The)	1,259	32,671
First Bank	634	8,711
First Busey Corp.	1,922	46,224
First Business Financial Services, Inc.	341	12,787
First Commonwealth Financial Corp.	62,294	867,132
First Community Bankshares, Inc.	633	21,921
First Community Corp.(x)	324	5,647
First Financial Bancorp	3,627	81,317
First Financial Bankshares, Inc.	5,226	171,465
First Financial Corp.	468	17,938
First Foundation, Inc.	2,075	15,666
First Interstate BancSystem, Inc., Class A	112,382	3,057,914
First Merchants Corp.	2,302	80,340
First Mid Bancshares, Inc.	826	26,994
First of Long Island Corp. (The)	925	10,258
First Western Financial, Inc.*	305	4,447
Five Star Bancorp	397	8,932
Flushing Financial Corp.	1,117	14,085
FS Bancorp, Inc.	292	10,135
Fulton Financial Corp.	6,503	103,333
FVCBankcorp, Inc.*	705	8,587
German American Bancorp, Inc.	28,434	984,954
Glacier Bancorp, Inc.	4,482	180,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Great Southern Bancorp, Inc.	317	$17,378
Greene County Bancorp, Inc.(x)	298	8,579
Guaranty Bancshares, Inc.	372	11,294
Hancock Whitney Corp.	3,491	160,726
Hanmi Financial Corp.	1,091	17,369
HarborOne Bancorp, Inc.	1,607	17,131
HBT Financial, Inc.	341	6,493
Heartland Financial USA, Inc.	1,716	60,317
Heritage Commerce Corp.(x)	1,957	16,791
Heritage Financial Corp.	1,303	25,265
Hilltop Holdings, Inc.	1,879	58,850
Hingham Institution For Savings (The)(x)	38	6,629
Home Bancorp, Inc.	320	12,259
Home BancShares, Inc.	7,603	186,806
HomeStreet, Inc.	743	11,182
HomeTrust Bancshares, Inc.	614	16,787
Hope Bancorp, Inc.	4,577	52,681
Horizon Bancorp, Inc.	1,778	22,812
Independent Bank Corp.	836	21,193
Independent Bank Corp./MA	1,782	92,700
Independent Bank Group, Inc.	1,467	66,969
International Bancshares Corp.	2,150	120,701
John Marshall Bancorp, Inc.	548	9,820
Kearny Financial Corp.	2,196	14,142
Lakeland Bancorp, Inc.	2,550	30,855
Lakeland Financial Corp.	1,001	66,386
LCNB Corp.(x)	465	7,412
Live Oak Bancshares, Inc.	1,370	56,869
Macatawa Bank Corp.	1,142	11,180
MainStreet Bancshares, Inc.	306	5,557
Mercantile Bank Corp.	642	24,711
Metrocity Bankshares, Inc.	600	14,976
Metropolitan Bank Holding Corp.*	399	15,361
Mid Penn Bancorp, Inc.	466	9,325
Middlefield Banc Corp.(x)	346	8,262
Midland States Bancorp, Inc.	735	18,471
MidWestOne Financial Group, Inc.	469	10,993
MVB Financial Corp.	499	11,133
National Bank Holdings Corp., Class A	1,239	44,691
National Bankshares, Inc.	254	8,486
NBT Bancorp, Inc.	1,869	68,555
Nicolet Bankshares, Inc.	522	44,887
Northeast Bank	287	15,883
Northeast Community Bancorp, Inc.	386	6,072
Northfield Bancorp, Inc.	1,420	13,802
Northrim Bancorp, Inc.	239	12,072
Northwest Bancshares, Inc.	5,169	60,219
Norwood Financial Corp.(x)	325	8,843
Oak Valley Bancorp	296	7,335
OceanFirst Financial Corp.	2,379	39,039
OFG Bancorp	1,873	68,945
Old National Bancorp	11,714	203,941
Old Second Bancorp, Inc.	1,778	24,608
Orange County Bancorp, Inc.	225	10,350
Origin Bancorp, Inc.	1,132	35,364
Orrstown Financial Services, Inc.	322	8,620
Pacific Premier Bancorp, Inc.	3,831	91,944
Park National Corp.	580	78,793
Parke Bancorp, Inc.	460	7,923
Pathward Financial, Inc.	1,068	53,913
PCB Bancorp	419	6,842
Peapack-Gladstone Financial Corp.	593	14,428
Penns Woods Bancorp, Inc.(x)	301	5,842
Peoples Bancorp, Inc.	41,911	1,240,985
Peoples Financial Services Corp.	303	13,062
Pioneer Bancorp, Inc.*	535	5,248
Plumas Bancorp	241	8,866
Ponce Financial Group, Inc.*	900	8,010
Preferred Bank	517	39,690
Premier Financial Corp.	1,456	29,557
Primis Financial Corp.	828	10,077
Princeton Bancorp, Inc.	224	6,895
Provident Financial Services, Inc.	2,906	42,340
QCR Holdings, Inc.	673	40,878
RBB Bancorp	640	11,526
Red River Bancshares, Inc.	191	9,510
Renasant Corp.	2,239	70,125
Republic Bancorp, Inc., Class A	358	18,258
S&T Bancorp, Inc.	1,533	49,179
Sandy Spring Bancorp, Inc.	1,733	40,171
Seacoast Banking Corp. of Florida	52,113	1,323,149
ServisFirst Bancshares, Inc.	2,048	135,905
Shore Bancshares, Inc.	1,293	14,869
Sierra Bancorp	601	12,140
Simmons First National Corp., Class A	4,786	93,136
SmartFinancial, Inc.	466	9,819
South Plains Financial, Inc.	328	8,777
Southern First Bancshares, Inc.*	332	10,544
Southern Missouri Bancorp, Inc.	384	16,785
Southern States Bancshares, Inc.	330	8,554
Southside Bancshares, Inc.	1,112	32,504
SouthState Corp.	46,004	3,911,720
Stellar Bancorp, Inc.	1,952	47,551
Sterling Bancorp, Inc.*	817	4,216
Stock Yards Bancorp, Inc.	1,095	53,556
Summit Financial Group, Inc.	487	13,227
Texas Capital Bancshares, Inc.*	1,849	113,806
Third Coast Bancshares, Inc.*	538	10,771
Timberland Bancorp, Inc.	332	8,937
Tompkins Financial Corp.	575	28,917
Towne Bank	2,677	75,117
TriCo Bancshares	34,436	1,266,556
Triumph Financial, Inc.*	898	71,229
TrustCo Bank Corp.	778	21,908
Trustmark Corp.	2,460	69,151
UMB Financial Corp.	1,777	154,581
United Bankshares, Inc.	5,241	187,575
United Community Banks, Inc.	4,655	122,520
Unity Bancorp, Inc.	314	8,666
Univest Financial Corp.	1,051	21,882
USCB Financial Holdings, Inc.	400	4,560
Valley National Bancorp	17,339	138,018
Veritex Holdings, Inc.	1,923	39,402
Virginia National Bankshares Corp.	208	6,261
WaFd, Inc.	2,755	79,978
Washington Trust Bancorp, Inc.	705	18,950
WesBanco, Inc.	2,339	69,726
West Bancorp, Inc.	709	12,641
Westamerica Bancorp	1,044	51,031
WSFS Financial Corp.	64,755	2,923,041

		29,349,508

Capital Markets (1.2%)
AlTi Global, Inc.*	925	5,235
Artisan Partners Asset Management, Inc., Class A	2,482	113,601
AssetMark Financial Holdings, Inc.*	905	32,046
B Riley Financial, Inc.(x)	811	17,169
Bakkt Holdings, Inc.(x)*	2,626	1,207
BGC Group, Inc., Class A	14,434	112,152
Brightsphere Investment Group, Inc.	1,337	30,537
Cohen & Steers, Inc.	1,049	80,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Diamond Hill Investment Group, Inc.	94	$14,492
Donnelley Financial Solutions, Inc.*	989	61,328
Forge Global Holdings, Inc.*	4,833	9,328
GCM Grosvenor, Inc., Class A	1,800	17,388
Hamilton Lane, Inc., Class A	1,465	165,193
MarketWise, Inc.	1,394	2,412
Moelis & Co., Class A	2,689	152,654
Open Lending Corp.*	4,059	25,409
P10, Inc., Class A	1,866	15,712
Patria Investments Ltd., Class A	2,151	31,921
Perella Weinberg Partners, Class A	1,766	24,954
Piper Sandler Cos.	7,708	1,529,961
PJT Partners, Inc., Class A	963	90,772
Silvercrest Asset Management Group, Inc., Class A	360	5,692
StepStone Group, Inc., Class A	2,181	77,949
StoneX Group, Inc.*	1,087	76,373
Value Line, Inc.	34	1,377
Victory Capital Holdings, Inc., Class A	13,652	579,254
Virtus Investment Partners, Inc.	263	65,219
WisdomTree, Inc.	5,647	51,896

		3,391,889

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	220	6,510
Bread Financial Holdings, Inc.	14,428	537,299
Consumer Portfolio Services, Inc.(x)*	337	2,548
Encore Capital Group, Inc.*	912	41,596
Enova International, Inc.*	1,155	72,569
FirstCash Holdings, Inc.	1,511	192,713
Green Dot Corp., Class A*	1,919	17,904
LendingClub Corp.*	4,427	38,913
LendingTree, Inc.*	437	18,503
Navient Corp.	3,206	55,784
Nelnet, Inc., Class A	515	48,745
NerdWallet, Inc., Class A*	1,237	18,184
OppFi, Inc.*	606	1,515
PRA Group, Inc.*	1,519	39,615
PROG Holdings, Inc.	1,789	61,613
Regional Management Corp.	354	8,570
Upstart Holdings, Inc.(x)*	2,948	79,272
World Acceptance Corp.*	172	24,937

		1,266,790

Financial Services (1.0%)
Acacia Research Corp.*	1,672	8,912
Alerus Financial Corp.	740	16,154
A-Mark Precious Metals, Inc.	772	23,693
AvidXchange Holdings, Inc.*	6,088	80,057
Banco Latinoamericano de Comercio Exterior SA, Class E	1,132	33,530
Cannae Holdings, Inc.(x)*	2,559	56,912
Cantaloupe, Inc.*	2,520	16,204
Cass Information Systems, Inc.	479	23,073
Compass Diversified Holdings	2,500	60,175
Enact Holdings, Inc.	1,198	37,354
Essent Group Ltd.	4,196	249,704
Evertec, Inc.	2,636	105,176
Federal Agricultural Mortgage Corp., Class C	370	72,846
Finance of America Cos., Inc., Class A*	1,728	1,270
Flywire Corp.*	4,260	105,691
I3 Verticals, Inc., Class A*	972	22,249
International Money Express, Inc.*	1,304	29,770
Jackson Financial, Inc., Class A	3,174	209,928
Marqeta, Inc., Class A*	18,540	110,498
Merchants Bancorp	652	28,153
Mr Cooper Group, Inc.*	2,596	202,358
NewtekOne, Inc.	1,025	11,275
NMI Holdings, Inc., Class A*	3,091	99,963
Ocwen Financial Corp.*	283	7,644
Pagseguro Digital Ltd., Class A*	8,000	114,240
Payoneer Global, Inc.*	10,739	52,191
Paysafe Ltd.*	1,039	16,406
Paysign, Inc.(x)*	1,436	5,256
PennyMac Financial Services, Inc.	1,019	92,821
Priority Technology Holdings, Inc.*	766	2,505
Radian Group, Inc.	6,109	204,468
Remitly Global, Inc.*	5,364	111,249
Repay Holdings Corp., Class A*	3,388	37,268
Security National Financial Corp., Class A*	549	4,343
StoneCo Ltd., Class A*	11,713	194,553
SWK Holdings Corp.(x)*	160	2,787
Velocity Financial, Inc.*	209	3,762
Walker & Dunlop, Inc.	1,280	129,357
Waterstone Financial, Inc.	728	8,860

		2,592,655

Insurance (3.9%)
Ambac Financial Group, Inc.*	1,741	27,212
American Coastal Insurance Corp.(x)*	862	9,215
American Equity Investment Life Holding Co.*	3,159	177,599
AMERISAFE, Inc.	769	38,581
BRP Group, Inc., Class A*	2,402	69,514
CNO Financial Group, Inc.	105,073	2,887,406
Crawford & Co., Class A	366	3,451
Donegal Group, Inc., Class A	676	9,559
eHealth, Inc.(x)*	881	5,312
Employers Holdings, Inc.	1,063	48,250
Enstar Group Ltd.*	480	149,165
F&G Annuities & Life, Inc.	751	30,453
Fidelis Insurance Holdings Ltd.	2,415	47,044
Genworth Financial, Inc., Class A*	17,884	114,994
GoHealth, Inc., Class A*	172	1,808
Goosehead Insurance, Inc., Class A*	870	57,959
Greenlight Capital Re Ltd., Class A*	1,144	14,266
Hamilton Insurance Group Ltd., Class B*	665	9,264
Hanover Insurance Group, Inc. (The)	24,248	3,301,850
HCI Group, Inc.	262	30,413
Hippo Holdings, Inc.(x)*	455	8,313
Horace Mann Educators Corp.	68,063	2,517,650
Investors Title Co.	53	8,649
James River Group Holdings Ltd.	1,303	12,118
Kingsway Financial Services, Inc.(x)*	468	3,903
Lemonade, Inc.(x)*	2,036	33,411
Maiden Holdings Ltd.(x)*	3,993	8,984
MBIA, Inc.(x)	1,940	13,114
Mercury General Corp.	1,035	53,406
National Western Life Group, Inc., Class A	92	45,260
NI Holdings, Inc.*	358	5,424
Oscar Health, Inc., Class A*	6,372	94,752
Palomar Holdings, Inc.*	972	81,483
ProAssurance Corp.*	2,115	27,199
Safety Insurance Group, Inc.	585	48,081
Selective Insurance Group, Inc.	2,416	263,755
Selectquote, Inc.*	6,174	12,348
SiriusPoint Ltd.*	2,860	36,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Skyward Specialty Insurance Group, Inc.*	1,188	$44,443
Stewart Information Services Corp.	1,089	70,850
Tiptree, Inc., Class A	965	16,675
Trupanion, Inc.(x)*	1,597	44,093
United Fire Group, Inc.	678	14,760
Universal Insurance Holdings, Inc.	820	16,662

		10,514,999

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AFC Gamma, Inc. (REIT)(x)	711	8,802
Angel Oak Mortgage REIT, Inc. (REIT)	418	4,489
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	5,481	61,058
Arbor Realty Trust, Inc. (REIT)(x)	7,279	96,447
Ares Commercial Real Estate Corp. (REIT)(x)	2,247	16,740
ARMOUR Residential REIT, Inc. (REIT)(x)	1,987	39,283
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	6,968	138,733
BrightSpire Capital, Inc. (REIT), Class A	4,985	34,347
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	11,354
Chimera Investment Corp. (REIT)	9,085	41,882
Claros Mortgage Trust, Inc. (REIT)	3,688	35,995
Dynex Capital, Inc. (REIT)	2,086	25,971
Ellington Financial, Inc. (REIT)(x)	2,874	33,942
Franklin BSP Realty Trust, Inc. (REIT)	3,430	45,825
Granite Point Mortgage Trust, Inc. (REIT)	2,040	9,731
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	4,270	121,268
Invesco Mortgage Capital, Inc. (REIT)(x)	1,846	17,869
KKR Real Estate Finance Trust, Inc. (REIT)	2,315	23,289
Ladder Capital Corp. (REIT)	4,557	50,719
MFA Financial, Inc. (REIT)	4,079	46,541
New York Mortgage Trust, Inc. (REIT)	3,703	26,661
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,055
Orchid Island Capital, Inc. (REIT)(x)	1,732	15,467
PennyMac Mortgage Investment Trust (REIT)	3,554	52,173
Ready Capital Corp. (REIT)	6,578	60,057
Redwood Trust, Inc. (REIT)	4,710	30,003
TPG RE Finance Trust, Inc. (REIT)	2,847	21,979
Two Harbors Investment Corp. (REIT)	3,862	51,133

		1,126,813

Total Financials		48,242,654

Health Care (7.8%)
Biotechnology (3.1%)
2seventy bio, Inc.(x)*	2,209	11,818
4D Molecular Therapeutics, Inc.*	1,618	51,549
89bio, Inc.*	3,152	36,689
Aadi Bioscience, Inc.*	628	1,470
ACADIA Pharmaceuticals, Inc.*	4,884	90,305
ACELYRIN, Inc.*	2,895	19,541
Acrivon Therapeutics, Inc.(x)*	390	2,789
Actinium Pharmaceuticals, Inc.(x)*	1,144	8,958
Adicet Bio, Inc.(x)*	1,278	3,003
ADMA Biologics, Inc.*	8,507	56,146
Aerovate Therapeutics, Inc.(x)*	447	13,218
Agenus, Inc.(x)*	15,088	8,751
Agios Pharmaceuticals, Inc.*	2,229	65,176
Akero Therapeutics, Inc.*	2,493	62,973
Aldeyra Therapeutics, Inc.*	2,048	6,697
Alector, Inc.*	2,785	16,766
Alkermes plc*	6,523	176,578
Allakos, Inc.*	2,924	3,684
Allogene Therapeutics, Inc.*	3,696	16,521
Allovir, Inc.(x)*	1,843	1,391
Alpine Immune Sciences, Inc.*	1,532	60,728
Altimmune, Inc.*	2,174	22,131
ALX Oncology Holdings, Inc.(x)*	878	9,790
Amicus Therapeutics, Inc.*	11,491	135,364
AnaptysBio, Inc.*	635	14,300
Anavex Life Sciences Corp.(x)*	3,015	15,346
Anika Therapeutics, Inc.*	595	15,113
Annexon, Inc.*	2,008	14,397
Apogee Therapeutics, Inc.*	1,649	109,576
Arbutus Biopharma Corp.*	5,006	12,915
Arcellx, Inc.*	1,546	107,524
Arcturus Therapeutics Holdings, Inc.*	948	32,014
Arcus Biosciences, Inc.*	2,196	41,460
Arcutis Biotherapeutics, Inc.*	3,152	31,236
Ardelyx, Inc.*	9,329	68,102
ArriVent Biopharma, Inc.(x)*	392	7,001
Arrowhead Pharmaceuticals, Inc.*	4,680	133,848
ARS Pharmaceuticals, Inc.*	1,067	10,905
Astria Therapeutics, Inc.*	1,987	27,967
Atara Biotherapeutics, Inc.*	4,399	3,053
Aura Biosciences, Inc.*	1,208	9,483
Aurinia Pharmaceuticals, Inc.(x)*	5,627	28,191
Avid Bioservices, Inc.*	2,730	18,291
Avidity Biosciences, Inc.*	2,997	76,483
Avita Medical, Inc.(x)*	1,033	16,559
Beam Therapeutics, Inc.(x)*	2,927	96,708
BioAtla, Inc.*	1,946	6,694
BioCryst Pharmaceuticals, Inc.*	7,491	38,054
Biohaven Ltd.*	2,755	150,671
Biomea Fusion, Inc.(x)*	874	13,066
BioVie, Inc., Class A(x)*	475	251
Bioxcel Therapeutics, Inc.*	843	2,377
Bluebird Bio, Inc.(x)*	4,707	6,025
Blueprint Medicines Corp.*	2,391	226,810
Bridgebio Pharma, Inc.*	4,609	142,510
Cabaletta Bio, Inc.*	1,404	23,952
CareDx, Inc.(x)*	2,173	23,012
Cargo Therapeutics, Inc.(x)*	857	19,128
Caribou Biosciences, Inc.*	3,240	16,654
Carisma Therapeutics, Inc.(x)*	1,173	2,663
Cartesian Therapeutics, Inc.(x)*	5,108	3,320
Catalyst Pharmaceuticals, Inc.*	4,477	71,363
Celcuity, Inc.(x)*	758	16,373
Celldex Therapeutics, Inc.*	2,477	103,960
Century Therapeutics, Inc.(x)*	830	3,469
Cerevel Therapeutics Holdings, Inc.*	2,831	119,666
CG oncology, Inc.*	927	40,695
Cogent Biosciences, Inc.*	3,517	23,634
Coherus Biosciences, Inc.(x)*	3,363	8,038
Compass Therapeutics, Inc.*	4,014	7,948
Crinetics Pharmaceuticals, Inc.*	2,633	123,251
Cue Biopharma, Inc.(x)*	1,520	2,873
Cullinan Oncology, Inc.*	1,032	17,585
Cytokinetics, Inc.*	3,744	262,492
Day One Biopharmaceuticals, Inc.*	2,566	42,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Deciphera Pharmaceuticals, Inc.*	2,096	$32,970
Denali Therapeutics, Inc.*	4,790	98,291
Design Therapeutics, Inc.*	1,620	6,529
Disc Medicine, Inc.*	340	21,168
Dynavax Technologies Corp.*	4,944	61,355
Dyne Therapeutics, Inc.*	2,357	66,915
Eagle Pharmaceuticals, Inc.(x)*	428	2,243
Editas Medicine, Inc.*	3,056	22,676
Emergent BioSolutions, Inc.(x)*	2,321	5,872
Enanta Pharmaceuticals, Inc.*	867	15,138
Entrada Therapeutics, Inc.*	941	13,334
Erasca, Inc.*	3,549	7,311
Fate Therapeutics, Inc.*	3,480	25,543
Fennec Pharmaceuticals, Inc.(x)*	798	8,874
FibroGen, Inc.*	3,999	9,398
Foghorn Therapeutics, Inc.(x)*	1,017	6,824
Genelux Corp.(x)*	805	5,176
Generation Bio Co.(x)*	2,252	9,166
Geron Corp.(x)*	20,223	66,736
Gritstone bio, Inc.(x)*	3,860	9,920
Halozyme Therapeutics, Inc.*	5,107	207,753
Heron Therapeutics, Inc.(x)*	4,710	13,047
HilleVax, Inc.(x)*	934	15,532
Humacyte, Inc.*	2,590	8,055
Ideaya Biosciences, Inc.*	2,623	115,097
IGM Biosciences, Inc.(x)*	420	4,053
Immuneering Corp., Class A(x)*	892	2,578
ImmunityBio, Inc.(x)*	4,849	26,039
Immunovant, Inc.*	2,168	70,048
Inhibrx, Inc.*	1,372	47,965
Inozyme Pharma, Inc.*	1,489	11,406
Insmed, Inc.*	5,581	151,413
Intellia Therapeutics, Inc.*	3,583	98,568
Iovance Biotherapeutics, Inc.*	9,151	135,618
Ironwood Pharmaceuticals, Inc., Class A*	5,617	48,924
iTeos Therapeutics, Inc.*	1,003	13,681
Janux Therapeutics, Inc.*	689	25,941
KalVista Pharmaceuticals, Inc.*	967	11,469
Karyopharm Therapeutics, Inc.(x)*	4,982	7,523
Keros Therapeutics, Inc.*	1,023	67,723
Kezar Life Sciences, Inc.*	3,139	2,830
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	25,886
Kodiak Sciences, Inc.*	1,411	7,422
Krystal Biotech, Inc.*	871	154,977
Kura Oncology, Inc.*	2,864	61,089
Kymera Therapeutics, Inc.*	1,642	66,008
Larimar Therapeutics, Inc.(x)*	1,128	8,562
LENZ Therapeutics, Inc.	176	3,930
Lexeo Therapeutics, Inc.(x)*	413	6,476
Lexicon Pharmaceuticals, Inc.*	3,530	8,472
Lineage Cell Therapeutics, Inc.(x)*	5,676	8,400
Lyell Immunopharma, Inc.(x)*	5,547	12,370
MacroGenics, Inc.*	2,411	35,490
Madrigal Pharmaceuticals, Inc.(x)*	596	159,156
MannKind Corp.*	10,621	48,113
MeiraGTx Holdings plc*	1,434	8,704
Merrimack Pharmaceuticals, Inc.*	461	6,809
Mersana Therapeutics, Inc.*	4,031	18,059
MiMedx Group, Inc.*	4,694	36,144
Mineralys Therapeutics, Inc.*	546	7,049
Mirum Pharmaceuticals, Inc.*	1,026	25,773
Monte Rosa Therapeutics, Inc.(x)*	1,384	9,757
Morphic Holding, Inc.*	1,496	52,659
Mural Oncology plc*	719	3,516
Myriad Genetics, Inc.*	3,276	69,844
Nkarta, Inc.*	947	10,237
Novavax, Inc.(x)*	3,830	18,307
Nurix Therapeutics, Inc.*	1,995	29,327
Nuvalent, Inc., Class A(x)*	1,073	80,572
Nuvectis Pharma, Inc.(x)*	301	2,468
Ocean Biomedical, Inc.(x)*	382	1,446
Olema Pharmaceuticals, Inc.*	1,181	13,369
Omega Therapeutics, Inc.(x)*	1,072	3,913
Organogenesis Holdings, Inc., Class A*	2,281	6,478
ORIC Pharmaceuticals, Inc.(x)*	1,608	22,110
Outlook Therapeutics, Inc.(x)*	341	4,072
Ovid therapeutics, Inc.*	2,623	8,000
PDS Biotechnology Corp.(x)*	1,230	4,871
PepGen, Inc.*	467	6,865
PMV Pharmaceuticals, Inc.*	1,661	2,824
Poseida Therapeutics, Inc., Class A*	2,989	9,535
Precigen, Inc.(x)*	4,932	7,151
Prelude Therapeutics, Inc.*	436	2,067
Prime Medicine, Inc.(x)*	1,740	12,180
ProKidney Corp., Class A(x)*	1,952	3,201
Protagonist Therapeutics, Inc.*	2,314	66,944
Protalix BioTherapeutics, Inc.(x)*	2,470	3,112
Prothena Corp. plc*	1,727	42,778
PTC Therapeutics, Inc.*	2,776	80,754
Rallybio Corp.*	1,345	2,488
RAPT Therapeutics, Inc.*	1,299	11,665
Recursion Pharmaceuticals, Inc., Class A(x)*	5,564	55,473
REGENXBIO, Inc.*	1,677	35,334
Relay Therapeutics, Inc.*	3,721	30,884
Reneo Pharmaceuticals, Inc.*	426	707
Replimune Group, Inc.*	1,792	14,641
REVOLUTION Medicines, Inc.*	5,560	179,199
Rhythm Pharmaceuticals, Inc.*	2,073	89,823
Rigel Pharmaceuticals, Inc.*	7,291	10,791
Rocket Pharmaceuticals, Inc.*	2,538	68,374
Sage Therapeutics, Inc.*	2,132	39,954
Sagimet Biosciences, Inc., Class A*	233	1,263
Sana Biotechnology, Inc.(x)*	3,922	39,220
Sangamo Therapeutics, Inc.*	5,898	3,953
Savara, Inc.(x)*	3,353	16,698
Scholar Rock Holding Corp.(x)*	2,256	40,067
Seres Therapeutics, Inc.(x)*	4,279	3,312
SpringWorks Therapeutics, Inc.*	2,706	133,189
Stoke Therapeutics, Inc.(x)*	1,213	16,376
Summit Therapeutics, Inc.(x)*	4,756	19,690
Sutro Biopharma, Inc.*	2,646	14,950
Syndax Pharmaceuticals, Inc.*	3,141	74,756
Tango Therapeutics, Inc.(x)*	1,673	13,284
Tenaya Therapeutics, Inc.*	2,013	10,528
TG Therapeutics, Inc.*	5,601	85,191
Travere Therapeutics, Inc.*	2,985	23,014
Turnstone Biologics Corp.(x)*	278	728
Twist Bioscience Corp.*	2,325	79,771
Tyra Biosciences, Inc.(x)*	585	9,594
UroGen Pharma Ltd.*	861	12,915
Vanda Pharmaceuticals, Inc.*	2,430	9,987
Vaxcyte, Inc.*	4,215	287,927
Vaxxinity, Inc., Class A(x)*	1,875	1,345
Vera Therapeutics, Inc., Class A*	1,598	68,906
Veracyte, Inc.*	2,978	65,993
Vericel Corp.*	1,934	100,607
Verve Therapeutics, Inc.(x)*	2,626	34,873
Vigil Neuroscience, Inc.(x)*	707	2,411
Viking Therapeutics, Inc.*	4,042	331,444
Vir Biotechnology, Inc.*	3,185	32,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Viridian Therapeutics, Inc.*	1,760	$30,818
Vor BioPharma, Inc.*	1,657	3,927
Voyager Therapeutics, Inc.*	1,397	13,006
X4 Pharmaceuticals, Inc.*	5,415	7,527
Xencor, Inc.*	2,283	50,523
XOMA Corp.(x)*	322	7,744
Y-mAbs Therapeutics, Inc.*	1,293	21,024
Zentalis Pharmaceuticals, Inc.*	2,378	37,477
Zura Bio Ltd., Class A(x)*	334	858
Zymeworks, Inc.*	2,251	23,681

		8,429,554

Health Care Equipment & Supplies (2.8%)
Accuray, Inc.*	4,103	10,134
Alphatec Holdings, Inc.*	3,720	51,299
AngioDynamics, Inc.*	1,726	10,132
Artivion, Inc.*	1,604	33,941
AtriCure, Inc.*	1,878	57,129
Atrion Corp.	47	21,787
Avanos Medical, Inc.*	1,875	37,331
Axogen, Inc.*	1,775	14,324
Axonics, Inc.*	1,934	133,388
Beyond Air, Inc.(x)*	1,127	1,961
Butterfly Network, Inc.(x)*	6,008	6,489
Cerus Corp.*	7,555	14,279
ClearPoint Neuro, Inc.(x)*	1,008	6,854
CONMED Corp.	1,237	99,059
Cutera, Inc.(x)*	745	1,095
CVRx, Inc.*	489	8,905
Embecta Corp.	2,290	30,388
Envista Holdings Corp.*	120,423	2,574,644
Glaukos Corp.*	1,907	179,811
Haemonetics Corp.*	2,014	171,895
Inari Medical, Inc.*	2,152	103,253
Inmode Ltd.*	3,127	67,574
Inogen, Inc.*	950	7,666
Integer Holdings Corp.*	20,924	2,441,412
iRadimed Corp.	315	13,857
iRhythm Technologies, Inc.*	1,235	143,260
KORU Medical Systems, Inc.(x)*	1,538	3,630
Lantheus Holdings, Inc.*	2,736	170,289
LeMaitre Vascular, Inc.	806	53,486
LivaNova plc*	2,191	122,565
Merit Medical Systems, Inc.*	2,281	172,786
Neogen Corp.*	8,772	138,422
Nevro Corp.*	1,458	21,054
Omnicell, Inc.*	1,817	53,111
OraSure Technologies, Inc.*	2,772	17,048
Orchestra BioMed Holdings, Inc.(x)*	184	970
Orthofix Medical, Inc.*	1,438	20,880
OrthoPediatrics Corp.*	509	14,842
Outset Medical, Inc.(x)*	2,135	4,740
Paragon 28, Inc.*	1,788	22,082
PROCEPT BioRobotics Corp.*	1,588	78,479
Pulmonx Corp.*	1,522	14,109
Pulse Biosciences, Inc.(x)*	710	6,184
RxSight, Inc.*	1,152	59,420
Sanara Medtech, Inc.(x)*	167	6,179
Semler Scientific, Inc.*	186	5,433
SI-BONE, Inc.*	1,508	24,686
Sight Sciences, Inc.*	954	5,037
Silk Road Medical, Inc.*	1,560	28,579
STAAR Surgical Co.*	1,967	75,297
Surmodics, Inc.*	560	16,430
Tactile Systems Technology, Inc.*	958	15,567
Tela Bio, Inc.*	698	3,958
TransMedics Group, Inc.*	1,276	94,347
Treace Medical Concepts, Inc.*	1,841	24,025
UFP Technologies, Inc.*	265	66,833
Utah Medical Products, Inc.	106	7,538
Varex Imaging Corp.*	1,530	27,693
Vicarious Surgical, Inc., Class A(x)*	3,082	929
Zimvie, Inc.*	1,053	17,364
Zynex, Inc.(x)*	485	5,999

		7,641,858

Health Care Providers & Services (1.0%)
23andMe Holding Co., Class A(x)*	11,396	6,063
Accolade, Inc.*	2,735	28,663
AdaptHealth Corp., Class A*	3,880	44,659
Addus HomeCare Corp.*	620	64,071
Agiliti, Inc.*	1,233	12,478
AirSculpt Technologies, Inc.(x)*	535	3,285
Alignment Healthcare, Inc.*	3,451	17,117
AMN Healthcare Services, Inc.*	1,530	95,640
Astrana Health, Inc.*	1,733	72,769
Aveanna Healthcare Holdings, Inc.*	2,007	4,997
BrightSpring Health Services, Inc.(x)*	2,150	23,370
Brookdale Senior Living, Inc.*	7,511	49,648
CareMax, Inc.*	112	540
Castle Biosciences, Inc.*	953	21,109
Community Health Systems, Inc.*	5,087	17,804
CorVel Corp.*	348	91,510
Cross Country Healthcare, Inc.*	1,398	26,171
DocGo, Inc.*	2,827	11,421
Enhabit, Inc.*	2,030	23,649
Ensign Group, Inc. (The)	2,184	271,733
Fulgent Genetics, Inc.*	738	16,015
Guardant Health, Inc.*	4,562	94,114
HealthEquity, Inc.*	3,380	275,909
Hims & Hers Health, Inc.*	4,923	76,159
InfuSystem Holdings, Inc.*	799	6,847
Innovage Holding Corp.*	953	4,231
Joint Corp. (The)*	682	8,907
LifeStance Health Group, Inc.(x)*	4,335	26,747
ModivCare, Inc.*	515	12,077
Nano-X Imaging Ltd.(x)*	1,963	19,178
National HealthCare Corp.	503	47,538
National Research Corp.	537	21,271
NeoGenomics, Inc.*	5,135	80,722
OPKO Health, Inc.(x)*	17,174	20,609
Option Care Health, Inc.*	6,729	225,691
Owens & Minor, Inc.*	3,000	83,130
P3 Health Partners, Inc.*	1,753	1,806
Patterson Cos., Inc.	3,266	90,305
Pediatrix Medical Group, Inc.*	3,327	33,370
Pennant Group, Inc. (The)*	1,168	22,928
PetIQ, Inc., Class A*	1,125	20,565
Privia Health Group, Inc.*	4,549	89,115
Progyny, Inc.*	3,188	121,622
Quipt Home Medical Corp.*	1,775	7,757
RadNet, Inc.*	2,432	118,341
Select Medical Holdings Corp.	4,185	126,178
Surgery Partners, Inc.*	3,041	90,713
US Physical Therapy, Inc.	607	68,512
Viemed Healthcare, Inc.(x)*	1,502	14,164

		2,711,218

Health Care Technology (0.2%)
American Well Corp., Class A*	10,204	8,272
Definitive Healthcare Corp., Class A*	1,986	16,027
Evolent Health, Inc., Class A*	4,437	145,489
Health Catalyst, Inc.*	2,421	18,230
HealthStream, Inc.	924	24,634
Multiplan Corp.(x)*	15,821	12,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
OptimizeRx Corp.*	466	$5,662
Phreesia, Inc.*	2,142	51,258
Schrodinger, Inc.*	2,198	59,346
Sharecare, Inc.*	13,168	10,107
Simulations Plus, Inc.	655	26,953
TruBridge, Inc.*	676	6,233

		385,045

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp.(x)*	4,956	15,909
Akoya Biosciences, Inc.(x)*	657	3,081
BioLife Solutions, Inc.*	1,415	26,248
Codexis, Inc.*	2,907	10,145
CryoPort, Inc.*	1,749	30,957
Cytek Biosciences, Inc.*	4,876	32,718
Harvard Bioscience, Inc.*	1,721	7,297
MaxCyte, Inc.(x)*	2,955	12,381
Mesa Laboratories, Inc.	212	23,263
Nautilus Biotechnology, Inc., Class A(x)*	2,090	6,145
OmniAb, Inc. (Earn Out Shares)(r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	3,388	18,363
Pacific Biosciences of California, Inc.*	10,163	38,111
Quanterix Corp.*	1,430	33,691
Quantum-Si, Inc.(x)*	3,948	7,778
Seer, Inc., Class A(x)*	2,289	4,349

		270,436

Pharmaceuticals (0.6%)
Aclaris Therapeutics, Inc.*	3,055	3,788
Amneal Pharmaceuticals, Inc.*	4,953	30,015
Amphastar Pharmaceuticals, Inc.*	1,437	63,099
Amylyx Pharmaceuticals, Inc.*	2,222	6,310
ANI Pharmaceuticals, Inc.*	556	38,436
Arvinas, Inc.*	1,981	81,776
Assertio Holdings, Inc.(x)*	3,903	3,744
Atea Pharmaceuticals, Inc.*	3,426	13,841
Axsome Therapeutics, Inc.(x)*	1,436	114,593
Biote Corp., Class A*	616	3,573
Bright Green Corp.(x)*	2,653	646
Cara Therapeutics, Inc.*	1,961	1,785
Cassava Sciences, Inc.(x)*	1,606	32,586
Citius Pharmaceuticals, Inc.(x)*	5,405	4,850
Collegium Pharmaceutical, Inc.*	1,287	49,961
Corcept Therapeutics, Inc.*	3,244	81,716
CorMedix, Inc.(x)*	1,963	8,323
Edgewise Therapeutics, Inc.*	2,298	41,916
Enliven Therapeutics, Inc.(x)*	1,027	18,065
Evolus, Inc.*	1,674	23,436
Eyenovia, Inc.(x)*	1,224	1,207
EyePoint Pharmaceuticals, Inc.*	1,486	30,716
Harmony Biosciences Holdings, Inc.*	1,295	43,486
Harrow, Inc.(x)*	1,144	15,135
Ikena Oncology, Inc.*	935	1,328
Innoviva, Inc.*	2,140	32,614
Intra-Cellular Therapies, Inc.*	3,696	255,763
Ligand Pharmaceuticals, Inc.*	663	48,465
Liquidia Corp.*	1,930	28,467
Longboard Pharmaceuticals, Inc.(x)*	993	21,449
Marinus Pharmaceuticals, Inc.*	2,070	18,713
Neumora Therapeutics, Inc.*	628	8,635
NGM Biopharmaceuticals, Inc.*	1,734	2,757
Nuvation Bio, Inc.*	6,408	23,325
Ocular Therapeutix, Inc.*	4,608	41,933
Omeros Corp.(x)*	2,678	9,239
Optinose, Inc.(x)*	3,207	4,682
Pacira BioSciences, Inc.*	1,710	49,966
Phathom Pharmaceuticals, Inc.(x)*	1,053	11,183
Phibro Animal Health Corp., Class A	893	11,546
Pliant Therapeutics, Inc.*	2,247	33,480
Prestige Consumer Healthcare, Inc.*	1,948	141,347
Revance Therapeutics, Inc.*	3,669	18,051
Scilex Holding Co.(r)*	3,124	4,222
scPharmaceuticals, Inc.(x)*	1,270	6,375
SIGA Technologies, Inc.(x)	2,069	17,711
Supernus Pharmaceuticals, Inc.*	1,970	67,197
Taro Pharmaceutical Industries Ltd.*	360	15,242
Tarsus Pharmaceuticals, Inc.(x)*	1,037	37,695
Terns Pharmaceuticals, Inc.*	1,885	12,366
Theravance Biopharma, Inc.*	1,941	17,411
Third Harmonic Bio, Inc.(x)*	857	8,090
Trevi Therapeutics, Inc.(x)*	1,831	6,317
Ventyx Biosciences, Inc.(x)*	2,058	11,319
Verrica Pharmaceuticals, Inc.(x)*	918	5,435
WaVe Life Sciences Ltd.*	2,601	16,048
Xeris Biopharma Holdings, Inc.*	5,890	13,017
Zevra Therapeutics, Inc.(x)*	1,526	8,851

		1,723,242

Total Health Care		21,161,353

Industrials (19.6%)
Aerospace & Defense (3.0%)
AAR Corp.*	1,376	82,381
AeroVironment, Inc.*	1,047	160,484
AerSale Corp.*	1,097	7,876
Archer Aviation, Inc., Class A(x)*	6,175	28,529
Astronics Corp.*	1,128	21,477
Babcock International Group plc	68,047	446,605
Cadre Holdings, Inc.	799	28,924
Ducommun, Inc.*	521	26,727
Eve Holding, Inc.(x)*	796	4,298
Kaman Corp.	1,134	52,017
Kratos Defense & Security Solutions, Inc.*	5,810	106,788
Leonardo DRS, Inc.*	2,710	59,864
Melrose Industries plc	175,212	1,488,298
Moog, Inc., Class A	1,144	182,640
National Presto Industries, Inc.	214	17,933
Park Aerospace Corp.	807	13,420
Parsons Corp.*	1,666	138,195
QinetiQ Group plc	706,646	3,257,194
Redwire Corp.(x)*	341	1,497
Rocket Lab USA, Inc.*	11,295	46,422
Senior plc	823,110	1,836,755
Terran Orbital Corp.(x)*	3,748	4,910
Triumph Group, Inc.*	2,528	38,021
V2X, Inc.*	474	22,141
Virgin Galactic Holdings, Inc.(x)*	13,901	20,573

		8,093,969

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.(x)*	1,802	24,796
Forward Air Corp.	1,040	32,354
Hub Group, Inc., Class A	2,459	106,278
Radiant Logistics, Inc.*	1,582	8,574

		172,002

Building Products (2.3%)
AAON, Inc.	2,722	239,808
American Woodmark Corp.*	618	62,826
Apogee Enterprises, Inc.	882	52,214
AZZ, Inc.	1,005	77,697
CSW Industrials, Inc.	620	145,452
Gibraltar Industries, Inc.*	1,231	99,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Griffon Corp.	1,570	$115,144
Insteel Industries, Inc.	15,431	589,773
Janus International Group, Inc.*	3,376	51,079
JELD-WEN Holding, Inc.*	3,445	73,137
Masonite International Corp.*	855	112,390
Masterbrand, Inc.*	4,948	92,726
Quanex Building Products Corp.	1,351	51,919
Resideo Technologies, Inc.*	5,725	128,354
Simpson Manufacturing Co., Inc.	1,700	348,806
UFP Industries, Inc.	30,763	3,784,157
Zurn Elkay Water Solutions Corp.	5,940	198,812

		6,223,426

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	2,512	112,085
ACCO Brands Corp.	3,613	20,269
ACV Auctions, Inc., Class A*	5,134	96,365
Aris Water Solutions, Inc., Class A	1,235	17,475
BrightView Holdings, Inc.*	1,263	15,030
Brink’s Co. (The)	1,783	164,714
Casella Waste Systems, Inc., Class A*	2,272	224,633
CECO Environmental Corp.*	1,207	27,785
Cimpress plc*	728	64,435
CompX International, Inc.	100	3,430
CoreCivic, Inc.*	4,622	72,149
Deluxe Corp.	1,802	37,103
Ennis, Inc.	963	19,751
Enviri Corp.*	3,208	29,353
GEO Group, Inc. (The)*	4,905	69,259
Healthcare Services Group, Inc.*	3,043	37,977
HNI Corp.	33,057	1,491,862
Interface, Inc., Class A	2,365	39,779
LanzaTech Global, Inc.(x)*	907	2,807
Li-Cycle Holdings Corp.(x)*	6,023	6,204
Liquidity Services, Inc.*	1,000	18,600
Matthews International Corp., Class A	1,170	36,364
MillerKnoll, Inc.	2,981	73,810
Montrose Environmental Group, Inc.*	1,133	44,380
NL Industries, Inc.	460	3,372
OPENLANE, Inc.*	4,329	74,892
Performant Financial Corp.*	2,960	8,702
Pitney Bowes, Inc.	6,870	29,747
Quad/Graphics, Inc.	839	4,455
SP Plus Corp.*	781	40,784
Steelcase, Inc., Class A	3,758	49,155
UniFirst Corp.	609	105,619
Vestis Corp.	97,790	1,884,413
Viad Corp.*	843	33,290
VSE Corp.	476	38,080

		4,998,128

Construction & Engineering (2.5%)
Ameresco, Inc., Class A*	1,308	31,562
API Group Corp.*	8,287	325,430
Arcosa, Inc.	1,946	167,084
Argan, Inc.	517	26,129
Bowman Consulting Group Ltd., Class A(x)*	442	15,377
Comfort Systems USA, Inc.	1,406	446,700
Concrete Pumping Holdings, Inc.*	846	6,683
Construction Partners, Inc., Class A*	1,623	91,131
Dycom Industries, Inc.*	1,154	165,634
Fluor Corp.*	5,734	242,434
Granite Construction, Inc.	1,786	102,034
Great Lakes Dredge & Dock Corp.*	2,684	23,485
IES Holdings, Inc.*	337	40,993
INNOVATE Corp.*	2,020	1,415
Limbach Holdings, Inc.*	376	15,574
MYR Group, Inc.*	664	117,362
Northwest Pipe Co.*	410	14,219
Primoris Services Corp.	66,439	2,828,308
Southland Holdings, Inc.(x)*	165	850
Stantec, Inc.	801	66,502
Sterling Infrastructure, Inc.*	1,202	132,593
Tutor Perini Corp.*	1,761	25,464
WillScot Mobile Mini Holdings Corp.*	44,045	2,048,093

		6,935,056

Electrical Equipment (1.9%)
Allient, Inc.	541	19,303
Amprius Technologies, Inc.*	237	628
Array Technologies, Inc.(x)*	6,101	90,966
Atkore, Inc.	1,485	282,685
Babcock & Wilcox Enterprises, Inc.(x)*	2,660	3,006
Blink Charging Co.(x)*	2,030	6,110
Bloom Energy Corp., Class A(x)*	7,767	87,301
Encore Wire Corp.	604	158,719
Energy Vault Holdings, Inc.(x)*	4,313	7,720
EnerSys	1,600	151,136
Enovix Corp.*	5,600	44,856
Eos Energy Enterprises, Inc.(x)*	4,734	4,876
ESS Tech, Inc.(x)*	3,526	2,550
Fluence Energy, Inc., Class A(x)*	2,365	41,009
FTC Solar, Inc.*	2,798	1,508
FuelCell Energy, Inc.(x)*	17,768	21,144
GrafTech International Ltd.	7,377	10,180
LSI Industries, Inc.	1,151	17,403
NEXTracker, Inc., Class A*	4,972	279,775
NuScale Power Corp., Class A(x)*	2,357	12,516
Powell Industries, Inc.	360	51,228
Preformed Line Products Co.	110	14,154
Regal Rexnord Corp.	20,462	3,685,206
SES AI Corp.(x)*	5,492	9,227
Shoals Technologies Group, Inc., Class A*	6,908	77,231
SKYX Platforms Corp.(x)*	2,501	3,276
Stem, Inc.(x)*	5,069	11,101
SunPower Corp.(x)*	3,818	11,454
Thermon Group Holdings, Inc.*	1,294	42,340
TPI Composites, Inc.(x)*	1,843	5,363
Vicor Corp.*	879	33,613

		5,187,584

Ground Transportation (0.2%)
ArcBest Corp.	961	136,943
Covenant Logistics Group, Inc., Class A	361	16,736
Daseke, Inc.*	1,297	10,765
FTAI Infrastructure, Inc.	4,119	25,867
Heartland Express, Inc.	1,818	21,707
Marten Transport Ltd.	2,371	43,816
PAM Transportation Services, Inc.*	268	4,344
RXO, Inc.*	4,720	103,227
Universal Logistics Holdings, Inc.	182	6,710
Werner Enterprises, Inc.	2,568	100,460

		470,575

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	1,058	25,540

Machinery (3.5%)
374Water, Inc.(x)*	2,605	3,282
3D Systems Corp.*	4,479	19,887
Alamo Group, Inc.	406	92,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Albany International Corp., Class A	1,263	$118,103
Astec Industries, Inc.	890	38,902
Barnes Group, Inc.	1,975	73,371
Blue Bird Corp.*	1,022	39,184
Chart Industries, Inc.(x)*	1,693	278,871
Columbus McKinnon Corp.	61,798	2,758,045
Commercial Vehicle Group, Inc.*	1,413	9,086
Desktop Metal, Inc., Class A(x)*	12,339	10,858
Douglas Dynamics, Inc.	928	22,383
Energy Recovery, Inc.*	2,233	35,259
Enerpac Tool Group Corp., Class A	2,203	78,559
Enpro, Inc.	847	142,948
ESCO Technologies, Inc.	1,032	110,476
Federal Signal Corp.	2,398	203,518
Franklin Electric Co., Inc.	1,845	197,064
Gencor Industries, Inc.*	464	7,744
Gorman-Rupp Co. (The)	937	37,058
Greenbrier Cos., Inc. (The)	1,216	63,354
Helios Technologies, Inc.	1,343	60,019
Hillenbrand, Inc.	2,818	141,717
Hillman Solutions Corp.*	7,894	83,992
Hyliion Holdings Corp.(x)*	6,493	11,428
Hyster-Yale Materials Handling, Inc.	449	28,812
John Bean Technologies Corp.	1,281	134,364
Kadant, Inc.	470	154,207
Kennametal, Inc.	3,084	76,915
Lindsay Corp.	446	52,476
Luxfer Holdings plc	678	7,031
Manitowoc Co., Inc. (The)*	1,407	19,895
Mayville Engineering Co., Inc.*	486	6,964
Microvast Holdings, Inc.(x)*	6,084	5,092
Miller Industries, Inc.	452	22,645
Mueller Industries, Inc.	4,498	242,577
Mueller Water Products, Inc., Class A	175,743	2,827,705
Nikola Corp.(x)*	26,117	27,162
Omega Flex, Inc.	149	10,569
Park-Ohio Holdings Corp.	369	9,845
Proto Labs, Inc.*	1,051	37,573
REV Group, Inc.	1,224	27,038
Shyft Group, Inc. (The)	1,385	17,202
SPX Technologies, Inc.*	1,774	218,433
Standex International Corp.	476	86,737
Tennant Co.	752	91,451
Terex Corp.	2,670	171,948
Timken Co. (The)	876	76,589
Titan International, Inc.*	2,105	26,228
Trinity Industries, Inc.	3,285	91,487
Velo3D, Inc.(x)*	3,915	1,784
Wabash National Corp.	1,895	56,736
Watts Water Technologies, Inc., Class A	1,093	232,317

		9,399,592

Marine Transportation (0.1%)
Costamare, Inc.	1,629	18,489
Eagle Bulk Shipping, Inc.(x)	321	20,053
Genco Shipping & Trading Ltd.	1,750	35,578
Golden Ocean Group Ltd.(x)	4,945	64,087
Himalaya Shipping Ltd.	1,210	9,329
Matson, Inc.	1,391	156,348
Pangaea Logistics Solutions Ltd.	1,602	11,166
Safe Bulkers, Inc.	2,881	14,290

		329,340

Passenger Airlines (0.1%)
Allegiant Travel Co.	650	48,886
Blade Air Mobility, Inc.*	2,500	7,125
Frontier Group Holdings, Inc.(x)*	1,633	13,244
Hawaiian Holdings, Inc.*	1,912	25,487
JetBlue Airways Corp.*	13,667	101,409
Joby Aviation, Inc.(x)*	11,246	60,279
SkyWest, Inc.*	1,637	113,084
Spirit Airlines, Inc.(x)	4,522	21,886
Sun Country Airlines Holdings, Inc.*	1,545	23,314

		414,714

Professional Services (1.6%)
Alight, Inc., Class A*	16,692	164,416
ASGN, Inc.*	1,839	192,654
Asure Software, Inc.*	714	5,555
Barrett Business Services, Inc.	238	30,159
BlackSky Technology, Inc., Class A(x)*	5,200	7,072
CBIZ, Inc.*	1,867	146,560
Conduent, Inc.*	7,297	24,664
CRA International, Inc.	268	40,087
CSG Systems International, Inc.	1,163	59,941
ExlService Holdings, Inc.*	6,504	206,827
Exponent, Inc.	2,037	168,440
First Advantage Corp.	2,209	35,830
FiscalNote Holdings, Inc.(x)*	2,739	3,643
Forrester Research, Inc.*	473	10,198
Franklin Covey Co.*	446	17,510
Heidrick & Struggles International, Inc.	707	23,798
HireQuest, Inc.	236	3,056
HireRight Holdings Corp.*	632	9,019
Huron Consulting Group, Inc.*	723	69,856
IBEX Holdings Ltd.*	394	6,079
ICF International, Inc.	1,349	203,200
Innodata, Inc.(x)*	1,110	7,326
Insperity, Inc.	1,429	156,633
Kelly Services, Inc., Class A	1,319	33,028
Kforce, Inc.	24,571	1,732,747
Korn Ferry	2,034	133,756
Legalzoom.com, Inc.*	5,333	71,142
Maximus, Inc.	2,448	205,387
Mistras Group, Inc.*	916	8,757
NV5 Global, Inc.*	561	54,984
Planet Labs PBC*	7,295	18,602
Resources Connection, Inc.	1,162	15,292
Skillsoft Corp.*	180	1,620
Sterling Check Corp.*	1,111	17,865
TriNet Group, Inc.	1,288	170,647
TrueBlue, Inc.*	1,319	16,514
TTEC Holdings, Inc.	825	8,555
Upwork, Inc.*	5,048	61,888
Verra Mobility Corp., Class A*	5,435	135,712
Willdan Group, Inc.*	459	13,306

		4,292,325

Trading Companies & Distributors (2.5%)
Alta Equipment Group, Inc.	939	12,160
Applied Industrial Technologies, Inc.	1,549	306,005
Beacon Roofing Supply, Inc.*	2,543	249,265
BlueLinx Holdings, Inc.*	333	43,370
Boise Cascade Co.	1,597	244,932
Custom Truck One Source, Inc.*	2,461	14,323
Distribution Solutions Group, Inc.*	434	15,398
DNOW, Inc.*	4,117	62,578
DXP Enterprises, Inc.*	448	24,071
EVI Industries, Inc.(x)	209	5,204
FTAI Aviation Ltd.	3,916	263,547
GATX Corp.	1,423	190,725
Global Industrial Co.	539	24,136
GMS, Inc.*	1,596	155,355
H&E Equipment Services, Inc.	1,314	84,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Herc Holdings, Inc.	8,953	$1,506,790
Hudson Technologies, Inc.*	1,790	19,708
Karat Packaging, Inc.	238	6,809
McGrath RentCorp	26,091	3,218,847
MRC Global, Inc.*	3,428	43,090
Rush Enterprises, Inc., Class A	2,445	130,856
Rush Enterprises, Inc., Class B	398	21,210
Titan Machinery, Inc.*	794	19,699
Transcat, Inc.*	312	34,766
Willis Lease Finance Corp.*	125	6,202
Xometry, Inc., Class A(x)*	1,350	22,801

		6,726,180

Total Industrials		53,268,431

Information Technology (11.3%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.	3,192	17,364
Aviat Networks, Inc.*	434	16,640
Calix, Inc.*	2,377	78,821
Cambium Networks Corp.*	453	1,952
Clearfield, Inc.(x)*	535	16,499
CommScope Holding Co., Inc.*	8,487	11,118
Comtech Telecommunications Corp.*	1,177	4,037
Digi International, Inc.*	1,403	44,798
DZS, Inc.(x)*	866	1,143
Extreme Networks, Inc.*	5,163	59,581
Harmonic, Inc.*	4,433	59,580
Infinera Corp.*	8,122	48,976
KVH Industries, Inc.*	825	4,207
Lumentum Holdings, Inc.*	25,808	1,222,009
NETGEAR, Inc.*	1,246	19,649
NetScout Systems, Inc.*	2,603	56,850
Ribbon Communications, Inc.*	3,750	12,000
Viavi Solutions, Inc.*	8,932	81,192

		1,756,416

Electronic Equipment, Instruments & Components (3.6%)
908 Devices, Inc.*	903	6,818
Advanced Energy Industries, Inc.	1,512	154,194
Aeva Technologies, Inc.*	689	2,708
Akoustis Technologies, Inc.(x)*	3,042	1,798
Arlo Technologies, Inc.*	3,624	45,844
Badger Meter, Inc.	1,183	191,421
Bel Fuse, Inc., Class B	398	24,003
Belden, Inc.	1,654	153,177
Benchmark Electronics, Inc.(x)	39,162	1,175,252
Climb Global Solutions, Inc.	183	12,971
Coherent Corp.*	38,841	2,354,541
CTS Corp.	2,859	133,773
Daktronics, Inc.*	1,306	13,008
ePlus, Inc.*	1,021	80,189
Evolv Technologies Holdings, Inc.(x)*	4,630	20,603
Fabrinet*	1,480	279,750
FARO Technologies, Inc.*	766	16,477
Insight Enterprises, Inc.*	1,118	207,411
Iteris, Inc.*	1,879	9,282
Itron, Inc.*	1,837	169,959
Kimball Electronics, Inc.*	964	20,871
Knowles Corp.*	199,212	3,207,313
Lightwave Logic, Inc.(x)*	4,960	23,213
Luna Innovations, Inc.*	1,413	4,529
Methode Electronics, Inc.	1,292	15,737
MicroVision, Inc.(x)*	7,782	14,319
Mirion Technologies, Inc., Class A*	8,114	92,256
Napco Security Technologies, Inc.	1,281	51,445
nLight, Inc.*	1,820	23,660
Novanta, Inc.*	1,411	246,600
OSI Systems, Inc.*	647	92,405
PAR Technology Corp.*	1,076	48,807
PC Connection, Inc.	471	31,053
Plexus Corp.*	1,109	105,155
Richardson Electronics Ltd.	526	4,844
Rogers Corp.*	692	82,133
Sanmina Corp.*	6,752	419,839
ScanSource, Inc.*	971	42,763
SmartRent, Inc., Class A*	7,548	20,229
TTM Technologies, Inc.*	4,178	65,386
Vishay Intertechnology, Inc.	4,995	113,287
Vishay Precision Group, Inc.*	431	15,227
Vuzix Corp.(x)*	2,706	3,274

		9,797,524

IT Services (0.2%)
Applied Digital Corp.(x)*	2,977	12,742
BigBear.ai Holdings, Inc.(x)*	1,181	2,421
BigCommerce Holdings, Inc.*	2,879	19,836
Brightcove, Inc.*	2,128	4,128
Couchbase, Inc.*	1,418	37,308
DigitalOcean Holdings, Inc.*	2,428	92,701
Fastly, Inc., Class A*	4,866	63,112
Grid Dynamics Holdings, Inc.*	2,299	28,255
Hackett Group, Inc. (The)	871	21,165
Information Services Group, Inc.	1,713	6,921
Perficient, Inc.*	1,384	77,905
Rackspace Technology, Inc.(x)*	2,744	4,335
Squarespace, Inc., Class A*	2,265	82,537
Thoughtworks Holding, Inc.*	4,073	10,305
Tucows, Inc., Class A(x)*	437	8,111
Unisys Corp.*	2,884	14,160

		485,942

Semiconductors & Semiconductor Equipment (1.8%)
ACM Research, Inc., Class A*	1,904	55,483
Aehr Test Systems*	1,138	14,111
Alpha & Omega Semiconductor Ltd.*	939	20,696
Ambarella, Inc.*	1,538	78,084
Amkor Technology, Inc.	4,526	145,918
Atomera, Inc.(x)*	1,021	6,289
Axcelis Technologies, Inc.*	1,308	145,868
CEVA, Inc.*	955	21,688
Cohu, Inc.*	54,756	1,825,018
Credo Technology Group Holding Ltd.*	4,956	105,018
Diodes, Inc.*	1,815	127,958
FormFactor, Inc.*	3,008	137,255
Ichor Holdings Ltd.*	1,161	44,838
Impinj, Inc.*	940	120,705
indie Semiconductor, Inc., Class A(x)*	6,102	43,202
inTEST Corp.*	472	6,254
Kulicke & Soffa Industries, Inc.	2,237	112,543
MACOM Technology Solutions Holdings, Inc.*	2,185	208,973
Maxeon Solar Technologies Ltd.(x)*	1,110	3,696
MaxLinear, Inc., Class A*	3,103	57,933
Navitas Semiconductor Corp., Class A*	4,490	21,417
NVE Corp.	163	14,699
Onto Innovation, Inc.*	1,941	351,476
PDF Solutions, Inc.*	1,249	42,054
Photronics, Inc.*	2,473	70,035
Power Integrations, Inc.	2,267	162,204
Rambus, Inc.*	4,278	264,423
Semtech Corp.*	2,601	71,502
Silicon Laboratories, Inc.*	1,244	178,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SiTime Corp.*	700	$65,261
SkyWater Technology, Inc.(x)*	774	7,872
SMART Global Holdings, Inc.*	1,902	50,061
Synaptics, Inc.*	1,586	154,730
Transphorm, Inc.*	915	4,493
Ultra Clean Holdings, Inc.*	1,772	81,406
Veeco Instruments, Inc.*	2,084	73,294

		4,895,245

Software (4.3%)
8x8, Inc.*	4,741	12,801
A10 Networks, Inc.	2,721	37,250
ACI Worldwide, Inc.*	151,353	5,026,433
Adeia, Inc.	4,357	47,578
Agilysys, Inc.*	808	68,082
Alarm.com Holdings, Inc.*	1,931	139,940
Alkami Technology, Inc.*	1,644	40,393
Altair Engineering, Inc., Class A*	2,184	188,152
American Software, Inc., Class A	1,376	15,755
Amplitude, Inc., Class A*	2,565	27,907
Appfolio, Inc., Class A*	772	190,483
Appian Corp., Class A*	1,671	66,756
Asana, Inc., Class A(x)*	3,318	51,396
Aurora Innovation, Inc., Class A*	13,379	37,729
AvePoint, Inc.*	6,046	47,884
Bit Digital, Inc.(x)*	3,180	9,127
Blackbaud, Inc.*	1,750	129,745
BlackLine, Inc.*	2,224	143,626
Box, Inc., Class A*	5,672	160,631
Braze, Inc., Class A*	2,108	93,384
C3.ai, Inc., Class A(x)*	3,281	88,817
Cerence, Inc.*	1,633	25,720
Cipher Mining, Inc.*	1,722	8,868
Cleanspark, Inc.*	7,689	163,084
Clear Secure, Inc., Class A	3,329	70,808
CommVault Systems, Inc.*	1,774	179,937
Consensus Cloud Solutions, Inc.*	737	11,689
CoreCard Corp.(x)*	319	3,525
CS Disco, Inc.*	1,040	8,455
CXApp, Inc.(x)*	85	208
Digimarc Corp.(x)*	578	15,710
Digital Turbine, Inc.*	4,132	10,826
Domo, Inc., Class B*	1,316	11,739
E2open Parent Holdings, Inc.*	6,947	30,845
eGain Corp.*	627	4,044
Enfusion, Inc., Class A(x)*	1,637	15,142
Envestnet, Inc.*	2,021	117,036
Everbridge, Inc.*	1,646	57,330
EverCommerce, Inc.*	742	6,990
Expensify, Inc., Class A*	2,430	4,471
Freshworks, Inc., Class A*	6,516	118,656
Instructure Holdings, Inc.*	773	16,527
Intapp, Inc.*	1,591	54,571
InterDigital, Inc.(x)	1,013	107,844
Jamf Holding Corp.*	2,870	52,664
Kaltura, Inc.*	3,651	4,929
LivePerson, Inc.(x)*	3,115	3,107
LiveRamp Holdings, Inc.*	2,511	86,629
Marathon Digital Holdings, Inc.(x)*	8,936	201,775
Matterport, Inc.*	11,037	24,944
MeridianLink, Inc.*	1,097	20,514
MicroStrategy, Inc., Class A(x)*	592	1,009,099
Mitek Systems, Inc.*	1,848	26,057
Model N, Inc.*	1,539	43,815
N-able, Inc.*	2,840	37,119
NextNav, Inc.(x)*	2,377	15,641
Olo, Inc., Class A*	3,573	19,616
ON24, Inc.	1,418	10,124
OneSpan, Inc.*	1,741	20,248
PagerDuty, Inc.*	3,443	78,087
PowerSchool Holdings, Inc., Class A*	2,251	47,924
Progress Software Corp.	1,758	93,719
PROS Holdings, Inc.*	1,817	66,012
Q2 Holdings, Inc.*	2,293	120,520
Qualys, Inc.*	1,495	249,471
Rapid7, Inc.*	2,440	119,658
Red Violet, Inc.*	429	8,387
Rimini Street, Inc.*	2,281	7,436
Riot Platforms, Inc.(x)*	7,715	94,432
Sapiens International Corp. NV	1,199	38,560
SEMrush Holdings, Inc., Class A*	1,286	17,052
SolarWinds Corp.*	1,798	22,691
SoundHound AI, Inc., Class A(x)*	5,617	33,084
SoundThinking, Inc.*	440	6,987
Sprinklr, Inc., Class A*	4,267	52,356
Sprout Social, Inc., Class A(x)*	1,930	115,240
SPS Commerce, Inc.*	1,447	267,550
Tenable Holdings, Inc.*	4,593	227,032
Terawulf, Inc.*	5,878	15,459
Varonis Systems, Inc.*	4,277	201,746
Verint Systems, Inc.*	2,360	78,234
Veritone, Inc.(x)*	1,365	7,180
Viant Technology, Inc., Class A*	614	6,545
Weave Communications, Inc.*	1,400	16,072
Workiva, Inc., Class A*	1,997	169,346
Xperi, Inc.*	1,850	22,311
Yext, Inc.*	3,797	22,896
Zeta Global Holdings Corp., Class A*	5,647	61,722
Zuora, Inc., Class A*	5,457	49,768

		11,561,652

Technology Hardware, Storage & Peripherals (0.8%)
CompoSecure, Inc., Class A(x)*	723	5,227
Corsair Gaming, Inc.*	1,603	19,781
CPI Card Group, Inc.*	187	3,340
Eastman Kodak Co.*	2,333	11,548
Immersion Corp.	1,047	7,832
Intevac, Inc.(x)*	1,123	4,312
IonQ, Inc.(x)*	6,491	64,845
Super Micro Computer, Inc.*	2,029	2,049,351
Turtle Beach Corp.*	714	12,310
Xerox Holdings Corp.(x)	4,719	84,470

		2,263,016

Total Information Technology		30,759,795

Materials (7.0%)
Chemicals (4.5%)
AdvanSix, Inc.	1,049	30,001
American Vanguard Corp.(x)	1,172	15,177
Arcadium Lithium plc(x)*	40,144	173,021
Ashland, Inc.	11,219	1,092,394
Aspen Aerogels, Inc.*	2,074	36,502
Avient Corp.	63,532	2,757,289
Balchem Corp.	1,284	198,956
Cabot Corp.	2,156	198,783
Core Molding Technologies, Inc.*	341	6,455
Danimer Scientific, Inc., Class A(x)*	4,358	4,750
Ecovyst, Inc.*	3,830	42,705
Elementis plc*	1,342,387	2,514,332
Hawkins, Inc.	784	60,211
HB Fuller Co.	2,167	172,797
Ingevity Corp.*	1,482	70,691
Innospec, Inc.	1,008	129,972
Intrepid Potash, Inc.*	495	10,326
Koppers Holdings, Inc.	784	43,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kronos Worldwide, Inc.	563	$6,643
LSB Industries, Inc.*	2,034	17,859
Mativ Holdings, Inc.	2,211	41,456
Minerals Technologies, Inc.	1,316	99,068
Olin Corp.	24,699	1,452,301
Origin Materials, Inc.*	4,668	2,381
Orion SA	2,243	52,755
Perimeter Solutions SA*	6,066	45,010
PureCycle Technologies, Inc.(x)*	4,736	29,458
Quaker Chemical Corp.	559	114,735
Rayonier Advanced Materials, Inc.*	2,704	12,925
Sensient Technologies Corp.	1,636	113,195
Stepan Co.	867	78,065
Trinseo plc	1,532	5,791
Tronox Holdings plc	152,917	2,653,110
Valhi, Inc.(x)	115	1,976

		12,284,343

Construction Materials (0.2%)
Knife River Corp.*	2,279	184,781
Summit Materials, Inc., Class A*	4,698	209,390
United States Lime & Minerals, Inc.	69	20,572

		414,743

Containers & Packaging (0.1%)
Greif, Inc., Class A	976	67,393
Greif, Inc., Class B	236	16,406
Myers Industries, Inc.	1,413	32,739
O-I Glass, Inc.*	6,298	104,484
Pactiv Evergreen, Inc.	1,629	23,327
Ranpak Holdings Corp., Class A*	1,818	14,308
TriMas Corp.	1,627	43,490

		302,147

Metals & Mining (1.4%)
5E Advanced Materials, Inc.(x)*	2,027	2,716
Alpha Metallurgical Resources, Inc.	464	153,663
Arch Resources, Inc.	723	116,251
ATI, Inc.*	5,081	259,995
Caledonia Mining Corp. plc(x)	722	7,993
Carpenter Technology Corp.	1,972	140,840
Century Aluminum Co.*	2,139	32,919
Coeur Mining, Inc.*	13,405	50,537
Commercial Metals Co.	22,866	1,343,835
Compass Minerals International, Inc.	1,383	21,768
Constellium SE*	5,179	114,508
Contango ORE, Inc.(x)*	164	3,255
Dakota Gold Corp.(x)*	2,064	4,892
Haynes International, Inc.	504	30,300
Hecla Mining Co.	24,667	118,648
i-80 Gold Corp.(x)*	8,497	11,386
Ivanhoe Electric, Inc.*	2,571	25,196
Kaiser Aluminum Corp.	635	56,744
Materion Corp.	828	109,089
Metallus, Inc.*	1,766	39,293
NioCorp Developments Ltd.*	85	231
Novagold Resources, Inc.*	9,788	29,364
Olympic Steel, Inc.	367	26,013
Perpetua Resources Corp.*	1,661	6,910
Piedmont Lithium, Inc.(x)*	773	10,296
Radius Recycling, Inc.	1,040	21,975
Ramaco Resources, Inc., Class A	777	13,085
Ramaco Resources, Inc., Class B(x)	200	2,510
Ryerson Holding Corp.	24,246	812,241
SunCoke Energy, Inc.	3,378	38,070
Tredegar Corp.	1,302	8,489
Warrior Met Coal, Inc.	2,079	126,195
Worthington Steel, Inc.	1,250	44,813

		3,784,020

Paper & Forest Products (0.8%)
Clearwater Paper Corp.*	589	25,757
Glatfelter Corp.*	2,017	4,034
Louisiana-Pacific Corp.	25,857	2,169,661
Sylvamo Corp.	1,428	88,165

		2,287,617

Total Materials		19,072,870

Real Estate (3.8%)
Diversified REITs (0.7%)
Alexander & Baldwin, Inc. (REIT)	87,648	1,443,563
Alpine Income Property Trust, Inc. (REIT)	573	8,755
American Assets Trust, Inc. (REIT)	1,942	42,549
Armada Hoffler Properties, Inc. (REIT)	2,784	28,954
Broadstone Net Lease, Inc. (REIT)	7,582	118,810
CTO Realty Growth, Inc. (REIT)	967	16,391
Empire State Realty Trust, Inc. (REIT), Class A	5,318	53,871
Essential Properties Realty Trust, Inc. (REIT)	6,100	162,626
Gladstone Commercial Corp. (REIT)	1,355	18,753
Global Net Lease, Inc. (REIT)	7,901	61,391
NexPoint Diversified Real Estate Trust (REIT)	1,407	9,286
One Liberty Properties, Inc. (REIT)	714	16,129

		1,981,078

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	4,782	116,537
Community Healthcare Trust, Inc. (REIT)	1,123	29,816
Diversified Healthcare Trust (REIT)	9,722	23,916
Global Medical REIT, Inc. (REIT)	2,092	18,305
LTC Properties, Inc. (REIT)	1,646	53,511
National Health Investors, Inc. (REIT)	1,683	105,743
Sabra Health Care REIT, Inc. (REIT)	9,063	133,861
Universal Health Realty Income Trust (REIT)	455	16,703

		498,392

Hotel & Resort REITs (0.9%)
Apple Hospitality REIT, Inc. (REIT)	8,447	138,362
Braemar Hotels & Resorts, Inc. (REIT)	2,943	5,886
Chatham Lodging Trust (REIT)	1,603	16,206
DiamondRock Hospitality Co. (REIT)	8,100	77,841
Pebblebrook Hotel Trust (REIT)(x)	4,585	70,655
RLJ Lodging Trust (REIT)	5,928	70,069
Ryman Hospitality Properties, Inc. (REIT)	2,306	266,597
Service Properties Trust (REIT)	6,604	44,775
Summit Hotel Properties, Inc. (REIT)	4,395	28,612
Sunstone Hotel Investors, Inc. (REIT)	159,335	1,774,992
Xenia Hotels & Resorts, Inc. (REIT)	4,043	60,685

		2,554,680

Industrial REITs (0.2%)
Innovative Industrial Properties, Inc. (REIT)	1,130	117,000
LXP Industrial Trust (REIT)	11,222	101,223
Plymouth Industrial REIT, Inc. (REIT)	1,832	41,220
STAG Industrial, Inc. (REIT)	3,518	135,232
Terreno Realty Corp. (REIT)	3,321	220,514

		615,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (0.4%)
Brandywine Realty Trust (REIT)	7,032	$33,754
City Office REIT, Inc. (REIT)	1,704	8,878
COPT Defense Properties (REIT)	4,391	106,130
Douglas Emmett, Inc. (REIT)(x)	3,288	45,605
Easterly Government Properties, Inc. (REIT), Class A	3,989	45,913
Equity Commonwealth (REIT)*	4,113	77,653
Highwoods Properties, Inc. (REIT)	14,302	374,426
Hudson Pacific Properties, Inc. (REIT)	5,345	34,475
JBG SMITH Properties (REIT)	3,743	60,075
Office Properties Income Trust (REIT)(x)	2,105	4,294
Orion Office REIT, Inc. (REIT)	2,521	8,849
Paramount Group, Inc. (REIT)	7,245	33,979
Peakstone Realty Trust (REIT)	1,420	22,905
Piedmont Office Realty Trust, Inc. (REIT), Class A	4,765	33,498
Postal Realty Trust, Inc. (REIT), Class A	804	11,513
SL Green Realty Corp. (REIT)(x)	2,535	139,755

		1,041,702

Real Estate Management & Development (0.5%)
American Realty Investors, Inc.*	67	1,201
Anywhere Real Estate, Inc.*	4,363	26,963
Colliers International Group, Inc.	4,672	571,059
Compass, Inc., Class A*	11,546	41,566
Cushman & Wakefield plc*	6,741	70,511
DigitalBridge Group, Inc.	6,531	125,852
Douglas Elliman, Inc.*	3,505	5,538
eXp World Holdings, Inc.(x)	2,798	28,903
Forestar Group, Inc.*	748	30,062
FRP Holdings, Inc.*	275	16,885
Kennedy-Wilson Holdings, Inc.	4,771	40,935
Marcus & Millichap, Inc.	971	33,179
Maui Land & Pineapple Co., Inc.*	332	7,191
Newmark Group, Inc., Class A	5,115	56,725
Opendoor Technologies, Inc.*	22,420	67,933
RE/MAX Holdings, Inc., Class A	778	6,823
Redfin Corp.(x)*	4,417	29,373
RMR Group, Inc. (The), Class A	674	16,176
St Joe Co. (The)	1,386	80,346
Star Holdings*	492	6,357
Stratus Properties, Inc.*	244	5,571
Tejon Ranch Co.*	924	14,239
Transcontinental Realty Investors, Inc.*	56	2,108

		1,285,496

Residential REITs (0.2%)
Apartment Investment and
Management Co. (REIT), Class A*	5,907	48,379
BRT Apartments Corp. (REIT)	500	8,400
Centerspace (REIT)	623	35,598
Clipper Realty, Inc. (REIT)	606	2,927
Elme Communities (REIT)	3,479	48,428
Independence Realty Trust, Inc. (REIT)	8,808	142,073
NexPoint Residential Trust, Inc. (REIT)	937	30,162
UMH Properties, Inc. (REIT)	2,380	38,651
Veris Residential, Inc. (REIT)	3,249	49,417

		404,035

Retail REITs (0.5%)
Acadia Realty Trust (REIT)	3,846	65,420
Alexander’s, Inc. (REIT)	69	14,983
CBL & Associates Properties, Inc. (REIT)(x)	929	21,283
Getty Realty Corp. (REIT)	1,973	53,962
InvenTrust Properties Corp. (REIT)	2,765	71,088
Kite Realty Group Trust (REIT)	14,880	322,598
Macerich Co. (The) (REIT)	8,725	150,332
NETSTREIT Corp. (REIT)(x)	2,697	49,544
Phillips Edison & Co., Inc. (REIT)	4,731	169,701
Retail Opportunity Investments Corp. (REIT)	4,985	63,908
Saul Centers, Inc. (REIT)	384	14,780
SITE Centers Corp. (REIT)	7,433	108,893
Tanger, Inc. (REIT)	4,152	122,609
Urban Edge Properties (REIT)	4,401	76,005
Whitestone REIT (REIT)	2,031	25,489

		1,330,595

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	1,921	21,323
Four Corners Property Trust, Inc. (REIT)	3,549	86,844
Gladstone Land Corp. (REIT)	1,411	18,823
Outfront Media, Inc. (REIT)	5,973	100,287
PotlatchDeltic Corp. (REIT)	3,186	149,806
Safehold, Inc. (REIT)	1,900	39,140
Uniti Group, Inc. (REIT)	9,705	57,259

		473,482

Total Real Estate		10,184,649

Utilities (1.6%)
Electric Utilities (0.8%)
ALLETE, Inc.	2,314	138,007
Genie Energy Ltd., Class B	800	12,064
IDACORP, Inc.	14,667	1,362,418
MGE Energy, Inc.	1,472	115,876
Otter Tail Corp.	1,656	143,078
PNM Resources, Inc.	3,446	129,707
Portland General Electric Co.	4,042	169,764

		2,070,914

Gas Utilities (0.3%)
Brookfield Infrastructure Corp., Class A	4,814	173,497
Chesapeake Utilities Corp.	859	92,171
New Jersey Resources Corp.	3,886	166,748
Northwest Natural Holding Co.	1,451	54,006
ONE Gas, Inc.	2,220	143,257
RGC Resources, Inc.	352	7,124
Southwest Gas Holdings, Inc.	2,487	189,335
Spire, Inc.	2,067	126,852

		952,990

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A(x)*	2,629	12,566
Montauk Renewables, Inc.*	2,861	11,902
Ormat Technologies, Inc.	2,141	141,713
Sunnova Energy International, Inc.(x)*	4,376	26,825

		193,006

Multi-Utilities (0.3%)
Avista Corp.	3,103	108,667
Black Hills Corp.	10,525	574,665
Northwestern Energy Group, Inc.	2,484	126,510
Unitil Corp.	669	35,023

		844,865

Water Utilities (0.1%)
American States Water Co.	1,480	106,915
Artesian Resources Corp., Class A	360	13,360
Cadiz, Inc.(x)*	1,784	5,174
California Water Service Group(x)	2,327	108,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Water Co. Ltd.	608	$17,820
Global Water Resources, Inc.	500	6,420
Middlesex Water Co.	717	37,642
Pure Cycle Corp.*	795	7,552
SJW Group	1,284	72,662
York Water Co. (The)	577	20,928

		396,632

Total Utilities		4,458,407

Total Common Stocks (89.6%) (Cost $185,368,505)		243,392,598

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Empire Petroleum Corp., expiring 4/3/24(x)*	321	—

Total Energy		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR *	2,552	1,021
Icosavax, Inc., CVR*	1,211	363

Total Health Care		1,384

Total Rights (0.0%)† (Cost $1,028)		1,384

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	2,000,000	$2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	4,432,488	4,432,488
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	16,724,481	16,731,171

Total Investment Companies		23,163,659

Total Short-Term Investments (8.5%) (Cost $23,161,786)		23,163,659

Total Investments in Securities (98.1%) (Cost $208,531,319)		266,557,641
Other Assets Less Liabilities (1.9%)		5,033,596

Net Assets (100%)		$271,591,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $49,158 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $7,162,618. This was collateralized by $1,092,720 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 4/18/24 – 2/15/54 and by cash of $6,432,494 of which $6,432,488 was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	1,019	97,826	—	(7,673)	4,154	(1,486)	92,821	210	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	3,554	53,132	—	—	—	(959)	52,173	—	—

Total		150,958	—	(7,673)	4,154	(2,445)	144,994	210	—

**	Not affiliated at March 31, 2024.

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	244	6/2024	USD	26,179,980	448,522

					448,522

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	21,236	USD	26,806	Bank of America	4/3/2024	(3)

Net unrealized depreciation						(3)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,300,437	$—	$—		$2,300,437
Consumer Discretionary	28,914,374	1,981,757	—	(b)	30,896,131
Consumer Staples	3,533,101	3,804,484	—		7,337,585
Energy	15,710,286	—	—		15,710,286
Financials	48,242,654	—	—		48,242,654
Health Care	21,157,131	—	4,222		21,161,353
Industrials	46,239,579	7,028,852	—		53,268,431
Information Technology	30,759,795	—	—		30,759,795
Materials	16,558,538	2,514,332	—		19,072,870
Real Estate	10,184,649	—	—		10,184,649
Utilities	4,458,407	—	—		4,458,407
Future	448,522	—	—		448,522
Rights
Energy	—	— (b)	—		— (b)
Health Care	—	1,384	—		1,384
Short-Term Investments
Investment Companies	23,163,659	—	—		23,163,659

Total Assets	$251,671,132	$15,330,809	$4,222		$267,006,163

Liabilities:
Forward Currency Contracts	$—	$(3)	$—		$(3)

Total Liabilities	$—	$(3)	$—		$(3)

Total	$251,671,132	$15,330,806	$4,222		$267,006,160

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $137 transferred from Level 3 to Level 1 at the end of the period due to observable market data.

(b)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,199,952
Aggregate gross unrealized depreciation	(24,228,144)

Net unrealized appreciation	$55,971,808

Federal income tax cost of investments in securities and derivative instruments, if applicable	$211,034,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.8%)
Ampol Ltd.	6,380	$165,428
ANZ Group Holdings Ltd.	77,051	1,476,182
APA Group	34,913	191,336
Aristocrat Leisure Ltd.	14,566	408,153
ASX Ltd.	5,164	223,511
Aurizon Holdings Ltd.	49,321	128,560
BHP Group Ltd. (ASE Stock Exchange)	65,121	1,878,646
BHP Group Ltd. (London Stock Exchange)	64,737	1,858,853
BlueScope Steel Ltd.	10,906	169,499
Brambles Ltd.	35,651	375,196
CAR Group Ltd.	9,170	215,601
Cochlear Ltd.	1,658	364,669
Coles Group Ltd.	34,508	380,932
Commonwealth Bank of Australia	42,904	3,364,513
Computershare Ltd.	13,019	221,513
Dexus (REIT)	26,630	137,266
EBOS Group Ltd.	3,738	76,489
Endeavour Group Ltd.	39,880	143,193
Fortescue Ltd.	43,254	724,392
Glencore plc	263,379	1,447,041
Goodman Group (REIT)	43,305	954,108
GPT Group (The) (REIT)	45,997	136,981
IDP Education Ltd.(x)	6,377	74,468
Insurance Australia Group Ltd.	59,727	249,095
Lottery Corp. Ltd. (The)	56,302	188,949
Macquarie Group Ltd.	9,372	1,219,621
Medibank Pvt Ltd.	66,367	162,613
Mineral Resources Ltd.	4,430	204,588
Mirvac Group (REIT)	108,325	166,592
National Australia Bank Ltd.	79,919	1,804,024
Northern Star Resources Ltd.	29,126	274,640
Orica Ltd.	12,051	143,396
Origin Energy Ltd.	45,538	273,009
Pilbara Minerals Ltd.(x)	69,371	173,138
Qantas Airways Ltd.*	24,206	85,967
QBE Insurance Group Ltd.	38,378	453,414
Ramsay Health Care Ltd.	4,747	174,807
REA Group Ltd.	1,417	171,261
Reece Ltd.	5,262	96,354
Rio Tinto Ltd.	9,510	754,570
Rio Tinto plc	28,852	1,826,968
Santos Ltd.	82,343	415,856
Scentre Group (REIT)	128,405	283,659
SEEK Ltd.	9,150	149,363
Seven Group Holdings Ltd.(x)	5,855	155,554
Sonic Healthcare Ltd.	11,311	216,776
South32 Ltd.	120,468	235,509
Stockland (REIT)	58,663	185,405
Suncorp Group Ltd.	32,271	344,462
Telstra Group Ltd.	105,809	266,149
Transurban Group	79,747	692,202
Treasury Wine Estates Ltd.	19,570	158,772
Vicinity Ltd. (REIT)	104,710	145,339
Washington H Soul Pattinson & Co. Ltd.(x)	5,605	122,760
Wesfarmers Ltd.	29,072	1,295,822
Westpac Banking Corp.	89,708	1,525,760
WiseTech Global Ltd.	4,186	256,277
Woodside Energy Group Ltd. (ASE Stock Exchange)	36,947	734,336
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	232,984
Woolworths Group Ltd.	30,873	667,327

		31,623,848

Austria (0.1%)
Erste Group Bank AG	8,859	394,726
Mondi plc	11,520	202,905
OMV AG	3,620	171,292
Verbund AG	1,629	119,067
voestalpine AG	2,964	83,141

		971,131

Belgium (0.2%)
Ageas SA/NV	4,003	185,356
Anheuser-Busch InBev SA/NV	22,253	1,355,472
D’ieteren Group	520	115,342
Elia Group SA/NV	688	74,225
Groupe Bruxelles Lambert NV (Swiss Stock exchange)	1,486	112,261
Groupe Bruxelles Lambert NV (Turquoise Stock Exchange)	706	53,362
KBC Group NV	6,523	488,532
Lotus Bakeries NV	12	115,869
Sofina SA	382	85,721
Syensqo SA*	1,927	182,490
UCB SA	3,140	387,540
Umicore SA	5,448	117,522
Warehouses De Pauw CVA (REIT)	4,655	132,883

		3,406,575

Brazil (1.0%)
Banco BTG Pactual SA	320,516	2,334,500
Itau Unibanco Holding SA (Preference)(q)	371,806	2,576,117
Localiza Rent a Car SA*	305,676	3,350,893
NU Holdings Ltd., Class A*	128,276	1,530,333
Petroleo Brasileiro SA (Preference)(q)	262,363	1,961,680
Raia Drogasil SA	485,429	2,659,726
WEG SA	364,839	2,786,813
Yara International ASA	4,355	137,860

		17,337,922

Burkina Faso (0.0%)†
Endeavour Mining plc	5,106	103,693

Canada (0.1%)
Canadian Pacific Kansas City Ltd.(x)	19,639	1,731,571

Chile (0.2%)
Antofagasta plc	131,836	3,392,831

China (3.5%)
Airtac International Group	46,109	1,599,231
Alibaba Group Holding Ltd.	539,300	4,840,464
Baidu, Inc. (ADR)*	7,911	832,870
BOC Hong Kong Holdings Ltd.	94,000	251,607
BYD Co. Ltd., Class H	118,000	3,039,364
China Construction Bank Corp., Class H	7,255,420	4,375,370
China Mengniu Dairy Co. Ltd.	650,000	1,395,188
China Merchants Bank Co. Ltd., Class H	653,500	2,584,143
China Resources Beer Holdings Co. Ltd.	278,000	1,280,443
China Tourism Group Duty Free Corp. Ltd., Class H(m)(x)	57,000	568,041
ESR Group Ltd.(m)	59,000	63,094
JD.com, Inc., Class A	47,354	652,812
JD.com, Inc. (ADR)	188,109	5,152,306
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	229,104	1,464,818
KE Holdings, Inc. (ADR)	36,927	507,008
Kweichow Moutai Co. Ltd., Class A	9,447	2,224,214

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Li Auto, Inc., Class A*	34,500	$534,675
Li Ning Co. Ltd.	258,000	685,635
Meituan, Class B(m)*	87,280	1,079,444
NARI Technology Co. Ltd., Class A	446,440	1,489,276
NetEase, Inc.	86,900	1,807,525
NXP Semiconductors NV	2,684	665,015
Ping An Insurance Group Co. of China Ltd., Class H	212,000	895,195
Postal Savings Bank of China Co. Ltd., Class H(m)	3,865,000	2,019,682
Prosus NV	37,475	1,175,499
Proya Cosmetics Co. Ltd., Class A	92,532	1,194,506
Shenzhen Inovance Technology Co. Ltd., Class A	190,700	1,589,200
Shenzhou International Group Holdings Ltd.	299,000	2,830,738
SITC International Holdings Co. Ltd.	27,000	49,330
Sungrow Power Supply Co. Ltd., Class A	112,598	1,607,775
Tencent Holdings Ltd.	272,600	10,580,930
Trip.com Group Ltd. (ADR)*	49,462	2,170,887
Wharf Holdings Ltd. (The)	28,000	91,939
Wilmar International Ltd.	52,600	133,618
Yum China Holdings, Inc.	29,505	1,174,004

		62,605,846

Denmark (1.7%)
AP Moller - Maersk A/S, Class A(x)	78	99,677
AP Moller - Maersk A/S, Class B(x)	117	152,146
Carlsberg A/S, Class B	2,457	335,197
Coloplast A/S, Class B	3,471	469,481
Danske Bank A/S	17,187	514,654
Demant A/S*	2,617	130,501
DSV A/S	4,677	758,882
Genmab A/S*	1,687	514,237
Novo Nordisk A/S, Class B	189,530	24,172,855
Novonesis (Novozymes) B	9,369	549,651
Orsted A/S(m)*	5,002	280,301
Pandora A/S	2,067	333,883
ROCKWOOL A/S, Class B*	254	83,698
Tryg A/S(x)	8,896	183,061
Vestas Wind Systems A/S*	26,081	728,430

		29,306,654

Finland (0.2%)
Elisa OYJ	3,659	163,229
Fortum OYJ	10,998	135,797
Kesko OYJ, Class B	6,590	123,103
Kone OYJ, Class B	8,912	414,779
Metso OYJ	17,055	202,490
Neste OYJ	10,510	284,602
Nokia OYJ	138,380	491,317
Nordea Bank Abp	81,632	922,079
Orion OYJ, Class B	2,994	111,664
Sampo OYJ, Class A	11,334	483,177
Stora Enso OYJ, Class R	14,171	196,991
UPM-Kymmene OYJ	13,424	447,074
Wartsila OYJ Abp	12,626	191,928

		4,168,230

France (4.3%)
Accor SA	4,661	217,735
Adevinta ASA*	8,280	86,871
Aeroports de Paris SA	913	125,192
Air Liquide SA	13,438	2,795,715
Airbus SE	91,476	16,848,166
Alstom SA(x)	7,474	113,935
Amundi SA(m)	1,552	106,574
Arkema SA	1,458	153,427
AXA SA	46,529	1,747,637
BioMerieux	1,089	120,130
BNP Paribas SA	26,357	1,872,746
Bollore SE	19,254	128,580
Bouygues SA	4,968	202,758
Bureau Veritas SA	7,594	231,692
Capgemini SE	3,995	919,324
Carrefour SA	14,524	248,749
Cie de Saint-Gobain SA	11,746	911,509
Cie Generale des Etablissements Michelin SCA	17,401	666,819
Covivio SA (REIT)	1,249	64,275
Credit Agricole SA	27,361	407,826
Danone SA	16,446	1,062,614
Dassault Aviation SA	538	118,406
Dassault Systemes SE	42,887	1,898,865
Edenred SE	6,189	330,245
Eiffage SA	1,979	224,500
Engie SA	46,300	774,736
EssilorLuxottica SA	17,716	4,007,977
Eurazeo SE	989	86,692
Gecina SA (REIT)	1,242	126,825
Getlink SE	8,532	145,251
Hermes International SCA	811	2,070,125
Ipsen SA	998	118,759
Kering SA	8,196	3,239,360
Klepierre SA (REIT)	5,507	142,589
La Francaise des Jeux SAEM(m)	2,972	121,136
Legrand SA	6,613	700,744
L’Oreal SA	6,165	2,917,510
LVMH Moet Hennessy Louis Vuitton SE	19,912	17,909,595
Orange SA	47,713	560,462
Pernod Ricard SA	7,053	1,140,989
Publicis Groupe SA	5,947	648,329
Remy Cointreau SA	558	56,251
Renault SA	4,948	249,799
Rexel SA	5,778	156,027
Safran SA	8,757	1,984,445
Sartorius Stedim Biotech*	723	206,156
SEB SA	566	72,421
Societe Generale SA	18,365	491,562
Sodexo SA	2,298	197,047
Teleperformance SE	1,561	151,702
Thales SA	2,645	451,005
TotalEnergies SE	55,620	3,808,558
Unibail-Rodamco-Westfield (REIT)*	2,894	232,603
Veolia Environnement SA	17,655	573,889
Vinci SA	12,762	1,635,121
Vivendi SE	17,005	185,293
Worldline SA(m)*	6,553	81,160

		76,848,408

Germany (2.7%)
adidas AG	4,114	918,746
Allianz SE (Registered)	15,271	4,576,788
BASF SE	22,866	1,305,729
Bayer AG (Registered)	25,215	773,387
Bayerische Motoren Werke AG	8,170	942,767
Bayerische Motoren Werke AG (Preference)(q)	1,503	161,178
Bechtle AG	2,040	107,798
Beiersdorf AG	2,601	378,682
Brenntag SE	3,493	294,238
Carl Zeiss Meditec AG	1,094	136,674
Commerzbank AG	27,481	377,417
Continental AG	2,680	193,429
Covestro AG(m)*	4,680	255,884
Daimler Truck Holding AG	13,704	694,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Bank AG (Registered)	50,305	$791,388
Deutsche Boerse AG	4,868	996,012
Deutsche Lufthansa AG (Registered)*	14,228	111,762
Deutsche Post AG	25,395	1,093,567
Deutsche Telekom AG (Registered)	83,038	2,015,675
Dr Ing hc F Porsche AG (Preference)(m)(q)	2,829	281,645
E.ON SE	56,677	787,866
Evonik Industries AG	5,519	109,110
Fresenius Medical Care AG	5,097	196,036
Fresenius SE & Co. KGaA	11,115	299,785
GEA Group AG	4,204	177,746
Hannover Rueck SE	1,540	421,505
Heidelberg Materials AG	3,478	382,541
Henkel AG & Co. KGaA	2,618	188,559
Henkel AG & Co. KGaA (Preference)(q)	4,342	348,985
Infineon Technologies AG	33,457	1,137,537
Knorr-Bremse AG	1,921	145,280
LEG Immobilien SE*	1,822	156,428
Mercedes-Benz Group AG	20,556	1,636,873
Merck KGaA	3,294	581,391
MTU Aero Engines AG	1,375	348,900
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	3,496	1,705,922
Nemetschek SE	1,515	149,912
Porsche Automobil Holding SE (Preference)(q)	3,771	199,837
Puma SE	2,652	120,224
Rational AG	126	108,612
Rheinmetall AG	1,096	616,041
RWE AG	16,087	546,003
SAP SE	69,860	13,600,993
Sartorius AG (Preference)(q)*	693	275,581
Scout24 SE(m)	1,825	137,547
Siemens AG (Registered)	19,471	3,717,273
Siemens Energy AG(x)*	13,674	250,861
Siemens Healthineers AG(m)*	7,360	450,376
Symrise AG, Class A	3,433	410,925
Talanx AG	1,742	137,945
Volkswagen AG	749	114,421
Volkswagen AG (Preference)(q)	5,283	700,134
Vonovia SE	18,784	555,264
Zalando SE(m)*	5,735	163,899

		47,287,361

Hong Kong (0.5%)
AIA Group Ltd.	512,200	3,438,923
CK Asset Holdings Ltd.	50,264	206,787
CK Infrastructure Holdings Ltd.	17,500	102,403
CLP Holdings Ltd.	42,000	334,577
Futu Holdings Ltd. (ADR)*	1,633	88,427
Hang Lung Properties Ltd.	49,000	50,209
Hang Seng Bank Ltd.	19,100	209,012
Henderson Land Development Co. Ltd.	39,474	112,467
HKT Trust & HKT Ltd.	101,260	118,119
Hong Kong & China Gas Co. Ltd.	279,856	212,031
Hong Kong Exchanges & Clearing Ltd.	30,028	873,958
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,300	71,928
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,900	5,833
Jardine Matheson Holdings Ltd. (London Stock Exchange)	3,600	131,868
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	600	22,380
Link REIT (REIT)	65,500	281,603
MTR Corp. Ltd.	38,500	126,908
Power Assets Holdings Ltd.	34,500	201,881
Prudential plc	70,817	664,106
Sino Land Co. Ltd.	93,001	96,603
Sun Hung Kai Properties Ltd.	37,500	361,494
Swire Pacific Ltd., Class A	10,000	82,280
Swire Properties Ltd.	27,800	58,392
Techtronic Industries Co. Ltd.	35,500	481,231
WH Group Ltd.(m)	197,966	130,512
Wharf Real Estate Investment Co. Ltd.	43,100	140,144

		8,604,076

India (4.5%)
Axis Bank Ltd.	138,535	1,739,443
Bajaj Auto Ltd.	33,559	3,680,978
Bajaj Finance Ltd.	27,230	2,365,495
Delhivery Ltd.*	286,023	1,527,982
DLF Ltd.	1,410,262	15,167,471
HDFC Asset Management Co. Ltd.(m)	47,411	2,134,056
HDFC Bank Ltd.	278,086	4,827,682
Hindalco Industries Ltd.	398,647	2,677,881
Hitachi Energy India Ltd.	16,593	1,387,026
ICICI Bank Ltd.	475,128	6,228,320
ICICI Bank Ltd. (ADR)	145,652	3,846,669
Infosys Ltd.	162,994	2,927,648
Infosys Ltd. (ADR)	70,472	1,263,563
Larsen & Toubro Ltd.	63,530	2,867,067
Macrotech Developers Ltd.(m)	140,845	1,918,153
Mahindra & Mahindra Ltd.	223,114	5,139,895
MakeMyTrip Ltd.*	19,016	1,351,087
Max Healthcare Institute Ltd.	207,604	2,040,880
Pidilite Industries Ltd.	59,002	2,132,710
Reliance Industries Ltd.	181,460	6,465,570
Star Health & Allied Insurance Co. Ltd.*	208,605	1,359,269
State Bank of India	484,593	4,371,374
United Breweries Ltd.	68,480	1,425,351

		78,845,570

Indonesia (0.6%)
Bank Central Asia Tbk. PT	4,159,100	2,642,885
Bank Mandiri Persero Tbk. PT	7,837,100	3,583,663
Bank Rakyat Indonesia Persero Tbk. PT	7,185,500	2,741,865
Cisarua Mountain Dairy PT Tbk.	4,330,600	1,338,375

		10,306,788

Ireland (0.1%)
AerCap Holdings NV*	4,992	433,854
AIB Group plc	37,588	190,756
Bank of Ireland Group plc	26,940	274,657
Kerry Group plc, Class A	4,071	348,900
Kingspan Group plc	4,102	373,773
Smurfit Kappa Group plc(x)	6,610	301,436

		1,923,376

Israel (0.4%)
Azrieli Group Ltd.	972	70,187
Bank Hapoalim BM	31,800	298,207
Bank Leumi Le-Israel BM	39,041	324,594
Check Point Software Technologies Ltd.*	2,391	392,148
Elbit Systems Ltd.	703	146,858
Global-e Online Ltd.*	2,358	85,713
ICL Group Ltd.	21,227	112,230
Israel Discount Bank Ltd., Class A	32,262	166,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mizrahi Tefahot Bank Ltd.	4,152	$155,720
Nice Ltd.*	1,613	419,915
Nice Ltd. (ADR)(x)*	15,104	3,936,405
Teva Pharmaceutical Industries Ltd. (ADR)*	29,111	410,756
Wix.com Ltd.*	1,398	192,197

		6,711,906

Italy (0.8%)
Amplifon SpA	3,278	119,533
Assicurazioni Generali SpA	25,966	657,195
Banco BPM SpA	31,041	206,558
Brunello Cucinelli SpA	22,315	2,551,901
Coca-Cola HBC AG	5,312	167,815
Davide Campari-Milano NV	16,216	162,945
DiaSorin SpA	539	52,044
Enel SpA	204,225	1,348,188
Eni SpA	56,218	888,413
Ferrari NV	4,355	1,898,150
FinecoBank Banca Fineco SpA	16,009	239,812
Infrastrutture Wireless Italiane SpA(m)	8,799	99,959
Intesa Sanpaolo SpA	387,660	1,406,497
Leonardo SpA	9,832	246,937
Mediobanca Banca di Credito Finanziario SpA	13,351	198,915
Moncler SpA	5,285	394,445
Nexi SpA(m)*	15,168	96,122
Poste Italiane SpA(m)	14,201	177,797
Prysmian SpA	6,755	352,648
Recordati Industria Chimica e Farmaceutica SpA	2,833	156,609
Snam SpA	50,504	238,432
Telecom Italia SpA(x)*	277,848	67,475
Terna - Rete Elettrica Nazionale	36,117	298,471
UniCredit SpA	39,484	1,498,361

		13,525,222

Japan (6.4%)
Advantest Corp.	19,600	866,838
Aeon Co. Ltd.	16,900	400,116
AGC, Inc.	4,700	170,203
Aisin Corp.(x)	3,800	154,555
Ajinomoto Co., Inc.(x)	12,000	446,453
ANA Holdings, Inc.(x)	4,400	91,848
Asahi Group Holdings Ltd.	12,300	450,464
Asahi Intecc Co. Ltd.	5,300	92,500
Asahi Kasei Corp.	32,600	238,395
Astellas Pharma, Inc.	45,500	488,423
Azbil Corp.(x)	3,000	82,620
Bandai Namco Holdings, Inc.(x)	15,400	284,643
Bridgestone Corp.	14,500	640,900
Brother Industries Ltd.(x)	5,500	101,694
Canon, Inc.(x)	25,600	761,168
Capcom Co. Ltd.	9,400	175,482
Central Japan Railway Co.	19,800	490,749
Chiba Bank Ltd. (The)(x)	13,100	108,821
Chubu Electric Power Co., Inc.	16,200	211,302
Chugai Pharmaceutical Co. Ltd.	16,900	643,714
Concordia Financial Group Ltd.(x)	28,600	143,435
Dai Nippon Printing Co. Ltd.	5,100	155,715
Daifuku Co. Ltd.	7,300	174,037
Dai-ichi Life Holdings, Inc.	24,200	615,471
Daiichi Sankyo Co. Ltd.	47,400	1,502,346
Daikin Industries Ltd.(x)	6,700	912,188
Daito Trust Construction Co. Ltd.	1,600	182,006
Daiwa House Industry Co. Ltd.	15,500	459,430
Daiwa Securities Group, Inc.	35,200	266,476
Denso Corp.	48,800	930,030
Dentsu Group, Inc.	5,286	146,310
Disco Corp.	2,400	874,990
East Japan Railway Co.	23,511	450,325
Eisai Co. Ltd.	6,600	271,665
ENEOS Holdings, Inc.	72,033	345,795
FANUC Corp.	24,400	680,196
Fast Retailing Co. Ltd.	4,500	1,388,526
Fuji Electric Co. Ltd.(x)	3,400	226,846
FUJIFILM Holdings Corp.	28,800	644,566
Fujitsu Ltd.	46,000	734,608
GLP J-REIT (REIT)	106	88,788
Hamamatsu Photonics KK	3,800	133,394
Hankyu Hanshin Holdings, Inc.	5,600	160,254
Hikari Tsushin, Inc.	600	112,287
Hirose Electric Co. Ltd.	749	76,691
Hitachi Construction Machinery Co. Ltd.	2,400	72,105
Hitachi Ltd.	23,740	2,157,113
Honda Motor Co. Ltd.	118,300	1,456,283
Hoshizaki Corp.	2,800	101,786
Hoya Corp.	19,000	2,364,018
Hulic Co. Ltd.	9,000	92,152
Ibiden Co. Ltd.(x)	2,900	129,042
Idemitsu Kosan Co. Ltd.(x)	24,195	165,104
Iida Group Holdings Co. Ltd.(x)	3,300	42,542
Inpex Corp.	24,600	373,680
Isuzu Motors Ltd.	15,400	207,429
ITOCHU Corp.(x)	30,500	1,302,365
Japan Airlines Co. Ltd.	3,588	68,048
Japan Exchange Group, Inc.	13,200	356,203
Japan Metropolitan Fund Invest (REIT)	188	117,112
Japan Post Bank Co. Ltd.(x)	36,500	391,812
Japan Post Holdings Co. Ltd.	52,400	527,011
Japan Post Insurance Co. Ltd.(x)	5,300	101,165
Japan Real Estate Investment Corp. (REIT)(x)	33	117,499
Japan Tobacco, Inc.	31,000	824,865
JFE Holdings, Inc.	14,700	242,621
JSR Corp.*	4,500	128,716
Kajima Corp.	10,600	216,719
Kansai Electric Power Co., Inc. (The)	17,900	254,110
Kao Corp.	11,600	433,410
Kawasaki Kisen Kaisha Ltd.(x)	9,900	132,922
KDDI Corp.	38,300	1,130,429
KDX Realty Investment Corp. (REIT)	108	114,792
Keisei Electric Railway Co. Ltd.	3,299	133,677
Keyence Corp.	20,472	9,478,679
Kikkoman Corp.	18,000	230,202
Kintetsu Group Holdings Co. Ltd.(x)	4,600	133,703
Kirin Holdings Co. Ltd.	19,500	270,769
Kobe Bussan Co. Ltd.	3,900	95,529
Koito Manufacturing Co. Ltd.	5,500	73,936
Komatsu Ltd.	23,600	695,777
Konami Group Corp.	2,500	169,606
Kubota Corp.	25,900	404,891
Kyocera Corp.	32,000	425,631
Kyowa Kirin Co. Ltd.	7,300	130,925
Lasertec Corp.	1,900	538,823
LY Corp.(x)	67,200	169,798
M3, Inc.	10,900	156,177
Makita Corp.	5,300	149,673
Marubeni Corp.	36,300	625,982
MatsukiyoCocokara & Co.(x)	8,700	139,339
Mazda Motor Corp.(x)	15,160	176,406
McDonald’s Holdings Co. Japan Ltd.(x)	2,110	94,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Meiji Holdings Co. Ltd.(x)	5,488	$119,635
Minebea Mitsumi, Inc.	8,800	171,547
MISUMI Group, Inc.	6,600	91,623
Mitsubishi Chemical Group Corp.	32,200	195,544
Mitsubishi Corp.	88,400	2,033,936
Mitsubishi Electric Corp.	49,500	824,509
Mitsubishi Estate Co. Ltd.	29,200	529,489
Mitsubishi HC Capital, Inc.	21,000	146,007
Mitsubishi Heavy Industries Ltd.	83,000	748,415
Mitsubishi UFJ Financial Group, Inc.	286,900	2,909,179
Mitsui & Co. Ltd.	33,200	1,544,640
Mitsui Chemicals, Inc.(x)	4,000	116,951
Mitsui Fudosan Co. Ltd.	67,800	727,132
Mitsui OSK Lines Ltd.(x)	8,800	268,104
Mizuho Financial Group, Inc.	61,753	1,218,906
MonotaRO Co. Ltd.	6,300	75,535
MS&AD Insurance Group Holdings, Inc.	33,321	586,496
Murata Manufacturing Co. Ltd.	62,327	1,167,036
NEC Corp.	6,400	465,689
Nexon Co. Ltd.	8,900	147,569
Nidec Corp.	10,500	431,708
Nintendo Co. Ltd.	26,600	1,451,245
Nippon Building Fund, Inc. (REIT)	40	159,863
Nippon Express Holdings, Inc.	1,900	96,757
Nippon Paint Holdings Co. Ltd.	25,200	180,535
Nippon Prologis REIT, Inc. (REIT)	53	94,390
Nippon Sanso Holdings Corp.(x)	4,700	146,762
Nippon Steel Corp.(x)	21,991	527,185
Nippon Telegraph & Telephone Corp.	765,500	910,226
Nippon Yusen KK(x)	12,300	337,198
Nissan Chemical Corp.	3,400	128,359
Nissan Motor Co. Ltd.	61,600	243,014
Nissin Foods Holdings Co. Ltd.	5,100	140,487
Nitori Holdings Co. Ltd.	2,000	301,493
Nitto Denko Corp.(x)	3,600	327,586
Nomura Holdings, Inc.	77,400	492,992
Nomura Real Estate Holdings, Inc.	2,600	73,218
Nomura Real Estate Master Fund, Inc. (REIT)	113	111,671
Nomura Research Institute Ltd.	9,554	268,671
NTT Data Group Corp.	16,600	262,576
Obayashi Corp.	17,200	203,780
Obic Co. Ltd.	1,800	271,284
Odakyu Electric Railway Co. Ltd.(x)	7,900	108,626
Olympus Corp.	30,600	439,352
Omron Corp.(x)	4,700	167,409
Ono Pharmaceutical Co. Ltd.(x)	9,400	153,810
Oracle Corp.	1,100	82,438
Oriental Land Co. Ltd.(x)	28,200	901,066
ORIX Corp.	30,400	662,301
Osaka Gas Co. Ltd.	9,200	206,511
Otsuka Corp.	5,800	122,644
Otsuka Holdings Co. Ltd.	10,700	443,253
Pan Pacific International Holdings Corp.	9,200	243,401
Panasonic Holdings Corp.	56,600	537,846
Rakuten Group, Inc.*	36,800	208,091
Recruit Holdings Co. Ltd.	36,900	1,615,868
Renesas Electronics Corp.	37,600	666,656
Resona Holdings, Inc.	53,305	328,182
Ricoh Co. Ltd.(x)	14,900	132,041
Rohm Co. Ltd.(x)	8,700	138,822
SBI Holdings, Inc.	6,460	168,776
SCREEN Holdings Co. Ltd.(x)	2,100	270,373
SCSK Corp.	3,600	66,754
Secom Co. Ltd.	5,300	383,723
Seiko Epson Corp.	7,300	127,068
Sekisui Chemical Co. Ltd.	10,400	151,692
Sekisui House Ltd.	15,700	356,149
Seven & i Holdings Co. Ltd.	57,600	837,099
SG Holdings Co. Ltd.	7,200	91,058
Sharp Corp.(x)*	6,699	37,195
Shimadzu Corp.(x)	5,900	163,811
Shimano, Inc.	1,900	283,720
Shimizu Corp.	13,800	88,837
Shin-Etsu Chemical Co. Ltd.	46,200	2,016,100
Shionogi & Co. Ltd.	6,600	337,150
Shiseido Co. Ltd.	10,500	286,465
Shizuoka Financial Group, Inc.(x)	10,900	103,398
SMC Corp.	1,500	841,657
SoftBank Corp.(x)	73,700	944,984
SoftBank Group Corp.	26,400	1,562,933
Sompo Holdings, Inc.	22,743	474,751
Sony Group Corp.	32,300	2,758,878
Square Enix Holdings Co. Ltd.	2,200	84,611
Subaru Corp.(x)	15,500	350,793
SUMCO Corp.	9,100	143,161
Sumitomo Corp.	26,400	633,056
Sumitomo Electric Industries Ltd.	17,900	276,103
Sumitomo Metal Mining Co. Ltd.(x)	6,500	192,492
Sumitomo Mitsui Financial Group, Inc.	32,507	1,896,564
Sumitomo Mitsui Trust Holdings, Inc.(x)	17,004	365,960
Sumitomo Realty & Development Co. Ltd.	7,000	259,691
Suntory Beverage & Food Ltd.	3,700	124,946
Suzuki Motor Corp.	40,400	459,297
Sysmex Corp.	12,900	229,018
T&D Holdings, Inc.	12,000	208,205
Taisei Corp.	4,600	167,220
Takeda Pharmaceutical Co. Ltd.	40,490	1,124,187
TDK Corp.	80,000	3,906,461
Terumo Corp.	34,400	627,076
TIS, Inc.	6,000	128,181
Tobu Railway Co. Ltd.	5,200	129,708
Toho Co. Ltd.	2,800	92,834
Tokio Marine Holdings, Inc.	46,000	1,435,791
Tokyo Electric Power Co. Holdings, Inc.*	37,400	226,851
Tokyo Electron Ltd.	12,100	3,138,103
Tokyo Gas Co. Ltd.(x)	8,900	202,011
Tokyu Corp.	12,300	149,383
TOPPAN Holdings, Inc.	6,100	152,157
Toray Industries, Inc.	35,600	170,639
TOTO Ltd.	3,800	106,334
Toyota Industries Corp.	3,800	394,484
Toyota Motor Corp.	271,670	6,830,334
Toyota Tsusho Corp.	5,500	375,314
Trend Micro, Inc.	3,300	167,093
Unicharm Corp.	10,600	337,438
USS Co. Ltd.	10,800	89,144
West Japan Railway Co.(x)	10,800	224,732
Yakult Honsha Co. Ltd.(x)	6,400	130,723
Yamaha Corp.(x)	3,600	77,408
Yamaha Motor Co. Ltd.	23,600	216,622
Yamato Holdings Co. Ltd.	6,500	93,434
Yaskawa Electric Corp.	6,300	266,516
Yokogawa Electric Corp.	5,400	123,888
Zensho Holdings Co. Ltd.	2,400	99,802
ZOZO, Inc.(x)	3,900	96,534

		113,756,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Jordan (0.0%)†
Hikma Pharmaceuticals plc	4,300	$104,122

Luxembourg (0.0%)†
ArcelorMittal SA	13,331	366,098
Eurofins Scientific SE	3,494	222,702

		588,800

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	55,000	276,163
Sands China Ltd.*	63,987	180,265

		456,428

Mexico (0.8%)
Gruma SAB de CV, Class B	217,391	4,078,705
Grupo Financiero Banorte SAB de CV, Class O	303,444	3,224,543
Qualitas Controladora SAB de CV	290,366	3,371,142
Wal-Mart de Mexico SAB de CV	847,503	3,425,799

		14,100,189

Netherlands (1.8%)
ABN AMRO Bank NV (CVA)(m)	12,191	208,463
Adyen NV(m)*	557	942,242
Aegon Ltd.	41,879	255,273
Akzo Nobel NV	4,329	323,094
Argenx SE (Brussels Stock Exchange)*	1,429	564,408
Argenx SE (Vienna Stock Exchange)*	88	34,729
ASM International NV	1,225	747,888
ASML Holding NV	14,833	14,277,504
ASR Nederland NV	4,172	204,299
BE Semiconductor Industries NV	7,360	1,126,734
Euronext NV(m)	2,102	200,015
EXOR NV	2,398	266,599
Heineken Holding NV	3,351	270,419
Heineken NV	7,454	718,450
IMCD NV	1,463	257,825
ING Groep NV	85,141	1,400,412
JDE Peet’s NV	2,348	49,295
Koninklijke Ahold Delhaize NV	24,104	720,847
Koninklijke KPN NV	85,961	321,433
Koninklijke Philips NV*	20,214	405,757
NN Group NV	6,936	320,418
OCI NV	2,474	67,768
Randstad NV(x)	2,902	153,160
Shell plc	166,840	5,527,649
Universal Music Group NV	44,841	1,348,743
Wolters Kluwer NV	6,367	997,384

		31,710,808

New Zealand (0.1%)
Auckland International Airport Ltd.	34,873	173,971
Fisher & Paykel Healthcare Corp. Ltd.	15,268	233,976
Mercury NZ Ltd.	18,569	76,882
Meridian Energy Ltd.	33,496	118,272
Spark New Zealand Ltd.	44,840	127,653
Xero Ltd.*	3,692	320,753

		1,051,507

Norway (0.1%)
Aker BP ASA	8,278	206,086
DNB Bank ASA	23,183	459,747
Equinor ASA	22,902	609,618
Gjensidige Forsikring ASA	4,621	66,989
Kongsberg Gruppen ASA	2,256	155,938
Mowi ASA	11,333	208,320
Norsk Hydro ASA	35,261	194,523
Orkla ASA	18,001	126,954
Salmar ASA	1,800	118,794
Telenor ASA	15,952	177,402

		2,324,371

Poland (0.3%)
Allegro.eu SA(m)*	304,801	2,524,683
Powszechny Zaklad Ubezpieczen SA	200,128	2,445,547

		4,970,230

Portugal (0.0%)†
EDP - Energias de Portugal SA	82,604	321,714
Galp Energia SGPS SA	12,477	206,152
Jeronimo Martins SGPS SA	7,131	141,402

		669,268

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	91,715	188,151
CapitaLand Integrated Commercial Trust (REIT)	138,969	203,784
CapitaLand Investment Ltd.	65,000	129,013
City Developments Ltd.	11,200	48,524
DBS Group Holdings Ltd.	46,400	1,238,135
Genting Singapore Ltd.	160,157	104,973
Grab Holdings Ltd., Class A*	52,238	164,027
Jardine Cycle & Carriage Ltd.	2,100	37,591
Keppel Ltd.	37,200	202,220
Mapletree Logistics Trust (REIT)	96,799	104,667
Mapletree Pan Asia Commercial Trust (REIT)	67,100	63,609
Oversea-Chinese Banking Corp. Ltd.	86,778	866,977
Sea Ltd. (ADR)*	9,493	509,869
Seatrium Ltd.*	1,102,611	64,511
Sembcorp Industries Ltd.	23,300	93,183
Singapore Airlines Ltd.	36,750	174,190
Singapore Exchange Ltd.	22,200	151,425
Singapore Technologies Engineering Ltd.	36,300	108,073
Singapore Telecommunications Ltd.	216,000	404,725
STMicroelectronics NV	17,457	751,833
United Overseas Bank Ltd.	31,367	680,886

		6,290,366

South Africa (0.6%)
Anglo American plc (Johannesburg Stock Exchange)	162,220	3,984,068
Anglo American plc (London Stock Exchange)	32,555	801,981
AVI Ltd.	353,632	1,705,612
Bidvest Group Ltd. (The)(x)	169,081	2,164,933
Capitec Bank Holdings Ltd.	23,397	2,588,976

		11,245,570

South Korea (1.6%)
DB Insurance Co. Ltd.	13,259	948,443
Delivery Hero SE(m)*	4,453	127,381
Hyundai Marine & Fire Insurance Co. Ltd.	36,773	842,672
Hyundai Motor Co.	6,427	1,131,438
KB Financial Group, Inc.	36,511	1,906,573
Kia Corp.	22,695	1,888,089
Korea Zinc Co. Ltd.	4,156	1,403,084
Samsung Electronics Co. Ltd.	236,596	14,200,154
SK Hynix, Inc.	45,014	5,958,399

		28,406,233

Spain (0.8%)
Acciona SA	635	77,310
ACS Actividades de Construccion y Servicios SA	5,092	213,038
Aena SME SA(m)	1,906	375,170
Amadeus IT Group SA	61,370	3,935,464
Banco Bilbao Vizcaya Argentaria SA(x)	149,388	1,779,286
Banco Santander SA	414,628	2,022,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
CaixaBank SA(x)	101,660	$492,774
Cellnex Telecom SA(m)	11,765	415,939
EDP Renovaveis SA	7,023	95,050
Enagas SA	6,551	97,285
Endesa SA	7,941	147,055
Grifols SA*	7,525	67,691
Iberdrola SA	157,220	1,949,745
Industria de Diseno Textil SA	27,946	1,407,079
Redeia Corp. SA	10,446	178,117
Repsol SA	32,031	533,555
Telefonica SA	123,347	544,135

		14,331,257

Sweden (1.5%)
Alfa Laval AB	7,234	284,386
Assa Abloy AB, Class B	205,610	5,898,994
Atlas Copco AB, Class A	514,633	8,692,605
Atlas Copco AB, Class B	41,041	606,375
Beijer Ref AB, Class B(x)	9,263	137,595
Boliden AB	6,852	190,280
Epiroc AB, Class A	16,967	318,765
Epiroc AB, Class B	9,677	163,905
EQT AB	9,610	303,993
Essity AB, Class B(x)	15,876	377,025
Evolution AB(m)	4,639	576,668
Fastighets AB Balder, Class B*	16,094	118,299
Getinge AB, Class B	6,204	124,845
H & M Hennes & Mauritz AB, Class B(x)	16,349	266,649
Hexagon AB, Class B	53,191	629,606
Holmen AB, Class B*	1,818	73,950
Husqvarna AB, Class B	10,307	88,241
Industrivarden AB, Class A	3,255	111,936
Industrivarden AB, Class C	4,078	140,238
Indutrade AB*	6,581	179,465
Investment AB Latour, Class B	3,593	94,491
Investor AB, Class B	44,343	1,112,925
L E Lundbergforetagen AB, Class B	1,791	96,946
Lifco AB, Class B	6,146	160,540
Nibe Industrier AB, Class B	39,229	192,627
Saab AB, Class B	2,202	195,843
Sagax AB, Class B	5,680	149,854
Sandvik AB	27,107	601,956
Securitas AB, Class B	12,981	133,824
Skandinaviska Enskilda Banken AB, Class A(x)	40,532	548,871
Skanska AB, Class B(x)	8,186	145,687
SKF AB, Class B(x)	9,177	187,330
Svenska Cellulosa AB SCA, Class B(x)	16,000	245,590
Svenska Handelsbanken AB, Class A(x)	37,954	383,830
Swedbank AB, Class A(x)	21,731	431,006
Swedish Orphan Biovitrum AB*	4,684	116,925
Tele2 AB, Class B	12,911	106,024
Telefonaktiebolaget LM Ericsson, Class B(x)	74,794	402,758
Telia Co. AB	58,810	150,706
Volvo AB, Class A	5,239	144,288
Volvo AB, Class B(x)	38,661	1,047,791
Volvo Car AB, Class B(x)*	19,776	74,973

		26,008,605

Switzerland (1.6%)
ABB Ltd. (Registered)	40,983	1,903,618
Adecco Group AG (Registered)	4,160	164,490
Alcon, Inc.	12,763	1,057,722
Avolta AG*	2,711	112,817
Bachem Holding AG(x)	945	90,534
Baloise Holding AG (Registered)	1,151	180,336
Banque Cantonale Vaudoise (Registered)	724	84,133
Barry Callebaut AG (Registered)	88	127,729
BKW AG	516	79,187
Chocoladefabriken Lindt & Spruengli AG	25	299,107
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	361,923
Cie Financiere Richemont SA (Registered)	13,773	2,099,892
Clariant AG (Registered)	6,203	83,844
DSM-Firmenich AG	4,801	545,926
EMS-Chemie Holding AG (Registered)	192	147,324
Geberit AG (Registered)	870	514,176
Givaudan SA (Registered)	237	1,055,377
Helvetia Holding AG (Registered)	877	120,875
Julius Baer Group Ltd.	5,410	312,416
Kuehne + Nagel International AG (Registered)	1,356	377,398
Logitech International SA (Registered)	4,323	387,121
Lonza Group AG (Registered)	5,659	3,389,690
Novartis AG (Registered)	52,513	5,087,388
Partners Group Holding AG	581	829,770
Sandoz Group AG*	10,100	304,730
Schindler Holding AG	1,064	267,932
Schindler Holding AG (Registered)	623	151,976
SGS SA (Registered)(x)*	3,805	369,172
SIG Group AG	7,547	167,367
Sika AG (Registered)	3,904	1,162,737
Sonova Holding AG (Registered)	1,276	369,422
Straumann Holding AG (Registered)	2,783	444,367
Swatch Group AG (The)	763	177,160
Swatch Group AG (The) (Registered)	1,422	64,489
Swiss Life Holding AG (Registered)	769	539,072
Swiss Prime Site AG (Registered)	1,917	180,785
Swisscom AG (Registered)*	643	393,137
Temenos AG (Registered)	1,565	111,894
UBS Group AG (Registered)	84,262	2,591,814
VAT Group AG(m)	692	358,565
Zurich Insurance Group AG	3,750	2,022,093

		29,089,505

Taiwan (2.2%)
Advantech Co. Ltd.	104,000	1,322,605
Chailease Holding Co. Ltd.	465,260	2,493,230
CTBC Financial Holding Co. Ltd.	588,000	595,285
Delta Electronics, Inc.	69,000	738,435
E Ink Holdings, Inc.	178,000	1,262,550
Hon Hai Precision Industry Co. Ltd.	132,000	641,367
Taiwan Semiconductor Manufacturing Co. Ltd.	1,024,133	24,608,505
Unimicron Technology Corp.	443,000	2,630,025
United Microelectronics Corp.	1,975,000	3,209,024
Voltronic Power Technology Corp.	19,000	979,580
Wiwynn Corp.	17,000	1,163,310

		39,643,916

Thailand (0.2%)
Central Retail Corp. PCL	515,800	508,908
CP ALL PCL	326,800	488,129
Kasikornbank PCL	431,700	1,467,100
Tisco Financial Group PCL	601,400	1,635,874

		4,100,011

United Kingdom (2.6%)
3i Group plc	24,861	881,417
abrdn plc	42,917	76,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Admiral Group plc	6,667	$238,727
Ashtead Group plc	11,135	792,648
Associated British Foods plc	8,562	269,947
AstraZeneca plc	39,714	5,352,350
Auto Trader Group plc(m)	22,457	198,465
Aviva plc	71,394	447,486
BAE Systems plc	77,695	1,323,357
Barclays plc	389,906	901,564
Barratt Developments plc	24,163	145,045
Berkeley Group Holdings plc	2,720	163,344
BP plc	438,531	2,743,659
British American Tobacco plc	51,566	1,565,922
BT Group plc	170,622	236,132
Bunzl plc	8,579	330,037
Burberry Group plc	9,779	149,715
Centrica plc	143,387	231,016
CK Hutchison Holdings Ltd.	70,264	339,340
Coca-Cola Europacific Partners plc	5,290	370,035
Compass Group plc	43,783	1,283,706
Croda International plc	3,458	213,949
DCC plc	2,424	176,224
Diageo plc	57,270	2,114,649
Entain plc	15,757	158,585
Flutter Entertainment plc*	4,510	898,814
Halma plc	9,501	283,963
Hargreaves Lansdown plc	9,000	83,605
HSBC Holdings plc	488,762	3,818,555
Imperial Brands plc	21,843	487,974
Informa plc	34,234	359,149
InterContinental Hotels Group plc	4,248	441,904
Intertek Group plc	4,253	267,591
J Sainsbury plc	39,906	136,193
JD Sports Fashion plc	69,051	117,220
Kingfisher plc	46,258	145,611
Land Securities Group plc (REIT)	17,028	141,460
Legal & General Group plc	149,815	481,042
Lloyds Banking Group plc	1,632,037	1,066,192
London Stock Exchange Group plc	10,670	1,278,032
M&G plc	61,528	171,235
Melrose Industries plc	35,270	299,593
National Grid plc	95,296	1,282,162
NatWest Group plc	145,602	487,914
Next plc	3,104	361,683
Ocado Group plc*	14,926	85,736
Pearson plc	16,843	221,512
Persimmon plc	7,872	130,753
Phoenix Group Holdings plc	19,936	139,046
Reckitt Benckiser Group plc	18,333	1,044,031
RELX plc (London Stock Exchange)	6,529	282,157
RELX plc (Turquoise Stock Exchange)	41,772	1,809,389
Rentokil Initial plc	63,095	375,640
Rolls-Royce Holdings plc*	212,310	1,143,415
Sage Group plc (The)	25,552	408,130
Schroders plc	18,884	89,761
Segro plc (REIT)	33,194	378,654
Severn Trent plc	6,823	212,708
Smith & Nephew plc	21,703	271,623
Smiths Group plc	9,151	189,592
Spirax-Sarco Engineering plc	1,808	229,338
SSE plc	27,999	583,092
St James’s Place plc	13,881	81,380
Standard Chartered plc	56,825	481,539
Taylor Wimpey plc	96,716	167,297
Tesco plc	178,960	669,943
Unilever plc	57,126	2,867,046
Unilever plc (London Stock Exchange)	6,933	347,876
United Utilities Group plc	18,113	235,243
Vodafone Group plc	587,286	522,280
Whitbread plc	5,215	218,131
Wise plc, Class A*	16,580	194,323
WPP plc	27,263	259,314

		46,952,591

United States (36.1%)
3M Co.	5,750	609,903
A.O. Smith Corp.	1,281	114,598
Abbott Laboratories	18,066	2,053,382
AbbVie, Inc.	18,306	3,333,523
Accenture plc, Class A	6,498	2,252,272
Adobe, Inc.*	22,008	11,105,237
Advanced Micro Devices, Inc.*	16,752	3,023,568
AES Corp. (The)	7,064	126,658
Aflac, Inc.	5,375	461,497
Agilent Technologies, Inc.	3,042	442,641
Air Products and Chemicals, Inc.	2,313	560,371
Airbnb, Inc., Class A*	4,526	746,609
Akamai Technologies, Inc.*	1,598	173,798
Albemarle Corp.	1,271	167,442
Alexandria Real Estate Equities, Inc. (REIT)	1,681	216,698
Align Technology, Inc.*	733	240,365
Allegion plc	940	126,627
Alliant Energy Corp.	2,621	132,098
Allstate Corp. (The)	2,724	471,279
Alphabet, Inc., Class A*	260,140	39,262,930
Alphabet, Inc., Class C*	51,205	7,796,473
Altria Group, Inc.	18,099	789,478
Amazon.com, Inc.*	116,049	20,932,919
Amcor plc	14,932	142,003
Ameren Corp.	2,737	202,429
American Airlines Group, Inc.(x)*	6,492	99,652
American Electric Power Co., Inc.	5,475	471,397
American Express Co.	5,908	1,345,193
American International Group, Inc.	7,309	571,345
American Tower Corp. (REIT)	4,853	958,904
American Water Works Co., Inc.	1,976	241,487
Ameriprise Financial, Inc.	1,021	447,647
AMETEK, Inc.	2,403	439,509
Amgen, Inc.	5,572	1,584,231
Amphenol Corp., Class A	6,229	718,515
Analog Devices, Inc.	67,178	13,287,137
ANSYS, Inc.*	904	313,833
Aon plc, Class A	2,084	695,472
APA Corp.	3,278	112,698
Apple, Inc.	150,647	25,832,948
Applied Materials, Inc.	8,616	1,776,878
Aptiv plc*	2,945	234,569
Arch Capital Group Ltd.*	3,885	359,129
Archer-Daniels-Midland Co.	5,514	346,334
Arista Networks, Inc.*	2,623	760,618
Arthur J Gallagher & Co.	2,248	562,090
Assurant, Inc.	558	105,038
AT&T, Inc.	74,437	1,310,091
Atmos Energy Corp.	1,517	180,326
Autodesk, Inc.*	2,225	579,435
Automatic Data Processing, Inc.	4,282	1,069,387
AutoZone, Inc.*	177	557,842
AvalonBay Communities, Inc. (REIT)	1,464	271,660
Avantor, Inc.*	41,664	1,065,348
Avery Dennison Corp.	808	180,386
Axon Enterprise, Inc.*	715	223,709
Baker Hughes Co.	10,476	350,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ball Corp.	3,369	$226,936
Bank of America Corp.	71,305	2,703,886
Bank of New York Mellon Corp. (The)	7,766	447,477
Bath & Body Works, Inc.	2,324	116,246
Baxter International, Inc.	5,282	225,753
Becton Dickinson & Co.	2,964	733,442
Berkshire Hathaway, Inc., Class B*	18,883	7,940,679
Best Buy Co., Inc.	1,966	161,271
Biogen, Inc.*	1,508	325,170
Bio-Rad Laboratories, Inc., Class A*	235	81,279
Bio-Techne Corp.	1,616	113,750
BlackRock, Inc.‡	1,456	1,213,867
Blackstone, Inc.	7,397	971,744
Boeing Co. (The)*	5,920	1,142,501
Booking Holdings, Inc.	359	1,302,409
BorgWarner, Inc.	2,281	79,242
Boston Properties, Inc. (REIT)	1,583	103,386
Boston Scientific Corp.*	31,275	2,142,025
Bristol-Myers Squibb Co.	21,183	1,148,754
Broadcom, Inc.	4,570	6,057,124
Broadridge Financial Solutions, Inc.	1,225	250,954
Brown & Brown, Inc.	2,409	210,884
Brown-Forman Corp., Class B	1,829	94,413
Builders FirstSource, Inc.*	1,276	266,110
Bunge Global SA	1,470	150,704
Cadence Design Systems, Inc.*	2,832	881,545
Caesars Entertainment, Inc.*	2,402	105,063
Camden Property Trust (REIT)	1,052	103,517
Campbell Soup Co.	1,927	85,655
Capital One Financial Corp.	3,965	590,349
Cardinal Health, Inc.	2,540	284,226
CarMax, Inc.(x)*	1,641	142,948
Carnival Corp.*	10,413	170,148
Carrier Global Corp.	8,735	507,766
Catalent, Inc.*	1,936	109,287
Caterpillar, Inc.	5,271	1,931,453
Cboe Global Markets, Inc.	1,092	200,633
CBRE Group, Inc., Class A*	3,029	294,540
CDW Corp.	1,381	353,232
Celanese Corp.	1,026	176,328
Cencora, Inc.	1,725	419,158
Centene Corp.*	5,561	436,427
CenterPoint Energy, Inc.	6,517	185,669
CF Industries Holdings, Inc.	2,006	166,919
CH Robinson Worldwide, Inc.	1,253	95,403
Charles River Laboratories International, Inc.*	4,441	1,203,289
Charles Schwab Corp. (The)	15,493	1,120,764
Charter Communications, Inc., Class A*	2,065	600,151
Chevron Corp.	18,001	2,839,478
Chipotle Mexican Grill, Inc.*	286	831,336
Chubb Ltd.	4,194	1,086,791
Church & Dwight Co., Inc.	2,503	261,088
Cigna Group (The)	3,046	1,106,277
Cincinnati Financial Corp.	1,634	202,894
Cintas Corp.	879	603,899
Cisco Systems, Inc.	42,169	2,104,655
Citigroup, Inc.	19,692	1,245,322
Citizens Financial Group, Inc.	4,968	180,289
Clorox Co. (The)	1,291	197,665
CME Group, Inc.	3,748	806,907
CMS Energy Corp.	2,991	180,477
Coca-Cola Co. (The)	40,287	2,464,759
Cognizant Technology Solutions Corp., Class A	5,220	382,574
Colgate-Palmolive Co.	8,572	771,909
Comcast Corp., Class A	41,124	1,782,725
Comerica, Inc.	1,318	72,477
Conagra Brands, Inc.	5,184	153,654
ConocoPhillips	12,199	1,552,689
Consolidated Edison, Inc.	3,594	326,371
Constellation Brands, Inc., Class A	1,682	457,100
Constellation Energy Corp.	3,325	614,626
Cooper Cos., Inc. (The)	2,013	204,239
Copart, Inc.*	9,097	526,898
Corning, Inc.	7,936	261,571
Corpay, Inc.*	752	232,022
Corteva, Inc.	7,334	422,952
CoStar Group, Inc.*	4,251	410,647
Costco Wholesale Corp.	4,609	3,376,692
Coterra Energy, Inc.	7,831	218,328
CRH plc	17,812	1,535,031
Crown Castle, Inc. (REIT)	4,518	478,140
CSL Ltd.	12,377	2,322,211
CSX Corp.	20,573	762,641
Cummins, Inc.	1,474	434,314
CVS Health Corp.	13,061	1,041,745
CyberArk Software Ltd.*	1,050	278,911
Danaher Corp.	11,892	2,969,670
Darden Restaurants, Inc.	1,203	201,081
DaVita, Inc.*	572	78,965
Dayforce, Inc.*	1,544	102,228
Deckers Outdoor Corp.*	266	250,375
Deere & Co.	2,702	1,109,819
Delta Air Lines, Inc.	6,699	320,681
Dentsply Sirona, Inc.	2,105	69,865
Devon Energy Corp.	6,670	334,701
Dexcom, Inc.*	4,022	557,851
Diamondback Energy, Inc.	1,863	369,191
Digital Realty Trust, Inc. (REIT)	3,153	454,158
Discover Financial Services	2,603	341,227
Dollar General Corp.	2,285	356,597
Dollar Tree, Inc.*	2,173	289,335
Dominion Energy, Inc.	8,712	428,543
Domino’s Pizza, Inc.	366	181,858
Dover Corp.	1,448	256,571
Dow, Inc.	7,302	423,005
DR Horton, Inc.	3,049	501,713
DTE Energy Co.	2,092	234,597
Duke Energy Corp.	8,024	776,001
DuPont de Nemours, Inc.	4,477	343,252
Eastman Chemical Co.	1,287	128,983
Eaton Corp. plc	4,157	1,299,811
eBay, Inc.	5,281	278,731
Ecolab, Inc.	7,543	1,741,679
Edison International	3,990	282,213
Edwards Lifesciences Corp.*	14,434	1,379,313
Electronic Arts, Inc.	2,548	338,043
Elevance Health, Inc.	2,446	1,268,349
Eli Lilly and Co.	8,276	6,438,397
Emerson Electric Co.	5,935	673,148
Enphase Energy, Inc.*	1,425	172,397
Entergy Corp.	2,175	229,854
EOG Resources, Inc.	6,071	776,117
EPAM Systems, Inc.*	612	169,010
EQT Corp.	4,118	152,654
Equifax, Inc.	18,100	4,842,112
Equinix, Inc. (REIT)	977	806,347
Equity Residential (REIT)	3,597	227,007
Essex Property Trust, Inc. (REIT)	691	169,164
Estee Lauder Cos., Inc. (The), Class A	2,418	372,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Etsy, Inc.*	1,255	$86,244
Everest Group Ltd.	442	175,695
Evergy, Inc.	2,408	128,539
Eversource Energy	3,555	212,482
Exelon Corp.	10,363	389,338
Expedia Group, Inc.*	1,403	193,263
Expeditors International of Washington, Inc.	1,535	186,610
Experian plc	23,539	1,026,175
Extra Space Storage, Inc. (REIT)	2,199	323,253
Exxon Mobil Corp.	41,213	4,790,599
F5, Inc.*	644	122,096
FactSet Research Systems, Inc.	387	175,849
Fair Isaac Corp.*	257	321,150
Fastenal Co.	5,949	458,906
Federal Realty Investment Trust (REIT)	713	72,812
FedEx Corp.	2,355	682,338
Ferrovial SE	13,316	526,944
Fidelity National Information Services, Inc.	6,168	457,542
Fifth Third Bancorp	6,911	257,158
First Solar, Inc.*	1,074	181,291
FirstEnergy Corp.	5,376	207,621
Fiserv, Inc.*	6,248	998,555
FMC Corp.	1,203	76,631
Ford Motor Co.	39,832	528,969
Fortinet, Inc.*	6,635	453,237
Fortive Corp.	3,659	314,747
Fox Corp., Class A	2,667	83,397
Fox Corp., Class B	1,580	45,220
Franklin Resources, Inc.	2,857	80,310
Freeport-McMoRan, Inc.	14,929	701,962
Garmin Ltd.	1,589	236,554
Gartner, Inc.*	805	383,719
GE HealthCare Technologies, Inc.	4,198	381,640
Gen Digital, Inc.	5,998	134,355
Generac Holdings, Inc.*	650	81,991
General Dynamics Corp.	2,358	666,111
General Electric Co.	11,250	1,974,713
General Mills, Inc.	5,848	409,185
General Motors Co.	11,981	543,338
Genuine Parts Co.	1,435	222,325
Gilead Sciences, Inc.	12,972	950,199
Global Payments, Inc.	2,711	362,352
Globe Life, Inc.	856	99,613
Goldman Sachs Group, Inc. (The)	3,395	1,418,058
GSK plc	105,426	2,273,522
Haleon plc	177,433	745,968
Halliburton Co.	9,318	367,316
Hartford Financial Services Group, Inc. (The)	3,131	322,650
Hasbro, Inc.	1,463	82,689
HCA Healthcare, Inc.	2,062	687,739
Healthpeak Properties, Inc. (REIT)	7,715	144,656
Henry Schein, Inc.*	1,330	100,442
Hershey Co. (The)	1,560	303,420
Hess Corp.	2,878	439,298
Hewlett Packard Enterprise Co.	13,021	230,862
Hilton Worldwide Holdings, Inc.	2,604	555,459
Holcim AG	13,353	1,209,077
Hologic, Inc.*	2,384	185,857
Home Depot, Inc. (The)	10,329	3,962,204
Honeywell International, Inc.	6,863	1,408,631
Hormel Foods Corp.	2,879	100,448
Host Hotels & Resorts, Inc. (REIT)	7,530	155,720
Howmet Aerospace, Inc.	4,021	275,157
HP, Inc.	9,054	273,612
Hubbell, Inc., Class B	571	236,994
Humana, Inc.	1,243	430,973
Huntington Bancshares, Inc.	14,802	206,488
Huntington Ingalls Industries, Inc.	394	114,839
IDEX Corp.	772	188,383
IDEXX Laboratories, Inc.*	2,944	1,589,554
Illinois Tool Works, Inc.	2,799	751,056
Illumina, Inc.*	10,254	1,408,079
Incyte Corp.*	1,885	107,388
Ingersoll Rand, Inc.	4,214	400,119
Insulet Corp.*	732	125,465
Intel Corp.	43,892	1,938,710
Intercontinental Exchange, Inc.	5,959	818,945
International Business Machines Corp.	9,506	1,815,266
International Flavors & Fragrances, Inc.	2,730	234,753
International Paper Co.	3,420	133,448
Interpublic Group of Cos., Inc. (The)	4,099	133,750
Intuit, Inc.	21,804	14,172,600
Intuitive Surgical, Inc.*	11,253	4,490,960
Invesco Ltd.	4,538	75,285
Invitation Homes, Inc. (REIT)	6,132	218,361
IQVIA Holdings, Inc.*	13,522	3,419,579
Iron Mountain, Inc. (REIT)	3,020	242,234
J M Smucker Co. (The)	1,102	138,709
Jabil, Inc.	1,301	174,269
Jack Henry & Associates, Inc.	754	130,992
Jacobs Solutions, Inc.	1,277	196,313
James Hardie Industries plc (CHDI)*	11,377	456,766
JB Hunt Transport Services, Inc.	838	166,972
Johnson & Johnson	24,945	3,946,050
Johnson Controls International plc	7,083	462,662
JPMorgan Chase & Co.	29,998	6,008,599
Juniper Networks, Inc.	3,269	121,149
Kellanova	2,763	158,292
Kenvue, Inc.	17,943	385,057
Keurig Dr Pepper, Inc.	10,482	321,483
KeyCorp	9,516	150,448
Keysight Technologies, Inc.*	1,819	284,455
Kimberly-Clark Corp.	3,518	455,053
Kimco Realty Corp. (REIT)	7,078	138,800
Kinder Morgan, Inc.	19,926	365,443
KLA Corp.	1,395	974,505
Kraft Heinz Co. (The)	8,209	302,912
Kroger Co. (The)	6,890	393,626
L3Harris Technologies, Inc.	1,973	420,446
Laboratory Corp. of America Holdings	903	197,269
Lam Research Corp.	2,637	2,562,030
Lamb Weston Holdings, Inc.	1,448	154,255
Las Vegas Sands Corp.	3,774	195,116
Leidos Holdings, Inc.	1,442	189,032
Lennar Corp., Class A	2,522	433,734
Linde plc	6,898	3,202,879
Live Nation Entertainment, Inc.*	1,489	157,492
LKQ Corp.	2,777	148,320
Lockheed Martin Corp.	2,232	1,015,270
Loews Corp.	1,907	149,299
Lowe’s Cos., Inc.	5,952	1,516,153
Lululemon Athletica, Inc.*	1,199	468,389
LyondellBasell Industries NV, Class A	2,651	271,144
M&T Bank Corp.	1,708	248,412
Marathon Oil Corp.	6,086	172,477
Marathon Petroleum Corp.	3,819	769,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
MarketAxess Holdings, Inc.	417	$91,427
Marriott International, Inc., Class A	12,395	3,127,382
Marsh & McLennan Cos., Inc.	5,133	1,057,295
Martin Marietta Materials, Inc.	643	394,763
Marvell Technology, Inc.	69,760	4,944,589
Masco Corp.	2,321	183,080
Mastercard, Inc., Class A	8,563	4,123,684
Match Group, Inc.*	2,818	102,237
McCormick & Co., Inc. (Non-Voting)	2,616	200,935
McDonald’s Corp.	7,505	2,116,035
McKesson Corp.	1,349	724,211
Medtronic plc	13,852	1,207,202
Merck & Co., Inc.	26,272	3,466,590
Meta Platforms, Inc., Class A	71,919	34,922,428
MetLife, Inc.	6,286	465,855
Mettler-Toledo International, Inc.*	226	300,872
MGM Resorts International*	2,891	136,484
Microchip Technology, Inc.	5,633	505,336
Micron Technology, Inc.	11,431	1,347,601
Microsoft Corp.	91,236	38,384,810
Mid-America Apartment Communities, Inc. (REIT)	1,170	153,949
Moderna, Inc.*	3,453	367,952
Mohawk Industries, Inc.*	529	69,241
Molina Healthcare, Inc.*	607	249,374
Molson Coors Beverage Co., Class B	1,901	127,842
Monday.com Ltd.*	778	175,727
Mondelez International, Inc., Class A	13,904	973,280
Monolithic Power Systems, Inc.	499	338,033
Monster Beverage Corp.*	7,691	455,922
Moody’s Corp.	1,638	643,783
Morgan Stanley	12,941	1,218,525
Mosaic Co. (The)	3,322	107,832
Motorola Solutions, Inc.	1,728	613,405
MSCI, Inc.	823	461,250
Nasdaq, Inc.	3,944	248,866
Nestle SA (Registered)	68,404	7,262,497
NetApp, Inc.	2,066	216,868
Netflix, Inc.*	6,980	4,239,163
Newmont Corp.	11,998	430,008
News Corp., Class A	4,087	106,998
News Corp., Class B	1,004	27,168
NextEra Energy, Inc.	21,360	1,365,118
NIKE, Inc., Class B	12,610	1,185,088
NiSource, Inc.	4,552	125,908
Nordson Corp.	543	149,075
Norfolk Southern Corp.	2,354	599,964
Northern Trust Corp.	2,139	190,200
Northrop Grumman Corp.	1,476	706,502
Norwegian Cruise Line Holdings Ltd.*	4,124	86,315
NRG Energy, Inc.	2,261	153,047
Nucor Corp.	2,559	506,426
NVIDIA Corp.	32,998	29,815,673
NVR, Inc.*	34	275,399
Occidental Petroleum Corp.	6,874	446,741
Old Dominion Freight Line, Inc.	1,862	408,355
Omnicom Group, Inc.	2,115	204,647
ON Semiconductor Corp.*	4,484	329,798
ONEOK, Inc.	6,065	486,231
Oracle Corp. (Moscow Stock Exchange)	16,541	2,077,715
O’Reilly Automotive, Inc.*	616	695,390
Otis Worldwide Corp.	4,261	422,989
PACCAR, Inc.	5,446	674,705
Packaging Corp. of America	920	174,598
Palo Alto Networks, Inc.*	3,236	919,445
Paramount Global, Class B	5,237	61,639
Parker-Hannifin Corp.	1,338	743,647
Paychex, Inc.	3,347	411,012
Paycom Software, Inc.	500	99,505
PayPal Holdings, Inc.*	11,001	736,957
Pentair plc	1,674	143,027
PepsiCo, Inc.	14,231	2,490,567
Pfizer, Inc.	58,783	1,631,228
PG&E Corp.	22,211	372,256
Phathom Pharmaceuticals, Inc.*	50,040	531,425
Philip Morris International, Inc.	16,162	1,480,762
Phillips 66	4,454	727,516
Pinnacle West Capital Corp.	1,212	90,573
Pioneer Natural Resources Co.	2,429	637,613
PNC Financial Services Group, Inc. (The)‡	4,147	670,155
Pool Corp.	386	155,751
PPG Industries, Inc.	2,446	354,425
PPL Corp.	7,815	215,147
Principal Financial Group, Inc.	2,256	194,715
Procter & Gamble Co. (The)	24,421	3,962,307
Progressive Corp. (The)	6,091	1,259,741
Prologis, Inc. (REIT)	9,619	1,252,586
Prudential Financial, Inc.	3,759	441,307
PTC, Inc.*	1,203	227,295
Public Service Enterprise Group, Inc.	5,122	342,047
Public Storage (REIT)	1,648	478,019
PulteGroup, Inc.	2,203	265,726
QIAGEN NV*	5,625	240,526
Qorvo, Inc.*	1,043	119,768
QUALCOMM, Inc.	11,587	1,961,679
Quanta Services, Inc.	1,513	393,077
Quest Diagnostics, Inc.	1,191	158,534
Ralph Lauren Corp.	413	77,545
Raymond James Financial, Inc.	1,943	249,520
Realty Income Corp. (REIT)	8,658	468,398
Regency Centers Corp. (REIT)	1,617	97,926
Regeneron Pharmaceuticals, Inc.*	1,095	1,053,927
Regions Financial Corp.	9,656	203,162
Republic Services, Inc.	2,126	407,001
ResMed, Inc.	1,531	303,184
Revvity, Inc.	1,331	139,755
Robert Half, Inc.	1,143	90,617
Roche Holding AG	17,999	4,584,321
Roche Holding AG CHF 1	817	220,137
Rockwell Automation, Inc.	1,194	347,848
Rollins, Inc.	3,030	140,198
Roper Technologies, Inc.	1,112	623,654
Ross Stores, Inc.	3,525	517,329
Royal Caribbean Cruises Ltd.*	2,454	341,131
RTX Corp.	13,770	1,342,988
S&P Global, Inc.	26,846	11,421,631
Salesforce, Inc.	10,046	3,025,654
Sanofi SA	29,163	2,861,829
SBA Communications Corp. (REIT)	1,118	242,271
Schlumberger NV	14,871	815,080
Schneider Electric SE	13,942	3,153,414
Seagate Technology Holdings plc	2,079	193,451
Sempra	6,552	470,630
ServiceNow, Inc.*	2,134	1,626,962
Sherwin-Williams Co. (The)	2,452	851,653
Simon Property Group, Inc. (REIT)	3,396	531,440
Skyworks Solutions, Inc.	1,654	179,161
Snap-on, Inc.	561	166,179
Southern Co. (The)	11,354	814,536
Southwest Airlines Co.	6,206	181,153
Stanley Black & Decker, Inc.	1,556	152,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Starbucks Corp.	11,691	$1,068,440
State Street Corp.	3,213	248,429
Steel Dynamics, Inc.	1,609	238,502
Stellantis NV (Euronext Paris)	39,968	1,135,120
Stellantis NV (Italian Stock Exchange)	16,795	477,353
STERIS plc	1,010	227,068
Stryker Corp.	3,520	1,259,702
Super Micro Computer, Inc.*	505	510,065
Swiss Re AG	7,727	993,453
Synchrony Financial	4,120	177,654
Synopsys, Inc.*	1,583	904,685
Sysco Corp.	5,081	412,476
T. Rowe Price Group, Inc.	2,326	283,586
Take-Two Interactive Software, Inc.*	1,606	238,475
Tapestry, Inc.	2,266	107,590
Targa Resources Corp.	2,372	265,640
Target Corp.	4,806	851,671
TE Connectivity Ltd.	3,235	469,851
Teledyne Technologies, Inc.*	491	210,796
Teleflex, Inc.	474	107,205
Tenaris SA	11,492	227,072
Teradyne, Inc.	1,587	179,061
Tesla, Inc.*	28,793	5,061,521
Texas Instruments, Inc.	9,455	1,647,156
Textron, Inc.	1,996	191,476
Thermo Fisher Scientific, Inc.	4,685	2,722,969
TJX Cos., Inc. (The)	11,772	1,193,916
T-Mobile US, Inc.	5,420	884,652
Tractor Supply Co.	1,106	289,462
Trane Technologies plc	2,330	699,466
TransDigm Group, Inc.	576	709,402
Travelers Cos., Inc. (The)	2,378	547,273
Trimble, Inc.*	2,588	166,564
Truist Financial Corp.	13,885	541,237
Tyler Technologies, Inc.*	438	186,154
Tyson Foods, Inc., Class A	2,938	172,549
Uber Technologies, Inc.*	21,424	1,649,434
UDR, Inc. (REIT)	3,163	118,328
Ulta Beauty, Inc.*	490	256,211
Union Pacific Corp.	6,346	1,560,672
United Airlines Holdings, Inc.*	3,415	163,510
United Parcel Service, Inc., Class B	7,530	1,119,184
United Rentals, Inc.	685	493,960
UnitedHealth Group, Inc.	9,590	4,744,173
Universal Health Services, Inc., Class B	608	110,936
US Bancorp	16,210	724,587
Valero Energy Corp.	3,545	605,096
Ventas, Inc. (REIT)	4,137	180,125
Veralto Corp.	4,029	357,211
VeriSign, Inc.*	908	172,075
Verisk Analytics, Inc.	1,510	355,952
Verizon Communications, Inc.	43,768	1,836,505
Vertex Pharmaceuticals, Inc.*	2,683	1,121,521
VF Corp.	3,409	52,294
Viatris, Inc.	12,481	149,023
VICI Properties, Inc. (REIT), Class A	10,770	320,838
Visa, Inc., Class A	39,331	10,976,495
Vulcan Materials Co.	1,383	377,448
W R Berkley Corp.	2,158	190,854
Walgreens Boots Alliance, Inc.	7,637	165,647
Walmart, Inc.	44,333	2,667,517
Walt Disney Co. (The)	19,049	2,330,836
Warner Bros Discovery, Inc.*	23,102	201,680
Waste Management, Inc.	3,816	813,380
Waters Corp.*	616	212,046
WEC Energy Group, Inc.	3,284	269,682
Wells Fargo & Co.	37,351	2,164,864
Welltower, Inc. (REIT)	5,762	538,401
West Pharmaceutical Services, Inc.	770	304,697
Western Digital Corp.*	3,318	226,420
Westinghouse Air Brake Technologies Corp.	1,840	268,051
Westrock Co.	2,778	137,372
Weyerhaeuser Co. (REIT)	7,600	272,916
Williams Cos., Inc. (The)	12,665	493,555
Willis Towers Watson plc	1,076	295,900
WW Grainger, Inc.	460	467,958
Wynn Resorts Ltd.	1,040	106,319
Xcel Energy, Inc.	5,686	305,623
Xylem, Inc.	2,491	321,937
Yum! Brands, Inc.	2,918	404,581
Zebra Technologies Corp., Class A*	524	157,955
Zimmer Biomet Holdings, Inc.	2,176	287,188
Zoetis, Inc.	4,780	808,824

		640,051,419

Total Common Stocks (79.8%) (Cost $636,430,205)		1,414,552,953

SHORT-TERM INVESTMENTS:
Investment Companies (5.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	11,334,835	11,334,835
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	82,337,946	82,370,881

Total Investment Companies		93,705,716

Total Short-Term Investments (5.3%) (Cost $93,701,705)		93,705,716

Total Investments in Securities (85.1%) (Cost $730,131,910)		1,508,258,669
Other Assets Less Liabilities (14.9%)		263,277,402

Net Assets (100%)		$1,771,536,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $16,092,973 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $25,840,604. This was collateralized by $15,962,808 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/2/24 – 2/15/54 and by cash of $11,334,835 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Information Technology	$317,456,345	17.9%
Financials	236,932,415	13.4
Industrials	167,522,659	9.5
Consumer Discretionary	166,797,609	9.4
Health Care	149,046,573	8.4
Communication Services	127,963,071	7.2
Investment Companies	93,705,716	5.3
Consumer Staples	85,790,097	4.8
Materials	57,456,805	3.2
Energy	44,156,025	2.5
Real Estate	37,985,043	2.2
Utilities	23,446,311	1.3
Cash and Other	263,277,402	14.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,147	680,411	—	(35,985)	26,354	(625)	670,155	6,811	—
Capital Markets
BlackRock, Inc.	1,456	1,237,995	—	(55,866)	41,898	(10,160)	1,213,867	7,426	—

Total		1,918,406	—	(91,851)	68,252	(10,785)	1,884,022	14,237	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,252	6/2024	EUR	68,143,835	1,919,294
FTSE 100 Index	424	6/2024	GBP	42,747,910	1,654,672
S&P 500 E-Mini Index	677	6/2024	USD	179,692,725	3,394,556
SPI 200 Index	133	6/2024	AUD	17,227,720	470,534
TOPIX Index	234	6/2024	JPY	42,501,189	1,008,903

					8,447,959

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	52,332	ZAR	989,062	State Street Bank & Trust	4/3/2024	115
USD	99,535	ZAR	1,885,089	State Street Bank & Trust	4/4/2024	20
USD	52,698,400	EUR	48,121,537	Deutsche Bank AG	6/21/2024	611,809

Total unrealized appreciation						611,944

USD	39,652	ZAR	752,695	State Street Bank & Trust	4/2/2024	(89)
AUD	23,692,646	USD	15,608,644	HSBC Bank plc	6/21/2024	(134,258)
EUR	663,212	USD	723,211	HSBC Bank plc	6/21/2024	(5,352)
GBP	20,523,872	USD	26,173,211	HSBC Bank plc	6/21/2024	(257,957)
JPY	111,867,205	USD	751,805	Citibank NA	6/21/2024	(3,589)
JPY	3,475,739,823	USD	23,660,182	HSBC Bank plc	6/21/2024	(412,943)
USD	705,297	JPY	105,452,780	Deutsche Bank AG	6/21/2024	(17)

Total unrealized depreciation						(814,205)

Net unrealized depreciation						(202,261)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$–	$31,623,848	$—	$31,623,848
Austria	—	971,131	—	971,131
Belgium	—	3,406,575	—	3,406,575
Brazil	17,200,062	137,860	—	17,337,922
Burkina Faso	—	103,693	—	103,693
Canada	1,731,571	—	—	1,731,571
Chile	—	3,392,831	—	3,392,831
China	10,502,090	52,103,756	—	62,605,846
Denmark	—	29,306,654	—	29,306,654
Finland	—	4,168,230	—	4,168,230
France	—	76,848,408	—	76,848,408
Germany	—	47,287,361	—	47,287,361
Hong Kong	292,223	8,311,853	—	8,604,076
India	6,461,319	72,384,251	—	78,845,570
Indonesia	—	10,306,788	—	10,306,788
Ireland	433,854	1,489,522	—	1,923,376
Israel	5,017,219	1,694,687	—	6,711,906
Italy	—	13,525,222	—	13,525,222
Japan	—	113,756,749	—	113,756,749
Jordan	—	104,122	—	104,122
Luxembourg	—	588,800	—	588,800
Macau	—	456,428	—	456,428
Mexico	—	14,100,189	—	14,100,189
Netherlands	—	31,710,808	—	31,710,808
New Zealand	—	1,051,507	—	1,051,507
Norway	—	2,324,371	—	2,324,371
Poland	—	4,970,230	—	4,970,230
Portugal	—	669,268	—	669,268
Singapore	673,896	5,616,470	—	6,290,366
South Africa	—	11,245,570	—	11,245,570
South Korea	—	28,406,233	—	28,406,233
Spain	—	14,331,257	—	14,331,257
Sweden	—	26,008,605	—	26,008,605
Switzerland	—	29,089,505	—	29,089,505
Taiwan	—	39,643,916	—	39,643,916
Thailand	—	4,100,011	—	4,100,011
United Kingdom	370,035	46,582,556	—	46,952,591
United States	608,800,003	31,251,416	—	640,051,419
Forward Currency Contracts	—	611,944	—	611,944
Futures	8,447,959	—	—	8,447,959
Short-Term Investments
Investment Companies	93,705,716	—	—	93,705,716

Total Assets	$753,635,947	$763,682,625	$—	$1,517,318,572

Liabilities:
Forward Currency Contracts	$—	$(814,205)	$—	$(814,205)

Total Liabilities	$—	$(814,205)	$—	$(814,205)

Total	$753,635,947	$762,868,420	$—	$1,516,504,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$825,858,303
Aggregate gross unrealized depreciation	(58,614,621)

Net unrealized appreciation	$767,243,682

Federal income tax cost of investments in securities and derivative instruments, if applicable	$749,260,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.7%)
iShares Core S&P 500 ETF	34,800	$18,295,404
SPDR S&P 500 ETF Trust	212,052	110,918,040
Vanguard S&P 500 ETF	37,700	18,122,390

Total Equity		147,335,834

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	1,727,200	139,056,872

Total Exchange Traded Funds (61.7%) (Cost $250,682,968)		286,392,706

SHORT-TERM INVESTMENTS:
Investment Companies (36.4%)
Goldman Sachs Financial Square Funds - Government Fund 5.21% (7 day yield) ‡	35,255,862	35,255,862
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.17% (7 day yield) ‡	31,367,219	31,367,219
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.18% (7 day yield) ‡	33,310,596	33,310,596
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	534,625	534,625
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	68,788,510	68,816,026

Total Investment Companies		169,284,328

Total Short-Term Investments (36.4%) (Cost $169,284,209)		169,284,328

Total Investments in Securities (98.1%) (Cost $419,967,177)		455,677,034
Other Assets Less Liabilities (1.9%)		8,618,589

Net Assets (100%)		$464,295,623

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $523,315. This was collateralized by cash of $534,625 which was subsequently invested in investment companies.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 5.21% (7 day yield)	35,255,862	30,649,498	4,606,364	—	—	—	35,255,862	418,514	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.17% (7 day yield)	31,367,219	26,794,345	4,572,874	—	—	—	31,367,219	367,003	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.18% (7 day yield)	33,310,596	28,721,259	4,589,337	—	—	—	33,310,596	392,047	—

Total		86,165,102	13,768,575	—	—	—	99,933,677	1,177,564	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	745	6/2024	EUR	40,548,847	671,762
FTSE 100 Index	277	6/2024	GBP	27,927,291	724,008
Russell 2000 E-Mini Index	260	6/2024	USD	27,896,700	485,675
S&P 500 E-Mini Index	43	6/2024	USD	11,413,275	254,399
S&P Midcap 400 E-Mini Index	132	6/2024	USD	40,621,680	1,191,238
TOPIX Index	154	6/2024	JPY	27,970,868	453,655

					3,780,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$286,392,706	$—	$—	$286,392,706
Futures	3,780,737	—	—	3,780,737
Short-Term Investments
Investment Companies	169,284,328	—	—	169,284,328

Total Assets	$459,457,771	$—	$—	$459,457,771

Total Liabilities	$—	$—	$—	$—

Total	$459,457,771	$—	$—	$459,457,771

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,093,211
Aggregate gross unrealized depreciation	(8,071,322)

Net unrealized appreciation	$35,021,889

Federal income tax cost of investments in securities and derivative instruments, if applicable	$424,435,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.9%)
Entertainment (0.9%)
Electronic Arts, Inc.	10,844	$1,438,674

Total Communication Services		1,438,674

Consumer Discretionary (9.5%)
Automobiles (1.0%)
General Motors Co.	35,684	1,618,269

Hotels, Restaurants & Leisure (3.2%)
Royal Caribbean Cruises Ltd.*	14,820	2,060,128
Wyndham Hotels & Resorts, Inc.	14,506	1,113,336
Yum! Brands, Inc.	13,393	1,856,939

		5,030,403

Household Durables (2.0%)
Lennar Corp., Class A	18,719	3,219,294

Specialty Retail (3.3%)
Foot Locker, Inc.	33,419	952,442
RH*	2,300	800,998
Ross Stores, Inc.	15,083	2,213,581
Ulta Beauty, Inc.*	2,613	1,366,285

		5,333,306

Total Consumer Discretionary		15,201,272

Consumer Staples (2.3%)
Beverages (1.7%)
Coca-Cola Europacific Partners plc	18,464	1,291,557
Constellation Brands, Inc., Class A	5,378	1,461,525

		2,753,082

Consumer Staples Distribution & Retail (0.6%)
Performance Food Group Co.*	12,409	926,208

Total Consumer Staples		3,679,290

Energy (6.7%)
Oil, Gas & Consumable Fuels (6.7%)
Cheniere Energy, Inc.	4,854	782,853
Chesapeake Energy Corp.(x)	10,326	917,259
Diamondback Energy, Inc.	10,580	2,096,639
Marathon Oil Corp.	62,003	1,757,165
Phillips 66	16,388	2,676,816
Targa Resources Corp.	21,868	2,448,997

Total Energy		10,679,729

Financials (17.5%)
Banks (4.5%)
Citizens Financial Group, Inc.	35,229	1,278,460
East West Bancorp, Inc.	18,887	1,494,151
Huntington Bancshares, Inc.	116,233	1,621,450
M&T Bank Corp.	11,161	1,623,256
Pinnacle Financial Partners, Inc.	13,846	1,189,094

		7,206,411

Capital Markets (3.9%)
KKR & Co., Inc.	20,576	2,069,534
Nasdaq, Inc.	27,276	1,721,116
Raymond James Financial, Inc.	19,486	2,502,392

		6,293,042

Financial Services (2.8%)
Fidelity National Information Services, Inc.	45,063	3,342,773
Voya Financial, Inc.	14,630	1,081,450

		4,424,223

Insurance (6.3%)
Allstate Corp. (The)	14,954	2,587,192
American Financial Group, Inc.	8,689	1,185,875
Arch Capital Group Ltd.*	13,663	1,263,008
Arthur J Gallagher & Co.	5,379	1,344,965
Globe Life, Inc.	15,341	1,785,232
Unum Group	33,637	1,804,961

		9,971,233

Total Financials		27,894,909

Health Care (7.1%)
Biotechnology (0.9%)
Biogen, Inc.*	6,624	1,428,333

Health Care Equipment & Supplies (3.5%)
Cooper Cos., Inc. (The)	22,704	2,303,548
Zimmer Biomet Holdings, Inc.	24,574	3,243,276

		5,546,824

Health Care Providers & Services (1.4%)
Cencora, Inc.	9,276	2,253,975

Life Sciences Tools & Services (1.3%)
Mettler-Toledo International, Inc.*	1,506	2,004,923

Total Health Care		11,234,055

Industrials (19.3%)
Aerospace & Defense (1.7%)
L3Harris Technologies, Inc.	5,162	1,100,022
Woodward, Inc.	10,258	1,580,963

		2,680,985

Building Products (2.1%)
Allegion plc	12,958	1,745,572
Trane Technologies plc	5,578	1,674,516

		3,420,088

Electrical Equipment (3.1%)
AMETEK, Inc.	15,452	2,826,171
Rockwell Automation, Inc.	7,294	2,124,961

		4,951,132

Ground Transportation (1.0%)
Old Dominion Freight Line, Inc.	3,336	731,618
Saia, Inc.*	1,485	868,725

		1,600,343

Machinery (7.6%)
Chart Industries, Inc.(x)*	3,087	508,491
Cummins, Inc.	5,688	1,675,969
Fortive Corp.	31,374	2,698,791
IDEX Corp.	5,194	1,267,440
ITT, Inc.	12,027	1,636,033
Stanley Black & Decker, Inc.	27,977	2,739,788
Xylem, Inc.	11,905	1,538,602

		12,065,114

Passenger Airlines (1.3%)
United Airlines Holdings, Inc.*	41,679	1,995,590

Trading Companies & Distributors (2.5%)
Fastenal Co.	10,752	829,409
United Rentals, Inc.	4,279	3,085,630

		3,915,039

Total Industrials		30,628,291

Information Technology (7.8%)
Communications Equipment (0.6%)
Motorola Solutions, Inc.	2,881	1,022,697

Electronic Equipment, Instruments & Components (2.3%)
Cognex Corp.	24,783	1,051,295
Keysight Technologies, Inc.*	7,176	1,122,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zebra Technologies Corp., Class A*	5,012	$1,510,817

		3,684,295

Semiconductors & Semiconductor Equipment (3.8%)
Marvell Technology, Inc.	63,138	4,475,222
MKS Instruments, Inc.	11,946	1,588,818

		6,064,040

Software (1.1%)
Dynatrace, Inc.*	15,150	703,566
Klaviyo, Inc., Class A(x)*	37,844	964,265

		1,667,831

Total Information Technology		12,438,863

Materials (10.0%)
Chemicals (3.7%)
Ashland, Inc.	26,130	2,544,278
Celanese Corp.	9,540	1,639,544
PPG Industries, Inc.	11,623	1,684,173

		5,867,995

Construction Materials (2.1%)
Martin Marietta Materials, Inc.	5,453	3,347,815

Containers & Packaging (2.0%)
Avery Dennison Corp.	5,083	1,134,780
Ball Corp.	31,011	2,088,901

		3,223,681

Metals & Mining (2.2%)
Steel Dynamics, Inc.	23,005	3,410,031

Total Materials		15,849,522

Real Estate (10.4%)
Health Care REITs (0.8%)
Ventas, Inc. (REIT)	30,584	1,331,627

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	20,573	512,679

Office REITs (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	17,974	2,317,028

Residential REITs (3.5%)
AvalonBay Communities, Inc. (REIT)	13,234	2,455,701
Equity LifeStyle Properties, Inc. (REIT)	32,539	2,095,512
Invitation Homes, Inc. (REIT)	26,216	933,552

		5,484,765

Retail REITs (0.9%)
Regency Centers Corp. (REIT)	24,757	1,499,284

Specialized REITs (3.4%)
Digital Realty Trust, Inc. (REIT)	9,213	1,327,040
Extra Space Storage, Inc. (REIT)	8,149	1,197,903
VICI Properties, Inc. (REIT), Class A	94,363	2,811,074

		5,336,017

Total Real Estate		16,481,400

Utilities (6.6%)
Electric Utilities (2.0%)
Eversource Energy	32,528	1,944,199
FirstEnergy Corp.	32,116	1,240,320

		3,184,519

Independent Power and Renewable Electricity Producers (1.2%)
AES Corp. (The)	108,641	1,947,933

Multi-Utilities (3.4%)
CMS Energy Corp.	28,807	1,738,214
NiSource, Inc.	55,245	1,528,077
WEC Energy Group, Inc.	25,486	2,092,910

		5,359,201

Total Utilities		10,491,653

Total Common Stocks (98.1%) (Cost $125,383,133)		156,017,658

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,084,960	1,084,960

Total Short-Term Investment (0.7%) (Cost $1,084,960)		1,084,960

Total Investments in Securities (98.8%) (Cost $126,468,093)		157,102,618
Other Assets Less Liabilities (1.2%)		1,916,309

Net Assets (100%)		$159,018,927

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $1,427,429. This was collateralized by $379,436 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.470%, maturing 4/2/24 – 11/15/53 and by cash of $1,084,960 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,438,674	$—	$—	$1,438,674
Consumer Discretionary	15,201,272	—	—	15,201,272
Consumer Staples	3,679,290	—	—	3,679,290
Energy	10,679,729	—	—	10,679,729
Financials	27,894,909	—	—	27,894,909
Health Care	11,234,055	—	—	11,234,055
Industrials	30,628,291	—	—	30,628,291
Information Technology	12,438,863	—	—	12,438,863
Materials	15,849,522	—	—	15,849,522
Real Estate	16,481,400	—	—	16,481,400
Utilities	10,491,653	—	—	10,491,653
Short-Term Investment
Investment Company	1,084,960	—	—	1,084,960

Total Assets	$157,102,618	$—	$—	$157,102,618

Total Liabilities	$—	$—	$—	$—

Total	$157,102,618	$—	$—	$157,102,618

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,248,543
Aggregate gross unrealized depreciation	(2,718,858)

Net unrealized appreciation	$30,529,685

Federal income tax cost of investments in securities and derivative instruments, if applicable	$126,572,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	37,996	$668,730
Verizon Communications, Inc.	22,342	937,470

		1,606,200

Entertainment (0.4%)
Electronic Arts, Inc.	1,293	171,542
Live Nation Entertainment, Inc.*	754	79,751
Netflix, Inc.*	2,300	1,396,859
Take-Two Interactive Software, Inc.*	843	125,177
Walt Disney Co. (The)	9,748	1,192,765
Warner Bros Discovery, Inc.*	11,793	102,953

		3,069,047

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	31,316	4,726,524
Alphabet, Inc., Class C*	26,219	3,992,105
Match Group, Inc.*	1,444	52,388
Meta Platforms, Inc., Class A	11,691	5,676,916

		14,447,933

Media (0.2%)
Charter Communications, Inc., Class A*	525	152,581
Comcast Corp., Class A	21,057	912,821
Fox Corp., Class A	1,272	39,775
Fox Corp., Class B	701	20,063
Interpublic Group of Cos., Inc. (The)	2,035	66,402
News Corp., Class A	2,020	52,884
News Corp., Class B	609	16,479
Omnicom Group, Inc.	1,052	101,792
Paramount Global, Class B(x)	2,564	30,178

		1,392,975

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,775	452,935

Total Communication Services		20,969,090

Consumer Discretionary (3.1%)
Automobile Components (0.0%)†
Aptiv plc*	1,483	118,121
BorgWarner, Inc.	1,221	42,418

		160,539

Automobiles (0.4%)
Ford Motor Co.	20,740	275,427
General Motors Co.	6,135	278,222
Tesla, Inc.*	14,724	2,588,332

		3,141,981

Broadline Retail (1.2%)
Amazon.com, Inc.*	48,576	8,762,139
eBay, Inc.	2,758	145,567
Etsy, Inc.*	636	43,706

		8,951,412

Distributors (0.0%)†
Genuine Parts Co.	745	115,423
LKQ Corp.	1,422	75,949
Pool Corp.	206	83,121

		274,493

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	2,315	381,882
Booking Holdings, Inc.	185	671,158
Caesars Entertainment, Inc.*	1,146	50,126
Carnival Corp.*	5,354	87,484
Chipotle Mexican Grill, Inc.*	146	424,389
Darden Restaurants, Inc.	635	106,140
Domino’s Pizza, Inc.	185	91,923
Expedia Group, Inc.*	695	95,736
Hilton Worldwide Holdings, Inc.	1,340	285,835
Las Vegas Sands Corp.	1,962	101,435
Marriott International, Inc., Class A	1,311	330,778
McDonald’s Corp.	3,855	1,086,917
MGM Resorts International*	1,452	68,549
Norwegian Cruise Line Holdings Ltd.*	2,261	47,323
Royal Caribbean Cruises Ltd.*	1,254	174,319
Starbucks Corp.	6,017	549,894
Wynn Resorts Ltd.	506	51,728
Yum! Brands, Inc.	1,493	207,005

		4,812,621

Household Durables (0.1%)
DR Horton, Inc.	1,587	261,141
Garmin Ltd.	813	121,031
Lennar Corp., Class A	1,313	225,810
Mohawk Industries, Inc.*	281	36,780
NVR, Inc.*	17	137,699
PulteGroup, Inc.	1,127	135,939

		918,400

Leisure Products (0.0%)†
Hasbro, Inc.	693	39,168

Specialty Retail (0.6%)
AutoZone, Inc.*	92	289,952
Bath & Body Works, Inc.	1,201	60,074
Best Buy Co., Inc.	1,019	83,589
CarMax, Inc.(x)*	839	73,085
Home Depot, Inc. (The)	5,289	2,028,860
Lowe’s Cos., Inc.	3,056	778,455
O’Reilly Automotive, Inc.*	314	354,468
Ross Stores, Inc.	1,789	262,554
TJX Cos., Inc. (The)	6,056	614,200
Tractor Supply Co.	575	150,489
Ulta Beauty, Inc.*	258	134,903

		4,830,629

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	136	128,011
Lululemon Athletica, Inc.*	610	238,297
NIKE, Inc., Class B	6,469	607,957
Ralph Lauren Corp.	207	38,866
Tapestry, Inc.	1,219	57,878
VF Corp.	1,756	26,937

		1,097,946

Total Consumer Discretionary		24,227,189

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	961	49,607
Coca-Cola Co. (The)	20,678	1,265,080
Constellation Brands, Inc., Class A	855	232,355
Keurig Dr Pepper, Inc.	5,535	169,758
Molson Coors Beverage Co., Class B	984	66,174
Monster Beverage Corp.*	3,926	232,733
PepsiCo, Inc.	7,304	1,278,273

		3,293,980

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	2,358	1,727,542
Dollar General Corp.	1,166	181,966
Dollar Tree, Inc.*	1,100	146,465
Kroger Co. (The)	3,517	200,926
Sysco Corp.	2,646	214,802
Target Corp.	2,453	434,696
Walgreens Boots Alliance, Inc.	3,804	82,509
Walmart, Inc.	22,748	1,368,747

		4,357,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.2%)
Archer-Daniels-Midland Co.	2,834	$178,004
Bunge Global SA	772	79,145
Campbell Soup Co.	1,046	46,495
Conagra Brands, Inc.	2,540	75,286
General Mills, Inc.	3,018	211,169
Hershey Co. (The)	797	155,016
Hormel Foods Corp.	1,540	53,731
J M Smucker Co. (The)	564	70,991
Kellanova	1,402	80,321
Kraft Heinz Co. (The)	4,237	156,345
Lamb Weston Holdings, Inc.	767	81,708
McCormick & Co., Inc. (Non-Voting)	1,336	102,618
Mondelez International, Inc., Class A	7,155	500,850
Tyson Foods, Inc., Class A	1,522	89,387

		1,881,066

Household Products (0.4%)
Church & Dwight Co., Inc.	1,309	136,542
Clorox Co. (The)	660	101,053
Colgate-Palmolive Co.	4,376	394,059
Kimberly-Clark Corp.	1,790	231,536
Procter & Gamble Co. (The)	12,504	2,028,774

		2,891,964

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	1,238	190,838
Kenvue, Inc.	9,159	196,552

		387,390

Tobacco (0.1%)
Altria Group, Inc.	9,371	408,763
Philip Morris International, Inc.	8,250	755,865

		1,164,628

Total Consumer Staples		13,976,681

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,319	178,186
Halliburton Co.	4,730	186,457
Schlumberger NV	7,585	415,734

		780,377

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	1,610	55,352
Chevron Corp.	9,217	1,453,890
ConocoPhillips	6,261	796,900
Coterra Energy, Inc.	3,997	111,436
Devon Energy Corp.	3,405	170,863
Diamondback Energy, Inc.	951	188,460
EOG Resources, Inc.	3,099	396,176
EQT Corp.	2,186	81,035
Exxon Mobil Corp.	21,103	2,453,013
Hess Corp.	1,463	223,312
Kinder Morgan, Inc.	10,277	188,480
Marathon Oil Corp.	3,110	88,138
Marathon Petroleum Corp.	1,956	394,134
Occidental Petroleum Corp.	3,498	227,335
ONEOK, Inc.	3,096	248,206
Phillips 66	2,285	373,232
Pioneer Natural Resources Co.	1,242	326,025
Targa Resources Corp.	1,185	132,708
Valero Energy Corp.	1,809	308,778
Williams Cos., Inc. (The)	6,465	251,941

		8,469,414

Total Energy		9,249,791

Financials (3.9%)
Banks (1.0%)
Bank of America Corp.	36,588	1,387,417
Citigroup, Inc.	10,113	639,546
Citizens Financial Group, Inc.	2,478	89,927
Comerica, Inc.	701	38,548
Fifth Third Bancorp	3,620	134,700
Huntington Bancshares, Inc.	7,697	107,373
JPMorgan Chase & Co.	15,363	3,077,209
KeyCorp	4,977	78,686
M&T Bank Corp.	883	128,424
PNC Financial Services Group, Inc. (The)	2,115	341,784
Regions Financial Corp.	4,910	103,306
Truist Financial Corp.	7,088	276,290
US Bancorp	8,274	369,848
Wells Fargo & Co.	19,125	1,108,485

		7,881,543

Capital Markets (0.7%)
Ameriprise Financial, Inc.	532	233,250
Bank of New York Mellon Corp. (The)	4,035	232,497
BlackRock, Inc.	743	619,439
Blackstone, Inc.	3,823	502,227
Cboe Global Markets, Inc.	561	103,073
Charles Schwab Corp. (The)	7,909	572,137
CME Group, Inc.	1,913	411,850
FactSet Research Systems, Inc.	202	91,787
Franklin Resources, Inc.	1,595	44,835
Intercontinental Exchange, Inc.	3,043	418,199
Invesco Ltd.	2,389	39,634
MarketAxess Holdings, Inc.	201	44,069
Moody’s Corp.	836	328,573
Morgan Stanley	6,658	626,917
MSCI, Inc.	420	235,389
Nasdaq, Inc.	2,019	127,399
Northern Trust Corp.	1,090	96,923
Raymond James Financial, Inc.	1,000	128,420
S&P Global, Inc.	1,707	726,243
State Street Corp.	1,605	124,099
T. Rowe Price Group, Inc.	1,190	145,085

		5,852,045

Consumer Finance (0.2%)
American Express Co.	3,039	691,950
Capital One Financial Corp.	2,022	301,056
Discover Financial Services	1,329	174,219
Synchrony Financial	2,162	93,225

		1,260,450

Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	9,669	4,066,008
Corpay, Inc.*	384	118,479
Fidelity National Information Services, Inc.	3,149	233,593
Fiserv, Inc.*	3,189	509,666
Global Payments, Inc.	1,384	184,985
Jack Henry & Associates, Inc.	387	67,234
Mastercard, Inc., Class A	4,384	2,111,203
PayPal Holdings, Inc.*	5,695	381,508
Visa, Inc., Class A	8,405	2,345,667

		10,018,343

Insurance (0.7%)
Aflac, Inc.	2,797	240,150
Allstate Corp. (The)	1,395	241,349
American International Group, Inc.	3,731	291,652
Aon plc, Class A	1,064	355,078
Arch Capital Group Ltd.*	1,972	182,292
Arthur J Gallagher & Co.	1,152	288,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	276	$51,954
Brown & Brown, Inc.	1,255	109,863
Chubb Ltd.	2,154	558,166
Cincinnati Financial Corp.	834	103,558
Everest Group Ltd.	231	91,823
Globe Life, Inc.	455	52,948
Hartford Financial Services Group, Inc. (The)	1,586	163,437
Loews Corp.	968	75,785
Marsh & McLennan Cos., Inc.	2,615	538,638
MetLife, Inc.	3,262	241,747
Principal Financial Group, Inc.	1,166	100,637
Progressive Corp. (The)	3,110	643,210
Prudential Financial, Inc.	1,918	225,173
Travelers Cos., Inc. (The)	1,213	279,160
W R Berkley Corp.	1,077	95,250
Willis Towers Watson plc	545	149,875

		5,079,791

Total Financials		30,092,172

Health Care (3.7%)
Biotechnology (0.6%)
AbbVie, Inc.	9,382	1,708,462
Amgen, Inc.	2,843	808,322
Biogen, Inc.*	770	166,035
Gilead Sciences, Inc.	6,621	484,988
Incyte Corp.*	988	56,287
Moderna, Inc.*	1,763	187,865
Regeneron Pharmaceuticals, Inc.*	561	539,957
Vertex Pharmaceuticals, Inc.*	1,369	572,256

		4,524,172

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	9,226	1,048,627
Align Technology, Inc.*	379	124,282
Baxter International, Inc.	2,699	115,355
Becton Dickinson & Co.	1,535	379,836
Boston Scientific Corp.*	7,785	533,195
Cooper Cos., Inc. (The)	1,056	107,142
Dentsply Sirona, Inc.	1,126	37,372
Dexcom, Inc.*	2,049	284,196
Edwards Lifesciences Corp.*	3,223	307,990
GE HealthCare Technologies, Inc.	2,250	204,548
Hologic, Inc.*	1,247	97,216
IDEXX Laboratories, Inc.*	441	238,109
Insulet Corp.*	371	63,589
Intuitive Surgical, Inc.*	1,872	747,096
Medtronic plc	7,066	615,802
ResMed, Inc.	782	154,859
STERIS plc	525	118,031
Stryker Corp.	1,797	643,092
Teleflex, Inc.	250	56,543
Zimmer Biomet Holdings, Inc.	1,111	146,630

		6,023,510

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	1,293	144,687
Cencora, Inc.	880	213,831
Centene Corp.*	2,840	222,883
Cigna Group (The)	1,554	564,397
CVS Health Corp.	6,688	533,435
DaVita, Inc.*	286	39,482
Elevance Health, Inc.	1,249	647,656
HCA Healthcare, Inc.	1,053	351,207
Henry Schein, Inc.*	691	52,184
Humana, Inc.	650	225,368
Laboratory Corp. of America Holdings	451	98,526
McKesson Corp.	698	374,721
Molina Healthcare, Inc.*	308	126,536
Quest Diagnostics, Inc.	590	78,535
UnitedHealth Group, Inc.	4,915	2,431,451
Universal Health Services, Inc., Class B	324	59,117

		6,164,016

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,557	226,559
Bio-Rad Laboratories, Inc., Class A*	111	38,392
Bio-Techne Corp.	835	58,776
Charles River Laboratories International, Inc.*	273	73,969
Danaher Corp.	3,495	872,772
Illumina, Inc.*	844	115,898
IQVIA Holdings, Inc.*	970	245,303
Mettler-Toledo International, Inc.*	114	151,767
Revvity, Inc.	656	68,880
Thermo Fisher Scientific, Inc.	2,053	1,193,224
Waters Corp.*	314	108,088
West Pharmaceutical Services, Inc.	393	155,514

		3,309,142

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	10,813	586,389
Catalent, Inc.*	960	54,192
Eli Lilly and Co.	4,238	3,296,994
Johnson & Johnson	12,793	2,023,725
Merck & Co., Inc.	13,466	1,776,839
Pfizer, Inc.	30,006	832,666
Viatris, Inc.	6,375	76,118
Zoetis, Inc.	2,440	412,872

		9,059,795

Total Health Care		29,080,635

Industrials (2.7%)
Aerospace & Defense (0.4%)
Axon Enterprise, Inc.*	374	117,017
Boeing Co. (The)*	3,048	588,234
General Dynamics Corp.	1,207	340,965
Howmet Aerospace, Inc.	2,079	142,266
Huntington Ingalls Industries, Inc.	210	61,209
L3Harris Technologies, Inc.	1,007	214,592
Lockheed Martin Corp.	1,143	519,916
Northrop Grumman Corp.	749	358,516
RTX Corp.	7,051	687,684
Textron, Inc.	1,042	99,959
TransDigm Group, Inc.	296	364,554

		3,494,912

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	620	47,207
Expeditors International of Washington, Inc.	773	93,973
FedEx Corp.	1,222	354,062
United Parcel Service, Inc., Class B	3,844	571,334

		1,066,576

Building Products (0.2%)
A.O. Smith Corp.	653	58,417
Allegion plc	467	62,910
Builders FirstSource, Inc.*	655	136,600
Carrier Global Corp.	4,440	258,097
Johnson Controls International plc	3,622	236,589
Masco Corp.	1,168	92,132
Trane Technologies plc	1,209	362,942

		1,207,687

Commercial Services & Supplies (0.2%)
Cintas Corp.	458	314,660
Copart, Inc.*	4,644	268,980
Republic Services, Inc.	1,087	208,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Rollins, Inc.	1,492	$69,035
Veralto Corp.	1,165	103,289
Waste Management, Inc.	1,948	415,216

		1,379,275

Construction & Engineering (0.0%)†
Quanta Services, Inc.	772	200,566

Electrical Equipment (0.2%)
AMETEK, Inc.	1,227	224,418
Eaton Corp. plc	2,122	663,507
Emerson Electric Co.	3,038	344,570
Generac Holdings, Inc.*	326	41,122
Hubbell, Inc., Class B	285	118,289
Rockwell Automation, Inc.	609	177,420

		1,569,326

Ground Transportation (0.3%)
CSX Corp.	10,502	389,309
JB Hunt Transport Services, Inc.	433	86,275
Norfolk Southern Corp.	1,200	305,844
Old Dominion Freight Line, Inc.	960	210,538
Uber Technologies, Inc.*	10,936	841,963
Union Pacific Corp.	3,240	796,813

		2,630,742

Industrial Conglomerates (0.3%)
3M Co.	2,962	314,179
General Electric Co.	5,784	1,015,266
Honeywell International, Inc.	3,503	718,991

		2,048,436

Machinery (0.6%)
Caterpillar, Inc.	2,705	991,193
Cummins, Inc.	724	213,327
Deere & Co.	1,384	568,464
Dover Corp.	743	131,652
Fortive Corp.	1,864	160,341
IDEX Corp.	402	98,096
Illinois Tool Works, Inc.	1,445	387,737
Ingersoll Rand, Inc.	2,151	204,238
Nordson Corp.	288	79,068
Otis Worldwide Corp.	2,155	213,927
PACCAR, Inc.	2,780	344,414
Parker-Hannifin Corp.	682	379,049
Pentair plc	878	75,016
Snap-on, Inc.	280	82,942
Stanley Black & Decker, Inc.	815	79,813
Westinghouse Air Brake Technologies Corp.	952	138,687
Xylem, Inc.	1,281	165,556

		4,313,520

Passenger Airlines (0.1%)
American Airlines Group, Inc.(x)*	3,477	53,372
Delta Air Lines, Inc.	3,403	162,902
Southwest Airlines Co.	3,171	92,561
United Airlines Holdings, Inc.*	1,743	83,455

		392,290

Professional Services (0.2%)
Automatic Data Processing, Inc.	2,183	545,182
Broadridge Financial Solutions, Inc.	626	128,242
Dayforce, Inc.*	830	54,954
Equifax, Inc.	655	175,226
Jacobs Solutions, Inc.	668	102,692
Leidos Holdings, Inc.	731	95,827
Paychex, Inc.	1,702	209,006
Paycom Software, Inc.	255	50,747
Robert Half, Inc.	553	43,842
Verisk Analytics, Inc.	770	181,512

		1,587,230

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,041	234,583
United Rentals, Inc.	357	257,436
WW Grainger, Inc.	235	239,065

		731,084

Total Industrials		20,621,644

Information Technology (8.9%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,339	388,283
Cisco Systems, Inc.	21,594	1,077,756
F5, Inc.*	313	59,342
Juniper Networks, Inc.	1,711	63,410
Motorola Solutions, Inc.	882	313,092

		1,901,883

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,188	367,736
CDW Corp.	712	182,115
Corning, Inc.	4,081	134,510
Jabil, Inc.	678	90,818
Keysight Technologies, Inc.*	928	145,121
TE Connectivity Ltd.	1,641	238,339
Teledyne Technologies, Inc.*	251	107,759
Trimble, Inc.*	1,322	85,084
Zebra Technologies Corp., Class A*	273	82,293

		1,433,775

IT Services (0.4%)
Accenture plc, Class A	3,332	1,154,905
Akamai Technologies, Inc.*	802	87,226
Cognizant Technology Solutions Corp., Class A	2,646	193,925
EPAM Systems, Inc.*	307	84,781
Gartner, Inc.*	414	197,341
International Business Machines Corp.	4,863	928,638
VeriSign, Inc.*	468	88,691

		2,735,507

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	8,587	1,549,868
Analog Devices, Inc.	2,635	521,177
Applied Materials, Inc.	4,422	911,949
Broadcom, Inc.	2,339	3,100,134
Enphase Energy, Inc.*	721	87,227
First Solar, Inc.*	568	95,878
Intel Corp.	22,468	992,411
KLA Corp.	719	502,272
Lam Research Corp.	697	677,184
Microchip Technology, Inc.	2,872	257,647
Micron Technology, Inc.	5,866	691,543
Monolithic Power Systems, Inc.	255	172,742
NVIDIA Corp.	13,126	11,860,129
NXP Semiconductors NV	1,370	339,445
ON Semiconductor Corp.*	2,271	167,032
Qorvo, Inc.*	513	58,908
QUALCOMM, Inc.	5,931	1,004,118
Skyworks Solutions, Inc.	851	92,180
Teradyne, Inc.	812	91,618
Texas Instruments, Inc.	4,832	841,783

		24,015,245

Software (3.2%)
Adobe, Inc.*	2,402	1,212,049
ANSYS, Inc.*	462	160,388
Autodesk, Inc.*	1,137	296,098
Cadence Design Systems, Inc.*	1,446	450,111
Fair Isaac Corp.*	132	164,948
Fortinet, Inc.*	3,387	231,366
Gen Digital, Inc.	2,978	66,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	1,488	$967,200
Microsoft Corp.	39,487	16,612,971
Oracle Corp.	8,473	1,064,294
Palo Alto Networks, Inc.*	1,676	476,202
PTC, Inc.*	635	119,977
Roper Technologies, Inc.	568	318,557
Salesforce, Inc.	5,144	1,549,270
ServiceNow, Inc.*	1,089	830,254
Synopsys, Inc.*	811	463,486
Tyler Technologies, Inc.*	224	95,202

		25,079,080

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	77,137	13,227,453
Hewlett Packard Enterprise Co.	6,908	122,479
HP, Inc.	4,634	140,039
NetApp, Inc.	1,095	114,942
Seagate Technology Holdings plc	1,035	96,307
Super Micro Computer, Inc.*	268	270,688
Western Digital Corp.*	1,723	117,577

		14,089,485

Total Information Technology		69,254,975

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,181	286,121
Albemarle Corp.(x)	624	82,206
Celanese Corp.	532	91,429
CF Industries Holdings, Inc.	1,015	84,458
Corteva, Inc.	3,729	215,051
Dow, Inc.	3,732	216,195
DuPont de Nemours, Inc.	2,286	175,268
Eastman Chemical Co.	623	62,437
Ecolab, Inc.	1,349	311,484
FMC Corp.	663	42,233
International Flavors & Fragrances, Inc.	1,357	116,688
Linde plc	2,577	1,196,553
LyondellBasell Industries NV, Class A	1,360	139,101
Mosaic Co. (The)	1,737	56,383
PPG Industries, Inc.	1,253	181,560
Sherwin-Williams Co. (The)	1,251	434,510

		3,691,677

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	328	201,372
Vulcan Materials Co.	706	192,682

		394,054

Containers & Packaging (0.1%)
Amcor plc	7,681	73,046
Avery Dennison Corp.	428	95,551
Ball Corp.	1,676	112,895
International Paper Co.	1,839	71,758
Packaging Corp. of America	473	89,766
Westrock Co.	1,366	67,549

		510,565

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	7,620	358,292
Newmont Corp.	6,125	219,520
Nucor Corp.	1,306	258,457
Steel Dynamics, Inc.	808	119,770

		956,039

Total Materials		5,552,335

Real Estate (0.7%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,762	70,537
Ventas, Inc. (REIT)	2,138	93,089
Welltower, Inc. (REIT)	2,941	274,807

		438,433

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,749	77,529

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,910	639,380

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	837	107,897
Boston Properties, Inc. (REIT)	767	50,093

		157,990

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,580	153,639
CoStar Group, Inc.*	2,170	209,622

		363,261

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	754	139,912
Camden Property Trust (REIT)	567	55,793
Equity Residential (REIT)	1,834	115,744
Essex Property Trust, Inc. (REIT)	341	83,480
Invitation Homes, Inc. (REIT)	3,057	108,860
Mid-America Apartment Communities, Inc. (REIT)	620	81,580
UDR, Inc. (REIT)	1,608	60,155

		645,524

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	390	39,827
Kimco Realty Corp. (REIT)	3,540	69,419
Realty Income Corp. (REIT)	4,420	239,122
Regency Centers Corp. (REIT)	873	52,869
Simon Property Group, Inc. (REIT)	1,732	271,041

		672,278

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,477	489,431
Crown Castle, Inc. (REIT)	2,305	243,938
Digital Realty Trust, Inc. (REIT)	1,609	231,760
Equinix, Inc. (REIT)	499	411,840
Extra Space Storage, Inc. (REIT)	1,123	165,081
Iron Mountain, Inc. (REIT)	1,552	124,486
Public Storage (REIT)	841	243,941
SBA Communications Corp. (REIT)	573	124,169
VICI Properties, Inc. (REIT), Class A	5,498	163,785
Weyerhaeuser Co. (REIT)	3,878	139,259

		2,337,690

Total Real Estate		5,332,085

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	1,356	68,342
American Electric Power Co., Inc.	2,795	240,650
Constellation Energy Corp.	1,697	313,691
Duke Energy Corp.	4,097	396,221
Edison International	2,038	144,148
Entergy Corp.	1,124	118,784
Evergy, Inc.	1,221	65,177
Eversource Energy	1,856	110,933
Exelon Corp.	5,290	198,745
FirstEnergy Corp.	2,744	105,973
NextEra Energy, Inc.	10,903	696,811
NRG Energy, Inc.	1,200	81,228
Pinnacle West Capital Corp.	603	45,062
PPL Corp.	3,917	107,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co. (The)	5,796	$415,805
Xcel Energy, Inc.	2,932	157,595

		3,267,000

Gas Utilities (0.0%)†
Atmos Energy Corp.	802	95,334

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,559	63,813

Multi-Utilities (0.2%)
Ameren Corp.	1,397	103,322
CenterPoint Energy, Inc.	3,354	95,556
CMS Energy Corp.	1,565	94,432
Consolidated Edison, Inc.	1,835	166,636
Dominion Energy, Inc.	4,447	218,748
DTE Energy Co.	1,097	123,018
NiSource, Inc.	2,197	60,769
Public Service Enterprise Group, Inc.	2,648	176,833
Sempra	3,344	240,200
WEC Energy Group, Inc.	1,676	137,633

		1,417,147

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,035	126,487

Total Utilities		4,969,781

Total Common Stocks (30.0%) (Cost $123,238,333)		233,326,378

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (40.7%)
U.S. Treasury Notes
2.875%, 5/15/32	$349,240,000	317,317,438

Total Long-Term Debt Securities (40.7%) (Cost $316,152,171)		317,317,438

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $280)	274	480

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (25.3%)
Goldman Sachs Financial Square Funds - Government Fund 5.21% (7 day yield) ‡	37,539,083	37,539,083
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.17% (7 day yield) ‡	36,773,779	36,773,779
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.18% (7 day yield) ‡	36,389,928	36,389,928
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	76,543	76,543
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	86,221,117	86,255,605

Total Investment Companies		197,034,938

Total Short-Term Investments (25.3%) (Cost $197,013,028)		197,034,938

Total Investments in Securities (96.0%) (Cost $636,403,812)		747,679,234
Other Assets Less Liabilities (4.0%)		31,329,748

Net Assets (100%)		$779,008,982

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $143,450. This was collateralized by $68,228 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.470%, maturing 4/2/24 – 11/15/53 and by cash of $76,543 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 5.21% (7 day yield)	37,539,083	35,791,076	1,748,007	—	—	—	37,539,083	467,474	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.17% (7 day yield)	36,773,779	35,061,446	1,712,333	—	—	—	36,773,779	456,438	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.18% (7 day yield)	36,389,928	34,695,430	1,694,498	—	—	—	36,389,928	451,668	—

Total		105,547,952	5,154,838	—	—	—	110,702,790	1,375,580	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,081	6/2024	EUR	58,836,649	974,378
FTSE 100 Index	389	6/2024	GBP	39,219,191	1,015,242
Russell 2000 E-Mini Index	366	6/2024	USD	39,269,970	679,564
S&P Midcap 400 E-Mini Index	190	6/2024	USD	58,470,600	1,714,633
TOPIX Index	216	6/2024	JPY	39,231,867	651,959

					5,035,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,969,090	$—	$—	$20,969,090
Consumer Discretionary	24,227,189	—	—	24,227,189
Consumer Staples	13,976,681	—	—	13,976,681
Energy	9,249,791	—	—	9,249,791
Financials	30,092,172	—	—	30,092,172
Health Care	29,080,635	—	—	29,080,635
Industrials	20,621,644	—	—	20,621,644
Information Technology	69,254,975	—	—	69,254,975
Materials	5,552,335	—	—	5,552,335
Real Estate	5,332,085	—	—	5,332,085
Utilities	4,969,781	—	—	4,969,781
Futures	5,035,776	—	—	5,035,776
Right
Health Care	—	480	—	480
Short-Term Investments
Investment Companies	197,034,938	—	—	197,034,938
U.S. Treasury Obligation	—	317,317,438	—	317,317,438

Total Assets	$435,397,092	$317,317,918	$—	$752,715,010

Total Liabilities	$—	$—	$—	$—

Total	$435,397,092	$317,317,918	$—	$752,715,010

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,991,871
Aggregate gross unrealized depreciation	(7,252,777)

Net unrealized appreciation	$109,739,094

Federal income tax cost of investments in securities and derivative instruments, if applicable	$642,975,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (97.2%)
Communication Services (5.7%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
4.350%, 3/1/29	$10,000	$9,739
2.750%, 6/1/31(x)	160,000	137,874
2.250%, 2/1/32	2,783,000	2,260,158
2.550%, 12/1/33	10,390,000	8,319,464
Orange SA
9.000%, 3/1/31(e)	300,000	363,607
TELUS Corp.
3.400%, 5/13/32	2,287,000	2,001,888
Verizon Communications, Inc.
4.016%, 12/3/29	674,000	643,601
3.150%, 3/22/30	151,000	136,402
1.680%, 10/30/30	170,000	138,392
1.750%, 1/20/31	1,061,000	860,957
2.550%, 3/21/31	9,975,000	8,510,987
2.355%, 3/15/32	4,190,000	3,436,039
5.050%, 5/9/33	980,000	978,533
4.500%, 8/10/33	2,610,000	2,492,480

		30,290,121

Entertainment (0.3%)
Electronic Arts, Inc.
1.850%, 2/15/31	380,000	310,704
Tencent Music Entertainment Group
2.000%, 9/3/30	4,400,000	3,607,516
Walt Disney Co. (The)
2.000%, 9/1/29	280,000	243,964

		4,162,184

Interactive Media & Services (0.2%)
Baidu, Inc.
3.425%, 4/7/30	3,000,000	2,733,150
2.375%, 10/9/30	200,000	169,450
Meta Platforms, Inc.
3.850%, 8/15/32	370,000	346,277

		3,248,877

Media (1.9%)
Charter Communications Operating LLC
2.800%, 4/1/31	4,250,000	3,478,710
4.400%, 4/1/33	80,000	70,811
6.650%, 2/1/34	1,870,000	1,918,957
Comcast Corp.
1.500%, 2/15/31	14,890,000	12,017,898
4.800%, 5/15/33(x)	4,670,000	4,601,994
Paramount Global
4.200%, 6/1/29	1,690,000	1,514,443
4.950%, 1/15/31	4,150,000	3,689,836
4.200%, 5/19/32	3,230,000	2,679,353
5.500%, 5/15/33	470,000	415,122

		30,387,124

Wireless Telecommunication Services (1.4%)
America Movil SAB de CV
2.875%, 5/7/30	1,200,000	1,060,875
Telefonica Europe BV
8.250%, 9/15/30	178,000	203,212
T-Mobile USA, Inc.
3.375%, 4/15/29	2,720,000	2,511,572
3.875%, 4/15/30(x)	147,000	137,642
2.550%, 2/15/31	22,000	18,713
3.500%, 4/15/31	15,333,000	13,829,409
2.250%, 11/15/31(x)	1,558,000	1,274,343
2.700%, 3/15/32	163,000	137,103
5.050%, 7/15/33	1,880,000	1,852,703
Vodafone Group plc
7.875%, 2/15/30	118,000	134,625

		21,160,197

Total Communication Services		89,248,503

Consumer Discretionary (4.7%)
Automobile Components (0.2%)
Aptiv plc
3.250%, 3/1/32	1,978,000	1,716,191
Magna International, Inc.
5.500%, 3/21/33	630,000	646,251

		2,362,442

Automobiles (0.4%)
Ford Motor Co.
3.250%, 2/12/32	5,130,000	4,247,281
6.100%, 8/19/32	780,000	788,900
General Motors Co.
5.600%, 10/15/32	520,000	524,718
Mercedes-Benz Finance North America LLC
8.500%, 1/18/31	250,000	303,339
Toyota Motor Corp.
2.760%, 7/2/29	40,000	36,998

		5,901,236

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31	200,000	166,228
Amazon.com, Inc.
1.500%, 6/3/30(x)	3,380,000	2,821,787

		2,988,015

Distributors (0.0%)†
LKQ Corp.
6.250%, 6/15/33	300,000	312,644

Hotels, Restaurants & Leisure (1.1%)
Booking Holdings, Inc.
4.625%, 4/13/30	800,000	790,414
Marriott International, Inc.
Series GG
3.500%, 10/15/32(x)	2,830,000	2,478,373
Series HH
2.850%, 4/15/31	1,120,000	964,690
Series II
2.750%, 10/15/33	10,970,000	8,882,007
Sands China Ltd.
4.625%, 6/18/30(e)	1,800,000	1,647,153
Starbucks Corp.
3.000%, 2/14/32	3,080,000	2,696,971

		17,459,608

Household Durables (0.3%)
M.D.C. Holdings, Inc.
3.850%, 1/15/30	4,950,000	4,575,730
PulteGroup, Inc.
7.875%, 6/15/32	90,000	104,275

		4,680,005

Leisure Products (0.0%)†
Hasbro, Inc.
3.900%, 11/19/29	470,000	433,667

Specialty Retail (1.7%)
AutoZone, Inc.
4.750%, 8/1/32	410,000	396,891
5.200%, 8/1/33	2,150,000	2,159,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.550%, 11/1/33	$5,410,000	$5,904,671
Best Buy Co., Inc.
1.950%, 10/1/30	8,030,000	6,647,796
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	5,030,000	4,277,522
Home Depot, Inc. (The)
4.500%, 9/15/32	4,700,000	4,612,444
Lowe’s Cos., Inc.
4.500%, 4/15/30	1,060,000	1,035,356
2.625%, 4/1/31(x)	1,440,000	1,237,771
Tractor Supply Co.
5.250%, 5/15/33	840,000	844,727

		27,116,398

Textiles, Apparel & Luxury Goods (0.8%)
Tapestry, Inc.
7.700%, 11/27/30	5,180,000	5,527,189
VF Corp.
2.950%, 4/23/30	8,040,000	6,637,806

		12,164,995

Total Consumer Discretionary		73,419,010

Consumer Staples (4.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	6,546,000	6,091,435
4.900%, 1/23/31	2,383,000	2,402,379
PepsiCo, Inc.
4.450%, 2/15/33(x)	130,000	130,183

		8,623,997

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
1.600%, 4/20/30	290,000	243,744
Dollar General Corp.
5.450%, 7/5/33	2,720,000	2,728,133
Dollar Tree, Inc.
2.650%, 12/1/31	700,000	584,734
Sysco Corp.
5.950%, 4/1/30	410,000	427,126

		3,983,737

Food Products (1.2%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	5,630,000	5,433,094
Kellanova
2.100%, 6/1/30	1,630,000	1,376,773
Pilgrim’s Pride Corp.
4.250%, 4/15/31	5,190,000	4,670,637
3.500%, 3/1/32	1,210,000	1,023,962
6.250%, 7/1/33	380,000	387,969
Unilever Capital Corp.
2.125%, 9/6/29	6,200,000	5,446,875

		18,339,310

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30	80,000	66,629

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The)
2.375%, 12/1/29	1,780,000	1,564,420
1.950%, 3/15/31	2,890,000	2,389,531
4.650%, 5/15/33	4,230,000	4,149,686
Haleon US Capital LLC
3.625%, 3/24/32(x)	500,000	449,544

		8,553,181

Tobacco (2.3%)
Altria Group, Inc.
2.450%, 2/4/32	12,250,000	9,954,628
6.875%, 11/1/33	4,090,000	4,452,617
BAT Capital Corp.
3.462%, 9/6/29	5,350,000	4,873,555
4.906%, 4/2/30	4,630,000	4,524,753
6.343%, 8/2/30	4,130,000	4,301,211
6.421%, 8/2/33	280,000	291,737
Philip Morris International, Inc.
5.625%, 11/17/29	680,000	699,958
2.100%, 5/1/30	2,960,000	2,511,083
1.750%, 11/1/30	530,000	431,128
5.375%, 2/15/33	2,770,000	2,782,298
5.625%, 9/7/33(x)	870,000	890,530

		35,713,498

Total Consumer Staples		75,280,352

Energy (8.9%)
Energy Equipment & Services (0.1%)
Halliburton Co.
2.920%, 3/1/30	130,000	116,715
NOV, Inc.
3.600%, 12/1/29	1,690,000	1,552,101

		1,668,816

Oil, Gas & Consumable Fuels (8.8%)
Boardwalk Pipelines LP
4.800%, 5/3/29	1,500,000	1,478,652
3.600%, 9/1/32	840,000	734,624
BP Capital Markets America, Inc.
1.749%, 8/10/30	640,000	533,320
4.812%, 2/13/33	4,440,000	4,373,138
4.893%, 9/11/33	1,930,000	1,911,429
Cheniere Energy Partners LP
4.500%, 10/1/29(x)	9,390,000	8,937,684
4.000%, 3/1/31(x)	8,550,000	7,736,980
5.950%, 6/30/33	13,300,000	13,598,186
Devon Energy Corp.
4.500%, 1/15/30	3,920,000	3,771,737
Enbridge, Inc.
5.700%, 3/8/33	132,000	134,696
Energy Transfer LP
6.550%, 12/1/33(x)	4,220,000	4,508,304
EOG Resources, Inc.
4.375%, 4/15/30	850,000	832,372
EQT Corp.
7.000%, 2/1/30(e)	4,210,000	4,456,159
5.750%, 2/1/34	4,190,000	4,173,824
Exxon Mobil Corp.
2.440%, 8/16/29	250,000	224,381
2.610%, 10/15/30	5,220,000	4,622,701
Hess Corp.
7.125%, 3/15/33	70,000	78,800
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	2,234,000	2,497,445
Kinder Morgan, Inc.
2.000%, 2/15/31	2,580,000	2,110,588
5.400%, 2/1/34(x)	2,506,000	2,489,208
MPLX LP
2.650%, 8/15/30	260,000	222,835
Occidental Petroleum Corp.
6.625%, 9/1/30(x)	12,760,000	13,511,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
ONEOK, Inc.
6.350%, 1/15/31	$4,240,000	$4,482,263
6.100%, 11/15/32	2,780,000	2,907,759
6.050%, 9/1/33	1,060,000	1,105,361
Ovintiv, Inc.
6.250%, 7/15/33	1,670,000	1,735,310
Phillips 66
2.150%, 12/15/30	3,810,000	3,201,026
Pioneer Natural Resources Co.
1.900%, 8/15/30	70,000	58,712
Targa Resources Corp.
4.200%, 2/1/33	550,000	500,826
Targa Resources Partners LP
5.500%, 3/1/30	15,620,000	15,545,472
4.875%, 2/1/31	13,810,000	13,194,088
4.000%, 1/15/32	2,240,000	2,010,849
TotalEnergies Capital International SA
3.455%, 2/19/29(x)	1,080,000	1,022,617
2.829%, 1/10/30	140,000	126,457
TransCanada PipeLines Ltd.
4.100%, 4/15/30	4,650,000	4,391,397
2.500%, 10/12/31	4,650,000	3,857,797

		137,078,640

Total Energy		138,747,456

Financials (34.4%)
Banks (18.7%)
Banco Santander SA
2.749%, 12/3/30	3,000,000	2,470,909
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	4,800,000	3,973,310
6.921%, 8/8/33	2,400,000	2,502,354
6.938%, 11/7/33	2,000,000	2,207,795
Bank of America Corp.
(SOFR + 2.15%), 2.592%, 4/29/31(k)	17,180,000	14,785,058
(SOFR + 1.53%), 1.898%, 7/23/31(k)	5,280,000	4,323,619
(SOFR + 1.32%), 2.687%, 4/22/32(k)	930,000	783,829
(SOFR + 1.21%), 2.572%, 10/20/32(k)	8,231,000	6,805,122
(SOFR + 1.33%), 2.972%, 2/4/33(k)	130,000	110,243
(SOFR + 1.83%), 4.571%, 4/27/33(k)(x)	7,170,000	6,797,468
(SOFR + 2.16%), 5.015%, 7/22/33(k)	4,750,000	4,668,787
Bank of Nova Scotia (The)
4.850%, 2/1/30	139,000	137,872
2.150%, 8/1/31	910,000	745,034
2.450%, 2/2/32	786,000	650,675
Barclays plc
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	10,800,000	10,395,386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33(k)	4,400,000	4,410,046
Canadian Imperial Bank of Commerce
3.600%, 4/7/32	151,000	136,093
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31(k)	4,850,000	4,612,706
(SOFR + 2.11%), 2.572%, 6/3/31(k)	9,500,000	8,107,555
(SOFR + 1.17%), 2.561%, 5/1/32(k)	3,010,000	2,507,892
(SOFR + 1.18%), 2.520%, 11/3/32(k)	4,630,000	3,798,457
5.875%, 2/22/33	2,770,000	2,828,426
(SOFR + 2.09%), 4.910%, 5/24/33(k)	5,560,000	5,353,920
(SOFR + 2.34%), 6.270%, 11/17/33(k)	3,390,000	3,567,768
Citizens Financial Group, Inc.
2.500%, 2/6/30	7,190,000	6,070,687
3.250%, 4/30/30	11,390,000	9,982,231
Discover Bank
2.700%, 2/6/30	250,000	213,784
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	149,000	143,556
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	400,000	373,744
(SOFR + 2.39%), 2.848%, 6/4/31(k)	14,200,000	12,241,099
(SOFR + 1.95%), 2.357%, 8/18/31(k)	5,600,000	4,656,961
(SOFR + 2.53%), 4.762%, 3/29/33(k)	1,200,000	1,112,501
(SOFR + 4.25%), 8.113%, 11/3/33(k)	2,600,000	2,966,365
(SOFR + 3.02%), 7.399%, 11/13/34(k)	3,200,000	3,494,477
Huntington National Bank (The)
5.650%, 1/10/30	4,750,000	4,774,740
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33(k)	4,400,000	4,070,210
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29(k)	34,000	32,543
(SOFR + 1.75%), 4.565%, 6/14/30(k)	8,206,000	7,995,153
(SOFR + 2.04%), 2.522%, 4/22/31(k)	1,610,000	1,390,368
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	5,080,000	4,114,790
(SOFR + 1.18%), 2.545%, 11/8/32(k)	700,000	581,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.26%), 2.963%, 1/25/33(k)	$240,000	$205,167
(SOFR + 1.80%), 4.586%, 4/26/33(k)	5,770,000	5,516,605
(SOFR + 2.08%), 4.912%, 7/25/33(k)	940,000	917,539
(SOFR + 2.58%), 5.717%, 9/14/33(k)	3,320,000	3,382,420
KeyBank NA
5.000%, 1/26/33	19,500,000	18,046,942
KeyCorp
2.550%, 10/1/29(x)	1,623,000	1,370,468
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33(k)	550,000	503,100
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)	2,000,000	2,248,319
Mitsubishi UFJ Financial Group, Inc.
2.559%, 2/25/30	600,000	523,081
Mizuho Financial Group, Inc.
2.564%, 9/13/31	5,800,000	4,736,112
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32(k)	5,260,000	4,278,536
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29(k)	600,000	608,819
PNC Bank NA
2.700%, 10/22/29	7,000,000	6,064,744
PNC Financial Services Group, Inc. (The)
2.550%, 1/22/30	8,760,000	7,631,795
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	280,000	260,539
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	4,540,000	4,688,860
Royal Bank of Canada
2.300%, 11/3/31	1,106,000	915,704
5.150%, 2/1/34	5,600,000	5,610,602
Santander Holdings USA, Inc.
(SOFR + 3.28%), 7.660%, 11/9/31(k)	1,700,000	1,849,150
Sumitomo Mitsui Financial Group, Inc.
3.040%, 7/16/29	3,200,000	2,898,389
2.750%, 1/15/30	6,800,000	5,997,188
2.130%, 7/8/30	9,073,000	7,571,380
2.142%, 9/23/30	173,000	143,170
1.710%, 1/12/31	6,000,000	4,818,963
2.222%, 9/17/31	3,200,000	2,615,357
Toronto-Dominion Bank (The)
2.000%, 9/10/31	1,311,000	1,068,463
2.450%, 1/12/32	1,696,000	1,410,503
Truist Financial Corp.
3.875%, 3/19/29	3,823,000	3,552,631
1.950%, 6/5/30	9,010,000	7,432,220
(SOFR + 2.24%), 4.916%, 7/28/33(k)	540,000	502,424
US Bancorp
1.375%, 7/22/30(x)	8,380,000	6,709,461
(SOFR + 2.11%), 4.967%, 7/22/33(k)	3,820,000	3,612,399
(SOFR + 2.09%), 5.850%, 10/21/33(k)	4,230,000	4,312,246
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	360,000	309,985
(SOFR + 2.10%), 4.897%, 7/25/33(k)	7,270,000	6,978,138
Westpac Banking Corp.
2.150%, 6/3/31	2,290,000	1,915,484

		292,102,179

Capital Markets (8.0%)
Ares Capital Corp.
3.200%, 11/15/31	9,490,000	7,801,151
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	13,790,000	11,118,946
2.500%, 1/26/32	760,000	640,008
(SOFR + 1.42%), 4.289%, 6/13/33(k)	40,000	37,540
BlackRock, Inc.
2.400%, 4/30/30	2,350,000	2,060,088
Brookfield Capital Finance LLC
6.087%, 6/14/33	3,230,000	3,374,129
Brookfield Finance, Inc.
4.850%, 3/29/29	143,000	141,890
Charles Schwab Corp. (The)
2.300%, 5/13/31	1,999,000	1,669,489
1.950%, 12/1/31	6,130,000	4,914,507
2.900%, 3/3/32	3,610,000	3,091,869
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	8,880,000	7,760,934
3.800%, 3/15/30	7,370,000	6,888,814
(SOFR + 1.09%), 1.992%, 1/27/32(k)	340,000	274,933
(SOFR + 1.41%), 3.102%, 2/24/33(k)	640,000	546,802
Golub Capital BDC, Inc.
6.000%, 7/15/29	12,620,000	12,383,375
Intercontinental Exchange, Inc.
4.600%, 3/15/33	1,410,000	1,365,694
Moody’s Corp.
4.250%, 8/8/32	4,630,000	4,400,409
Morgan Stanley
(SOFR + 3.12%), 3.622%, 4/1/31(k)	8,480,000	7,758,001
(SOFR + 1.03%), 1.794%, 2/13/32(k)	4,690,000	3,748,647
(SOFR + 1.02%), 1.928%, 4/28/32(k)	4,780,000	3,829,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.29%), 2.943%, 1/21/33(k)(x)	$50,000	$42,430
(SOFR + 2.08%), 4.889%, 7/20/33(k)	8,980,000	8,699,247
(SOFR + 2.56%), 6.342%, 10/18/33(k)(x)	1,620,000	1,731,771
Nomura Holdings, Inc.
5.605%, 7/6/29	1,000,000	1,011,316
2.679%, 7/16/30	983,000	841,805
2.999%, 1/22/32	5,600,000	4,719,455
6.087%, 7/12/33	400,000	421,534
Northern Trust Corp.
3.150%, 5/3/29	5,380,000	4,989,267
1.950%, 5/1/30	5,740,000	4,881,830
Oaktree Specialty Lending Corp.
7.100%, 2/15/29	4,520,000	4,660,901
S&P Global, Inc.
2.500%, 12/1/29	4,240,000	3,758,288
5.250%, 9/15/33§	4,970,000	5,071,933
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33(k)	650,000	547,114

		125,183,699

Consumer Finance (3.1%)
AerCap Ireland Capital DAC
6.150%, 9/30/30	750,000	778,083
3.300%, 1/30/32	1,800,000	1,542,789
3.400%, 10/29/33	4,950,000	4,166,092
Ally Financial, Inc.
8.000%, 11/1/31	4,190,000	4,663,185
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33(k)	1,000,000	951,203
American Honda Finance Corp.
4.600%, 4/17/30	420,000	413,530
Capital One Financial Corp.
(SOFR + 2.60%), 5.247%, 7/26/30(k)	830,000	815,053
(SOFR + 3.07%), 7.624%, 10/30/31(k)	4,310,000	4,741,497
(SOFR + 1.34%), 2.359%, 7/29/32(k)	2,820,000	2,162,924
Discover Financial Services
6.700%, 11/29/32	7,300,000	7,715,788
Ford Motor Credit Co. LLC
7.200%, 6/10/30	4,200,000	4,452,672
7.122%, 11/7/33	3,000,000	3,221,520
General Motors Financial Co., Inc.
5.850%, 4/6/30	1,000,000	1,021,376
2.350%, 1/8/31	560,000	463,805
3.100%, 1/12/32	2,540,000	2,142,338
6.400%, 1/9/33	2,550,000	2,665,749
6.100%, 1/7/34	5,380,000	5,534,128
Toyota Motor Credit Corp.
2.150%, 2/13/30	60,000	51,905
3.375%, 4/1/30	40,000	36,952
1.650%, 1/10/31	180,000	146,485

		47,687,074

Financial Services (1.4%)
Fiserv, Inc.
2.650%, 6/1/30	3,300,000	2,871,243
5.600%, 3/2/33(x)	2,070,000	2,112,145
Global Payments, Inc.
2.900%, 5/15/30	262,000	227,307
5.400%, 8/15/32	860,000	851,961
Jackson Financial, Inc.
3.125%, 11/23/31	7,200,000	5,996,239
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	269,000	213,474
4.023%, 11/1/32	4,270,000	3,939,367
Shell International Finance BV
2.375%, 11/7/29(x)	5,230,000	4,655,369
Western Union Co. (The)
2.750%, 3/15/31	1,090,000	903,565

		21,770,670

Insurance (3.2%)
Alleghany Corp.
3.625%, 5/15/30	1,110,000	1,039,006
Allstate Corp. (The)
1.450%, 12/15/30	4,390,000	3,467,027
American International Group, Inc.
5.125%, 3/27/33	4,230,000	4,205,000
Aon Corp.
2.800%, 5/15/30	380,000	334,262
5.350%, 2/28/33	4,020,000	4,042,142
Athene Holding Ltd.
6.650%, 2/1/33	3,600,000	3,809,483
Enstar Group Ltd.
4.950%, 6/1/29	2,569,000	2,505,649
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32	4,890,000	4,862,272
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	120,000	107,649
Lincoln National Corp.
3.050%, 1/15/30	5,576,000	4,915,351
3.400%, 1/15/31	1,168,000	1,025,426
MetLife, Inc.
4.550%, 3/23/30	10,130,000	10,018,265
Progressive Corp. (The)
4.950%, 6/15/33	2,250,000	2,239,974
Willis North America, Inc.
2.950%, 9/15/29	1,210,000	1,084,016
5.350%, 5/15/33	5,380,000	5,340,357

		48,995,879

Total Financials		535,739,501

Health Care (10.5%)
Biotechnology (1.1%)
Amgen, Inc.
2.450%, 2/21/30	1,860,000	1,624,566
2.000%, 1/15/32	5,170,000	4,173,482
3.350%, 2/22/32	690,000	614,401
5.250%, 3/2/33	5,220,000	5,270,032
Biogen, Inc.
2.250%, 5/1/30	5,980,000	5,054,774

		16,737,255

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.
3.950%, 4/1/30	1,710,000	1,601,284
2.539%, 2/1/32	6,270,000	5,190,304
Becton Dickinson & Co.
4.298%, 8/22/32	440,000	415,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
DH Europe Finance II Sarl
2.600%, 11/15/29	$2,550,000	$2,279,376
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	400,000	416,164
5.905%, 11/22/32	2,100,000	2,207,312
Medtronic Global Holdings SCA
4.500%, 3/30/33	138,000	133,924
Smith & Nephew plc
2.032%, 10/14/30	1,910,000	1,575,108
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	590,000	495,865

		14,314,893

Health Care Providers & Services (4.4%)
Ascension Health
Series B
2.532%, 11/15/29	1,052,000	936,480
Centene Corp.
4.625%, 12/15/29	9,720,000	9,241,484
3.375%, 2/15/30	2,040,000	1,802,952
2.500%, 3/1/31	11,350,000	9,341,050
2.625%, 8/1/31(x)	11,930,000	9,804,909
Cigna Group (The)
5.250%, 2/15/34	4,180,000	4,168,037
CVS Health Corp.
1.750%, 8/21/30	940,000	769,928
5.250%, 1/30/31(x)	4,560,000	4,586,882
2.125%, 9/15/31	5,180,000	4,234,068
5.250%, 2/21/33	1,640,000	1,636,973
5.300%, 6/1/33(x)	2,480,000	2,483,376
Elevance Health, Inc.
4.750%, 2/15/33	850,000	829,344
HCA, Inc.
3.500%, 9/1/30	6,470,000	5,832,356
2.375%, 7/15/31	760,000	623,167
Humana, Inc.
2.150%, 2/3/32	9,550,000	7,608,467
UnitedHealth Group, Inc.
4.500%, 4/15/33	4,710,000	4,558,305

		68,457,778

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc.
3.700%, 3/15/32	1,990,000	1,783,055
Revvity, Inc.
3.300%, 9/15/29	4,150,000	3,764,064
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33(x)	1,340,000	1,352,098

		6,899,217

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.
1.450%, 11/13/30	4,250,000	3,456,428
Johnson & Johnson
1.300%, 9/1/30	20,900,000	17,276,456
4.950%, 5/15/33	3,930,000	4,081,797
4.375%, 12/5/33	6,320,000	6,263,106
Merck & Co., Inc.
1.450%, 6/24/30	1,590,000	1,309,529
2.150%, 12/10/31(x)	680,000	568,346
4.500%, 5/17/33	2,270,000	2,220,028
Novartis Capital Corp.
2.200%, 8/14/30	3,187,000	2,758,654
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	3,780,000	3,741,281
4.750%, 5/19/33	3,490,000	3,438,308
Royalty Pharma plc
2.200%, 9/2/30(x)	990,000	822,227
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	6,000,000	5,083,033
Viatris, Inc.
2.700%, 6/22/30	7,010,000	5,941,145

		56,960,338

Total Health Care		163,369,481

Industrials (5.0%)
Aerospace & Defense (1.5%)
Boeing Co. (The)
6.125%, 2/15/33	140,000	142,043
Northrop Grumman Corp.
4.700%, 3/15/33	4,760,000	4,644,394
RTX Corp.
1.900%, 9/1/31(x)	11,730,000	9,442,142
2.375%, 3/15/32	1,340,000	1,102,329
5.150%, 2/27/33(x)	4,010,000	4,009,800
Textron, Inc.
6.100%, 11/15/33	3,940,000	4,125,762

		23,466,470

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
2.500%, 9/1/29	650,000	582,761
4.875%, 3/3/33	1,550,000	1,553,103

		2,135,864

Building Products (0.0%)†
Masco Corp.
2.000%, 10/1/30	350,000	286,438
Trane Technologies Financing Ltd.
5.250%, 3/3/33	133,000	134,856

		421,294

Commercial Services & Supplies (0.4%)
RELX Capital, Inc.
3.000%, 5/22/30(x)	40,000	35,805
Republic Services, Inc.
5.000%, 12/15/33	120,000	118,719
Waste Connections, Inc.
4.200%, 1/15/33	4,890,000	4,590,968
Waste Management, Inc.
4.625%, 2/15/30	1,220,000	1,211,338

		5,956,830

Electrical Equipment (0.1%)
Regal Rexnord Corp.
6.400%, 4/15/33§	830,000	859,901

Ground Transportation (0.6%)
Norfolk Southern Corp.
3.000%, 3/15/32	157,000	136,342
Ryder System, Inc.
6.600%, 12/1/33	8,290,000	8,948,789
Union Pacific Corp.
3.700%, 3/1/29	12,000	11,471
2.400%, 2/5/30(x)	156,000	136,571
2.800%, 2/14/32	756,000	654,685

		9,887,858

Machinery (0.0%)†
Flowserve Corp.
2.800%, 1/15/32	880,000	730,075

Passenger Airlines (0.2%)
Southwest Airlines Co.
2.625%, 2/10/30	3,460,000	3,010,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Professional Services (0.6%)
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	$60,000	$50,566
Concentrix Corp.
6.850%, 8/2/33	4,350,000	4,323,779
Equifax, Inc.
2.350%, 9/15/31	5,600,000	4,617,764
Verisk Analytics, Inc.
5.750%, 4/1/33	90,000	93,642

		9,085,751

Trading Companies & Distributors (1.5%)
Air Lease Corp.
3.000%, 2/1/30	9,870,000	8,718,546
3.125%, 12/1/30	5,320,000	4,662,194
2.875%, 1/15/32	6,290,000	5,284,220
GATX Corp.
4.000%, 6/30/30	4,880,000	4,527,820

		23,192,780

Total Industrials		78,747,715

Information Technology (7.9%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
5.050%, 2/26/34	4,130,000	4,186,280

Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc.
5.411%, 7/1/32	500,000	501,304

IT Services (0.6%)
International Business Machines Corp.
1.950%, 5/15/30	700,000	589,765
2.720%, 2/9/32	600,000	518,745
4.750%, 2/6/33	600,000	584,325
Kyndryl Holdings, Inc.
3.150%, 10/15/31	4,050,000	3,406,062
6.350%, 2/20/34	4,100,000	4,200,786

		9,299,683

Semiconductors & Semiconductor Equipment (2.0%)
Analog Devices, Inc.
2.100%, 10/1/31	163,000	134,914
Applied Materials, Inc.
1.750%, 6/1/30	2,450,000	2,062,885
Broadcom, Inc.
4.150%, 11/15/30(x)	148,000	140,085
4.300%, 11/15/32	150,000	140,559
2.600%, 2/15/33§	6,180,000	5,010,829
Intel Corp.
2.450%, 11/15/29	156,000	138,295
5.125%, 2/10/30	135,000	136,866
3.900%, 3/25/30	144,000	136,795
4.150%, 8/5/32	143,000	135,625
5.200%, 2/10/33	1,995,000	2,022,772
KLA Corp.
4.650%, 7/15/32	136,000	133,607
Micron Technology, Inc.
6.750%, 11/1/29	129,000	138,311
4.663%, 2/15/30	143,000	139,865
2.703%, 4/15/32	3,792,000	3,165,153
5.875%, 2/9/33	456,000	470,731
NVIDIA Corp.
2.850%, 4/1/30	151,000	136,939
2.000%, 6/15/31	164,000	138,185
NXP BV
3.400%, 5/1/30	153,000	138,706
2.500%, 5/11/31	36,000	30,158
5.000%, 1/15/33	3,790,000	3,703,891
QUALCOMM, Inc.
2.150%, 5/20/30(x)	157,000	136,289
1.650%, 5/20/32	7,960,000	6,334,417
Skyworks Solutions, Inc.
3.000%, 6/1/31	590,000	495,919
Texas Instruments, Inc.
1.750%, 5/4/30	6,962,000	5,870,262
3.650%, 8/16/32	145,000	134,173
4.900%, 3/14/33(x)	132,000	133,214
Xilinx, Inc.
2.375%, 6/1/30	158,000	137,105

		31,496,550

Software (0.7%)
Fortinet, Inc.
2.200%, 3/15/31	330,000	275,234
Intuit, Inc.
5.200%, 9/15/33	990,000	1,006,419
Oracle Corp.
6.250%, 11/9/32	4,660,000	4,982,189
4.900%, 2/6/33	570,000	556,805
Roper Technologies, Inc.
1.750%, 2/15/31	60,000	48,221
VMware LLC
2.200%, 8/15/31(x)	4,800,000	3,906,647

		10,775,515

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.
3.250%, 8/8/29	410,000	385,285
2.200%, 9/11/29	370,000	329,056
1.650%, 5/11/30	9,130,000	7,702,993
1.250%, 8/20/30	5,600,000	4,570,862
1.650%, 2/8/31	25,810,000	21,404,434
1.700%, 8/5/31(x)	9,640,000	7,919,401
3.350%, 8/8/32	9,470,000	8,681,046
4.300%, 5/10/33	4,170,000	4,125,224
Dell International LLC
5.300%, 10/1/29	10,000	10,115
Western Digital Corp.
2.850%, 2/1/29	4,610,000	3,986,959
3.100%, 2/1/32	9,820,000	7,885,656

		67,001,031

Total Information Technology		123,260,363

Materials (3.3%)
Chemicals (0.9%)
Albemarle Corp.
5.050%, 6/1/32	3,160,000	3,036,509
Celanese US Holdings LLC
6.550%, 11/15/30	820,000	861,980
6.379%, 7/15/32	4,400,000	4,555,968
Eastman Chemical Co.
5.750%, 3/8/33	660,000	670,375
Ecolab, Inc.
2.125%, 2/1/32	3,900,000	3,236,720
FMC Corp.
5.650%, 5/18/33	830,000	814,710
Huntsman International LLC
2.950%, 6/15/31	1,150,000	957,328
LYB International Finance III LLC
5.625%, 5/15/33	850,000	871,158

		15,004,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.6%)
Berry Global, Inc.
5.650%, 1/15/34§	$7,440,000	$7,362,401
WRKCo., Inc.
3.000%, 6/15/33	2,440,000	2,065,549

		9,427,950

Metals & Mining (1.5%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	6,800,000	5,908,180
ArcelorMittal SA
6.800%, 11/29/32	2,490,000	2,655,529
BHP Billiton Finance USA Ltd.
5.250%, 9/8/30	1,720,000	1,744,406
4.900%, 2/28/33	735,000	728,174
5.250%, 9/8/33	1,400,000	1,414,249
Kinross Gold Corp.
6.250%, 7/15/33§	2,230,000	2,307,657
Newmont Corp.
2.800%, 10/1/29	145,000	130,058
2.250%, 10/1/30	144,000	122,152
2.600%, 7/15/32	475,000	396,379
Nucor Corp.
3.125%, 4/1/32	156,000	136,718
Rio Tinto Alcan, Inc.
7.250%, 3/15/31	118,000	132,476
6.125%, 12/15/33	3,830,000	4,096,979
Rio Tinto Finance USA plc
5.000%, 3/9/33	134,000	134,471
Teck Resources Ltd.
3.900%, 7/15/30	3,290,000	3,028,918
Yamana Gold, Inc.
2.630%, 8/15/31	121,000	100,384

		23,036,730

Paper & Forest Products (0.3%)
Suzano Austria GmbH
5.000%, 1/15/30	3,800,000	3,644,438
3.125%, 1/15/32	1,250,000	1,037,109

		4,681,547

Total Materials		52,150,975

Real Estate (4.7%)
Diversified REITs (0.3%)
American Assets Trust LP (REIT)
3.375%, 2/1/31	120,000	98,210
GLP Capital LP (REIT)
4.000%, 1/15/30	3,470,000	3,163,564
4.000%, 1/15/31	40,000	35,576
3.250%, 1/15/32	350,000	294,956
Simon Property Group LP (REIT)
2.200%, 2/1/31	450,000	373,173
2.250%, 1/15/32	430,000	350,557

		4,316,036

Health Care REITs (1.0%)
Healthcare Realty Holdings LP (REIT)
3.100%, 2/15/30	6,650,000	5,774,687
2.000%, 3/15/31	2,480,000	1,970,332
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33	550,000	443,967
Sabra Health Care LP (REIT)
3.900%, 10/15/29	7,060,000	6,348,281

		14,537,267

Office REITs (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32(x)	550,000	429,165
1.875%, 2/1/33	10,440,000	7,899,432
Boston Properties LP (REIT)
3.400%, 6/21/29	5,160,000	4,627,078
3.250%, 1/30/31(x)	5,610,000	4,791,805
2.550%, 4/1/32	2,370,000	1,873,357
2.450%, 10/1/33	5,470,000	4,109,108
Highwoods Realty LP (REIT)
4.200%, 4/15/29	6,430,000	5,848,312
2.600%, 2/1/31	3,030,000	2,394,760
Kilroy Realty LP (REIT)
3.050%, 2/15/30	6,640,000	5,627,910
2.650%, 11/15/33	6,430,000	4,754,206

		42,355,133

Residential REITs (0.2%)
Essex Portfolio LP (REIT)
1.650%, 1/15/31	4,370,000	3,438,018

Retail REITs (0.5%)
Federal Realty OP LP (REIT)
3.500%, 6/1/30	830,000	751,257
Kimco Realty OP LLC (REIT)
2.250%, 12/1/31	1,350,000	1,088,083
Realty Income Corp. (REIT)
3.200%, 2/15/31	1,250,000	1,106,365
1.800%, 3/15/33	5,960,000	4,438,007

		7,383,712

Specialized REITs (0.0%)†
Crown Castle, Inc. (REIT)
5.100%, 5/1/33	500,000	485,826

Total Real Estate		72,515,992

Utilities (7.3%)
Electric Utilities (5.1%)
Alabama Power Co.
3.940%, 9/1/32	2,620,000	2,424,199
Arizona Public Service Co.
2.200%, 12/15/31	510,000	414,425
Duke Energy Carolinas LLC
4.950%, 1/15/33	4,680,000	4,653,315
Entergy Corp.
2.400%, 6/15/31	4,750,000	3,941,224
Entergy Louisiana LLC
1.600%, 12/15/30	680,000	543,414
2.350%, 6/15/32	6,010,000	4,891,561
Eversource Energy
2.550%, 3/15/31	4,980,000	4,158,229
Series R
1.650%, 8/15/30	480,000	385,968
Florida Power & Light Co.
5.100%, 4/1/33	700,000	703,470
4.800%, 5/15/33	3,060,000	3,004,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	$930,000	$765,699
Pacific Gas and Electric Co.
4.550%, 7/1/30	4,900,000	4,658,224
5.900%, 6/15/32	4,500,000	4,562,023
6.400%, 6/15/33	3,730,000	3,931,655
PPL Electric Utilities Corp.
4.850%, 2/15/34	4,230,000	4,144,886
Progress Energy, Inc.
7.000%, 10/30/31	90,000	98,856
Southern Co. (The)
5.700%, 10/15/32	2,580,000	2,652,781
5.200%, 6/15/33	9,310,000	9,233,685
Virginia Electric and Power Co.
2.300%, 11/15/31	13,700,000	11,355,794
Series A
2.875%, 7/15/29	22,000	19,903
Xcel Energy, Inc.
5.450%, 8/15/33	13,420,000	13,322,008

		79,865,608

Gas Utilities (1.0%)
ONE Gas, Inc.
4.250%, 9/1/32	1,280,000	1,218,442
Southern California Gas Co.
5.200%, 6/1/33	8,700,000	8,672,566
Southwest Gas Corp.
4.050%, 3/15/32	5,080,000	4,647,255

		14,538,263

Multi-Utilities (1.2%)
Ameren Illinois Co.
4.950%, 6/1/33	1,680,000	1,652,840
Berkshire Hathaway Energy Co.
1.650%, 5/15/31	9,700,000	7,773,069
Dominion Energy, Inc. Series C
3.375%, 4/1/30	3,230,000	2,928,864
National Grid plc
5.809%, 6/12/33	330,000	336,712
NiSource, Inc.
1.700%, 2/15/31	7,500,000	5,980,326
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	260,000	214,742
Sempra
3.700%, 4/1/29	18,000	16,832

		18,903,385

Total Utilities		113,307,256

Total Corporate Bonds		1,515,786,604

U.S. Treasury Obligation (1.5%)
U.S. Treasury Notes
4.000%, 2/15/34	23,668,800	23,300,790

Total U.S. Treasury Obligation		23,300,790

Total Long-Term Debt Securities (98.7%) (Cost $1,478,844,662)		1,539,087,394

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares
5.25% (7 day yield) (xx)	8,762,603	8,762,603

Total Short-Term Investment (0.6%) (Cost $8,762,603)		8,762,603

Total Investments in Securities (99.3%) (Cost $1,487,607,265)		1,547,849,997
Other Assets Less Liabilities (0.7%)		11,684,774

Net Assets (100%)		$1,559,534,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $20,612,721 or 1.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $8,588,593. This was collateralized by cash of $8,762,603 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$89,248,503	$—	$89,248,503
Consumer Discretionary	—	73,419,010	—	73,419,010
Consumer Staples	—	75,280,352	—	75,280,352
Energy	—	138,747,456	—	138,747,456
Financials	—	535,739,501	—	535,739,501
Health Care	—	163,369,481	—	163,369,481
Industrials	—	78,747,715	—	78,747,715
Information Technology	—	123,260,363	—	123,260,363
Materials	—	52,150,975	—	52,150,975
Real Estate	—	72,515,992	—	72,515,992
Utilities	—	113,307,256	—	113,307,256
Short-Term Investment
Investment Company	8,762,603	—	—	8,762,603
U.S. Treasury Obligation	—	23,300,790	—	23,300,790

Total Assets	$8,762,603	$1,539,087,394	$—	$1,547,849,997

Total Liabilities	$—	$—	$—	$—

Total	$8,762,603	$1,539,087,394	$—	$1,547,849,997

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,186,133
Aggregate gross unrealized depreciation	(994,338)

Net unrealized appreciation	$60,191,795

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,487,658,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Financial Services (0.1%)
Private Export Funding Corp.
Series NN
3.250%, 6/15/25	$2,500,000	$2,446,775

Total Financials		2,446,775

Total Corporate Bond		2,446,775

U.S. Government Agency Securities (49.9%)
FFCB
0.390%, 6/17/24	10,000,000	9,892,570
4.750%, 2/21/25	17,502,000	17,418,325
0.680%, 8/4/25	30,000,000	28,339,593
0.570%, 8/12/25	10,000,000	9,424,998
4.250%, 9/30/25(x)	15,000,000	14,862,677
5.125%, 10/10/25	10,000,000	10,054,030
5.125%, 10/20/25	4,925,000	4,947,510
0.600%, 11/24/25	15,000,000	14,000,650
4.500%, 3/13/26	20,000,000	19,931,880
4.750%, 5/28/26	10,000,000	10,015,006
4.375%, 6/23/26	32,000,000	31,815,466
4.500%, 8/14/26	10,000,000	9,985,280
4.750%, 9/1/26	10,000,000	10,045,276
0.680%, 1/13/27	5,000,000	4,491,122
0.700%, 1/27/27	15,000,000	13,475,976
4.500%, 3/26/27	20,000,000	20,011,200
4.500%, 8/28/28	10,000,000	10,087,490
1.040%, 1/25/29	15,000,000	12,792,556
1.230%, 7/29/30	5,000,000	4,091,100
1.240%, 9/3/30	10,000,000	8,164,734
1.380%, 1/14/31	30,000,000	24,526,470
1.990%, 3/17/31	10,000,000	8,482,847
FHLB
0.500%, 4/14/25	21,290,000	20,295,274
4.625%, 6/6/25	9,000,000	8,968,190
0.500%, 6/13/25	20,000,000	19,001,556
3.125%, 6/13/25	10,000,000	9,788,376
0.375%, 9/4/25	11,620,000	10,904,006
0.550%, 1/20/26	5,000,000	4,635,144
0.625%, 1/22/26	25,000,000	23,202,295
0.650%, 1/28/26	15,000,000	13,919,589
0.700%, 1/28/26	20,000,000	18,576,718
0.600%, 2/12/26	10,000,000	9,258,967
0.680%, 2/24/26	5,000,000	4,632,259
0.750%, 2/24/26	25,000,000	23,188,720
0.650%, 2/26/26	10,000,000	9,250,622
1.050%, 8/13/26	36,000,000	33,079,295
1.875%, 9/11/26	24,000,000	22,532,340
4.625%, 11/17/26	25,000,000	25,082,568
1.500%, 11/23/26	50,000,000	46,210,400
1.250%, 12/21/26	50,000,000	45,885,110
4.125%, 1/15/27	10,000,000	9,914,410
1.700%, 1/28/27	69,245,000	64,088,145
0.830%, 2/10/27	10,000,000	8,993,353
1.020%, 2/24/27	15,000,000	13,579,789
0.900%, 2/26/27	35,000,000	31,539,095
1.115%, 2/26/27	30,000,000	27,231,957
1.100%, 2/25/28	15,000,000	13,226,191
4.800%, 3/6/28	10,000,000	9,980,253
3.250%, 6/9/28	25,000,000	24,013,185
4.000%, 6/30/28	10,000,000	9,914,621
1.000%, 8/16/28	5,000,000	4,306,109
3.250%, 11/16/28(x)	66,335,000	63,467,942
4.500%, 9/13/30	10,000,000	10,024,660
FHLMC
5.150%, 1/24/25	10,000,000	9,981,714
5.150%, 2/14/25	10,000,000	9,979,975
3.050%, 5/12/25	50,000,000	48,916,755
0.375%, 7/21/25	7,225,000	6,821,836
0.600%, 8/12/25	10,000,000	9,431,157
4.050%, 8/28/25	35,000,000	34,572,527
0.680%, 9/2/25	26,300,000	24,784,778
0.375%, 9/23/25	68,490,000	64,149,138
4.625%, 9/29/25	15,000,000	14,900,085
0.600%, 9/30/25	20,000,000	18,776,774
0.600%, 10/15/25	10,905,000	10,217,720
0.600%, 11/12/25	5,000,000	4,672,689
0.640%, 11/24/25	15,000,000	14,010,057
0.625%, 11/25/25	10,000,000	9,337,252
0.620%, 12/1/25	15,000,000	13,995,027
5.500%, 2/26/26	10,000,000	9,997,553
0.750%, 6/23/26	15,000,000	13,771,200
5.500%, 2/21/29	10,000,000	9,993,194
6.750%, 9/15/29	20,000,000	22,392,580
6.750%, 3/15/31	18,000,000	20,590,794
6.250%, 7/15/32(x)	45,000,000	51,132,321
FNMA
0.625%, 4/22/25	36,380,000	34,777,472
0.500%, 6/17/25	45,000,000	42,676,439
0.375%, 8/25/25	37,500,000	35,249,768
0.580%, 10/20/25	20,000,000	18,724,666
0.560%, 10/22/25	10,000,000	9,335,848
0.540%, 10/27/25	10,000,000	9,348,880
0.600%, 10/29/25	10,000,000	9,356,750
0.500%, 11/7/25	38,385,000	35,860,833
0.560%, 11/17/25	10,000,000	9,335,047
0.650%, 12/10/25	10,000,000	9,337,109
0.650%, 12/17/25	10,000,000	9,320,843
2.125%, 4/24/26	119,485,000	113,597,341
1.875%, 9/24/26	95,000,000	89,028,642
0.875%, 12/18/26	10,000,000	9,061,561
0.750%, 10/8/27	60,000,000	52,927,650
6.250%, 5/15/29	25,000,000	27,238,602
7.125%, 1/15/30	27,500,000	31,474,993
0.875%, 8/5/30	119,805,000	97,274,651
6.625%, 11/15/30	45,000,000	50,844,883
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,111,444
Tennessee Valley Authority
2.875%, 9/15/24	20,000,000	19,764,218
0.750%, 5/15/25	8,330,000	7,944,282
3.875%, 3/15/28	7,500,000	7,388,536
1.500%, 9/15/31	10,420,000	8,526,474
Series A
2.875%, 2/1/27	48,000,000	45,947,957
Series E
6.750%, 11/1/25	15,779,000	16,258,792

Total U.S. Government Agency Securities		2,164,686,702

U.S. Treasury Obligations (41.5%)
U.S. Treasury Notes
3.875%, 4/30/25	10,000,000	9,881,836
2.125%, 5/15/25	9,000,000	8,721,914
2.750%, 5/15/25	10,000,000	9,758,203
4.250%, 5/31/25	20,000,000	19,835,156
2.875%, 6/15/25	12,000,000	11,710,284
4.625%, 6/30/25	20,000,000	19,929,292
3.000%, 7/15/25	50,000,000	48,828,155
4.750%, 7/31/25	20,000,000	19,965,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 8/15/25	$9,000,000	$8,662,873
5.000%, 8/31/25	25,000,000	25,050,820
5.000%, 9/30/25	20,000,000	20,052,048
4.250%, 10/15/25	15,000,000	14,878,455
0.250%, 10/31/25	10,000,000	9,316,008
5.000%, 10/31/25	20,000,000	20,060,832
0.375%, 11/30/25	5,000,000	4,651,892
4.875%, 11/30/25	15,000,000	15,026,466
4.000%, 12/15/25	30,000,000	29,636,358
0.375%, 12/31/25	11,750,000	10,900,159
4.250%, 12/31/25	15,000,000	14,879,805
3.875%, 1/15/26	25,000,000	24,646,457
0.375%, 1/31/26	15,000,000	13,870,057
4.250%, 1/31/26	15,000,000	14,885,160
1.625%, 2/15/26	20,000,000	18,913,588
4.000%, 2/15/26	25,000,000	24,693,818
0.500%, 2/28/26	12,000,000	11,092,536
4.625%, 2/28/26(x)	15,000,000	14,990,989
4.625%, 3/15/26	25,000,000	24,982,913
0.750%, 3/31/26	17,000,000	15,755,175
2.250%, 3/31/26(x)	14,000,000	13,369,958
0.750%, 4/30/26	15,000,000	13,860,949
1.625%, 5/15/26	12,000,000	11,280,937
3.625%, 5/15/26	20,000,000	19,607,812
0.750%, 5/31/26	8,000,000	7,371,875
4.125%, 6/15/26	17,500,000	17,330,469
0.875%, 6/30/26	14,000,000	12,911,620
4.500%, 7/15/26	20,000,000	19,971,876
0.625%, 7/31/26	15,000,000	13,708,594
1.500%, 8/15/26	15,500,000	14,448,945
4.375%, 8/15/26	15,000,000	14,946,101
1.375%, 8/31/26	1,615,000	1,499,785
4.625%, 9/15/26	25,000,000	25,062,663
0.875%, 9/30/26	15,000,000	13,729,687
4.625%, 10/15/26	20,000,000	20,062,500
2.000%, 11/15/26	45,000,000	42,252,588
4.375%, 12/15/26	20,000,000	19,957,636
4.000%, 1/15/27	15,000,000	14,825,415
2.250%, 2/15/27	10,000,000	9,417,188
2.250%, 11/15/27	18,500,000	17,212,226
3.875%, 11/30/27	10,000,000	9,843,811
0.625%, 12/31/27	15,000,000	13,096,875
3.875%, 12/31/27	25,000,000	24,605,470
3.500%, 1/31/28	17,000,000	16,508,595
2.750%, 2/15/28	25,600,000	24,174,001
1.250%, 3/31/28	15,000,000	13,333,594
1.250%, 4/30/28	10,000,000	8,869,531
2.875%, 5/15/28	71,500,000	67,684,803
1.250%, 5/31/28	20,500,000	18,145,704
3.625%, 5/31/28	20,000,000	19,500,000
1.250%, 6/30/28	5,000,000	4,416,406
4.000%, 6/30/28	17,500,000	17,311,329
4.125%, 7/31/28	20,000,000	19,887,484
2.875%, 8/15/28	35,000,000	33,063,580
1.125%, 8/31/28	10,000,000	8,748,775
4.375%, 8/31/28	15,000,000	15,066,796
1.250%, 9/30/28	15,000,000	13,169,374
4.625%, 9/30/28	25,000,000	25,371,095
4.875%, 10/31/28	15,000,000	15,383,204
3.125%, 11/15/28	62,500,000	59,550,781
4.375%, 11/30/28	10,000,000	10,058,594
3.750%, 12/31/28	10,000,000	9,793,091
4.000%, 1/31/29	15,000,000	14,853,516
2.625%, 2/15/29	22,000,000	20,449,726
2.375%, 5/15/29	21,000,000	19,221,563
3.250%, 6/30/29	15,000,000	14,312,109
1.625%, 8/15/29	12,500,000	10,978,516
4.000%, 10/31/29	25,000,000	24,718,737
3.875%, 12/31/29	20,000,000	19,646,876
1.500%, 2/15/30	14,900,000	12,811,673
4.000%, 2/28/30	15,000,000	14,827,734
0.625%, 5/15/30	15,000,000	12,119,532
3.750%, 6/30/30	20,000,000	19,481,250
4.000%, 7/31/30	15,000,000	14,812,500
0.625%, 8/15/30	26,500,000	21,228,986
4.125%, 8/31/30	10,000,000	9,942,188
4.625%, 9/30/30	15,000,000	15,339,845
4.875%, 10/31/30	15,000,000	15,555,470
0.875%, 11/15/30	19,000,000	15,390,000
4.375%, 11/30/30	10,000,000	10,087,500
3.750%, 12/31/30	10,000,000	9,728,125
4.000%, 1/31/31	10,000,000	9,876,563
1.125%, 2/15/31	20,600,000	16,901,657
1.625%, 5/15/31	15,000,000	12,646,875
1.250%, 8/15/31	25,000,000	20,375,000
1.375%, 11/15/31	23,500,000	19,207,579
1.875%, 2/15/32	19,000,000	16,057,970
2.875%, 5/15/32	23,000,000	20,897,667
2.750%, 8/15/32	21,000,000	18,850,782
4.125%, 11/15/32	3,000,000	2,981,719
3.500%, 2/15/33	35,000,000	33,173,438
3.375%, 5/15/33	27,500,000	25,785,535
3.875%, 8/15/33	28,000,000	27,291,250
4.500%, 11/15/33	16,000,000	16,370,000
4.000%, 2/15/34	10,000,000	9,844,517

Total U.S. Treasury Obligations		1,801,755,030

Total Long-Term Debt Securities (91.5%) (Cost $4,166,877,341)		3,968,888,507

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.9%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	950,000	46,597,500
Schwab Short-Term U.S. Treasury ETF	950,000	45,799,500
Vanguard Intermediate-Term Treasury ETF	2,900,000	169,795,000
Vanguard Short-Term Treasury ETF	1,400,000	81,298,000

Total Exchange Traded Funds (7.9%) (Cost $361,865,950)		343,490,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	21,213,778	$21,213,778

Total Investment Companies		41,213,778

Total Short-Term Investments (1.0%) (Cost $41,213,778)		41,213,778

Total Investments in Securities (100.4%) (Cost $4,569,957,069)		4,353,592,285
Other Assets Less Liabilities (-0.4%)		(17,096,620)

Net Assets (100%)		$4,336,495,665

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $55,158,882. This was collateralized by $15,112,242 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.875%, maturing 4/18/24 - 8/15/53 and by cash of $41,213,778 which was subsequently invested in investment companies.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$2,446,775	$—	$2,446,775
Exchange Traded Funds	343,490,000	—	—	343,490,000
Short-Term Investments
Investment Companies	41,213,778	—	—	41,213,778
U.S. Government Agency Securities	—	2,164,686,702	—	2,164,686,702
U.S. Treasury Obligations	—	1,801,755,030	—	1,801,755,030

Total Assets	$384,703,778	$3,968,888,507	$—	$4,353,592,285

Total Liabilities	$—	$—	$—	$—

Total	$384,703,778	$3,968,888,507	$—	$4,353,592,285

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,835,064
Aggregate gross unrealized depreciation	(220,298,791)

Net unrealized depreciation	$(216,463,727)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,570,056,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.9%)
Ampol Ltd.	8,251	$213,942
ANZ Group Holdings Ltd.	111,443	2,135,082
APA Group	47,177	258,548
Aristocrat Leisure Ltd.	49,102	1,375,885
ASX Ltd.	6,892	298,304
Aurizon Holdings Ltd.	64,923	169,228
BHP Group Ltd. (ASE Stock Exchange)	93,892	2,708,648
BHP Group Ltd. (London Stock Exchange)	93,034	2,671,370
BlueScope Steel Ltd.	16,566	257,466
Brambles Ltd.	52,828	555,970
CAR Group Ltd.	13,528	318,064
Cochlear Ltd.	2,420	532,267
Coles Group Ltd.	48,915	539,970
Commonwealth Bank of Australia	61,754	4,842,722
Computershare Ltd.	20,150	342,844
Dexus (REIT)	38,548	198,698
EBOS Group Ltd.	5,263	107,695
Endeavour Group Ltd.	49,158	176,506
Fortescue Ltd.	62,254	1,042,593
Glencore plc	381,789	2,097,602
Goodman Group (REIT)	63,185	1,392,110
GPT Group (The) (REIT)	70,490	209,922
IDP Education Ltd.(x)	7,486	87,418
Insurance Australia Group Ltd.	86,559	361,000
Lottery Corp. Ltd. (The)	154,081	517,095
Macquarie Group Ltd.	13,369	1,739,768
Medibank Pvt Ltd.	104,347	255,671
Mineral Resources Ltd.	6,846	316,165
Mirvac Group (REIT)	137,923	212,111
National Australia Bank Ltd.	114,663	2,588,306
Northern Star Resources Ltd.	43,467	409,867
Orica Ltd.	16,806	199,977
Origin Energy Ltd.	65,274	391,329
Pilbara Minerals Ltd.(x)	95,291	237,829
Qantas Airways Ltd.*	31,253	110,995
QBE Insurance Group Ltd.	54,180	640,105
Ramsay Health Care Ltd.	6,686	246,210
REA Group Ltd.	1,970	238,097
Reece Ltd.	7,719	141,345
Rio Tinto Ltd.	13,654	1,083,375
Rio Tinto plc	41,756	2,644,076
Rio Tinto plc (ADR)	26,255	1,673,494
Santos Ltd.	117,688	594,358
Scentre Group (REIT)	199,218	440,091
SEEK Ltd.	13,829	225,742
Seven Group Holdings Ltd.(x)	6,036	160,363
Sonic Healthcare Ltd.	17,349	332,494
South32 Ltd.	162,685	318,041
Stockland (REIT)	87,103	275,289
Suncorp Group Ltd.	47,772	509,920
Telstra Group Ltd.	150,790	379,293
Transurban Group	114,903	997,356
Treasury Wine Estates Ltd.	31,380	254,587
Vicinity Ltd. (REIT)	134,818	187,129
Washington H Soul Pattinson & Co. Ltd.	8,103	177,472
Wesfarmers Ltd.	42,072	1,875,269
Westpac Banking Corp.	128,342	2,182,849
WiseTech Global Ltd.	12,612	772,138
Woodside Energy Group Ltd. (ASE Stock Exchange)	52,971	1,052,826
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	334,810
Woolworths Group Ltd.	44,938	971,345

		48,581,041

Austria (0.3%)
Erste Group Bank AG	68,673	3,059,829
Mondi plc	16,278	286,709
OMV AG	5,396	255,330
Verbund AG	2,427	177,395
voestalpine AG	4,513	126,590

		3,905,853

Belgium (0.4%)
Ageas SA/NV	5,711	264,444
Anheuser-Busch InBev SA/NV	31,730	1,932,734
D’ieteren Group	865	191,867
Elia Group SA/NV	1,053	113,603
Groupe Bruxelles Lambert NV (Swiss Stock exchange)	1,483	112,034
Groupe Bruxelles Lambert NV (Turquoise Stock Exchange)	1,781	134,615
KBC Group NV	9,092	680,934
Lotus Bakeries NV	16	154,491
Sofina SA	533	119,606
Syensqo SA*	2,757	261,092
UCB SA	4,673	576,744
Umicore SA	7,604	164,030
Warehouses De Pauw CVA (REIT)	6,344	181,098

		4,887,292

Brazil (0.4%)
Ambev SA*	626,800	1,564,688
Banco Bradesco SA (ADR)	407,189	1,164,561
Hypera SA*	50,074	329,873
MercadoLibre, Inc.*	596	901,128
Petroleo Brasileiro SA (ADR)	67,970	1,033,824
Yara International ASA	6,592	208,674

		5,202,748

Burkina Faso (0.0%)†
Endeavour Mining plc	7,386	149,995

Canada (1.2%)
Agnico Eagle Mines Ltd.	27,204	1,622,138
CAE, Inc.*	96,780	1,998,403
Canadian National Railway Co.	18,246	2,402,672
Canadian Pacific Kansas City Ltd.	13,905	1,225,997
Element Fleet Management Corp.	65,069	1,051,538
Franco-Nevada Corp.	14,370	1,712,242
Magna International, Inc.	25,496	1,388,911
RB Global, Inc.	26,899	2,048,776
Restaurant Brands International, Inc.	15,440	1,226,708

		14,677,385

Chile (0.1%)
Antofagasta plc	14,881	382,966
Sociedad Quimica y Minera de Chile SA (ADR)(x)	21,092	1,036,883

		1,419,849

China (1.0%)
Alibaba Group Holding Ltd.	64,200	576,224
Anhui Conch Cement Co. Ltd., Class H	158,000	328,641
Baidu, Inc. (ADR)*	12,457	1,311,473
BOC Hong Kong Holdings Ltd.	134,543	360,127
BYD Co. Ltd., Class H	51,000	1,313,623
China Life Insurance Co. Ltd., Class H	592,000	710,227
China Resources Gas Group Ltd.	123,600	394,003
ESR Group Ltd.(m)	56,200	60,100
Kingsoft Corp. Ltd.	94,000	289,438
Ping An Insurance Group Co. of China Ltd., Class H	104,000	439,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Prosus NV	69,278	$2,173,082
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	285,500	466,903
SITC International Holdings Co. Ltd.	59,000	107,795
Tencent Holdings Ltd.	28,000	1,086,816
TravelSky Technology Ltd., Class H	677,000	819,987
Wharf Holdings Ltd. (The)	37,315	122,526
Wilmar International Ltd.	77,555	197,011
Yum China Holdings, Inc. (New York Stock exchange)	11,296	449,468
Yum China Holdings, Inc.(Hong Kong Stock exchange)(x)	34,550	1,360,476

		12,567,072

Colombia (0.2%)
Bancolombia SA (ADR)	50,359	1,723,285
Ecopetrol SA (ADR)(x)	75,520	894,157

		2,617,442

Denmark (2.3%)
AP Moller - Maersk A/S, Class A(x)	108	138,015
AP Moller - Maersk A/S, Class B	151	196,359
Carlsberg A/S, Class B	3,732	509,139
Coloplast A/S, Class B	4,653	629,357
Danske Bank A/S	25,944	776,876
Demant A/S*	3,889	193,932
DSV A/S	18,021	2,924,057
Genmab A/S*	2,477	755,047
Novo Nordisk A/S, Class B	149,947	19,124,398
Novonesis (Novozymes) B	13,473	790,421
Orsted A/S(m)*	6,830	382,738
Pandora A/S	3,193	515,765
ROCKWOOL A/S, Class B*	382	125,877
Tryg A/S(x)	12,147	249,960
Vestas Wind Systems A/S*	37,070	1,035,347

		28,347,288

Finland (0.7%)
Elisa OYJ	4,933	220,063
Fortum OYJ(x)	16,101	198,806
Kesko OYJ, Class B	10,735	200,533
Kone OYJ, Class B	37,673	1,753,361
Metso OYJ	24,126	286,442
Neste OYJ	15,682	424,655
Nokia OYJ	199,086	706,854
Nordea Bank Abp	115,977	1,310,025
Orion OYJ, Class B	4,218	157,314
Sampo OYJ, Class A	16,741	713,682
Stora Enso OYJ, Class R	113,532	1,578,206
UPM-Kymmene OYJ	19,929	663,717
Wartsila OYJ Abp	17,969	273,147

		8,486,805

France (8.0%)
Accor SA	6,785	316,956
Adevinta ASA*	11,739	123,162
Aeroports de Paris SA	1,194	163,723
Air Liquide SA	32,028	6,663,279
Airbus SE	21,983	4,048,857
Alstom SA(x)	11,004	167,747
Amundi SA(m)	2,098	144,067
Arkema SA	2,188	230,245
AXA SA	124,849	4,689,349
BioMerieux	1,416	156,202
BNP Paribas SA	68,302	4,853,066
Bollore SE	28,349	189,317
Bouygues SA	6,892	281,282
Bureau Veritas SA	11,059	337,409
Capgemini SE	25,906	5,961,455
Carrefour SA	20,810	356,408
Cie de Saint-Gobain SA	16,876	1,309,606
Cie Generale des Etablissements Michelin SCA	24,778	949,512
Covivio SA (REIT)	1,895	97,519
Credit Agricole SA	40,365	601,656
Danone SA	47,800	3,088,469
Dassault Aviation SA	793	174,528
Dassault Systemes SE	52,454	2,322,453
Edenred SE	23,911	1,275,889
Eiffage SA	2,648	300,392
Engie SA	67,506	1,129,575
EssilorLuxottica SA	22,788	5,155,440
Eurazeo SE	1,565	137,182
Gecina SA (REIT)	1,793	183,089
Getlink SE	14,224	242,153
Hermes International SCA	1,161	2,963,521
Ipsen SA	1,432	170,404
Kering SA	4,771	1,885,674
Klepierre SA (REIT)	7,622	197,352
La Francaise des Jeux SAEM(m)	3,585	146,121
Legrand SA	9,738	1,031,884
L’Oreal SA	10,278	4,863,936
LVMH Moet Hennessy Louis Vuitton SE	17,131	15,408,260
Orange SA	69,078	811,426
Pernod Ricard SA	17,941	2,902,379
Publicis Groupe SA	8,538	930,794
Remy Cointreau SA	893	90,021
Renault SA	16,641	840,117
Rexel SA	8,321	224,697
Safran SA	27,287	6,183,574
Sartorius Stedim Biotech*	978	278,867
SEB SA	844	107,991
Societe Generale SA	26,501	709,333
Sodexo SA	7,704	660,595
SOITEC*	5,743	594,181
Teleperformance SE	9,108	885,141
Thales SA	3,490	595,088
TotalEnergies SE	80,096	5,484,542
Unibail-Rodamco-Westfield (REIT)*	4,277	343,761
Veolia Environnement SA	70,012	2,275,793
Vinci SA	18,472	2,366,711
Vivendi SE	25,097	273,467
Worldline SA(m)*	9,017	111,677

		98,987,294

Germany (7.7%)
adidas AG	5,955	1,329,882
AIXTRON SE	33,605	888,242
Allianz SE (Registered)	20,266	6,073,812
BASF SE	57,298	3,271,918
Bayer AG (Registered)	36,219	1,110,899
Bayerische Motoren Werke AG	11,764	1,357,493
Bayerische Motoren Werke AG (Preference)(q)	2,047	219,516
Bechtle AG	3,285	173,586
Beiersdorf AG	3,679	535,629
Brenntag SE	4,821	406,105
Carl Zeiss Meditec AG	1,381	172,529
Commerzbank AG	39,270	539,325
Continental AG	27,893	2,013,179
Covestro AG(m)*	6,835	373,711
Daimler Truck Holding AG	56,929	2,884,182
Deutsche Bank AG (Registered)	71,876	1,130,738
Deutsche Boerse AG	13,982	2,860,772
Deutsche Lufthansa AG (Registered)*	20,689	162,514
Deutsche Post AG	36,759	1,582,927
Deutsche Telekom AG (Registered)	196,108	4,760,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Dr Ing hc F Porsche AG (Preference)(m)(q)	20,002	$1,991,325
E.ON SE	82,003	1,139,922
Evonik Industries AG	8,477	167,590
Fresenius Medical Care AG	7,283	280,111
Fresenius SE & Co. KGaA	15,604	420,859
GEA Group AG	36,236	1,532,063
Hannover Rueck SE	2,196	601,055
Heidelberg Materials AG	4,808	528,826
Henkel AG & Co. KGaA	3,980	286,656
Henkel AG & Co. KGaA (Preference)(q)	6,290	505,555
Infineon Technologies AG	95,235	3,237,986
Knorr-Bremse AG	2,737	206,992
LEG Immobilien SE*	2,818	241,939
Mercedes-Benz Group AG	29,755	2,369,388
Merck KGaA	31,440	5,549,156
MTU Aero Engines AG	17,113	4,342,347
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	5,061	2,469,585
Nemetschek SE	2,092	207,008
Porsche Automobil Holding SE (Preference)(q)	5,917	313,560
Puma SE	3,881	175,938
Rational AG	170	146,540
Rheinmetall AG	6,118	3,438,811
RWE AG	23,202	787,490
SAP SE	70,772	13,778,549
Sartorius AG (Preference)(q)*	965	383,746
Scout24 SE(m)	2,996	225,804
Siemens AG (Registered)	49,017	9,357,997
Siemens Energy AG(x)*	18,428	338,077
Siemens Healthineers AG(m)*	31,605	1,933,985
Symrise AG, Class A	17,438	2,087,301
Talanx AG	2,520	199,553
Volkswagen AG	1,163	177,666
Volkswagen AG (Preference)(q)	7,490	992,619
Vonovia SE	45,118	1,333,710
Zalando SE(m)*	36,848	1,053,069

		94,650,087

Hong Kong (1.2%)
AIA Group Ltd.	843,852	5,665,643
CK Asset Holdings Ltd.	74,705	307,338
CK Infrastructure Holdings Ltd.	24,340	142,428
CLP Holdings Ltd.	61,564	490,426
Futu Holdings Ltd. (ADR)*	2,212	119,780
Hang Lung Properties Ltd.	58,438	59,880
Hang Seng Bank Ltd.	27,574	301,743
Henderson Land Development Co. Ltd.	54,906	156,435
HKT Trust & HKT Ltd.	131,042	152,859
Hong Kong & China Gas Co. Ltd.	434,330	329,067
Hong Kong Exchanges & Clearing Ltd.	44,439	1,293,386
Hongkong Land Holdings Ltd.	36,900	109,224
Jardine Matheson Holdings Ltd.	6,100	223,443
Link REIT (REIT)	96,478	414,786
MTR Corp. Ltd.	61,118	201,465
Power Assets Holdings Ltd.	52,496	307,186
Prudential plc	296,315	2,778,775
Sino Land Co. Ltd.	135,239	140,476
Sun Hung Kai Properties Ltd.	53,278	513,591
Swire Pacific Ltd., Class A	14,831	122,030
Swire Properties Ltd.	44,600	93,680
Techtronic Industries Co. Ltd.	51,000	691,346
WH Group Ltd.(m)	331,323	218,430
Wharf Real Estate Investment Co. Ltd.	62,330	202,673

		15,036,090

India (0.6%)
HDFC Bank Ltd.	70,882	1,230,539
HDFC Bank Ltd. (ADR)	28,177	1,577,067
ICICI Bank Ltd. (ADR)	89,623	2,366,943
ITC Ltd.	74,226	381,220
Kotak Mahindra Bank Ltd.	24,397	522,296
Reliance Industries Ltd.	32,674	1,164,202
UPL Ltd.	90,458	494,576

		7,736,843

Ireland (0.4%)
AerCap Holdings NV*	6,900	599,679
AIB Group plc	59,360	301,247
Bank of Ireland Group plc	39,719	404,940
Kerry Group plc, Class A	25,456	2,181,677
Kingspan Group plc	10,999	1,002,225
Smurfit Kappa Group plc(x)	9,864	449,828

		4,939,596

Israel (0.5%)
Azrieli Group Ltd.	1,541	111,273
Bank Hapoalim BM	47,015	440,888
Bank Leumi Le-Israel BM	54,479	452,948
Check Point Software Technologies Ltd.*	17,757	2,912,326
Elbit Systems Ltd.	1,027	214,542
Global-e Online Ltd.*	3,471	126,171
ICL Group Ltd.	29,531	156,134
Israel Discount Bank Ltd., Class A	47,387	245,257
Mizrahi Tefahot Bank Ltd.	5,865	219,967
Nice Ltd.*	2,375	618,287
Teva Pharmaceutical Industries Ltd. (ADR)*	40,214	567,420
Wix.com Ltd.*	1,882	258,737

		6,323,950

Italy (1.9%)
Amplifon SpA	5,071	184,915
Assicurazioni Generali SpA	37,490	948,865
Banco BPM SpA	45,793	304,722
Coca-Cola HBC AG	8,530	269,476
Davide Campari-Milano NV	20,566	206,656
DiaSorin SpA	799	77,149
Enel SpA	301,612	1,991,087
Eni SpA	80,957	1,279,363
Ferrari NV	4,674	2,037,188
FinecoBank Banca Fineco SpA	23,112	346,214
Infrastrutture Wireless Italiane SpA(m)	12,840	145,866
Intesa Sanpaolo SpA	539,611	1,957,802
Leonardo SpA	156,954	3,941,998
Mediobanca Banca di Credito Finanziario SpA	19,344	288,205
Moncler SpA	29,055	2,168,515
Nexi SpA(m)*	22,358	141,686
Poste Italiane SpA(m)	16,865	211,151
Prysmian SpA	63,179	3,298,295
Recordati Industria Chimica e Farmaceutica SpA	3,886	214,819
Snam SpA	73,519	347,087
Telecom Italia SpA(x)*	347,867	84,479
Terna - Rete Elettrica Nazionale	52,883	437,025
UniCredit SpA	56,859	2,157,716

		23,040,279

Japan (16.0%)
Advantest Corp.(x)	50,300	2,224,590
Aeon Co. Ltd.	24,552	581,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
AGC, Inc.	7,250	$262,548
Aisin Corp.(x)	5,738	233,379
Ajinomoto Co., Inc.(x)	16,468	612,682
ANA Holdings, Inc.(x)	6,130	127,961
Asahi Group Holdings Ltd.	17,487	640,428
Asahi Intecc Co. Ltd.	7,700	134,386
Asahi Kasei Corp.	46,878	342,806
Astellas Pharma, Inc.	67,550	725,121
Azbil Corp.(x)	4,000	110,160
Bandai Namco Holdings, Inc.(x)	21,957	405,838
Bridgestone Corp.	21,364	944,289
Brother Industries Ltd.(x)	8,515	157,441
Canon, Inc.(x)	37,130	1,103,991
Capcom Co. Ltd.	12,200	227,753
Central Japan Railway Co.(x)	27,000	669,203
Chiba Bank Ltd. (The)(x)	17,672	146,800
Chubu Electric Power Co., Inc.	24,254	316,353
Chugai Pharmaceutical Co. Ltd.	46,441	1,768,918
Concordia Financial Group Ltd.(x)	40,700	204,118
Dai Nippon Printing Co. Ltd.	7,381	225,360
Daifuku Co. Ltd.	10,800	257,479
Dai-ichi Life Holdings, Inc.	34,400	874,884
Daiichi Sankyo Co. Ltd.	68,561	2,173,046
Daikin Industries Ltd.(x)	16,423	2,235,949
Daito Trust Construction Co. Ltd.	2,038	231,830
Daiwa House Industry Co. Ltd.	22,358	662,705
Daiwa Securities Group, Inc.	50,476	382,121
Denso Corp.	210,748	4,016,435
Dentsu Group, Inc.	8,074	223,478
Disco Corp.	3,400	1,239,569
East Japan Railway Co.(x)	33,975	650,750
Eisai Co. Ltd.	9,154	376,791
ENEOS Holdings, Inc.	106,638	511,916
FANUC Corp.	114,820	3,200,822
Fast Retailing Co. Ltd.	6,348	1,958,747
Fuji Electric Co. Ltd.	4,757	317,385
FUJIFILM Holdings Corp.	41,904	937,844
Fujitsu Ltd.	63,740	1,017,912
GLP J-REIT (REIT)	182	152,448
Hamamatsu Photonics KK	5,200	182,539
Hankyu Hanshin Holdings, Inc.	8,700	248,966
Hikari Tsushin, Inc.	700	131,001
Hirose Electric Co. Ltd.	967	99,012
Hitachi Construction Machinery Co. Ltd.(x)	3,651	109,689
Hitachi Ltd.	154,842	14,069,571
Honda Motor Co. Ltd.	171,212	2,107,634
Hoshizaki Corp.	3,600	130,868
Hoya Corp.	13,002	1,617,735
Hulic Co. Ltd.	13,300	136,180
Ibiden Co. Ltd.	4,200	186,889
Idemitsu Kosan Co. Ltd.(x)	36,475	248,901
IHI Corp.(x)	94,300	2,512,299
Iida Group Holdings Co. Ltd.(x)	5,100	65,746
Inpex Corp.	36,500	554,444
Isuzu Motors Ltd.	21,069	283,787
ITOCHU Corp.(x)	43,932	1,875,918
Japan Airlines Co. Ltd.	5,458	103,514
Japan Exchange Group, Inc.	18,100	488,430
Japan Metropolitan Fund Invest (REIT)	282	175,668
Japan Post Bank Co. Ltd.	54,800	588,255
Japan Post Holdings Co. Ltd.	77,000	774,425
Japan Post Insurance Co. Ltd.(x)	7,900	150,793
Japan Real Estate Investment Corp. (REIT)(x)	47	167,347
Japan Tobacco, Inc.	44,100	1,173,436
JFE Holdings, Inc.	21,176	349,506
JSR Corp.*	6,618	189,298
Kajima Corp.	15,669	320,356
Kansai Electric Power Co., Inc. (The)(x)	25,923	368,005
Kao Corp.	17,667	660,091
Kawasaki Kisen Kaisha Ltd.(x)	14,700	197,369
KDDI Corp.(x)	55,500	1,638,090
KDX Realty Investment Corp. (REIT)	160	170,062
Keisei Electric Railway Co. Ltd.	4,577	185,463
Keyence Corp.	13,532	6,265,411
Kikkoman Corp.	25,115	321,196
Kintetsu Group Holdings Co. Ltd.(x)	6,898	200,497
Kirin Holdings Co. Ltd.	28,091	390,060
Kobe Bussan Co. Ltd.	5,100	124,923
Koito Manufacturing Co. Ltd.	7,700	103,511
Komatsu Ltd.	34,372	1,013,359
Konami Group Corp.	3,488	236,635
Kose Corp.	2,900	154,943
Kubota Corp.	37,308	583,230
Kyocera Corp.	47,232	628,231
Kyowa Kirin Co. Ltd.	10,767	193,106
Lasertec Corp.	2,800	794,055
LY Corp.(x)	319,000	806,034
M3, Inc.(x)	15,600	223,520
Makita Corp.	8,592	242,640
Marubeni Corp.	53,068	915,141
MatsukiyoCocokara & Co.(x)	12,600	201,801
Mazda Motor Corp.(x)	20,935	243,606
McDonald’s Holdings Co. Japan Ltd.(x)	3,080	138,354
Meiji Holdings Co. Ltd.(x)	8,864	193,230
Minebea Mitsumi, Inc.(x)	13,600	265,118
MISUMI Group, Inc.	10,800	149,929
Mitsubishi Chemical Group Corp.	46,459	282,136
Mitsubishi Corp.	127,952	2,943,961
Mitsubishi Electric Corp.	71,671	1,193,806
Mitsubishi Estate Co. Ltd.	42,711	774,486
Mitsubishi HC Capital, Inc.	24,100	167,560
Mitsubishi Heavy Industries Ltd.	442,250	3,987,787
Mitsubishi UFJ Financial Group, Inc.	598,216	6,065,937
Mitsui & Co. Ltd.	47,954	2,231,074
Mitsui Chemicals, Inc.(x)	6,257	182,940
Mitsui Fudosan Co. Ltd.	99,081	1,062,611
Mitsui OSK Lines Ltd.(x)	12,600	383,876
Mizuho Financial Group, Inc.	88,504	1,746,928
MonotaRO Co. Ltd.	10,400	124,693
MS&AD Insurance Group Holdings, Inc.	48,408	852,049
Murata Manufacturing Co. Ltd.	147,439	2,760,707
NEC Corp.	8,974	652,983
Nexon Co. Ltd.	13,100	217,208
Nidec Corp.	15,184	624,291
Nintendo Co. Ltd.	38,390	2,094,484
Nippon Building Fund, Inc. (REIT)	57	227,804
Nippon Express Holdings, Inc.	2,842	144,728
Nippon Paint Holdings Co. Ltd.	31,800	227,818
Nippon Prologis REIT, Inc. (REIT)	90	160,285
Nippon Sanso Holdings Corp.	103,100	3,219,406
Nippon Steel Corp.(x)	31,029	743,852
Nippon Telegraph & Telephone Corp.	1,098,300	1,305,945
Nippon Yusen KK(x)	16,932	464,182
Nissan Chemical Corp.	4,400	166,112
Nissan Motor Co. Ltd.(x)	313,447	1,236,561
Nissin Foods Holdings Co. Ltd.(x)	6,618	182,303
Nitori Holdings Co. Ltd.	3,050	459,777
Nitto Denko Corp.	20,511	1,866,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Holdings, Inc.	113,908	$725,526
Nomura Real Estate Holdings, Inc.	3,675	103,491
Nomura Real Estate Master Fund, Inc. (REIT)	154	152,189
Nomura Research Institute Ltd.	43,477	1,222,629
NTT Data Group Corp.	23,000	363,810
Obayashi Corp.	23,366	276,833
Obic Co. Ltd.	2,600	391,855
Odakyu Electric Railway Co. Ltd.(x)	10,751	147,828
Olympus Corp.(x)	44,608	640,478
Omron Corp.	6,244	222,405
Ono Pharmaceutical Co. Ltd.(x)	13,775	225,397
Oracle Corp.	10,040	752,436
Oriental Land Co. Ltd.(x)	52,120	1,665,375
ORIX Corp.	44,010	958,812
Osaka Gas Co. Ltd.	13,673	306,915
Otsuka Corp.	8,268	174,831
Otsuka Holdings Co. Ltd.	15,100	625,526
Pan Pacific International Holdings Corp.	14,400	380,975
Panasonic Holdings Corp.	82,786	786,680
Rakuten Group, Inc.*	57,200	323,446
Recruit Holdings Co. Ltd.	53,500	2,342,790
Renesas Electronics Corp.	53,600	950,340
Resona Holdings, Inc.	78,959	486,126
Resonac Holdings Corp.	32,400	750,392
Ricoh Co. Ltd.(x)	20,280	179,717
Rohm Co. Ltd.(x)	85,604	1,365,943
SBI Holdings, Inc.	8,860	231,479
SCREEN Holdings Co. Ltd.(x)	3,000	386,247
SCSK Corp.	5,800	107,548
Secom Co. Ltd.	20,527	1,486,167
Seiko Epson Corp.(x)	11,100	193,212
Sekisui Chemical Co. Ltd.	13,614	198,571
Sekisui House Ltd.	21,470	487,039
Seven & i Holdings Co. Ltd.	82,836	1,203,853
SG Holdings Co. Ltd.	10,900	137,852
Sharp Corp.(x)*	8,500	47,194
Shimadzu Corp.	9,140	253,768
Shimano, Inc.	2,836	423,489
Shimizu Corp.	19,610	126,238
Shin-Etsu Chemical Co. Ltd.	66,420	2,898,471
Shionogi & Co. Ltd.	9,007	460,108
Shiseido Co. Ltd.	70,222	1,915,820
Shizuoka Financial Group, Inc.(x)	16,224	153,902
SMC Corp.	2,048	1,149,142
SoftBank Corp.(x)	106,100	1,360,418
SoftBank Group Corp.	37,944	2,246,361
Sompo Holdings, Inc.	32,181	671,766
Sony Group Corp.	80,364	6,864,226
Square Enix Holdings Co. Ltd.	3,500	134,608
Subaru Corp.(x)	22,080	499,710
Sugi Holdings Co. Ltd.	28,000	477,580
SUMCO Corp.	12,700	199,796
Sumitomo Corp.	38,528	923,878
Sumitomo Electric Industries Ltd.	27,060	417,394
Sumitomo Metal Mining Co. Ltd.(x)	9,291	275,146
Sumitomo Mitsui Financial Group, Inc.	80,852	4,717,168
Sumitomo Mitsui Trust Holdings, Inc.(x)	70,066	1,507,960
Sumitomo Realty & Development Co. Ltd.	10,326	383,081
Suntory Beverage & Food Ltd.	5,400	182,354
Suzuki Motor Corp.	161,344	1,834,278
Sysmex Corp.	17,700	314,234
T&D Holdings, Inc.(x)	17,368	301,341
Taisei Corp.	6,536	237,598
Takeda Pharmaceutical Co. Ltd.	58,477	1,623,589
TDK Corp.	14,313	698,915
Terumo Corp.(x)	108,800	1,983,311
TIS, Inc.	8,500	181,589
Tobu Railway Co. Ltd.	7,598	189,523
Toho Co. Ltd.	3,846	127,514
Tokio Marine Holdings, Inc.	66,845	2,086,422
Tokyo Electric Power Co. Holdings, Inc.*	57,758	350,333
Tokyo Electron Ltd.	17,308	4,488,784
Tokyo Gas Co. Ltd.(x)	13,742	311,914
Tokyu Corp.	19,305	234,458
TOPPAN Holdings, Inc.	8,455	210,900
Toray Industries, Inc.(x)	51,174	245,289
TOTO Ltd.	5,533	154,828
Toyota Industries Corp.	5,418	562,451
Toyota Motor Corp.	406,750	10,226,519
Toyota Tsusho Corp.	7,914	540,042
Trend Micro, Inc.	4,882	247,196
Unicharm Corp.	15,382	489,667
USS Co. Ltd.	14,820	122,325
West Japan Railway Co.(x)	16,000	332,937
Yakult Honsha Co. Ltd.(x)	9,614	196,370
Yamaha Corp.(x)	4,379	94,158
Yamaha Motor Co. Ltd.	34,596	317,553
Yamato Holdings Co. Ltd.	10,236	147,137
Yaskawa Electric Corp.	9,240	390,890
Yokogawa Electric Corp.	8,903	204,255
Zensho Holdings Co. Ltd.(x)	3,600	149,703
ZOZO, Inc.(x)	5,100	126,237

		197,958,597

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,872	142,187

Luxembourg (0.2%)
ArcelorMittal SA	19,209	527,520
Eurofins Scientific SE	24,990	1,592,824

		2,120,344

Macau (0.1%)
Galaxy Entertainment Group Ltd.	79,000	396,670
Sands China Ltd.*	284,800	802,341

		1,199,011

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV, Class O	399,925	4,249,797

Netherlands (4.8%)
ABN AMRO Bank NV (CVA)(m)	14,928	255,265
Adyen NV(m)*	798	1,349,926
Aegon Ltd.	53,561	326,481
Akzo Nobel NV	38,430	2,868,217
Argenx SE (Brussels Stock Exchange)*	2,105	831,406
Argenx SE (Vienna Stock Exchange)*	49	19,338
Argenx SE (ADR)*	3,055	1,202,815
ASM International NV	1,712	1,045,212
ASML Holding NV	22,819	21,964,428
ASR Nederland NV	6,142	300,768
BE Semiconductor Industries NV	2,962	453,449
Euronext NV(m)	3,379	321,527
EXOR NV	3,471	385,890
Heineken Holding NV	4,697	379,038
Heineken NV	75,123	7,240,690
IMCD NV	2,119	373,432
ING Groep NV	122,607	2,016,658
JDE Peet’s NV	3,496	73,397
Koninklijke Ahold Delhaize NV	35,628	1,065,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke KPN NV	124,480	$465,467
Koninklijke Philips NV*	28,314	568,349
NN Group NV	9,149	422,650
OCI NV	4,493	123,072
Pluxee NV*	4,358	128,825
Randstad NV(x)	4,260	224,832
Shell plc (BMV Mexico Stock Exchange)	123,121	4,111,725
Shell plc (London Stock Exchange)	239,903	7,948,331
Universal Music Group NV	30,399	914,351
Wolters Kluwer NV	9,216	1,443,677

		58,824,697

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	236,609
Fisher & Paykel Healthcare Corp. Ltd.	22,894	350,841
Mercury NZ Ltd.	24,243	100,374
Meridian Energy Ltd.	47,056	166,152
Spark New Zealand Ltd.	69,117	196,766
Xero Ltd.*	5,202	451,939

		1,502,681

Norway (0.7%)
Aker BP ASA	12,274	305,569
DNB Bank ASA	135,657	2,690,244
Equinor ASA	32,540	866,167
Equinor ASA (ADR)	77,679	2,099,664
Gjensidige Forsikring ASA	7,924	114,871
Kongsberg Gruppen ASA	3,138	216,904
Mowi ASA	16,001	294,126
Norsk Hydro ASA	361,160	1,992,394
Orkla ASA	28,449	200,639
Salmar ASA	2,512	165,785
Telenor ASA	23,354	259,719

		9,206,082

Peru (0.1%)
Credicorp Ltd.	6,871	1,164,154

Portugal (0.1%)
EDP - Energias de Portugal SA	113,941	443,760
Galp Energia SGPS SA	16,844	278,307
Jeronimo Martins SGPS SA	10,833	214,810

		936,877

Singapore (1.1%)
CapitaLand Ascendas REIT (REIT)	132,012	270,819
CapitaLand Integrated Commercial Trust (REIT)	191,644	281,026
CapitaLand Investment Ltd.	104,102	206,623
City Developments Ltd.	15,080	65,335
DBS Group Holdings Ltd.	203,060	5,418,442
Genting Singapore Ltd.	221,838	145,400
Grab Holdings Ltd., Class A*	74,321	233,368
Jardine Cycle & Carriage Ltd.	4,200	75,182
Keppel Ltd.	52,985	288,028
Mapletree Logistics Trust (REIT)	117,792	127,366
Mapletree Pan Asia Commercial Trust (REIT)	85,300	80,862
Oversea-Chinese Banking Corp. Ltd.	124,752	1,246,365
Sea Ltd. (ADR)*	13,552	727,878
Seatrium Ltd.*	1,565,405	91,588
Sembcorp Industries Ltd.	34,300	137,175
Singapore Airlines Ltd.	52,805	250,288
Singapore Exchange Ltd.	31,902	217,602
Singapore Technologies Engineering Ltd.	175,919	523,751
Singapore Telecommunications Ltd.	312,719	585,950
STMicroelectronics NV	25,269	1,088,278
STMicroelectronics NV (ADR)(x)	21,868	945,572
United Overseas Bank Ltd.	48,121	1,044,567

		14,051,465

South Africa (0.3%)
Anglo American plc	138,443	3,410,494

South Korea (0.5%)
Amorepacific Corp.	7,634	687,273
Delivery Hero SE(m)*	6,360	181,932
NAVER Corp.	4,322	600,666
Samsung Electronics Co. Ltd.	68,934	4,137,320
SK Hynix, Inc.	4,529	599,493

		6,206,684

Spain (2.0%)
Acciona SA	878	106,895
ACS Actividades de Construccion y Servicios SA	8,350	349,346
Aena SME SA(m)	2,745	540,315
Amadeus IT Group SA	89,845	5,761,476
Banco Bilbao Vizcaya Argentaria SA(x)	215,381	2,565,296
Banco Santander SA	1,048,862	5,116,370
CaixaBank SA(x)	138,389	670,809
Cellnex Telecom SA(m)	50,154	1,773,140
EDP Renovaveis SA	10,261	138,874
Enagas SA	8,857	131,530
Endesa SA	11,493	212,833
Grifols SA*	11,323	101,856
Iberdrola SA	224,929	2,789,430
Industria de Diseno Textil SA	40,452	2,036,755
Redeia Corp. SA	15,192	259,042
Repsol SA	44,771	745,771
Telefonica SA	181,260	799,614

		24,099,352

Sweden (1.9%)
Alfa Laval AB	11,013	432,948
Assa Abloy AB, Class B	114,684	3,290,308
Atlas Copco AB, Class A	99,512	1,680,845
Atlas Copco AB, Class B	58,007	857,045
Beijer Ref AB, Class B(x)	13,400	199,047
Boliden AB	9,797	272,063
Epiroc AB, Class A	24,824	466,378
Epiroc AB, Class B	14,989	253,877
EQT AB	12,145	384,183
Essity AB, Class B(x)	22,936	544,687
Evolution AB(m)	6,848	851,266
Fastighets AB Balder, Class B*	25,662	188,629
Getinge AB, Class B	8,757	176,220
H & M Hennes & Mauritz AB, Class B(x)	24,161	394,061
Hexagon AB, Class B	76,619	906,916
Holmen AB, Class B*	2,559	104,091
Husqvarna AB, Class B	13,436	115,029
Industrivarden AB, Class C	5,853	201,279
Industrivarden AB, Class A	4,823	165,858
Indutrade AB*	10,229	278,947
Investment AB Latour, Class B	5,060	133,071
Investor AB, Class B	63,973	1,605,600
L E Lundbergforetagen AB, Class B	2,955	159,952
Lifco AB, Class B	8,726	227,933
Nibe Industrier AB, Class B(x)	53,656	263,468
Saab AB, Class B	3,186	283,359
Sagax AB, Class B	6,735	177,687
Sandvik AB	39,340	873,610
Securitas AB, Class B	19,536	201,401
Skandinaviska Enskilda Banken AB, Class A(x)	58,749	795,559
Skanska AB, Class B(x)	13,340	237,413
SKF AB, Class B(x)	12,984	265,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Svenska Cellulosa AB SCA, Class B(x)	21,592	$331,424
Svenska Handelsbanken AB, Class A(x)	53,398	540,016
Swedbank AB, Class A(x)	30,591	606,733
Swedish Orphan Biovitrum AB*	67,750	1,691,218
Tele2 AB, Class B	21,421	175,907
Telefonaktiebolaget LM Ericsson, Class B(x)	108,517	584,354
Telia Co. AB	85,187	218,300
Volvo AB, Class A	7,466	205,622
Volvo AB, Class B(x)	55,415	1,501,858
Volvo Car AB, Class B(x)*	25,415	96,351

		22,939,554

Switzerland (4.7%)
ABB Ltd. (Registered)	58,658	2,724,603
Adecco Group AG (Registered)	5,937	234,755
Alcon, Inc.	18,328	1,518,916
Avolta AG*	39,605	1,648,141
Bachem Holding AG(x)	1,370	131,250
Baloise Holding AG (Registered)	1,760	275,753
Banque Cantonale Vaudoise (Registered)	1,022	118,762
Barry Callebaut AG (Registered)	133	193,044
BKW AG	740	113,562
Chocoladefabriken Lindt & Spruengli AG	34	406,786
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	482,564
Cie Financiere Richemont SA (Registered)	23,175	3,533,362
Clariant AG (Registered)	7,711	104,227
DSM-Firmenich AG	24,787	2,818,549
EMS-Chemie Holding AG (Registered)	284	217,916
Geberit AG (Registered)	1,244	735,213
Givaudan SA (Registered)	340	1,514,043
Helvetia Holding AG (Registered)	1,477	203,572
Julius Baer Group Ltd.	34,796	2,009,398
Kuehne + Nagel International AG (Registered)(x)	2,001	556,912
Logitech International SA (Registered)	6,055	542,221
Lonza Group AG (Registered)	7,351	4,403,183
Novartis AG (Registered)	94,869	9,190,780
Novartis AG (ADR)	17,754	1,717,344
Partners Group Holding AG	847	1,209,665
Sandoz Group AG*	14,874	448,768
Schindler Holding AG	1,504	378,731
Schindler Holding AG (Registered)	813	198,326
SGS SA (Registered)(x)*	5,333	517,423
SIG Group AG	11,744	260,442
Sika AG (Registered)	15,528	4,624,739
Sonova Holding AG (Registered)	4,975	1,440,342
Straumann Holding AG (Registered)	4,127	658,965
Swatch Group AG (The)	1,091	253,319
Swatch Group AG (The) (Registered)	2,170	98,412
Swiss Life Holding AG (Registered)	1,089	763,393
Swiss Prime Site AG (Registered)	2,880	271,602
Swisscom AG (Registered)*	949	580,228
Tecan Group AG (Registered)	2,030	841,397
Temenos AG (Registered)	2,296	164,158
UBS Group AG (Registered)	193,912	5,964,538
VAT Group AG(m)	967	501,058
Zurich Insurance Group AG	5,369	2,895,099

		57,465,461

Taiwan (1.4%)
ASE Technology Holding Co. Ltd.	532,000	2,576,593
Delta Electronics, Inc.	109,000	1,166,513
Hon Hai Precision Industry Co. Ltd.	375,040	1,822,261
MediaTek, Inc.	76,000	2,754,699
Taiwan Semiconductor Manufacturing Co. Ltd.	160,000	3,844,579
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	36,851	5,013,579

		17,178,224

Thailand (0.0%)†
Advanced Info Service PCL	45,400	253,829
Kasikornbank PCL	101,800	345,960

		599,789

United Kingdom (9.3%)
3i Group plc	35,729	1,266,729
abrdn plc	69,491	123,756
Admiral Group plc	9,836	352,200
Ashtead Group plc	41,244	2,935,965
Associated British Foods plc	13,008	410,123
AstraZeneca plc	94,033	12,673,051
Auto Trader Group plc(m)	32,070	283,421
Aviva plc	99,347	622,691
BAE Systems plc	269,390	4,588,443
Barclays plc	1,600,041	3,699,709
Barratt Developments plc	38,012	228,178
Berkeley Group Holdings plc	3,882	233,126
BP plc	998,339	6,246,086
British American Tobacco plc	74,258	2,255,017
BT Group plc	248,123	343,389
Bunzl plc	12,704	488,727
Burberry Group plc	42,280	647,302
Centrica plc	194,761	313,786
CK Hutchison Holdings Ltd.	95,205	459,792
Coca-Cola Europacific Partners plc	7,426	519,449
Compass Group plc	62,461	1,831,341
Croda International plc	4,744	293,514
DCC plc	3,630	263,900
Diageo plc	195,096	7,203,763
Entain plc	250,063	2,516,730
Flutter Entertainment plc*	15,533	3,095,626
Halma plc	76,199	2,277,414
Hargreaves Lansdown plc	11,878	110,340
Hays plc	296,000	352,862
HSBC Holdings plc	1,002,150	7,829,506
Imperial Brands plc	31,578	705,454
Informa plc	50,516	529,963
InterContinental Hotels Group plc	6,195	644,444
Intertek Group plc	39,364	2,476,711
J Sainsbury plc	63,054	215,194
JD Sports Fashion plc	99,550	168,995
Kingfisher plc	64,086	201,730
Land Securities Group plc (REIT)	27,345	227,168
Legal & General Group plc	222,249	713,621
Lloyds Banking Group plc	2,356,514	1,539,484
London Stock Exchange Group plc	22,872	2,739,563
M&G plc	79,704	221,819
Melrose Industries plc	48,038	408,048
National Grid plc	136,751	1,839,919
NatWest Group plc	207,633	695,780
Next plc	4,520	526,678
Ocado Group plc*	35,746	205,327
Pearson plc	24,060	316,428
Persimmon plc	12,299	204,285
Phoenix Group Holdings plc	27,506	191,844
Reckitt Benckiser Group plc	57,184	3,256,526
RELX plc (London Stock Exchange)	15,526	670,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
RELX plc (Turquoise Stock Exchange)	115,579	$5,006,400
Rentokil Initial plc	316,960	1,887,041
Rolls-Royce Holdings plc*	1,397,762	7,527,779
Sage Group plc (The)	37,153	593,427
Schroders plc	27,361	130,054
Segro plc (REIT)	45,856	523,094
Severn Trent plc	9,824	306,264
Smith & Nephew plc	32,898	411,734
Smiths Group plc	12,868	266,602
Spirax-Sarco Engineering plc	2,820	357,706
SSE plc	40,384	841,016
SSP Group plc	494,460	1,367,989
St James’s Place plc	21,459	125,807
Standard Chartered plc	84,985	720,169
Taylor Wimpey plc	129,022	223,179
Tesco plc	258,702	968,460
Unilever plc	70,204	3,523,406
Unilever plc (London Stock Exchange)	57,871	2,903,780
United Utilities Group plc	24,400	316,896
Vodafone Group plc	846,053	752,404
Whitbread plc	6,705	280,454
Wise plc, Class A*	21,831	255,866
WPP plc	238,313	2,266,729

		114,722,145

United States (6.3%)
Carnival Corp.*	98,472	1,609,032
CRH plc	25,596	2,205,853
CSL Ltd.	17,914	3,361,080
CyberArk Software Ltd.*	1,593	423,149
Everest Group Ltd.	5,222	2,075,745
Experian plc	71,785	3,129,443
Ferrovial SE	18,836	745,382
GSK plc	151,858	3,274,832
Haleon plc	436,055	1,833,272
Holcim AG	19,226	1,740,861
ICON plc*	10,305	3,461,965
James Hardie Industries plc (CHDI)*	16,528	663,569
Linde plc	8,187	3,801,388
Monday.com Ltd.*	1,069	241,455
Nestle SA (Registered)	136,629	14,505,990
QIAGEN NV*	32,716	1,398,943
Roche Holding AG	45,493	11,587,007
Roche Holding AG CHF 1	1,173	316,060
Sanofi SA	73,759	7,238,133
Schneider Electric SE	41,713	9,434,684
Stellantis NV (Euronext Paris)	47,974	1,362,496
Stellantis NV (Italian Stock Exchange)	34,070	968,348
Swiss Re AG	11,123	1,430,073
Tenaris SA	39,449	779,478

		77,588,238

Total Common Stocks (80.7%) (Cost $599,508,382)		997,122,742

EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares China Large-Cap ETF	189,710	4,566,320
iShares Core MSCI EAFE ETF	344,900	25,598,478
iShares Latin America 40 ETF(x)	39,147	1,113,341
iShares MSCI Australia ETF	64,115	1,581,076
iShares MSCI Austria ETF(x)	65,337	1,419,028
iShares MSCI Belgium ETF(x)‡	77,897	1,459,813
iShares MSCI France ETF(x)	37,767	1,563,931
iShares MSCI Germany ETF(x)	252,810	8,026,717
iShares MSCI Indonesia ETF	21,100	475,383
iShares MSCI Ireland ETF(x)	15,900	1,102,527
iShares MSCI Israel ETF(x)	19,500	1,243,515
iShares MSCI Italy ETF(x)	147,524	5,564,605
iShares MSCI Mexico ETF(x)	5,148	356,808
iShares MSCI New Zealand ETF(x)	13,100	595,919
iShares MSCI Norway ETF	43,600	1,024,286
iShares MSCI Poland ETF(x)	10,400	245,336
iShares MSCI Singapore ETF(x)	50,663	930,173
iShares MSCI Spain ETF(x)	88,721	2,854,155
JPMorgan BetaBuilders Japan ETF(x)	14,850	869,467
SPDR Portfolio Developed World ex- US ETF(x)	288,500	10,339,840
SPDR S&P Emerging Asia Pacific ETF	7,979	827,297
Vanguard FTSE Developed Markets ETF	180,100	9,035,617
Vanguard FTSE Emerging Markets ETF	106,900	4,465,213
Vanguard FTSE Europe ETF(x)	291,300	19,616,142
Vanguard FTSE Pacific ETF(x)	56,300	4,280,489

Total Exchange Traded Funds (8.8%) (Cost $85,292,017)		109,155,476

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	1,000,000	1,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	13,320,132	13,320,132
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		34,320,132

	Principal Amount	Value (Note 1)
U.S. Government Agency Security (0.1%)
FHLB
15.10%, 4/1/24(o)(p)	$1,047,000	1,046,561

Total Short-Term Investments (2.9%) (Cost $35,367,132)		35,366,693

Total Investments in Securities (92.4%) (Cost $720,167,531)		1,141,644,911
Other Assets Less Liabilities (7.6%)		93,672,138

Net Assets (100%)		$1,235,317,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $13,197,580 or 1.1% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $55,881,106. This was collateralized by $25,285,308 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/15/24 – 2/15/54 and by cash of $34,320,132 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Industrials	$188,450,208	15.3%
Financials	175,475,955	14.2
Consumer Discretionary	124,165,545	10.0
Health Care	123,944,805	10.0
Information Technology	116,975,421	9.5
Exchange Traded Funds	109,155,476	8.8
Consumer Staples	82,543,615	6.7
Materials	77,973,302	6.3
Energy	37,428,368	3.0
Investment Companies	34,320,132	2.8
Communication Services	34,112,759	2.8
Utilities	21,164,536	1.7
Real Estate	14,888,228	1.2
U.S. Government Agency Security	1,046,561	0.1
Cash and Other	93,672,138	7.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x)**	65,337	1,411,933	—	—	—	7,095	1,419,028	—	—
iShares MSCI Belgium ETF (x)	77,897	1,467,899	—	—	—	(8,086)	1,459,813	—	—
iShares MSCI Norway ETF **	43,600	1,062,488	—	—	—	(38,202)	1,024,286	—	—

Total		3,942,320	—	—	—	(39,193)	3,903,127	—	—

**	Not affiliated at March 31, 2024.

Futures contracts outstanding as of March 31, 2024 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	889	6/2024	EUR	48,386,477	1,357,307
FTSE 100 Index	302	6/2024	GBP	30,447,804	1,172,433
SPI 200 Index	94	6/2024	AUD	12,175,983	331,532
TOPIX Index	165	6/2024	JPY	29,968,787	703,797

					3,565,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	478,861	EUR	443,657	Brown Brothers Harriman & Co.	4/3/2024	203
USD	51,591,311	EUR	47,097,374	BNP Paribas	6/21/2024	613,271

Total unrealized appreciation						613,474

HKD	356,584	USD	45,566	Brown Brothers Harriman & Co.	4/3/2024	(6)
AUD	17,279,787	USD	11,399,054	BNP Paribas	6/21/2024	(113,101)
GBP	20,627,528	USD	26,305,461	BNP Paribas	6/21/2024	(259,322)
GBP	783,186	USD	997,149	Natwest Markets plc	6/21/2024	(8,229)
JPY	3,557,560,706	USD	24,200,250	BNP Paribas	6/21/2024	(405,758)

Total unrealized depreciation						(786,416)

Net unrealized depreciation						(172,942)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,673,494	$46,907,547	$—	$48,581,041
Austria	—	3,905,853	—	3,905,853
Belgium	—	4,887,292	—	4,887,292
Brazil	4,994,074	208,674	—	5,202,748
Burkina Faso	—	149,995	—	149,995
Canada	14,677,385	—	—	14,677,385
Chile	1,036,883	382,966	—	1,419,849
China	1,760,941	10,806,131	—	12,567,072
Colombia	2,617,442	—	—	2,617,442
Denmark	—	28,347,288	—	28,347,288
Finland	—	8,486,805	—	8,486,805
France	—	98,987,294	—	98,987,294
Germany	—	94,650,087	—	94,650,087
Hong Kong	452,447	14,583,643	—	15,036,090
India	3,944,010	3,792,833	—	7,736,843
Ireland	599,679	4,339,917	—	4,939,596
Israel	3,864,654	2,459,296	—	6,323,950
Italy	—	23,040,279	—	23,040,279
Japan	—	197,958,597	—	197,958,597
Jordan	—	142,187	—	142,187
Luxembourg	—	2,120,344	—	2,120,344
Macau	—	1,199,011	—	1,199,011
Mexico	—	4,249,797	—	4,249,797
Netherlands	1,202,815	57,621,882	—	58,824,697
New Zealand	—	1,502,681	—	1,502,681
Norway	2,099,664	7,106,418	—	9,206,082
Peru	1,164,154	—	—	1,164,154
Portugal	—	936,877	—	936,877
Singapore	1,906,818	12,144,647	—	14,051,465
South Africa	—	3,410,494	—	3,410,494
South Korea	—	6,206,684	—	6,206,684
Spain	—	24,099,352	—	24,099,352
Sweden	—	22,939,554	—	22,939,554
Switzerland	1,717,344	55,748,117	—	57,465,461
Taiwan	5,013,579	12,164,645	—	17,178,224
Thailand	—	599,789	—	599,789
United Kingdom	519,449	114,202,696	—	114,722,145
United States	11,612,734	65,975,504	—	77,588,238
Exchange Traded Funds	109,155,476	—	—	109,155,476
Forward Currency Contracts	—	613,474	—	613,474
Futures	3,565,069	—	—	3,565,069
Short-Term Investments
Investment Companies	34,320,132	—	—	34,320,132
U.S. Government Agency Security	—	1,046,561	—	1,046,561

Total Assets	$207,898,243	$937,925,211	$—	$1,145,823,454

Liabilities:
Forward Currency Contracts	$—	$(786,416)	$—	$(786,416)

Total Liabilities	$—	$(786,416)	$—	$(786,416)

Total	$207,898,243	$937,138,795	$—	$1,145,037,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$457,870,108
Aggregate gross unrealized depreciation	(69,569,172)

Net unrealized appreciation	$388,300,936

Federal income tax cost of investments in securities and derivative instruments, if applicable	$756,736,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.7%)
AGL Energy Ltd.	65,482	$355,879
ALS Ltd.	52,363	448,026
Altium Ltd.	13,269	563,941
Alumina Ltd.*	254,164	235,189
AMP Ltd.	296,219	225,846
Ampol Ltd.	25,772	668,246
Ansell Ltd.	13,475	215,837
ANZ Group Holdings Ltd.	324,825	6,223,163
APA Group	138,752	760,413
ARB Corp. Ltd.	8,359	225,239
Arcadium Lithium plc (CRDI)*	64,994	287,156
Arena REIT (REIT)	38,410	99,369
Aristocrat Leisure Ltd.	69,080	1,935,687
ASX Ltd.	20,936	906,164
Atlas Arteria Ltd.	122,388	425,090
AUB Group Ltd.	10,786	209,033
Audinate Group Ltd.*	8,269	112,835
Aurizon Holdings Ltd.	199,073	518,904
AVZ Minerals Ltd.(r)(x)*	316,830	40,260
Bank of Queensland Ltd.(x)	70,997	292,396
Bapcor Ltd.	36,708	150,940
Beach Energy Ltd.	174,157	208,253
Bega Cheese Ltd.	29,311	79,840
Bellevue Gold Ltd.*	127,330	156,407
Bendigo & Adelaide Bank Ltd.	61,200	408,780
BHP Group Ltd.	548,030	15,809,868
BlueScope Steel Ltd.	47,991	745,869
Boral Ltd.*	32,211	128,461
Boss Energy Ltd.*	44,196	137,378
Brambles Ltd.	150,498	1,583,863
Breville Group Ltd.	10,703	191,732
Brickworks Ltd.	9,365	173,805
BWP Trust (REIT)	52,105	122,575
Capricorn Metals Ltd.*	38,370	128,770
CAR Group Ltd.	40,775	958,683
Centuria Capital Group (REIT)	87,069	99,292
Centuria Industrial REIT (REIT)	57,681	133,061
Challenger Ltd.	49,000	227,028
Champion Iron Ltd.	42,037	202,985
Charter Hall Group (REIT)	51,155	458,358
Charter Hall Long Wale REIT (REIT)	71,933	179,063
Charter Hall Retail REIT (REIT)	55,946	135,256
Charter Hall Social Infrastructure REIT (REIT)	36,569	64,580
Cleanaway Waste Management Ltd.	241,006	427,180
Cochlear Ltd.	7,077	1,556,550
Coles Group Ltd.	144,747	1,597,855
Collins Foods Ltd.	11,953	78,982
Commonwealth Bank of Australia	181,114	14,202,880
Computershare Ltd.	61,454	1,045,614
Coronado Global Resources, Inc. (CRDI)(m)	90,654	73,843
Corporate Travel Management Ltd.	13,926	154,182
Credit Corp. Group Ltd.(x)	7,361	88,885
CSR Ltd.	51,629	296,740
Data#3 Ltd.	16,731	90,275
De Grey Mining Ltd.*	168,180	138,637
Deterra Royalties Ltd.	45,739	146,943
Dexus (REIT)	116,323	599,593
Domain Holdings Australia Ltd.	27,326	58,407
Domino’s Pizza Enterprises Ltd.	7,188	203,241
Downer EDI Ltd.	72,631	241,383
Eagers Automotive Ltd.(x)	18,615	171,767
Elders Ltd.	17,020	104,034
Emerald Resources NL*	58,883	112,427
Endeavour Group Ltd.	147,184	528,478
Evolution Mining Ltd.	214,767	501,031
EVT Ltd.	11,408	92,331
Flight Centre Travel Group Ltd.(x)	19,234	273,864
Fortescue Ltd.	182,962	3,064,139
Genesis Minerals Ltd.(x)*	111,615	134,921
Glencore plc	2,016,841	11,080,805
Gold Road Resources Ltd.	116,950	120,413
Goodman Group (REIT)	186,911	4,118,077
GPT Group (The) (REIT)	207,170	616,961
GrainCorp Ltd., Class A	24,251	130,218
GUD Holdings Ltd.	15,238	117,172
Harvey Norman Holdings Ltd.(x)	68,726	230,644
Healius Ltd.*	78,524	67,800
Helia Group Ltd.	32,532	82,890
HMC Capital Ltd. (REIT)	26,383	123,614
HomeCo Daily Needs REIT (REIT)(m)	193,251	159,934
HUB24 Ltd.	8,744	241,710
IDP Education Ltd.(x)	30,102	351,518
IGO Ltd.(x)	72,890	335,816
Iluka Resources Ltd.	46,067	216,441
Incitec Pivot Ltd.	210,052	395,584
Ingenia Communities Group (REIT)	40,554	138,213
Inghams Group Ltd.	38,187	89,336
Insignia Financial Ltd.	71,882	118,042
Insurance Australia Group Ltd.	259,729	1,083,215
IPH Ltd.	25,026	102,905
IRESS Ltd.*	19,840	107,179
JB Hi-Fi Ltd.(x)	11,824	495,053
Johns Lyng Group Ltd.(x)	23,441	97,915
Karoon Energy Ltd.*	86,654	121,971
Kelsian Group Ltd.(x)	23,592	88,860
Lendlease Corp. Ltd.	73,935	309,796
Lifestyle Communities Ltd.	12,245	125,038
Liontown Resources Ltd.(x)*	225,384	171,840
Lottery Corp. Ltd. (The)	240,721	807,859
Lovisa Holdings Ltd.	7,118	154,785
Lynas Rare Earths Ltd.*	101,087	374,819
Macquarie Group Ltd.	38,731	5,040,240
Magellan Financial Group Ltd.	17,629	113,616
Medibank Pvt Ltd.	297,846	729,783
Megaport Ltd.*	17,209	168,102
Metcash Ltd.	116,115	295,855
Mineral Resources Ltd.	18,644	861,025
Mirvac Group (REIT)	426,746	656,290
Monadelphous Group Ltd.	10,519	97,200
Nanosonics Ltd.*	30,786	55,170
National Australia Bank Ltd.	336,459	7,594,941
National Storage REIT (REIT)	136,902	214,109
Netwealth Group Ltd.	12,668	174,348
Neuren Pharmaceuticals Ltd.*	13,708	189,554
New Hope Corp. Ltd.	55,768	168,987
NEXTDC Ltd.*	55,666	645,328
nib holdings Ltd.	52,308	267,920
Nine Entertainment Co. Holdings Ltd.(x)	149,126	166,174
Northern Star Resources Ltd.	124,289	1,171,968
NRW Holdings Ltd.	48,997	93,552
Nufarm Ltd.	41,332	148,137
Orica Ltd.	52,129	620,290
Origin Energy Ltd.	186,127	1,115,865
Orora Ltd.	145,178	257,326
Paladin Energy Ltd.*	322,790	288,174
Perpetual Ltd.	12,091	197,687
Perseus Mining Ltd.	148,551	208,127
PEXA Group Ltd.*	14,001	123,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Pilbara Minerals Ltd.(x)	305,946	$763,586
Pinnacle Investment Management Group Ltd.	17,570	133,158
PolyNovo Ltd.*	74,649	106,533
Premier Investments Ltd.	10,865	232,301
Pro Medicus Ltd.	5,648	381,854
Qantas Airways Ltd.*	186,500	662,353
QBE Insurance Group Ltd.	161,567	1,908,819
Qube Holdings Ltd.	191,043	424,522
Ramelius Resources Ltd.	123,300	149,448
Ramsay Health Care Ltd.	20,011	736,900
REA Group Ltd.	5,570	673,199
Red 5 Ltd.*	374,611	92,764
Reece Ltd.	23,055	422,169
Region RE Ltd. (REIT)	125,652	195,696
Regis Resources Ltd.(r)*	81,690	107,265
Rio Tinto Ltd.	40,147	3,185,460
Rio Tinto plc	181,072	11,465,853
Sandfire Resources Ltd.*	49,424	286,322
Santos Ltd.	351,248	1,773,903
Scentre Group (REIT)	561,341	1,240,055
SEEK Ltd.	38,311	625,382
Seven Group Holdings Ltd.(x)	16,887	448,650
Silver Lake Resources Ltd.*	101,093	81,688
SiteMinder Ltd.*	26,369	96,742
SmartGroup Corp. Ltd.	14,364	90,889
Sonic Healthcare Ltd.	51,626	989,414
South32 Ltd.	487,973	953,963
Stanmore Resources Ltd.	30,221	63,413
Star Entertainment Group Ltd. (The)*	260,243	97,513
Steadfast Group Ltd.	119,289	457,080
Stockland (REIT)	257,603	814,155
Strike Energy Ltd.(x)*	309,550	52,447
Suncorp Group Ltd.	137,379	1,466,387
Super Retail Group Ltd.	17,341	181,934
Tabcorp Holdings Ltd.	246,843	121,446
Technology One Ltd.	32,404	358,340
Telix Pharmaceuticals Ltd.*	30,133	253,110
Telstra Group Ltd.	1,249,614	3,143,240
TPG Telecom Ltd.	46,250	135,926
Transurban Group	334,007	2,899,173
Treasury Wine Estates Ltd.	87,756	711,968
Ventia Services Group Pty. Ltd.	92,504	232,079
Vicinity Ltd. (REIT)	418,473	580,847
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	116,531	280,968
Washington H Soul Pattinson & Co. Ltd.	26,534	581,147
Waypoint REIT Ltd. (REIT)	72,657	120,735
Webjet Ltd.(x)*	41,790	240,463
Wesfarmers Ltd.	122,727	5,470,293
West African Resources Ltd.*	111,016	86,812
Westpac Banking Corp.	378,322	6,434,525
Whitehaven Coal Ltd.	90,479	418,621
WiseTech Global Ltd.	19,833	1,214,226
Woodside Energy Group Ltd.	205,350	4,081,398
Woolworths Group Ltd.	132,115	2,855,696
Worley Ltd.	39,878	435,274

		169,675,715

Austria (0.1%)
Mondi plc	73,209	1,289,452

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	164,969	10,048,570

Chile (0.1%)
Antofagasta plc	57,525	1,480,420

China (0.5%)
Prosus NV	275,507	8,641,983

Finland (0.6%)
Nokia OYJ	970,635	3,446,235
Nordea Bank Abp	646,329	7,300,648

		10,746,883

France (14.0%)
Air Liquide SA	96,272	20,028,950
Airbus SE	107,664	19,829,693
AXA SA	350,512	13,165,288
BNP Paribas SA	199,001	14,139,630
Cie de Saint-Gobain SA	92,953	7,213,309
Danone SA	117,742	7,607,585
EssilorLuxottica SA	56,208	12,716,208
Hermes International SCA	6,452	16,469,111
Kering SA	13,086	5,172,068
L’Oreal SA	44,302	20,965,370
LVMH Moet Hennessy Louis Vuitton SE	47,246	42,494,812
Pernod Ricard SA	36,751	5,945,340
Safran SA	69,612	15,774,946
TotalEnergies SE	438,078	29,997,220
Vinci SA	108,210	13,864,323

		245,383,853

Germany (10.4%)
adidas AG	30,519	6,815,563
Allianz SE (Registered)	71,895	21,547,257
BASF SE	163,812	9,354,244
Bayer AG (Registered)	180,312	5,530,477
Bayerische Motoren Werke AG	54,740	6,316,656
Deutsche Boerse AG	34,872	7,134,947
Deutsche Post AG	176,928	7,618,926
Deutsche Telekom AG (Registered)	636,435	15,448,903
Infineon Technologies AG	239,686	8,149,314
Mercedes-Benz Group AG	146,796	11,689,354
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	25,047	12,222,031
SAP SE	199,142	38,770,811
Siemens AG (Registered)	137,463	26,243,514
Volkswagen AG (Preference)(q)	37,847	5,015,709

		181,857,706

Hong Kong (0.2%)
Prudential plc	457,518	4,290,501

Indonesia (0.0%)†
Nickel Industries Ltd.(x)	227,121	119,883

Ireland (0.1%)
Smurfit Kappa Group plc	43,276	1,977,273

Italy (2.8%)
Coca-Cola HBC AG	32,665	1,031,940
Enel SpA	1,425,790	9,412,329
Eni SpA	380,199	6,008,283
Ferrari NV	21,455	9,351,278
Intesa Sanpaolo SpA	2,960,974	10,742,924
UniCredit SpA	315,622	11,977,397

		48,524,151

Japan (24.8%)
77 Bank Ltd. (The)	5,460	145,174
ABC-Mart, Inc.	11,100	210,187
Acom Co. Ltd.	36,258	96,190
ADEKA Corp.	5,816	122,252
Advantest Corp.	48,664	2,152,236
Aeon Co. Ltd.	60,540	1,433,316
Aeon Delight Co. Ltd.	2,300	53,329
Aeon Hokkaido Corp.	6,749	41,774
Aeon Mall Co. Ltd.	9,610	113,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
AGC, Inc.	16,996	$615,485
Ai Holdings Corp.	4,238	67,974
Aica Kogyo Co. Ltd.	4,388	107,019
Aichi Financial Group, Inc.	5,726	99,594
Aichi Steel Corp.	2,010	51,053
Aiful Corp.	20,636	61,889
Air Water, Inc.	14,881	232,043
Airtrip Corp.(x)	2,812	30,260
Aisan Industry Co. Ltd.	7,700	85,403
Aisin Corp.	13,560	551,519
Ajinomoto Co., Inc.	40,815	1,518,497
Alfresa Holdings Corp.	21,104	305,728
Alpen Co. Ltd.	4,000	53,032
Alpha Systems, Inc.	3,196	68,510
Alps Alpine Co. Ltd.	16,017	125,434
Amada Co. Ltd.	27,419	312,353
Amano Corp.	5,299	134,838
Amvis Holdings, Inc.	4,377	73,297
ANA Holdings, Inc.	45,238	944,326
Anritsu Corp.	11,754	94,883
Aozora Bank Ltd.	10,221	165,320
Appier Group, Inc.*	8,814	90,830
Arclands Corp.	3,733	43,549
ARE Holdings, Inc.	5,730	72,638
Argo Graphics, Inc.	3,309	92,791
Ariake Japan Co. Ltd.	1,540	53,409
Artience Co. Ltd.	1,695	32,796
As One Corp.	5,908	103,111
Asahi Group Holdings Ltd.	40,028	1,465,948
Asahi Intecc Co. Ltd.	21,990	383,786
Asahi Kasei Corp.	115,868	847,311
Asics Corp.	15,186	712,853
ASKUL Corp.	4,548	66,096
Astellas Pharma, Inc.	149,430	1,604,068
Autobacs Seven Co. Ltd.	5,122	53,409
Awa Bank Ltd. (The)	2,224	40,769
Axial Retailing, Inc.	8,516	57,662
Azbil Corp.	11,832	325,853
AZ-COM MARUWA Holdings, Inc.	4,260	38,075
Bandai Namco Holdings, Inc.	47,836	884,167
Base Co. Ltd.	2,953	68,470
BayCurrent Consulting, Inc.	13,549	265,109
Benefit One, Inc.*	5,872	83,844
Benesse Holdings, Inc.	5,297	90,488
Bic Camera, Inc.	10,045	85,002
BIPROGY, Inc.	5,369	158,999
BML, Inc.	2,892	55,555
Bridgestone Corp.	50,963	2,252,566
Brother Industries Ltd.	22,856	422,605
Bunka Shutter Co. Ltd.	6,786	76,072
Calbee, Inc.	7,612	171,569
Canon Electronics, Inc.	2,833	45,776
Canon Marketing Japan, Inc.	5,165	151,763
Canon, Inc.	86,583	2,574,383
Capcom Co. Ltd.	34,230	639,014
Casio Computer Co. Ltd.	17,200	148,162
Central Glass Co. Ltd.	3,878	72,933
Central Japan Railway Co.	67,460	1,672,017
Change Holdings, Inc.	12,222	103,021
Chiba Bank Ltd. (The)	45,706	379,676
Chiyoda Co. Ltd.	15,392	90,087
Chofu Seisakusho Co. Ltd.	3,200	45,512
Chubu Electric Power Co., Inc.	61,364	800,391
Chudenko Corp.	4,078	80,763
Chugai Pharmaceutical Co. Ltd.	54,313	2,068,759
Chugin Financial Group, Inc.	13,443	114,112
Chugoku Electric Power Co., Inc. (The)	24,265	182,412
CKD Corp.	4,836	96,317
Cleanup Corp.	10,500	54,310
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	209,916
Colowide Co. Ltd.	5,764	81,693
COMSYS Holdings Corp.	10,500	245,125
Comture Corp.	3,705	48,093
Concordia Financial Group Ltd.	96,536	484,147
Cosel Co. Ltd.	4,700	46,789
Cosmo Energy Holdings Co. Ltd.	5,287	264,455
Cosmos Pharmaceutical Corp.	1,993	188,728
Create Restaurants Holdings, Inc.	11,134	75,830
Create SD Holdings Co. Ltd.	2,762	60,028
Credit Saison Co. Ltd.	13,432	275,685
Curves Holdings Co. Ltd.	10,714	56,337
CyberAgent, Inc.	39,456	286,185
Cybozu, Inc.	6,019	69,780
Dai Nippon Printing Co. Ltd.	20,023	611,351
Daicel Corp.	29,000	285,345
Daido Steel Co. Ltd.	12,955	149,635
Daiei Kankyo Co. Ltd.	5,958	104,062
Daifuku Co. Ltd.	27,252	649,706
Daihen Corp.	2,153	133,549
Daiho Corp.	1,428	32,545
Dai-ichi Life Holdings, Inc.	81,738	2,078,817
Daiichi Sankyo Co. Ltd.	148,406	4,703,739
Daiki Aluminium Industry Co. Ltd.	6,333	51,206
Daikin Industries Ltd.	20,859	2,839,900
Daio Paper Corp.	8,061	62,303
Daiseki Co. Ltd.	2,316	56,378
Daishi Hokuetsu Financial Group, Inc.	3,188	93,505
Daito Trust Construction Co. Ltd.	6,252	711,187
Daiwa House Industry Co. Ltd.	47,129	1,396,934
Daiwa Securities Group, Inc.	131,703	997,038
Daiwabo Holdings Co. Ltd.	8,725	145,474
DCM Holdings Co. Ltd.	10,117	97,708
Denka Co. Ltd.	5,919	92,081
Denso Corp.	141,704	2,700,595
Dentsu Group, Inc.	18,243	504,942
Dentsu Soken, Inc.	2,820	91,839
Descente Ltd.	2,954	66,347
Dexerials Corp.	5,453	236,304
DIC Corp.	8,900	169,616
Digital Arts, Inc.	1,151	32,885
Digital Garage, Inc.	3,387	73,387
dip Corp.	2,786	50,832
Direct Marketing MiX, Inc.	5,296	11,020
Disco Corp.	8,440	3,077,048
DMG Mori Co. Ltd.(x)	11,229	295,301
Doutor Nichires Holdings Co. Ltd.	5,044	68,406
Dowa Holdings Co. Ltd.	5,600	192,438
DTS Corp.	4,573	119,173
Duskin Co. Ltd.	4,370	93,070
DyDo Group Holdings, Inc.	4,246	76,573
Earth Corp.	1,236	34,701
East Japan Railway Co.	93,621	1,793,197
Ebara Corp.	8,388	758,289
EDION Corp.	8,339	83,787
eGuarantee, Inc.	2,719	32,115
Eiken Chemical Co. Ltd.	5,967	77,455
Eisai Co. Ltd.	21,105	868,710
Eizo Corp.	2,633	89,402
Elan Corp.	9,238	55,838
Elecom Co. Ltd.	4,016	41,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Electric Power Development Co. Ltd.	14,178	$232,226
Elematec Corp.	7,571	95,475
ENEOS Holdings, Inc.	269,697	1,294,681
en-Japan, Inc.	2,579	45,181
euglena Co. Ltd.(x)*	9,207	36,796
Exedy Corp.	3,400	67,942
EXEO Group, Inc.	19,600	207,549
Ezaki Glico Co. Ltd.	4,571	127,425
Fancl Corp.	6,642	88,279
FANUC Corp.	85,695	2,388,908
Fast Retailing Co. Ltd.	8,175	2,522,488
Food & Life Cos. Ltd.	9,290	177,877
FP Corp.	3,160	57,249
Fudo Tetra Corp.	6,411	86,564
Fuji Co. Ltd.	3,941	48,058
Fuji Corp.	5,877	103,443
Fuji Electric Co. Ltd.	9,979	665,794
Fuji Kyuko Co. Ltd.	2,194	56,596
Fuji Media Holdings, Inc.	20,394	246,404
Fuji Oil Holdings, Inc.	4,030	63,040
Fuji Seal International, Inc.	4,473	58,505
Fuji Soft, Inc.	3,706	146,399
FUJIFILM Holdings Corp.	93,672	2,096,451
Fujikura Ltd.	21,309	313,906
Fujimi, Inc.	3,771	86,067
Fujimori Kogyo Co. Ltd.	2,520	71,082
Fujitsu Ltd.	157,860	2,520,984
Fukui Computer Holdings, Inc.	1,895	32,297
Fukuoka Financial Group, Inc.	16,400	436,380
Fukushima Galilei Co. Ltd.	2,372	93,075
Fukuyama Transporting Co. Ltd.	2,128	50,255
FULLCAST Holdings Co. Ltd.	4,492	42,819
Funai Soken Holdings, Inc.	3,831	62,736
Furukawa Electric Co. Ltd.	5,789	121,723
Fuso Chemical Co. Ltd.	1,687	51,207
Futaba Industrial Co. Ltd.	9,500	73,613
Future Corp.	8,216	90,258
Fuyo General Lease Co. Ltd.	1,985	176,104
G-7 Holdings, Inc.	5,406	51,067
Genky DrugStores Co. Ltd.	1,906	82,092
Geo Holdings Corp.	6,023	75,476
giftee, Inc.(x)*	4,332	38,261
Giken Ltd.	5,478	74,907
GLOBERIDE, Inc.	2,998	39,767
Glory Ltd.	4,557	85,703
GMO GlobalSign Holdings KK	3,313	65,547
GMO internet group, Inc.	7,656	138,221
GMO Payment Gateway, Inc.	3,903	250,996
Goldwin, Inc.	2,916	185,000
Gree, Inc.	19,104	60,702
GS Yuasa Corp.	5,471	113,410
Gunma Bank Ltd. (The)	29,571	167,213
Gunze Ltd.	2,242	80,272
Hachijuni Bank Ltd. (The)	43,000	289,308
Hakuhodo DY Holdings, Inc.	27,115	243,602
Hamamatsu Photonics KK	13,362	469,056
Hankyu Hanshin Holdings, Inc.	22,548	645,250
Hanwa Co. Ltd.	3,585	139,488
Haseko Corp.	16,475	203,135
Hazama Ando Corp.	13,966	108,495
Heiwa Corp.	4,550	59,512
Heiwa Real Estate Co. Ltd.	3,878	101,446
Heiwado Co. Ltd.	2,453	32,765
Hikari Tsushin, Inc.	1,831	342,662
Hino Motors Ltd.*	22,963	76,619
Hioki EE Corp.	1,430	67,636
Hirogin Holdings, Inc.	36,500	261,128
Hirose Electric Co. Ltd.	2,789	285,569
HIS Co. Ltd.*	3,292	41,384
Hisamitsu Pharmaceutical Co., Inc.	5,579	144,211
Hitachi Construction Machinery Co. Ltd.	6,567	197,296
Hitachi Ltd.	81,794	7,432,134
Hitachi Zosen Corp.	13,019	113,351
Hokkaido Electric Power Co., Inc.	22,712	123,672
Hokkaido Gas Co. Ltd.	6,574	109,697
Hokkoku Financial Holdings, Inc.	1,084	35,589
Hokuetsu Corp.	13,526	165,479
Hokuhoku Financial Group, Inc.	10,686	134,828
Hokuriku Electric Power Co.	21,850	115,601
Honda Motor Co. Ltd.	416,277	5,124,403
Horiba Ltd.	3,816	394,128
Hoshizaki Corp.	11,077	402,674
Hosiden Corp.	6,570	83,286
House Foods Group, Inc.	8,400	170,686
Hoya Corp.	33,736	4,197,500
Hulic Co. Ltd.	40,493	414,613
Hyakugo Bank Ltd. (The)	17,673	74,601
Hyakujushi Bank Ltd. (The)	2,900	55,805
Ibiden Co. Ltd.	10,054	447,376
Ichibanya Co. Ltd.	6,340	50,090
Ichigo, Inc.	44,705	128,758
Idec Corp.	3,977	70,014
Idemitsu Kosan Co. Ltd.	93,600	638,716
IDOM, Inc.	10,714	73,890
IHI Corp.	10,832	288,581
Iida Group Holdings Co. Ltd.	15,482	199,585
Inaba Denki Sangyo Co. Ltd.	6,062	140,157
Inabata & Co. Ltd.	2,307	48,463
Infocom Corp.	2,107	37,093
Infomart Corp.	19,428	52,747
INFRONEER Holdings, Inc.	20,727	198,261
Inpex Corp.	88,887	1,350,216
Insource Co. Ltd.	9,158	54,810
Internet Initiative Japan, Inc.	9,252	172,260
IR Japan Holdings Ltd.	6,362	55,265
Iriso Electronics Co. Ltd.	1,764	35,191
Iseki & Co. Ltd.	4,100	27,680
Isetan Mitsukoshi Holdings Ltd.	35,742	578,464
Isuzu Motors Ltd.	53,195	716,506
Ito En Ltd.	6,216	151,848
ITOCHU Corp.	120,803	5,158,347
Itoham Yonekyu Holdings, Inc.	2,537	66,534
Iwatani Corp.	3,794	204,086
Iyogin Holdings, Inc.	24,000	185,018
Izumi Co. Ltd.	3,455	79,083
J Front Retailing Co. Ltd.	22,829	252,902
JAC Recruitment Co. Ltd.	16,260	84,533
JAFCO Group Co. Ltd.*	5,476	67,555
Japan Airlines Co. Ltd.	40,833	774,419
Japan Airport Terminal Co. Ltd.	6,373	251,291
Japan Cash Machine Co. Ltd.	6,102	52,845
Japan Display, Inc.*	231,888	36,764
Japan Elevator Service Holdings Co. Ltd.	4,050	65,975
Japan Exchange Group, Inc.	46,186	1,246,332
Japan Lifeline Co. Ltd.	7,771	61,858
Japan Material Co. Ltd.	5,450	86,621
Japan Petroleum Exploration Co. Ltd.	2,810	126,968
Japan Post Bank Co. Ltd.	183,826	1,973,294
Japan Post Holdings Co. Ltd.	203,554	2,047,238
Japan Post Insurance Co. Ltd.	19,609	374,291
Japan Pulp & Paper Co. Ltd.	2,543	86,850
Japan Securities Finance Co. Ltd.	6,741	74,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Steel Works Ltd. (The)	5,779	$128,384
Japan Tobacco, Inc.	103,866	2,763,722
Japan Wool Textile Co. Ltd. (The)(x)	5,449	52,301
JCR Pharmaceuticals Co. Ltd.	5,088	28,771
JCU Corp.	1,541	39,039
Jeol Ltd.	3,266	134,541
JFE Holdings, Inc.	47,231	779,539
JGC Holdings Corp.	18,595	181,798
JMDC, Inc.*	2,736	65,987
Joyful Honda Co. Ltd.	6,398	91,925
JSR Corp.*	18,532	530,080
JTEKT Corp.	17,798	167,363
Juroku Financial Group, Inc.	3,200	99,141
Justsystems Corp.	2,992	52,357
JVCKenwood Corp.	19,300	118,314
K&O Energy Group, Inc.	2,655	55,773
Kadokawa Corp.	9,702	169,839
Kagome Co. Ltd.	8,701	210,484
Kajima Corp.	40,971	837,662
Kakaku.com, Inc.	13,130	158,943
Kaken Pharmaceutical Co. Ltd.	2,834	63,951
Kameda Seika Co. Ltd.	1,676	46,998
Kamigumi Co. Ltd.	8,622	189,379
Kanamoto Co. Ltd.	2,948	52,541
Kandenko Co. Ltd.	10,349	117,792
Kaneka Corp.	6,200	153,792
Kanematsu Corp.	8,108	137,918
Kansai Electric Power Co., Inc. (The)	65,172	925,186
Kansai Paint Co. Ltd.	18,311	261,093
Kao Corp.	38,946	1,455,137
Kappa Create Co. Ltd.*	4,080	43,366
Katitas Co. Ltd.	5,812	75,597
Kato Sangyo Co. Ltd.	2,563	76,697
Kawasaki Heavy Industries Ltd.	12,529	410,102
Kawasaki Kisen Kaisha Ltd.	42,996	577,285
KDDI Corp.	131,637	3,885,283
KeePer Technical Laboratory Co. Ltd.	2,208	72,346
Keihan Holdings Co. Ltd.	8,105	179,362
Keihanshin Building Co. Ltd.	3,858	39,120
Keikyu Corp.	24,606	225,774
Keio Corp.	8,634	236,183
Keisei Electric Railway Co. Ltd.	10,951	443,740
Keiyo Bank Ltd. (The)	17,682	88,188
Kewpie Corp.	13,000	240,841
Key Coffee, Inc.	4,000	52,874
Keyence Corp.	17,078	7,907,234
KH Neochem Co. Ltd.	3,353	50,612
Kikkoman Corp.	60,880	778,595
Kinden Corp.	15,000	260,503
Kintetsu Department Store Co. Ltd.	2,816	44,013
Kintetsu Group Holdings Co. Ltd.	17,144	498,306
Kirin Holdings Co. Ltd.	70,527	979,309
Kissei Pharmaceutical Co. Ltd.	3,193	74,562
Ki-Star Real Estate Co. Ltd.	2,056	50,728
Kitano Construction Corp.	2,956	70,493
Kitz Corp.	6,541	58,505
Koa Corp.	2,679	25,926
Kobayashi Pharmaceutical Co. Ltd.	4,615	149,535
Kobe Bussan Co. Ltd.	14,292	350,078
Kobe Steel Ltd.	33,016	445,797
Koei Tecmo Holdings Co. Ltd.	11,028	117,179
Kohnan Shoji Co. Ltd.	2,315	66,676
Koito Manufacturing Co. Ltd.	19,178	257,810
Kokusai Electric Corp.(x)	6,632	168,451
Kokuyo Co. Ltd.	7,982	130,160
Komatsu Ltd.	81,280	2,396,305
KOMEDA Holdings Co. Ltd.	4,896	87,131
Komeri Co. Ltd.	3,475	79,082
Komori Corp.	7,900	63,981
Konami Group Corp.	7,496	508,547
Konica Minolta, Inc.	43,791	142,817
Konoike Transport Co. Ltd.	6,036	84,292
Kosaido Holdings Co. Ltd.	14,890	64,427
Kose Corp.	3,360	179,520
Koshidaka Holdings Co. Ltd.	10,956	67,670
Kotobuki Spirits Co. Ltd.	8,160	102,202
K’s Holdings Corp.	17,800	152,860
Kubota Corp.	90,523	1,415,132
Kumagai Gumi Co. Ltd.	3,271	88,916
Kumiai Chemical Industry Co. Ltd.	9,350	50,956
Kura Sushi, Inc.	3,446	106,307
Kuraray Co. Ltd.	28,183	300,764
Kureha Corp.	3,963	71,312
Kurita Water Industries Ltd.	9,006	372,067
Kusuri no Aoki Holdings Co. Ltd.	4,806	98,990
KYB Corp.	1,923	65,040
Kyocera Corp.	104,876	1,394,952
Kyoei Steel Ltd.	7,738	120,379
Kyoritsu Maintenance Co. Ltd.	5,340	122,053
Kyoto Financial Group, Inc.(x)	21,664	389,474
Kyowa Kirin Co. Ltd.	20,521	368,044
Kyudenko Corp.	3,588	148,398
Kyushu Electric Power Co., Inc.	39,593	354,396
Kyushu Financial Group, Inc.	34,349	252,887
Kyushu Railway Co.	11,748	267,586
Lasertec Corp.	7,782	2,206,905
Lawson, Inc.	5,088	347,367
Life Corp.	3,042	77,869
Link And Motivation, Inc.(x)	10,606	37,974
Lintec Corp.	4,900	100,667
Lion Corp.	21,636	193,235
LITALICO, Inc.	3,942	54,581
Lixil Corp.	29,006	356,587
LY Corp.	255,834	646,430
M&A Capital Partners Co. Ltd.	1,564	23,070
M&A Research Institute Holdings, Inc.*	1,754	78,095
M3, Inc.	33,824	484,636
Mabuchi Motor Co. Ltd.	9,052	164,470
Macnica Holdings, Inc.	4,581	223,209
Maeda Kosen Co. Ltd.	3,173	75,877
Makino Milling Machine Co. Ltd.	2,098	86,897
Makita Corp.	22,583	637,748
Mandom Corp.	4,260	37,512
Marubeni Corp.	149,832	2,583,805
Maruha Nichiro Corp.	3,726	72,770
Marui Group Co. Ltd.	15,023	240,211
Maruichi Steel Tube Ltd.	7,800	207,444
MARUKA FURUSATO Corp.	3,674	53,467
Maruwa Co. Ltd.	889	185,282
Marvelous, Inc.	10,228	46,823
Matsuda Sangyo Co. Ltd.	4,000	64,764
Matsui Securities Co. Ltd.	14,747	80,369
MatsukiyoCocokara & Co.	34,299	549,332
Matsuya Co. Ltd.	7,173	50,701
Maxell Ltd.	5,700	59,568
Mazda Motor Corp.	57,715	671,588
Mebuki Financial Group, Inc.	104,665	342,868
Media Do Co. Ltd.	9,544	94,066
Medipal Holdings Corp.	17,687	270,014
Medley, Inc.*	1,414	41,800
MedPeer, Inc.	9,655	44,199
Megachips Corp.*	3,355	85,327
Megmilk Snow Brand Co. Ltd.	3,437	60,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Meidensha Corp.	4,400	$82,605
Meiji Holdings Co. Ltd.	21,858	476,492
Meiko Electronics Co. Ltd.	2,286	80,640
MEITEC Group Holdings, Inc.	5,817	112,186
Melco Holdings, Inc.	2,177	52,059
Menicon Co. Ltd.	4,964	50,843
Mercari, Inc.(x)*	10,481	133,522
METAWATER Co. Ltd.	3,652	53,581
Milbon Co. Ltd.	2,308	48,423
Mimasu Semiconductor Industry Co. Ltd.	3,269	66,080
Minebea Mitsumi, Inc.	30,892	602,208
Mirait One Corp.	7,953	97,797
Miroku Jyoho Service Co. Ltd.	2,998	35,391
MISUMI Group, Inc.	26,577	368,949
Mitani Sekisan Co. Ltd.	1,611	63,853
Mitsubishi Chemical Group Corp.	125,208	760,363
Mitsubishi Corp.	348,097	8,009,128
Mitsubishi Electric Corp.	190,940	3,180,441
Mitsubishi Estate Co. Ltd.	109,351	1,982,881
Mitsubishi Gas Chemical Co., Inc.	14,524	242,834
Mitsubishi HC Capital, Inc.	74,540	518,254
Mitsubishi Heavy Industries Ltd.	308,400	2,780,856
Mitsubishi Logistics Corp.	4,016	129,728
Mitsubishi Materials Corp.	14,300	268,278
Mitsubishi Motors Corp.	75,000	245,491
Mitsubishi Pencil Co. Ltd.	3,972	66,305
Mitsubishi Research Institute, Inc.	2,488	81,273
Mitsubishi UFJ Financial Group, Inc.	1,010,678	10,248,320
Mitsui & Co. Ltd.	135,405	6,299,758
Mitsui Chemicals, Inc.	14,798	432,659
Mitsui Fudosan Co. Ltd.	232,083	2,489,013
Mitsui High-Tec, Inc.	1,832	103,690
Mitsui Mining & Smelting Co. Ltd.	5,900	180,024
Mitsui OSK Lines Ltd.	36,801	1,121,193
Mitsuuroko Group Holdings Co. Ltd.	1,749	16,291
Miura Co. Ltd.	8,004	154,576
MIXI, Inc.	3,456	59,632
Mizuho Financial Group, Inc.	225,803	4,456,991
Mizuho Leasing Co. Ltd.	9,980	73,377
Mochida Pharmaceutical Co. Ltd.	2,534	53,482
Modec, Inc.	6,780	136,379
Monex Group, Inc.	14,185	83,772
Money Forward, Inc.*	4,020	178,587
Monogatari Corp. (The)	2,978	91,280
MonotaRO Co. Ltd.	23,996	287,705
Morinaga & Co. Ltd.	8,494	145,550
Morinaga Milk Industry Co. Ltd.	7,816	159,697
Morita Holdings Corp.	3,388	36,593
MOS Food Services, Inc.	3,648	82,657
MS&AD Insurance Group Holdings, Inc.	112,365	1,977,781
Murata Manufacturing Co. Ltd.	157,395	2,947,127
Musashi Seimitsu Industry Co. Ltd.	5,616	62,437
Nabtesco Corp.	11,042	184,507
Nachi-Fujikoshi Corp.	2,183	49,823
Nagase & Co. Ltd.	11,432	191,628
Nagawa Co. Ltd.	1,145	57,484
Nagoya Railroad Co. Ltd.	17,631	245,923
Nankai Electric Railway Co. Ltd.	9,800	200,946
Nanto Bank Ltd. (The)	2,711	54,621
NEC Corp.	22,530	1,639,371
NEC Networks & System Integration Corp.	6,683	110,633
NET One Systems Co. Ltd.	7,723	135,757
Nexon Co. Ltd.	38,447	637,482
Nextage Co. Ltd.	4,194	79,458
NGK Insulators Ltd.	22,442	301,095
NH Foods Ltd.	6,942	232,088
NHK Spring Co. Ltd.	14,535	143,929
Nichias Corp.	4,359	116,188
Nichicon Corp.	10,871	91,489
Nichiha Corp.	3,077	69,313
Nichirei Corp.	9,587	257,629
Nidec Corp.	37,875	1,557,233
Nifco, Inc.	5,877	147,061
Nihon Kohden Corp.	7,968	211,017
Nihon M&A Center Holdings, Inc.	30,043	190,503
Nihon Parkerizing Co. Ltd.	12,170	97,678
Nihon Yamamura Glass Co. Ltd.	5,562	61,249
Nikkon Holdings Co. Ltd.	5,491	105,681
Nikon Corp.	26,926	271,252
Nintendo Co. Ltd.	107,772	5,879,832
Nippn Corp.	4,887	74,897
Nippon Ceramic Co. Ltd.	1,836	32,783
Nippon Chemi-Con Corp.*	3,503	32,998
Nippon Densetsu Kogyo Co. Ltd.	4,340	59,862
Nippon Electric Glass Co. Ltd.	6,101	155,608
Nippon Express Holdings, Inc.	6,057	308,452
Nippon Gas Co. Ltd.	8,442	141,453
Nippon Kanzai Holdings Co. Ltd.(x)	4,458	74,830
Nippon Kayaku Co. Ltd.	10,745	91,813
Nippon Light Metal Holdings Co. Ltd.	5,252	62,103
Nippon Paint Holdings Co. Ltd.	92,331	661,468
Nippon Paper Industries Co. Ltd.	9,600	74,134
Nippon Parking Development Co. Ltd.	46,787	62,432
Nippon Pillar Packing Co. Ltd.	3,146	127,187
Nippon Sanso Holdings Corp.	15,957	498,274
Nippon Sharyo Ltd.	3,791	59,352
Nippon Shinyaku Co. Ltd.	4,816	142,749
Nippon Shokubai Co. Ltd.	9,848	95,988
Nippon Signal Co. Ltd.	8,900	60,380
Nippon Soda Co. Ltd.	950	37,905
Nippon Steel Corp.	79,924	1,916,001
Nippon Telegraph & Telephone Corp.	5,067,265	6,025,285
Nippon Television Holdings, Inc.	13,631	198,954
Nippon Yusen KK	48,607	1,332,534
Nipro Corp.	13,900	110,094
Nishimatsu Construction Co. Ltd.	3,295	94,575
Nishimatsuya Chain Co. Ltd.	6,093	96,881
Nishi-Nippon Financial Holdings, Inc.	10,611	132,410
Nishi-Nippon Railroad Co. Ltd.	5,600	91,077
Nissan Chemical Corp.	9,008	340,076
Nissan Motor Co. Ltd.	236,553	933,211
Nissha Co. Ltd.	6,603	65,559
Nisshin Oillio Group Ltd. (The)	2,383	79,811
Nisshin Seifun Group, Inc.	18,778	258,263
Nisshinbo Holdings, Inc.	12,062	96,692
Nissin Foods Holdings Co. Ltd.	18,948	521,952
Nissui Corp.	20,317	127,166
Niterra Co. Ltd.	14,152	468,087
Nitori Holdings Co. Ltd.	6,542	986,183
Nitta Corp.	1,728	45,089
Nitto Boseki Co. Ltd.	2,757	106,179
Nitto Denko Corp.	11,193	1,018,520
Noevir Holdings Co. Ltd.	24	823
NOF Corp.	15,399	210,060
Nohmi Bosai Ltd.	4,847	72,266
Nojima Corp.	7,218	80,248
NOK Corp.	6,744	92,263
Nomura Co. Ltd.	11,318	67,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Holdings, Inc.	281,320	$1,791,840
Nomura Real Estate Holdings, Inc.	10,820	304,701
Nomura Research Institute Ltd.	37,740	1,061,297
Noritz Corp.	4,795	54,798
NPR-RIKEN Corp.(x)	3,200	65,108
NS Solutions Corp.	2,944	95,780
NSD Co. Ltd.	5,948	114,654
NSK Ltd.	30,498	173,382
NTN Corp.	37,117	77,039
NTT Data Group Corp.	44,542	704,557
Nxera Pharma Co. Ltd.*	5,980	64,035
Obara Group, Inc.	1,415	35,473
Obayashi Corp.	56,756	672,426
OBIC Business Consultants Co. Ltd.	3,287	153,841
Obic Co. Ltd.	5,591	842,639
Odakyu Electric Railway Co. Ltd.	28,087	386,201
Ogaki Kyoritsu Bank Ltd. (The)	2,098	30,213
Ohsho Food Service Corp.	741	37,789
Oiles Corp.	4,560	66,782
Oita Bank Ltd. (The)	2,100	41,825
Oji Holdings Corp.	68,133	282,470
Okamoto Industries, Inc.	2,906	94,352
Okamura Corp.	6,912	101,548
Oki Electric Industry Co. Ltd.	8,423	64,099
Okinawa Electric Power Co., Inc. (The)	3,807	28,820
OKUMA Corp.	1,173	55,512
Okumura Corp.	2,739	90,830
Olympus Corp.	106,520	1,529,404
Omron Corp.	13,100	466,609
Ono Pharmaceutical Co. Ltd.	36,152	591,548
Onward Holdings Co. Ltd.	15,000	53,012
Open Door, Inc.*	4,483	24,165
Open House Group Co. Ltd.(x)	5,846	188,572
Open Up Group, Inc.	4,768	64,569
Optex Group Co. Ltd.	5,977	77,664
Optorun Co. Ltd.(x)	5,119	69,322
Oracle Corp.	3,300	247,315
Orient Corp.	6,542	46,198
Oriental Land Co. Ltd.	94,115	3,007,229
ORIX Corp.	101,966	2,221,455
Osaka Gas Co. Ltd.	34,309	770,128
Osaka Organic Chemical Industry Ltd.	3,454	72,557
Otsuka Corp.	19,060	403,032
Otsuka Holdings Co. Ltd.	36,212	1,500,102
Outsourcing, Inc.*	8,818	101,735
Pan Pacific International Holdings Corp.	39,509	1,045,274
Panasonic Holdings Corp.	204,905	1,947,125
Park24 Co. Ltd.*	10,900	128,168
Pasona Group, Inc.	3,788	69,389
Penta-Ocean Construction Co. Ltd.	29,322	146,842
PeptiDream, Inc.*	8,788	81,999
Persol Holdings Co. Ltd.	180,660	252,050
PHC Holdings Corp.	4,990	40,578
Pigeon Corp.	10,057	96,796
Pilot Corp.	3,440	89,170
Piolax, Inc.	4,502	78,632
Pola Orbis Holdings, Inc.	8,224	78,611
Pressance Corp.(x)	6,138	71,646
Prestige International, Inc.	10,559	47,431
Prima Meat Packers Ltd.	3,652	54,642
Raito Kogyo Co. Ltd.	6,051	80,424
Raksul, Inc.*	3,552	25,271
Rakus Co. Ltd.	8,231	111,003
Rakuten Group, Inc.*	152,699	863,458
Recruit Holdings Co. Ltd.	129,913	5,688,950
Renesas Electronics Corp.	114,005	2,021,333
Rengo Co. Ltd.	15,192	115,661
RENOVA, Inc.*	5,261	42,990
Resona Holdings, Inc.	209,322	1,288,731
Resonac Holdings Corp.	14,151	327,741
Resorttrust, Inc.	7,178	122,692
Ricoh Co. Ltd.	46,040	407,997
Ricoh Leasing Co. Ltd.	1,550	53,858
Rinnai Corp.	11,100	254,073
Riso Kyoiku Co. Ltd.	22,934	33,330
Rohm Co. Ltd.	30,360	484,440
Rohto Pharmaceutical Co. Ltd.	16,720	323,786
Roland Corp.	1,717	52,175
Round One Corp.	18,870	97,479
RS Technologies Co. Ltd.	3,414	67,996
Ryohin Keikaku Co. Ltd.	21,429	349,789
Saizeriya Co. Ltd.	2,656	90,533
Sakai Moving Service Co. Ltd.	3,080	51,659
Sakata Seed Corp.	2,341	57,296
San ju San Financial Group, Inc.	2,610	35,914
San-A Co. Ltd.	1,826	56,452
San-Ai Obbli Co. Ltd.	7,598	103,194
Sangetsu Corp.	3,239	70,608
Sanki Engineering Co. Ltd.	7,418	102,954
Sankyo Co. Ltd.	17,735	193,482
Sankyu, Inc.	4,962	170,251
Sanrio Co. Ltd.	15,519	297,299
Sansan, Inc.*	4,408	50,434
Santen Pharmaceutical Co. Ltd.	30,999	304,400
Sanwa Holdings Corp.	21,000	365,260
Sanyo Chemical Industries Ltd.	1,868	52,012
Sanyo Denki Co. Ltd.	1,435	66,830
Sanyo Special Steel Co. Ltd.	3,355	49,312
Sapporo Holdings Ltd.	6,302	250,823
Sato Holdings Corp.	5,385	82,066
Sawai Group Holdings Co. Ltd.	3,946	154,107
SBI Holdings, Inc.	22,703	593,145
SBS Holdings, Inc.	2,809	47,911
SCREEN Holdings Co. Ltd.	5,568	716,874
SCSK Corp.	12,294	227,964
Secom Co. Ltd.	17,549	1,270,558
Sega Sammy Holdings, Inc.	13,520	166,700
Seibu Holdings, Inc.	22,730	354,809
Seiko Epson Corp.	24,121	419,863
Seiko Group Corp.	4,175	112,111
Seino Holdings Co. Ltd.	10,346	141,849
Seiren Co. Ltd.	5,033	91,331
Sekisui Chemical Co. Ltd.	33,017	481,580
Sekisui House Ltd.	53,648	1,216,985
Sekisui Jushi Corp.	5,073	78,585
Senko Group Holdings Co. Ltd.	10,158	75,893
Seven & i Holdings Co. Ltd.	191,007	2,775,898
Seven Bank Ltd.	64,776	125,376
SG Holdings Co. Ltd.	31,903	403,477
Sharp Corp.*	28,919	160,566
Shibuya Corp.	2,975	68,194
SHIFT, Inc.*	1,134	180,086
Shiga Bank Ltd. (The)	2,831	77,984
Shikoku Electric Power Co., Inc.	18,249	142,190
Shikoku Kasei Holdings Corp.	5,724	66,512
Shimadzu Corp.	21,141	586,971
Shimamura Co. Ltd.	5,000	284,648
Shimano, Inc.	7,143	1,066,637
Shimizu Corp.	57,596	370,771
Shimojima Co. Ltd.	5,300	48,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Shin Nippon Biomedical Laboratories Ltd.	4,508	$45,622
Shin-Etsu Chemical Co. Ltd.	154,282	6,732,639
Shinko Electric Industries Co. Ltd.	5,402	201,371
Shinmaywa Industries Ltd.	11,106	90,166
Shionogi & Co. Ltd.	21,278	1,086,952
Ship Healthcare Holdings, Inc.	5,252	72,355
Shiseido Co. Ltd.	35,968	981,291
Shizuoka Financial Group, Inc.	40,645	385,561
Shizuoka Gas Co. Ltd.	6,571	41,020
SHO-BOND Holdings Co. Ltd.	4,612	193,431
Shoei Co. Ltd.	4,748	71,512
Shoei Foods Corp.	2,002	62,157
Showa Sangyo Co. Ltd.	2,573	58,724
Siix Corp.	7,281	82,776
Simplex Holdings, Inc.	1,627	29,900
Sintokogio Ltd.	7,500	62,426
Skylark Holdings Co. Ltd.	24,496	387,635
SMC Corp.	5,135	2,881,272
SMK Corp.	1,620	27,888
SMS Co. Ltd.	6,512	111,609
Socionext, Inc.	12,015	325,575
SoftBank Corp.	278,730	3,573,886
SoftBank Group Corp.	84,453	4,999,787
Sohgo Security Services Co. Ltd.	31,635	171,361
Sojitz Corp.	18,298	480,597
Solasto Corp.	7,031	25,174
Sompo Holdings, Inc.	79,506	1,659,658
Sony Group Corp.	119,196	10,181,030
Sotetsu Holdings, Inc.	6,169	110,030
Square Enix Holdings Co. Ltd.	8,069	310,330
SRE Holdings Corp.*	4,356	120,856
Stanley Electric Co. Ltd.	13,307	234,705
Starts Corp., Inc.	1,577	32,711
Strike Co. Ltd.	2,743	87,519
Subaru Corp.	52,689	1,192,446
Sugi Holdings Co. Ltd.	9,816	167,426
SUMCO Corp.	32,710	514,592
Sumitomo Bakelite Co. Ltd.	4,992	149,714
Sumitomo Chemical Co. Ltd.	130,222	282,414
Sumitomo Corp.	109,290	2,620,707
Sumitomo Densetsu Co. Ltd.	4,653	103,431
Sumitomo Electric Industries Ltd.	63,561	980,413
Sumitomo Forestry Co. Ltd.	14,704	460,993
Sumitomo Heavy Industries Ltd.	10,441	327,273
Sumitomo Metal Mining Co. Ltd.	21,852	647,130
Sumitomo Mitsui Construction Co. Ltd.	15,803	44,367
Sumitomo Mitsui Financial Group, Inc.	119,482	6,970,967
Sumitomo Mitsui Trust Holdings, Inc.	62,048	1,335,397
Sumitomo Osaka Cement Co. Ltd.	3,791	94,737
Sumitomo Pharma Co. Ltd.*	15,798	41,327
Sumitomo Realty & Development Co. Ltd.	24,192	897,492
Sumitomo Riko Co. Ltd.	10,079	88,819
Sumitomo Rubber Industries Ltd.	16,520	202,762
Sumitomo Warehouse Co. Ltd. (The)	5,783	97,033
Sundrug Co. Ltd.	6,166	190,951
Suntory Beverage & Food Ltd.	12,637	426,743
Suruga Bank Ltd.	11,788	68,526
Suzuken Co. Ltd.	7,488	227,885
Suzuki Motor Corp.	128,280	1,458,382
Sysmex Corp.	45,183	802,149
Systena Corp.	23,296	41,243
T Hasegawa Co. Ltd.(x)	3,525	70,672
T&D Holdings, Inc.	48,636	843,853
Tadano Ltd.	8,952	76,226
Taihei Dengyo Kaisha Ltd.	3,251	99,003
Taiheiyo Cement Corp.	12,822	294,420
Taikisha Ltd.	2,538	78,967
Taisei Corp.	17,402	632,601
Taiyo Holdings Co. Ltd.	3,818	83,735
Taiyo Yuden Co. Ltd.	8,275	195,204
Takamatsu Construction Group Co. Ltd.	3,899	72,453
Takara Bio, Inc.	4,701	30,247
Takara Standard Co. Ltd.	6,958	87,837
Takasago Thermal Engineering Co. Ltd.	4,491	142,550
Takashimaya Co. Ltd.	11,437	182,079
Takeda Pharmaceutical Co. Ltd.	151,513	4,206,693
Takeuchi Manufacturing Co. Ltd.	3,225	128,676
Takuma Co. Ltd.	5,495	67,989
Tamura Corp.	15,075	59,053
TBS Holdings, Inc.	11,930	331,389
TDK Corp.	27,666	1,350,952
TechMatrix Corp.	5,615	67,359
TechnoPro Holdings, Inc.	10,275	204,916
Teijin Ltd.	14,506	131,328
Terumo Corp.	94,982	1,731,423
T-Gaia Corp.	5,533	74,307
THK Co. Ltd.	9,493	221,992
TIS, Inc.	18,861	402,936
TKC Corp.	2,570	62,900
Toagosei Co. Ltd.	10,197	106,497
Tobishima Corp.	6,530	63,540
Tobu Railway Co. Ltd.	17,551	437,790
Tocalo Co. Ltd.	8,849	103,408
Toda Corp.	32,000	213,291
Toho Bank Ltd. (The)	26,176	61,904
Toho Co. Ltd.	10,791	357,775
Toho Gas Co. Ltd.	5,799	128,062
Toho Holdings Co. Ltd.	4,972	117,912
Toho Titanium Co. Ltd.	3,893	40,247
Tohoku Electric Power Co., Inc.	41,248	322,344
Tokai Carbon Co. Ltd.	15,000	99,088
Tokai Corp.	2,615	37,192
TOKAI Holdings Corp.	9,977	64,918
Token Corp.	853	59,335
Tokio Marine Holdings, Inc.	167,540	5,229,400
Tokuyama Corp.	6,205	108,212
Tokyo Century Corp.	12,872	133,499
Tokyo Electric Power Co. Holdings, Inc.*	150,110	910,497
Tokyo Electron Ltd.	35,934	9,319,387
Tokyo Gas Co. Ltd.	35,205	799,078
Tokyo Ohka Kogyo Co. Ltd.	6,882	207,169
Tokyo Seimitsu Co. Ltd.	3,298	254,572
Tokyo Steel Manufacturing Co. Ltd.	9,358	102,247
Tokyo Tatemono Co. Ltd.	19,659	330,572
Tokyotokeiba Co. Ltd.	2,059	60,799
Tokyu Construction Co. Ltd.	14,461	78,906
Tokyu Corp.	46,695	567,108
Tokyu Fudosan Holdings Corp.	57,534	462,727
Tomy Co. Ltd.	9,500	172,955
Topcon Corp.	8,062	92,693
TOPPAN Holdings, Inc.	21,338	532,252
Toray Industries, Inc.	117,437	562,903
Toridoll Holdings Corp.	4,525	123,363
Torii Pharmaceutical Co. Ltd.	2,128	57,846
Toshiba TEC Corp.	2,627	52,148
Tosho Co. Ltd.	11,530	54,078
Tosoh Corp.	24,847	336,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Totetsu Kogyo Co. Ltd.	1,687	$33,221
TOTO Ltd.	12,927	361,731
Towa Pharmaceutical Co. Ltd.	3,403	65,866
Toyo Seikan Group Holdings Ltd.	12,145	190,904
Toyo Suisan Kaisha Ltd.	9,479	578,646
Toyo Tire Corp.	11,244	211,466
Toyobo Co. Ltd.	9,549	70,082
Toyoda Gosei Co. Ltd.	5,066	111,105
Toyota Boshoku Corp.	5,878	99,753
Toyota Industries Corp.	14,488	1,504,022
Toyota Motor Corp.	925,261	23,262,937
Toyota Tsusho Corp.	17,007	1,160,538
TPR Co. Ltd.	4,102	63,679
Trancom Co. Ltd.	1,347	54,012
Transcosmos, Inc.*	3,331	67,773
TRE Holdings Corp.	8,081	64,165
Trend Micro, Inc.	8,105	410,390
Tri Chemical Laboratories, Inc.	2,576	83,893
Trusco Nakayama Corp.	3,910	66,071
TSI Holdings Co. Ltd.(x)	14,450	74,837
Tsubakimoto Chain Co.	2,593	87,016
Tsugami Corp.	7,561	57,289
Tsuruha Holdings, Inc.	3,954	281,962
TV Asahi Holdings Corp.	4,061	55,933
UACJ Corp.	4,186	119,320
UBE Corp.	10,241	181,913
Uchida Yoko Co. Ltd.	1,541	70,240
Ulvac, Inc.(x)	4,000	255,780
Unicharm Corp.	36,148	1,150,728
United Arrows Ltd.	2,708	34,847
United Super Markets Holdings, Inc.	5,338	35,156
Ushio, Inc.	11,665	148,683
USS Co. Ltd.	35,606	293,894
UT Group Co. Ltd.	2,834	65,992
V Technology Co. Ltd.	1,336	21,896
Valor Holdings Co. Ltd.	4,076	66,479
ValueCommerce Co. Ltd.	1,542	10,889
Wacoal Holdings Corp.	3,211	78,122
Wacom Co. Ltd.	10,900	46,587
Weathernews, Inc.	1,408	47,436
Welcia Holdings Co. Ltd.	9,748	165,622
West Japan Railway Co.	43,272	900,428
WingArc1st, Inc.	5,403	108,324
Wowow, Inc.	3,199	23,837
Xebio Holdings Co. Ltd.	5,148	32,817
Yakult Honsha Co. Ltd.	25,208	514,884
Yamada Holdings Co. Ltd.*	65,127	188,523
Yamaguchi Financial Group, Inc.	23,000	232,765
Yamaha Corp.	10,763	231,428
Yamaha Motor Co. Ltd.	78,513	720,662
YA-MAN Ltd.(x)	5,286	34,709
Yamato Holdings Co. Ltd.	23,993	344,886
Yamato Kogyo Co. Ltd.	4,045	229,318
Yamazaki Baking Co. Ltd.	13,933	358,864
Yamazen Corp.	9,283	81,804
Yaoko Co. Ltd.	2,104	126,326
Yaskawa Electric Corp.	19,929	843,079
Yellow Hat Ltd.	3,916	51,168
Yokogawa Bridge Holdings Corp.	4,453	85,689
Yokogawa Electric Corp.	18,255	418,811
Yokohama Rubber Co. Ltd. (The)	9,294	249,633
Yoshinoya Holdings Co. Ltd.	6,683	148,908
Yuasa Trading Co. Ltd.	3,071	106,911
Zenkoku Hosho Co. Ltd.	5,062	180,805
Zenrin Co. Ltd.	13,250	74,486
Zensho Holdings Co. Ltd.	9,793	407,233
Zeon Corp.	14,213	123,418
Zojirushi Corp.	6,115	57,967
ZOZO, Inc.	11,482	284,206
Zuken, Inc.	3,038	88,804

		433,844,141

Jordan (0.0%)†
Hikma Pharmaceuticals plc	26,827	649,598

Mexico (0.0%)†
Fresnillo plc	30,648	181,768

Netherlands (7.5%)
Adyen NV(m)*	5,255	8,889,552
ASML Holding NV	67,553	65,023,139
ING Groep NV	605,969	9,967,067
Koninklijke Ahold Delhaize NV	174,795	5,227,371
Shell plc	1,080,469	35,797,491
Wolters Kluwer NV	45,612	7,145,075

		132,049,695

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)(x)*	78,186	318,437
Auckland International Airport Ltd.	29,484	147,366
Chorus Ltd.	45,816	208,992
Fisher & Paykel Healthcare Corp. Ltd.	17,459	269,183
Fletcher Building Ltd.	26,294	65,282
Spark New Zealand Ltd.	23,914	68,100
Xero Ltd.*	15,244	1,324,368

		2,401,728

Nigeria (0.0%)†
Airtel Africa plc(m)	180,454	240,970

Russia (0.0%)
Evraz plc(r)*	91,874	—

South Africa (0.3%)
Anglo American plc	200,608	4,941,907

Spain (2.9%)
Banco Bilbao Vizcaya Argentaria SA(x)	1,071,486	12,761,938
Banco Santander SA	2,904,598	14,168,688
Iberdrola SA	1,076,473	13,349,752
Industria de Diseno Textil SA	203,984	10,270,580

		50,550,958

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (17.8%)
3i Group plc	158,331	5,613,435
Admiral Group plc	50,909	1,822,909
Ashtead Group plc	72,532	5,163,209
Associated British Foods plc	55,854	1,760,993
AstraZeneca plc	245,662	33,108,452
Auto Trader Group plc(m)	147,215	1,301,024
Aviva plc	453,879	2,844,840
B&M European Value Retail SA	166,648	1,148,007
BAE Systems plc	506,799	8,632,163
Barclays plc	2,497,702	5,775,333
Barratt Developments plc	162,457	975,195
Beazley plc	110,011	924,049
Berkeley Group Holdings plc	17,338	1,041,201
BP plc	2,773,169	17,350,270
British American Tobacco plc	334,642	10,162,184
BT Group plc	1,046,678	1,448,547
Bunzl plc	56,095	2,157,993
Burberry Group plc	59,321	908,197
Centrica plc	894,535	1,441,216
Compass Group plc	284,394	8,338,359
ConvaTec Group plc(m)	271,165	980,207
Croda International plc	23,179	1,434,098
DCC plc	16,427	1,194,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Diageo plc	367,481	$13,568,941
Diploma plc	21,723	1,020,486
DS Smith plc	212,720	1,065,078
easyJet plc	106,176	764,929
Entain plc	105,447	1,061,259
Flutter Entertainment plc*	29,319	5,843,086
Frasers Group plc*	20,529	210,136
Halma plc	62,964	1,881,850
Howden Joinery Group plc	87,574	1,002,300
HSBC Holdings plc	3,177,640	24,825,975
IMI plc	42,719	978,608
Imperial Brands plc	145,728	3,255,572
Informa plc	226,945	2,380,878
InterContinental Hotels Group plc	27,429	2,853,340
Intermediate Capital Group plc	46,224	1,198,337
International Consolidated Airlines Group SA*	617,604	1,377,782
Intertek Group plc	26,818	1,687,340
J Sainsbury plc	288,143	983,390
JD Sports Fashion plc	409,490	695,147
Kingfisher plc	311,670	981,076
Land Securities Group plc (REIT)	122,579	1,018,322
Legal & General Group plc	985,996	3,165,944
Lloyds Banking Group plc	10,545,637	6,889,347
London Stock Exchange Group plc	77,644	9,300,046
M&G plc	361,615	1,006,389
Marks & Spencer Group plc	326,649	1,092,954
Melrose Industries plc	218,730	1,857,952
National Grid plc	617,898	8,313,520
NatWest Group plc	896,511	3,004,216
Next plc	20,173	2,350,592
Ocado Group plc*	100,712	578,494
Pearson plc	114,929	1,511,501
Persimmon plc	52,820	877,335
Phoenix Group Holdings plc	122,083	851,485
Reckitt Benckiser Group plc	119,102	6,782,646
RELX plc	315,194	13,621,429
Rentokil Initial plc	418,945	2,494,215
Rightmove plc	132,237	917,299
Rolls-Royce Holdings plc*	1,391,701	7,495,137
RS Group plc	78,585	720,884
Sage Group plc (The)	170,308	2,720,246
Schroders plc	139,917	665,061
Segro plc (REIT)	221,627	2,528,168
Severn Trent plc	43,871	1,367,683
Smith & Nephew plc	145,178	1,816,972
Smiths Group plc	57,787	1,197,242
Spirax-Sarco Engineering plc	12,225	1,550,693
SSE plc	181,280	3,775,242
St James’s Place plc	89,821	526,592
Standard Chartered plc	365,175	3,094,520
Taylor Wimpey plc	582,659	1,007,870
Tesco plc	1,156,818	4,330,591
Unilever plc	412,551	20,700,478
UNITE Group plc (The) (REIT)	57,568	710,609
United Utilities Group plc	113,394	1,472,707
Virgin Money UK plc (CHDI)	122,455	327,969
Vodafone Group plc	3,632,994	3,230,861
Weir Group plc (The)	43,052	1,098,716
Whitbread plc	32,946	1,378,054
WPP plc	173,030	1,645,786

		312,157,398

United States (5.6%)
Amcor plc (CHDI)	65,702	618,244
Block, Inc. (CRDI)*	3,691	310,276
CSL Ltd.	52,247	9,802,743
Experian plc	152,341	6,641,254
GSK plc	668,823	14,423,232
Haleon plc	1,095,177	4,604,367
James Hardie Industries plc (CHDI)*	47,120	1,891,781
Life360, Inc. (CRDI)(m)*	22,113	188,626
Light & Wonder, Inc. (CRDI)*	1,624	169,346
Newmont Corp. (CRDI)	18,763	656,707
News Corp. (CHDI), Class B	3,562	96,886
Reliance Worldwide Corp. Ltd.	85,449	320,176
ResMed, Inc. (CHDI)(x)	64,145	1,260,273
Sanofi SA	210,435	20,650,449
Schneider Electric SE	105,137	23,779,982
Sims Ltd.	17,343	143,756
Stellantis NV	419,898	11,934,468

		97,492,566

Total Common Stocks (98.1%) (Cost $1,187,884,967)		1,718,547,119

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	85,209	1,071,163
Scottish Mortgage Investment Trust plc	233,969	2,640,018

		3,711,181

United States (0.1%)
Pershing Square Holdings Ltd.	24,838	1,278,424

Total Closed End Funds (0.3%) (Cost $2,809,363)		4,989,605

	Number of Warrants	Value (Note 1)
WARRANT:
Australia (0.0%)
PointsBet Holdings Ltd.,expiring 7/8/24(x)* (Cost $—)	1,293	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	639,191	639,191

Total Investment Companies		2,639,191

Total Short-Term Investments (0.2%) (Cost $2,639,191)		2,639,191

Total Investments in Securities (98.6%) (Cost $1,193,333,521)		1,726,175,915
Other Assets Less Liabilities (1.4%)		24,299,203

Net Assets (100%)		$1,750,475,118

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $12,115,124 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $6,541,490. This was collateralized by $4,415,681 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/15/24 – 2/15/54 and by cash of $2,639,191 which was subsequently invested in investment companies.

Glossary:

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Financials	$325,414,350	18.6%
Industrials	298,773,801	17.1
Consumer Discretionary	258,281,033	14.7
Information Technology	185,200,395	10.6
Consumer Staples	151,690,983	8.7
Health Care	135,423,637	7.7
Materials	126,242,952	7.2
Energy	101,488,596	5.8
Communication Services	63,153,612	3.6
Utilities	47,590,542	2.7
Real Estate	25,287,218	1.4
Closed End Funds	4,989,605	0.3
Investment Companies	2,639,191	0.2
Cash and Other	24,299,203	1.4

		100.0%

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	54	6/2024	EUR	2,939,111	85,312
FTSE 100 Index	53	6/2024	GBP	5,343,489	105,467
SPI 200 Index	16	6/2024	AUD	2,072,508	47,098
TOPIX Index	23	6/2024	JPY	4,177,467	82,259

					320,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Funds	$—	$4,989,605		$—		$4,989,605
Common Stocks
Australia	—	169,528,190		147,525		169,675,715
Austria	—	1,289,452		—		1,289,452
Belgium	—	10,048,570		—		10,048,570
Chile	—	1,480,420		—		1,480,420
China	—	8,641,983		—		8,641,983
Finland	—	10,746,883		—		10,746,883
France	—	245,383,853		—		245,383,853
Germany	—	181,857,706		—		181,857,706
Hong Kong	—	4,290,501		—		4,290,501
Indonesia	—	119,883		—		119,883
Ireland	—	1,977,273		—		1,977,273
Italy	—	48,524,151		—		48,524,151
Japan	—	433,844,141		—		433,844,141
Jordan	—	649,598		—		649,598
Mexico	—	181,768		—		181,768
Netherlands	—	132,049,695		—		132,049,695
New Zealand	—	2,401,728		—		2,401,728
Nigeria	—	240,970		—		240,970
Russia	—	—		—	(b)	—	(b)
South Africa	—	4,941,907		—		4,941,907
Spain	—	50,550,958		—		50,550,958
United Arab Emirates	—	—		—	(b)	—	(b)
United Kingdom	—	312,157,398		—		312,157,398
United States	—	97,492,566		—		97,492,566
Futures	320,136	—		—		320,136
Short-Term Investments
Investment Companies	2,639,191	—		—		2,639,191
Warrant
Australia	—	—	(b)	—		—	(b)

Total Assets	$2,959,327	$1,723,389,199		$147,525		$1,726,496,051

Total Liabilities	$—	$—		$—		$—

Total	$2,959,327	$1,723,389,199		$147,525		$1,726,496,051

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $107,265 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$653,056,342
Aggregate gross unrealized depreciation	(152,243,227)

Net unrealized appreciation	$500,813,115

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,225,682,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.9%)
AGL Energy Ltd.	21,601	$117,396
ALS Ltd.	17,697	151,418
Altium Ltd.(x)	5,568	236,643
Alumina Ltd.*	108,299	100,214
AMP Ltd.(x)	136,369	103,972
Ampol Ltd.	10,309	267,304
Ansell Ltd.	5,830	93,382
ANZ Group Holdings Ltd.	124,571	2,386,595
APA Group	54,107	296,527
ARB Corp. Ltd.	3,357	90,457
Arcadium Lithium plc (CRDI)*	25,458	112,478
Aristocrat Leisure Ltd.	27,519	771,109
ASX Ltd.	7,978	345,309
Atlas Arteria Ltd.	59,691	207,324
AUB Group Ltd.	4,347	84,245
Aurizon Holdings Ltd.	83,979	218,900
Bank of Queensland Ltd.	21,396	88,118
Bapcor Ltd.	12,735	52,365
Beach Energy Ltd.	52,506	62,786
Bega Cheese Ltd.	10,108	27,533
Bellevue Gold Ltd.*	38,882	47,761
Bendigo & Adelaide Bank Ltd.	22,932	153,172
BHP Group Ltd. (ASE Stock Exchange)	72,295	2,085,606
BHP Group Ltd. (London Stock Exchange)	135,709	3,896,736
BlueScope Steel Ltd.	19,096	296,787
Boral Ltd.*	21,116	84,213
Brambles Ltd.	141,153	1,485,515
Breville Group Ltd.	5,221	93,528
Brickworks Ltd.	3,128	58,053
BWP Trust (REIT)	31,654	74,465
Capricorn Metals Ltd.*	21,918	73,557
CAR Group Ltd.	19,834	466,328
Centuria Capital Group (REIT)	28,828	32,875
Challenger Ltd.	24,631	114,121
Champion Iron Ltd.	15,522	74,951
Charter Hall Group (REIT)	20,235	181,309
Charter Hall Long Wale REIT (REIT)	29,555	73,571
Charter Hall Retail REIT (REIT)	19,075	46,116
Charter Hall Social Infrastructure REIT (REIT)	15,900	28,079
Cleanaway Waste Management Ltd.	115,605	204,908
Cochlear Ltd.	2,831	622,664
Coles Group Ltd.	59,140	652,844
Collins Foods Ltd.	5,548	36,660
Commonwealth Bank of Australia	68,758	5,391,972
Computershare Ltd.	24,812	422,166
Coronado Global Resources, Inc. (CRDI)(m)	32,910	26,807
Corporate Travel Management Ltd.	4,838	53,564
Credit Corp. Group Ltd.	2,888	34,873
CSR Ltd.	28,276	162,518
De Grey Mining Ltd.*	40,194	33,133
Deterra Royalties Ltd.	22,492	72,259
Dexus (REIT)	46,739	240,919
Domain Holdings Australia Ltd.	15,333	32,773
Domino’s Pizza Enterprises Ltd.	2,970	83,977
Downer EDI Ltd.	25,221	83,820
Eagers Automotive Ltd.	9,018	83,212
Elders Ltd.	5,260	32,152
Endeavour Group Ltd.	53,755	193,012
Evolution Mining Ltd.	91,228	212,826
Flight Centre Travel Group Ltd.(x)	7,568	107,757
Fortescue Ltd.	71,626	1,199,550
Genesis Minerals Ltd.*	36,242	43,810
Glencore plc	1,868,780	10,267,337
Gold Road Resources Ltd.	41,019	42,233
Goodman Group (REIT)	70,922	1,562,574
GPT Group (The) (REIT)	86,511	257,633
GrainCorp Ltd., Class A	8,036	43,150
GUD Holdings Ltd.	5,659	43,515
Harvey Norman Holdings Ltd.	29,571	99,240
Healius Ltd.*	41,962	36,232
HomeCo Daily Needs REIT (REIT)(m)	75,836	62,762
HUB24 Ltd.	4,746	131,194
IDP Education Ltd.(x)	10,762	125,674
IGO Ltd.(x)	27,681	127,531
Iluka Resources Ltd.	18,566	87,230
Incitec Pivot Ltd.	80,263	151,157
Ingenia Communities Group (REIT)	12,768	43,515
Inghams Group Ltd.	24,674	57,723
Insignia Financial Ltd.	24,263	39,844
Insurance Australia Group Ltd.	96,002	400,382
IPH Ltd.	8,971	36,888
IRESS Ltd.*	7,655	41,354
JB Hi-Fi Ltd.	5,712	239,153
Johns Lyng Group Ltd.	7,025	29,344
Karoon Energy Ltd.*	36,590	51,503
Kelsian Group Ltd.	6,435	24,238
Lendlease Corp. Ltd.	34,175	143,197
Lifestyle Communities Ltd.	3,641	37,180
Liontown Resources Ltd.(x)*	87,574	66,769
Lottery Corp. Ltd. (The)	101,773	341,550
Lovisa Holdings Ltd.	4,135	89,918
Lynas Rare Earths Ltd.*	38,711	143,536
Macquarie Group Ltd.	15,370	2,000,167
Magellan Financial Group Ltd.	4,295	27,680
Medibank Pvt Ltd.	120,270	294,686
Megaport Ltd.*	4,690	45,813
Metcash Ltd.	45,279	115,369
Mineral Resources Ltd.	6,913	319,259
Mirvac Group (REIT)	183,765	282,611
Monadelphous Group Ltd.	3,274	30,253
Nanosonics Ltd.*	15,681	28,101
National Australia Bank Ltd.	128,402	2,898,438
National Storage REIT (REIT)	69,383	108,512
Netwealth Group Ltd.	3,292	45,307
Neuren Pharmaceuticals Ltd.*	4,985	68,933
New Hope Corp. Ltd.	19,950	60,452
NEXTDC Ltd.*	25,937	300,684
nib holdings Ltd.	17,468	89,471
Nine Entertainment Co. Holdings Ltd.(x)	98,743	110,031
Northern Star Resources Ltd.	49,719	468,819
NRW Holdings Ltd.	18,286	34,914
Nufarm Ltd.	16,854	60,406
Orica Ltd.	16,457	195,824
Origin Energy Ltd.	72,463	434,429
Orora Ltd.	40,922	72,534
Paladin Energy Ltd.*	106,878	95,416
Perpetual Ltd.	4,518	73,869
Perseus Mining Ltd.	43,423	60,838
PEXA Group Ltd.*	6,802	60,105
Pilbara Minerals Ltd.(x)	118,627	296,072
Pinnacle Investment Management Group Ltd.	6,284	47,624
PolyNovo Ltd.(x)*	29,660	42,328
Premier Investments Ltd.	5,965	127,535
Pro Medicus Ltd.	2,640	178,487
Qantas Airways Ltd.*	74,370	264,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
QBE Insurance Group Ltd.	61,979	$732,246
Qube Holdings Ltd.	80,825	179,603
Ramelius Resources Ltd.	38,191	46,290
Ramsay Health Care Ltd.	7,806	287,454
REA Group Ltd.	2,298	277,740
Reece Ltd.	9,903	181,337
Region RE Ltd. (REIT)	46,044	71,711
Regis Resources Ltd.(r)*	33,584	44,098
Rio Tinto Ltd.	15,233	1,208,661
Rio Tinto plc	67,185	4,254,293
Sandfire Resources Ltd.*	16,154	93,583
Santos Ltd.	136,137	687,531
Scentre Group (REIT)	184,772	408,179
SEEK Ltd.	16,587	270,763
Seven Group Holdings Ltd.(x)	6,490	172,425
Silver Lake Resources Ltd.*	41,904	33,860
Sonic Healthcare Ltd.	20,445	391,829
South32 Ltd.	185,282	362,217
Star Entertainment Group Ltd. (The)(x)*	98,193	36,793
Steadfast Group Ltd.	52,572	201,440
Stockland (REIT)	97,057	306,749
Suncorp Group Ltd.	52,504	560,429
Super Retail Group Ltd.	5,904	61,942
Tabcorp Holdings Ltd.	82,114	40,400
Technology One Ltd.	11,605	128,334
Telix Pharmaceuticals Ltd.*	10,024	84,199
Telstra Group Ltd.	501,115	1,260,489
TPG Telecom Ltd.	22,358	65,709
Transurban Group	130,183	1,129,986
Treasury Wine Estates Ltd.	32,710	265,378
Vicinity Ltd. (REIT)	168,889	234,420
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	26,781	64,572
Washington H Soul Pattinson & Co. Ltd.	9,794	214,508
Waypoint REIT Ltd. (REIT)	35,784	59,463
Webjet Ltd.(x)*	12,238	70,418
Wesfarmers Ltd.	47,857	2,133,123
Westpac Banking Corp.	146,481	2,491,358
Whitehaven Coal Ltd.	38,105	176,301
WiseTech Global Ltd.	7,847	480,413
Woodside Energy Group Ltd. (ASE Stock Exchange)	55,592	1,104,918
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	488,409
Woolworths Group Ltd.	51,127	1,105,122
Worley Ltd.	17,400	189,923

		72,030,257

Austria (0.1%)
Mondi plc	28,331	499,003

Belgium (1.0%)
Anheuser-Busch InBev SA/NV	118,904	7,242,665
Liberty Global Ltd., Class A*	153,295	2,593,752

		9,836,417

Canada (0.4%)
Open Text Corp.	115,152	4,468,192

Chile (0.1%)
Antofagasta plc	21,789	560,745

China (1.5%)
Alibaba Group Holding Ltd.	568,000	5,098,059
Prosus NV	345,413	10,834,765

		15,932,824

Denmark (0.4%)
DSV A/S	24,800	4,024,006

Finland (0.4%)
Nokia OYJ	386,056	1,370,690
Nordea Bank Abp	243,081	2,745,736

		4,116,426

France (12.8%)
Accor SA	105,497	4,928,209
Air Liquide SA	34,793	7,238,525
Airbus SE	39,575	7,288,974
AXA SA	126,676	4,757,971
BNP Paribas SA	238,956	16,978,555
Capgemini SE	14,200	3,267,686
Cie de Saint-Gobain SA	34,165	2,651,261
Danone SA	100,079	6,466,337
Edenred SE	79,300	4,231,442
EssilorLuxottica SA	20,645	4,670,618
Hermes International SCA	2,332	5,952,568
Kering SA	24,655	9,744,561
L’Oreal SA	16,011	7,577,006
LVMH Moet Hennessy Louis Vuitton SE	17,075	15,357,891
Pernod Ricard SA	13,511	2,185,723
Publicis Groupe SA	25,105	2,736,892
Safran SA	25,588	5,798,559
TotalEnergies SE	158,323	10,841,106
Valeo SE	242,681	3,034,452
Vinci SA	39,107	5,010,554
Worldline SA(m)*	238,000	2,947,677

		133,666,567

Germany (13.9%)
adidas AG	29,918	6,681,346
Allianz SE (Registered)	48,103	14,416,687
BASF SE	60,214	3,438,432
Bayer AG (Registered)	387,365	11,881,145
Bayerische Motoren Werke AG	78,106	9,012,948
Brenntag SE	43,500	3,664,292
Continental AG	93,220	6,728,160
Daimler Truck Holding AG	123,800	6,272,054
Deutsche Boerse AG	12,818	2,622,613
Deutsche Post AG	63,469	2,733,121
Deutsche Telekom AG (Registered)	233,939	5,678,665
Fresenius Medical Care AG	205,700	7,911,428
Fresenius SE & Co. KGaA	228,400	6,160,234
Henkel AG & Co. KGaA	45,230	3,257,647
Infineon Technologies AG	88,103	2,995,498
Mercedes-Benz Group AG	164,759	13,119,746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,383	4,578,565
SAP SE	83,970	16,348,058
Siemens AG (Registered)	74,079	14,142,666
thyssenkrupp AG	321,000	1,722,550
Volkswagen AG (Preference)(q)	13,912	1,843,701

		145,209,556

Hong Kong (1.0%)
Prudential plc	1,108,951	10,399,492

India (0.2%)
Axis Bank Ltd.	149,400	1,875,863

Indonesia (0.1%)
Bank Mandiri Persero Tbk. PT	1,361,400	622,526
Nickel Industries Ltd.(x)	38,546	20,346

		642,872

Ireland (0.1%)
Smurfit Kappa Group plc (Euronext Dublin)(x)	15,100	688,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Smurfit Kappa Group plc (London Stock Exchange)	14,493	$662,183

		1,350,788

Italy (2.8%)
Coca-Cola HBC AG	12,709	401,498
Enel SpA	524,089	3,459,765
Eni SpA	139,643	2,206,777
Ferrari NV	7,754	3,379,623
Intesa Sanpaolo SpA (Gettex Stock Exchange)*	56,000	203,510
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	3,064,188	11,117,403
Ryanair Holdings plc (ADR)	28,000	4,076,520
UniCredit SpA	114,067	4,328,677

		29,173,773

Japan (16.1%)
&Do Holdings Co. Ltd.	3,300	27,293
77 Bank Ltd. (The)	200	5,318
A&A Material Corp.	200	1,813
A&D HOLON Holdings Co. Ltd.	1,200	22,989
ABC-Mart, Inc.	2,400	45,446
Achilles Corp.	1,000	10,120
Acom Co. Ltd.	1,400	3,714
Adastria Co. Ltd.	760	19,254
ADEKA Corp.	3,100	65,162
Advan Group Co. Ltd.	1,400	10,617
Advance Create Co. Ltd.	200	1,373
Advanex, Inc.	200	1,873
Advantest Corp.(x)	17,900	791,653
Adways, Inc.	1,700	4,863
Aeon Co. Ltd.	23,299	551,616
Aeon Fantasy Co. Ltd.	400	6,278
AEON Financial Service Co. Ltd.	1,500	13,640
Aeon Hokkaido Corp.	900	5,571
Aeon Mall Co. Ltd.	3,160	37,199
AGC, Inc.	6,100	220,902
Ai Holdings Corp.	300	4,812
Aica Kogyo Co. Ltd.(x)	2,100	51,217
Aichi Corp.	2,100	14,857
Aichi Financial Group, Inc.	1,832	31,865
Aichi Steel Corp.	600	15,240
Aichi Tokei Denki Co. Ltd.	300	4,790
Aida Engineering Ltd.	3,300	19,293
Aiful Corp.	6,900	20,694
Aigan Co. Ltd.*	900	1,130
Ain Holdings, Inc.	1,000	35,969
Aiphone Co. Ltd.	800	16,013
Air Water, Inc.	3,600	56,136
Airport Facilities Co. Ltd.	1,200	4,828
Airtech Japan Ltd.	300	2,337
Aisan Industry Co. Ltd.(x)	1,500	16,637
Aisin Corp.(x)	4,248	172,777
Ajinomoto Co., Inc.(x)	15,400	572,948
Akebono Brake Industry Co. Ltd.*	5,700	5,422
Akita Bank Ltd. (The)	800	10,918
Alconix Corp.	800	7,584
Alfresa Holdings Corp.	6,100	88,369
Alleanza Holdings Co. Ltd.	111	764
Alpen Co. Ltd.	700	9,281
Alpha Corp.	300	3,296
Alpha Systems, Inc.	360	7,717
Alps Alpine Co. Ltd.(x)	6,032	47,238
Altech Co. Ltd.	500	997
Altech Corp.	1,100	19,867
Amada Co. Ltd.(x)	5,300	60,377
Amano Corp.	1,800	45,803
Amuse, Inc.	600	6,060
ANA Holdings, Inc.(x)	17,900	373,656
Anest Iwata Corp.	2,000	17,757
Anicom Holdings, Inc.	6,400	24,183
Anritsu Corp.	1,000	8,072
AOKI Holdings, Inc.	2,200	16,233
Aoyama Trading Co. Ltd.	1,600	17,693
Aozora Bank Ltd.(x)	2,100	33,967
Arakawa Chemical Industries Ltd.	1,000	7,656
Araya Industrial Co. Ltd.	200	5,060
Arclands Corp.	1,400	16,332
Arcs Co. Ltd.	1,500	30,916
ARE Holdings, Inc.(x)	2,400	30,424
Argo Graphics, Inc.	800	22,434
Ariake Japan Co. Ltd.	800	27,745
Arisawa Manufacturing Co. Ltd.	2,000	14,876
Artience Co. Ltd.	200	3,870
Artner Co. Ltd.	1,500	23,197
As One Corp.	3,000	52,358
Asahi Co. Ltd.	500	4,393
Asahi Diamond Industrial Co. Ltd.	4,000	25,208
Asahi Group Holdings Ltd.	14,300	523,710
Asahi Intecc Co. Ltd.	6,600	115,188
Asahi Kasei Corp.	46,200	337,848
Asahi Kogyosha Co. Ltd.	800	8,831
Asahi Net, Inc.	1,000	4,195
ASAHI YUKIZAI Corp.	800	27,692
Asanuma Corp.	800	21,033
Ashimori Industry Co. Ltd.	300	5,305
Asics Corp.	5,500	258,178
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	14,599
ASKUL Corp.	1,800	26,159
Astellas Pharma, Inc.	53,700	576,447
Astena Holdings Co. Ltd.	1,000	3,210
Atsugi Co. Ltd.*	1,100	4,033
Autobacs Seven Co. Ltd.	100	1,043
Avantia Co. Ltd.	1,000	5,668
Avex, Inc.	2,300	19,433
Awa Bank Ltd. (The)	100	1,833
Axell Corp.(x)	400	5,094
Axial Retailing, Inc.	2,800	18,959
Azbil Corp.(x)	4,600	126,684
AZ-COM MARUWA Holdings, Inc.	2,000	17,876
Azuma Shipping Co. Ltd.	600	1,189
Bandai Namco Holdings, Inc.(x)	18,000	332,699
Bando Chemical Industries Ltd.	2,000	24,746
Bank of Iwate Ltd. (The)	800	13,518
Bank of Nagoya Ltd. (The)	99	4,231
Bank of Saga Ltd. (The)	700	9,752
Bank of the Ryukyus Ltd.	2,500	19,603
BayCurrent Consulting, Inc.	5,000	97,833
Beenos, Inc.	1,700	23,269
Belc Co. Ltd.	600	27,507
Belluna Co. Ltd.	3,000	12,168
Benefit One, Inc.*	3,700	52,831
Bic Camera, Inc.	3,000	25,386
BIPROGY, Inc.	2,100	62,190
BML, Inc.	1,400	26,894
Bookoff Group Holdings Ltd.	700	6,677
BP Castrol KK	500	3,343
Bridgestone Corp.	17,900	791,180
Brother Industries Ltd.(x)	8,200	151,617
Bunka Shutter Co. Ltd.	3,000	33,631
CAC Holdings Corp.	700	8,638
Calbee, Inc.	2,900	65,364
Can Do Co. Ltd.	1,000	18,232
Canare Electric Co. Ltd.	100	1,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Canon Electronics, Inc.	1,100	$17,774
Canon Marketing Japan, Inc.	2,300	67,581
Canon, Inc.(x)	30,400	903,887
Capcom Co. Ltd.	11,200	209,084
Carlit Holdings Co. Ltd.	1,000	7,022
Casio Computer Co. Ltd.(x)	5,700	49,100
Cawachi Ltd.	800	13,941
Central Glass Co. Ltd.(x)	1,100	20,688
Central Japan Railway Co.(x)	22,000	545,277
Central Security Patrols Co. Ltd.	500	8,707
Central Sports Co. Ltd.(x)	400	6,595
Change Holdings, Inc.(x)	1,000	8,429
Chiba Bank Ltd. (The)(x)	15,800	131,249
Chiba Kogyo Bank Ltd. (The)	2,300	15,923
Chilled & Frozen Logistics Holdings Co. Ltd.	400	8,138
Chino Corp.	400	6,923
Chiyoda Co. Ltd.	1,600	9,365
Chiyoda Integre Co. Ltd.	400	7,322
Chofu Seisakusho Co. Ltd.	1,200	17,067
Chori Co. Ltd.(x)	800	17,810
Chubu Electric Power Co., Inc.	24,300	316,953
Chubu Shiryo Co. Ltd.	1,200	9,394
Chudenko Corp.	700	13,863
Chuetsu Pulp & Paper Co. Ltd.	400	4,978
Chugai Pharmaceutical Co. Ltd.	19,100	727,511
Chugai Ro Co. Ltd.	400	8,072
Chugin Financial Group, Inc.	700	5,942
Chugoku Electric Power Co., Inc. (The)(x)	9,800	73,672
Chugoku Marine Paints Ltd.(x)	3,000	43,936
Chuo Spring Co. Ltd.	400	2,764
CI Takiron Corp.	3,000	13,317
Citizen Watch Co. Ltd.	2,700	17,711
CKD Corp.(x)	1,400	27,883
Cleanup Corp.	1,200	6,207
CMK Corp.	2,400	9,750
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	36,422
COLOPL, Inc.	1,700	6,918
Colowide Co. Ltd.(x)	2,300	32,598
Computer Engineering & Consulting Ltd.	1,600	16,298
Computer Institute of Japan Ltd.	4,320	16,552
COMSYS Holdings Corp.(x)	2,314	54,021
Concordia Financial Group Ltd.(x)	34,446	172,753
Core Corp.	400	4,957
Corona Corp., Class A	500	3,174
Cosel Co. Ltd.	1,800	17,919
Cosmo Energy Holdings Co. Ltd.	2,200	110,044
Cosmos Pharmaceutical Corp.	600	56,817
Create Medic Co. Ltd.	300	1,895
Create Restaurants Holdings, Inc.	3,900	26,562
Create SD Holdings Co. Ltd.	100	2,173
Credit Saison Co. Ltd.(x)	4,700	96,465
Cresco Ltd.	600	8,482
CTI Engineering Co. Ltd.	700	23,722
CyberAgent, Inc.	13,600	98,644
Cybozu, Inc.	2,000	23,187
Dai Nippon Printing Co. Ltd.	6,900	210,674
Dai Nippon Toryo Co. Ltd.	1,400	10,830
Daicel Corp.	8,200	80,684
Dai-Dan Co. Ltd.	1,000	15,854
Daido Kogyo Co. Ltd.	400	2,013
Daido Metal Co. Ltd.	1,000	4,426
Daido Steel Co. Ltd.(x)	6,000	69,302
Daidoh Ltd.(x)	1,600	6,849
Daifuku Co. Ltd.	10,500	250,327
Daihen Corp.(x)	600	37,218
Daiho Corp.	800	18,232
Daiichi Jitsugyo Co. Ltd.	1,200	16,774
Dai-ichi Life Holdings, Inc.	30,200	768,067
Daiichi Sankyo Co. Ltd.	53,300	1,689,347
Daiichikosho Co. Ltd.	1,800	22,723
Daiken Medical Co. Ltd.	400	1,501
Daiki Aluminium Industry Co. Ltd.	2,000	16,171
Daikin Industries Ltd.(x)	7,400	1,007,491
Daikoku Denki Co. Ltd.(x)	500	13,261
Dainichi Co. Ltd.	600	2,782
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	15,579
Daio Paper Corp.(x)	2,800	21,641
Daiseki Co. Ltd.	1,279	31,134
Daishi Hokuetsu Financial Group, Inc.	1,050	30,797
Daisue Construction Co. Ltd.	400	4,262
Daisyo Corp.*	600	4,883
Daito Bank Ltd. (The)	700	3,570
Daito Trust Construction Co. Ltd.	2,300	261,633
Daitobo Co. Ltd.	1,000	614
Daitron Co. Ltd.	500	11,676
Daiwa House Industry Co. Ltd.	18,000	533,532
Daiwa Industries Ltd.	1,000	10,517
Daiwa Securities Group, Inc.	45,900	347,479
Daiwabo Holdings Co. Ltd.	3,050	50,853
Danto Holdings Corp.*	1,000	7,511
DCM Holdings Co. Ltd.	5,800	56,015
Dear Life Co. Ltd.	1,000	6,897
DeNA Co. Ltd.(x)*	4,000	39,464
Denka Co. Ltd.(x)	2,600	40,448
Denso Corp.	51,700	985,299
Dentsu Group, Inc.	6,700	185,447
Dentsu Soken, Inc.	1,400	45,594
Denyo Co. Ltd.	1,100	17,025
Descente Ltd.	1,700	38,182
Dexerials Corp.(x)	1,500	65,002
DIC Corp.	2,699	51,438
Digital Arts, Inc.	400	11,428
Digital Garage, Inc.	1,700	36,834
Dijet Industrial Co. Ltd.	100	559
dip Corp.	1,200	21,895
Disco Corp.	3,000	1,093,738
DKK Co. Ltd.	600	8,450
DKS Co. Ltd.	400	9,433
DMG Mori Co. Ltd.(x)	3,900	102,562
Doshisha Co. Ltd.	1,000	13,767
Doutor Nichires Holdings Co. Ltd.	2,100	28,480
Dowa Holdings Co. Ltd.(x)	1,800	61,855
DTS Corp.	2,200	57,333
Duskin Co. Ltd.	100	2,130
DyDo Group Holdings, Inc.	1,000	18,034
Dynic Corp.	400	2,000
Eagle Industry Co. Ltd.	1,000	12,029
Earth Corp.	100	2,808
East Japan Railway Co.(x)	32,400	620,583
Ebara Corp.	2,700	244,084
Ebara Jitsugyo Co. Ltd.	600	14,090
Echo Trading Co. Ltd.	300	2,457
Econach Holdings Co. Ltd.*	750	694
Eco’s Co. Ltd.	400	6,046
eGuarantee, Inc.	1,600	18,898
Ehime Bank Ltd. (The)	1,400	10,386
Eiken Chemical Co. Ltd.(x)	2,000	25,961
Eisai Co. Ltd.	7,900	325,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Eizo Corp.	100	$3,395
Elecom Co. Ltd.(x)	1,400	14,335
Electric Power Development Co. Ltd.(x)	3,700	60,603
Elematec Corp.	1,800	22,699
ENEOS Holdings, Inc.	94,750	454,848
en-Japan, Inc.	1,100	19,271
Enplas Corp.(x)	200	9,552
Enshu Ltd.	200	898
eRex Co. Ltd.(x)*	1,900	8,648
Escrow Agent Japan, Inc.	27,600	28,442
Eslead Corp.	500	11,428
ESPEC Corp.	1,200	23,742
euglena Co. Ltd.(x)*	8,500	33,971
Exedy Corp.(x)	1,500	29,974
EXEO Group, Inc.(x)	6,116	64,764
Ezaki Glico Co. Ltd.	900	25,089
Faith, Inc.	400	1,210
FALCO HOLDINGS Co. Ltd.	600	9,207
Fancl Corp.	4,500	59,810
FANUC Corp.	29,700	827,943
Fast Retailing Co. Ltd.	2,900	894,828
FCC Co. Ltd.	1,800	26,100
Feed One Co. Ltd.	1,504	9,637
Felissimo Corp.	300	1,823
FIDEA Holdings Co. Ltd.	700	7,338
Financial Partners Group Co. Ltd.	1,800	25,232
FINDEX, Inc.	1,700	12,544
First Baking Co. Ltd.*	100	423
Food & Life Cos. Ltd.	3,200	61,271
Foster Electric Co. Ltd.	1,100	8,909
FP Corp.	800	14,493
France Bed Holdings Co. Ltd.(x)	1,600	13,444
F-Tech, Inc.	400	1,982
Fudo Tetra Corp.	980	13,232
Fuji Co. Ltd.	1,300	15,853
Fuji Corp.	1,700	29,922
Fuji Corp. Ltd.	1,200	5,929
Fuji Electric Co. Ltd.(x)	4,200	280,222
Fuji Kosan Co. Ltd.	400	4,907
Fuji Kyuko Co. Ltd.	1,500	38,694
Fuji Media Holdings, Inc.	7,700	93,033
Fuji Oil Co. Ltd.	3,300	10,224
Fuji Oil Holdings, Inc.	1,600	25,028
Fuji Seal International, Inc.	2,400	31,391
Fuji Soft, Inc.	1,300	51,354
Fujibo Holdings, Inc.	500	14,401
Fujicco Co. Ltd.	1,000	12,538
FUJIFILM Holdings Corp.	35,610	796,979
Fujikura Composites, Inc.	800	7,414
Fujikura Kasei Co. Ltd.	1,600	5,010
Fujikura Ltd.	8,400	123,742
Fujimi, Inc.	1,800	41,082
Fujimori Kogyo Co. Ltd.	900	25,386
Fujita Kanko, Inc.*	300	14,447
Fujitec Co. Ltd.(x)	1,400	34,662
Fujitsu General Ltd.	2,000	24,726
Fujitsu Ltd.	288,000	4,599,287
Fujiya Co. Ltd.	700	11,537
FuKoKu Co. Ltd.	500	6,110
Fukuda Corp.	200	7,399
Fukui Bank Ltd. (The)	1,000	12,802
Fukui Computer Holdings, Inc.	400	6,817
Fukuoka Financial Group, Inc.	4,784	127,295
Fukushima Bank Ltd. (The)	1,500	3,072
Fukushima Galilei Co. Ltd.	600	23,543
Fukuyama Transporting Co. Ltd.	400	9,446
FULLCAST Holdings Co. Ltd.	1,000	9,532
Funai Soken Holdings, Inc.	2,340	38,320
Furukawa Co. Ltd.	2,100	25,164
Furukawa Electric Co. Ltd.(x)	2,300	48,361
Fuso Pharmaceutical Industries Ltd.	400	5,766
Futaba Corp.*	2,100	7,172
Futaba Industrial Co. Ltd.	3,500	27,121
Future Corp.	2,000	21,971
Fuyo General Lease Co. Ltd.	600	53,230
G-7 Holdings, Inc.	1,200	11,336
Gakken Holdings Co. Ltd.	2,000	12,261
Gakujo Co. Ltd.	400	4,756
Gecoss Corp.	800	6,051
Genki Sushi Co. Ltd.	600	12,564
Geo Holdings Corp.	300	3,759
giftee, Inc.(x)*	1,900	16,781
GLOBERIDE, Inc.	1,000	13,265
Glory Ltd.	200	3,761
GMO internet group, Inc.	3,400	61,383
GMO Payment Gateway, Inc.	1,500	96,463
Godo Steel Ltd.	700	26,404
Goldcrest Co. Ltd.	1,100	18,391
Goldwin, Inc.(x)	1,300	82,476
Gourmet Kineya Co. Ltd.(x)*	4,200	30,547
Gree, Inc.	5,100	16,205
GS Yuasa Corp.	2,800	58,042
GSI Creos Corp.	600	9,386
Gun-Ei Chemical Industry Co. Ltd.	300	7,442
GungHo Online Entertainment, Inc.	800	12,776
Gunma Bank Ltd. (The)(x)	14,200	80,296
Gunze Ltd.	800	28,643
Gurunavi, Inc.*	2,000	3,937
H.U. Group Holdings, Inc.(x)	900	14,652
H2O Retailing Corp.	4,760	60,718
Hachijuni Bank Ltd. (The)(x)	11,016	74,117
Hakudo Co. Ltd.(x)	400	6,632
Hakuhodo DY Holdings, Inc.	7,400	66,482
Hakuto Co. Ltd.	700	25,710
Hakuyosha Co. Ltd.	100	1,844
Hamakyorex Co. Ltd.	600	15,180
Hamamatsu Photonics KK	5,200	182,539
Hankyu Hanshin Holdings, Inc.	8,400	240,381
Hanwa Co. Ltd.	1,300	50,581
Happinet Corp.	600	12,010
Hard Off Corp. Co. Ltd.	500	5,552
Harima Chemicals Group, Inc.	1,100	6,714
Haruyama Holdings, Inc.	500	2,074
Haseko Corp.(x)	5,100	62,882
Hayashikane Sangyo Co. Ltd.	400	1,511
Hazama Ando Corp.	4,020	31,229
Heiwa Corp.	1,820	23,805
Heiwa Real Estate Co. Ltd.	700	18,312
Helios Techno Holding Co. Ltd.	1,100	3,844
Hibiya Engineering Ltd.	1,800	34,958
Hiday Hidaka Corp.(x)	1,640	29,002
Hikari Tsushin, Inc.	600	112,287
Hino Motors Ltd.*	3,500	11,678
Hirakawa Hewtech Corp.	400	3,554
Hirogin Holdings, Inc.(x)	10,000	71,542
Hirose Electric Co. Ltd.	1,023	104,746
HIS Co. Ltd.(x)*	3,100	38,970
Hisaka Works Ltd.	1,000	6,712
Hisamitsu Pharmaceutical Co., Inc.	1,900	49,113
Hitachi Construction Machinery Co. Ltd.(x)	2,700	81,118
Hitachi Ltd.	29,628	2,692,120
Hitachi Zosen Corp.(x)	5,100	44,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Hochiki Corp.	1,000	$14,315
Hodogaya Chemical Co. Ltd.	200	4,723
Hokkaido Electric Power Co., Inc.	7,100	38,661
Hokkaido Gas Co. Ltd.	400	6,675
Hokkan Holdings Ltd.	600	7,404
Hokko Chemical Industry Co. Ltd.	1,000	8,231
Hokkoku Financial Holdings, Inc.	500	16,416
Hokuetsu Corp.(x)	2,300	28,138
Hokuhoku Financial Group, Inc.	2,900	36,590
Hokuriku Electric Industry Co. Ltd.	400	3,662
Hokuriku Electric Power Co.	7,800	41,267
Hokushin Co. Ltd.(x)	800	655
Hokuto Corp.	1,400	16,924
Honda Motor Co. Ltd.	148,700	1,830,509
Honeys Holdings Co. Ltd.	1,080	12,350
Hoosiers Holdings Co. Ltd.	2,000	14,480
Horiba Ltd.	1,400	144,596
Hoshizaki Corp.	4,000	145,409
Hosiden Corp.	600	7,606
Hosokawa Micron Corp.	800	25,076
House Foods Group, Inc.	1,400	28,448
House of Rose Co. Ltd.(x)	2,700	28,537
Howa Machinery Ltd.	600	3,242
Hoya Corp.	12,300	1,530,390
Hulic Co. Ltd.	14,800	151,539
Hyakugo Bank Ltd. (The)	11,000	46,433
Hyakujushi Bank Ltd. (The)	1,400	26,940
HYPER, Inc.	8,200	16,576
Ibiden Co. Ltd.(x)	3,700	164,640
Ichibanya Co. Ltd.	4,000	31,603
Ichigo, Inc.	10,100	29,090
Ichiken Co. Ltd.	200	3,298
Ichikoh Industries Ltd.	2,000	7,187
Ichinen Holdings Co. Ltd.	1,300	14,994
Ichiyoshi Securities Co. Ltd.	2,700	14,822
Icom, Inc.	600	13,456
Idec Corp.	1,400	24,647
Idemitsu Kosan Co. Ltd.(x)	24,210	165,206
IDOM, Inc.	3,300	22,759
IHI Corp.(x)	4,600	122,551
Iida Group Holdings Co. Ltd.(x)	5,976	77,039
Iino Kaiun Kaisha Ltd.(x)	500	4,152
Ikegami Tsushinki Co. Ltd.	300	1,679
Imasen Electric Industrial	800	3,366
Impress Holdings, Inc.	1,000	1,123
Inaba Denki Sangyo Co. Ltd.	200	4,624
Inaba Seisakusho Co. Ltd.	600	7,158
Inageya Co. Ltd.(x)	1,000	9,222
Ines Corp.	1,600	16,393
I-Net Corp.	550	8,266
Infocom Corp.	1,100	19,365
Infomart Corp.	6,800	18,462
INFRONEER Holdings, Inc.(x)	6,012	57,507
Inpex Corp.	28,700	435,960
Intage Holdings, Inc.	300	3,129
Integrated Design & Engineering Holdings Co. Ltd.	800	22,777
Internet Initiative Japan, Inc.	2,900	53,994
Inui Global Logistics Co. Ltd.	490	3,444
I’rom Group Co. Ltd.	300	3,748
Iseki & Co. Ltd.	1,300	8,777
Isetan Mitsukoshi Holdings Ltd.(x)	10,500	169,937
Ishihara Sangyo Kaisha Ltd.	2,100	23,944
Ishii Iron Works Co. Ltd.	100	1,860
Ishikawa Seisakusho Ltd.*	200	1,772
Ishizuka Glass Co. Ltd.	100	1,930
Isuzu Motors Ltd.	19,100	257,266
Itfor, Inc.	1,300	11,576
Ito En Ltd.	2,100	51,300
ITOCHU Corp.(x)	42,400	1,810,501
Itochu Enex Co. Ltd.	2,700	27,771
Itochu-Shokuhin Co. Ltd.	300	14,229
Itoham Yonekyu Holdings, Inc.	14	367
Itoki Corp.	2,600	29,730
IwaiCosmo Holdings, Inc.	1,100	16,132
Iwatani Corp.	1,400	75,309
Iwatsu Electric Co. Ltd.	500	2,253
Iyogin Holdings, Inc.	9,100	70,153
Izumi Co. Ltd.	1,700	38,912
Izutsuya Co. Ltd.	600	1,502
J Front Retailing Co. Ltd.	9,500	105,242
Jaccs Co. Ltd.	700	25,340
JAFCO Group Co. Ltd.(x)*	2,200	27,140
JANOME Corp.	1,200	5,430
Japan Airlines Co. Ltd.	15,200	288,276
Japan Airport Terminal Co. Ltd.	2,100	82,804
Japan Asia Investment Co. Ltd.*	800	1,200
Japan Aviation Electronics Industry Ltd.	2,000	32,686
Japan Cash Machine Co. Ltd.	1,100	9,526
Japan Communications, Inc.*	1,100	1,490
Japan Display, Inc.(x)*	17,300	2,743
Japan Electronic Materials Corp.	500	8,773
Japan Elevator Service Holdings Co. Ltd.	2,200	35,838
Japan Exchange Group, Inc.	15,700	423,666
Japan Foods Co. Ltd.	100	961
Japan Foundation Engineering Co. Ltd.	1,700	5,615
Japan Lifeline Co. Ltd.	1,800	14,328
Japan Material Co. Ltd.	1,900	30,198
Japan Medical Dynamic Marketing, Inc.	1,000	4,783
Japan Oil Transportation Co. Ltd.	100	1,924
Japan Petroleum Exploration Co. Ltd.(x)	600	27,111
Japan Post Bank Co. Ltd.(x)	66,000	708,482
Japan Post Holdings Co. Ltd.(x)	75,900	763,362
Japan Post Insurance Co. Ltd.(x)	6,500	124,070
Japan Property Management Center Co. Ltd.	200	1,617
Japan Pulp & Paper Co. Ltd.	600	20,491
Japan Securities Finance Co. Ltd.	2,346	25,803
Japan Steel Works Ltd. (The)	1,700	37,767
Japan Tobacco, Inc.	36,500	971,212
Japan Transcity Corp.	2,000	8,746
Japan Wool Textile Co. Ltd. (The)(x)	4,000	38,393
Jastec Co. Ltd.	700	6,686
JBCC Holdings, Inc.	1,000	21,766
JCR Pharmaceuticals Co. Ltd.(x)	3,500	19,791
JCU Corp.	800	20,267
Jeol Ltd.	2,000	82,389
JFE Holdings, Inc.	16,744	276,357
JGC Holdings Corp.	6,600	64,526
JINS Holdings, Inc.	500	14,120
JK Holdings Co. Ltd.	1,100	7,702
JMDC, Inc.*	800	19,295
JMS Co. Ltd.	500	1,737
Joban Kosan Co. Ltd.(x)*	3,700	29,770
J-Oil Mills, Inc.	1,000	12,782
Joshin Denki Co. Ltd.	1,000	15,200
JSP Corp.	800	11,901
JSR Corp.*	6,200	177,342
JTEKT Corp.(x)	7,500	70,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Juki Corp.	1,400	$5,281
Juroku Financial Group, Inc.	1,500	46,472
Justsystems Corp.	900	15,749
JVCKenwood Corp.(x)	5,800	35,556
K&O Energy Group, Inc.	500	10,503
Kadokawa Corp.(x)	3,468	60,709
Kaga Electronics Co. Ltd.	400	16,938
Kajima Corp.	13,600	278,055
Kakaku.com, Inc.	5,200	62,948
Kaken Pharmaceutical Co. Ltd.	500	11,283
Kamei Corp.	1,000	13,608
Kamigumi Co. Ltd.(x)	400	8,786
Kanaden Corp.	1,000	9,982
Kanagawa Chuo Kotsu Co. Ltd.	200	4,149
Kanamoto Co. Ltd.	1,000	17,823
Kandenko Co. Ltd.	2,900	33,008
Kaneka Corp.	400	9,922
Kanematsu Corp.	2,500	42,525
Kansai Electric Power Co., Inc. (The)(x)	24,100	342,125
Kansai Food Market Ltd.	200	2,327
Kansai Paint Co. Ltd.(x)	5,700	81,275
Kanto Denka Kogyo Co. Ltd.	2,000	13,278
Kao Corp.	14,900	556,708
Kappa Create Co. Ltd.(x)*	1,800	19,132
Kasai Kogyo Co. Ltd.*	1,000	1,618
Katakura & Co-op Agri Corp.(x)	55	388
Katakura Industries Co. Ltd.	1,400	17,729
Katitas Co. Ltd.(x)	1,700	22,112
Kato Sangyo Co. Ltd.	100	2,992
Kato Works Co. Ltd.	400	4,003
KAWADA TECHNOLOGIES, Inc.	600	12,901
Kawai Musical Instruments Manufacturing Co. Ltd.	400	9,473
Kawasaki Heavy Industries Ltd.	5,200	170,207
Kawasaki Kisen Kaisha Ltd.(x)	13,791	185,165
KDDI Corp.(x)	47,300	1,396,066
KeePer Technical Laboratory Co. Ltd.	400	13,106
Keihan Holdings Co. Ltd.	3,200	70,815
Keihanshin Building Co. Ltd.	1,400	14,196
Keihin Co. Ltd.	200	2,630
Keikyu Corp.	8,400	77,075
Keio Corp.(x)	3,600	98,478
Keisei Electric Railway Co. Ltd.	3,964	160,623
Keiyo Bank Ltd. (The)	2,500	12,469
Kewpie Corp.	2,400	44,463
Key Coffee, Inc.	1,200	15,862
Keyence Corp.	6,060	2,805,822
KH Neochem Co. Ltd.	1,500	22,642
Kikkoman Corp.	21,500	274,964
Kimoto Co. Ltd.	2,200	3,299
Kimura Chemical Plants Co. Ltd.	1,100	5,087
Kimura Unity Co. Ltd.	400	4,479
Kinden Corp.	5,000	86,834
King Jim Co. Ltd.	1,000	5,892
Kinki Sharyo Co. Ltd. (The)	100	1,585
Kintetsu Department Store Co. Ltd.	100	1,563
Kintetsu Group Holdings Co. Ltd.(x)	6,600	191,835
Kirin Holdings Co. Ltd.	26,500	367,968
Kisoji Co. Ltd.	1,400	23,805
Kissei Pharmaceutical Co. Ltd.	1,200	28,022
Ki-Star Real Estate Co. Ltd.	900	22,206
Kitagawa Corp.	500	5,456
Kita-Nippon Bank Ltd. (The)	300	4,857
Kitano Construction Corp.	300	7,154
Kitazawa Sangyo Co. Ltd.	1,000	2,319
Kitz Corp.	5,100	45,616
Kiyo Bank Ltd. (The)	1,900	23,257
KNT-CT Holdings Co. Ltd.*	400	3,580
Koa Corp.(x)	1,500	14,516
Koatsu Gas Kogyo Co. Ltd.	1,000	5,919
Kobayashi Pharmaceutical Co. Ltd.	700	22,681
Kobayashi Yoko Co. Ltd.	300	912
Kobe Bussan Co. Ltd.	6,000	146,968
Kobe Steel Ltd.(x)	12,900	174,182
Koei Tecmo Holdings Co. Ltd.	3,524	37,445
Kohnan Shoji Co. Ltd.	1,100	31,682
Kohsoku Corp.	700	10,575
Koito Manufacturing Co. Ltd.	8,400	112,921
Kojima Co. Ltd.	1,500	8,086
Kokuyo Co. Ltd.	3,400	55,443
KOMAIHALTEC, Inc.	200	2,782
Komatsu Ltd.	128,090	3,776,362
Komatsu Matere Co. Ltd.	2,000	10,147
Komatsu Wall Industry Co. Ltd.	400	8,389
KOMEDA Holdings Co. Ltd.	1,400	24,915
Komeri Co. Ltd.	100	2,276
Komori Corp.(x)	3,400	27,536
Konaka Co. Ltd.	1,400	3,736
Konami Group Corp.	2,300	156,038
Konica Minolta, Inc.(x)	16,600	54,138
Konishi Co. Ltd.	4,000	40,507
Kosaido Holdings Co. Ltd.	4,500	19,471
Kose Corp.	1,000	53,428
Kose R E Co. Ltd.	800	4,296
Kosei Securities Co. Ltd. (The)*	200	1,093
Kotobuki Spirits Co. Ltd.	4,000	50,099
Kourakuen Holdings Corp.*	700	6,280
Krosaki Harima Corp.	800	18,523
KRS Corp.	600	4,598
K’s Holdings Corp.	2,300	19,752
Kubota Corp.	33,800	528,390
Kumagai Gumi Co. Ltd.	1,000	27,183
Kumiai Chemical Industry Co. Ltd.	1,340	7,303
Kura Sushi, Inc.	1,200	37,019
Kurabo Industries Ltd.	1,200	27,507
Kuraray Co. Ltd.	8,200	87,509
Kuraudia Holdings Co. Ltd.	200	576
Kureha Corp.(x)	2,400	43,187
Kurimoto Ltd.	600	15,636
Kurita Water Industries Ltd.	3,500	144,596
Kusuri no Aoki Holdings Co. Ltd.	2,400	49,433
KYB Corp.	700	23,676
Kyocera Corp.	39,600	526,718
Kyodo Printing Co. Ltd.	300	6,778
Kyoei Sangyo Co. Ltd.	100	1,868
Kyoei Steel Ltd.	1,300	20,224
Kyoei Tanker Co. Ltd.	200	1,436
Kyokuto Boeki Kaisha Ltd.	400	5,499
Kyokuto Kaihatsu Kogyo Co. Ltd.(x)	2,300	38,850
Kyokuto Securities Co. Ltd.	1,600	16,795
Kyokuyo Co. Ltd.	500	12,221
Kyorin Pharmaceutical Co. Ltd.	400	4,801
Kyoritsu Co. Ltd.	1,000	1,215
Kyoritsu Maintenance Co. Ltd.(x)	2,400	54,855
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,831
Kyoto Financial Group, Inc.(x)	6,800	122,250
Kyowa Electronic Instruments Co. Ltd.	1,000	2,808
Kyowa Kirin Co. Ltd.	8,600	154,241
Kyowa Leather Cloth Co. Ltd.	700	3,690
Kyudenko Corp.(x)	1,000	41,359
Kyushu Electric Power Co., Inc.	13,800	123,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Kyushu Financial Group, Inc.	11,070	$81,500
Kyushu Railway Co.	4,100	93,386
Land Business Co. Ltd.	1,000	1,797
LAND Co. Ltd.	1,300	69
Lasertec Corp.	2,900	822,414
Lawson, Inc.	1,300	88,753
LEC, Inc.	1,200	9,108
Leopalace21 Corp.	7,300	24,497
Life Corp.	700	17,918
Link And Motivation, Inc.(x)	5,900	21,124
Lintec Corp.	900	18,490
Lion Corp.	6,100	54,480
Lixil Corp.	9,140	112,363
Look Holdings, Inc.	400	6,941
LY Corp.(x)	95,600	241,558
M&A Capital Partners Co. Ltd.	900	13,276
M3, Inc.(x)	14,500	207,759
Mabuchi Motor Co. Ltd.	3,200	58,142
Macnica Holdings, Inc.(x)	1,850	90,141
Maezawa Industries, Inc.	900	6,480
Maezawa Kasei Industries Co. Ltd.(x)	900	10,131
Maezawa Kyuso Industries Co. Ltd.	800	6,622
Makino Milling Machine Co. Ltd.	500	20,709
Makita Corp.	7,200	203,329
Management Solutions Co. Ltd.	300	4,185
Mandom Corp.	1,400	12,328
Mani, Inc.	3,300	43,010
Marche Corp.*	300	525
Mars Group Holdings Corp.	600	12,941
Marubeni Construction Material Lease Co. Ltd.	100	1,980
Marubeni Corp.	54,400	938,111
Marubun Corp.	900	9,019
Marudai Food Co. Ltd.	1,200	12,810
Maruha Nichiro Corp.	1,300	25,389
Marui Group Co. Ltd.	5,000	79,948
Maruichi Steel Tube Ltd.(x)	400	10,638
MARUKA FURUSATO Corp.	1,216	17,696
Marusan Securities Co. Ltd.	3,900	27,515
Maruwa Co. Ltd.	300	62,525
Maruwn Corp.	600	1,130
Maruyama Manufacturing Co., Inc.	200	3,229
Maruzen CHI Holdings Co. Ltd.	600	1,312
Maruzen Showa Unyu Co. Ltd.	800	24,468
Matsuda Sangyo Co. Ltd.	800	12,953
Matsui Construction Co. Ltd.	1,000	5,945
Matsui Securities Co. Ltd.	1,000	5,450
MatsukiyoCocokara & Co.(x)	12,360	197,958
Matsuya Co. Ltd.	2,200	15,550
Matsuyafoods Holdings Co. Ltd.	500	18,596
Max Co. Ltd.	2,000	42,013
Mazda Motor Corp.(x)	19,300	224,580
Mebuki Financial Group, Inc.(x)	32,760	107,317
MEC Co. Ltd.	800	21,271
Media Do Co. Ltd.	2,200	21,683
Medical System Network Co. Ltd.	400	1,712
Medipal Holdings Corp.	5,700	87,017
Medley, Inc.*	900	26,605
Megachips Corp.(x)*	1,100	27,976
Megmilk Snow Brand Co. Ltd.	400	7,092
Meidensha Corp.	800	15,019
Meiji Holdings Co. Ltd.(x)	4,600	100,277
Meiji Shipping Group Co. Ltd.	1,100	5,617
Meiko Electronics Co. Ltd.	1,000	35,275
Meiko Network Japan Co. Ltd.	900	4,293
MEITEC Group Holdings, Inc.(x)	3,000	57,858
Meito Sangyo Co. Ltd.	600	7,008
Meiwa Corp.	900	3,900
Meiwa Estate Co. Ltd.	700	4,869
Melco Holdings, Inc.	600	14,348
Menicon Co. Ltd.(x)	2,900	29,703
Mercari, Inc.(x)*	3,600	45,862
Midac Holdings Co. Ltd.	1,500	15,666
Milbon Co. Ltd.	1,140	23,918
Mimasu Semiconductor Industry Co. Ltd.	1,000	20,214
Minebea Mitsumi, Inc.(x)	10,737	209,307
Ministop Co. Ltd.	900	8,995
Mirait One Corp.	3,600	44,269
Mirarth Holdings, Inc.	4,400	14,446
MISUMI Group, Inc.	10,900	151,317
Mitachi Co. Ltd.	200	1,628
Mitani Sekisan Co. Ltd.	800	31,708
Mito Securities Co. Ltd.	3,000	9,750
Mitsuba Corp.	2,000	21,548
Mitsubishi Chemical Group Corp.	38,220	232,102
Mitsubishi Corp.	123,930	2,851,422
Mitsubishi Electric Corp.	68,300	1,137,657
Mitsubishi Estate Co. Ltd.	37,000	670,927
Mitsubishi Gas Chemical Co., Inc.(x)	4,500	75,238
Mitsubishi HC Capital, Inc.	25,820	179,519
Mitsubishi Heavy Industries Ltd.	108,000	973,841
Mitsubishi Kakoki Kaisha Ltd.	300	8,036
Mitsubishi Logisnext Co. Ltd.	1,000	12,089
Mitsubishi Logistics Corp.	1,200	38,763
Mitsubishi Materials Corp.	2,200	41,274
Mitsubishi Motors Corp.(x)	26,200	85,758
Mitsubishi Paper Mills Ltd.	1,800	7,075
Mitsubishi Pencil Co. Ltd.	2,000	33,386
Mitsubishi Research Institute, Inc.	400	13,066
Mitsubishi Shokuhin Co. Ltd.	1,100	40,329
Mitsubishi Steel Manufacturing Co. Ltd.	700	6,710
Mitsubishi UFJ Financial Group, Inc.	365,800	3,709,228
Mitsuboshi Belting Ltd.(x)	1,500	45,927
Mitsui & Co. Ltd.	48,400	2,251,825
Mitsui Chemicals, Inc.(x)	5,331	155,866
Mitsui DM Sugar Holdings Co. Ltd.	1,000	20,544
Mitsui E&S Co. Ltd.(x)	3,400	42,741
Mitsui Fudosan Co. Ltd.	79,800	855,828
Mitsui High-Tec, Inc.	800	45,279
Mitsui Matsushima Holdings Co. Ltd.(x)	800	15,299
Mitsui Mining & Smelting Co. Ltd.	1,600	48,820
Mitsui OSK Lines Ltd.(x)	11,300	344,270
Mitsui-Soko Holdings Co. Ltd.	1,000	30,817
Mitsumura Printing Co. Ltd.	100	1,084
Mitsuuroko Group Holdings Co. Ltd.(x)	1,900	17,697
Miura Co. Ltd.	3,000	57,937
Miyaji Engineering Group, Inc.	800	22,460
Miyakoshi Holdings, Inc.*	300	2,697
Miyazaki Bank Ltd. (The)	800	15,188
Miyoshi Oil & Fat Co. Ltd.	400	3,385
Mizuho Financial Group, Inc.	81,037	1,599,541
Mizuho Leasing Co. Ltd.	8,500	62,495
Mizuno Corp.(x)	200	8,323
Mochida Pharmaceutical Co. Ltd.	1,000	21,106
Modec, Inc.	1,000	20,115
Monex Group, Inc.	7,000	41,340
Money Forward, Inc.*	1,700	75,522
MonotaRO Co. Ltd.	11,900	142,677
Morinaga & Co. Ltd.	1,600	27,417
Morinaga Milk Industry Co. Ltd.	1,000	20,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Morita Holdings Corp.	2,000	$21,601
Morozoff Ltd.	400	11,190
Mortgage Service Japan Ltd.(x)	4,900	16,443
Mory Industries, Inc.	400	16,462
MOS Food Services, Inc.	100	2,266
MrMax Holdings Ltd.	1,200	4,978
MS&AD Insurance Group Holdings, Inc.	42,900	755,100
Murata Manufacturing Co. Ltd.	55,485	1,038,923
Musashi Seimitsu Industry Co. Ltd.	2,400	26,683
Musashino Bank Ltd. (The)(x)	1,900	36,675
Mutoh Holdings Co. Ltd.	100	1,517
Nabtesco Corp.	3,800	63,497
NAC Co. Ltd.	800	2,817
Nachi-Fujikoshi Corp.	500	11,412
Nagaileben Co. Ltd.	1,200	18,795
Nagano Keiki Co. Ltd.	800	11,891
Nagase & Co. Ltd.	3,800	63,697
Nagatanien Holdings Co. Ltd.	500	7,362
Nagawa Co. Ltd.	400	20,082
Nagoya Railroad Co. Ltd.(x)	4,900	68,347
Naigai Co. Ltd.*	300	513
Nakabayashi Co. Ltd.	1,000	3,521
Nakamuraya Co. Ltd.	300	6,104
Nakano Corp.	1,000	3,950
Nakayama Steel Works Ltd.	600	3,706
Nakayamafuku Co. Ltd.	700	1,688
Nakayo, Inc.	200	1,529
Namura Shipbuilding Co. Ltd.	1,024	13,529
Nankai Electric Railway Co. Ltd.	3,200	65,615
Nanto Bank Ltd. (The)	1,100	22,163
Natori Co. Ltd.	600	8,379
NC Holdings Co. Ltd.*	300	3,369
NEC Capital Solutions Ltd.	300	7,600
NEC Corp.	8,900	647,599
NEC Networks & System Integration Corp.	3,300	54,629
NET One Systems Co. Ltd.	3,000	52,735
Net Protections Holdings, Inc.*	100	146
Neturen Co. Ltd.	1,700	12,387
Nexon Co. Ltd.	14,200	235,447
Nextage Co. Ltd.	2,000	37,891
NEXYZ Group Corp.	500	2,068
NGK Insulators Ltd.	2,600	34,883
NH Foods Ltd.	900	30,089
NHK Spring Co. Ltd.	5,700	56,443
Nice Corp.	500	5,876
Nichia Steel Works Ltd.	1,000	2,173
Nichias Corp.	1,500	39,982
Nichiban Co. Ltd.	500	6,447
Nichicon Corp.	700	5,891
Nichiden Corp.(x)	1,000	17,512
Nichiha Corp.	1,200	27,031
Nichimo Co. Ltd.	200	3,136
Nichirei Corp.	2,000	53,746
Nichireki Co. Ltd.	1,000	16,495
Nidec Corp.	14,005	575,817
Nifco, Inc.	2,300	57,553
Nihon Chouzai Co. Ltd.	600	6,191
Nihon Dempa Kogyo Co. Ltd.	900	8,038
Nihon Kohden Corp.	1,500	39,725
Nihon M&A Center Holdings, Inc.(x)	13,200	83,701
Nihon Nohyaku Co. Ltd.(x)	2,000	10,569
Nihon Parkerizing Co. Ltd.	3,100	24,881
Nihon Tokushu Toryo Co. Ltd.	1,000	9,572
Nihon Trim Co. Ltd.	200	4,954
Nihon Yamamura Glass Co. Ltd.	500	5,506
Nikkato Corp.	400	1,567
Nikkiso Co. Ltd.	4,000	32,607
Nikko Co. Ltd.	1,000	5,020
Nikkon Holdings Co. Ltd.(x)	1,400	26,945
Nikon Corp.(x)	8,300	83,614
Nintendo Co. Ltd.	38,500	2,100,486
Nippn Corp.	2,000	30,651
Nippon Air Conditioning Services Co. Ltd.	1,200	7,142
Nippon Beet Sugar Manufacturing Co. Ltd.	700	9,544
Nippon Carbide Industries Co., Inc.	300	3,573
Nippon Carbon Co. Ltd.	600	20,967
Nippon Ceramic Co. Ltd.	800	14,285
Nippon Chemical Industrial Co. Ltd.	400	6,217
Nippon Chemi-Con Corp.*	700	6,594
Nippon Chemiphar Co. Ltd.	100	1,089
Nippon Chutetsukan KK	100	766
Nippon Coke & Engineering Co. Ltd.	10,000	8,522
Nippon Concrete Industries Co. Ltd.	1,000	2,616
Nippon Denko Co. Ltd.	5,000	10,470
Nippon Densetsu Kogyo Co. Ltd.	2,000	27,586
Nippon Electric Glass Co. Ltd.	3,200	81,617
Nippon Express Holdings, Inc.	1,600	81,480
Nippon Felt Co. Ltd.	700	2,002
Nippon Filcon Co. Ltd.	900	3,294
Nippon Fine Chemical Co. Ltd.	1,000	16,720
Nippon Gas Co. Ltd.	3,300	55,294
Nippon Hume Corp.	1,000	5,595
Nippon Kanzai Holdings Co. Ltd.(x)	800	13,428
Nippon Kayaku Co. Ltd.	5,000	42,724
Nippon Kinzoku Co. Ltd.*	300	1,692
Nippon Koshuha Steel Co. Ltd.*	500	1,790
Nippon Light Metal Holdings Co. Ltd.	3,980	47,062
Nippon Paint Holdings Co. Ltd.	29,000	207,759
Nippon Paper Industries Co. Ltd.(x)	2,800	21,622
Nippon Parking Development Co. Ltd.	13,000	17,347
Nippon Pillar Packing Co. Ltd.	1,000	40,428
Nippon Road Co. Ltd. (The)	2,000	24,825
Nippon Sanso Holdings Corp.(x)	6,600	206,092
Nippon Seisen Co. Ltd.	1,000	8,733
Nippon Sharyo Ltd.	400	6,262
Nippon Sheet Glass Co. Ltd.*	3,800	12,953
Nippon Shinyaku Co. Ltd.	1,700	50,389
Nippon Shokubai Co. Ltd.	4,000	38,988
Nippon Signal Co. Ltd.	2,800	18,996
Nippon Soda Co. Ltd.	1,400	55,859
Nippon Steel Corp.(x)	29,115	697,968
Nippon Telegraph & Telephone Corp.	1,819,300	2,163,258
Nippon Television Holdings, Inc.	3,100	45,247
Nippon Thompson Co. Ltd.	4,000	16,858
Nippon Yakin Kogyo Co. Ltd.	650	20,653
Nippon Yusen KK(x)	17,600	482,494
Nipro Corp.(x)	500	3,960
Nishimatsu Construction Co. Ltd.(x)	900	25,832
Nishimatsuya Chain Co. Ltd.	700	11,130
Nishi-Nippon Financial Holdings, Inc.(x)	4,000	49,914
Nishi-Nippon Railroad Co. Ltd.	1,100	17,890
Nissan Chemical Corp.	2,900	109,483
Nissan Motor Co. Ltd.	94,820	374,069
Nissan Shatai Co. Ltd.	900	6,177
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,911
Nissei Plastic Industrial Co. Ltd.	1,000	7,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nissha Co. Ltd.	2,200	$21,843
Nisshin Group Holdings Co. Ltd.	2,600	8,759
Nisshin Seifun Group, Inc.(x)	5,605	77,088
Nisshinbo Holdings, Inc.	68	545
Nissin Corp.	800	15,056
Nissin Foods Holdings Co. Ltd.(x)	3,000	82,640
Niterra Co. Ltd.(x)	4,800	158,763
Nitori Holdings Co. Ltd.	2,300	346,717
Nitta Corp.	1,100	28,703
Nittetsu Mining Co. Ltd.	600	19,302
Nitto Boseki Co. Ltd.(x)	1,000	38,512
Nitto Denko Corp.(x)	3,920	356,705
Nitto Fuji Flour Milling Co. Ltd.	200	7,015
Nitto Kogyo Corp.	1,800	49,405
Nitto Kohki Co. Ltd.	700	8,957
Nitto Seiko Co. Ltd.	1,000	4,195
Nitto Seimo Co. Ltd.	100	1,130
Nittoc Construction Co. Ltd.	750	5,752
NOF Corp.	6,600	90,032
Nohmi Bosai Ltd.	1,000	14,910
NOK Corp.	2,900	39,674
Nomura Co. Ltd.	4,000	23,834
Nomura Holdings, Inc.	101,000	643,310
Nomura Real Estate Holdings, Inc.	4,100	115,460
Nomura Research Institute Ltd.	13,109	368,642
Noritake Co. Ltd.	1,200	33,294
Noritsu Koki Co. Ltd.	1,100	23,071
Noritz Corp.	2,300	26,285
North Pacific Bank Ltd.	2,400	6,976
NPR-RIKEN Corp.(x)	1,208	24,578
NS Solutions Corp.	1,000	32,534
NS United Kaiun Kaisha Ltd.	400	12,459
NSD Co. Ltd.	2,260	43,564
NSK Ltd.(x)	14,500	82,433
NSW, Inc.	400	8,231
NTN Corp.	13,000	26,982
NTT Data Group Corp.	16,400	259,412
Nxera Pharma Co. Ltd.*	2,700	28,912
Obara Group, Inc.	800	20,056
Obayashi Corp.	19,300	228,660
OBIC Business Consultants Co. Ltd.	1,200	56,163
Obic Co. Ltd.	2,100	316,498
Odakyu Electric Railway Co. Ltd.(x)	10,499	144,363
Oenon Holdings, Inc.	3,000	7,055
Ogaki Kyoritsu Bank Ltd. (The)	1,600	23,041
Ohara, Inc.	400	3,467
Ohashi Technica, Inc.	600	6,488
OIE Sangyo Co. Ltd.	300	3,361
Oiles Corp.	1,560	22,847
Oisix ra daichi, Inc.(x)*	2,200	18,733
Oita Bank Ltd. (The)	700	13,942
Oizumi Corp.	400	1,086
Oji Holdings Corp.(x)	13,700	56,798
Okabe Co. Ltd.	2,700	13,876
Okamoto Industries, Inc.	800	25,974
Okamura Corp.	1,700	24,976
Okasan Securities Group, Inc.(x)	6,000	31,906
Okaya Electric Industries Co. Ltd.(x)	600	1,066
Oki Electric Industry Co. Ltd.	3,600	27,396
Okinawa Electric Power Co., Inc. (The)	2,273	17,207
Okinawa Financial Group, Inc.	1,080	18,549
OKUMA Corp.	300	14,197
Okumura Corp.	1,300	43,110
Okura Industrial Co. Ltd.	600	12,228
Okuwa Co. Ltd.	1,000	6,256
Olympic Group Corp.	800	2,753
Olympus Corp.(x)	40,200	577,188
Omron Corp.(x)	4,800	170,971
Ono Pharmaceutical Co. Ltd.(x)	12,800	209,444
ONO Sokki Co. Ltd.	500	2,190
Onoken Co. Ltd.	1,000	12,353
Onward Holdings Co. Ltd.	1,000	3,534
Open House Group Co. Ltd.(x)	2,800	90,318
Open Up Group, Inc.	3,000	40,626
Optex Group Co. Ltd.	1,600	20,790
Optorun Co. Ltd.(x)	1,000	13,542
Oracle Corp.	1,300	97,427
Organo Corp.	700	34,542
Orient Corp.	1,650	11,652
Oriental Land Co. Ltd.(x)	33,200	1,060,830
Oriental Shiraishi Corp.	450	1,174
Origin Co. Ltd.	200	1,597
ORIX Corp.	37,600	819,162
Osaka Gas Co. Ltd.	12,000	269,362
Osaka Soda Co. Ltd.(x)	100	6,328
Osaka Steel Co. Ltd.	800	11,484
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	18,936
Osaki Electric Co. Ltd.	1,000	4,472
OSG Corp.	2,200	31,529
Otsuka Corp.	6,600	139,560
Otsuka Holdings Co. Ltd.	14,000	579,958
Outsourcing, Inc.*	3,000	34,612
Oyo Corp.	1,200	17,400
Pacific Industrial Co. Ltd.	2,000	22,103
Pacific Metals Co. Ltd.(x)*	899	7,999
Pack Corp. (The)(x)	900	22,295
PAL GROUP Holdings Co. Ltd.	2,800	47,591
PALTAC Corp.	1,050	27,821
Pan Pacific International Holdings Corp.	14,900	394,203
Panasonic Holdings Corp.	76,785	729,655
Paris Miki Holdings, Inc.	1,500	4,102
Park24 Co. Ltd.*	4,000	47,034
Pasco Corp.	200	2,461
Pasona Group, Inc.	1,000	18,318
Pegasus Co. Ltd.	1,200	4,217
Penta-Ocean Construction Co. Ltd.	10,300	51,582
PeptiDream, Inc.*	3,500	32,658
Persol Holdings Co. Ltd.	78,000	108,823
Pharma Foods International Co. Ltd.	700	4,393
PIA Corp.*	300	6,322
Pigeon Corp.	4,300	41,387
Pilot Corp.	1,100	28,514
Piolax, Inc.	1,500	26,199
Pola Orbis Holdings, Inc.	3,000	28,676
Poplar Co. Ltd.*	300	535
Press Kogyo Co. Ltd.	5,000	23,220
Prima Meat Packers Ltd.	1,400	20,947
Procrea Holdings, Inc.	1,176	14,411
Pronexus, Inc.	1,300	10,443
PS Mitsubishi Construction Co. Ltd.	800	5,523
Raito Kogyo Co. Ltd.	800	10,633
Raiznext Corp.(x)	2,600	35,656
Raksul, Inc.*	2,200	15,652
Rakus Co. Ltd.(x)	4,600	62,035
Rakuten Group, Inc.*	50,200	283,863
Rasa Corp.	500	6,583
Rasa Industries Ltd.	400	7,177
Recruit Holdings Co. Ltd.	97,800	4,282,707
Relo Group, Inc.	3,600	29,215
Renaissance, Inc.	500	3,343
Renesas Electronics Corp.	41,600	737,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Rengo Co. Ltd.	300	$2,284
RENOVA, Inc.*	2,800	22,880
Resol Holdings Co. Ltd.	100	3,574
Resona Holdings, Inc.	69,500	427,890
Resonac Holdings Corp.	6,100	141,278
Resorttrust, Inc.	1,900	32,476
Restar Corp.	700	13,965
Rheon Automatic Machinery Co. Ltd.	1,000	10,213
Rhythm Co. Ltd.(x)	600	15,359
Ricoh Co. Ltd.(x)	16,400	145,334
Ricoh Leasing Co. Ltd.(x)	800	27,798
Right On Co. Ltd.*	900	2,473
Riken Keiki Co. Ltd.	2,000	50,205
Riken Technos Corp.	2,000	13,053
Ringer Hut Co. Ltd.	900	13,704
Rinnai Corp.	3,500	80,113
Riso Kagaku Corp.(x)	1,800	36,504
Riso Kyoiku Co. Ltd.(x)	3,900	5,668
Rock Field Co. Ltd.(x)	1,200	13,539
Rohm Co. Ltd.(x)	9,600	153,183
Rohto Pharmaceutical Co. Ltd.(x)	5,000	96,826
Roland DG Corp.	500	17,836
Rorze Corp.	400	56,177
Round One Corp.	9,900	51,142
Royal Holdings Co. Ltd.	1,800	29,382
Ryobi Ltd.	1,400	27,689
Ryoden Corp.	500	8,812
Ryohin Keikaku Co. Ltd.	7,000	114,262
Ryosan Co. Ltd.(r)	700	22,335
Ryoyo Electro Corp.(r)	300	7,660
S Foods, Inc.	500	11,098
Sagami Holdings Corp.	1,000	9,803
Saibu Gas Holdings Co. Ltd.	1,300	16,256
Saizeriya Co. Ltd.	1,600	54,538
Sakai Chemical Industry Co. Ltd.	800	10,126
Sakai Heavy Industries Ltd.	200	8,878
Sakai Moving Service Co. Ltd.	800	13,418
Sakata INX Corp.	2,000	20,743
Sakata Seed Corp.	1,100	26,922
Sala Corp.	1,000	5,456
SAMTY Co. Ltd.	900	16,415
San Holdings, Inc.	800	5,565
San ju San Financial Group, Inc.	990	13,622
San-A Co. Ltd.	800	24,732
San-Ai Obbli Co. Ltd.	2,000	27,163
Sanden Corp.*	1,400	1,563
Sangetsu Corp.(x)	1,800	39,239
San-In Godo Bank Ltd. (The)(x)	7,000	54,796
Sanix, Inc.*	1,800	3,924
Sanken Electric Co. Ltd.	300	13,064
Sanko Metal Industrial Co. Ltd.	100	3,237
Sankyo Co. Ltd.(x)	3,500	38,184
Sankyo Seiko Co. Ltd.	2,000	9,882
Sankyo Tateyama, Inc.	1,700	10,567
Sankyu, Inc.(x)	800	27,449
Sanoh Industrial Co. Ltd.	1,400	10,497
Sanrio Co. Ltd.	6,000	114,943
Sanritsu Corp.	300	1,752
Sansan, Inc.*	1,100	12,586
Sanshin Electronics Co. Ltd.	1,500	21,155
Santen Pharmaceutical Co. Ltd.	13,400	131,583
Sanwa Holdings Corp.	6,300	109,578
Sanyo Chemical Industries Ltd.	600	16,706
Sanyo Industries Ltd.	100	2,196
Sanyo Shokai Ltd.	600	10,820
Sanyo Special Steel Co. Ltd.(x)	1,200	17,638
Sapporo Holdings Ltd.	1,500	59,701
Sata Construction Co. Ltd.	800	4,090
Sato Holdings Corp.(x)	1,200	18,288
Sato Shoji Corp.	1,000	11,673
Satori Electric Co. Ltd.	900	15,470
Sawai Group Holdings Co. Ltd.	800	31,243
Saxa Holdings, Inc.	300	5,955
SB Technology Corp.	400	5,504
SBI ARUHI Corp.	2,100	12,985
SBI Holdings, Inc.	9,260	241,930
SCREEN Holdings Co. Ltd.(x)	1,800	231,748
Scroll Corp.	1,700	10,669
SCSK Corp.	4,596	85,222
Secom Co. Ltd.	6,600	477,844
Sega Sammy Holdings, Inc.(x)	6,700	82,610
Seibu Holdings, Inc.	8,500	132,683
Seika Corp.	800	19,765
Seikagaku Corp.	2,400	12,017
Seikitokyu Kogyo Co. Ltd.	600	7,416
Seiko Epson Corp.(x)	8,400	146,215
Seiko Group Corp.	1,200	32,224
Seino Holdings Co. Ltd.	1,300	17,824
Seiren Co. Ltd.(x)	1,300	23,590
Sekisui Chemical Co. Ltd.	9,500	138,565
Sekisui House Ltd.	18,500	419,666
Sekisui Jushi Corp.(x)	1,000	15,491
Sekisui Kasei Co. Ltd.	1,000	3,296
Senko Group Holdings Co. Ltd.	4,000	29,885
Senshu Ikeda Holdings, Inc.	6,880	17,816
Senshukai Co. Ltd.(x)*	2,200	4,360
Seven & i Holdings Co. Ltd.	66,708	969,465
SG Holdings Co. Ltd.	10,200	128,999
Sharp Corp.(x)*	8,100	44,973
Shibaura Mechatronics Corp.(x)	600	25,287
Shibusawa Warehouse Co. Ltd. (The)	600	11,970
Shibuya Corp.	700	16,046
SHIFT, Inc.*	500	79,403
Shiga Bank Ltd. (The)	200	5,509
Shikibo Ltd.	700	5,276
Shikoku Bank Ltd. (The)	1,600	12,704
Shikoku Electric Power Co., Inc.	2,700	21,037
Shikoku Kasei Holdings Corp.	1,000	11,620
Shima Seiki Manufacturing Ltd.	900	8,216
Shimadzu Corp.(x)	6,300	174,917
Shimamura Co. Ltd.	800	45,544
Shimano, Inc.	2,800	418,113
Shimizu Bank Ltd. (The)	400	4,233
Shimizu Corp.	19,700	126,818
Shimojima Co. Ltd.	800	7,319
Shin Nippon Air Technologies Co. Ltd.	900	19,887
Shin Nippon Biomedical Laboratories Ltd.(x)	700	7,084
Shinagawa Refractories Co. Ltd.	1,500	18,777
Shindengen Electric Manufacturing Co. Ltd.	400	8,006
Shin-Etsu Chemical Co. Ltd.	53,800	2,347,753
Shin-Etsu Polymer Co. Ltd.	2,500	25,334
Shingakukai Holdings Co. Ltd.(x)	600	1,023
Shinko Electric Industries Co. Ltd.	2,100	78,282
Shinko Shoji Co. Ltd.	2,200	17,280
Shinmaywa Industries Ltd.	1,800	14,614
Shinnihon Corp.(x)	1,600	17,450
Shinsho Corp.	300	14,269
Shinwa Co. Ltd.	600	10,832
Shinyei Kaisha	100	1,079
Shionogi & Co. Ltd.	8,300	423,992
Ship Healthcare Holdings, Inc.	1,000	13,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Shiseido Co. Ltd.	14,400	$392,866
Shizuoka Financial Group, Inc.(x)	13,900	131,856
Shizuoka Gas Co. Ltd.	3,000	18,728
SHO-BOND Holdings Co. Ltd.	1,000	41,941
Shobunsha Holdings, Inc.*	700	1,748
Shochiku Co. Ltd.	400	26,099
Shoei Co. Ltd.	1,600	24,098
Showa Sangyo Co. Ltd.	1,000	22,823
Shuei Yobiko Co. Ltd.*	200	396
Siix Corp.	1,400	15,916
Simplex Holdings, Inc.	1,900	34,917
Sinanen Holdings Co. Ltd.(x)	400	13,106
Sinfonia Technology Co. Ltd.	1,400	28,531
Sintokogio Ltd.	2,600	21,641
SK Japan Co. Ltd.	200	979
SKY Perfect JSAT Holdings, Inc.(x)	9,000	61,058
Skylark Holdings Co. Ltd.	8,300	131,343
SMC Corp.	1,800	1,009,988
SMK Corp.	300	5,164
SMS Co. Ltd.	2,800	47,989
Snow Peak, Inc.(x)*	1,700	14,004
SNT Corp.	2,400	4,471
Socionext, Inc.(x)	3,500	94,841
Soda Nikka Co. Ltd.	1,000	7,544
SoftBank Corp.(x)	100,900	1,293,744
SoftBank Group Corp.	30,212	1,788,611
Sohgo Security Services Co. Ltd.	9,900	53,627
Sojitz Corp.(x)	7,200	189,108
Sompo Holdings, Inc.	27,750	579,271
Sony Group Corp.	43,100	3,681,352
Soshin Electric Co. Ltd.	600	1,903
Sotetsu Holdings, Inc.	3,000	53,508
SPK Corp.	400	5,422
S-Pool, Inc.	3,800	7,857
Square Enix Holdings Co. Ltd.	3,500	134,608
SRA Holdings	600	15,616
ST Corp.	600	6,092
St Marc Holdings Co. Ltd.	800	11,219
Stanley Electric Co. Ltd.	5,400	95,244
Starzen Co. Ltd.	800	14,908
Stella Chemifa Corp.	500	12,089
Strike Co. Ltd.	700	22,335
Studio Alice Co. Ltd.	500	6,807
Subaru Corp.(x)	19,800	448,109
Sugi Holdings Co. Ltd.	2,700	46,052
Sugimoto & Co. Ltd.	600	8,938
SUMCO Corp.	8,500	133,721
Sumida Corp.	700	5,600
Suminoe Textile Co. Ltd.	300	5,141
Sumiseki Holdings, Inc.	1,000	9,631
Sumitomo Chemical Co. Ltd.	44,000	95,423
Sumitomo Corp.	39,080	937,115
Sumitomo Densetsu Co. Ltd.	900	20,006
Sumitomo Electric Industries Ltd.	23,000	354,769
Sumitomo Forestry Co. Ltd.	4,800	150,488
Sumitomo Heavy Industries Ltd.	2,700	84,631
Sumitomo Metal Mining Co. Ltd.(x)	7,800	230,991
Sumitomo Mitsui Construction Co. Ltd.	7,200	20,214
Sumitomo Mitsui Financial Group, Inc.	42,750	2,494,174
Sumitomo Mitsui Trust Holdings, Inc.(x)	22,482	483,858
Sumitomo Osaka Cement Co. Ltd.	200	4,998
Sumitomo Pharma Co. Ltd.*	4,700	12,295
Sumitomo Realty & Development Co. Ltd.	8,700	322,759
Sumitomo Riko Co. Ltd.	2,000	17,625
Sumitomo Rubber Industries Ltd.	4,484	55,035
Sumitomo Seika Chemicals Co. Ltd.	400	13,317
Sumitomo Warehouse Co. Ltd. (The)(x)	2,000	33,558
Sun Frontier Fudousan Co. Ltd.	1,000	12,313
Sundrug Co. Ltd.	2,300	71,227
Suntory Beverage & Food Ltd.	4,700	158,716
Sun-Wa Technos Corp.	600	9,497
Suruga Bank Ltd.(x)	5,500	31,973
Suzuden Corp.	300	4,241
Suzuken Co. Ltd.(x)	1,990	60,562
Suzuki Motor Corp.	46,800	532,057
SWCC Corp.	1,500	37,406
Sysmex Corp.	18,000	319,560
Systena Corp.	1,000	1,770
T Hasegawa Co. Ltd.(x)	1,600	32,078
T RAD Co. Ltd.	400	10,345
T&D Holdings, Inc.(x)	17,000	294,956
Tac Co. Ltd.	700	902
Tachibana Eletech Co. Ltd.	840	17,868
Tachi-S Co. Ltd.	1,600	21,001
Tadano Ltd.	5,000	42,575
Taihei Dengyo Kaisha Ltd.	500	15,227
Taiheiyo Cement Corp.	4,478	102,824
Taiheiyo Kouhatsu, Inc.	400	2,140
Taiho Kogyo Co. Ltd.	800	4,915
Taiko Pharmaceutical Co. Ltd.*	1,200	3,052
Taisei Corp.(x)	5,900	214,478
Taisei Lamick Co. Ltd.	300	5,846
Taiyo Holdings Co. Ltd.	1,800	39,477
Taiyo Yuden Co. Ltd.(x)	2,700	63,692
Takachiho Koheki Co. Ltd.(x)	500	12,601
Takadakiko Co. Ltd.	100	2,401
Takamatsu Construction Group Co. Ltd.	1,000	18,582
Takano Co. Ltd.	400	2,764
Takaoka Toko Co. Ltd.	400	6,698
Taka-Q Co. Ltd.*	500	228
Takara & Co. Ltd.	700	12,823
Takara Holdings, Inc.(x)	6,000	43,084
Takara Standard Co. Ltd.	2,500	31,560
Takasago International Corp.	800	18,127
Takasago Thermal Engineering Co. Ltd.(x)	1,900	60,309
Takashima & Co. Ltd.	800	6,764
Takashimaya Co. Ltd.	5,300	84,377
Take And Give Needs Co. Ltd.	600	4,384
Takeda Pharmaceutical Co. Ltd.	54,100	1,502,063
Takihyo Co. Ltd.	200	1,658
Takuma Co. Ltd.	1,000	12,373
Tamron Co. Ltd.	400	17,757
Tamura Corp.	3,000	11,752
Tanaka Co. Ltd.	300	1,879
Tanseisha Co. Ltd.	1,950	11,271
Tatsuta Electric Wire and Cable Co. Ltd.*	2,000	9,235
Taya Co. Ltd.*	200	522
Tayca Corp.	1,000	10,021
TBK Co. Ltd.	1,000	2,497
TBS Holdings, Inc.	3,700	102,778
TDC Soft, Inc.	1,600	11,690
TDK Corp.	10,200	498,074
Teac Corp.	600	396
TechMatrix Corp.	2,400	28,791
TechnoPro Holdings, Inc.	4,500	89,744
Teijin Ltd.(x)	5,200	47,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Teikoku Electric Manufacturing Co. Ltd.	800	$13,354
Teikoku Sen-I Co. Ltd.	1,000	15,194
Teikoku Tsushin Kogyo Co. Ltd.	400	4,986
Tekken Corp.	800	14,226
Ten Allied Co. Ltd.*	800	1,596
Tenma Corp.	1,100	16,408
TerraSky Co. Ltd.*	1,100	10,355
Terumo Corp.(x)	35,000	638,014
T-Gaia Corp.	600	8,058
THK Co. Ltd.	4,000	93,539
Tigers Polymer Corp.	600	4,427
TIS, Inc.	6,800	145,272
Titan Kogyo Ltd.	100	713
TKC Corp.	1,800	44,055
Toa Corp./Hyogo	1,000	7,630
Toa Corp./Tokyo	4,400	35,170
TOA ROAD Corp.	2,000	16,462
Toabo Corp.	400	1,186
Toagosei Co. Ltd.	3,900	40,731
Tobishima Corp.	800	7,784
Tobu Railway Co. Ltd.	5,600	139,686
TOC Co. Ltd.	4,700	21,547
Tocalo Co. Ltd.	2,400	28,046
Tochigi Bank Ltd. (The)	6,000	14,467
Toda Corp.(x)	8,800	58,655
Toda Kogyo Corp.*	100	1,190
Toei Co. Ltd.	1,000	25,301
Toenec Corp.	200	7,584
Toho Bank Ltd. (The)	10,000	23,649
Toho Co. Ltd.	4,100	135,935
Toho Co. Ltd./Kobe	400	7,761
Toho Gas Co. Ltd.(x)	2,000	44,167
Toho Holdings Co. Ltd.	1,900	45,059
Toho Titanium Co. Ltd.(x)	2,100	21,710
Toho Zinc Co. Ltd.*	700	5,087
Tohoku Bank Ltd. (The)	600	4,970
Tohoku Electric Power Co., Inc.	18,600	145,355
Tohto Suisan Co. Ltd.(x)	200	8,984
Tokai Carbon Co. Ltd.	6,400	42,278
TOKAI Holdings Corp.	2,400	15,616
Tokai Rika Co. Ltd.(x)	2,900	49,540
Tokai Senko KK*	100	542
Tokai Tokyo Financial Holdings, Inc.(x)	9,600	38,113
Token Corp.	520	36,171
Tokio Marine Holdings, Inc.	59,400	1,854,043
Tokushu Tokai Paper Co. Ltd.	800	20,980
Tokuyama Corp.	2,200	38,367
Tokyo Century Corp.(x)	5,600	58,079
Tokyo Electric Power Co. Holdings, Inc.*	55,800	338,457
Tokyo Electron Ltd.	12,900	3,345,581
Tokyo Energy & Systems, Inc.	1,000	8,092
Tokyo Gas Co. Ltd.(x)	13,700	310,961
Tokyo Individualized Educational Institute, Inc.	900	2,556
Tokyo Keiki, Inc.	800	13,635
Tokyo Kikai Seisakusho Ltd.(x)*	300	918
Tokyo Kiraboshi Financial Group, Inc.	1,451	44,906
Tokyo Ohka Kogyo Co. Ltd.	3,900	117,402
Tokyo Rope Manufacturing Co. Ltd.	800	7,531
Tokyo Sangyo Co. Ltd.	1,000	4,723
Tokyo Seimitsu Co. Ltd.(x)	700	54,033
Tokyo Steel Manufacturing Co. Ltd.(x)	1,300	14,204
Tokyo Tatemono Co. Ltd.	5,491	92,333
Tokyo Tekko Co. Ltd.	400	13,820
Tokyo Theatres Co., Inc.(x)	3,700	27,204
Tokyotokeiba Co. Ltd.	800	23,623
Tokyu Construction Co. Ltd.	4,940	26,955
Tokyu Corp.	18,000	218,609
Tokyu Fudosan Holdings Corp.	20,000	160,853
Toli Corp.	3,000	8,185
Tomato Bank Ltd.	400	3,345
Tomen Devices Corp.	100	4,333
Tomoe Corp.	1,800	8,787
Tomoe Engineering Co. Ltd.	400	11,600
Tomoegawa Corp.	400	2,315
Tomoku Co. Ltd.	800	13,888
TOMONY Holdings, Inc.(x)	9,400	25,832
Tomy Co. Ltd.	3,700	67,362
Tonami Holdings Co. Ltd.	200	6,025
Top Culture Co. Ltd.*	400	418
Topcon Corp.	2,800	32,193
TOPPAN Holdings, Inc.	8,000	199,551
Topy Industries Ltd.	1,000	17,763
Toray Industries, Inc.(x)	40,900	196,043
Toridoll Holdings Corp.(x)	2,200	59,978
Torigoe Co. Ltd. (The)	1,200	5,628
Torii Pharmaceutical Co. Ltd.	800	21,747
Torishima Pump Manufacturing Co. Ltd.	1,500	27,864
Tose Co. Ltd.	300	1,401
Toshiba TEC Corp.	600	11,910
Tosoh Corp.	8,400	113,781
Totetsu Kogyo Co. Ltd.	1,000	19,692
TOTO Ltd.	4,400	123,123
Tottori Bank Ltd. (The)	300	2,945
Toukei Computer Co. Ltd.	400	9,433
Tow Co. Ltd.	1,200	3,036
Towa Bank Ltd. (The)	1,300	6,157
Towa Pharmaceutical Co. Ltd.	200	3,871
Toyo Construction Co. Ltd.	3,600	30,773
Toyo Corp.	1,600	16,182
Toyo Denki Seizo KK	400	3,139
Toyo Engineering Corp.	1,600	10,062
Toyo Kanetsu KK	600	17,598
Toyo Logistics Co. Ltd.	200	2,033
Toyo Machinery & Metal Co. Ltd.	1,000	5,047
Toyo Securities Co. Ltd.	4,000	10,490
Toyo Seikan Group Holdings Ltd.	2,700	42,441
Toyo Shutter Co. Ltd.	200	931
Toyo Sugar Refining Co. Ltd.	200	3,200
Toyo Suisan Kaisha Ltd.	3,500	213,658
Toyo Tanso Co. Ltd.	700	37,085
Toyo Tire Corp.	3,000	56,421
Toyo Wharf & Warehouse Co. Ltd.	300	2,759
Toyobo Co. Ltd.	1,700	12,477
Toyoda Gosei Co. Ltd.	2,400	52,636
Toyota Boshoku Corp.(x)	1,800	30,547
Toyota Industries Corp.	4,100	425,628
Toyota Motor Corp.	334,840	8,418,556
Toyota Tsusho Corp.	5,500	375,314
TPR Co. Ltd.	1,500	23,286
Transcosmos, Inc.*	100	2,035
TRE Holdings Corp.(x)	2,900	23,027
Trend Micro, Inc.	3,300	167,093
Trusco Nakayama Corp.	1,400	23,657
TS Tech Co. Ltd.	2,100	26,607
TSI Holdings Co. Ltd.(x)	4,825	24,989
Tsubakimoto Chain Co.	100	3,356
Tsubakimoto Kogyo Co. Ltd.	600	8,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tsudakoma Corp.*	300	$868
Tsugami Corp.	3,000	22,731
Tsukamoto Corp. Co. Ltd.	200	1,700
Tsukishima Holdings Co. Ltd.	2,000	18,668
Tsukuba Bank Ltd.	5,400	10,737
Tsumura & Co.	2,700	67,117
Tsuruha Holdings, Inc.	1,500	106,966
Tsutsumi Jewelry Co. Ltd.	500	6,844
TV Asahi Holdings Corp.	400	5,509
Tv Tokyo Holdings Corp.	500	9,764
TYK Corp.	1,000	3,151
UACJ Corp.	1,226	34,946
UBE Corp.	900	15,987
Uchida Yoko Co. Ltd.	400	18,232
Ueki Corp.	200	2,180
Ulvac, Inc.(x)	1,200	76,734
Unicafe, Inc.	300	1,803
Unicharm Corp.	14,000	445,673
Unipres Corp.	1,600	12,250
United Arrows Ltd.	1,100	14,155
United Super Markets Holdings, Inc.(x)	3,520	23,183
Unitika Ltd.*	2,900	3,180
Ushio, Inc.(x)	3,900	49,710
USS Co. Ltd.	14,600	120,509
UT Group Co. Ltd.	1,600	37,257
Valor Holdings Co. Ltd.(x)	2,400	39,144
Vision, Inc.*	500	4,040
Vital KSK Holdings, Inc.	2,300	18,855
Wacoal Holdings Corp.	500	12,165
Wacom Co. Ltd.(x)	8,000	34,192
Wakachiku Construction Co. Ltd.	700	16,739
Wakamoto Pharmaceutical Co. Ltd.	1,000	1,467
Warabeya Nichiyo Holdings Co. Ltd.	700	12,647
WATAMI Co. Ltd.*	1,400	8,943
Weathernews, Inc.	300	10,107
Welcia Holdings Co. Ltd.	4,500	76,457
West Japan Railway Co.(x)	17,000	353,746
Wood One Co. Ltd.	400	2,769
W-Scope Corp.(x)*	3,400	12,241
Xebio Holdings Co. Ltd.	1,400	8,925
YAC Holdings Co. Ltd.(x)	500	8,195
Yahagi Construction Co. Ltd.	1,700	17,339
Yaizu Suisankagaku Industry Co. Ltd.	600	5,640
Yakult Honsha Co. Ltd.(x)	10,000	204,254
YAMABIKO Corp.	2,000	26,463
Yamada Holdings Co. Ltd.*	9,472	27,419
Yamagata Bank Ltd. (The)	1,400	10,820
Yamaguchi Financial Group, Inc.	4,000	40,481
Yamaha Corp.(x)	4,200	90,309
Yamaha Motor Co. Ltd.	28,500	261,598
Yamaichi Electronics Co. Ltd.	1,200	19,096
YA-MAN Ltd.(x)	3,200	21,012
Yamanashi Chuo Bank Ltd. (The)	1,400	17,331
Yamashita Health Care Holdings, Inc.	100	1,841
Yamatane Corp.	600	11,700
Yamato Corp.	1,000	7,167
Yamato Holdings Co. Ltd.	6,800	97,746
Yamato International, Inc.	700	1,424
Yamato Kogyo Co. Ltd.	1,200	68,030
Yamaura Corp.	500	4,773
Yamaya Corp.	110	2,340
Yamazaki Baking Co. Ltd.	2,900	74,694
Yamazawa Co. Ltd.	300	2,467
Yaskawa Electric Corp.	7,600	321,511
Yasuda Logistics Corp.	1,000	7,947
Yellow Hat Ltd.	2,200	28,746
Yodogawa Steel Works Ltd.(x)	1,800	54,281
Yokogawa Bridge Holdings Corp.	2,000	38,486
Yokogawa Electric Corp.	6,400	146,831
Yokohama Rubber Co. Ltd. (The)	2,800	75,207
Yokorei Co. Ltd.	2,600	17,656
Yokowo Co. Ltd.	1,000	10,133
Yomeishu Seizo Co. Ltd.	500	6,173
Yondenko Corp.	400	10,517
Yondoshi Holdings, Inc.	900	11,023
Yorozu Corp.	700	4,458
Yoshinoya Holdings Co. Ltd.	3,000	66,845
Yuken Kogyo Co. Ltd.	200	3,059
Yurtec Corp.	2,000	19,514
Yushin Precision Equipment Co. Ltd.	1,200	5,422
Yushiro Chemical Industry Co. Ltd.	600	8,803
YU-WA Creation Holdings Co. Ltd.(x)	700	744
Zappallas, Inc.	1,000	3,237
Zenkoku Hosho Co. Ltd.(x)	1,500	53,577
Zenrin Co. Ltd.	2,550	14,335
Zensho Holdings Co. Ltd.(x)	3,200	133,069
Zeon Corp.	4,300	37,339
Zeria Pharmaceutical Co. Ltd.	1,100	15,376
Zojirushi Corp.	1,800	17,063
ZOZO, Inc.(x)	4,800	118,811
Zuken, Inc.	800	23,385

		168,096,772

Jordan (0.0%)†
Hikma Pharmaceuticals plc	6,363	154,076

Luxembourg (0.4%)
Eurofins Scientific SE	71,800	4,576,421

Mexico (0.0%)†
Fresnillo plc	9,528	56,509

Netherlands (5.4%)
Adyen NV(m)*	1,931	3,266,551
Akzo Nobel NV	43,000	3,209,298
ASML Holding NV	24,414	23,499,695
EXOR NV	42,400	4,713,841
ING Groep NV	218,999	3,602,128
Koninklijke Ahold Delhaize NV	63,172	1,889,204
Shell plc	414,730	13,740,601
Wolters Kluwer NV	17,087	2,676,662

		56,597,980

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	31,169	126,945
Chorus Ltd.	8,126	37,067
Fisher & Paykel Healthcare Corp. Ltd.	7,356	113,415
Fletcher Building Ltd.	17,976	44,631
Xero Ltd.*	6,287	546,202

		868,260

Nigeria (0.0%)†
Airtel Africa plc(m)	51,559	68,850

South Africa (0.2%)
Anglo American plc	75,027	1,848,263

South Korea (1.0%)
NAVER Corp.	34,805	4,837,152
Samsung Electronics Co. Ltd. (Preference)(q)	101,900	5,086,484

		9,923,636

Spain (2.1%)
Amadeus IT Group SA	59,093	3,789,447
Banco Bilbao Vizcaya Argentaria SA(x)	387,238	4,612,200
Banco Santander SA	1,049,731	5,120,609
Iberdrola SA	389,040	4,824,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industria de Diseno Textil SA	74,980	$3,775,238

		22,122,127

Sweden (0.9%)
Sandvik AB	109,200	2,424,966
SKF AB, Class B(x)	189,100	3,860,085
Volvo AB, Class B(x)	113,500	3,076,079

		9,361,130

Switzerland (1.0%)
Cie Financiere Richemont SA (Registered)	14,000	2,134,501
Novartis AG (Registered)	28,800	2,790,105
Schindler Holding AG	7,800	1,964,163
Swatch Group AG (The)	14,296	3,319,379

		10,208,148

United Kingdom (14.8%)
3i Group plc	60,641	2,149,954
Admiral Group plc	16,922	605,929
Ashtead Group plc	81,937	5,832,707
Associated British Foods plc	23,163	730,295
AstraZeneca plc	94,617	12,751,758
Auto Trader Group plc(m)	62,515	552,481
Aviva plc	167,121	1,047,487
B&M European Value Retail SA	56,004	385,801
BAE Systems plc	190,337	3,241,956
Barclays plc	964,688	2,230,608
Barratt Developments plc	52,684	316,251
Beazley plc	27,992	235,122
Berkeley Group Holdings plc	5,648	339,180
BP plc	1,048,540	6,560,167
British American Tobacco plc	137,856	4,186,319
BT Group plc	392,585	543,317
Bunzl plc	36,269	1,395,280
Burberry Group plc	24,656	377,480
Centrica plc	359,571	579,317
Compass Group plc	177,799	5,213,021
ConvaTec Group plc(m)	97,733	353,285
Croda International plc	8,460	523,425
DCC plc	5,604	407,410
Diageo plc	138,429	5,111,380
Diploma plc	5,399	253,630
DS Smith plc	80,044	400,776
Entain plc	35,012	352,374
Flutter Entertainment plc*	11,292	2,250,422
Frasers Group plc*	7,567	77,456
Halma plc	22,889	684,100
Howden Joinery Group plc	32,410	370,938
HSBC Holdings plc	1,218,437	9,519,293
IMI plc	5,916	135,524
Imperial Brands plc	57,350	1,281,202
Informa plc	263,381	2,763,128
InterContinental Hotels Group plc	10,368	1,078,546
Intermediate Capital Group plc	17,472	452,954
International Consolidated Airlines Group SA*	244,296	544,988
Intertek Group plc	9,111	573,248
J Sainsbury plc	113,698	388,035
JD Sports Fashion plc	156,770	266,131
Kingfisher plc	123,753	389,550
Land Securities Group plc (REIT)	46,118	383,124
Legal & General Group plc	372,771	1,196,934
Lloyds Banking Group plc	20,367,229	13,305,683
London Stock Exchange Group plc	29,904	3,581,842
M&G plc	147,538	410,604
Marks & Spencer Group plc	96,395	322,534
Melrose Industries plc	86,290	732,971
National Grid plc	227,778	3,064,643
NatWest Group plc	317,864	1,065,165
Next plc	8,114	945,457
Ocado Group plc*	38,183	219,325
Pearson plc	44,024	578,986
Persimmon plc	20,027	332,646
Phoenix Group Holdings plc	42,528	296,618
Reckitt Benckiser Group plc	112,314	6,396,081
RELX plc	115,439	4,988,814
Rentokil Initial plc	154,803	921,629
Rightmove plc	54,444	377,666
Rolls-Royce Holdings plc*	514,304	2,769,833
RS Group plc	30,345	278,364
Sage Group plc (The)	66,594	1,063,673
Schroders plc	1,140,652	5,421,812
Segro plc (REIT)	71,665	817,505
Severn Trent plc	16,966	528,917
Smith & Nephew plc	158,558	1,984,429
Smiths Group plc	106,594	2,208,435
Spirax-Sarco Engineering plc	4,477	567,890
SSE plc	66,770	1,390,517
St James’s Place plc	34,736	203,646
Standard Chartered plc	142,901	1,210,954
Taylor Wimpey plc	192,890	333,657
Tesco plc	450,270	1,685,602
Unilever plc	119,331	5,988,996
Unilever plc (London Stock Exchange)	37,567	1,884,991
UNITE Group plc (The) (REIT)	18,779	231,805
United Utilities Group plc	43,248	561,684
Virgin Money UK plc (CHDI)	42,653	114,237
Vodafone Group plc	1,378,094	1,225,554
Weir Group plc (The)	11,200	285,832
Whitbread plc	12,074	505,027
WPP plc	646,422	6,148,483

		153,984,790

United States (5.2%)
Amcor plc (CHDI)	28,100	264,416
Block, Inc. (CRDI)(x)*	1,701	142,991
CNH Industrial NV	812,500	10,530,000
CSL Ltd.	19,823	3,719,252
Experian plc	57,362	2,500,677
GSK plc	251,690	5,427,719
Haleon plc	308,738	1,298,003
Holcim AG	35,779	3,239,689
James Hardie Industries plc (CHDI)*	19,668	789,634
Life360, Inc. (CRDI)(m)(x)*	8,300	70,800
Newmont Corp. (CRDI)	7,200	252,001
News Corp. (CHDI), Class B	2,956	80,403
Reliance Worldwide Corp. Ltd.	24,282	90,984
ResMed, Inc. (CHDI)(x)	19,152	376,284
Roche Holding AG	17,385	4,427,936
Sanofi SA	77,350	7,590,525
Schneider Electric SE	37,997	8,594,196
Sims Ltd.	6,752	55,967
Stellantis NV	154,163	4,381,668

		53,833,145

Total Common Stocks (88.9%) (Cost $720,395,189)		925,486,888

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	8,639	108,601
Scottish Mortgage Investment Trust plc	86,524	976,304

		1,084,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
United States (0.1%)
Pershing Square Holdings Ltd.	7,968	$410,117

Total Closed End Funds (0.2%) (Cost $885,243)		1,495,022

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	10,823,369	10,823,369

Total Short-Term Investment (1.0%) (Cost $10,823,369)		10,823,369

Total Investments in Securities (90.1%) (Cost $732,103,801)		937,805,279
Other Assets Less Liabilities (9.9%)		103,529,154

Net Assets (100%)		$1,041,334,433

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $7,413,785 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $34,826,974. This was collateralized by $27,380,131 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/15/24 – 2/15/54 and by cash of $10,823,369 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CRDI — CREST Depository Interest

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Financials	$185,667,783	17.8%
Industrials	166,014,825	15.9
Consumer Discretionary	161,596,859	15.5
Health Care	87,642,513	8.4
Information Technology	86,438,589	8.3
Consumer Staples	70,483,692	6.8
Materials	61,905,771	6.0
Communication Services	41,136,266	4.0
Energy	37,835,583	3.6
Utilities	17,540,163	1.7
Investment Company	10,823,369	1.0
Real Estate	9,224,844	0.9
Closed End Funds	1,495,022	0.2
Cash and Other	103,529,154	9.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	770	6/2024	EUR	41,909,547	1,145,029
FTSE 100 Index	260	6/2024	GBP	26,213,341	992,255
SPI 200 Index	82	6/2024	AUD	10,621,602	288,762
TOPIX Index	144	6/2024	JPY	26,154,578	646,417

					3,072,463

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	290,798	EUR	269,330	JPMorgan Chase Bank	4/3/2024	231
USD	44,783,105	EUR	40,893,686	Deutsche Bank AG	6/21/2024	519,915
USD	877,755	GBP	685,077	HSBC Bank plc	6/21/2024	12,717

Total unrealized appreciation						532,863

CHF	45,794	USD	50,808	JPMorgan Chase Bank	4/3/2024	(30)
GBP	46,162	USD	58,273	JPMorgan Chase Bank	4/3/2024	(9)
AUD	14,685,978	USD	9,669,237	HSBC Bank plc	6/21/2024	(77,379)
GBP	18,320,984	USD	23,375,493	HSBC Bank plc	6/21/2024	(241,800)
JPY	3,339,953,363	USD	22,729,758	HSBC Bank plc	6/21/2024	(390,717)

Total unrealized depreciation						(709,935)

Net unrealized depreciation						(177,072)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Funds	$—	$1,495,022	$—	$1,495,022
Common Stocks
Australia	—	71,986,159	44,098	72,030,257
Austria	—	499,003	—	499,003
Belgium	2,593,752	7,242,665	—	9,836,417
Canada	4,468,192	—	—	4,468,192
Chile	—	560,745	—	560,745
China	—	15,932,824	—	15,932,824
Denmark	—	4,024,006	—	4,024,006
Finland	—	4,116,426	—	4,116,426
France	—	133,666,567	—	133,666,567
Germany	—	145,209,556	—	145,209,556
Hong Kong	—	10,399,492	—	10,399,492
India	—	1,875,863	—	1,875,863
Indonesia	—	642,872	—	642,872
Ireland	—	1,350,788	—	1,350,788
Italy	4,076,520	25,097,253	—	29,173,773
Japan	—	168,066,777	29,995	168,096,772
Jordan	—	154,076	—	154,076
Luxembourg	—	4,576,421	—	4,576,421
Mexico	—	56,509	—	56,509
Netherlands	—	56,597,980	—	56,597,980
New Zealand	—	868,260	—	868,260
Nigeria	—	68,850	—	68,850
South Africa	—	1,848,263	—	1,848,263
South Korea	—	9,923,636	—	9,923,636
Spain	—	22,122,127	—	22,122,127
Sweden	—	9,361,130	—	9,361,130
Switzerland	—	10,208,148	—	10,208,148
United Kingdom	—	153,984,790	—	153,984,790
United States	10,530,000	43,303,145	—	53,833,145
Forward Currency Contracts	—	532,863	—	532,863
Futures	3,072,463	—	—	3,072,463
Short-Term Investment
Investment Company	10,823,369	—	—	10,823,369

Total Assets	$35,564,296	$905,772,216	$74,093	$941,410,605

Liabilities:
Forward Currency Contracts	$—	$(709,935)	$—	$(709,935)

Total Liabilities	$—	$(709,935)	$—	$(709,935)

Total	$35,564,296	$905,062,281	$74,093	$940,700,670

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $74,093 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,783,644
Aggregate gross unrealized depreciation	(102,550,013)

Net unrealized appreciation	$194,233,631

Federal income tax cost of investments in securities and derivative instruments, if applicable	$746,467,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Entertainment (1.4%)
Walt Disney Co. (The)	26,880	$3,289,037
Warner Bros Discovery, Inc.*	108,475	946,987

		4,236,024

Interactive Media & Services (4.1%)
Alphabet, Inc., Class A*	33,598	5,070,946
Meta Platforms, Inc., Class A	15,186	7,374,018

		12,444,964

Media (1.7%)
Charter Communications, Inc., Class A*	7,158	2,080,329
Comcast Corp., Class A	71,020	3,078,717

		5,159,046

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc.	14,429	2,355,101

Total Communication Services		24,195,135

Consumer Discretionary (4.7%)
Automobiles (0.6%)
General Motors Co.	41,086	1,863,250

Broadline Retail (1.2%)
eBay, Inc.	69,037	3,643,773

Hotels, Restaurants & Leisure (2.6%)
Booking Holdings, Inc.	85	308,370
Las Vegas Sands Corp.	72,213	3,733,412
Starbucks Corp.	41,019	3,748,726

		7,790,508

Textiles, Apparel & Luxury Goods (0.3%)
Ralph Lauren Corp.	4,381	822,577

Total Consumer Discretionary		14,120,108

Consumer Staples (9.0%)
Beverages (2.0%)
Coca-Cola Co. (The)	41,905	2,563,748
Keurig Dr Pepper, Inc.	108,955	3,341,650

		5,905,398

Consumer Staples Distribution & Retail (1.3%)
Sysco Corp.	48,837	3,964,588

Food Products (1.4%)
Kraft Heinz Co. (The)	84,229	3,108,050
Tyson Foods, Inc., Class A	17,970	1,055,378

		4,163,428

Household Products (2.0%)
Kimberly-Clark Corp.	30,466	3,940,777
Reckitt Benckiser Group plc	38,574	2,196,720

		6,137,497

Tobacco (2.3%)
Philip Morris International, Inc.	77,306	7,082,776

Total Consumer Staples		27,253,687

Energy (9.7%)
Oil, Gas & Consumable Fuels (9.7%)
Cheniere Energy, Inc.	12,296	1,983,099
Chevron Corp.	40,247	6,348,562
ConocoPhillips	22,029	2,803,851
Exxon Mobil Corp.	30,163	3,506,147
Hess Corp.	17,634	2,691,654
Marathon Oil Corp.	97,794	2,771,482
Pioneer Natural Resources Co.	7,831	2,055,637
Shell plc (ADR)	16,672	1,117,691
Suncor Energy, Inc.	159,658	5,892,977

Total Energy		29,171,100

Financials (19.4%)
Banks (12.2%)
Bank of America Corp.	212,319	8,051,136
Citigroup, Inc.	70,084	4,432,112
Citizens Financial Group, Inc.	111,749	4,055,371
Fifth Third Bancorp	107,355	3,994,680
Huntington Bancshares, Inc.	272,299	3,798,571
M&T Bank Corp.	21,165	3,078,238
Wells Fargo & Co.	162,448	9,415,486

		36,825,594

Capital Markets (3.4%)
Goldman Sachs Group, Inc. (The)	9,174	3,831,888
Morgan Stanley	20,616	1,941,202
State Street Corp.	57,055	4,411,493

		10,184,583

Insurance (3.8%)
Allstate Corp. (The)	18,965	3,281,135
American International Group, Inc.	67,246	5,256,620
MetLife, Inc.	40,000	2,964,400

		11,502,155

Total Financials		58,512,332

Health Care (16.2%)
Biotechnology (0.4%)
AbbVie, Inc.	6,054	1,102,433

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	41,903	1,790,934
Becton Dickinson & Co.	10,306	2,550,220
Dentsply Sirona, Inc.	36,728	1,219,003
Medtronic plc	35,102	3,059,139

		8,619,296

Health Care Providers & Services (6.7%)
CVS Health Corp.	62,269	4,966,575
Elevance Health, Inc.	12,549	6,507,159
Henry Schein, Inc.*	39,229	2,962,574
Humana, Inc.	6,407	2,221,435
Universal Health Services, Inc., Class B	18,870	3,443,020

		20,100,763

Pharmaceuticals (6.3%)
AstraZeneca plc	18,084	2,437,224
Bristol-Myers Squibb Co.	40,816	2,213,452
Johnson & Johnson	26,117	4,131,448
Merck & Co., Inc.	40,697	5,369,969
Sanofi SA (ADR)	99,136	4,818,009

		18,970,102

Total Health Care		48,792,594

Industrials (12.7%)
Aerospace & Defense (1.1%)
Textron, Inc.	36,091	3,462,210

Air Freight & Logistics (2.1%)
FedEx Corp.	21,641	6,270,263

Building Products (2.1%)
Johnson Controls International plc	95,758	6,254,912

Electrical Equipment (3.4%)
Eaton Corp. plc	17,531	5,481,593
Emerson Electric Co.	41,975	4,760,805

		10,242,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.4%)
General Electric Co.	24,098	$4,229,922

Machinery (2.6%)
Caterpillar, Inc.	11,209	4,107,314
Westinghouse Air Brake Technologies Corp.	25,074	3,652,780

		7,760,094

Total Industrials		38,219,799

Information Technology (11.8%)
Communications Equipment (2.9%)
Cisco Systems, Inc.	102,200	5,100,802
F5, Inc.*	19,072	3,615,861

		8,716,663

IT Services (2.0%)
Cognizant Technology Solutions Corp., Class A	43,772	3,208,050
DXC Technology Co.*	124,612	2,643,020

		5,851,070

Semiconductors & Semiconductor Equipment (4.3%)
Intel Corp.	84,739	3,742,922
NXP Semiconductors NV	19,659	4,870,910
QUALCOMM, Inc.	26,322	4,456,315

		13,070,147

Software (2.6%)
Microsoft Corp.	18,613	7,830,861

Total Information Technology		35,468,741

Materials (3.2%)
Chemicals (1.8%)
CF Industries Holdings, Inc.	34,931	2,906,608
Corteva, Inc.	46,286	2,669,314

		5,575,922

Containers & Packaging (1.4%)
International Paper Co.	106,921	4,172,058

Total Materials		9,747,980

Real Estate (0.4%)
Specialized REITs (0.4%)
SBA Communications Corp. (REIT)	5,450	1,181,015

Total Real Estate		1,181,015

Utilities (1.3%)
Multi-Utilities (1.3%)
Dominion Energy, Inc.	77,063	3,790,729

Total Utilities		3,790,729

Total Common Stocks (96.4%) (Cost $191,033,512)		290,453,220

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	3,996,729	3,998,327

Total Short-Term Investment (1.3%) (Cost $3,998,327)		3,998,327

Total Investments in Securities (97.7%) (Cost $195,031,839)		294,451,547
Other Assets Less Liabilities (2.3%)		6,941,348

Net Assets (100%)		$301,392,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	105,726	EUR	97,500	Deutsche Bank AG	4/26/2024	437
USD	2,354,075	EUR	2,165,223	Royal Bank of Canada	4/26/2024	15,883
USD	162,196	GBP	127,560	Goldman Sachs International	4/26/2024	1,175
USD	2,639,808	GBP	2,075,406	Royal Bank of Canada	4/26/2024	19,991

Total unrealized appreciation						37,486

USD	2,899,775	CAD	3,928,769	Deutsche Bank AG	4/26/2024	(1,666)
USD	81,805	GBP	64,822	Deutsche Bank AG	4/26/2024	(21)

Total unrealized depreciation						(1,687)

Net unrealized appreciation						35,799

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$24,195,135	$—	$—	$24,195,135
Consumer Discretionary	14,120,108	—	—	14,120,108
Consumer Staples	25,056,967	2,196,720	—	27,253,687
Energy	29,171,100	—	—	29,171,100
Financials	58,512,332	—	—	58,512,332
Health Care	46,355,370	2,437,224	—	48,792,594
Industrials	38,219,799	—	—	38,219,799
Information Technology	35,468,741	—	—	35,468,741
Materials	9,747,980	—	—	9,747,980
Real Estate	1,181,015	—	—	1,181,015
Utilities	3,790,729	—	—	3,790,729
Forward Currency Contracts	—	37,486	—	37,486
Short-Term Investment
Investment Company	3,998,327	—	—	3,998,327

Total Assets	$289,817,603	$4,671,430	$—	$294,489,033

Liabilities:
Forward Currency Contracts	$—	$(1,687)	$—	$(1,687)

Total Liabilities	$—	$(1,687)	$—	$(1,687)

Total	$289,817,603	$4,669,743	$—	$294,487,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,933,709
Aggregate gross unrealized depreciation	(7,204,269)

Net unrealized appreciation	$98,729,440

Federal income tax cost of investments in securities and derivative instruments, if applicable	$195,757,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (0.6%)
Canadian Pacific Kansas City Ltd.(x)	33,357	$2,941,087

China (2.4%)
JD.com, Inc. (ADR)	319,514	8,751,488
Tencent Holdings Ltd.	57,200	2,220,210
Yum China Holdings, Inc.	6,575	261,619

		11,233,317

Denmark (4.8%)
Novo Nordisk A/S, Class B	176,838	22,554,104

France (11.4%)
Airbus SE	129,674	23,883,523
Dassault Systemes SE	43,714	1,935,481
EssilorLuxottica SA	17,254	3,903,456
Kering SA	10,633	4,202,552
LVMH Moet Hennessy Louis Vuitton SE	21,807	19,614,028
Pernod Ricard SA	3,082	498,586

		54,037,626

Germany (3.6%)
Allianz SE (Registered)	8,825	2,644,892
SAP SE	73,220	14,255,149

		16,900,041

India (7.2%)
DLF Ltd.	2,395,847	25,767,510
HDFC Bank Ltd.	106,391	1,846,990
ICICI Bank Ltd. (ADR)	247,398	6,533,781

		34,148,281

Israel (1.4%)
Nice Ltd. (ADR)(x)*	25,656	6,686,467

Italy (1.1%)
Brunello Cucinelli SpA	37,902	4,334,401
Ferrari NV	1,966	856,891

		5,191,292

Japan (4.4%)
Hoya Corp.	17,000	2,115,173
Keyence Corp.	26,256	12,156,712
Murata Manufacturing Co. Ltd.	30,453	570,214
TDK Corp.	118,600	5,791,328

		20,633,427

Netherlands (2.1%)
ASML Holding NV	7,650	7,363,507
BE Semiconductor Industries NV	9,102	1,393,414
Universal Music Group NV	41,265	1,241,183

		9,998,104

Spain (1.1%)
Amadeus IT Group SA	84,725	5,433,147

Sweden (4.5%)
Assa Abloy AB, Class B	305,625	8,768,445
Atlas Copco AB, Class A	757,249	12,790,604

		21,559,049

Switzerland (0.8%)
Lonza Group AG (Registered)	6,373	3,817,369

United States (54.3%)
Adobe, Inc.*	29,414	14,842,304
Alphabet, Inc., Class A*	336,841	50,839,412
Amazon.com, Inc.*	35,975	6,489,171
Analog Devices, Inc.	105,749	20,916,095
Avantor, Inc.*	70,770	1,809,589
Boston Scientific Corp.*	27,230	1,864,983
Charles River Laboratories International, Inc.*	6,656	1,803,443
Charter Communications, Inc., Class A*	1,759	511,218
Danaher Corp.	8,659	2,162,325
Ecolab, Inc.	8,325	1,922,243
Edwards Lifesciences Corp.*	13,791	1,317,868
Equifax, Inc.	28,566	7,641,976
IDEXX Laboratories, Inc.*	3,531	1,906,493
Illumina, Inc.*	14,607	2,005,833
Intuit, Inc.	32,116	20,875,400
Intuitive Surgical, Inc.*	12,888	5,143,472
IQVIA Holdings, Inc.*	19,730	4,989,520
Lam Research Corp.	2,176	2,114,136
Linde plc	3,142	1,458,893
Marriott International, Inc., Class A	16,694	4,212,063
Marvell Technology, Inc.	118,494	8,398,855
Meta Platforms, Inc., Class A	83,141	40,371,607
Microsoft Corp.	23,981	10,089,286
Netflix, Inc.*	4,181	2,539,247
NVIDIA Corp.	12,507	11,300,825
Phathom Pharmaceuticals, Inc.*	84,997	902,668
S&P Global, Inc.	39,590	16,843,566
Thermo Fisher Scientific, Inc.	1,163	675,947
Veralto Corp.	2,886	255,873
Visa, Inc., Class A	38,926	10,863,468

		257,067,779

Total Common Stocks (99.7%) (Cost $212,549,845)		472,201,090

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,295,301	3,295,301

Total Short-Term Investment (0.7%) (Cost $3,295,301)		3,295,301

Total Investments in Securities (100.4%) (Cost $215,845,146)		475,496,391
Other Assets Less Liabilities (-0.4%)		(1,697,706)

Net Assets (100%)		$473,798,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $8,637,302. This was collateralized by $5,420,663 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.470%, maturing 4/2/24 – 11/15/53 and by cash of $3,295,301 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Information Technology	$138,689,173	29.3%
Communication Services	97,722,877	20.6
Health Care	56,972,243	12.0
Industrials	56,281,508	11.9
Consumer Discretionary	54,155,360	11.4
Financials	38,732,697	8.2
Real Estate	25,767,510	5.5
Materials	3,381,136	0.7
Investment Company	3,295,301	0.7
Consumer Staples	498,586	0.1
Cash and Other	(1,697,706)	(0.4)

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$2,941,087	$—	$—	$2,941,087
China	9,013,107	2,220,210	—	11,233,317
Denmark	—	22,554,104	—	22,554,104
France	—	54,037,626	—	54,037,626
Germany	—	16,900,041	—	16,900,041
India	6,533,781	27,614,500	—	34,148,281
Israel	6,686,467	—	—	6,686,467
Italy	—	5,191,292	—	5,191,292
Japan	—	20,633,427	—	20,633,427
Netherlands	—	9,998,104	—	9,998,104
Spain	—	5,433,147	—	5,433,147
Sweden	—	21,559,049	—	21,559,049
Switzerland	—	3,817,369	—	3,817,369
United States	257,067,779	—	—	257,067,779
Short-Term Investment
Investment Company	3,295,301	—	—	3,295,301

Total Assets	$285,537,522	$189,958,869	$—	$475,496,391

Total Liabilities	$—	$—	$—	$—

Total	$285,537,522	$189,958,869	$—	$475,496,391

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$267,412,345
Aggregate gross unrealized depreciation	(8,049,527)

Net unrealized appreciation	$259,362,818

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,133,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.3%)
Dexus (REIT)	506,784	$2,612,244

Canada (15.9%)
Agnico Eagle Mines Ltd.	47,471	2,830,632
Canadian Apartment Properties REIT (REIT)	63,500	2,179,407
Canfor Corp.*	373,957	4,723,638
Enbridge, Inc.	219,338	7,926,319
Gibson Energy, Inc.	155,964	2,655,147
Interfor Corp.*	317,520	4,960,115
Nutrien Ltd.	72,176	3,921,178
RioCan REIT (REIT)(x)	284,800	3,883,397

		33,079,833

China (1.8%)
ENN Energy Holdings Ltd.	490,400	3,778,139

Finland (0.8%)
Stora Enso OYJ, Class R	120,337	1,672,802

France (2.2%)
Vinci SA	34,981	4,481,914

Germany (0.6%)
LEG Immobilien SE*	13,620	1,169,343

Hong Kong (3.3%)
Hang Lung Properties Ltd.	3,381,000	3,464,414
Link REIT (REIT)	766,200	3,294,105

		6,758,519

Italy (1.7%)
Infrastrutture Wireless Italiane SpA(m)	303,515	3,448,019

Japan (3.9%)
GLP J-REIT (REIT)	3,016	2,526,283
Mitsui Fudosan Co. Ltd.	275,100	2,950,356
Nippon Prologis REIT, Inc. (REIT)	1,445	2,573,471

		8,050,110

Mexico (0.5%)
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	6,752	1,101,724

Netherlands (0.6%)
Shell plc	41,086	1,361,238

Singapore (1.6%)
CapitaLand Investment Ltd.	931,900	1,849,652
Frasers Logistics & Commercial Trust (REIT)(m)	1,888,400	1,482,469

		3,332,121

Spain (2.6%)
Cellnex Telecom SA(m)	150,719	5,328,507

Sweden (0.7%)
Billerud Aktiebolag	169,449	1,520,039

United Kingdom (5.1%)
Derwent London plc (REIT)	41,100	1,124,636
National Grid plc	395,788	5,325,137
Safestore Holdings plc (REIT)	433,479	4,127,987

		10,577,760

United States (56.9%)
Agree Realty Corp. (REIT)	73,719	4,210,829
Alexandria Real Estate Equities, Inc. (REIT)	14,183	1,828,331
American Tower Corp. (REIT)	33,000	6,520,470
American Water Works Co., Inc.	23,574	2,880,979
Archer-Daniels-Midland Co.	56,124	3,525,149
Camden Property Trust (REIT)	20,893	2,055,871
CenterPoint Energy, Inc.	62,768	1,788,260
Cheniere Energy, Inc.	31,632	5,101,609
Chevron Corp.	12,182	1,921,589
Corteva, Inc.	14,663	845,615
Devon Energy Corp.	37,818	1,897,707
Digital Realty Trust, Inc. (REIT)	8,321	1,198,557
Edison International	29,508	2,087,101
EOG Resources, Inc.	14,042	1,795,129
EQT Corp.	46,891	1,738,249
Equinix, Inc. (REIT)	9,125	7,531,136
Essential Utilities, Inc.	200,559	7,430,711
Exxon Mobil Corp.	30,140	3,503,474
Healthpeak Properties, Inc. (REIT)	236,259	4,429,856
Invitation Homes, Inc. (REIT)	103,483	3,685,030
Kimco Realty Corp. (REIT)	130,132	2,551,889
Kinder Morgan, Inc.	178,366	3,271,233
Newmont Corp.	66,265	2,374,938
Prologis, Inc. (REIT)	46,660	6,076,065
Public Storage (REIT)	14,398	4,176,284
Regency Centers Corp. (REIT)	50,172	3,038,416
RLJ Lodging Trust (REIT)	112,606	1,331,003
SBA Communications Corp. (REIT)	9,550	2,069,485
Sempra	40,610	2,917,016
Simon Property Group, Inc. (REIT)	13,874	2,171,142
SITE Centers Corp. (REIT)(x)	106,564	1,561,163
Sun Communities, Inc. (REIT)	42,364	5,447,163
Targa Resources Corp.	61,371	6,872,938
Ventas, Inc. (REIT)	68,760	2,993,810
Williams Cos., Inc. (The)	133,087	5,186,400

		118,014,597

Total Common Stocks (99.5%) (Cost $210,767,698)		206,286,909

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	841,791	841,791

Total Short-Term Investment (0.4%) (Cost $841,791)		841,791

Total Investments in Securities (99.9%) (Cost $211,609,489)		207,128,700
Other Assets Less Liabilities (0.1%)		166,203

Net Assets (100%)		$207,294,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $10,258,995 or 4.9% of net assets.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $580,751. This was collateralized by cash of $841,791 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Real Estate	$96,114,264	46.4%
Energy	43,231,032	20.9
Utilities	26,207,343	12.6
Materials	22,848,957	11.0
Communication Services	8,776,526	4.2
Industrials	5,583,638	2.7
Consumer Staples	3,525,149	1.7
Investment Company	841,791	0.4
Cash and Other	166,203	0.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$2,612,244	$—	$2,612,244
Canada	33,079,833	—	—	33,079,833
China	—	3,778,139	—	3,778,139
Finland	—	1,672,802	—	1,672,802
France	—	4,481,914	—	4,481,914
Germany	—	1,169,343	—	1,169,343
Hong Kong	—	6,758,519	—	6,758,519
Italy	—	3,448,019	—	3,448,019
Japan	—	8,050,110	—	8,050,110
Mexico	1,101,724	—	—	1,101,724
Netherlands	—	1,361,238	—	1,361,238
Singapore	—	3,332,121	—	3,332,121
Spain	—	5,328,507	—	5,328,507
Sweden	—	1,520,039	—	1,520,039
United Kingdom	—	10,577,760	—	10,577,760
United States	118,014,597	—	—	118,014,597
Short-Term Investment
Investment Company	841,791	—	—	841,791

Total Assets	$153,037,945	$54,090,755	$—	$207,128,700

Total Liabilities	$—	$—	$—	$—

Total	$153,037,945	$54,090,755	$—	$207,128,700

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,202,984
Aggregate gross unrealized depreciation	(22,604,683)

Net unrealized depreciation	$(5,401,699)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$212,530,399

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	17,843	$314,037
Verizon Communications, Inc.	10,314	432,775

		746,812

Entertainment (0.4%)
Electronic Arts, Inc.	757	100,431
Live Nation Entertainment, Inc.*	376	39,770
Netflix, Inc.*	1,069	649,236
Take-Two Interactive Software, Inc.*	294	43,656
Walt Disney Co. (The)	4,342	531,287
Warner Bros Discovery, Inc.*	5,603	48,914

		1,413,294

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	14,761	2,227,878
Alphabet, Inc., Class C*	14,265	2,171,989
Match Group, Inc.*	725	26,303
Meta Platforms, Inc., Class A	5,816	2,824,133

		7,250,303

Media (0.2%)
Charter Communications, Inc., Class A*	465	135,143
Comcast Corp., Class A	12,326	534,332
Fox Corp., Class A	856	26,767
Fox Corp., Class B	355	10,160
Interpublic Group of Cos., Inc. (The)	985	32,141
News Corp., Class A	1,103	28,876
News Corp., Class B	596	16,128
Omnicom Group, Inc.	596	57,669
Paramount Global, Class B	1,421	16,725

		857,941

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	780	127,312

Total Communication Services		10,395,662

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	670	53,365
BorgWarner, Inc.	512	17,787

		71,152

Automobiles (0.4%)
Ford Motor Co.	9,710	128,949
General Motors Co.	3,000	136,050
Tesla, Inc.*	5,709	1,003,585

		1,268,584

Broadline Retail (1.0%)
Amazon.com, Inc.*	20,233	3,649,628
eBay, Inc.	2,328	122,872
Etsy, Inc.*	286	19,654

		3,792,154

Distributors (0.0%)†
Genuine Parts Co.	378	58,563
LKQ Corp.	709	37,868
Pool Corp.	100	40,350

		136,781

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,085	178,982
Booking Holdings, Inc.	123	446,229
Caesars Entertainment, Inc.*	573	25,063
Carnival Corp.*	956	15,621
Chipotle Mexican Grill, Inc.*	69	200,567
Darden Restaurants, Inc.	313	52,318
Domino’s Pizza, Inc.	95	47,204
Expedia Group, Inc.*	315	43,391
Hilton Worldwide Holdings, Inc.	694	148,037
Las Vegas Sands Corp.	864	44,669
Marriott International, Inc., Class A	688	173,589
McDonald’s Corp.	1,952	550,366
MGM Resorts International*	1,145	54,056
Norwegian Cruise Line Holdings Ltd.*	463	9,691
Royal Caribbean Cruises Ltd.*	418	58,106
Starbucks Corp.	3,410	311,640
Wynn Resorts Ltd.	226	23,104
Yum! Brands, Inc.	793	109,949

		2,492,582

Household Durables (0.1%)
DR Horton, Inc.	830	136,577
Garmin Ltd.	292	43,470
Lennar Corp., Class A	638	109,723
Mohawk Industries, Inc.*	160	20,942
NVR, Inc.*	5	40,500
PulteGroup, Inc.	581	70,080

		421,292

Leisure Products (0.0%)†
Hasbro, Inc.	307	17,352

Specialty Retail (0.8%)
AutoZone, Inc.*	76	239,525
Bath & Body Works, Inc.	609	30,462
Best Buy Co., Inc.	638	52,335
CarMax, Inc.*	449	39,112
Home Depot, Inc. (The)	2,848	1,092,493
Lowe’s Cos., Inc.	2,046	521,178
O’Reilly Automotive, Inc.*	210	237,065
Ross Stores, Inc.	922	135,313
TJX Cos., Inc. (The)	3,095	313,895
Tractor Supply Co.	305	79,825
Ulta Beauty, Inc.*	147	76,863

		2,818,066

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	63	59,299
Lululemon Athletica, Inc.*	310	121,102
NIKE, Inc., Class B	3,139	295,003
Ralph Lauren Corp.	142	26,662
Tapestry, Inc.	733	34,803
VF Corp.	764	11,720

		548,589

Total Consumer Discretionary		11,566,552

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	686	35,411
Coca-Cola Co. (The)	9,392	574,603
Constellation Brands, Inc., Class A	405	110,063
Keurig Dr Pepper, Inc.	1,844	56,556
Molson Coors Beverage Co., Class B	489	32,885
Monster Beverage Corp.*	1,965	116,485
PepsiCo, Inc.	3,436	601,334

		1,527,337

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,069	783,181
Dollar General Corp.	649	101,283
Dollar Tree, Inc.*	620	82,553
Kroger Co. (The)	1,970	112,546
Sysco Corp.	1,140	92,545
Target Corp.	1,384	245,259
Walgreens Boots Alliance, Inc.	2,091	45,354
Walmart, Inc.	10,724	645,263

		2,107,984

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,371	86,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	344	$35,267
Campbell Soup Co.	410	18,224
Conagra Brands, Inc.	967	28,662
General Mills, Inc.	1,408	98,518
Hershey Co. (The)	360	70,020
Hormel Foods Corp.	628	21,911
J M Smucker Co. (The)	263	33,104
Kellanova	644	36,895
Kraft Heinz Co. (The)	1,421	52,435
Lamb Weston Holdings, Inc.	365	38,883
McCormick & Co., Inc. (Non- Voting)	594	45,625
Mondelez International, Inc., Class A	3,670	256,900
Tyson Foods, Inc., Class A	767	45,046

		867,603

Household Products (0.4%)
Church & Dwight Co., Inc.	638	66,550
Clorox Co. (The)	344	52,670
Colgate-Palmolive Co.	2,186	196,849
Kimberly-Clark Corp.	864	111,758
Procter & Gamble Co. (The)	6,174	1,001,732

		1,429,559

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	567	87,403
Kenvue, Inc.	4,579	98,265

		185,668

Tobacco (0.1%)
Altria Group, Inc.	4,584	199,954
Philip Morris International, Inc.	3,809	348,981

		548,935

Total Consumer Staples		6,667,086

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,025	34,337
Halliburton Co.	2,162	85,226
Schlumberger NV	3,418	187,341

		306,904

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	959	32,970
Chevron Corp.	4,902	773,241
ConocoPhillips	3,415	434,661
Coterra Energy, Inc.	1,266	35,296
Devon Energy Corp.	1,248	62,625
Diamondback Energy, Inc.	381	75,503
EOG Resources, Inc.	1,432	183,067
EQT Corp.	919	34,067
Exxon Mobil Corp.	10,498	1,220,288
Hess Corp.	670	102,269
Kinder Morgan, Inc.	4,863	89,187
Marathon Oil Corp.	2,136	60,534
Marathon Petroleum Corp.	1,122	226,083
Occidental Petroleum Corp.	2,312	150,257
ONEOK, Inc.	1,059	84,900
Phillips 66	1,043	170,364
Pioneer Natural Resources Co.	412	108,150
Targa Resources Corp.	596	66,746
Valero Energy Corp.	1,069	182,468
Williams Cos., Inc. (The)	2,096	81,681

		4,174,357

Total Energy		4,481,261

Financials (4.4%)
Banks (1.2%)
Bank of America Corp.	21,765	825,329
Citigroup, Inc.	6,139	388,230
Citizens Financial Group, Inc.	1,143	41,480
Comerica, Inc.	439	24,141
Fifth Third Bancorp	1,736	64,597
Huntington Bancshares, Inc.	2,669	37,233
JPMorgan Chase & Co.	8,288	1,660,086
KeyCorp	2,638	41,707
M&T Bank Corp.	489	71,120
PNC Financial Services Group, Inc. (The)	1,132	182,931
Regions Financial Corp.	2,580	54,283
Truist Financial Corp.	3,284	128,010
US Bancorp	3,809	170,262
Wells Fargo & Co.	10,639	616,636

		4,306,045

Capital Markets (0.9%)
Ameriprise Financial, Inc.	368	161,346
Bank of New York Mellon Corp. (The)	2,456	141,515
BlackRock, Inc.	310	258,447
Blackstone, Inc.	1,870	245,662
Cboe Global Markets, Inc.	305	56,038
Charles Schwab Corp. (The)	2,919	211,160
CME Group, Inc.	830	178,691
FactSet Research Systems, Inc.	108	49,074
Franklin Resources, Inc.	720	20,239
Goldman Sachs Group, Inc. (The)	841	351,277
Intercontinental Exchange, Inc.	1,421	195,288
MarketAxess Holdings, Inc.	103	22,583
Moody’s Corp.	407	159,963
Morgan Stanley	3,959	372,779
MSCI, Inc.	215	120,497
Nasdaq, Inc.	980	61,838
Northern Trust Corp.	512	45,527
Raymond James Financial, Inc.	491	63,054
S&P Global, Inc.	867	368,865
State Street Corp.	912	70,516
T. Rowe Price Group, Inc.	604	73,640

		3,227,999

Consumer Finance (0.2%)
American Express Co.	1,710	389,350
Capital One Financial Corp.	1,156	172,117
Discover Financial Services	875	114,704
Synchrony Financial	1,663	71,708

		747,879

Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	4,752	1,998,311
Corpay, Inc.*	240	74,050
Fidelity National Information Services, Inc.	1,143	84,788
Fiserv, Inc.*	983	157,103
Global Payments, Inc.	736	98,374
Jack Henry & Associates, Inc.	205	35,615
Mastercard, Inc., Class A	2,236	1,076,790
PayPal Holdings, Inc.*	2,758	184,758
Visa, Inc., Class A	4,361	1,217,068

		4,926,857

Insurance (0.8%)
Aflac, Inc.	1,860	159,700
Allstate Corp. (The)	872	150,865
American International Group, Inc.	2,183	170,645
Aon plc, Class A	636	212,246
Arch Capital Group Ltd.*	1,025	94,751
Arthur J Gallagher & Co.	441	110,268
Assurant, Inc.	118	22,212
Brown & Brown, Inc.	665	58,214
Chubb Ltd.	1,193	309,142
Cincinnati Financial Corp.	344	42,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Group Ltd.	98	$38,955
Globe Life, Inc.	284	33,049
Hartford Financial Services Group, Inc. (The)	888	91,508
Loews Corp.	596	46,661
Marsh & McLennan Cos., Inc.	1,235	254,385
MetLife, Inc.	2,504	185,571
Principal Financial Group, Inc.	644	55,584
Progressive Corp. (The)	1,461	302,164
Prudential Financial, Inc.	1,038	121,861
Travelers Cos., Inc. (The)	657	151,202
W R Berkley Corp.	575	50,853
Willis Towers Watson plc	334	91,850

		2,754,401

Total Financials		15,963,181

Health Care (4.0%)
Biotechnology (0.6%)
AbbVie, Inc.	4,537	826,188
Amgen, Inc.	1,642	466,853
Biogen, Inc.*	525	113,206
Gilead Sciences, Inc.	3,347	245,168
Incyte Corp.*	415	23,643
Moderna, Inc.*	778	82,904
Regeneron Pharmaceuticals, Inc.*	197	189,610
Vertex Pharmaceuticals, Inc.*	644	269,198

		2,216,770

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,463	507,265
Align Technology, Inc.*	189	61,977
Baxter International, Inc.	1,240	52,998
Becton Dickinson & Co.	670	165,792
Boston Scientific Corp.*	3,452	236,427
Cooper Cos., Inc. (The)	518	52,556
Dentsply Sirona, Inc.	512	16,993
Dexcom, Inc.*	954	132,320
Edwards Lifesciences Corp.*	1,453	138,849
GE HealthCare Technologies, Inc.	864	78,546
Hologic, Inc.*	694	54,104
IDEXX Laboratories, Inc.*	210	113,385
Insulet Corp.*	192	32,909
Intuitive Surgical, Inc.*	864	344,814
Medtronic plc	3,363	293,085
ResMed, Inc.	381	75,449
STERIS plc	226	50,809
Stryker Corp.	793	283,791
Teleflex, Inc.	118	26,688
Zimmer Biomet Holdings, Inc.	512	67,574

		2,786,331

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	806	90,191
Cencora, Inc.	405	98,411
Centene Corp.*	1,421	111,520
Cigna Group (The)	930	337,767
CVS Health Corp.	3,171	252,919
DaVita, Inc.*	334	46,109
Elevance Health, Inc.	628	325,643
HCA Healthcare, Inc.	691	230,469
Henry Schein, Inc.*	378	28,546
Humana, Inc.	344	119,272
Laboratory Corp. of America Holdings	263	57,455
McKesson Corp.	507	272,183
Molina Healthcare, Inc.*	147	60,392
Quest Diagnostics, Inc.	313	41,663
UnitedHealth Group, Inc.	2,370	1,172,439
Universal Health Services, Inc., Class B	210	38,317

		3,283,296

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	825	120,046
Bio-Rad Laboratories, Inc., Class A*	63	21,790
Bio-Techne Corp.	394	27,734
Charles River Laboratories International, Inc.*	137	37,120
Danaher Corp.	1,521	379,824
Illumina, Inc.*	365	50,122
IQVIA Holdings, Inc.*	405	102,420
Mettler-Toledo International, Inc.*	71	94,522
Revvity, Inc.	315	33,075
Thermo Fisher Scientific, Inc.	1,006	584,697
Waters Corp.*	210	72,288
West Pharmaceutical Services, Inc.	181	71,624

		1,595,262

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	5,714	309,870
Catalent, Inc.*	394	22,242
Eli Lilly and Co.	2,275	1,769,859
Johnson & Johnson	6,683	1,057,184
Merck & Co., Inc.	6,736	888,815
Pfizer, Inc.	15,476	429,459
Viatris, Inc.	3,137	37,456
Zoetis, Inc.	1,206	204,067

		4,718,952

Total Health Care		14,600,611

Industrials (2.8%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	163	51,000
Boeing Co. (The)*	1,311	253,010
General Dynamics Corp.	662	187,008
Howmet Aerospace, Inc.	980	67,061
Huntington Ingalls Industries, Inc.	119	34,685
L3Harris Technologies, Inc.	567	120,828
Lockheed Martin Corp.	609	277,016
Northrop Grumman Corp.	426	203,909
RTX Corp.	3,604	351,498
Textron, Inc.	609	58,421
TransDigm Group, Inc.	121	149,024

		1,753,460

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	344	26,192
Expeditors International of
Washington, Inc.	410	49,844
FedEx Corp.	615	178,190
United Parcel Service, Inc., Class B	1,692	251,482

		505,708

Building Products (0.2%)
A.O. Smith Corp.	399	35,695
Allegion plc	229	30,849
Builders FirstSource, Inc.*	323	67,362
Carrier Global Corp.	1,949	113,295
Johnson Controls International plc	2,320	151,542
Masco Corp.	757	59,712
Trane Technologies plc	641	192,428

		650,883

Commercial Services & Supplies (0.2%)
Cintas Corp.	218	149,773
Copart, Inc.*	2,020	116,998
Republic Services, Inc.	596	114,098
Rollins, Inc.	489	22,626
Veralto Corp.	507	44,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	983	$209,526

		657,972

Construction & Engineering (0.0%)†
Quanta Services, Inc.	344	89,371

Electrical Equipment (0.2%)
AMETEK, Inc.	570	104,253
Eaton Corp. plc	1,061	331,754
Emerson Electric Co.	1,589	180,224
Generac Holdings, Inc.*	163	20,561
Hubbell, Inc., Class B	126	52,296
Rockwell Automation, Inc.	315	91,769

		780,857

Ground Transportation (0.4%)
CSX Corp.	6,434	238,508
JB Hunt Transport Services, Inc.	197	39,252
Norfolk Southern Corp.	720	183,507
Old Dominion Freight Line, Inc.	536	117,550
Uber Technologies, Inc.*	5,351	411,974
Union Pacific Corp.	1,902	467,759

		1,458,550

Industrial Conglomerates (0.3%)
3M Co.	1,453	154,120
General Electric Co.	2,590	454,622
Honeywell International, Inc.	1,844	378,481

		987,223

Machinery (0.6%)
Caterpillar, Inc.	1,484	543,782
Cummins, Inc.	405	119,333
Deere & Co.	785	322,431
Dover Corp.	405	71,762
Fortive Corp.	757	65,117
IDEX Corp.	192	46,852
Illinois Tool Works, Inc.	743	199,369
Ingersoll Rand, Inc.	573	54,406
Nordson Corp.	118	32,396
Otis Worldwide Corp.	990	98,277
PACCAR, Inc.	1,271	157,464
Parker-Hannifin Corp.	326	181,188
Pentair plc	410	35,031
Snap-on, Inc.	147	43,544
Stanley Black & Decker, Inc.	399	39,074
Westinghouse Air Brake Technologies Corp.	118	17,190
Xylem, Inc.	439	56,737

		2,083,953

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	996	15,289
Delta Air Lines, Inc.	1,558	74,581
Southwest Airlines Co.	1,240	36,195
United Airlines Holdings, Inc.*	536	25,664

		151,729

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,074	268,221
Broadridge Financial Solutions, Inc.	310	63,507
Dayforce, Inc.*	349	23,107
Equifax, Inc.	320	85,606
Jacobs Solutions, Inc.	268	41,200
Leidos Holdings, Inc.	360	47,192
Paychex, Inc.	830	101,924
Paycom Software, Inc.	134	26,667
Robert Half, Inc.	268	21,247
Verisk Analytics, Inc.	368	86,749

		765,420

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,440	111,082
United Rentals, Inc.	200	144,222
WW Grainger, Inc.	147	149,543

		404,847

Total Industrials		10,289,973

Information Technology (9.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	544	157,749
Cisco Systems, Inc.	11,861	591,983
F5, Inc.*	171	32,420
Juniper Networks, Inc.	838	31,056
Motorola Solutions, Inc.	394	139,862

		953,070

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,453	167,604
CDW Corp.	360	92,081
Corning, Inc.	2,062	67,964
Jabil, Inc.	318	42,596
Keysight Technologies, Inc.*	525	82,099
TE Connectivity Ltd.	875	127,085
Teledyne Technologies, Inc.*	124	53,236
Trimble, Inc.*	573	36,878
Zebra Technologies Corp., Class A*	137	41,297

		710,840

IT Services (0.3%)
Accenture plc, Class A	1,574	545,564
Akamai Technologies, Inc.*	405	44,048
Cognizant Technology Solutions Corp., Class A	1,426	104,511
EPAM Systems, Inc.*	139	38,386
Gartner, Inc.*	218	103,914
International Business Machines Corp.	2,107	402,353
VeriSign, Inc.*	255	48,325

		1,287,101

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	3,176	573,236
Analog Devices, Inc.	1,363	269,588
Applied Materials, Inc.	2,509	517,431
Broadcom, Inc.	1,014	1,343,966
Enphase Energy, Inc.*	310	37,504
First Solar, Inc.*	273	46,082
Intel Corp.	11,551	510,208
KLA Corp.	399	278,730
Lam Research Corp.	407	395,429
Microchip Technology, Inc.	1,148	102,987
Micron Technology, Inc.	2,853	336,340
Monolithic Power Systems, Inc.	108	73,161
NVIDIA Corp.	6,021	5,440,335
NXP Semiconductors NV	694	171,952
ON Semiconductor Corp.*	1,059	77,890
Qorvo, Inc.*	292	33,530
QUALCOMM, Inc.	3,730	631,489
Skyworks Solutions, Inc.	470	50,910
Teradyne, Inc.	436	49,194
Texas Instruments, Inc.	2,425	422,459

		11,362,421

Software (3.3%)
Adobe, Inc.*	1,216	613,594
ANSYS, Inc.*	205	71,168
Autodesk, Inc.*	560	145,835
Cadence Design Systems, Inc.*	649	202,021
Fair Isaac Corp.*	66	82,474
Fortinet, Inc.*	1,826	124,734
Gen Digital, Inc.	1,658	37,139
Intuit, Inc.	609	395,850
Microsoft Corp.	19,348	8,140,091
Oracle Corp.	5,940	746,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Palo Alto Networks, Inc.*	785	$223,042
PTC, Inc.*	252	47,613
Roper Technologies, Inc.	268	150,305
Salesforce, Inc.	1,763	530,980
ServiceNow, Inc.*	439	334,694
Synopsys, Inc.*	405	231,457
Tyler Technologies, Inc.*	97	41,226

		12,118,346

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	38,919	6,673,830
Hewlett Packard Enterprise Co.	3,854	68,331
HP, Inc.	4,004	121,001
NetApp, Inc.	675	70,855
Seagate Technology Holdings plc	699	65,042
Super Micro Computer, Inc.*	126	127,264
Western Digital Corp.*	757	51,658

		7,177,981

Total Information Technology		33,609,759

Materials (0.8%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	565	136,883
Albemarle Corp.(x)	305	40,181
Celanese Corp.	355	61,010
CF Industries Holdings, Inc.	533	44,351
Corteva, Inc.	1,918	110,611
Dow, Inc.	1,884	109,140
DuPont de Nemours, Inc.	904	69,310
Eastman Chemical Co.	352	35,277
Ecolab, Inc.	649	149,854
FMC Corp.	320	20,384
International Flavors & Fragrances, Inc.	904	77,735
Linde plc	1,371	636,583
LyondellBasell Industries NV, Class A	780	79,778
Mosaic Co. (The)	791	25,676
PPG Industries, Inc.	615	89,113
Sherwin-Williams Co. (The)	638	221,597

		1,907,483

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	158	97,002
Vulcan Materials Co.	313	85,424

		182,426

Containers & Packaging (0.1%)
Amcor plc	1,064	10,119
Avery Dennison Corp.	229	51,124
Ball Corp.	938	63,184
International Paper Co.	983	38,357
Packaging Corp. of America	263	49,912
Westrock Co.	599	29,620

		242,316

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,244	152,533
Newmont Corp.	1,353	48,492
Nucor Corp.	825	163,267
Steel Dynamics, Inc.	423	62,701

		426,993

Total Materials		2,759,218

Real Estate (0.6%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	1,074	20,137
Ventas, Inc. (REIT)	849	36,965
Welltower, Inc. (REIT)	872	81,480

		138,582

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,826	37,762

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,673	217,858

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	284	36,610
Boston Properties, Inc. (REIT)	360	23,512

		60,122

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	720	70,013
CoStar Group, Inc.*	1,067	103,072

		173,085

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	334	61,977
Camden Property Trust (REIT)	284	27,946
Equity Residential (REIT)	896	56,546
Essex Property Trust, Inc. (REIT)	181	44,311
Invitation Homes, Inc. (REIT)	1,589	56,584
Mid-America Apartment Communities, Inc. (REIT)	299	39,342
UDR, Inc. (REIT)	604	22,596

		309,302

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	184	18,790
Kimco Realty Corp. (REIT)	975	19,120
Realty Income Corp. (REIT)	720	38,952
Regency Centers Corp. (REIT)	363	21,983
Simon Property Group, Inc. (REIT)	751	117,524

		216,369

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,111	219,523
Crown Castle, Inc. (REIT)	1,046	110,698
Digital Realty Trust, Inc. (REIT)	512	73,748
Equinix, Inc. (REIT)	205	169,193
Extra Space Storage, Inc. (REIT)	302	44,394
Iron Mountain, Inc. (REIT)	641	51,415
Public Storage (REIT)	381	110,513
SBA Communications Corp. (REIT)	292	63,276
VICI Properties, Inc. (REIT), Class A	2,209	65,806
Weyerhaeuser Co. (REIT)	1,823	65,464

		974,030

Total Real Estate		2,127,110

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	533	26,863
American Electric Power Co., Inc.	1,216	104,697
Constellation Energy Corp.	801	148,065
Duke Energy Corp.	1,697	164,117
Edison International	767	54,250
Entergy Corp.	418	44,174
Evergy, Inc.	720	38,434
Eversource Energy	764	45,664
Exelon Corp.	2,409	90,506
FirstEnergy Corp.	1,098	42,405
NextEra Energy, Inc.	4,660	297,821
NRG Energy, Inc.	749	50,700
PG&E Corp.	4,266	71,498
Pinnacle West Capital Corp.	292	21,821
PPL Corp.	1,760	48,453
Southern Co. (The)	2,540	182,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	1,235	$66,381

		1,498,069

Gas Utilities (0.0%)†
Atmos Energy Corp.	313	37,206

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,760	31,557

Multi-Utilities (0.2%)
Ameren Corp.	570	42,157
CenterPoint Energy, Inc.	1,025	29,202
CMS Energy Corp.	720	43,445
Consolidated Edison, Inc.	793	72,012
Dominion Energy, Inc.	1,847	90,854
DTE Energy Co.	426	47,772
NiSource, Inc.	859	23,760
Public Service Enterprise Group, Inc.	1,300	86,814
Sempra	1,285	92,301
WEC Energy Group, Inc.	780	64,054

		592,371

Water Utilities (0.0%)†
American Water Works Co., Inc.	465	56,828

Total Utilities		2,216,031

Total Common Stocks (31.4%) (Cost $46,391,635)		114,676,444

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (48.3%)
U.S. Treasury Notes
3.875%, 3/31/25	$5,000,000	4,943,555
0.375%, 4/30/25	2,792,100	2,657,581
4.250%, 5/31/25	4,005,000	3,971,990
4.750%, 7/31/25	4,000,000	3,993,133
0.250%, 8/31/25	3,850,000	3,610,580
5.000%, 10/31/25	9,015,200	9,042,621
2.250%, 11/15/25	4,600,000	4,419,451
4.000%, 2/15/26	3,750,000	3,704,073
0.500%, 2/28/26	6,100,000	5,638,706
4.625%, 3/15/26	11,961,800	11,953,624
3.750%, 4/15/26	600,000	589,734
0.750%, 5/31/26	1,644,400	1,515,289
4.125%, 6/15/26	4,900,000	4,852,531
0.875%, 6/30/26	750,000	691,694
4.500%, 7/15/26	400,000	399,438
0.750%, 8/31/26	3,100,000	2,834,547
4.625%, 11/15/26	2,759,300	2,769,233
1.250%, 11/30/26	3,900,000	3,586,782
4.375%, 12/15/26	345,500	344,768
1.250%, 12/31/26	3,800,000	3,489,341
2.750%, 4/30/27	6,800,000	6,478,296
3.125%, 8/31/27	4,700,000	4,516,773
4.125%, 9/30/27	456,300	452,913
4.125%, 10/31/27	2,428,100	2,409,700
2.250%, 11/15/27	3,800,000	3,535,484
3.500%, 1/31/28	1,350,000	1,310,977
1.125%, 2/29/28	4,120,100	3,651,117
4.000%, 2/29/28	1,200,000	1,186,500
1.250%, 3/31/28	1,148,200	1,020,642
3.625%, 3/31/28	8,012,100	7,813,676
4.000%, 6/30/28	600,000	593,531
1.000%, 7/31/28	6,100,000	5,318,411
4.375%, 8/31/28	4,856,400	4,878,026
1.375%, 12/31/28	2,670,000	2,343,551
1.875%, 2/28/29	4,420,000	3,961,770
4.250%, 2/28/29(x)	2,867,000	2,872,570
2.375%, 5/15/29	2,605,600	2,384,938
3.250%, 6/30/29	1,941,400	1,852,369
1.750%, 11/15/29	3,932,000	3,463,846
4.000%, 2/28/30	4,400,000	4,349,469
3.500%, 4/30/30	892,400	857,959
0.625%, 5/15/30	798,800	645,405
3.750%, 5/31/30	1,835,000	1,787,835
0.625%, 8/15/30	1,974,900	1,582,080
4.875%, 10/31/30	2,772,900	2,875,584
0.875%, 11/15/30	2,480,000	2,008,800
3.750%, 12/31/30	475,800	462,864
1.125%, 2/15/31	2,065,400	1,694,596
4.250%, 2/28/31	3,717,700	3,727,205
1.625%, 5/15/31	2,182,500	1,840,120
1.250%, 8/15/31	963,400	785,171
1.375%, 11/15/31	3,030,000	2,476,552
1.875%, 2/15/32	2,200,000	1,859,344
2.875%, 5/15/32	1,601,800	1,455,386
2.750%, 8/15/32	853,800	766,419
4.125%, 11/15/32	2,490,000	2,474,827
3.500%, 2/15/33	2,808,500	2,661,931
3.375%, 5/15/33	500,000	468,828
3.875%, 8/15/33	3,630,200	3,538,311
4.500%, 11/15/33	931,500	953,041
4.000%, 2/15/34	2,055,600	2,023,639

Total U.S. Treasury Obligations		176,349,127

Total Long-Term Debt Securities (48.3%) (Cost $183,126,855)		176,349,127

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $126)	124	217

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (17.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,201,241	2,201,241
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	60,730,757	60,755,049

Total Investment Companies		62,956,290

Total Short-Term Investments (17.3%) (Cost $62,945,882)		62,956,290

Total Investments in Securities (97.0%) (Cost $292,464,498)		353,982,078
Other Assets Less Liabilities (3.0%)		11,038,623

Net Assets (100%)		$365,020,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $2,156,761. This was collateralized by cash of $2,201,241 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	414	6/2024	USD	48,791,970	368,482
Russell 2000 E-Mini Index	71	6/2024	USD	7,617,945	188,893
S&P 500 E-Mini Index	30	6/2024	USD	7,962,750	28,337
S&P Midcap 400 E-Mini Index	25	6/2024	USD	7,693,500	260,556

					846,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,395,662	$—	$—	$10,395,662
Consumer Discretionary	11,566,552	—	—	11,566,552
Consumer Staples	6,667,086	—	—	6,667,086
Energy	4,481,261	—	—	4,481,261
Financials	15,963,181	—	—	15,963,181
Health Care	14,600,611	—	—	14,600,611
Industrials	10,289,973	—	—	10,289,973
Information Technology	33,609,759	—	—	33,609,759
Materials	2,759,218	—	—	2,759,218
Real Estate	2,127,110	—	—	2,127,110
Utilities	2,216,031	—	—	2,216,031
Futures	846,268	—	—	846,268
Right
Health Care	—	217	—	217
Short-Term Investments
Investment Companies	62,956,290	—	—	62,956,290
U.S. Treasury Obligations	—	176,349,127	—	176,349,127

Total Assets	$178,479,002	$176,349,344	$—	$354,828,346

Total Liabilities	$—	$—	$—	$—

Total	$178,479,002	$176,349,344	$—	$354,828,346

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,101,315
Aggregate gross unrealized depreciation	(9,544,347)

Net unrealized appreciation	$59,556,968

Federal income tax cost of investments in securities and derivative instruments, if applicable	$295,271,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	19,562	$344,291
Verizon Communications, Inc.	11,005	461,770

		806,061

Entertainment (0.5%)
Electronic Arts, Inc.	819	108,657
Live Nation Entertainment, Inc.*	409	43,260
Netflix, Inc.*	1,163	706,325
Take-Two Interactive Software, Inc.*	260	38,607
Walt Disney Co. (The)	4,780	584,881
Warner Bros Discovery, Inc.*	6,063	52,930

		1,534,660

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A*	15,883	2,397,221
Alphabet, Inc., Class C*	16,302	2,482,142
Match Group, Inc.*	781	28,335
Meta Platforms, Inc., Class A	6,417	3,115,967

		8,023,665

Media (0.3%)
Charter Communications, Inc., Class A*	429	124,680
Comcast Corp., Class A	12,089	524,058
Fox Corp., Class A	871	27,236
Fox Corp., Class B	462	13,223
Interpublic Group of Cos., Inc. (The)	966	31,520
News Corp., Class A	1,021	26,730
News Corp., Class B	632	17,102
Omnicom Group, Inc.	554	53,605
Paramount Global, Class B	1,375	16,184

		834,338

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	849	138,574

Total Communication Services		11,337,298

Consumer Discretionary (3.9%)
Automobile Components (0.0%)†
Aptiv plc*	721	57,428
BorgWarner, Inc.	549	19,072

		76,500

Automobiles (0.4%)
Ford Motor Co.	10,541	139,984
General Motors Co.	3,262	147,932
Tesla, Inc.*	6,155	1,081,987

		1,369,903

Broadline Retail (1.3%)
Amazon.com, Inc.*	22,382	4,037,265
eBay, Inc.	2,157	113,847
Etsy, Inc.*	317	21,784

		4,172,896

Distributors (0.1%)
Genuine Parts Co.	409	63,366
LKQ Corp.	879	46,948
Pool Corp.	130	52,455

		162,769

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	1,161	191,519
Booking Holdings, Inc.	130	471,624
Caesars Entertainment, Inc.*	509	22,264
Carnival Corp.*	1,113	18,186
Chipotle Mexican Grill, Inc.*	92	267,423
Darden Restaurants, Inc.	332	55,494
Domino’s Pizza, Inc.	118	58,632
Expedia Group, Inc.*	349	48,075
Hilton Worldwide Holdings, Inc.	794	169,368
Las Vegas Sands Corp.	921	47,616
Marriott International, Inc., Class A	721	181,915
McDonald’s Corp.	2,007	565,874
MGM Resorts International*	1,488	70,248
Norwegian Cruise Line Holdings Ltd.*	577	12,077
Royal Caribbean Cruises Ltd.*	447	62,137
Starbucks Corp.	3,205	292,905
Wynn Resorts Ltd.	260	26,580
Yum! Brands, Inc.	831	115,218

		2,677,155

Household Durables (0.2%)
DR Horton, Inc.	921	151,550
Garmin Ltd.	409	60,888
Lennar Corp., Class A	794	136,552
Mohawk Industries, Inc.*	170	22,251
NVR, Inc.*	24	194,399
PulteGroup, Inc.	711	85,761

		651,401

Leisure Products (0.0%)†
Hasbro, Inc.	317	17,917

Specialty Retail (0.9%)
AutoZone, Inc.*	92	289,952
Bath & Body Works, Inc.	794	39,716
Best Buy Co., Inc.	577	47,331
CarMax, Inc.*	447	38,938
Home Depot, Inc. (The)	2,923	1,121,263
Lowe’s Cos., Inc.	2,092	532,895
O’Reilly Automotive, Inc.*	220	248,354
Ross Stores, Inc.	966	141,770
TJX Cos., Inc. (The)	3,215	326,065
Tractor Supply Co.	317	82,965
Ulta Beauty, Inc.*	170	88,890

		2,958,139

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	68	64,006
Lululemon Athletica, Inc.*	339	132,430
NIKE, Inc., Class B	3,315	311,544
Ralph Lauren Corp.	170	31,919
Tapestry, Inc.	799	37,936
VF Corp.	831	12,748

		590,583

Total Consumer Discretionary		12,677,263

Consumer Staples (2.2%)
Beverages (0.5%)
Brown-Forman Corp., Class B	447	23,074
Coca-Cola Co. (The)	10,281	628,992
Constellation Brands, Inc., Class A	429	116,585
Keurig Dr Pepper, Inc.	1,927	59,101
Molson Coors Beverage Co., Class B	509	34,230
Monster Beverage Corp.*	2,017	119,568
PepsiCo, Inc.	3,719	650,862

		1,632,412

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,163	852,049
Dollar General Corp.	721	112,519
Dollar Tree, Inc.*	619	82,420
Kroger Co. (The)	2,219	126,772
Sysco Corp.	1,315	106,752
Target Corp.	1,340	237,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Walgreens Boots Alliance, Inc.	2,047	$44,399
Walmart, Inc.	11,310	680,523

		2,242,895

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,550	97,356
Bunge Global SA	372	38,137
Campbell Soup Co.	472	20,980
Conagra Brands, Inc.	1,315	38,977
General Mills, Inc.	1,665	116,500
Hershey Co. (The)	409	79,550
Hormel Foods Corp.	721	25,156
J M Smucker Co. (The)	349	43,929
Kellanova	721	41,306
Kraft Heinz Co. (The)	1,737	64,095
Lamb Weston Holdings, Inc.	362	38,564
McCormick & Co., Inc. (Non- Voting)	646	49,619
Mondelez International, Inc., Class A	3,869	270,830
Tyson Foods, Inc., Class A	819	48,100

		973,099

Household Products (0.5%)
Church & Dwight Co., Inc.	681	71,035
Clorox Co. (The)	349	53,435
Colgate-Palmolive Co.	2,274	204,774
Kimberly-Clark Corp.	879	113,699
Procter & Gamble Co. (The)	6,702	1,087,399

		1,530,342

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	607	93,569
Kenvue, Inc.	4,905	105,261

		198,830

Tobacco (0.2%)
Altria Group, Inc.	4,962	216,443
Philip Morris International, Inc.	4,144	379,673

		596,116

Total Consumer Staples		7,173,694

Energy (1.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,870	62,645
Halliburton Co.	2,396	94,450
Schlumberger NV	3,614	198,084

		355,179

Oil, Gas & Consumable Fuels (1.4%)
APA Corp.	966	33,211
Chevron Corp.	5,224	824,034
ConocoPhillips	3,802	483,919
Coterra Energy, Inc.	1,113	31,030
Devon Energy Corp.	1,011	50,732
Diamondback Energy, Inc.	429	85,015
EOG Resources, Inc.	1,550	198,152
EQT Corp.	1,053	39,035
Exxon Mobil Corp.	11,337	1,317,813
Hess Corp.	751	114,633
Kinder Morgan, Inc.	5,182	95,038
Marathon Oil Corp.	2,396	67,903
Marathon Petroleum Corp.	1,747	352,020
Occidental Petroleum Corp.	2,311	150,192
ONEOK, Inc.	1,071	85,862
Phillips 66	1,163	189,964
Pioneer Natural Resources Co.	447	117,337
Targa Resources Corp.	632	70,778
Valero Energy Corp.	1,136	193,904
Williams Cos., Inc. (The)	3,315	129,185

		4,629,757

Total Energy		4,984,936

Financials (5.2%)
Banks (1.4%)
Bank of America Corp.	22,540	854,717
Citigroup, Inc.	6,063	383,424
Citizens Financial Group, Inc.	1,183	42,931
Comerica, Inc.	429	23,591
Fifth Third Bancorp	1,927	71,704
Huntington Bancshares, Inc.	2,935	40,943
JPMorgan Chase & Co.	8,579	1,718,374
KeyCorp	2,708	42,813
M&T Bank Corp.	489	71,120
PNC Financial Services Group, Inc. (The)	1,196	193,274
Regions Financial Corp.	2,563	53,926
Truist Financial Corp.	3,677	143,329
US Bancorp	3,869	172,944
Wells Fargo & Co.	10,693	619,766

		4,432,856

Capital Markets (1.0%)
Ameriprise Financial, Inc.	349	153,016
Bank of New York Mellon Corp. (The)	2,274	131,028
BlackRock, Inc.	332	276,788
Blackstone, Inc.	2,002	263,003
Cboe Global Markets, Inc.	332	60,998
Charles Schwab Corp. (The)	3,095	223,892
CME Group, Inc.	934	201,081
FactSet Research Systems, Inc.	118	53,618
Franklin Resources, Inc.	769	21,617
Goldman Sachs Group, Inc. (The)	839	350,442
Intercontinental Exchange, Inc.	1,550	213,016
MarketAxess Holdings, Inc.	130	28,502
Moody’s Corp.	429	168,610
Morgan Stanley	4,026	379,088
MSCI, Inc.	237	132,827
Nasdaq, Inc.	804	50,732
Northern Trust Corp.	554	49,262
Raymond James Financial, Inc.	509	65,366
S&P Global, Inc.	966	410,985
State Street Corp.	966	74,691
T. Rowe Price Group, Inc.	619	75,468

		3,384,030

Consumer Finance (0.2%)
American Express Co.	1,747	397,775
Capital One Financial Corp.	1,261	187,750
Discover Financial Services	849	111,295
Synchrony Financial	1,575	67,914

		764,734

Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	5,247	2,206,468
Corpay, Inc.*	262	80,838
Fidelity National Information Services, Inc.	1,632	121,062
Fiserv, Inc.*	1,493	238,611
Global Payments, Inc.	794	106,126
Jack Henry & Associates, Inc.	220	38,221
Mastercard, Inc., Class A	2,371	1,141,802
PayPal Holdings, Inc.*	3,148	210,885
Visa, Inc., Class A	4,588	1,280,419

		5,424,432

Insurance (0.9%)
Aflac, Inc.	1,974	169,488
Allstate Corp. (The)	849	146,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
American International Group, Inc.	2,274	$177,759
Aon plc, Class A	646	215,583
Arch Capital Group Ltd.*	1,093	101,037
Arthur J Gallagher & Co.	482	120,519
Assurant, Inc.	187	35,201
Brown & Brown, Inc.	706	61,803
Chubb Ltd.	1,223	316,916
Cincinnati Financial Corp.	357	44,329
Everest Group Ltd.	83	32,993
Globe Life, Inc.	317	36,889
Hartford Financial Services Group, Inc. (The)	978	100,783
Loews Corp.	681	53,315
Marsh & McLennan Cos., Inc.	1,375	283,223
MetLife, Inc.	2,139	158,521
Principal Financial Group, Inc.	646	55,756
Progressive Corp. (The)	1,493	308,782
Prudential Financial, Inc.	1,073	125,970
Travelers Cos., Inc. (The)	721	165,931
W R Berkley Corp.	706	62,439
Willis Towers Watson plc	349	95,975

		2,870,097

Total Financials		16,876,149

Health Care (4.7%)
Biotechnology (0.7%)
AbbVie, Inc.	4,735	862,243
Amgen, Inc.	1,575	447,804
Biogen, Inc.*	482	103,934
Gilead Sciences, Inc.	3,315	242,824
Incyte Corp.*	472	26,890
Moderna, Inc.*	819	87,272
Regeneron Pharmaceuticals, Inc.*	220	211,748
Vertex Pharmaceuticals, Inc.*	681	284,665

		2,267,380

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	4,768	541,931
Align Technology, Inc.*	220	72,142
Baxter International, Inc.	1,375	58,768
Becton Dickinson & Co.	721	178,411
Boston Scientific Corp.*	3,802	260,399
Cooper Cos., Inc. (The)	674	68,384
Dentsply Sirona, Inc.	681	22,602
Dexcom, Inc.*	978	135,649
Edwards Lifesciences Corp.*	1,695	161,974
GE HealthCare Technologies, Inc.	983	89,365
Hologic, Inc.*	751	58,548
IDEXX Laboratories, Inc.*	260	140,382
Insulet Corp.*	205	35,137
Intuitive Surgical, Inc.*	978	390,310
Medtronic plc	3,614	314,960
ResMed, Inc.	409	80,994
STERIS plc	237	53,282
Stryker Corp.	849	303,832
Teleflex, Inc.	170	38,449
Zimmer Biomet Holdings, Inc.	524	69,158

		3,074,677

Health Care Providers & Services (1.1%)
Cardinal Health, Inc.	849	95,003
Cencora, Inc.	409	99,383
Centene Corp.*	1,590	124,783
Cigna Group (The)	1,048	380,623
CVS Health Corp.	3,467	276,528
DaVita, Inc.*	260	35,893
Elevance Health, Inc.	681	353,126
HCA Healthcare, Inc.	721	240,475
Henry Schein, Inc.*	349	26,357
Humana, Inc.	357	123,779
Laboratory Corp. of America
Holdings	260	56,800
McKesson Corp.	482	258,762
Molina Healthcare, Inc.*	170	69,841
Quest Diagnostics, Inc.	349	46,455
UnitedHealth Group, Inc.	2,556	1,264,453
Universal Health Services, Inc., Class B	227	41,418

		3,493,679

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	831	120,919
Bio-Rad Laboratories, Inc., Class A*	70	24,211
Bio-Techne Corp.	419	29,493
Charles River Laboratories
International, Inc.*	143	38,746
Danaher Corp.	1,712	427,521
Illumina, Inc.*	409	56,164
IQVIA Holdings, Inc.*	482	121,893
Mettler-Toledo International, Inc.*	83	110,497
Revvity, Inc.	349	36,645
Thermo Fisher Scientific, Inc.	1,073	623,638
Waters Corp.*	220	75,731
West Pharmaceutical Services, Inc.	195	77,163

		1,742,621

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	6,275	340,293
Catalent, Inc.*	429	24,217
Eli Lilly and Co.	2,239	1,741,853
Johnson & Johnson	7,032	1,112,392
Merck & Co., Inc.	6,892	909,399
Pfizer, Inc.	14,832	411,588
Viatris, Inc.	3,315	39,581
Zoetis, Inc.	1,233	208,636

		4,787,959

Total Health Care		15,366,316

Industrials (3.3%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	172	53,815
Boeing Co. (The)*	1,403	270,765
General Dynamics Corp.	619	174,861
Howmet Aerospace, Inc.	1,021	69,867
Huntington Ingalls Industries, Inc.	108	31,479
L3Harris Technologies, Inc.	607	129,352
Lockheed Martin Corp.	681	309,766
Northrop Grumman Corp.	429	205,345
RTX Corp.	3,869	377,344
Textron, Inc.	607	58,230
TransDigm Group, Inc.	142	174,887

		1,855,711

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	409	31,141
Expeditors International of Washington, Inc.	472	57,381
FedEx Corp.	646	187,172
United Parcel Service, Inc., Class B	1,870	277,938

		553,632

Building Products (0.2%)
A.O. Smith Corp.	429	38,378
Allegion plc	260	35,025
Builders FirstSource, Inc.*	354	73,827
Carrier Global Corp.	2,157	125,386
Johnson Controls International plc	2,152	140,569
Masco Corp.	799	63,025
Trane Technologies plc	646	193,929

		670,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.2%)
Cintas Corp.	220	$151,147
Copart, Inc.*	2,027	117,404
Republic Services, Inc.	577	110,461
Rollins, Inc.	554	25,634
Veralto Corp.	569	50,447
Waste Management, Inc.	1,021	217,626

		672,719

Construction & Engineering (0.0%)†
Quanta Services, Inc.	349	90,670

Electrical Equipment (0.3%)
AMETEK, Inc.	646	118,153
Eaton Corp. plc	1,141	356,768
Emerson Electric Co.	1,575	178,636
Generac Holdings, Inc.*	170	21,444
Hubbell, Inc., Class B	140	58,107
Rockwell Automation, Inc.	332	96,722

		829,830

Ground Transportation (0.5%)
CSX Corp.	6,450	239,102
JB Hunt Transport Services, Inc.	260	51,805
Norfolk Southern Corp.	721	183,761
Old Dominion Freight Line, Inc.	654	143,429
Uber Technologies, Inc.*	5,873	452,162
Union Pacific Corp.	1,870	459,889

		1,530,148

Industrial Conglomerates (0.3%)
3M Co.	1,493	158,363
General Electric Co.	2,945	516,936
Honeywell International, Inc.	1,922	394,490

		1,069,789

Machinery (0.7%)
Caterpillar, Inc.	1,493	547,080
Cummins, Inc.	447	131,708
Deere & Co.	839	344,611
Dover Corp.	409	72,471
Fortive Corp.	831	71,483
IDEX Corp.	237	57,833
Illinois Tool Works, Inc.	779	209,029
Ingersoll Rand, Inc.	554	52,602
Nordson Corp.	133	36,514
Otis Worldwide Corp.	1,073	106,517
PACCAR, Inc.	1,380	170,968
Parker-Hannifin Corp.	349	193,971
Pentair plc	524	44,771
Snap-on, Inc.	170	50,357
Stanley Black & Decker, Inc.	429	42,012
Westinghouse Air Brake Technologies Corp.	509	74,151
Xylem, Inc.	509	65,783

		2,271,861

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,146	17,591
Delta Air Lines, Inc.	1,550	74,199
Southwest Airlines Co.	1,233	35,991
United Airlines Holdings, Inc.*	632	30,260

		158,041

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,163	290,448
Broadridge Financial Solutions, Inc.	260	53,263
Dayforce, Inc.*	362	23,968
Equifax, Inc.	332	88,817
Jacobs Solutions, Inc.	357	54,882
Leidos Holdings, Inc.	349	45,750
Paychex, Inc.	831	102,047
Paycom Software, Inc.	143	28,458
Robert Half, Inc.	357	28,303
Verisk Analytics, Inc.	429	101,128

		817,064

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,493	115,170
United Rentals, Inc.	220	158,644
WW Grainger, Inc.	130	132,249

		406,063

Total Industrials		10,925,667

Information Technology (11.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	646	187,327
Cisco Systems, Inc.	11,312	564,582
F5, Inc.*	170	32,230
Juniper Networks, Inc.	831	30,797
Motorola Solutions, Inc.	429	152,287

		967,223

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,565	180,523
CDW Corp.	409	104,614
Corning, Inc.	2,079	68,524
Jabil, Inc.	347	46,481
Keysight Technologies, Inc.*	482	75,375
TE Connectivity Ltd.	904	131,297
Teledyne Technologies, Inc.*	142	60,963
Trimble, Inc.*	614	39,517
Zebra Technologies Corp., Class A*	143	43,106

		750,400

IT Services (0.5%)
Accenture plc, Class A	1,677	581,265
Akamai Technologies, Inc.*	482	52,422
Cognizant Technology Solutions Corp., Class A	1,493	109,422
EPAM Systems, Inc.*	170	46,947
Gartner, Inc.*	260	123,934
International Business Machines Corp.	2,329	444,746
VeriSign, Inc.*	260	49,273

		1,408,009

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	3,971	716,726
Analog Devices, Inc.	1,463	289,367
Applied Materials, Inc.	2,396	494,127
Broadcom, Inc.	1,073	1,422,165
Enphase Energy, Inc.*	332	40,165
First Solar, Inc.*	290	48,952
Intel Corp.	11,919	526,462
KLA Corp.	429	299,686
Lam Research Corp.	409	397,372
Microchip Technology, Inc.	1,198	107,473
Micron Technology, Inc.	2,923	344,592
Monolithic Power Systems, Inc.	130	88,065
NVIDIA Corp.	6,557	5,924,643
NXP Semiconductors NV	759	188,057
ON Semiconductor Corp.*	1,101	80,978
Qorvo, Inc.*	349	40,076
QUALCOMM, Inc.	3,262	552,257
Skyworks Solutions, Inc.	472	51,127
Teradyne, Inc.	472	53,256
Texas Instruments, Inc.	2,504	436,222

		12,101,768

Software (4.0%)
Adobe, Inc.*	1,300	655,980
ANSYS, Inc.*	237	82,277
Autodesk, Inc.*	577	150,262
Cadence Design Systems, Inc.*	769	239,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	70	$87,473
Fortinet, Inc.*	1,725	117,835
Gen Digital, Inc.	1,550	34,720
Intuit, Inc.	681	442,650
Microsoft Corp.	20,483	8,617,608
Oracle Corp.	5,873	737,708
Palo Alto Networks, Inc.*	846	240,374
PTC, Inc.*	265	50,069
Roper Technologies, Inc.	260	145,818
Salesforce, Inc.	2,329	701,448
ServiceNow, Inc.*	577	439,905
Synopsys, Inc.*	409	233,743
Tyler Technologies, Inc.*	118	50,151

		13,027,395

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	44,478	7,627,087
Hewlett Packard Enterprise Co.	3,467	61,470
HP, Inc.	4,061	122,723
NetApp, Inc.	646	67,811
Seagate Technology Holdings plc	619	57,598
Super Micro Computer, Inc.*	140	141,404
Western Digital Corp.*	819	55,889

		8,133,982

Total Information Technology		36,388,777

Materials (0.9%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	607	147,058
Albemarle Corp.	350	46,109
Celanese Corp.	349	59,979
CF Industries Holdings, Inc.	632	52,589
Corteva, Inc.	2,119	122,203
Dow, Inc.	1,962	113,659
DuPont de Nemours, Inc.	949	72,760
Eastman Chemical Co.	362	36,279
Ecolab, Inc.	681	157,243
FMC Corp.	349	22,231
International Flavors & Fragrances, Inc.	1,058	90,977
Linde plc	1,403	651,441
LyondellBasell Industries NV, Class A	721	73,744
Mosaic Co. (The)	1,048	34,018
PPG Industries, Inc.	646	93,605
Sherwin-Williams Co. (The)	681	236,532

		2,010,427

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	170	104,370
Vulcan Materials Co.	349	95,249

		199,619

Containers & Packaging (0.1%)
Amcor plc	4,376	41,616
Avery Dennison Corp.	237	52,910
Ball Corp.	849	57,189
International Paper Co.	978	38,161
Packaging Corp. of America	260	49,343
Westrock Co.	754	37,285

		276,504

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,168	195,979
Newmont Corp.	2,152	77,128
Nucor Corp.	794	157,133
Steel Dynamics, Inc.	452	67,000

		497,240

Total Materials		2,983,790

Real Estate (0.7%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	1,376	25,800
Ventas, Inc. (REIT)	966	42,060
Welltower, Inc. (REIT)	1,048	97,925

		165,785

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,119	43,821

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,202	286,744

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	332	42,798
Boston Properties, Inc. (REIT)	357	23,316

		66,114

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	934	90,822
CoStar Group, Inc.*	19	1,835

		92,657

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	409	75,894
Camden Property Trust (REIT)	305	30,012
Equity Residential (REIT)	966	60,964
Essex Property Trust, Inc. (REIT)	187	45,779
Invitation Homes, Inc. (REIT)	47	1,674
Mid-America Apartment Communities, Inc. (REIT)	332	43,685
UDR, Inc. (REIT)	721	26,973

		284,981

Retail REITs (0.1%)
Federal Realty Investment
Trust (REIT)	220	22,467
Kimco Realty Corp. (REIT)	1,021	20,022
Realty Income Corp. (REIT)	849	45,931
Regency Centers Corp. (REIT)	429	25,980
Simon Property Group, Inc. (REIT)	819	128,165

		242,565

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,163	229,797
Crown Castle, Inc. (REIT)	1,093	115,672
Digital Realty Trust, Inc. (REIT)	524	75,477
Equinix, Inc. (REIT)	237	195,603
Extra Space Storage, Inc. (REIT)	332	48,804
Iron Mountain, Inc. (REIT)	831	66,654
Public Storage (REIT)	409	118,635
SBA Communications Corp. (REIT)	260	56,342
VICI Properties, Inc. (REIT), Class A	2,396	71,377
Weyerhaeuser Co. (REIT)	1,927	69,199

		1,047,560

Total Real Estate		2,230,227

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	681	34,322
American Electric Power Co., Inc.	1,333	114,771
Constellation Energy Corp.	871	161,004
Duke Energy Corp.	1,922	185,877
Edison International	966	68,325
Entergy Corp.	524	55,376
Evergy, Inc.	681	36,352
Eversource Energy	831	49,669
Exelon Corp.	2,611	98,095
FirstEnergy Corp.	1,433	55,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	5,257	$335,975
NRG Energy, Inc.	681	46,097
PG&E Corp.	4,802	80,482
Pinnacle West Capital Corp.	317	23,690
PPL Corp.	1,897	52,224
Southern Co. (The)	2,768	198,576
Xcel Energy, Inc.	1,403	75,411

		1,671,589

Gas Utilities (0.0%)†
Atmos Energy Corp.	332	39,465

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,677	30,069

Multi-Utilities (0.2%)
Ameren Corp.	646	47,778
CenterPoint Energy, Inc.	1,433	40,826
CMS Energy Corp.	781	47,126
Consolidated Edison, Inc.	904	82,092
Dominion Energy, Inc.	2,152	105,857
DTE Energy Co.	509	57,079
NiSource, Inc.	1,011	27,964
Public Service Enterprise Group, Inc.	1,315	87,816
Sempra	1,505	108,104
WEC Energy Group, Inc.	831	68,242

		672,884

Water Utilities (0.1%)
American Water Works Co., Inc.	472	57,683

Total Utilities		2,471,690

Total Common Stocks (37.9%) (Cost $86,402,829)		123,415,807

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.3%)
Communication Services (3.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
4.350%, 3/1/29	$400,000	389,542
4.300%, 2/15/30	500,000	480,208
2.750%, 6/1/31	300,000	258,514
2.250%, 2/1/32	100,000	81,213
British Telecommunications plc
9.625%, 12/15/30(e)	175,000	214,517
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	300,000	354,715
Sprint Capital Corp.
6.875%, 11/15/28	200,000	212,739
8.750%, 3/15/32	200,000	241,851
Verizon Communications, Inc.
4.329%, 9/21/28	600,000	586,287
4.016%, 12/3/29	620,000	592,037
3.150%, 3/22/30	125,000	112,916
2.550%, 3/21/31	437,000	372,862
2.355%, 3/15/32	550,000	451,032

		4,348,433

Entertainment (0.6%)
Netflix, Inc.
5.875%, 11/15/28	225,000	233,829
6.375%, 5/15/29	200,000	212,705
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	95,843
2.650%, 1/13/31	400,000	351,809
Warnermedia Holdings, Inc.
4.279%, 3/15/32	1,000,000	891,574

		1,785,760

Interactive Media & Services (0.3%)
Alphabet, Inc.
1.100%, 8/15/30	478,000	391,191
Meta Platforms, Inc.
3.850%, 8/15/32	500,000	467,942
4.950%, 5/15/33(x)	100,000	101,073

		960,206

Media (0.7%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	306,945
Comcast Corp.
3.400%, 4/1/30	525,000	485,417
4.250%, 10/15/30	200,000	192,971
4.250%, 1/15/33	690,000	651,912
Fox Corp.
4.709%, 1/25/29	291,000	286,504
Paramount Global
7.875%, 7/30/30	100,000	104,185
4.950%, 1/15/31(x)	250,000	222,279

		2,250,213

Wireless Telecommunication Services (0.6%)
T-Mobile USA, Inc.
3.875%, 4/15/30	1,320,000	1,235,969
2.550%, 2/15/31	970,000	825,041

		2,061,010

Total Communication Services		11,405,622

Consumer Discretionary (2.0%)
Automobiles (0.6%)
Ford Motor Co.
3.250%, 2/12/32	1,510,000	1,250,174
General Motors Co.
5.000%, 10/1/28	200,000	198,698
5.600%, 10/15/32(x)	500,000	504,537

		1,953,409

Broadline Retail (0.3%)
Amazon.com, Inc.
2.100%, 5/12/31(x)	452,000	383,514
3.600%, 4/13/32	300,000	279,545
4.700%, 12/1/32	225,000	225,462
eBay, Inc.
2.700%, 3/11/30	353,000	312,120

		1,200,641

Hotels, Restaurants & Leisure (0.4%)
Marriott International, Inc.
Series FF
4.625%, 6/15/30	334,000	324,892
McDonald’s Corp.
2.625%, 9/1/29	50,000	45,035
2.125%, 3/1/30	150,000	129,022
3.600%, 7/1/30	200,000	186,402
Starbucks Corp.
3.550%, 8/15/29	345,000	325,026
2.550%, 11/15/30	250,000	216,542

		1,226,919

Specialty Retail (0.7%)
AutoZone, Inc.
4.000%, 4/15/30	315,000	298,371
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	193,467
2.950%, 6/15/29	400,000	366,877
2.700%, 4/15/30	200,000	177,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 4/15/32	$270,000	$240,533
Lowe’s Cos., Inc.
3.650%, 4/5/29	350,000	332,223
1.700%, 10/15/30	175,000	143,087
2.625%, 4/1/31	390,000	335,229
3.750%, 4/1/32	300,000	275,788

		2,363,395

Total Consumer Discretionary		6,744,364

Consumer Staples (3.0%)
Beverages (1.0%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	600,000	598,838
3.500%, 6/1/30	300,000	279,168
4.900%, 1/23/31(x)	140,000	141,139
Coca-Cola Co. (The)
2.125%, 9/6/29	170,000	150,554
3.450%, 3/25/30	100,000	93,938
1.650%, 6/1/30	250,000	210,255
1.375%, 3/15/31	320,000	257,323
2.250%, 1/5/32(x)	200,000	169,961
Constellation Brands, Inc.
3.150%, 8/1/29	175,000	159,431
2.250%, 8/1/31	250,000	206,174
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	200,000	166,448
PepsiCo, Inc.
2.750%, 3/19/30(x)	350,000	314,774
1.625%, 5/1/30(x)	175,000	146,778
3.900%, 7/18/32	400,000	377,479

		3,272,260

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.
1.600%, 4/20/30	263,000	221,050
Dollar General Corp.
5.450%, 7/5/33(x)	233,000	233,697
Kroger Co. (The)
2.200%, 5/1/30	100,000	85,116
Sysco Corp.
2.400%, 2/15/30	100,000	86,471
Target Corp.
4.500%, 9/15/32	500,000	488,985
Walmart, Inc.
1.800%, 9/22/31	480,000	398,038
4.100%, 4/15/33	675,000	650,528

		2,163,885

Food Products (0.5%)
Archer-Daniels-Midland Co.
3.250%, 3/27/30	315,000	287,628
Conagra Brands, Inc.
4.850%, 11/1/28(x)	206,000	203,298
General Mills, Inc.
2.875%, 4/15/30	200,000	177,847
JBS USA LUX SA
5.500%, 1/15/30	300,000	295,108
5.750%, 4/1/33	200,000	196,561
Mondelez International, Inc.
2.750%, 4/13/30	280,000	249,096
Pilgrim’s Pride Corp.
6.250%, 7/1/33	179,000	182,754
Unilever Capital Corp.
5.900%, 11/15/32	100,000	107,467

		1,699,759

Household Products (0.2%)
Kimberly-Clark Corp.
3.200%, 4/25/29	236,000	219,874
Procter & Gamble Co. (The)
3.000%, 3/25/30(x)	220,000	202,486
1.200%, 10/29/30	200,000	163,932

		586,292

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	248,000	243,291

Tobacco (0.5%)
Altria Group, Inc.
4.800%, 2/14/29	260,000	257,497
2.450%, 2/4/32	100,000	81,262
BAT Capital Corp.
2.726%, 3/25/31	540,000	453,540
Philip Morris International, Inc.
3.375%, 8/15/29	164,000	152,129
2.100%, 5/1/30	250,000	212,085
5.750%, 11/17/32(x)	350,000	360,897
5.375%, 2/15/33	200,000	200,888

		1,718,298

Total Consumer Staples		9,683,785

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	500,000	488,751
3.633%, 4/6/30	100,000	93,449
1.749%, 8/10/30	155,000	129,163
2.721%, 1/12/32	420,000	361,119
4.812%, 2/13/33	350,000	344,729
Burlington Resources LLC
7.200%, 8/15/31	100,000	113,287
Cheniere Energy Partners LP
4.500%, 10/1/29	419,000	398,817
Chevron Corp.
2.236%, 5/11/30	220,000	192,146
ConocoPhillips Co.
6.950%, 4/15/29	220,000	241,211
Diamondback Energy, Inc.
6.250%, 3/15/33	224,000	238,855
Enbridge, Inc.
5.700%, 3/8/33	300,000	306,127
Energy Transfer LP
5.250%, 4/15/29	350,000	350,543
3.750%, 5/15/30	380,000	349,080
5.750%, 2/15/33	100,000	101,628
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	194,240
2.800%, 1/31/30	300,000	268,419
5.350%, 1/31/33	100,000	101,982
Series D
6.875%, 3/1/33	100,000	112,432
Exxon Mobil Corp.
3.482%, 3/19/30	350,000	329,365
2.610%, 10/15/30	325,000	287,812
Hess Corp.
7.300%, 8/15/31	210,000	236,840
Kinder Morgan, Inc.
2.000%, 2/15/31	100,000	81,806
7.750%, 1/15/32	100,000	113,317
4.800%, 2/1/33	250,000	238,251
5.200%, 6/1/33	200,000	194,969
MPLX LP
2.650%, 8/15/30	225,000	192,838
4.950%, 9/1/32	300,000	290,848
Occidental Petroleum Corp.
6.625%, 9/1/30	250,000	264,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 1/1/31	$625,000	$645,632
ONEOK, Inc.
3.100%, 3/15/30	125,000	111,617
6.350%, 1/15/31	350,000	369,998
6.100%, 11/15/32	100,000	104,596
Phillips 66 Co.
5.300%, 6/30/33	384,000	386,445
Pioneer Natural Resources Co.
2.150%, 1/15/31	298,000	250,836
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	200,000	192,181
Targa Resources Partners LP
5.500%, 3/1/30	200,000	199,046
4.875%, 2/1/31	400,000	382,160
4.000%, 1/15/32	200,000	179,540
TotalEnergies Capital International SA
3.455%, 2/19/29	250,000	236,717
2.829%, 1/10/30	205,000	185,169
TransCanada PipeLines Ltd.
4.100%, 4/15/30	180,000	169,990
Valero Energy Corp.
2.800%, 12/1/31	200,000	170,644
7.500%, 4/15/32	50,000	57,391
Williams Cos., Inc. (The)
2.600%, 3/15/31(x)	450,000	382,010
4.650%, 8/15/32	350,000	335,548
5.650%, 3/15/33	100,000	102,291

Total Energy		11,078,562

Financials (13.0%)
Banks (7.7%)
Banco Santander SA
2.749%, 12/3/30	200,000	164,727
2.958%, 3/25/31	200,000	172,109
Bank of America Corp.
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31(k)	500,000	430,216
(SOFR + 1.53%), 1.898%, 7/23/31(k)	200,000	163,773
(SOFR + 1.32%), 2.687%, 4/22/32(k)	1,100,000	927,110
(SOFR + 1.22%), 2.299%, 7/21/32(k)	325,000	266,368
(SOFR + 1.33%), 2.972%, 2/4/33(k)	800,000	678,415
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	948,043
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	982,903
(SOFR + 1.91%), 5.288%, 4/25/34(k)	500,000	497,755
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	210,790
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)	600,000	665,780
(SOFR + 2.98%), 6.224%, 5/9/34(k)	200,000	205,642
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31(k)	850,000	808,412
(SOFR + 2.11%), 2.572%, 6/3/31(k)	850,000	725,413
(SOFR + 1.35%), 3.057%, 1/25/33(k)	250,000	211,904
(SOFR + 1.94%), 3.785%, 3/17/33(k)	700,000	623,317
(SOFR + 2.34%), 6.270%, 11/17/33(k)	300,000	315,732
(SOFR + 2.66%), 6.174%, 5/25/34(k)	250,000	254,218
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	400,000	373,744
(SOFR + 1.19%), 2.804%, 5/24/32(k)	1,200,000	1,005,174
(SOFR + 2.87%), 5.402%, 8/11/33(k)	600,000	597,404
(SOFR + 2.39%), 6.254%,
3/9/34(k)(x)	200,000	210,528
ING Groep NV
4.550%, 10/2/28	300,000	292,717
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29(k)	560,000	545,182
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	700,000	620,251
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	800,000	675,332
(SOFR + 1.26%), 2.963%, 1/25/33(k)	650,000	555,659
(SOFR + 2.08%), 4.912%, 7/25/33(k)	900,000	878,495
(SOFR + 2.58%), 5.717%, 9/14/33(k)	800,000	815,041
KeyBank NA
5.000%, 1/26/33	300,000	277,645
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)	200,000	192,498
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	325,000	309,108
3.195%, 7/18/29	400,000	366,333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	400,443
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	500,000	514,651
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	400,000	392,676
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29(x)	250,000	232,708
2.550%, 1/22/30(x)	270,000	235,226
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	200,000	206,558
(SOFR + 1.93%), 5.068%, 1/24/34(k)	300,000	289,810
Royal Bank of Canada
5.000%, 2/1/33	250,000	248,336
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	400,000	350,039
3.040%, 7/16/29	450,000	407,586
2.130%, 7/8/30	200,000	166,899
5.766%, 1/13/33	200,000	207,883
Toronto-Dominion Bank (The)
4.456%, 6/8/32	100,000	95,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Truist Financial Corp.
3.875%, 3/19/29	$100,000	$92,928
(SOFR + 2.24%), 4.916%, 7/28/33(k)	350,000	325,645
(SOFR + 2.36%), 5.867%, 6/8/34(k)	300,000	303,756
US Bancorp
1.375%, 7/22/30	200,000	160,130
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	330,979
(SOFR + 2.09%), 5.850%, 10/21/33(k)	150,000	152,917
(SOFR + 1.60%), 4.839%, 2/1/34(k)	200,000	189,762
(SOFR + 2.26%), 5.836%, 6/12/34(k)	200,000	204,021
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	555,000	490,172
(SOFR + 1.50%), 3.350%, 3/2/33(k)	530,000	459,172
(SOFR + 2.10%), 4.897%, 7/25/33(k)	902,000	865,788
(SOFR + 2.02%), 5.389%, 4/24/34(k)	200,000	198,135
Westpac Banking Corp.
2.650%, 1/16/30	200,000	178,738
2.150%, 6/3/31	150,000	125,468
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.110%, 7/24/34(k)	400,000	369,353

		25,162,973

Capital Markets (2.8%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	200,000	183,431
1.800%, 7/28/31	250,000	201,576
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33(k)	200,000	208,414
Series J
(SOFR + 1.61%), 4.967%, 4/26/34(k)	200,000	196,091
BlackRock, Inc.
1.900%, 1/28/31	173,000	144,537
4.750%, 5/25/33	200,000	198,921
Brookfield Capital Finance LLC
6.087%, 6/14/33	200,000	208,924
Charles Schwab Corp. (The)
3.250%, 5/22/29	150,000	138,841
(SOFR + 2.50%), 5.853%, 5/19/34(k)	406,000	414,980
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31(k)	500,000	438,725
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	440,000	384,551
3.800%, 3/15/30(x)	450,000	420,619
(SOFR + 1.28%), 2.615%, 4/22/32(k)	200,000	167,768
(SOFR + 1.25%), 2.383%, 7/21/32(k)	650,000	533,964
(SOFR + 1.41%), 3.102%, 2/24/33(k)	200,000	170,876
Intercontinental Exchange, Inc.
4.350%, 6/15/29	120,000	116,863
4.600%, 3/15/33	300,000	290,573
Morgan Stanley
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	500,000	483,949
(SOFR + 1.14%), 2.699%, 1/22/31(k)(x)	600,000	523,351
(SOFR + 3.12%), 3.622%, 4/1/31(k)	700,000	640,401
(SOFR + 1.18%), 2.239%, 7/21/32(k)	800,000	652,003
(SOFR + 2.56%), 6.342%, 10/18/33(k)	500,000	534,497
(SOFR + 1.87%), 5.250%, 4/21/34(k)	250,000	247,851
Nasdaq, Inc.
5.550%, 2/15/34	383,000	389,879
Nomura Holdings, Inc.
3.103%, 1/16/30	400,000	355,125
S&P Global, Inc.
2.700%, 3/1/29	200,000	181,656
2.900%, 3/1/32	450,000	390,977
State Street Corp.
2.400%, 1/24/30(x)	165,000	145,242
(SOFR + 1.73%), 4.164%, 8/4/33(k)	200,000	185,606

		9,150,191

Consumer Finance (1.2%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	400,000	361,805
3.300%, 1/30/32	500,000	428,553
Ally Financial, Inc.
8.000%, 11/1/31	195,000	217,022
American Express Co.
(SOFR + 1.84%), 5.043%, 5/1/34(k)	545,000	538,582
Capital One Financial Corp.
(SOFR + 2.37%), 5.268%, 5/10/33(k)	488,000	479,163
(SOFR + 2.86%), 6.377%, 6/8/34(k)	200,000	207,395
Discover Financial Services
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34(k)	217,000	245,363
General Motors Financial Co., Inc.
3.600%, 6/21/30	400,000	360,707
John Deere Capital Corp.
1.450%, 1/15/31	360,000	291,003
Toyota Motor Credit Corp.
4.450%, 6/29/29	300,000	295,379
3.375%, 4/1/30	490,000	452,665

		3,877,637

Financial Services (0.8%)
Fiserv, Inc.
4.200%, 10/1/28	100,000	96,523
3.500%, 7/1/29	425,000	394,667
Global Payments, Inc.
5.300%, 8/15/29	303,000	301,110
Mastercard, Inc.
2.950%, 6/1/29(x)	125,000	115,261
3.350%, 3/26/30	200,000	185,830
National Rural Utilities Cooperative Finance Corp.
3.700%, 3/15/29	450,000	424,347
PayPal Holdings, Inc.
2.850%, 10/1/29	209,000	188,617
Shell International Finance BV
3.875%, 11/13/28	200,000	193,909
2.375%, 11/7/29	240,000	213,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 4/6/30	$200,000	$179,831
Visa, Inc.
2.050%, 4/15/30	354,000	305,031

		2,598,757

Insurance (0.5%)
Aon Corp.
2.800%, 5/15/30	350,000	307,873
Athene Holding Ltd.
5.875%, 1/15/34	249,000	248,820
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	225,000	221,240
MetLife, Inc.
4.550%, 3/23/30	224,000	221,529
Progressive Corp. (The)
3.200%, 3/26/30	196,000	177,921
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	301,000	298,743

		1,476,126

Total Financials		42,265,684

Health Care (4.6%)
Biotechnology (0.7%)
AbbVie, Inc.
4.250%, 11/14/28(x)	300,000	294,878
3.200%, 11/21/29	550,000	507,014
Amgen, Inc.
4.050%, 8/18/29	300,000	287,919
5.250%, 3/2/30	300,000	304,568
2.300%, 2/25/31	500,000	422,283
5.250%, 3/2/33	600,000	605,751

		2,422,413

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
2.272%, 12/1/28	100,000	88,160
2.539%, 2/1/32	280,000	231,784
Becton Dickinson & Co.
1.957%, 2/11/31	50,000	40,971
5.110%, 2/8/34	354,000	351,490
GE HealthCare Technologies, Inc.
5.905%, 11/22/32(x)	275,000	289,053

		1,001,458

Health Care Providers & Services (2.2%)
Centene Corp.
4.625%, 12/15/29	330,000	313,754
3.000%, 10/15/30	700,000	597,401
2.500%, 3/1/31	700,000	576,100
Cigna Group (The)
4.375%, 10/15/28	470,000	458,343
5.400%, 3/15/33	250,000	254,044
CVS Health Corp.
3.250%, 8/15/29	300,000	274,935
5.250%, 2/21/33	1,000,000	998,154
Elevance Health, Inc.
2.550%, 3/15/31	200,000	170,763
4.100%, 5/15/32	50,000	46,612
5.500%, 10/15/32	400,000	409,479
HCA, Inc.
4.125%, 6/15/29	465,000	440,198
3.500%, 9/1/30	530,000	477,766
3.625%, 3/15/32	300,000	265,791
Humana, Inc.
5.875%, 3/1/33	200,000	206,229
Quest Diagnostics, Inc.
6.400%, 11/30/33	269,000	290,484
UnitedHealth Group, Inc.
5.300%, 2/15/30	200,000	204,598
2.300%, 5/15/31	375,000	316,963
4.200%, 5/15/32	400,000	380,373
5.350%, 2/15/33	250,000	256,948
4.500%, 4/15/33	125,000	120,974

		7,059,909

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33(x)	350,000	353,160

Pharmaceuticals (1.3%)
AstraZeneca plc
1.375%, 8/6/30	375,000	305,901
Bristol-Myers Squibb Co.
3.400%, 7/26/29	439,000	412,694
2.950%, 3/15/32(x)	200,000	174,460
5.200%, 2/22/34	371,000	377,130
Eli Lilly and Co.
3.375%, 3/15/29	256,000	242,728
Johnson & Johnson
1.300%, 9/1/30	150,000	123,994
Merck & Co., Inc.
3.400%, 3/7/29	331,000	313,443
2.150%, 12/10/31	520,000	434,617
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	200,000	197,951
4.750%, 5/19/33	550,000	541,854
Pfizer, Inc.
3.450%, 3/15/29(x)	350,000	331,624
2.625%, 4/1/30	350,000	311,665
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	338,869

		4,106,930

Total Health Care		14,943,870

Industrials (2.4%)
Aerospace & Defense (0.9%)
Boeing Co. (The)
5.150%, 5/1/30	1,200,000	1,158,894
Lockheed Martin Corp.
5.250%, 1/15/33	281,000	288,661
Northrop Grumman Corp.
4.700%, 3/15/33	300,000	292,714
RTX Corp.
4.125%, 11/16/28	580,000	561,012
2.250%, 7/1/30(x)	350,000	299,011
1.900%, 9/1/31	100,000	80,496
5.150%, 2/27/33	150,000	149,992

		2,830,780

Air Freight & Logistics (0.2%)
FedEx Corp.
3.100%, 8/5/29	200,000	183,208
2.400%, 5/15/31(x)	250,000	211,175
United Parcel Service, Inc.
4.450%, 4/1/30	200,000	197,886

		592,269

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	300,000	264,543

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
2.300%, 3/1/30	225,000	194,818
Waste Management, Inc.
4.150%, 4/15/32	525,000	499,757

		694,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Ground Transportation (0.4%)
CSX Corp.
2.400%, 2/15/30	$214,000	$187,138
Norfolk Southern Corp.
3.000%, 3/15/32	280,000	243,159
Union Pacific Corp.
3.700%, 3/1/29	315,000	301,118
2.375%, 5/20/31(x)	220,000	187,958
2.800%, 2/14/32	400,000	346,394

		1,265,767

Industrial Conglomerates (0.2%)
3M Co.
2.375%, 8/26/29	100,000	87,555
General Electric Co.
6.750%, 3/15/32	160,000	178,078
Honeywell International, Inc.
1.950%, 6/1/30	320,000	272,825
1.750%, 9/1/31	100,000	81,044
5.000%, 2/15/33	225,000	227,038

		846,540

Machinery (0.2%)
Deere & Co.
5.375%, 10/16/29	275,000	286,215
3.100%, 4/15/30	500,000	455,543

		741,758

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.875%, 1/15/32	284,000	238,588
GATX Corp.
4.000%, 6/30/30	417,000	386,906

		625,494

Total Industrials		7,861,726

Information Technology (2.7%)
Communications Equipment (0.5%)
Cisco Systems, Inc.
4.950%, 2/26/31	1,287,000	1,298,690
Motorola Solutions, Inc.
4.600%, 5/23/29	200,000	196,008

		1,494,698

IT Services (0.2%)
International Business Machines Corp.
3.500%, 5/15/29	725,000	680,922

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
4.750%, 4/15/29	300,000	295,981
4.150%, 11/15/30	200,000	189,304
2.450%, 2/15/31§	500,000	421,638
4.300%, 11/15/32	150,000	140,559
3.419%, 4/15/33(x)§	400,000	345,725
Intel Corp.
2.450%, 11/15/29	100,000	88,651
3.900%, 3/25/30(x)	175,000	166,244
4.150%, 8/5/32	200,000	189,685
5.200%, 2/10/33(x)	500,000	506,960
Micron Technology, Inc.
6.750%, 11/1/29	100,000	107,218
5.875%, 2/9/33(x)	329,000	339,628
NVIDIA Corp.
2.850%, 4/1/30	100,000	90,688
QUALCOMM, Inc.
2.150%, 5/20/30	284,000	246,535
Texas Instruments, Inc.
4.900%, 3/14/33	198,000	199,821

		3,328,637

Software (0.6%)
Oracle Corp.
2.950%, 4/1/30	300,000	266,761
2.875%, 3/25/31	300,000	260,516
6.250%, 11/9/32	675,000	721,669
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	179,884
1.750%, 2/15/31	200,000	160,737
Workday, Inc.
3.800%, 4/1/32	422,000	384,493

		1,974,060

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
1.400%, 8/5/28	295,000	259,441
1.650%, 5/11/30	500,000	421,851
1.250%, 8/20/30(x)	50,000	40,811
1.650%, 2/8/31	250,000	207,327
Dell International LLC
5.300%, 10/1/29	220,000	222,538
HP, Inc.
4.000%, 4/15/29(x)	292,000	278,787

		1,430,755

Total Information Technology		8,909,072

Materials (0.4%)
Chemicals (0.1%)
Celanese US Holdings LLC
6.350%, 11/15/28	241,000	249,571
Dow Chemical Co. (The)
7.375%, 11/1/29	75,000	83,719
2.100%, 11/15/30	200,000	168,610

		501,900

Containers & Packaging (0.1%)
WRKCo., Inc.
4.900%, 3/15/29	380,000	376,995
Metals & Mining (0.2%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	270,000	259,107
Newmont Corp.
2.250%, 10/1/30	289,000	245,153

		504,260

Total Materials		1,383,155

Real Estate (1.3%)
Diversified REITs (0.1%)
Simon Property Group LP (REIT)
2.450%, 9/13/29	300,000	263,577

Health Care REITs (0.1%)
Welltower OP LLC (REIT)
2.800%, 6/1/31	400,000	342,507

Industrial REITs (0.1%)
Prologis LP (REIT)
2.250%, 4/15/30	400,000	345,656

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	200,000	177,876
Boston Properties LP (REIT)
3.250%, 1/30/31	461,000	393,765

		571,641

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	90,358

Retail REITs (0.1%)
Realty Income Corp. (REIT)
3.250%, 1/15/31	250,000	222,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 10/13/32	$200,000	$203,694

		426,624

Specialized REITs (0.7%)
American Tower Corp. (REIT)
3.800%, 8/15/29	450,000	419,496
1.875%, 10/15/30	290,000	234,448
Crown Castle, Inc. (REIT)
2.250%, 1/15/31	250,000	205,348
2.100%, 4/1/31(x)	260,000	210,136
Equinix, Inc. (REIT)
3.200%, 11/18/29	315,000	282,240
3.900%, 4/15/32	150,000	135,244
Extra Space Storage LP (REIT)
2.350%, 3/15/32	368,000	293,903
Public Storage Operating Co. (REIT)
5.100%, 8/1/33	230,000	230,659
Weyerhaeuser Co. (REIT)
7.375%, 3/15/32	206,000	234,163

		2,245,637

Total Real Estate		4,286,000

Utilities (3.0%)
Electric Utilities (2.3%)
American Electric Power Co., Inc.
2.300%, 3/1/30	190,000	161,507
5.625%, 3/1/33	300,000	303,977
Series J
4.300%, 12/1/28	225,000	217,196
Appalachian Power Co.
Series AA
2.700%, 4/1/31	200,000	168,450
Duke Energy Carolinas LLC
3.950%, 11/15/28	100,000	96,815
Duke Energy Corp.
2.450%, 6/1/30	455,000	391,782
2.550%, 6/15/31	400,000	336,309
4.500%, 8/15/32	980,000	929,034
Entergy Corp.
2.800%, 6/15/30	540,000	471,617
Eversource Energy
Series R
1.650%, 8/15/30	400,000	321,640
Exelon Corp.
4.050%, 4/15/30	150,000	141,422
3.350%, 3/15/32	250,000	219,625
Georgia Power Co.
4.700%, 5/15/32	400,000	389,187
Series B
2.650%, 9/15/29	200,000	178,203
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	75,779
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	830,000	706,132
5.050%, 2/28/33	200,000	197,593
Pacific Gas and Electric Co.
4.550%, 7/1/30	425,000	404,029
2.500%, 2/1/31(x)	200,000	165,995
PPL Electric Utilities Corp.
4.850%, 2/15/34	395,000	387,052
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	121,698
Southern California Edison Co.
2.250%, 6/1/30	200,000	169,642
5.950%, 11/1/32	150,000	156,703
Southern Co. (The)
Series A
3.700%, 4/30/30	285,000	264,016
Xcel Energy, Inc.
2.600%, 12/1/29	350,000	304,967
4.600%, 6/1/32	100,000	93,885

		7,374,255

Gas Utilities (0.0%)†
CenterPoint Energy Resources Corp.
5.400%, 3/1/33	100,000	101,451
Multi-Utilities (0.6%)
Ameren Corp.
3.500%, 1/15/31	250,000	225,536
Berkshire Hathaway Energy Co.
3.700%, 7/15/30	150,000	140,165
CenterPoint Energy, Inc.
2.950%, 3/1/30	200,000	178,516
Dominion Energy, Inc.
5.375%, 11/15/32	315,000	316,155
Series C
3.375%, 4/1/30	400,000	362,708
DTE Energy Co.
2.950%, 3/1/30	300,000	264,108
NiSource, Inc.
3.600%, 5/1/30	260,000	239,121
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	100,000	82,593
Sempra
3.700%, 4/1/29	239,000	223,492

		2,032,394

Water Utilities (0.1%)
American Water Capital Corp.
4.450%, 6/1/32	189,000	182,014

Total Utilities		9,690,114

Total Corporate Bonds		128,251,954

Total Long-Term Debt Securities (39.3%) (Cost $130,688,369)		128,251,954

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	208

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (22.4%)
Invesco Government & Agency
Portfolio, Institutional Shares
5.25% (7 day yield) (xx)	3,413,100	3,413,100
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	69,483,973	69,511,766

Total Investment Companies		72,924,866

Total Short-Term Investments (22.4%) (Cost $72,924,829)		72,924,866

Total Investments in Securities (99.6%) (Cost $290,016,148)		324,592,835
Other Assets Less Liabilities (0.4%)		1,283,690

Net Assets (100%)		$325,876,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $767,363 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.
(x)	All or a portion of security is on loan at March 31, 2024.
(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $3,342,648. This was collateralized by cash of $3,413,100 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

CVR — Contingent Value Right

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	419	6/2024	USD	49,381,245	372,933
Russell 2000 E-Mini Index	71	6/2024	USD	7,617,945	188,893
S&P 500 E-Mini Index	24	6/2024	USD	6,370,200	105,683
S&P Midcap 400 E-Mini Index	26	6/2024	USD	8,001,240	270,978

					938,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,337,298	$—	$—	$11,337,298
Consumer Discretionary	12,677,263	—	—	12,677,263
Consumer Staples	7,173,694	—	—	7,173,694
Energy	4,984,936	—	—	4,984,936
Financials	16,876,149	—	—	16,876,149
Health Care	15,366,316	—	—	15,366,316
Industrials	10,925,667	—	—	10,925,667
Information Technology	36,388,777	—	—	36,388,777
Materials	2,983,790	—	—	2,983,790
Real Estate	2,230,227	—	—	2,230,227
Utilities	2,471,690	—	—	2,471,690
Corporate Bonds
Communication Services	—	11,405,622	—	11,405,622
Consumer Discretionary	—	6,744,364	—	6,744,364
Consumer Staples	—	9,683,785	—	9,683,785
Energy	—	11,078,562	—	11,078,562
Financials	—	42,265,684	—	42,265,684
Health Care	—	14,943,870	—	14,943,870
Industrials	—	7,861,726	—	7,861,726
Information Technology	—	8,909,072	—	8,909,072
Materials	—	1,383,155	—	1,383,155
Real Estate	—	4,286,000	—	4,286,000
Utilities	—	9,690,114	—	9,690,114
Futures	938,487	—	—	938,487
Right
Health Care	—	208	—	208
Short-Term Investments
Investment Companies	72,924,866	—	—	72,924,866

Total Assets	$197,279,160	$128,252,162	$—	$325,531,322

Total Liabilities	$—	$—	$—	$—

Total	$197,279,160	$128,252,162	$—	$325,531,322

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,245,321
Aggregate gross unrealized depreciation	(6,399,657)

Net unrealized appreciation	$32,845,664

Federal income tax cost of investments in securities and derivative instruments, if applicable	$292,685,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Entertainment (1.8%)
Liberty Media Corp.-Liberty Formula One, Class A*	37,417	$2,197,875
Liberty Media Corp.-Liberty Formula One, Class C*	378,560	24,833,536

		27,031,411

Interactive Media & Services (0.4%)
Ziff Davis, Inc.*	93,085	5,868,078

Total Communication Services		32,899,489

Consumer Discretionary (6.3%)
Hotels, Restaurants & Leisure (2.5%)
Aramark	580,789	18,887,258
DoorDash, Inc., Class A*	67,303	9,268,969
Empire Resorts, Inc.(r)*	111	—
Entain plc	853,076	8,585,685

		36,741,912

Specialty Retail (2.8%)
Burlington Stores, Inc.*	53,736	12,476,962
CarMax, Inc.*	259,286	22,586,403
Wayfair, Inc., Class A(x)*	91,361	6,201,585

		41,264,950

Textiles, Apparel & Luxury Goods (1.0%)
Gildan Activewear, Inc.	390,626	14,503,944

Total Consumer Discretionary		92,510,806

Consumer Staples (0.7%)
Consumer Staples Distribution & Retail (0.7%)
Dollar Tree, Inc.*	74,845	9,965,612

Total Consumer Staples		9,965,612

Financials (13.4%)
Capital Markets (2.9%)
Cboe Global Markets, Inc.	44,741	8,220,264
Charles Schwab Corp. (The)	198,682	14,372,656
LPL Financial Holdings, Inc.	77,406	20,450,665

		43,043,585

Financial Services (4.9%)
Fidelity National Information Services, Inc.	169,565	12,578,332
Global Payments, Inc.	91,916	12,285,492
WEX, Inc.*	200,147	47,540,917

		72,404,741

Insurance (5.6%)
Intact Financial Corp.	243,637	39,577,635
Ryan Specialty Holdings, Inc., Class A	164,301	9,118,705
W R Berkley Corp.	383,656	33,930,537

		82,626,877

Total Financials		198,075,203

Health Care (17.4%)
Biotechnology (2.6%)
Argenx SE (ADR)*	26,033	10,249,713
Ascendis Pharma A/S (ADR)*	69,820	10,554,689
Sarepta Therapeutics, Inc.*	75,794	9,812,291
Vaxcyte, Inc.*	117,680	8,038,721

		38,655,414

Health Care Equipment & Supplies (9.1%)
Boston Scientific Corp.*	706,346	48,377,637
Cooper Cos., Inc. (The)	133,112	13,505,543
Dentsply Sirona, Inc.	334,636	11,106,569
ICU Medical, Inc.(x)*	97,405	10,453,505
STERIS plc	57,572	12,943,337
Teleflex, Inc.	173,229	39,179,203

		135,565,794

Life Sciences Tools & Services (4.7%)
Avantor, Inc.*	760,635	19,449,437
Illumina, Inc.*	54,565	7,492,866
Revvity, Inc.	276,325	29,014,125
Waters Corp.*	37,696	12,976,094

		68,932,522

Pharmaceuticals (1.0%)
Catalent, Inc.*	263,999	14,902,744

Total Health Care		258,056,474

Industrials (27.4%)
Aerospace & Defense (1.4%)
L3Harris Technologies, Inc.	96,344	20,530,906

Commercial Services & Supplies (4.7%)
Cimpress plc*	124,385	11,009,316
Clean Harbors, Inc.*	62,423	12,566,374
RB Global, Inc.	191,826	14,611,387
Rentokil Initial plc	648,228	3,859,265
Rentokil Initial plc (ADR)(x)	446,573	13,464,176
Veralto Corp.	154,764	13,721,376

		69,231,894

Construction & Engineering (0.5%)
API Group Corp.*	203,408	7,987,832

Electrical Equipment (2.1%)
Regal Rexnord Corp.	29,983	5,399,939
Sensata Technologies Holding plc	702,199	25,798,791

		31,198,730

Ground Transportation (3.5%)
JB Hunt Transport Services, Inc.	158,865	31,653,851
TFI International, Inc.	128,880	20,551,205

		52,205,056

Machinery (4.9%)
Fortive Corp.	242,156	20,830,259
Ingersoll Rand, Inc.	245,525	23,312,599
Westinghouse Air Brake Technologies Corp.	198,294	28,887,470

		73,030,328

Passenger Airlines (1.6%)
Ryanair Holdings plc (ADR)	159,218	23,180,549

Professional Services (6.5%)
Broadridge Financial Solutions, Inc.	134,622	27,578,663
Dayforce, Inc.*	263,420	17,441,038
SS&C Technologies Holdings, Inc.	616,486	39,683,204
TransUnion	144,003	11,491,439

		96,194,344

Trading Companies & Distributors (2.2%)
Ferguson plc	149,088	32,565,292

Total Industrials		406,124,931

Information Technology (25.1%)
Electronic Equipment, Instruments & Components (5.1%)
Flex Ltd.*	1,192,402	34,114,621
TE Connectivity Ltd.	81,453	11,830,234
Teledyne Technologies, Inc.*	68,030	29,206,640

		75,151,495

IT Services (5.5%)
Amdocs Ltd.	356,085	32,179,402
GoDaddy, Inc., Class A*	421,368	50,007,954

		82,187,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (7.8%)
KLA Corp.	21,064	$14,714,678
Lam Research Corp.	9,995	9,710,842
Microchip Technology, Inc.	286,070	25,663,340
NXP Semiconductors NV	136,588	33,842,409
ON Semiconductor Corp.*	423,609	31,156,442

		115,087,711

Software (6.7%)
Constellation Software, Inc.	25,562	69,823,484
Dynatrace, Inc.*	103,052	4,785,735
Nice Ltd. (ADR)(x)*	69,831	18,199,355
Topicus.com, Inc.	66,735	5,978,092

		98,786,666

Total Information Technology		371,213,228

Materials (1.1%)
Chemicals (1.1%)
Corteva, Inc.	284,793	16,424,012

Total Materials		16,424,012

Real Estate (1.3%)
Specialized REITs (1.3%)
Lamar Advertising Co. (REIT), Class A	162,710	19,429,201

Total Real Estate		19,429,201

Utilities (3.8%)
Electric Utilities (1.8%)
Alliant Energy Corp.	523,555	26,387,172

Multi-Utilities (2.0%)
Ameren Corp.	236,999	17,528,446
DTE Energy Co.	112,655	12,633,132

		30,161,578

Total Utilities		56,548,750

Total Common Stocks (98.7%) (Cost $ 974,218,350)		1,461,247,706

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	26,414	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	22,326,710	22,326,710
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	4,200,000	4,200,000

Total Investment Companies		32,526,710

Total Short-Term Investments (2.2%) (Cost $32,526,710)		32,526,710

Total Investments in Securities (100.9%) (Cost $1,006,745,060)		1,493,774,416
Other Assets Less Liabilities (-0.9%)		(12,656,163)

Net Assets (100%)		$1,481,118,253

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $32,127,009. This was collateralized by cash of $32,526,710 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Country Diversification
As a Percentage of Total Net Assets
Canada	10.7%
China	2.3
Denmark	0.7
Ireland	0.8
Israel	1.2
Italy	1.6
Netherlands	1.1
United Kingdom	1.8
United States	80.7
Cash and Other	(0.9)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,899,489	$—	$—		$32,899,489
Consumer Discretionary	83,925,121	8,585,685	—	(a)	92,510,806
Consumer Staples	9,965,612	—	—		9,965,612
Financials	198,075,203	—	—		198,075,203
Health Care	258,056,474	—	—		258,056,474
Industrials	402,265,666	3,859,265	—		406,124,931
Information Technology	371,213,228	—	—		371,213,228
Materials	16,424,012	—	—		16,424,012
Real Estate	19,429,201	—	—		19,429,201
Utilities	56,548,750	—	—		56,548,750
Short-Term Investments
Investment Companies	32,526,710	—	—		32,526,710
Warrant
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,481,329,466	$12,444,950	$—		$1,493,774,416

Total Liabilities	$—	$—	$—		$—

Total	$1,481,329,466	$12,444,950	$—		$1,493,774,416

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$549,037,092
Aggregate gross unrealized depreciation	(62,395,596)

Net unrealized appreciation	$486,641,496

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,007,132,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.3%)
Vanguard S&P 500 ETF	239,134	$114,951,714

Fixed Income (34.9%)
iShares 1-3 Year Treasury Bond ETF	1,139,816	93,214,152
iShares 3-7 Year Treasury Bond ETF	714,671	82,766,049
iShares 7-10 Year Treasury Bond ETF	295,144	27,938,331
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	28,802,722

Total Fixed Income		232,721,254

Total Exchange Traded Funds (52.2%) (Cost $320,507,255)		347,672,968

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (2.8%)
U.S. Treasury Notes 4.125%, 1/31/25#	$18,745,200	18,591,793

Total Long-Term Debt Securities (2.8%) (Cost $18,605,381)		18,591,793

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (32.1%)
FFCB
10.07%, 4/2/24(o)(p)	1,900,000	1,898,938
8.39%, 4/3/24(o)(p)	11,260,000	11,252,129
6.30%, 4/8/24(o)(p)	5,000,000	4,993,009
5.72%, 4/15/24(o)(p)	4,000,000	3,990,493
5.68%, 4/16/24(o)(p)	5,000,000	4,987,418
5.61%, 4/18/24(o)(p)	20,000,000	19,944,078
5.72%, 4/24/24(o)(p)	38,800,000	38,652,603
5.53%, 5/22/24(o)(p)	10,000,000	9,920,800
FHLB
15.10%, 4/1/24(o)(p)	21,594,000	21,584,944
8.39%, 4/3/24(o)(p)	4,000,000	3,997,204
5.58%, 4/19/24(o)(p)	3,500,000	3,489,724
5.63%, 5/3/24(o)(p)	12,650,000	12,585,064
5.58%, 5/10/24(o)(p)	1,950,000	1,937,988
FHLMC
5.72%, 4/15/24(o)(p)	25,000,000	24,940,582
FNMA
14.99%, 4/1/24(o)(p)	25,000,000	24,989,597
9.99%, 4/2/24(o)(p)	25,000,000	24,986,130

Total U.S. Government Agency Securities		214,150,701
U.S. Treasury Obligations (13.5%)
U.S. Treasury Bills
10.50%, 4/2/24(p)	20,000,000	19,988,344
7.77%, 4/4/24(p)	20,000,000	19,982,742
6.43%, 4/9/24(p)	20,000,000	19,967,910
6.21%, 4/11/24(p)	20,000,000	19,962,094
5.94%, 4/16/24(p)	10,000,000	9,973,656

Total U.S. Treasury Obligations		89,874,746

Total Short-Term Investments (45.6%) (Cost $304,152,012)		304,025,447

Total Investments in Securities (100.6%) (Cost $643,264,648)		670,290,208
Other Assets Less Liabilities (-0.6%)		(4,274,105)

Net Assets (100%)		$666,016,103

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $18,498,563.
(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.
(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,216	6/2024	EUR	66,184,427	1,589,963
FTSE 100 Index	301	6/2024	GBP	30,346,983	1,114,659
Russell 2000 E-Mini Index	687	6/2024	USD	73,711,665	1,188,597
S&P 500 E-Mini Index	432	6/2024	USD	114,663,600	1,783,202
TOPIX Index	183	6/2024	JPY	33,238,110	840,487

					6,516,908

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$347,672,968	$—	$—	$347,672,968
Futures	6,516,908	—	—	6,516,908
Short-Term Investments
U.S. Government Agency Securities	—	214,150,701	—	214,150,701
U.S. Treasury Obligations	—	89,874,746	—	89,874,746
U.S. Treasury Obligation	—	18,591,793	—	18,591,793

Total Assets	$354,189,876	$322,617,240	$—	$676,807,116

Total Liabilities	$—	$—	$—	$—

Total	$354,189,876	$322,617,240	$—	$676,807,116

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,308,550
Aggregate gross unrealized depreciation	(9,136,253)

Net unrealized appreciation	$24,172,297

Federal income tax cost of investments in securities and derivative instruments, if applicable	$652,634,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.4%)
Entertainment (3.4%)
Netflix, Inc.*	119,790	$72,752,060
Spotify Technology SA*	55,303	14,594,462

		87,346,522

Interactive Media & Services (9.6%)
Alphabet, Inc., Class C*	609,474	92,798,511
Meta Platforms, Inc., Class A	319,988	155,379,773

		248,178,284

Media (0.4%)
Trade Desk, Inc. (The), Class A*	104,211	9,110,126

Total Communication Services		344,634,932

Consumer Discretionary (16.7%)
Automobiles (0.9%)
Tesla, Inc.*	129,422	22,751,093

Broadline Retail (8.1%)
Amazon.com, Inc.*	1,003,572	181,024,317
MercadoLibre, Inc.*	19,384	29,307,833

		210,332,150

Hotels, Restaurants & Leisure (4.8%)
Airbnb, Inc., Class A*	57,278	9,448,579
Booking Holdings, Inc.	4,941	17,925,355
Chipotle Mexican Grill, Inc.*	11,637	33,826,083
DoorDash, Inc., Class A*	149,902	20,644,503
Marriott International, Inc., Class A	128,484	32,417,798
Starbucks Corp.	114,216	10,438,200

		124,700,518

Household Durables (1.4%)
DR Horton, Inc.	213,190	35,080,415

Specialty Retail (1.5%)
AutoZone, Inc.*	6,774	21,349,277
Lowe’s Cos., Inc.	62,906	16,024,046

		37,373,323

Total Consumer Discretionary		430,237,499

Consumer Staples (1.2%)
Beverages (1.2%)
Celsius Holdings, Inc.*	319,448	26,488,628
Monster Beverage Corp.*	85,665	5,078,222

Total Consumer Staples		31,566,850

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Cheniere Energy, Inc.	23,845	3,845,721
ConocoPhillips	106,774	13,590,195

Total Energy		17,435,916

Financials (4.0%)
Capital Markets (1.2%)
Blackstone, Inc.	131,438	17,267,010
KKR & Co., Inc.	131,166	13,192,676

		30,459,686

Financial Services (2.8%)
Block, Inc., Class A*	77,560	6,560,025
Mastercard, Inc., Class A	137,919	66,417,653

		72,977,678

Total Financials		103,437,364

Health Care (10.2%)
Biotechnology (2.2%)
Exact Sciences Corp.*	130,143	8,987,675
Regeneron Pharmaceuticals, Inc.*	49,173	47,328,521

		56,316,196

Health Care Equipment & Supplies (1.4%)
Align Technology, Inc.*	20,465	6,710,883
Edwards Lifesciences Corp.*	96,219	9,194,688
Intuitive Surgical, Inc.*	54,347	21,689,344

		37,594,915

Health Care Providers & Services (1.3%)
HCA Healthcare, Inc.	5,681	1,894,784
McKesson Corp.	57,254	30,736,810

		32,631,594

Life Sciences Tools & Services (0.0%)†
Thermo Fisher Scientific, Inc.	2,122	1,233,328

Pharmaceuticals (5.3%)
Eli Lilly and Co.	174,865	136,037,975

Total Health Care		263,814,008

Industrials (8.0%)
Aerospace & Defense (1.4%)
TransDigm Group, Inc.	29,548	36,391,317

Building Products (1.1%)
Trane Technologies plc	94,109	28,251,522

Construction & Engineering (0.6%)
Quanta Services, Inc.	57,047	14,820,811

Electrical Equipment (1.8%)
Eaton Corp. plc	150,402	47,027,697

Ground Transportation (2.2%)
Uber Technologies, Inc.*	732,208	56,372,694

Machinery (0.2%)
Deere & Co.	15,079	6,193,548

Trading Companies & Distributors (0.7%)
WW Grainger, Inc.	17,958	18,268,673

Total Industrials		207,326,262

Information Technology (42.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	73,018	21,173,759

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	191,579	22,098,638
Jabil, Inc.	94,175	12,614,741

		34,713,379

IT Services (1.8%)
Cognizant Technology Solutions Corp., Class A	90,829	6,656,858
MongoDB, Inc.*	21,102	7,568,021
Shopify, Inc., Class A*	420,601	32,457,779

		46,682,658

Semiconductors & Semiconductor Equipment (15.2%)
Advanced Micro Devices, Inc.*	323,578	58,402,593
ASML Holding NV (Registered) (ADR)	9,946	9,652,295
Broadcom, Inc.	55,147	73,092,385
Lam Research Corp.	30,862	29,984,593
NVIDIA Corp.	221,810	200,418,644
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	161,352	21,951,940

		393,502,450

Software (20.1%)
Adobe, Inc.*	39,618	19,991,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
HubSpot, Inc.*	23,953	$15,007,992
Intuit, Inc.	40,816	26,530,400
Microsoft Corp.	664,924	279,746,825
Oracle Corp.	363,323	45,637,002
Palo Alto Networks, Inc.*	43,895	12,471,886
Salesforce, Inc.	143,892	43,337,393
ServiceNow, Inc.*	37,577	28,648,705
Synopsys, Inc.*	56,953	32,548,639
Workday, Inc., Class A*	56,287	15,352,279

		519,272,364

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	544,989	93,454,714

Total Information Technology		1,108,799,324

Materials (0.2%)
Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	120,314	5,657,164

Total Materials		5,657,164

Total Investments in Securities (97.3%) (Cost $1,307,935,572)		2,512,909,319
Other Assets Less Liabilities (2.7%)		69,667,275

Net Assets (100%)		$2,582,576,594

*	Non-income producing.

†	Percent shown is less than 0.05%.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$344,634,932	$—	$—	$344,634,932
Consumer Discretionary	430,237,499	—	—	430,237,499
Consumer Staples	31,566,850	—	—	31,566,850
Energy	17,435,916	—	—	17,435,916
Financials	103,437,364	—	—	103,437,364
Health Care	263,814,008	—	—	263,814,008
Industrials	207,326,262	—	—	207,326,262
Information Technology	1,108,799,324	—	—	1,108,799,324
Materials	5,657,164	—	—	5,657,164

Total Assets	$2,512,909,319	$—	$—	$2,512,909,319

Total Liabilities	$—	$—	$—	$—

Total	$2,512,909,319	$—	$—	$2,512,909,319

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,223,991,113
Aggregate gross unrealized depreciation	(20,316,373)

Net unrealized appreciation	$1,203,674,740

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,309,234,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.7%)
Verizon Communications, Inc.	175,530	$7,365,239

Entertainment (1.9%)
Endeavor Group Holdings, Inc., Class A	492,100	12,661,733
Warner Bros Discovery, Inc.*	933,778	8,151,882

		20,813,615

Interactive Media & Services (0.7%)
Meta Platforms, Inc., Class A	15,205	7,383,244

Total Communication Services		35,562,098

Consumer Discretionary (6.1%)
Broadline Retail (0.9%)
Amazon.com, Inc.*	56,281	10,151,967

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.*	396,500	6,478,810
Royal Caribbean Cruises Ltd.*	57,400	7,979,174

		14,457,984

Household Durables (1.9%)
Mohawk Industries, Inc.*	87,191	11,412,430
Toll Brothers, Inc.	74,106	9,587,093

		20,999,523

Specialty Retail (0.7%)
Lowe’s Cos., Inc.	28,200	7,183,386

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	84,800	3,841,440
Kontoor Brands, Inc.	162,844	9,811,351

		13,652,791

Total Consumer Discretionary		66,445,651

Consumer Staples (6.9%)
Consumer Staples Distribution & Retail (4.4%)
BJ’s Wholesale Club Holdings, Inc.*	123,619	9,351,777
Dollar Tree, Inc.*	57,755	7,690,078
Performance Food Group Co.*	198,200	14,793,648
Walmart, Inc.	266,051	16,008,289

		47,843,792

Food Products (1.5%)
Archer-Daniels-Midland Co.	90,141	5,661,756
Lamb Weston Holdings, Inc.	96,300	10,258,839

		15,920,595

Tobacco (1.0%)
Philip Morris International, Inc.	123,657	11,329,455

Total Consumer Staples		75,093,842

Energy (9.4%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	169,025	5,662,337

Oil, Gas & Consumable Fuels (8.9%)
Chevron Corp.	243,353	38,386,502
ConocoPhillips	72,200	9,189,616
EOG Resources, Inc.	74,300	9,498,512
Exxon Mobil Corp.	200,900	23,352,616
Marathon Petroleum Corp.	27,791	5,599,887
Pioneer Natural Resources Co.	42,300	11,103,750

		97,130,883

Total Energy		102,793,220

Financials (26.0%)
Banks (12.5%)
Bank of America Corp.	1,321,140	50,097,629
Citigroup, Inc.	485,974	30,732,996
Fifth Third Bancorp	453,206	16,863,795
Truist Financial Corp.	715,500	27,890,190
Wells Fargo & Co.	181,859	10,540,547

		136,125,157

Capital Markets (2.8%)
Charles Schwab Corp. (The)	152,700	11,046,318
Raymond James Financial, Inc.	149,100	19,147,422

		30,193,740

Financial Services (7.9%)
Berkshire Hathaway, Inc., Class B*	80,900	34,020,068
Block, Inc., Class A*	65,721	5,558,682
Corpay, Inc.*	16,827	5,191,803
Fidelity National Information Services, Inc.	226,600	16,809,188
Fiserv, Inc.*	158,465	25,325,876

		86,905,617

Insurance (2.8%)
MetLife, Inc.	213,600	15,829,896
Travelers Cos., Inc. (The)	64,400	14,821,016

		30,650,912

Total Financials		283,875,426

Health Care (12.0%)
Biotechnology (3.3%)
AbbVie, Inc.	101,872	18,550,891
Biogen, Inc.*	14,405	3,106,150
BioMarin Pharmaceutical, Inc.*	53,500	4,672,690
Regeneron Pharmaceuticals, Inc.*	7,500	7,218,675
Vertex Pharmaceuticals, Inc.*	6,000	2,508,060

		36,056,466

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	89,400	3,820,956
Medtronic plc	196,769	17,148,418

		20,969,374

Health Care Providers & Services (3.9%)
Cardinal Health, Inc.	158,612	17,748,683
CVS Health Corp.	214,900	17,140,424
Humana, Inc.	21,847	7,574,792

		42,463,899

Life Sciences Tools & Services (1.0%)
Illumina, Inc.*	21,128	2,901,297
Thermo Fisher Scientific, Inc.	14,600	8,485,666

		11,386,963

Pharmaceuticals (1.9%)
Bristol-Myers Squibb Co.	378,090	20,503,821

Total Health Care		131,380,523

Industrials (17.0%)
Aerospace & Defense (1.8%)
Boeing Co. (The)*	62,735	12,107,228
Howmet Aerospace, Inc.	72,600	4,968,018
L3Harris Technologies, Inc.	12,100	2,578,510

		19,653,756

Air Freight & Logistics (1.4%)
FedEx Corp.	52,200	15,124,428

Building Products (2.2%)
Carrier Global Corp.	199,333	11,587,228
Masco Corp.	83,600	6,594,368
Trane Technologies plc	17,871	5,364,874

		23,546,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Electrical Equipment (2.3%)
Emerson Electric Co.	129,900	$14,733,258
Regal Rexnord Corp.	30,512	5,495,211
Rockwell Automation, Inc.	15,400	4,486,482

		24,714,951

Ground Transportation (1.7%)
CSX Corp.	375,200	13,908,664
Knight-Swift Transportation Holdings, Inc., Class A	88,300	4,858,266

		18,766,930

Industrial Conglomerates (1.4%)
General Electric Co.	18,681	3,279,076
Honeywell International, Inc.	57,900	11,883,975

		15,163,051

Machinery (1.3%)
Deere & Co.	35,543	14,598,932

Passenger Airlines (1.3%)
American Airlines Group, Inc.*	342,032	5,250,191
Delta Air Lines, Inc.	181,100	8,669,257

		13,919,448

Trading Companies & Distributors (3.6%)
AerCap Holdings NV*	162,429	14,116,704
Air Lease Corp., Class A	244,400	12,571,936
WESCO International, Inc.	75,300	12,897,384

		39,586,024

Total Industrials		185,073,990

Information Technology (6.0%)
Semiconductors & Semiconductor Equipment (4.7%)
Microchip Technology, Inc.	93,400	8,378,914
NXP Semiconductors NV	66,600	16,501,482
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	108,708	14,789,723
Texas Instruments, Inc.	64,424	11,223,305

		50,893,424

Technology Hardware, Storage & Peripherals (1.3%)
Seagate Technology Holdings plc	153,099	14,245,862

Total Information Technology		65,139,286

Materials (6.3%)
Chemicals (2.4%)
Chemours Co. (The)	554,873	14,570,965
FMC Corp.	182,800	11,644,360

		26,215,325

Containers & Packaging (2.1%)
Graphic Packaging Holding Co.	293,700	8,570,166
Silgan Holdings, Inc.	299,416	14,539,641

		23,109,807

Metals & Mining (1.8%)
Alcoa Corp.	157,200	5,311,788
Freeport-McMoRan, Inc.	211,110	9,926,392
Steel Dynamics, Inc.	25,700	3,809,511

		19,047,691

Total Materials		68,372,823

Real Estate (2.5%)
Health Care REITs (1.0%)
Ventas, Inc. (REIT)	259,671	11,306,076

Residential REITs (0.7%)
Equity Residential (REIT)	122,900	7,756,219

Specialized REITs (0.8%)
Digital Realty Trust, Inc. (REIT)	59,055	8,506,282

Total Real Estate		27,568,577

Utilities (4.4%)
Electric Utilities (2.9%)
Entergy Corp.	114,525	12,103,002
NextEra Energy, Inc.	194,657	12,440,529
Xcel Energy, Inc.	126,056	6,775,510

		31,319,041

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	138,916	2,490,764

Multi-Utilities (1.3%)
CMS Energy Corp.	101,600	6,130,544
Dominion Energy, Inc.	121,612	5,982,094
DTE Energy Co.	22,357	2,507,114

		14,619,752

Total Utilities		48,429,557

Total Common Stocks (99.9%) (Cost $932,887,210)		1,089,734,993

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (0.2%)
FFCB
15.10%, 4/1/24(o)(p)	$2,647,000	2,645,890

Total Short-Term Investment (0.2%) (Cost $2,647,000)		2,645,890

Total Investments in Securities (100.1%) (Cost $935,534,210)		1,092,380,883
Other Assets Less Liabilities (-0.1%)		(1,177,343)

Net Assets (100%)		$1,091,203,540

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,562,098	$—	$—	$35,562,098
Consumer Discretionary	66,445,651	—	—	66,445,651
Consumer Staples	75,093,842	—	—	75,093,842
Energy	102,793,220	—	—	102,793,220
Financials	283,875,426	—	—	283,875,426
Health Care	131,380,523	—	—	131,380,523
Industrials	185,073,990	—	—	185,073,990
Information Technology	65,139,286	—	—	65,139,286
Materials	68,372,823	—	—	68,372,823
Real Estate	27,568,577	—	—	27,568,577
Utilities	48,429,557	—	—	48,429,557
Short-Term Investment
U.S. Government Agency Security	—	2,645,890	—	2,645,890

Total Assets	$1,089,734,993	$2,645,890	$—	$1,092,380,883

Total Liabilities	$—	$—	$—	$—

Total	$1,089,734,993	$2,645,890	$—	$1,092,380,883

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,761,153
Aggregate gross unrealized depreciation	(17,611,518)

Net unrealized appreciation	$155,149,635

Federal income tax cost of investments in securities and derivative instruments, if applicable	$937,231,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (7.8%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	174,870	$3,077,712
Verizon Communications, Inc.	102,848	4,315,502

		7,393,214

Entertainment (1.7%)
Electronic Arts, Inc.	5,892	781,692
Live Nation Entertainment, Inc.*	3,580	378,657
Netflix, Inc.*	27,228	16,536,381
Take-Two Interactive Software, Inc.*	17,836	2,648,468
Walt Disney Co. (The)	120,547	14,750,131
Warner Bros Discovery, Inc.*	52,983	462,541

		35,557,870

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	215,994	32,599,975
Alphabet, Inc., Class C*	161,140	24,535,176
Match Group, Inc.*	6,607	239,702
Meta Platforms, Inc., Class A	110,283	53,551,219
Pinterest, Inc., Class A*	29,415	1,019,818

		111,945,890

Media (0.4%)
Charter Communications, Inc., Class A*	7,842	2,279,120
Comcast Corp., Class A	96,931	4,201,959
Fox Corp., Class A	5,481	171,391
Fox Corp., Class B	2,869	82,111
Interpublic Group of Cos., Inc. (The)	9,165	299,054
News Corp., Class A	9,323	244,076
News Corp., Class B	2,666	72,142
Omnicom Group, Inc.	4,920	476,059
Paramount Global, Class B(x)	11,916	140,251

		7,966,163

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	12,830	2,094,113

Total Communication Services		164,957,250

Consumer Discretionary (8.4%)
Automobile Components (0.0%)†
Aptiv plc*	7,034	560,258
BorgWarner, Inc.	5,675	197,150

		757,408

Automobiles (0.7%)
Ford Motor Co.	94,708	1,257,722
General Motors Co.	28,241	1,280,729
Tesla, Inc.*	67,781	11,915,222

		14,453,673

Broadline Retail (3.4%)
Amazon.com, Inc.*	394,097	71,087,217
eBay, Inc.	12,479	658,642
Etsy, Inc.*	2,853	196,058

		71,941,917

Distributors (0.1%)
Genuine Parts Co.	3,525	546,128
LKQ Corp.	6,420	342,892
Pool Corp.	955	385,343

		1,274,363

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	10,706	1,766,062
Aramark	63,775	2,073,963
Booking Holdings, Inc.	853	3,094,582
Caesars Entertainment, Inc.*	4,932	215,726
Carnival Corp.*	25,649	419,105
Chipotle Mexican Grill, Inc.*	1,598	4,645,018
Darden Restaurants, Inc.	2,933	490,251
Domino’s Pizza, Inc.	881	437,751
Expedia Group, Inc.*	3,127	430,744
Hilton Worldwide Holdings, Inc.	6,136	1,308,870
Las Vegas Sands Corp.	8,943	462,353
Marriott International, Inc., Class A	14,996	3,783,641
McDonald’s Corp.	17,744	5,002,921
MGM Resorts International*	6,829	322,397
Norwegian Cruise Line Holdings Ltd.*	10,465	219,032
Royal Caribbean Cruises Ltd.*	43,745	6,080,992
Starbucks Corp.	27,697	2,531,229
Wyndham Hotels & Resorts, Inc.	12,654	971,195
Wynn Resorts Ltd.	2,280	233,084
Yum! Brands, Inc.	18,517	2,567,382

		37,056,298

Household Durables (0.5%)
DR Horton, Inc.	47,596	7,831,922
Garmin Ltd.	3,693	549,777
Lennar Corp., Class A	5,975	1,027,580
Mohawk Industries, Inc.*	1,234	161,518
NVR, Inc.*	77	623,697
PulteGroup, Inc.	5,138	619,746

		10,814,240

Leisure Products (0.0%)†
Hasbro, Inc.	3,340	188,777

Specialty Retail (1.7%)
AutoZone, Inc.*	423	1,333,148
Bath & Body Works, Inc.	5,635	281,863
Best Buy Co., Inc.	4,883	400,553
Burlington Stores, Inc.*	9,321	2,164,243
CarMax, Inc.*	3,812	332,063
Home Depot, Inc. (The)	24,347	9,339,509
Lowe’s Cos., Inc.	14,069	3,583,796
O’Reilly Automotive, Inc.*	9,418	10,631,792
Ross Stores, Inc.	8,232	1,208,128
TJX Cos., Inc. (The)	27,880	2,827,590
Tractor Supply Co.	13,436	3,516,470
Ulta Beauty, Inc.*	1,171	612,292

		36,231,447

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	628	591,111
Lululemon Athletica, Inc.*	2,851	1,113,743
NIKE, Inc., Class B	42,186	3,964,640
Ralph Lauren Corp.	893	167,670
Tapestry, Inc.	5,391	255,965
VF Corp.	7,805	119,729

		6,212,858

Total Consumer Discretionary		178,930,981

Consumer Staples (4.0%)
Beverages (1.0%)
Brown-Forman Corp., Class B	4,602	237,555
Celsius Holdings, Inc.*	23,620	1,958,571
Coca-Cola Co. (The)	95,186	5,823,480
Constellation Brands, Inc., Class A	12,613	3,427,709
Keurig Dr Pepper, Inc.	25,089	769,480
Molson Coors Beverage Co., Class B	31,825	2,140,231
Monster Beverage Corp.*	18,208	1,079,370
PepsiCo, Inc.	33,622	5,884,186

		21,320,582

Consumer Staples Distribution & Retail (1.0%)
Costco Wholesale Corp.	10,855	7,952,699
Dollar General Corp.	17,491	2,729,645
Dollar Tree, Inc.*	5,108	680,130
Kroger Co. (The)	16,462	940,474
Sysco Corp.	12,091	981,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Target Corp.	11,233	$1,990,600
Walgreens Boots Alliance, Inc.	18,197	394,693
Walmart, Inc.	104,716	6,300,762

		21,970,550

Food Products (0.5%)
Archer-Daniels-Midland Co.	12,871	808,427
Bunge Global SA	3,696	378,914
Campbell Soup Co.	4,837	215,005
Conagra Brands, Inc.	11,973	354,880
General Mills, Inc.	13,701	958,659
Hershey Co. (The)	3,644	708,758
Hormel Foods Corp.	7,237	252,499
J M Smucker Co. (The)	2,478	311,906
Kellanova	6,281	359,838
Kraft Heinz Co. (The)	71,990	2,656,431
Lamb Weston Holdings, Inc.	3,462	368,807
McCormick & Co., Inc. (Non- Voting)	6,192	475,607
Mondelez International, Inc., Class A	32,939	2,305,730
Tyson Foods, Inc., Class A	7,097	416,807

		10,572,268

Household Products (0.7%)
Church & Dwight Co., Inc.	25,852	2,696,622
Clorox Co. (The)	3,085	472,344
Colgate-Palmolive Co.	19,988	1,799,920
Kimberly-Clark Corp.	8,324	1,076,710
Procter & Gamble Co. (The)	57,561	9,339,272

		15,384,868

Personal Care Products (0.4%)
Estee Lauder Cos., Inc. (The), Class A	49,727	7,665,417
Kenvue, Inc.	42,022	901,792

		8,567,209

Tobacco (0.4%)
Altria Group, Inc.	42,909	1,871,690
Philip Morris International, Inc.	67,801	6,211,928

		8,083,618

Total Consumer Staples		85,899,095

Energy (2.4%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	24,721	828,154
Halliburton Co.	21,603	851,590
Schlumberger NV	35,173	1,927,832

		3,607,576

Oil, Gas & Consumable Fuels (2.2%)
APA Corp.	8,835	303,747
Chevron Corp.	42,429	6,692,750
ConocoPhillips	28,820	3,668,210
Coterra Energy, Inc.	18,770	523,308
Devon Energy Corp.	15,544	779,998
Diamondback Energy, Inc.	4,440	879,875
EOG Resources, Inc.	14,365	1,836,422
EQT Corp.	9,727	360,580
Exxon Mobil Corp.	97,142	11,291,786
Hess Corp.	35,640	5,440,090
Kinder Morgan, Inc.	47,535	871,792
Kosmos Energy Ltd.*	748,170	4,459,093
Marathon Oil Corp.	14,908	422,493
Marathon Petroleum Corp.	9,002	1,813,903
Occidental Petroleum Corp.	16,059	1,043,674
ONEOK, Inc.	14,290	1,145,629
Phillips 66	10,519	1,718,173
Pioneer Natural Resources Co.	5,740	1,506,750
Targa Resources Corp.	5,309	594,555
Valero Energy Corp.	8,350	1,425,261
Williams Cos., Inc. (The)	30,124	1,173,932

		47,952,021

Total Energy		51,559,597

Financials (10.2%)
Banks (2.4%)
Bank of America Corp.	168,425	6,386,676
Citigroup, Inc.	46,555	2,944,138
Citizens Financial Group, Inc.	71,076	2,579,348
Comerica, Inc.	3,197	175,803
Fifth Third Bancorp	16,629	618,765
Huntington Bancshares, Inc.	34,493	481,177
JPMorgan Chase & Co.	140,938	28,229,882
KeyCorp	21,992	347,694
M&T Bank Corp.	4,040	587,578
PNC Financial Services Group, Inc. (The)‡	9,827	1,588,043
Regions Financial Corp.	22,109	465,173
Truist Financial Corp.	32,730	1,275,815
US Bancorp	38,324	1,713,083
Wells Fargo & Co.	88,038	5,102,683

		52,495,858

Capital Markets (2.3%)
Ameriprise Financial, Inc.	2,443	1,071,109
Bank of New York Mellon Corp. (The)	18,902	1,089,133
BlackRock, Inc.‡	3,417	2,848,753
Blackstone, Inc.	17,595	2,311,455
Cboe Global Markets, Inc.	2,562	470,716
Charles Schwab Corp. (The)	36,287	2,625,002
CME Group, Inc.	8,764	1,886,801
FactSet Research Systems, Inc.	941	427,581
Franklin Resources, Inc.	7,151	201,015
Goldman Sachs Group, Inc. (The)	7,977	3,331,913
Intercontinental Exchange, Inc.	75,123	10,324,154
Invesco Ltd.	10,647	176,634
KKR & Co., Inc.	78,377	7,883,159
MarketAxess Holdings, Inc.	960	210,480
Moody’s Corp.	3,882	1,525,742
Morgan Stanley	30,647	2,885,721
MSCI, Inc.	6,608	3,703,454
Nasdaq, Inc.	9,169	578,564
Northern Trust Corp.	5,164	459,183
Raymond James Financial, Inc.	4,656	597,923
S&P Global, Inc.	7,860	3,344,037
State Street Corp.	7,556	584,230
T. Rowe Price Group, Inc.	5,416	660,319

		49,197,078

Consumer Finance (0.3%)
American Express Co.	13,989	3,185,155
Capital One Financial Corp.	9,431	1,404,182
Discover Financial Services	6,135	804,237
Synchrony Financial	9,685	417,617

		5,811,191

Financial Services (3.4%)
Berkshire Hathaway, Inc., Class B*	63,724	26,797,216
Corpay, Inc.*	1,732	534,391
Fidelity National Information Services, Inc.	14,365	1,065,596
Fiserv, Inc.*	14,609	2,334,810
Global Payments, Inc.	6,371	851,548
Jack Henry & Associates, Inc.	1,746	303,333
Mastercard, Inc., Class A	29,243	14,082,551
PayPal Holdings, Inc.*	26,027	1,743,549
Toast, Inc., Class A*	74,642	1,860,079
Visa, Inc., Class A	80,627	22,501,383

		72,074,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Insurance (1.8%)
Aflac, Inc.	12,845	$1,102,872
Allstate Corp. (The)	6,461	1,117,818
American International Group, Inc.	17,181	1,343,039
Aon plc, Class A	4,931	1,645,573
Arch Capital Group Ltd.*	25,695	2,375,246
Arthur J Gallagher & Co.	5,307	1,326,962
Assurant, Inc.	1,210	227,770
Brown & Brown, Inc.	5,779	505,894
Chubb Ltd.	9,914	2,569,015
Cincinnati Financial Corp.	3,978	493,948
Everest Group Ltd.	1,040	413,400
Globe Life, Inc.	2,057	239,373
Hartford Financial Services Group, Inc. (The)	7,163	738,147
Kinsale Capital Group, Inc.	14,040	7,367,350
Loews Corp.	4,575	358,177
Marsh & McLennan Cos., Inc.	27,331	5,629,639
MetLife, Inc.	14,921	1,105,795
Principal Financial Group, Inc.	5,478	472,806
Progressive Corp. (The)	26,914	5,566,353
Prudential Financial, Inc.	8,757	1,028,072
Travelers Cos., Inc. (The)	5,656	1,301,672
W R Berkley Corp.	4,850	428,934
Willis Towers Watson plc	2,504	688,600

		38,046,455

Total Financials		217,625,038

Health Care (9.7%)
Biotechnology (1.4%)
AbbVie, Inc.	59,789	10,887,577
Alnylam Pharmaceuticals, Inc.*	5,247	784,164
Amgen, Inc.	22,198	6,311,335
Biogen, Inc.*	3,573	770,446
Gilead Sciences, Inc.	30,352	2,223,284
Incyte Corp.*	4,643	264,512
Moderna, Inc.*	8,033	855,997
Regeneron Pharmaceuticals, Inc.*	5,411	5,208,033
Vertex Pharmaceuticals, Inc.*	6,289	2,628,865

		29,934,213

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	59,658	6,780,728
Align Technology, Inc.*	1,767	579,435
Baxter International, Inc.	12,279	524,804
Becton Dickinson & Co.	7,013	1,735,367
Boston Scientific Corp.*	35,686	2,444,134
Cooper Cos., Inc. (The)	4,960	503,242
Dentsply Sirona, Inc.	5,254	174,380
Dexcom, Inc.*	62,929	8,728,252
Edwards Lifesciences Corp.*	15,019	1,435,216
GE HealthCare Technologies, Inc.	9,842	894,736
Hologic, Inc.*	5,562	433,613
IDEXX Laboratories, Inc.*	2,038	1,100,377
Insulet Corp.*	1,753	300,464
Intuitive Surgical, Inc.*	14,452	5,767,649
Medtronic plc	32,505	2,832,811
ResMed, Inc.	3,654	723,602
STERIS plc	2,472	555,755
Stryker Corp.	8,265	2,957,796
Teleflex, Inc.	1,082	244,716
Zimmer Biomet Holdings, Inc.	5,209	687,484

		39,404,561

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	6,049	676,883
Cencora, Inc.	4,044	982,652
Centene Corp.*	12,944	1,015,845
Cigna Group (The)	7,135	2,591,361
CVS Health Corp.	30,785	2,455,412
DaVita, Inc.*	1,289	177,946
Elevance Health, Inc.	8,338	4,323,586
HCA Healthcare, Inc.	4,872	1,624,958
Henry Schein, Inc.*	3,244	244,987
Humana, Inc.	2,984	1,034,612
Laboratory Corp. of America Holdings	2,017	440,634
McKesson Corp.	3,215	1,725,973
Molina Healthcare, Inc.*	1,447	594,471
Quest Diagnostics, Inc.	2,656	353,540
UnitedHealth Group, Inc.	25,819	12,772,659
Universal Health Services, Inc., Class B	1,467	267,669

		31,283,188

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	7,204	1,048,254
Bio-Rad Laboratories, Inc., Class A*	527	182,273
Bio-Techne Corp.	3,696	260,161
Charles River Laboratories International, Inc.*	1,196	324,056
Danaher Corp.	58,175	14,527,461
Illumina, Inc.*	3,862	530,330
IQVIA Holdings, Inc.*	4,446	1,124,349
Mettler-Toledo International, Inc.*	1,764	2,348,396
Revvity, Inc.	2,899	304,395
Thermo Fisher Scientific, Inc.	9,452	5,493,597
Waters Corp.*	1,416	487,430
West Pharmaceutical Services, Inc.	1,807	715,048

		27,345,750

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	86,047	4,666,329
Catalent, Inc.*	4,331	244,485
Eli Lilly and Co.	42,374	32,965,277
Johnson & Johnson	58,889	9,315,651
Merck & Co., Inc.	61,989	8,179,449
Novo Nordisk A/S (ADR)	75,009	9,631,156
Pfizer, Inc.	138,127	3,833,024
Viatris, Inc.	28,767	343,478
Zoetis, Inc.	60,202	10,186,780

		79,365,629

Total Health Care		207,333,341

Industrials (7.2%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	1,690	528,767
Boeing Co. (The)*	14,082	2,717,685
General Dynamics Corp.	5,568	1,572,904
Howmet Aerospace, Inc.	9,440	645,979
Huntington Ingalls Industries, Inc.	932	271,650
L3Harris Technologies, Inc.	4,603	980,899
Lockheed Martin Corp.	5,261	2,393,071
Northrop Grumman Corp.	3,428	1,640,847
RTX Corp.	32,458	3,165,629
Textron, Inc.	4,698	450,679
TransDigm Group, Inc.	4,826	5,943,702

		20,311,812

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	2,817	214,486
Expeditors International of Washington, Inc.	3,454	419,903
FedEx Corp.	16,081	4,659,309
United Parcel Service, Inc., Class B	17,665	2,625,549

		7,919,247

Building Products (0.4%)
A.O. Smith Corp.	2,918	261,044
Allegion plc	2,185	294,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Armstrong World Industries, Inc.	5,000	$621,100
Builders FirstSource, Inc.*	3,017	629,195
Carrier Global Corp.	55,162	3,206,567
Johnson Controls International plc	16,769	1,095,351
Masco Corp.	5,580	440,151
Trane Technologies plc	5,544	1,664,309

		8,212,058

Commercial Services & Supplies (0.4%)
Cintas Corp.	2,093	1,437,954
Copart, Inc.*	21,273	1,232,132
Republic Services, Inc.	5,064	969,452
Rollins, Inc.	6,993	323,566
Veralto Corp.	5,465	484,527
Waste Connections, Inc.	10,334	1,777,552
Waste Management, Inc.	8,900	1,897,035

		8,122,218

Construction & Engineering (0.0%)†
Quanta Services, Inc.	3,507	911,119

Electrical Equipment (0.4%)
AMETEK, Inc.	17,198	3,145,514
Eaton Corp. plc	9,758	3,051,131
Emerson Electric Co.	14,031	1,591,396
Generac Holdings, Inc.*	1,491	188,075
Hubbell, Inc., Class B	1,327	550,771
Rockwell Automation, Inc.	2,753	802,032

		9,328,919

Ground Transportation (2.1%)
CSX Corp.	48,105	1,783,252
JB Hunt Transport Services, Inc.	2,042	406,868
Norfolk Southern Corp.	5,563	1,417,842
Old Dominion Freight Line, Inc.	4,350	953,998
Saia, Inc.*	26,090	15,262,650
Uber Technologies, Inc.*	167,349	12,884,200
Union Pacific Corp.	50,905	12,519,067

		45,227,877

Industrial Conglomerates (0.7%)
3M Co.	13,578	1,440,218
General Electric Co.	52,721	9,254,117
Honeywell International, Inc.	16,127	3,310,067

		14,004,402

Machinery (1.0%)
Caterpillar, Inc.	12,454	4,563,519
Cummins, Inc.	3,490	1,028,328
Deere & Co.	6,370	2,616,414
Dover Corp.	3,424	606,699
Fortive Corp.	8,623	741,750
IDEX Corp.	1,839	448,753
Illinois Tool Works, Inc.	6,635	1,780,370
Ingersoll Rand, Inc.	33,646	3,194,688
Nordson Corp.	1,376	377,767
Otis Worldwide Corp.	10,069	999,550
PACCAR, Inc.	12,877	1,595,331
Parker-Hannifin Corp.	3,119	1,733,509
Pentair plc	3,995	341,333
Snap-on, Inc.	1,312	388,641
Stanley Black & Decker, Inc.	3,880	379,968
Westinghouse Air Brake Technologies Corp.	4,369	636,476
Xylem, Inc.	5,772	745,973

		22,179,069

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	15,561	238,861
Delta Air Lines, Inc.	15,805	756,585
Southwest Airlines Co.	14,703	429,181
United Airlines Holdings, Inc.*	8,167	391,036

		1,815,663

Professional Services (0.4%)
Automatic Data Processing, Inc.	10,030	2,504,892
Broadridge Financial Solutions, Inc.	2,872	588,358
Dayforce, Inc.*	27,352	1,810,976
Equifax, Inc.	2,987	799,082
Jacobs Solutions, Inc.	3,179	488,708
Leidos Holdings, Inc.	3,282	430,237
Paychex, Inc.	7,862	965,454
Paycom Software, Inc.	1,265	251,748
Robert Half, Inc.	2,532	200,737
Verisk Analytics, Inc.	3,513	828,119

		8,868,311

Trading Companies & Distributors (0.3%)
Fastenal Co.	14,082	1,086,286
FTAI Aviation Ltd.	30,132	2,027,884
United Rentals, Inc.	1,636	1,179,736
WW Grainger, Inc.	1,068	1,086,476

		5,380,382

Total Industrials		152,281,077

Information Technology (25.4%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	18,992	5,507,300
Cisco Systems, Inc.	99,404	4,961,254
F5, Inc.*	1,443	273,578
Juniper Networks, Inc.	7,929	293,849
Motorola Solutions, Inc.	4,080	1,448,318

		12,484,299

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	14,733	1,699,452
CDW Corp.	3,336	853,282
Corning, Inc.	19,065	628,383
Jabil, Inc.	3,072	411,494
Keysight Technologies, Inc.*	4,215	659,142
TE Connectivity Ltd.	7,535	1,094,383
Teledyne Technologies, Inc.*	1,126	483,414
Trimble, Inc.*	36,482	2,347,982
Zebra Technologies Corp., Class A*	1,255	378,307

		8,555,839

IT Services (1.3%)
Accenture plc, Class A	38,398	13,309,131
Akamai Technologies, Inc.*	3,817	415,137
Cognizant Technology Solutions Corp., Class A	11,997	879,260
EPAM Systems, Inc.*	1,429	394,633
Gartner, Inc.*	1,880	896,139
International Business Machines Corp.	22,384	4,274,449
Snowflake, Inc., Class A*	40,170	6,491,472
VeriSign, Inc.*	2,185	414,079

		27,074,300

Semiconductors & Semiconductor Equipment (9.9%)
Advanced Micro Devices, Inc.*	74,537	13,453,183
Analog Devices, Inc.	12,130	2,399,193
Applied Materials, Inc.	20,355	4,197,812
ARM Holdings plc (ADR)(x)*	21,403	2,675,161
Broadcom, Inc.	22,945	30,411,532
Enphase Energy, Inc.*	3,356	406,009
First Solar, Inc.*	2,558	431,790
Intel Corp.	156,373	6,906,995
KLA Corp.	7,929	5,538,962
Lam Research Corp.	9,367	9,100,696
Microchip Technology, Inc.	13,331	1,195,924
Micron Technology, Inc.	101,140	11,923,395
Monolithic Power Systems, Inc.	15,725	10,652,429
NVIDIA Corp.	101,644	91,841,453
NXP Semiconductors NV	6,355	1,574,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ON Semiconductor Corp.*	103,508	$7,613,013
Qorvo, Inc.*	2,382	273,525
QUALCOMM, Inc.	27,300	4,621,890
Skyworks Solutions, Inc.	4,036	437,180
Teradyne, Inc.	3,596	405,737
Texas Instruments, Inc.	22,244	3,875,127
Wolfspeed, Inc.*	24,367	718,827

		210,654,411

Software (9.7%)
Adobe, Inc.*	13,160	6,640,536
ANSYS, Inc.*	2,127	738,409
AppLovin Corp., Class A*	165,453	11,452,657
Atlassian Corp., Class A*	7,540	1,471,129
Autodesk, Inc.*	5,255	1,368,507
Cadence Design Systems, Inc.*	6,633	2,064,720
DocuSign, Inc.*	10,189	606,755
Fair Isaac Corp.*	597	746,017
Fortinet, Inc.*	15,783	1,078,137
Gen Digital, Inc.	14,227	318,685
Intuit, Inc.	12,559	8,163,350
Microsoft Corp.	280,385	117,963,577
Oracle Corp.	39,003	4,899,167
Palo Alto Networks, Inc.*	7,697	2,186,949
PTC, Inc.*	3,007	568,143
Roper Technologies, Inc.	2,635	1,477,813
Salesforce, Inc.	73,280	22,070,470
ServiceNow, Inc.*	16,669	12,708,446
Synopsys, Inc.*	16,083	9,191,434
Tyler Technologies, Inc.*	996	423,310

		206,138,211

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	375,312	64,358,502
Hewlett Packard Enterprise Co.	31,687	561,810
HP, Inc.	21,716	656,258
NetApp, Inc.	5,078	533,038
Seagate Technology Holdings plc	4,703	437,614
Super Micro Computer, Inc.*	8,539	8,624,646
Western Digital Corp.*	7,721	526,881

		75,698,749

Total Information Technology		540,605,809

Materials (2.2%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	5,459	1,322,552
Albemarle Corp.	2,882	379,675
Celanese Corp.	2,381	409,199
CF Industries Holdings, Inc.	4,782	397,910
Corteva, Inc.	37,989	2,190,826
Dow, Inc.	17,009	985,331
DuPont de Nemours, Inc.	10,517	806,338
Eastman Chemical Co.	2,948	295,449
Ecolab, Inc.	6,202	1,432,042
FMC Corp.	3,135	199,699
International Flavors & Fragrances, Inc.	6,246	537,094
Linde plc	18,824	8,740,360
LyondellBasell Industries NV, Class A	6,269	641,193
Mosaic Co. (The)	7,944	257,862
PPG Industries, Inc.	5,758	834,334
Sherwin-Williams Co. (The)	31,358	10,891,574

		30,321,438

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	6,132	3,764,680
Vulcan Materials Co.	3,255	888,355

		4,653,035

Containers & Packaging (0.1%)
Amcor plc	37,177	353,553
Avery Dennison Corp.	1,915	427,524
Ball Corp.	7,573	510,117
International Paper Co.	8,648	337,445
Packaging Corp. of America	2,150	408,027
Westrock Co.	6,483	320,584

		2,357,250

Metals & Mining (0.5%)
ATI, Inc.*	106,045	5,426,323
Freeport-McMoRan, Inc.	35,333	1,661,358
Newmont Corp.	27,972	1,002,516
Nucor Corp.	6,075	1,202,242
Steel Dynamics, Inc.	3,795	562,533

		9,854,972

Total Materials		47,186,695

Real Estate (1.5%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	17,526	328,613
Ventas, Inc. (REIT)	9,967	433,963
Welltower, Inc. (REIT)	32,317	3,019,700

		3,782,276

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	18,005	372,343

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	64,018	8,336,424

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	3,976	512,546
Boston Properties, Inc. (REIT)	3,724	243,215

		755,761

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	7,225	702,559
CoStar Group, Inc.*	10,045	970,347

		1,672,906

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	3,559	660,408
Camden Property Trust (REIT)	2,775	273,060
Equity Residential (REIT)	8,264	521,541
Essex Property Trust, Inc. (REIT)	1,601	391,941
Invitation Homes, Inc. (REIT)	13,729	488,890
Mid-America Apartment Communities, Inc. (REIT)	2,807	369,345
UDR, Inc. (REIT)	7,525	281,510

		2,986,695

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	1,662	169,724
Kimco Realty Corp. (REIT)	15,704	307,955
Realty Income Corp. (REIT)	20,457	1,106,724
Regency Centers Corp. (REIT)	4,090	247,690
Simon Property Group, Inc. (REIT)	8,079	1,264,283

		3,096,376

Specialized REITs (0.5%)
American Tower Corp. (REIT)	11,360	2,244,622
Crown Castle, Inc. (REIT)	10,691	1,131,429
Digital Realty Trust, Inc. (REIT)	7,426	1,069,641
Equinix, Inc. (REIT)	2,289	1,889,180
Extra Space Storage, Inc. (REIT)	5,158	758,226
Iron Mountain, Inc. (REIT)	7,299	585,453
Public Storage (REIT)	3,848	1,116,151
SBA Communications Corp. (REIT)	2,619	567,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
VICI Properties, Inc. (REIT), Class A	24,854	$740,401
Weyerhaeuser Co. (REIT)	17,711	636,002

		10,738,642

Total Real Estate		31,741,423

Utilities (2.1%)
Electric Utilities (1.5%)
Alliant Energy Corp.	6,273	316,159
American Electric Power Co., Inc.	13,022	1,121,194
Constellation Energy Corp.	49,529	9,155,436
Duke Energy Corp.	18,756	1,813,893
Edison International	9,330	659,911
Entergy Corp.	42,358	4,476,393
Evergy, Inc.	5,784	308,750
Eversource Energy	8,657	517,429
Exelon Corp.	24,090	905,061
FirstEnergy Corp.	12,201	471,203
NextEra Energy, Inc.	50,152	3,205,214
NRG Energy, Inc.	5,638	381,636
PG&E Corp.	52,439	878,878
Pinnacle West Capital Corp.	2,930	218,959
PPL Corp.	18,214	501,431
Southern Co. (The)	79,797	5,724,637
Xcel Energy, Inc.	13,641	733,204

		31,389,388

Gas Utilities (0.0%)†
Atmos Energy Corp.	3,728	443,147

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	17,011	305,007
Vistra Corp.	63,281	4,407,522

		4,712,529

Multi-Utilities (0.3%)
Ameren Corp.	6,574	486,213
CenterPoint Energy, Inc.	15,998	455,783
CMS Energy Corp.	7,308	440,965
Consolidated Edison, Inc.	8,310	754,631
Dominion Energy, Inc.	20,487	1,007,756
DTE Energy Co.	5,160	578,642
NiSource, Inc.	10,047	277,900
Public Service Enterprise Group, Inc.	12,146	811,110
Sempra	15,282	1,097,706
WEC Energy Group, Inc.	7,860	645,463

		6,556,169

Water Utilities (0.1%)
American Water Works Co., Inc.	4,882	596,629

Total Utilities		43,697,862

Total Common Stocks (80.9%) (Cost $664,973,445)		1,721,818,168

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	121,244	63,741,608
iShares Morningstar Growth ETF	7,290	550,249
iShares Morningstar U.S. Equity ETF‡	422,408	30,611,908
iShares Morningstar Value ETF	123,926	9,524,952
iShares Russell 1000 ETF(x)	117,399	33,814,434
SPDR Portfolio S&P 500 Growth ETF	7,000	512,050
SPDR Portfolio S&P 500 Value ETF	13,700	686,370
Vanguard Growth ETF	1,600	550,720
Vanguard Large-Cap ETF(x)	128,413	30,788,301
Vanguard Russell 1000 Growth ETF	5,800	502,686
Vanguard Russell 1000 Value(x)	124,400	9,782,816
Vanguard Value ETF	59,500	9,690,170

Total Exchange Traded Funds (9.0%) (Cost $58,213,792)		190,756,264

SHORT-TERM INVESTMENTS:
Investment Companies (4.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	7,359,346	7,359,346
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	97,247,953	97,286,852

Total Investment Companies		104,646,198

Total Short-Term Investments (4.9%) (Cost $104,629,479)		104,646,198

Total Investments in Securities (94.8%) (Cost $827,816,716)		2,017,220,630
Other Assets Less Liabilities (5.2%)		109,658,014

Net Assets (100%)		$2,126,878,644

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $10,760,457. This was collateralized by $3,929,270 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/25/24 - 2/15/54 and by cash of $7,359,346 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	9,827	1,605,175	—	(80,331)	59,084	4,115	1,588,043	16,067	—
Capital Markets
BlackRock, Inc.	3,417	2,936,281	—	(158,219)	117,733	(47,042)	2,848,753	17,661	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	422,408	30,736,750	—	(3,144,156)	1,970,134	1,049,180	30,611,908	88,742	—

Total		35,278,206	—	(3,382,706)	2,146,951	1,006,253	35,048,704	122,470	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	777	6/2024	USD	206,235,225	3,967,086

					3,967,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$164,957,250	$—	$—	$164,957,250
Consumer Discretionary	178,930,981	—	—	178,930,981
Consumer Staples	85,899,095	—	—	85,899,095
Energy	51,559,597	—	—	51,559,597
Financials	217,625,038	—	—	217,625,038
Health Care	207,333,341	—	—	207,333,341
Industrials	152,281,077	—	—	152,281,077
Information Technology	540,605,809	—	—	540,605,809
Materials	47,186,695	—	—	47,186,695
Real Estate	31,741,423	—	—	31,741,423
Utilities	43,697,862	—	—	43,697,862
Exchange Traded Funds	190,756,264	—	—	190,756,264
Future	3,967,086	—	—	3,967,086
Short-Term Investments
Investment Companies	104,646,198	—	—	104,646,198

Total Assets	$2,021,187,716	$—	$—	$2,021,187,716

Total Liabilities	$—	$—	$—	$—

Total	$2,021,187,716	$—	$—	$2,021,187,716

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,208,153,824
Aggregate gross unrealized depreciation	(25,156,727)

Net unrealized appreciation	$1,182,997,097

Federal income tax cost of investments in securities and derivative instruments, if applicable	$838,190,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	10,169	$266,021

Entertainment (1.2%)
Live Nation Entertainment, Inc.*	3,134	331,483
Netflix, Inc.*	38,289	23,254,059
Playtika Holding Corp.	1,747	12,316
ROBLOX Corp., Class A*	41,145	1,570,916
Roku, Inc.*	1,354	88,240
Spotify Technology SA*	12,425	3,278,958
TKO Group Holdings, Inc., Class A	5,378	464,713

		29,000,685

Interactive Media & Services (10.5%)
Alphabet, Inc., Class A*	527,019	79,542,978
Alphabet, Inc., Class C*	445,143	67,777,473
Match Group, Inc.*	22,254	807,375
Meta Platforms, Inc., Class A	196,163	95,252,830
Pinterest, Inc., Class A*	51,867	1,798,229
ZoomInfo Technologies, Inc., Class A*	13,782	220,925

		245,399,810

Media (0.3%)
Cable One, Inc.	35	14,810
Charter Communications, Inc., Class A*	8,928	2,594,745
Liberty Broadband Corp., Class A*	302	17,250
Liberty Broadband Corp., Class C*	2,136	122,243
Nexstar Media Group, Inc., Class A	1,004	172,979
Trade Desk, Inc. (The), Class A*	39,060	3,414,625

		6,336,652

Total Communication Services		281,003,168

Consumer Discretionary (14.9%)
Automobiles (1.8%)
Tesla, Inc.*	244,696	43,015,110

Broadline Retail (6.3%)
Amazon.com, Inc.*	799,016	144,126,506
Coupang, Inc., Class A*	97,100	1,727,409
eBay, Inc.	2,937	155,015
Etsy, Inc.*	6,099	419,123
Ollie’s Bargain Outlet Holdings, Inc.*	1,752	139,407

		146,567,460

Distributors (0.1%)
Pool Corp.	3,366	1,358,181

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	631	71,530
Grand Canyon Education, Inc.*	735	100,114
H&R Block, Inc.	8,368	410,952
Service Corp. International	4,736	351,459

		934,055

Hotels, Restaurants & Leisure (2.9%)
Airbnb, Inc., Class A*	35,940	5,928,662
Booking Holdings, Inc.	3,164	11,478,612
Caesars Entertainment, Inc.*	7,453	325,994
Cava Group, Inc.(x)*	1,107	77,545
Chipotle Mexican Grill, Inc.*	2,436	7,080,892
Choice Hotels International, Inc.(x)	2,644	334,069
Churchill Downs, Inc.	6,299	779,501
Darden Restaurants, Inc.	4,996	835,081
Domino’s Pizza, Inc.	3,095	1,537,844
DoorDash, Inc., Class A*	21,231	2,923,933
DraftKings, Inc., Class A*	37,043	1,682,123
Expedia Group, Inc.*	8,918	1,228,455
Hilton Worldwide Holdings, Inc.	10,114	2,157,417
Las Vegas Sands Corp.	30,452	1,574,369
Marriott International, Inc., Class A	21,601	5,450,148
McDonald’s Corp.	26,712	7,531,448
Norwegian Cruise Line Holdings Ltd.*	9,025	188,893
Planet Fitness, Inc., Class A*	3,602	225,593
Royal Caribbean Cruises Ltd.*	6,243	867,840
Starbucks Corp.	99,455	9,089,193
Texas Roadhouse, Inc., Class A	5,922	914,771
Travel + Leisure Co.	2,827	138,410
Vail Resorts, Inc.(x)	331	73,757
Wendy’s Co. (The)	15,122	284,899
Wingstop, Inc.	2,653	972,059
Wyndham Hotels & Resorts, Inc.	511	39,219
Wynn Resorts Ltd.	561	57,351
Yum! Brands, Inc.	21,821	3,025,482

		66,803,560

Household Durables (0.0%)†
NVR, Inc.*	23	186,299
Tempur Sealy International, Inc.	3,000	170,460
TopBuild Corp.*	182	80,213

		436,972

Leisure Products (0.0%)†
Brunswick Corp.	492	47,488
Peloton Interactive, Inc., Class A*	29,743	127,449
Polaris, Inc.	420	42,050
YETI Holdings, Inc.*	7,674	295,833

		512,820

Specialty Retail (3.3%)
AutoZone, Inc.*	1,303	4,106,600
Best Buy Co., Inc.	2,365	194,001
Burlington Stores, Inc.*	5,725	1,329,288
CarMax, Inc.*	784	68,294
Dick’s Sporting Goods, Inc.	394	88,595
Five Below, Inc.*	4,854	880,418
Floor & Decor Holdings, Inc., Class A*	9,220	1,195,096
Home Depot, Inc. (The)	88,698	34,024,553
Lowe’s Cos., Inc.	37,541	9,562,819
Murphy USA, Inc.	1,633	684,554
O’Reilly Automotive, Inc.*	4,444	5,016,743
RH*	226	78,707
Ross Stores, Inc.	27,774	4,076,112
TJX Cos., Inc. (The)	102,137	10,358,735
Tractor Supply Co.	9,706	2,540,254
Ulta Beauty, Inc.*	4,357	2,278,188
Valvoline, Inc.*	3,212	143,159
Victoria’s Secret & Co.*	3,043	58,973
Wayfair, Inc., Class A(x)*	2,550	173,094
Williams-Sonoma, Inc.	728	231,162

		77,089,345

Textiles, Apparel & Luxury Goods (0.5%)
Birkenstock Holding plc(x)*	754	35,626
Crocs, Inc.*	5,389	774,938
Deckers Outdoor Corp.*	2,322	2,185,606
Lululemon Athletica, Inc.*	9,863	3,852,981
NIKE, Inc., Class B	56,209	5,282,522
Skechers USA, Inc., Class A*	838	51,336
Tapestry, Inc.	1,299	61,677

		12,244,686

Total Consumer Discretionary		348,962,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Consumer Staples (4.1%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	769	$234,099
Brown-Forman Corp., Class A	3,442	182,254
Brown-Forman Corp., Class B	12,937	667,808
Celsius Holdings, Inc.*	12,726	1,055,240
Coca-Cola Co. (The)	171,320	10,481,358
Constellation Brands, Inc., Class A	1,428	388,073
Monster Beverage Corp.*	65,959	3,910,049
PepsiCo, Inc.	84,423	14,774,869

		31,693,750

Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc., Class A	3,174	68,051
BJ’s Wholesale Club Holdings, Inc.*	4,077	308,425
Casey’s General Stores, Inc.	475	151,264
Costco Wholesale Corp.	39,291	28,785,765
Dollar General Corp.	19,420	3,030,685
Maplebear, Inc.(x)*	1,286	47,955
Performance Food Group Co.*	6,380	476,203
Sysco Corp.	44,987	3,652,045
Target Corp.	40,787	7,227,864

		43,748,257

Food Products (0.1%)
Freshpet, Inc.*	1,055	122,232
Hershey Co. (The)	9,860	1,917,770
Lamb Weston Holdings, Inc.	12,158	1,295,192

		3,335,194

Household Products (0.6%)
Church & Dwight Co., Inc.	19,398	2,023,405
Clorox Co. (The)	10,960	1,678,086
Kimberly-Clark Corp.	28,106	3,635,511
Procter & Gamble Co. (The)	39,252	6,368,637

		13,705,639

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,420	989,643
Kenvue, Inc.	52,139	1,118,903

		2,108,546

Total Consumer Staples		94,591,386

Energy (0.5%)
Energy Equipment & Services (0.0%)†
Halliburton Co.	16,006	630,956

Oil, Gas & Consumable Fuels (0.5%)
Antero Midstream Corp.	10,031	141,036
APA Corp.	24,061	827,217
Cheniere Energy, Inc.	21,241	3,425,749
Hess Corp.	13,746	2,098,189
New Fortress Energy, Inc.	5,737	175,495
ONEOK, Inc.	2,836	227,362
Ovintiv, Inc.	10,075	522,893
Targa Resources Corp.	19,589	2,193,772
Texas Pacific Land Corp.	1,638	947,599

		10,559,312

Total Energy		11,190,268

Financials (6.4%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	105	171,675
NU Holdings Ltd., Class A*	141,915	1,693,046

		1,864,721

Capital Markets (1.2%)
Ameriprise Financial, Inc.	9,064	3,974,020
Ares Management Corp., Class A	14,471	1,924,354
Blackstone, Inc.	63,191	8,301,402
Blue Owl Capital, Inc., Class A	6,013	113,405
FactSet Research Systems, Inc.	3,401	1,545,380
Houlihan Lokey, Inc., Class A	332	42,559
KKR & Co., Inc.	14,467	1,455,091
LPL Financial Holdings, Inc.	6,678	1,764,328
MarketAxess Holdings, Inc.	3,282	719,579
Moody’s Corp.	12,832	5,043,361
Morningstar, Inc.	2,277	702,158
MSCI, Inc.	3,403	1,907,211
S&P Global, Inc.	2,361	1,004,487
TPG, Inc., Class A	1,648	73,666
Tradeweb Markets, Inc., Class A	3,528	367,512
XP, Inc., Class A	2,375	60,942

		28,999,455

Consumer Finance (0.2%)
American Express Co.	16,874	3,842,041
SLM Corp.	7,849	171,030

		4,013,071

Financial Services (4.1%)
Apollo Global Management, Inc.	46,244	5,200,138
Block, Inc., Class A*	17,877	1,512,037
Corpay, Inc.*	5,923	1,827,483
Equitable Holdings, Inc.‡	30,638	1,164,550
Euronet Worldwide, Inc.*	2,090	229,754
Fiserv, Inc.*	14,526	2,321,545
Jack Henry & Associates, Inc.	2,043	354,930
Mastercard, Inc., Class A	73,634	35,459,925
PayPal Holdings, Inc.*	88,216	5,909,590
Rocket Cos., Inc., Class A*	3,738	54,388
Shift4 Payments, Inc., Class A*	4,749	313,767
Toast, Inc., Class A*	31,385	782,114
UWM Holdings Corp., Class A	2,943	21,366
Visa, Inc., Class A	141,203	39,406,933
Western Union Co. (The)	4,742	66,293
WEX, Inc.*	1,735	412,115

		95,036,928

Insurance (0.8%)
Arch Capital Group Ltd.*	4,470	413,207
Arthur J Gallagher & Co.	1,051	262,792
Brighthouse Financial, Inc.*	586	30,202
Brown & Brown, Inc.	8,194	717,303
Everest Group Ltd.	512	203,520
Kinsale Capital Group, Inc.	1,934	1,014,847
Lincoln National Corp.	1,392	44,447
Marsh & McLennan Cos., Inc.	35,159	7,242,051
Primerica, Inc.	2,043	516,797
Progressive Corp. (The)	38,818	8,028,339
RenaissanceRe Holdings Ltd.	1,179	277,100
RLI Corp.	787	116,846
Ryan Specialty Holdings, Inc., Class A	8,401	466,255
Willis Towers Watson plc	1,146	315,150

		19,648,856

Total Financials		149,563,031

Health Care (10.6%)
Biotechnology (2.3%)
AbbVie, Inc.	156,499	28,498,468
Alnylam Pharmaceuticals, Inc.*	8,809	1,316,505
Amgen, Inc.	32,215	9,159,369
Apellis Pharmaceuticals, Inc.*	8,952	526,199
BioMarin Pharmaceutical, Inc.*	1,957	170,924
Exact Sciences Corp.*	5,489	379,070
Exelixis, Inc.*	20,554	487,747
Incyte Corp.*	12,054	686,716
Ionis Pharmaceuticals, Inc.*	10,860	470,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Natera, Inc.*	9,515	$870,242
Neurocrine Biosciences, Inc.*	8,562	1,180,871
Regeneron Pharmaceuticals, Inc.*	618	594,819
Roivant Sciences Ltd.*	29,822	314,324
Sarepta Therapeutics, Inc.*	7,924	1,025,841
Ultragenyx Pharmaceutical, Inc.*	6,961	325,009
Vertex Pharmaceuticals, Inc.*	20,904	8,738,081

		54,744,966

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	9,672	1,099,319
Align Technology, Inc.*	6,766	2,218,707
Dexcom, Inc.*	34,283	4,755,052
Edwards Lifesciences Corp.*	53,383	5,101,279
GE HealthCare Technologies, Inc.	2,627	238,821
Globus Medical, Inc., Class A*	2,981	159,901
IDEXX Laboratories, Inc.*	7,299	3,940,949
Inspire Medical Systems, Inc.*	2,547	547,070
Insulet Corp.*	6,142	1,052,739
Intuitive Surgical, Inc.*	30,972	12,360,615
Masimo Corp.*	3,823	561,408
Novocure Ltd.*	9,295	145,281
Penumbra, Inc.*	3,214	717,300
ResMed, Inc.	12,868	2,548,250
Shockwave Medical, Inc.*	3,212	1,045,924
Stryker Corp.	8,002	2,863,676
Tandem Diabetes Care, Inc.*	770	27,266

		39,383,557

Health Care Providers & Services (2.1%)
agilon health, Inc.*	22,960	140,056
Cardinal Health, Inc.	11,193	1,252,497
Cencora, Inc.	14,296	3,473,785
Chemed Corp.	930	596,995
Cigna Group (The)	1,916	695,872
DaVita, Inc.*	4,784	660,431
Elevance Health, Inc.	2,796	1,449,838
Encompass Health Corp.	595	49,135
HCA Healthcare, Inc.	3,650	1,217,384
Humana, Inc.	4,807	1,666,683
McKesson Corp.	4,580	2,458,773
Molina Healthcare, Inc.*	2,785	1,144,162
UnitedHealth Group, Inc.	69,329	34,297,056

		49,102,667

Health Care Technology (0.1%)
Certara, Inc.*	3,829	68,462
Doximity, Inc., Class A*	4,627	124,513
Veeva Systems, Inc., Class A*	12,836	2,973,973

		3,166,948

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	8,132	305,194
Agilent Technologies, Inc.	21,057	3,064,004
Bio-Techne Corp.	13,002	915,211
Bruker Corp.	9,407	883,694
ICON plc*	1,076	361,482
Illumina, Inc.*	4,176	573,448
IQVIA Holdings, Inc.*	14,951	3,780,958
Maravai LifeSciences Holdings, Inc., Class A*	5,634	48,847
Medpace Holdings, Inc.*	2,064	834,166
Mettler-Toledo International, Inc.*	1,930	2,569,390
Repligen Corp.*	2,174	399,842
Sotera Health Co.*	6,149	73,849
Thermo Fisher Scientific, Inc.	21,075	12,249,001
Waters Corp.*	5,189	1,786,209
West Pharmaceutical Services, Inc.	6,559	2,595,462

		30,440,757

Pharmaceuticals (3.1%)
Eli Lilly and Co.	75,052	58,387,454
Jazz Pharmaceuticals plc*	2,801	337,296
Merck & Co., Inc.	41,449	5,469,195
Zoetis, Inc.	41,046	6,945,394

		71,139,339

Total Health Care		247,978,234

Industrials (5.8%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	6,237	1,951,432
Boeing Co. (The)*	6,725	1,297,858
BWX Technologies, Inc.	1,383	141,923
HEICO Corp.	3,601	687,791
HEICO Corp., Class A	6,474	996,608
Lockheed Martin Corp.	19,646	8,936,376
Northrop Grumman Corp.	724	346,550
Spirit AeroSystems Holdings, Inc., Class A*	954	34,411
TransDigm Group, Inc.	794	977,890

		15,370,839

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	7,934	604,095
Expeditors International of Washington, Inc.	1,761	214,085
United Parcel Service, Inc., Class B	17,789	2,643,979

		3,462,159

Building Products (0.2%)
A.O. Smith Corp.	1,147	102,611
Advanced Drainage Systems, Inc.	6,039	1,040,157
Allegion plc	7,191	968,700
Armstrong World Industries, Inc.	1,134	140,865
Trane Technologies plc	5,954	1,787,391
Trex Co., Inc.*	9,621	959,695

		4,999,419

Commercial Services & Supplies (0.8%)
Cintas Corp.	6,835	4,695,850
Copart, Inc.*	76,052	4,404,932
MSA Safety, Inc.	552	106,862
RB Global, Inc.	12,262	933,996
Rollins, Inc.	22,617	1,046,489
Tetra Tech, Inc.	850	157,003
Waste Management, Inc.	32,419	6,910,110

		18,255,242

Construction & Engineering (0.1%)
EMCOR Group, Inc.	1,422	497,984
Quanta Services, Inc.	3,350	870,330
Valmont Industries, Inc.	121	27,622
WillScot Mobile Mini Holdings Corp.*	4,282	199,113

		1,595,049

Electrical Equipment (0.2%)
ChargePoint Holdings, Inc.(x)*	27,185	51,652
Hubbell, Inc., Class B	2,165	898,583
Rockwell Automation, Inc.	10,185	2,967,196
Vertiv Holdings Co., Class A	2,220	181,307

		4,098,738

Ground Transportation (1.1%)
Avis Budget Group, Inc.	607	74,333
CSX Corp.	19,422	719,974
JB Hunt Transport Services, Inc.	1,434	285,725
Landstar System, Inc.	2,521	485,948
Lyft, Inc., Class A*	30,402	588,279
Old Dominion Freight Line, Inc.	16,280	3,570,367
Saia, Inc.*	259	151,515
Uber Technologies, Inc.*	174,523	13,436,526
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	262	17,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
U-Haul Holding Co. (New York Stock Exchange)	3,412	$227,512
Union Pacific Corp.	23,136	5,689,836

		25,247,710

Industrial Conglomerates (0.1%)
Honeywell International, Inc.	7,617	1,563,389

Machinery (1.3%)
Allison Transmission Holdings, Inc.	767	62,250
Caterpillar, Inc.	33,937	12,435,535
Deere & Co.	21,977	9,026,833
Donaldson Co., Inc.	4,451	332,401
Graco, Inc.	6,055	565,900
IDEX Corp.	543	132,503
Illinois Tool Works, Inc.	21,634	5,805,051
Lincoln Electric Holdings, Inc.	4,623	1,180,899
Otis Worldwide Corp.	2,162	214,622
Toro Co. (The)	9,221	844,920
Xylem, Inc.	2,501	323,229

		30,924,143

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	21,350	327,723
Delta Air Lines, Inc.	2,901	138,871

		466,594

Professional Services (0.9%)
Automatic Data Processing, Inc.	31,469	7,859,068
Booz Allen Hamilton Holding Corp.	11,358	1,685,982
Broadridge Financial Solutions, Inc.	8,683	1,778,799
Dayforce, Inc.*	1,124	74,420
Equifax, Inc.	7,473	1,999,177
FTI Consulting, Inc.*	545	114,608
Genpact Ltd.	3,904	128,637
KBR, Inc.	4,316	274,757
Paychex, Inc.	28,563	3,507,536
Paycom Software, Inc.	4,577	910,869
Paycor HCM, Inc.*	2,610	50,738
Paylocity Holding Corp.*	3,721	639,491
Verisk Analytics, Inc.	12,647	2,981,277

		22,005,359

Trading Companies & Distributors (0.4%)
Fastenal Co.	37,907	2,924,146
Ferguson plc	977	213,406
SiteOne Landscape Supply, Inc.*	1,268	221,330
United Rentals, Inc.	1,229	886,244
Watsco, Inc.	732	316,202
WW Grainger, Inc.	3,914	3,981,712

		8,543,040

Total Industrials		136,531,681

Information Technology (43.8%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	22,230	6,446,255
Motorola Solutions, Inc.	13,475	4,783,356
Ubiquiti, Inc.(x)	311	36,029

		11,265,640

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	25,999	2,998,985
CDW Corp.	11,285	2,886,477
Jabil, Inc.	6,939	929,479
Keysight Technologies, Inc.*	4,026	629,586
Vontier Corp.	4,659	211,332
Zebra Technologies Corp., Class A*	816	245,975

		7,901,834

IT Services (1.5%)
Accenture plc, Class A	56,036	19,422,638
Cloudflare, Inc., Class A*	25,756	2,493,953
EPAM Systems, Inc.*	4,927	1,360,640
Gartner, Inc.*	6,803	3,242,786
Globant SA*	3,652	737,339
GoDaddy, Inc., Class A*	7,883	935,554
MongoDB, Inc.*	5,930	2,126,735
Okta, Inc.*	867	90,706
Snowflake, Inc., Class A*	27,871	4,503,954
Twilio, Inc., Class A*	2,475	151,346
VeriSign, Inc.*	417	79,026

		35,144,677

Semiconductors & Semiconductor Equipment (13.6%)
Advanced Micro Devices, Inc.*	80,885	14,598,934
Allegro MicroSystems, Inc.*	6,634	178,853
Applied Materials, Inc.	62,615	12,913,091
Broadcom, Inc.	38,234	50,675,726
Enphase Energy, Inc.*	11,793	1,426,717
Entegris, Inc.	688	96,692
KLA Corp.	12,165	8,498,104
Lam Research Corp.	11,052	10,737,792
Lattice Semiconductor Corp.*	12,069	944,158
Microchip Technology, Inc.	33,993	3,049,512
Monolithic Power Systems, Inc.	4,073	2,759,132
NVIDIA Corp.	210,730	190,407,199
QUALCOMM, Inc.	86,274	14,606,188
Teradyne, Inc.	11,376	1,283,554
Texas Instruments, Inc.	32,845	5,721,927
Universal Display Corp.	1,870	315,001

		318,212,580

Software (18.3%)
Adobe, Inc.*	40,635	20,504,421
ANSYS, Inc.*	6,346	2,203,077
AppLovin Corp., Class A*	4,783	331,079
Atlassian Corp., Class A*	13,740	2,680,811
Autodesk, Inc.*	19,051	4,961,261
Bentley Systems, Inc., Class B	15,975	834,215
Cadence Design Systems, Inc.*	23,969	7,461,070
Confluent, Inc., Class A*	16,395	500,375
Crowdstrike Holdings, Inc., Class A*	18,920	6,065,563
Datadog, Inc., Class A*	24,203	2,991,491
DocuSign, Inc.*	17,922	1,067,255
DoubleVerify Holdings, Inc.*	12,180	428,249
Dropbox, Inc., Class A*	20,333	494,092
Dynatrace, Inc.*	21,303	989,311
Elastic NV*	7,027	704,387
Fair Isaac Corp.*	2,147	2,682,913
Five9, Inc.*	6,298	391,169
Fortinet, Inc.*	58,224	3,977,281
Gen Digital, Inc.	7,657	171,517
Gitlab, Inc., Class A*	7,769	453,088
HashiCorp, Inc., Class A*	5,892	158,789
HubSpot, Inc.*	4,047	2,535,688
Informatica, Inc., Class A*	297	10,395
Intuit, Inc.	24,227	15,747,550
Manhattan Associates, Inc.*	5,460	1,366,256
Microsoft Corp.#	660,029	277,687,401
nCino, Inc.*	550	20,559
Nutanix, Inc., Class A*	5,231	322,857
Oracle Corp.	56,234	7,063,553
Palantir Technologies, Inc., Class A*	168,826	3,884,686
Palo Alto Networks, Inc.*	26,727	7,593,943
Pegasystems, Inc.	3,714	240,073
Procore Technologies, Inc.*	7,050	579,299
PTC, Inc.*	5,309	1,003,083
RingCentral, Inc., Class A*	7,557	262,530
Salesforce, Inc.	63,292	19,062,285
SentinelOne, Inc., Class A*	2,774	64,662
ServiceNow, Inc.*	18,056	13,765,894
Smartsheet, Inc., Class A*	11,332	436,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Synopsys, Inc.*	13,470	$7,698,105
Teradata Corp.*	8,793	340,025
Tyler Technologies, Inc.*	2,788	1,184,928
UiPath, Inc., Class A*	25,855	586,133
Unity Software, Inc.*	10,163	271,352
Workday, Inc., Class A*	17,794	4,853,314
Zscaler, Inc.*	7,842	1,510,604

		428,142,871

Technology Hardware, Storage & Peripherals (9.6%)
Apple, Inc.	1,296,614	222,343,369
HP, Inc.	15,623	472,127
NetApp, Inc.	7,434	780,347
Pure Storage, Inc., Class A*	19,731	1,025,815

		224,621,658

Total Information Technology		1,025,289,260

Materials (0.7%)
Chemicals (0.6%)
Axalta Coating Systems Ltd.*	2,097	72,116
Ecolab, Inc.	17,136	3,956,702
FMC Corp.	1,648	104,978
Ginkgo Bioworks Holdings, Inc., Class A*	12,537	14,543
Linde plc	4,040	1,875,853
PPG Industries, Inc.	5,222	756,668
RPM International, Inc.	2,152	255,980
Scotts Miracle-Gro Co. (The)(x)	3,657	272,776
Sherwin-Williams Co. (The)	17,568	6,101,893

		13,411,509

Construction Materials (0.1%)
Eagle Materials, Inc.	2,013	547,033
Vulcan Materials Co.	2,583	704,952

		1,251,985

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	11,815	40,525
Avery Dennison Corp.	2,354	525,530
Graphic Packaging Holding Co.	14,431	421,097
Sealed Air Corp.	7,043	262,000

		1,249,152

Metals & Mining (0.0%)†
Southern Copper Corp.	7,556	804,865

Total Materials		16,717,511

Real Estate (0.8%)
Real Estate Management & Development (0.1%)
CoStar Group, Inc.*	15,407	1,488,316

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	5,147	331,467
Sun Communities, Inc. (REIT)(x)	2,374	305,249
UDR, Inc. (REIT)	1,628	60,903

		697,619

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	6,270	981,192

Specialized REITs (0.7%)
American Tower Corp. (REIT)	41,284	8,157,306
Crown Castle, Inc. (REIT)	4,066	430,305
Equinix, Inc. (REIT)	4,155	3,429,246
Iron Mountain, Inc. (REIT)	12,703	1,018,908
Lamar Advertising Co. (REIT), Class A	5,935	708,698
Public Storage (REIT)	8,070	2,340,784
SBA Communications Corp. (REIT)	961	208,249

		16,293,496

Total Real Estate		19,460,623

Utilities (0.1%)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	36,162	648,385
Vistra Corp.	9,367	652,411

Total Utilities		1,300,796

Total Common Stocks (99.7%) (Cost $543,648,380)		2,332,588,147

SHORT-TERM INVESTMENT:
Investment Company (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	718,979	718,979

Total Short-Term Investment (0.0%)† (Cost $718,979)		718,979

Total Investments in Securities (99.7%) (Cost $544,367,359)		2,333,307,126
Other Assets Less Liabilities (0.3%)		6,650,636

Net Assets (100%)		$2,339,957,762

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,414,400.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $911,398. This was collateralized by $221,242 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/2/24 - 2/15/54 and by cash of $718,979 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	30,638	1,068,963	—	(47,963)	10,760	132,790	1,164,550	6,740	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	29	6/2024	USD	7,697,325	126,186

					126,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$281,003,168	$—	$—	$281,003,168
Consumer Discretionary	348,962,189	—	—	348,962,189
Consumer Staples	94,591,386	—	—	94,591,386
Energy	11,190,268	—	—	11,190,268
Financials	149,563,031	—	—	149,563,031
Health Care	247,978,234	—	—	247,978,234
Industrials	136,531,681	—	—	136,531,681
Information Technology	1,025,289,260	—	—	1,025,289,260
Materials	16,717,511	—	—	16,717,511
Real Estate	19,460,623	—	—	19,460,623
Utilities	1,300,796	—	—	1,300,796
Future	126,186	—	—	126,186
Short-Term Investment
Investment Company	718,979	—	—	718,979

Total Assets	$2,333,433,312	$—	$—	$2,333,433,312

Total Liabilities	$—	$—	$—	$—

Total	$2,333,433,312	$—	$—	$2,333,433,312

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,804,058,640
Aggregate gross unrealized depreciation	(15,592,907)

Net unrealized appreciation	$1,788,465,733

Federal income tax cost of investments in securities and derivative instruments, if applicable	$544,967,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	8,257	$216,003

Entertainment (2.0%)
Live Nation Entertainment, Inc.*	2,388	252,579
Netflix, Inc.*	112,445	68,291,222
Playtika Holding Corp.	1,562	11,012
ROBLOX Corp., Class A*	33,026	1,260,933
Roku, Inc.*	1,195	77,878
Spotify Technology SA*	19,967	5,269,291
TKO Group Holdings, Inc., Class A	4,442	383,833
Walt Disney Co. (The)	121,133	14,821,834

		90,368,582

Interactive Media & Services (7.1%)
Alphabet, Inc., Class A*	546,161	82,432,080
Alphabet, Inc., Class C*	688,450	104,823,397
Match Group, Inc.*	17,014	617,268
Meta Platforms, Inc., Class A	290,608	141,113,433
Pinterest, Inc., Class A*	40,777	1,413,738
ZoomInfo Technologies, Inc., Class A*	10,466	167,770

		330,567,686

Media (0.1%)
Cable One, Inc.	32	13,540
Charter Communications, Inc., Class A*	7,076	2,056,498
Liberty Broadband Corp., Class A*	74	4,227
Liberty Broadband Corp., Class C*	1,885	107,878
Nexstar Media Group, Inc., Class A	713	122,843
Trade Desk, Inc. (The), Class A*	50,062	4,376,420

		6,681,406

Total Communication Services		427,833,677

Consumer Discretionary (12.3%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A(x)*	131,695	4,233,994

Automobiles (1.2%)
Tesla, Inc.*	317,610	55,832,662

Broadline Retail (4.8%)
Alibaba Group Holding Ltd. (ADR)	46,336	3,352,873
Amazon.com, Inc.*	1,171,876	211,382,993
Coupang, Inc., Class A*	77,359	1,376,216
eBay, Inc.	2,591	136,753
Etsy, Inc.*	4,875	335,010
MercadoLibre, Inc.*	3,557	5,378,042
Ollie’s Bargain Outlet Holdings, Inc.*	1,546	123,015

		222,084,902

Distributors (0.0%)†
Pool Corp.	2,705	1,091,468

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	557	63,141
Grand Canyon Education, Inc.*	659	89,762
H&R Block, Inc.	6,914	339,547
Service Corp. International	3,676	272,796

		765,246

Hotels, Restaurants & Leisure (2.9%)
Airbnb, Inc., Class A*	92,348	15,233,726
Booking Holdings, Inc.	4,312	15,643,419
Caesars Entertainment, Inc.*	5,840	255,442
Cava Group, Inc.(x)*	2,617	183,321
Chipotle Mexican Grill, Inc.*	4,060	11,801,486
Choice Hotels International, Inc.(x)	2,166	273,674
Churchill Downs, Inc.	4,902	606,622
Darden Restaurants, Inc.	3,988	666,594
Domino’s Pizza, Inc.	2,427	1,205,928
DoorDash, Inc., Class A*	44,477	6,125,372
DraftKings, Inc., Class A*	29,726	1,349,858
Expedia Group, Inc.*	6,856	944,414
Hilton Worldwide Holdings, Inc.	7,980	1,702,214
Las Vegas Sands Corp.	24,561	1,269,804
Marriott International, Inc., Class A	40,353	10,181,465
McDonald’s Corp.	50,485	14,234,246
Norwegian Cruise Line Holdings Ltd.*	7,963	166,666
Planet Fitness, Inc., Class A*	2,656	166,345
Royal Caribbean Cruises Ltd.*	4,882	678,647
Starbucks Corp.	292,453	26,727,280
Texas Roadhouse, Inc., Class A	4,647	717,822
Travel + Leisure Co.	2,628	128,667
Vail Resorts, Inc.	309	68,854
Wendy’s Co. (The)	11,319	213,250
Wingstop, Inc.	2,070	758,448
Wyndham Hotels & Resorts, Inc.	466	35,765
Wynn Resorts Ltd.	495	50,604
Yum China Holdings, Inc.	95,128	3,785,143
Yum! Brands, Inc.	132,106	18,316,497

		133,491,573

Household Durables (0.1%)
DR Horton, Inc.	39,245	6,457,765
NVR, Inc.*	15	121,499
Tempur Sealy International, Inc.	2,647	150,403
TopBuild Corp.*	161	70,957

		6,800,624

Leisure Products (0.2%)
Brunswick Corp.	443	42,758
Mattel, Inc.*	363,200	7,194,992
Peloton Interactive, Inc., Class A*	24,094	103,243
Polaris, Inc.	371	37,145
YETI Holdings, Inc.*	6,035	232,649

		7,610,787

Specialty Retail (2.1%)
AutoZone, Inc.*	2,251	7,094,364
Best Buy Co., Inc.	158,587	13,008,892
Burlington Stores, Inc.*	4,502	1,045,319
CarMax, Inc.*	692	60,280
Dick’s Sporting Goods, Inc.	48,808	10,974,967
Five Below, Inc.*	3,944	715,363
Floor & Decor Holdings, Inc., Class A*	7,210	934,560
Home Depot, Inc. (The)	70,495	27,041,882
Lowe’s Cos., Inc.	41,382	10,541,237
Murphy USA, Inc.	1,273	533,642
O’Reilly Automotive, Inc.*	3,532	3,987,204
RH*	208	72,438
Ross Stores, Inc.	21,727	3,188,655
TJX Cos., Inc. (The)	80,343	8,148,387
Tractor Supply Co.	7,612	1,992,213
Ulta Beauty, Inc.*	3,416	1,786,158
Valvoline, Inc.*	2,548	113,564
Victoria’s Secret & Co.(x)*	2,726	52,830
Wayfair, Inc., Class A(x)*	2,250	152,730
Williams-Sonoma, Inc.	14,429	4,581,640

		96,026,325

Textiles, Apparel & Luxury Goods (0.9%)
Birkenstock Holding plc(x)*	697	32,933
Crocs, Inc.*	4,070	585,266
Deckers Outdoor Corp.*	1,802	1,696,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Lululemon Athletica, Inc.*	28,434	$11,107,742
LVMH Moet Hennessy Louis Vuitton SE (ADR)	29,725	5,381,117
NIKE, Inc., Class B	145,308	13,656,046
Ralph Lauren Corp.	23,149	4,346,456
Skechers USA, Inc., Class A*	762	46,680
Tapestry, Inc.	1,181	56,074
Under Armour, Inc., Class A*	354,667	2,617,442

		39,525,907

Total Consumer Discretionary		567,463,488

Consumer Staples (3.3%)
Beverages (1.9%)
Boston Beer Co., Inc. (The), Class A*	12,836	3,907,535
Brown-Forman Corp., Class A	3,037	160,809
Brown-Forman Corp., Class B	10,304	531,893
Celsius Holdings, Inc.*	68,206	5,655,641
Coca-Cola Co. (The)	356,210	21,792,928
Constellation Brands, Inc., Class A	1,196	325,025
Diageo plc (ADR)(x)	32,590	4,847,437
Heineken NV (ADR)	149,250	7,213,252
Monster Beverage Corp.*	357,207	21,175,231
PepsiCo, Inc.	138,772	24,286,488

		89,896,239

Consumer Staples Distribution & Retail (0.8%)
Albertsons Cos., Inc., Class A	2,800	60,032
BJ’s Wholesale Club Holdings, Inc.*	3,040	229,976
Casey’s General Stores, Inc.	419	133,431
Costco Wholesale Corp.	31,228	22,878,570
Dollar General Corp.	15,434	2,408,630
Maplebear, Inc.(x)*	1,443	53,810
Performance Food Group Co.*	5,088	379,768
Sysco Corp.	35,085	2,848,200
Target Corp.	32,416	5,744,439

		34,736,856

Food Products (0.2%)
Freshpet, Inc.*	981	113,658
Hershey Co. (The)	7,836	1,524,102
Lamb Weston Holdings, Inc.	9,700	1,033,341
Mondelez International, Inc., Class A	124,925	8,744,750

		11,415,851

Household Products (0.4%)
Church & Dwight Co., Inc.	15,293	1,595,213
Clorox Co. (The)	8,605	1,317,512
Kimberly-Clark Corp.	22,338	2,889,420
Procter & Gamble Co. (The)	68,566	11,124,833

		16,926,978

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	5,214	803,738
Kenvue, Inc.	41,060	881,148

		1,684,886

Total Consumer Staples		154,660,810

Energy (0.5%)
Energy Equipment & Services (0.2%)
Halliburton Co.	12,311	485,300
Schlumberger NV	154,150	8,448,961

		8,934,261

Oil, Gas & Consumable Fuels (0.3%)
Antero Midstream Corp.	8,851	124,445
APA Corp.	18,689	642,528
Cheniere Energy, Inc.	21,233	3,424,458
ConocoPhillips	19,485	2,480,051
Hess Corp.	10,835	1,653,855
New Fortress Energy, Inc.(x)	4,165	127,407
ONEOK, Inc.	1,922	154,087
Ovintiv, Inc.	8,401	436,012
Targa Resources Corp.	15,692	1,757,347
Texas Pacific Land Corp.	1,281	741,071

		11,541,261

Total Energy		20,475,522

Financials (5.3%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	92	150,420
NU Holdings Ltd., Class A*	112,167	1,338,152

		1,488,572

Capital Markets (1.4%)
Ameriprise Financial, Inc.	7,058	3,094,510
Ares Management Corp., Class A	11,551	1,536,052
BlackRock, Inc.	5,810	4,843,797
Blackstone, Inc.	74,210	9,748,968
Blue Owl Capital, Inc., Class A(x)	5,204	98,147
Charles Schwab Corp. (The)	171,175	12,382,799
FactSet Research Systems, Inc.	16,853	7,657,835
Houlihan Lokey, Inc., Class A	317	40,636
KKR & Co., Inc.	35,582	3,578,838
LPL Financial Holdings, Inc.	5,372	1,419,282
MarketAxess Holdings, Inc.	2,567	562,815
Moody’s Corp.	10,199	4,008,513
Morningstar, Inc.	1,757	541,806
MSCI, Inc.	14,356	8,045,820
S&P Global, Inc.	1,832	779,424
SEI Investments Co.	88,091	6,333,743
TPG, Inc., Class A	1,454	64,994
Tradeweb Markets, Inc., Class A	2,763	287,822
XP, Inc., Class A	2,155	55,297

		65,081,098

Consumer Finance (0.1%)
American Express Co.	13,411	3,053,550
SLM Corp.	5,563	121,218

		3,174,768

Financial Services (3.4%)
Apollo Global Management, Inc.	36,753	4,132,875
Block, Inc., Class A*	96,760	8,183,961
Corpay, Inc.*	4,604	1,420,518
Equitable Holdings, Inc.‡	24,213	920,336
Euronet Worldwide, Inc.*	1,507	165,664
Fiserv, Inc.*	11,471	1,833,295
Jack Henry & Associates, Inc.	1,597	277,447
Mastercard, Inc., Class A	105,102	50,613,970
PayPal Holdings, Inc.*	341,542	22,879,899
Rocket Cos., Inc., Class A(x)*	2,688	39,110
Shift4 Payments, Inc., Class A(x)*	3,692	243,930
Toast, Inc., Class A*	26,291	655,172
UWM Holdings Corp., Class A(x)	2,718	19,733
Visa, Inc., Class A	235,546	65,736,178
Western Union Co. (The)	3,872	54,131
WEX, Inc.*	1,341	318,528

		157,494,747

Insurance (0.4%)
Arch Capital Group Ltd.*	3,558	328,902
Arthur J Gallagher & Co.	772	193,031
Brown & Brown, Inc.	6,345	555,441
Everest Group Ltd.	447	177,682
Kinsale Capital Group, Inc.	1,529	802,327
Lincoln National Corp.	1,228	39,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	27,943	$5,755,699
Primerica, Inc.	1,530	387,029
Progressive Corp. (The)	30,852	6,380,811
RenaissanceRe Holdings Ltd.	1,017	239,026
RLI Corp.	695	103,187
Ryan Specialty Holdings, Inc., Class A	6,460	358,530
Willis Towers Watson plc	902	248,050

		15,568,925

Total Financials		242,808,110

Health Care (7.5%)
Biotechnology (1.6%)
AbbVie, Inc.	124,381	22,649,780
Alnylam Pharmaceuticals, Inc.*	58,158	8,691,713
Amgen, Inc.	25,603	7,279,445
Apellis Pharmaceuticals, Inc.*	7,105	417,632
BioMarin Pharmaceutical, Inc.*	1,726	150,749
CRISPR Therapeutics AG(x)*	57,759	3,936,853
Exact Sciences Corp.*	28,075	1,938,859
Exelixis, Inc.*	15,314	363,401
Incyte Corp.*	9,514	542,013
Ionis Pharmaceuticals, Inc.*	8,894	385,555
Natera, Inc.*	7,296	667,292
Neurocrine Biosciences, Inc.*	6,906	952,476
Regeneron Pharmaceuticals, Inc.*	21,297	20,498,150
Roivant Sciences Ltd.*	24,846	261,877
Sarepta Therapeutics, Inc.*	6,391	827,379
Ultragenyx Pharmaceutical, Inc.*	5,287	246,850
Vertex Pharmaceuticals, Inc.*	16,614	6,944,818

		76,754,842

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	84,694	9,626,320
Align Technology, Inc.*	15,280	5,010,618
Dexcom, Inc.*	27,247	3,779,159
Edwards Lifesciences Corp.*	60,070	5,740,289
GE HealthCare Technologies, Inc.	2,318	210,729
Globus Medical, Inc., Class A*	2,572	137,962
IDEXX Laboratories, Inc.*	5,801	3,132,134
Inspire Medical Systems, Inc.*	1,997	428,936
Insulet Corp.*	4,855	832,147
Intuitive Surgical, Inc.*	47,813	19,081,690
Masimo Corp.*	2,994	439,669
Novocure Ltd.*	8,132	127,103
Penumbra, Inc.*	2,603	580,938
ResMed, Inc.	10,188	2,017,530
Shockwave Medical, Inc.*	2,531	824,169
Stryker Corp.	6,351	2,272,832
Tandem Diabetes Care, Inc.*	680	24,079

		54,266,304

Health Care Providers & Services (1.1%)
agilon health, Inc.(x)*	19,254	117,449
Cardinal Health, Inc.	8,898	995,686
Cencora, Inc.	11,844	2,877,974
Chemed Corp.	764	490,434
Cigna Group (The)	1,472	534,616
DaVita, Inc.*	3,719	513,408
Elevance Health, Inc.	2,251	1,167,233
Encompass Health Corp.	507	41,868
HCA Healthcare, Inc.	3,935	1,312,441
Humana, Inc.	3,734	1,294,652
McKesson Corp.	14,022	7,527,711
Molina Healthcare, Inc.*	2,171	891,912
UnitedHealth Group, Inc.	67,078	33,183,487

		50,948,871

Health Care Technology (0.4%)
Certara, Inc.*	3,303	59,058
Doximity, Inc., Class A*	219,095	5,895,846
Veeva Systems, Inc., Class A*	48,658	11,273,572

		17,228,476

Life Sciences Tools & Services (0.8%)
10X Genomics, Inc., Class A*	6,478	243,119
Agilent Technologies, Inc.	16,734	2,434,964
Bio-Techne Corp.	10,583	744,937
Bruker Corp.	7,051	662,371
ICON plc*	811	272,455
Illumina, Inc.*	41,405	5,685,735
IQVIA Holdings, Inc.*	11,882	3,004,839
Maravai LifeSciences Holdings, Inc., Class A*	4,492	38,946
Medpace Holdings, Inc.*	1,610	650,681
Mettler-Toledo International, Inc.*	1,507	2,006,254
Repligen Corp.*	1,698	312,296
Sotera Health Co.*	5,273	63,329
Thermo Fisher Scientific, Inc.	33,581	19,517,613
Waters Corp.*	4,185	1,440,603
West Pharmaceutical Services, Inc.	5,176	2,048,195

		39,126,337

Pharmaceuticals (2.4%)
Eli Lilly and Co.	94,617	73,608,241
Jazz Pharmaceuticals plc*	2,219	267,212
Merck & Co., Inc.	32,942	4,346,697
Novartis AG (ADR)	35,743	3,457,421
Novo Nordisk A/S (ADR)	110,660	14,208,744
Roche Holding AG (ADR)(x)	108,040	3,448,637
Zoetis, Inc.	68,606	11,608,821

		110,945,773

Total Health Care		349,270,603

Industrials (3.8%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	4,994	1,562,523
Boeing Co. (The)*	114,432	22,084,232
BWX Technologies, Inc.	1,220	125,196
HEICO Corp.	2,892	552,372
HEICO Corp., Class A	5,250	808,185
Lockheed Martin Corp.	15,208	6,917,663
Northrop Grumman Corp.	567	271,400
Spirit AeroSystems Holdings, Inc., Class A*	841	30,335
TransDigm Group, Inc.	6,014	7,406,842

		39,758,748

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	6,169	469,708
Expeditors International of Washington, Inc.	46,039	5,596,961
United Parcel Service, Inc., Class B	14,114	2,097,764

		8,164,433

Building Products (0.2%)
A.O. Smith Corp.	1,026	91,786
Advanced Drainage Systems, Inc.	4,655	801,777
Allegion plc	5,760	775,929
Armstrong World Industries, Inc.	1,022	126,953
Trane Technologies plc	21,849	6,559,070
Trex Co., Inc.*	7,677	765,781

		9,121,296

Commercial Services & Supplies (0.3%)
Cintas Corp.	5,433	3,732,634
Copart, Inc.*	60,444	3,500,917
MSA Safety, Inc.	487	94,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
RB Global, Inc.	9,800	$746,466
Rollins, Inc.	17,635	815,971
Tetra Tech, Inc.	750	138,533
Waste Management, Inc.	25,766	5,492,023

		14,520,822

Construction & Engineering (0.1%)
EMCOR Group, Inc.	1,111	389,072
Quanta Services, Inc.	13,027	3,384,415
Valmont Industries, Inc.	105	23,969
WillScot Mobile Mini Holdings Corp.*	3,161	146,987

		3,944,443

Electrical Equipment (0.3%)
ChargePoint Holdings, Inc.(x)*	21,132	40,151
Eaton Corp. plc	27,447	8,582,128
Hubbell, Inc., Class B	1,705	707,660
Rockwell Automation, Inc.	8,085	2,355,403
Vertiv Holdings Co., Class A	1,844	150,599

		11,835,941

Ground Transportation (0.6%)
Avis Budget Group, Inc.	549	67,230
CSX Corp.	15,536	575,919
JB Hunt Transport Services, Inc.	1,095	218,179
Landstar System, Inc.	2,033	391,881
Lyft, Inc., Class A*	25,375	491,006
Old Dominion Freight Line, Inc.	12,938	2,837,433
Saia, Inc.*	228	133,380
Uber Technologies, Inc.*	272,328	20,966,533
U-Haul Holding Co. (Nasdaq Stock Exchange)*	41	2,769
U-Haul Holding Co. (New York Stock Exchange)	2,423	161,566
Union Pacific Corp.	18,388	4,522,161

		30,368,057

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	6,143	1,260,851

Machinery (0.6%)
Allison Transmission Holdings, Inc.	689	55,919
Caterpillar, Inc.	26,972	9,883,350
Deere & Co.	27,077	11,121,607
Donaldson Co., Inc.	3,380	252,418
Graco, Inc.	4,919	459,730
IDEX Corp.	479	116,886
Illinois Tool Works, Inc.	17,194	4,613,666
Lincoln Electric Holdings, Inc.	3,729	952,536
Otis Worldwide Corp.	1,530	151,883
Toro Co. (The)	7,429	680,719
Xylem, Inc.	1,895	244,910

		28,533,624

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	16,419	252,032
Delta Air Lines, Inc.	2,559	122,499

		374,531

Professional Services (0.4%)
Automatic Data Processing, Inc.	25,010	6,245,997
Booz Allen Hamilton Holding Corp.	9,085	1,348,577
Broadridge Financial Solutions, Inc.	6,822	1,397,555
Dayforce, Inc.*	992	65,680
Equifax, Inc.	5,890	1,575,693
FTI Consulting, Inc.*	481	101,149
Genpact Ltd.	3,489	114,963
KBR, Inc.	3,169	201,738
Paychex, Inc.	22,701	2,787,683
Paycom Software, Inc.	15,268	3,038,485
Paycor HCM, Inc.*	1,978	38,452
Paylocity Holding Corp.*	2,859	491,348
Verisk Analytics, Inc.	10,046	2,368,144

		19,775,464

Trading Companies & Distributors (0.2%)
Fastenal Co.	30,084	2,320,680
Ferguson plc	871	190,253
SiteOne Landscape Supply, Inc.*	891	155,524
United Rentals, Inc.	970	699,477
Watsco, Inc.	563	243,199
WW Grainger, Inc.	6,388	6,498,512

		10,107,645

Total Industrials		177,765,855

Information Technology (26.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	30,993	8,987,350
Motorola Solutions, Inc.	10,710	3,801,836
Ubiquiti, Inc.	149	17,262

		12,806,448

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	55,598	6,413,229
CDW Corp.	8,954	2,290,254
Jabil, Inc.	22,768	3,049,774
Keysight Technologies, Inc.*	3,049	476,803
Vontier Corp.	4,111	186,475
Zebra Technologies Corp., Class A*	591	178,151

		12,594,686

IT Services (1.2%)
Accenture plc, Class A	65,815	22,812,137
Cloudflare, Inc., Class A*	20,760	2,010,191
Cognizant Technology Solutions Corp., Class A	16,576	1,214,855
EPAM Systems, Inc.*	3,854	1,064,321
Gartner, Inc.*	15,038	7,168,163
Globant SA*	2,946	594,797
GoDaddy, Inc., Class A*	6,010	713,267
MongoDB, Inc.*	8,620	3,091,477
Okta, Inc.*	751	78,570
Shopify, Inc., Class A*	169,794	13,103,003
Snowflake, Inc., Class A*	22,151	3,579,601
Twilio, Inc., Class A*	2,184	133,552
VeriSign, Inc.*	375	71,066

		55,635,000

Semiconductors & Semiconductor Equipment (8.3%)
Advanced Micro Devices, Inc.*	123,669	22,321,018
Allegro MicroSystems, Inc.*	4,547	122,587
Applied Materials, Inc.	49,764	10,262,830
ARM Holdings plc (ADR)(x)*	91,784	11,472,082
ASML Holding NV (Registered) (ADR)	1,815	1,761,403
Broadcom, Inc.	40,523	53,709,589
Enphase Energy, Inc.*	9,359	1,132,252
Entegris, Inc.	607	85,308
KLA Corp.	9,530	6,657,372
Lam Research Corp.	14,416	14,006,153
Lattice Semiconductor Corp.*	9,828	768,844
Microchip Technology, Inc.	26,684	2,393,822
Monolithic Power Systems, Inc.	3,227	2,186,034
NVIDIA Corp.	249,377	225,327,082
QUALCOMM, Inc.	122,506	20,740,266
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	29,446	4,006,128
Teradyne, Inc.	9,078	1,024,271
Texas Instruments, Inc.	26,104	4,547,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Display Corp.	1,460	$245,937

		382,770,556

Software (12.4%)
Adobe, Inc.*	51,979	26,228,603
ANSYS, Inc.*	5,008	1,738,577
AppLovin Corp., Class A*	3,786	262,067
Atlassian Corp., Class A*	10,912	2,129,040
Autodesk, Inc.*	94,699	24,661,514
Bentley Systems, Inc., Class B	12,549	655,309
Cadence Design Systems, Inc.*	19,050	5,929,884
Confluent, Inc., Class A*	12,951	395,265
Crowdstrike Holdings, Inc., Class A*	15,037	4,820,712
Datadog, Inc., Class A*	19,521	2,412,796
DocuSign, Inc.*	14,395	857,222
DoubleVerify Holdings, Inc.*	10,061	353,745
Dropbox, Inc., Class A*	16,550	402,165
Dynatrace, Inc.*	18,182	844,372
Elastic NV*	5,623	563,650
Fair Isaac Corp.*	1,704	2,129,335
Five9, Inc.*	5,310	329,804
Fortinet, Inc.*	45,321	3,095,877
Gen Digital, Inc.	6,756	151,334
Gitlab, Inc., Class A*	6,131	357,560
HashiCorp, Inc., Class A*	4,964	133,780
HubSpot, Inc.*	7,635	4,783,786
Informatica, Inc., Class A*	540	18,900
Intuit, Inc.	26,704	17,357,600
Manhattan Associates, Inc.*	4,349	1,088,250
Microsoft Corp.	757,931	318,876,730
nCino, Inc.*	19	710
Nutanix, Inc., Class A*	4,363	269,284
Oracle Corp.	271,511	34,104,497
Palantir Technologies, Inc., Class A*	136,166	3,133,180
Palo Alto Networks, Inc.*	29,568	8,401,156
Pegasystems, Inc.	2,870	185,517
Procore Technologies, Inc.*	5,524	453,907
PTC, Inc.*	4,244	801,861
RingCentral, Inc., Class A*	5,759	200,068
Salesforce, Inc.	151,092	45,505,889
SentinelOne, Inc., Class A*	1,971	45,944
ServiceNow, Inc.*	34,560	26,348,544
Smartsheet, Inc., Class A*	9,167	352,929
Synopsys, Inc.*	21,098	12,057,507
Teradata Corp.*	7,249	280,319
Tyler Technologies, Inc.*	2,211	939,697
UiPath, Inc., Class A*	20,631	467,705
Unity Software, Inc.*	7,757	207,112
Workday, Inc., Class A*	75,839	20,685,087
Zscaler, Inc.*	6,264	1,206,634

		576,225,424

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	1,128,077	193,442,644
HP, Inc.	12,594	380,591
NetApp, Inc.	5,818	610,715
Pure Storage, Inc., Class A*	15,633	812,760

		195,246,710

Total Information Technology		1,235,278,824

Materials (0.3%)
Chemicals (0.2%)
Axalta Coating Systems Ltd.*	1,850	63,622
Ecolab, Inc.	13,619	3,144,627
FMC Corp.	1,455	92,683
Ginkgo Bioworks Holdings, Inc., Class A(x)*	14,328	16,620
Linde plc	3,240	1,504,397
PPG Industries, Inc.	4,105	594,815
RPM International, Inc.	1,587	188,774
Scotts Miracle-Gro Co. (The)(x)	3,227	240,702
Sherwin-Williams Co. (The)	13,962	4,849,421

		10,695,661

Construction Materials (0.0%)†
Eagle Materials, Inc.	1,640	445,670
Vulcan Materials Co.	1,986	542,019

		987,689

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	4,940	16,944
Avery Dennison Corp.	1,895	423,059
Graphic Packaging Holding Co.	11,251	328,304
Sealed Air Corp.	5,211	193,849

		962,156

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	21,956	1,032,371
Southern Copper Corp.(x)	5,829	620,905

		1,653,276

Total Materials		14,298,782

Real Estate (0.3%)
Real Estate Management & Development (0.0%)†
CoStar Group, Inc.*	12,334	1,191,464

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	4,050	260,820
Sun Communities, Inc. (REIT)	1,812	232,987
UDR, Inc. (REIT)	1,437	53,758

		547,565

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	4,979	779,164

Specialized REITs (0.3%)
American Tower Corp. (REIT)	32,812	6,483,323
Crown Castle, Inc. (REIT)	3,252	344,159
Equinix, Inc. (REIT)	3,303	2,726,065
Iron Mountain, Inc. (REIT)	10,137	813,089
Lamar Advertising Co. (REIT), Class A	4,574	546,181
Public Storage (REIT)	6,382	1,851,163
SBA Communications Corp. (REIT)	848	183,762

		12,947,742

Total Real Estate		15,465,935

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	29,966	537,290
Vistra Corp.	6,993	487,063

Total Utilities		1,024,353

Total Common Stocks (69.2%) (Cost $1,145,526,179)		3,206,345,959

EXCHANGE TRADED FUNDS (ETF):
Equity (20.2%)
iShares Core S&P 500 ETF	2,079	1,092,993
iShares Morningstar Growth ETF‡	2,799,325	211,293,051
iShares Morningstar U.S. Equity ETF	15,692	1,137,199
iShares Morningstar Value ETF	73,436	5,644,291
iShares Russell 1000 ETF	3,225	928,897
iShares Russell 1000 Growth ETF(x)	209,073	70,468,055
iShares S&P 500 Growth ETF(x)	552,400	46,644,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SPDR Portfolio S&P 500 Growth ETF	2,230,700	$163,175,705
SPDR Portfolio S&P 500 Value ETF	294,700	14,764,470
Vanguard Growth ETF	411,822	141,749,132
Vanguard Large-Cap ETF(x)	600	143,856
Vanguard Russell 1000 Growth ETF(x)	2,799,800	242,658,666
Vanguard Russell 1000 Value(x)	270,100	21,240,664
Vanguard Value ETF(x)	106,300	17,312,018

Total Exchange Traded Funds (20.2%) (Cost $488,275,394)		938,253,653

SHORT-TERM INVESTMENTS:
Investment Companies (6.0%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	6,000,000	6,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	6,000,000	6,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	6,000,000	6,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 5.21% (7 day yield) (xx)	3,010,185	3,010,185
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	16,076,096	16,076,096
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	226,579,460	226,670,091
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		278,756,372

Total Short-Term Investments (6.0%) (Cost $278,743,362)		278,756,372

Total Investments in Securities (95.4%) (Cost $1,912,544,935)		4,423,355,984
Other Assets Less Liabilities (4.6%)		212,068,626

Net Assets (100%)		$4,635,424,610

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $56,471,220. This was collateralized by $6,240,258 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/18/24 - 2/15/54 and by cash of $52,086,281 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	24,213	842,756	—	(35,756)	7,902	105,434	920,336	5,327	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	2,799,325	214,523,138	—	(26,797,883)	5,141,232	18,426,564	211,293,051	271,249	—

Total		215,365,894	—	(26,833,639)	5,149,134	18,531,998	212,213,387	276,576	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	636	6/2024	USD	235,002,000	63,782
S&P 500 E-Mini Index	821	6/2024	USD	217,913,925	4,722,360

					4,786,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$427,833,677	$—	$—	$427,833,677
Consumer Discretionary	567,463,488	—	—	567,463,488
Consumer Staples	154,660,810	—	—	154,660,810
Energy	20,475,522	—	—	20,475,522
Financials	242,808,110	—	—	242,808,110
Health Care	349,270,603	—	—	349,270,603
Industrials	177,765,855	—	—	177,765,855
Information Technology	1,235,278,824	—	—	1,235,278,824
Materials	14,298,782	—	—	14,298,782
Real Estate	15,465,935	—	—	15,465,935
Utilities	1,024,353	—	—	1,024,353
Exchange Traded Funds	938,253,653	—	—	938,253,653
Futures	4,786,142	—	—	4,786,142
Short-Term Investments
Investment Companies	278,756,372	—	—	278,756,372

Total Assets	$4,428,142,126	$—	$—	$4,428,142,126

Total Liabilities	$—	$—	$—	$—

Total	$4,428,142,126	$—	$—	$4,428,142,126

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,513,316,432
Aggregate gross unrealized depreciation	(36,450,821)

Net unrealized appreciation	$2,476,865,611

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,951,276,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	279,038	$4,911,069
Frontier Communications Parent, Inc.*	9,531	233,510
Iridium Communications, Inc.	306	8,005
Verizon Communications, Inc.	164,022	6,882,363

		12,034,947

Entertainment (1.6%)
AMC Entertainment Holdings, Inc., Class A(x)*	7,718	28,711
Electronic Arts, Inc.	10,543	1,398,740
Liberty Media Corp.-Liberty Formula One, Class A*	926	54,393
Liberty Media Corp.-Liberty Formula One, Class C*	7,552	495,411
Liberty Media Corp.-Liberty Live, Class A*	762	32,270
Liberty Media Corp.-Liberty Live, Class C*	1,818	79,665
Live Nation Entertainment, Inc.*	4,717	498,917
Madison Square Garden Sports Corp.*	724	133,592
Playtika Holding Corp.	138	973
Roku, Inc.*	4,203	273,910
Take-Two Interactive Software, Inc.*	6,423	953,751
Walt Disney Co. (The)	71,274	8,721,087
Warner Bros Discovery, Inc.*	85,827	749,270

		13,420,690

Interactive Media & Services (0.0%)†
IAC, Inc.*	2,884	153,832
Match Group, Inc.*	1,075	39,001
TripAdvisor, Inc.*	4,186	116,329
ZoomInfo Technologies, Inc., Class A*	5,658	90,698

		399,860

Media (1.2%)
Cable One, Inc.	201	85,049
Comcast Corp., Class A	155,600	6,745,260
Fox Corp., Class A	9,600	300,192
Fox Corp., Class B	5,230	149,683
Interpublic Group of Cos., Inc. (The)	15,013	489,874
Liberty Broadband Corp., Class A*	509	29,074
Liberty Broadband Corp., Class C*	3,596	205,799
Liberty Media Corp.-Liberty SiriusXM*	5,979	177,636
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,891	85,863
New York Times Co. (The), Class A	6,287	271,724
News Corp., Class A	14,824	388,092
News Corp., Class B	4,533	122,663
Nexstar Media Group, Inc., Class A	854	147,136
Omnicom Group, Inc.	7,684	743,504
Paramount Global, Class A	357	7,793
Paramount Global, Class B	22,461	264,366
Sirius XM Holdings, Inc.	25,081	97,314

		10,311,022

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.	20,402	3,330,015

Total Communication Services		39,496,534

Consumer Discretionary (5.0%)
Automobile Components (0.2%)
Aptiv plc*	10,543	839,750
BorgWarner, Inc.	9,082	315,509
Gentex Corp.	9,123	329,523
Lear Corp.	2,256	326,849
Phinia, Inc.	1,816	69,789
QuantumScape Corp., Class A*	13,169	82,833

		1,964,253

Automobiles (0.6%)
Ford Motor Co.	152,901	2,030,525
General Motors Co.	44,970	2,039,390
Harley-Davidson, Inc.	5,008	219,050
Lucid Group, Inc.(x)*	29,005	82,664
Rivian Automotive, Inc., Class A*	25,819	282,718
Thor Industries, Inc.	1,994	233,976

		4,888,323

Broadline Retail (0.2%)
eBay, Inc.	19,527	1,030,635
Etsy, Inc.*	2,098	144,175
Kohl’s Corp.	4,302	125,403
Macy’s, Inc.	10,533	210,555
Nordstrom, Inc.	4,442	90,039
Ollie’s Bargain Outlet Holdings, Inc.*	1,629	129,620

		1,730,427

Distributors (0.2%)
Genuine Parts Co.	5,463	846,383
LKQ Corp.	10,374	554,075

		1,400,458

Diversified Consumer Services (0.1%)
ADT, Inc.	8,182	54,983
Bright Horizons Family Solutions, Inc.*	1,958	221,959
Grand Canyon Education, Inc.*	835	113,735
H&R Block, Inc.	1,998	98,122
Mister Car Wash, Inc.*	2,956	22,909
Service Corp. International	3,636	269,828

		781,536

Hotels, Restaurants & Leisure (1.3%)
Aramark	9,118	296,517
Boyd Gaming Corp.	2,808	189,035
Caesars Entertainment, Inc.*	4,733	207,021
Carnival Corp.*	38,708	632,489
Cava Group, Inc.(x)*	142	9,947
Darden Restaurants, Inc.	2,506	418,878
DoorDash, Inc., Class A*	2,586	356,144
Expedia Group, Inc.*	1,435	197,671
Hilton Worldwide Holdings, Inc.	5,260	1,122,011
Hyatt Hotels Corp., Class A	1,714	273,589
Las Vegas Sands Corp.	976	50,459
Marriott Vacations Worldwide Corp.	1,399	150,714
McDonald’s Corp.	16,685	4,704,336
MGM Resorts International*	10,990	518,838
Norwegian Cruise Line Holdings Ltd.*	12,492	261,458
Penn Entertainment, Inc.*	5,825	106,073
Planet Fitness, Inc., Class A*	1,736	108,726
Royal Caribbean Cruises Ltd.*	6,372	885,772
Travel + Leisure Co.	1,500	73,440
Vail Resorts, Inc.	1,325	295,250
Wyndham Hotels & Resorts, Inc.	2,938	225,491
Wynn Resorts Ltd.	3,798	388,269
Yum! Brands, Inc.	1,333	184,820

		11,656,948

Household Durables (1.0%)
DR Horton, Inc.	12,122	1,994,675
Garmin Ltd.	5,984	890,838
Leggett & Platt, Inc.	5,157	98,757
Lennar Corp., Class A	9,550	1,642,409
Lennar Corp., Class B	513	79,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Mohawk Industries, Inc.*	2,059	$269,502
Newell Brands, Inc.	14,809	118,916
NVR, Inc.*	105	850,496
PulteGroup, Inc.	8,343	1,006,333
Tempur Sealy International, Inc.	5,177	294,157
Toll Brothers, Inc.	4,173	539,861
TopBuild Corp.*	1,153	508,162
Whirlpool Corp.	2,083	249,189

		8,542,389

Leisure Products (0.1%)
Brunswick Corp.	2,489	240,238
Hasbro, Inc.	5,087	287,517
Mattel, Inc.*	13,704	271,476
Polaris, Inc.	1,914	191,630

		990,861

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	2,311	196,643
AutoNation, Inc.*	1,106	183,132
AutoZone, Inc.*	113	356,136
Bath & Body Works, Inc.	8,921	446,228
Best Buy Co., Inc.	6,548	537,132
CarMax, Inc.*	5,806	505,761
Dick’s Sporting Goods, Inc.	2,167	487,272
GameStop Corp., Class A*	10,427	130,546
Gap, Inc. (The)	7,566	208,443
Lithia Motors, Inc., Class A	1,054	317,106
Lowe’s Cos., Inc.	6,010	1,530,927
Murphy USA, Inc.	40	16,768
O’Reilly Automotive, Inc.*	350	395,108
Penske Automotive Group, Inc.	761	123,274
Petco Health & Wellness Co., Inc., Class A*	3,191	7,276
RH*	506	176,220
Ross Stores, Inc.	877	128,709
Valvoline, Inc.*	3,977	177,255
Victoria’s Secret & Co.*	1,661	32,190
Wayfair, Inc., Class A(x)*	2,082	141,326
Williams-Sonoma, Inc.	2,162	686,500

		6,783,952

Textiles, Apparel & Luxury Goods (0.5%)
Birkenstock Holding plc(x)*	827	39,076
Capri Holdings Ltd.*	4,400	199,320
Carter’s, Inc.	1,399	118,467
Columbia Sportswear Co.	1,374	111,541
NIKE, Inc., Class B	21,644	2,034,103
PVH Corp.	2,339	328,887
Ralph Lauren Corp.	1,555	291,967
Skechers USA, Inc., Class A*	4,817	295,090
Tapestry, Inc.	8,348	396,363
Under Armour, Inc., Class A*	7,338	54,154
Under Armour, Inc., Class C*	7,869	56,185
VF Corp.	13,610	208,777

		4,133,930

Total Consumer Discretionary		42,873,077

Consumer Staples (7.6%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	28	8,524
Brown-Forman Corp., Class A	392	20,756
Brown-Forman Corp., Class B	1,475	76,140
Coca-Cola Co. (The)	76,507	4,680,698
Constellation Brands, Inc., Class A	5,647	1,534,629
Keurig Dr Pepper, Inc.	37,133	1,138,869
Molson Coors Beverage Co., Class B	6,806	457,703
PepsiCo, Inc.	16,592	2,903,766

		10,821,085

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	14,824	317,827
BJ’s Wholesale Club Holdings, Inc.*	3,387	256,227
Casey’s General Stores, Inc.	1,241	395,196
Dollar Tree, Inc.*	8,124	1,081,711
Grocery Outlet Holding Corp.*	3,695	106,342
Kroger Co. (The)	25,419	1,452,187
Maplebear, Inc.(x)*	250	9,322
Performance Food Group Co.*	3,162	236,012
US Foods Holding Corp.*	8,822	476,123
Walgreens Boots Alliance, Inc.	27,903	605,216
Walmart, Inc.	166,899	10,042,313

		14,978,476

Food Products (1.6%)
Archer-Daniels-Midland Co.	20,801	1,306,511
Bunge Global SA	5,635	577,700
Campbell Soup Co.	7,448	331,064
Conagra Brands, Inc.	18,307	542,619
Darling Ingredients, Inc.*	6,170	286,967
Flowers Foods, Inc.	7,315	173,731
Freshpet, Inc.*	1,222	141,581
General Mills, Inc.	22,651	1,584,890
Hershey Co. (The)	1,507	293,112
Hormel Foods Corp.	11,272	393,280
Ingredion, Inc.	2,568	300,071
J M Smucker Co. (The)	3,999	503,354
Kellanova	10,120	579,775
Kraft Heinz Co. (The)	31,295	1,154,786
Lamb Weston Holdings, Inc.	317	33,770
McCormick & Co., Inc. (Non- Voting)	9,788	751,816
Mondelez International, Inc., Class A	53,000	3,710,000
Pilgrim’s Pride Corp.*	1,599	54,878
Post Holdings, Inc.*	2,000	212,560
Seaboard Corp.	8	25,791
Tyson Foods, Inc., Class A	10,821	635,517
WK Kellogg Co.	2,530	47,564

		13,641,337

Household Products (1.8%)
Church & Dwight Co., Inc.	990	103,267
Colgate-Palmolive Co.	31,983	2,880,069
Kimberly-Clark Corp.	774	100,117
Procter & Gamble Co. (The)	74,509	12,089,085
Reynolds Consumer Products, Inc.	2,114	60,376
Spectrum Brands Holdings, Inc.	1,360	121,054

		15,353,968

Personal Care Products (0.2%)
Coty, Inc., Class A*	14,658	175,310
Estee Lauder Cos., Inc. (The), Class A	6,136	945,865
Kenvue, Inc.	44,679	958,811
Olaplex Holdings, Inc.*	5,072	9,738

		2,089,724

Tobacco (1.0%)
Altria Group, Inc.	69,613	3,036,519
Philip Morris International, Inc.	60,486	5,541,727

		8,578,246

Total Consumer Staples		65,462,836

Energy (8.0%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	39,463	1,322,011
Halliburton Co.	27,962	1,102,262
NOV, Inc.	15,273	298,129
Schlumberger NV	55,524	3,043,270
TechnipFMC plc	16,855	423,229

		6,188,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (7.3%)
Antero Midstream Corp.	8,790	$123,587
Antero Resources Corp.*	11,009	319,261
APA Corp.	1,361	46,791
Chesapeake Energy Corp.	4,876	433,135
Chevron Corp.	67,065	10,578,833
ConocoPhillips	46,697	5,943,594
Coterra Energy, Inc.	29,075	810,611
Devon Energy Corp.	24,968	1,252,894
Diamondback Energy, Inc.	6,948	1,376,885
DT Midstream, Inc.	3,777	230,775
EOG Resources, Inc.	22,903	2,927,920
EQT Corp.	14,039	520,426
Exxon Mobil Corp.	157,781	18,340,463
Hess Corp.	4,785	730,382
HF Sinclair Corp.	5,635	340,185
Kinder Morgan, Inc.	76,408	1,401,323
Marathon Oil Corp.	23,537	667,039
Marathon Petroleum Corp.	14,787	2,979,580
Occidental Petroleum Corp.	26,773	1,739,977
ONEOK, Inc.	21,116	1,692,870
Ovintiv, Inc.	5,567	288,927
Phillips 66	17,345	2,833,132
Pioneer Natural Resources Co.	9,069	2,380,613
Range Resources Corp.	9,114	313,795
Southwestern Energy Co.*	42,710	323,742
Valero Energy Corp.	13,226	2,257,546
Williams Cos., Inc. (The)	47,446	1,848,971

		62,703,257

Total Energy		68,892,158

Financials (22.6%)
Banks (7.4%)
Bank of America Corp.	268,582	10,184,629
Bank OZK	4,146	188,477
BOK Financial Corp.	1,103	101,476
Citigroup, Inc.	74,534	4,713,530
Citizens Financial Group, Inc.	18,115	657,393
Columbia Banking System, Inc.	8,094	156,619
Comerica, Inc.	5,123	281,714
Commerce Bancshares, Inc.	4,671	248,497
Cullen/Frost Bankers, Inc.	2,304	259,361
East West Bancorp, Inc.	5,468	432,574
Fifth Third Bancorp	26,438	983,758
First Citizens BancShares, Inc., Class A	377	616,395
First Hawaiian, Inc.	4,951	108,724
First Horizon Corp.	21,642	333,287
FNB Corp.	13,918	196,244
Huntington Bancshares, Inc.	56,018	781,451
JPMorgan Chase & Co.	112,509	22,535,553
KeyCorp	36,280	573,587
M&T Bank Corp.	6,442	936,924
New York Community Bancorp, Inc.	27,725	89,275
NU Holdings Ltd., Class A*	28,681	342,164
Pinnacle Financial Partners, Inc.	2,929	251,543
PNC Financial Services Group, Inc. (The)	15,519	2,507,870
Popular, Inc.	2,739	241,279
Prosperity Bancshares, Inc.	3,391	223,060
Regions Financial Corp.	36,402	765,898
Synovus Financial Corp.	5,629	225,498
TFS Financial Corp.	1,949	24,479
Truist Financial Corp.	51,680	2,014,486
US Bancorp	60,700	2,713,290
Webster Financial Corp.	6,655	337,874
Wells Fargo & Co.	143,042	8,290,714
Western Alliance Bancorp	4,209	270,176
Wintrust Financial Corp.	2,368	247,196
Zions Bancorp NA	5,664	245,818

		63,080,813

Capital Markets (5.4%)
Affiliated Managers Group, Inc.	1,347	225,582
Bank of New York Mellon Corp. (The)	30,000	1,728,600
BlackRock, Inc.	5,793	4,829,624
Blue Owl Capital, Inc., Class A	15,093	284,654
Carlyle Group, Inc. (The)	8,213	385,272
Cboe Global Markets, Inc.	4,096	752,558
Charles Schwab Corp. (The)	57,764	4,178,648
CME Group, Inc.	13,992	3,012,338
Coinbase Global, Inc., Class A*	6,598	1,749,262
Evercore, Inc., Class A	1,369	263,656
Franklin Resources, Inc.	11,082	311,515
Goldman Sachs Group, Inc. (The)	12,428	5,191,051
Houlihan Lokey, Inc., Class A	1,824	233,818
Interactive Brokers Group, Inc., Class A	4,035	450,750
Intercontinental Exchange, Inc.	22,060	3,031,706
Invesco Ltd.	14,140	234,583
Janus Henderson Group plc	5,211	171,390
Jefferies Financial Group, Inc.	7,052	310,993
KKR & Co., Inc.	19,488	1,960,103
Lazard, Inc.	4,260	178,366
Moody’s Corp.	544	213,808
Morgan Stanley	46,858	4,412,149
MSCI, Inc.	1,496	838,433
Nasdaq, Inc.	13,303	839,419
Northern Trust Corp.	7,979	709,493
Raymond James Financial, Inc.	7,369	946,327
Robinhood Markets, Inc., Class A*	26,175	526,903
S&P Global, Inc.	11,465	4,877,784
SEI Investments Co.	3,910	281,129
State Street Corp.	12,001	927,917
Stifel Financial Corp.	3,863	301,971
T. Rowe Price Group, Inc.	8,591	1,047,415
TPG, Inc., Class A	1,774	79,298
Tradeweb Markets, Inc., Class A	2,918	303,968
Virtu Financial, Inc., Class A	3,428	70,342
XP, Inc., Class A	11,530	295,860

		46,156,685

Consumer Finance (1.0%)
Ally Financial, Inc.	10,535	427,616
American Express Co.	15,193	3,459,294
Capital One Financial Corp.	14,769	2,198,956
Credit Acceptance Corp.*	244	134,578
Discover Financial Services	9,718	1,273,933
OneMain Holdings, Inc.	4,367	223,110
SLM Corp.	5,306	115,618
SoFi Technologies, Inc.*	36,327	265,187
Synchrony Financial	16,044	691,817

		8,790,109

Financial Services (4.6%)
Affirm Holdings, Inc., Class A*	8,766	326,621
Berkshire Hathaway, Inc., Class B*	71,372	30,013,353
Block, Inc., Class A*	13,264	1,121,869
Corebridge Financial, Inc.	8,905	255,841
Corpay, Inc.*	196	60,474
Euronet Worldwide, Inc.*	922	101,356
Fidelity National Information Services, Inc.	23,062	1,710,739
Fiserv, Inc.*	16,915	2,703,355
Global Payments, Inc.	10,045	1,342,615
Jack Henry & Associates, Inc.	1,934	335,994
MGIC Investment Corp.	10,720	239,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
NCR Atleos Corp.*	2,512	$49,612
PayPal Holdings, Inc.*	4,022	269,434
Rocket Cos., Inc., Class A*	2,946	42,864
UWM Holdings Corp., Class A	2,320	16,843
Voya Financial, Inc.	3,814	281,931
Western Union Co. (The)	12,092	169,046
WEX, Inc.*	902	214,252

		39,255,898

Insurance (4.1%)
Aflac, Inc.	22,988	1,973,750
Allstate Corp. (The)	10,217	1,767,643
American Financial Group, Inc.	2,832	386,511
American International Group, Inc.	27,735	2,168,045
Aon plc, Class A	7,723	2,577,320
Arch Capital Group Ltd.*	11,967	1,106,229
Arthur J Gallagher & Co.	7,787	1,947,061
Assurant, Inc.	2,059	387,586
Assured Guaranty Ltd.	2,186	190,729
Axis Capital Holdings Ltd.	3,026	196,751
Brighthouse Financial, Inc.*	2,267	116,841
Brown & Brown, Inc.	5,633	493,113
Chubb Ltd.	15,825	4,100,732
Cincinnati Financial Corp.	5,979	742,412
CNA Financial Corp.	1,013	46,010
Everest Group Ltd.	1,443	573,593
Fidelity National Financial, Inc.	10,102	536,416
First American Financial Corp.	3,901	238,156
Globe Life, Inc.	3,421	398,102
Hanover Insurance Group, Inc. (The)	1,382	188,187
Hartford Financial Services Group, Inc. (The)	11,500	1,185,075
Kemper Corp.	2,343	145,079
Lincoln National Corp.	5,967	190,526
Loews Corp.	7,128	558,051
Markel Group, Inc.*	512	778,998
Marsh & McLennan Cos., Inc.	3,839	790,757
MetLife, Inc.	24,678	1,828,887
Old Republic International Corp.	10,167	312,330
Primerica, Inc.	486	122,939
Principal Financial Group, Inc.	9,416	812,695
Progressive Corp. (The)	5,717	1,182,390
Prudential Financial, Inc.	14,144	1,660,506
Reinsurance Group of America, Inc.	2,589	499,366
RenaissanceRe Holdings Ltd.	1,437	337,738
RLI Corp.	1,220	181,133
Travelers Cos., Inc. (The)	8,881	2,043,873
Unum Group	7,651	410,553
W R Berkley Corp.	7,785	688,505
White Mountains Insurance Group Ltd.	96	172,253
Willis Towers Watson plc	3,525	969,375

		35,006,216

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	25,156	249,044
Annaly Capital Management, Inc. (REIT)	19,223	378,501
Rithm Capital Corp. (REIT)	18,756	209,317
Starwood Property Trust, Inc. (REIT)	11,471	233,206

		1,070,068

Total Financials		193,359,789

Health Care (14.2%)
Biotechnology (1.6%)
Alnylam Pharmaceuticals, Inc.*	950	141,977
Amgen, Inc.	6,662	1,894,140
Biogen, Inc.*	5,612	1,210,116
BioMarin Pharmaceutical, Inc.*	6,428	561,421
Exact Sciences Corp.*	4,540	313,532
Exelixis, Inc.*	3,207	76,102
Gilead Sciences, Inc.	48,713	3,568,227
Incyte Corp.*	1,881	107,161
Ionis Pharmaceuticals, Inc.*	771	33,423
Moderna, Inc.*	12,951	1,380,059
Regeneron Pharmaceuticals, Inc.*	3,723	3,583,350
Roivant Sciences Ltd.*	748	7,884
United Therapeutics Corp.*	1,758	403,848
Vertex Pharmaceuticals, Inc.*	853	356,563

		13,637,803

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	63,219	7,185,472
Baxter International, Inc.	19,690	841,551
Becton Dickinson & Co.	11,286	2,792,721
Boston Scientific Corp.*	57,004	3,904,204
Cooper Cos., Inc. (The)	7,568	767,849
Dentsply Sirona, Inc.	8,230	273,154
Enovis Corp.*	2,041	127,460
Envista Holdings Corp.*	6,374	136,276
GE HealthCare Technologies, Inc.	14,036	1,276,013
Globus Medical, Inc., Class A*	3,303	177,173
Hologic, Inc.*	9,463	737,735
ICU Medical, Inc.*	787	84,461
Integra LifeSciences Holdings Corp.*	2,654	94,084
Medtronic plc	51,768	4,511,581
QuidelOrtho Corp.*	2,080	99,715
STERIS plc	3,863	868,480
Stryker Corp.	10,328	3,696,081
Tandem Diabetes Care, Inc.*	2,170	76,840
Teleflex, Inc.	1,829	413,665
Zimmer Biomet Holdings, Inc.	8,180	1,079,596

		29,144,111

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.*	3,492	276,636
agilon health, Inc.*	1,222	7,454
Amedisys, Inc.*	1,247	114,923
Cardinal Health, Inc.	4,689	524,699
Centene Corp.*	20,793	1,631,835
Chemed Corp.	163	104,635
Cigna Group (The)	10,537	3,826,933
CVS Health Corp.	49,906	3,980,503
Elevance Health, Inc.	8,010	4,153,505
Encompass Health Corp.	3,583	295,884
HCA Healthcare, Inc.	6,146	2,049,875
Henry Schein, Inc.*	5,075	383,264
Humana, Inc.	2,755	955,214
Laboratory Corp. of America Holdings	3,302	721,355
McKesson Corp.	3,270	1,755,499
Molina Healthcare, Inc.*	1,026	421,512
Premier, Inc., Class A	4,616	102,014
Quest Diagnostics, Inc.	4,361	580,493
R1 RCM, Inc.*	5,952	76,662
Tenet Healthcare Corp.*	3,930	413,082
UnitedHealth Group, Inc.	5,761	2,849,967
Universal Health Services, Inc., Class B	2,335	426,044

		25,651,988

Health Care Technology (0.0%)†
Certara, Inc.*	2,966	53,032
Doximity, Inc., Class A*	2,630	70,773
Teladoc Health, Inc.*	6,419	96,927

		220,732

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	2,129	309,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Avantor, Inc.*	26,275	$671,852
Azenta, Inc.*	2,308	139,126
Bio-Rad Laboratories, Inc., Class A*	801	277,042
Bio-Techne Corp.	345	24,285
Charles River Laboratories International, Inc.*	1,976	535,397
Danaher Corp.	25,652	6,405,817
Fortrea Holdings, Inc.*	3,446	138,322
ICON plc*	2,701	907,401
Illumina, Inc.*	4,324	593,772
IQVIA Holdings, Inc.*	517	130,744
Maravai LifeSciences Holdings, Inc., Class A*	1,800	15,606
QIAGEN NV*	8,768	376,936
Repligen Corp.*	1,206	221,808
Revvity, Inc.	4,829	507,045
Sotera Health Co.*	1,142	13,715
Thermo Fisher Scientific, Inc.	5,774	3,355,907

		14,624,566

Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	79,355	4,303,422
Catalent, Inc.*	7,003	395,319
Elanco Animal Health, Inc.*	19,078	310,590
Jazz Pharmaceuticals plc*	1,146	138,001
Johnson & Johnson	93,933	14,859,261
Merck & Co., Inc.	80,785	10,659,581
Organon & Co.	9,945	186,966
Perrigo Co. plc	5,252	169,062
Pfizer, Inc.	220,227	6,111,299
Royalty Pharma plc, Class A	14,460	439,150
Viatris, Inc.	46,587	556,249

		38,128,900

Total Health Care		121,408,100

Industrials (14.2%)
Aerospace & Defense (2.5%)
Boeing Co. (The)*	18,777	3,623,773
BWX Technologies, Inc.	2,947	302,421
Curtiss-Wright Corp.	1,485	380,071
General Dynamics Corp.	9,538	2,694,390
HEICO Corp.	174	33,234
HEICO Corp., Class A	313	48,183
Hexcel Corp.	3,281	239,021
Howmet Aerospace, Inc.	14,772	1,010,848
Huntington Ingalls Industries, Inc.	1,526	444,783
L3Harris Technologies, Inc.	7,369	1,570,334
Mercury Systems, Inc.*	2,090	61,655
Northrop Grumman Corp.	5,261	2,518,230
RTX Corp.	56,049	5,466,459
Spirit AeroSystems Holdings, Inc., Class A*	3,650	131,656
Textron, Inc.	7,621	731,083
TransDigm Group, Inc.	1,715	2,112,194
Woodward, Inc.	2,329	358,945

		21,727,280

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	989	75,302
Expeditors International of Washington, Inc.	4,960	602,987
FedEx Corp.	9,037	2,618,380
GXO Logistics, Inc.*	4,556	244,931
United Parcel Service, Inc., Class B	20,406	3,032,944

		6,574,544

Building Products (1.2%)
A.O. Smith Corp.	4,208	376,448
Allegion plc	256	34,486
Armstrong World Industries, Inc.	1,208	150,058
AZEK Co., Inc. (The), Class A*	5,135	257,880
Builders FirstSource, Inc.*	4,789	998,746
Carlisle Cos., Inc.	1,884	738,245
Carrier Global Corp.	32,457	1,886,726
Fortune Brands Innovations, Inc.	4,922	416,746
Hayward Holdings, Inc.*	5,168	79,122
Johnson Controls International plc	26,498	1,730,849
Lennox International, Inc.	1,245	608,506
Masco Corp.	8,756	690,673
Owens Corning	3,448	575,126
Trane Technologies plc	6,254	1,877,451

		10,421,062

Commercial Services & Supplies (0.5%)
Cintas Corp.	371	254,888
Clean Harbors, Inc.*	1,970	396,581
Driven Brands Holdings, Inc.*	2,419	38,196
MSA Safety, Inc.	1,192	230,759
RB Global, Inc.	1,662	126,594
Republic Services, Inc.	8,046	1,540,326
Stericycle, Inc.*	3,585	189,109
Tetra Tech, Inc.	1,690	312,160
Veralto Corp.	8,551	758,132
Vestis Corp.	4,559	87,852
Waste Management, Inc.	1,601	341,253

		4,275,850

Construction & Engineering (0.3%)
AECOM	5,097	499,914
EMCOR Group, Inc.	1,181	413,586
MasTec, Inc.*	2,420	225,665
MDU Resources Group, Inc.	7,866	198,223
Quanta Services, Inc.	4,126	1,071,935
Valmont Industries, Inc.	754	172,123
WillScot Mobile Mini Holdings Corp.*	5,586	259,749

		2,841,195

Electrical Equipment (1.5%)
Acuity Brands, Inc.	1,215	326,507
AMETEK, Inc.	8,959	1,638,601
Eaton Corp. plc	15,520	4,852,794
Emerson Electric Co.	22,240	2,522,461
Generac Holdings, Inc.*	2,368	298,700
Hubbell, Inc., Class B	1,135	471,082
nVent Electric plc	6,405	482,937
Plug Power, Inc.*	20,469	70,413
Regal Rexnord Corp.	2,575	463,757
Sensata Technologies Holding plc	5,872	215,737
Sunrun, Inc.*	8,215	108,274
Vertiv Holdings Co., Class A	12,390	1,011,891

		12,463,154

Ground Transportation (1.3%)
Avis Budget Group, Inc.	508	62,210
CSX Corp.	68,362	2,534,179
Hertz Global Holdings, Inc.*	5,111	40,019
JB Hunt Transport Services, Inc.	2,574	512,869
Knight-Swift Transportation Holdings, Inc., Class A	6,081	334,577
Landstar System, Inc.	284	54,744
Norfolk Southern Corp.	8,854	2,256,619
Old Dominion Freight Line, Inc.	530	116,234
Ryder System, Inc.	1,703	204,684
Saia, Inc.*	920	538,200
Schneider National, Inc., Class B	2,099	47,521
U-Haul Holding Co. (Nasdaq Stock Exchange)*	185	12,495
U-Haul Holding Co. (New York Stock Exchange)	2,406	160,432
Union Pacific Corp.	13,589	3,341,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
XPO, Inc.*	4,435	$541,203

		10,757,929

Industrial Conglomerates (1.7%)
3M Co.	21,427	2,272,762
General Electric Co.	42,254	7,416,845
Honeywell International, Inc.	22,602	4,639,060

		14,328,667

Machinery (2.8%)
AGCO Corp.	2,436	299,677
Allison Transmission Holdings, Inc.	3,138	254,680
Caterpillar, Inc.	4,972	1,821,890
CNH Industrial NV	38,061	493,271
Crane Co.	1,868	252,423
Cummins, Inc.	5,523	1,627,352
Deere & Co.	671	275,606
Donaldson Co., Inc.	2,758	205,967
Dover Corp.	5,433	962,673
Esab Corp.	2,196	242,812
Flowserve Corp.	5,092	232,602
Fortive Corp.	13,775	1,184,925
Gates Industrial Corp. plc*	4,351	77,056
Graco, Inc.	3,845	359,354
IDEX Corp.	2,706	660,318
Illinois Tool Works, Inc.	2,158	579,056
Ingersoll Rand, Inc.	15,765	1,496,887
ITT, Inc.	3,217	437,608
Lincoln Electric Holdings, Inc.	141	36,017
Middleby Corp. (The)*	2,071	332,996
Nordson Corp.	2,227	611,401
Oshkosh Corp.	2,538	316,514
Otis Worldwide Corp.	15,154	1,504,338
PACCAR, Inc.	19,974	2,474,579
Parker-Hannifin Corp.	4,978	2,766,723
Pentair plc	6,388	545,791
RBC Bearings, Inc.*	1,101	297,655
Snap-on, Inc.	2,027	600,438
Stanley Black & Decker, Inc.	5,962	583,859
Timken Co. (The)	2,380	208,083
Westinghouse Air Brake Technologies Corp.	6,944	1,011,602
Xylem, Inc.	8,138	1,051,755

		23,805,908

Marine Transportation (0.0%)†
Kirby Corp.*	2,294	218,664

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	4,880	209,791
American Airlines Group, Inc.*	15,908	244,188
Delta Air Lines, Inc.	23,721	1,135,524
Southwest Airlines Co.	23,152	675,807
United Airlines Holdings, Inc.*	12,722	609,130

		2,874,440

Professional Services (0.7%)
Automatic Data Processing, Inc.	2,289	571,655
Broadridge Financial Solutions, Inc.	749	153,440
CACI International, Inc., Class A*	859	325,415
Clarivate plc(x)*	18,322	136,133
Concentrix Corp.	1,709	113,170
Dayforce, Inc.*	5,287	350,052
Dun & Bradstreet Holdings, Inc.	10,605	106,474
Equifax, Inc.	1,462	391,114
FTI Consulting, Inc.*	1,056	222,066
Genpact Ltd.	5,175	170,516
Jacobs Solutions, Inc.	4,900	753,277
KBR, Inc.	3,314	210,969
Leidos Holdings, Inc.	5,316	696,874
ManpowerGroup, Inc.	1,914	148,603
Paycor HCM, Inc.*	1,358	26,400
Robert Half, Inc.	4,021	318,785
Science Applications International Corp.	2,051	267,430
SS&C Technologies Holdings, Inc.	8,462	544,699
TransUnion	7,520	600,096

		6,107,168

Trading Companies & Distributors (0.6%)
Air Lease Corp., Class A	4,027	207,149
Core & Main, Inc., Class A*	6,357	363,938
Fastenal Co.	5,583	430,673
Ferguson plc	7,525	1,643,686
MSC Industrial Direct Co., Inc., Class A	1,827	177,292
SiteOne Landscape Supply, Inc.*	1,173	204,747
United Rentals, Inc.	2,095	1,510,726
Watsco, Inc.	971	419,443
WESCO International, Inc.	1,723	295,115

		5,252,769

Total Industrials		121,648,630

Information Technology (9.4%)
Communications Equipment (1.1%)
Ciena Corp.*	5,775	285,574
Cisco Systems, Inc.	158,048	7,888,176
F5, Inc.*	2,302	436,436
Juniper Networks, Inc.	12,393	459,284
Lumentum Holdings, Inc.*	2,602	123,205
Motorola Solutions, Inc.	515	182,815
Ubiquiti, Inc.	25	2,896
Viasat, Inc.*	4,550	82,309

		9,460,695

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	11,290	1,302,301
Arrow Electronics, Inc.*	2,157	279,245
Avnet, Inc.	3,537	175,364
CDW Corp.	305	78,013
Cognex Corp.	6,725	285,275
Coherent Corp.*	5,056	306,495
Corning, Inc.	29,627	976,506
Crane NXT Co.	1,873	115,939
IPG Photonics Corp.*	1,167	105,835
Jabil, Inc.	1,806	241,914
Keysight Technologies, Inc.*	5,142	804,106
Littelfuse, Inc.	942	228,294
TD SYNNEX Corp.	2,053	232,194
Teledyne Technologies, Inc.*	1,815	779,216
Trimble, Inc.*	9,595	617,534
Vontier Corp.	4,011	181,939
Zebra Technologies Corp., Class A*	1,634	492,553

		7,202,723

IT Services (1.3%)
Akamai Technologies, Inc.*	5,816	632,548
Amdocs Ltd.	4,562	412,268
Cognizant Technology Solutions Corp., Class A	19,789	1,450,336
DXC Technology Co.*	7,969	169,023
GoDaddy, Inc., Class A*	2,252	267,267
International Business Machines Corp.	35,414	6,762,657
Kyndryl Holdings, Inc.*	8,840	192,358
Okta, Inc.*	5,572	582,943
Twilio, Inc., Class A*	5,504	336,570
VeriSign, Inc.*	3,274	620,456

		11,426,426

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	26,926	4,859,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Analog Devices, Inc.	19,409	$3,838,906
Applied Materials, Inc.	5,048	1,041,049
Cirrus Logic, Inc.*	2,149	198,911
Entegris, Inc.	5,513	774,797
First Solar, Inc.*	4,145	699,676
GLOBALFOUNDRIES, Inc.(x)*	3,054	159,144
Intel Corp.	164,469	7,264,596
Lam Research Corp.	272	264,267
Marvell Technology, Inc.	33,293	2,359,808
Microchip Technology, Inc.	6,014	539,516
Micron Technology, Inc.	42,594	5,021,407
MKS Instruments, Inc.	2,584	343,672
ON Semiconductor Corp.*	16,797	1,235,419
Qorvo, Inc.*	3,812	437,732
QUALCOMM, Inc.	5,566	942,324
Skyworks Solutions, Inc.	6,192	670,717
Teradyne, Inc.	1,002	113,056
Texas Instruments, Inc.	20,945	3,648,828
Universal Display Corp.	997	167,945
Wolfspeed, Inc.*	4,828	142,426

		34,724,070

Software (1.7%)
ANSYS, Inc.*	592	205,519
AppLovin Corp., Class A*	6,077	420,650
Aspen Technology, Inc.*	1,069	227,996
Bentley Systems, Inc., Class B	553	28,878
BILL Holdings, Inc.*	3,994	274,468
CCC Intelligent Solutions Holdings, Inc.*	7,831	93,659
Dolby Laboratories, Inc., Class A	2,303	192,922
Dropbox, Inc., Class A*	1,116	27,119
Gen Digital, Inc.	18,206	407,814
Guidewire Software, Inc.*	3,175	370,554
HashiCorp, Inc., Class A*	1,196	32,232
Informatica, Inc., Class A*	1,524	53,340
nCino, Inc.*	2,474	92,478
NCR Voyix Corp.*	5,023	63,440
Nutanix, Inc., Class A*	7,162	442,039
Oracle Corp.	35,417	4,448,729
PTC, Inc.*	2,128	402,064
Roper Technologies, Inc.	4,118	2,309,539
Salesforce, Inc.	9,075	2,733,209
SentinelOne, Inc., Class A*	7,878	183,636
Tyler Technologies, Inc.*	395	167,879
UiPath, Inc., Class A*	3,452	78,257
Unity Software, Inc.*	6,870	183,429
Zoom Video Communications, Inc., Class A*	9,905	647,490

		14,087,340

Technology Hardware, Storage & Peripherals (0.4%)
Hewlett Packard Enterprise Co.	49,872	884,230
HP, Inc.	26,791	809,624
NetApp, Inc.	4,942	518,762
Pure Storage, Inc., Class A*	2,417	125,660
Western Digital Corp.*	12,630	861,871

		3,200,147

Total Information Technology		80,101,401

Materials (4.8%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	8,643	2,093,940
Albemarle Corp.(x)	4,560	600,734
Ashland, Inc.	1,846	179,745
Axalta Coating Systems Ltd.*	7,692	264,528
Celanese Corp.	3,848	661,317
CF Industries Holdings, Inc.	7,496	623,742
Chemours Co. (The)	5,787	151,967
Corteva, Inc.	27,791	1,602,707
Dow, Inc.	27,572	1,597,246
DuPont de Nemours, Inc.	17,886	1,371,320
Eastman Chemical Co.	4,617	462,716
Ecolab, Inc.	2,149	496,204
Element Solutions, Inc.	8,689	217,051
FMC Corp.	4,138	263,591
Ginkgo Bioworks Holdings, Inc., Class A*	55,040	63,846
Huntsman Corp.	6,584	171,381
International Flavors & Fragrances, Inc.	9,945	855,170
Linde plc	17,115	7,946,837
LyondellBasell Industries NV, Class A	10,077	1,030,675
Mosaic Co. (The)	12,887	418,312
NewMarket Corp.	242	153,578
Olin Corp.	4,766	280,241
PPG Industries, Inc.	6,848	992,275
RPM International, Inc.	4,006	476,514
Sherwin-Williams Co. (The)	1,548	537,667
Westlake Corp.	1,260	192,528

		23,705,832

Construction Materials (0.3%)
Eagle Materials, Inc.	460	125,005
Martin Marietta Materials, Inc.	2,405	1,476,526
Vulcan Materials Co.	4,025	1,098,503

		2,700,034

Containers & Packaging (0.6%)
Amcor plc	56,104	533,549
AptarGroup, Inc.	2,547	366,488
Ardagh Metal Packaging SA	391	1,341
Avery Dennison Corp.	2,110	471,058
Ball Corp.	11,999	808,253
Berry Global Group, Inc.	4,642	280,748
Crown Holdings, Inc.	4,131	327,423
Graphic Packaging Holding Co.	5,512	160,840
International Paper Co.	13,486	526,224
Packaging Corp. of America	3,445	653,792
Sealed Air Corp.	2,502	93,074
Silgan Holdings, Inc.	3,252	157,917
Sonoco Products Co.	3,806	220,139
Westrock Co.	9,891	489,110

		5,089,956

Metals & Mining (1.1%)
Alcoa Corp.	6,921	233,861
Cleveland-Cliffs, Inc.*	19,394	441,020
Freeport-McMoRan, Inc.	55,665	2,617,368
MP Materials Corp.*	4,049	57,901
Newmont Corp.	44,947	1,610,900
Nucor Corp.	9,682	1,916,068
Reliance, Inc.	2,248	751,237
Royal Gold, Inc.	2,553	310,981
SSR Mining, Inc.	7,918	35,314
Steel Dynamics, Inc.	6,075	900,497
United States Steel Corp.	8,622	351,605

		9,226,752

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,502	209,943

Total Materials		40,932,517

Real Estate (4.6%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	8,256	465,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care REITs (0.4%)
Healthcare Realty Trust, Inc. (REIT), Class A	14,788	$209,250
Healthpeak Properties, Inc. (REIT)	21,308	399,525
Medical Properties Trust, Inc. (REIT)	23,109	108,612
Omega Healthcare Investors, Inc. (REIT)	9,528	301,752
Ventas, Inc. (REIT)	15,561	677,526
Welltower, Inc. (REIT)	20,916	1,954,391

		3,651,056

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	27,532	569,362
Park Hotels & Resorts, Inc. (REIT)	8,313	145,394

		714,756

Industrial REITs (0.7%)
Americold Realty Trust, Inc. (REIT)	10,514	262,009
EastGroup Properties, Inc. (REIT)	1,781	320,170
First Industrial Realty Trust, Inc. (REIT)	5,139	270,003
Prologis, Inc. (REIT)	35,956	4,682,190
Rexford Industrial Realty, Inc. (REIT)	8,195	412,209
STAG Industrial, Inc. (REIT)	7,076	272,001

		6,218,582

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	6,680	861,119
Boston Properties, Inc. (REIT)	6,107	398,848
Cousins Properties, Inc. (REIT)	5,891	141,620
Highwoods Properties, Inc. (REIT)	4,050	106,029
Kilroy Realty Corp. (REIT)	4,541	165,429
NET Lease Office Properties (REIT)	555	13,209
Vornado Realty Trust (REIT)	6,881	197,966

		1,884,220

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	11,832	1,150,544
CoStar Group, Inc.*	8,976	867,081
Howard Hughes Holdings, Inc.*	1,310	95,132
Jones Lang LaSalle, Inc.*	1,845	359,941
Zillow Group, Inc., Class A*	2,152	102,995
Zillow Group, Inc., Class C*	6,014	293,363

		2,869,056

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	12,966	476,890
Apartment Income REIT Corp. (REIT), Class A	5,792	188,066
AvalonBay Communities, Inc. (REIT)	5,520	1,024,291
Camden Property Trust (REIT)	4,040	397,536
Equity LifeStyle Properties, Inc. (REIT)	4,656	299,846
Equity Residential (REIT)	14,529	916,925
Essex Property Trust, Inc. (REIT)	2,486	608,598
Invitation Homes, Inc. (REIT)	23,805	847,696
Mid-America Apartment Communities, Inc. (REIT)	4,522	595,005
Sun Communities, Inc. (REIT)	3,742	481,146
UDR, Inc. (REIT)	12,062	451,240

		6,287,239

Retail REITs (0.6%)
Agree Realty Corp. (REIT)	3,859	220,426
Brixmor Property Group, Inc. (REIT)	11,654	273,286
Federal Realty Investment Trust (REIT)	3,148	321,474
Kimco Realty Corp. (REIT)	25,549	501,016
NNN REIT, Inc. (REIT)	7,063	301,873
Realty Income Corp. (REIT)	32,401	1,752,894
Regency Centers Corp. (REIT)	7,035	426,039
Simon Property Group, Inc. (REIT)	9,885	1,546,904

		5,343,912

Specialized REITs (1.4%)
Crown Castle, Inc. (REIT)	15,071	1,594,964
CubeSmart (REIT)	8,709	393,821
Digital Realty Trust, Inc. (REIT)	11,767	1,694,919
EPR Properties (REIT)	2,889	122,638
Equinix, Inc. (REIT)	1,812	1,495,498
Extra Space Storage, Inc. (REIT)	8,146	1,197,462
Gaming and Leisure Properties, Inc. (REIT)	9,961	458,903
Iron Mountain, Inc. (REIT)	5,696	456,876
Lamar Advertising Co. (REIT), Class A	775	92,543
National Storage Affiliates Trust (REIT)	3,140	122,962
Public Storage (REIT)	2,558	741,973
Rayonier, Inc. (REIT)	5,715	189,967
SBA Communications Corp. (REIT)	3,760	814,792
VICI Properties, Inc. (REIT), Class A	40,285	1,200,090
Weyerhaeuser Co. (REIT)	28,527	1,024,405

		11,601,813

Total Real Estate		39,036,603

Utilities (4.6%)
Electric Utilities (3.0%)
Alliant Energy Corp.	9,785	493,164
American Electric Power Co., Inc.	20,069	1,727,941
Avangrid, Inc.	2,766	100,793
Constellation Energy Corp.	12,532	2,316,540
Duke Energy Corp.	30,041	2,905,265
Edison International	14,724	1,041,428
Entergy Corp.	8,245	871,332
Evergy, Inc.	8,672	462,911
Eversource Energy	13,578	811,557
Exelon Corp.	38,731	1,455,124
FirstEnergy Corp.	21,212	819,207
Hawaiian Electric Industries, Inc.	4,266	48,078
IDACORP, Inc.	1,966	182,622
NextEra Energy, Inc.	78,900	5,042,499
NRG Energy, Inc.	8,864	600,004
OGE Energy Corp.	7,783	266,957
PG&E Corp.	79,362	1,330,107
Pinnacle West Capital Corp.	4,409	329,485
PPL Corp.	28,749	791,460
Southern Co. (The)	42,468	3,046,654
Xcel Energy, Inc.	21,465	1,153,744

		25,796,872

Gas Utilities (0.1%)
Atmos Energy Corp.	5,768	685,642
National Fuel Gas Co.	3,458	185,764
UGI Corp.	8,134	199,608

		1,071,014

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	10,118	181,416
Brookfield Renewable Corp., Class A	5,187	127,445
Clearway Energy, Inc., Class A	1,349	29,017
Clearway Energy, Inc., Class C	3,189	73,506
Vistra Corp.	10,030	698,589

		1,109,973

Multi-Utilities (1.2%)
Ameren Corp.	10,200	754,392
CenterPoint Energy, Inc.	24,582	700,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	11,328	$683,532
Consolidated Edison, Inc.	13,517	1,227,479
Dominion Energy, Inc.	32,570	1,602,118
DTE Energy Co.	8,025	899,923
NiSource, Inc.	16,099	445,298
Public Service Enterprise Group, Inc.	19,373	1,293,729
Sempra	24,549	1,763,355
WEC Energy Group, Inc.	12,292	1,009,419

		10,379,586

Water Utilities (0.2%)
American Water Works Co., Inc.	7,590	927,574
Essential Utilities, Inc.	9,453	350,234

		1,277,808

Total Utilities		39,635,253

Total Common Stocks (99.6%) (Cost $534,307,316)		852,846,898

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $1,126)	2,145	805

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	678,165	678,165

Total Short-Term Investment (0.1%) (Cost $678,165)		678,165

Total Investments in Securities (99.7%) (Cost $534,986,607)		853,525,868
Other Assets Less Liabilities (0.3%)		2,534,231

Net Assets (100%)		$856,060,099

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $802,605. This was collateralized by $145,885 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 4/18/24 – 8/15/53 and by cash of $678,165 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5	6/2024	USD	1,327,125	20,669
S&P Midcap 400 E-Mini Index	5	6/2024	USD	1,538,700	36,905

					57,574

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,496,534	$—	$—	$39,496,534
Consumer Discretionary	42,873,077	—	—	42,873,077
Consumer Staples	65,462,836	—	—	65,462,836
Energy	68,892,158	—	—	68,892,158
Financials	193,359,789	—	—	193,359,789
Health Care	121,408,100	—	—	121,408,100
Industrials	121,648,630	—	—	121,648,630
Information Technology	80,101,401	—	—	80,101,401
Materials	40,932,517	—	—	40,932,517
Real Estate	39,036,603	—	—	39,036,603
Utilities	39,635,253	—	—	39,635,253
Futures	57,574	—	—	57,574
Right
Health Care	—	—	805	805
Short-Term Investment
Investment Company	678,165	—	—	678,165

Total Assets	$853,582,637	$—	$805	$853,583,442

Total Liabilities	$—	$—	$—	$—

Total	$853,582,637	$—	$805	$853,583,442

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,118,503
Aggregate gross unrealized depreciation	(40,145,233)

Net unrealized appreciation	$316,973,270

Federal income tax cost of investments in securities and derivative instruments, if applicable	$536,610,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	704,455	$12,398,408
Frontier Communications Parent, Inc.*	23,336	571,732
Iridium Communications, Inc.	748	19,568
Verizon Communications, Inc.	458,403	19,234,590

		32,224,298

Entertainment (0.9%)
AMC Entertainment Holdings, Inc., Class A(x)*	18,897	70,297
Electronic Arts, Inc.	25,814	3,424,743
Liberty Media Corp.-Liberty Formula One, Class A*	2,268	133,222
Liberty Media Corp.-Liberty Formula One, Class C*	18,491	1,213,010
Liberty Media Corp.-Liberty Live, Class A*	1,867	79,067
Liberty Media Corp.-Liberty Live, Class C*	4,451	195,043
Live Nation Entertainment, Inc.*	11,549	1,221,538
Madison Square Garden Sports Corp.*	1,772	326,969
Netflix, Inc.*	2,261	1,373,173
Playtika Holding Corp.	337	2,376
Roku, Inc.*	10,292	670,730
Take-Two Interactive Software, Inc.*	15,727	2,335,302
Walt Disney Co. (The)	199,981	24,469,675
Warner Bros Discovery, Inc.*	210,145	1,834,566

		37,349,711

Interactive Media & Services (0.7%)
Alphabet, Inc., Class C*	100,803	15,348,265
IAC, Inc.*	7,062	376,687
Match Group, Inc.*	2,631	95,453
Meta Platforms, Inc., Class A	20,690	10,046,650
TripAdvisor, Inc.*	10,248	284,792
ZoomInfo Technologies, Inc., Class A*	13,855	222,095

		26,373,942

Media (1.0%)
Cable One, Inc.	493	208,603
Charter Communications, Inc., Class A*	4,101	1,191,874
Comcast Corp., Class A	689,636	29,895,721
Fox Corp., Class A	23,506	735,033
Fox Corp., Class B	12,805	366,479
Interpublic Group of Cos., Inc. (The)	36,758	1,199,413
Liberty Broadband Corp., Class A*	1,246	71,172
Liberty Broadband Corp., Class C*	8,805	503,910
Liberty Media Corp.-Liberty SiriusXM*	14,638	434,895
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,079	210,246
New York Times Co. (The), Class A	15,394	665,329
News Corp., Class A	36,296	950,229
News Corp., Class B	11,099	300,339
Nexstar Media Group, Inc., Class A	2,091	360,258
Omnicom Group, Inc.	18,815	1,820,539
Paramount Global, Class A	873	19,058
Paramount Global, Class B	54,994	647,279
Sirius XM Holdings, Inc.	61,411	238,275

		39,818,652

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.	73,388	11,978,389

Total Communication Services		147,744,992

Consumer Discretionary (5.0%)
Automobile Components (0.3%)
Aptiv plc*	25,815	2,056,165
BorgWarner, Inc.	22,238	772,548
Cie Generale des Etablissements Michelin SCA (ADR)	407,071	7,799,480
Gentex Corp.	22,338	806,848
Lear Corp.	5,525	800,462
Phinia, Inc.	4,448	170,937
QuantumScape Corp., Class A*	32,244	202,815

		12,609,255

Automobiles (0.3%)
Ford Motor Co.	374,376	4,971,713
General Motors Co.	110,107	4,993,353
Harley-Davidson, Inc.	12,262	536,340
Lucid Group, Inc.(x)*	71,019	202,404
Rivian Automotive, Inc., Class A*	63,217	692,226
Tesla, Inc.*	5,571	979,326
Thor Industries, Inc.	4,883	572,971

		12,948,333

Broadline Retail (0.4%)
Amazon.com, Inc.*	54,792	9,883,381
eBay, Inc.	88,258	4,658,257
Etsy, Inc.*	5,136	352,946
Kohl’s Corp.	10,534	307,066
Macy’s, Inc.	25,790	515,542
Nordstrom, Inc.	10,877	220,477
Ollie’s Bargain Outlet Holdings, Inc.*	3,989	317,405

		16,255,074

Distributors (0.1%)
Genuine Parts Co.	13,376	2,072,344
LKQ Corp.	25,400	1,356,614

		3,428,958

Diversified Consumer Services (0.1%)
ADT, Inc.	20,033	134,622
Bright Horizons Family Solutions, Inc.*	4,795	543,561
Grand Canyon Education, Inc.*	2,044	278,413
H&R Block, Inc.	4,891	240,197
Mister Car Wash, Inc.*	7,237	56,087
Service Corp. International	8,904	660,766

		1,913,646

Hotels, Restaurants & Leisure (1.1%)
Aramark	22,324	725,977
Booking Holdings, Inc.	763	2,768,072
Boyd Gaming Corp.	6,875	462,825
Caesars Entertainment, Inc.*	11,589	506,903
Carnival Corp.*	94,776	1,548,640
Cava Group, Inc.(x)*	348	24,377
Darden Restaurants, Inc.	6,136	1,025,632
DoorDash, Inc., Class A*	6,331	871,905
Expedia Group, Inc.*	13,477	1,856,457
Hilton Worldwide Holdings, Inc.	12,880	2,747,433
Hyatt Hotels Corp., Class A	19,939	3,182,663
Las Vegas Sands Corp.	2,391	123,615
Marriott International, Inc., Class A	20,804	5,249,057
Marriott Vacations Worldwide Corp.	3,425	368,975
McDonald’s Corp.	40,854	11,518,785
MGM Resorts International*	26,909	1,270,374
Norwegian Cruise Line Holdings Ltd.*	30,586	640,165
Penn Entertainment, Inc.*	14,262	259,711
Planet Fitness, Inc., Class A*	4,250	266,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Restaurant Brands International, Inc.	36,316	$2,885,306
Royal Caribbean Cruises Ltd.*	15,602	2,168,834
Travel + Leisure Co.	3,673	179,830
Vail Resorts, Inc.	3,245	723,083
Wyndham Hotels & Resorts, Inc.	7,193	552,063
Wynn Resorts Ltd.	9,299	950,637
Yum! Brands, Inc.	3,263	452,415

		43,329,912

Household Durables (1.2%)
DR Horton, Inc.	29,680	4,883,844
Garmin Ltd.	14,652	2,181,243
Leggett & Platt, Inc.	12,628	241,826
Lennar Corp., Class A	112,494	19,346,718
Lennar Corp., Class B	1,257	193,804
Mohawk Industries, Inc.*	5,041	659,817
Newell Brands, Inc.	36,260	291,168
NVR, Inc.*	257	2,081,690
PulteGroup, Inc.	40,853	4,927,689
Sony Group Corp. (ADR)(x)	96,491	8,273,138
Tempur Sealy International, Inc.	12,676	720,250
Toll Brothers, Inc.	10,216	1,321,644
TopBuild Corp.*	2,824	1,244,622
Whirlpool Corp.	5,100	610,113

		46,977,566

Leisure Products (0.1%)
Brunswick Corp.	6,093	588,096
Hasbro, Inc.	12,284	694,292
Mattel, Inc.*	33,555	664,725
Polaris, Inc.	4,687	469,262

		2,416,375

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	5,660	481,609
AutoNation, Inc.*	2,707	448,225
AutoZone, Inc.*	1,143	3,602,336
Bath & Body Works, Inc.	38,222	1,911,864
Best Buy Co., Inc.	16,033	1,315,187
CarMax, Inc.*	14,216	1,238,356
Dick’s Sporting Goods, Inc.	5,306	1,193,107
GameStop Corp., Class A*	25,530	319,636
Gap, Inc. (The)	18,525	510,364
Lithia Motors, Inc., Class A	2,580	776,219
Lowe’s Cos., Inc.	99,813	25,425,366
Murphy USA, Inc.	98	41,082
O’Reilly Automotive, Inc.*	1,557	1,757,666
Penske Automotive Group, Inc.	1,864	301,949
Petco Health & Wellness Co., Inc., Class A*	7,814	17,816
RH*	1,239	431,494
Ross Stores, Inc.	2,146	314,947
Valvoline, Inc.*	9,737	433,978
Victoria’s Secret & Co.*	4,067	78,818
Wayfair, Inc., Class A(x)*	5,097	345,984
Williams-Sonoma, Inc.	10,468	3,323,904

		44,269,907

Textiles, Apparel & Luxury Goods (0.3%)
Birkenstock Holding plc(x)*	2,025	95,681
Capri Holdings Ltd.*	10,774	488,062
Carter’s, Inc.	3,426	290,114
Columbia Sportswear Co.	3,365	273,171
NIKE, Inc., Class B	52,995	4,980,470
PVH Corp.	5,727	805,274
Ralph Lauren Corp.	10,161	1,907,829
Skechers USA, Inc., Class A*	11,794	722,501
Tapestry, Inc.	69,653	3,307,124
Under Armour, Inc., Class A*	17,967	132,596
Under Armour, Inc., Class C*	19,268	137,574
VF Corp.	33,324	511,190

		13,651,586

Total Consumer Discretionary		197,800,612

Consumer Staples (5.9%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	68	20,701
Brown-Forman Corp., Class A	961	50,885
Brown-Forman Corp., Class B	3,612	186,451
Coca-Cola Co. (The)	378,347	23,147,269
Constellation Brands, Inc., Class A	41,335	11,233,200
Diageo plc	129,137	4,768,280
Keurig Dr Pepper, Inc.	90,921	2,788,547
Molson Coors Beverage Co., Class B	16,666	1,120,788
PepsiCo, Inc.	82,673	14,468,602

		57,784,723

Consumer Staples Distribution & Retail (1.3%)
Albertsons Cos., Inc., Class A	36,296	778,186
BJ’s Wholesale Club Holdings, Inc.*	8,293	627,365
Casey’s General Stores, Inc.	3,034	966,177
Dollar Tree, Inc.*	19,890	2,648,354
Grocery Outlet Holding Corp.*	9,047	260,373
Kroger Co. (The)	62,238	3,555,657
Maplebear, Inc.(x)*	613	22,859
Performance Food Group Co.*	7,742	577,863
Target Corp.	34,500	6,113,745
US Foods Holding Corp.*	21,601	1,165,806
Walgreens Boots Alliance, Inc.	68,321	1,481,882
Walmart, Inc.#	564,245	33,950,622

		52,148,889

Food Products (1.0%)
Archer-Daniels-Midland Co.	50,930	3,198,913
Bunge Global SA	13,797	1,414,469
Campbell Soup Co.	18,235	810,546
Conagra Brands, Inc.	45,361	1,344,500
Darling Ingredients, Inc.*	15,107	702,627
Flowers Foods, Inc.	17,912	425,410
Freshpet, Inc.*	2,992	346,653
General Mills, Inc.	55,461	3,880,606
Hershey Co. (The)	3,689	717,511
Hormel Foods Corp.	27,600	962,964
Ingredion, Inc.	6,287	734,636
J M Smucker Co. (The)	9,790	1,232,267
Kellanova	24,777	1,419,474
Kraft Heinz Co. (The)	76,626	2,827,499
Lamb Weston Holdings, Inc.	776	82,667
McCormick & Co., Inc. (Non-Voting)	23,965	1,840,752
Mondelez International, Inc., Class A	169,612	11,872,840
Nestle SA (Registered)	47,824	5,077,505
Pilgrim’s Pride Corp.*	3,914	134,329
Post Holdings, Inc.*	4,898	520,560
Seaboard Corp.	20	64,478
Tyson Foods, Inc., Class A	26,495	1,556,051
WK Kellogg Co.	6,194	116,447

		41,283,704

Household Products (1.4%)
Church & Dwight Co., Inc.	2,423	252,743
Colgate-Palmolive Co.	78,308	7,051,636
Kimberly-Clark Corp.	23,203	3,001,308
Procter & Gamble Co. (The)	256,869	41,676,995
Reckitt Benckiser Group plc	38,284	2,180,205
Reynolds Consumer Products, Inc.	5,176	147,827
Spectrum Brands Holdings, Inc.	3,329	296,314

		54,607,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.2%)
Coty, Inc., Class A*	35,889	$429,232
Estee Lauder Cos., Inc. (The), Class A	15,024	2,315,950
Kenvue, Inc.	301,692	6,474,310
Olaplex Holdings, Inc.*	12,418	23,843

		9,243,335

Tobacco (0.5%)
Altria Group, Inc.	170,446	7,434,854
Philip Morris International, Inc.	148,097	13,568,647

		21,003,501

Total Consumer Staples		236,071,180

Energy (5.7%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	221,765	7,429,128
Halliburton Co.	68,465	2,698,890
NOV, Inc.	37,395	729,950
Schlumberger NV	135,948	7,451,310
TechnipFMC plc	41,268	1,036,240

		19,345,518

Oil, Gas & Consumable Fuels (5.2%)
Antero Midstream Corp.	21,523	302,613
Antero Resources Corp.*	26,956	781,724
APA Corp.	3,331	114,520
Cameco Corp.	29,625	1,283,355
Cheniere Energy, Inc.	4,778	770,596
Chesapeake Energy Corp.	11,939	1,060,541
Chevron Corp.	186,784	29,463,308
ConocoPhillips	199,079	25,338,775
Coterra Energy, Inc.	376,410	10,494,311
Devon Energy Corp.	61,133	3,067,654
Diamondback Energy, Inc.	17,013	3,371,466
DT Midstream, Inc.	9,249	565,114
EOG Resources, Inc.	107,177	13,701,508
EQT Corp.	34,373	1,274,207
Exxon Mobil Corp.	425,832	49,498,712
Hess Corp.	11,716	1,788,330
HF Sinclair Corp.	13,797	832,925
Kinder Morgan, Inc.	187,084	3,431,121
Marathon Oil Corp.	57,630	1,633,234
Marathon Petroleum Corp.	36,206	7,295,509
Occidental Petroleum Corp.	65,553	4,260,289
ONEOK, Inc.	52,439	4,204,035
Ovintiv, Inc.	13,631	707,449
Phillips 66	42,469	6,936,886
Pioneer Natural Resources Co.	46,097	12,100,463
Range Resources Corp.	22,315	768,305
Southwestern Energy Co.*	104,571	792,648
TotalEnergies SE (ADR)	129,426	8,908,392
Valero Energy Corp.	43,831	7,481,513
Williams Cos., Inc. (The)	116,170	4,527,145

		206,756,648

Total Energy		226,102,166

Financials (17.7%)
Banks (5.9%)
Bank of America Corp.	819,576	31,078,322
Bank OZK	10,152	461,510
BOK Financial Corp.	2,700	248,400
Citigroup, Inc.	274,706	17,372,407
Citizens Financial Group, Inc.	80,540	2,922,797
Columbia Banking System, Inc.	19,817	383,459
Comerica, Inc.	31,645	1,740,158
Commerce Bancshares, Inc.	85,137	4,529,288
Cullen/Frost Bankers, Inc.	57,742	6,500,017
East West Bancorp, Inc.	13,387	1,059,046
Fifth Third Bancorp	64,732	2,408,678
First Citizens BancShares, Inc., Class A	2,344	3,832,440
First Hawaiian, Inc.	12,122	266,199
First Horizon Corp.	52,990	816,046
FNB Corp.	34,078	480,500
Huntington Bancshares, Inc.	137,159	1,913,368
JPMorgan Chase & Co.	370,593	74,229,778
KeyCorp	88,830	1,404,402
M&T Bank Corp.	15,774	2,294,171
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	626,404	6,408,113
New York Community Bancorp, Inc.	67,883	218,583
NU Holdings Ltd., Class A*	70,225	837,784
Pinnacle Financial Partners, Inc.	7,171	615,845
PNC Financial Services Group, Inc. (The)	110,747	17,896,715
Popular, Inc.	6,707	590,820
Prosperity Bancshares, Inc.	8,302	546,106
Regions Financial Corp.	89,130	1,875,295
Synovus Financial Corp.	13,783	552,147
TFS Financial Corp.	4,773	59,949
Truist Financial Corp.	126,538	4,932,451
US Bancorp	356,421	15,932,019
Webster Financial Corp.	16,296	827,348
Wells Fargo & Co.	467,375	27,089,055
Western Alliance Bancorp	10,305	661,478
Wintrust Financial Corp.	5,798	605,253
Zions Bancorp NA	13,868	601,871

		234,191,818

Capital Markets (4.2%)
Affiliated Managers Group, Inc.	3,299	552,484
Ameriprise Financial, Inc.	34,224	15,005,171
Bank of New York Mellon Corp. (The)	96,367	5,552,667
BlackRock, Inc.	19,386	16,162,108
Blackstone, Inc.	72,099	9,471,646
Blue Owl Capital, Inc., Class A	36,955	696,971
Carlyle Group, Inc. (The)	20,110	943,360
Cboe Global Markets, Inc.	10,029	1,842,628
Charles Schwab Corp. (The)	169,374	12,252,515
CME Group, Inc.	34,260	7,375,835
Coinbase Global, Inc., Class A*	16,156	4,283,279
Evercore, Inc., Class A	3,352	645,562
Franklin Resources, Inc.	27,135	762,765
Goldman Sachs Group, Inc. (The)	34,155	14,266,202
Houlihan Lokey, Inc., Class A	4,466	572,497
Interactive Brokers Group, Inc., Class A	9,879	1,103,583
Intercontinental Exchange, Inc.	54,013	7,423,007
Invesco Ltd.	34,620	574,346
Janus Henderson Group plc	12,759	419,643
Jefferies Financial Group, Inc.	17,266	761,431
KKR & Co., Inc.	86,166	8,666,576
Lazard, Inc.	10,431	436,746
Moody’s Corp.	1,332	523,516
Morgan Stanley	230,231	21,678,551
MSCI, Inc.	3,662	2,052,368
Nasdaq, Inc.	124,909	7,881,758
Northern Trust Corp.	19,537	1,737,230
Raymond James Financial, Inc.	18,044	2,317,210
Robinhood Markets, Inc., Class A*	64,088	1,290,091
S&P Global, Inc.	28,073	11,943,658
SEI Investments Co.	9,573	688,299
State Street Corp.	29,385	2,272,048
Stifel Financial Corp.	9,457	739,254
T. Rowe Price Group, Inc.	21,036	2,564,709
TPG, Inc., Class A	4,343	194,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tradeweb Markets, Inc., Class A	7,144	$744,190
Virtu Financial, Inc., Class A	8,394	172,245
XP, Inc., Class A	28,231	724,407

		167,294,688

Consumer Finance (1.1%)
Ally Financial, Inc.	25,588	1,038,617
American Express Co.	71,179	16,206,747
Capital One Financial Corp.	115,652	17,219,426
Credit Acceptance Corp.*	597	329,275
Discover Financial Services	23,793	3,119,024
OneMain Holdings, Inc.	10,692	546,254
SLM Corp.	12,991	283,074
SoFi Technologies, Inc.*	88,947	649,313
Synchrony Financial	78,504	3,385,093

		42,776,823

Financial Services (2.7%)
Affirm Holdings, Inc., Class A*	21,462	799,674
Berkshire Hathaway, Inc., Class B*	178,809	75,192,761
Block, Inc., Class A*	32,476	2,746,820
Corebridge Financial, Inc.	62,429	1,793,585
Corpay, Inc.*	480	148,099
Euronet Worldwide, Inc.*	2,259	248,332
Fidelity National Information Services, Inc.	72,054	5,344,966
Fiserv, Inc.*	46,386	7,413,411
Global Payments, Inc.	24,594	3,287,234
Jack Henry & Associates, Inc.	4,736	822,785
Mastercard, Inc., Class A	7,884	3,796,698
MGIC Investment Corp.	26,248	586,905
NCR Atleos Corp.*	6,150	121,463
PayPal Holdings, Inc.*	13,654	914,681
Rocket Cos., Inc., Class A*	7,213	104,949
UWM Holdings Corp., Class A	5,680	41,237
Visa, Inc., Class A	10,605	2,959,643
Voya Financial, Inc.	9,338	690,265
Western Union Co. (The)	101,580	1,420,088
WEX, Inc.*	2,209	524,704

		108,958,300

Insurance (3.7%)
Aflac, Inc.	56,284	4,832,544
Allstate Corp. (The)	25,017	4,328,191
American Financial Group, Inc.	6,935	946,489
American International Group, Inc.	89,293	6,980,034
Aon plc, Class A	45,969	15,340,775
Arch Capital Group Ltd.*	29,301	2,708,584
Arthur J Gallagher & Co.	19,066	4,767,263
Assurant, Inc.	5,041	948,918
Assured Guaranty Ltd.	5,352	466,962
Axis Capital Holdings Ltd.	7,409	481,733
Brighthouse Financial, Inc.*	5,552	286,150
Brown & Brown, Inc.	13,791	1,207,264
Chubb Ltd.	66,294	17,178,764
Cincinnati Financial Corp.	14,640	1,817,849
CNA Financial Corp.	2,480	112,642
Everest Group Ltd.	3,534	1,404,765
Fidelity National Financial, Inc.	24,733	1,313,322
First American Financial Corp.	9,552	583,150
Globe Life, Inc.	8,375	974,599
Hanover Insurance Group, Inc. (The)	3,383	460,663
Hartford Financial Services Group, Inc. (The)	40,733	4,197,536
Kemper Corp.	5,737	355,235
Lincoln National Corp.	14,610	466,497
Loews Corp.	32,536	2,547,243
Markel Group, Inc.*	1,253	1,906,414
Marsh & McLennan Cos., Inc.	53,507	11,021,372
MetLife, Inc.	83,077	6,156,837
Old Republic International Corp.	24,894	764,744
Primerica, Inc.	1,189	300,769
Principal Financial Group, Inc.	23,054	1,989,791
Progressive Corp. (The)	116,155	24,023,177
Prudential Financial, Inc.	34,631	4,065,679
Reinsurance Group of America, Inc.	10,850	2,092,748
RenaissanceRe Holdings Ltd.	3,519	827,071
RLI Corp.	2,986	443,331
Travelers Cos., Inc. (The)	52,658	12,118,712
Unum Group	18,733	1,005,213
W R Berkley Corp.	19,062	1,685,843
White Mountains Insurance Group Ltd.	236	423,455
Willis Towers Watson plc	8,630	2,373,250

		145,905,578

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	61,593	609,771
Annaly Capital Management, Inc. (REIT)	47,066	926,729
Rithm Capital Corp. (REIT)	45,923	512,501
Starwood Property Trust, Inc. (REIT)(x)	28,087	571,009

		2,620,010

Total Financials		701,747,217

Health Care (11.4%)
Biotechnology (1.4%)
AbbVie, Inc.	54,197	9,869,274
Alnylam Pharmaceuticals, Inc.*	2,326	347,621
Amgen, Inc.	52,347	14,883,299
Biogen, Inc.*	13,742	2,963,187
BioMarin Pharmaceutical, Inc.*	15,738	1,374,557
Exact Sciences Corp.*	11,116	767,671
Exelixis, Inc.*	7,852	186,328
Gilead Sciences, Inc.	146,816	10,754,272
Incyte Corp.*	4,605	262,347
Ionis Pharmaceuticals, Inc.*	1,887	81,801
Moderna, Inc.*	32,719	3,486,537
Regeneron Pharmaceuticals, Inc.*	9,116	8,774,059
Roivant Sciences Ltd.*	1,832	19,309
United Therapeutics Corp.*	4,303	988,485
Vertex Pharmaceuticals, Inc.*	2,090	873,641

		55,632,388

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	189,021	21,484,127
Alcon, Inc.	95,477	7,952,279
Baxter International, Inc.	48,212	2,060,581
Becton Dickinson & Co.	27,634	6,838,033
Boston Scientific Corp.*	165,111	11,308,452
Cooper Cos., Inc. (The)	18,532	1,880,257
Dentsply Sirona, Inc.	20,152	668,845
Enovis Corp.*	4,998	312,125
Envista Holdings Corp.*	15,606	333,656
GE HealthCare Technologies, Inc.	34,366	3,124,213
Globus Medical, Inc., Class A*	8,088	433,840
Hologic, Inc.*	23,169	1,806,255
ICU Medical, Inc.*	1,927	206,806
Integra LifeSciences Holdings Corp.*	6,499	230,390
Medtronic plc	259,793	22,640,960
QuidelOrtho Corp.*	5,092	244,111
STERIS plc	9,459	2,126,572
Stryker Corp.	25,289	9,050,174
Tandem Diabetes Care, Inc.*	5,312	188,098
Teleflex, Inc.	4,479	1,013,016
Zimmer Biomet Holdings, Inc.	34,666	4,575,219

		98,478,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	8,549	$677,252
agilon health, Inc.*	2,991	18,245
Amedisys, Inc.*	3,054	281,457
Cardinal Health, Inc.	26,873	3,007,089
Centene Corp.*	80,357	6,306,417
Chemed Corp.	399	256,130
Cigna Group (The)	66,660	24,210,245
CVS Health Corp.	139,790	11,149,650
Elevance Health, Inc.	26,774	13,883,390
Encompass Health Corp.	8,772	724,392
HCA Healthcare, Inc.	22,160	7,391,025
Henry Schein, Inc.*	12,425	938,336
Humana, Inc.	9,891	3,429,408
Laboratory Corp. of America Holdings	30,602	6,685,313
McKesson Corp.	28,602	15,354,984
Molina Healthcare, Inc.*	2,512	1,032,005
Premier, Inc., Class A	11,303	249,796
Quest Diagnostics, Inc.	10,679	1,421,482
R1 RCM, Inc.*	14,572	187,687
Tenet Healthcare Corp.*	9,622	1,011,368
UnitedHealth Group, Inc.	27,282	13,496,405
Universal Health Services, Inc., Class B	5,717	1,043,124

		112,755,200

Health Care Technology (0.0%)†
Certara, Inc.*	7,262	129,845
Doximity, Inc., Class A*	6,440	173,300
Teladoc Health, Inc.*	15,717	237,327

		540,472

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	5,212	758,398
Avantor, Inc.*	64,335	1,645,046
Azenta, Inc.*	5,651	340,642
Bio-Rad Laboratories, Inc., Class A*	1,961	678,251
Bio-Techne Corp.	846	59,550
Charles River Laboratories International, Inc.*	4,839	1,311,127
Danaher Corp.	99,889	24,944,281
Fortrea Holdings, Inc.*	8,437	338,661
ICON plc*	6,613	2,221,637
Illumina, Inc.*	10,586	1,453,670
IQVIA Holdings, Inc.*	1,267	320,412
Maravai LifeSciences Holdings, Inc., Class A*	4,408	38,217
QIAGEN NV*	21,562	926,951
Repligen Corp.*	2,953	543,116
Revvity, Inc.	11,823	1,241,415
Sotera Health Co.*	2,795	33,568
Thermo Fisher Scientific, Inc.	21,806	12,673,865

		49,528,807

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	253,879	13,767,858
Catalent, Inc.*	17,146	967,892
Elanco Animal Health, Inc.*	46,713	760,487
Jazz Pharmaceuticals plc*	2,805	337,778
Johnson & Johnson#	307,351	48,619,855
Merck & Co., Inc.	357,316	47,147,846
Organon & Co.	24,351	457,799
Perrigo Co. plc	12,859	413,931
Pfizer, Inc.#	743,076	20,620,359
Roche Holding AG	3,876	987,212
Royalty Pharma plc, Class A	35,405	1,075,250
Viatris, Inc.	114,067	1,361,960

		136,518,227

Total Health Care		453,453,103

Industrials (11.3%)
Aerospace & Defense (2.3%)
Boeing Co. (The)*	77,590	14,974,094
BWX Technologies, Inc.	7,215	740,403
Curtiss-Wright Corp.	3,636	930,598
General Dynamics Corp.	81,992	23,161,920
HEICO Corp.	426	81,366
HEICO Corp., Class A	765	117,764
Hexcel Corp.	8,033	585,204
Howmet Aerospace, Inc.	36,168	2,474,976
Huntington Ingalls Industries, Inc.	3,736	1,088,932
L3Harris Technologies, Inc.	18,043	3,844,963
Lockheed Martin Corp.	2,249	1,023,003
Mercury Systems, Inc.*	5,116	150,922
Northrop Grumman Corp.	29,056	13,907,945
RTX Corp.	206,355	20,125,803
Spirit AeroSystems Holdings, Inc., Class A*	32,296	1,164,917
Textron, Inc.	18,660	1,790,054
TransDigm Group, Inc.	4,200	5,172,720
Woodward, Inc.	5,703	878,947

		92,214,531

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	2,422	184,411
Expeditors International of Washington, Inc.	12,145	1,476,468
FedEx Corp.	22,126	6,410,787
GXO Logistics, Inc.*	11,154	599,639
United Parcel Service, Inc., Class B	49,964	7,426,149

		16,097,454

Building Products (1.0%)
A.O. Smith Corp.	10,304	921,796
Allegion plc	627	84,463
Armstrong World Industries, Inc.	2,958	367,443
AZEK Co., Inc. (The), Class A*	12,573	631,416
Builders FirstSource, Inc.*	37,841	7,891,740
Carlisle Cos., Inc.	4,614	1,807,996
Carrier Global Corp.	79,469	4,619,533
Fortune Brands Innovations, Inc.	12,051	1,020,358
Hayward Holdings, Inc.*	12,654	193,733
Johnson Controls International plc	105,937	6,919,805
Lennox International, Inc.	3,047	1,489,252
Masco Corp.	21,439	1,691,108
Owens Corning	14,762	2,462,301
Trane Technologies plc	25,964	7,794,393

		37,895,337

Commercial Services & Supplies (0.3%)
Cintas Corp.	909	624,510
Clean Harbors, Inc.*	4,824	971,119
Driven Brands Holdings, Inc.*	5,922	93,508
MSA Safety, Inc.	2,919	565,089
RB Global, Inc.	4,069	309,936
Republic Services, Inc.	19,701	3,771,560
Stericycle, Inc.*	8,777	462,987
Tetra Tech, Inc.	4,137	764,145
Veralto Corp.	36,305	3,218,801
Vestis Corp.	11,162	215,092
Waste Management, Inc.	3,919	835,335

		11,832,082

Construction & Engineering (0.2%)
AECOM	12,481	1,224,137
EMCOR Group, Inc.	2,892	1,012,778
MasTec, Inc.*	12,548	1,170,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
MDU Resources Group, Inc.	19,259	$485,327
Quanta Services, Inc.	10,103	2,624,759
Valmont Industries, Inc.	1,847	421,633
WillScot Mobile Mini Holdings Corp.*	13,676	635,934

		7,574,669

Electrical Equipment (1.2%)
Acuity Brands, Inc.	6,625	1,780,336
AMETEK, Inc.	21,937	4,012,277
Eaton Corp. plc	85,301	26,671,917
Emerson Electric Co.	54,455	6,176,286
Generac Holdings, Inc.*	5,798	731,360
Hubbell, Inc., Class B	2,779	1,153,424
nVent Electric plc	15,682	1,182,423
Plug Power, Inc.*	50,118	172,406
Regal Rexnord Corp.	6,305	1,135,530
Sensata Technologies Holding plc	28,706	1,054,658
Sunrun, Inc.*	20,114	265,103
Vertiv Holdings Co., Class A	30,336	2,477,541

		46,813,261

Ground Transportation (0.9%)
Avis Budget Group, Inc.	1,245	152,463
Canadian National Railway Co.	15,254	2,009,104
CSX Corp.	203,031	7,526,359
Hertz Global Holdings, Inc.*	12,515	97,992
JB Hunt Transport Services, Inc.	6,302	1,255,674
Knight-Swift Transportation Holdings, Inc., Class A	14,888	819,138
Landstar System, Inc.	695	133,968
Norfolk Southern Corp.	21,678	5,525,072
Old Dominion Freight Line, Inc.	1,298	284,664
Ryder System, Inc.	4,169	501,072
Saia, Inc.*	2,253	1,318,005
Schneider National, Inc., Class B	5,139	116,347
U-Haul Holding Co. (Nasdaq Stock Exchange)*	453	30,596
U-Haul Holding Co. (New York Stock Exchange)	5,890	392,745
Union Pacific Corp.	65,019	15,990,123
XPO, Inc.*	10,858	1,325,002

		37,478,324

Industrial Conglomerates (1.2%)
3M Co.	52,464	5,564,857
General Electric Co.	103,459	18,160,158
Honeywell International, Inc.	126,651	25,995,118

		49,720,133

Machinery (2.7%)
AGCO Corp.	5,965	733,814
Allison Transmission Holdings, Inc.	7,684	623,633
Caterpillar, Inc.	12,173	4,460,552
CNH Industrial NV	93,191	1,207,755
Crane Co.	4,573	617,949
Cummins, Inc.	13,524	3,984,847
Deere & Co.	1,644	675,257
Donaldson Co., Inc.	6,752	504,239
Dover Corp.	13,303	2,357,159
Esab Corp.	5,378	594,645
Flowserve Corp.	12,467	569,493
Fortive Corp.	33,727	2,901,197
Gates Industrial Corp. plc*	10,653	188,665
Graco, Inc.	9,415	879,926
IDEX Corp.	6,625	1,616,633
Illinois Tool Works, Inc.	21,093	5,659,885
Ingersoll Rand, Inc.	38,600	3,665,070
ITT, Inc.	7,877	1,071,508
Lincoln Electric Holdings, Inc.	346	88,382
Middleby Corp. (The)*	5,070	815,205
Nordson Corp.	5,453	1,497,067
Oshkosh Corp.	57,653	7,189,906
Otis Worldwide Corp.	50,886	5,051,453
PACCAR, Inc.	139,391	17,269,151
Parker-Hannifin Corp.	40,792	22,671,786
Pentair plc	15,642	1,336,452
RBC Bearings, Inc.*	2,695	728,593
Snap-on, Inc.	4,962	1,469,844
Stanley Black & Decker, Inc.	23,854	2,336,022
Timken Co. (The)	5,828	509,542
Westinghouse Air Brake Technologies Corp.#	17,003	2,476,997
Xylem, Inc.	93,450	12,077,478

		107,830,105

Marine Transportation (0.0%)†
Kirby Corp.*	5,618	535,508

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	11,949	513,688
American Airlines Group, Inc.*	38,951	597,898
Delta Air Lines, Inc.	58,081	2,780,337
Southwest Airlines Co.	56,687	1,654,694
United Airlines Holdings, Inc.*	31,149	1,491,414

		7,038,031

Professional Services (0.6%)
Automatic Data Processing, Inc.	5,604	1,399,543
Broadridge Financial Solutions, Inc.	1,833	375,508
CACI International, Inc., Class A*	2,102	796,301
Clarivate plc(x)*	44,862	333,325
Concentrix Corp.	4,185	277,131
Dayforce, Inc.*	13,178	872,515
Dun & Bradstreet Holdings, Inc.	25,965	260,689
Equifax, Inc.	15,719	4,205,147
FTI Consulting, Inc.*	2,585	543,600
Genpact Ltd.	12,670	417,476
Jacobs Solutions, Inc.	11,997	1,844,299
KBR, Inc.	8,114	516,537
Leidos Holdings, Inc.	13,015	1,706,136
ManpowerGroup, Inc.	4,687	363,899
Paycor HCM, Inc.*	3,324	64,618
Robert Half, Inc.	55,113	4,369,359
Science Applications International Corp.	5,022	654,819
SS&C Technologies Holdings, Inc.	20,720	1,333,746
TransUnion	18,413	1,469,357
Verisk Analytics, Inc.	3,085	727,227

		22,531,232

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	9,861	507,250
Core & Main, Inc., Class A*	15,566	891,153
Fastenal Co.	13,592	1,048,487
Ferguson plc	18,426	4,024,791
MSC Industrial Direct Co., Inc., Class A	4,473	434,060
SiteOne Landscape Supply, Inc.*	2,872	501,308
United Rentals, Inc.	5,130	3,699,294
Watsco, Inc.	2,377	1,026,793
WESCO International, Inc.	4,218	722,459

		12,855,595

Total Industrials		450,416,262

Information Technology (10.9%)
Communications Equipment (0.6%)
Ciena Corp.*	14,139	699,174
Cisco Systems, Inc.	416,595	20,792,256
F5, Inc.*	5,636	1,068,529
Juniper Networks, Inc.	30,344	1,124,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.*	6,370	$301,619
Motorola Solutions, Inc.	1,261	447,630
Ubiquiti, Inc.	61	7,067
Viasat, Inc.*	11,140	201,523

		24,642,347

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	27,642	3,188,505
Arrow Electronics, Inc.*	18,107	2,344,132
Avnet, Inc.	8,661	429,412
CDW Corp.	748	191,323
Cognex Corp.	16,467	698,530
Coherent Corp.*	12,379	750,415
Corning, Inc.	72,541	2,390,951
Crane NXT Co.	4,585	283,812
IPG Photonics Corp.*	2,858	259,192
Jabil, Inc.	4,423	592,461
Keysight Technologies, Inc.*	12,591	1,968,981
Littelfuse, Inc.	2,306	558,859
TD SYNNEX Corp.	5,027	568,554
Teledyne Technologies, Inc.*	22,182	9,523,176
Trimble, Inc.*	23,494	1,512,074
Vontier Corp.	9,820	445,435
Zebra Technologies Corp., Class A*	4,002	1,206,363

		26,912,175

IT Services (0.9%)
Accenture plc, Class A	21,671	7,511,385
Akamai Technologies, Inc.*	14,241	1,548,851
Amdocs Ltd.	11,171	1,009,523
Cognizant Technology Solutions Corp., Class A	48,454	3,551,194
DXC Technology Co.*	19,512	413,849
GoDaddy, Inc., Class A*	5,515	654,520
International Business Machines Corp.	86,710	16,558,142
Kyndryl Holdings, Inc.*	21,645	470,995
Okta, Inc.*	13,643	1,427,331
Twilio, Inc., Class A*	13,477	824,119
VeriSign, Inc.*	14,165	2,684,409

		36,654,318

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	65,928	11,899,345
Analog Devices, Inc.	84,098	16,633,743
Applied Materials, Inc.	30,049	6,197,005
Broadcom, Inc.	1,603	2,124,632
Cirrus Logic, Inc.*	5,262	487,051
Entegris, Inc.	13,498	1,897,009
First Solar, Inc.*	10,148	1,712,982
GLOBALFOUNDRIES, Inc.(x)*	7,477	389,627
Intel Corp.	450,164	19,883,744
KLA Corp.	12,969	9,059,754
Lam Research Corp.	9,472	9,202,711
Marvell Technology, Inc.	81,518	5,777,996
Microchip Technology, Inc.	135,206	12,129,330
Micron Technology, Inc.	111,394	13,132,239
MKS Instruments, Inc.	6,326	841,358
NVIDIA Corp.	22,774	20,577,676
NXP Semiconductors NV	44,190	10,948,956
ON Semiconductor Corp.*	41,126	3,024,817
Qorvo, Inc.*	9,333	1,071,708
QUALCOMM, Inc.	89,824	15,207,203
Skyworks Solutions, Inc.	15,162	1,642,348
Teradyne, Inc.	2,454	276,885
Texas Instruments, Inc.	83,109	14,478,419
Universal Display Corp.	2,440	411,018
Wolfspeed, Inc.*	11,820	348,690

		179,356,246

Software (3.3%)
Adobe, Inc.*	29,421	14,845,837
ANSYS, Inc.*	33,048	11,472,944
AppLovin Corp., Class A*	14,879	1,029,924
Aspen Technology, Inc.*	2,618	558,367
Autodesk, Inc.*	37,300	9,713,666
Bentley Systems, Inc., Class B	1,354	70,706
BILL Holdings, Inc.*	9,779	672,013
CCC Intelligent Solutions Holdings, Inc.*	19,175	229,333
Dolby Laboratories, Inc., Class A	5,639	472,379
Dropbox, Inc., Class A*	2,732	66,388
Gen Digital, Inc.	139,944	3,134,746
Guidewire Software, Inc.*	7,775	907,420
HashiCorp, Inc., Class A*	2,929	78,936
Informatica, Inc., Class A*	3,733	130,655
Microsoft Corp.	114,208	48,049,590
nCino, Inc.*	6,057	226,411
NCR Voyix Corp.*	12,300	155,349
Nutanix, Inc., Class A*	17,535	1,082,260
Oracle Corp.	152,778	19,190,444
PTC, Inc.*	5,211	984,566
Roper Technologies, Inc.	10,084	5,655,510
Salesforce, Inc.	28,016	8,437,859
SentinelOne, Inc., Class A*	19,288	449,603
Tyler Technologies, Inc.*	968	411,410
UiPath, Inc., Class A*	8,452	191,607
Unity Software, Inc.*	16,821	449,121
Zoom Video Communications, Inc., Class A*	24,253	1,585,419

		130,252,463

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	140,339	24,065,332
Hewlett Packard Enterprise Co.	122,110	2,165,010
HP, Inc.	65,598	1,982,371
NetApp, Inc.	12,099	1,270,032
Pure Storage, Inc., Class A*	5,919	307,729
Western Digital Corp.*	55,395	3,780,155

		33,570,629

Total Information Technology		431,388,178

Materials (4.2%)
Chemicals (2.7%)
Air Products and Chemicals, Inc.	21,161	5,126,676
Albemarle Corp.	11,165	1,470,877
Ashland, Inc.	4,520	440,112
Axalta Coating Systems Ltd.*	18,835	647,736
Celanese Corp.	9,423	1,619,437
CF Industries Holdings, Inc.	18,354	1,527,236
Chemours Co. (The)	14,169	372,078
Corteva, Inc.	344,820	19,885,769
Dow, Inc.	67,509	3,910,796
DuPont de Nemours, Inc.	112,419	8,619,165
Eastman Chemical Co.	11,304	1,132,887
Ecolab, Inc.	45,564	10,520,728
Element Solutions, Inc.	21,275	531,450
FMC Corp.	10,132	645,408
Ginkgo Bioworks Holdings, Inc., Class A*	134,762	156,324
Huntsman Corp.	16,121	419,630
International Flavors & Fragrances, Inc.	24,350	2,093,857
Linde plc	41,906	19,457,794
LyondellBasell Industries NV, Class A	89,103	9,113,455
Mosaic Co. (The)	31,553	1,024,210
NewMarket Corp.	594	376,964
Olin Corp.	11,669	686,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
PPG Industries, Inc.	35,217	$5,102,943
RPM International, Inc.	85,975	10,226,726
Sherwin-Williams Co. (The)	9,078	3,153,062
Westlake Corp.	3,084	471,235

		108,732,692

Construction Materials (0.5%)
Eagle Materials, Inc.	1,126	305,990
Martin Marietta Materials, Inc.	29,450	18,080,533
Vulcan Materials Co.	9,855	2,689,627

		21,076,150

Containers & Packaging (0.3%)
Amcor plc	137,370	1,306,389
AptarGroup, Inc.	6,216	894,420
Ardagh Metal Packaging SA	957	3,283
Avery Dennison Corp.	5,166	1,153,310
Ball Corp.	29,378	1,978,902
Berry Global Group, Inc.	11,367	687,476
Crown Holdings, Inc.	10,114	801,636
Graphic Packaging Holding Co.	13,497	393,842
International Paper Co.	33,020	1,288,440
Packaging Corp. of America	8,436	1,600,984
Sealed Air Corp.	6,126	227,887
Silgan Holdings, Inc.	7,962	386,635
Sonoco Products Co.	9,319	539,011
Westrock Co.	24,218	1,197,580

		12,459,795

Metals & Mining (0.7%)
Alcoa Corp.	16,947	572,639
ATI, Inc.*	47,162	2,413,279
Cleveland-Cliffs, Inc.*	47,486	1,079,832
Freeport-McMoRan, Inc.	136,295	6,408,591
MP Materials Corp.*	9,913	141,756
Newmont Corp.	110,052	3,944,264
Nucor Corp.	26,712	5,286,305
Reliance, Inc.	5,504	1,839,327
Royal Gold, Inc.	6,250	761,312
SSR Mining, Inc.	19,387	86,466
Steel Dynamics, Inc.	14,875	2,204,921
United States Steel Corp.	21,111	860,906

		25,599,598

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	6,125	513,949

Total Materials		168,382,184

Real Estate (3.1%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	20,214	1,140,878

Health Care REITs (0.2%)
Healthcare Realty Trust, Inc. (REIT), Class A	36,208	512,343
Healthpeak Properties, Inc. (REIT)	52,171	978,206
Medical Properties Trust, Inc. (REIT)	56,581	265,931
Omega Healthcare Investors, Inc. (REIT)	23,329	738,829
Ventas, Inc. (REIT)	38,101	1,658,918
Welltower, Inc. (REIT)	51,213	4,785,343

		8,939,570

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	67,410	1,394,039
Park Hotels & Resorts, Inc. (REIT)	20,355	356,009
Ryman Hospitality Properties, Inc. (REIT)	22,489	2,599,953

		4,350,001

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	25,743	641,516
EastGroup Properties, Inc. (REIT)	4,361	783,977
First Industrial Realty Trust, Inc. (REIT)	12,582	661,058
Prologis, Inc. (REIT)	160,893	20,951,486
Rexford Industrial Realty, Inc. (REIT)	20,066	1,009,320
STAG Industrial, Inc. (REIT)	17,326	666,011

		24,713,368

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	23,452	3,023,197
Boston Properties, Inc. (REIT)	14,954	976,646
Cousins Properties, Inc. (REIT)	14,423	346,729
Highwoods Properties, Inc. (REIT)	9,917	259,627
Kilroy Realty Corp. (REIT)	11,118	405,029
NET Lease Office Properties (REIT)	1,362	32,415
Vornado Realty Trust (REIT)	16,848	484,717

		5,528,360

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	28,971	2,817,140
CoStar Group, Inc.*	21,977	2,122,978
Howard Hughes Holdings, Inc.*	3,209	233,038
Jones Lang LaSalle, Inc.*	4,517	881,221
Zillow Group, Inc., Class A*	5,269	252,175
Zillow Group, Inc., Class C*	14,726	718,334

		7,024,886

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	31,747	1,167,655
Apartment Income REIT Corp. (REIT), Class A	14,182	460,490
AvalonBay Communities, Inc. (REIT)	13,517	2,508,214
Camden Property Trust (REIT)	9,892	973,373
Equity LifeStyle Properties, Inc. (REIT)	107,113	6,898,077
Equity Residential (REIT)	35,574	2,245,075
Essex Property Trust, Inc. (REIT)	6,087	1,490,158
Invitation Homes, Inc. (REIT)	58,286	2,075,564
Mid-America Apartment Communities, Inc. (REIT)	11,072	1,456,854
Sun Communities, Inc. (REIT)	9,163	1,178,179
UDR, Inc. (REIT)	29,533	1,104,830

		21,558,469

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	9,448	539,670
Brixmor Property Group, Inc. (REIT)	28,535	669,146
Federal Realty Investment Trust (REIT)	7,707	787,039
Kimco Realty Corp. (REIT)	62,556	1,226,723
NNN REIT, Inc. (REIT)	17,294	739,146
Realty Income Corp. (REIT)	78,965	4,272,006
Regency Centers Corp. (REIT)	17,226	1,043,207
Simon Property Group, Inc. (REIT)	24,203	3,787,527

		13,064,464

Specialized REITs (0.9%)
Crown Castle, Inc. (REIT)	88,200	9,334,206
CubeSmart (REIT)	21,323	964,226
Digital Realty Trust, Inc. (REIT)	28,810	4,149,792
EPR Properties (REIT)	7,074	300,291
Equinix, Inc. (REIT)	6,315	5,211,959
Extra Space Storage, Inc. (REIT)	19,945	2,931,915
Gaming and Leisure Properties, Inc. (REIT)	24,390	1,123,647
Iron Mountain, Inc. (REIT)	13,946	1,118,609
Lamar Advertising Co. (REIT), Class A	1,897	226,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
National Storage Affiliates Trust (REIT)	7,689	$301,101
Public Storage (REIT)	10,674	3,096,101
Rayonier, Inc. (REIT)	13,992	465,094
SBA Communications Corp. (REIT)	9,207	1,995,157
VICI Properties, Inc. (REIT), Class A	98,637	2,938,396
Weyerhaeuser Co. (REIT)	69,849	2,508,278

		36,665,293

Total Real Estate		122,985,289

Utilities (3.8%)
Electric Utilities (2.4%)
Alliant Energy Corp.	23,959	1,207,534
American Electric Power Co., Inc.	102,458	8,821,634
Avangrid, Inc.(x)	6,772	246,772
Constellation Energy Corp.	30,684	5,671,937
Duke Energy Corp.	141,198	13,655,259
Edison International	36,051	2,549,887
Entergy Corp.	20,187	2,133,362
Evergy, Inc.	21,233	1,133,418
Eversource Energy	33,246	1,987,113
Exelon Corp.	168,148	6,317,320
FirstEnergy Corp.	51,938	2,005,846
Hawaiian Electric Industries, Inc.	10,445	117,715
IDACORP, Inc.	4,813	447,080
NextEra Energy, Inc.	193,185	12,346,453
NRG Energy, Inc.	44,818	3,033,730
OGE Energy Corp.	19,058	653,689
PG&E Corp.	348,981	5,848,922
Pinnacle West Capital Corp.	10,660	796,622
PPL Corp.	70,392	1,937,892
Southern Co. (The)	196,564	14,101,501
Xcel Energy, Inc.	223,347	12,004,901

		97,018,587

Gas Utilities (0.3%)
Atmos Energy Corp.	89,227	10,606,413
National Fuel Gas Co.	8,467	454,847
UGI Corp.	19,916	488,739

		11,549,999

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	24,523	439,697
Brookfield Renewable Corp., Class A	12,700	312,039
Clearway Energy, Inc., Class A	3,304	71,069
Clearway Energy, Inc., Class C	7,808	179,975
Vistra Corp.	49,047	3,416,124

		4,418,904

Multi-Utilities (0.9%)
Ameren Corp.	46,465	3,436,551
CenterPoint Energy, Inc.	142,590	4,062,389
CMS Energy Corp.	27,737	1,673,651
Consolidated Edison, Inc.	33,097	3,005,538
Dominion Energy, Inc.	186,969	9,197,005
DTE Energy Co.	19,649	2,203,439
NiSource, Inc.	39,418	1,090,302
Public Service Enterprise Group, Inc.	47,434	3,167,642
Sempra	60,108	4,317,558
WEC Energy Group, Inc.	30,097	2,471,566

		34,625,641

Water Utilities (0.1%)
American Water Works Co., Inc.	18,584	2,271,151
Essential Utilities, Inc.	23,145	857,522

		3,128,673

Total Utilities		150,741,804

Total Common Stocks (82.7%) (Cost $1,943,335,190)		3,286,832,987

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	417,430
iShares Morningstar Growth ETF	12,800	966,144
iShares Morningstar U.S. Equity ETF	5,416	392,497
iShares Morningstar Value ETF‡	983,010	75,554,148
iShares Russell 1000 ETF	1,631	469,777
iShares Russell 1000 Value ETF	408,988	73,253,841
iShares S&P 500 Value ETF(x)	23,591	4,407,035
SPDR Portfolio S&P 500 Growth ETF(x)	11,700	855,855
SPDR Portfolio S&P 500 Value ETF	978,700	49,032,870
Vanguard Growth ETF	2,990	1,029,158
Vanguard Large-Cap ETF(x)	1,464	351,009
Vanguard Russell 1000 Growth ETF	10,100	875,367
Vanguard Russell 1000 Value(x)	723,000	56,856,720
Vanguard Value ETF	557,601	90,810,899

Total Exchange Traded Funds (9.0%) (Cost $227,133,123)		355,272,750

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $2,342)	4,461	1,673

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	4,999,660	4,999,660
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	1,560,428	1,560,428
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	73,415,619	73,444,986

Total Investment Companies		85,005,074

	Principal Amount	Value (Note 1)
U.S. Government Agency Security (0.0%)†
FHLB 15.10%, 4/1/24(o)(p)	$1,440,000	1,439,396

Total Short-Term Investments (2.2%) (Cost $86,434,518)		86,444,470

Total Investments in Securities (93.9%) (Cost $2,256,905,173)		3,728,551,880
Other Assets Less Liabilities (6.1%)		243,773,108

Net Assets (100%)		$3,972,324,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $37,402,125.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $11,659,039. This was collateralized by $588,014 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 4/18/24 - 2/15/54 and by cash of $11,560,088 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

FHLB — Federal Home Loan Bank

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF	983,010	78,516,022	—	(9,280,296)	966,727	5,351,695	75,554,148	347,172	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	635	6/2024	USD	168,544,875	2,624,977
S&P Midcap 400 E-Mini Index	487	6/2024	USD	149,869,380	3,594,548

					6,219,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$147,744,992	$—	$—	$147,744,992
Consumer Discretionary	197,800,612	—	—	197,800,612
Consumer Staples	224,045,190	12,025,990	—	236,071,180
Energy	226,102,166	—	—	226,102,166
Financials	701,747,217	—	—	701,747,217
Health Care	452,465,891	987,212	—	453,453,103
Industrials	450,416,262	—	—	450,416,262
Information Technology	431,388,178	—	—	431,388,178
Materials	168,382,184	—	—	168,382,184
Real Estate	122,985,289	—	—	122,985,289
Utilities	150,741,804	—	—	150,741,804
Exchange Traded Funds	355,272,750	—	—	355,272,750
Futures	6,219,525	—	—	6,219,525
Right
Health Care	—	—	1,673	1,673
Short-Term Investments
Investment Companies	85,005,074	—	—	85,005,074
U.S. Government Agency Security	—	1,439,396	—	1,439,396

Total Assets	$3,720,317,134	$14,452,598	$1,673	$3,734,771,405

Total Liabilities	$—	$—	$—	$—

Total	$3,720,317,134	$14,452,598	$1,673	$3,734,771,405

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,488,464,441
Aggregate gross unrealized depreciation	(111,309,415)

Net unrealized appreciation	$1,377,155,026

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,357,616,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Brazil (10.9%)
Banco do Brasil SA	896,400	$10,130,389
BB Seguridade Participacoes SA	1,493,500	9,704,742
CCR SA	1,732,810	4,785,146
Engie Brasil Energia SA	388,900	3,118,706
Petroleo Brasileiro SA (ADR)	525,435	7,991,866
Vale SA (ADR), Class B	386,648	4,713,239
Vibra Energia SA	1,019,500	5,081,848

		45,525,936

Chile (0.9%)
Sociedad Quimica y Minera de Chile SA (ADR)(x)	72,850	3,581,306

China (24.9%)
Alibaba Group Holding Ltd. (ADR)	56,322	4,075,460
Anhui Conch Cement Co. Ltd., Class H	1,712,874	3,562,788
China Construction Bank Corp., Class H	18,533,574	11,176,643
China Medical System Holdings Ltd.	2,041,000	2,143,508
China Merchants Bank Co. Ltd., Class H	1,185,281	4,686,970
China Shenhua Energy Co. Ltd., Class H	859,554	3,376,980
China Vanke Co. Ltd., Class H	2,388,289	1,653,851
ENN Natural Gas Co. Ltd., Class A	1,247,196	3,304,596
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,133,898	6,149,998
Hengan International Group Co. Ltd.	1,390,473	4,379,149
Huayu Automotive Systems Co. Ltd., Class A	1,651,696	3,761,619
JD.com, Inc. (ADR)	136,211	3,730,819
Lenovo Group Ltd.	8,428,000	9,766,569
Midea Group Co. Ltd., Class A	730,300	6,525,507
NetEase, Inc. (ADR)	30,157	3,120,345
Ping An Insurance Group Co. of China Ltd., Class H	1,174,000	4,957,352
Sinopharm Group Co. Ltd., Class H	2,799,431	7,171,242
Tencent Holdings Ltd.	113,400	4,401,605
Tingyi Cayman Islands Holding Corp.	4,928,000	5,402,170
Want Want China Holdings Ltd.	5,065,000	2,989,728
Weichai Power Co. Ltd., Class H	4,092,906	7,802,087

		104,138,986

Egypt (0.7%)
Commercial International Bank - Egypt (CIB) (Registered) (GDR)(m)(x)*	1,853,910	2,955,133

Greece (1.8%)
National Bank of Greece SA*	571,434	4,473,263
OPAP SA	165,518	2,978,532

		7,451,795

Hong Kong (0.9%)
ASMPT Ltd.	314,512	3,954,053

Hungary (3.0%)
MOL Hungarian Oil & Gas plc	499,097	4,047,268
OTP Bank Nyrt.	189,405	8,717,381

		12,764,649

India (6.2%)
Axis Bank Ltd.	296,167	3,718,667
Hindalco Industries Ltd.	389,962	2,619,540
Indus Towers Ltd.*	2,392,015	8,350,291
Infosys Ltd. (ADR)	231,827	4,156,658
Tata Consultancy Services Ltd.	72,407	3,365,262
UPL Ltd.	722,563	3,950,586

		26,161,004

Indonesia (4.3%)
Astra International Tbk. PT	13,626,996	4,426,303
Bank Mandiri Persero Tbk. PT	13,514,356	6,179,696
Telkom Indonesia Persero Tbk. PT (ADR)*	194,237	4,323,715
United Tractors Tbk. PT	2,086,100	3,180,793

		18,110,507

Mexico (6.1%)
America Movil SAB de CV (ADR)	279,143	5,208,809
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	19,996	3,262,747
Grupo Financiero Banorte SAB de CV, Class O	491,547	5,223,417
Grupo Mexico SAB de CV	641,679	3,794,222
Kimberly-Clark de Mexico SAB de CV, Class A	2,172,273	5,062,038
Ternium SA (ADR)	67,415	2,805,812

		25,357,045

Portugal (2.1%)
Galp Energia SGPS SA	536,101	8,857,776

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)*	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (7.9%)
Anglo American plc	144,584	3,561,775
Bidvest Group Ltd. (The)(x)	316,680	4,054,808
Life Healthcare Group Holdings Ltd.	4,719,483	4,283,417
Nedbank Group Ltd.(x)	536,374	6,475,852
Sanlam Ltd.(x)	1,367,955	5,011,742
Standard Bank Group Ltd.(x)	473,175	4,627,822
Vodacom Group Ltd.	949,835	4,942,251

		32,957,667

South Korea (11.2%)
Coway Co. Ltd.	82,270	3,440,521
Doosan Bobcat, Inc.	38,551	1,546,335
Hyundai Mobis Co. Ltd.	23,210	4,508,386
KB Financial Group, Inc.	142,008	7,415,534
Kia Corp.	33,273	2,768,116
KT Corp.	192,025	5,413,072
KT&G Corp.	44,634	3,106,560
Samsung Electronics Co. Ltd.	75,023	4,502,773
Shinhan Financial Group Co. Ltd.	206,427	7,237,404
SK Hynix, Inc.	53,548	7,088,025

		47,026,726

Taiwan (14.0%)
ASE Technology Holding Co. Ltd.	2,413,000	11,686,690
Globalwafers Co. Ltd.	232,000	4,023,310
Hon Hai Precision Industry Co. Ltd.	987,000	4,795,679
MediaTek, Inc.	228,000	8,264,096
Novatek Microelectronics Corp.	298,000	5,484,463
Taiwan Semiconductor Manufacturing Co. Ltd.	807,429	19,401,406
Yageo Corp.	266,000	4,937,085

		58,592,729

Thailand (1.7%)
Kasikornbank PCL	980,267	3,331,363
PTT Exploration & Production PCL	886,800	3,645,632

		6,976,995

United Kingdom (1.3%)
Unilever plc	112,628	5,652,586

Total Common Stocks (97.9%) (Cost $401,545,034)		410,064,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.0%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	8,396,062	$8,396,062

Total Short-Term Investment (2.0%) (Cost $8,396,062)		8,396,062

Total Investments in Securities (99.9%) (Cost $409,941,096)		418,460,955
Other Assets Less Liabilities (0.1%)		221,636

Net Assets (100%)		$418,682,591

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $2,955,133 or 0.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $13,877,675. This was collateralized by $6,611,271 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/15/24 - 11/15/53 and by cash of $8,396,062 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Financials	$106,023,370	25.3%
Information Technology	91,426,069	21.8
Consumer Discretionary	43,020,806	10.3
Communication Services	35,760,088	8.5
Energy	31,100,315	7.4
Industrials	29,458,732	7.0
Consumer Staples	26,592,231	6.4
Materials	25,007,962	6.0
Health Care	13,598,167	3.3
Investment Company	8,396,062	2.0
Utilities	6,423,302	1.5
Real Estate	1,653,851	0.4
Cash and Other	221,636	0.1

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$45,525,936	$—	$—		$45,525,936
Chile	3,581,306	—	—		3,581,306
China	10,926,624	93,212,362	—		104,138,986
Egypt	—	2,955,133	—		2,955,133
Greece	—	7,451,795	—		7,451,795
Hong Kong	—	3,954,053	—		3,954,053
Hungary	—	12,764,649	—		12,764,649
India	4,156,658	22,004,346	—		26,161,004
Indonesia	4,323,715	13,786,792	—		18,110,507
Mexico	11,277,368	14,079,677	—		25,357,045
Portugal	—	8,857,776	—		8,857,776
Russia	—	—	—	(a)	—	(a)
South Africa	—	32,957,667	—		32,957,667
South Korea	—	47,026,726	—		47,026,726
Taiwan	—	58,592,729	—		58,592,729
Thailand	—	6,976,995	—		6,976,995
United Kingdom	—	5,652,586	—		5,652,586
Short-Term Investment
Investment Company	8,396,062	—	—		8,396,062

Total Assets	$88,187,669	$330,273,286	$—		$418,460,955

Total Liabilities	$—	$—	$—		$—

Total	$88,187,669	$330,273,286	$—		$418,460,955

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,796,152
Aggregate gross unrealized depreciation	(60,538,945)

Net unrealized appreciation	$6,257,207

Federal income tax cost of investments in securities and derivative instruments, if applicable	$412,203,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.5%)
American Airlines Pass- Through Trust,
Series 2021-1 A
2.875%, 7/11/34	$14,538,326	$12,321,231

Total Asset-Backed Security		12,321,231

Corporate Bonds (47.8%)
Communication Services (6.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.
3.500%, 6/1/41	15,543,000	12,138,654
4.300%, 12/15/42	12,705,000	10,849,520
4.750%, 5/15/46(x)	7,610,000	6,809,052
4.550%, 3/9/49(x)	7,826,000	6,666,925
Bell Canada (The)
4.300%, 7/29/49	1,313,000	1,094,673
Telefonica Emisiones SA
7.045%, 6/20/36	1,443,000	1,615,750
5.213%, 3/8/47	4,800,000	4,425,497
4.895%, 3/6/48	640,000	562,829
TELUS Corp.
4.300%, 6/15/49	1,866,000	1,530,340
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,468,530
2.850%, 9/3/41	9,110,000	6,554,538
4.862%, 8/21/46	4,360,000	4,087,255
3.700%, 3/22/61	155,000	112,687

		62,916,250

Entertainment (0.4%)
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	265,472
Walt Disney Co. (The)
6.150%, 3/1/37	429,000	466,546
4.625%, 3/23/40	1,522,000	1,439,805
Warnermedia Holdings, Inc.
5.050%, 3/15/42	7,570,000	6,493,428

		8,665,251

Media (2.4%)
Charter Communications Operating LLC
6.484%, 10/23/45	5,309,000	4,925,106
5.375%, 5/1/47	5,109,000	4,127,715
5.750%, 4/1/48	1,040,000	877,427
3.900%, 6/1/52	2,045,000	1,296,060
3.950%, 6/30/62	1,493,000	898,547
Comcast Corp.
3.250%, 11/1/39	6,253,000	4,882,032
3.750%, 4/1/40	210,000	173,518
3.969%, 11/1/47	2,640,000	2,126,154
4.049%, 11/1/52	225,000	181,528
2.937%, 11/1/56	40,000	25,043
2.987%, 11/1/63	289,000	176,184
Discovery Communications LLC
5.200%, 9/20/47	978,000	819,384
Fox Corp.
5.476%, 1/25/39	5,372,000	5,084,149
5.576%, 1/25/49	5,509,000	5,118,699
Grupo Televisa SAB
6.625%, 1/15/40	4,800,000	4,896,000
5.000%, 5/13/45	400,000	337,750
6.125%, 1/31/46	6,600,000	6,508,920
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,925,761
Paramount Global
6.875%, 4/30/36	4,187,000	3,946,282
5.900%, 10/15/40	1,328,000	1,101,727
4.850%, 7/1/42	710,000	515,302
4.375%, 3/15/43	678,000	460,397
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,534,807
4.500%, 9/15/42(x)	4,211,000	3,116,056

		63,054,548

Wireless Telecommunication Services (1.2%)
America Movil SAB de CV
6.125%, 3/30/40	3,914,000	4,128,272
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	1,021,569
5.000%, 3/15/44	3,712,000	3,394,627
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	7,107,455
3.600%, 11/15/60	5,889,000	4,136,092
Vodafone Group plc
6.150%, 2/27/37	4,169,000	4,458,803
4.375%, 2/19/43	400,000	344,404
5.250%, 5/30/48	1,460,000	1,395,043
4.875%, 6/19/49	5,530,000	4,939,410

		30,925,675

Total Communication Services		165,561,724

Consumer Discretionary (2.5%)
Automobile Components (0.0%)†
Aptiv plc
5.400%, 3/15/49	428,000	389,530

Automobiles (0.3%)
General Motors Co.
5.150%, 4/1/38	1,991,000	1,853,633
5.200%, 4/1/45	5,833,000	5,219,864

		7,073,497

Broadline Retail (1.0%)
Alibaba Group Holding Ltd.
3.150%, 2/9/51	200,000	133,202
Amazon.com, Inc.
4.800%, 12/5/34	3,283,000	3,311,753
3.875%, 8/22/37	322,000	291,020
2.875%, 5/12/41	7,880,000	5,996,430
4.950%, 12/5/44(x)	2,136,000	2,133,411
4.050%, 8/22/47	5,610,000	4,869,836
3.250%, 5/12/61	41,000	28,649
eBay, Inc.
4.000%, 7/15/42(x)	4,984,000	4,036,829
3.650%, 5/10/51	6,826,000	5,060,265
JD.com, Inc.
4.125%, 1/14/50	2,400,000	1,889,200

		27,750,595

Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.
4.875%, 12/9/45	6,916,000	6,434,738
4.450%, 3/1/47	2,590,000	2,264,304
4.450%, 9/1/48	4,100,000	3,592,042
3.625%, 9/1/49	67,000	50,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Starbucks Corp.
4.500%, 11/15/48	$251,000	$218,691

		12,560,480

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,634,958

Leisure Products (0.2%)
Hasbro, Inc.
5.100%, 5/15/44	5,060,000	4,314,016

Specialty Retail (0.4%)
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	398,203
5.950%, 4/1/41	79,000	84,296
4.250%, 4/1/46	1,522,000	1,311,609
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	100,166
3.000%, 10/15/50	394,000	258,748
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	7,421,782

		9,574,804

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,216,770
3.375%, 3/27/50	150,000	113,395

		1,330,165

Total Consumer Discretionary		65,628,045

Consumer Staples (3.7%)
Beverages (1.4%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	355,072
4.900%, 2/1/46	4,672,000	4,425,183
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	340,000	319,408
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	166,120
4.350%, 6/1/40	13,250,000	11,914,996
5.550%, 1/23/49	5,305,000	5,532,137
5.800%, 1/23/59	819,000	877,099
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	569,588
2.750%, 6/1/60	1,068,000	682,537
Diageo Capital plc
5.875%, 9/30/36	727,000	783,484
3.875%, 4/29/43	922,000	783,834
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	9,632,216
PepsiCo, Inc.
3.450%, 10/6/46	719,000	561,722

		36,603,396

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	131,911
4.450%, 2/1/47	3,500,000	2,995,642
Sysco Corp.
6.600%, 4/1/40	1,713,000	1,892,701
Target Corp.
3.625%, 4/15/46	1,628,000	1,284,164
Walmart, Inc.
5.250%, 9/1/35	469,000	490,304
4.050%, 6/29/48	3,609,000	3,122,850

		9,917,572

Food Products (1.0%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,715,616
Conagra Brands, Inc.
5.400%, 11/1/48	10,853,000	10,078,628
General Mills, Inc.
5.400%, 6/15/40	147,000	144,897
4.700%, 4/17/48	390,000	353,669
JBS USA LUX SA
4.375%, 2/2/52	970,000	698,245
6.500%, 12/1/52	2,330,000	2,309,982
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	669,901
Pilgrim’s Pride Corp.
6.875%, 5/15/34	2,920,000	3,107,814
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,835,690
5.100%, 9/28/48	3,472,000	3,124,466

		25,038,908

Household Products (0.3%)
Colgate-Palmolive Co.
4.000%, 8/15/45	3,777,000	3,318,672
3.700%, 8/1/47	5,314,000	4,436,830

		7,755,502

Tobacco (0.6%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	630,207
5.950%, 2/14/49	3,077,000	3,114,626
BAT Capital Corp.
4.390%, 8/15/37	1,050,000	879,236
7.079%, 8/2/43	4,940,000	5,278,486
4.540%, 8/15/47	2,010,000	1,539,698
7.081%, 8/2/53	2,860,000	3,082,762
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	64,385
4.250%, 11/10/44	623,000	519,963
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,251,631

		16,360,994

Total Consumer Staples		95,676,372

Energy (4.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Holdings LLC
4.080%, 12/15/47	1,496,000	1,232,922
Halliburton Co.
5.000%, 11/15/45	3,190,000	2,995,659
NOV, Inc.
3.950%, 12/1/42	357,000	270,036

		4,498,617

Oil, Gas & Consumable Fuels (3.8%)
Apache Corp.
5.100%, 9/1/40	9,850,000	8,451,328
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,209,976
2.939%, 6/4/51	2,365,000	1,574,329
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	266,353
Chevron Corp.
3.078%, 5/11/50	7,201,000	5,148,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
ConocoPhillips Co.
4.025%, 3/15/62	$1,298,000	$1,020,536
Devon Energy Corp.
5.600%, 7/15/41	854,000	821,552
Diamondback Energy, Inc.
4.400%, 3/24/51	2,455,000	2,027,917
Enbridge, Inc.
4.500%, 6/10/44	2,155,000	1,839,165
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,275,927
6.500%, 2/1/42	5,950,000	6,271,305
5.000%, 5/15/44(e)	69,000	60,600
6.125%, 12/15/45	37,000	37,219
5.300%, 4/15/47	538,000	488,556
5.400%, 10/1/47	982,000	907,813
Enterprise Products Operating LLC
6.125%, 10/15/39	6,522,000	6,972,213
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,227,524
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,978,156
4.327%, 3/19/50	6,275,000	5,534,987
Hess Corp.
5.800%, 4/1/47	1,250,000	1,284,349
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	628,027
Marathon Oil Corp.
6.600%, 10/1/37(x)	1,319,000	1,380,314
5.200%, 6/1/45	2,820,000	2,522,162
Marathon Petroleum Corp.
6.500%, 3/1/41	268,000	290,827
4.750%, 9/15/44	1,055,000	929,727
5.000%, 9/15/54	2,494,000	2,227,807
MPLX LP
5.200%, 3/1/47	2,449,000	2,251,086
5.500%, 2/15/49	880,000	835,857
Occidental Petroleum Corp.
6.200%, 3/15/40	2,900,000	2,965,772
6.600%, 3/15/46(x)	4,540,000	4,873,424
ONEOK Partners LP
6.125%, 2/1/41	86,000	88,239
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,882,045
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	5,241,868
Phillips 66
4.650%, 11/15/34	258,000	245,100
5.875%, 5/1/42	1,742,000	1,823,503
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	7,163,749
TotalEnergies Capital International SA
3.127%, 5/29/50	2,850,000	2,014,796
TransCanada PipeLines Ltd.
5.000%, 10/16/43	567,000	512,889
5.100%, 3/15/49	3,003,000	2,784,878
Transcontinental Gas Pipe Line Co. LLC
4.600%, 3/15/48	2,340,000	2,054,068
Valero Energy Corp.
6.625%, 6/15/37	1,214,000	1,320,424
Williams Cos., Inc. (The)
6.300%, 4/15/40	3,874,000	4,070,898
5.100%, 9/15/45	1,435,000	1,325,131

		100,830,873

Total Energy		105,329,490

Financials (7.5%)
Banks (3.4%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38(k)	1,495,000	1,340,649
5.875%, 2/7/42	12,210,000	12,963,485
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48(k)	4,559,000	3,983,143
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50(k)	152,000	129,918
(SOFR + 1.56%), 2.972%, 7/21/52(k)	2,458,000	1,643,095
Citigroup, Inc.
6.125%, 8/25/36	750,000	782,084
(SOFR + 4.55%), 5.316%, 3/26/41(k)(x)	6,496,000	6,394,310
5.875%, 1/30/42	980,000	1,034,629
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48(k)	2,778,000	2,346,708
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	404,713
5.250%, 8/4/45(x)	6,825,000	6,658,562
Fifth Third Bancorp
8.250%, 3/1/38	1,758,000	2,110,632
HSBC Bank USA NA
7.000%, 1/15/39	7,457,000	8,537,327
HSBC Holdings plc
6.800%, 6/1/38	267,000	294,161
6.100%, 1/14/42(x)	5,777,000	6,223,989
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38(k)	159,000	136,835
5.400%, 1/6/42	163,000	165,147
(SOFR + 1.46%), 3.157%, 4/22/42(k)	70,000	52,938
5.625%, 8/16/43	7,704,000	7,913,878
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	27,916
(Zero Coupon), 6/29/37	135,000	74,589
Mitsubishi UFJ Financial Group, Inc.
4.153%, 3/7/39	7,707,000	6,946,198
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	1,093,273
2.930%, 9/17/41	212,000	160,377
6.184%, 7/13/43	7,050,000	7,801,793
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	4,004,000	2,981,283
5.606%, 1/15/44	151,000	148,716
3.900%, 5/1/45	408,000	331,771
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51(k)	4,593,000	4,322,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Westpac Banking Corp.
3.133%, 11/18/41	$1,540,000	$1,088,331

		88,093,062

Capital Markets (1.4%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	873,412
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 3.210%, 4/22/42(k)	6,790,000	5,099,348
(SOFR + 1.47%), 2.908%, 7/21/42(k)	178,000	128,022
4.800%, 7/8/44	6,797,000	6,253,690
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	5,339,632
3.000%, 9/15/60	2,430,000	1,524,620
Moody’s Corp.
5.250%, 7/15/44	55,000	53,893
4.875%, 12/17/48	6,262,000	5,811,040
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	4,001,720
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	73,027
Raymond James Financial, Inc.
4.950%, 7/15/46(x)	2,201,000	2,018,070
3.750%, 4/1/51	3,680,000	2,778,603
UBS AG
4.500%, 6/26/48	3,200,000	2,895,767
UBS Group AG
4.875%, 5/15/45	919,000	850,304

		37,701,148

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,578,895

Financial Services (0.5%)
Mastercard, Inc.
3.950%, 2/26/48	493,000	419,592
3.650%, 6/1/49	64,000	51,420
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,442,999
Shell International Finance BV
4.125%, 5/11/35	222,000	207,022
5.500%, 3/25/40	4,250,000	4,422,896
4.000%, 5/10/46	820,000	689,183
3.250%, 4/6/50	5,890,000	4,264,892

		14,498,004

Insurance (2.1%)
Alleghany Corp.
3.250%, 8/15/51	850,000	598,196
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	953,686
3.850%, 8/10/49(x)	2,664,000	2,092,246
American International Group, Inc.
4.800%, 7/10/45	4,360,000	4,049,882
4.750%, 4/1/48	6,870,000	6,285,329
Aon Corp.
2.900%, 8/23/51	5,200,000	3,288,500
Aon Global Ltd.
4.750%, 5/15/45	846,000	756,180
Arthur J Gallagher & Co.
6.750%, 2/15/54	3,250,000	3,679,741
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48(x)	5,950,000	5,222,483
Chubb Corp. (The)
6.000%, 5/11/37	328,000	354,320
Chubb INA Holdings, Inc.
4.350%, 11/3/45	6,282,000	5,581,920
Fidelity National Financial, Inc.
3.200%, 9/17/51	4,340,000	2,757,817
Hartford Financial Services Group, Inc. (The)
4.400%, 3/15/48	7,230,000	6,234,916
2.900%, 9/15/51	166,000	107,889
Lincoln National Corp.
7.000%, 6/15/40	480,000	529,564
Marsh & McLennan Cos., Inc.
4.900%, 3/15/49	23,000	21,356
5.700%, 9/15/53	780,000	808,679
MetLife, Inc.
5.700%, 6/15/35	126,000	131,180
6.400%, 12/15/36	170,000	173,400
10.750%, 8/1/39	175,000	236,250
4.875%, 11/13/43	686,000	640,042
Progressive Corp. (The)
4.125%, 4/15/47	832,000	708,317
3.950%, 3/26/50	691,000	559,689
Prudential Financial, Inc.
4.600%, 5/15/44	1,333,000	1,199,402
3.935%, 12/7/49	7,385,000	5,816,168
Travelers Cos., Inc. (The)
6.250%, 6/15/37	204,000	224,055
3.750%, 5/15/46	871,000	697,865
4.000%, 5/30/47	174,000	145,505
2.550%, 4/27/50	172,000	108,659

		53,963,236

Total Financials		196,834,345

Health Care (7.4%)
Biotechnology (1.5%)
AbbVie, Inc.
4.500%, 5/14/35	433,000	415,396
4.050%, 11/21/39	6,970,000	6,201,327
4.400%, 11/6/42	31,000	28,155
4.450%, 5/14/46	297,000	265,975
4.875%, 11/14/48	5,889,000	5,596,381
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,423,528
5.150%, 11/15/41	8,059,000	7,774,472
5.600%, 3/2/43	1,500,000	1,525,174
4.563%, 6/15/48	1,009,000	884,967
5.650%, 3/2/53	680,000	691,907
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	2,006,781
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,684,310
3.150%, 5/1/50	1,279,000	851,107
Gilead Sciences, Inc.
5.650%, 12/1/41	1,510,000	1,549,386
4.750%, 3/1/46	1,570,000	1,437,093
4.150%, 3/1/47	804,000	672,314

		39,008,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
4.750%, 11/30/36	$2,006,000	$1,989,067
6.150%, 11/30/37	470,000	523,431
4.750%, 4/15/43	150,000	143,755
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	914,542
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	129,939
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	3,987,363
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	299,792
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	2,955,756
Medtronic, Inc.
4.625%, 3/15/45	1,529,000	1,433,505
Stryker Corp.
4.375%, 5/15/44	157,000	139,083
4.625%, 3/15/46	144,000	131,403

		12,647,636

Health Care Providers & Services (2.8%)
Banner Health
2.907%, 1/1/42	5,162,000	3,808,511
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	1,007,488
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	909,109
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,340,303
Children’s Health System of Texas
2.511%, 8/15/50	2,010,000	1,262,916
Cigna Group (The)
3.200%, 3/15/40	7,987,000	6,028,171
6.125%, 11/15/41	261,000	278,202
4.800%, 7/15/46	1,279,000	1,156,471
CommonSpirit Health
3.910%, 10/1/50	1,192,000	929,781
CVS Health Corp.
4.780%, 3/25/38	480,000	443,984
2.700%, 8/21/40	219,000	151,566
5.125%, 7/20/45	2,245,000	2,064,938
5.050%, 3/25/48	10,191,000	9,212,402
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,476,528
3.125%, 5/15/50	3,631,000	2,518,383
3.600%, 3/15/51	1,927,000	1,444,938
HCA, Inc.
5.500%, 6/15/47	6,086,000	5,790,159
5.250%, 6/15/49	1,030,000	941,935
3.500%, 7/15/51	419,000	288,339
5.900%, 6/1/53	4,960,000	4,982,798
Humana, Inc.
4.950%, 10/1/44	909,000	821,710
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	3,161,868
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	950,821
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	449,989
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	2,910,189
Rady Children’s Hospital-San Diego
Series 21A
3.154%, 8/15/51	964,000	692,640
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	526,726
3.361%, 8/15/50	2,003,000	1,471,477
UnitedHealth Group, Inc.
6.625%, 11/15/37	469,000	538,959
4.750%, 7/15/45(x)	3,023,000	2,836,288
4.250%, 4/15/47	96,000	82,839
3.700%, 8/15/49	4,300,000	3,377,658
3.875%, 8/15/59	12,294,000	9,465,846
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	613,412

		73,937,344

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,789,427

Pharmaceuticals (2.5%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	7,872,848
4.375%, 11/16/45	1,084,000	970,782
4.375%, 8/17/48	5,814,000	5,180,232
Eli Lilly and Co.
4.150%, 3/15/59	673,000	565,734
GlaxoSmithKline Capital, Inc.
4.200%, 3/18/43	1,011,000	900,771
Johnson & Johnson
3.700%, 3/1/46	6,183,000	5,155,734
3.750%, 3/3/47	1,568,000	1,303,985
3.500%, 1/15/48	3,142,000	2,499,320
Merck & Co., Inc.
4.150%, 5/18/43	232,000	204,383
4.000%, 3/7/49	4,607,000	3,875,640
Mylan, Inc.
5.400%, 11/29/43	920,000	802,436
5.200%, 4/15/48	1,440,000	1,190,229
Novartis Capital Corp.
4.000%, 11/20/45	4,815,000	4,145,953
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,598,650
5.340%, 5/19/63	4,670,000	4,550,433
Pfizer, Inc.
3.900%, 3/15/39	33,000	28,423
7.200%, 3/15/39	1,681,000	2,026,707
4.300%, 6/15/43	179,000	159,286
4.125%, 12/15/46	227,000	201,448
4.200%, 9/15/48	4,713,000	4,084,773
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	6,881,000	5,197,947
3.175%, 7/9/50	400,000	277,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Viatris, Inc.
3.850%, 6/22/40	$7,200,000	$5,289,757
4.000%, 6/22/50	8,000,000	5,479,378

		64,562,571

Total Health Care		191,945,251

Industrials (3.9%)
Aerospace & Defense (1.4%)
Boeing Co. (The)
5.705%, 5/1/40	7,503,000	7,177,369
3.850%, 11/1/48	38,000	26,635
5.805%, 5/1/50	11,061,000	10,473,662
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	2,858,895
L3Harris Technologies, Inc.
5.054%, 4/27/45	896,000	851,394
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,355,231
4.750%, 6/1/43	402,000	368,582
5.250%, 5/1/50	12,515,000	12,208,908
RTX Corp.
4.350%, 4/15/47	298,000	253,398

		35,574,074

Air Freight & Logistics (0.4%)
FedEx Corp.
3.900%, 2/1/35	65,000	57,816
4.400%, 1/15/47	7,305,000	6,114,344
United Parcel Service, Inc.
6.200%, 1/15/38	113,000	124,718
3.400%, 9/1/49(x)	3,564,000	2,682,921

		8,979,799

Building Products (0.0%)†
Johnson Controls International plc
6.000%, 1/15/36	596,000	625,768

Commercial Services & Supplies (0.3%)
Ford Foundation (The)
Series 2020
2.815%, 6/1/70	3,280,000	1,998,710
Republic Services, Inc.
3.050%, 3/1/50	1,435,000	995,958
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,701,080
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	925,063

		7,620,811

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	658,160
3.915%, 9/15/47	329,000	269,604
Rockwell Automation, Inc.
4.200%, 3/1/49(x)	2,973,000	2,554,321

		3,482,085

Ground Transportation (1.1%)
Burlington Northern Santa Fe LLC
5.750%, 5/1/40	4,740,000	5,010,624
4.400%, 3/15/42	92,000	82,676
4.900%, 4/1/44	1,890,000	1,803,293
4.700%, 9/1/45	2,771,000	2,558,171
4.125%, 6/15/47	539,000	454,075
Canadian National Railway Co.
3.650%, 2/3/48	264,000	209,235
Canadian Pacific Railway Co.
5.950%, 5/15/37	1,543,000	1,607,185
3.100%, 12/2/51	830,000	571,413
6.125%, 9/15/15	1,880,000	1,975,898
CSX Corp.
6.150%, 5/1/37	32,000	34,826
4.100%, 3/15/44	32,000	27,256
4.750%, 11/15/48	4,706,000	4,318,176
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	206,004
3.942%, 11/1/47	7,186,000	5,729,269
4.050%, 8/15/52	1,015,000	818,912
3.155%, 5/15/55	4,276,000	2,824,341
Union Pacific Corp.
3.750%, 2/5/70	1,156,000	849,208

		29,080,562

Industrial Conglomerates (0.3%)
3M Co.
4.000%, 9/14/48	31,000	24,909
3.250%, 8/26/49	3,076,000	2,115,738
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	3,133,232
2.800%, 6/1/50	2,915,000	2,015,596

		7,289,475

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	28,080
3.803%, 8/15/42	522,000	437,222
4.750%, 5/15/64	522,000	481,244
Deere & Co.
3.900%, 6/9/42	503,000	433,370
2.875%, 9/7/49	804,000	563,585
3.750%, 4/15/50	665,000	545,025
Parker-Hannifin Corp.
4.000%, 6/14/49	7,155,000	5,820,594

		8,309,120

Total Industrials		100,961,694

Information Technology (4.2%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	31,575

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc.
4.750%, 3/15/42	201,000	180,667
5.350%, 11/15/48	5,255,000	5,076,177

		5,256,844

IT Services (0.5%)
International Business Machines Corp.
5.600%, 11/30/39	5,135,000	5,330,473
2.850%, 5/15/40	8,975,000	6,575,913
4.700%, 2/19/46	319,000	289,602

		12,195,988

Semiconductors & Semiconductor Equipment (1.8%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,192,423
4.350%, 4/1/47	2,900,000	2,609,629
2.750%, 6/1/50	3,128,000	2,125,805
Broadcom, Inc.
3.500%, 2/15/41§	1,116,000	862,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Intel Corp.
4.600%, 3/25/40	$8,955,000	$8,326,810
4.800%, 10/1/41	87,000	82,040
5.625%, 2/10/43	5,260,000	5,418,690
4.100%, 5/19/46	1,472,000	1,240,974
4.100%, 5/11/47	909,000	758,840
4.750%, 3/25/50	4,561,000	4,122,356
KLA Corp.
5.000%, 3/15/49	8,644,000	8,291,729
NXP BV
3.250%, 5/11/41	3,363,000	2,485,930
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,145,088
4.300%, 5/20/47	801,000	704,202
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	348,462
TSMC Arizona Corp.
3.125%, 10/25/41	8,600,000	6,885,375
4.500%, 4/22/52	800,000	771,680

		47,372,840

Software (1.1%)
Microsoft Corp.
3.500%, 2/12/35	141,000	129,784
3.450%, 8/8/36	65,000	58,222
4.450%, 11/3/45	925,000	888,472
3.700%, 8/8/46	997,000	845,305
3.950%, 8/8/56	4,796,000	4,076,618
3.041%, 3/17/62	70,000	48,622
Oracle Corp.
3.900%, 5/15/35	215,000	188,315
6.500%, 4/15/38	346,000	374,233
3.600%, 4/1/40	6,377,000	5,003,320
4.500%, 7/8/44(x)	1,011,000	864,685
4.125%, 5/15/45	870,000	700,703
4.000%, 11/15/47	4,340,000	3,370,292
6.900%, 11/9/52	5,220,000	5,982,309
5.550%, 2/6/53	5,910,000	5,763,496
4.375%, 5/15/55	305,000	244,691

		28,539,067

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
4.500%, 2/23/36	439,000	434,994
4.650%, 2/23/46	6,400,000	6,133,227
3.850%, 8/4/46	4,660,000	3,941,312
4.250%, 2/9/47	1,000,000	906,821
2.850%, 8/5/61	1,734,000	1,108,087
Dell International LLC
8.350%, 7/15/46	250,000	322,550
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)(x)	3,298,000	3,510,887
HP, Inc.
6.000%, 9/15/41	930,000	965,376

		17,323,254

Total Information Technology		110,719,568

Materials (2.0%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,010,773
Dow Chemical Co. (The)
5.550%, 11/30/48	6,791,000	6,658,852
DuPont de Nemours, Inc.
5.319%, 11/15/38	4,616,000	4,587,441
5.419%, 11/15/48	8,454,000	8,388,387
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	961,510
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,468,557
3.950%, 12/1/47	202,000	170,173
LYB International Finance III LLC
4.200%, 10/15/49	1,020,000	796,119
Nutrien Ltd.
4.125%, 3/15/35	145,000	131,312
5.800%, 3/27/53	1,560,000	1,584,931
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	161,640

		25,919,695

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	35,661

Containers & Packaging (0.2%)
International Paper Co.
6.000%, 11/15/41	4,800,000	4,964,267
4.800%, 6/15/44	258,000	232,216
4.400%, 8/15/47	492,000	412,496
Packaging Corp. of America
4.050%, 12/15/49	898,000	720,306

		6,329,285

Metals & Mining (0.8%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,484,231
BHP Billiton Finance USA Ltd.
5.500%, 9/8/53	3,350,000	3,442,635
Freeport-McMoRan, Inc.
5.400%, 11/14/34	690,000	681,733
5.450%, 3/15/43	2,100,000	2,006,033
Nucor Corp.
5.200%, 8/1/43	559,000	553,981
4.400%, 5/1/48	3,428,000	3,029,611
Rio Tinto Alcan, Inc.
5.750%, 6/1/35	747,000	778,837
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	82,988
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,200,810
Southern Copper Corp.
7.500%, 7/27/35	139,000	159,871
6.750%, 4/16/40	2,858,000	3,165,235
5.875%, 4/23/45	121,000	120,733
Vale Overseas Ltd.
6.875%, 11/10/39	980,000	1,048,294
Vale SA
5.625%, 9/11/42	2,170,000	2,124,566

		19,879,558

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	509,812

Total Materials		52,674,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.8%)
Diversified REITs (0.4%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	$6,281,000	$5,658,728
VICI Properties LP (REIT)
5.625%, 5/15/52	3,450,000	3,196,080

		8,854,808

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	447,496
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,349,893
4.950%, 9/1/48	1,523,000	1,404,211

		5,201,600

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,996,951
2.125%, 10/15/50	284,000	157,240

		2,154,191

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	441,230
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	177,562

		618,792

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
6.400%, 3/1/34	50,000	53,528
4.250%, 4/1/45	760,000	608,266
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	2,052,153

		2,713,947

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	282,736

Total Real Estate		19,826,074

Utilities (5.4%)
Electric Utilities (3.9%)
AEP Transmission Co. LLC
4.250%, 9/15/48	30,000	25,039
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,350,799
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	454,370
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	213,247
4.000%, 3/1/48	347,000	279,615
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,617,861
Duke Energy Carolinas LLC
6.050%, 4/15/38	5,463,000	5,781,557
4.250%, 12/15/41	293,000	252,347
3.450%, 4/15/51	5,398,000	3,888,296
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,483,170
3.500%, 6/15/51	467,000	326,574
6.100%, 9/15/53	6,050,000	6,356,955
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,716,541
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,312,427
Eversource Energy
3.450%, 1/15/50	3,723,000	2,623,173
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,805,760
Florida Power & Light Co.
5.690%, 3/1/40	408,000	422,985
4.050%, 10/1/44	7,794,000	6,607,371
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,144,770
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,035,453
Nevada Power Co.
Series N
6.650%, 4/1/36	745,000	809,291
NSTAR Electric Co.
4.400%, 3/1/44	563,000	494,544
Oncor Electric Delivery Co. LLC
3.750%, 4/1/45	1,227,000	984,585
3.800%, 9/30/47	804,000	629,931
Pacific Gas and Electric Co.
4.500%, 7/1/40(x)	9,440,000	7,996,199
4.200%, 6/1/41	9,666,000	7,733,109
3.500%, 8/1/50	11,087,000	7,552,840
6.750%, 1/15/53	5,680,000	6,147,888
PacifiCorp
6.000%, 1/15/39	6,808,000	7,085,700
4.150%, 2/15/50	338,000	265,515
2.900%, 6/15/52	5,791,000	3,530,309
PECO Energy Co.
2.850%, 9/15/51	1,077,000	693,410
Public Service Co. of Colorado
6.500%, 8/1/38	4,110,000	4,513,523
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,072,000	852,662
2.050%, 8/1/50	1,438,000	809,712
Southern California Edison Co.
4.050%, 3/15/42	40,000	33,257
4.650%, 10/1/43	341,000	301,599
4.000%, 4/1/47	1,031,000	813,054
Series H
3.650%, 6/1/51	7,241,000	5,300,878
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	1,650,000	1,251,702
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,661,254
8.875%, 11/15/38	2,047,000	2,719,886
Series B
6.000%, 1/15/36	698,000	735,976

		102,615,134

Gas Utilities (0.2%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,567,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	$32,000	$26,052
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,162,515

		4,756,280

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,090,329

Multi-Utilities (1.1%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	3,480,000	3,400,422
4.500%, 2/1/45	1,770,000	1,585,562
2.850%, 5/15/51	82,000	52,522
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,297,136
4.500%, 5/15/58	431,000	362,833
Series 05-A
5.300%, 3/1/35	34,000	34,082
Series 08-B
6.750%, 4/1/38	4,025,000	4,528,620
Series E
4.650%, 12/1/48	61,000	53,697
Consumers Energy Co.
3.950%, 5/15/43	854,000	716,070
3.750%, 2/15/50	793,000	630,811
3.100%, 8/15/50	215,000	151,651
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	389,173
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,918,141
San Diego Gas & Electric Co.
2.950%, 8/15/51	2,526,000	1,702,185
Sempra
3.800%, 2/1/38	2,230,000	1,847,130
4.000%, 2/1/48	912,000	709,613
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	123,331

		28,502,979

Water Utilities (0.1%)
American Water Capital Corp.
4.300%, 9/1/45	1,417,000	1,231,222
4.150%, 6/1/49	2,197,000	1,838,311

		3,069,533

Total Utilities		140,034,255

Total Corporate Bonds		1,245,190,829

Foreign Government Securities (3.0%)
Hungary Government Bond
7.625%, 3/29/41	68,000	78,646
Italian Republic Government Bond
4.000%, 10/17/49	437,000	312,941
3.875%, 5/6/51	5,199,000	3,582,524
Oriental Republic of Uruguay
5.750%, 10/28/34	230,000	242,794
7.625%, 3/21/36	377,768	456,745
Republic of Chile
3.100%, 5/7/41	10,909,000	8,072,012
4.340%, 3/7/42(x)	8,600,000	7,506,188
4.000%, 1/31/52	1,800,000	1,422,562
5.330%, 1/5/54	5,800,000	5,584,313
3.100%, 1/22/61	2,453,000	1,546,923
Republic of Indonesia
3.050%, 3/12/51	500,000	354,219
5.450%, 9/20/52	5,200,000	5,253,625
3.350%, 3/12/71	485,000	323,131
Republic of Panama
6.700%, 1/26/36	368,000	356,224
Republic of Peru
3.550%, 3/10/51	7,084,000	5,104,022
2.780%, 12/1/60	635,000	366,514
3.230%, 7/28/21	577,000	332,316
Republic of Philippines
2.650%, 12/10/45	408,000	270,173
5.950%, 10/13/47	6,000,000	6,416,250
5.500%, 1/17/48(x)	200,000	202,772
Republic of Poland
5.500%, 4/4/53	6,040,000	6,038,248
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,542,640
4.500%, 4/3/20	950,000	710,125
United Mexican States
6.350%, 2/9/35	5,200,000	5,372,250
4.280%, 8/14/41	10,597,000	8,519,988
5.550%, 1/21/45	615,000	573,295
5.000%, 4/27/51(x)	5,064,000	4,266,420
4.400%, 2/12/52	3,800,000	2,910,562
3.771%, 5/24/61(x)	810,000	527,513

Total Foreign Government Securities		79,245,935

Municipal Bonds (1.8%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	3,973,712
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	3,969,753
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,319,040
Commonwealth of Massachusetts
2.900%, 9/1/49	1,615,000	1,159,982
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.750%, 7/1/34	2,165,000	2,245,537
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,679,279
Golden State Tobacco Securitization Corp., ST APPROP
2.746%, 6/1/34	3,200,000	2,694,811
3.115%, 6/1/38	3,040,000	2,464,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	$4,900,000	$3,427,770
Metropolitan Transportation Authority
5.175%, 11/15/49	580,000	537,790
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	165,000
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,493,714
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,272,256
4.458%, 10/1/62	3,900,000	3,492,505
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	10,903
State of California
7.625%, 3/1/40	4,735,000	5,775,205
7.600%, 11/1/40	2,980,000	3,680,432
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,329,839
State of Illinois
6.725%, 4/1/35	456,923	481,632
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.140%, 8/1/40	1,100,000	1,100,000
Texas Transportation Commission
2.472%, 10/1/44	745,000	519,091

Total Municipal Bonds		47,793,115

Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	2,846,000	2,935,253
Inter-American Development Bank
3.200%, 8/7/42	31,000	25,013
4.375%, 1/24/44	27,000	25,694

Total Supranational		2,985,960

U.S. Government Agency Securities (0.5%)
FHLB
5.500%, 7/15/36	4,730,000	5,204,411
FNMA
5.625%, 7/15/37	5,251,000	5,843,788
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,649,886
5.250%, 9/15/39	172,000	180,334
4.250%, 9/15/65	1,226,000	1,075,292

Total U.S. Government Agency Securities		13,953,711

U.S. Treasury Obligations (44.8%)
U.S. Treasury Bonds
1.125%, 5/15/40	63,048,500	39,434,870
1.125%, 8/15/40	59,330,000	36,754,994
1.375%, 11/15/40	11,115,000	7,155,281
1.875%, 2/15/41	106,407,700	74,252,623
4.750%, 2/15/41	11,721,200	12,277,957
2.250%, 5/15/41	148,378,700	109,753,870
2.000%, 11/15/41	76,507,800	53,742,017
3.625%, 8/15/43	26,270,600	23,393,150
2.875%, 11/15/46	22,082,000	17,034,194
3.000%, 5/15/47	49,467,900	38,901,749
2.750%, 8/15/47	11,726,000	8,787,171
2.750%, 11/15/47	12,637,000	9,457,086
3.000%, 2/15/48	21,407,600	16,764,827
3.125%, 5/15/48	21,211,700	16,982,617
3.375%, 11/15/48	155,374,900	130,005,100
3.000%, 2/15/49	50,932,000	39,758,553
2.875%, 5/15/49	1,346,800	1,025,883
2.375%, 11/15/49	114,774,200	78,727,928
2.375%, 5/15/51	140,146,400	95,299,552
2.000%, 8/15/51	9,413,000	5,840,473
1.875%, 11/15/51	60,000	36,000
2.250%, 2/15/52	32,029,100	21,104,176
2.875%, 5/15/52	81,110,100	61,466,248
3.000%, 8/15/52	49,377,000	38,406,048
4.000%, 11/15/52	42,346,800	39,865,544
3.625%, 2/15/53	145,763,400	128,157,922
3.625%, 5/15/53	26,417,900	23,256,007
4.125%, 8/15/53	32,071,000	30,885,723
4.750%, 11/15/53	9,705,000	10,378,284

Total U.S. Treasury Obligations		1,168,905,847

Total Long-Term Debt Securities (98.5%) (Cost $3,102,172,367)		2,570,396,628

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,921,210	5,921,210
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	3,152,297	3,153,558
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		15,074,768

Total Short-Term Investments (0.6%) (Cost $15,075,035)		15,074,768

Total Investments in Securities (99.1%) (Cost $3,117,247,402)		2,585,471,396
Other Assets Less Liabilities (0.9%)		22,376,028

Net Assets (100%)		$2,607,847,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $862,807 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $11,899,789. This was collateralized by $188,815 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.501%, maturing 4/30/24 – 11/15/53 and by cash of $11,921,210 which was subsequently invested in investment companies.

Glossary:

BAM — Build America Mutual Assurance Co.

CME — Chicago Mercantile Exchange

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

ST APPROP — State Appropriation

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$12,321,231	$—	$12,321,231
Corporate Bonds
Communication Services	—	165,561,724	—	165,561,724
Consumer Discretionary	—	65,628,045	—	65,628,045
Consumer Staples	—	95,676,372	—	95,676,372
Energy	—	105,329,490	—	105,329,490
Financials	—	196,834,345	—	196,834,345
Health Care	—	191,945,251	—	191,945,251
Industrials	—	100,961,694	—	100,961,694
Information Technology	—	110,719,568	—	110,719,568
Materials	—	52,674,011	—	52,674,011
Real Estate	—	19,826,074	—	19,826,074
Utilities	—	140,034,255	—	140,034,255
Foreign Government Securities	—	79,245,935	—	79,245,935
Municipal Bonds	—	47,793,115	—	47,793,115
Short-Term Investments
Investment Companies	15,074,768	—	—	15,074,768
Supranational	—	2,985,960	—	2,985,960
U.S. Government Agency Securities	—	13,953,711	—	13,953,711
U.S. Treasury Obligations	—	1,168,905,847	—	1,168,905,847

Total Assets	$15,074,768	$2,570,396,628	$—	$2,585,471,396

Total Liabilities	$—	$—	$—	$—

Total	$15,074,768	$2,570,396,628	$—	$2,585,471,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,867,129
Aggregate gross unrealized depreciation	(549,336,657)

Net unrealized depreciation	$(538,469,528)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,123,940,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (20.2%)
Entertainment (7.9%)
Netflix, Inc.*	70,896	$43,057,268
Walt Disney Co. (The)	212,390	25,988,040

		69,045,308

Interactive Media & Services (12.3%)
Alphabet, Inc., Class A*	220,900	33,340,437
Alphabet, Inc., Class C*	57,905	8,816,616
Meta Platforms, Inc., Class A	133,752	64,947,296

		107,104,349

Total Communication Services		176,149,657

Consumer Discretionary (14.5%)
Automobile Components (0.9%)
Mobileye Global, Inc., Class A(x)*	230,911	7,423,788

Automobiles (3.5%)
Tesla, Inc.*	174,254	30,632,111

Broadline Retail (6.6%)
Alibaba Group Holding Ltd. (ADR)	81,244	5,878,816
Amazon.com, Inc.*	288,389	52,019,608

		57,898,424

Hotels, Restaurants & Leisure (3.0%)
Starbucks Corp.	132,376	12,097,843
Yum China Holdings, Inc.	166,794	6,636,733
Yum! Brands, Inc.	52,636	7,297,981

		26,032,557

Textiles, Apparel & Luxury Goods (0.5%)
Under Armour, Inc., Class A*	621,860	4,589,327

Total Consumer Discretionary		126,576,207

Consumer Staples (4.2%)
Beverages (4.2%)
Boston Beer Co., Inc. (The), Class A*	21,499	6,544,726
Monster Beverage Corp.*	506,987	30,054,189

Total Consumer Staples		36,598,915

Financials (9.7%)
Capital Markets (3.8%)
FactSet Research Systems, Inc.	24,745	11,243,881
MSCI, Inc.	20,473	11,474,093
SEI Investments Co.	154,455	11,105,314

		33,823,288

Financial Services (5.9%)
Block, Inc., Class A*	119,083	10,072,040
PayPal Holdings, Inc.*	111,208	7,449,824
Visa, Inc., Class A	121,288	33,849,055

		51,370,919

Total Financials		85,194,207

Health Care (12.9%)
Biotechnology (4.6%)
Alnylam Pharmaceuticals, Inc.*	89,515	13,378,017
CRISPR Therapeutics AG(x)*	101,273	6,902,767
Regeneron Pharmaceuticals, Inc.*	20,710	19,933,168

		40,213,952

Health Care Equipment & Supplies (1.1%)
Intuitive Surgical, Inc.*	23,293	9,296,004

Health Care Technology (2.9%)
Doximity, Inc., Class A*	377,380	10,155,296
Veeva Systems, Inc., Class A*	67,443	15,625,869

		25,781,165

Life Sciences Tools & Services (1.0%)
Illumina, Inc.*	66,963	9,195,359

Pharmaceuticals (3.3%)
Novartis AG (ADR)	62,670	6,062,069
Novo Nordisk A/S (ADR)	127,487	16,369,331
Roche Holding AG (ADR)(x)	189,434	6,046,733

		28,478,133

Total Health Care		112,964,613

Industrials (5.9%)
Aerospace & Defense (4.2%)
Boeing Co. (The)*	191,711	36,998,306

Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc.	78,372	9,527,684

Machinery (0.6%)
Deere & Co.	12,875	5,288,277

Total Industrials		51,814,267

Information Technology (27.4%)
IT Services (1.5%)
Shopify, Inc., Class A*	163,126	12,588,433

Semiconductors & Semiconductor Equipment (11.6%)
ARM Holdings plc (ADR)(x)*	160,760	20,093,393
NVIDIA Corp.	72,620	65,616,527
QUALCOMM, Inc.	94,573	16,011,209

		101,721,129

Software (14.3%)
Autodesk, Inc.*	97,103	25,287,563
Microsoft Corp.	64,707	27,223,529
Oracle Corp.	280,976	35,293,395
Salesforce, Inc.	66,581	20,052,866
Workday, Inc., Class A*	62,479	17,041,147

		124,898,500

Total Information Technology		239,208,062

Total Common Stocks (94.8%) (Cost $401,657,063)		828,505,928

SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,607,552	3,607,552
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	14,847,702	14,853,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	3,000,000	$3,000,000

Total Investment Companies		27,461,193

Total Short-Term Investments (3.1%) (Cost $27,462,304)		27,461,193

Total Investments in Securities (97.9%) (Cost $429,119,367)		855,967,121
Other Assets Less Liabilities (2.1%)		18,110,269

Net Assets (100%)		$874,077,390

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $12,313,823. This was collateralized by $2,739 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/25/24 – 2/15/54 and by cash of $12,607,552 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$176,149,657	$—	$—	$176,149,657
Consumer Discretionary	126,576,207	—	—	126,576,207
Consumer Staples	36,598,915	—	—	36,598,915
Financials	85,194,207	—	—	85,194,207
Health Care	112,964,613	—	—	112,964,613
Industrials	51,814,267	—	—	51,814,267
Information Technology	239,208,062	—	—	239,208,062
Short-Term Investments
Investment Companies	27,461,193	—	—	27,461,193

Total Assets	$855,967,121	$—	$—	$855,967,121

Total Liabilities	$—	$—	$—	$—

Total	$855,967,121	$—	$—	$855,967,121

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$480,945,346
Aggregate gross unrealized depreciation	(54,424,011)

Net unrealized appreciation	$426,521,335

Federal income tax cost of investments in securities and derivative instruments, if applicable	$429,445,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.1%)
Aristocrat Leisure Ltd.	294,529	$8,252,982
Lottery Corp. Ltd. (The)	744,880	2,499,816
WiseTech Global Ltd.	71,968	4,406,062

		15,158,860

Brazil (0.3%)
Hypera SA*	546,299	3,598,859

Canada (6.4%)
Agnico Eagle Mines Ltd.	298,066	17,773,276
Canadian Pacific Kansas City Ltd.	154,724	13,641,938
Element Fleet Management Corp.	697,114	11,265,605
Franco-Nevada Corp.	157,362	18,750,306
RB Global, Inc.	288,949	22,007,950

		83,439,075

China (3.3%)
Alibaba Group Holding Ltd.	704,200	6,320,516
China Resources Gas Group Ltd.	1,384,600	4,413,723
Kingsoft Corp. Ltd.	1,035,000	3,186,894
Ping An Insurance Group Co. of China Ltd., Class H	1,178,000	4,974,243
Prosus NV	175,488	5,504,631
Tencent Holdings Ltd.	303,900	11,795,835
Yum China Holdings, Inc.(Hong Kong Stock exchange)	52,900	2,083,044
Yum China Holdings, Inc.(New York Stock exchange)	123,683	4,921,347

		43,200,233

France (13.2%)
Air Liquide SA	137,970	28,704,029
Capgemini SE	105,856	24,359,446
Dassault Systemes SE	302,091	13,375,382
EssilorLuxottica SA	130,671	29,562,334
Kering SA	22,067	8,721,688
LVMH Moet Hennessy Louis Vuitton SE	50,626	45,534,910
Pernod Ricard SA	114,725	18,559,472
Sodexo SA	48,303	4,141,837

		172,959,098

Germany (10.2%)
Deutsche Boerse AG	75,938	15,537,211
GEA Group AG	274,801	11,618,622
Merck KGaA	68,292	12,053,529
SAP SE	352,967	68,718,888
Symrise AG, Class A	136,683	16,360,738
Zalando SE(m)*	315,092	9,004,931

		133,293,919

Hong Kong (1.9%)
AIA Group Ltd.	3,719,569	24,973,278

India (3.2%)
HDFC Bank Ltd.	786,929	13,661,395
ITC Ltd.	846,305	4,346,569
Kotak Mahindra Bank Ltd.	266,020	5,695,018
Reliance Industries Ltd.	360,063	12,829,342
UPL Ltd.	992,024	5,423,854

		41,956,178

Ireland (0.4%)
Kingspan Group plc	57,956	5,280,932

Japan (10.6%)
Chugai Pharmaceutical Co. Ltd.	234,300	8,924,388
Hitachi Ltd.	645,000	58,607,313
Kose Corp.	27,800	1,485,311
LY Corp.	2,393,100	6,046,775
Mitsubishi Heavy Industries Ltd.	842,000	7,592,350
Nitto Denko Corp.	165,300	15,041,667
Nomura Research Institute Ltd.	315,800	8,880,701
Oracle Corp.	99,700	7,471,902
Resonac Holdings Corp.	355,900	8,242,736
Sugi Holdings Co. Ltd.	315,700	5,384,710
Terumo Corp.	638,600	11,641,014

		139,318,867

Macau (0.5%)
Sands China Ltd.*	2,182,400	6,148,273

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O	1,348,093	14,325,490

Netherlands (4.6%)
Akzo Nobel NV	143,692	10,724,430
ASML Holding NV	18,493	17,800,437
Heineken NV	313,585	30,224,721
Pluxee NV*	48,303	1,427,860

		60,177,448

Peru (1.0%)
Credicorp Ltd.	75,266	12,752,318

Singapore (1.6%)
DBS Group Holdings Ltd.	633,600	16,906,949
Singapore Technologies Engineering Ltd.	1,325,000	3,944,825

		20,851,774

South Korea (1.6%)
Amorepacific Corp.	83,822	7,546,315
NAVER Corp.	47,154	6,553,399
SK Hynix, Inc.	49,271	6,521,888

		20,621,602

Spain (2.0%)
Amadeus IT Group SA	406,978	26,098,215

Sweden (1.9%)
Assa Abloy AB, Class B	854,168	24,506,259

Switzerland (3.2%)
Novartis AG (Registered)	211,606	20,500,101
Sika AG (Registered)	38,004	11,318,816
Sonova Holding AG (Registered)	34,160	9,889,867

		41,708,784

Taiwan (5.1%)
Delta Electronics, Inc.	1,193,000	12,767,432
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	399,966	54,415,374

		67,182,806

Thailand (0.5%)
Advanced Info Service PCL	493,100	2,756,900
Kasikornbank PCL	1,108,300	3,766,474

		6,523,374

United Kingdom (8.4%)
Burberry Group plc	308,084	4,716,729
Diageo plc	639,492	23,612,730
Flutter Entertainment plc*	97,418	19,414,773
London Stock Exchange Group plc	80,917	9,692,079
Ocado Group plc*	155,389	892,561
Reckitt Benckiser Group plc	341,563	19,451,401
Rolls-Royce Holdings plc*	6,080,166	32,745,306

		110,525,579

United States (16.9%)
Experian plc	414,132	18,053,944
Haleon plc	1,962,680	8,251,542
Linde plc	90,681	42,105,002
Nestle SA (Registered)	420,543	44,649,323
QIAGEN NV*	268,943	11,500,062
Roche Holding AG	154,356	39,314,269
Schneider Electric SE	237,106	53,628,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris SA	233,316	$4,610,123

		222,113,114

Total Common Stocks (99.0%) (Cost $809,487,726)		1,296,714,335

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (0.7%)
FHLB
15.10%, 4/1/24(o)(p)	$9,149,000	9,145,163

Total Short-Term Investment (0.7%) (Cost $9,149,000)		9,145,163

Total Investments in Securities (99.7%) (Cost $818,636,726)		1,305,859,498
Other Assets Less Liabilities (0.3%)		3,637,708

Net Assets (100%)		$1,309,497,206

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $9,004,931 or 0.7% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Industrials	$264,321,753	20.2%
Information Technology	218,717,512	16.7
Materials	174,444,854	13.3
Consumer Staples	164,404,655	12.6
Consumer Discretionary	153,363,692	11.7
Health Care	146,984,423	11.2
Financials	122,284,455	9.4
Communication Services	30,339,803	2.3
Energy	17,439,465	1.3
U.S. Government Agency Security	9,145,163	0.7
Utilities	4,413,723	0.3
Cash and Other	3,637,708	0.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$15,158,860	$—	$15,158,860
Brazil	3,598,859	—	—	3,598,859
Canada	83,439,075	—	—	83,439,075
China	4,921,347	38,278,886	—	43,200,233
France	—	172,959,098	—	172,959,098
Germany	—	133,293,919	—	133,293,919
Hong Kong	—	24,973,278	—	24,973,278
India	—	41,956,178	—	41,956,178
Ireland	—	5,280,932	—	5,280,932
Japan	—	139,318,867	—	139,318,867
Macau	—	6,148,273	—	6,148,273
Mexico	—	14,325,490	—	14,325,490
Netherlands	—	60,177,448	—	60,177,448
Peru	12,752,318	—	—	12,752,318
Singapore	—	20,851,774	—	20,851,774
South Korea	—	20,621,602	—	20,621,602
Spain	—	26,098,215	—	26,098,215
Sweden	—	24,506,259	—	24,506,259
Switzerland	—	41,708,784	—	41,708,784
Taiwan	54,415,374	12,767,432	—	67,182,806
Thailand	—	6,523,374	—	6,523,374
United Kingdom	—	110,525,579	—	110,525,579
United States	42,105,002	180,008,112	—	222,113,114
Short-Term Investment
U.S. Government Agency Security	—	9,145,163	—	9,145,163

Total Assets	$201,231,975	$1,104,627,523	$—	$1,305,859,498

Total Liabilities	$—	$—	$—	$—

Total	$201,231,975	$1,104,627,523	$—	$1,305,859,498

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$537,223,508
Aggregate gross unrealized depreciation	(59,092,545)

Net unrealized appreciation	$478,130,963

Federal income tax cost of investments in securities and derivative instruments, if applicable	$827,728,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.7%)
Glencore plc	2,464,658	$13,541,174
Woodside Energy Group Ltd.	923,954	18,363,886

		31,905,060

Brazil (1.4%)
Petroleo Brasileiro SA (ADR)	421,952	6,287,085
Wheaton Precious Metals Corp.	228,830	10,778,010

		17,065,095

Canada (3.5%)
Agnico Eagle Mines Ltd.	147,621	8,802,442
Franco-Nevada Corp.	280,378	33,408,150

		42,210,592

Denmark (1.4%)
Jyske Bank A/S (Registered)	61,260	5,178,322
Novonesis (Novozymes) B	116,061	6,808,952
Sydbank A/S	85,988	4,451,177

		16,438,451

France (12.5%)
Capgemini SE	76,229	17,541,719
Cie de Saint-Gobain SA	197,373	15,316,477
Dassault Systemes SE	153,269	6,786,139
EssilorLuxottica SA	75,136	16,998,381
Legrand SA	276,384	29,286,933
L’Oreal SA	8,460	4,003,590
LVMH Moet Hennessy Louis Vuitton SE	6,472	5,821,158
Pernod Ricard SA	114,727	18,559,795
TotalEnergies SE	520,719	35,656,030

		149,970,222

Germany (9.6%)
adidas AG	40,332	9,007,021
Bayer AG (Registered)	85,356	2,618,014
Beiersdorf AG	64,089	9,330,769
Deutsche Boerse AG	113,624	23,247,914
GEA Group AG	250,215	10,579,123
Knorr-Bremse AG	122,904	9,294,908
LEG Immobilien SE*	41,991	3,605,132
SAP SE	119,534	23,271,988
Symrise AG, Class A	75,379	9,022,746
TAG Immobilien AG*	120,161	1,643,133
Vonovia SE	318,613	9,418,357
Zalando SE(m)*	153,194	4,378,091

		115,417,196

Ireland (3.6%)
AIB Group plc	4,829,893	24,511,274
Bank of Ireland Group plc	1,818,671	18,541,592

		43,052,866

Israel (0.7%)
Nice Ltd. (ADR)*	34,074	8,880,366

Italy (1.0%)
Ryanair Holdings plc (ADR)	80,729	11,753,335

Japan (14.3%)
Chiba Bank Ltd. (The)	1,163,900	9,668,412
Disco Corp.	7,700	2,807,260
Ezaki Glico Co. Ltd.	158,700	4,424,059
Hachijuni Bank Ltd. (The)	377,200	2,537,840
Hirose Electric Co. Ltd.	88,500	9,061,633
Kose Corp.	31,700	1,693,682
Lion Corp.	341,900	3,053,566
M3, Inc.	475,600	6,814,483
Mebuki Financial Group, Inc.	1,508,600	4,941,965
Mitsubishi Electric Corp.	1,108,300	18,460,685
Nitto Denko Corp.	58,400	5,314,176
Nomura Research Institute Ltd.	306,600	8,621,986
North Pacific Bank Ltd.	560,100	1,627,983
Olympus Corp.	417,800	5,998,734
Resona Holdings, Inc.	3,770,200	23,211,959
Rohto Pharmaceutical Co. Ltd.	630,100	12,201,996
Shimadzu Corp.	580,000	16,103,448
SMC Corp.	14,200	7,967,684
Taisei Corp.	155,200	5,641,865
Toyo Suisan Kaisha Ltd.	263,800	16,103,685
Yokogawa Electric Corp.	232,000	5,322,605

		171,579,706

Netherlands (3.5%)
ASML Holding NV	11,149	10,731,470
Euronext NV(m)	136,845	13,021,427
Wolters Kluwer NV	115,911	18,157,345

		41,910,242

Norway (0.9%)
Aker BP ASA	431,652	10,746,249

Portugal (0.5%)
Galp Energia SGPS SA	391,221	6,463,983

South Korea (2.6%)
Samsung Electronics Co. Ltd.	514,294	30,867,190

Spain (3.6%)
Amadeus IT Group SA	215,607	13,826,197
Banco de Sabadell SA	4,448,220	6,982,490
CaixaBank SA	4,581,091	22,205,799

		43,014,486

Sweden (1.3%)
Epiroc AB, Class A	461,256	8,665,787
Svenska Cellulosa AB SCA, Class B	443,907	6,813,707

		15,479,494

Switzerland (6.2%)
Chocoladefabriken Lindt & Spruengli AG	314	3,756,789
Cie Financiere Richemont SA (Registered)	43,483	6,629,608
Givaudan SA (Registered)	1,013	4,510,959
Julius Baer Group Ltd.	123,381	7,125,001
Schindler Holding AG	37,953	9,557,162
SGS SA (Registered)*	106,211	10,304,887
Sika AG (Registered)	30,866	9,192,890
UBS Group AG (Registered)	749,848	23,064,571

		74,141,867

Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	225,684	30,704,308

United Kingdom (7.6%)
Croda International plc	77,366	4,786,680
Diageo plc	466,235	17,215,354
Hiscox Ltd.	372,606	5,831,530
IMI plc	788,545	18,064,007
Intertek Group plc	182,850	11,504,589
NatWest Group plc	7,120,462	23,860,727
Ocado Group plc*	446,266	2,563,372
Spirax-Sarco Engineering plc	55,335	7,019,027

		90,845,286

United States (17.0%)
Agilent Technologies, Inc.	116,818	16,998,187
Analog Devices, Inc.	78,941	15,613,740
Bruker Corp.	152,201	14,297,762
Cadence Design Systems, Inc.*	112,780	35,106,158
CRH plc	239,950	20,698,087
Experian plc	381,896	16,648,627
Haleon plc	4,449,531	18,706,815
Roche Holding AG	62,611	15,946,939
Schneider Electric SE	172,995	39,128,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	37,881	$10,417,275

		203,561,756

Total Common Stocks (96.4%) (Cost $910,968,910)		1,156,007,750

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (2.8%)
FHLB
15.10%, 4/1/24(o)(p)	$33,906,000	33,891,780

Total Short-Term Investment (2.8%) (Cost $33,906,000)		33,891,780

Total Investments in Securities (99.2%) (Cost $944,874,910)		1,189,899,530
Other Assets Less Liabilities (0.8%)		9,576,347

Net Assets (100%)		$1,199,475,877

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $17,399,518 or 1.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

Sector Weightings as of March 31, 2024	Market Value	% of Net Assets
Industrials	$247,350,607	20.6%
Financials	230,427,258	19.2
Information Technology	221,420,010	18.5
Materials	133,677,973	11.2
Consumer Staples	111,613,472	9.3
Health Care	79,672,500	6.6
Energy	77,517,233	6.5
Consumer Discretionary	39,662,075	3.3
U.S. Government Agency Security	33,891,780	2.8
Real Estate	14,666,622	1.2
Cash and Other	9,576,347	0.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$31,905,060	$—	$31,905,060
Brazil	17,065,095	—	—	17,065,095
Canada	42,210,592	—	—	42,210,592
Denmark	—	16,438,451	—	16,438,451
France	—	149,970,222	—	149,970,222
Germany	—	115,417,196	—	115,417,196
Ireland	—	43,052,866	—	43,052,866
Israel	8,880,366	—	—	8,880,366
Italy	11,753,335	—	—	11,753,335
Japan	—	171,579,706	—	171,579,706
Netherlands	—	41,910,242	—	41,910,242
Norway	—	10,746,249	—	10,746,249
Portugal	—	6,463,983	—	6,463,983
South Korea	—	30,867,190	—	30,867,190
Spain	—	43,014,486	—	43,014,486
Sweden	—	15,479,494	—	15,479,494
Switzerland	—	74,141,867	—	74,141,867
Taiwan	30,704,308	—	—	30,704,308
United Kingdom	—	90,845,286	—	90,845,286
United States	113,131,209	90,430,547	—	203,561,756
Short-Term Investment
U.S. Government Agency Security	—	33,891,780	—	33,891,780

Total Assets	$223,744,905	$966,154,625	$—	$1,189,899,530

Total Liabilities	$—	$—	$—	$—

Total	$223,744,905	$966,154,625	$—	$1,189,899,530

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291,738,621
Aggregate gross unrealized depreciation	(47,488,060)

Net unrealized appreciation	$244,250,561

Federal income tax cost of investments in securities and derivative instruments, if applicable	$945,648,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Entertainment (5.3%)
Spotify Technology SA*	56,828	$14,996,909
Take-Two Interactive Software, Inc.*	77,660	11,531,734

Total Communication Services		26,528,643

Consumer Discretionary (12.6%)
Diversified Consumer Services (2.1%)
Bright Horizons Family Solutions, Inc.*	93,368	10,584,196

Hotels, Restaurants & Leisure (5.8%)
Chipotle Mexican Grill, Inc.*	3,954	11,493,368
DraftKings, Inc., Class A*	185,560	8,426,280
Hyatt Hotels Corp., Class A	59,282	9,462,593

		29,382,241

Specialty Retail (3.5%)
O’Reilly Automotive, Inc.*	9,431	10,646,467
Ulta Beauty, Inc.*	12,943	6,767,636

		17,414,103

Textiles, Apparel & Luxury Goods (1.2%)
Lululemon Athletica, Inc.*	15,284	5,970,695

Total Consumer Discretionary		63,351,235

Consumer Staples (1.3%)
Household Products (1.3%)
Church & Dwight Co., Inc.	64,460	6,723,822

Total Consumer Staples		6,723,822

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Diamondback Energy, Inc.	34,306	6,798,420

Total Energy		6,798,420

Financials (8.6%)
Capital Markets (5.8%)
Ares Management Corp., Class A	37,659	5,007,894
Morningstar, Inc.	23,377	7,208,766
MSCI, Inc.	29,905	16,760,257

		28,976,917

Insurance (2.8%)
Arthur J Gallagher & Co.	56,414	14,105,756

Total Financials		43,082,673

Health Care (17.5%)
Biotechnology (2.1%)
Argenx SE (ADR)*	8,136	3,203,306
Ascendis Pharma A/S (ADR)*	49,149	7,429,854

		10,633,160

Health Care Equipment & Supplies (4.3%)
IDEXX Laboratories, Inc.*	15,374	8,300,884
STERIS plc	58,801	13,219,641

		21,520,525

Health Care Technology (2.0%)
Veeva Systems, Inc., Class A*	43,687	10,121,841

Life Sciences Tools & Services (9.1%)
Agilent Technologies, Inc.	73,483	10,692,511
Bruker Corp.	97,936	9,200,108
ICON plc*	25,710	8,637,274
Waters Corp.*	18,612	6,406,809
West Pharmaceutical Services, Inc.	26,477	10,477,214

		45,413,916

Total Health Care		87,689,442

Industrials (21.4%)
Aerospace & Defense (4.3%)
Howmet Aerospace, Inc.	210,979	14,437,293
TransDigm Group, Inc.	5,547	6,831,685

		21,268,978

Commercial Services & Supplies (4.9%)
Copart, Inc.*	281,214	16,287,915
Waste Connections, Inc.	47,846	8,229,990

		24,517,905

Electrical Equipment (2.8%)
AMETEK, Inc.	77,355	14,148,230

Machinery (4.2%)
Ingersoll Rand, Inc.	84,824	8,054,039
Westinghouse Air Brake Technologies Corp.	89,878	13,093,427

		21,147,466

Professional Services (5.2%)
Verisk Analytics, Inc.	69,392	16,357,776
Wolters Kluwer NV	62,469	9,785,708

		26,143,484

Total Industrials		107,226,063

Information Technology (25.0%)
Communications Equipment (1.4%)
Arista Networks, Inc.*	23,379	6,779,442

IT Services (3.1%)
Gartner, Inc.*	32,451	15,468,418

Semiconductors & Semiconductor Equipment (7.5%)
ASM International NV	26,668	16,281,380
Monolithic Power Systems, Inc.	31,579	21,392,246

		37,673,626

Software (13.0%)
ANSYS, Inc.*	12,469	4,328,738
Cadence Design Systems, Inc.*	78,909	24,562,794
Constellation Software, Inc.	6,001	16,391,938
Synopsys, Inc.*	20,931	11,962,067
Tyler Technologies, Inc.*	19,038	8,091,340

		65,336,877

Total Information Technology		125,258,363

Materials (3.7%)
Construction Materials (3.7%)
Vulcan Materials Co.	68,930	18,812,376

Total Materials		18,812,376

Real Estate (2.8%)
Real Estate Management & Development (2.8%)
CoStar Group, Inc.*	143,916	13,902,286

Total Real Estate		13,902,286

Total Common Stocks (99.6%) (Cost $311,237,978)		499,373,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	6,159	$—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (0.5%)
FHLB
15.10%, 4/1/24(o)(p)	$2,594,000	2,592,912

Total Short-Term Investment (0.5%) (Cost $2,594,000)		2,592,912

Total Investments in Securities (100.1%) (Cost $313,831,978)		501,966,235
Other Assets Less Liabilities (-0.1%)		(455,730)

Net Assets (100%)		$501,510,505

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$26,528,643	$—	$—		$26,528,643
Consumer Discretionary	63,351,235	—	—		63,351,235
Consumer Staples	6,723,822	—	—		6,723,822
Energy	6,798,420	—	—		6,798,420
Financials	43,082,673	—	—		43,082,673
Health Care	87,689,442	—	—		87,689,442
Industrials	97,440,355	9,785,708	—		107,226,063
Information Technology	108,976,983	16,281,380	—		125,258,363
Materials	18,812,376	—	—		18,812,376
Real Estate	13,902,286	—	—		13,902,286
Short-Term Investment
U.S. Government Agency Security	—	2,592,912	—		2,592,912
Warrant
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$473,306,235	$28,660,000	$—		$501,966,235

Total Liabilities	$—	$—	$—		$—

Total	$473,306,235	$28,660,000	$—		$501,966,235

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,326,064
Aggregate gross unrealized depreciation	(3,202,943)

Net unrealized appreciation	$188,123,121

Federal income tax cost of investments in securities and derivative instruments, if applicable	$313,843,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (18.3%)
Interactive Media & Services (18.3%)
Alphabet, Inc., Class A*	506,988	$76,519,699
Meta Platforms, Inc., Class A	162,093	78,709,119
Pinterest, Inc., Class A*	194,438	6,741,165

Total Communication Services		161,969,983

Consumer Discretionary (2.6%)
Broadline Retail (1.1%)
Amazon.com, Inc.*	54,439	9,819,707

Hotels, Restaurants & Leisure (1.5%)
Booking Holdings, Inc.	3,714	13,473,946

Total Consumer Discretionary		23,293,653

Financials (2.5%)
Capital Markets (1.7%)
FactSet Research Systems, Inc.	11,203	5,090,532
MSCI, Inc.	8,478	4,751,495
S&P Global, Inc.	11,349	4,828,432

		14,670,459

Financial Services (0.4%)
Mastercard, Inc., Class A	7,897	3,802,958

Insurance (0.4%)
Aon plc, Class A	12,042	4,018,656

Total Financials		22,492,073

Industrials (3.6%)
Industrial Conglomerates (2.1%)
Hitachi Ltd.	206,300	18,745,254

Professional Services (1.5%)
Dun & Bradstreet Holdings, Inc.	266,920	2,679,877
Verisk Analytics, Inc.	45,450	10,713,928

		13,393,805

Total Industrials		32,139,059

Information Technology (70.3%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	20,809	6,034,194

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	114,931	13,257,291

IT Services (6.4%)
Accenture plc, Class A	63,865	22,136,248
Gartner, Inc.*	28,422	13,547,915
International Business Machines Corp.	18,091	3,454,657
Shopify, Inc., Class A*	227,017	17,518,902

		56,657,722

Semiconductors & Semiconductor Equipment (24.9%)
Advanced Micro Devices, Inc.*	110,147	19,880,432
Analog Devices, Inc.	49,873	9,864,381
ASML Holding NV (Registered) (ADR)	3,595	3,488,840
Broadcom, Inc.	32,892	43,595,386
Intel Corp.	272,375	12,030,804
KLA Corp.	18,331	12,805,487
Lam Research Corp.	12,033	11,690,902
Marvell Technology, Inc.	255,263	18,093,041
Micron Technology, Inc.	91,751	10,816,525
NVIDIA Corp.	70,849	64,016,322
Onto Innovation, Inc.*	16,206	2,934,582
QUALCOMM, Inc.	40,540	6,863,422
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	4,829,753

		220,909,877

Software (31.5%)
Cadence Design Systems, Inc.*	51,336	15,979,870
Constellation Software, Inc.	3,932	10,740,393
Datadog, Inc., Class A*	28,946	3,577,725
Descartes Systems Group, Inc. (The)*	92,014	8,416,474
HubSpot, Inc.*	13,450	8,427,232
Intuit, Inc.	30,872	20,066,800
Microsoft Corp.	234,513	98,664,309
Oracle Corp.	129,388	16,252,427
Palo Alto Networks, Inc.*	47,529	13,504,415
Salesforce, Inc.	106,470	32,066,635
ServiceNow, Inc.*	43,247	32,971,513
Synopsys, Inc.*	15,053	8,602,789
Topicus.com, Inc.	46,379	4,154,611
Tyler Technologies, Inc.*	13,602	5,780,986

		279,206,179

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	274,506	47,072,289

Total Information Technology		623,137,552

Total Common Stocks (97.3%) (Cost $517,293,477)		863,032,320

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $–)	4,387	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (2.7%)
FHLB
15.10%, 4/1/24(o)(p)	$24,405,000	24,394,764

Total Short-Term Investment (2.7%) (Cost $24,405,000)		24,394,764

Total Investments in Securities (100.0%) (Cost $541,698,477)		887,427,084
Other Assets Less Liabilities (0.0%)†		(436,961)

Net Assets (100%)		$886,990,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$161,969,983	$—	$—		$161,969,983
Consumer Discretionary	23,293,653	—	—		23,293,653
Financials	22,492,073	—	—		22,492,073
Industrials	13,393,805	18,745,254	—		32,139,059
Information Technology	618,307,799	4,829,753	—		623,137,552
Short-Term Investment
U.S. Government Agency Security	—	24,394,764	—		24,394,764
Warrant
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$839,457,313	$47,969,771	$—		$887,427,084

Total Liabilities	$—	$—	$—		$—

Total	$839,457,313	$47,969,771	$—		$887,427,084

(a)	Value is Zero

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$350,940,355
Aggregate gross unrealized depreciation	(5,350,812)

Net unrealized appreciation	$345,589,543

Federal income tax cost of investments in securities and derivative instruments, if applicable	$541,837,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (3.4%)
Cellnex Telecom SA(m)	160,919	$5,689,117
Hellenic Telecommunications Organization SA	71,813	1,059,089

		6,748,206

Wireless Telecommunication Services (1.1%)
Rogers Communications, Inc., Class B	54,470	2,231,800

Total Communication Services		8,980,006

Real Estate (2.8%)
Specialized REITs (2.8%)
SBA Communications Corp. (REIT)	25,583	5,543,836

Total Real Estate		5,543,836

Utilities (91.3%)
Electric Utilities (57.3%)
Alliant Energy Corp.	105,315	5,307,876
American Electric Power Co., Inc.	69,480	5,982,228
Constellation Energy Corp.	54,183	10,015,728
Edison International	113,974	8,061,381
EDP - Energias de Portugal SA	624,414	2,431,873
Enel SpA	683,701	4,513,441
Equatorial Energia SA	144,300	940,824
Evergy, Inc.	51,898	2,770,315
Exelon Corp.	51,844	1,947,779
Iberdrola SA	82,815	1,027,020
NextEra Energy, Inc.	341,504	21,825,521
Orsted A/S(m)*	26,324	1,475,137
PG&E Corp.	767,899	12,869,987
Pinnacle West Capital Corp.	42,948	3,209,504
Portland General Electric Co.	68,657	2,883,594
PPL Corp.	273,992	7,543,000
Southern Co. (The)	135,581	9,726,581
SSE plc	214,579	4,468,710
Xcel Energy, Inc.	116,302	6,251,232

		113,251,731

Gas Utilities (2.8%)
Atmos Energy Corp.	28,504	3,388,271
China Resources Gas Group Ltd.	347,900	1,109,009
Southwest Gas Holdings, Inc.	12,932	984,513

		5,481,793

Independent Power and Renewable Electricity Producers (6.8%)
AES Corp. (The)	99,105	1,776,953
EDP Renovaveis SA	391,250	5,295,245
RWE AG	190,470	6,464,670

		13,536,868

Multi-Utilities (24.0%)
Ameren Corp.	97,979	7,246,527
CenterPoint Energy, Inc.	55,848	1,591,109
Dominion Energy, Inc.	212,642	10,459,860
DTE Energy Co.	84,421	9,466,971
E.ON SE	107,812	1,498,693
National Grid plc	286,317	3,852,258
Public Service Enterprise Group, Inc.	46,368	3,096,455
Sempra	116,845	8,392,976
Veolia Environnement SA	59,865	1,945,957

		47,550,806

Water Utilities (0.4%)
United Utilities Group plc	61,562	799,538

Total Utilities		180,620,736

Total Common Stocks (98.6%) (Cost $174,695,532)		195,144,578

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (0.5%)
FHLB
15.10%, 4/1/24(o)(p)	$971,000	970,593

Total Short-Term Investment (0.5%) (Cost $971,000)		970,593

Total Investments in Securities (99.1%) (Cost $175,666,532)		196,115,171
Other Assets Less Liabilities (0.9%)		1,696,838

Net Assets (100%)		$197,812,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $7,164,254 or 3.6% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

GBP — British Pound

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	0.5%
Canada	1.1
China	0.6
Denmark	0.7
France	1.0
Germany	4.0
Greece	0.5
Italy	2.3
Portugal	1.2
Spain	6.1
United Kingdom	4.6
United States	76.5
Cash and Other	0.9

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	548,068	EUR	507,607	State Street Bank & Trust	4/3/2024	415
USD	6,689	CAD	9,047	BNP Paribas	4/19/2024	8
USD	5,033	CAD	6,781	HSBC Bank plc	4/19/2024	26
USD	1,954	CAD	2,626	Morgan Stanley	4/19/2024	15
USD	1,622,367	CAD	2,186,152	State Street Bank & Trust	4/19/2024	8,034
USD	24,528,660	EUR	22,468,315	Merrill Lynch International	4/19/2024	272,314
USD	39,584	EUR	36,222	Morgan Stanley	4/19/2024	479
USD	53,789	EUR	49,415	State Street Bank & Trust	4/19/2024	442
USD	127,480	EUR	117,003	UBS AG	4/19/2024	1,166
USD	6,275,382	GBP	4,960,243	BNP Paribas	4/19/2024	14,230
USD	95,955	GBP	75,415	State Street Bank & Trust	4/19/2024	761
USD	24,051	SEK	250,549	Brown Brothers Harriman & Co.	4/19/2024	628

Total unrealized appreciation						298,518

CAD	159,904	USD	118,098	HSBC Bank plc	4/19/2024	(19)
EUR	1,613,389	USD	1,754,910	Citibank NA	4/19/2024	(13,127)
EUR	1,664,273	USD	1,804,050	Goldman Sachs International	4/19/2024	(7,334)
EUR	56,416	USD	61,493	HSBC Bank plc	4/19/2024	(588)
EUR	56,467	USD	61,549	Merrill Lynch International	4/19/2024	(589)
EUR	1,114,384	USD	1,214,539	Morgan Stanley	4/19/2024	(11,473)
EUR	333,636	USD	360,495	State Street Bank & Trust	4/19/2024	(308)
EUR	50,895	USD	55,389	UBS AG	4/19/2024	(443)
GBP	611,587	USD	773,379	Morgan Stanley	4/19/2024	(1,393)
SEK	250,549	USD	24,062	Brown Brothers Harriman & Co.	4/19/2024	(639)
USD	65,448	EUR	60,903	State Street Bank & Trust	4/19/2024	(302)
USD	6,850	GBP	5,432	Morgan Stanley	4/19/2024	(6)

Total unrealized depreciation						(36,221)

Net unrealized appreciation						262,297

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,231,800	$6,748,206	$—	$8,980,006
Real Estate	5,543,836	—	—	5,543,836
Utilities	145,739,185	34,881,551	—	180,620,736
Forward Currency Contracts	—	298,518	—	298,518
Short-Term Investment
U.S. Government Agency Security	—	970,593	—	970,593

Total Assets	$153,514,821	$42,898,868	$—	$196,413,689

Liabilities:
Forward Currency Contracts	$—	$(36,221)	$—	$(36,221)

Total Liabilities	$—	$(36,221)	$—	$(36,221)

Total	$153,514,821	$42,862,647	$—	$196,377,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,131,811
Aggregate gross unrealized depreciation	(9,852,853)

Net unrealized appreciation	$19,278,958

Federal income tax cost of investments in securities and derivative instruments, if applicable	$177,098,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc.*	206,132	$5,050,234
Iridium Communications, Inc.	115,409	3,019,100

		8,069,334

Entertainment (0.2%)
TKO Group Holdings, Inc., Class A	55,823	4,823,665

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	42,851	2,701,327
ZoomInfo Technologies, Inc., Class A*	276,o043	4,424,969

		7,126,296

Media (0.6%)
Cable One, Inc.	4,240	1,794,071
New York Times Co. (The), Class A	152,473	6,589,883
Nexstar Media Group, Inc., Class A	30,037	5,175,075
TEGNA, Inc.	183,543	2,742,132

		16,301,161

Total Communication Services		36,320,456

Consumer Discretionary (15.4%)
Automobile Components (1.4%)
Adient plc*	85,027	2,799,089
Autoliv, Inc.	68,539	8,254,152
Fox Factory Holding Corp.*	39,492	2,056,349
Gentex Corp.	217,355	7,850,863
Goodyear Tire & Rubber Co. (The)*	264,221	3,627,754
Lear Corp.	53,147	7,699,937
Visteon Corp.*	25,915	3,047,863

		35,336,007

Automobiles (0.4%)
Harley-Davidson, Inc.	118,097	5,165,563
Thor Industries, Inc.	49,689	5,830,507

		10,996,070

Broadline Retail (0.5%)
Macy’s, Inc.	255,392	5,105,286
Nordstrom, Inc.	90,761	1,839,725
Ollie’s Bargain Outlet Holdings, Inc.*	57,394	4,566,841

		11,511,852

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	3,336	2,560,980
Grand Canyon Education, Inc.*	27,542	3,751,496
H&R Block, Inc.	130,011	6,384,840
Service Corp. International	137,675	10,216,862

		22,914,178

Hotels, Restaurants & Leisure (3.6%)
Aramark	244,565	7,953,254
Boyd Gaming Corp.	64,746	4,358,701
Choice Hotels International, Inc.(x)	23,031	2,909,967
Churchill Downs, Inc.	63,255	7,827,806
Hilton Grand Vacations, Inc.*	66,412	3,135,310
Hyatt Hotels Corp., Class A	41,207	6,577,461
Light & Wonder, Inc.*	83,909	8,566,270
Marriott Vacations Worldwide Corp.	30,779	3,315,822
Penn Entertainment, Inc.*	138,835	2,528,185
Planet Fitness, Inc., Class A*	79,615	4,986,287
Texas Roadhouse, Inc., Class A	62,231	9,612,823
Travel + Leisure Co.	67,484	3,304,017
Vail Resorts, Inc.	35,379	7,883,503
Wendy’s Co. (The)	155,682	2,933,049
Wingstop, Inc.	27,410	10,043,024
Wyndham Hotels & Resorts, Inc.	77,307	5,933,312

		91,868,791

Household Durables (2.2%)
Helen of Troy Ltd.*	22,127	2,549,916
KB Home	68,480	4,853,862
Leggett & Platt, Inc.	124,307	2,380,479
Taylor Morrison Home Corp., Class A*	100,125	6,224,771
Tempur Sealy International, Inc.	160,532	9,121,428
Toll Brothers, Inc.	97,181	12,572,306
TopBuild Corp.*	29,450	12,979,499
Whirlpool Corp.	51,251	6,131,157

		56,813,418

Leisure Products (0.8%)
Brunswick Corp.	64,123	6,189,152
Mattel, Inc.*	329,157	6,520,600
Polaris, Inc.	49,466	4,952,536
YETI Holdings, Inc.*	80,933	3,119,967

		20,782,255

Specialty Retail (4.2%)
AutoNation, Inc.*	24,169	4,001,903
Burlington Stores, Inc.*	59,582	13,834,344
Dick’s Sporting Goods, Inc.	54,209	12,189,436
Five Below, Inc.*	51,431	9,328,555
Floor & Decor Holdings, Inc., Class A*	99,306	12,872,044
GameStop Corp., Class A(x)*	250,298	3,133,731
Gap, Inc. (The)	200,423	5,521,653
Lithia Motors, Inc., Class A	25,644	7,715,254
Murphy USA, Inc.	17,669	7,406,845
Penske Automotive Group, Inc.	18,163	2,942,224
RH*	14,261	4,966,536
Valvoline, Inc.*	120,812	5,384,591
Williams-Sonoma, Inc.	59,773	18,979,721

		108,276,837

Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.*	108,622	4,920,577
Carter’s, Inc.	34,315	2,905,794
Columbia Sportswear Co.	32,139	2,609,044
Crocs, Inc.*	56,439	8,115,928
PVH Corp.	55,573	7,814,120
Skechers USA, Inc., Class A*	124,490	7,626,257
Under Armour, Inc., Class A*	175,933	1,298,385
Under Armour, Inc., Class C*	177,819	1,269,628

		36,559,733

Total Consumer Discretionary		395,059,141

Consumer Staples (4.7%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	8,770	2,669,763
Celsius Holdings, Inc.*	138,166	11,456,725
Coca-Cola Consolidated, Inc.	4,367	3,696,273

		17,822,761

Consumer Staples Distribution & Retail (2.0%)
BJ’s Wholesale Club Holdings, Inc.*	124,290	9,402,538
Casey’s General Stores, Inc.	34,580	11,012,001
Grocery Outlet Holding Corp.*	92,503	2,662,236
Performance Food Group Co.*	144,981	10,821,382
Sprouts Farmers Market, Inc.*	94,639	6,102,323
US Foods Holding Corp.*	210,767	11,375,095

		51,375,575

Food Products (1.1%)
Darling Ingredients, Inc.*	148,658	6,914,084
Flowers Foods, Inc.	179,024	4,251,820
Ingredion, Inc.	60,756	7,099,339
Lancaster Colony Corp.	18,975	3,939,779
Pilgrim’s Pride Corp.*	37,511	1,287,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	46,932	$4,987,933

		28,480,332

Personal Care Products (0.9%)
BellRing Brands, Inc.*	122,051	7,204,670
Coty, Inc., Class A*	350,345	4,190,126
e.l.f. Beauty, Inc.*	51,724	10,139,456

		21,534,252

Total Consumer Staples		119,212,920

Energy (5.3%)
Energy Equipment & Services (1.0%)
ChampionX Corp.	178,075	6,391,112
NOV, Inc.	367,077	7,165,343
Valaris Ltd.*	58,417	4,396,463
Weatherford International plc*	67,387	7,777,808

		25,730,726

Oil, Gas & Consumable Fuels (4.3%)
Antero Midstream Corp.	317,381	4,462,377
Antero Resources Corp.*	263,255	7,634,395
Chesapeake Energy Corp.	103,598	9,202,610
Chord Energy Corp.	38,464	6,855,823
Civitas Resources, Inc.	79,964	6,070,067
CNX Resources Corp.*	141,445	3,355,076
DT Midstream, Inc.	90,361	5,521,057
Equitrans Midstream Corp.	403,730	5,042,588
HF Sinclair Corp.	145,365	8,775,685
Matador Resources Co.	103,244	6,893,602
Murphy Oil Corp.	135,177	6,177,589
Ovintiv, Inc.	235,457	12,220,218
PBF Energy, Inc., Class A	101,346	5,834,489
Permian Resources Corp.	428,779	7,572,237
Range Resources Corp.	224,858	7,741,861
Southwestern Energy Co.*	1,026,232	7,778,839

		111,138,513

Total Energy		136,869,239

Financials (16.1%)
Banks (5.3%)
Associated Banc-Corp.	138,601	2,981,308
Bank OZK	98,045	4,457,126
Cadence Bank	170,215	4,936,235
Columbia Banking System, Inc.	194,368	3,761,021
Commerce Bancshares, Inc.	110,386	5,872,535
Cullen/Frost Bankers, Inc.	59,827	6,734,725
East West Bancorp, Inc.	131,324	10,389,042
First Financial Bankshares, Inc.	119,684	3,926,832
First Horizon Corp.	520,685	8,018,549
FNB Corp.	334,371	4,714,631
Glacier Bancorp, Inc.	103,324	4,161,891
Hancock Whitney Corp.	80,279	3,696,045
Home BancShares, Inc.	174,645	4,291,028
International Bancshares Corp.	49,732	2,791,954
New York Community Bancorp, Inc.	672,851	2,166,580
Old National Bancorp	272,708	4,747,846
Pinnacle Financial Partners, Inc.	70,873	6,086,573
Prosperity Bancshares, Inc.	87,334	5,744,831
SouthState Corp.	70,825	6,022,250
Synovus Financial Corp.	136,274	5,459,136
Texas Capital Bancshares, Inc.*	44,018	2,709,308
UMB Financial Corp.	40,701	3,540,580
United Bankshares, Inc.	125,439	4,489,462
Valley National Bancorp	397,408	3,163,368
Webster Financial Corp.	160,297	8,138,279
Wintrust Financial Corp.	57,062	5,956,702
Zions Bancorp NA	138,051	5,991,413

		134,949,250

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	31,505	5,276,142
Carlyle Group, Inc. (The)	201,722	9,462,779
Evercore, Inc., Class A	32,297	6,220,079
Federated Hermes, Inc., Class B	76,140	2,750,177
Houlihan Lokey, Inc., Class A	48,567	6,225,804
Interactive Brokers Group, Inc., Class A	99,721	11,139,833
Janus Henderson Group plc	123,493	4,061,685
Jefferies Financial Group, Inc.	157,993	6,967,491
Morningstar, Inc.	24,272	7,484,757
SEI Investments Co.	92,900	6,679,510
Stifel Financial Corp.	95,044	7,429,589

		73,697,846

Consumer Finance (0.7%)
Ally Financial, Inc.	252,964	10,267,809
FirstCash Holdings, Inc.	34,467	4,395,921
SLM Corp.	205,284	4,473,138

		19,136,868

Financial Services (1.9%)
Equitable Holdings, Inc.‡	292,385	11,113,554
Essent Group Ltd.	99,331	5,911,188
Euronet Worldwide, Inc.*	40,829	4,488,332
MGIC Investment Corp.	253,921	5,677,673
Voya Financial, Inc.	95,980	7,094,842
Western Union Co. (The)	326,610	4,566,008
WEX, Inc.*	39,824	9,459,395

		48,310,992

Insurance (4.7%)
American Financial Group, Inc.	60,790	8,296,619
Brighthouse Financial, Inc.*	59,829	3,083,587
CNO Financial Group, Inc.	101,943	2,801,394
Erie Indemnity Co., Class A	23,242	9,333,290
Fidelity National Financial, Inc.	240,927	12,793,224
First American Financial Corp.	96,148	5,869,835
Hanover Insurance Group, Inc. (The)	33,360	4,542,631
Kemper Corp.	56,343	3,488,759
Kinsale Capital Group, Inc.	20,514	10,764,516
Old Republic International Corp.	242,979	7,464,315
Primerica, Inc.	32,646	8,258,132
Reinsurance Group of America, Inc.	61,414	11,845,532
RenaissanceRe Holdings Ltd.	49,102	11,540,443
RLI Corp.	37,426	5,556,638
Selective Insurance Group, Inc.	56,509	6,169,088
Unum Group	169,405	9,090,272

		120,898,275

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	465,994	9,175,422
Starwood Property Trust, Inc. (REIT)	277,283	5,637,163

		14,812,585

Total Financials		411,805,816

Health Care (7.9%)
Biotechnology (1.9%)
Arrowhead Pharmaceuticals, Inc.*	115,452	3,301,927
Cytokinetics, Inc.*	91,371	6,406,021
Exelixis, Inc.*	282,528	6,704,389
Halozyme Therapeutics, Inc.*	123,094	5,007,464
Neurocrine Biosciences, Inc.*	92,725	12,788,632
Roivant Sciences Ltd.*	314,231	3,311,995
United Therapeutics Corp.*	43,791	10,059,669

		47,580,097

Health Care Equipment & Supplies (2.2%)
Enovis Corp.*	46,294	2,891,060
Envista Holdings Corp.*	159,811	3,416,759
Globus Medical, Inc., Class A*	107,500	5,766,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	47,324	$4,039,103
Integra LifeSciences Holdings Corp.*	63,377	2,246,715
Lantheus Holdings, Inc.*	63,821	3,972,219
LivaNova plc*	50,199	2,808,132
Masimo Corp.*	41,361	6,073,863
Neogen Corp.*	183,603	2,897,255
Penumbra, Inc.*	35,965	8,026,669
QuidelOrtho Corp.*	46,076	2,208,884
Shockwave Medical, Inc.*	34,382	11,195,811

		55,542,770

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	85,931	6,807,454
Amedisys, Inc.*	30,409	2,802,494
Chemed Corp.	14,035	9,009,488
Encompass Health Corp.	93,409	7,713,715
HealthEquity, Inc.*	79,953	6,526,563
Option Care Health, Inc.*	165,058	5,536,045
Progyny, Inc.*	77,694	2,964,026
R1 RCM, Inc.*	183,642	2,365,309
Tenet Healthcare Corp.*	94,630	9,946,559

		53,671,653

Health Care Technology (0.1%)
Doximity, Inc., Class A*	113,835	3,063,300

Life Sciences Tools & Services (1.2%)
Azenta, Inc.*	51,964	3,132,390
Bruker Corp.	86,415	8,117,825
Medpace Holdings, Inc.*	21,730	8,782,179
Repligen Corp.*	48,385	8,898,969
Sotera Health Co.*	115,878	1,391,695

		30,323,058

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	58,666	7,064,560
Perrigo Co. plc	126,270	4,064,631

		11,129,191

Total Health Care		201,310,069

Industrials (21.9%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	85,275	8,750,920
Curtiss-Wright Corp.	35,635	9,120,422
Hexcel Corp.	78,636	5,728,633
Woodward, Inc.	56,188	8,659,695

		32,259,670

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	110,847	5,959,135

Building Products (3.6%)
Advanced Drainage Systems, Inc.	63,647	10,962,559
Carlisle Cos., Inc.	45,248	17,730,429
Fortune Brands Innovations, Inc.	117,500	9,948,725
Lennox International, Inc.	29,841	14,585,087
Owens Corning	82,817	13,813,876
Simpson Manufacturing Co., Inc.	39,764	8,158,777
Trex Co., Inc.*	101,193	10,094,002
UFP Industries, Inc.	57,600	7,085,376

		92,378,831

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	41,980	3,878,112
Clean Harbors, Inc.*	46,872	9,435,802
MSA Safety, Inc.	34,434	6,666,078
Stericycle, Inc.*	86,217	4,547,947
Tetra Tech, Inc.	49,822	9,202,622

		33,730,561

Construction & Engineering (2.3%)
AECOM	126,753	12,431,934
Comfort Systems USA, Inc.	33,184	10,542,889
EMCOR Group, Inc.	43,837	15,351,717
Fluor Corp.*	158,762	6,712,457
MasTec, Inc.*	56,325	5,252,306
MDU Resources Group, Inc.	189,758	4,781,902
Valmont Industries, Inc.	19,467	4,443,927

		59,517,132

Electrical Equipment (1.5%)
Acuity Brands, Inc.	28,437	7,641,875
EnerSys	37,661	3,557,458
nVent Electric plc	154,603	11,657,066
Regal Rexnord Corp.	61,781	11,126,758
Sensata Technologies Holding plc	141,039	5,181,773

		39,164,930

Ground Transportation (2.1%)
Avis Budget Group, Inc.	17,214	2,108,026
Hertz Global Holdings, Inc.*	122,282	957,468
Knight-Swift Transportation Holdings, Inc., Class A	150,370	8,273,357
Landstar System, Inc.	33,496	6,456,689
Ryder System, Inc.	41,301	4,963,967
Saia, Inc.*	24,739	14,472,315
Werner Enterprises, Inc.	59,121	2,312,814
XPO, Inc.*	108,199	13,203,524

		52,748,160

Machinery (4.9%)
AGCO Corp.	57,914	7,124,580
Chart Industries, Inc.*	39,127	6,444,999
Crane Co.	45,531	6,152,604
Donaldson Co., Inc.	111,948	8,360,277
Esab Corp.	52,793	5,837,322
Flowserve Corp.	122,266	5,585,111
Graco, Inc.	157,283	14,699,669
ITT, Inc.	76,504	10,406,839
Lincoln Electric Holdings, Inc.	53,301	13,615,207
Middleby Corp. (The)*	49,949	8,031,300
Oshkosh Corp.	60,955	7,601,698
RBC Bearings, Inc.*	27,014	7,303,235
Terex Corp.	62,433	4,020,685
Timken Co. (The)	60,483	5,288,029
Toro Co. (The)	97,282	8,913,950
Watts Water Technologies, Inc., Class A	25,503	5,420,663

		124,806,168

Marine Transportation (0.2%)
Kirby Corp.*	55,072	5,249,463

Professional Services (2.7%)
ASGN, Inc.*	43,983	4,607,659
CACI International, Inc., Class A*	20,766	7,866,784
Concentrix Corp.	43,814	2,901,363
ExlService Holdings, Inc.*	153,682	4,887,088
Exponent, Inc.	47,172	3,900,653
FTI Consulting, Inc.*	32,452	6,824,331
Genpact Ltd.	153,879	5,070,313
Insperity, Inc.	33,010	3,618,226
KBR, Inc.	125,802	8,008,555
ManpowerGroup, Inc.	45,482	3,531,223
Maximus, Inc.	56,871	4,771,477
Paylocity Holding Corp.*	40,418	6,946,237
Science Applications International Corp.	48,514	6,325,740

		69,259,649

Trading Companies & Distributors (1.8%)
Applied Industrial Technologies, Inc.	36,033	7,118,319
Core & Main, Inc., Class A*	158,953	9,100,059
GATX Corp.	33,080	4,433,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	42,570	$4,130,993
Watsco, Inc.	29,145	12,589,766
WESCO International, Inc.	40,931	7,010,662

		44,383,511

Total Industrials		559,457,210

Information Technology (9.2%)
Communications Equipment (0.4%)
Ciena Corp.*	135,125	6,681,931
Lumentum Holdings, Inc.*	62,806	2,973,864

		9,655,795

Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	50,143	6,491,513
Avnet, Inc.	84,205	4,174,884
Belden, Inc.	38,841	3,597,065
Cognex Corp.	160,409	6,804,550
Coherent Corp.*	123,075	7,460,807
Crane NXT Co.	44,987	2,784,695
IPG Photonics Corp.*	27,546	2,498,147
Littelfuse, Inc.	23,206	5,623,974
Novanta, Inc.*	33,369	5,831,900
TD SYNNEX Corp.	53,155	6,011,830
Vishay Intertechnology, Inc.	117,635	2,667,962
Vontier Corp.	143,809	6,523,176

		60,470,503

IT Services (0.8%)
GoDaddy, Inc., Class A*	131,226	15,573,902
Kyndryl Holdings, Inc.*	214,419	4,665,757

		20,239,659

Semiconductors & Semiconductor Equipment (2.7%)
Allegro MicroSystems, Inc.*	66,563	1,794,538
Amkor Technology, Inc.	96,187	3,101,069
Cirrus Logic, Inc.*	50,259	4,651,973
Lattice Semiconductor Corp.*	128,620	10,061,943
MACOM Technology Solutions Holdings, Inc.*	51,038	4,881,274
MKS Instruments, Inc.	58,580	7,791,140
Onto Innovation, Inc.*	45,736	8,281,875
Power Integrations, Inc.	52,983	3,790,934
Rambus, Inc.*	100,181	6,192,188
Silicon Laboratories, Inc.*	29,723	4,271,789
Synaptics, Inc.*	36,625	3,573,135
Universal Display Corp.	40,600	6,839,070
Wolfspeed, Inc.*	117,226	3,458,167

		68,689,095

Software (2.4%)
Appfolio, Inc., Class A*	19,028	4,694,969
Aspen Technology, Inc.*	26,056	5,557,224
Blackbaud, Inc.*	39,142	2,901,988
CommVault Systems, Inc.*	40,686	4,126,781
Dolby Laboratories, Inc., Class A	55,438	4,644,041
Dropbox, Inc., Class A*	238,721	5,800,920
Dynatrace, Inc.*	223,417	10,375,485
Manhattan Associates, Inc.*	57,370	14,355,695
Qualys, Inc.*	34,278	5,719,970
Teradata Corp.*	91,134	3,524,152

		61,701,225

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	276,770	14,389,272

Total Information Technology		235,145,549

Materials (7.0%)
Chemicals (2.3%)
Arcadium Lithium plc*	960,765	4,140,897
Ashland, Inc.	46,681	4,545,329
Avient Corp.	84,410	3,663,394
Axalta Coating Systems Ltd.*	205,082	7,052,770
Cabot Corp.	51,653	4,762,407
Chemours Co. (The)	138,320	3,632,283
NewMarket Corp.	6,434	4,083,145
Olin Corp.	112,007	6,586,012
RPM International, Inc.	120,088	14,284,467
Scotts Miracle-Gro Co. (The)(x)	39,093	2,915,947
Westlake Corp.	29,852	4,561,386

		60,228,037

Construction Materials (0.5%)
Eagle Materials, Inc.	32,102	8,723,718
Knife River Corp.*	52,710	4,273,727

		12,997,445

Containers & Packaging (1.7%)
AptarGroup, Inc.	61,516	8,851,537
Berry Global Group, Inc.	108,000	6,531,840
Crown Holdings, Inc.	111,542	8,840,819
Graphic Packaging Holding Co.	285,193	8,321,932
Greif, Inc., Class A	23,738	1,639,109
Silgan Holdings, Inc.	75,422	3,662,492
Sonoco Products Co.	91,279	5,279,578

		43,127,307

Metals & Mining (2.3%)
Alcoa Corp.	166,307	5,619,514
Cleveland-Cliffs, Inc.*	464,326	10,558,773
Commercial Metals Co.	108,455	6,373,900
MP Materials Corp.*	134,213	1,919,246
Reliance, Inc.	53,554	17,896,676
Royal Gold, Inc.	61,214	7,456,477
United States Steel Corp.	208,481	8,501,855

		58,326,441

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	59,808	5,018,489

Total Materials		179,697,719

Real Estate (7.1%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	203,767	11,500,610

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	354,914	5,022,033
Omega Healthcare Investors, Inc. (REIT)	228,564	7,238,622
Sabra Health Care REIT, Inc. (REIT)	215,460	3,182,344

		15,442,999

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	195,671	3,422,286

Industrial REITs (1.2%)
EastGroup Properties, Inc. (REIT)	44,449	7,990,596

First Industrial Realty Trust, Inc. (REIT)	123,259	6,476,028
Rexford Industrial Realty, Inc. (REIT)	196,383	9,878,065
STAG Industrial, Inc. (REIT)	169,195	6,503,856

		30,848,545

Office REITs (0.6%)
COPT Defense Properties (REIT)	104,557	2,527,143
Cousins Properties, Inc. (REIT)	141,428	3,399,929
Kilroy Realty Corp. (REIT)	99,489	3,624,384
Vornado Realty Trust (REIT)	148,974	4,285,982

		13,837,438

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	44,330	8,648,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (1.2%)
American Homes 4 Rent (REIT), Class A	296,372	$10,900,562
Apartment Income REIT Corp. (REIT), Class A	134,635	4,371,598
Equity LifeStyle Properties, Inc. (REIT)	173,719	11,187,504
Independence Realty Trust, Inc. (REIT)	209,132	3,373,299

		29,832,963

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	93,485	5,339,864
Brixmor Property Group, Inc. (REIT)	280,107	6,568,509
Kite Realty Group Trust (REIT)	204,434	4,432,129
NNN REIT, Inc. (REIT)	170,038	7,267,424

		23,607,926

Specialized REITs (1.7%)
CubeSmart (REIT)	209,535	9,475,173
EPR Properties (REIT)	70,195	2,979,778
Gaming and Leisure Properties, Inc. (REIT)	248,816	11,462,953
Lamar Advertising Co. (REIT), Class A	81,609	9,744,931
National Storage Affiliates Trust (REIT)	71,977	2,818,619
PotlatchDeltic Corp. (REIT)	73,955	3,477,364
Rayonier, Inc. (REIT)	127,119	4,225,435

		44,184,253

Total Real Estate		181,325,360

Utilities (3.3%)
Electric Utilities (0.8%)
ALLETE, Inc.	53,559	3,194,259
IDACORP, Inc.	47,165	4,381,157
OGE Energy Corp.	186,635	6,401,580
PNM Resources, Inc.	79,984	3,010,598
Portland General Electric Co.	94,231	3,957,702

		20,945,296

Gas Utilities (0.9%)
National Fuel Gas Co.	85,849	4,611,808
New Jersey Resources Corp.	91,604	3,930,728
ONE Gas, Inc.	51,674	3,334,523
Southwest Gas Holdings, Inc.	55,983	4,261,986
Spire, Inc.	51,235	3,144,292
UGI Corp.	195,268	4,791,877

		24,075,214

Independent Power and Renewable Electricity Producers (1.0%)
Ormat Technologies, Inc.	50,054	3,313,074
Vistra Corp.	313,188	21,813,544

		25,126,618

Multi-Utilities (0.3%)
Black Hills Corp.	63,358	3,459,347
Northwestern Energy Group, Inc.	57,068	2,906,473

		6,365,820

Water Utilities (0.3%)
Essential Utilities, Inc.	234,298	8,680,741

Total Utilities		85,193,689

Total Common Stocks (99.3%) (Cost $1,590,227,777)		2,541,397,168

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	950,173	950,173
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		3,950,173

Total Short-Term Investments (0.2%) (Cost $3,950,173)		3,950,173

Total Investments in Securities (99.5%) (Cost $1,594,177,950)		2,545,347,341
Other Assets Less Liabilities (0.5%)		13,390,126

Net Assets (100%)		$2,558,737,467

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $5,405,374. This was collateralized by $1,728,864 of various U.S. Government Treasury Securities, ranging from 0.000% — 6.250%, maturing 4/25/24 — 2/15/54 and by cash of $3,950,173 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.**	292,385	9,874,649	32,262	(169,523)	(2,958)	1,379,124	11,113,554	64,632	—

**	Not affiliated at December 31, 2023.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	46	6/2024	USD	14,156,040	504,467

					504,467

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,320,456	$—	$—	$36,320,456
Consumer Discretionary	395,059,141	—	—	395,059,141
Consumer Staples	119,212,920	—	—	119,212,920
Energy	136,869,239	—	—	136,869,239
Financials	411,805,816	—	—	411,805,816
Health Care	201,310,069	—	—	201,310,069
Industrials	559,457,210	—	—	559,457,210
Information Technology	235,145,549	—	—	235,145,549
Materials	179,697,719	—	—	179,697,719
Real Estate	181,325,360	—	—	181,325,360
Utilities	85,193,689	—	—	85,193,689
Future	504,467	—	—	504,467
Short-Term Investments
Investment Companies	3,950,173	—	—	3,950,173

Total Assets	$2,545,851,808	$—	$—	$2,545,851,808

Total Liabilities	$—	$—	$—	$—

Total	$2,545,851,808	$—	$—	$2,545,851,808

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,068,320,560
Aggregate gross unrealized depreciation	(118,593,102)

Net unrealized appreciation	$949,727,458

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,596,124,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.0%)†
Frontier Communications Parent, Inc.*	25,593	$627,028
Iridium Communications, Inc.	904	23,649

		650,677

Entertainment (0.9%)
AMC Entertainment Holdings, Inc., Class A(x)*	27,318	101,623
Electronic Arts, Inc.	28,834	3,825,407
Liberty Media Corp.-Liberty Formula One, Class A*	2,595	152,430
Liberty Media Corp.-Liberty Formula One, Class C*	63,648	4,175,309
Liberty Media Corp.-Liberty Live, Class A*	2,214	93,763
Liberty Media Corp.-Liberty Live, Class C*	4,655	203,982
Live Nation Entertainment, Inc.*	12,877	1,362,000
Madison Square Garden Sports Corp.*	1,968	363,135
Playtika Holding Corp.	789	5,562
Roku, Inc.*	11,345	739,354
Take-Two Interactive Software, Inc.*	17,418	2,586,399
Warner Bros Discovery, Inc.*	234,664	2,048,617

		15,657,581

Interactive Media & Services (0.4%)
Cargurus, Inc., Class A*	136,125	3,141,765
IAC, Inc.*	7,803	416,212
Match Group, Inc.*	2,383	86,455
Taboola.com Ltd.*	428,404	1,902,114
TripAdvisor, Inc.*	11,025	306,385
ZoomInfo Technologies, Inc., Class A*	15,303	245,307

		6,098,238

Media (0.6%)
Cable One, Inc.	539	228,067
Fox Corp., Class A	25,988	812,645
Fox Corp., Class B	14,374	411,384
Interpublic Group of Cos., Inc. (The)	41,146	1,342,594
Liberty Broadband Corp., Class A*	1,297	74,085
Liberty Broadband Corp., Class C*	9,800	560,854
Liberty Media Corp.-Liberty SiriusXM*	15,664	465,377
Liberty Media Corp.-Liberty SiriusXM, Class A*	8,411	249,807
New York Times Co. (The), Class A	17,173	742,217
News Corp., Class A	39,872	1,043,849
News Corp., Class B	13,195	357,057
Nexstar Media Group, Inc., Class A	2,387	411,256
Omnicom Group, Inc.	20,785	2,011,157
Paramount Global, Class A(x)	1,458	31,828
Paramount Global, Class B	60,052	706,812
Sirius XM Holdings, Inc.(x)	68,340	265,159

		9,714,148

Total Communication Services		32,120,644

Consumer Discretionary (8.2%)
Automobile Components (1.2%)
Aptiv plc*	28,742	2,289,300
Atmus Filtration Technologies, Inc.*	23,000	741,750
BorgWarner, Inc.	24,381	846,996
Gentex Corp.	149,753	5,409,078
Goodyear Tire & Rubber Co. (The)*	259,828	3,567,439
Lear Corp.	24,105	3,492,332
Phinia, Inc.	4,598	176,701
QuantumScape Corp., Class A(x)*	36,789	231,403
Visteon Corp.*	27,641	3,250,858

		20,005,857

Automobiles (0.1%)
Harley-Davidson, Inc.	13,449	588,259
Lucid Group, Inc.(x)*	79,347	226,139
Rivian Automotive, Inc., Class A(x)*	71,969	788,061
Thor Industries, Inc.	5,326	624,953

		2,227,412

Broadline Retail (0.3%)
eBay, Inc.	51,808	2,734,426
Etsy, Inc.*	5,479	376,517
Kohl’s Corp.	11,651	339,627
Macy’s, Inc.	29,419	588,086
Nordstrom, Inc.	11,783	238,841
Ollie’s Bargain Outlet Holdings, Inc.*	4,422	351,859

		4,629,356

Distributors (0.2%)
Genuine Parts Co.	14,927	2,312,640
LKQ Corp.	28,369	1,515,188

		3,827,828

Diversified Consumer Services (0.1%)
ADT, Inc.	26,889	180,694
Bright Horizons Family Solutions, Inc.*	5,444	617,132
Grand Canyon Education, Inc.*	2,114	287,948
H&R Block, Inc.	5,452	267,747
Mister Car Wash, Inc.(x)*	8,481	65,728
Service Corp. International	9,653	716,349

		2,135,598

Hotels, Restaurants & Leisure (2.5%)
Aramark	27,558	896,186
Boyd Gaming Corp.	7,549	508,199
Caesars Entertainment, Inc.*	13,341	583,535
Carnival Corp.*	105,961	1,731,403
Cava Group, Inc.(x)*	1,133	79,367
Darden Restaurants, Inc.	6,843	1,143,807
Denny’s Corp.*	179,467	1,608,024
DoorDash, Inc., Class A*	7,122	980,842
Expedia Group, Inc.*	3,813	525,241
Hilton Worldwide Holdings, Inc.	14,260	3,041,801
Hyatt Hotels Corp., Class A	4,628	738,721
International Game Technology plc	116,651	2,635,146
Marriott Vacations Worldwide Corp.	3,824	411,960
MGM Resorts International*	29,142	1,375,794
Norwegian Cruise Line Holdings Ltd.*	34,860	729,620
Penn Entertainment, Inc.*	15,143	275,754
Planet Fitness, Inc., Class A*	4,662	291,981
Red Rock Resorts, Inc., Class A	241,892	14,469,979
Royal Caribbean Cruises Ltd.*	17,461	2,427,254
Travel + Leisure Co.	4,060	198,778
Vail Resorts, Inc.	10,575	2,356,427
Wyndham Hotels & Resorts, Inc.	68,820	5,281,935
Wynn Resorts Ltd.	10,297	1,052,662
Yum! Brands, Inc.	3,479	482,363

		43,826,779

Household Durables (2.0%)
Century Communities, Inc.	30,490	2,942,285
DR Horton, Inc.	32,174	5,294,232
Garmin Ltd.	16,353	2,434,471
Leggett & Platt, Inc.	14,123	270,455
Lennar Corp., Class A	25,516	4,388,242
Lennar Corp., Class B	1,556	239,904
Meritage Homes Corp.	18,123	3,179,862
Mohawk Industries, Inc.*	5,527	723,429

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Newell Brands, Inc.	40,287	$323,505
NVR, Inc.*	903	7,314,264
PulteGroup, Inc.	22,917	2,764,248
Tempur Sealy International, Inc.	14,002	795,594
Toll Brothers, Inc.	11,012	1,424,622
TopBuild Corp.*	3,137	1,382,570
Whirlpool Corp.	5,661	677,225

		34,154,908

Leisure Products (0.2%)
Brunswick Corp.	6,800	656,336
Hasbro, Inc.	13,992	790,828
Mattel, Inc.*	37,469	742,261
Polaris, Inc.	5,304	531,036

		2,720,461

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	6,291	535,301
AutoNation, Inc.*	3,062	507,006
Bath & Body Works, Inc.	24,214	1,211,184
Best Buy Co., Inc.	17,584	1,442,416
Burlington Stores, Inc.*	9,212	2,138,934
CarMax, Inc.*	49,119	4,278,756
Dick’s Sporting Goods, Inc.	5,525	1,242,351
GameStop Corp., Class A(x)*	28,796	360,526
Gap, Inc. (The)	20,954	577,283
Lithia Motors, Inc., Class A	2,899	872,193
Murphy USA, Inc.	119	49,885
Penske Automotive Group, Inc.	2,086	337,911
RH*	1,414	492,440
Ross Stores, Inc.	2,377	348,849
Valvoline, Inc.*	10,153	452,519
Victoria’s Secret & Co.(x)*	3,570	69,187
Wayfair, Inc., Class A(x)*	5,635	382,504
Williams-Sonoma, Inc.	5,910	1,876,602

		17,175,847

Textiles, Apparel & Luxury Goods (0.6%)
Birkenstock Holding plc(x)*	1,779	84,058
Capri Holdings Ltd.*	12,222	553,657
Carter’s, Inc.	3,836	324,832
Columbia Sportswear Co.	3,704	300,691
PVH Corp.	6,336	890,905
Ralph Lauren Corp.	4,116	772,820
Skechers USA, Inc., Class A*	13,376	819,414
Steven Madden Ltd.	77,661	3,283,507
Tapestry, Inc.	22,807	1,082,876
Under Armour, Inc., Class A*	21,360	157,637
Under Armour, Inc., Class C*	20,429	145,863
VF Corp.	36,502	559,941
Wolverine World Wide, Inc.	114,839	1,287,345

		10,263,546

Total Consumer Discretionary		140,967,592

Consumer Staples (3.4%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	82	24,962
Brown-Forman Corp., Class A	1,591	84,243
Brown-Forman Corp., Class B	3,293	169,985
Molson Coors Beverage Co., Class B	18,619	1,252,128

		1,531,318

Consumer Staples Distribution & Retail (1.1%)
Albertsons Cos., Inc., Class A	41,109	881,377
BJ’s Wholesale Club Holdings, Inc.*	9,127	690,457
Casey’s General Stores, Inc.	3,395	1,081,138
Dollar Tree, Inc.*	21,786	2,900,806
Grocery Outlet Holding Corp.*	9,612	276,633
Kroger Co. (The)	69,667	3,980,076
Maplebear, Inc.(x)*	291	10,851
Performance Food Group Co.*	8,808	657,429
US Foods Holding Corp.*	109,800	5,925,906
Walgreens Boots Alliance, Inc.	76,327	1,655,533

		18,060,206

Food Products (2.2%)
Bunge Global SA	15,404	1,579,218
Cal-Maine Foods, Inc.	81,097	4,772,559
Campbell Soup Co.	20,016	889,711
Conagra Brands, Inc.	50,814	1,506,127
Darling Ingredients, Inc.*	16,491	766,996
Flowers Foods, Inc.	20,225	480,344
Freshpet, Inc.*	3,397	393,577
Hormel Foods Corp.	30,652	1,069,448
Ingredion, Inc.	7,023	820,638
J M Smucker Co. (The)	10,908	1,372,990
Kellanova	27,618	1,582,235
Lamb Weston Holdings, Inc.	681	72,547
Lancaster Colony Corp.	32,348	6,716,415
McCormick & Co., Inc. (Non- Voting)	26,705	2,051,211
Pilgrim’s Pride Corp.*	3,904	133,985
Post Holdings, Inc.*	107,405	11,415,003
Seaboard Corp.	25	80,598
Tyson Foods, Inc., Class A	29,530	1,734,297
WK Kellogg Co.	7,227	135,868

		37,573,767

Household Products (0.0%)†
Church & Dwight Co., Inc.	2,587	269,850
Reynolds Consumer Products, Inc.	6,154	175,758
Spectrum Brands Holdings, Inc.	3,153	280,649

		726,257

Personal Care Products (0.0%)†
Coty, Inc., Class A*	39,300	470,028
Olaplex Holdings, Inc.*	14,763	28,345

		498,373

Total Consumer Staples		58,389,921

Energy (4.5%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	105,882	3,547,047
Halliburton Co.	76,744	3,025,249
NOV, Inc.	42,085	821,499
Seadrill Ltd.*	40,671	2,045,751
TechnipFMC plc	46,378	1,164,552

		10,604,098

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	23,740	333,784
Antero Resources Corp.*	30,044	871,276
APA Corp.	10,532	362,090
Chesapeake Energy Corp.(x)	51,881	4,608,589
Chord Energy Corp.	17,050	3,038,992
Civitas Resources, Inc.	64,947	4,930,127
Coterra Energy, Inc.	300,596	8,380,616
Devon Energy Corp.	67,546	3,389,458
Diamondback Energy, Inc.	23,933	4,742,803
DT Midstream, Inc.	10,550	644,605
EQT Corp.	38,382	1,422,821
Hess Corp.	13,029	1,988,747
HF Sinclair Corp.	16,758	1,011,680
Marathon Oil Corp.	171,863	4,870,597
ONEOK, Inc.	58,223	4,667,738
Ovintiv, Inc.	71,864	3,729,742
Phillips 66	46,730	7,632,878
Range Resources Corp.	24,947	858,925
Southwestern Energy Co.*	116,920	886,254
Viper Energy, Inc., Class A	98,532	3,789,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Cos., Inc. (The)	129,941	$5,063,801

		67,225,064

Total Energy		77,829,162

Financials (15.3%)
Banks (4.5%)
Ameris Bancorp	54,041	2,614,503
Bank OZK	74,337	3,379,360
BankUnited, Inc.	38,325	1,073,100
BOK Financial Corp.	59,053	5,432,876
Cadence Bank	143,413	4,158,977
Citizens Financial Group, Inc.	49,758	1,805,718
Columbia Banking System, Inc.	197,382	3,819,342
Comerica, Inc.	13,804	759,082
Commerce Bancshares, Inc.	12,575	668,990
Cullen/Frost Bankers, Inc.	6,207	698,722
East West Bancorp, Inc.	15,134	1,197,251
Fifth Third Bancorp	71,860	2,673,910
First Citizens BancShares, Inc., Class A	3,226	5,274,510
First Hawaiian, Inc.	13,235	290,641
First Horizon Corp.	164,092	2,527,017
FNB Corp.	38,689	545,515
Huntington Bancshares, Inc.	152,706	2,130,249
KeyCorp	99,574	1,574,265
Live Oak Bancshares, Inc.	151,643	6,294,701
M&T Bank Corp.	17,642	2,565,852
New York Community Bancorp, Inc.	76,374	245,924
NU Holdings Ltd., Class A*	79,045	943,007
Pinnacle Financial Partners, Inc.	8,180	702,498
Popular, Inc.	7,610	670,365
Prosperity Bancshares, Inc.	9,450	621,621
Regions Financial Corp.	97,890	2,059,606
SouthState Corp.	46,831	3,982,040
Synovus Financial Corp.	109,027	4,367,622
TFS Financial Corp.	5,672	71,240
Webster Financial Corp.	230,560	11,705,531
Western Alliance Bancorp	11,327	727,080
Wintrust Financial Corp.	6,582	687,095
Zions Bancorp NA	15,820	686,588

		76,954,798

Capital Markets (3.2%)
Affiliated Managers Group, Inc.	3,516	588,824
Bank of New York Mellon Corp. (The)	81,048	4,669,986
Blue Owl Capital, Inc., Class A(x)	41,324	779,371
Carlyle Group, Inc. (The)	22,558	1,058,196
Cboe Global Markets, Inc.	11,205	2,058,695
Coinbase Global, Inc., Class A*	18,189	4,822,268
Evercore, Inc., Class A	17,904	3,448,131
Franklin Resources, Inc.	31,800	893,898
Houlihan Lokey, Inc., Class A	5,013	642,616
Interactive Brokers Group, Inc., Class A	11,034	1,232,608
Invesco Ltd.	38,858	644,654
Janus Henderson Group plc	14,275	469,505
Jefferies Financial Group, Inc.	19,699	868,726
KKR & Co., Inc.	53,025	5,333,254
Lazard, Inc.	11,635	487,157
MSCI, Inc.	4,079	2,286,076
Nasdaq, Inc.	39,172	2,471,753
Northern Trust Corp.	21,505	1,912,225
Raymond James Financial, Inc.	20,141	2,586,507
Robinhood Markets, Inc., Class A*	67,114	1,351,005
SEI Investments Co.	10,442	750,780
State Street Corp.	32,075	2,480,039
StepStone Group, Inc., Class A	92,469	3,304,842
Stifel Financial Corp.	40,187	3,141,418
T. Rowe Price Group, Inc.	23,291	2,839,639
TPG, Inc., Class A	65,147	2,912,071
Tradeweb Markets, Inc., Class A	7,961	829,297
Virtu Financial, Inc., Class A	8,822	181,027
XP, Inc., Class A	31,871	817,810

		55,862,378

Consumer Finance (0.8%)
Ally Financial, Inc.	28,301	1,148,737
Bread Financial Holdings, Inc.	61,814	2,301,953
Credit Acceptance Corp.*	665	366,781
Discover Financial Services	26,566	3,482,537
OneMain Holdings, Inc.	12,181	622,327
PRA Group, Inc.*	89,411	2,331,839
SLM Corp.	13,725	299,068
SoFi Technologies, Inc.(x)*	98,309	717,656
Synchrony Financial	43,219	1,863,603

		13,134,501

Financial Services (1.7%)
Affirm Holdings, Inc., Class A*	24,501	912,907
Block, Inc., Class A*	36,767	3,109,753
Corpay, Inc.*	570	175,868
Euronet Worldwide, Inc.*	2,461	270,538
Fidelity National Information Services, Inc.	63,093	4,680,239
Global Payments, Inc.	27,493	3,674,714
Jack Henry & Associates, Inc.	5,261	913,994
MGIC Investment Corp.	29,751	665,232
Mr Cooper Group, Inc.*	105,849	8,250,930
NCR Atleos Corp.*	7,228	142,753
Rocket Cos., Inc., Class A(x)*	7,843	114,116
UWM Holdings Corp., Class A(x)	6,752	49,019
Voya Financial, Inc.	71,132	5,258,077
Western Union Co. (The)	23,198	324,308
WEX, Inc.*	2,496	592,875

		29,135,323

Insurance (4.9%)
Aegon Ltd. (NYRS)	451,092	2,729,107
Aflac, Inc.	62,170	5,337,916
Allstate Corp. (The)	28,005	4,845,145
American Financial Group, Inc.	7,635	1,042,025
Arch Capital Group Ltd.*	32,831	3,034,898
Arthur J Gallagher & Co.	21,495	5,374,610
Assurant, Inc.	5,826	1,096,686
Assured Guaranty Ltd.	5,836	509,191
Axis Capital Holdings Ltd.	8,921	580,043
Brighthouse Financial, Inc.*	6,943	357,842
Brown & Brown, Inc.	29,773	2,606,328
Cincinnati Financial Corp.	16,471	2,045,204
CNA Financial Corp.	2,949	133,944
Enstar Group Ltd.*	9,136	2,839,103
Everest Group Ltd.	17,034	6,771,015
Fidelity National Financial, Inc.	27,684	1,470,020
First American Financial Corp.	10,897	665,262
Globe Life, Inc.	9,353	1,088,409
Hanover Insurance Group, Inc. (The)	31,543	4,295,210
Hartford Financial Services Group, Inc. (The)	31,607	3,257,101
Kemper Corp.	109,320	6,769,094
Lincoln National Corp.	16,818	536,999
Loews Corp.	43,928	3,439,123
Markel Group, Inc.*	1,390	2,114,857
Old Republic International Corp.	28,109	863,508
Primerica, Inc.	1,443	365,021
Principal Financial Group, Inc.	25,158	2,171,387
Prudential Financial, Inc.	38,814	4,556,764
Reinsurance Group of America, Inc.	7,229	1,394,330
RenaissanceRe Holdings Ltd.	23,022	5,410,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
RLI Corp.	3,376	$501,235
Unum Group	17,752	952,572
W R Berkley Corp.	21,331	1,886,514
White Mountains Insurance Group Ltd.	265	475,490
Willis Towers Watson plc	9,569	2,631,475

		84,148,289

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	73,264	725,314
Annaly Capital Management, Inc. (REIT)	52,209	1,027,995
Rithm Capital Corp. (REIT)	52,292	583,579
Starwood Property Trust, Inc. (REIT)	32,040	651,373

		2,988,261

Total Financials		262,223,550

Health Care (4.8%)
Biotechnology (0.4%)
Alnylam Pharmaceuticals, Inc.*	2,627	392,605
Biogen, Inc.*	15,332	3,306,039
BioMarin Pharmaceutical, Inc.*	17,526	1,530,721
Exact Sciences Corp.*	12,148	838,941
Exelixis, Inc.*	8,406	199,474
Incyte Corp.*	4,961	282,628
Ionis Pharmaceuticals, Inc.*	2,243	97,234
Roivant Sciences Ltd.*	2,420	25,507
United Therapeutics Corp.*	4,798	1,102,197

		7,775,346

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	53,840	2,301,122
Boston Scientific Corp.*	18,136	1,242,135
Cooper Cos., Inc. (The)	20,683	2,098,497
Dentsply Sirona, Inc.	131,590	4,367,472
Enovis Corp.*	113,966	7,117,177
Envista Holdings Corp.*	103,290	2,208,340
Globus Medical, Inc., Class A*	8,979	481,634
Hologic, Inc.*	24,453	1,906,356
ICU Medical, Inc.*	26,013	2,791,715
Integra LifeSciences Holdings Corp.*	99,633	3,531,990
QuidelOrtho Corp.*	5,697	273,114
STERIS plc	10,568	2,375,898
Tandem Diabetes Care, Inc.*	5,479	194,011
Teleflex, Inc.	14,377	3,251,646
Zimmer Biomet Holdings, Inc.	22,373	2,952,788

		37,093,895

Health Care Providers & Services (0.9%)
Acadia Healthcare Co., Inc.*	9,536	755,442
agilon health, Inc.(x)*	3,380	20,618
Amedisys, Inc.(x)*	3,380	311,501
Cardinal Health, Inc.	12,844	1,437,244
Chemed Corp.	435	279,239
Encompass Health Corp.	44,699	3,691,243
Henry Schein, Inc.*	13,807	1,042,705
Laboratory Corp. of America Holdings	9,024	1,971,383
Molina Healthcare, Inc.*	2,849	1,170,455
Premier, Inc., Class A	12,259	270,924
Quest Diagnostics, Inc.	11,911	1,585,473
R1 RCM, Inc.*	15,624	201,237
Tenet Healthcare Corp.*	10,778	1,132,876
Universal Health Services, Inc., Class B	6,216	1,134,171

		15,004,511

Health Care Technology (0.0%)†
Certara, Inc.*	8,633	154,358
Doximity, Inc., Class A*	6,953	187,105
Teladoc Health, Inc.(x)*	17,738	267,844

		609,307

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	5,792	842,794
Avantor, Inc.*	71,889	1,838,202
Azenta, Inc.*	5,805	349,925
Bio-Rad Laboratories, Inc., Class A*	2,146	742,237
Bio-Techne Corp.	1,005	70,742
Charles River Laboratories International, Inc.*	5,299	1,435,764
Fortrea Holdings, Inc.*	9,377	376,393
ICON plc*	7,384	2,480,655
Illumina, Inc.*	11,806	1,621,200
IQVIA Holdings, Inc.*	1,411	356,828
Maravai LifeSciences Holdings, Inc., Class A*	5,241	45,439
QIAGEN NV*	23,988	1,031,244
Repligen Corp.*	3,240	595,901
Revvity, Inc.	13,181	1,384,005
Sotera Health Co.*	3,323	39,909

		13,211,238

Pharmaceuticals (0.5%)
Catalent, Inc.*	19,287	1,088,751
Elanco Animal Health, Inc.*	51,752	842,522
Jazz Pharmaceuticals plc*	3,140	378,119
Organon & Co.	27,252	512,338
Perrigo Co. plc	76,265	2,454,970
Royalty Pharma plc, Class A	39,527	1,200,435
Viatris, Inc.	128,129	1,529,860

		8,006,995

Total Health Care		81,701,292

Industrials (16.3%)
Aerospace & Defense (1.1%)
BWX Technologies, Inc.	7,988	819,729
Curtiss-Wright Corp.	15,498	3,966,558
HEICO Corp.	407	77,737
HEICO Corp., Class A	896	137,930
Hexcel Corp.	8,837	643,775
Howmet Aerospace, Inc.	40,527	2,773,263
Huntington Ingalls Industries, Inc.	4,237	1,234,958
Mercury Systems, Inc.*	5,618	165,731
Spirit AeroSystems Holdings, Inc., Class A*	10,909	393,488
Textron, Inc.	20,907	2,005,609
TransDigm Group, Inc.	4,672	5,754,035
Woodward, Inc.	6,349	978,508

		18,951,321

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	2,879	219,207
Expeditors International of Washington, Inc.	13,519	1,643,505
GXO Logistics, Inc.*	12,396	666,409

		2,529,121

Building Products (1.9%)
A.O. Smith Corp.	11,468	1,025,927
Allegion plc	746	100,494
Armstrong World Industries, Inc.	3,294	409,181
AZEK Co., Inc. (The), Class A*	15,148	760,732
Builders FirstSource, Inc.*	28,685	5,982,257
Carlisle Cos., Inc.	5,154	2,019,595
Carrier Global Corp.	88,791	5,161,421
Fortune Brands Innovations, Inc.	82,299	6,968,256
Hayward Holdings, Inc.*	13,000	199,030
Lennox International, Inc.	3,408	1,665,694
Masco Corp.	23,952	1,889,334
Owens Corning	9,473	1,580,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	17,101	$5,133,720

		32,895,737

Commercial Services & Supplies (0.5%)
Cintas Corp.	995	683,595
Clean Harbors, Inc.*	5,358	1,078,619
Driven Brands Holdings, Inc.*	5,965	94,187
MSA Safety, Inc.	3,196	618,714
RB Global, Inc.	4,517	344,060
Republic Services, Inc.	22,024	4,216,275
Stericycle, Inc.*	9,958	525,284
Tetra Tech, Inc.	4,606	850,774
Vestis Corp.	11,675	224,977

		8,636,485

Construction & Engineering (0.6%)
AECOM	14,341	1,406,565
EMCOR Group, Inc.	3,229	1,130,796
Fluor Corp.*	66,880	2,827,686
MasTec, Inc.*	6,412	597,919
MDU Resources Group, Inc.	21,687	546,512
Quanta Services, Inc.	11,177	2,903,785
Valmont Industries, Inc.	2,090	477,105
WillScot Mobile Mini Holdings Corp.*	14,767	686,666

		10,577,034

Electrical Equipment (1.5%)
Acuity Brands, Inc.	3,237	869,879
AMETEK, Inc.	24,401	4,462,943
Generac Holdings, Inc.*	7,446	939,238
Hubbell, Inc., Class B	3,091	1,282,920
nVent Electric plc	17,519	1,320,933
Plug Power, Inc.(x)*	51,742	177,992
Regal Rexnord Corp.	62,187	11,199,879
Sensata Technologies Holding plc	82,111	3,016,758
Sunrun, Inc.(x)*	21,839	287,838
Vertiv Holdings Co., Class A	33,882	2,767,143

		26,325,523

Ground Transportation (0.7%)
Avis Budget Group, Inc.	1,292	158,218
Hertz Global Holdings, Inc.(x)*	15,237	119,306
JB Hunt Transport Services, Inc.	7,034	1,401,524
Knight-Swift Transportation Holdings, Inc., Class A	101,822	5,602,246
Landstar System, Inc.	698	134,546
Old Dominion Freight Line, Inc.	1,418	310,982
Ryder System, Inc.	4,693	564,052
Saia, Inc.*	2,514	1,470,690
Schneider National, Inc., Class B	5,853	132,512
U-Haul Holding Co. (Nasdaq Stock Exchange)*	240	16,210
U-Haul Holding Co. (New York Stock Exchange)	6,873	458,292
XPO, Inc.*	12,090	1,475,343

		11,843,921

Machinery (4.7%)
AGCO Corp.	6,756	831,123
Allison Transmission Holdings, Inc.	8,552	694,080
CNH Industrial NV	104,252	1,351,106
Crane Co.	5,018	678,082
Cummins, Inc.	14,508	4,274,782
Donaldson Co., Inc.	7,304	545,463
Dover Corp.	14,856	2,632,335
Energy Recovery, Inc.*	172,118	2,717,743
Esab Corp.	29,214	3,230,192
Flowserve Corp.	69,398	3,170,101
Fortive Corp.	37,341	3,212,073
Gates Industrial Corp. plc*	424,122	7,511,201
Graco, Inc.	10,431	974,881
IDEX Corp.	7,274	1,775,001
Ingersoll Rand, Inc.	43,096	4,091,965
ITT, Inc.	8,730	1,187,542
John Bean Technologies Corp.	29,629	3,107,786
Lincoln Electric Holdings, Inc.	411	104,986
Middleby Corp. (The)*	34,430	5,536,000
Nordson Corp.	6,082	1,669,752
Oshkosh Corp.	6,934	864,739
Otis Worldwide Corp.	41,028	4,072,849
PACCAR, Inc.	54,557	6,759,067
Parker-Hannifin Corp.	13,573	7,543,738
Pentair plc	17,507	1,495,798
RBC Bearings, Inc.*	3,007	812,942
Snap-on, Inc.	5,552	1,644,613
Stanley Black & Decker, Inc.	16,349	1,601,058
Timken Co. (The)	6,476	566,197
Westinghouse Air Brake Technologies Corp.	19,025	2,771,562
Xylem, Inc.	22,207	2,870,033

		80,298,790

Marine Transportation (0.0%)†
Kirby Corp.*	6,151	586,313

Passenger Airlines (0.9%)
Alaska Air Group, Inc.*	63,694	2,738,205
Allegiant Travel Co.	64,072	4,818,855
American Airlines Group, Inc.*	44,432	682,031
Delta Air Lines, Inc.	64,977	3,110,449
Southwest Airlines Co.	62,481	1,823,821
United Airlines Holdings, Inc.*	34,843	1,668,283

		14,841,644

Professional Services (2.1%)
Broadridge Financial Solutions, Inc.	6,932	1,420,090
CACI International, Inc., Class A*	2,344	887,977
Clarivate plc(x)*	50,363	374,197
Concentrix Corp.	4,726	312,956
Dayforce, Inc.*	14,275	945,148
Dun & Bradstreet Holdings, Inc.	28,530	286,441
Equifax, Inc.	3,991	1,067,672
First Advantage Corp.(x)	241,054	3,909,896
FTI Consulting, Inc.*	2,942	618,673
Genpact Ltd.	13,869	456,984
Insperity, Inc.	28,483	3,122,022
Jacobs Solutions, Inc.	13,399	2,059,828
KBR, Inc.	8,890	565,937
Leidos Holdings, Inc.	40,833	5,352,798
ManpowerGroup, Inc.	5,064	393,169
Paycor HCM, Inc.*	3,393	65,960
Robert Half, Inc.	10,928	866,372
Science Applications International Corp.	5,492	716,102
SS&C Technologies Holdings, Inc.	108,165	6,962,581
TransUnion	20,555	1,640,289
WNS Holdings Ltd.*	69,744	3,524,164

		35,549,256

Trading Companies & Distributors (2.2%)
AerCap Holdings NV*	41,395	3,597,639
Air Lease Corp., Class A	100,219	5,155,265
Boise Cascade Co.	2,900	444,773
Core & Main, Inc., Class A*	18,361	1,051,167
Fastenal Co.	15,112	1,165,740
Ferguson plc	20,565	4,492,013
MSC Industrial Direct Co., Inc., Class A	4,969	482,192
SiteOne Landscape Supply, Inc.*	3,123	545,120
United Rentals, Inc.	5,729	4,131,239
Watsco, Inc.	2,640	1,140,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of	Value
	Shares	(Note 1)
WESCO International, Inc.	87,855	$15,047,804

		37,253,353

Total Industrials		280,288,498

Information Technology (6.9%)
Communications Equipment (0.6%)
Ciena Corp.*	104,412	5,163,173
F5, Inc.*	22,794	4,321,514
Juniper Networks, Inc.	33,799	1,252,591
Lumentum Holdings, Inc.*	7,222	341,962
Viasat, Inc.*	12,999	235,152

		11,314,392

Electronic Equipment, Instruments & Components (2.1%)
Amphenol Corp., Class A	30,828	3,556,010
Arrow Electronics, Inc.*	29,550	3,825,543
Avnet, Inc.	9,809	486,330
Belden, Inc.	36,267	3,358,687
CDW Corp.	789	201,810
Cognex Corp.	18,418	781,292
Coherent Corp.*	67,432	4,087,728
Corning, Inc.	81,168	2,675,297
Crane NXT Co.	5,029	311,295
Flex Ltd.*	138,867	3,972,985
IPG Photonics Corp.*	3,112	282,227
Jabil, Inc.	4,834	647,514
Keysight Technologies, Inc.*	13,758	2,151,476
Littelfuse, Inc.	2,528	612,661
Sanmina Corp.*	36,650	2,278,897
TD SYNNEX Corp.	6,318	714,566
Teledyne Technologies, Inc.*	4,967	2,132,432
Trimble, Inc.*	26,188	1,685,460
Vontier Corp.	10,994	498,688
Zebra Technologies Corp., Class A*	4,456	1,343,217

		35,604,115

IT Services (0.8%)
Akamai Technologies, Inc.*	15,931	1,732,656
Amdocs Ltd.	12,252	1,107,213
Cognizant Technology Solutions Corp., Class A	53,249	3,902,619
DXC Technology Co.*	20,536	435,569
GoDaddy, Inc., Class A*	22,238	2,639,206
Kyndryl Holdings, Inc.*	24,147	525,439
Okta, Inc.*	15,236	1,593,990
Twilio, Inc., Class A*	14,938	913,459
VeriSign, Inc.*	8,942	1,694,598

		14,544,749

Semiconductors & Semiconductor Equipment (1.9%)
Cirrus Logic, Inc.*	24,470	2,264,943
Entegris, Inc.	15,056	2,115,970
First Solar, Inc.*	11,315	1,909,972
GLOBALFOUNDRIES, Inc.(x)*	8,029	418,391
Marvell Technology, Inc.	90,654	6,425,556
Microchip Technology, Inc.	16,071	1,441,729
MKS Instruments, Inc.	33,656	4,476,248
ON Semiconductor Corp.*	45,880	3,374,474
Qorvo, Inc.*	10,358	1,189,409
Silicon Motion Technology Corp. (ADR)	44,631	3,433,909
Skyworks Solutions, Inc.	16,838	1,823,892
Synaptics, Inc.*	19,994	1,950,615
Teradyne, Inc.	2,595	292,794
Universal Display Corp.	2,769	466,438
Wolfspeed, Inc.*	13,463	397,159

		31,981,499

Software (1.0%)
ANSYS, Inc.*	1,641	569,689
AppLovin Corp., Class A*	15,837	1,096,237
Aspen Technology, Inc.*	2,906	619,792
Bentley Systems, Inc., Class B	1,590	83,030
BILL Holdings, Inc.*	11,078	761,280
CCC Intelligent Solutions Holdings, Inc.*	35,595	425,716
Dolby Laboratories, Inc., Class A	6,432	538,809
Dropbox, Inc., Class A*	2,725	66,217
Gen Digital, Inc.	49,584	1,110,681
Guidewire Software, Inc.*	8,731	1,018,995
HashiCorp, Inc., Class A*	3,325	89,609
Informatica, Inc., Class A*	4,181	146,335
nCino, Inc.*	6,799	254,147
NCR Voyix Corp.*	12,747	160,995
Nutanix, Inc., Class A*	19,593	1,209,280
Progress Software Corp.	73,415	3,913,754
PTC, Inc.*	5,757	1,087,727
SentinelOne, Inc., Class A*	22,190	517,249
Tyler Technologies, Inc.*	1,093	464,536
UiPath, Inc., Class A*	9,886	224,116
Unity Software, Inc.*	19,124	510,611
Zoom Video Communications, Inc., Class A*	27,377	1,789,634

		16,658,439

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	138,258	2,451,314
HP, Inc.	73,413	2,218,541
NetApp, Inc.	13,138	1,379,096
Pure Storage, Inc., Class A*	6,844	355,820
Western Digital Corp.*	34,526	2,356,054

		8,760,825

Total Information Technology		118,864,019

Materials (5.3%)
Chemicals (3.1%)
Albemarle Corp.	12,441	1,638,977
Ashland, Inc.	99,152	9,654,430
Axalta Coating Systems Ltd.*	21,234	730,237
Celanese Corp.	26,991	4,638,673
CF Industries Holdings, Inc.	20,506	1,706,304
Chemours Co. (The)	16,037	421,132
Corteva, Inc.	74,882	4,318,445
DuPont de Nemours, Inc.	45,636	3,498,912
Eastman Chemical Co.	12,588	1,261,569
Element Solutions, Inc.	23,067	576,214
FMC Corp.	76,561	4,876,936
Ginkgo Bioworks Holdings, Inc., Class A(x)*	163,411	189,557
Huntsman Corp.	160,008	4,165,008
Ingevity Corp.*	54,181	2,584,434
International Flavors & Fragrances, Inc.	27,169	2,336,262
LyondellBasell Industries NV, Class A	27,660	2,829,065
Mosaic Co. (The)	34,392	1,116,364
NewMarket Corp.	683	433,446
Olin Corp.	12,406	729,473
PPG Industries, Inc.	18,683	2,707,167
RPM International, Inc.	10,952	1,302,740
Westlake Corp.	3,486	532,661

		52,248,006

Construction Materials (0.4%)
Eagle Materials, Inc.	1,258	341,862
Martin Marietta Materials, Inc.	6,559	4,026,832
Vulcan Materials Co.	10,965	2,992,568

		7,361,262

Containers & Packaging (0.8%)
Amcor plc	152,845	1,453,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
AptarGroup, Inc.	6,870	$988,524
Ardagh Group SA, Class A(r)(x)*	2,942	18,255
Ardagh Metal Packaging SA	1,138	3,903
Avery Dennison Corp.	5,710	1,274,758
Ball Corp.	32,739	2,205,299
Berry Global Group, Inc.	12,289	743,239
Crown Holdings, Inc.	11,491	910,777
Graphic Packaging Holding Co.	15,041	438,896
International Paper Co.	36,956	1,442,023
Packaging Corp. of America	9,409	1,785,640
Sealed Air Corp.	6,564	244,181
Silgan Holdings, Inc.	8,348	405,379
Sonoco Products Co.	10,630	614,839
Westrock Co.	26,994	1,334,853

		13,864,122

Metals & Mining (1.0%)
Alcoa Corp.	19,206	648,971
Cleveland-Cliffs, Inc.*	53,003	1,205,288
MP Materials Corp.(x)*	10,179	145,560
Nucor Corp.	26,089	5,163,013
Reliance, Inc.	16,772	5,604,867
Royal Gold, Inc.	6,934	844,630
SSR Mining, Inc.	23,373	104,244
Steel Dynamics, Inc.	16,157	2,394,952
United States Steel Corp.	23,469	957,066

		17,068,591

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	6,909	579,734

Total Materials		91,121,715

Real Estate (8.0%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	149,296	3,980,231
WP Carey, Inc. (REIT)	23,024	1,299,475

		5,279,706

Health Care REITs (0.7%)
American Healthcare REIT, Inc. (REIT)	122,580	1,808,055
Healthcare Realty Trust, Inc. (REIT), Class A	39,774	562,802
Healthpeak Properties, Inc. (REIT)	74,879	1,403,981
Medical Properties Trust, Inc. (REIT)(x)	61,399	288,576
Omega Healthcare Investors, Inc. (REIT)	26,646	843,879
Ventas, Inc. (REIT)	41,993	1,828,375
Welltower, Inc. (REIT)	58,780	5,492,403

		12,228,071

Hotel & Resort REITs (0.4%)
Host Hotels & Resorts, Inc. (REIT)	73,924	1,528,748
Park Hotels & Resorts, Inc. (REIT)	23,093	403,897
Ryman Hospitality Properties, Inc. (REIT)	42,425	4,904,754

		6,837,399

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	30,036	748,497
EastGroup Properties, Inc. (REIT)	4,849	871,705
First Industrial Realty Trust, Inc. (REIT)	77,581	4,076,106
Rexford Industrial Realty, Inc. (REIT)	22,227	1,118,018
STAG Industrial, Inc. (REIT)	18,994	730,129

		7,544,455

Office REITs (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)	18,450	2,378,390
Boston Properties, Inc. (REIT)	16,674	1,088,979
Cousins Properties, Inc. (REIT)	16,106	387,188
Douglas Emmett, Inc. (REIT)(x)	289,906	4,020,996
Highwoods Properties, Inc. (REIT)	10,761	281,723
Kilroy Realty Corp. (REIT)	12,603	459,127
NET Lease Office Properties (REIT)	1,587	37,771
Vornado Realty Trust (REIT)	19,169	551,492

		9,205,666

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	32,282	3,139,101
CoStar Group, Inc.*	24,540	2,370,564
Howard Hughes Holdings, Inc.*	3,495	253,807
Jones Lang LaSalle, Inc.*	18,178	3,546,346
Zillow Group, Inc., Class A*	6,264	299,795
Zillow Group, Inc., Class C*	16,056	783,212

		10,392,825

Residential REITs (1.5%)
American Homes 4 Rent (REIT), Class A	35,351	1,300,210
Apartment Income REIT Corp. (REIT), Class A	16,140	524,066
AvalonBay Communities, Inc. (REIT)	15,076	2,797,503
Camden Property Trust (REIT)	11,018	1,084,171
Equity LifeStyle Properties, Inc. (REIT)	12,663	815,497
Equity Residential (REIT)	39,691	2,504,899
Essex Property Trust, Inc. (REIT)	6,804	1,665,687
Invitation Homes, Inc. (REIT)	64,387	2,292,821
Mid-America Apartment Communities, Inc. (REIT)	50,600	6,657,948
Sun Communities, Inc. (REIT)	10,199	1,311,387
UDR, Inc. (REIT)	142,226	5,320,675

		26,274,864

Retail REITs (1.3%)
Agree Realty Corp. (REIT)	10,337	590,449
Brixmor Property Group, Inc. (REIT)	207,283	4,860,786
Federal Realty Investment Trust (REIT)	8,639	882,215
Kimco Realty Corp. (REIT)	70,114	1,374,936
NETSTREIT Corp. (REIT)(x)	180,798	3,321,259
NNN REIT, Inc. (REIT)	19,141	818,086
Realty Income Corp. (REIT)	88,489	4,787,255
Regency Centers Corp. (REIT)	19,249	1,165,720
Simon Property Group, Inc. (REIT)	26,925	4,213,493

		22,014,199

Specialized REITs (2.2%)
CubeSmart (REIT)	205,999	9,315,275
Digital Realty Trust, Inc. (REIT)	32,001	4,609,424
EPR Properties (REIT)	7,899	335,312
Extra Space Storage, Inc. (REIT)	22,256	3,271,632
Gaming and Leisure Properties, Inc. (REIT)(x)	111,256	5,125,564
Iron Mountain, Inc. (REIT)	15,526	1,245,340
Lamar Advertising Co. (REIT), Class A	2,030	242,402
National Storage Affiliates Trust (REIT)	8,355	327,182
Rayonier, Inc. (REIT)	159,812	5,312,151
SBA Communications Corp. (REIT)	10,258	2,222,909
VICI Properties, Inc. (REIT), Class A	110,296	3,285,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	78,114	$2,805,074

		38,097,983

Total Real Estate		137,875,168

Utilities (4.3%)
Electric Utilities (2.0%)
Alliant Energy Corp.	26,517	1,336,457
Avangrid, Inc.	7,959	290,026
Constellation Energy Corp.	34,258	6,332,591
Edison International	39,960	2,826,371
Entergy Corp.	22,560	2,384,141
Evergy, Inc.	23,730	1,266,707
Eversource Energy	37,015	2,212,387
FirstEnergy Corp.	58,174	2,246,680
Hawaiian Electric Industries, Inc.	12,418	139,951
IDACORP, Inc.	38,221	3,550,349
NRG Energy, Inc.	23,790	1,610,345
OGE Energy Corp.	20,506	703,356
PG&E Corp.	215,663	3,614,512
Pinnacle West Capital Corp.	12,217	912,976
PPL Corp.	78,959	2,173,741
Xcel Energy, Inc.	58,695	3,154,856

		34,755,446

Gas Utilities (0.8%)
Atmos Energy Corp.	15,882	1,887,893
National Fuel Gas Co.	9,378	503,786
ONE Gas, Inc.	57,186	3,690,213
Spire, Inc.(x)	55,193	3,387,194
UGI Corp.	136,190	3,342,103

		12,811,189

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	28,154	504,801
Brookfield Renewable Corp., Class A	14,473	355,602
Clearway Energy, Inc., Class A	3,928	84,491
Clearway Energy, Inc., Class C	8,155	187,973
Vistra Corp.	43,297	3,015,636

		4,148,503

Multi-Utilities (1.1%)
Ameren Corp.	27,751	2,052,464
CenterPoint Energy, Inc.	67,455	1,921,793
CMS Energy Corp.	30,867	1,862,515
Consolidated Edison, Inc.	37,000	3,359,970
DTE Energy Co.	21,879	2,453,511
NiSource, Inc.	44,019	1,217,565
Public Service Enterprise Group, Inc.	52,504	3,506,217
WEC Energy Group, Inc.	33,139	2,721,375

		19,095,410

Water Utilities (0.2%)
American Water Works Co., Inc.	20,658	2,524,614
Essential Utilities, Inc.	26,223	971,562

		3,496,176

Total Utilities		74,306,724

Total Common Stocks (78.9%) (Cost $961,847,223)		1,355,688,285

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	11,775	715,214
iShares Morningstar Mid-Cap ETF	7,464	543,603
iShares Morningstar Mid-Cap Growth ETF(x)	45,380	3,207,458
iShares Morningstar Mid-Cap Value ETF(x)‡	495,911	35,978,343
iShares Russell Mid-Cap ETF	6,120	514,631
iShares Russell Mid-Cap Growth ETF(x)	12,208	1,393,421
iShares Russell Mid-Cap Value ETF(x)	473,775	59,378,221
iShares S&P Mid-Cap 400 Growth ETF(x)	38,540	3,516,775
iShares S&P Mid-Cap 400 Value ETF	156,242	18,481,866
SPDR S&P 400 Mid Cap Value ETF(x)	157,688	11,984,288
Vanguard Mid-Cap Growth ETF(x)	15,800	3,725,482
Vanguard Mid-Cap Value ETF(x)	243,500	37,964,085

Total Exchange Traded Funds (10.3%) (Cost $68,520,785)		177,403,387

SHORT-TERM INVESTMENTS:
Investment Companies (5.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	7,548,021	7,548,021
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	72,887,642	72,916,797
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield) (xx)	4,000,000	4,000,000

Total Investment Companies		98,464,818

Total Short-Term Investments (5.8%) (Cost $98,448,355)		98,464,818

Total Investments in Securities (95.0%) (Cost $1,128,816,363)		1,631,556,490
Other Assets Less Liabilities (5.0%)		86,394,063

Net Assets (100%)		$1,717,950,553

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $32,052,294. This was collateralized by $7,191,084 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 4/18/24 – 2/15/54 and by cash of $25,548,021 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	495,911	38,066,157	—	(4,577,994)	400,843	2,089,337	35,978,343	162,055	—

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	112	6/2024	USD	29,727,600	601,707
S&P Midcap 400 E-Mini Index	446	6/2024	USD	137,252,040	3,216,174

					3,817,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,120,644	$—	$—	$32,120,644
Consumer Discretionary	140,967,592	—	—	140,967,592
Consumer Staples	58,389,921	—	—	58,389,921
Energy	77,829,162	—	—	77,829,162
Financials	262,223,550	—	—	262,223,550
Health Care	81,701,292	—	—	81,701,292
Industrials	280,288,498	—	—	280,288,498
Information Technology	118,864,019	—	—	118,864,019
Materials	91,103,460	—	18,255	91,121,715
Real Estate	137,875,168	—	—	137,875,168
Utilities	74,306,724	—	—	74,306,724
Exchange Traded Funds	177,403,387	—	—	177,403,387
Futures	3,817,881	—	—	3,817,881
Short-Term Investments
Investment Companies	98,464,818	—	—	98,464,818

Total Assets	$1,635,356,116	$—	$18,255	$1,635,374,371

Total Liabilities	$—	$—	$—	$—

Total	$1,635,356,116	$—	$18,255	$1,635,374,371

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,511,875
Aggregate gross unrealized depreciation	(83,355,618)

Net unrealized appreciation	$486,156,257

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,149,218,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,759	$59,120
AST SpaceMobile, Inc., Class A(x)*	16,742	48,552
Bandwidth, Inc., Class A(x)*	758	13,841
Cogent Communications Holdings, Inc.	4,002	261,451
Consolidated Communications Holdings, Inc.*	1,358	5,866
Globalstar, Inc.(x)*	91,817	134,971
IDT Corp., Class B	1,670	63,143
Ooma, Inc.*	3,689	31,467

		618,411

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A(x)*	1,381	57,864
Atlanta Braves Holdings, Inc., Class C*	6,813	266,116
Cinemark Holdings, Inc.*	13,508	242,739
Eventbrite, Inc., Class A*	10,299	56,438
IMAX Corp.*	6,616	106,981
Lions Gate Entertainment Corp., Class A*	5,602	55,740
Lions Gate Entertainment Corp., Class B*	12,254	114,085
Loop Media, Inc.(x)*	5,619	2,059
Madison Square Garden Entertainment Corp., Class A*	4,939	193,658
Vivid Seats, Inc., Class A*	3,240	19,407

		1,115,087

Interactive Media & Services (0.4%)
Cargurus, Inc., Class A*	14,088	325,151
Cars.com, Inc.*	9,699	166,629
EverQuote, Inc., Class A*	2,962	54,975
Grindr, Inc.(x)*	6,308	63,900
MediaAlpha, Inc., Class A*	2,841	57,871
Nextdoor Holdings, Inc.*	13,788	31,023
QuinStreet, Inc.*	7,723	136,388
Shutterstock, Inc.(x)	3,609	165,328
Vimeo, Inc.*	2,531	10,352
Yelp, Inc., Class A*	9,743	383,874
Ziff Davis, Inc.*	1,493	94,119
ZipRecruiter, Inc., Class A*	10,029	115,233

		1,604,843

Media (0.6%)
Boston Omaha Corp., Class A*	265	4,097
Cardlytics, Inc.(x)*	145,800	2,112,642
Daily Journal Corp.*	34	12,295
Entravision Communications Corp., Class A	9,276	15,213
EW Scripps Co. (The), Class A*	4,331	17,021
Gambling.com Group Ltd.*	2,401	21,921
Gray Television, Inc.	1,004	6,345
Integral Ad Science Holding Corp.*	9,878	98,484
Magnite, Inc.*	8,259	88,784
PubMatic, Inc., Class A*	948	22,486
Sinclair, Inc.(x)	585	7,880
TechTarget, Inc.*	3,714	122,859
Townsquare Media, Inc., Class A	1,749	19,204

		2,549,231

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	1,023	8,982

Total Communication Services		5,896,554

Consumer Discretionary (19.1%)
Automobile Components (0.7%)
Atmus Filtration Technologies, Inc.*	7,486	241,423
Cooper-Standard Holdings, Inc.*	767	12,702
Dorman Products, Inc.*	3,892	375,150
Fox Factory Holding Corp.*	6,286	327,312
Gentherm, Inc.*	4,841	278,745
LCI Industries	1,378	169,577
Luminar Technologies, Inc., Class A(x)*	41,028	80,825
Modine Manufacturing Co.*	4,870	463,575
Patrick Industries, Inc.	386	46,115
Stoneridge, Inc.*	495	9,128
Visteon Corp.*	4,066	478,202
XPEL, Inc.(m)*	3,290	177,726

		2,660,480

Automobiles (0.0%)†
Livewire Group, Inc.(x)*	2,951	21,336
Workhorse Group, Inc.(x)*	3,491	819

		22,155

Broadline Retail (3.1%)
Dillard’s, Inc., Class A(x)	501	236,292
Global-e Online Ltd.*	330,455	12,012,039
Savers Value Village, Inc.*	1,923	37,075

		12,285,406

Diversified Consumer Services (0.9%)
2U, Inc.(x)*	186	73
Carriage Services, Inc., Class A	1,905	51,511
Chegg, Inc.*	14,611	110,605
Coursera, Inc.*	19,544	274,007
Duolingo, Inc., Class A*	6,992	1,542,295
European Wax Center, Inc., Class A*	4,653	60,396
Frontdoor, Inc.*	11,763	383,239
Laureate Education, Inc.	16,340	238,074
Nerdy, Inc.(x)*	9,648	28,076
OneSpaWorld Holdings Ltd.*	12,484	165,163
Stride, Inc.*	6,259	394,630
Udemy, Inc.*	13,038	143,157
Universal Technical Institute, Inc.*	1,010	16,099

		3,407,325

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	7,652	90,217
Bally’s Corp.(x)*	2,585	36,035
BJ’s Restaurants, Inc.*	2,062	74,603
Bloomin’ Brands, Inc.	12,910	370,259
Bowlero Corp., Class A(x)	2,167	29,688
Brinker International, Inc.*	5,900	293,112
Cava Group, Inc.(x)*	3,678	257,644
Century Casinos, Inc.*	3,896	12,311
Cheesecake Factory, Inc. (The)	7,040	254,496
Chuy’s Holdings, Inc.*	2,063	69,585
Cracker Barrel Old Country Store, Inc.(x)	3,232	235,063
Dave & Buster’s Entertainment, Inc.*	4,986	312,124
Denny’s Corp.*	6,020	53,939
Dine Brands Global, Inc.	2,095	97,376
Empire Resorts, Inc.(r)*	242	—
Everi Holdings, Inc.*	7,727	77,656
First Watch Restaurant Group, Inc.*	1,317	32,425
Full House Resorts, Inc.*	4,410	24,564
Global Business Travel Group I(x)*	4,993	30,008
Golden Entertainment, Inc.	2,964	109,164
Hilton Grand Vacations, Inc.*	11,461	541,074
Inspired Entertainment, Inc.*	3,392	33,445
International Game Technology plc	15,907	359,339
Jack in the Box, Inc.	2,899	198,523
Krispy Kreme, Inc.(x)	4,329	65,952
Kura Sushi USA, Inc., Class A(x)*	862	99,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Life Time Group Holdings, Inc.*	2,164	$33,585
Light & Wonder, Inc.*	6,252	638,267
Lindblad Expeditions Holdings, Inc.*	402	3,751
Monarch Casino & Resort, Inc.	2,020	151,480
Mondee Holdings, Inc., Class A(x)*	6,005	13,872
Nathan’s Famous, Inc.	377	26,692
Noodles & Co., Class A*	5,739	10,961
ONE Group Hospitality, Inc. (The)*	3,021	16,827
Papa John’s International, Inc.	3,760	250,416
PlayAGS, Inc.*	5,700	51,186
Portillo’s, Inc., Class A*	6,504	92,227
Potbelly Corp.*	3,532	42,772
RCI Hospitality Holdings, Inc.	1,338	77,604
Red Robin Gourmet Burgers, Inc.(x)*	2,480	18,997
Red Rock Resorts, Inc., Class A	3,732	223,248
Rush Street Interactive, Inc.*	9,529	62,034
Sabre Corp.*	11,862	28,706
Shake Shack, Inc., Class A*	5,577	580,175
Six Flags Entertainment Corp.*	8,433	221,957
Super Group SGHC Ltd.*	19,450	67,102
Sweetgreen, Inc., Class A*	11,576	292,410
Target Hospitality Corp.(x)*	4,330	47,067
United Parks & Resorts, Inc.*	5,089	286,053
Xponential Fitness, Inc., Class A*	2,908	48,098

		7,043,357

Household Durables (1.3%)
Cavco Industries, Inc.*	1,220	486,853
Cricut, Inc., Class A	6,726	32,016
Dream Finders Homes, Inc., Class A*	1,407	61,528
Green Brick Partners, Inc.*	1,244	74,926
Installed Building Products, Inc.	3,479	900,122
iRobot Corp.(x)*	3,684	32,272
LGI Homes, Inc.*	225	26,183
Lovesac Co. (The)*	1,941	43,867
Skyline Champion Corp.*	4,426	376,254
Sonos, Inc.*	18,264	348,112
Victoria plc(x)*	832,438	2,779,000
Vizio Holding Corp., Class A*	10,028	109,706

		5,270,839

Leisure Products (2.1%)
Acushnet Holdings Corp.(x)	4,463	294,335
Funko, Inc., Class A*	3,762	23,475
Malibu Boats, Inc., Class A*	1,834	79,376
Marine Products Corp.	1,294	15,204
MasterCraft Boat Holdings, Inc.*	2,442	57,924
Peloton Interactive, Inc., Class A*	1,808,657	7,750,095
Solo Brands, Inc., Class A(x)*	2,512	5,451
Sturm Ruger & Co., Inc.	2,381	109,883

		8,335,743

Specialty Retail (5.9%)
Abercrombie & Fitch Co., Class A*	3,732	467,732
Academy Sports & Outdoors, Inc.	10,583	714,776
American Eagle Outfitters, Inc.	6,141	158,376
Arko Corp.	11,121	63,390
Boot Barn Holdings, Inc.*	4,432	421,705
Buckle, Inc. (The)	4,395	176,987
Build-A-Bear Workshop, Inc.	1,382	41,280
Camping World Holdings, Inc., Class A	6,289	175,149
CarParts.com, Inc.*	7,718	12,503
Carvana Co.(x)*	191,189	16,807,425
Duluth Holdings, Inc., Class B(x)*	161	789
Envela Corp.(x)*	1,071	4,948
EVgo, Inc., Class A(x)*	1,163	2,919
Guess?, Inc.(x)	409	12,871
Hibbett, Inc.	1,411	108,379
Leslie’s, Inc.*	2,469	16,048
National Vision Holdings, Inc.*	703	15,578
Rent the Runway, Inc., Class A(x)*	840	290
Revolve Group, Inc., Class A(x)*	5,723	121,156
RH*	3,678	1,280,900
Sally Beauty Holdings, Inc.*	14,818	184,040
Sleep Number Corp.*	1,774	28,437
Stitch Fix, Inc., Class A*	6,742	17,799
ThredUp, Inc., Class A*	2,206	4,412
Torrid Holdings, Inc.(x)*	1,152	5,622
Upbound Group, Inc.	7,386	260,061
Urban Outfitters, Inc.*	3,088	134,081
Warby Parker, Inc., Class A*	12,405	168,832
Wayfair, Inc., Class A(x)*	32,201	2,185,804

		23,592,289

Textiles, Apparel & Luxury Goods (3.3%)
Figs, Inc., Class A(x)*	217,061	1,080,964
Hanesbrands, Inc.*	34,192	198,314
Kontoor Brands, Inc.	8,291	499,533
On Holding AG, Class A(x)*	302,242	10,693,322
Oxford Industries, Inc.	1,648	185,235
Rocky Brands, Inc.	33	895
Steven Madden Ltd.	10,753	454,637
Wolverine World Wide, Inc.	10,211	114,465

		13,227,365

Total Consumer Discretionary		75,844,959

Consumer Staples (5.0%)
Beverages (0.3%)
Coca-Cola Consolidated, Inc.	699	591,641
Duckhorn Portfolio, Inc. (The)*	1,317	12,261
MGP Ingredients, Inc.	2,335	201,113
National Beverage Corp.*	3,439	163,215
Primo Water Corp.	3,198	58,236
Vita Coco Co., Inc. (The)*	5,562	135,880
Zevia PBC, Class A(x)*	2,271	2,657

		1,165,003

Consumer Staples Distribution & Retail (2.6%)
Chefs’ Warehouse, Inc. (The)*	5,158	194,250
Maplebear, Inc.(x)*	242,233	9,032,869
PriceSmart, Inc.	2,665	223,860
Sprouts Farmers Market, Inc.*	14,971	965,330

		10,416,309

Food Products (0.7%)
Beyond Meat, Inc.(x)*	8,588	71,109
BRC, Inc., Class A(x)*	5,430	23,240
Calavo Growers, Inc.	2,436	67,745
Cal-Maine Foods, Inc.	5,626	331,090
Dole plc	5,817	69,397
J & J Snack Foods Corp.	2,233	322,802
John B Sanfilippo & Son, Inc.	1,318	139,603
Lancaster Colony Corp.	2,860	593,822
Mission Produce, Inc.*	1,188	14,102
Simply Good Foods Co. (The)*	13,396	455,866
SunOpta, Inc.*	13,282	91,247
TreeHouse Foods, Inc.*	955	37,197
Utz Brands, Inc.	10,532	194,210
Vital Farms, Inc.*	4,448	103,416
Westrock Coffee Co.(x)*	4,411	45,566

		2,560,412

Household Products (0.2%)
Energizer Holdings, Inc.	10,553	310,680
Oil-Dri Corp. of America	194	14,465
WD-40 Co.	2,008	508,646

		833,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (1.2%)
Beauty Health Co. (The)(x)*	11,390	$50,571
BellRing Brands, Inc.*	5,150	304,004
e.l.f. Beauty, Inc.*	7,916	1,551,773
Herbalife Ltd.*	10,236	102,872
Inter Parfums, Inc.	2,670	375,162
Medifast, Inc.	1,593	61,044
Oddity Tech Ltd., Class A(x)*	51,126	2,221,425
USANA Health Sciences, Inc.*	1,644	79,734

		4,746,585

Tobacco (0.0%)†
Ispire Technology, Inc.(x)*	2,719	16,668
Turning Point Brands, Inc.	2,441	71,521
Vector Group Ltd.	3,551	38,919

		127,108

Total Consumer Staples		19,849,208

Energy (2.3%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	3,572	70,261
Atlas Energy Solutions, Inc.(x)	427	9,659
Borr Drilling Ltd.(x)	32,506	222,666
Cactus, Inc., Class A	9,668	484,270
ChampionX Corp.	28,840	1,035,068
Core Laboratories, Inc.	2,343	40,018
DMC Global, Inc.*	991	19,315
Expro Group Holdings NV*	4,828	96,415
Kodiak Gas Services, Inc.(x)	655	17,908
Liberty Energy, Inc., Class A	1,360	28,179
Nabors Industries Ltd.*	1,250	107,662
Noble Corp. plc	13,649	661,840
Oceaneering International, Inc.*	14,649	342,787
Patterson-UTI Energy, Inc.	3,272	39,068
ProFrac Holding Corp., Class A(x)*	934	7,808
Solaris Oilfield Infrastructure, Inc., Class A	548	4,751
TETRA Technologies, Inc.*	18,863	83,563
Tidewater, Inc.*	6,790	624,680
Valaris Ltd.*	8,691	654,085
Weatherford International plc*	10,462	1,207,524

		5,757,527

Oil, Gas & Consumable Fuels (0.8%)
Crescent Energy Co., Class A	4,721	56,180
CVR Energy, Inc.	3,993	142,390
Dorian LPG Ltd.(x)	3,026	116,380
Empire Petroleum Corp.(x)*	1,558	7,961
Energy Fuels, Inc.(x)*	20,423	128,461
Equitrans Midstream Corp.	18,656	233,013
Evolution Petroleum Corp.	4,893	30,043
Excelerate Energy, Inc., Class A	2,175	34,844
FLEX LNG Ltd.(x)	2,908	73,950
Golar LNG Ltd.	929	22,352
HighPeak Energy, Inc.(x)	1,442	22,740
Kinetik Holdings, Inc., Class A	615	24,520
Kosmos Energy Ltd.*	67,173	400,351
Magnolia Oil & Gas Corp., Class A(x)	24,206	628,146
Matador Resources Co.	2,925	195,302
NextDecade Corp.(x)*	12,047	68,427
Northern Oil & Gas, Inc.	11,413	452,868
Par Pacific Holdings, Inc.*	3,200	118,592
Permian Resources Corp.	8,112	143,258
REX American Resources Corp.*	668	39,218
Riley Exploration Permian, Inc.(x)	1,382	45,606
SilverBow Resources, Inc.*	315	10,754
Sitio Royalties Corp., Class A	5,319	131,486
Tellurian, Inc.(x)*	5,461	3,612
VAALCO Energy, Inc.	1,091	7,604
Vertex Energy, Inc.(x)*	10,557	14,780
W&T Offshore, Inc.	15,289	40,516

		3,193,354

Total Energy		8,950,881

Financials (6.4%)
Banks (0.4%)
Axos Financial, Inc.*	949	51,284
BancFirst Corp.	449	39,525
Bancorp, Inc. (The)*	7,587	253,861
Bank of NT Butterfield & Son Ltd. (The)	552	17,658
Bank7 Corp.	12	338
BayCom Corp.	290	5,977
Burke & Herbert Financial Services Corp.(x)	13	728
Capital City Bank Group, Inc.	624	17,285
Citizens Financial Services, Inc.	54	2,657
Coastal Financial Corp.*	1,658	64,446
Columbia Financial, Inc.*	1,803	31,030
Esquire Financial Holdings, Inc.	901	42,770
First Bancorp	1,605	28,152
First Financial Bankshares, Inc.	19,260	631,921
Five Star Bancorp	745	16,763
FS Bancorp, Inc.	249	8,643
Greene County Bancorp, Inc.(x)	612	17,619
HomeTrust Bancshares, Inc.	352	9,624
Lakeland Financial Corp.	297	19,697
Metropolitan Bank Holding Corp.*	137	5,275
MVB Financial Corp.	280	6,247
NBT Bancorp, Inc.	633	23,218
Pathward Financial, Inc.	1,241	62,646
Plumas Bancorp	157	5,776
ServisFirst Bancshares, Inc.	2,545	168,886
Stellar Bancorp, Inc.	407	9,915
Stock Yards Bancorp, Inc.	3,534	172,848
Third Coast Bancshares, Inc.*	105	2,102
Westamerica Bancorp	1,017	49,711

		1,766,602

Capital Markets (1.0%)
AlTi Global, Inc.*	3,328	18,836
Artisan Partners Asset Management, Inc., Class A	6,562	300,343
AssetMark Financial Holdings, Inc.*	3,302	116,924
B Riley Financial, Inc.(x)	3,160	66,897
BGC Group, Inc., Class A	24,977	194,071
Brightsphere Investment Group, Inc.	1,958	44,721
Cohen & Steers, Inc.	3,881	298,410
Diamond Hill Investment Group, Inc.	404	62,285
Donnelley Financial Solutions, Inc.*	2,571	159,428
GCM Grosvenor, Inc., Class A	5,449	52,637
Hamilton Lane, Inc., Class A	3,189	359,592
Moelis & Co., Class A	5,249	297,986
Open Lending Corp.*	13,403	83,903
P10, Inc., Class A	5,865	49,383
Patria Investments Ltd., Class A	8,361	124,077
Perella Weinberg Partners, Class A	6,052	85,515
Piper Sandler Cos.	2,125	421,791
PJT Partners, Inc., Class A	3,506	330,476
Silvercrest Asset Management Group, Inc., Class A	1,461	23,098
StepStone Group, Inc., Class A	8,147	291,174
StoneX Group, Inc.*	407	28,596
Value Line, Inc.(x)	129	5,224
Victory Capital Holdings, Inc., Class A	3,574	151,645
Virtus Investment Partners, Inc.	121	30,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
WisdomTree, Inc.	20,550	$188,854

		3,785,872

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	117	3,462
FirstCash Holdings, Inc.	5,512	703,001
LendingTree, Inc.*	319	13,506
NerdWallet, Inc., Class A*	5,063	74,426
PROG Holdings, Inc.	1,201	41,362
Regional Management Corp.	280	6,779
Upstart Holdings, Inc.(x)*	10,890	292,832
World Acceptance Corp.*	52	7,539

		1,142,907

Financial Services (4.1%)
Affirm Holdings, Inc., Class A*	358,097	13,342,694
AvidXchange Holdings, Inc.*	20,381	268,010
Cantaloupe, Inc.*	6,116	39,326
Cass Information Systems, Inc.	1,746	84,105
Evertec, Inc.	9,601	383,080
Federal Agricultural Mortgage Corp., Class C	221	43,511
Flywire Corp.*	15,440	383,066
I3 Verticals, Inc., Class A*	3,261	74,644
International Money Express, Inc.*	4,576	104,470
Marqeta, Inc., Class A*	9,533	56,817
NMI Holdings, Inc., Class A*	958	30,982
Pagseguro Digital Ltd., Class A*	17,796	254,127
Payoneer Global, Inc.*	39,494	191,941
Paysign, Inc.(x)*	4,891	17,901
PennyMac Financial Services, Inc.	260	23,683
Priority Technology Holdings, Inc.*	3,004	9,823
Remitly Global, Inc.*	19,924	413,224
StoneCo Ltd., Class A*	25,707	426,993

		16,148,397

Insurance (0.6%)
AMERISAFE, Inc.	1,478	74,151
BRP Group, Inc., Class A*	8,887	257,190
Crawford & Co., Class A	2,273	21,434
eHealth, Inc.*	1,521	9,172
Fidelis Insurance Holdings Ltd.	2,198	42,817
Goosehead Insurance, Inc., Class A*	3,128	208,387
Hamilton Insurance Group Ltd., Class B*	474	6,603
HCI Group, Inc.(x)	1,077	125,018
Investors Title Co.	32	5,222
Kingsway Financial Services, Inc.*	1,504	12,543
Lemonade, Inc.(x)*	1,101	18,067
Oscar Health, Inc., Class A*	2,002	29,770
Palomar Holdings, Inc.*	3,530	295,920
Selective Insurance Group, Inc.	8,848	965,936
SiriusPoint Ltd.*	1,193	15,163
Skyward Specialty Insurance Group, Inc.*	1,251	46,800
Tiptree, Inc., Class A	1,074	18,559
Trupanion, Inc.(x)*	5,773	159,393
Universal Insurance Holdings, Inc.	569	11,562

		2,323,707

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	1,269	36,040

Total Financials		25,203,525

Health Care (18.7%)
Biotechnology (7.0%)
4D Molecular Therapeutics, Inc.*	445	14,178
89bio, Inc.*	11,650	135,606
ACADIA Pharmaceuticals, Inc.*	17,853	330,102
ACELYRIN, Inc.*	4,818	32,522
Actinium Pharmaceuticals, Inc.(x)*	3,810	29,832
ADMA Biologics, Inc.*	16,426	108,412
Aerovate Therapeutics, Inc.(x)*	1,620	47,903
Agenus, Inc.(x)*	8,746	5,073
Akero Therapeutics, Inc.*	9,078	229,310
Aldeyra Therapeutics, Inc.*	7,259	23,737
Alector, Inc.*	10,611	63,878
Alkermes plc*	24,247	656,366
Alpine Immune Sciences, Inc.*	3,022	119,792
Altimmune, Inc.(x)*	92,479	941,436
Amicus Therapeutics, Inc.*	42,394	499,401
AnaptysBio, Inc.*	2,171	48,891
Anavex Life Sciences Corp.(x)*	10,950	55,736
Apogee Therapeutics, Inc.(x)*	2,776	184,465
Arbutus Biopharma Corp.*	364,319	939,943
Arcellx, Inc.*	5,633	391,775
Arcturus Therapeutics Holdings, Inc.*	323	10,908
Arcus Biosciences, Inc.*	2,500	47,200
Arcutis Biotherapeutics, Inc.(x)*	11,591	114,867
Ardelyx, Inc.*	22,059	161,031
ArriVent Biopharma, Inc.(x)*	637	11,377
Arrowhead Pharmaceuticals, Inc.*	16,917	483,826
ARS Pharmaceuticals, Inc.(x)*	886	9,055
Astria Therapeutics, Inc.*	6,431	90,516
Atara Biotherapeutics, Inc.*	1,218	845
Aurinia Pharmaceuticals, Inc.*	19,175	96,067
Avid Bioservices, Inc.*	8,916	59,737
Avita Medical, Inc.(x)*	3,596	57,644
Beam Therapeutics, Inc.(x)*	32,064	1,059,395
BioCryst Pharmaceuticals, Inc.*	21,306	108,235
Biomea Fusion, Inc.(x)*	2,822	42,189
BioVie, Inc., Class A(x)*	933	493
Bioxcel Therapeutics, Inc.*	2,993	8,440
Blueprint Medicines Corp.*	8,908	845,013
Bridgebio Pharma, Inc.*	11,815	365,320
Cabaletta Bio, Inc.*	4,317	73,648
Cargo Therapeutics, Inc.*	1,436	32,052
Cartesian Therapeutics, Inc.(x)*	4,583	2,979
Catalyst Pharmaceuticals, Inc.*	16,406	261,512
Celldex Therapeutics, Inc.*	2,364	99,217
Cerevel Therapeutics Holdings, Inc.*	10,541	445,568
CG oncology, Inc.(x)*	1,548	67,957
Cogent Biosciences, Inc.*	6,264	42,094
Coherus Biosciences, Inc.(x)*	11,349	27,124
Compass Therapeutics, Inc.*	1,650	3,267
Crinetics Pharmaceuticals, Inc.*	1,580	73,960
Cue Biopharma, Inc.(x)*	5,294	10,006
Cytokinetics, Inc.*	12,928	906,382
Day One Biopharmaceuticals, Inc.*	8,287	136,901
Deciphera Pharmaceuticals, Inc.*	2,850	44,831
Denali Therapeutics, Inc.*	17,389	356,822
Disc Medicine, Inc.*	1,261	78,510
Dynavax Technologies Corp.*	16,185	200,856
Dyne Therapeutics, Inc.*	2,524	71,656
Enanta Pharmaceuticals, Inc.*	351	6,128
Fennec Pharmaceuticals, Inc.(x)*	722	8,029
Foghorn Therapeutics, Inc.(x)*	2,964	19,888
Genelux Corp.(x)*	696	4,475
Geron Corp.(x)*	56,304	185,803
Halozyme Therapeutics, Inc.*	18,993	772,635
Heron Therapeutics, Inc.(x)*	14,905	41,287
HilleVax, Inc.(x)*	811	13,487
Humacyte, Inc.(x)*	8,372	26,037
Ideaya Biosciences, Inc.*	6,252	274,338
Immuneering Corp., Class A(x)*	2,425	7,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
ImmunityBio, Inc.(x)*	15,603	$83,788
Immunovant, Inc.*	7,886	254,797
Inhibrx, Inc.*	3,409	119,179
Insmed, Inc.*	20,176	547,375
Intellia Therapeutics, Inc.*	35,297	971,020
Ironwood Pharmaceuticals, Inc., Class A*	8,024	69,889
Janux Therapeutics, Inc.*	153	5,760
Karyopharm Therapeutics, Inc.(x)*	17,731	26,774
Keros Therapeutics, Inc.*	3,786	250,633
Krystal Biotech, Inc.*	3,154	561,191
Kymera Therapeutics, Inc.*	6,010	241,602
Lexeo Therapeutics, Inc.(x)*	671	10,521
Lexicon Pharmaceuticals, Inc.*	5,146	12,350
Lineage Cell Therapeutics, Inc.(x)*	19,632	29,055
MacroGenics, Inc.*	2,490	36,653
Madrigal Pharmaceuticals, Inc.(x)*	2,160	576,806
MannKind Corp.*	31,358	142,052
MeiraGTx Holdings plc*	3,775	22,914
Merrimack Pharmaceuticals, Inc.*	1,605	23,706
Mersana Therapeutics, Inc.*	9,715	43,523
Mineralys Therapeutics, Inc.*	646	8,340
Mirum Pharmaceuticals, Inc.*	3,595	90,306
Morphic Holding, Inc.*	4,858	171,002
Mural Oncology plc(x)*	2,595	12,690
Novavax, Inc.(x)*	13,628	65,142
Nuvalent, Inc., Class A(x)*	3,896	292,551
Nuvectis Pharma, Inc.(x)*	1,045	8,569
Omega Therapeutics, Inc.(x)*	3,778	13,790
Organogenesis Holdings, Inc., Class A*	1,486	4,220
Outlook Therapeutics, Inc.*	1,204	14,376
PDS Biotechnology Corp.(x)*	4,321	17,111
PepGen, Inc.*	321	4,719
Prime Medicine, Inc.(x)*	5,405	37,835
ProKidney Corp., Class A(x)*	102,153	167,531
Protagonist Therapeutics, Inc.*	5,321	153,937
Prothena Corp. plc*	6,317	156,472
PTC Therapeutics, Inc.*	8,491	247,003
RAPT Therapeutics, Inc.*	3,270	29,365
Recursion Pharmaceuticals, Inc., Class A(x)*	35,070	349,648
Reneo Pharmaceuticals, Inc.(x)*	979	1,625
REVOLUTION Medicines, Inc.*	15,061	485,416
Rhythm Pharmaceuticals, Inc.*	7,870	341,007
Rigel Pharmaceuticals, Inc.*	21,202	31,379
Rocket Pharmaceuticals, Inc.*	8,177	220,288
Roivant Sciences Ltd.*	278,324	2,933,535
Sage Therapeutics, Inc.*	7,243	135,734
Sagimet Biosciences, Inc., Class A*	1,693	9,176
Sana Biotechnology, Inc.(x)*	1,112	11,120
Savara, Inc.(x)*	1,410	7,022
Seres Therapeutics, Inc.(x)*	10,070	7,795
SpringWorks Therapeutics, Inc.*	9,978	491,117
Summit Therapeutics, Inc.(x)*	16,645	68,910
Syndax Pharmaceuticals, Inc.*	9,675	230,265
TG Therapeutics, Inc.*	20,436	310,832
Travere Therapeutics, Inc.*	10,000	77,100
Turnstone Biologics Corp.(x)*	984	2,578
Tyra Biosciences, Inc.(x)*	788	12,923
UroGen Pharma Ltd.*	3,045	45,675
Vaxcyte, Inc.*	15,577	1,064,065
Vaxxinity, Inc., Class A*	6,629	4,756
Vera Therapeutics, Inc., Class A*	2,854	123,065
Vericel Corp.*	7,019	365,128
Viking Therapeutics, Inc.(x)*	20,584	1,687,888
Vir Biotechnology, Inc.*	654	6,625
Viridian Therapeutics, Inc.*	5,743	100,560
Voyager Therapeutics, Inc.(x)*	5,735	53,393
X4 Pharmaceuticals, Inc.*	9,807	13,632
Xencor, Inc.*	4,564	101,001
XOMA Corp.(x)*	9,008	216,642
Y-mAbs Therapeutics, Inc.*	2,378	38,666
Zentalis Pharmaceuticals, Inc.*	8,590	135,378

		27,933,464

Health Care Equipment & Supplies (2.1%)
Accuray, Inc.(x)*	13,733	33,920
Alphatec Holdings, Inc.*	5,375	74,121
Artivion, Inc.*	966	20,441
AtriCure, Inc.*	4,887	148,663
Atrion Corp.	203	94,101
Axogen, Inc.*	5,958	48,081
Axonics, Inc.*	7,322	504,998
Beyond Air, Inc.(x)*	3,487	6,067
Cerus Corp.*	25,084	47,409
ClearPoint Neuro, Inc.(x)*	3,281	22,311
CONMED Corp.	4,516	361,641
Cutera, Inc.(x)*	367	539
CVRx, Inc.*	1,252	22,799
Embecta Corp.	954	12,660
Glaukos Corp.*	6,930	653,430
Haemonetics Corp.*	7,311	623,994
Inari Medical, Inc.*	7,321	351,262
Inmode Ltd.*	11,371	245,727
Inspire Medical Systems, Inc.*	2,803	602,056
iRadimed Corp.	999	43,946
iRhythm Technologies, Inc.*	4,521	524,436
KORU Medical Systems, Inc.(x)*	5,097	12,029
Lantheus Holdings, Inc.*	9,930	618,043
LeMaitre Vascular, Inc.	2,869	190,387
LivaNova plc*	454	25,397
Merit Medical Systems, Inc.*	8,374	634,330
Nevro Corp.*	1,900	27,436
Omnicell, Inc.*	3,277	95,787
Orchestra BioMed Holdings, Inc.(x)*	1,745	9,196
OrthoPediatrics Corp.*	2,080	60,653
Outset Medical, Inc.(x)*	45,551	101,123
Paragon 28, Inc.*	6,755	83,424
PROCEPT BioRobotics Corp.*	5,948	293,950
Pulmonx Corp.*	5,363	49,715
Pulse Biosciences, Inc.(x)*	820	7,142
RxSight, Inc.*	4,155	214,315
Sanara Medtech, Inc.(x)*	571	21,127
Semler Scientific, Inc.*	637	18,607
SI-BONE, Inc.*	5,864	95,994
Sight Sciences, Inc.(x)*	3,347	17,672
Silk Road Medical, Inc.*	5,528	101,273
STAAR Surgical Co.*	7,208	275,922
Surmodics, Inc.*	1,997	58,592
Tactile Systems Technology, Inc.*	3,641	59,166
Tela Bio, Inc.(x)*	2,468	13,994
TransMedics Group, Inc.*	4,598	339,976
Treace Medical Concepts, Inc.*	6,725	87,761
UFP Technologies, Inc.*	1,037	261,531
Utah Medical Products, Inc.	433	30,791
Vicarious Surgical, Inc., Class A(x)*	5,482	1,653
Zynex, Inc.(x)*	2,499	30,913

		8,280,501

Health Care Providers & Services (3.7%)
Accolade, Inc.*	9,662	101,258
AdaptHealth Corp., Class A*	7,358	84,691
Addus HomeCare Corp.*	1,091	112,744
Agiliti, Inc.*	3,463	35,046
agilon health, Inc.(x)*	1,038,950	6,337,595
AirSculpt Technologies, Inc.(x)*	1,433	8,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Alignment Healthcare, Inc.*	12,557	$62,283
AMN Healthcare Services, Inc.*	5,612	350,806
Astrana Health, Inc.*	6,358	266,972
Aveanna Healthcare Holdings, Inc.*	1,785	4,445
BrightSpring Health Services, Inc.(x)*	4,988	54,220
Castle Biosciences, Inc.*	1,474	32,649
CorVel Corp.*	1,277	335,800
Cross Country Healthcare, Inc.*	777	14,545
DocGo, Inc.(x)*	10,485	42,359
Ensign Group, Inc. (The)	8,017	997,475
Guardant Health, Inc.*	16,636	343,201
HealthEquity, Inc.*	12,496	1,020,048
Hims & Hers Health, Inc.*	17,974	278,058
InfuSystem Holdings, Inc.*	2,685	23,010
Innovage Holding Corp.*	2,902	12,885
Joint Corp. (The)*	1,854	24,213
LifeStance Health Group, Inc.(x)*	8,157	50,329
ModivCare, Inc.*	1,742	40,850
Nano-X Imaging Ltd.(x)*	782	7,640
National Research Corp.	2,170	85,954
NeoGenomics, Inc.*	1,752	27,541
Option Care Health, Inc.*	24,538	823,005
P3 Health Partners, Inc.*	6,401	6,593
Patterson Cos., Inc.	2,754	76,148
Pennant Group, Inc. (The)*	4,162	81,700
PetIQ, Inc., Class A*	3,391	61,987
Privia Health Group, Inc.*	38,363	751,531
Progyny, Inc.*	11,689	445,935
Quipt Home Medical Corp.*	5,976	26,115
RadNet, Inc.*	8,761	426,310
Select Medical Holdings Corp.	15,319	461,868
Surgery Partners, Inc.*	10,072	300,448
US Physical Therapy, Inc.	2,223	250,910
Viemed Healthcare, Inc.*	5,041	47,537

		14,515,503

Health Care Technology (1.8%)
Definitive Healthcare Corp., Class A*	2,432	19,626
Doximity, Inc., Class A*	210,644	5,668,430
Evolent Health, Inc., Class A*	16,412	538,149
Health Catalyst, Inc.*	4,758	35,828
HealthStream, Inc.	1,488	39,670
OptimizeRx Corp.*	2,435	29,585
Phreesia, Inc.*	7,749	185,434
Schrodinger, Inc.*	22,662	611,874
Sharecare, Inc.(x)*	3,262	2,504
Simulations Plus, Inc.	2,351	96,744

		7,227,844

Life Sciences Tools & Services (2.8%)
10X Genomics, Inc., Class A*	137,387	5,156,134
Adaptive Biotechnologies Corp.*	13,121	42,118
Akoya Biosciences, Inc.(x)*	3,526	16,537
BioLife Solutions, Inc.*	4,710	87,371
Codexis, Inc.*	1,592	5,556
CryoPort, Inc.*	5,550	98,235
Cytek Biosciences, Inc.*	17,234	115,640
Harvard Bioscience, Inc.*	6,038	25,601
MaxCyte, Inc.(x)*	523,559	2,193,712
Mesa Laboratories, Inc.	746	81,859
OmniAb, Inc.(r)*	226	—
Pacific Biosciences of California, Inc.*	20,539	77,021
Quanterix Corp.*	905	21,322
Standard BioTools, Inc.*	1,151,527	3,120,638

		11,041,744

Pharmaceuticals (1.3%)
Aclaris Therapeutics, Inc.*	10,882	13,494
Amphastar Pharmaceuticals, Inc.*	5,432	238,519
Amylyx Pharmaceuticals, Inc.(x)*	7,485	21,257
ANI Pharmaceuticals, Inc.*	1,692	116,968
Arvinas, Inc.*	7,073	291,973
ATAI Life Sciences NV(x)*	271,034	533,937
Axsome Therapeutics, Inc.(x)*	5,246	418,631
Biote Corp., Class A*	914	5,301
Bright Green Corp.(x)*	9,180	2,236
Cassava Sciences, Inc.(x)*	5,982	121,375
Collegium Pharmaceutical, Inc.(x)*	4,824	187,268
Corcept Therapeutics, Inc.*	11,890	299,509
CorMedix, Inc.(x)*	7,767	32,932
Evolus, Inc.*	5,990	83,860
Eyenovia, Inc.(x)*	4,163	4,105
EyePoint Pharmaceuticals, Inc.*	2,967	61,328
GH Research plc*	42,589	453,999
Harmony Biosciences Holdings, Inc.*	4,731	158,867
Harrow, Inc.(x)*	4,473	59,178
Innoviva, Inc.*	790	12,040
Intra-Cellular Therapies, Inc.*	13,730	950,116
Ligand Pharmaceuticals, Inc.*	372	27,193
Liquidia Corp.(x)*	5,197	76,656
Longboard Pharmaceuticals, Inc.(x)*	1,263	27,281
Marinus Pharmaceuticals, Inc.*	7,792	70,440
Neumora Therapeutics, Inc.*	1,024	14,080
Ocular Therapeutix, Inc.*	17,033	155,000
Omeros Corp.(x)*	3,903	13,465
Optinose, Inc.(x)*	10,841	15,828
Pacira BioSciences, Inc.*	6,764	197,644
Phathom Pharmaceuticals, Inc.(x)*	1,025	10,886
Phibro Animal Health Corp., Class A	869	11,236
Pliant Therapeutics, Inc.*	8,289	123,506
Revance Therapeutics, Inc.*	12,134	59,699
Scilex Holding Co.(r)(x)*	1,312	1,773
scPharmaceuticals, Inc.(x)*	4,475	22,465
SIGA Technologies, Inc.	6,668	57,078
Supernus Pharmaceuticals, Inc.*	7,240	246,956
Terns Pharmaceuticals, Inc.*	4,417	28,976
Ventyx Biosciences, Inc.*	6,742	37,081
Verrica Pharmaceuticals, Inc.(x)*	3,221	19,068
Xeris Biopharma Holdings, Inc.*	20,039	44,286

		5,327,490

Total Health Care		74,326,546

Industrials (11.0%)
Aerospace & Defense (0.4%)
AeroVironment, Inc.*	3,945	604,690
Cadre Holdings, Inc.	2,908	105,270
Eve Holding, Inc.(x)*	2,817	15,212
Leonardo DRS, Inc.*	10,117	223,484
Moog, Inc., Class A	856	136,660
Parsons Corp.*	2,766	229,440
Redwire Corp.(x)*	652	2,862
Rocket Lab USA, Inc.(x)*	42,211	173,487
Terran Orbital Corp.(x)*	60	79
Virgin Galactic Holdings, Inc.(x)*	28,388	42,014

		1,533,198

Air Freight & Logistics (0.0%)†
Forward Air Corp.	3,683	114,578

Building Products (1.0%)
AAON, Inc.	9,930	874,833
American Woodmark Corp.*	149	15,147
Apogee Enterprises, Inc.	1,288	76,250
CSW Industrials, Inc.	2,278	534,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Gibraltar Industries, Inc.*	2,520	$202,936
Griffon Corp.	3,478	255,076
Janus International Group, Inc.*	12,370	187,158
Masonite International Corp.*	3,232	424,846
Simpson Manufacturing Co., Inc.	6,307	1,294,070
UFP Industries, Inc.	1,358	167,048
Zurn Elkay Water Solutions Corp.	4,315	144,423

		4,176,206

Commercial Services & Supplies (0.7%)
ACV Auctions, Inc., Class A*	18,428	345,894
Aris Water Solutions, Inc., Class A	364	5,151
Brink’s Co. (The)	6,584	608,230
Casella Waste Systems, Inc., Class A*	8,261	816,765
Cimpress plc*	1,493	132,145
Healthcare Services Group, Inc.*	10,523	131,327
HNI Corp.	671	30,282
LanzaTech Global, Inc.(x)*	3,299	10,210
Liquidity Services, Inc.*	1,796	33,406
Matthews International Corp., Class A	1,127	35,027
Montrose Environmental Group, Inc.*	4,166	163,182
Performant Financial Corp.*	7,858	23,102
Pitney Bowes, Inc.	13,693	59,291
SP Plus Corp.*	2,917	152,326
Viad Corp.*	2,947	116,377

		2,662,715

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	4,658	112,398
API Group Corp.*	20,634	810,297
Bowman Consulting Group Ltd., Class A(x)*	1,531	53,264
Comfort Systems USA, Inc.	5,195	1,650,503
Concrete Pumping Holdings, Inc.*	2,152	17,001
Construction Partners, Inc., Class A*	6,322	354,980
Dycom Industries, Inc.*	4,190	601,391
Fluor Corp.*	19,443	822,050
Granite Construction, Inc.	847	48,389
IES Holdings, Inc.*	1,196	145,481
INNOVATE Corp.(x)*	3,389	2,375
Limbach Holdings, Inc.*	252	10,438
MYR Group, Inc.*	2,420	427,735
Primoris Services Corp.	503	21,413
Sterling Infrastructure, Inc.*	3,817	421,053

		5,498,768

Electrical Equipment (1.1%)
Allient, Inc.	1,952	69,647
Amprius Technologies, Inc.*	824	2,184
Array Technologies, Inc.(x)*	22,300	332,493
Atkore, Inc.	5,463	1,039,937
Babcock & Wilcox Enterprises, Inc.(x)*	960	1,085
Blink Charging Co.(x)*	4,110	12,371
Bloom Energy Corp., Class A(x)*	28,237	317,384
Dragonfly Energy Holdings Corp.(x)*	5,723	3,090
EnerSys	5,601	529,070
Enovix Corp.(x)*	20,147	161,378
Eos Energy Enterprises, Inc.(x)*	22,178	22,843
Fluence Energy, Inc., Class A(x)*	8,375	145,223
FTC Solar, Inc.(x)*	9,954	5,365
GrafTech International Ltd.	17,261	23,820
LSI Industries, Inc.	2,965	44,831
NEXTracker, Inc., Class A*	18,471	1,039,363
NuScale Power Corp., Class A(x)*	8,375	44,471
Preformed Line Products Co.	174	22,389
SES AI Corp.(x)*	2,371	3,983
Shoals Technologies Group, Inc., Class A*	25,228	282,049
SKYX Platforms Corp.(x)*	8,606	11,274
SunPower Corp.(x)*	12,990	38,970
Thermon Group Holdings, Inc.*	592	19,370
TPI Composites, Inc.(x)*	6,582	19,154
Vicor Corp.*	3,136	119,921

		4,311,665

Ground Transportation (1.0%)
ArcBest Corp.	1,355	193,088
Daseke, Inc.*	6,667	55,336
Grab Holdings Ltd., Class A*	965,096	3,030,401
Marten Transport Ltd.	6,745	124,648
PAM Transportation Services, Inc.*	182	2,950
RXO, Inc.*	14,733	322,211
Werner Enterprises, Inc.	1,344	52,577

		3,781,211

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	3,744	90,380

Machinery (2.3%)
374Water, Inc.(x)*	9,155	11,535
Alamo Group, Inc.	1,493	340,897
Albany International Corp., Class A	4,035	377,313
Blue Bird Corp.*	215	8,243
Chart Industries, Inc.(x)*	3,855	634,996
Commercial Vehicle Group, Inc.*	586	3,768
Douglas Dynamics, Inc.	3,233	77,980
Energy Recovery, Inc.*	8,227	129,904
Enerpac Tool Group Corp., Class A	8,053	287,170
ESCO Technologies, Inc.	2,199	235,403
Federal Signal Corp.	8,778	744,989
Franklin Electric Co., Inc.	6,755	721,502
Gorman-Rupp Co. (The)	718	28,397
Helios Technologies, Inc.	4,858	217,104
Hillenbrand, Inc.	10,322	519,093
Hyster-Yale Materials Handling, Inc.	1,596	102,415
John Bean Technologies Corp.	4,687	491,619
Kadant, Inc.	1,709	560,723
Lindsay Corp.	1,622	190,845
Miller Industries, Inc.	106	5,311
Mueller Industries, Inc.	7,070	381,285
Mueller Water Products, Inc., Class A	22,800	366,852
Omega Flex, Inc.(x)	454	32,202
Shyft Group, Inc. (The)	4,928	61,206
SPX Technologies, Inc.*	5,335	656,899
Standex International Corp.	1,414	257,659
Tennant Co.	1,458	177,307
Terex Corp.	5,677	365,599
Trinity Industries, Inc.	2,137	59,515
Velo3D, Inc.(x)*	14,078	6,414
Wabash National Corp.	6,670	199,700
Watts Water Technologies, Inc., Class A	4,008	851,900

		9,105,745

Marine Transportation (0.0%)†
Himalaya Shipping Ltd.	792	6,106

Passenger Airlines (0.3%)
Allegiant Travel Co.	266	20,006
Frontier Group Holdings, Inc.(x)*	5,262	42,675
Joby Aviation, Inc.(x)*	208,497	1,117,544
Sun Country Airlines Holdings, Inc.*	3,353	50,596

		1,230,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.7%)
ASGN, Inc.*	1,790	$187,520
Asure Software, Inc.*	366	2,848
Barrett Business Services, Inc.	889	112,654
CBIZ, Inc.*	7,063	554,446
CRA International, Inc.	993	148,533
CSG Systems International, Inc.	4,362	224,818
ExlService Holdings, Inc.*	23,833	757,889
Exponent, Inc.	7,393	611,327
First Advantage Corp.	487	7,899
FiscalNote Holdings, Inc.(x)*	2,174	2,892
Forrester Research, Inc.*	1,855	39,994
Franklin Covey Co.*	1,713	67,252
HireQuest, Inc.(x)	848	10,982
Huron Consulting Group, Inc.*	2,741	264,835
IBEX Holdings Ltd.*	1,407	21,710
ICF International, Inc.	2,767	416,793
Innodata, Inc.(x)*	3,952	26,083
Insperity, Inc.	5,242	574,576
Kforce, Inc.	2,770	195,340
Legalzoom.com, Inc.*	19,689	262,651
Maximus, Inc.	8,901	746,794
NV5 Global, Inc.*	1,811	177,496
Planet Labs PBC*	22,985	58,612
Sterling Check Corp.*	355	5,708
TriNet Group, Inc.	4,679	619,921
TTEC Holdings, Inc.	3,094	32,085
Upwork, Inc.*	18,413	225,743
Verra Mobility Corp., Class A*	19,934	497,752

		6,855,153

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.	3,324	43,046
Applied Industrial Technologies, Inc.	5,671	1,120,306
Beacon Roofing Supply, Inc.*	941	92,237
Custom Truck One Source, Inc.*	8,786	51,135
Distribution Solutions Group, Inc.*	1,240	43,995
EVI Industries, Inc.(x)	860	21,414
FTAI Aviation Ltd.	14,618	983,791
GATX Corp.	299	40,075
Global Industrial Co.	1,490	66,722
GMS, Inc.*	1,862	181,247
H&E Equipment Services, Inc.	4,703	301,839
Herc Holdings, Inc.	4,164	700,801
Hudson Technologies, Inc.*	630	6,936
Karat Packaging, Inc.	921	26,350
McGrath RentCorp	3,624	447,093
MRC Global, Inc.*	4,013	50,443
Transcat, Inc.*	1,209	134,719
Xometry, Inc., Class A(x)*	462	7,803

		4,319,952

Total Industrials		43,686,498

Information Technology (30.3%)
Communications Equipment (0.3%)
Calix, Inc.*	8,654	286,967
Cambium Networks Corp.*	1,745	7,521
Clearfield, Inc.(x)*	1,950	60,138
CommScope Holding Co., Inc.*	31,926	41,823
Digi International, Inc.*	4,671	149,145
Extreme Networks, Inc.*	18,394	212,267
Harmonic, Inc.*	16,118	216,626
Infinera Corp.(x)*	28,770	173,483
Viavi Solutions, Inc.*	26,723	242,912

		1,390,882

Electronic Equipment, Instruments & Components (1.6%)
Advanced Energy Industries, Inc.	5,541	565,071
Akoustis Technologies, Inc.(x)*	11,612	6,864
Arlo Technologies, Inc.*	11,716	148,207
Badger Meter, Inc.	4,341	702,417
Bel Fuse, Inc., Class B	131	7,901
Belden, Inc.	3,800	351,918
Climb Global Solutions, Inc.	542	38,417
CTS Corp.	4,619	216,123
ePlus, Inc.*	196	15,394
Evolv Technologies Holdings, Inc.(x)*	3,305	14,707
Fabrinet*	5,402	1,021,086
FARO Technologies, Inc.*	276	5,937
Insight Enterprises, Inc.*	4,169	773,433
Iteris, Inc.*	3,309	16,347
Itron, Inc.*	618	57,177
Kimball Electronics, Inc.*	793	17,168
Lightwave Logic, Inc.(x)*	17,593	82,335
Luna Innovations, Inc.*	5,018	16,083
MicroVision, Inc.(x)*	29,031	53,417
Napco Security Technologies, Inc.	4,820	193,571
Novanta, Inc.*	5,251	917,717
OSI Systems, Inc.*	2,375	339,198
PAR Technology Corp.*	254	11,521
Plexus Corp.*	3,574	338,887
Rogers Corp.*	1,875	222,544
Sanmina Corp.*	425	26,427

		6,159,867

IT Services (6.0%)
Applied Digital Corp.(x)*	12,681	54,275
BigBear.ai Holdings, Inc.*	7,457	15,287
BigCommerce Holdings, Inc.*	10,147	69,913
Cloudflare, Inc., Class A*	182,501	17,671,572
Couchbase, Inc.*	5,321	139,996
DigitalOcean Holdings, Inc.*	8,882	339,115
Fastly, Inc., Class A*	385,551	5,000,596
Grid Dynamics Holdings, Inc.*	6,653	81,765
Hackett Group, Inc. (The)	3,255	79,097
Information Services Group, Inc.	2,681	10,831
Perficient, Inc.*	5,018	282,463
Squarespace, Inc., Class A*	2,496	90,954
Thoughtworks Holding, Inc.*	14,533	36,768
Tucows, Inc., Class A(x)*	638	11,841

		23,884,473

Semiconductors & Semiconductor Equipment (2.0%)
ACM Research, Inc., Class A*	1,057	30,801
Aehr Test Systems*	4,020	49,848
Ambarella, Inc.*	3,523	178,863
Atomera, Inc.(x)*	2,406	14,821
Axcelis Technologies, Inc.*	4,803	535,631
CEVA, Inc.*	3,090	70,174
Credo Technology Group Holding Ltd.*	18,051	382,501
Diodes, Inc.*	5,206	367,023
FormFactor, Inc.*	11,387	519,589
Impinj, Inc.(x)*	3,394	435,823
indie Semiconductor, Inc., Class A(x)*	20,998	148,666
inTEST Corp.*	1,675	22,194
Kulicke & Soffa Industries, Inc.	5,730	288,276
MACOM Technology Solutions Holdings, Inc.*	8,155	779,944
Maxeon Solar Technologies Ltd.(x)*	2,998	9,983
MaxLinear, Inc., Class A*	11,194	208,992
Navitas Semiconductor Corp., Class A*	2,559	12,206
NVE Corp.	579	52,214
Onto Innovation, Inc.*	6,164	1,116,177
PDF Solutions, Inc.*	4,523	152,289
Power Integrations, Inc.	8,285	592,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	15,817	$977,649
Silicon Laboratories, Inc.*	4,640	666,861
SiTime Corp.*	2,574	239,974
SkyWater Technology, Inc.(x)*	2,742	27,886
SMART Global Holdings, Inc.*	1,524	40,112
Synaptics, Inc.*	464	45,268
Transphorm, Inc.*	4,940	24,255

		7,990,812

Software (18.2%)
8x8, Inc.*	17,817	48,106
A10 Networks, Inc.	10,610	145,251
ACI Worldwide, Inc.*	13,798	458,232
Adeia, Inc.	13,436	146,721
Agilysys, Inc.*	2,975	250,674
Alarm.com Holdings, Inc.*	7,071	512,435
Alkami Technology, Inc.*	5,983	147,002
Altair Engineering, Inc., Class A*	8,040	692,646
American Software, Inc., Class A	3,931	45,010
Amplitude, Inc., Class A*	10,191	110,878
Appfolio, Inc., Class A*	2,809	693,093
Appian Corp., Class A*	6,079	242,856
Asana, Inc., Class A(x)*	12,054	186,716
Aurora Innovation, Inc., Class A*	1,004,985	2,834,058
AvePoint, Inc.*	21,612	171,167
BILL Holdings, Inc.*	129,936	8,929,202
Bit Digital, Inc.*	2,065	5,927
Blackbaud, Inc.*	6,422	476,127
BlackLine, Inc.*	8,304	536,272
Box, Inc., Class A*	20,594	583,222
Braze, Inc., Class A*	7,899	349,926
C3.ai, Inc., Class A(x)*	9,202	249,098
Cipher Mining, Inc.*	324	1,669
Cleanspark, Inc.*	3,520	74,659
Clear Secure, Inc., Class A	12,151	258,452
CommVault Systems, Inc.*	6,144	623,186
Confluent, Inc., Class A*	30,422	928,479
Consensus Cloud Solutions, Inc.*	1,463	23,203
CoreCard Corp.*	1,102	12,177
Digimarc Corp.(x)*	2,087	56,725
Digital Turbine, Inc.*	3,870	10,139
Domo, Inc., Class B*	4,840	43,173
eGain Corp.*	3,262	21,040
Enfusion, Inc., Class A(x)*	5,705	52,771
Envestnet, Inc.*	7,367	426,623
Everbridge, Inc.*	5,956	207,447
EverCommerce, Inc.(x)*	2,833	26,687
Expensify, Inc., Class A*	8,695	15,999
Freshworks, Inc., Class A*	23,858	434,454
Gitlab, Inc., Class A*	51,516	3,004,413
Instructure Holdings, Inc.*	2,786	59,565
Intapp, Inc.*	5,863	201,101
InterDigital, Inc.(x)	3,802	404,761
Jamf Holding Corp.*	10,594	194,400
Kaltura, Inc.(x)*	12,774	17,245
LivePerson, Inc.(x)*	11,552	11,522
Marathon Digital Holdings, Inc.(x)*	32,781	740,195
MeridianLink, Inc.*	2,610	48,807
MicroStrategy, Inc., Class A(x)*	8,100	13,806,936
Mitek Systems, Inc.*	5,971	84,191
Model N, Inc.*	5,606	159,603
N-able, Inc.*	9,178	119,956
NextNav, Inc.(x)*	6,856	45,112
Olo, Inc., Class A*	8,283	45,474
OneSpan, Inc.*	5,334	62,034
PagerDuty, Inc.*	13,154	298,333
PowerSchool Holdings, Inc., Class A*	8,185	174,259
Procore Technologies, Inc.*	112,414	9,237,058
Progress Software Corp.	6,410	341,717
PROS Holdings, Inc.*	4,703	170,860
Q2 Holdings, Inc.*	8,406	441,819
Qualys, Inc.*	5,453	909,942
Rapid7, Inc.*	8,943	438,565
Red Violet, Inc.*	1,739	33,997
Rimini Street, Inc.*	6,665	21,728
Riot Platforms, Inc.(x)*	20,331	248,851
Samsara, Inc., Class A*	373,565	14,117,021
Sapiens International Corp. NV	4,556	146,521
SEMrush Holdings, Inc., Class A(x)*	4,392	58,238
SilverSun Technologies, Inc.(x)	35,869	473,112
SoundHound AI, Inc., Class A(x)*	20,322	119,697
SoundThinking, Inc.*	1,497	23,772
Sprinklr, Inc., Class A*	15,540	190,676
Sprout Social, Inc., Class A(x)*	7,102	424,060
SPS Commerce, Inc.*	5,382	995,132
Tenable Holdings, Inc.*	17,040	842,287
Varonis Systems, Inc.*	15,931	751,465
Verint Systems, Inc.*	8,363	277,233
Veritone, Inc.(x)*	3,329	17,511
Viant Technology, Inc., Class A*	2,106	22,450
Weave Communications, Inc.*	4,983	57,205
Workiva, Inc., Class A*	7,257	615,394
Yext, Inc.*	15,634	94,273
Zeta Global Holdings Corp., Class A*	20,736	226,645
Zuora, Inc., Class A*	20,113	183,431

		71,990,069

Technology Hardware, Storage & Peripherals (2.2%)
CompoSecure, Inc., Class A(x)*	2,203	15,928
Corsair Gaming, Inc.*	5,396	66,586
CPI Card Group, Inc.(x)*	670	11,966
IonQ, Inc.(x)*	108,088	1,079,799
Super Micro Computer, Inc.*	7,461	7,535,834

		8,710,113

Total Information Technology		120,126,216

Materials (2.3%)
Chemicals (1.4%)
American Vanguard Corp.	736	9,531
Arcadium Lithium plc(x)*	150,243	647,547
Balchem Corp.	4,689	726,561
Cabot Corp.	8,027	740,090
Ecovyst, Inc.*	3,067	34,197
Ginkgo Bioworks Holdings, Inc., Class A(x)*	760,342	881,997
Hawkins, Inc.	2,834	217,651
HB Fuller Co.	7,114	567,270
Ingevity Corp.*	5,371	256,197
Innospec, Inc.	3,195	411,963
Orion SA	8,010	188,395
PureCycle Technologies, Inc.(x)*	3,669	22,821
Quaker Chemical Corp.	2,048	420,352
Sensient Technologies Corp.	6,221	430,431
Stepan Co.	354	31,874

		5,586,877

Construction Materials (0.0%)†
United States Lime & Minerals, Inc.	315	93,914

Containers & Packaging (0.1%)
Myers Industries, Inc.	5,406	125,257
O-I Glass, Inc.*	19,471	323,024

		448,281

Metals & Mining (0.7%)
5E Advanced Materials, Inc.(x)*	5,947	7,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Alpha Metallurgical Resources, Inc.	103	$34,111
ATI, Inc.*	18,920	968,136
Century Aluminum Co.*	7,817	120,304
Compass Minerals International, Inc.	5,052	79,518
Constellium SE*	11,492	254,088
Contango ORE, Inc.(x)*	585	11,612
Dakota Gold Corp.*	4,861	11,521
Hecla Mining Co.	18,499	88,980
i-80 Gold Corp.(x)*	2,544	3,409
Ivanhoe Electric, Inc.*	9,150	89,670
Kaiser Aluminum Corp.	2,202	196,771
Materion Corp.	3,024	398,412
MP Materials Corp.(x)*	21,515	307,664
Novagold Resources, Inc.*	36,853	110,559
Perpetua Resources Corp.*	5,674	23,604
Piedmont Lithium, Inc.(x)*	955	12,721
Ryerson Holding Corp.	248	8,308

		2,727,357

Paper & Forest Products (0.1%)
Sylvamo Corp.	5,201	321,110

Total Materials		9,177,539

Real Estate (1.3%)
Diversified REITs (0.0%)†
Essential Properties Realty Trust, Inc. (REIT)	2,587	68,969
Gladstone Commercial Corp. (REIT)	1,056	14,615

		83,584

Health Care REITs (0.1%)
CareTrust REIT, Inc. (REIT)	1,458	35,531
Community Healthcare Trust, Inc. (REIT)	2,636	69,986
National Health Investors, Inc. (REIT)	641	40,274
Universal Health Realty Income Trust (REIT)	1,828	67,106

		212,897

Hotel & Resort REITs (0.3%)
Ryman Hospitality Properties, Inc. (REIT)	8,547	988,119

Real Estate Management & Development (0.7%)
Anywhere Real Estate, Inc.*	1,683	10,401
Compass, Inc., Class A*	36,407	131,065
DigitalBridge Group, Inc.	7,652	147,454
eXp World Holdings, Inc.(x)	10,544	108,920
Marcus & Millichap, Inc.	1,307	44,660
Maui Land & Pineapple Co., Inc.*	985	21,335
Opendoor Technologies, Inc.*	324,870	984,356
Redfin Corp.(x)*	165,598	1,101,227
RMR Group, Inc. (The), Class A	1,391	33,384
St Joe Co. (The)	5,057	293,154

		2,875,956

Residential REITs (0.0%)†
Clipper Realty, Inc. (REIT)	1,540	7,438
NexPoint Residential Trust, Inc. (REIT)	956	30,774
UMH Properties, Inc. (REIT)	1,511	24,539

		62,751

Retail REITs (0.1%)
Alexander’s, Inc. (REIT)	323	70,136
CBL & Associates Properties, Inc. (REIT)(x)	3,120	71,479
Phillips Edison & Co., Inc. (REIT)	2,964	106,319
Saul Centers, Inc. (REIT)	1,628	62,662
Tanger, Inc. (REIT)	7,299	215,539

		526,135

Specialized REITs (0.1%)
Four Corners Property Trust, Inc. (REIT)	1,608	39,348
Outfront Media, Inc. (REIT)	9,977	167,514

		206,862

Total Real Estate		4,956,304

Utilities (0.6%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	1,563	23,570
MGE Energy, Inc.(x)	2,673	210,419
Otter Tail Corp.	3,206	276,998
PNM Resources, Inc.	1,409	53,035

		564,022

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A	1,862	67,106
Chesapeake Utilities Corp.	2,076	222,755
New Jersey Resources Corp.	7,477	320,838

		610,699

Independent Power and Renewable Electricity Producers (0.1%)
Montauk Renewables, Inc.*	9,788	40,718
Ormat Technologies, Inc.	5,094	337,172
Sunnova Energy International, Inc.(x)*	7,635	46,803

		424,693

Multi-Utilities (0.0%)†
Unitil Corp.	706	36,959

Water Utilities (0.2%)
American States Water Co.	5,468	395,008
Artesian Resources Corp., Class A	1,002	37,184
Cadiz, Inc.*	6,389	18,528
California Water Service Group	2,701	125,543
Consolidated Water Co. Ltd.	495	14,508
Global Water Resources, Inc.	1,601	20,557
Middlesex Water Co.	2,532	132,930
Pure Cycle Corp.*	2,955	28,073
York Water Co. (The)	2,105	76,348

		848,679

Total Utilities		2,485,052

Total Common Stocks (98.5%) (Cost $327,792,430)		390,503,282

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Empire Petroleum Corp., expiring 4/3/24(x)*	1,558	—

Total Energy		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR*	2,496	998

Total Health Care		998

Total Rights (0.0%)† (Cost $730)		998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)* (Cost $—)	10,119	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.0%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield)(xx)	4,000,000	4,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield)(xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield)(xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield)(xx)	14,305,022	14,305,022
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	1,411,965	1,412,530
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.22% (7 day yield)(xx)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.22% (7 day yield)(xx)	5,000,000	5,000,000

Total Investment Companies		39,717,552

Total Short-Term Investments (10.0%) (Cost $39,717,552)		39,717,552

Total Investments in Securities (108.5%) (Cost $367,510,712)		430,221,832
Other Assets Less Liabilities (-8.5%)		(33,628,312)

Net Assets (100%)		$396,593,520

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $177,726 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $65,763,957. This was collateralized by $31,105,631 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 4/2/24 – 2/15/54 and by cash of $38,305,022 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	15	6/2024	USD	1,609,425	29,435

					29,435

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,896,554	$—		$—		$5,896,554
Consumer Discretionary	73,065,959	2,779,000		—	(a)	75,844,959
Consumer Staples	19,849,208	—		—		19,849,208
Energy	8,950,881	—		—		8,950,881
Financials	25,203,525	—		—		25,203,525
Health Care	74,324,773	—		1,773		74,326,546
Industrials	43,686,498	—		—		43,686,498
Information Technology	120,126,216	—		—		120,126,216
Materials	9,177,539	—		—		9,177,539
Real Estate	4,956,304	—		—		4,956,304
Utilities	2,485,052	—		—		2,485,052
Future	29,435	—		—		29,435
Rights
Energy	—	—	(a)	—		—	(a)
Health Care	—	998		—		998
Short-Term Investments
Investment Companies	39,717,552	—		—		39,717,552
Warrant
Health Care	—	—		—	(a)	—	(a)

Total Assets	$427,469,496	$2,779,998		$1,773		$430,251,267

Total Liabilities	$—	$—		$—		$—

Total	$427,469,496	$2,779,998		$1,773		$430,251,267

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,720,491
Aggregate gross unrealized depreciation	(78,419,041)

Net unrealized appreciation	$59,301,450

Federal income tax cost of investments in securities and derivative instruments, if applicable	$370,949,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.6%)
Adagio CLO VIII DAC,
Series VIII-A A
4.872%, 4/15/32(l)§	EUR	300,000	$321,276
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
6.726%, 1/16/30(l)§		$109,141	109,141
Bumper BE NV/SA,
Series 2021-BE1 A
4.548%, 10/23/31(l)(m)	EUR	203,014	219,435
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.944%, 10/25/37(l)§		$188,636	184,974
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
6.134%, 10/25/35(l)		100,000	85,699
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
5.664%, 7/25/37(l)§		274,094	181,948
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A
5.584%, 7/25/37(l)		63,684	57,779
Series 2007-6 1A
5.644%, 9/25/37(l)		13,445	11,831
Series 2007-8 1A1
5.634%, 11/25/37(l)		123,894	115,922
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
6.184%, 8/25/47(l)		29,267	28,259
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A
6.620%, 9/15/37(l)§		14,146	14,146
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)		19,118	10,222
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
5.664%, 4/25/37(l)		18,827	14,040
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
5.764%, 5/25/37(l)		1,427	1,425
Lehman XS Trust,
Series 2007-20N A1
7.744%, 12/25/37(l)		108,152	109,584
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
5.684%, 8/25/36(l)		64,548	25,112
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
5.594%, 10/25/36(l)		109,037	34,130
New Century Home Equity Loan Trust,
Series 2004-4 M1
6.209%, 2/25/35(l)		46,657	43,717
Option One Mortgage Loan Trust,
Series 2004-3 M2
6.299%, 11/25/34(l)		11,620	11,754
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
5.764%, 7/25/36(l)		156,477	49,507
Series 2006-HE2 A2C
5.744%, 7/25/36(l)		45,873	17,331
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
5.644%, 6/25/37(l)		97,999	65,886
Series 2007-OPT2 2A3
5.624%, 7/25/37(l)		47,503	42,755

Total Asset- Backed Securities			1,755,873

Collateralized Mortgage Obligations (2.5%)
Alba plc,
Series 2007-1 A3
5.488%, 3/17/39(l)(m)	GBP	138,872	170,879
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35		$32,113	17,738
Series 2006-HY11 A1
5.684%, 6/25/36(l)		67,830	59,280
Series 2007-1T1 1A1
6.000%, 3/25/37		143,956	52,217
Series 2007-4CB 1A35
6.000%, 4/25/37		27,730	22,916
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		40,057	31,613
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§		46,322	42,991
Brants Bridge plc,
Series 2023-1 A
6.103%, 6/14/66(l)(m)	GBP	453,311	573,475
Canterbury Finance NO 4 plc,
Series 4 A2
6.049%, 5/16/58(l)(m)		359,079	453,200
CHL Mortgage Pass- Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		$44,252	20,654
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.692%, 3/25/37(l)		40,697	33,461
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		4,992	4,708
CSMC Trust,
Series 2007-4R 1A1
3.869%, 10/26/36(l)§		2,936	2,475
Series 2015-3R 5A2
5.594%, 9/29/36(l)§		61,141	59,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
6.021%, 10/19/45(l)		$40,086	$34,759
Dutch Property Finance BV,
Series 2022-2 A
4.825%, 4/28/62(l)(m)	EUR	258,169	279,797
Eurosail plc,
Series 2006-3X B1A
4.179%, 9/10/44(l)(m)		81,942	87,999
GNMA,
Series 2016-H17 FC
6.274%, 8/20/66(l)		$130,926	130,614
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.207%, 12/25/34(l)		2,874	2,580
Series 2005-AR4 6A1
4.562%, 7/25/35(l)		12,677	11,413
Harbour No. 1 plc,
Series 1 A1
6.035%, 1/28/54(l)(m)	GBP	286,341	361,430
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.904%, 3/25/36(l)		$26,419	24,033
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
6.138%, 4/25/35(l)		957	949
Lehman Mortgage Trust,
Series 2005-3 4A1
5.029%, 1/25/36(l)		5,907	5,398
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		31,806	30,553
RALI Trust,
Series 2007-QH8 A
6.009%, 10/25/37(l)		25,331	20,913
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		117,965	39,137
Residential Mortgage Securities 32 plc,
Series 32A A
6.447%, 6/20/70(l)§	GBP	102,152	129,090
Sequoia Mortgage Trust,
Series 6 A
6.081%, 4/19/27(l)		$24,881	23,820
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		23,312	16,524

Total Collateralized Mortgage Obligations			2,743,691

Commercial Mortgage-Backed Securities (0.1%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.823%, 12/15/31(l)§		57,172	47,234
STWD Ltd.,
Series 2019-FL1 A
6.520%, 7/15/38(l)§		14,289	14,289

Total Commercial Mortgage- Backed Securities			61,523

Corporate Bonds (4.7%)
Financials (4.7%)
Banks (2.8%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34(m)	EUR	2,800,000	2,995,991
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50(m)		403	46
0.500%, 10/1/53		110,163	11,353
1.500%, 10/1/53		4,999	556

			3,007,946

Capital Markets (0.3%)
UBS Group AG
(EURIBOR 3 Month + 1.00%), 4.932%, 1/16/26(k)(m)	EUR	300,000	325,036

Financial Services (1.6%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	5,456	632
1.000%, 10/1/50(m)		12,364	1,385
1.000%, 10/1/50		8,163	880
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53(m)		297,212	43,306
Series 01E
0.500%, 10/1/43(m)		2	—
0.500%, 10/1/53(m)		1	—
1.000%, 10/1/53(m)		32,616	3,426
2.000%, 10/1/53(m)		2	1
3.000%, 10/1/53(m)		8,852,599	1,194,072
Series 01EE
1.000%, 10/1/50(m)		48,856	5,254
1.500%, 10/1/52(m)		27,791	3,236
Series CCE
1.000%, 10/1/50(m)		13,556	1,518
Realkredit Danmark A/S
1.000%, 10/1/53(m)		27,943	3,091
Series 23S
1.500%, 10/1/53(m)		457,631	53,266
3.000%, 10/1/53(m)		2,890,586	389,093
Series 27S
1.500%, 10/1/53(m)		2	—
Series CCS
1.000%, 10/1/50(m)		2	—

			1,699,160

Total Financials			5,032,142

Total Corporate Bonds			5,032,142

Foreign Government Securities (60.2%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	50,439
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	3,701,036	3,950,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
1.300%, 5/15/28 TIPS(m)	EUR	3,561,461	$3,870,172
0.400%, 5/15/30 TIPS(m)		1,428,180	1,458,794
0.100%, 5/15/33 TIPS(m)		685,878	650,172
1.800%, 5/15/36 TIPS(m)		1,790,748	1,939,168
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	768,590	643,180
2.000%, 12/1/41 TIPS		284,694	218,058
1.500%, 12/1/44 TIPS		178,038	127,283
1.250%, 12/1/47 TIPS		513,640	350,408
0.500%, 12/1/50 TIPS		304,532	174,222
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	1,381,988	919,209
2.000%, 8/21/35 TIPS(m)		930,650	629,352
1.250%, 8/21/40 TIPS(m)		382,710	232,150
European Financial Stability Facility
2.375%, 6/21/32(m)	EUR	3,500,000	3,669,719
Federal Republic of Germany
0.500%, 4/15/30 TIPS(m)		869,813	952,110
French Republic
0.250%, 7/25/24 TIPS(m)		374,760	408,090
0.100%, 3/1/25 TIPS(m)		774,675	826,881
0.100%, 3/1/26 TIPS(m)		1,289,178	1,379,216
1.850%, 7/25/27 TIPS(m)		1,708,954	1,937,321
0.100%, 3/1/28 TIPS(m)		937,432	993,480
0.100%, 3/1/29 TIPS(m)		710,142	755,048
0.100%, 7/25/31 TIPS(m)		1,408,560	1,488,657
0.100%, 3/1/32 TIPS(m)		675,720	705,925
0.100%, 7/25/36 TIPS(m)		1,620,757	1,639,558
0.550%, 3/1/39 TIPS(m)		310,068	326,631
1.800%, 7/25/40 TIPS(m)		563,344	708,602
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	141,250,200	962,339
0.100%, 3/10/28 TIPS		257,032,860	1,782,325
0.100%, 3/10/29 TIPS		64,350,600	448,103
Series 20
0.100%, 3/10/25 TIPS		14,144,000	94,875
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	1,103,076	1,189,446
1.000%, 11/30/30 TIPS(m)		1,289,410	1,410,161
0.700%, 11/30/33 TIPS(m)		1,328,404	1,397,552
Kingdom of Sweden
1.000%, 6/1/25 TIPS(m)	SEK	4,300,000	519,085
0.125%, 6/1/26 TIPS(m)		6,950,000	825,372
0.125%, 12/1/27 TIPS(m)		500,000	58,005
New Zealand Government Bond
2.500%, 9/20/35 TIPS(m)	NZD	129,590	75,671
2.500%, 9/20/40 TIPS(m)		384,750	218,050
Republic of Italy (EURIBOR 6 Month +
0.80%), 4.921%,
10/15/28(k)	EUR	900,000	976,276
U.K. Treasury Bonds
0.500%, 1/31/29(m)	GBP	1,000,000	1,079,366
3.500%, 1/22/45(m)		200,000	221,830
0.625%, 10/22/50(m)		200,000	105,281
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27 TIPS(m)		1,363,810	1,799,980
0.125%, 8/10/28 TIPS(m)		1,083,248	1,375,562
0.125%, 8/10/31 TIPS(m)		708,285	899,522
1.250%, 11/22/32 TIPS(m)		1,184,104	1,633,373
0.750%, 3/22/34 TIPS(m)		1,790,943	2,348,325
2.000%, 1/26/35 TIPS(m)		400,000	1,261,580
0.125%, 11/22/36 TIPS(m)		945,178	1,138,319
1.125%, 11/22/37 TIPS(m)		560,859	757,511
0.625%, 3/22/40 TIPS(m)		873,120	1,074,095
0.125%, 8/10/41 TIPS(m)		742,550	830,123
0.625%, 11/22/42 TIPS(m)		800,816	964,528
0.125%, 3/22/44 TIPS(m)		935,802	993,832
0.125%, 3/22/46 TIPS(m)		526,545	543,048
0.750%, 11/22/47 TIPS(m)		1,000,907	1,179,828
0.125%, 8/10/48 TIPS(m)		660,451	661,577
0.500%, 3/22/50 TIPS(m)		761,870	828,221
0.125%, 3/22/51 TIPS(m)		257,114	249,326
0.250%, 3/22/52 TIPS(m)		667,004	666,247
1.250%, 11/22/55 TIPS(m)		670,381	875,855
0.125%, 11/22/56 TIPS(m)		435,363	405,658
0.125%, 3/22/58 TIPS(m)		461,011	422,248
0.375%, 3/22/62 TIPS(m)		832,102	821,433
0.125%, 11/22/65 TIPS(m)		544,425	476,872
0.125%, 3/22/68 TIPS(m)		673,828	584,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
0.125%, 3/22/73 TIPS(m)	GBP	122,632	$110,782

Total Foreign Government Securities			65,270,038

Mortgage-Backed Securities (14.0%)
FHLMC UMBS
6.000%, 10/1/53		$398,827	402,867
FNMA UMBS
6.500%, 12/1/53		192,055	196,174
6.000%, 1/1/54		97,663	98,622
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 4/25/54 TBA		6,800,000	6,480,719
6.500%, 4/25/54 TBA		2,000,000	2,043,438
4.000%, 5/25/54 TBA		1,200,000	1,112,859
6.000%, 5/25/54 TBA		2,000,000	2,019,375
GNMA
3.500%, 4/15/54 TBA		3,100,000	2,823,906

Total Mortgage-Backed Securities			15,177,960

U.S. Treasury Obligations (60.5%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		2,110,685	2,108,212
2.000%, 1/15/26 TIPS		459,957	457,837
1.750%, 1/15/28 TIPS		1,173,327	1,164,619
3.875%, 4/15/29 TIPS		938,045	1,026,646
2.125%, 2/15/40 TIPS		599,311	607,738
2.125%, 2/15/41 TIPS		1,281,599	1,300,522
0.750%, 2/15/42 TIPS		1,487,752	1,189,853
0.625%, 2/15/43 TIPS		368,902	283,968
1.375%, 2/15/44 TIPS		1,892,376	1,663,369
0.750%, 2/15/45 TIPS		2,003,887	1,541,584
1.000%, 2/15/46 TIPS		2,186,755	1,754,871
0.875%, 2/15/47 TIPS		1,050,237	811,554
1.000%, 2/15/48 TIPS		881,736	696,089
0.250%, 2/15/50 TIPS		239,924	151,902
0.125%, 2/15/51 TIPS		663,387	397,929
0.125%, 2/15/52 TIPS(z)		553,960	326,966
1.500%, 2/15/53 TIPS(z)		311,265	272,649
2.125%, 2/15/54 TIPS		301,479	305,813
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS		1,562,730	1,552,597
0.250%, 1/15/25 TIPS		1,041,712	1,023,645
0.125%, 4/15/25 TIPS		1,194,020	1,164,169
0.125%, 10/15/25
TIPS(z)		2,258,416	2,191,237
0.625%, 1/15/26 TIPS(z)		2,829,618	2,747,825
0.125%, 4/15/26 TIPS(z)		3,998,536	3,830,170
0.125%, 7/15/26 TIPS		1,453,937	1,393,735
0.125%, 10/15/26 TIPS		902,936	861,598
0.375%, 1/15/27 TIPS(z)		2,911,058	2,777,332
0.125%, 4/15/27 TIPS		327,702	308,936
0.375%, 7/15/27 TIPS		1,248,202	1,188,522
1.625%, 10/15/27 TIPS		1,353,495	1,341,335
0.500%, 1/15/28 TIPS(z)		4,977,604	4,714,042
0.750%, 7/15/28 TIPS(z)		2,236,179	2,138,521
2.375%, 10/15/28 TIPS		201,386	206,310
0.875%, 1/15/29 TIPS		85,501	81,613
0.250%, 7/15/29 TIPS(z)		2,855,169	2,635,901
0.125%, 1/15/30 TIPS(z)		4,794,960	4,345,058
0.125%, 7/15/30 TIPS(z)		2,081,052	1,877,174
0.125%, 7/15/31 TIPS(z)		6,478,554	5,741,112
0.125%, 1/15/32 TIPS		1,891,420	1,655,436
0.625%, 7/15/32 TIPS(z)		4,564,450	4,146,161
1.375%, 7/15/33 TIPS		1,726,350	1,659,859

Total U.S. Treasury Obligations			65,644,409

Total Long-Term Debt Securities (143.6%) (Cost $169,838,608)			155,685,636

Total Investments in Securities (143.6%) (Cost $169,838,608)			155,685,636
Other Assets Less Liabilities (-43.6%)			(47,274,738)

Net Assets (100%)			$108,410,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $1,137,192 or 1.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $66,607,466 or 61.4% of net assets.

(z)	All or a portion of the security is held as a Sale-Buyback position.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.6%
Belgium	0.2
Canada	1.4
Cayman Islands	0.1
Denmark	1.6
France	10.3
Germany	3.6
Ireland	0.3
Italy	11.9
Japan	3.0
Netherlands	0.3
New Zealand	0.3
Peru	0.0 #
Spain	3.7
Supranational	3.4
Sweden	1.3
Switzerland	0.3
United Kingdom	24.1
United States	76.2
Cash and Other	(43.6)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	26	6/2024	AUD	1,975,132	23,958
Euro-Bund	38	6/2024	EUR	5,468,087	77,060
Euro-OAT	7	6/2024	EUR	967,933	9,984
Long Gilt	4	6/2024	GBP	504,557	7,649
U.S. Treasury 10 Year Note	44	6/2024	USD	4,875,063	28,817
U.S. Treasury Long Bond	4	6/2024	USD	481,750	5,400
3 Month Euro EURIBOR	42	9/2026	EUR	11,069,082	(1,967)

					150,901

Short Contracts
Euro-Bobl	(52)	6/2024	EUR	(6,633,849)	(26,582)
Euro-Buxl	(15)	6/2024	EUR	(2,197,617)	(44,940)
Euro-Schatz	(80)	6/2024	EUR	(9,122,756)	(3,410)
U.S. Treasury 2 Year Note	(108)	6/2024	USD	(22,084,313)	(10,621)
U.S. Treasury 5 Year Note	(98)	6/2024	USD	(10,487,531)	(12,379)
U.S. Treasury 10 Year Ultra Note	(5)	6/2024	USD	(573,047)	(3,530)
U.S. Treasury Ultra Bond	(50)	6/2024	USD	(6,450,000)	(170,090)
3 Month Euro EURIBOR	(80)	9/2024	EUR	(20,860,644)	(1,313)
3 Month Euro EURIBOR	(42)	9/2025	EUR	(11,049,258)	27,905

					(244,960)

					(94,059)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,522,000	CAD	2,053,651	JPMorgan Chase Bank	4/2/2024	5,887
USD	1,544,089	DKK	10,622,688	Bank of America	4/2/2024	7,653
USD	184,680	DKK	1,267,548	JPMorgan Chase Bank	4/2/2024	1,346
USD	540,775	EUR	497,000	Bank of America	4/2/2024	4,587
USD	33,897,119	EUR	31,186,541	Deutsche Bank AG	4/2/2024	251,519
USD	5,381,396	EUR	4,969,000	JPMorgan Chase Bank	4/2/2024	20,590
USD	10,042,256	GBP	7,931,495	Bank of America	4/2/2024	31,519
USD	490,606	GBP	387,000	Barclays Bank plc	4/2/2024	2,154
USD	16,126,861	GBP	12,722,595	Goldman Sachs Bank USA	4/2/2024	69,038
USD	3,295,405	JPY	494,285,480	JPMorgan Chase Bank	4/2/2024	30,208
USD	308,085	NZD	506,135	Barclays Bank plc	4/2/2024	5,695
USD	1,418,332	SEK	14,664,141	Deutsche Bank AG	4/2/2024	48,364
USD	116,781	AUD	179,000	BNP Paribas	4/3/2024	132
USD	345,600	EUR	320,000	BNP Paribas	4/3/2024	355
USD	548,245	GBP	434,000	BNP Paribas	4/3/2024	469
USD	932,922	AUD	1,423,113	Bank of America	5/2/2024	4,750
USD	730,993	DKK	5,012,646	Bank of America	5/2/2024	4,890
USD	902,632	DKK	6,225,000	Barclays Bank plc	5/2/2024	914
USD	36,169,561	EUR	33,274,053	Bank of America	5/2/2024	228,692
USD	3,258,094	JPY	490,630,027	JPMorgan Chase Bank	5/2/2024	2,179
USD	303,674	NZD	506,135	Goldman Sachs Bank USA	5/2/2024	1,271
USD	1,382,210	SEK	14,652,426	Goldman Sachs Bank USA	5/2/2024	11,692
USD	115,000	BRL	568,328	JPMorgan Chase Bank**	5/3/2024	2,035
MXN	214,990	USD	12,661	JPMorgan Chase Bank	6/20/2024	109
USD	225,095	PEN	833,144	Deutsche Bank AG**	6/20/2024	1,446

Total unrealized appreciation						737,494

AUD	1,423,113	USD	932,139	Bank of America	4/2/2024	(4,767)
DKK	5,020,175	USD	730,993	Bank of America	4/2/2024	(4,889)
DKK	475,000	USD	69,261	Deutsche Bank AG	4/2/2024	(558)
EUR	35,781,053	USD	38,845,222	Bank of America	4/2/2024	(242,832)
EUR	499,000	USD	542,185	Deutsche Bank AG	4/2/2024	(3,839)
EUR	357,000	USD	386,725	JPMorgan Chase Bank	4/2/2024	(1,575)
GBP	783,000	USD	994,650	JPMorgan Chase Bank	4/2/2024	(6,386)
USD	1,715,255	AUD	2,639,629	Barclays Bank plc	4/2/2024	(4,860)
USD	790,460	AUD	1,216,516	Barclays Bank plc	5/2/2024	(2,966)
USD	1,510,704	CAD	2,051,619	JPMorgan Chase Bank	5/2/2024	(4,574)
USD	25,566,078	GBP	20,258,090	JPMorgan Chase Bank	5/2/2024	(6,864)

Total unrealized depreciation						(284,110)

Net unrealized appreciation						453,384

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Written Call Options Contracts as of March 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month Euro EURIBOR	Exchange Traded	39	EUR	(9,750,000)	EUR 96.75	4/12/2024	(263)
U.S. Treasury 2 Year Note	Exchange Traded	30	USD	(6,000,000)	USD 102.25	4/26/2024	(12,187)

Total Written Options Contracts (Premiums Received ($52,863))							(12,450)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,755,873	$—	$1,755,873
Collateralized Mortgage Obligations	—	2,743,691	—	2,743,691
Commercial Mortgage-Backed Securities	—	61,523	—	61,523
Corporate Bonds
Financials	—	5,032,142	—	5,032,142
Foreign Government Securities	—	65,270,038	—	65,270,038
Forward Currency Contracts	—	737,494	—	737,494
Futures	180,773	—	—	180,773
Mortgage-Backed Securities	—	15,177,960	—	15,177,960
U.S. Treasury Obligations	—	65,644,409	—	65,644,409

Total Assets	$180,773	$156,423,130	$—	$156,603,903

Liabilities:
Forward Currency Contracts	$—	$(284,110)	$—	$(284,110)
Futures	(274,832)	—	—	(274,832)
Options Written
Call Options Written	(12,450)	—	—	(12,450)

Total Liabilities	$(287,282)	$(284,110)	$—	$(571,392)

Total	$(106,509)	$156,139,020	$—	$156,032,511

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,988,850
Aggregate gross unrealized depreciation	(26,291,845)

Net unrealized depreciation	$(20,302,995)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$176,335,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.5%)
Ares European CLO VI DAC,
Series 2013-6A ARR
4.552%, 4/15/30(l)§	EUR	391,975	$421,048
Argent Mortgage Loan Trust,
Series 2005-W1 A1
5.924%, 5/25/35(l)		$15,489	13,906
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
6.726%, 1/16/30(l)§		109,141	109,141
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.980%, 1/25/35(l)		309,016	305,262
BlueMountain CLO Ltd.,
Series 2016-3A A1R2
0.000%, 11/15/30(l)§		400,000	400,071
C-Bass Trust,
Series 2006-CB9 A1
5.564%, 11/25/36(l)		1,583	690
CIFC European Funding CLO III DAC,
Series 3A A
4.992%, 1/15/34(l)§	EUR	250,000	267,731
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.944%, 10/25/37(l)§		$188,636	184,974
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
5.524%, 1/25/37(l)		3,242	2,229
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
5.944%, 3/25/37(l)		33,295	31,808
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
4.021%, 6/25/35(l)		25,000	23,297
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR
4.681%, 8/15/32(l)§	EUR	469,252	503,072
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
6.184%, 8/25/47(l)		$9,756	9,420
Ellington Loan Acquisition Trust,
Series 2007-1 A1
6.544%, 5/25/37(l)§		17,195	16,601
Elmwood CLO 24 Ltd., Series 2023-3A A1
7.044%, 12/11/33(l)§		400,000	400,068
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
6.149%, 11/25/36(l)		79,333	73,219
Fremont Home Loan Trust,
Series 2006-C 1A1
5.714%, 10/25/36(l)		27,566	24,285
GSAMP Trust,
Series 2007-FM1 A2A
5.514%, 12/25/36(l)		2,691	1,252
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
5.584%, 7/25/36(l)		17,171	5,303
LCM XXV Ltd.,
Series 25A AR
6.418%, 7/20/30(l)§		175,314	175,214
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		32,283	27,688
Lehman XS Trust,
Series 2006-7 1A1A
5.764%, 5/25/36(l)		21,618	19,817
Series 2006-8 3A4
6.900%, 6/25/36(e)		11,263	10,648
Series 2007-20N A1
7.744%, 12/25/37(l)		24,032	24,350
Magnetite XII Ltd.,
Series 2015-12A AR4
6.472%, 10/15/31(l)§		400,000	400,071
Merrill Lynch Life Agency, Inc.,
5.684%, 2/25/37(l)		8,568	2,502
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
5.604%, 9/25/37(l)		505	101
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
5.664%, 10/25/36(l)		676,622	271,415
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
5.494%, 11/25/36(l)		320	103
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
6.149%, 1/25/36(l)		12,465	12,247
OZLM XXIV Ltd.,
Series 2019-24A A1AR
6.739%, 7/20/32(l)§		200,000	199,404
Palmer Square European Loan Funding DAC,
Series 2023-3A A
5.494%, 5/15/33(l)§	EUR	400,000	431,987
Palmer Square Loan Funding Ltd.,
Series 2021-2A A1
6.381%, 5/20/29(l)§		$97,824	97,822
Park Place Securities, Inc. Asset-Backed Pass- Through Certificates,
Series 2004-WCW2 M3
6.494%, 10/25/34(l)		62,038	60,575
Series 2005-WHQ4 M2
6.179%, 9/25/35(l)		11,292	10,607
Renaissance Home Equity Loan Trust,
Series 2002-3 A
6.204%, 12/25/32(l)		1,582	1,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Saxon Asset Securities Trust,
Series 2007-3 1A
5.754%, 9/25/37(l)		$29,580	$27,325
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
5.764%, 7/25/36(l)		156,477	49,508
Series 2007-HE1 A2A
5.564%, 12/25/36(l)		10,139	2,101
Soundview Home Equity Loan Trust,
5.554%, 2/25/37(l)		509,127	131,905
Soundview Home Loan Trust,
Series 2006-NLC1 A1
5.564%, 11/25/36(l)§		1,648	465
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
6.940%, 4/25/35(l)		1,787	1,770
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR
6.656%, 7/15/31(l)§		200,000	200,002
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		2,343	2,329
Vibrant CLO VI Ltd.,
Series 2017-6A AR
6.544%, 6/20/29(l)§		3,718	3,717
Voya CLO Ltd.,
Series 2015-1A A1R
6.460%, 1/18/29(l)§		58,798	58,816
Wellfleet CLO Ltd.,
Series 2015-1A AR4
6.469%, 7/20/29(l)§		79,355	79,355

Total Asset-Backed Securities			5,096,644

Collateralized Mortgage Obligations (4.4%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
5.924%, 7/25/37(l)		21,405	17,882
Alternative Loan Trust,
Series 2005-62 2A1
6.089%, 12/25/35(l)		757	615
Series 2006-OA11 A1B
5.824%, 9/25/46(l)		41,586	38,318
Series 2006-OA19 A1
5.623%, 2/20/47(l)		6,809	5,182
Series 2007-1T1 1A1
6.000%, 3/25/37		95,970	34,811
Series 2007-4CB 1A35
6.000%, 4/25/37		27,726	22,912
Series 2007-OA7 A1A
5.804%, 5/25/47(l)		2,683	2,441
Banc of America Funding Trust,
Series 2006-A 1A1
5.721%, 2/20/36(l)		2,221	2,050
Series 2006-J 2A1
4.346%, 1/20/47(l)		62,661	51,976
Series 2006-J 4A1
5.214%, 1/20/47(l)		2,408	2,034
Banc of America Mortgage Trust,
Series 2005-E 2A1
4.571%, 6/25/35(l)		537	462
Series 2006-A 2A1
4.891%, 2/25/36(l)		2,727	2,410
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.870%, 9/25/35(l)		19,305	11,338
Series 2006-2 23A1
4.134%, 3/25/36(l)		6,814	5,364
Bear Stearns ARM Trust,
Series 2004-10 13A1
5.040%, 1/25/35(l)		2,381	2,197
Series 2005-1 2A1
4.829%, 3/25/35(l)		3,135	2,787
Series 2005-9 A1
7.670%, 10/25/35(l)		3,949	3,662
Series 2006-2 3A2
4.300%, 7/25/36(l)		3,058	2,664
CHL Mortgage Pass- Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		691	496
Series 2005-9 1A3
5.904%, 5/25/35(l)		151,493	124,538
Series 2006-6 A4
6.000%, 4/25/36		10,043	4,936
Series 2006-HYB3 3A1B
3.778%, 5/20/36(l)		1,800	1,653
Series 2007-1 A1
6.000%, 3/25/37		31,607	14,753
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
7.860%, 3/25/36(l)		3,520	3,161
Series 2007-10 22AA
4.496%, 9/25/37(l)		5,939	5,268
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		113,152	67,267
CSMC Trust,
Series 2007-4R 1A1
3.869%, 10/26/36(l)§		3,968	3,345
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
5.544%, 10/25/36(l)		140	111
Eurosail-UK plc,
Series 2007-3X A3A
6.272%, 6/13/45(l)(m)	GBP	18,117	22,774
Series 2007-3X A3C
6.272%, 6/13/45(l)(m)		8,050	10,137
FHLMC,
Series 278 F1
5.883%, 9/15/42 STRIPS(l)		$47,672	46,893
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
5.704%, 8/25/31(l)		425	431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series T-62 1A1
6.289%, 10/25/44(l)	$27,276	$24,711
Series T-63 1A1
6.289%, 2/25/45(l)	8,561	8,176
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
6.900%, 6/25/34(l)	1,998	1,854
Series 2006-FA8 1A7
6.000%, 2/25/37	9,465	3,774
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
5.462%, 8/25/35(l)	3,288	2,278
FNMA,
Series 2003-W8 3F2
5.785%, 5/25/42(l)	646	642
Series 2004-63 FA
5.586%, 8/25/34(l)	113	110
Series 2006-30 KF
5.875%, 5/25/36(l)	171	169
Series 2006-5 3A2
5.750%, 5/25/35(l)	2,108	2,140
Series 2007-63 FC
5.785%, 7/25/37(l)	60	59
GNMA,
Series 2017-H10 FB
6.464%, 4/20/67(l)	44,870	45,152
Series 2018-H15 FG
6.246%, 8/20/68(l)	90,647	89,230
Series 2023-H09 FA
6.119%, 4/20/73(l)	398,407	396,935
Series 2023-H15 FB
6.319%, 3/20/73(l)	401,373	398,496
Series 2023-H19 FA
6.219%, 8/20/73(l)	1,232,436	1,235,075
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
5.984%, 11/25/45(l)	2,891	2,515
Series 2006-AR4 A6A
5.804%, 9/25/46(l)	45,445	39,730
GreenPoint MTA Trust,
Series 2005-AR1 A2
5.884%, 6/25/45(l)	1,904	1,703
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.207%, 12/25/34(l)	2,155	1,934
Series 2005-AR1 1A1
6.167%, 1/25/35(l)	1,084	994
Series 2005-AR4 6A1
4.562%, 7/25/35(l)	1,358	1,223
Series 2005-AR6 2A1
5.063%, 9/25/35(l)	1,999	1,855
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
6.001%, 2/19/36(l)	1,808	877
Series 2005-2 2A1A
5.881%, 5/19/35(l)	800	718
Series 2005-9 2A1A
6.123%, 6/20/35(l)	1,565	1,438
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
4.799%, 11/25/35(l)	960	961
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
6.224%, 5/25/34(l)	184	165
Series 2004-AR11 2A
4.691%, 12/25/34(l)	1,287	1,177
Series 2005-AR14 1A1A
6.004%, 7/25/35(l)	3,440	2,428
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.904%, 3/25/36(l)	61,217	55,688
Series 2006-A7 1A4
5.904%, 12/25/36(l)	23,593	20,807
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
5.315%, 2/25/35(l)	1,083	990
Series 2005-A6 2A1
5.817%, 8/25/35(l)	1,760	1,634
Series 2005-A6 4A1
5.386%, 9/25/35(l)	298	274
Series 2005-A6 7A1
5.041%, 8/25/35(l)	1,485	1,220
Series 2007-A1 1A1
5.656%, 7/25/35(l)	948	920
Series 2007-A1 3A3
4.896%, 7/25/35(l)	2,471	2,308
Series 2008-R2 1A1
3.963%, 7/27/37(l)§	7,669	6,837
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
5.371%, 11/21/34(l)	1,295	1,207
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
6.140%, 11/15/31(l)	689	647
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
7.124%, 6/25/36(l)	3,399	3,302
MRFC Mortgage Pass- Through Trust,
Series 2000-TBC3 A1
5.880%, 12/15/30(l)	741	696
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§	36,080	34,136
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	160,608	150,770
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
6.204%, 12/25/35(l)	112,669	108,501
RALI Trust,
Series 2005-QO1 A1
5.735%, 8/25/35(l)	1,327	979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-QH8 A
6.009%, 10/25/37(l)		$28,143	$23,234
Residential Asset Securitization Trust,
Series 2005-A5 A3
5.500%, 5/25/35(l)		16,007	10,003
Series 2006-A10 A5
6.500%, 9/25/36		8,424	2,795
Series 2007-A6 2A1
6.500%, 6/25/37		125,427	27,392
Residential Mortgage Securities 32 plc,
Series 32A A
6.447%, 6/20/70(l)§	GBP	51,076	64,545
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		$3,735	2,762
Sequoia Mortgage Trust,
Series 2007-3 1A1
5.843%, 7/20/36(l)		5,832	5,008
Series 5 A
6.141%, 10/19/26(l)		255	247
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
7.020%, 2/25/34(l)		839	794
Series 2004-19 2A1
6.489%, 1/25/35(l)		1,371	1,166
Series 2005-17 3A1
4.728%, 8/25/35(l)		1,205	1,018
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
6.101%, 10/19/34(l)		575	532
Series 2005-AR5 A1
5.941%, 7/19/35(l)		1,187	1,089
Series 2005-AR5 A2
5.941%, 7/19/35(l)		1,138	1,104
Series 2005-AR5 A3
5.941%, 7/19/35(l)		4,290	3,997
Series 2006-AR3 11A1
5.864%, 4/25/36(l)		2,261	1,937
Series 2006-AR4 2A1
5.824%, 6/25/36(l)		665	641
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
6.385%, 10/20/51(l)§	GBP	104,538	131,969
Towd Point Mortgage Trust,
Series 2019-HY2 A1
6.444%, 5/25/58(l)§		$18,353	18,657
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
6.289%, 11/25/42(l)		151	138
Series 2005-AR14 2A1
4.720%, 12/25/35(l)		699	619
Series 2006-AR3 A1A
6.089%, 2/25/46(l)		1,401	1,217
Series 2006-AR7 3A
6.137%, 7/25/46(l)		8,410	6,890
Series 2007-OA4 1A
5.859%, 5/25/47(l)		3,742	2,976

Total Collateralized Mortgage Obligations			3,483,033

Commercial Mortgage-Backed Securities (1.0%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2
2.920%, 1/25/26		400,000	389,661
STWD Ltd.,
Series 2019-FL1 A
6.520%, 7/15/38(l)§		9,526	9,526
WSTN Trust,
Series 2023-MAUI A
6.297%, 7/5/37(l)§		400,000	402,104

Total Commercial Mortgage-Backed Securities			801,291

Corporate Bonds (0.1%)
Financials (0.1%)
Banks (0.1%)
Bank of America Corp.
Series FF
(CME Term SOFR 3 Month + 3.19%),
5.875%, 3/15/28(k)(y)		20,000	19,625

Total Financials			19,625

Information Technology (0.0%)†
Software (0.0%)†
VMware LLC
3.900%, 8/21/27		10,000	9,578

Total Information Technology			9,578

Total Corporate Bonds			29,203

Foreign Government Securities (6.0%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	2,300,644	2,455,467
1.800%, 5/15/36 TIPS(m)		99,486	107,732
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	252,367	198,823
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	117,198	125,383
0.100%, 7/25/31 TIPS(m)		117,380	124,055
0.100%, 7/25/38 TIPS(m)		230,500	228,969
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	115,556,790	801,297
0.100%, 3/10/29 TIPS		97,598,410	679,623

Total Foreign Government Securities			4,721,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Mortgage-Backed Securities (15.1%)
FHLMC UMBS
3.000%, 3/1/52	$94,729	$81,626
4.500%, 11/1/52	92,723	88,389
FNMA UMBS
3.500%, 2/1/48	96,510	87,912
3.000%, 12/1/51	890,363	767,208
4.000%, 10/1/52	1,020,104	946,173
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 4/25/54 TBA	3,100,000	2,954,445
6.000%, 4/25/54 TBA	1,800,000	1,817,860
5.500%, 5/25/54 TBA	1,200,000	1,194,890
6.500%, 5/25/54 TBA	1,800,000	1,838,250
GNMA
3.500%, 4/15/54 TBA	2,300,000	2,095,156

Total Mortgage-Backed Securities		11,871,909

U.S. Government Agency Security (31.6%)
FHLB
2.750%, 6/28/24	25,000,000	24,833,590

Total U.S. Government Agency Security		24,833,590

U.S. Treasury Obligations (109.6%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS	1,336,363	1,330,203
2.375%, 1/15/27 TIPS	30,587	30,841
1.750%, 1/15/28 TIPS	2,414,375	2,396,456
3.625%, 4/15/28 TIPS	2,478,931	2,637,350
2.500%, 1/15/29 TIPS	962,455	989,900
3.875%, 4/15/29 TIPS	1,108,769	1,213,496
2.125%, 2/15/40 TIPS	1,098,736	1,114,187
2.125%, 2/15/41 TIPS	338,004	342,995
0.750%, 2/15/42 TIPS	1,446,805	1,157,105
0.625%, 2/15/43 TIPS	724,388	557,609
1.375%, 2/15/44 TIPS	2,143,811	1,884,376
0.750%, 2/15/45 TIPS	2,514,682	1,934,537
1.000%, 2/15/46 TIPS	2,173,739	1,744,425
0.875%, 2/15/47 TIPS	1,545,969	1,194,623
1.000%, 2/15/48 TIPS	662,866	523,301
0.250%, 2/15/50 TIPS	659,791	417,730
0.125%, 2/15/51 TIPS	1,018,773	611,105
0.125%, 2/15/52 TIPS	332,376	196,180
1.500%, 2/15/53 TIPS	622,530	545,297
2.125%, 2/15/54 TIPS	401,972	407,750
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS(z)	4,327,560	4,299,498
0.250%, 1/15/25 TIPS	3,645,992	3,582,757
0.125%, 4/15/25 TIPS	2,555,203	2,491,323
0.375%, 7/15/25 TIPS	325,138	318,000
0.125%, 10/15/25 TIPS	2,139,552	2,075,909
0.625%, 1/15/26 TIPS	2,154,663	2,092,380
0.125%, 4/15/26 TIPS	1,764,060	1,689,781
0.125%, 7/15/26 TIPS	244,467	234,345
0.125%, 10/15/26 TIPS	1,354,404	1,292,398
0.375%, 1/15/27 TIPS	1,544,904	1,473,935
0.125%, 4/15/27 TIPS	436,936	411,915
0.375%, 7/15/27 TIPS(z)	4,122,849	3,925,725
1.625%, 10/15/27 TIPS	3,019,335	2,992,208
0.500%, 1/15/28 TIPS(z)	4,701,278	4,452,348
0.750%, 7/15/28 TIPS	2,592,494	2,479,275
2.375%, 10/15/28 TIPS(z)	1,006,930	1,031,553
0.875%, 1/15/29 TIPS	732,864	699,542
0.250%, 7/15/29 TIPS	3,008,296	2,777,268
0.125%, 1/15/30 TIPS	3,128,711	2,835,150
0.125%, 7/15/30 TIPS	2,225,402	2,007,382
0.125%, 1/15/31 TIPS	616,086	548,894
0.125%, 7/15/31 TIPS(z)	9,240,282	8,188,478
0.125%, 1/15/32 TIPS	2,558,980	2,239,707
0.625%, 7/15/32 TIPS(z)	7,112,050	6,460,297
1.125%, 1/15/33 TIPS	1,656,624	1,556,709
1.375%, 7/15/33 TIPS	2,944,950	2,831,523

Total U.S. Treasury Obligations		86,217,766

Total Long-Term Debt Securities (174.3%) (Cost $140,618,019)		137,054,785

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (45.4%)
FFCB
5.69%, 4/26/24(o)(p)	3,065,000	3,052,461
5.28%, 9/19/24(o)(p)	11,000,000	10,729,116
5.17%, 12/24/24(o)(p)	1,000,000	962,969
FHLMC
8.39%, 4/3/24(o)(p)	21,000,000	20,985,321

Total U.S. Government Agency Securities		35,729,867

Total Short-Term Investments (45.4%) (Cost $35,744,827)		35,729,867

Total Investments in Securities (219.7%) (Cost $176,362,846)		172,784,652
Other Assets Less Liabilities (-119.7%)		(94,122,171)

Net Assets (100%)		$78,662,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $4,771,448 or 6.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $3,074,517 or 3.9% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2024.

(p)	Yield to maturity.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.

(z)	All or a portion of the security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

ESTR — Euro Short-Term Rate

FCPIX — Mexican Core Consumer Price Index

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

JPY — Japanese Yen

MXN — Mexican Peso

OAT — Obligations Assimilables du Trésor

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	13	6/2024	AUD	987,566	7,574
Euro-Bobl	17	6/2024	EUR	2,168,758	11,227
Euro-BTP	5	6/2024	EUR	641,970	9,734
Euro-Schatz	9	6/2024	EUR	1,026,310	(2,577)
U.S. Treasury 10 Year Note	37	6/2024	USD	4,099,484	15,954

					41,912

Short Contracts
Euro-Bund	(22)	6/2024	EUR	(3,165,734)	(35,651)
Euro-Buxl	(2)	6/2024	EUR	(293,016)	(6,773)
Euro-OAT	(4)	6/2024	EUR	(553,105)	(5,241)
Short-Term Euro-BTP	(8)	6/2024	EUR	(913,829)	(1,468)
U.S. Treasury 2 Year Note	(8)	6/2024	USD	(1,635,875)	(1,228)
U.S. Treasury 5 Year Note	(104)	6/2024	USD	(11,129,625)	(3,560)
U.S. Treasury 10 Year Ultra Note	(1)	6/2024	USD	(114,609)	(1,103)
U.S. Treasury Long Bond	(28)	6/2024	USD	(3,372,250)	(72,492)
U.S. Treasury Ultra Bond	(6)	6/2024	USD	(774,000)	(21,633)

					(149,149)

					(107,237)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,721,236	EUR	4,359,327	Bank of America	4/2/2024	18,176
USD	132,043	EUR	122,000	HSBC Bank plc	4/2/2024	423
USD	235,769	GBP	186,000	Goldman Sachs Bank USA	4/2/2024	1,009
USD	644,287	JPY	96,555,555	HSBC Bank plc	4/2/2024	6,451
USD	853,158	JPY	127,968,130	Morgan Stanley	4/2/2024	7,815
USD	4,659,465	EUR	4,300,327	Morgan Stanley	5/2/2024	14,479
USD	235,206	GBP	186,000	Barclays Bank plc	5/2/2024	408
USD	849,829	JPY	127,825,285	Bank of America	5/2/2024	1,555
USD	632,208	JPY	95,161,212	Morgan Stanley	5/2/2024	700
MXN	397,484	USD	23,399	Citibank NA	5/14/2024	351

Total unrealized appreciation						51,367

EUR	59,000	USD	64,008	Bank of America	4/2/2024	(355)
EUR	4,300,327	USD	4,653,814	Morgan Stanley	4/2/2024	(14,406)
JPY	95,596,171	USD	632,208	Morgan Stanley	4/2/2024	(710)
USD	195,269	CAD	265,125	Morgan Stanley	4/2/2024	(461)
USD	194,759	CAD	264,086	HSBC Bank plc	5/2/2024	(289)

Total unrealized depreciation						(16,221)

Net unrealized appreciation						35,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Written Call Options Contracts as of March 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
2 Years, April 2024 @3.80% v.1 Day SOFR	Barclays Bank plc	3,000,000	USD (3,000,000)	USD 3.80	4/16/2024	(79)
2 Years, May 2024 @4.27% v.1 Day SOFR	Goldman Sachs Bank USA	3,000,000	USD (3,000,000)	USD 4.27	5/13/2024	(4,434)
3 Month Euro EURIBOR	Exchange Traded	29	EUR (7,250,000)	EUR 96.75	4/12/2024	(195)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR (3,700,000)	EUR 2.90	8/29/2025	(53,433)

						(58,141)

Written Put Options Contracts as of March 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR (3,700,000)	EUR	2.90	8/29/2025	(17,288)

Total Written Options Contracts (Premiums Received ($142,502))							(75,429)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of March 31, 2024(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	16,730	110,465
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	4,972	31,652
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	12,131	76,720
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	3,781	24,357
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	391	4,019
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	713	5,854
HICPXT at termination	2.36% at termination	Receive	8/15/2030	EUR	200,000	290	5,058
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	300,000	471	6,537
HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	263	1,586
HICPXT at termination	2.47% at termination	Receive	7/15/2032	EUR	100,000	155	1,869
HICPXT at termination	2.36% at termination	Pay	11/15/2033	EUR	300,000	(657)	5,893
HICPXT at termination	2.36% at termination	Pay	11/15/2033	EUR	200,000	(437)	4,066
HICPXT at termination	2.39% at termination	Pay	11/15/2033	EUR	200,000	(432)	4,646
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	(1,184)	2,515
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	(1,257)	7,601
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	200,000	(2,712)	19,624

						33,218	312,462

HICPXT at termination	2.50% at termination	Receive	3/15/2028	EUR	300,000	6	(3,217)
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	300,000	325	(2,661)
HICPXT at termination	2.55% at termination	Receive	11/15/2053	EUR	100,000	1,209	(2,633)
FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(3,889)	(76,164)
HICPXT at termination	3.52% at termination	Pay	9/15/2024	EUR	200,000	(1,108)	(1,924)
HICPXT at termination	3.85% at termination	Pay	9/15/2024	EUR	200,000	(567)	(473)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	500,000	(2,540)	(103,603)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(618)	(5,129)
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(1,080)	(4,342)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(197)	(1,652)
USCPI at termination	2.42% at termination	Pay	8/24/2024	USD	600,000	(4,024)	(4,469)
USCPI at termination	2.50% at termination	Pay	9/7/2024	USD	400,000	(2,345)	(2,412)
USCPI at termination	2.56% at termination	Pay	9/12/2024	USD	300,000	(1,623)	(1,572)
USCPI at termination	2.57% at termination	Pay	9/12/2024	USD	500,000	(2,695)	(2,595)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(9,499)	(141,359)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(3,031)	(43,749)

						(31,676)	(397,954)

Total Centrally Cleared inflation-linked swap contracts outstanding						1,542	(85,492)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2024 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	119,002	3,213	122,215
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	332,183	8,808	340,991
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	4,400,000	94,986	4,019	99,005
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	4,500,000	53,062	48,193	101,255
6 month EURIBOR Semi-Annual	2.88 annually	Pay	8/15/2032	EUR	1,000,000	33,707	4,850	38,557
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	4,000,000	95	1,678	1,773
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	3,400,000	1,303	204	1,507
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	4,100,000	625	989	1,614
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	3,300,000	879	420	1,299
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	99,712	64,364	164,076
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	14,228	(3,944)	10,284
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,276	(2,413)	2,863
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	8,055	(3,760)	4,295
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	2,620,000	(466)	26,850	26,384

						762,647	153,471	916,118

6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	1,177,900	(63,500)	3,689	(59,811)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/18/2026	EUR	7,200,000	(37,311)	4,867	(32,444)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	(12,631)	(3,596)	(16,227)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	(18,572)	(6,479)	(25,051)
6 month EURIBOR Semi-Annual	2.50 annually	Receive	9/18/2054	EUR	522,100	(24,918)	(1,593)	(26,511)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	(15,600)	(4,476)	(20,076)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	(5,226)	(1,414)	(6,640)
6 month EURIBOR Semi-Annual	2.63 annually	Receive	2/15/2033	EUR	1,372,000	—	(11,426)	(11,426)
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	(1,151)	(555)	(1,706)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	1,600,000	(54,205)	(47,304)	(101,509)
1 day SOFR Annual	4.76 annually	Receive	1/18/2026	USD	2,200,000	—	(2,041)	(2,041)
1 day SOFR Annual	3.80 annually	Pay	4/18/2026	USD	1,500,000	—	(19,778)	(19,778)
1 day SOFR Annual	4.75 annually	Receive	1/18/2026	USD	700,000	—	(549)	(549)

						(233,114)	(90,655)	(323,769)

Total Centrally Cleared Interest rate swap contracts outstanding						529,533	62,816	592,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

(1)	Value of floating rate index at March 31, 2024 was as follows:

Floating Rate Index	Value
1 day ESTR EUR	12.37%
1 day SOFR USD	5.34%
1 day TONAR JPY	0.07%
1 month FCPIX EUR	0.30%
6 month EURIBOR EUR	3.85%
HICPXT EUR	1.25%
USCPI USD	3.12%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,096,644	$—	$5,096,644
Centrally Cleared Inflation-linked Swaps	—	41,437	—	41,437
Centrally Cleared Interest Rate Swaps	—	172,144	—	172,144
Collateralized Mortgage Obligations	—	3,483,033	—	3,483,033
Commercial Mortgage-Backed Securities	—	801,291	—	801,291
Corporate Bonds
Financials	—	19,625	—	19,625
Information Technology	—	9,578	—	9,578
Foreign Government Securities	—	4,721,349	—	4,721,349
Forward Currency Contracts	—	51,367	—	51,367
Futures	44,489	—	—	44,489
Mortgage-Backed Securities	—	11,871,909	—	11,871,909
Short-Term Investments
U.S. Government Agency Securities	—	35,729,867	—	35,729,867
U.S. Government Agency Security	—	24,833,590	—	24,833,590
U.S. Treasury Obligations	—	86,217,766	—	86,217,766

Total Assets	$44,489	$173,049,600	$—	$173,094,089

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(39,895)	$—	$(39,895)
Centrally Cleared Interest Rate Swaps	—	(109,328)	—	(109,328)
Forward Currency Contracts	—	(16,221)	—	(16,221)
Futures	(151,726)	—	—	(151,726)
Options Written
Call Options Written	(195)	(57,946)	—	(58,141)
Put Options Written	—	(17,288)	—	(17,288)

Total Liabilities	$(151,921)	$(240,678)	$—	$(392,599)

Total	$(107,432)	$172,808,922	$—	$172,701,490

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,287,231
Aggregate gross unrealized depreciation	(12,834,263)

Net unrealized depreciation	$(9,547,032)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$182,691,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.3%)
522 Funding CLO Ltd.,
Series 2018-3A AR
6.619%, 10/20/31(l)§		$871,958	$872,412
Accredited Mortgage Loan Trust,
Series 2006-2 A4
5.704%, 9/25/36(l)		50,733	49,765
American Airlines Pass-Through Trust,
Series 2016-3 A
3.250%, 10/15/28		134,569	120,775
Series 2016-3 AA
3.000%, 10/15/28		201,671	183,521
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
5.914%, 11/25/35(l)		92,587	89,630
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR
6.626%, 7/15/30(l)§		469,800	469,582
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
6.769%, 1/15/37(l)§		800,000	793,750
AREIT Trust,
Series 2021-CRE5 A
6.521%, 11/17/38(l)§		531,482	527,828
Ares XL CLO Ltd.,
Series 2016-40A A1RR
6.446%, 1/15/29(l)§		343,861	343,777
Argent Securities Trust,
Series 2006-W2 A2B
5.824%, 3/25/36(l)		211,552	110,227
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C
5.744%, 7/25/36(l)		637,358	153,467
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
5.764%, 8/25/36(l)		14,532	13,962
Series 2006-HE9 1A2
5.744%, 11/25/36(l)		125,769	122,152
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
6.569%, 2/25/35(l)		92,753	91,758
BlueMountain CLO Ltd.,
Series 2018-3A A1R
6.515%, 10/25/30(l)§		600,000	602,573
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
4.842%, 1/15/33(l)§	EUR	700,000	749,480
BMW Vehicle Lease Trust,
Series 2024-1 A3
4.980%, 3/25/27		$500,000	499,223
BRSP Ltd.,
Series 2021-FL1 A
6.591%, 8/19/38(l)§		660,916	650,491
Carlyle US CLO Ltd.,
Series 2017-1A A1R
6.579%, 4/20/31(l)§		640,991	641,181
CBAM Ltd.,
Series 2018-5A A
6.598%, 4/17/31(l)§		904,052	903,902
Series 2018-8A A1
6.699%, 10/20/29(l)§		454,386	454,245
C-Bass Trust,
Series 2006-CB9 A1
5.564%, 11/25/36(l)		11,083	4,827
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		105,914	54,397
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
6.194%, 5/25/34(l)		3,895	3,879
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR
6.609%, 4/20/30(l)§		537,288	537,450
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
4.570%, 9/15/31(l)§	EUR	674,402	719,907
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1
6.044%, 6/25/36(l)		$28,494	28,200
Series 2006-21 2A4
5.904%, 5/25/37(l)		228,955	208,911
Series 2006-24 1A
5.584%, 6/25/47(l)		673,929	596,210
Series 2006-3 M2
6.029%, 6/25/36(l)		784,666	745,762
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 2A3
6.244%, 8/25/47(l)		1,044	1,038
EMC Mortgage Loan Trust,
Series 2001-A A
6.184%, 5/25/40(l)§		2,238	2,230
FHF Issuer Trust,
Series 2024-1A A2
5.690%, 2/15/30§		500,000	500,033
FHF Trust,
Series 2022-1A A
4.430%, 1/18/28§		520,331	513,040
Series 2023-1A A2
6.570%, 6/15/28§		311,523	309,361
FORT CRE Issuer LLC,
Series 2022-FL3 A
7.170%, 2/23/39(l)§		692,870	683,638
Fremont Home Loan Trust,
Series 2005-D M1
6.059%, 11/25/35(l)		300,000	261,328
Series 2006-E 2A1
5.504%, 1/25/37(l)		2,112	953
FS Rialto Issuer LLC,
Series 2022-FL4 A
7.219%, 1/19/39(l)§		900,000	898,594
Galaxy XV CLO Ltd.,
Series 2013-15A ARR
6.546%, 10/15/30(l)§		689,682	689,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A
4.000%, 4/20/49§	$781,570	$699,605
Series 2023-1GS A
5.520%, 2/22/55§	459,300	444,181
Series 2023-3C A
6.500%, 7/20/55§	474,163	489,592
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	241,492	90,037
GSAMP Trust,
Series 2006-NC2 A2B
5.624%, 6/25/36(l)	115,541	62,538
GSPA Monetization Trust,
6.422%, 10/9/29§	213,687	205,404
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
5.674%, 4/25/37(l)	249,225	235,783
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	723,320	665,455
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
3.183%, 10/25/35(l)	88,494	84,771
Series 2006-FRE1 M1
6.029%, 5/25/35(l)	58,610	57,117
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
5.704%, 3/25/37(l)	33,343	32,445
LCCM Trust,
Series 2021-FL3 A
6.890%, 11/15/38(l)§	791,309	787,063
LCM XV LP,
Series 15A AR2
6.579%, 7/20/30(l)§	405,429	405,430
Lehman XS Trust,
Series 2006-8 2A1
4.937%, 6/25/36(l)	10,966	11,643
Magnetite XVIII Ltd.,
Series 2016-18A AR2
6.449%, 11/15/28(l)§	259,715	259,703
Marble Point CLO X Ltd.,
Series 2017-1A AR
6.616%, 10/15/30(l)§	427,670	427,658
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
6.024%, 12/25/35(l)	5,919	5,898
Series 2006-FRE2 A5
5.924%, 3/25/36(l)	145,997	86,827
MF1 Ltd.,
Series 2020-FL4 A
7.140%, 11/15/35(l)§	356,120	356,343
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
5.944%, 8/25/36(l)	430,216	204,645
Series 2006-WMC2 A2C
5.744%, 7/25/36(l)	234,508	80,246
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	1,166,232	992,759
Series 2023-3A A
5.910%, 11/20/53§	171,686	174,647
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
6.164%, 3/25/36(l)	900,000	842,017
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
5.924%, 11/25/36(l)	99,398	29,577
Option One Mortgage Loan Trust,
Series 2006-3 2A3
5.584%, 2/25/37(l)	1,124,744	517,420
Series 2007-5 1A1
5.664%, 5/25/37(l)	325,735	192,299
Series 2007-CP1 1A1
5.584%, 3/25/37(l)	147,850	129,850
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
6.134%, 11/25/35(l)	315,405	289,182
OZLM IX Ltd.,
Series 2014-9A A1A4
6.521%, 10/20/31(l)§	900,000	899,986
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1
6.376%, 10/15/29(l)§	465,751	465,155
RAMP Trust,
Series 2005-RS4 M5
6.464%, 4/25/35(l)	14,410	14,360
RASC Trust,
Series 2005-EMX5 A3
6.104%, 12/25/35(l)	90,107	80,136
Series 2006-EMX2 M1
6.044%, 2/25/36(l)	123,779	120,080
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	544,629	167,172
Saranac CLO VI Ltd.,
Series 2018-6A A1R
6.717%, 8/13/31(l)§	699,273	699,410
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
5.574%, 5/25/37(l)	29,186	21,665
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
5.984%, 2/25/36(l)	65,465	31,722
Sound Point CLO XV Ltd.,
Series 2017-1A ARR
6.477%, 1/23/29(l)§	24,250	24,241
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
6.566%, 7/25/30(l)§	361,407	361,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
6.344%, 10/25/37(l)		$514,337	$388,910
Series 2007-WMC1 3A1
5.554%, 2/25/37(l)		71,107	18,423
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
5.744%, 11/25/37(l)		505,001	272,160
Stonepeak ABS,
Series 2021-1A AA
2.301%, 2/28/33§		388,527	361,350
Stratus CLO Ltd.,
Series 2021-2A A
6.479%, 12/28/29(l)§		510,568	510,713
Series 2021-3A A
6.529%, 12/29/29(l)§		496,981	496,976
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
6.344%, 5/25/37(l)§		141,229	134,683
STWD Ltd.,
Series 2021-FL2 A
6.641%, 4/18/38(l)§		710,762	699,383
Series 2022-FL3 A
6.669%, 11/15/38(l)§		800,000	786,841
Sunnova Helios XI Issuer LLC,
Series 2023-A A
5.300%, 5/20/50§		575,427	565,882
Sunnova Sol IV Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§		1,528,304	1,325,155
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§		706,294	579,290
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		533,153	482,503
Series 2020-1 A
5.875%, 10/15/27		598,971	596,755
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
5.694%, 4/25/37(l)		206,820	74,795

Total Asset-Backed Securities			34,242,691

Collateralized Mortgage Obligations (4.0%)
Alba plc,
Series 2007-1 A3
5.488%, 3/17/39(l)(m)	GBP	243,026	299,038
Alternative Loan Trust,
Series 2005-32T1 A3
6.444%, 8/25/35(l)		$91,380	51,041
Series 2006-45T1 1A16
6.000%, 2/25/37		227,626	93,279
Series 2006-OA11 A1B
5.824%, 9/25/46(l)		238,664	219,908
Series 2006-OA12 A1B
5.633%, 9/20/46(l)		58,575	59,349
Series 2006-OA3 1A1
5.844%, 5/25/36(l)		28,817	24,654
American Home Mortgage Assets Trust,
Series 2006-5
6.700%, 6/25/36(e)		476,974	69,413
Banc of America Funding Trust,
Series 2005-D A1
5.157%, 5/25/35(l)		4,931	4,501
Series 2007-2 1A2
6.000%, 3/25/37		58,291	43,834
Banc of America Mortgage Trust,
Series 2003-D 2A4
4.850%, 5/25/33(l)		43	41
BCAP LLC Trust,
Series 2007-AA2 12A1
5.864%, 5/25/47(l)		54,821	51,176
Series 2011-RR5 12A1
4.527%, 3/26/37(e)§		10,389	10,058
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
5.138%, 5/25/35(l)		17,885	16,753
Series 2005-7 22A1
4.870%, 9/25/35(l)		18,098	10,629
Series 2006-3 35A1
4.411%, 5/25/36(l)		45,850	21,817
Bear Stearns ARM Trust,
Series 2002-11 1A1
5.375%, 2/25/33(l)		9	9
Series 2002-11 1A2
3.250%, 2/25/33(l)		165	121
Series 2003-1 6A1
6.500%, 4/25/33(l)		594	583
Series 2003-8 2A1
5.711%, 1/25/34(l)		3,763	3,541
Series 2004-1 12A5
5.014%, 4/25/34(l)		7,598	6,611
Series 2004-10 22A1
5.125%, 1/25/35(l)		2,990	2,451
Series 2004-10 23A1
4.860%, 1/25/35(l)		1,172	1,079
Series 2004-3 1A1
4.742%, 7/25/34(l)		7,863	7,133
Series 2004-8 2A1
4.692%, 11/25/34(l)		22,418	21,078
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
5.115%, 1/26/36(l)		22,833	16,700
Series 2007-R6 2A1
4.198%, 12/26/46(l)		22,739	17,092
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
4.788%, 1/25/36(l)		30,484	27,119
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
4.706%, 11/25/34(l)		14,468	13,027
Series 2004-HYB9 1A1
5.077%, 2/20/35(l)		2,338	2,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-HYB9 3A2A
7.884%, 2/20/36(l)		$2,242	$1,879
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
7.780%, 10/25/35(l)		1,906	1,839
Series 2009-7 5A2
5.500%, 12/25/35§		54,417	28,419
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
4.180%, 5/25/35(l)		4,827	4,591
Series 2005-6 A2
6.236%, 9/25/35(l)		40,633	39,481
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
5.744%, 3/25/37(l)		91,793	80,109
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
5.944%, 2/25/35(l)		2,838	2,736
Eurosail-UK plc,
Series 2007-2X A3C
5.472%, 3/13/45(l)(m)	GBP	5,660	7,046
FHLMC,
Series 2248 FB
5.933%, 9/15/30(l)		$43	42
Series 2266 F
5.883%, 11/15/30(l)		1	1
Series 3360 FC
6.153%, 5/15/37(l)		3,794	3,787
Series 4989 FA
5.645%, 8/15/40(l)		205,931	205,819
Series 4989 FB
5.644%, 10/15/40(l)		158,281	156,992
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
6.289%, 2/25/45(l)		2,854	2,725
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
4.710%, 8/25/35(l)		31,257	26,629
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
4.935%, 10/25/35(l)		22,740	20,962
FNMA,
Series 2003-25 KP
5.000%, 4/25/33		6,355	6,210
Series 2004-W2 5AF
5.785%, 3/25/44(l)		6,094	6,065
Series 2005-79 NF
5.845%, 9/25/35(l)		4,306	4,263
Series 2006-118 A1
5.496%, 12/25/36(l)		2,894	2,815
Series 2006-5 3A2
5.750%, 5/25/35(l)		2,108	2,140
Series 2007-42 AF
5.685%, 5/25/37(l)		412	401
Series 2007-73 A1
5.692%, 7/25/37(l)		7,310	7,114
Series 2015-58 AI
0.089%, 8/25/55 IO(l)		163,579	6,839
GNMA,
Series 2015-H18 FB
6.044%, 7/20/65(l)		288,462	286,992
Series 2015-H19 FK
6.044%, 8/20/65(l)		206,878	205,666
Series 2016-H02 FH
6.444%, 1/20/66(l)		77,359	77,395
Series 2016-H14 FA
6.244%, 6/20/66(l)		113,091	112,817
Series 2016-H17 FC
6.274%, 8/20/66(l)		349,135	348,305
Series 2016-H17 FM
5.894%, 8/20/66(l)		617	609
Series 2016-H20 PT
6.600%, 9/20/66(l)		404,344	413,553
Series 2016-H22 FA
6.214%, 10/20/66(l)		195,159	195,678
Series 2017-H10 FB
6.464%, 4/20/67(l)		269,221	270,910
Series 2018-38 WF
5.740%, 10/20/43(l)		143,996	136,101
Series 2023-H02 FA
6.219%, 1/20/73(l)		305,229	305,816
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
5.712%, 6/18/39(l)§		21,988	21,862
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.063%, 9/25/35(l)		17,587	16,320
Series 2005-AR7 6A1
4.437%, 11/25/35(l)		4,912	4,252
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
6.941%, 10/19/35(l)		51,885	34,236
Series 2005-14 4A1A
4.644%, 12/19/35(l)		62,913	33,507
Series 2005-2 2A1A
5.881%, 5/19/35(l)		6,397	5,740
Series 2005-4 3A1
4.236%, 7/19/35(l)		23,930	17,503
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
5.784%, 1/25/37(l)		46,774	41,239
Series 2006-AR9 2A1
3.472%, 6/25/36(l)		171,738	117,079
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,520	4,735
Series 2006-A3 6A1
4.661%, 8/25/34(l)		15,186	14,563
Series 2006-A6 1A4L
4.048%, 10/25/36(l)		44,706	31,683
Landmark Mortgage Securities No. 3 plc,
Series 3 A
5.644%, 4/17/44(l)(m)	GBP	437,509	537,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
6.882%, 10/25/59(e)§		$506,604	$506,494
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
5.829%, 1/25/47(l)		2,314	2,292
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
4.857%, 4/25/35(l)		30,546	26,610
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
5.024%, 7/25/35(l)		45,676	37,285
MortgageIT Trust,
Series 2005-5 A2
6.064%, 12/25/35(l)		24,613	23,871
Prime Mortgage Trust,
Series 2004-CL1 1A2
5.844%, 2/25/34(l)		729	678
Series 2006-CL1 A1
5.944%, 2/25/35(l)		18,929	18,686
RALI Trust,
Series 2005-QA13 2A1
5.276%, 12/25/35(l)		7,553	6,436
Series 2006-QS12 1A1
6.500%, 9/25/36		151,357	66,878
Series 2006-QS13 1A10
6.000%, 9/25/36		10,074	7,492
Series 2007-QA3 A1
5.644%, 5/25/37(l)		167,263	149,572
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.881%, 10/25/39(l)§		579,268	581,621
Residential Asset Securitization Trust,
Series 2005-A11 1A1
5.500%, 10/25/35(l)		36,096	21,697
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		46,692	34,525
Ripon Mortgages plc,
Series 1RA A
5.913%, 8/28/56(l)§	GBP	1,573,082	1,984,096
STARM Mortgage Loan Trust,
Series 2007-1 2A1
5.608%, 2/25/37(l)		$21,746	18,102
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
5.844%, 4/25/47(l)		30,193	25,359
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
5.941%, 7/19/35(l)		21,452	19,981
Series 2006-AR6 1A3
5.824%, 7/25/46(l)		655,246	493,062
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
6.101%, 9/19/32(l)		290	277
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
7.052%, 3/25/37(l)		25,870	19,037
Series 2007-3 3A1
7.002%, 6/25/47(l)		167,822	140,297
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
5.937%, 5/20/36(l)		7,463	7,092
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
6.024%, 10/25/45(l)		2,502	2,387
Series 2005-AR6 1A1A
5.944%, 2/25/45(l)		187,671	178,782
Series 2006-AR16 3A3
4.061%, 12/25/36(l)		11,130	9,505
Series 2007-HY5 2A1
3.312%, 5/25/37(l)		75,110	57,448
Series 2007-HY7 4A2
4.541%, 7/25/37(l)		41,719	34,361
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
6.147%, 12/21/49(l)§	GBP	362,928	458,070
Series 3A B
6.847%, 12/21/49(l)§		100,000	126,215
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
6.240%, 10/25/36(l)		$317,365	286,519

Total Collateralized Mortgage Obligations			10,292,470

Commercial Mortgage-Backed Securities (7.5%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	530,034
Beast Mortgage Trust,
Series 2021-SSCP A
6.189%, 4/15/36(l)§		482,086	478,470
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	749,008
BIG Commercial Mortgage Trust,
Series 2022-BIG A
6.667%, 2/15/39(l)§		671,005	662,828
BX Trust,
Series 2021-ARIA A
6.339%, 10/15/36(l)§		900,000	890,999
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		149,826	145,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Commercial Mortgage Trust,
Series 2013-375P A
3.251%, 5/10/35§	$473,086	$455,461
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51	700,000	660,599
Series 2021-2400 A
6.740%, 12/15/38(l)§	657,662	605,455
DC Office Trust,
Series 2019-MTC A
2.965%, 9/15/45§	1,300,000	1,107,363
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	841,566
Extended Stay America Trust,
Series 2021-ESH A
6.519%, 7/15/38(l)§	731,405	731,176
FNMA ACES,
Series 2020-M33 X2
2.242%, 1/25/31 IO(l)	1,857,290	139,178
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	387,585	275,319
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50	77,378	76,771
Series 2016-GS3 WMB
3.602%, 10/10/49(l)§	100,000	86,819
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§	600,000	515,260
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
6.555%, 11/15/38(l)§	800,000	795,500
Series 2021-NYAH A
6.200%, 6/15/38(l)§	700,000	689,500
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.290%, 7/15/36(l)§	163,943	162,818
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48	7,114	7,065
Series 2015-C27 ASB
3.557%, 12/15/47	74,495	73,493
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.428%, 4/5/42(l)§	800,000	627,341
Series 2021-230P A
6.609%, 12/15/38(l)§	800,000	741,684
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§	700,000	616,730
New Orleans Hotel Trust,
Series 2019-HNLA A
6.362%, 4/15/32(l)§	500,000	487,813
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.535%, 11/15/38(l)§	400,000	386,499
ONE Mortgage Trust,
Series 2021-PARK A
6.139%, 3/15/36(l)§	700,000	681,188
PFP Ltd.,
Series 2021-8 A
6.439%, 8/9/37(l)§	224,244	222,843
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.644%, 11/25/36(l)§	553,239	548,396
Series 2023-FL11 A
7.703%, 10/25/39(l)§	641,412	642,615
STWD Mortgage Trust,
Series 2021-HTS A
6.490%, 4/15/34(l)§	1,020,699	1,013,043
Series 2021-LIH A
6.298%, 11/15/36(l)§	1,200,000	1,189,874
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52	800,000	772,084
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§	900,000	661,716

Total Commercial Mortgage-Backed Securities		19,272,330

Corporate Bonds (27.3%)
Communication Services (0.5%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29	800,000	679,920

Wireless Telecommunication Services (0.2%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§	175,000	173,858
5.152%, 3/20/28§	320,000	317,204

		491,062

Total Communication Services		1,170,982

Consumer Discretionary (1.7%)
Automobiles (1.3%)
Hyundai Capital America
5.800%, 6/26/25§	400,000	401,016
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§	600,000	595,658
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§	800,000	723,010
2.750%, 3/9/28§	800,000	709,448
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	800,000	744,980

		3,174,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc.
3.700%, 12/1/29	$700,000	$625,626
Expedia Group, Inc.
3.250%, 2/15/30	500,000	449,911

		1,075,537

Total Consumer Discretionary		4,249,649

Consumer Staples (0.1%)
Food Products (0.1%)
JDE Peet’s NV
2.250%, 9/24/31§	400,000	317,954

Total Consumer Staples		317,954

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Boardwalk Pipelines LP
3.400%, 2/15/31	600,000	531,519
ONEOK Partners LP
6.850%, 10/15/37	800,000	870,943

Total Energy		1,402,462

Financials (12.5%)
Banks (7.9%)
Banco Santander SA
2.746%, 5/28/25	700,000	675,982
Bank of America Corp.
(SOFR + 0.91%), 0.981%, 9/25/25(k)	2,900,000	2,833,616
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	1,400,000	1,410,145
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	700,000	579,685
BNP Paribas SA
3.500%, 11/16/27§	300,000	282,603
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29(k)§	500,000	523,019
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26(k)§	2,300,000	2,149,696
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§	1,000,000	941,170
HSBC USA, Inc.
5.625%, 3/17/25	500,000	500,686
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(y)	300,000	258,000
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)	700,000	699,248
(SOFR + 1.85%), 2.083%, 4/22/26(k)	100,000	96,409
(SOFR + 1.33%), 6.070%, 10/22/27(k)	500,000	511,256
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	900,000	797,466
Lloyds Bank plc
0.000%, 4/2/32(e)(m)	600,000	384,252
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)	400,000	399,408
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 6.282%, 2/20/26(k)	400,000	400,903
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29(k)	300,000	306,486
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§	400,000	391,210
Norinchukin Bank (The)
5.430%, 3/9/28§	600,000	606,878
Royal Bank of Canada
4.900%, 1/12/28	300,000	300,216
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)	500,000	511,813
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)	700,000	593,262
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§	300,000	302,841
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)(x)§	700,000	697,452
(SOFR + 0.93%), 6.288%, 11/23/25(k)§	800,000	799,176
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26	300,000	301,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27§		$1,600,000	$1,500,168
5.500%, 3/9/28§		500,000	507,805

			20,261,874

Capital Markets (2.4%)
Brookfield Finance I UK plc
2.340%, 1/30/32(x)		700,000	568,976
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24		300,000	298,426
(CME Term SOFR 3 Month + 1.43%), 6.739%, 5/15/26(k)(x)		300,000	302,548
HAT Holdings I LLC
3.375%, 6/15/26§		400,000	375,944
8.000%, 6/15/27§		800,000	832,000
Lazard Group LLC
4.500%, 9/19/28(x)		700,000	672,489
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	857,114
Stifel Financial Corp.
4.000%, 5/15/30		900,000	817,288
UBS Group AG
4.125%, 4/15/26§		600,000	584,221
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		500,000	501,677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§		200,000	196,368
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		300,000	278,160

			6,285,211

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
2.875%, 8/14/24		300,000	296,820
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,283,369
American Honda Finance Corp.
5.000%, 5/23/25		600,000	597,816

			2,178,005

Financial Services (0.7%)
Global Payments, Inc.
2.900%, 5/15/30		700,000	607,308
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	1	—
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		$500,000	512,790
NTT Finance Corp.
4.142%, 7/26/24§		300,000	298,551
4.239%, 7/25/25§		400,000	394,665
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—

			1,813,314

Insurance (0.7%)
First American Financial Corp.
4.000%, 5/15/30		$700,000	634,995
Manulife Financial Corp.
3.703%, 3/16/32(x)		1,100,000	1,013,604
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	125,384

			1,773,983

Total Financials			32,312,387

Health Care (0.2%)
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
(SOFR + 0.49%), 5.848%, 2/20/26(k)		$500,000	500,915

Total Health Care			500,915

Industrials (0.5%)
Marine Transportation (0.4%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	682,354
5.875%, 9/14/33§		300,000	307,178

			989,532

Passenger Airlines (0.1%)
American Airlines Pass- Through Trust, Class A
Series 2013-1 A
4.000%, 7/15/25		221,063	213,878

Total Industrials			1,203,410

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
3.137%, 11/15/35§		215,000	173,233
3.187%, 11/15/36§		46,000	36,551
NXP BV
5.350%, 3/1/26		500,000	500,030
5.000%, 1/15/33		1,400,000	1,368,192

			2,078,006

Software (0.2%)
VMware LLC
4.700%, 5/15/30		500,000	486,139

Total Information Technology			2,564,145

Materials (0.2%)
Containers & Packaging (0.2%)
Smurfit Kappa Treasury ULC
5.200%, 1/15/30§		600,000	598,746

Total Materials			598,746

Real Estate (4.6%)
Diversified REITs (0.7%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	1,025,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		$500,000	$464,115
Store Capital LLC (REIT)
2.700%, 12/1/31		500,000	390,285

			1,879,480

Health Care REITs (0.1%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	189,215

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31(x)		300,000	248,851

Office REITs (0.8%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		800,000	750,349
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	92,704
Kilroy Realty LP (REIT)
2.500%, 11/15/32		1,700,000	1,276,520

			2,119,573

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.
6.875%, 12/1/28		400,000	422,911

Residential REITs (0.4%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	351,027
Sun Communities Operating LP (REIT)
5.500%, 1/15/29		600,000	598,593

			949,620

Retail REITs (0.3%)
Federal Realty OP LP (REIT)
3.500%, 6/1/30		900,000	814,616

Specialized REITs (2.0%)
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	797,589
1.875%, 10/15/30		400,000	323,376
EPR Properties (REIT)
3.600%, 11/15/31		800,000	669,278
Equinix, Inc. (REIT)
1.550%, 3/15/28(x)		1,000,000	866,720
2.500%, 5/15/31		800,000	665,984
3.900%, 4/15/32		1,200,000	1,081,951
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		700,000	693,616

			5,098,514

Total Real Estate			11,722,780

Utilities (5.5%)
Electric Utilities (4.3%)
Avangrid, Inc.
3.150%, 12/1/24		500,000	492,243
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	297,541
Edison International
3.550%, 11/15/24		500,000	492,706
Enel Finance International NV
1.875%, 7/12/28§		2,300,000	2,011,903
5.000%, 6/15/32§		700,000	673,237
Florida Power & Light Co.
5.050%, 4/1/28		100,000	101,114
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28(x)		2,100,000	1,857,668
Northern States Power Co.
2.600%, 6/1/51		1,400,000	869,682
4.500%, 6/1/52		700,000	609,661
Pacific Gas and Electric Co.
6.700%, 4/1/53		1,100,000	1,191,471
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,316,594
SCE Recovery Funding LLC
Series A-1
4.697%, 6/15/40		385,504	375,164
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	293,190
5.375%, 3/30/34		400,000	401,568

			10,983,742

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,296,749
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	514,500

			1,811,249

Multi-Utilities (0.5%)
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	920,054
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	501,651

			1,421,705

Total Utilities			14,216,696

Total Corporate Bonds			70,260,126

Foreign Government Securities (2.5%)
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	564,422
Mexican Udibonos
3.000%, 12/3/26	MXN	2,771,513	154,740
4.000%, 11/30/28		4,222,088	242,152
2.750%, 11/27/31		5,602,386	289,695
Province of Quebec
3.750%, 9/1/24	CAD	200,000	146,958
Republic of Chile
4.850%, 1/22/29		$900,000	894,938
Republic of Philippines
5.500%, 1/17/48(x)		600,000	608,316
Republic of South Africa
10.500%, 12/21/26	ZAR	28,300,000	1,532,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Romania Government Bond
5.625%, 2/22/36§	EUR	600,000	$646,682
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	675,000	846,354
United Mexican States
4.490%, 5/25/32	EUR	500,000	549,202

Total Foreign Government Securities			6,476,407

Mortgage-Backed Securities (48.1%)
FHLMC
4.500%, 4/1/29		$10,094	9,965
6.000%, 1/1/37		30,747	31,934
4.000%, 1/1/41		21,516	20,637
3.500%, 3/1/48		61,286	55,897
FHLMC UMBS
3.500%, 2/1/49		19,345	17,609
3.500%, 7/1/49		51,801	47,277
3.500%, 2/1/50		13,621	12,387
3.500%, 4/1/50		19,809	18,038
3.500%, 5/1/52		11,623,542	10,438,180
3.500%, 6/1/52		971,264	872,215
3.000%, 7/1/52		2,141,338	1,846,989
4.500%, 8/1/52		276,776	263,838
4.000%, 10/1/52		306,266	284,070
4.000%, 11/1/52		439,565	407,708
4.000%, 2/1/53		4,546,889	4,214,516
4.000%, 4/1/53		44,309	41,070
5.000%, 6/1/53		5,705,303	5,573,531
5.000%, 7/1/53		5,218,204	5,097,682
4.500%, 8/1/53		1,739,454	1,657,464
5.500%, 8/1/53		746,494	744,198
4.000%, 11/1/53		390,788	362,222
FNMA
5.889%, 5/1/38(l)		91,412	93,331
FNMA UMBS
4.500%, 1/1/34		12,699	12,519
5.500%, 4/1/34		17,690	18,052
5.500%, 5/1/34		37,541	38,300
5.500%, 3/1/38		22,569	23,188
5.000%, 8/1/39		31,528	31,764
4.500%, 12/1/41		6,409	6,269
4.500%, 7/1/44		37,477	36,545
3.500%, 2/1/48		9,166	8,350
3.500%, 11/1/48		11,062	10,073
3.500%, 5/1/52		1,929,460	1,732,695
3.500%, 7/1/52		96,426	86,593
4.500%, 7/1/52		9,979,549	9,519,291
3.500%, 12/1/52		951,102	851,954
4.000%, 7/1/53		985,445	913,410
4.500%, 7/1/53		978,797	932,661
5.000%, 7/1/53		674,501	662,715
FNMA/FHLMC UMBS, 30 Year, Single Family
5.000%, 4/25/54 TBA		500,000	488,359
5.500%, 4/25/54 TBA		1,500,000	1,493,672
6.000%, 4/25/54 TBA		4,300,000	4,342,664
2.500%, 5/25/54 TBA		600,000	497,226
3.000%, 5/25/54 TBA		43,200,000	37,260,000
3.500%, 5/25/54 TBA		7,700,000	6,902,930
4.000%, 5/25/54 TBA		5,400,000	5,007,867
5.000%, 5/25/54 TBA		8,500,000	8,304,434
5.500%, 5/25/54 TBA		11,200,000	11,152,313
GNMA
3.000%, 7/15/45		5,239	4,705
3.000%, 8/15/45		41,950	37,679
4.500%, 1/20/49		205,246	199,420
5.000%, 1/20/49		2,816	2,799
5.000%, 2/20/49		35,591	35,378
5.000%, 7/20/49		1,057,481	1,052,459

Total Mortgage-Backed Securities			123,777,042

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,207,699
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	747,790
University of Michigan
3.504%, 4/1/52		900,000	713,913

Total Municipal Bonds			2,669,402

Supranational (0.2%)
European Investment Bank
3.750%, 2/14/33		500,000	478,454

Total Supranational			478,454

U.S. Treasury Obligations (21.1%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	9,012,500
1.875%, 2/15/41		3,100,000	2,163,219
2.250%, 5/15/41		800,000	591,750
2.375%, 2/15/42		300,000	223,406
3.125%, 2/15/42		500,000	418,907
3.250%, 5/15/42		5,300,000	4,510,797
3.875%, 2/15/43		2,300,000	2,128,578
3.875%, 5/15/43		1,200,000	1,109,480
4.375%, 8/15/43		1,200,000	1,187,625
3.375%, 5/15/44		1,400,000	1,195,906
3.125%, 8/15/44		2,100,000	1,721,672
2.875%, 8/15/45		600,000	467,531
3.000%, 8/15/48		12,600,000	9,847,688
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		818,095	817,136
0.625%, 2/15/43 TIPS		1,609,752	1,239,132
1.375%, 2/15/44 TIPS		132,334	116,319
0.750%, 2/15/45 TIPS		654,865	503,786
0.875%, 2/15/47 TIPS		255,532	197,458
1.000%, 2/15/49 TIPS		122,565	96,300
0.250%, 2/15/50 TIPS		119,962	75,951
0.125%, 2/15/51 TIPS		947,696	568,469
0.125%, 2/15/52 TIPS		443,168	261,573
1.500%, 2/15/53 TIPS		311,265	272,649
U.S. Treasury Inflation Linked Notes
0.125%, 7/15/24 TIPS		1,169,001	1,169,366
0.125%, 10/15/24 TIPS		4,207,350	4,180,068
0.250%, 1/15/25 TIPS		5,468,988	5,374,135
0.125%, 4/15/25 TIPS		477,608	465,668
1.250%, 4/15/28 TIPS(t)		822,584	800,027
0.125%, 7/15/31 TIPS		1,726,080	1,529,604
0.125%, 1/15/32 TIPS		445,040	389,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
0.625%, 7/15/32 TIPS		$2,016,850	$1,832,025

Total U.S. Treasury Obligations			54,468,239

Total Long-Term Debt Securities (125.0%) (Cost $341,534,241)			321,937,161

SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
AT&T, Inc.
6.28%, 4/18/24(n)(p)§		1,050,000	1,046,714
6.24%, 4/19/24(n)(p)§		250,000	249,179

Total Commercial Paper			1,295,893

Foreign Government Treasury Bill (0.1%)
Federative Republic of Brazil
0.00%, 7/1/24(p)	BRL	1,700,000	330,800

	Number of Shares		Value (Note 1)
Investment Company (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)		1,480,283	1,480,283

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (1.9%)
U.S. Treasury Bills
5.63%, 4/30/24(p)(v)		$663,000	659,905
5.52%, 5/14/24(p)(t)		1,500,000	1,489,941
5.41%, 6/13/24(p)		2,600,000	2,571,382

Total U.S. Treasury Obligations			4,721,228

Total Short-Term Investments (3.1%) (Cost $7,840,494)			7,828,204

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, May 2024 @4.98% v.1 Day SOFR 05/29/2024 at USD 4.98, European Style Notional Amount: USD 3,200,000 Counterparty: Goldman Sachs Bank USA*		3,200,000	2,244
11 Years, February 2025 @4.50% v.1 Day SOFR 02/13/2025 at USD 4.50, European Style Notional Amount: USD 2,400,000 Counterparty: Bank of America*		2,400,000	23,168
31 Years, February 2025 @3.92% v.1 Day SOFR 02/27/2025 at USD 3.92, European Style Notional Amount: USD 400,000 Counterparty: Goldman Sachs Bank USA*		400,000	12,734
Foreign Exchange GBP/USD 09/26/2024 at GBP 1.20, American Style Notional Amount: GBP 700,000 Counterparty: Goldman Sachs Bank USA*		700,000	3,803

Total Options Purchased (0.0%)† (Cost $80,912)			41,949

Total Investments in Securities (128.1%) (Cost $349,455,647)			329,807,314
Other Assets Less Liabilities (-28.1%)			(72,283,935)

Net Assets (100%)			$257,523,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $71,775,533 or 27.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $3,483,070 or 1.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $1,418,823.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $40,809.

(x)	All or a portion of security is on loan at March 31, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $1,448,052. This was collateralized by cash of $1,480,283 which was subsequently invested in investment companies.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBR — Bank Bill Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

CORRA — Canadian Overnight Repo Rate Average

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

TRY — Turkish Lira

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Brazil	0.1
Canada	0.8
Cayman Islands	5.0
Chile	0.3
China	0.7
Denmark	0.7
France	0.4
Germany	0.2
Ireland	1.5
Italy	1.0
Japan	2.5
Jersey	0.3
Mexico	0.5
Netherlands	1.2
Philippines	0.2
Romania	0.3
South Africa	0.6
Spain	0.3
Supranational	0.2
Switzerland	0.6
United Kingdom	3.3
United States	107.2
Cash and Other	(28.1)

100.0%

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Canada 10 Year Bond	29	6/2024	CAD	2,576,398	13,782
U.S. Treasury 2 Year Note	3	6/2024	USD	613,453	(402)
U.S. Treasury 5 Year Note	101	6/2024	USD	10,808,578	4,063
U.S. Treasury 10 Year Note	33	6/2024	USD	3,656,297	21,613

					39,056

Short Contracts
Euro-Bund	(15)	6/2024	EUR	(2,158,455)	(31,488)
Japan 10 Year Bond	(4)	6/2024	JPY	(3,854,670)	(7,010)
Long Gilt	(14)	6/2024	GBP	(1,765,950)	(5,005)
U.S. Treasury 10 Year Ultra Note	(80)	6/2024	USD	(9,168,750)	(41,989)

					(85,492)

					(46,436)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	348,169	USD	226,243	Barclays Bank plc	4/2/2024	641
AUD	3,779,831	USD	2,454,947	HSBC Bank plc	4/2/2024	8,180
USD	329,826	AUD	503,551	Bank of America	4/2/2024	1,687
USD	639,677	AUD	969,000	Citibank NA	4/2/2024	8,228
USD	676,851	BRL	3,394,408	Citibank NA**	4/2/2024	54
USD	532,342	BRL	2,661,445	JPMorgan Chase Bank**	4/2/2024	1,688
USD	84,680	DKK	582,563	Bank of America	4/2/2024	420
USD	10,128	DKK	69,513	JPMorgan Chase Bank	4/2/2024	74
USD	7,129,191	EUR	6,582,699	Bank of America	4/2/2024	27,445
USD	2,738,492	GBP	2,161,017	Bank of America	4/2/2024	10,964
USD	228,151	GBP	178,000	Citibank NA	4/2/2024	3,488
USD	4,019,805	GBP	3,171,253	Goldman Sachs Bank USA	4/2/2024	17,208
USD	1,465,470	ZAR	27,749,264	Barclays Bank plc	4/19/2024	2,322
AUD	430,449	USD	280,550	HSBC Bank plc	5/2/2024	194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	41,756	DKK	286,334	Bank of America	5/2/2024	279
USD	53,655	DKK	370,000	HSBC Bank plc	5/2/2024	58
USD	6,385,905	EUR	5,893,699	Morgan Stanley	5/2/2024	19,844
USD	7,055,761	GBP	5,585,270	HSBC Bank plc	5/2/2024	5,156
BRL	3,405,373	USD	676,851	Citibank NA**	5/3/2024	21
TRY	7,850,317	USD	231,222	Barclays Bank plc	5/7/2024	1,324
TRY	676,149	USD	19,621	Goldman Sachs Bank USA	5/10/2024	338
TRY	2,202,997	USD	63,696	Goldman Sachs Bank USA	5/13/2024	1,106
MXN	6,306,058	USD	371,224	Citibank NA	5/14/2024	5,563
TRY	2,921,700	USD	84,450	Goldman Sachs Bank USA	5/14/2024	1,392
TRY	2,685,601	USD	78,692	JPMorgan Chase Bank	5/16/2024	28
TRY	2,220,578	USD	64,532	Barclays Bank plc	5/23/2024	21
TRY	1,539,357	USD	44,282	JPMorgan Chase Bank	5/31/2024	43
MXN	3,829,000	USD	225,413	Barclays Bank plc	6/20/2024	2,021
TRY	6,300,857	USD	174,216	Barclays Bank plc	6/20/2024	3,293
USD	596,000	TWD	18,478,444	Morgan Stanley**	6/20/2024	13,288
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	5,097
USD	100,648	BRL	500,000	JPMorgan Chase Bank**	7/2/2024	1,825
TRY	249,882	USD	5,157	JPMorgan Chase Bank	3/12/2025	167

Total unrealized appreciation						143,457

BRL	709,855	USD	144,329	Citibank NA**	4/2/2024	(2,794)
BRL	5,338,918	USD	1,079,148	JPMorgan Chase Bank**	4/2/2024	(14,643)
DKK	286,764	USD	41,756	Bank of America	4/2/2024	(279)
EUR	689,000	USD	754,422	Barclays Bank plc	4/2/2024	(11,094)
EUR	5,893,699	USD	6,378,161	Morgan Stanley	4/2/2024	(19,744)
GBP	5,585,270	USD	7,054,577	HSBC Bank plc	4/2/2024	(5,128)
USD	1,446,872	AUD	2,225,000	HSBC Bank plc	4/2/2024	(3,049)
USD	562,892	CAD	764,265	Morgan Stanley	4/2/2024	(1,329)
USD	94,555	GBP	75,000	Citibank NA	4/2/2024	(106)
TRY	898,012	USD	27,816	Barclays Bank plc	4/4/2024	(102)
TRY	2,997,422	USD	93,952	Barclays Bank plc	4/9/2024	(1,966)
TRY	1,946,972	USD	59,644	Goldman Sachs Bank USA	4/15/2024	(349)
TRY	1,996,196	USD	60,907	Goldman Sachs Bank USA	4/19/2024	(422)
USD	21,485	CNY	156,000	Citibank NA**	4/19/2024	(140)
TRY	5,701,957	USD	176,229	Barclays Bank plc	4/24/2024	(4,567)
TRY	3,916,109	USD	120,896	Barclays Bank plc	4/26/2024	(3,303)
TRY	3,178,506	USD	95,162	Barclays Bank plc	4/29/2024	(88)
AUD	503,551	USD	330,103	Bank of America	5/2/2024	(1,681)
USD	561,423	CAD	761,270	HSBC Bank plc	5/2/2024	(833)
TRY	2,217,391	USD	65,838	JPMorgan Chase Bank	5/6/2024	(77)
TRY	3,951,137	USD	117,000	JPMorgan Chase Bank	5/8/2024	(94)
TRY	2,656,348	USD	78,266	Barclays Bank plc	5/16/2024	(403)
TRY	2,719,009	USD	80,025	Barclays Bank plc	5/17/2024	(419)
TRY	1,935,473	USD	56,669	JPMorgan Chase Bank	5/20/2024	(204)
TRY	1,589,868	USD	45,970	JPMorgan Chase Bank	5/28/2024	(26)
IDR	6,349,729,483	USD	402,052	JPMorgan Chase Bank**	6/20/2024	(2,425)
IDR	3,778,037,711	USD	243,305	Morgan Stanley**	6/20/2024	(5,530)
USD	382	MXN	6,487	JPMorgan Chase Bank	6/20/2024	(3)
TRY	3,827,776	USD	107,576	Goldman Sachs Bank USA	6/25/2024	(332)
BRL	2,684,363	USD	532,342	JPMorgan Chase Bank**	7/2/2024	(1,787)

Total unrealized depreciation						(82,917)

Net unrealized appreciation						60,540

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Written Call Options Contracts as of March 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, April 2024 @2.48% v.6 Month EURIBOR	JPMorgan Chase Bank	100,000	EUR	(100,000)	EUR	2.48	4/25/2024	(366)
10 Years, April 2024 @2.56% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR	2.56	4/18/2024	(547)
10 Years, April 2024 @3.50% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.50	4/8/2024	(13)
10 Years, April 2024 @3.68% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.68	4/15/2024	(407)
10 Years, April 2024 @3.68% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD	3.68	4/25/2024	(701)
10 Years, April 2024 @3.69% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.69	4/18/2024	(540)
10 Years, April 2024 @3.75% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.75	4/18/2024	(870)
2 Years, May 2024 @3.20% v.1 Day SOFR	Goldman Sachs Bank USA	1,600,000	USD	(1,600,000)	USD	3.20	5/29/2024	(130)
5 Years, April 2024 @2.48% v.6 Month EURIBOR	Citibank NA	200,000	EUR	(200,000)	EUR	2.48	4/29/2024	(287)
5 Years, April 2024 @2.50% v.6 Month EURIBOR	Citibank NA	200,000	EUR	(200,000)	EUR	2.50	4/8/2024	(39)
5 Years, April 2024 @2.56% v.6 Month EURIBOR	JPMorgan Chase Bank	400,000	EUR	(400,000)	EUR	2.56	4/22/2024	(752)
5 Years, April 2024 @3.75% v.1 Day SOFR	Morgan Stanley	500,000	USD	(500,000)	USD	3.75	4/2/2024	(5)

								(4,657)

Written Put Options Contracts as of March 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, April 2024 @2.77% v.6 Month EURIBOR	JPMorgan Chase Bank	100,000	EUR	(100,000)	EUR	2.77	4/25/2024	(153)
10 Years, April 2024 @2.85% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR	2.85	4/18/2024	(49)
10 Years, April 2024 @3.90% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.90	4/8/2024	(389)
10 Years, April 2024 @4.08% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.08	4/15/2024	(159)
10 Years, April 2024 @4.08% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD	4.08	4/25/2024	(323)
10 Years, April 2024 @4.09% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.09	4/18/2024	(208)
10 Years, April 2024 @4.15% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.15	4/18/2024	(128)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(62,926)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(62,926)
5 Years, April 2024 @2.78% v.6 Month EURIBOR	Citibank NA	200,000	EUR	(200,000)	EUR	2.78	4/29/2024	(288)
5 Years, April 2024 @2.85% v.6 Month EURIBOR	Citibank NA	200,000	EUR	(200,000)	EUR	2.85	4/8/2024	(18)
5 Years, April 2024 @2.86% v.6 Month EURIBOR	JPMorgan Chase Bank	400,000	EUR	(400,000)	EUR	2.86	4/22/2024	(230)
5 Years, April 2024 @4.25% v.1 Day SOFR	Morgan Stanley	500,000	USD	(500,000)	USD	4.25	4/2/2024	(1)
6 Years, February 2025 @4.24% v.1 Day SOFR	Goldman Sachs Bank USA	1,500,000	USD	(1,500,000)	USD	4.24	2/27/2025	(12,762)
Foreign Exchange GBP/USD	Goldman Sachs Bank USA	1,400,000	GBP	(1,400,000)	GBP	1.10	9/26/2024	(703)

								(141,263)

Total Written Options Contracts (Premiums Received ($92,119))								(145,920)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

OTC Credit default swap contracts outstanding - sell protection as of March 31, 2024 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	1.60	USD	1,600,000	(41,249)	17,138	(24,111)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	1.60	USD	1,700,000	(42,010)	16,392	(25,618)

								(83,259)	33,530	(49,729)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2024 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
British Telecommunications plc	1.00	Quarterly	12/20/2028	0.60	EUR	800,000	10,924	4,637	15,561
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2024	0.22	USD	200,000	3,046	(597)	2,449
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.54	USD	200,000	2,566	1,027	3,593
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.59	USD	100,000	1,238	540	1,778

Total Centrally Cleared Credit default swap contracts outstanding							17,774	5,607	23,381

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2024 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	100,000	1,210	1,040	2,250
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	2,900,000	34,195	31,058	65,253
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/18/2034	EUR	3,000,000	64,763	2,740	67,503
6 month BBR Semi-Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	7,508	6,151	13,659
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	12,860	8,882	21,742
6 month EURIBOR Semi-Annual	2.67 annually	Receive	4/3/2034	EUR	100,000	—	—	—
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY	18,000,000	11,514	(929)	10,585
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	37,000,000	56,372	378	56,750
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	503,897	110,171	614,068
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	129,756	290	130,046
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY	19,000,000	22,661	1,316	23,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day REPO_CORRA Semi-Annual	4.75 semi-annually	Pay	7/14/2025	CAD	3,800,000	15,504	(8,074)	7,430
1 day TONAR Semi- Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	71,956	(5,364)	66,592
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,031	(2,736)	4,295
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	24,069	24,069
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	1,100,000	(2)	7,872	7,870
1 day SOFR Annual	4.60 annually	Receive	7/17/2025	USD	1,700,000	2,566	13,497	16,063
1 day REPO_CORRA Semi-Annual	4.82 semi-annually	Pay	7/13/2025	CAD	1,500,000	7,360	(3,309)	4,051
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	6,200,000	98,538	67,815	166,353
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	210,100,000	172,715	(4,786)	167,929
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,441	(3,146)	4,295
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	204	204
1 day SOFR Annual	3.68 annually	Receive	1/3/2034	USD	100,000	—	1,590	1,590
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	120,000,000	112,744	4,786	117,530
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	216,369	30,361	246,730
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	38,401	2,526	40,927
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,699,959	100,700	1,800,659
1 day SOFR Annual	3.67 annually	Receive	1/8/2034	USD	200,000	—	3,365	3,365
1 day SOFR Annual	3.65 annually	Receive	1/8/2034	USD	200,000	—	3,738	3,738
1 day SOFR Annual	3.59 annually	Receive	1/9/2034	USD	200,000	—	4,615	4,615
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	5,090	5,090
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	900,000	—	7,191	7,191
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	900,000	1,161	5,279	6,440
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	100,000	—	814	814
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	15,893	15,893
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	3,112	3,112
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	11,287	(5,560)	5,727
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	5,895	5,895
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	2,189	2,189
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	400,000	370	2,492	2,862
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	4,971	4,971
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,922	(1,491)	1,431
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,674	(2,811)	2,863
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,120	(4,257)	2,863
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	13,871	(8,144)	5,727
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,522	(2,659)	2,863
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	40,817	(19,343)	21,474
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	4,264	4,264
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	204	204
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	13,266	13,266
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,342	(3,479)	2,863
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,999	(2,136)	2,863

						3,395,403	419,600	3,815,003

6 month EURIBOR Semi- Annual	2.50 annually	Receive	9/18/2054	EUR	1,732,200	(93,382)	5,425	(87,957)
6 month EURIBOR Semi- Annual	2.50 annually	Receive	9/18/2054	EUR	767,800	(36,644)	(2,343)	(38,987)
6 month EURIBOR Semi- Annual	2.89 annually	Receive	12/22/2033	EUR	200,000	—	(5,130)	(5,130)
6 month EURIBOR Semi- Annual	2.55 annually	Pay	3/9/2033	EUR	500,000	3,292	(4,970)	(1,678)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

6 month EURIBOR Semi- Annual	3.26 annually	Receive	11/22/2028	EUR	100,000	(3,541)	1,269	(2,272)
6 month EURIBOR Semi- Annual	2.65 annually	Receive	1/8/2034	EUR	200,000	—	(746)	(746)
6 month EURIBOR Semi- Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(114,973)	(31,116)	(146,089)
6 month EURIBOR Semi- Annual	3.13 annually	Receive	12/4/2033	EUR	100,000	(5,966)	1,270	(4,696)
6 month EURIBOR Semi- Annual	2.92 annually	Receive	12/13/2028	EUR	300,000	(6,095)	3,835	(2,260)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(8,983)	8,015	(968)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Receive	12/20/2033	CAD	700,000	(26,711)	16,567	(10,144)
1 day SOFR At Termination	3.65 at termination	Pay	11/22/2024	USD	2,500,000	(22,981)	(14,168)	(37,149)
1 day REPO_CORRA At Termination	3.50 at termination	Pay	12/18/2025	CAD	1,500,000	—	(4,664)	(4,664)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	10,100,000	(54,112)	(13,344)	(67,456)
1 day SOFR Annual	3.95 annually	Receive	12/19/2033	USD	200,000	(6,695)	5,600	(1,095)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,900,000	(42,672)	38,584	(4,088)
1 day SOFR Annual	4.25 annually	Receive	11/22/2033	USD	200,000	(11,293)	5,447	(5,846)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(8,022)	7,376	(646)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(5,165)	4,627	(538)
1 day REPO_CORRA At Termination	3.50 at termination	Pay	12/18/2025	CAD	500,000	(461)	(1,094)	(1,555)
1 day REPO_CORRA At Termination	3.50 at termination	Pay	12/18/2025	CAD	1,200,000	(1,814)	(1,917)	(3,731)

						(446,218)	18,523	(427,695)

Total Centrally Cleared Interest rate swap contracts outstanding						2,949,185	438,123	3,387,308

(1)	Value of floating rate index at March 31, 2024 was as follows:

Floating Rate Index	Value
1 day REPO_CORRA CAD	1.08%
1 day SOFR USD	5.34%
1 day TONAR JPY	0.07%
6 month BBR AUD	4.50%
6 month EURIBOR EUR	3.85%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$34,242,691	$—	$34,242,691
Centrally Cleared Credit Default Swaps	—	6,204	—	6,204
Centrally Cleared Interest Rate Swaps	—	595,839	—	595,839
Collateralized Mortgage Obligations	—	10,292,470	—	10,292,470
Commercial Mortgage-Backed Securities	—	19,272,330	—	19,272,330
Corporate Bonds
Communication Services	—	1,170,982	—	1,170,982
Consumer Discretionary	—	4,249,649	—	4,249,649
Consumer Staples	—	317,954	—	317,954
Energy	—	1,402,462	—	1,402,462
Financials	—	32,312,387	—	32,312,387
Health Care	—	500,915	—	500,915
Industrials	—	1,203,410	—	1,203,410
Information Technology	—	2,564,145	—	2,564,145
Materials	—	598,746	—	598,746
Real Estate	—	11,722,780	—	11,722,780
Utilities	—	14,216,696	—	14,216,696
Foreign Government Securities	—	6,476,407	—	6,476,407
Forward Currency Contracts	—	143,457	—	143,457
Futures	39,458	—	—	39,458
Mortgage-Backed Securities	—	123,777,042	—	123,777,042
Municipal Bonds	—	2,669,402	—	2,669,402
Options Purchased
Put Options Purchased	—	41,949	—	41,949
OTC Credit Default Swaps	—	33,530	—	33,530
Short-Term Investments
Commercial Paper	—	1,295,893	—	1,295,893
Foreign Government Treasury Bill	—	330,800	—	330,800
Investment Company	1,480,283	—	—	1,480,283
U.S. Treasury Obligations	—	4,721,228	—	4,721,228
Supranational	—	478,454	—	478,454
U.S. Treasury Obligations	—	54,468,239	—	54,468,239

Total Assets	$1,519,741	$329,106,061	$—	$330,625,802

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(597)	$—	$(597)
Centrally Cleared Interest Rate Swaps	—	(157,716)	—	(157,716)
Forward Currency Contracts	$—	$(82,917)	$—	$(82,917)
Futures	$(85,894)	$—	$—	$(85,894)
Options Written
Call Options Written	$—	$(4,657)	$—	$(4,657)
Put Options Written	—	(141,263)	—	(141,263)

Total Liabilities	$(85,894)	$(387,150)	$—	$(473,044)

Total	$1,433,847	$328,718,911	$—	$330,152,758

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,154,818
Aggregate gross unrealized depreciation	(27,457,901)

Net unrealized depreciation	$(25,303,083)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$358,339,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (34.4%)
Allegro CLO XI Ltd.,
Series 2019-2A A1AR
0.000%, 1/19/33(l)§	$3,200,000	$3,200,000
Ally Auto Receivables Trust,
Series 2023-1 A2
5.760%, 11/15/26	3,421,456	3,424,661
ARI Fleet Lease Trust,
Series 2023-B A1
5.924%, 10/15/24§	1,681,612	1,683,375
Series 2024-A A1
5.568%, 3/14/25§	4,000,000	4,003,465
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-2A A
3.350%, 9/22/25§	4,188,000	4,162,843
Series 2019-3A A
2.360%, 3/20/26§	3,000,000	2,928,720
BA Credit Card Trust,
Series 2021-A1 A1
0.440%, 9/15/26	3,000,000	2,995,245
Series 2022-A2 A2
5.000%, 4/15/28	2,800,000	2,795,167
Bank of America Auto Trust,
Series 2023-1A A2
5.830%, 5/15/26§	3,943,730	3,946,873
Series 2023-2A A2
5.850%, 8/17/26§	7,000,000	7,016,013
BMW Vehicle Lease Trust,
Series 2023-1 A2
5.270%, 2/25/25	895,271	895,097
Series 2023-2 A2
5.950%, 8/25/25	5,454,593	5,461,835
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5
6.020%, 7/15/27(l)	4,300,000	4,308,380
Series 2021-A3 A3
1.040%, 11/15/26	3,300,000	3,209,066
Capital One Prime Auto Receivables Trust,
Series 2022-2 A2B
5.969%, 9/15/25(l)	912,290	912,126
Series 2023-2 A2B
5.909%, 10/15/26(l)	4,200,000	4,201,355
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A A1RR
0.000%, 7/20/32(l)§	2,800,000	2,800,000
CarMax Auto Owner Trust,
Series 2022-2 A3
3.490%, 2/16/27	3,324,001	3,271,845
Series 2022-4 A2B
6.219%, 12/15/25(l)	2,084,118	2,085,450
Series 2023-2 A2B
6.169%, 6/15/26(l)	2,728,106	2,731,698
Series 2023-4 A2B
6.119%, 12/15/26(l)	5,000,000	5,010,877
Series 2024-1 A2A
5.300%, 3/15/27	1,000,000	998,518
Carvana Auto Receivables Trust,
Series 2023-P4 A2
6.230%, 1/11/27§	3,327,985	3,336,513
Chase Auto Owner Trust,
Series 2023-AA A2
5.900%, 3/25/27§	5,603,164	5,615,873
Series 2024-1A A2
5.480%, 4/26/27§	2,000,000	2,002,788
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
6.063%, 4/22/26(l)	4,000,000	4,001,569
Series 2017-A6 A6
6.210%, 5/14/29(l)	4,000,000	4,034,970
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
5.524%, 1/25/37(l)	30,011	20,628
Citizens Auto Receivables Trust,
Series 2023-2 A2A
6.090%, 10/15/26§	2,211,915	2,219,844
Series 2024-1 A1
5.616%, 1/15/25§	4,067,798	4,071,108
CNH Equipment Trust,
Series 2023-B A2
5.900%, 2/16/27	4,000,000	4,009,155
Daimler Trucks Retail Trust,
Series 2023-1 A2
6.030%, 9/15/25	2,046,860	2,048,286
Dell Equipment Finance Trust,
Series 2023-2 A2
5.840%, 1/22/29§	3,929,343	3,932,633
Series 2023-3 A2
6.100%, 4/23/29§	4,000,000	4,011,426
DLLST LLC,
Series 2024-1A A1
5.562%, 1/21/25§	2,646,928	2,648,032
Dryden 38 Senior Loan Fund,
Series 2015-38A ARR
6.475%, 7/15/30(l)§	3,000,000	2,999,871
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
6.165%, 4/25/39(l)§	141,533	141,495
Enterprise Fleet Financing LLC,
Series 2022-1 A2
3.030%, 1/20/28§	1,645,492	1,622,744
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	5,048,837	4,717,495
Ford Credit Auto Lease Trust,
Series 2023-B A2B
5.909%, 2/15/26(l)	4,700,000	4,701,145
Series 2024-A A1
5.506%, 2/15/25	6,043,366	6,048,805
GM Financial Automobile Leasing Trust,
Series 2023-1 A2A
5.270%, 6/20/25	2,094,888	2,094,001
Series 2024-1 A2B
5.769%, 6/22/26(l)	4,000,000	4,003,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2 A2A
5.100%, 5/18/26	$2,495,817	$2,491,594
Series 2023-4 A2B
5.849%, 11/16/26(l)	2,200,000	2,202,046
Series 2024-1 A1
5.529%, 1/16/25	4,058,868	4,062,013
Golub Capital Partners Static Ltd.,
Series 2024-1A A1
0.000%, 4/20/33(l)§	3,200,000	3,200,000
GSAA Home Equity Trust,
Series 2007-6 A4
6.044%, 5/25/47(l)	73,775	47,747
Harley-Davidson Motorcycle Trust,
Series 2023-A A2A
5.320%, 6/15/26	2,810,672	2,807,203
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,000,000	1,928,532
Series 2023-1A A
5.490%, 6/25/27§	2,900,000	2,893,582
Huntington Auto Trust,
Series 2024-1A A1
5.625%, 2/18/25§	2,500,095	2,500,882
Hyundai Auto Lease Securitization Trust,
Series 2023-A A2B
5.959%, 4/15/25(l)§	1,355,899	1,356,057
Series 2023-C A2B
5.919%, 3/16/26(l)§	2,362,998	2,365,266
Hyundai Auto Receivables Trust,
Series 2023-A A2A
5.190%, 12/15/25	1,753,668	1,752,041
Series 2023-C A2B
5.949%, 1/15/27(l)	6,000,000	6,004,484
Kubota Credit Owner Trust,
Series 2023-1A A2
5.400%, 2/17/26§	2,973,825	2,972,786
LAD Auto Receivables Trust,
Series 2023-2A A2
5.930%, 6/15/27§	1,318,810	1,319,288
Series 2023-3A A2
6.090%, 6/15/26§	651,790	652,265
LCCM Trust,
Series 2021-FL2 A
6.640%, 12/13/38(l)§	11,536,775	11,433,721
LL ABS Trust,
Series 2021-1A A
1.070%, 5/15/29§	11,184	11,158
Madison Park Funding XXIX Ltd.,
Series 2018-29A AR
0.000%, 10/18/30(l)§	2,000,000	2,000,358
Massachusetts Educational Financing Authority,
Series 2008-1 A1
6.572%, 4/25/38(l)	45,918	44,994
Master Credit Card Trust II,
Series 2024-1A A
6.069%, 1/21/28(l)§	5,000,000	4,999,977
MMAF Equipment Finance LLC,
Series 2024-A A1
5.581%, 2/11/25§	2,529,821	2,531,513
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	959,192	866,927
Series 2020-GA A
1.170%, 9/16/69§	778,996	701,778
Series 2020-IA A1B
6.440%, 4/15/69(l)§	2,703,252	2,689,887
Series 2021-FA A
1.110%, 2/18/70§	7,819,896	6,685,921
Navient Student Loan Trust,
Series 2017-5A A
6.235%, 7/26/66(l)§	1,995,633	1,994,387
Series 2023-BA A1B
7.019%, 3/15/72(l)§	1,405,260	1,418,439
Nelnet Student Loan Trust,
Series 2005-3 A5
5.735%, 12/24/35(l)	1,140,836	1,125,102
Series 2013-5A A
6.065%, 1/25/37(l)§	663,275	654,141
Series 2016-1A A
6.235%, 9/25/65(l)§	2,931,375	2,921,602
Series 2019-2A A
6.335%, 6/27/67(l)§	614,135	606,937
Nissan Auto Lease Trust,
Series 2023-A A2A
5.100%, 3/17/25	1,711,226	1,711,105
Nissan Auto Receivables Owner Trust,
Series 2023-A A2B
5.969%, 2/17/26(l)	4,666,020	4,667,797
Series 2023-B A2B
5.879%, 5/15/26(l)	2,000,000	2,001,430
Northstar Education Finance, Inc.,
Series 2012-1 A
6.135%, 12/26/31(l)§	51,138	50,678
PHEAA Student Loan Trust,
Series 2016-2A A
6.385%, 11/25/65(l)§	1,100,405	1,100,408
PRET LLC,
Series 2021-NPL3 A1
1.868%, 7/25/51(e)§	4,958,030	4,792,841
Series 2021-NPL6 A1
2.487%, 7/25/51(e)§	1,460,937	1,411,907
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1
1.992%, 2/25/61(e)§	962,560	936,518
SBNA Auto Lease Trust,
Series 2023-A A2
6.270%, 4/20/26§	4,000,000	4,016,512
SLM Student Loan Trust,
Series 2004-10 A7B
6.222%, 10/25/29(l)§	328,019	328,013
Series 2010-1 A
5.835%, 3/25/25(l)	1,296,689	1,264,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2012-3 A
6.085%, 12/27/38(l)	$3,598,176	$3,582,658
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	552,664	541,151
Series 2020-PTA A2A
1.600%, 9/15/54§	944,684	861,942
Tesla Auto Lease Trust,
Series 2023-A A2
5.860%, 8/20/25§	3,386,462	3,390,759
Series 2023-B A2
6.020%, 9/22/25§	2,388,038	2,393,683
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,343,798
Toyota Auto Receivables Owner Trust,
Series 2022-C A2B
5.889%, 8/15/25(l)	542,734	542,962
Series 2023-A A2
5.050%, 1/15/26	2,008,680	2,005,947
Toyota Lease Owner Trust,
Series 2023-B A2B
5.870%, 4/20/26(l)§	3,240,983	3,247,354
United States Small Business Administration,
Series 2005-20B 1
4.625%, 2/1/25	1,377	1,367
Series 2008-20G 1
5.870%, 7/1/28	237,909	238,563
Series 2008-20H 1
6.020%, 8/1/28	222,781	221,456
Volkswagen Auto Lease Trust,
Series 2023-A A2B
5.890%, 1/20/26(l)	2,403,902	2,405,798
Series 2024-A A1
5.516%, 3/20/25	5,000,000	5,001,024
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2 A2A
5.720%, 3/22/27	800,000	802,416
Voya CLO Ltd.,
Series 2019-2A AR
0.000%, 7/20/32(l)§	4,000,000	4,000,712
World Omni Auto Receivables Trust,
Series 2023-A A2A
5.180%, 7/15/26	2,036,736	2,033,669

Total Asset-Backed Securities		278,464,343

Collateralized Mortgage Obligations (11.4%)
Alternative Loan Trust,
Series 2005-61 2A1
6.004%, 12/25/35(l)	5,024	4,382
Series 2005-62 2A1
6.089%, 12/25/35(l)	21,002	17,079
Series 2006-OA22 A1
5.764%, 2/25/47(l)	95,954	88,600
Series 2007-OA7 A1A
5.804%, 5/25/47(l)	22,354	20,332
American Home Mortgage Assets Trust,
Series 2006-1 2A1
5.634%, 5/25/46(l)	1,183,205	981,716
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	566,254	489,403
BCAP LLC Trust,
Series 2006-AA2 A1
5.784%, 1/25/37(l)	125,966	111,814
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.870%, 9/25/35(l)	293,161	172,179
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.250%, 2/25/33(l)	572	419
Series 2003-3 3A2
5.875%, 5/25/33(l)	7,459	6,994
Series 2003-8 2A1
5.711%, 1/25/34(l)	523	492
Series 2003-8 4A1
5.894%, 1/25/34(l)	2,179	2,127
Series 2004-10 15A1
6.241%, 1/25/35(l)	7,951	7,738
Series 2004-10 21A1
5.043%, 1/25/35(l)	182,353	163,212
Series 2007-3 1A1
4.232%, 5/25/47(l)	557,511	490,663
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11
5.500%, 11/25/35	54,531	26,706
Series 2005-3 1A2
6.024%, 4/25/35(l)	37,242	33,731
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
6.980%, 5/25/35(l)	656	639
Series 2005-11 A2A
7.780%, 10/25/35(l)	27,937	26,947
Series 2005-12 2A1
6.244%, 8/25/35(l)§	60,618	56,778
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
7.560%, 9/25/35(l)	1,869	1,847
Series 2005-6 A2
6.236%, 9/25/35(l)	4,802	4,666
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
6.065%, 3/25/32(l)§	202	187
CSMC Trust,
Series 2019-RP10 A1
3.140%, 12/26/59(l)§	626,880	630,869
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
5.544%, 10/25/36(l)	388	308
FHLMC,
Series 2142 Z
6.500%, 4/15/29	774	769
Series 2411 FJ
5.783%, 12/15/29(l)	234	232
Series 3222 FN
5.833%, 9/15/36(l)	6,741	6,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 3241 FM
5.813%, 11/15/36(l)	$3,890	$3,833
Series 3245 NF
5.913%, 11/15/36(l)	132,532	130,610
Series 330 F4
5.798%, 10/15/37 STRIPS(l)	1,594,223	1,564,031
Series 343 F4
5.798%, 10/15/37 STRIPS(l)	448,392	441,861
Series 3807 FM
5.933%, 2/15/41(l)	147,635	145,993
Series 3850 FC
5.853%, 4/15/41(l)	123,906	122,136
Series 3898 TF
5.933%, 7/15/39(l)	10,557	10,396
Series 3927 FH
5.883%, 9/15/41(l)	130,257	128,383
Series 4283 JF
5.833%, 12/15/43(l)	1,201,592	1,182,279
Series 4367 GF
5.798%, 3/15/37(l)	1,151,535	1,129,106
Series 4615 AF
5.798%, 10/15/38(l)	407,289	397,648
Series 4678 AF
5.793%, 12/15/42(l)	1,756,293	1,728,521
Series 4774 BF
5.733%, 2/15/48(l)	1,713,172	1,666,052
Series 4779 WF
5.798%, 7/15/44(l)	1,808,617	1,787,832
Series 4875 F
5.883%, 4/15/49(l)	1,096,169	1,075,723
Series 4906 WF
5.848%, 12/15/38(l)	783,188	773,601
Series 4913 FC
5.668%, 6/15/44(l)	1,369,845	1,372,548
Series 4948 E
2.500%, 10/25/48	411,100	364,837
Series 5115 EM
1.000%, 9/15/44	5,273,720	4,470,936
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	1,958	1,994
Series T-62 1A1
6.289%, 10/25/44(l)	99,567	90,204
Series T-63 1A1
6.289%, 2/25/45(l)	128,753	122,964
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
6.900%, 6/25/34(l)	14,564	13,514
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
5.462%, 8/25/35(l)	20,096	13,922
FNMA,
Series 2003-W8 3F2
5.785%, 5/25/42(l)	6,723	6,688
Series 2005-38 F
5.735%, 5/25/35(l)	10,337	10,219
Series 2006-118 A2
5.496%, 12/25/36(l)	42,932	41,827
Series 2006-5 3A2
5.750%, 5/25/35(l)	17,558	17,829
Series 2007-109 GF
6.115%, 12/25/37(l)	314,029	312,847
Series 2007-84 FN
5.935%, 8/25/37(l)	114,386	113,173
Series 2010-74 AF
5.975%, 7/25/37(l)	95,672	94,996
Series 2014-42 FA
5.810%, 7/25/44(l)	454,763	443,984
Series 2014-86 PA
2.000%, 12/25/44	187,027	161,888
Series 2015-64 KF
5.798%, 9/25/45(l)	1,670,736	1,632,711
Series 2016-11 AF
5.749%, 3/25/46(l)	1,408,778	1,391,683
Series 2016-84 DF
5.868%, 11/25/46(l)	384,668	374,603
Series 2016-97 CF
5.868%, 12/25/56(l)	893,252	868,903
Series 2017-108 AF
5.735%, 1/25/48(l)	808,440	792,031
Series 2019-41 FD
5.935%, 8/25/59(l)	749,052	737,647
Series 2019-53 FA
5.754%, 9/25/49(l)	1,605,807	1,556,214
Series 2019-60 WF
5.793%, 10/25/59(l)	825,892	824,077
Series 2020-22 FA
5.835%, 4/25/50(l)	3,290,126	3,217,924
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	1,249,393	1,036,334
GNMA,
Series 2012-H08 FC
6.014%, 4/20/62(l)	435,664	435,520
Series 2012-H12 FA
5.994%, 4/20/62(l)	462,369	462,073
Series 2012-H12 FB
6.494%, 2/20/62(l)	520,838	524,111
Series 2013-H13 FT
5.250%, 5/20/63(l)	212,335	211,496
Series 2015-H04 FA
6.094%, 12/20/64(l)	830,776	826,520
Series 2015-H32 FA
6.194%, 12/20/65(l)	1,920,569	1,912,869
Series 2016-H14 FA
6.244%, 6/20/66(l)	1,507,880	1,504,233
Series 2016-H17 FK
6.294%, 7/20/66(l)	374,580	373,756
Series 2016-H20 PT
6.600%, 9/20/66(l)	1,797,086	1,838,011
Series 2017-H07 FG
5.904%, 2/20/67(l)	2,535,762	2,531,163
Series 2018-H18 FC
5.794%, 8/20/65(l)	688,701	686,466
Series 2019-54 KF
5.860%, 5/20/44(l)	1,231,130	1,179,661
Series 2019-90 F
5.893%, 7/20/49(l)	1,296,088	1,273,460
Series 2020-17 EU
2.500%, 10/20/49	223,202	193,312
Series 2020-63 PF
5.843%, 4/20/50(l)	4,713,343	4,618,728
Series 2021-122 FA
3.000%, 7/20/51(l)	11,144,734	9,398,368
Series 2021-H09 FG
6.819%, 6/20/71(l)	1,291,524	1,306,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-H26 DF
5.619%, 9/20/73(l)	$7,033,467	$6,979,430
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
5.984%, 11/25/45(l)	5,782	5,029
Series 2006-AR6 A1A
5.595%, 10/25/46(l)	2	—
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	4,269,853	3,887,247
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
5.000%, 2/25/52(l)§	2,036,616	1,882,487
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.063%, 9/25/35(l)	6,725	6,240
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
5.881%, 5/19/35(l)	4,453	3,996
Series 2006-1 2A1A
5.921%, 3/19/36(l)	37,081	33,809
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
4.691%, 12/25/34(l)	19,668	17,973
Series 2006-AR14 1A1A
0.346%, 11/25/46(l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11
5.000%, 2/25/52(l)§	776,280	717,182
Legacy Mortgage Asset Trust,
Series 2021-SL2 A
1.875%, 10/25/68(e)§	648,738	628,025
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
5.371%, 11/21/34(l)	7,307	6,811
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	135,751	130,735
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
6.140%, 11/15/31(l)	3,184	2,994
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
5.944%, 11/25/35(l)	11,058	10,251
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	744,334	690,036
MRFC Mortgage Pass- Through Trust,
Series 2000-TBC3 A1
5.880%, 12/15/30(l)	1,029	966
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	1,034,836	939,194
OBX Trust,
Series 2024-NQM5 A1
5.988%, 3/25/28(e)§	1,400,000	1,400,056
RALI Trust,
Series 2005-QO1 A1
5.735%, 8/25/35(l)	7,376	5,437
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
5.784%, 6/25/35(l)§	6,539	6,129
Sequoia Mortgage Trust,
Series 10 2A1
6.203%, 10/20/27(l)	350	335
Series 2003-4 2A1
6.143%, 7/20/33(l)	213,515	206,281
Series 2005-2 A2
6.172%, 3/20/35(l)	103,334	94,489
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	320,517	299,652
Series 2021-2 A1
0.943%, 5/25/65(l)§	2,674,068	2,415,397
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
7.020%, 2/25/34(l)	6,986	6,617
Series 2004-19 2A1
6.489%, 1/25/35(l)	7,618	6,475
Series 2005-17 3A1
4.728%, 8/25/35(l)	20,077	16,956
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
6.101%, 10/19/34(l)	7,571	7,008
Series 2005-AR5 A1
5.941%, 7/19/35(l)	18,176	16,678
Series 2005-AR5 A2
5.941%, 7/19/35(l)	15,056	14,598
Series 2006-AR4 2A1
5.824%, 6/25/36(l)	3,690	3,558
Series 2006-AR5 1A1
5.864%, 5/25/36(l)	258,718	164,939
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	833,339	801,652
Series 2019-HY2 A1
6.444%, 5/25/58(l)§	458,813	466,429
Series 2019-HY3 A1A
6.444%, 10/25/59(l)§	489,752	493,278
Series 2020-1 A1
2.710%, 1/25/60(l)§	1,748,392	1,629,055
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	523,718	492,912
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§	331,186	328,961
Series 2023-5 A1
6.476%, 6/25/68(e)§	852,839	855,222
Series 2024-1 A1
5.712%, 1/25/69(e)§	1,670,086	1,659,750
WaMu Mortgage Pass- Through Certificates Trust,
Series 2002-AR17 1A
6.289%, 11/25/42(l)	840	768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2002-AR2 A
4.397%, 2/27/34(l)	$531	$495
Series 2003-AR1 A5
5.641%, 3/25/33(l)	72,636	68,205
Series 2004-AR1 A
6.048%, 3/25/34(l)	125,560	122,412
Series 2005-AR13 A1A1
6.024%, 10/25/45(l)	19,104	18,228
Series 2005-AR15 A1A1
5.964%, 11/25/45(l)	7,910	7,208
Series 2006-AR15 2A
6.589%, 11/25/46(l)	8,971	7,714
Series 2006-AR3 A1A
6.089%, 2/25/46(l)	11,667	10,141
Series 2006-AR7 3A
6.137%, 7/25/46(l)	46,708	38,261

Total Collateralized Mortgage Obligations		92,606,143

Commercial Mortgage-Backed Securities (3.9%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
6.505%, 9/15/34(l)§	1,000,000	981,875
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
6.823%, 3/15/34(l)§	1,300,000	1,298,451
BCP Trust,
Series 2021-330N A
6.239%, 6/15/38(l)§	4,500,000	4,276,300
Beast Mortgage Trust,
Series 2021-1818 A
6.490%, 3/15/36(l)§	2,500,000	2,068,939
BWAY Mortgage Trust,
Series 2021-1450 A
6.690%, 9/15/36(l)§	2,500,000	2,233,396
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	2,085,912	2,025,498
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	950,063	926,845
CSMC Trust,
Series 2017-CHOP A
6.194%, 7/15/32(l)§	1,904,684	1,845,755
DBCG Mortgage Trust,
Series 2017-BBG A
8.500%, 6/15/34(l)§	5,000,000	4,999,998
Extended Stay America Trust,
Series 2021-ESH A
6.519%, 7/15/38(l)§	6,399,790	6,397,786
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.823%, 12/15/31(l)§	285,859	236,169
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	3,005,777	2,930,567
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A
6.394%, 7/25/36(l)§	1,107,833	1,098,831
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	186,102	183,763

Total Commercial Mortgage-Backed Securities		31,504,173

Corporate Bonds (37.8%)
Communication Services (0.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(CME Term SOFR 3 Month + 1.44%), 6.762%, 6/12/24(k)	1,800,000	1,803,702

Entertainment (0.7%)
Warnermedia Holdings, Inc.
3.638%, 3/15/25	2,000,000	1,958,948
3.788%, 3/15/25	3,400,000	3,340,356

		5,299,304

Total Communication Services		7,103,006

Consumer Discretionary (2.5%)
Automobiles (2.5%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.38%), 5.748%, 8/12/24(k)§	3,000,000	3,001,354
Hyundai Capital America
3.400%, 6/20/24(x)§	600,000	596,569
1.000%, 9/17/24§	1,000,000	978,458
(SOFR + 1.15%),
6.523%, 8/4/25(k)§	1,200,000	1,206,240
Mercedes-Benz Finance North America LLC
(SOFR + 0.67%), 6.043%, 1/9/26(k)(x)§	5,100,000	5,102,571
Nissan Motor Acceptance Co. LLC
1.125%, 9/16/24§	1,000,000	975,733
2.000%, 3/9/26§	1,100,000	1,018,969
Volkswagen Group of America Finance LLC
(SOFR + 0.93%), 6.275%, 9/12/25(k)§	7,000,000	7,020,662

Total Consumer Discretionary		19,900,556

Consumer Staples (1.7%)
Food Products (0.2%)
Tyson Foods, Inc.
3.950%, 8/15/24	2,000,000	1,983,756

Tobacco (1.5%)
BAT Capital Corp.
2.789%, 9/6/24	12,000,000	11,837,066

Total Consumer Staples		13,820,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Energy Transfer LP
4.500%, 4/15/24	$1,500,000	$1,499,073
3.900%, 5/15/24(e)	1,768,000	1,763,530
4.050%, 3/15/25	3,000,000	2,955,999
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	300,000	299,936
5.625%, 3/1/25	1,500,000	1,498,577

Total Energy		8,017,115

Financials (22.8%)
Banks (7.9%)
Banco Santander SA
3.892%, 5/24/24	3,300,000	3,291,961
(SOFR + 1.24%), 6.577%, 5/24/24(k)	1,900,000	1,902,700
Bank of America Corp.
(CME Term SOFR 3 Month + 1.35%), 3.093%, 10/1/25(k)	2,000,000	1,973,857
(CME Term SOFR 3 Month + 1.13%), 2.456%, 10/22/25(k)	5,000,000	4,909,847
(SOFR + 1.33%), 6.727%, 4/2/26(k)	500,000	503,611
Barclays plc
3.650%, 3/16/25	2,000,000	1,961,998
Citibank NA
(SOFR + 0.81%), 6.136%, 9/29/25(k)(x)	3,090,000	3,103,534
Citigroup, Inc.
(CME Term SOFR 3 Month + 1.16%), 3.352%, 4/24/25(k)	6,300,000	6,283,894
ING Groep NV
(United States SOFR Compounded Index + 1.64%), 6.971%, 3/28/26(k)(x)	2,200,000	2,218,062
JPMorgan Chase & Co.
3.845%, 6/14/25	1,000,000	995,912
(SOFR + 0.92%), 6.277%, 2/24/26(k)	1,500,000	1,506,739
(SOFR + 1.20%), 6.584%, 1/23/28(k)	5,000,000	5,051,867
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	1,000,000	992,846
NatWest Markets plc (SOFR + 1.45%), 6.786%, 3/22/25(k)(m)	5,000,000	5,034,500
Santander Holdings USA, Inc.
3.500%, 6/7/24	3,000,000	2,984,471
Societe Generale SA
2.625%, 10/16/24§	8,200,000	8,058,141
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)(m)	3,016,000	3,049,779
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25(k)§	1,000,000	972,813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25(k)(m)	1,200,000	1,167,375
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25(k)	8,400,000	8,240,502

		64,204,409

Capital Markets (3.3%)
Cantor Fitzgerald LP
4.875%, 5/1/24§	4,726,000	4,720,620
Credit Suisse AG
3.625%, 9/9/24	2,000,000	1,980,919
Deutsche Bank AG
3.700%, 5/30/24	1,500,000	1,495,057
(SOFR + 2.58%), 3.961%, 11/26/25(k)	1,100,000	1,084,504
Goldman Sachs Group, Inc. (The)
(SOFR + 0.49%), 5.870%, 10/21/24(k)	1,000,000	1,000,379
(CME Term SOFR 3 Month + 1.43%), 6.739%, 5/15/26(k)(x)	6,685,000	6,741,775
(SOFR + 0.79%), 6.136%, 12/9/26(k)(x)	1,800,000	1,796,886
Morgan Stanley
(SOFR + 0.51%), 5.890%, 1/22/25(k)	3,000,000	3,002,633
(SOFR + 0.53%), 0.790%, 5/30/25(k)	5,000,000	4,951,292

		26,774,065

Consumer Finance (5.1%)
AerCap Ireland Capital DAC
1.650%, 10/29/24	5,000,000	4,878,112
Ally Financial, Inc.
5.125%, 9/30/24	4,300,000	4,283,172
4.625%, 3/30/25	2,000,000	1,976,195
American Honda Finance Corp.
(SOFR + 0.55%), 5.918%, 2/12/25(k)(x)	6,800,000	6,808,710
(United States SOFR Compounded Index + 0.79%), 6.180%, 10/3/25(k)	1,400,000	1,404,448
Ford Motor Credit Co. LLC
3.664%, 9/8/24	1,049,000	1,036,097
2.300%, 2/10/25	5,200,000	5,018,000
4.687%, 6/9/25	2,000,000	1,975,020
General Motors Financial Co., Inc.
3.950%, 4/13/24	6,800,000	6,792,994
2.900%, 2/26/25	1,000,000	975,201
2.750%, 6/20/25	400,000	386,377
Toyota Motor Credit Corp.
(SOFR + 0.62%), 5.940%, 6/13/24(k)	5,000,000	5,003,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.52%), 5.840%, 8/22/24(k)(x)	$1,000,000	$1,001,333

		41,539,449

Financial Services (0.1%)
Global Payments, Inc.
2.650%, 2/15/25	500,000	486,747

Insurance (6.4%)
Athene Global Funding
(United States SOFR Compounded Index + 0.70%), 6.057%, 5/24/24(k)§	7,300,000	7,303,025
(United States SOFR Compounded Index + 1.21%), 6.544%, 3/25/27(k)§	6,000,000	6,004,800
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	9,988,714
(SOFR + 0.50%), 5.843%, 9/13/24(k)§	900,000	899,044
Jackson National Life Global Funding
(SOFR + 1.15%), 6.481%, 6/28/24(k)§	3,100,000	3,105,187
New York Life Global Funding
(SOFR + 0.48%), 5.827%, 6/9/26(k)§	11,000,000	10,989,856
Pacific Life Global Funding II
(SOFR + 0.62%), 5.971%, 6/4/26(k)§	13,000,000	12,979,089

		51,269,715

Total Financials		184,274,385

Health Care (1.9%)
Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
1.322%, 11/29/24	3,000,000	2,914,269

Health Care Providers & Services (0.3%)
CVS Health Corp.
2.625%, 8/15/24	2,500,000	2,469,972

Life Sciences Tools & Services (1.0%)
Revvity, Inc.
0.850%, 9/15/24	8,000,000	7,814,491

Pharmaceuticals (0.3%)
Bayer US Finance II LLC
3.375%, 7/15/24§	500,000	496,065
4.250%, 12/15/25§	1,300,000	1,268,043
Bayer US Finance LLC
3.375%, 10/8/24§	400,000	394,356

		2,158,464

Total Health Care		15,357,196

Industrials (1.0%)
Aerospace & Defense (0.4%)
Boeing Co. (The)
4.875%, 5/1/25	300,000	296,722
ST Engineering RHQ Ltd.
1.500%, 4/29/25(m)	3,311,000	3,175,456

		3,472,178

Construction & Engineering (0.5%)
Quanta Services, Inc.
0.950%, 10/1/24	4,000,000	3,899,196

Machinery (0.1%)
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	388,000	376,717

Total Industrials		7,748,091

Information Technology (2.1%)
Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc.
3.250%, 9/8/24	4,000,000	3,956,674
TD SYNNEX Corp.
1.250%, 8/9/24	3,700,000	3,640,024

		7,596,698

Software (0.7%)
VMware LLC
1.000%, 8/15/24	5,500,000	5,403,592

Technology Hardware, Storage & Peripherals (0.5%)
NetApp, Inc.
3.300%, 9/29/24	4,000,000	3,950,507

Total Information Technology		16,950,797

Materials (1.3%)
Containers & Packaging (1.3%)
Berry Global, Inc.
4.875%, 7/15/26§	10,981,000	10,763,576

Total Materials		10,763,576

Real Estate (1.0%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
3.500%, 2/15/25§	1,000,000	978,200

Specialized REITs (0.9%)
American Tower Corp. (REIT)
3.375%, 5/15/24	3,300,000	3,290,055
2.950%, 1/15/25	4,000,000	3,912,033

		7,202,088

Total Real Estate		8,180,288

Utilities (1.6%)
Electric Utilities (0.6%)
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 6.119%, 5/8/25(k)(x)	2,500,000	2,507,571
Pacific Gas and Electric Co.
3.400%, 8/15/24	800,000	792,575
Southern California Edison Co.
(United States SOFR Compounded Index + 0.83%), 6.220%, 4/1/24(k)	1,830,000	1,829,980

		5,130,126

Multi-Utilities (1.0%)
DTE Energy Co.
4.220%, 11/1/24(e)8,300,000		8,225,887

Total Utilities		13,356,013

Total Corporate Bonds		305,471,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Mortgage-Backed Securities (0.7%)
FHLMC
6.350%, 1/1/34(l)	$1,643	$1,652
6.051%, 11/1/35(l)	4,125	4,197
7.611%, 7/1/36(l)	127,109	128,954
5.771%, 9/1/36(l)	39,975	40,520
5.888%, 10/1/36(l)	57,240	58,163
FNMA
6.403%, 11/1/34(l)	44,968	45,603
5.710%, 1/1/35(l)	2,001	2,025
5.756%, 7/1/35(l)	6,254	6,386
5.978%, 12/1/35(l)	13,524	13,765
6.208%, 3/1/36(l)	16,250	16,594
6.289%, 3/1/44(l)	51,791	51,350
6.289%, 7/1/44(l)	442	439
6.289%, 10/1/44(l)	3,522	3,492
FNMA UMBS
3.000%, 12/1/26	5,710,824	5,553,794

Total Mortgage-Backed Securities		5,926,934

U.S. Government Agency Securities (8.1%)
FHLB
1.000%, 3/23/26	17,550,000	16,318,925
1.020%, 2/24/27	30,000,000	27,159,579
FHLMC
5.520%, 5/28/25	8,000,000	7,995,830
5.550%, 2/20/26	6,000,000	5,997,963
5.650%, 3/6/26	8,000,000	7,999,986

Total U.S. Government Agency Securities		65,472,283

U.S. Treasury Obligation (0.6%)
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS(z)	5,048,820	5,016,082

Total U.S. Treasury Obligation		5,016,082

Total Long-Term Debt Securities (96.9%) (Cost $797,746,040)		784,461,803

SHORT-TERM INVESTMENTS:
Commercial Paper (5.4%)
Campbell Soup Co.
11.42%, 4/3/24(n)(p)§	1,100,000	1,098,954
Dominion Energy, Inc.
6.24%, 4/23/24(n)(p)§	400,000	398,413
6.10%, 4/29/24(n)(p)	2,100,000	2,089,727
Enbridge US, Inc.
9.69%, 4/4/24(n)(p)	700,000	699,247
8.87%, 4/5/24(n)(p)§	600,000	599,262
6.72%, 4/15/24(n)(p)§	1,700,000	1,695,251
Eversource Energy
10.86%, 4/3/24(n)(p)	8,100,000	8,092,673
Intercontinental Exchange, Inc.
6.07%, 5/3/24(n)(p)§	6,000,000	5,966,785
Keurig Dr Pepper, Inc.
6.27%, 4/22/24(n)(p)§	8,200,000	8,168,677
L3Harris Technologies, Inc.
21.72%, 4/1/24(n)(p)	8,100,000	8,095,117
NextEra Energy Capital Holdings, Inc.
6.26%, 4/24/24(n)(p)	300,000	298,753
6.24%, 4/25/24(n)(p)	2,000,000	1,991,369
6.22%, 4/26/24(n)(p)	600,000	597,315
Penske Truck Leasing Co. LP
6.05%, 5/17/24(n)(p)	2,400,000	2,381,178
VW Credit, Inc.
10.87%, 4/3/24(n)(p)§	450,000	449,593
6.45%, 4/18/24(n)(p)§	600,000	598,072

Total Commercial Paper		43,220,386

	Number of Shares	Value (Note 1)
Investment Company (0.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	6,458,708	6,458,708

Total Short-Term Investments (6.2%) (Cost $49,705,284)		49,679,094

Total Investments in Securities (103.1%) (Cost $847,451,324)		834,140,897
Other Assets Less Liabilities (-3.1%)		(24,800,690)

Net Assets (100%)		$809,340,207

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $323,223,618 or 39.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $12,427,110 or 1.5% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(z)	All or a portion of the security is held as a Sale-Buyback position.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $6,301,182. This was collateralized by cash of $6,458,708 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	171	6/2024	USD	18,299,672	(81,794)

					(81,794)

Short Contracts
U.S. Treasury 2 Year Note	(998)	6/2024	USD	(204,075,407)	377,198
U.S. Treasury 10 Year Note	(2)	6/2024	USD	(221,594)	(1,565)
U.S. Treasury 10 Year Ultra Note	(66)	6/2024	USD	(7,564,219)	(20,707)
U.S. Treasury Ultra Bond	(13)	6/2024	USD	(1,677,000)	(49,580)
3 Month SOFR	(92)	9/2026	USD	(22,166,250)	102,846

					408,192

					326,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$278,464,343	$—		$278,464,343
Collateralized Mortgage Obligations	—	92,606,143	—	(a)	92,606,143
Commercial Mortgage-Backed Securities	—	31,504,173	—		31,504,173
Corporate Bonds
Communication Services	—	7,103,006	—		7,103,006
Consumer Discretionary	—	19,900,556	—		19,900,556
Consumer Staples	—	13,820,822	—		13,820,822
Energy	—	8,017,115	—		8,017,115
Financials	—	184,274,385	—		184,274,385
Health Care	—	15,357,196	—		15,357,196
Industrials	—	7,748,091	—		7,748,091
Information Technology	—	16,950,797	—		16,950,797
Materials	—	10,763,576	—		10,763,576
Real Estate	—	8,180,288	—		8,180,288
Utilities	—	13,356,013	—		13,356,013
Futures	480,044	—	—		480,044
Mortgage-Backed Securities	—	5,926,934	—		5,926,934
Short-Term Investments
Commercial Paper	—	43,220,386	—		43,220,386
Investment Company	6,458,708	—	—		6,458,708
U.S. Government Agency Securities	—	65,472,283	—		65,472,283
U.S. Treasury Obligation	—	5,016,082	—		5,016,082

Total Assets	$6,938,752	$827,682,189	$—		$834,620,941

Liabilities:
Futures	$(153,646)	$—	$—		$(153,646)

Total Liabilities	$(153,646)	$—	$—		$(153,646)

Total	$6,785,106	$827,682,189	$—		$834,467,295

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,643,426
Aggregate gross unrealized depreciation	(18,605,172)

Net unrealized depreciation	$(15,961,746)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$850,429,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.5%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$336,140	$286,203
ACM Auto Trust,
Series 2024-1A A
7.710%, 1/21/31§		249,737	250,660
ACREC Ltd.,
Series 2021-FL1 A
6.591%, 10/16/36(l)§		665,311	660,326
Affirm Asset Securitization Trust,
Series 2021-Z1 A
1.070%, 8/15/25§		5,161	5,123
Series 2021-Z2 A
1.170%, 11/16/26§		14,116	14,074
Series 2022-X1 A
1.750%, 2/15/27§		10,551	10,405
AGL CLO 12 Ltd.,
Series 2021-12A A1
6.739%, 7/20/34(l)§		398,434	398,665
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		523,057	509,980
Series 2017-1 AA
3.300%, 1/15/30§		431,040	390,091
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		548,099	485,068
Series 2021-1 A
2.875%, 7/11/34		735,652	623,465
American Credit Acceptance Receivables Trust,
Series 2023-3 A
6.000%, 3/12/27§		68,319	68,355
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR
6.719%, 7/22/32(l)§		700,000	700,010
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A AR3
0.000%, 4/22/34(l)§		600,000	600,106
Aqueduct European CLO DAC,
Series 2017-1A AR
4.610%, 7/20/30(l)§	EUR	382,901	411,074
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
6.769%, 1/15/37(l)§		$800,000	793,750
Ares XL CLO Ltd.,
Series 2016-40A A1RR
6.446%, 1/15/29(l)§		343,861	343,777
Armada Euro CLO III DAC,
Series 3A A1R
4.662%, 7/15/31(l)§	EUR	656,860	703,225
Atalaya Equipment Leasing Trust,
Series 2021-1A A2
1.230%, 5/15/26§		$11,299	11,249
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§		14,478	14,442
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§		185,000	185,988
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1
6.709%, 7/20/34(l)§		502,006	502,020
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
4.842%, 1/15/33(l)§	EUR	600,000	642,412
BPCRE Ltd.,
Series 2022-FL2 A
7.727%, 1/16/37(l)§		$373,687	374,174
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1
6.050%, 7/15/27§		165,000	164,950
BRSP Ltd.,
Series 2021-FL1 A
6.591%, 8/19/38(l)§		660,916	650,491
Cajun Global LLC,
Series 2021-1 A2
3.931%, 11/20/51§		64,020	57,513
Capital Four US CLO II Ltd.,
Series 2022-1A AR
7.494%, 1/20/37(l)§		500,000	504,267
Carlyle US CLO Ltd.,
Series 2017-1A A1R
6.579%, 4/20/31(l)§		640,991	641,181
Series 2018-2A A1R
6.478%, 10/15/31(l)§		500,000	500,087
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		29,512	27,671
Series 2021-N4 A1
0.830%, 9/11/28		9,843	9,796
Series 2021-P4 D
2.610%, 9/11/28		169,000	146,836
Catamaran CLO Ltd.,
Series 2014-1A A1AR
6.679%, 4/22/30(l)§		581,790	581,856
CBAM Ltd.,
Series 2018-5A A
6.598%, 4/17/31(l)§		813,647	813,512
Series 2018-8A A1
6.699%, 10/20/29(l)§		408,948	408,821
CIFC Funding Ltd.,
Series 2017-5A A1
6.758%, 11/16/30(l)§		569,716	569,838
CNH Equipment Trust,
Series 2022-C A2
5.420%, 7/15/26		127,359	127,297
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		152,668	129,885
CPS Auto Receivables Trust,
Series 2022-A C
2.170%, 4/16/29§		231,000	225,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
4.570%, 9/15/31(l)§	EUR	578,059	$617,063
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
4.592%, 10/15/31(l)§		692,688	740,420
CVS Pass-Through Trust,
5.789%, 1/10/26§		$69,516	69,116
Dext ABS LLC,
Series 2023-1 A2
5.990%, 3/15/32§		295,473	293,205
Diamond Issuer,
Series 2021-1A A
2.305%, 11/20/51§		325,933	290,956
Dryden 54 Senior Loan Fund,
Series 2017-54A AR
6.479%, 10/19/29(l)§		400,000	400,098
Dryden 78 CLO Ltd.,
Series 2020-78A C
7.528%, 4/17/33(l)§		250,000	250,000
Elevation CLO Ltd.,
Series 2020-11A C
7.776%, 4/15/33(l)§		250,000	242,119
Elmwood CLO IX Ltd.,
Series 2021-2A A
6.709%, 7/20/34(l)§		257,000	257,097
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§		31,996	31,043
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§		290,000	272,139
Ford Credit Auto Lease Trust,
Series 2024-A A4
5.050%, 6/15/27		500,000	497,628
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	220,676
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		126,809	112,626
GLS Auto Receivables Issuer Trust,
Series 2022-3A A2
4.590%, 5/15/26§		95,599	95,416
Go Mortgage LLC,
1.433%, 8/15/26(l)		119,935	114,934
2.435%, 8/15/26(l)		176,000	168,435
2.638%, 8/15/26(l)		12,000	11,194
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
6.649%, 4/20/34(l)§		262,213	262,408
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§		135,376	126,545
Series 2020-1A A2
3.981%, 12/20/50§		135,604	121,316
Harvest CLO XX DAC,
Series 20A AR
4.650%, 10/20/31(l)§	EUR	672,955	719,208
Harvest CLO XXII DAC,
Series 22A AR
4.792%, 1/15/32(l)§		700,000	749,194
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)		$300,000	294,266
Honda Auto Receivables Owner Trust,
Series 2023-3 A2
5.710%, 3/18/26		500,000	500,421
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		500,000	496,574
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		723,320	665,455
LAD Auto Receivables Trust,
Series 2021-1A A
1.300%, 8/17/26§		21,058	20,879
LCCM Trust,
Series 2021-FL3 A
6.890%, 11/15/38(l)§		791,309	787,063
LCM 29 Ltd.,
Series 29A AR
6.646%, 4/15/31(l)§		700,000	699,998
LCM XV LP,
Series 15A AR2
6.579%, 7/20/30(l)§		405,429	405,430
Lendbuzz Securitization Trust,
Series 2023-1A A2
6.920%, 8/15/28§		319,475	319,568
Series 2023-2A A2
7.090%, 10/16/28§		140,544	142,038
Series 2024-1A A1
5.789%, 1/15/25§		171,049	171,079
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		800,000	732,726
Magnetite XVIII Ltd.,
Series 2016-18A AR2
6.449%, 11/15/28(l)§		259,715	259,702
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		800,000	736,697
MKS CLO Ltd.,
Series 2017-1A AR
6.579%, 7/20/30(l)§		440,683	440,798
MMAF Equipment Finance LLC,
Series 2024-A A2
5.200%, 9/13/27§		500,000	498,689
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§		84,665	77,680
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		232,260	203,766
Series 2023-1A A2
7.308%, 1/30/53§		247,500	251,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§	$100,000	$82,603
Series 2021-CA B
2.530%, 4/20/62§	147,147	119,210
Series 2021-DA B
2.900%, 4/20/62§	132,000	109,089
Series 2023-AA AFL
7.519%, 2/20/41(l)§	407,779	407,775
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A
6.676%, 7/16/35(l)§	469,642	469,783
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A
6.708%, 7/17/35(l)§	287,510	287,719
OCP CLO Ltd.,
Series 2020-18A AR
6.669%, 7/20/32(l)§	344,000	344,176
Pagaya AI Debt Trust,
Series 2024-2 A
6.319%, 8/15/31§	153,241	153,495
Series 2024-3 A
6.258%, 10/15/31§	500,000	500,622
Palmer Square CLO Ltd.,
Series 2021-3A D
8.526%, 1/15/35(l)§	330,000	329,988
Prestige Auto Receivables Trust,
Series 2022-1A A2
5.900%, 7/15/25§	1,940	1,940
Series 2024-1A A1
5.648%, 4/15/25§	144,000	144,019
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	123,390	122,676
Research-Driven Pagaya Motor Trust,
Series 2024-1A A
7.090%, 6/25/32§	117,216	117,520
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	332	331
Santander Drive Auto Receivables Trust,
Series 2024-1 A2
5.710%, 2/16/27	300,000	300,160
SBNA Auto Receivables Trust,
Series 2024-A A1
5.635%, 3/17/25§	300,000	300,028
SFS Auto Receivables Securitization Trust,
Series 2024-1A A2
5.350%, 6/21/27§	500,000	499,779
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	47,371	46,384
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR
6.789%, 7/20/32(l)§	800,000	799,071
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
6.566%, 7/25/30(l)§	316,231	316,231
Stratus CLO Ltd.,
Series 2021-2A A
6.479%, 12/28/29(l)§	510,568	510,713
Series 2021-3A A
6.529%, 12/29/29(l)§	496,981	496,976
STWD Ltd.,
Series 2022-FL3 A
6.669%, 11/15/38(l)§	800,000	786,841
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	706,294	579,290
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	98,000	97,995
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	539,074	537,079
Series 2023-1 A
5.800%, 1/15/36	300,000	303,000
United States Small Business Administration,
Series 2005-20B 1
4.625%, 2/1/25	2,112	2,096
Series 2008-20G 1
5.870%, 7/1/28	56,179	56,333
Venture 32 CLO Ltd.,
Series 2018-32A A1
6.660%, 7/18/31(l)§	692,820	692,507
Venture XVII CLO Ltd.,
Series 2014-17A ARR
6.456%, 4/15/27(l)§	119,520	119,520
Voya CLO Ltd.,
Series 2019-1A AR
6.636%, 4/15/31(l)§	468,343	468,483
Series 2019-1A DR
8.426%, 4/15/31(l)§	100,000	98,669
Series 2019-2A AR
0.000%, 7/20/32(l)§	500,000	500,089
Wellfleet CLO Ltd.,
Series 2017-1A A1RR
6.469%, 4/20/29(l)§	38,532	38,532
Westlake Automobile Receivables Trust,
Series 2023-2A A2A
5.870%, 7/15/26§	156,969	157,142
Wind River CLO Ltd.,
Series 2014-1A ARR
6.610%, 7/18/31(l)§	403,197	403,486
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	147,407	147,639

Total Asset-Backed Securities		40,360,212

Collateralized Mortgage Obligations (2.5%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
4.790%, 9/25/35(l)	30,540	26,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36		$282,441	$241,151
Series 2005-J12 2A1
5.984%, 8/25/35(l)		382,259	195,924
Series 2006-OA22 A1
5.764%, 2/25/47(l)		70,100	64,728
Series 2006-OA6 1A2
5.864%, 7/25/46(l)		26,386	22,745
Series 2007-14T2 A1
6.000%, 7/25/37		370,336	177,641
Series 2007-OH1 A1D
5.654%, 4/25/47(l)		42,381	34,184
AREIT Trust,
Series 2022-CRE6 A
6.569%, 1/20/37(l)§		481,012	475,602
Banc of America Funding Trust,
Series 2004-A 1A3
6.496%, 9/20/34(l)		4,142	3,842
Series 2006-H 4A2
4.628%, 9/20/46(l)		69,605	60,245
Series 2006-J 4A1
5.214%, 1/20/47(l)		4,818	4,071
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.870%, 9/25/35(l)		94,285	55,375
Series 2006-4 21A1
4.334%, 8/25/36(l)		38,150	24,541
Bear Stearns ARM Trust,
Series 2003-9 2A1
5.541%, 2/25/34(l)		15,557	14,060
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
5.604%, 12/25/46(l)		289,631	239,741
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
5.115%, 1/26/36(l)		30,449	22,270
Bellemeade Re Ltd.,
Series 2021-3A A2
6.320%, 9/25/31(l)§		301,251	301,250
Series 2022-1 M1B
7.470%, 1/26/32(l)§		164,385	165,000
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		486,157	428,729
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
7.544%, 4/25/47(l)§		36,317	37,615
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1
3.775%, 4/25/35(l)		48,008	30,303
Series 2005-2 1A1
6.084%, 3/25/35(l)		24,915	21,236
CIM Trust,
Series 2023-I2 A1
6.639%, 12/25/67(e)§		446,496	446,580
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
5.318%, 8/25/35(l)		3,899	3,769
Series 2009-7 5A2
5.500%, 12/25/35§		272,088	142,096
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
6.870%, 10/25/41(l)§		491,030	493,146
Series 2021-R03 1M2
6.970%, 12/25/41(l)§		122,411	122,938
Series 2022-R01 1M2
7.220%, 12/25/41(l)§		388,764	391,449
Series 2022-R02 2M1
6.520%, 1/25/42(l)§		135,942	136,178
Series 2023-R01 1M1
7.721%, 12/25/42(l)§		205,709	211,239
Series 2023-R02 1M1
7.620%, 1/25/43(l)§		123,144	126,068
Series 2023-R04 1M1
7.621%, 5/25/43(l)§		247,567	252,664
Series 2023-R05 1M1
7.221%, 6/25/43(l)§		232,690	235,432
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		392,977	185,964
Eagle RE Ltd.,
Series 2021-2 M1B
7.370%, 4/25/34(l)§		114,098	114,245
EMF-NL Prime BV,
Series 2008-APRX A2
4.728%, 4/17/41(l)(m)	EUR	70,665	73,583
Eurohome UK Mortgages plc,
Series 2007-1 A
5.471%, 6/15/44(l)(m)	GBP	197,800	246,160
Eurosail-UK plc,
Series 2007-4X A3
6.272%, 6/13/45(l)(m)		419,210	527,146
FHLMC,
Series 4790 F
5.623%, 10/15/43(l)		$228,687	222,803
Series 4989 FA
5.645%, 8/15/40(l)		205,931	205,819
Series 4989 FB
5.644%, 10/15/40(l)		158,281	156,992
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2
6.970%, 1/25/34(l)§		73,747	74,008
Series 2021-DNA7 M2
7.120%, 11/25/41(l)§		405,614	407,920
Series 2021-HQA4 M1
6.270%, 12/25/41(l)§		248,304	247,080
Series 2022-DNA1 M1B
7.170%, 1/25/42(l)§		205,377	206,437
Series 2022-DNA3 M1A
7.320%, 4/25/42(l)§		163,367	165,480
Series 2022-DNA4 M1B
8.670%, 5/25/42(l)§		227,990	238,169
Series 2022-DNA5 M1B
9.820%, 6/25/42(l)§		406,679	439,766
Series 2022-DNA7 M1A
7.820%, 3/25/52(l)§		245,831	250,699
Series 2022-HQA1 M1B
8.820%, 3/25/42(l)§		68,136	71,032
Series 2023-DNA1 M1A
7.420%, 3/25/43(l)§		150,649	153,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2023-DNA2 M1A
7.420%, 4/25/43(l)§		$311,142	$316,827
Series 2023-HQA1 M1A
7.320%, 5/25/43(l)§		503,036	508,280
Series 2023-HQA2 M1A
7.320%, 6/25/43(l)§		177,913	179,202
FNMA,
Series 2012-123 LF
5.815%, 11/25/42(l)		92,965	91,343
Series 2021-R02 2M1
6.220%, 11/25/41(l)§		130,979	130,898
GNMA,
Series 2015-H20 FB
6.044%, 8/20/65(l)		279,796	278,281
Series 2016-H11 F
6.244%, 5/20/66(l)		316,656	315,753
Series 2016-H15 FA
6.244%, 7/20/66(l)		366,026	365,144
Series 2017-H10 FB
6.464%, 4/20/67(l)		807,662	812,731
Series 2022-H02 FN
5.819%, 1/20/72(l)		271,299	264,177
Series 2022-H26 DF
6.339%, 12/20/72(l)		307,228	309,762
Series 2023-H01 FA
6.119%, 1/20/73(l)		406,206	404,876
Series 2023-H02 FA
6.219%, 1/20/73(l)		305,229	305,816
Series 2023-H02 FB
6.219%, 1/20/73(l)		708,061	709,208
Series 2023-H28 F
6.369%, 12/20/73(l)		503,036	507,651
Series 2023-H28 GF
6.219%, 12/20/73(l)		912,592	914,655
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		341,327	130,453
Series 2005-AR6 2A1
5.063%, 9/25/35(l)		30,894	28,669
Series 2006-AR2 2A1
4.366%, 4/25/36(l)		67,309	44,089
Series 2007-AR1 2A1
4.313%, 3/25/47(l)		164,908	101,969
HarborView Mortgage Loan Trust,
Series 2006-13 A
5.621%, 11/19/46(l)		39,571	26,600
Impac CMB Trust,
Series 2003-8 2A1
6.344%, 10/25/33(l)		25	24
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
5.714%, 7/25/35(l)		150,407	93,391
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.780%, 8/25/35(l)		271,696	195,781
Series 2006-AR39 A1
5.624%, 2/25/37(l)		398,671	358,573
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.661%, 8/25/34(l)		13,201	12,659
Series 2007-A1 3A3
4.896%, 7/25/35(l)		26,817	25,050
Series 2007-S3 1A90
7.000%, 8/25/37		47,655	25,662
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§		500,000	500,561
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
6.882%, 10/25/59(e)§		450,315	450,217
Lehman XS Trust,
Series 2006-4N A1C1
5.904%, 4/25/46(l)		6,476	9,735
Ludgate Funding plc,
Series 2007-1 A2A
5.483%, 1/1/61(l)(m)	GBP	437,874	533,769
Series 2008-W1X A1
5.923%, 1/1/61(l)(m)		65,339	80,531
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
7.215%, 12/25/32(l)		$8,022	7,476
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
5.904%, 4/25/36(l)		148,202	135,971
OBX Trust,
Series 2024-HYB2 A1
3.521%, 4/25/53(l)§		500,000	478,418
PMT Credit Risk Transfer Trust,
Series 2019-2R A
9.197%, 5/30/25(l)§		34,747	34,764
Series 2019-3R A
9.136%, 11/27/31(l)§		14,200	14,214
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		442,357	435,310
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		449,270	452,299
PRPM Trust,
Series 2023-NQM3 A1
6.221%, 11/25/68(e)§		481,777	481,096
RALI Trust,
Series 2005-QO2 A1
6.449%, 9/25/45(l)		175,467	154,073
Series 2006-QA6 A1
5.824%, 7/25/36(l)		348,367	322,653
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.881%, 10/25/39(l)§		579,268	581,621
Series 2022-FL8 A
6.971%, 1/25/37(l)§		570,347	568,209
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
5.784%, 1/25/36(l)§		129,998	120,002
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,321	4,767
Series 2006-A12 A1
6.250%, 11/25/36		165,765	60,245
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,100,000	1,381,297
Ripon Mortgages plc,
Series 1RA A
5.913%, 8/28/56(l)§		1,441,992	1,818,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Sequoia Mortgage Trust,
Series 10 2A1
6.203%, 10/20/27(l)		$1,072	$1,026
Series 2003-4 2A1
6.143%, 7/20/33(l)		7,810	7,546
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
5.941%, 7/19/35(l)		39,084	35,862
Series 2006-AR3 11A1
5.864%, 4/25/36(l)		150,712	129,132
Series 2006-AR6 1A3
5.824%, 7/25/46(l)		618,850	465,675
Towd Point Mortgage Funding,
Series 2019-A13A A1
6.591%, 7/20/45(l)§	GBP	697,802	881,147
Towd Point Mortgage Funding plc,
Series 2020-A14X A
6.569%, 5/20/45(l)(m)		1,058,981	1,337,144
Towd Point Mortgage Trust,
Series 2022-1 A1
3.750%, 7/25/62(l)§		$405,102	377,046
Triangle Re Ltd.,
Series 2021-3 M1A
7.220%, 2/25/34(l)§		4,644	4,646
UWM Mortgage Trust,
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		681,518	631,373
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§		413,982	411,201
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
4.019%, 11/25/36(l)		254,122	213,856
Series 2006-AR9 1A
6.089%, 8/25/46(l)		66,758	60,041

Total Collateralized Mortgage Obligations			29,834,055

Commercial Mortgage-Backed Securities (1.4%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§		135,000	99,922
Series 2017-SCH AF
6.373%, 11/15/33(l)§		565,000	562,384
BANK,
Series 2022-BNK40 A4
3.393%, 3/15/64(l)		700,000	625,730
BBCMS Mortgage Trust,
Series 2020-BID A
7.580%, 10/15/37(l)§		325,000	323,375
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	749,008
Series 2022-B33 A5
3.458%, 3/15/55		800,000	708,736
BFLD Trust,
Series 2020-EYP A
6.590%, 10/15/35(l)§		800,000	630,200
Series 2021-FPM A
7.040%, 6/15/38(l)§		494,000	490,295
BX Commercial Mortgage Trust,
Series 2019-IMC E
7.521%, 4/15/34(l)§		133,619	132,273
Series 2021-XL2 A
6.128%, 10/15/38(l)§		390,965	388,033
BX Trust,
Series 2021-ARIA A
6.339%, 10/15/36(l)§		600,000	594,000
Commercial Mortgage Trust,
Series 2012-CR5 E
4.541%, 12/10/45(l)§		151,586	131,115
Series 2015-CR26 ASB
3.373%, 10/10/48		839,835	828,674
Series 2016-COR1 ASB
2.972%, 10/10/49		757,515	738,159
Series 2021-2400 A
6.740%, 12/15/38(l)§		657,662	605,455
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	841,566
EQUS Mortgage Trust,
Series 2021-EQAZ A
6.195%, 10/15/38(l)§		599,988	596,614
Extended Stay America Trust,
Series 2021-ESH A
6.519%, 7/15/38(l)§		731,405	731,176
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		128,963	127,952
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9 E
3.772%, 12/15/47(l)§		455,400	329,276
Series 2021-HTL5 A
6.555%, 11/15/38(l)§		800,000	795,500
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.770%, 9/15/47 IO(l)		4,942,438	14,188
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§		48,340	47,969
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.290%, 7/15/36(l)§		163,943	162,818
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47		198,653	195,981
Morgan Stanley Capital I Trust,
Series 2021-230P A
6.609%, 12/15/38(l)§		800,000	741,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
6.905%, 7/15/36(l)§		$144,306	$132,494
New Orleans Hotel Trust,
Series 2019-HNLA A
6.362%, 4/15/32(l)§		500,000	487,813
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.535%, 11/15/38(l)§		800,000	772,997
PFP Ltd.,
Series 2021-8 A
6.439%, 8/9/37(l)§		224,244	222,843
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.644%, 11/25/36(l)§		553,239	548,397
Series 2023-FL11 A
7.703%, 10/25/39(l)§		549,782	550,812
SFO Commercial Mortgage Trust,
Series 2021-555 A
6.589%, 5/15/38(l)§		800,000	777,477
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.390%, 11/15/49(l)		275,000	249,107

Total Commercial Mortgage- Backed Securities			15,934,023

Corporate Bonds (10.2%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29		800,000	779,084
2.250%, 2/1/32		6,000	4,873
5.400%, 2/15/34		101,000	102,009
4.500%, 5/15/35		774,000	721,706
Verizon Communications, Inc.
2.550%, 3/21/31		605,000	516,205

			2,123,877

Entertainment (0.0%)†
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§		251,000	218,998
Warnermedia Holdings, Inc.
4.279%, 3/15/32		314,000	279,954

			498,952

Interactive Media & Services (0.0%)†
Meta Platforms, Inc.
4.950%, 5/15/33		127,000	128,363
Tencent Holdings Ltd.
3.240%, 6/3/50§		226,000	153,507

			281,870

Media (0.2%)
Charter Communications Operating LLC
6.150%, 11/10/26		106,000	106,823
2.250%, 1/15/29		800,000	679,920
Cox Communications, Inc.
5.700%, 6/15/33§		88,000	89,042
CSC Holdings LLC
5.375%, 2/1/28§		500,000	429,688
Discovery Communications LLC
5.200%, 9/20/47		81,000	67,863
5.300%, 5/15/49		38,000	31,952
Fox Corp.
4.709%, 1/25/29		113,000	111,254
Paramount Global
2.900%, 1/15/27		100,000	91,364
Time Warner Cable LLC
4.500%, 9/15/42		290,000	214,594

			1,822,500

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
4.850%, 1/15/29		575,000	570,745
3.875%, 4/15/30		63,000	58,989
5.150%, 4/15/34		157,000	156,362

			786,096

Total Communication Services			5,513,295

Consumer Discretionary (0.9%)
Automobiles (0.4%)
General Motors Co.
6.125%, 10/1/25		51,000	51,419
Hyundai Capital America
5.650%, 6/26/26§		500,000	502,073
1.650%, 9/17/26§		800,000	731,439
5.950%, 9/21/26§		200,000	202,343
5.250%, 1/8/27§		368,000	367,944
6.100%, 9/21/28§		158,000	162,594
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	709,448
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	578,224
3.201%, 9/17/28(m)	EUR	600,000	626,434
4.810%, 9/17/30§		$800,000	744,980

			4,676,898

Broadline Retail (0.0%)†
Alibaba Group Holding Ltd.
2.125%, 2/9/31		387,000	321,651

Distributors (0.0%)†
LKQ Corp.
6.250%, 6/15/33		94,000	97,962

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
4.500%, 11/15/31	EUR	303,000	348,917
Choice Hotels International, Inc.
3.700%, 12/1/29		$900,000	804,377
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	703,183
Las Vegas Sands Corp.
3.200%, 8/8/24		800,000	791,072
3.500%, 8/18/26		600,000	568,485
3.900%, 8/8/29		381,000	346,205
Marriott International, Inc.
5.550%, 10/15/28		52,000	53,119
4.900%, 4/15/29		253,000	251,211
Starbucks Corp.
4.850%, 2/8/27		301,000	300,427

			4,166,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.0%)†
M.D.C. Holdings, Inc.
6.000%, 1/15/43	$162,000	$163,863

Specialty Retail (0.1%)
Ross Stores, Inc.
4.700%, 4/15/27	355,000	349,378

Textiles, Apparel & Luxury Goods (0.0%)†
Tapestry, Inc.
7.700%, 11/27/30	43,000	45,882

Total Consumer Discretionary		9,822,630

Consumer Staples (0.4%)
Beverages (0.1%)
Bacardi Ltd.
4.450%, 5/15/25§	800,000	787,481

Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	100,000	94,900

Food Products (0.1%)
Cargill, Inc.
5.125%, 10/11/32§	144,000	144,439
General Mills, Inc.
4.700%, 1/30/27	583,000	578,251
JBS USA LUX SA
6.750%, 3/15/34§	151,000	158,782
Pilgrim’s Pride Corp.
6.875%, 5/15/34	234,000	249,051
Tyson Foods, Inc.
5.700%, 3/15/34	99,000	100,257

		1,230,780

Tobacco (0.2%)
Altria Group, Inc.
3.400%, 5/6/30	310,000	281,090
BAT Capital Corp.
2.259%, 3/25/28	358,000	319,314
4.906%, 4/2/30	156,000	152,454
6.343%, 8/2/30	500,000	520,728
7.750%, 10/19/32(x)	33,000	37,029
6.421%, 8/2/33	108,000	112,527
Imperial Brands Finance plc
3.500%, 7/26/26§	400,000	380,809
6.125%, 7/27/27§	300,000	305,960
Philip Morris International, Inc.
5.000%, 11/17/25	183,000	182,605
4.875%, 2/13/26	89,000	88,656
5.625%, 11/17/29	34,000	34,998
5.375%, 2/15/33	309,000	310,372

		2,726,542

Total Consumer Staples		4,839,703

Energy (0.5%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30§	101	95
7.500%, 6/15/30(m)	100,613	94,321
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/29/24(y)§	207,137	10,616

		105,032

Oil, Gas & Consumable Fuels (0.5%)
BP Capital Markets America, Inc.
4.893%, 9/11/33	177,000	175,297
2.939%, 6/4/51	240,000	159,763
Cheniere Energy Partners LP
3.250%, 1/31/32	400,000	340,856
Continental Resources, Inc.
5.750%, 1/15/31§	616,000	611,847
2.875%, 4/1/32§	279,000	226,882
Devon Energy Corp.
5.600%, 7/15/41	210,000	202,021
Enbridge, Inc.
5.700%, 3/8/33	400,000	408,169
Energy Transfer LP
4.750%, 1/15/26	325,000	321,386
6.100%, 12/1/28	200,000	207,038
EQT Corp.
5.700%, 4/1/28	45,000	45,422
5.750%, 2/1/34	108,000	107,583
Korea National Oil Corp.
4.875%, 4/3/29§	500,000	496,850
Oleoducto Central SA
4.000%, 7/14/27§	232,000	216,413
ONEOK, Inc.
5.550%, 11/1/26	500,000	504,897
6.350%, 1/15/31	44,000	46,514
6.100%, 11/15/32	25,000	26,149
6.050%, 9/1/33	10,000	10,428
Ovintiv, Inc.
6.250%, 7/15/33	62,000	64,425
6.500%, 2/1/38	29,000	30,070
Petroleos Mexicanos
10.000%, 2/7/33	200,000	198,480
Pioneer Natural Resources Co.
5.100%, 3/29/26	200,000	199,681
Suncor Energy, Inc.
6.800%, 5/15/38	239,000	259,158
Var Energi ASA
7.500%, 1/15/28§	356,000	376,868
8.000%, 11/15/32§	237,000	266,344
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	200,000	179,878
3.875%, 11/1/33§	200,000	169,300
Venture Global LNG, Inc.
8.125%, 6/1/28§	300,000	306,450

		6,158,169

Total Energy		6,263,201

Financials (4.9%)
Banks (2.8%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§	400,000	404,206
AIB Group plc
(ICE LIBOR USD 3 Month + 1.87%), 4.263%, 4/10/25(k)§	321,000	320,841
Banco Bilbao Vizcaya Argentaria SA
5.381%, 3/13/29	200,000	201,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		$268,000	$256,359
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	476,852
Banco Santander SA
3.800%, 2/23/28		$200,000	189,129
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		400,000	400,079
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)		200,000	192,841
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)(x)		300,000	287,124
(SOFR + 1.58%), 4.376%, 4/27/28(k)		682,000	666,177
(SOFR + 1.57%), 5.819%, 9/15/29(k)		600,000	614,360
(SOFR + 1.32%), 2.687%, 4/22/32(k)		13,000	10,957
(SOFR + 1.33%), 2.972%, 2/4/33(k)		81,000	68,689
Bank of America NA
(SOFR + 1.02%), 6.371%, 8/18/26(k)		400,000	403,469
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		258,000	259,869
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		900,000	998,670
(SOFR + 2.98%), 6.224%, 5/9/34(k)		314,000	322,857
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	711,503
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		698,000	699,050
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	418,415
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.79%), 6.508%, 1/18/35(k)§		298,000	297,707
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35(k)§		302,000	304,261
Citibank NA
5.864%, 9/29/25		300,000	302,902
5.488%, 12/4/26		700,000	707,126
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28(k)		500,000	469,875
(SOFR + 1.36%), 5.174%, 2/13/30(k)(x)		100,000	99,461
(SOFR + 1.17%), 2.561%, 5/1/32(k)		434,000	361,603
Series W (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(y)		139,000	133,294
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	401,488
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	404,303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§		314,000	315,950
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		500,000	518,019
(SOFR + 2.67%), 6.251%, 1/10/35(k)§		250,000	254,170
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28(k)§		359,000	346,351
Discover Bank
(USD SOFR Spread- Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28(k)		250,000	247,250
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27(x)§		267,000	262,952
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)		694,000	737,564
(SOFR + 1.19%), 2.804%, 5/24/32(k)		201,000	168,367
(SOFR + 2.39%), 6.254%, 3/9/34(k)(x)		900,000	947,375
Intesa Sanpaolo SpA
7.200%, 11/28/33§		290,000	312,895
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)		600,000	599,356
(SOFR + 1.85%), 2.083%, 4/22/26(k)		100,000	96,409
(SOFR + 1.33%), 6.070%, 10/22/27(k)		400,000	409,005
(SOFR + 1.20%), 6.584%, 1/23/28(k)		500,000	505,187
(SOFR + 1.89%), 2.182%, 6/1/28(k)		400,000	365,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.45%), 5.299%, 7/24/29(k)		$500,000	$502,500
(SOFR + 1.26%), 2.963%, 1/25/33(k)		436,000	372,719
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	1,300,000	839,733
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.750%, 3/7/25(k)		1,100,000	719,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28(k)		$241,000	240,643
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)		300,000	337,248
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)(x)		200,000	203,516
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30(k)		296,000	297,232
Morgan Stanley Bank NA
(SOFR + 1.08%), 6.466%, 1/14/28(k)		500,000	504,353
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)		359,000	368,977
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)		500,000	502,749
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.20%), 6.475%, 6/1/34(k)		297,000	302,061
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)		$476,000	432,305
(SOFR + 2.36%), 6.499%, 3/9/29(k)		474,000	485,199
(SOFR + 2.50%), 6.174%, 1/9/30(k)		34,000	34,289
(SOFR + 3.28%), 7.660%, 11/9/31(k)		6,000	6,526
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)		366,000	371,875
(SOFR + 2.60%), 6.534%, 1/10/29(k)		400,000	412,593
Skandinaviska Enskilda Banken AB
5.125%, 3/5/27§		298,000	298,269
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	302,841
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§		300,000	297,970
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	522,580
Standard Chartered plc
(SOFR + 0.93%), 6.288%, 11/23/25(k)(x)§		700,000	699,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§		290,000	284,806
6.301%, 1/9/29§		500,000	512,808
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	983,584
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§		500,000	507,805
Swedbank AB
Series NC5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24(k)(m)(y)		200,000	198,000
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§		350,000	333,209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32(k)§		200,000	167,731
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25(k)		500,000	490,506
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)		500,000	477,251
(SOFR + 1.74%), 5.574%, 7/25/29(k)		500,000	505,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.79%), 6.303%, 10/23/29(k)		$100,000	$104,200
(SOFR + 1.50%), 3.350%, 3/2/33(k)		462,000	400,260
(SOFR + 1.78%), 5.499%, 1/23/35(k)		9,000	9,018
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		114,000	108,511
Wells Fargo Bank NA
(SOFR + 0.71%), 6.094%, 1/15/26(k)		250,000	250,885
(SOFR + 1.07%), 6.416%, 12/11/26(k)		400,000	404,744

			32,265,015

Capital Markets (1.1%)
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	737,643
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)		326,000	303,220
Credit Suisse AG
4.750%, 8/9/24		600,000	597,887
7.950%, 1/9/25		600,000	609,495
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)		2,020,000	1,991,543
(SOFR + 2.52%), 7.146%, 7/13/27(k)		159,000	163,531
Goldman Sachs Bank USA
(SOFR + 0.77%), 6.110%, 3/18/27(k)		500,000	499,759
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.46%), 3.272%, 9/29/25(k)		400,000	395,219
(CME Term SOFR 3 Month + 2.01%), 7.331%, 10/28/27(k)		700,000	720,867
(SOFR + 1.28%), 2.615%, 4/22/32(k)		336,000	281,851
(SOFR + 1.26%), 2.650%, 10/21/32(k)		23,000	19,161
Series P
(CME Term SOFR 3 Month + 3.14%), 8.437%, 4/29/24(k)(y)		22,000	22,027
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27(k)	EUR	229,000	227,796
(SOFR + 1.73%), 5.123%, 2/1/29(k)		$400,000	399,255
(SOFR + 1.63%), 5.449%, 7/20/29(k)		500,000	504,522
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30(k)	EUR	400,000	425,130
(SOFR + 1.18%), 2.239%, 7/21/32(k)		$89,000	72,535
Nasdaq, Inc.
5.350%, 6/28/28		300,000	303,953
Nomura Holdings, Inc.
5.709%, 1/9/26		868,000	869,669
5.842%, 1/18/28		200,000	203,044
6.181%, 1/18/33(x)		200,000	211,465
S&P Global, Inc.
4.750%, 8/1/28		16,000	15,972
4.250%, 5/1/29		71,000	69,242
Stifel Financial Corp.
4.000%, 5/15/30		900,000	817,288
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)		200,000	199,500
(SOFR + 3.34%), 6.373%, 7/15/26(k)§		399,000	401,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		700,000	702,347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§		300,000	306,122
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.250%, 11/13/28(k)(y)§		210,000	227,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35(k)§		600,000	601,969

			12,900,569

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
1.650%, 10/29/24		200,000	195,125
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 7.326%, 1/15/67(k)§		1,070,000	601,036
Ally Financial, Inc.
5.800%, 5/1/25		500,000	499,382
2.200%, 11/2/28		800,000	684,463
(SOFR + 3.26%), 6.992%, 6/13/29(k)		176,000	182,350
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26(k)		400,000	406,039
(SOFR + 1.00%), 5.098%, 2/16/28(k)		298,000	297,263
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.70%), 6.058%, 11/22/24(k)		300,000	300,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		$500,000	$497,980
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29(k)		75,000	74,705
(SOFR + 2.86%), 6.377%, 6/8/34(k)		211,000	218,803
Ford Motor Credit Co. LLC
5.125%, 6/16/25(x)		900,000	892,269
3.250%, 9/15/25	EUR	600,000	640,073
6.125%, 3/8/34		$299,000	300,498
General Motors Financial Co., Inc.
5.750%, 2/8/31		301,000	303,806
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		279,000	260,829
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	786,126

			7,141,586

Financial Services (0.2%)
Fiserv, Inc.
3.500%, 7/1/29		409,000	379,809
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$500,000	498,246
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	410,232
(SOFR + 1.29%), 2.972%, 2/16/28(k)§		385,000	358,652
Thames Water Utilities Finance plc
4.375%, 1/18/31(m)	EUR	400,000	398,765
Worldline SA
4.125%, 9/12/28(m)(x)		200,000	212,410

			2,258,114

Insurance (0.2%)
Corebridge Global Funding
5.900%, 9/19/28§		$400,000	409,746
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	592,972
5.050%, 12/7/27§		500,000	500,130
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	205,440
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	726,046
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		200,000	194,453

			2,628,787

Total Financials			57,194,071

Health Care (0.2%)
Health Care Providers & Services (0.1%)
Cigna Group (The)
4.375%, 10/15/28		165,000	160,908
CVS Health Corp.
4.300%, 3/25/28		12,000	11,703
HCA, Inc.
5.250%, 6/15/26		47,000	46,855
Humana, Inc.
5.375%, 4/15/31		82,000	82,006
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31		240,000	167,100
UnitedHealth Group, Inc.
4.250%, 1/15/29		600,000	588,515

			1,057,087

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
4.250%, 12/15/25§		1,000,000	975,418
Bayer US Finance LLC
6.125%, 11/21/26§		488,000	491,954

			1,467,372

Total Health Care			2,524,459

Industrials (0.6%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
4.875%, 5/1/25		700,000	692,351
2.196%, 2/4/26		400,000	374,756
5.930%, 5/1/60		400,000	375,061
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	239,025
HEICO Corp.
5.250%, 8/1/28		300,000	301,189
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28(x)		800,000	698,730

			2,681,112

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§		206,000	145,681
ERAC USA Finance LLC
4.600%, 5/1/28§		90,000	88,789
4.900%, 5/1/33§		225,000	220,152
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		172,340	158,822
Penske Truck Leasing Co. LP
5.350%, 3/30/29§		500,000	500,660
Ryder System, Inc.
5.375%, 3/15/29		237,000	238,972

			1,353,076

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.
4.125%, 11/2/34	EUR	240,000	272,427

Machinery (0.1%)
Cummins, Inc.
5.150%, 2/20/34		$295,000	297,113
Daimler Truck Finance North America LLC
2.000%, 12/14/26§		800,000	734,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Flowserve Corp.
2.800%, 1/15/32		$202,000	$167,585
Parker-Hannifin Corp.
3.250%, 6/14/29		121,000	111,901

			1,311,356

Trading Companies & Distributors (0.1%)
Aircastle Ltd.
4.250%, 6/15/26		5,000	4,853
5.950%, 2/15/29§		64,000	63,765
Aviation Capital Group LLC
5.500%, 12/15/24§		196,000	195,187
1.950%, 1/30/26§		192,000	179,184
1.950%, 9/20/26§		62,000	56,599
3.500%, 11/1/27§		38,000	35,347
6.750%, 10/25/28§		500,000	521,487
6.375%, 7/15/30§		114,000	117,015
TTX Co.
5.500%, 9/25/26§		300,000	300,971

			1,474,408

Total Industrials			7,092,379

Information Technology (0.4%)
IT Services (0.1%)
International Business Machines Corp.
4.500%, 2/6/26(x)		251,000	249,338
4.900%, 7/27/52		264,000	244,648
Kyndryl Holdings, Inc.
2.050%, 10/15/26		411,000	376,306

			870,292

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.
3.419%, 4/15/33§		500,000	432,157
3.469%, 4/15/34§		669,000	573,081
3.137%, 11/15/35§		578,000	465,716
4.926%, 5/15/37§		192,000	181,782
Micron Technology, Inc.
4.975%, 2/6/26		700,000	696,289

			2,349,025

Software (0.1%)
Infor, Inc.
1.750%, 7/15/25§		119,000	112,804
Oracle Corp.
4.500%, 5/6/28		200,000	196,807
4.650%, 5/6/30		200,000	196,007
UKG, Inc.
6.875%, 2/1/31§		300,000	304,500

			810,118

Technology Hardware, Storage & Peripherals (0.0%)†
Apple, Inc.
4.100%, 8/8/62		202,000	169,389
Western Digital Corp.
2.850%, 2/1/29		51,000	44,107

			213,496

Total Information Technology			4,242,931

Materials (0.1%)
Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26		800,000	746,142
WRKCo., Inc.
4.000%, 3/15/28		280,000	268,274

			1,014,416

Metals & Mining (0.0%)†
Freeport Indonesia PT
4.763%, 4/14/27§		215,000	209,732
Glencore Funding LLC
5.338%, 4/4/27§		228,000	228,413
6.500%, 10/6/33§		67,000	71,575

			509,720

Total Materials			1,524,136

Real Estate (0.6%)
Diversified REITs (0.1%)
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	595,902
4.000%, 1/15/31		66,000	58,700
3.250%, 1/15/32		176,000	148,321

			802,923

Health Care REITs (0.0%)†
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		700,000	596,418

Office REITs (0.1%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		700,000	656,555
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,000,000	980,283

			1,636,838

Real Estate Management & Development (0.1%)
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	467,501	596,912

Retail REITs (0.0%)†
Retail Opportunity Investments Partnership LP (REIT)
6.750%, 10/15/28		$400,000	414,040

Specialized REITs (0.3%)
American Tower Corp. (REIT)
3.650%, 3/15/27		80,000	76,748
5.800%, 11/15/28(x)		700,000	715,761
5.200%, 2/15/29		114,000	113,932
2.100%, 6/15/30		54,000	44,849
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		800,000	772,092
5.600%, 6/1/29		68,000	68,794
5.800%, 3/1/34		70,000	71,658
EPR Properties (REIT)
3.600%, 11/15/31		800,000	669,279
Equinix, Inc. (REIT)
2.500%, 5/15/31		800,000	665,984

			3,199,097

Total Real Estate			7,246,228

Utilities (1.1%)
Electric Utilities (0.8%)
Appalachian Power Co.
Series AA
2.700%, 4/1/31		800,000	673,798
Avangrid, Inc.
3.800%, 6/1/29		900,000	843,733
Comision Federal de Electricidad
4.688%, 5/15/29§		222,000	208,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/41		$154,000	$120,783
Edison International
3.550%, 11/15/24		600,000	591,247
Enel Finance America LLC
7.100%, 10/14/27§		600,000	635,320
Enel Finance International NV
2.250%, 7/12/31§		800,000	646,963
Eversource Energy
5.000%, 1/1/27		500,000	498,109
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 6.119%, 5/8/25(k)(x)		400,000	401,212
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	650,312
Niagara Mohawk Power Corp.
5.290%, 1/17/34§		109,000	106,705
NRG Energy, Inc.
7.000%, 3/15/33§		238,000	253,800
Pacific Gas and Electric Co.
3.500%, 6/15/25		700,000	680,633
3.150%, 1/1/26		600,000	576,592
2.950%, 3/1/26		600,000	573,204
5.550%, 5/15/29		256,000	258,345
6.400%, 6/15/33		100,000	105,406
PacifiCorp
5.300%, 2/15/31		500,000	500,668
Southern California Edison Co.
5.150%, 6/1/29		500,000	501,670
Terraform Global Operating LP
6.125%, 3/1/26§		26,000	25,542
Vistra Operations Co. LLC
6.950%, 10/15/33§		232,000	246,738

			9,099,321

Gas Utilities (0.0%)†
National Fuel Gas Co.
2.950%, 3/1/31		700,000	589,772

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28§		121,000	127,935

Multi-Utilities (0.3%)
Ameren Corp.
5.000%, 1/15/29		500,000	497,124
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	243,316
Dominion Energy, Inc. Series C
2.250%, 8/15/31(x)		800,000	653,955
DTE Energy Co.
5.100%, 3/1/29		500,000	497,622
National Grid plc
5.602%, 6/12/28		300,000	305,517
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		500,000	499,978
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	529,887

			3,227,399

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		72,000	59,868

Total Utilities			13,104,295

Total Corporate Bonds			119,367,328

Foreign Government Securities (0.8%)
Boncer Government Bond
3.750%, 5/20/24 TIPS(r)	ARS	2,576,291	2,539
Dominican Republic Government Bond
4.875%, 9/23/32§		$276,000	247,451
Federative Republic of Brazil
6.125%, 3/15/34		500,000	494,750
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	846,633
Kingdom of Saudi Arabia
4.750%, 1/16/30§		500,000	494,844
5.000%, 1/18/53§		500,000	447,500
Magyar Export-Import Bank Zrt.
6.125%, 12/4/27§		254,000	255,588
Mex Bonos Desarr Fix Rt
7.000%, 9/3/26	MXN	22,000,000	1,242,912
8.500%, 3/1/29		10,600,000	617,190
Series M 20
8.500%, 5/31/29		1,200,000	69,972
Mexican Udibonos
3.000%, 12/3/26		3,323,140	185,539
4.000%, 11/30/28		5,034,028	288,719
2.750%, 11/27/31		11,367,160	587,787
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 106.588%, 4/12/25(k)(m)(r)	ARS	240,000	262
Republic of Colombia
3.125%, 4/15/31		$235,000	187,412
Republic of Panama
9.375%, 4/1/29		190,000	212,325
Republic of Peru
6.950%, 8/12/31(m)	PEN	500,000	134,691
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	663,223
State of Israel Government Bond
5.500%, 3/12/34		$500,000	494,219
State of Qatar
5.103%, 4/23/48§		800,000	778,300
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	655,000	821,277

Total Foreign Government Securities			9,073,133

Mortgage-Backed Securities (11.3%)
FHLMC
4.170%, 4/1/28		$300,000	293,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.380%, 5/1/28	$900,000	$883,980
6.375%, 11/1/31(l)	1,100	1,105
5.500%, 1/1/35	22,026	22,567
5.500%, 7/1/35	16,685	17,048
4.000%, 7/1/44	139,789	133,821
4.000%, 2/1/46	213,225	204,269
4.500%, 10/1/48	130,069	126,344
4.500%, 11/1/48	228,938	222,310
5.000%, 11/1/48	73,207	72,867
FHLMC UMBS
3.500%, 9/1/49	269,808	245,940
3.500%, 10/1/49	261,454	238,149
3.500%, 11/1/49	100,032	91,120
3.500%, 1/1/50	392,428	358,203
2.000%, 6/1/51	197,962	157,519
2.000%, 3/1/52	1,001,042	800,285
3.000%, 3/1/52	651,294	567,517
2.500%, 4/1/52	1,152,962	964,561
3.500%, 4/1/52	92,451	82,820
4.500%, 1/1/53	65,703	62,631
5.000%, 5/1/53	410,659	401,174
5.000%, 6/1/53	754,679	737,248
4.500%, 7/1/53	312,160	297,446
4.000%, 8/1/53	855,654	793,106
4.500%, 10/1/53	874,441	833,223
5.500%, 11/1/53	194,588	193,747
4.000%, 12/1/53	96,403	89,356
4.500%, 2/1/54	3,974,411	3,787,075
FNMA
5.854%, 10/1/27(l)	2,243,019	2,234,227
6.007%, 1/1/28(l)	1,773	1,773
4.391%, 3/1/33(l)	6,267	6,099
5.905%, 1/1/36(l)	29,409	29,960
5.835%, 2/1/37(l)	39,977	40,470
6.076%, 12/1/40(l)	1,139	1,143
FNMA UMBS
9.000%, 8/1/26	29	29
2.500%, 5/1/30	4,487	4,262
2.500%, 8/1/31	177,260	166,468
2.500%, 11/1/31	259,815	243,580
2.500%, 12/1/31	96,359	90,210
2.500%, 1/1/32	236,263	222,010
2.500%, 2/1/32	12,738	11,896
5.500%, 4/1/33	20,887	21,280
5.500%, 7/1/33	19,308	19,676
5.500%, 4/1/34	10,721	10,938
5.500%, 5/1/34	7,614	7,768
5.500%, 11/1/34	30,959	31,634
5.500%, 2/1/35	114,458	116,878
4.500%, 8/1/35	4,354	4,265
5.000%, 10/1/35	8,885	8,918
5.000%, 7/1/36	9,339	9,372
5.000%, 12/1/39	25,259	25,456
4.000%, 12/1/40	87,801	84,072
4.500%, 3/1/41	11,875	11,618
4.500%, 7/1/41	1,193	1,168
3.500%, 2/1/42	56,730	52,696
3.500%, 11/1/42	619,243	575,080
3.500%, 1/1/43	102,535	95,092
3.500%, 4/1/43	358,977	332,847
4.000%, 10/1/43	343,638	327,808
3.000%, 5/1/45	30,206	26,802
3.500%, 3/1/48	664,008	607,343
3.500%, 5/1/48	562,045	513,905
4.500%, 9/1/48	270,173	262,103
3.500%, 10/1/49	274,247	249,729
3.500%, 11/1/49	213,427	194,347
3.500%, 1/1/50	346,876	316,082
3.000%, 4/1/51	1,802,989	1,555,290
2.000%, 7/1/51	1,068,472	848,850
2.000%, 12/1/51	1,495,738	1,186,890
2.500%, 1/1/52	335,195	280,554
3.000%, 2/1/52	791,099	689,338
2.500%, 3/1/52	726,527	608,095
3.000%, 3/1/52	1,023,370	891,731
3.500%, 3/1/52	196,027	175,611
2.500%, 4/1/52	726,151	606,958
2.500%, 5/1/52	992,930	830,040
4.500%, 3/1/53	58,497	55,744
5.000%, 4/1/53	750,104	732,780
4.500%, 5/1/53	478,623	458,796
5.000%, 5/1/53	551,474	538,737
5.000%, 6/1/53	475,461	464,479
4.500%, 1/1/54	1,777,717	1,693,924
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/54 TBA	1,000,000	792,109
2.500%, 4/25/54 TBA	1,360,425	1,125,858
3.000%, 4/25/54 TBA	37,000,000	31,874,923
4.000%, 4/25/54 TBA	19,800,000	18,355,218
4.500%, 4/25/54 TBA	3,000,000	2,859,141
5.000%, 4/25/54 TBA	11,100,000	10,841,578
5.500%, 4/25/54 TBA	12,248,000	12,196,328
6.500%, 4/25/54 TBA	234,639	239,735
2.500%, 5/25/54 TBA	2,900,000	2,403,262
3.500%, 5/25/54 TBA	16,600,000	14,881,641
GNMA
3.625%, 7/20/27(l)	290	284
3.000%, 5/15/43	111,613	100,816
3.000%, 7/15/45	162,690	146,126
3.000%, 5/20/46	121,346	108,892
3.500%, 10/15/49	85,128	78,212
3.500%, 1/15/50	17,668	16,233
3.500%, 2/15/50	132,126	121,351
5.500%, 4/20/53	702,370	702,669
3.000%, 4/15/54 TBA	523,093	461,834
4.500%, 4/15/54 TBA	1,486,000	1,428,882
5.000%, 4/15/54 TBA	1,875,000	1,844,238
5.500%, 4/15/54 TBA	496,000	495,961

Total Mortgage-Backed Securities		132,331,084

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	507,031
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	691,949
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	261,105
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	406,076
University of California
3.071%, 5/15/51	335,000	242,194

Total Municipal Bonds		2,108,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Government Agency Securities (48.6%)
FFCB
0.375%, 1/15/25		$5,124,000	$4,935,889
1.320%, 1/21/25		20,000,000	19,399,014
4.250%, 9/30/25		15,466,000	15,324,410
4.625%, 3/5/26		8,000,000	7,991,678
4.375%, 6/23/26		20,000,000	19,884,666
4.375%, 7/6/26		10,000,000	9,962,502
4.625%, 7/17/26		3,010,000	3,010,849
FHLB
2.750%, 12/13/24		27,030,000	26,576,566
1.000%, 12/20/24		30,000,000	29,103,360
2.375%, 3/14/25		5,500,000	5,363,943
4.625%, 6/6/25		4,555,000	4,538,901
1.875%, 9/11/26		20,000,000	18,776,950
4.625%, 11/17/26		10,500,000	10,534,679
4.125%, 1/15/27		30,300,000	30,040,662
4.000%, 6/30/28		615,000	609,749
3.250%, 11/16/28		12,910,000	12,352,018
4.750%, 12/8/28		25,290,000	25,815,175
FHLMC
1.500%, 2/12/25		42,935,000	41,625,470
5.300%, 2/24/25		1,900,000	1,897,844
5.375%, 4/24/25		800,000	799,565
0.375%, 7/21/25		30,000,000	28,325,961
0.375%, 9/23/25		30,000,000	28,098,615
0.800%, 10/28/26		3,000,000	2,726,743
6.750%, 9/15/29		39,000,000	43,665,531
6.750%, 3/15/31		2,510,000	2,871,272
6.250%, 7/15/32		17,700,000	20,112,046
FNMA
1.625%, 1/7/25		30,000,000	29,208,228
1.875%, 9/24/26		25,816,000	24,193,299
6.250%, 5/15/29		4,545,000	4,951,978
7.250%, 5/15/30		10,000,000	11,583,689
0.875%, 8/5/30		30,000,000	24,358,245
6.625%, 11/15/30		10,000,000	11,298,863
Tennessee Valley Authority
3.875%, 3/15/28		20,000,000	19,702,762
7.125%, 5/1/30		13,000,000	14,898,381
1.500%, 9/15/31		6,700,000	5,482,474
Series B
4.700%, 7/15/33		7,658,000	7,880,992

Total U.S. Government Agency Securities			567,902,969

U.S. Treasury Obligations (28.9%)
U.S. Treasury Bonds
4.250%, 5/15/39		200,000	199,719
4.375%, 11/15/39		200,000	201,937
4.625%, 2/15/40		200,000	207,344
1.375%, 11/15/40(z)		10,200,000	6,566,250
1.875%, 2/15/41		4,800,000	3,349,500
1.750%, 8/15/41		1,945,900	1,314,523
3.750%, 8/15/41		94,000	86,641
2.000%, 11/15/41		422,500	296,780
2.375%, 2/15/42		469,000	349,258
3.000%, 5/15/42		1,010,500	828,098
3.250%, 5/15/42		4,070,500	3,464,378
4.000%, 11/15/42		720,400	679,427
3.875%, 2/15/43		274,500	254,041
3.875%, 5/15/43(z)		1,300,000	1,201,936
3.625%, 8/15/43		363,600	323,774
4.375%, 8/15/43		680,100	673,087
3.750%, 11/15/43		421,000	381,200
4.750%, 11/15/43		1,519,200	1,578,306
3.625%, 2/15/44		1,055,000	937,137
3.375%, 5/15/44(w)		800,000	683,375
3.125%, 8/15/44		4,689,100	3,844,330
3.000%, 11/15/44		483,700	387,716
3.000%, 5/15/45		400,000	319,343
2.875%, 8/15/45		2,700,000	2,103,891
3.000%, 5/15/47		5,900,000	4,639,783
3.000%, 2/15/48		1,500,000	1,174,688
3.000%, 2/15/49		700,000	546,434
2.875%, 5/15/49		3,600,000	2,742,188
1.250%, 5/15/50		1,100,100	563,801
1.875%, 2/15/51		988,500	596,498
2.000%, 8/15/51		1,457,400	904,271
2.875%, 5/15/52		571,800	433,317
3.625%, 5/15/53		291,200	256,347
4.125%, 8/15/53		558,200	537,570
4.750%, 11/15/53		271,800	290,656
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS		523,892	403,028
1.000%, 2/15/49 TIPS		122,565	96,300
0.250%, 2/15/50 TIPS		359,886	227,853
0.125%, 2/15/51 TIPS		473,848	284,235
0.125%, 2/15/52 TIPS		110,792	65,393
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS		1,953,210	1,919,334
0.125%, 4/15/25 TIPS		835,814	814,919
1.250%, 4/15/28 TIPS		8,020,194	7,800,265
0.250%, 7/15/29 TIPS		1,810,524	1,671,481
0.125%, 7/15/31 TIPS		2,416,512	2,141,445
0.125%, 1/15/32 TIPS		556,300	486,893
0.625%, 7/15/32 TIPS		1,698,400	1,542,758
U.S. Treasury Notes
4.125%, 9/30/27		1,096,700	1,088,560
3.875%, 11/30/27		6,520,000	6,418,165
3.875%, 12/31/27		837,600	824,382
4.625%, 9/30/28		3,202,000	3,249,530
4.875%, 10/31/28		32,050,000	32,868,778
3.125%, 11/15/28		6,906,600	6,580,695
4.375%, 11/30/28		14,939,500	15,027,036
3.750%, 12/31/28		48,348,400	47,348,028
4.000%, 1/31/29		10,460,800	10,358,644
4.250%, 2/28/29		596,700	597,859
2.375%, 5/15/29		26,364,200	24,131,482
2.625%, 7/31/29		32,629,200	30,156,520
1.750%, 11/15/29		1,722,600	1,517,503
3.750%, 5/31/30		1,422,600	1,386,035
4.250%, 2/28/31		1,378,900	1,382,425
4.500%, 11/15/33		49,993,800	51,149,907
4.000%, 2/15/34		42,978,800	42,310,553

Total U.S. Treasury Obligations			336,767,550

Total Long-Term Debt Securities (107.4%) (Cost $1,297,417,712)			1,253,678,709

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.1%)
Federative Republic of Brazil
0.00%, 7/1/24(p)	BRL	1,700,000	330,801

	Number of Shares		Value (Note 1)
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)		1,719,143	1,719,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills
10.50%, 4/2/24(p)	$1,913,000	$1,911,885
5.71%, 4/25/24(p)	574,400	572,133
5.52%, 5/14/24(p)	645,900	641,568
5.48%, 5/23/24(p)	655,200	649,954
5.49%, 5/30/24(p)	324,200	321,262
5.41%, 6/27/24(p)	2,454,100	2,422,073
5.37%, 7/9/24(p)	246,000	242,384
5.30%, 8/29/24(p)	367,000	359,024

Total U.S. Treasury Obligations		7,120,283

Total Short-Term Investments (0.8%) (Cost $9,183,948)		9,170,227

Total Investments in Securities (108.2%) (Cost $1,306,601,660)		1,262,848,936
Other Assets Less Liabilities (-8.2%)		(95,403,726)

Net Assets (100%)		$1,167,445,210

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $104,637,002 or 9.0% of net assets.

(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $7,415,433 or 0.6% of net assets.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $206,721.

(x)	All or a portion of security is on loan at March 31, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.

(z)	All or a portion of the security is held as a Sale-Buyback position.

(xx)	At March 31, 2024, the Portfolio had loaned securities with a total value of $1,675,274. This was collateralized by cash of $1,719,143 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

ASX — Australian Securities Exchange

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	26	6/2024	EUR	3,741,322	54,524
U.S. Treasury 5 Year Note	225	6/2024	USD	24,078,516	51,333
U.S. Treasury 10 Year Note	2	6/2024	USD	221,594	685
U.S. Treasury 10 Year Ultra Note	39	6/2024	USD	4,469,766	21,663
U.S. Treasury Long Bond	1	6/2024	USD	120,437	(1)
U.S. Treasury Ultra Bond	42	6/2024	USD	5,418,000	91,035

					219,239

Short Contracts
Euro-BTP	(4)	6/2024	EUR	(513,576)	(7,187)
Euro-OAT	(3)	6/2024	EUR	(414,829)	(3,869)
Japan 10 Year Bond	(10)	6/2024	JPY	(9,636,676)	(15,800)
Long Gilt	(14)	6/2024	GBP	(1,765,950)	(8,297)
U.S. Treasury 10 Year Ultra Note	(173)	6/2024	USD	(19,827,422)	(140,605)
U.S. Treasury Long Bond	(44)	6/2024	USD	(5,299,250)	(119,347)
U.S. Treasury Ultra Bond	(35)	6/2024	USD	(4,515,000)	(132,937)

					(428,042)

					(208,803)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,302,729	USD	846,525	Barclays Bank plc	4/2/2024	2,398
USD	542,688	AUD	822,000	Goldman Sachs Bank USA	4/2/2024	7,031
USD	489,639	BRL	2,441,015	Deutsche Bank AG**	4/2/2024	2,935
USD	121,244	DKK	834,108	Bank of America	4/2/2024	601
USD	14,501	DKK	99,526	JPMorgan Chase Bank	4/2/2024	106
USD	427,409	EUR	394,000	Bank of America	4/2/2024	2,342
USD	10,518,076	EUR	9,677,000	Deutsche Bank AG	4/2/2024	78,045
USD	3,831,889	GBP	3,026,472	Bank of America	4/2/2024	12,027
USD	121,711	GBP	95,000	Barclays Bank plc	4/2/2024	1,806
USD	231,998	GBP	181,000	Deutsche Bank AG	4/2/2024	3,549
USD	6,153,630	GBP	4,854,642	Goldman Sachs Bank USA	4/2/2024	26,343
USD	253,948	GBP	199,000	JPMorgan Chase Bank	4/2/2024	2,780
USD	46,764	JPY	7,000,000	JPMorgan Chase Bank	4/2/2024	523
USD	536,601	AUD	818,551	Bank of America	5/2/2024	2,732
USD	364,012	CAD	492,333	JPMorgan Chase Bank	5/2/2024	387
USD	59,786	DKK	409,971	Bank of America	5/2/2024	400
USD	76,126	DKK	525,000	Barclays Bank plc	5/2/2024	77
USD	10,192,987	EUR	9,377,000	Bank of America	5/2/2024	64,449
USD	385,056	EUR	355,000	JPMorgan Chase Bank	5/2/2024	1,604
BRL	2,702,668	USD	535,925	Deutsche Bank AG**	5/3/2024	1,274
USD	874,850	EUR	798,687	BNP Paribas	6/12/2024	10,690
MXN	4,198,539	USD	247,160	Barclays Bank plc	6/20/2024	2,224
USD	112,146	MXN	1,884,000	Bank of America	6/20/2024	241
USD	254,627	MYR	1,188,496	Goldman Sachs Bank USA**	6/20/2024	2,230
USD	155,757	PEN	576,503	Deutsche Bank AG**	6/20/2024	1,001
USD	528,000	TWD	16,383,840	Barclays Bank plc**	6/20/2024	11,340
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	5,097
USD	100,648	BRL	500,000	JPMorgan Chase Bank**	7/2/2024	1,825

Total unrealized appreciation						246,057

AUD	818,551	USD	536,151	Bank of America	4/2/2024	(2,742)
BRL	5,134,394	USD	1,038,397	JPMorgan Chase Bank**	4/2/2024	(14,672)
DKK	410,587	USD	59,786	Bank of America	4/2/2024	(400)
EUR	9,377,000	USD	10,180,609	Bank of America	4/2/2024	(64,232)
EUR	694,000	USD	759,897	Barclays Bank plc	4/2/2024	(11,175)
GBP	196,000	USD	247,458	Barclays Bank plc	4/2/2024	(77)
USD	1,299,283	AUD	1,999,000	Deutsche Bank AG	4/2/2024	(3,365)
USD	535,925	BRL	2,693,986	Deutsche Bank AG**	4/2/2024	(1,218)
USD	364,747	CAD	495,529	Barclays Bank plc	4/2/2024	(1,079)
USD	40,341	GBP	32,000	Barclays Bank plc	4/2/2024	(48)
USD	454,660	AUD	699,720	Barclays Bank plc	5/2/2024	(1,706)
USD	10,338,597	GBP	8,192,114	JPMorgan Chase Bank	5/2/2024	(2,776)
IDR	3,305,747,380	USD	212,964	Bank of America**	6/20/2024	(4,913)
IDR	5,557,900,590	USD	351,915	JPMorgan Chase Bank**	6/20/2024	(2,122)
USD	467,594	MXN	7,902,000	Goldman Sachs Bank USA	6/20/2024	(1,767)
USD	1,471,227	MXN	24,982,170	JPMorgan Chase Bank	6/20/2024	(12,657)
BRL	2,462,138	USD	489,639	Deutsche Bank AG**	7/2/2024	(3,006)

Total unrealized depreciation						(127,955)

Net unrealized appreciation						118,102

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$40,360,212	$—	$40,360,212
Collateralized Mortgage Obligations	—	29,834,055	—	29,834,055
Commercial Mortgage-Backed Securities	—	15,934,023	—	15,934,023
Corporate Bonds
Communication Services	—	5,513,295	—	5,513,295
Consumer Discretionary	—	9,822,630	—	9,822,630
Consumer Staples	—	4,839,703	—	4,839,703
Energy	—	6,263,201	—	6,263,201
Financials	—	57,194,071	—	57,194,071
Health Care	—	2,524,459	—	2,524,459
Industrials	—	7,092,379	—	7,092,379
Information Technology	—	4,242,931	—	4,242,931
Materials	—	1,524,136	—	1,524,136
Real Estate	—	7,246,228	—	7,246,228
Utilities	—	13,104,295	—	13,104,295
Foreign Government Securities	—	9,070,332	2,801	9,073,133
Forward Currency Contracts	—	246,057	—	246,057
Futures	219,240	—	—	219,240
Mortgage-Backed Securities	—	132,331,084	—	132,331,084
Municipal Bonds	—	2,108,355	—	2,108,355
Short-Term Investments
Foreign Government Treasury Bill	—	330,801	—	330,801
Investment Company	1,719,143	—	—	1,719,143
U.S. Treasury Obligations	—	7,120,283	—	7,120,283
U.S. Government Agency Securities	—	567,902,969	—	567,902,969
U.S. Treasury Obligations	—	336,767,550	—	336,767,550

Total Assets	$1,938,383	$1,261,373,049	$2,801	$1,263,314,233

Liabilities:
Forward Currency Contracts	$—	$(127,955)	$—	$(127,955)
Futures	$(428,043)	$—	$—	$(428,043)

Total Liabilities	$(428,043)	$(127,955)	$—	$(555,998)

Total	$1,510,340	$1,261,245,094	$2,801	$1,262,758,235

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,470,379
Aggregate gross unrealized depreciation	(59,830,774)

Net unrealized depreciation	$(54,360,395)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,317,118,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	6,600	$221,826
AST SpaceMobile, Inc., Class A(x)*	31,520	91,408
ATN International, Inc.	5,500	173,277
Bandwidth, Inc., Class A*	17,680	322,837
Cogent Communications Holdings, Inc.	23,425	1,530,355
Consolidated Communications Holdings, Inc.*	46,711	201,791
Globalstar, Inc.*	315,400	463,638
IDT Corp., Class B	10,100	381,881
Liberty Latin America Ltd., Class A*	24,100	167,977
Liberty Latin America Ltd., Class C*	87,619	612,457
Lumen Technologies, Inc.*	538,510	840,076
Ooma, Inc.*	13,070	111,487
Shenandoah Telecommunications Co.	26,948	468,087

		5,587,097

Entertainment (0.4%)
Atlanta Braves Holdings, Inc., Class A*	8,500	356,150
Atlanta Braves Holdings, Inc., Class C*	24,540	958,532
Cinemark Holdings, Inc.*	62,100	1,115,937
Eventbrite, Inc., Class A*	36,900	202,212
IMAX Corp.*	27,100	438,207
Lions Gate Entertainment Corp., Class A*	30,300	301,485
Lions Gate Entertainment Corp., Class B*	59,900	557,669
Loop Media, Inc.(x)*	3,120	1,143
Madison Square Garden Entertainment Corp., Class A*	23,096	905,594
Marcus Corp. (The)	15,640	223,027
Playstudios, Inc.*	21,030	58,463
Reservoir Media, Inc.*	4,120	32,672
Sphere Entertainment Co.*	14,716	722,261
Vivid Seats, Inc., Class A*	33,510	200,725

		6,074,077

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	52,880	600,188
Cargurus, Inc., Class A*	50,100	1,156,308
Cars.com, Inc.*	41,400	711,252
DHI Group, Inc.*	10,220	26,061
EverQuote, Inc., Class A*	15,130	280,813
fuboTV, Inc.*	191,840	303,107
Grindr, Inc.*	12,130	122,877
MediaAlpha, Inc., Class A*	13,370	272,347
Nextdoor Holdings, Inc.*	14,300	32,175
Outbrain, Inc.*	10,940	43,213
QuinStreet, Inc.*	27,250	481,235
Shutterstock, Inc.	11,000	503,910
System1, Inc.*	790	1,548
TrueCar, Inc.*	48,500	164,415
Vimeo, Inc.*	72,200	295,298
Yelp, Inc., Class A*	36,620	1,442,828
Ziff Davis, Inc.*	23,478	1,480,053
ZipRecruiter, Inc., Class A*	40,300	463,047

		8,380,675

Media (0.6%)
Advantage Solutions, Inc.*	58,050	251,357
AMC Networks, Inc., Class A*	21,230	257,520
Boston Omaha Corp., Class A*	12,940	200,052
Cardlytics, Inc.*	23,240	336,748
Clear Channel Outdoor Holdings, Inc.*	188,600	311,190
Daily Journal Corp.*	700	253,127
EchoStar Corp., Class A*	65,765	937,151
Emerald Holding, Inc.*	1,330	9,057
Entravision Communications Corp., Class A	41,990	68,864
EW Scripps Co. (The), Class A*	34,512	135,632
Gambling.com Group Ltd.*	4,560	41,633
Gannett Co., Inc.*	108,089	263,737
Gray Television, Inc.	44,400	280,608
iHeartMedia, Inc., Class A*	58,100	121,429
Integral Ad Science Holding Corp.*	24,800	247,256
John Wiley & Sons, Inc., Class A	15,130	576,907
Magnite, Inc.*	72,383	778,117
PubMatic, Inc., Class A*	21,000	498,120
Scholastic Corp.	14,960	564,142
Sinclair, Inc.	25,390	342,003
Stagwell, Inc., Class A*	57,810	359,578
TechTarget, Inc.*	15,200	502,816
TEGNA, Inc.	103,540	1,546,888
Thryv Holdings, Inc.*	16,580	368,573
Townsquare Media, Inc., Class A	640	7,027
Urban One, Inc.*	2,460	5,019
Urban One, Inc., Class A*	10,430	28,161
WideOpenWest, Inc.*	33,100	119,822

		9,412,534

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	26,000	228,280
Spok Holdings, Inc.	1,750	27,913
Telephone and Data Systems, Inc.	52,500	841,050

		1,097,243

Total Communication Services		30,551,626

Consumer Discretionary (10.8%)
Automobile Components (1.4%)
Adient plc*	49,900	1,642,708
American Axle & Manufacturing Holdings, Inc.*	62,675	461,288
Atmus Filtration Technologies, Inc.*	44,995	1,451,089
Cooper-Standard Holdings, Inc.*	2,270	37,591
Dana, Inc.	86,065	1,093,025
Dorman Products, Inc.*	15,300	1,474,767
Fox Factory Holding Corp.*	22,600	1,176,782
Gentherm, Inc.*	16,900	973,102
Goodyear Tire & Rubber Co. (The)*	164,623	2,260,274
Holley, Inc.*	22,300	99,458
LCI Industries	13,470	1,657,618
Luminar Technologies, Inc., Class A*	146,490	288,585
Modine Manufacturing Co.*	27,730	2,639,619
Patrick Industries, Inc.	11,305	1,350,608
Solid Power, Inc.*	92,790	188,364
Standard Motor Products, Inc.	12,900	432,795
Stoneridge, Inc.*	13,300	245,252
Visteon Corp.*	16,100	1,893,521
XPEL, Inc.(m)*	12,080	652,562

		20,019,008

Automobiles (0.1%)
Livewire Group, Inc.*	1,910	13,810
Winnebago Industries, Inc.	17,446	1,291,004
Workhorse Group, Inc.*	53,300	12,504

		1,317,318

Broadline Retail (0.1%)
Big Lots, Inc.*	18,000	77,940
ContextLogic, Inc., Class A*	9,564	54,419
Dillard’s, Inc., Class A(x)	2,100	990,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Savers Value Village, Inc.*	9,370	$180,654

		1,303,457

Diversified Consumer Services (1.1%)
2U, Inc.*	47,580	18,542
Adtalem Global Education, Inc.*	22,600	1,161,640
Carriage Services, Inc., Class A	8,530	230,651
Chegg, Inc.*	62,700	474,639
Coursera, Inc.*	70,150	983,503
Duolingo, Inc., Class A*	15,330	3,381,491
European Wax Center, Inc., Class A*	14,900	193,402
Frontdoor, Inc.*	41,700	1,358,586
Graham Holdings Co., Class B	2,100	1,612,128
Laureate Education, Inc.	60,100	875,657
Lincoln Educational Services Corp.*	900	9,297
Nerdy, Inc.*	22,040	64,136
OneSpaWorld Holdings Ltd.*	44,950	594,689
Perdoceo Education Corp.	38,800	681,328
Strategic Education, Inc.	12,764	1,328,988
Stride, Inc.*	23,284	1,468,056
Udemy, Inc.*	36,400	399,672
Universal Technical Institute, Inc.*	21,150	337,131
WW International, Inc.*	54,460	100,751

		15,274,287

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc., Class A*	22,190	261,620
Bally’s Corp.(x)*	13,720	191,257
Biglari Holdings, Inc., Class B*	521	98,823
BJ’s Restaurants, Inc.*	12,134	439,008
Bloomin’ Brands, Inc.	46,890	1,344,805
Bowlero Corp., Class A(x)	22,170	303,729
Brinker International, Inc.*	25,400	1,261,872
Carrols Restaurant Group, Inc.	5,510	52,400
Century Casinos, Inc.*	4,800	15,168
Cheesecake Factory, Inc. (The)	25,821	933,429
Chuy’s Holdings, Inc.*	8,900	300,197
Cracker Barrel Old Country Store, Inc.(x)	13,801	1,003,747
Dave & Buster’s Entertainment, Inc.*	18,110	1,133,686
Denny’s Corp.*	30,250	271,040
Dine Brands Global, Inc.	11,381	528,989
El Pollo Loco Holdings, Inc.*	20,130	196,066
Empire Resorts, Inc.(r)*	900	—
Everi Holdings, Inc.*	37,000	371,850
First Watch Restaurant Group, Inc.*	11,910	293,224
Global Business Travel Group I*	7,620	45,796
Golden Entertainment, Inc.	10,620	391,135
Hilton Grand Vacations, Inc.*	42,200	1,992,262
Inspired Entertainment, Inc.*	2,190	21,593
International Game Technology plc	57,600	1,301,184
Jack in the Box, Inc.	10,549	722,396
Krispy Kreme, Inc.	43,221	658,472
Kura Sushi USA, Inc., Class A(x)*	3,670	422,637
Life Time Group Holdings, Inc.*	17,000	263,840
Light & Wonder, Inc.*	49,900	5,094,291
Lindblad Expeditions Holdings, Inc.*	25,470	237,635
Monarch Casino & Resort, Inc.	6,700	502,433
Mondee Holdings, Inc., Class A(x)*	12,820	29,614
Nathan’s Famous, Inc.	400	28,320
Noodles & Co., Class A*	7,000	13,370
Papa John’s International, Inc.	18,742	1,248,217
Portillo’s, Inc., Class A*	22,690	321,744
RCI Hospitality Holdings, Inc.	3,580	207,640
Red Rock Resorts, Inc., Class A	27,200	1,627,104
Rush Street Interactive, Inc.*	39,520	257,275
Sabre Corp.*	164,400	397,848
Shake Shack, Inc., Class A*	20,300	2,111,809
Six Flags Entertainment Corp.*	38,600	1,015,952
Super Group SGHC Ltd.*	21,250	73,313
Sweetgreen, Inc., Class A*	52,321	1,321,629
Target Hospitality Corp.*	23,200	252,184
United Parks & Resorts, Inc.*	20,800	1,169,168
Xponential Fitness, Inc., Class A*	16,870	279,030

		31,008,801

Household Durables (2.4%)
Beazer Homes USA, Inc.*	16,030	525,784
Cavco Industries, Inc.*	5,000	1,995,300
Century Communities, Inc.	15,100	1,457,150
Cricut, Inc., Class A(x)	25,540	121,570
Dream Finders Homes, Inc., Class A*	12,960	566,741
Ethan Allen Interiors, Inc.	9,554	330,282
GoPro, Inc., Class A*	57,400	128,002
Green Brick Partners, Inc.*	14,800	891,404
Helen of Troy Ltd.*	12,298	1,417,221
Hovnanian Enterprises, Inc., Class A*	2,140	335,852
Installed Building Products, Inc.	13,300	3,441,109
iRobot Corp.*	16,000	140,160
KB Home	36,230	2,567,982
Landsea Homes Corp.*	5,790	84,129
La-Z-Boy, Inc.	28,309	1,064,985
Legacy Housing Corp.*	3,340	71,877
LGI Homes, Inc.*	13,000	1,512,810
Lovesac Co. (The)*	12,550	283,630
M.D.C. Holdings, Inc.	30,274	1,904,537
M/I Homes, Inc.*	16,300	2,221,527
Meritage Homes Corp.	19,489	3,419,540
Purple Innovation, Inc., Class A	34,040	59,230
Skyline Champion Corp.*	28,700	2,439,787
Snap One Holdings Corp.*	5,990	51,634
Sonos, Inc.*	65,753	1,253,252
Taylor Morrison Home Corp., Class A*	56,920	3,538,716
Traeger, Inc.*	10,160	25,705
Tri Pointe Homes, Inc.*	51,461	1,989,482
Vizio Holding Corp., Class A*	35,400	387,276
Worthington Enterprises, Inc.	16,140	1,004,392

		35,231,066

Leisure Products (0.4%)
Acushnet Holdings Corp.	15,600	1,028,820
Clarus Corp.	23,034	155,479
Funko, Inc., Class A*	32,030	199,867
Johnson Outdoors, Inc., Class A	3,790	174,757
Latham Group, Inc.*	33,850	134,046
Malibu Boats, Inc., Class A*	12,000	519,360
Marine Products Corp.	3,750	44,062
MasterCraft Boat Holdings, Inc.*	8,120	192,606
Smith & Wesson Brands, Inc.	22,035	382,528
Solo Brands, Inc., Class A*	13,880	30,120
Sturm Ruger & Co., Inc.	10,700	493,805
Topgolf Callaway Brands Corp.*	70,563	1,141,004
Vista Outdoor, Inc.*	28,200	924,396

		5,420,850

Specialty Retail (2.7%)
1-800-Flowers.com, Inc., Class A*	14,190	153,678
Aaron’s Co., Inc. (The)	14,300	107,250
Abercrombie & Fitch Co., Class A*	25,500	3,195,915
Academy Sports & Outdoors, Inc.	39,400	2,661,076
American Eagle Outfitters, Inc.	97,640	2,518,136
America’s Car-Mart, Inc.*	2,500	159,675
Arko Corp.	49,660	283,062
Asbury Automotive Group, Inc.*	11,542	2,721,373
Beyond, Inc.*	23,300	836,703
Boot Barn Holdings, Inc.*	15,700	1,493,855
Buckle, Inc. (The)	16,339	657,971
Build-A-Bear Workshop, Inc.	4,530	135,311

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Caleres, Inc.	18,863	$773,949
Camping World Holdings, Inc., Class A	19,000	529,150
CarParts.com, Inc.*	24,500	39,690
Carvana Co.(x)*	55,190	4,851,753
Cato Corp. (The), Class A	13,523	78,028
Children’s Place, Inc. (The)*	7,700	88,858
Designer Brands, Inc., Class A	22,100	241,553
Destination XL Group, Inc.*	13,650	49,140
Duluth Holdings, Inc., Class B(x)*	700	3,430
EVgo, Inc., Class A(x)*	57,000	143,070
Foot Locker, Inc.	41,900	1,194,150
Genesco, Inc.*	12,487	351,384
Group 1 Automotive, Inc.	7,507	2,193,771
GrowGeneration Corp.*	28,000	80,080
Guess?, Inc.	17,200	541,284
Haverty Furniture Cos., Inc.	7,570	258,288
Hibbett, Inc.	6,255	480,446
J Jill, Inc.*	630	20,141
Lands’ End, Inc.*	1,300	14,157
Leslie’s, Inc.*	94,900	616,850
MarineMax, Inc.*	11,500	382,490
Monro, Inc.	17,704	558,384
National Vision Holdings, Inc.*	44,892	994,807
ODP Corp. (The)*	16,780	890,179
OneWater Marine, Inc., Class A*	2,260	63,619
PetMed Express, Inc.(x)	4,700	22,513
Revolve Group, Inc., Class A*	18,600	393,762
Sally Beauty Holdings, Inc.*	68,800	854,496
Shoe Carnival, Inc.	13,000	476,320
Signet Jewelers Ltd.	23,370	2,338,636
Sleep Number Corp.*	12,400	198,772
Sonic Automotive, Inc., Class A	7,845	446,694
Sportsman’s Warehouse Holdings, Inc.*	16,100	50,071
Stitch Fix, Inc., Class A*	87,260	230,366
Tilly’s, Inc., Class A*	1,500	10,200
Torrid Holdings, Inc.*	6,350	30,988
Upbound Group, Inc.	34,203	1,204,288
Urban Outfitters, Inc.*	33,560	1,457,175
Warby Parker, Inc., Class A*	42,100	572,981
Winmark Corp.	1,500	542,550
Zumiez, Inc.*	13,720	208,407

		39,400,875

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A*	3,200	2,221
Figs, Inc., Class A*	64,300	320,214
G-III Apparel Group Ltd.*	24,300	704,943
Hanesbrands, Inc.*	188,060	1,090,748
Kontoor Brands, Inc.	29,340	1,767,735
Movado Group, Inc.	7,950	222,044
Oxford Industries, Inc.	8,800	989,120
Steven Madden Ltd.	39,530	1,671,328
Wolverine World Wide, Inc.	45,080	505,347

		7,273,700

Total Consumer Discretionary		156,249,362

Consumer Staples (3.3%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	2,700	2,285,307
Duckhorn Portfolio, Inc. (The)*	27,340	254,535
MGP Ingredients, Inc.	8,470	729,521
National Beverage Corp.*	10,900	517,314
Primo Water Corp.	90,700	1,651,647
Vita Coco Co., Inc. (The)*	20,150	492,265
Zevia PBC, Class A*	4,740	5,546

		5,936,135

Consumer Staples Distribution & Retail (0.6%)
Andersons, Inc. (The)	16,309	935,647
Chefs’ Warehouse, Inc. (The)*	18,830	709,138
HF Foods Group, Inc.*	12,820	44,870
Ingles Markets, Inc., Class A	7,600	582,768
Natural Grocers by Vitamin Cottage, Inc.	15,110	272,736
PriceSmart, Inc.	13,622	1,144,248
SpartanNash Co.	16,870	340,943
Sprouts Farmers Market, Inc.*	53,390	3,442,587
United Natural Foods, Inc.*	28,688	329,625
Village Super Market, Inc., Class A	6,810	194,834
Weis Markets, Inc.	8,451	544,244

		8,541,640

Food Products (0.9%)
Alico, Inc.	2,210	64,709
B&G Foods, Inc.	41,590	475,790
Benson Hill, Inc.(x)*	45,240	9,071
Beyond Meat, Inc.*	37,910	313,895
BRC, Inc., Class A(x)*	50,450	215,926
Calavo Growers, Inc.	8,040	223,592
Cal-Maine Foods, Inc.	21,964	1,292,581
Dole plc	38,210	455,845
Forafric Global plc(x)*	680	7,045
Fresh Del Monte Produce, Inc.	18,604	482,030
Hain Celestial Group, Inc. (The)*	69,090	543,047
J & J Snack Foods Corp.	8,703	1,258,106
John B Sanfilippo & Son, Inc.	4,740	502,061
Lancaster Colony Corp.	10,837	2,250,086
Limoneira Co.(x)	2,300	44,988
Mission Produce, Inc.*	19,870	235,857
Seneca Foods Corp., Class A*	7,960	452,924
Simply Good Foods Co. (The)*	48,000	1,633,440
SunOpta, Inc.*	75,190	516,555
TreeHouse Foods, Inc.*	27,000	1,051,650
Utz Brands, Inc.	38,520	710,309
Vital Farms, Inc.*	17,910	416,407
Westrock Coffee Co.*	5,030	51,960

		13,207,874

Household Products (0.3%)
Central Garden & Pet Co., Class A*	31,201	1,151,941
Energizer Holdings, Inc.	35,300	1,039,232
Oil-Dri Corp. of America	1,290	96,182
WD-40 Co.	6,737	1,706,550

		3,993,905

Personal Care Products (1.0%)
Beauty Health Co. (The)*	3,300	14,652
BellRing Brands, Inc.*	72,925	4,304,763
e.l.f. Beauty, Inc.*	28,760	5,637,823
Edgewell Personal Care Co.	30,300	1,170,792
Herbalife Ltd.*	49,900	501,495
Inter Parfums, Inc.	9,200	1,292,692
Medifast, Inc.	6,100	233,752
Nature’s Sunshine Products, Inc.*	3,330	69,164
Nu Skin Enterprises, Inc., Class A	25,800	356,814
USANA Health Sciences, Inc.*	6,270	304,095
Waldencast plc, Class A(x)*	2,090	13,585

		13,899,627

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	1,290	7,908
Turning Point Brands, Inc.	10,650	312,045
Universal Corp.	14,253	737,165
Vector Group Ltd.	78,308	858,255

		1,915,373

Total Consumer Staples		47,494,554

Energy (7.2%)
Energy Equipment & Services (2.5%)
Archrock, Inc.	71,400	1,404,438
Atlas Energy Solutions, Inc.	12,460	281,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Borr Drilling Ltd.(x)	105,400	$721,990
Bristow Group, Inc., Class A*	8,466	230,275
Cactus, Inc., Class A	34,520	1,729,107
ChampionX Corp.	107,900	3,872,531
Core Laboratories, Inc.	25,050	427,854
Diamond Offshore Drilling, Inc.*	50,400	687,456
DMC Global, Inc.*	14,950	291,376
Dril-Quip, Inc.*	21,800	491,154
Expro Group Holdings NV*	47,519	948,955
Forum Energy Technologies, Inc.*	780	15,584
Helix Energy Solutions Group, Inc.*	79,900	866,116
Helmerich & Payne, Inc.	54,700	2,300,682
KLX Energy Services Holdings, Inc.*	2,310	17,879
Kodiak Gas Services, Inc.(x)	2,260	61,788
Liberty Energy, Inc., Class A	91,360	1,892,979
Mammoth Energy Services, Inc.*	1,520	5,533
Nabors Industries Ltd.*	3,600	310,068
Newpark Resources, Inc.*	57,902	418,053
Noble Corp. plc	57,523	2,789,290
Oceaneering International, Inc.*	55,500	1,298,700
Oil States International, Inc.*	41,400	255,024
Patterson-UTI Energy, Inc.	190,555	2,275,227
ProFrac Holding Corp., Class A*	15,720	131,419
ProPetro Holding Corp.*	45,500	367,640
Ranger Energy Services, Inc., Class A	1,710	19,306
RPC, Inc.	37,300	288,702
SEACOR Marine Holdings, Inc.*	3,680	51,299
Seadrill Ltd.*	27,000	1,358,100
Select Water Solutions, Inc., Class A	37,900	349,817
Solaris Oilfield Infrastructure, Inc., Class A	29,170	252,904
TETRA Technologies, Inc.*	79,550	352,407
Tidewater, Inc.*	24,840	2,285,280
US Silica Holdings, Inc.*	39,800	493,918
Valaris Ltd.*	33,390	2,512,931
Weatherford International plc*	38,100	4,397,502

		36,455,129

Oil, Gas & Consumable Fuels (4.7%)
Amplify Energy Corp.*	30,900	204,249
Ardmore Shipping Corp.	14,520	238,418
Berry Corp.	38,200	307,510
California Resources Corp.	37,280	2,054,128
Callon Petroleum Co.*	32,730	1,170,425
Centrus Energy Corp., Class A*	6,460	268,284
Chord Energy Corp.	22,329	3,979,921
Civitas Resources, Inc.	43,711	3,318,102
Clean Energy Fuels Corp.*	90,259	241,894
CNX Resources Corp.*	87,250	2,069,570
Comstock Resources, Inc.	47,600	441,728
CONSOL Energy, Inc.	16,700	1,398,792
Crescent Energy Co., Class A	41,230	490,637
CVR Energy, Inc.	12,960	462,154
Delek US Holdings, Inc.	33,827	1,039,842
DHT Holdings, Inc.	61,900	711,850
Dorian LPG Ltd.	21,738	836,043
Empire Petroleum Corp.*	2,260	11,549
Encore Energy Corp.(x)*	87,390	382,768
Energy Fuels, Inc.*	75,100	472,379
Equitrans Midstream Corp.	233,420	2,915,416
Evolution Petroleum Corp.	3,880	23,823
Excelerate Energy, Inc., Class A	13,370	214,187
FLEX LNG Ltd.	14,400	366,192
FutureFuel Corp.	25,710	206,965
Gevo, Inc.*	188,190	144,662
Golar LNG Ltd.	55,400	1,332,924
Granite Ridge Resources, Inc.	10,500	68,250
Green Plains, Inc.*	26,600	614,992
Gulfport Energy Corp.*	6,000	960,720
Hallador Energy Co.*	1,930	10,287
HighPeak Energy, Inc.	16,160	254,843
International Seaways, Inc.	24,804	1,319,573
Jura Energy Corp.*	690	15
Kinetik Holdings, Inc., Class A	13,340	531,866
Kosmos Energy Ltd.*	234,000	1,394,640
Magnolia Oil & Gas Corp., Class A(x)	97,980	2,542,581
Matador Resources Co.	58,900	3,932,753
Murphy Oil Corp.	80,100	3,660,570
NACCO Industries, Inc., Class A	1,250	37,750
NextDecade Corp.*	43,450	246,796
Nordic American Tankers Ltd.	131,701	516,268
Northern Oil & Gas, Inc.	47,090	1,868,531
Overseas Shipholding Group, Inc., Class A	13,670	87,488
Par Pacific Holdings, Inc.*	29,560	1,095,494
PBF Energy, Inc., Class A	57,250	3,295,882
Peabody Energy Corp.	60,400	1,465,304
Permian Resources Corp.	244,023	4,309,446
PrimeEnergy Resources Corp.*	60	6,015
REX American Resources Corp.*	9,900	581,229
Riley Exploration Permian, Inc.	7,320	241,560
Ring Energy, Inc.*	142,680	279,653
SandRidge Energy, Inc.	17,900	260,803
Scorpio Tankers, Inc.	25,930	1,855,291
SFL Corp. Ltd.	51,605	680,154
SilverBow Resources, Inc.*	9,800	334,572
Sitio Royalties Corp., Class A	43,125	1,066,050
SM Energy Co.	61,700	3,075,745
Talos Energy, Inc.*	74,430	1,036,810
Teekay Corp.*	38,510	280,353
Teekay Tankers Ltd., Class A	10,500	613,305
Tellurian, Inc.(x)*	257,200	170,112
Uranium Energy Corp.*	200,080	1,350,540
VAALCO Energy, Inc.	72,790	507,346
Verde Clean Fuels, Inc.(x)*	460	1,840
Vertex Energy, Inc.*	30,650	42,910
Vital Energy, Inc.*	12,490	656,225
Vitesse Energy, Inc.	13,700	325,101
W&T Offshore, Inc.	78,444	207,877
World Kinect Corp.	37,600	994,520

		68,086,472

Total Energy		104,541,601

Financials (15.7%)
Banks (8.2%)
1st Source Corp.	8,822	462,449
ACNB Corp.	1,910	71,816
Amalgamated Financial Corp.	13,690	328,560
Amerant Bancorp, Inc., Class A	13,500	314,415
American National Bankshares, Inc.	5,800	277,008
Ameris Bancorp	37,094	1,794,608
Ames National Corp.	550	11,099
Arrow Financial Corp.	11,121	278,247
Associated Banc-Corp.	78,600	1,690,686
Atlantic Union Bankshares Corp.	40,774	1,439,730
Axos Financial, Inc.*	29,070	1,570,943
Banc of California, Inc.	73,407	1,116,520
BancFirst Corp.	14,000	1,232,420
Bancorp, Inc. (The)*	29,900	1,000,454
Bank First Corp.	4,990	432,483
Bank of Hawaii Corp.(x)	20,960	1,307,694
Bank of Marin Bancorp	11,210	187,992
Bank of NT Butterfield & Son Ltd. (The)	31,000	991,690
Bank7 Corp.	300	8,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
BankUnited, Inc.	43,400	$1,215,200
Bankwell Financial Group, Inc.	900	23,346
Banner Corp.	17,800	854,400
Bar Harbor Bankshares	8,226	217,824
BayCom Corp.	4,000	82,440
BCB Bancorp, Inc.	4,650	48,592
Berkshire Hills Bancorp, Inc.	25,770	590,648
Blue Foundry Bancorp*	7,990	74,786
Blue Ridge Bankshares, Inc.	3,510	9,442
Bridgewater Bancshares, Inc.*	12,500	145,500
Brookline Bancorp, Inc.	42,080	419,117
Burke & Herbert Financial Services Corp.(x)	1,920	107,578
Business First Bancshares, Inc.	9,060	201,857
Byline Bancorp, Inc.	11,850	257,382
C&F Financial Corp.	160	7,840
Cadence Bank	97,140	2,817,060
Cambridge Bancorp	3,610	246,058
Camden National Corp.	6,960	233,299
Capital Bancorp, Inc.	2,070	43,118
Capital City Bank Group, Inc.	6,860	190,022
Capitol Federal Financial, Inc.	78,900	470,244
Capstar Financial Holdings, Inc.	7,490	150,549
Carter Bankshares, Inc.*	9,810	123,998
Cathay General Bancorp	35,037	1,325,450
Central Pacific Financial Corp.	15,110	298,423
Central Valley Community Bancorp	470	9,348
Chemung Financial Corp.	210	8,921
ChoiceOne Financial Services, Inc.	320	8,752
Citizens & Northern Corp.	7,482	140,512
Citizens Financial Services, Inc.	900	44,280
City Holding Co.	8,550	891,081
Civista Bancshares, Inc.	2,850	43,833
CNB Financial Corp.	11,360	231,630
Coastal Financial Corp.*	5,060	196,682
Codorus Valley Bancorp, Inc.	330	7,511
Colony Bankcorp, Inc.	3,010	34,615
Columbia Financial, Inc.*	18,780	323,204
Community Bank System, Inc.	28,302	1,359,345
Community Trust Bancorp, Inc.	6,595	281,277
ConnectOne Bancorp, Inc.	15,300	298,350
CrossFirst Bankshares, Inc.*	19,510	270,018
Customers Bancorp, Inc.*	13,600	721,616
CVB Financial Corp.	76,087	1,357,392
Dime Community Bancshares, Inc.	17,832	343,444
Eagle Bancorp, Inc.	15,450	362,921
Eastern Bankshares, Inc.	93,258	1,285,095
Enterprise Bancorp, Inc.	6,720	174,518
Enterprise Financial Services Corp.	17,927	727,119
Equity Bancshares, Inc., Class A	8,680	298,332
Esquire Financial Holdings, Inc.	2,590	122,947
ESSA Bancorp, Inc.	520	9,480
Evans Bancorp, Inc.	350	10,451
Farmers & Merchants Bancorp, Inc.	4,870	108,552
Farmers National Banc Corp.	17,900	239,144
FB Financial Corp.	19,016	716,143
Fidelity D&D Bancorp, Inc.(x)	210	10,170
Financial Institutions, Inc.	10,860	204,385
First Bancorp (Nasdaq Stock Exchange)	19,950	720,594
First Bancorp (New York Stock Exchange)	98,900	1,734,706
First Bancorp, Inc. (The)	6,169	152,004
First Bancshares, Inc. (The)	23,460	608,787
First Bank	2,090	28,717
First Busey Corp.	29,559	710,894
First Business Financial Services, Inc.	1,240	46,500
First Commonwealth Financial Corp.	51,413	715,669
First Community Bankshares, Inc.	7,920	274,270
First Community Corp.(x)	420	7,321
First Financial Bancorp	54,043	1,211,644
First Financial Bankshares, Inc.	73,748	2,419,672
First Financial Corp.	6,050	231,896
First Foundation, Inc.	42,820	323,291
First Interstate BancSystem, Inc., Class A	44,206	1,202,845
First Merchants Corp.	28,377	990,357
First Mid Bancshares, Inc.	9,400	307,192
First of Long Island Corp. (The)	17,525	194,352
First Western Financial, Inc.*	790	11,518
Five Star Bancorp	4,380	98,550
Flushing Financial Corp.	18,132	228,645
FS Bancorp, Inc.	300	10,413
Fulton Financial Corp.	81,940	1,302,027
FVCBankcorp, Inc.*	2,815	34,287
German American Bancorp, Inc.	11,850	410,484
Glacier Bancorp, Inc.	57,638	2,321,659
Great Southern Bancorp, Inc.	4,510	247,238
Greene County Bancorp, Inc.(x)	4,080	117,463
Guaranty Bancshares, Inc.	4,210	127,816
Hancock Whitney Corp.	49,287	2,269,173
Hanmi Financial Corp.	14,880	236,890
HarborOne Bancorp, Inc.	23,234	247,674
HBT Financial, Inc.	6,990	133,090
Heartland Financial USA, Inc.	20,200	710,030
Heritage Commerce Corp.	30,500	261,690
Heritage Financial Corp.	26,162	507,281
Hilltop Holdings, Inc.	25,900	811,188
Hingham Institution For Savings (The)(x)	1,210	211,097
Home Bancorp, Inc.	5,130	196,530
Home BancShares, Inc.	95,901	2,356,288
HomeStreet, Inc.	22,520	338,926
HomeTrust Bancshares, Inc.	9,150	250,161
Hope Bancorp, Inc.	74,114	853,052
Horizon Bancorp, Inc.	22,540	289,188
Independent Bank Corp.	12,440	315,354
Independent Bank Corp./MA	25,437	1,323,233
Independent Bank Group, Inc.	18,155	828,776
International Bancshares Corp.	31,590	1,773,463
John Marshall Bancorp, Inc.	3,310	59,315
Kearny Financial Corp.	54,331	349,892
Lakeland Bancorp, Inc.	31,035	375,523
Lakeland Financial Corp.	13,900	921,848
LCNB Corp.(x)	340	5,420
Live Oak Bancshares, Inc.	17,600	730,576
Macatawa Bank Corp.	18,110	177,297
MainStreet Bancshares, Inc.	490	8,898
Mercantile Bank Corp.	7,330	282,132
Metrocity Bankshares, Inc.	8,110	202,426
Metropolitan Bank Holding Corp.*	14,190	546,315
Mid Penn Bancorp, Inc.	4,810	96,248
Middlefield Banc Corp.	370	8,836
Midland States Bancorp, Inc.	10,810	271,655
MidWestOne Financial Group, Inc.	9,230	216,351
MVB Financial Corp.	4,210	93,925
National Bank Holdings Corp., Class A	23,100	833,217
National Bankshares, Inc.	260	8,687
NBT Bancorp, Inc.	24,682	905,336
Nicolet Bankshares, Inc.	6,200	533,138
Northeast Bank	3,630	200,884
Northeast Community Bancorp, Inc.	1,730	27,213
Northfield Bancorp, Inc.	20,943	203,566
Northrim Bancorp, Inc.	430	21,719
Northwest Bancshares, Inc.	65,110	758,532
Norwood Financial Corp.(x)	440	11,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Oak Valley Bancorp	380	$9,416
OceanFirst Financial Corp.	33,679	552,672
OFG Bancorp	24,000	883,440
Old National Bancorp	149,472	2,602,308
Old Second Bancorp, Inc.	18,550	256,732
Orange County Bancorp, Inc.	300	13,800
Origin Bancorp, Inc.	15,590	487,032
Orrstown Financial Services, Inc.	1,170	31,321
Pacific Premier Bancorp, Inc.	48,933	1,174,392
Park National Corp.	7,748	1,052,566
Parke Bancorp, Inc.	1,190	20,498
Pathward Financial, Inc.	13,950	704,196
PCB Bancorp	3,300	53,889
Peapack-Gladstone Financial Corp.	7,850	190,990
Penns Woods Bancorp, Inc.	380	7,376
Peoples Bancorp, Inc.	17,308	512,490
Peoples Financial Services Corp.	4,420	190,546
Plumas Bancorp	260	9,565
Ponce Financial Group, Inc.*	1,650	14,685
Preferred Bank	6,900	529,713
Premier Financial Corp.	19,333	392,460
Primis Financial Corp.	11,780	143,363
Princeton Bancorp, Inc.	270	8,311
Provident Financial Services, Inc.	40,315	587,390
QCR Holdings, Inc.	12,600	765,324
RBB Bancorp	7,600	136,876
Red River Bancshares, Inc.	1,760	87,630
Renasant Corp.	32,481	1,017,305
Republic Bancorp, Inc., Class A	4,860	247,860
S&T Bancorp, Inc.	21,157	678,717
Sandy Spring Bancorp, Inc.	26,748	620,019
Seacoast Banking Corp. of Florida	45,019	1,143,032
ServisFirst Bancshares, Inc.	25,400	1,685,544
Shore Bancshares, Inc.	6,545	75,267
Sierra Bancorp	9,296	187,779
Simmons First National Corp., Class A	63,529	1,236,274
SmartFinancial, Inc.	4,750	100,082
South Plains Financial, Inc.	5,530	147,983
Southern First Bancshares, Inc.*	4,200	133,392
Southern Missouri Bancorp, Inc.	5,880	257,015
Southern States Bancshares, Inc.	500	12,960
Southside Bancshares, Inc.	16,189	473,204
SouthState Corp.	40,686	3,459,531
Stellar Bancorp, Inc.	24,904	606,661
Sterling Bancorp, Inc.*	3,430	17,699
Stock Yards Bancorp, Inc.	14,850	726,313
Summit Financial Group, Inc.	7,300	198,268
Texas Capital Bancshares, Inc.*	24,700	1,520,285
Third Coast Bancshares, Inc.*	2,570	51,451
Timberland Bancorp, Inc.	430	11,576
Tompkins Financial Corp.	8,400	422,436
Towne Bank	43,921	1,232,423
TriCo Bancshares	22,112	813,279
Triumph Financial, Inc.*	12,300	975,636
TrustCo Bank Corp.	7,630	214,861
Trustmark Corp.	38,880	1,092,917
UMB Financial Corp.	25,618	2,228,510
United Bankshares, Inc.	66,864	2,393,063
United Community Banks, Inc.	61,780	1,626,050
Unity Bancorp, Inc.	1,800	49,680
Univest Financial Corp.	12,265	255,357
USCB Financial Holdings, Inc.	2,030	23,142
Valley National Bancorp	217,186	1,728,801
Veritex Holdings, Inc.	29,970	614,085
Virginia National Bankshares Corp.	430	12,943
WaFd, Inc.	37,927	1,101,021
Washington Trust Bancorp, Inc.	9,420	253,210
WesBanco, Inc.	31,167	929,088
West Bancorp, Inc.	9,810	174,912
Westamerica Bancorp	14,274	697,713
WSFS Financial Corp.	35,045	1,581,931

		118,515,587

Capital Markets (1.3%)
AlTi Global, Inc.(x)*	4,470	25,300
Artisan Partners Asset Management, Inc., Class A	32,070	1,467,844
AssetMark Financial Holdings, Inc.*	10,000	354,100
B Riley Financial, Inc.	10,374	219,618
Bakkt Holdings, Inc.*	83,130	38,223
BGC Group, Inc., Class A	176,900	1,374,513
Brightsphere Investment Group, Inc.	16,700	381,428
Cohen & Steers, Inc.	13,909	1,069,463
Diamond Hill Investment Group, Inc.	1,313	202,425
Donnelley Financial Solutions, Inc.*	15,900	985,959
Forge Global Holdings, Inc.*	26,440	51,029
GCM Grosvenor, Inc., Class A	22,180	214,259
Hamilton Lane, Inc., Class A	19,530	2,202,203
MarketWise, Inc.	9,540	16,504
Moelis & Co., Class A	37,800	2,145,906
Open Lending Corp.*	54,100	338,666
P10, Inc., Class A	11,980	100,872
Patria Investments Ltd., Class A	29,050	431,102
Perella Weinberg Partners, Class A	27,020	381,793
Piper Sandler Cos.	9,280	1,841,987
PJT Partners, Inc., Class A	12,900	1,215,954
Silvercrest Asset Management Group, Inc., Class A	1,640	25,928
StepStone Group, Inc., Class A	26,600	950,684
StoneX Group, Inc.*	13,050	916,893
Value Line, Inc.	850	34,425
Victory Capital Holdings, Inc., Class A	14,340	608,446
Virtus Investment Partners, Inc.	4,078	1,011,263
WisdomTree, Inc.	72,380	665,172

		19,271,959

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	5,330	157,715
Bread Financial Holdings, Inc.	25,200	938,448
Consumer Portfolio Services, Inc.*	2,530	19,127
Encore Capital Group, Inc.*	15,700	716,077
Enova International, Inc.*	16,213	1,018,663
FirstCash Holdings, Inc.	19,895	2,537,408
Green Dot Corp., Class A*	32,600	304,158
LendingClub Corp.*	49,700	436,863
LendingTree, Inc.*	10,670	451,768
Navient Corp.	41,980	730,452
Nelnet, Inc., Class A	7,749	733,443
NerdWallet, Inc., Class A*	26,790	393,813
OppFi, Inc.*	4,040	10,100
PRA Group, Inc.*	29,048	757,572
PROG Holdings, Inc.	24,740	852,045
Regional Management Corp.	6,370	154,218
Upstart Holdings, Inc.*	38,510	1,035,534
World Acceptance Corp.*	2,481	359,695

		11,607,099

Financial Services (2.4%)
Acacia Research Corp.*	8,290	44,186
Alerus Financial Corp.	6,080	132,726
A-Mark Precious Metals, Inc.	10,710	328,690
AvidXchange Holdings, Inc.*	73,900	971,785
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	455,585
Cannae Holdings, Inc.*	35,390	787,074
Cantaloupe, Inc.*	29,220	187,884
Cass Information Systems, Inc.	7,978	384,300
Compass Diversified Holdings	30,500	734,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Enact Holdings, Inc.	24,210	$754,868
Essent Group Ltd.	56,070	3,336,726
Evertec, Inc.	38,100	1,520,190
Federal Agricultural Mortgage Corp., Class C	4,850	954,868
Finance of America Cos., Inc., Class A*	3,730	2,742
Flywire Corp.*	56,854	1,410,548
I3 Verticals, Inc., Class A*	10,990	251,561
International Money Express, Inc.*	12,600	287,658
Jackson Financial, Inc., Class A	42,710	2,824,839
Marqeta, Inc., Class A*	261,860	1,560,686
Merchants Bancorp	8,510	367,462
Mr Cooper Group, Inc.*	36,588	2,852,035
NewtekOne, Inc.	12,170	133,870
NMI Holdings, Inc., Class A*	46,600	1,507,044
Ocwen Financial Corp.*	470	12,695
Pagseguro Digital Ltd., Class A*	106,100	1,515,108
Payoneer Global, Inc.*	125,490	609,881
Paysafe Ltd.*	20,549	324,469
Paysign, Inc.*	3,030	11,090
PennyMac Financial Services, Inc.	13,650	1,243,378
Priority Technology Holdings, Inc.*	1,600	5,232
Radian Group, Inc.	84,100	2,814,827
Remitly Global, Inc.*	69,922	1,450,182
Repay Holdings Corp., Class A*	43,900	482,900
Security National Financial Corp., Class A*	419	3,314
StoneCo Ltd., Class A*	155,530	2,583,353
SWK Holdings Corp.*	330	5,749
Velocity Financial, Inc.*	1,860	33,480
Walker & Dunlop, Inc.	15,945	1,611,402
Waterstone Financial, Inc.	15,020	182,793

		34,681,315

Insurance (1.9%)
Ambac Financial Group, Inc.*	19,600	306,348
American Coastal Insurance Corp.*	10,820	115,666
American Equity Investment Life Holding Co.*	42,063	2,364,782
AMERISAFE, Inc.	11,000	551,870
BRP Group, Inc., Class A*	29,500	853,730
CNO Financial Group, Inc.	60,901	1,673,560
Crawford & Co., Class A	5,420	51,111
Donegal Group, Inc., Class A(x)	13,594	192,219
eHealth, Inc.*	25,800	155,574
Employers Holdings, Inc.	13,611	617,803
Enstar Group Ltd.*	6,588	2,047,287
F&G Annuities & Life, Inc.	7,640	309,802
Fidelis Insurance Holdings Ltd.	32,400	631,152
Genworth Financial, Inc., Class A*	240,810	1,548,408
GoHealth, Inc., Class A*	690	7,252
Goosehead Insurance, Inc., Class A*	11,610	773,458
Greenlight Capital Re Ltd., Class A*	18,493	230,608
HCI Group, Inc.	5,000	580,400
Hippo Holdings, Inc.*	12,461	227,662
Horace Mann Educators Corp.	23,137	855,838
Investors Title Co.	1,010	164,822
James River Group Holdings Ltd.	21,020	195,486
Kingsway Financial Services, Inc.*	2,380	19,849
Lemonade, Inc.*	20,300	333,123
Maiden Holdings Ltd.(x)*	2,040	4,590
MBIA, Inc.(x)	33,200	224,432
Mercury General Corp.	13,500	696,600
National Western Life Group, Inc., Class A	1,100	541,156
NI Holdings, Inc.*	1,760	26,664
Oscar Health, Inc., Class A*	86,150	1,281,051
Palomar Holdings, Inc.*	12,600	1,056,258
ProAssurance Corp.*	29,900	384,514
Safety Insurance Group, Inc.	8,375	688,341
Selective Insurance Group, Inc.	32,832	3,584,269
Selectquote, Inc.*	130,367	260,734
SiriusPoint Ltd.*	38,700	491,877
Skyward Specialty Insurance Group, Inc.*	15,930	595,941
Stewart Information Services Corp.	12,727	828,019
Tiptree, Inc., Class A	15,240	263,347
Trupanion, Inc.(x)*	19,900	549,439
United Fire Group, Inc.	10,044	218,658
Universal Insurance Holdings, Inc.	15,660	318,211

		26,821,911

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	11,630	143,979
Angel Oak Mortgage REIT, Inc. (REIT)	4,920	52,841
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	963,688
Arbor Realty Trust, Inc. (REIT)	113,160	1,499,370
Ares Commercial Real Estate Corp. (REIT)	28,460	212,027
ARMOUR Residential REIT, Inc. (REIT)(x)	26,300	519,951
Blackstone Mortgage Trust, Inc. (REIT), Class A	86,700	1,726,197
BrightSpire Capital, Inc. (REIT), Class A	102,580	706,776
Chicago Atlantic Real Estate Finance, Inc. (REIT)	6,640	104,713
Chimera Investment Corp. (REIT)	111,400	513,554
Claros Mortgage Trust, Inc. (REIT)	46,400	452,864
Dynex Capital, Inc. (REIT)	29,200	363,540
Ellington Financial, Inc. (REIT)(x)	40,210	474,880
Franklin BSP Realty Trust, Inc. (REIT)	42,443	567,038
Granite Point Mortgage Trust, Inc. (REIT)	43,590	207,924
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (REIT)	53,370	1,515,708
Invesco Mortgage Capital, Inc. (REIT)	31,679	306,653
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	262,566
Ladder Capital Corp. (REIT)	65,148	725,097
MFA Financial, Inc. (REIT)	65,875	751,634
New York Mortgage Trust, Inc. (REIT)	54,250	390,600
Nexpoint Real Estate Finance, Inc. (REIT)	4,910	70,508
Orchid Island Capital, Inc. (REIT)	25,909	231,367
PennyMac Mortgage Investment Trust (REIT)	50,745	744,937
Ready Capital Corp. (REIT)	85,589	781,427
Redwood Trust, Inc. (REIT)	54,691	348,382
TPG RE Finance Trust, Inc. (REIT)	37,150	286,798
Two Harbors Investment Corp. (REIT)	67,000	887,080

		15,812,099

Total Financials		226,709,970

Health Care (15.2%)
Biotechnology (7.9%)
2seventy bio, Inc.*	27,663	147,997
4D Molecular Therapeutics, Inc.*	17,470	556,594
89bio, Inc.*	33,010	384,236
Aadi Bioscience, Inc.*	6,680	15,631
ACADIA Pharmaceuticals, Inc.*	62,200	1,150,078
ACELYRIN, Inc.*	23,630	159,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Acrivon Therapeutics, Inc.*	2,010	$14,372
Actinium Pharmaceuticals, Inc.(x)*	1,910	14,955
Adicet Bio, Inc.*	22,220	52,217
ADMA Biologics, Inc.*	113,970	752,202
Aerovate Therapeutics, Inc.*	11,350	335,620
Agenus, Inc.*	170,060	98,635
Agios Pharmaceuticals, Inc.*	32,000	935,680
Akero Therapeutics, Inc.*	32,900	831,054
Aldeyra Therapeutics, Inc.*	22,500	73,575
Alector, Inc.*	44,150	265,783
Alkermes plc*	94,840	2,567,319
Allakos, Inc.*	24,390	30,731
Allogene Therapeutics, Inc.*	81,991	366,500
Allovir, Inc.*	47,490	35,850
Alpine Immune Sciences, Inc.*	23,670	938,279
Altimmune, Inc.*	23,570	239,943
ALX Oncology Holdings, Inc.*	26,950	300,493
Amicus Therapeutics, Inc.*	145,700	1,716,346
AnaptysBio, Inc.*	14,000	315,280
Anavex Life Sciences Corp.*	32,200	163,898
Anika Therapeutics, Inc.*	11,100	281,940
Annexon, Inc.*	20,310	145,623
Apogee Therapeutics, Inc.(x)*	22,120	1,469,874
Arbutus Biopharma Corp.*	79,900	206,142
Arcellx, Inc.*	20,270	1,409,779
Arcturus Therapeutics Holdings, Inc.*	12,200	411,994
Arcus Biosciences, Inc.*	25,900	488,992
Arcutis Biotherapeutics, Inc.*	37,830	374,895
Ardelyx, Inc.*	113,740	830,302
Arrowhead Pharmaceuticals, Inc.*	57,500	1,644,500
ARS Pharmaceuticals, Inc.*	46,270	472,879
Astria Therapeutics, Inc.*	26,650	375,099
Atara Biotherapeutics, Inc.*	95,500	66,277
Aura Biosciences, Inc.*	11,310	88,784
Aurinia Pharmaceuticals, Inc.*	67,600	338,676
Avid Bioservices, Inc.*	33,750	226,125
Avidity Biosciences, Inc.*	39,550	1,009,316
Avita Medical, Inc.*	5,420	86,883
Beam Therapeutics, Inc.*	43,630	1,441,535
BioAtla, Inc.*	4,180	14,379
BioCryst Pharmaceuticals, Inc.*	95,400	484,632
Biohaven Ltd.*	36,580	2,000,560
Biomea Fusion, Inc.*	19,120	285,844
BioVie, Inc., Class A(x)*	2,170	1,147
Bioxcel Therapeutics, Inc.*	16,300	45,966
Bluebird Bio, Inc.*	110,030	140,838
Blueprint Medicines Corp.*	32,510	3,083,899
Bridgebio Pharma, Inc.*	62,371	1,928,511
Cabaletta Bio, Inc.*	14,800	252,488
CareDx, Inc.*	34,930	369,909
Cargo Therapeutics, Inc.(x)*	11,500	256,680
Caribou Biosciences, Inc.*	60,000	308,400
Carisma Therapeutics, Inc.*	3,390	7,695
Cartesian Therapeutics, Inc.*	11,360	7,384
Catalyst Pharmaceuticals, Inc.*	51,230	816,606
Celcuity, Inc.(x)*	1,590	34,344
Celldex Therapeutics, Inc.*	30,580	1,283,443
Century Therapeutics, Inc.*	8,740	36,533
Cerevel Therapeutics Holdings, Inc.*	38,890	1,643,880
CG oncology, Inc.*	12,440	546,116
Cogent Biosciences, Inc.*	39,700	266,784
Coherus Biosciences, Inc.*	93,110	222,533
Compass Therapeutics, Inc.*	6,480	12,830
Crinetics Pharmaceuticals, Inc.*	34,800	1,628,988
Cue Biopharma, Inc.*	2,600	4,914
Cullinan Oncology, Inc.*	20,670	352,217
Cytokinetics, Inc.*	49,740	3,487,271
Day One Biopharmaceuticals, Inc.*	33,500	553,420
Deciphera Pharmaceuticals, Inc.*	21,700	341,341
Denali Therapeutics, Inc.*	63,090	1,294,607
Design Therapeutics, Inc.*	26,000	104,780
Disc Medicine, Inc.*	6,240	388,502
Dynavax Technologies Corp.*	69,210	858,896
Dyne Therapeutics, Inc.*	31,610	897,408
Eagle Pharmaceuticals, Inc.(x)*	12,710	66,600
Editas Medicine, Inc.*	32,200	238,924
Emergent BioSolutions, Inc.*	24,900	62,997
Enanta Pharmaceuticals, Inc.*	20,030	349,724
Entrada Therapeutics, Inc.*	4,360	61,781
Erasca, Inc.*	69,190	142,531
Fate Therapeutics, Inc.*	45,310	332,575
Fennec Pharmaceuticals, Inc.*	1,420	15,790
FibroGen, Inc.*	48,500	113,975
Foghorn Therapeutics, Inc.*	7,010	47,037
Genelux Corp.(x)*	6,780	43,595
Generation Bio Co.*	44,447	180,899
Geron Corp.(x)*	265,931	877,572
Gritstone bio, Inc.*	9,000	23,130
Halozyme Therapeutics, Inc.*	71,935	2,926,316
Heron Therapeutics, Inc.*	106,560	295,171
HilleVax, Inc.*	11,120	184,926
Humacyte, Inc.*	36,110	112,302
Ideaya Biosciences, Inc.*	35,180	1,543,698
IGM Biosciences, Inc.*	18,020	173,893
Immuneering Corp., Class A*	1,560	4,508
ImmunityBio, Inc.*	70,880	380,626
Immunovant, Inc.*	29,060	938,929
Inhibrx, Inc.*	19,600	685,216
Inozyme Pharma, Inc.*	13,670	104,712
Insmed, Inc.*	70,700	1,918,091
Intellia Therapeutics, Inc.*	44,500	1,224,195
Iovance Biotherapeutics, Inc.*	126,870	1,880,213
Ironwood Pharmaceuticals, Inc., Class A*	68,900	600,119
iTeos Therapeutics, Inc.*	18,730	255,477
Janux Therapeutics, Inc.(x)*	14,050	528,983
KalVista Pharmaceuticals, Inc.*	23,890	283,335
Karyopharm Therapeutics, Inc.*	118,350	178,709
Keros Therapeutics, Inc.*	12,020	795,724
Kezar Life Sciences, Inc.*	49,640	44,755
Kiniksa Pharmaceuticals Ltd., Class A*	23,300	459,709
Kodiak Sciences, Inc.*	34,950	183,837
Krystal Biotech, Inc.*	11,560	2,056,871
Kura Oncology, Inc.*	37,730	804,781
Kymera Therapeutics, Inc.*	21,800	876,360
Larimar Therapeutics, Inc.*	2,230	16,926
LENZ Therapeutics, Inc.	108	2,412
Lexicon Pharmaceuticals, Inc.(x)*	156,281	375,074
Lineage Cell Therapeutics, Inc.(x)*	11,260	16,665
Lyell Immunopharma, Inc.*	110,099	245,521
MacroGenics, Inc.*	32,540	478,989
Madrigal Pharmaceuticals, Inc.(x)*	8,180	2,184,387
MannKind Corp.*	120,800	547,224
MeiraGTx Holdings plc*	25,670	155,817
Merrimack Pharmaceuticals, Inc.*	590	8,714
Mersana Therapeutics, Inc.*	97,680	437,606
MiMedx Group, Inc.*	64,300	495,110
Mineralys Therapeutics, Inc.(x)*	12,020	155,178
Mirum Pharmaceuticals, Inc.*	10,400	261,248
Monte Rosa Therapeutics, Inc.*	18,460	130,143
Morphic Holding, Inc.*	20,390	717,728
Mural Oncology plc*	9,484	46,377
Myriad Genetics, Inc.*	46,890	999,695
Nkarta, Inc.*	43,910	474,667
Novavax, Inc.*	51,070	244,115
Nurix Therapeutics, Inc.*	26,710	392,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Nuvalent, Inc., Class A*	14,210	$1,067,029
Nuvectis Pharma, Inc.*	1,330	10,906
Ocean Biomedical, Inc.(x)*	27,540	104,239
Olema Pharmaceuticals, Inc.*	12,270	138,896
Omega Therapeutics, Inc.*	1,180	4,307
Organogenesis Holdings, Inc., Class A*	87,450	248,358
ORIC Pharmaceuticals, Inc.*	12,340	169,675
Outlook Therapeutics, Inc.(x)*	3,975	47,462
Ovid therapeutics, Inc.*	3,520	10,736
PDL BioPharma, Inc.(r)*	111,727	—
PDS Biotechnology Corp.*	18,920	74,923
PepGen, Inc.*	10,510	154,497
PMV Pharmaceuticals, Inc.*	29,690	50,473
Poseida Therapeutics, Inc., Class A*	12,100	38,599
Precigen, Inc.*	139,660	202,507
Prelude Therapeutics, Inc.*	900	4,266
Prime Medicine, Inc.*	27,080	189,560
ProKidney Corp., Class A(x)*	17,730	29,077
Protagonist Therapeutics, Inc.*	28,600	827,398
Protalix BioTherapeutics, Inc.(x)*	11,700	14,742
Prothena Corp. plc*	20,790	514,968
PTC Therapeutics, Inc.*	39,200	1,140,328
Rallybio Corp.(x)*	5,060	9,361
RAPT Therapeutics, Inc.*	19,100	171,518
Recursion Pharmaceuticals, Inc., Class A*	74,481	742,576
REGENXBIO, Inc.*	22,900	482,503
Relay Therapeutics, Inc.*	66,980	555,934
Reneo Pharmaceuticals, Inc.*	2,980	4,947
Replimune Group, Inc.*	24,930	203,678
REVOLUTION Medicines, Inc.*	74,576	2,403,584
Rhythm Pharmaceuticals, Inc.*	27,430	1,188,542
Rigel Pharmaceuticals, Inc.*	238,440	352,891
Rocket Pharmaceuticals, Inc.*	29,480	794,191
Sage Therapeutics, Inc.*	26,300	492,862
Sagimet Biosciences, Inc., Class A(x)*	1,350	7,317
Sana Biotechnology, Inc.*	62,800	628,000
Sangamo Therapeutics, Inc.*	127,180	85,236
Savara, Inc.*	16,540	82,369
Scholar Rock Holding Corp.(x)*	30,820	547,363
Seres Therapeutics, Inc.(x)*	86,960	67,316
SpringWorks Therapeutics, Inc.*	36,610	1,801,944
Stoke Therapeutics, Inc.*	22,610	305,235
Summit Therapeutics, Inc.*	44,910	185,927
Sutro Biopharma, Inc.*	54,350	307,078
Syndax Pharmaceuticals, Inc.*	44,110	1,049,818
Tango Therapeutics, Inc.*	30,560	242,646
Tenaya Therapeutics, Inc.*	27,270	142,622
TG Therapeutics, Inc.*	70,770	1,076,412
Travere Therapeutics, Inc.*	38,900	299,919
Twist Bioscience Corp.*	30,922	1,060,934
Tyra Biosciences, Inc.*	8,420	138,088
UroGen Pharma Ltd.*	6,200	93,000
Vanda Pharmaceuticals, Inc.*	65,200	267,972
Vaxcyte, Inc.*	56,569	3,864,228
Vaxxinity, Inc., Class A*	1,640	1,177
Vera Therapeutics, Inc., Class A*	21,440	924,493
Veracyte, Inc.*	47,090	1,043,514
Vericel Corp.*	25,460	1,324,429
Verve Therapeutics, Inc.*	35,220	467,722
Vigil Neuroscience, Inc.*	1,070	3,649
Viking Therapeutics, Inc.*	54,750	4,489,500
Vir Biotechnology, Inc.*	44,720	453,014
Viridian Therapeutics, Inc.*	19,800	346,698
Vor BioPharma, Inc.*	1,550	3,674
Voyager Therapeutics, Inc.*	9,150	85,187
X4 Pharmaceuticals, Inc.*	32,700	45,453
Xencor, Inc.*	32,400	717,012
XOMA Corp.*	470	11,304
Y-mAbs Therapeutics, Inc.*	33,730	548,450
Zentalis Pharmaceuticals, Inc.*	24,354	383,819
Zura Bio Ltd., Class A(x)*	9,950	25,572
Zymeworks, Inc.*	24,460	257,319

		114,011,893

Health Care Equipment & Supplies (2.6%)
Accuray, Inc.*	9,700	23,959
Alphatec Holdings, Inc.*	51,000	703,290
AngioDynamics, Inc.*	35,660	209,324
Artivion, Inc.*	18,168	384,435
AtriCure, Inc.*	27,900	848,718
Atrion Corp.	900	417,195
Avanos Medical, Inc.*	26,400	525,624
Axogen, Inc.*	30,540	246,458
Axonics, Inc.*	25,400	1,751,838
Beyond Air, Inc.(x)*	3,590	6,247
Butterfly Network, Inc.*	139,310	150,455
Cerus Corp.*	106,050	200,434
ClearPoint Neuro, Inc.*	2,460	16,728
CONMED Corp.	15,887	1,272,231
Cutera, Inc.(x)*	17,400	25,578
CVRx, Inc.*	3,570	65,010
Embecta Corp.	28,900	383,503
Glaukos Corp.*	25,372	2,392,326
Haemonetics Corp.*	26,200	2,236,170
Inari Medical, Inc.*	27,679	1,328,038
Inmode Ltd.*	41,380	894,222
Inogen, Inc.*	23,140	186,740
Integer Holdings Corp.*	17,618	2,055,668
iRadimed Corp.	5,600	246,344
iRhythm Technologies, Inc.*	16,100	1,867,600
KORU Medical Systems, Inc.(x)*	920	2,171
Lantheus Holdings, Inc.*	35,000	2,178,400
LeMaitre Vascular, Inc.	9,300	617,148
LivaNova plc*	28,000	1,566,320
Merit Medical Systems, Inc.*	29,207	2,212,430
Neogen Corp.*	112,913	1,781,767
Nevro Corp.*	19,500	281,580
Omnicell, Inc.*	23,355	682,667
OraSure Technologies, Inc.*	69,086	424,879
Orchestra BioMed Holdings, Inc.(x)*	4,180	22,029
Orthofix Medical, Inc.*	18,534	269,114
OrthoPediatrics Corp.*	7,650	223,074
Outset Medical, Inc.*	23,700	52,614
Paragon 28, Inc.*	23,200	286,520
PROCEPT BioRobotics Corp.*	19,270	952,323
Pulmonx Corp.*	18,400	170,568
Pulse Biosciences, Inc.*	3,850	33,533
RxSight, Inc.*	15,200	784,016
Sanara Medtech, Inc.*	280	10,360
Semler Scientific, Inc.*	470	13,729
SI-BONE, Inc.*	14,900	243,913
Sight Sciences, Inc.*	16,070	84,849
Silk Road Medical, Inc.*	18,400	337,088
STAAR Surgical Co.*	24,800	949,344
Surmodics, Inc.*	8,721	255,874
Tactile Systems Technology, Inc.*	24,000	390,000
Tela Bio, Inc.*	1,300	7,371
TransMedics Group, Inc.*	15,800	1,168,252
Treace Medical Concepts, Inc.*	35,850	467,842
UFP Technologies, Inc.*	4,870	1,228,214
Utah Medical Products, Inc.	2,600	184,886
Varex Imaging Corp.*	21,700	392,770
Vicarious Surgical, Inc., Class A*	14,410	4,345
Zimvie, Inc.*	16,930	279,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zynex, Inc.(x)*	25,600	$316,672

		37,313,973

Health Care Providers & Services (2.5%)
23andMe Holding Co., Class A(x)*	196,570	104,575
Accolade, Inc.*	39,296	411,822
AdaptHealth Corp., Class A*	40,997	471,875
Addus HomeCare Corp.*	7,100	733,714
Agiliti, Inc.*	24,920	252,190
AirSculpt Technologies, Inc.(x)*	17,570	107,880
Alignment Healthcare, Inc.*	40,300	199,888
AMN Healthcare Services, Inc.*	22,500	1,406,475
Astrana Health, Inc.*	23,200	974,168
Aveanna Healthcare Holdings, Inc.*	29,730	74,028
Brookdale Senior Living, Inc.*	105,100	694,711
CareMax, Inc.(x)*	1,352	6,517
Castle Biosciences, Inc.*	21,550	477,333
Community Health Systems, Inc.*	88,300	309,050
CorVel Corp.*	4,600	1,209,616
Cross Country Healthcare, Inc.*	28,895	540,914
DocGo, Inc.*	42,000	169,680
Enhabit, Inc.*	23,430	272,960
Ensign Group, Inc. (The)	29,000	3,608,180
Fulgent Genetics, Inc.*	10,400	225,680
Guardant Health, Inc.*	59,380	1,225,009
HealthEquity, Inc.*	45,500	3,714,165
Hims & Hers Health, Inc.*	66,230	1,024,578
InfuSystem Holdings, Inc.*	1,150	9,856
Innovage Holding Corp.*	24,700	109,668
Joint Corp. (The)*	11,560	150,974
LifeStance Health Group, Inc.*	81,300	501,621
ModivCare, Inc.*	6,823	159,999
Nano-X Imaging Ltd.(x)*	33,810	330,324
National HealthCare Corp.	7,300	689,923
National Research Corp.	7,625	302,026
NeoGenomics, Inc.*	80,540	1,266,089
OPKO Health, Inc.(x)*	232,400	278,880
Option Care Health, Inc.*	88,265	2,960,408
Owens & Minor, Inc.*	37,000	1,025,270
P3 Health Partners, Inc.*	11,670	12,020
Patterson Cos., Inc.	46,100	1,274,665
Pediatrix Medical Group, Inc.*	48,100	482,443
Pennant Group, Inc. (The)*	17,110	335,869
PetIQ, Inc., Class A*	22,700	414,956
Privia Health Group, Inc.*	59,176	1,159,258
Progyny, Inc.*	38,800	1,480,220
Quipt Home Medical Corp.*	5,030	21,981
RadNet, Inc.*	32,070	1,560,526
Select Medical Holdings Corp.	59,703	1,800,045
Surgery Partners, Inc.*	36,060	1,075,670
US Physical Therapy, Inc.	7,007	790,880
Viemed Healthcare, Inc.*	2,430	22,915

		36,431,494

Health Care Technology (0.4%)
American Well Corp., Class A*	154,020	124,864
Definitive Healthcare Corp., Class A*	33,490	270,264
Evolent Health, Inc., Class A*	58,830	1,929,036
Health Catalyst, Inc.*	28,520	214,756
HealthStream, Inc.	13,000	346,580
Multiplan Corp.(x)*	191,300	155,183
OptimizeRx Corp.*	14,150	171,922
Phreesia, Inc.*	24,800	593,464
Schrodinger, Inc.*	28,835	778,545
Sharecare, Inc.*	182,240	139,869
Simulations Plus, Inc.	6,900	283,935
TruBridge, Inc.*	14,932	137,673

		5,146,091

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	56,200	180,402
Akoya Biosciences, Inc.*	18,820	88,266
BioLife Solutions, Inc.*	17,850	331,117
Codexis, Inc.*	58,390	203,781
CryoPort, Inc.*	19,400	343,380
Cytek Biosciences, Inc.*	49,535	332,380
Harvard Bioscience, Inc.*	2,450	10,388
MaxCyte, Inc.*	51,860	217,293
Mesa Laboratories, Inc.	2,400	263,352
Nautilus Biotechnology, Inc., Class A*	13,800	40,572
OmniAb, Inc. (Earn Out Shares)(r)*	7,376	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	54,358	294,620
Pacific Biosciences of California, Inc.*	134,610	504,788
Quanterix Corp.*	19,700	464,132
Quantum-Si, Inc.(x)*	41,580	81,913
Seer, Inc., Class A*	31,690	60,211

		3,416,595

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	33,500	41,540
Amneal Pharmaceuticals, Inc.*	93,066	563,980
Amphastar Pharmaceuticals, Inc.*	20,500	900,155
Amylyx Pharmaceuticals, Inc.*	26,357	74,854
ANI Pharmaceuticals, Inc.*	6,850	473,540
Arvinas, Inc.*	26,970	1,113,322
Assertio Holdings, Inc.*	32,290	30,976
Atea Pharmaceuticals, Inc.*	65,290	263,772
Axsome Therapeutics, Inc.*	18,800	1,500,240
Biote Corp., Class A*	1,330	7,714
Bright Green Corp.(x)*	4,950	1,206
Cara Therapeutics, Inc.*	53,900	49,049
Cassava Sciences, Inc.*	17,700	359,133
Citius Pharmaceuticals, Inc.(x)*	11,250	10,095
Collegium Pharmaceutical, Inc.*	21,600	838,512
Corcept Therapeutics, Inc.*	44,400	1,118,436
CorMedix, Inc.(x)*	9,440	40,026
Edgewise Therapeutics, Inc.*	26,580	484,819
Enliven Therapeutics, Inc.*	9,050	159,189
Evolus, Inc.*	33,100	463,400
Eyenovia, Inc.(x)*	4,450	4,388
EyePoint Pharmaceuticals, Inc.*	14,880	307,570
Harmony Biosciences Holdings, Inc.*	17,620	591,679
Harrow, Inc.*	15,170	200,699
Ikena Oncology, Inc.*	770	1,093
Innoviva, Inc.*	31,200	475,488
Intra-Cellular Therapies, Inc.*	50,040	3,462,768
Ligand Pharmaceuticals, Inc.*	9,726	710,971
Liquidia Corp.*	37,000	545,750
Longboard Pharmaceuticals, Inc.*	970	20,952
Marinus Pharmaceuticals, Inc.*	22,420	202,677
NGM Biopharmaceuticals, Inc.*	28,790	45,776
Nuvation Bio, Inc.*	117,730	428,537
Ocular Therapeutix, Inc.*	56,250	511,875
Omeros Corp.*	5,850	20,182
Optinose, Inc.*	6,850	10,001
Pacira BioSciences, Inc.*	22,400	654,528
Phathom Pharmaceuticals, Inc.*	25,980	275,908
Phibro Animal Health Corp., Class A	14,740	190,588
Pliant Therapeutics, Inc.*	30,170	449,533
Prestige Consumer Healthcare, Inc.*	30,000	2,176,800
Revance Therapeutics, Inc.*	42,200	207,624
Scilex Holding Co.(r)(x)*	18,651	25,207
scPharmaceuticals, Inc.*	6,220	31,224
SIGA Technologies, Inc.	39,530	338,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Supernus Pharmaceuticals, Inc.*	26,600	$907,326
Taro Pharmaceutical Industries Ltd.*	2,150	91,031
Tarsus Pharmaceuticals, Inc.*	14,180	515,443
Terns Pharmaceuticals, Inc.*	12,220	80,163
Theravance Biopharma, Inc.*	34,900	313,053
Third Harmonic Bio, Inc.*	2,400	22,656
Trevi Therapeutics, Inc.*	4,360	15,042
Ventyx Biosciences, Inc.*	24,990	137,445
Verrica Pharmaceuticals, Inc.*	1,590	9,413
WaVe Life Sciences Ltd.*	8,860	54,666
Xeris Biopharma Holdings, Inc.*	60,970	134,744
Zevra Therapeutics, Inc.(x)*	2,350	13,630

		22,678,765

Total Health Care		218,998,811

Industrials (17.2%)
Aerospace & Defense (1.0%)
AAR Corp.*	19,112	1,144,235
AeroVironment, Inc.*	15,631	2,395,920
AerSale Corp.*	15,570	111,793
Archer Aviation, Inc., Class A*	82,170	379,625
Astronics Corp.*	11,800	224,672
Cadre Holdings, Inc.	6,800	246,160
Ducommun, Inc.*	5,090	261,117
Eve Holding, Inc.*	3,220	17,388
Kaman Corp.	15,392	706,031
Kratos Defense & Security Solutions, Inc.*	77,020	1,415,628
Leonardo DRS, Inc.*	36,740	811,587
Moog, Inc., Class A	15,433	2,463,878
National Presto Industries, Inc.	1,300	108,940
Park Aerospace Corp.	11,762	195,602
Parsons Corp.*	22,050	1,829,048
Redwire Corp.*	2,010	8,824
Rocket Lab USA, Inc.*	148,930	612,102
Terran Orbital Corp.*	30,920	40,505
Triumph Group, Inc.*	27,800	418,112
V2X, Inc.*	5,200	242,892
Virgin Galactic Holdings, Inc.*	115,100	170,348

		13,804,407

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	29,600	407,296
Forward Air Corp.	17,240	536,336
Hub Group, Inc., Class A	38,266	1,653,857
Radiant Logistics, Inc.*	17,220	93,332

		2,690,821

Building Products (2.0%)
AAON, Inc.	35,100	3,092,310
American Woodmark Corp.*	9,600	975,936
Apogee Enterprises, Inc.	11,160	660,672
AZZ, Inc.	14,686	1,135,375
CSW Industrials, Inc.	8,400	1,970,640
Gibraltar Industries, Inc.*	18,300	1,473,699
Griffon Corp.	21,063	1,544,760
Insteel Industries, Inc.	9,600	366,912
Janus International Group, Inc.*	41,200	623,356
JELD-WEN Holding, Inc.*	38,226	811,538
Masonite International Corp.*	11,510	1,512,990
Masterbrand, Inc.*	69,310	1,298,869
Quanex Building Products Corp.	16,667	640,513
Resideo Technologies, Inc.*	78,360	1,756,831
Simpson Manufacturing Co., Inc.	24,019	4,928,218
UFP Industries, Inc.	31,962	3,931,646
Zurn Elkay Water Solutions Corp.	79,080	2,646,808

		29,371,073

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	37,032	1,652,368
ACCO Brands Corp.	44,636	250,408
ACV Auctions, Inc., Class A*	67,890	1,274,295
Aris Water Solutions, Inc., Class A	5,210	73,721
BrightView Holdings, Inc.*	24,840	295,596
Brink’s Co. (The)	23,910	2,208,806
Casella Waste Systems, Inc., Class A*	29,740	2,940,394
CECO Environmental Corp.*	15,880	365,558
Cimpress plc*	10,000	885,100
CompX International, Inc.	120	4,116
CoreCivic, Inc.*	66,800	1,042,748
Deluxe Corp.	28,261	581,894
Ennis, Inc.	8,746	179,380
Enviri Corp.*	46,800	428,220
GEO Group, Inc. (The)*	61,400	866,968
Healthcare Services Group, Inc.*	39,869	497,565
HNI Corp.	27,112	1,223,565
Interface, Inc., Class A	29,998	504,566
LanzaTech Global, Inc.(x)*	13,700	42,401
Li-Cycle Holdings Corp.*	66,700	68,701
Liquidity Services, Inc.*	12,850	239,010
Matthews International Corp., Class A	18,459	573,706
MillerKnoll, Inc.	41,589	1,029,744
Montrose Environmental Group, Inc.*	11,600	454,372
NL Industries, Inc.	4,745	34,781
OPENLANE, Inc.*	57,130	988,349
Performant Financial Corp.*	1,950	5,733
Pitney Bowes, Inc.	92,900	402,257
Quad/Graphics, Inc.	2,010	10,673
SP Plus Corp.*	10,940	571,287
Steelcase, Inc., Class A	47,972	627,474
UniFirst Corp.	8,805	1,527,051
Viad Corp.*	9,504	375,313
VSE Corp.	6,960	556,800

		22,782,920

Construction & Engineering (1.9%)
Ameresco, Inc., Class A*	14,300	345,059
API Group Corp.*	113,790	4,468,533
Arcosa, Inc.	27,700	2,378,322
Argan, Inc.	6,780	342,661
Bowman Consulting Group Ltd., Class A(x)*	1,400	48,706
Comfort Systems USA, Inc.	18,943	6,018,380
Concrete Pumping Holdings, Inc.*	2,290	18,091
Construction Partners, Inc., Class A*	21,310	1,196,556
Dycom Industries, Inc.*	15,336	2,201,176
Fluor Corp.*	74,700	3,158,316
Granite Construction, Inc.	26,535	1,515,945
Great Lakes Dredge & Dock Corp.*	31,400	274,750
IES Holdings, Inc.*	4,370	531,567
INNOVATE Corp.*	3,620	2,537
Limbach Holdings, Inc.*	3,230	133,787
MYR Group, Inc.*	8,500	1,502,375
Northwest Pipe Co.*	720	24,970
Primoris Services Corp.	28,340	1,206,434
Southland Holdings, Inc.(x)*	630	3,244
Sterling Infrastructure, Inc.*	15,300	1,687,743
Tutor Perini Corp.*	17,115	247,483

		27,306,635

Electrical Equipment (1.3%)
Allient, Inc.	3,940	140,579
Amprius Technologies, Inc.*	7,870	20,856
Array Technologies, Inc.*	78,200	1,165,962
Atkore, Inc.	19,920	3,791,971
Babcock & Wilcox Enterprises, Inc.(x)*	16,350	18,476
Blink Charging Co.(x)*	45,780	137,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Bloom Energy Corp., Class A(x)*	94,100	$1,057,684
Dragonfly Energy Holdings Corp.(x)*	32,830	17,728
Encore Wire Corp.	7,998	2,101,714
Energy Vault Holdings, Inc.*	13,670	24,469
EnerSys	21,829	2,061,967
Enovix Corp.*	73,140	585,851
Eos Energy Enterprises, Inc.(x)*	59,460	61,244
ESS Tech, Inc.(x)*	24,530	17,743
Fluence Energy, Inc., Class A(x)*	24,200	419,628
FTC Solar, Inc.*	16,100	8,678
FuelCell Energy, Inc.(x)*	282,580	336,270
GrafTech International Ltd.	88,500	122,130
LSI Industries, Inc.	1,650	24,948
NEXTracker, Inc., Class A*	67,992	3,825,910
NuScale Power Corp., Class A*	34,670	184,098
Powell Industries, Inc.	4,960	705,808
Preformed Line Products Co.	880	113,230
SES AI Corp.*	35,300	59,304
Shoals Technologies Group, Inc., Class A*	85,950	960,921
SKYX Platforms Corp.(x)*	2,690	3,524
Stem, Inc.(x)*	74,760	163,724
SunPower Corp.(x)*	105,410	316,230
Thermon Group Holdings, Inc.*	17,300	566,056
TPI Composites, Inc.*	23,940	69,665
Vicor Corp.*	9,500	363,280

		19,447,446

Ground Transportation (0.4%)
ArcBest Corp.	12,730	1,814,025
Covenant Logistics Group, Inc., Class A	1,900	88,084
Daseke, Inc.*	5,080	42,164
FTAI Infrastructure, Inc.	52,920	332,338
Heartland Express, Inc.	20,155	240,651
Marten Transport Ltd.	33,074	611,207
PAM Transportation Services, Inc.*	1,530	24,801
RXO, Inc.*	62,100	1,358,127
Universal Logistics Holdings, Inc.	6,030	222,326
Werner Enterprises, Inc.	35,366	1,383,518

		6,117,241

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	13,900	335,546

Machinery (3.7%)
374Water, Inc.*	2,910	3,667
3D Systems Corp.*	61,100	271,284
Alamo Group, Inc.	5,500	1,255,815
Albany International Corp., Class A	16,491	1,542,073
Astec Industries, Inc.	10,643	465,206
Barnes Group, Inc.	29,306	1,088,718
Blue Bird Corp.*	12,630	484,234
Chart Industries, Inc.*	22,321	3,676,715
Columbus McKinnon Corp.	15,090	673,467
Commercial Vehicle Group, Inc.*	3,410	21,926
Desktop Metal, Inc., Class A*	133,300	117,304
Douglas Dynamics, Inc.	10,900	262,908
Energy Recovery, Inc.*	29,060	458,857
Enerpac Tool Group Corp., Class A	32,713	1,166,546
Enpro, Inc.	11,214	1,892,587
ESCO Technologies, Inc.	14,652	1,568,497
Federal Signal Corp.	34,600	2,936,502
Franklin Electric Co., Inc.	26,652	2,846,700
Gencor Industries, Inc.*	430	7,177
Gorman-Rupp Co. (The)	12,247	484,369
Greenbrier Cos., Inc. (The)	16,400	854,440
Helios Technologies, Inc.	21,150	945,193
Hillenbrand, Inc.	41,738	2,099,004
Hillman Solutions Corp.*	92,200	981,008
Hyliion Holdings Corp.*	79,170	139,339
Hyster-Yale Materials Handling, Inc.	4,230	271,439
John Bean Technologies Corp.	18,131	1,901,761
Kadant, Inc.	6,300	2,067,030
Kennametal, Inc.	45,000	1,122,300
Lindsay Corp.	6,175	726,550
Luxfer Holdings plc	6,770	70,205
Manitowoc Co., Inc. (The)*	13,965	197,465
Mayville Engineering Co., Inc.*	1,260	18,056
Microvast Holdings, Inc.(x)*	117,900	98,682
Miller Industries, Inc.	4,160	208,416
Mueller Industries, Inc.	59,978	3,234,614
Mueller Water Products, Inc., Class A	90,093	1,449,596
Nikola Corp.(x)*	317,070	329,753
Omega Flex, Inc.	2,220	157,465
Park-Ohio Holdings Corp.	510	13,607
Proto Labs, Inc.*	17,000	607,750
REV Group, Inc.	18,780	414,850
Shyft Group, Inc. (The)	15,500	192,510
SPX Technologies, Inc.*	23,700	2,918,181
Standex International Corp.	7,379	1,344,601
Tennant Co.	11,331	1,377,963
Terex Corp.	36,100	2,324,840
Titan International, Inc.*	26,300	327,698
Trinity Industries, Inc.	45,100	1,256,035
Velo3D, Inc.*	14,900	6,788
Wabash National Corp.	24,300	727,542
Watts Water Technologies, Inc., Class A	14,639	3,111,519

		52,720,752

Marine Transportation (0.3%)
Costamare, Inc.	26,800	304,180
Eagle Bulk Shipping, Inc.	6,800	424,796
Genco Shipping & Trading Ltd.	16,400	333,412
Golden Ocean Group Ltd.	61,900	802,224
Himalaya Shipping Ltd.	980	7,556
Matson, Inc.	18,470	2,076,028
Pangaea Logistics Solutions Ltd.	2,400	16,728
Safe Bulkers, Inc.	5,900	29,264

		3,994,188

Passenger Airlines (0.4%)
Allegiant Travel Co.	7,677	577,387
Blade Air Mobility, Inc.*	5,970	17,015
Frontier Group Holdings, Inc.*	34,730	281,660
Hawaiian Holdings, Inc.*	30,500	406,565
JetBlue Airways Corp.*	176,710	1,311,188
Joby Aviation, Inc.*	149,940	803,678
SkyWest, Inc.*	21,670	1,496,964
Spirit Airlines, Inc.	50,200	242,968
Sun Country Airlines Holdings, Inc.*	16,400	247,476

		5,384,901

Professional Services (2.3%)
Alight, Inc., Class A*	221,660	2,183,351
ASGN, Inc.*	25,500	2,671,380
Asure Software, Inc.*	2,090	16,260
Barrett Business Services, Inc.	3,480	440,986
BlackSky Technology, Inc., Class A(x)*	14,020	19,067
CBIZ, Inc.*	27,600	2,166,600
Conduent, Inc.*	93,400	315,692
CRA International, Inc.	3,700	553,446
CSG Systems International, Inc.	18,465	951,686
ExlService Holdings, Inc.*	86,510	2,751,018
Exponent, Inc.	29,492	2,438,694
First Advantage Corp.	27,900	452,538
FiscalNote Holdings, Inc.*	18,930	25,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Forrester Research, Inc.*	6,780	$146,177
Franklin Covey Co.*	6,640	260,686
Heidrick & Struggles International, Inc.	6,470	217,780
HireQuest, Inc.	400	5,180
HireRight Holdings Corp.*	8,820	125,861
Huron Consulting Group, Inc.*	9,694	936,634
IBEX Holdings Ltd.*	2,220	34,255
ICF International, Inc.	10,500	1,581,615
Innodata, Inc.*	6,920	45,672
Insperity, Inc.	18,794	2,060,010
Kelly Services, Inc., Class A	18,134	454,075
Kforce, Inc.	12,200	860,344
Korn Ferry	27,912	1,835,493
Legalzoom.com, Inc.*	71,540	954,344
Maximus, Inc.	31,868	2,673,725
Mistras Group, Inc.*	1,110	10,612
NV5 Global, Inc.*	7,100	695,871
Planet Labs PBC*	78,400	199,920
Resources Connection, Inc.	13,505	177,726
Skillsoft Corp.(x)*	360	3,240
Sterling Check Corp.*	8,790	141,343
TriNet Group, Inc.	17,229	2,282,670
TrueBlue, Inc.*	15,915	199,256
TTEC Holdings, Inc.	14,245	147,721
Upwork, Inc.*	60,600	742,956
Verra Mobility Corp., Class A*	72,100	1,800,337
Willdan Group, Inc.*	1,480	42,905

		33,622,303

Trading Companies & Distributors (2.1%)
Alta Equipment Group, Inc.	5,830	75,498
Applied Industrial Technologies, Inc.	21,088	4,165,934
Beacon Roofing Supply, Inc.*	33,836	3,316,605
BlueLinx Holdings, Inc.*	4,700	612,128
Boise Cascade Co.	20,760	3,183,961
Custom Truck One Source, Inc.*	37,580	218,716
Distribution Solutions Group, Inc.*	5,996	212,738
DNOW, Inc.*	57,700	877,040
DXP Enterprises, Inc.*	6,610	355,155
EVI Industries, Inc.(x)	150	3,735
FTAI Aviation Ltd.	53,190	3,579,687
GATX Corp.	19,000	2,546,570
Global Industrial Co.	7,701	344,851
GMS, Inc.*	22,600	2,199,884
H&E Equipment Services, Inc.	18,000	1,155,240
Herc Holdings, Inc.	15,120	2,544,696
Hudson Technologies, Inc.*	8,410	92,594
Karat Packaging, Inc.	1,110	31,757
McGrath RentCorp	13,545	1,671,047
MRC Global, Inc.*	44,880	564,142
Rush Enterprises, Inc., Class A	32,455	1,736,992
Rush Enterprises, Inc., Class B	8,079	430,530
Titan Machinery, Inc.*	10,600	262,986
Transcat, Inc.*	3,980	443,491
Willis Lease Finance Corp.*	150	7,443
Xometry, Inc., Class A*	17,500	295,575

		30,928,995

Total Industrials		248,507,228

Information Technology (14.7%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.	36,306	197,505
Aviat Networks, Inc.*	5,740	220,072
Calix, Inc.*	30,200	1,001,432
Cambium Networks Corp.*	10,080	43,445
Clearfield, Inc.*	7,810	240,860
CommScope Holding Co., Inc.*	148,100	194,011
Comtech Telecommunications Corp.(x)*	22,310	76,523
Digi International, Inc.*	17,900	571,547
DZS, Inc.*	15,680	20,698
Extreme Networks, Inc.*	67,200	775,488
Harmonic, Inc.*	58,839	790,796
Infinera Corp.*	86,761	523,169
KVH Industries, Inc.*	1,360	6,936
NETGEAR, Inc.*	16,829	265,393
NetScout Systems, Inc.*	40,854	892,251
Ribbon Communications, Inc.*	68,838	220,282
Viavi Solutions, Inc.*	133,600	1,214,424

		7,254,832

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc.*	17,930	135,371
Advanced Energy Industries, Inc.	20,083	2,048,064
Aeva Technologies, Inc.*	25,815	101,453
Akoustis Technologies, Inc.(x)*	28,670	16,947
Arlo Technologies, Inc.*	46,790	591,893
Badger Meter, Inc.	17,160	2,776,660
Bel Fuse, Inc., Class B	4,630	279,235
Belden, Inc.	22,035	2,040,661
Benchmark Electronics, Inc.	18,918	567,729
Climb Global Solutions, Inc.	730	51,742
CTS Corp.	18,100	846,899
Daktronics, Inc.*	14,230	141,731
ePlus, Inc.*	14,700	1,154,538
Evolv Technologies Holdings, Inc.*	62,180	276,701
Fabrinet*	20,200	3,818,204
FARO Technologies, Inc.*	13,037	280,426
Insight Enterprises, Inc.*	15,843	2,939,193
Iteris, Inc.*	2,050	10,127
Itron, Inc.*	23,300	2,155,716
Kimball Electronics, Inc.*	12,540	271,491
Knowles Corp.*	51,000	821,100
Lightwave Logic, Inc.*	56,400	263,952
Luna Innovations, Inc.*	4,310	13,814
Methode Electronics, Inc.	21,000	255,780
MicroVision, Inc.*	100,050	184,092
Mirion Technologies, Inc., Class A*	107,050	1,217,159
Napco Security Technologies, Inc.	17,760	713,242
nLight, Inc.*	19,400	252,200
Novanta, Inc.*	19,500	3,408,015
OSI Systems, Inc.*	10,168	1,452,194
PAR Technology Corp.*	11,600	526,176
PC Connection, Inc.	4,500	296,685
Plexus Corp.*	14,175	1,344,074
Presto Automation, Inc.(x)*	12,020	2,091
Richardson Electronics Ltd.	2,470	22,749
Rogers Corp.*	10,484	1,244,346
Sanmina Corp.*	31,800	1,977,324
ScanSource, Inc.*	13,229	582,605
SmartRent, Inc., Class A*	72,700	194,836
TTM Technologies, Inc.*	53,201	832,596
Vishay Intertechnology, Inc.	77,000	1,746,360
Vishay Precision Group, Inc.*	7,700	272,041
Vuzix Corp.*	54,630	66,102

		38,194,314

IT Services (0.4%)
Applied Digital Corp.(x)*	53,280	228,038
BigBear.ai Holdings, Inc.(x)*	89,860	184,213
BigCommerce Holdings, Inc.*	24,300	167,427
Brightcove, Inc.*	20,700	40,158
Couchbase, Inc.*	15,100	397,281
DigitalOcean Holdings, Inc.*	38,500	1,469,930
Fastly, Inc., Class A*	56,300	730,211
Grid Dynamics Holdings, Inc.*	22,770	279,843
Hackett Group, Inc. (The)	12,259	297,894
Information Services Group, Inc.	8,890	35,916
Perficient, Inc.*	16,500	928,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Rackspace Technology, Inc.*	128,070	$202,351
Squarespace, Inc., Class A*	30,380	1,107,047
Thoughtworks Holding, Inc.*	39,640	100,289
Tucows, Inc., Class A(x)*	6,520	121,011
Unisys Corp.*	53,014	260,299

		6,550,693

Semiconductors & Semiconductor Equipment (2.9%)
ACM Research, Inc., Class A*	24,200	705,188
Aehr Test Systems(x)*	13,820	171,368
Alpha & Omega Semiconductor Ltd.*	8,910	196,376
Ambarella, Inc.*	18,500	939,245
Amkor Technology, Inc.	58,100	1,873,144
Atomera, Inc.(x)*	7,520	46,323
Axcelis Technologies, Inc.*	16,800	1,873,536
CEVA, Inc.*	11,500	261,165
Cohu, Inc.*	22,731	757,624
Credo Technology Group Holding Ltd.*	66,484	1,408,796
Diodes, Inc.*	24,298	1,713,009
FormFactor, Inc.*	39,781	1,815,207
Ichor Holdings Ltd.*	14,600	563,852
Impinj, Inc.*	12,480	1,602,557
indie Semiconductor, Inc., Class A*	80,550	570,294
inTEST Corp.*	4,280	56,710
Kulicke & Soffa Industries, Inc.	31,800	1,599,858
MACOM Technology Solutions Holdings, Inc.*	29,303	2,802,539
Maxeon Solar Technologies Ltd.(x)*	35,330	117,649
MaxLinear, Inc., Class A*	41,993	784,009
Navitas Semiconductor Corp., Class A*	54,520	260,060
NVE Corp.	1,270	114,529
Onto Innovation, Inc.*	26,182	4,741,037
PDF Solutions, Inc.*	15,880	534,680
Photronics, Inc.*	30,800	872,256
Power Integrations, Inc.	32,548	2,328,809
Rambus, Inc.*	57,630	3,562,110
Semtech Corp.*	37,396	1,028,016
Silicon Laboratories, Inc.*	17,670	2,539,532
SiTime Corp.*	8,200	764,486
SkyWater Technology, Inc.*	22,410	227,910
SMART Global Holdings, Inc.*	24,800	652,736
Synaptics, Inc.*	20,337	1,984,078
Transphorm, Inc.*	4,560	22,390
Ultra Clean Holdings, Inc.*	22,300	1,024,462
Veeco Instruments, Inc.*	26,886	945,581

		41,461,121

Software (6.2%)
8x8, Inc.*	101,080	272,916
A10 Networks, Inc.	30,500	417,545
ACI Worldwide, Inc.*	57,936	1,924,055
Adeia, Inc.	59,283	647,370
Agilysys, Inc.*	10,200	859,452
Alarm.com Holdings, Inc.*	26,300	1,905,961
Alkami Technology, Inc.*	21,700	533,169
Altair Engineering, Inc., Class A*	28,900	2,489,735
American Software, Inc., Class A	20,100	230,145
Amplitude, Inc., Class A*	28,200	306,816
Appfolio, Inc., Class A*	10,500	2,590,770
Appian Corp., Class A*	20,000	799,000
Asana, Inc., Class A*	38,400	594,816
Aurora Innovation, Inc., Class A*	162,420	458,024
AvePoint, Inc.*	81,910	648,727
Bit Digital, Inc.(x)*	96,480	276,898
Blackbaud, Inc.*	23,297	1,727,240
BlackLine, Inc.*	29,100	1,879,278
Box, Inc., Class A*	72,600	2,056,032
Braze, Inc., Class A*	28,026	1,241,552
C3.ai, Inc., Class A(x)*	44,160	1,195,411
Cerence, Inc.*	21,300	335,475
Cipher Mining, Inc.(x)*	74,670	384,551
Cleanspark, Inc.*	103,130	2,187,387
Clear Secure, Inc., Class A	44,540	947,366
CommVault Systems, Inc.*	22,414	2,273,452
Consensus Cloud Solutions, Inc.*	8,769	139,076
CoreCard Corp.*	600	6,630
CS Disco, Inc.*	29,050	236,176
CXApp, Inc.(x)*	35,630	87,294
Digimarc Corp.(x)*	8,110	220,430
Digital Turbine, Inc.*	47,800	125,236
Domo, Inc., Class B*	21,930	195,616
E2open Parent Holdings, Inc.*	124,200	551,448
eGain Corp.*	2,840	18,318
Enfusion, Inc., Class A(x)*	26,130	241,703
Envestnet, Inc.*	30,800	1,783,628
Everbridge, Inc.*	20,000	696,600
EverCommerce, Inc.*	21,500	202,530
Expensify, Inc., Class A*	22,970	42,265
Freshworks, Inc., Class A*	86,570	1,576,440
Instructure Holdings, Inc.*	8,100	173,178
Intapp, Inc.*	21,310	730,933
InterDigital, Inc.	14,475	1,541,008
Jamf Holding Corp.*	37,320	684,822
Kaltura, Inc.*	7,510	10,138
LivePerson, Inc.(x)*	84,850	84,629
LiveRamp Holdings, Inc.*	37,985	1,310,482
Marathon Digital Holdings, Inc.(x)*	115,098	2,598,913
Matterport, Inc.*	110,400	249,504
MeridianLink, Inc.*	12,580	235,246
MicroStrategy, Inc., Class A*	7,943	13,539,320
Mitek Systems, Inc.*	21,600	304,560
Model N, Inc.*	19,800	563,706
N-able, Inc.*	34,400	449,608
NextNav, Inc.*	40,930	269,319
Olo, Inc., Class A*	45,300	248,697
ON24, Inc.	27,350	195,279
OneSpan, Inc.*	21,020	244,463
PagerDuty, Inc.*	41,900	950,292
PowerSchool Holdings, Inc., Class A*	29,950	637,635
Progress Software Corp.	23,597	1,257,956
PROS Holdings, Inc.*	22,700	824,691
Q2 Holdings, Inc.*	28,800	1,513,728
Qualys, Inc.*	19,400	3,237,278
Rapid7, Inc.*	31,380	1,538,875
Red Violet, Inc.*	500	9,775
Rimini Street, Inc.*	27,700	90,302
Riot Platforms, Inc.*	105,770	1,294,625
Sapiens International Corp. NV	14,100	453,456
SEMrush Holdings, Inc., Class A*	11,600	153,816
SolarWinds Corp.*	26,000	328,120
SoundHound AI, Inc., Class A(x)*	100,780	593,594
SoundThinking, Inc.*	6,780	107,666
Sprinklr, Inc., Class A*	46,480	570,310
Sprout Social, Inc., Class A*	25,970	1,550,669
SPS Commerce, Inc.*	19,400	3,587,060
Tenable Holdings, Inc.*	61,010	3,015,724
Terawulf, Inc.(x)*	29,580	77,795
Varonis Systems, Inc.*	58,160	2,743,407
Verint Systems, Inc.*	35,951	1,191,776
Veritone, Inc.*	20,930	110,092
Viant Technology, Inc., Class A*	4,190	44,665
Weave Communications, Inc.*	23,800	273,224
Workiva, Inc., Class A*	28,600	2,425,280
Xperi, Inc.*	23,283	280,793
Yext, Inc.*	63,000	379,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Zeta Global Holdings Corp., Class A*	75,130	$821,171
Zuora, Inc., Class A*	67,280	613,594

		89,417,597

Technology Hardware, Storage & Peripherals (2.1%)
CompoSecure, Inc., Class A*	3,650	26,390
Corsair Gaming, Inc.*	19,700	243,098
CPI Card Group, Inc.*	1,090	19,468
Eastman Kodak Co.*	47,280	234,036
Immersion Corp.	10,100	75,548
Intevac, Inc.*	2,830	10,867
IonQ, Inc.*	85,880	857,941
Super Micro Computer, Inc.*	27,176	27,448,575
Turtle Beach Corp.*	11,010	189,812
Xerox Holdings Corp.	57,700	1,032,830

		30,138,565

Total Information Technology		213,017,122

Materials (4.5%)
Chemicals (1.9%)
AdvanSix, Inc.	13,500	386,100
American Vanguard Corp.	19,060	246,827
Arcadium Lithium plc(x)*	552,404	2,380,861
Aspen Aerogels, Inc.*	29,870	525,712
Avient Corp.	48,500	2,104,900
Balchem Corp.	16,415	2,543,504
Cabot Corp.	29,200	2,692,240
Core Molding Technologies, Inc.*	1,350	25,555
Danimer Scientific, Inc., Class A*	19,880	21,669
Ecovyst, Inc.*	44,630	497,625
Hawkins, Inc.	10,100	775,680
HB Fuller Co.	29,059	2,317,165
Ingevity Corp.*	19,600	934,920
Innospec, Inc.	13,700	1,766,478
Intrepid Potash, Inc.*	10,110	210,895
Koppers Holdings, Inc.	10,793	595,450
Kronos Worldwide, Inc.	21,210	250,278
LSB Industries, Inc.*	33,430	293,515
Mativ Holdings, Inc.	26,977	505,819
Minerals Technologies, Inc.	16,140	1,215,019
Origin Materials, Inc.(x)*	56,810	28,973
Orion SA	33,900	797,328
Perimeter Solutions SA*	61,400	455,588
PureCycle Technologies, Inc.(x)*	91,210	567,326
Quaker Chemical Corp.	7,500	1,539,375
Rayonier Advanced Materials, Inc.*	50,270	240,291
Sensient Technologies Corp.	20,925	1,447,801
Stepan Co.	11,388	1,025,376
Trinseo plc	25,600	96,768
Tronox Holdings plc	58,700	1,018,445
Valhi, Inc.	1,380	23,708

		27,531,191

Construction Materials (0.4%)
Knife River Corp.*	30,780	2,495,642
Summit Materials, Inc., Class A*	64,669	2,882,297
United States Lime & Minerals, Inc.	860	256,401

		5,634,340

Containers & Packaging (0.3%)
Greif, Inc., Class A	14,800	1,021,940
Greif, Inc., Class B	3,200	222,464
Myers Industries, Inc.	13,300	308,161
O-I Glass, Inc.*	91,000	1,509,690
Pactiv Evergreen, Inc.	27,250	390,220
Ranpak Holdings Corp., Class A*	21,680	170,621
TriMas Corp.	27,000	721,710

		4,344,806

Metals & Mining (1.8%)
5E Advanced Materials, Inc.(x)*	3,190	4,275
Alpha Metallurgical Resources, Inc.	5,830	1,930,721
Arch Resources, Inc.	9,860	1,585,390
ATI, Inc.*	71,300	3,648,421
Caledonia Mining Corp. plc	1,020	11,291
Carpenter Technology Corp.	28,700	2,049,754
Century Aluminum Co.*	37,550	577,895
Coeur Mining, Inc.*	191,896	723,448
Commercial Metals Co.	61,160	3,594,373
Compass Minerals International, Inc.	19,500	306,930
Constellium SE*	63,800	1,410,618
Contango ORE, Inc.(x)*	140	2,779
Dakota Gold Corp.*	1,610	3,816
Haynes International, Inc.	4,833	290,560
Hecla Mining Co.	304,409	1,464,207
i-80 Gold Corp.*	74,960	100,446
Ivanhoe Electric, Inc.*	29,800	292,040
Kaiser Aluminum Corp.	10,291	919,604
Materion Corp.	11,545	1,521,054
Metallus, Inc.*	23,300	518,425
NioCorp Developments Ltd.*	1,210	3,291
Novagold Resources, Inc.*	131,700	395,100
Olympic Steel, Inc.	6,080	430,950
Perpetua Resources Corp.*	1,320	5,491
Piedmont Lithium, Inc.(x)*	8,800	117,216
Radius Recycling, Inc.	10,500	221,865
Ramaco Resources, Inc., Class A	9,110	153,412
Ryerson Holding Corp.	15,050	504,175
SunCoke Energy, Inc.	42,510	479,088
Tredegar Corp.	9,729	63,433
Warrior Met Coal, Inc.	27,880	1,692,316
Worthington Steel, Inc.	20,580	737,793

		25,760,177

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	8,368	365,933
Glatfelter Corp.*	23,495	46,990
Sylvamo Corp.	17,900	1,105,146

		1,518,069

Total Materials		64,788,583

Real Estate (5.5%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	42,386	698,098
Alpine Income Property Trust, Inc. (REIT)	3,500	53,480
American Assets Trust, Inc. (REIT)	24,318	532,807
Armada Hoffler Properties, Inc. (REIT)	33,800	351,520
Broadstone Net Lease, Inc. (REIT)	100,460	1,574,208
CTO Realty Growth, Inc. (REIT)	13,118	222,350
Empire State Realty Trust, Inc. (REIT), Class A	74,300	752,659
Essential Properties Realty Trust, Inc. (REIT)	84,060	2,241,040
Gladstone Commercial Corp. (REIT)	18,900	261,576
Global Net Lease, Inc. (REIT)	88,869	690,512
NexPoint Diversified Real Estate Trust (REIT)	7,276	48,022
One Liberty Properties, Inc. (REIT)	10,543	238,166

		7,664,438

Health Care REITs (0.5%)
CareTrust REIT, Inc. (REIT)	64,143	1,563,165
Community Healthcare Trust, Inc. (REIT)	12,300	326,565
Diversified Healthcare Trust (REIT)	211,620	520,585
Global Medical REIT, Inc. (REIT)	30,400	266,000
LTC Properties, Inc. (REIT)	21,569	701,208
National Health Investors, Inc. (REIT)	23,928	1,503,396
Sabra Health Care REIT, Inc. (REIT)	120,123	1,774,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Realty Income Trust (REIT)	5,750	$211,083

		6,866,219

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	109,100	1,787,058
Braemar Hotels & Resorts, Inc. (REIT)	49,290	98,580
Chatham Lodging Trust (REIT)	22,650	228,991
DiamondRock Hospitality Co. (REIT)	115,998	1,114,741
Pebblebrook Hotel Trust (REIT)	61,712	950,982
RLJ Lodging Trust (REIT)	74,476	880,306
Ryman Hospitality Properties, Inc. (REIT)	30,764	3,556,626
Service Properties Trust (REIT)	95,200	645,456
Summit Hotel Properties, Inc. (REIT)	53,600	348,936
Sunstone Hotel Investors, Inc. (REIT)	100,898	1,124,004
Xenia Hotels & Resorts, Inc. (REIT)	63,400	951,634

		11,687,314

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	14,000	1,449,560
LXP Industrial Trust (REIT)	147,226	1,327,979
Plymouth Industrial REIT, Inc. (REIT)	24,420	549,450
Terreno Realty Corp. (REIT)	45,130	2,996,632

		6,323,621

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	88,100	422,880
City Office REIT, Inc. (REIT)	44,540	232,053
COPT Defense Properties (REIT)	58,700	1,418,779
Douglas Emmett, Inc. (REIT)	90,870	1,260,367
Easterly Government Properties, Inc. (REIT), Class A	64,720	744,927
Equity Commonwealth (REIT)*	60,900	1,149,792
Hudson Pacific Properties, Inc. (REIT)	74,430	480,074
JBG SMITH Properties (REIT)	59,750	958,987
Office Properties Income Trust (REIT)(x)	50,351	102,716
Orion Office REIT, Inc. (REIT)	39,330	138,048
Paramount Group, Inc. (REIT)	97,000	454,930
Peakstone Realty Trust (REIT)	14,860	239,692
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	506,160
Postal Realty Trust, Inc. (REIT), Class A	13,380	191,602
SL Green Realty Corp. (REIT)	35,190	1,940,025

		10,241,032

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	440	7,885
Anywhere Real Estate, Inc.*	64,800	400,464
Compass, Inc., Class A*	131,400	473,040
Cushman & Wakefield plc*	99,396	1,039,682
DigitalBridge Group, Inc.	84,100	1,620,607
Douglas Elliman, Inc.*	79,620	125,800
eXp World Holdings, Inc.(x)	32,200	332,626
Forestar Group, Inc.*	14,533	584,081
FRP Holdings, Inc.*	3,910	240,074
Kennedy-Wilson Holdings, Inc.	70,024	600,806
Marcus & Millichap, Inc.	16,000	546,720
Maui Land & Pineapple Co., Inc.*	1,120	24,259
Newmark Group, Inc., Class A	84,624	938,480
Opendoor Technologies, Inc.*	291,580	883,487
RE/MAX Holdings, Inc., Class A	16,170	141,811
Redfin Corp.*	54,197	360,410
RMR Group, Inc. (The), Class A	9,596	230,304
St Joe Co. (The)	18,200	1,055,054
Star Holdings*	10,748	138,864
Stratus Properties, Inc.*	2,730	62,326
Tejon Ranch Co.*	12,042	185,567
Transcontinental Realty Investors, Inc.*	850	32,003

		10,024,350

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	77,400	633,906
BRT Apartments Corp. (REIT)	10,430	175,224
Centerspace (REIT)	7,049	402,780
Clipper Realty, Inc. (REIT)	7,220	34,872
Elme Communities (REIT)	42,317	589,053
Independence Realty Trust, Inc. (REIT)	112,207	1,809,899
NexPoint Residential Trust, Inc. (REIT)	9,700	312,243
UMH Properties, Inc. (REIT)	32,570	528,937
Veris Residential, Inc. (REIT)	51,400	781,794

		5,268,708

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	45,673	776,898
Alexander’s, Inc. (REIT)	1,315	285,539
CBL & Associates Properties, Inc. (REIT)	13,400	306,994
Getty Realty Corp. (REIT)	26,575	726,826
InvenTrust Properties Corp. (REIT)	34,200	879,282
Kite Realty Group Trust (REIT)	115,772	2,509,937
Macerich Co. (The) (REIT)	115,630	1,992,305
NETSTREIT Corp. (REIT)(x)	31,600	580,492
Phillips Edison & Co., Inc. (REIT)	61,770	2,215,690
Retail Opportunity Investments Corp. (REIT)	62,100	796,122
Saul Centers, Inc. (REIT)	5,950	229,015
SITE Centers Corp. (REIT)	97,900	1,434,235
Tanger, Inc. (REIT)	51,600	1,523,748
Urban Edge Properties (REIT)	64,500	1,113,915
Whitestone REIT (REIT)	25,200	316,260

		15,687,258

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	20,500	227,550
Four Corners Property Trust, Inc. (REIT)	46,600	1,140,302
Gladstone Land Corp. (REIT)	15,900	212,106
Outfront Media, Inc. (REIT)	75,600	1,269,324
PotlatchDeltic Corp. (REIT)	42,809	2,012,879
Safehold, Inc. (REIT)	19,467	401,020
Uniti Group, Inc. (REIT)	127,450	751,955

		6,015,136

Total Real Estate		79,778,076

Utilities (2.5%)
Electric Utilities (0.7%)
ALLETE, Inc.	35,123	2,094,736
Genie Energy Ltd., Class B	7,170	108,123
MGE Energy, Inc.	20,279	1,596,363
Otter Tail Corp.	22,925	1,980,720
PNM Resources, Inc.	46,181	1,738,253
Portland General Electric Co.	51,912	2,180,304

		9,698,499

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	65,209	2,350,132
Chesapeake Utilities Corp.	11,700	1,255,410
New Jersey Resources Corp.	49,322	2,116,407
Northwest Natural Holding Co.	17,242	641,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
ONE Gas, Inc.	29,500	$1,903,635
RGC Resources, Inc.	1,420	28,741
Southwest Gas Holdings, Inc.	33,396	2,542,438
Spire, Inc.	26,152	1,604,948

		12,443,458

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	56,750	271,265
Montauk Renewables, Inc.*	37,530	156,125
Ormat Technologies, Inc.	30,010	1,986,362
Sunnova Energy International, Inc.(x)*	60,600	371,478

		2,785,230

Multi-Utilities (0.4%)
Avista Corp.	41,489	1,452,945
Black Hills Corp.	34,819	1,901,117
Northwestern Energy Group, Inc.	34,768	1,770,734
Unitil Corp.	8,100	424,035

		5,548,831

Water Utilities (0.4%)
American States Water Co.	21,158	1,528,454
Artesian Resources Corp., Class A	5,250	194,828
Cadiz, Inc.*	16,290	47,241
California Water Service Group	31,440	1,461,331
Consolidated Water Co. Ltd.	6,800	199,308
Global Water Resources, Inc.	4,980	63,943
Middlesex Water Co.	11,300	593,250
Pure Cycle Corp.*	10,080	95,760
SJW Group	15,000	848,850
York Water Co. (The)	6,190	224,511

		5,257,476

Total Utilities		35,733,494

Total Common Stocks (98.7%) (Cost $988,178,631)		1,426,370,427

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Empire Petroleum Corp., expiring 4/3/24(x)*	2,260	—

Total Energy		—

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (x)*	82,700	41,350
Cartesian Therapeutics, Inc.*	11,360	1,534
Chinook Therapeutics, Inc., CVR*	35,960	14,384

		57,268

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	798
Theseus Pharmaceuticals, Inc., CVR(r)*	11,450	86

		884

Total Health Care		58,152

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	47,400

Total Materials		47,400

Total Rights (0.0%)† (Cost $66,708)		105,552

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Shares 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,415,644	3,415,644

Total Investment Companies		22,415,644

Total Short-Term Investments (1.6%) (Cost $22,415,644)		22,415,644

Total Investments in Securities (100.3%) (Cost $1,010,660,983)		1,448,891,623
Other Assets Less Liabilities (-0.3%)		(4,702,726)

Net Assets (100%)		$1,444,188,897

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $652,562 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $28,340,227. This was collateralized by $6,667,036 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 4/18/24 – 2/15/54 and by cash of $22,416,579 of which $22,415,644 was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	136	6/2024	USD	14,592,120	269,345

					269,345

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$30,551,626	$—		$—		$30,551,626
Consumer Discretionary	156,249,362	—		—	(a)	156,249,362
Consumer Staples	47,494,554	—		—		47,494,554
Energy	104,541,601	—		—		104,541,601
Financials	226,709,970	—		—		226,709,970
Health Care	218,973,604	—		25,207		218,998,811
Industrials	248,507,228	—		—		248,507,228
Information Technology	213,017,122	—		—		213,017,122
Materials	64,788,583	—		—		64,788,583
Real Estate	79,778,076	—		—		79,778,076
Utilities	35,733,494	—		—		35,733,494
Future	269,345	—		—		269,345
Rights
Energy	—	—	(a)	—		—	(a)
Health Care	—	57,268		884		58,152
Materials	—	47,400		—		47,400
Short-Term Investments
Investment Companies	22,415,644	—		—		22,415,644

Total Assets	$1,449,030,209	$104,668		$26,091		$1,449,160,968

Total Liabilities	$—	$—		$—		$—

Total	$1,449,030,209	$104,668		$26,091		$1,449,160,968

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$638,067,162
Aggregate gross unrealized depreciation	(206,486,812)

Net unrealized appreciation	$431,580,350

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,017,580,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.3%)
Capital Markets (0.1%)
Helix Acquisition Corp. II, Class A*	11,193	$115,847

Insurance (0.2%)
Oscar Health, Inc., Class A*	29,056	432,063

Total Financials		547,910

Health Care (99.0%)
Biotechnology (31.8%)
AbbVie, Inc.	5,215	949,652
ACADIA Pharmaceuticals, Inc.*	12,662	234,120
Acumen Pharmaceuticals, Inc.*	10,700	43,335
Agios Pharmaceuticals, Inc.*	11,538	337,371
Akero Therapeutics, Inc.*	10,866	274,475
Alector, Inc.*	12,854	77,381
Alkermes plc*	20,450	553,582
Allogene Therapeutics, Inc.*	38,273	171,080
Alnylam Pharmaceuticals, Inc.*	17,154	2,563,665
Alpine Immune Sciences, Inc.*	10,636	421,611
ALX Oncology Holdings, Inc.(x)*	4,800	53,520
Amgen, Inc.	10,982	3,122,402
AnaptysBio, Inc.*	1,600	36,032
Annexon, Inc.*	12,600	90,342
Apellis Pharmaceuticals, Inc.*	17,485	1,027,768
Apogee Therapeutics, Inc.(x)*	12,156	807,766
Arcellx, Inc.*	4,975	346,011
Ardelyx, Inc.*	38,927	284,167
Argenx SE (ADR)*	9,782	3,851,369
Ascendis Pharma A/S (ADR)*	7,609	1,150,253
Atara Biotherapeutics, Inc.(x)*	53,700	37,268
Aura Biosciences, Inc.*	7,297	57,281
Autolus Therapeutics plc (ADR)*	26,811	171,054
Avidity Biosciences, Inc.*	37,031	945,031
Beam Therapeutics, Inc.(x)*	11,623	384,024
BeiGene Ltd. (ADR)*	8,264	1,292,407
Bicycle Therapeutics plc (ADR)(x)*	4,560	113,544
Biogen, Inc.*	4,835	1,042,571
Biohaven Ltd.*	22,090	1,208,102
BioMarin Pharmaceutical, Inc.*	9,786	854,709
Blueprint Medicines Corp.*	26,052	2,471,293
C4 Therapeutics, Inc.(x)*	8,200	66,994
Cabaletta Bio, Inc.*	6,400	109,184
Cargo Therapeutics, Inc.(x)*	22,299	497,714
Celldex Therapeutics, Inc.*	18,309	768,429
Centessa Pharmaceuticals plc (ADR)(x)*	18,115	204,700
CG oncology, Inc.*	9,630	422,757
Corbus Pharmaceuticals Holdings, Inc.*	1,864	73,143
Crinetics Pharmaceuticals, Inc.*	12,664	592,802
CRISPR Therapeutics AG(x)*	1,170	79,747
Cytokinetics, Inc.*	5,622	394,158
Day One Biopharmaceuticals, Inc.*	5,365	88,630
Denali Therapeutics, Inc.*	12,669	259,968
Disc Medicine, Inc.*	2,715	169,036
Dyne Therapeutics, Inc.*	5,800	164,662
Entrada Therapeutics, Inc.*	6,665	94,443
Exact Sciences Corp.*	11,238	776,096
Exelixis, Inc.*	13,413	318,291
Fate Therapeutics, Inc.*	4,800	35,232
Generation Bio Co.(x)*	30,137	122,658
Geron Corp.(x)*	17,100	56,430
Gossamer Bio, Inc.*	35,600	42,008
Ideaya Biosciences, Inc.*	13,941	611,731
IGM Biosciences, Inc.(x)*	11,853	114,381
Immatics NV(x)*	23,842	250,579
Immuneering Corp., Class A(x)*	22,529	65,109
Immunocore Holdings plc (ADR)(x)*	14,714	956,410
Immunome, Inc.(x)*	19,865	490,268
Immunovant, Inc.*	7,572	244,651
Incyte Corp.*	5,230	297,953
Insmed, Inc.*	27,631	749,629
Intellia Therapeutics, Inc.*	3,690	101,512
Ionis Pharmaceuticals, Inc.*	11,829	512,787
Iovance Biotherapeutics, Inc.*	37,371	553,838
Krystal Biotech, Inc.*	4,971	884,490
Kymera Therapeutics, Inc.*	15,733	632,467
Kyverna Therapeutics, Inc.(x)*	5,057	125,616
Legend Biotech Corp. (ADR)*	14,726	825,981
Lyell Immunopharma, Inc.*	100,173	223,386
MacroGenics, Inc.*	14,900	219,328
Madrigal Pharmaceuticals, Inc.(x)*	3,654	975,764
Mereo Biopharma Group plc (ADR)*	19,600	64,680
Merus NV*	9,910	446,247
Mirum Pharmaceuticals, Inc.*	5,468	137,356
Monte Rosa Therapeutics, Inc.*	20,464	144,271
MoonLake Immunotherapeutics, Class A(x)*	12,908	648,369
Morphic Holding, Inc.*	10,348	364,250
Neurocrine Biosciences, Inc.*	9,720	1,340,582
Nuvalent, Inc., Class A(x)*	1,526	114,587
ORIC Pharmaceuticals, Inc.(x)*	15,700	215,875
Pharming Group NV*	88,786	97,607
Praxis Precision Medicines, Inc.*	3,502	213,692
Prelude Therapeutics, Inc.*	10,246	48,566
Prime Medicine, Inc.(x)*	15,567	108,969
Protagonist Therapeutics, Inc.*	10,700	309,551
Prothena Corp. plc*	9,915	245,595
RAPT Therapeutics, Inc.*	2,973	26,698
Regeneron Pharmaceuticals, Inc.*	5,393	5,190,709
Relay Therapeutics, Inc.*	30,792	255,574
Replimune Group, Inc.*	17,389	142,068
REVOLUTION Medicines, Inc.(x)*	20,148	649,370
Rhythm Pharmaceuticals, Inc.*	2,437	105,595
Rocket Pharmaceuticals, Inc.(x)*	13,409	361,239
Roivant Sciences Ltd.*	11,409	120,251
Sage Therapeutics, Inc.*	9,739	182,509
Sana Biotechnology, Inc.(x)*	34,325	343,250
Sarepta Therapeutics, Inc.*	3,967	513,568
Scholar Rock Holding Corp.(x)*	27,312	485,061
Sensorion SA*	125,889	104,442
Soleno Therapeutics, Inc.*	2,415	103,362
SpringWorks Therapeutics, Inc.*	18,431	907,174
Spyre Therapeutics, Inc.(x)*	4,448	168,713
Taysha Gene Therapies, Inc.(x)*	12,100	34,727
Ultragenyx Pharmaceutical, Inc.*	17,028	795,037
UroGen Pharma Ltd.(x)*	4,000	60,000
Vaxcyte, Inc.*	10,796	737,475
Vera Therapeutics, Inc., Class A*	9,887	426,327
Vertex Pharmaceuticals, Inc.*	9,735	4,069,327
Voyager Therapeutics, Inc.(x)*	14,167	131,895
Xencor, Inc.*	13,706	303,314
Zai Lab Ltd. (ADR)(x)*	18,060	289,321
Zentalis Pharmaceuticals, Inc.*	18,905	297,943

		60,451,294

Health Care Equipment & Supplies (16.8%)
Becton Dickinson & Co.	8,344	2,064,723
Boston Scientific Corp.*	29,369	2,011,483
Dexcom, Inc.*	9,958	1,381,175
Edwards Lifesciences Corp.*	26,362	2,519,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Enovis Corp.*	2,800	$174,860
Haemonetics Corp.*	2,000	170,700
Hologic, Inc.*	15,971	1,245,099
Inspire Medical Systems, Inc.*	2,406	516,785
Insulet Corp.*	2,645	453,353
Intuitive Surgical, Inc.*	19,969	7,969,428
Lantheus Holdings, Inc.*	5,692	354,270
Novocure Ltd.*	23,153	361,881
Orchestra BioMed Holdings, Inc.(x)*	9,046	47,672
Penumbra, Inc.*	9,190	2,051,024
PROCEPT BioRobotics Corp.*	9,399	464,499
Shockwave Medical, Inc.*	4,584	1,492,688
Siemens Healthineers AG(m)*	4,907	300,271
Sonova Holding AG (Registered)	1,152	333,523
Stryker Corp.	19,477	6,970,234
Teleflex, Inc.	513	116,025
Zimmer Biomet Holdings, Inc.	7,685	1,014,266

		32,013,112

Health Care Providers & Services (17.6%)
agilon health, Inc.(x)*	29,310	178,791
BrightSpring Health Services, Inc.(x)*	13,962	151,767
Cardinal Health, Inc.	9,524	1,065,735
Cencora, Inc.	2,530	614,765
Centene Corp.*	14,960	1,174,061
Cigna Group (The)	9,918	3,602,118
Elevance Health, Inc.	13,142	6,814,653
GeneDx Holdings Corp., Class A(x)*	744	6,793
Guardant Health, Inc.*	11,022	227,384
HCA Healthcare, Inc.	6,297	2,100,238
Humana, Inc.	2,801	971,163
McKesson Corp.	1,706	915,866
Molina Healthcare, Inc.*	7,037	2,891,011
Surgery Partners, Inc.*	11,293	336,870
Tenet Healthcare Corp.*	8,648	908,991
UnitedHealth Group, Inc.	23,419	11,585,379

		33,545,585

Health Care Technology (0.7%)
Veeva Systems, Inc., Class A*	5,803	1,344,497

Life Sciences Tools & Services (12.1%)
10X Genomics, Inc., Class A*	23,447	879,966
Agilent Technologies, Inc.	14,423	2,098,691
Bio-Techne Corp.	12,887	907,116
Bruker Corp.	6,438	604,786
Charles River Laboratories International, Inc.*	2,921	791,445
Danaher Corp.	22,917	5,722,833
ICON plc*	3,151	1,058,579
IQVIA Holdings, Inc.*	2,949	745,773
Pacific Biosciences of California, Inc.*	25,532	95,745
Repligen Corp.*	3,771	693,562
Sartorius AG (Preference)(q)*	1,491	592,917
Thermo Fisher Scientific, Inc.	13,135	7,634,193
West Pharmaceutical Services, Inc.	3,161	1,250,839

		23,076,445

Pharmaceuticals (20.0%)
Alto Neuroscience, Inc.(x)*	6,191	95,032
Amylyx Pharmaceuticals, Inc.(x)*	12,051	34,225
Arvinas, Inc.*	14,482	597,817
AstraZeneca plc (ADR)	56,639	3,837,292
Chugai Pharmaceutical Co. Ltd.	9,000	342,806
Daiichi Sankyo Co. Ltd.	14,000	443,731
Eli Lilly and Co.	24,329	18,926,989
EyePoint Pharmaceuticals, Inc.*	11,109	229,623
Longboard Pharmaceuticals, Inc.(x)*	12,796	276,394
Merck & Co., Inc.	58,725	7,748,764
Neumora Therapeutics, Inc.*	7,238	99,522
Novo Nordisk A/S (ADR)	22,814	2,929,318
Nuvation Bio, Inc.*	11,000	40,040
Ocular Therapeutix, Inc.*	5,800	52,780
Pharvaris NV*	10,056	232,394
Pliant Therapeutics, Inc.*	10,520	156,748
Structure Therapeutics, Inc. (ADR)*	8,646	370,567
Tarsus Pharmaceuticals, Inc.(x)*	3,497	127,116
Viatris, Inc.	15,400	183,876
WaVe Life Sciences Ltd.(x)*	24,228	149,487
Zoetis, Inc.	6,218	1,052,148

		37,926,669

Total Health Care		188,357,602

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., Class A(x)*	53,863	62,481

Total Materials		62,481

Total Common Stocks (99.3%) (Cost $129,423,637)		188,967,993

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
REVOLUTION Medicines, Inc.,expiring 11/14/28*	3,127	500

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp.,expiring 7/22/26*	3,332	183

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc.,expiring 8/31/26(r)*	1,418	—

Total Health Care		683

Total Warrants (0.0%)† (Cost $—)		683

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	3,947,275	3,947,275

Total Short-Term Investment (2.1%) (Cost $3,947,275)		3,947,275

Total Investments in Securities (101.4%) (Cost $133,370,912)		192,915,951
Other Assets Less Liabilities (-1.4%)		(2,685,419)

Net Assets (100%)		$190,230,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $300,271 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $7,275,360. This was collateralized by $3,438,827 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 4/2/24 – 2/15/54 and by cash of $3,947,275 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Financials	$547,910	$—	$—		$547,910
Health Care	186,142,305	2,215,297	—		188,357,602
Materials	62,481	—	—		62,481
Short-Term Investment
Investment Company	3,947,275	—	—		3,947,275
Warrants
Health Care	683	—	—	(a)	683

Total Assets	$190,700,654	$2,215,297	$—		$192,915,951

Total Liabilities	$—	$—	$—		$—

Total	$190,700,654	$2,215,297	$—		$192,915,951

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,144,808
Aggregate gross unrealized depreciation	(12,870,501)

Net unrealized appreciation	$58,274,307

Federal income tax cost of investments in securities and derivative instruments, if applicable	$134,641,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Automobile Components (2.0%)
Cie Generale des Etablissements Michelin SCA (ADR)(x)	1,682,963	$32,245,571

Household Durables (5.7%)
Lennar Corp., Class A	349,323	60,076,570
Sony Group Corp. (ADR)(x)	397,000	34,038,780

		94,115,350

Specialty Retail (2.2%)
Lowe’s Cos., Inc.	140,728	35,847,643

Total Consumer Discretionary		162,208,564

Consumer Staples (5.9%)
Beverages (3.9%)
Coca-Cola Co. (The)	551,300	33,728,534
Constellation Brands, Inc., Class A	113,300	30,790,408

		64,518,942

Household Products (2.0%)
Procter & Gamble Co. (The)	203,200	32,969,200

Total Consumer Staples		97,488,142

Energy (4.4%)
Oil, Gas & Consumable Fuels (4.4%)
Coterra Energy, Inc.	1,261,880	35,181,215
TotalEnergies SE (ADR)(x)	535,992	36,892,329

Total Energy		72,073,544

Financials (16.6%)
Banks (8.3%)
Commerce Bancshares, Inc.	305,179	16,235,523
Cullen/Frost Bankers, Inc.	215,400	24,247,578
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	2,589,752	26,493,163
PNC Financial Services Group, Inc. (The)	190,100	30,720,160
US Bancorp	857,700	38,339,190

		136,035,614

Capital Markets (5.6%)
Ameriprise Financial, Inc.	118,700	52,042,828
Blackstone, Inc.	299,800	39,384,726

		91,427,554

Consumer Finance (2.7%)
Capital One Financial Corp.	300,737	44,776,732

Total Financials		272,239,900

Health Care (11.0%)
Biotechnology (2.4%)
Amgen, Inc.	139,700	39,719,504

Health Care Equipment & Supplies (3.6%)
Alcon, Inc.(x)	399,044	33,236,374
Medtronic plc	297,392	25,917,713

		59,154,087

Life Sciences Tools & Services (2.3%)
Danaher Corp.	153,300	38,282,076

Pharmaceuticals (2.7%)
Merck & Co., Inc.	329,000	43,411,550

Total Health Care		180,567,217

Industrials (12.5%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	119,500	33,757,555

Commercial Services & Supplies (0.3%)
Veralto Corp.	54,120	4,798,279

Industrial Conglomerates (2.1%)
Honeywell International, Inc.	167,100	34,297,275

Machinery (8.0%)
Oshkosh Corp.	211,900	26,426,049
Parker-Hannifin Corp.	118,250	65,722,168
Xylem, Inc.	306,067	39,556,099

		131,704,316

Total Industrials		204,557,425

Information Technology (20.0%)
Electronic Equipment, Instruments & Components (1.9%)
Teledyne Technologies, Inc.*	73,833	31,697,984

Semiconductors & Semiconductor Equipment (5.4%)
Microchip Technology, Inc.	498,112	44,685,627
QUALCOMM, Inc.	257,833	43,651,127

		88,336,754

Software (12.7%)
Adobe, Inc.*	93,600	47,230,560
ANSYS, Inc.*	130,600	45,339,096
Autodesk, Inc.*	153,900	40,078,638
Microsoft Corp.	178,521	75,107,355

		207,755,649

Total Information Technology		327,790,387

Materials (11.3%)
Chemicals (7.7%)
Corteva, Inc.	878,800	50,680,396
Ecolab, Inc.	166,623	38,473,251
RPM International, Inc.	314,894	37,456,641

		126,610,288

Construction Materials (3.6%)
Martin Marietta Materials, Inc.	97,417	59,808,193

Total Materials		186,418,481

Real Estate (2.9%)
Residential REITs (1.5%)
Equity LifeStyle Properties, Inc. (REIT)	391,300	25,199,720

Specialized REITs (1.4%)
Crown Castle, Inc. (REIT)	212,000	22,435,960

Total Real Estate		47,635,680

Utilities (3.9%)
Electric Utilities (1.7%)
Xcel Energy, Inc.	512,800	27,563,000

Gas Utilities (2.2%)
Atmos Energy Corp.	310,500	36,909,135

Total Utilities		64,472,135

Total Common Stocks (98.4%) (Cost $1,296,174,802)		1,615,451,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
Allspring Government Money Market Fund, Select Shares 5.25% (7 day yield) (xx)	20,000,000	$20,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	31,436,873	31,436,873

Total Investment Companies		53,436,873

Total Short-Term Investments (3.3%) (Cost $53,436,873)		53,436,873

Total Investments in Securities (101.7%) (Cost $1,349,611,675)		1,668,888,348
Other Assets Less Liabilities (-1.7%)		(27,946,299)

Net Assets (100%)		$1,640,942,049

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $76,586,813. This was collateralized by $26,697,683 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/2/24 – 2/15/54 and by cash of $53,436,873 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$162,208,564	$—	$—	$162,208,564
Consumer Staples	97,488,142	—	—	97,488,142
Energy	72,073,544	—	—	72,073,544
Financials	272,239,900	—	—	272,239,900
Health Care	180,567,217	—	—	180,567,217
Industrials	204,557,425	—	—	204,557,425
Information Technology	327,790,387	—	—	327,790,387
Materials	186,418,481	—	—	186,418,481
Real Estate	47,635,680	—	—	47,635,680
Utilities	64,472,135	—	—	64,472,135
Short-Term Investments
Investment Companies	53,436,873	—	—	53,436,873

Total Assets	$1,668,888,348	$—	$—	$1,668,888,348

Total Liabilities	$—	$—	$—	$—

Total	$1,668,888,348	$—	$—	$1,668,888,348

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,168,425
Aggregate gross unrealized depreciation	(39,892,490)

Net unrealized appreciation	$319,275,935

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,349,612,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (89.9%)
Energy Equipment & Services (5.5%)
Schlumberger NV	100,953	$5,533,234
Tenaris SA	72,260	1,427,795
Valaris Ltd.*	9,810	738,301

		7,699,330

Oil, Gas & Consumable Fuels (84.4%)
Antero Resources Corp.*	11,037	320,073
ARC Resources Ltd.(x)	214,795	3,829,537
BP plc	806,420	5,045,349
BP plc (ADR)	103,526	3,900,860
Canadian Natural Resources Ltd.	26,602	2,030,265
Cenovus Energy, Inc.	288,088	5,758,879
Chesapeake Energy Corp.(x)	37,441	3,325,884
ConocoPhillips	43,707	5,563,027
Coterra Energy, Inc.	125,898	3,510,036
Diamondback Energy, Inc.	31,095	6,162,096
Enbridge, Inc.	40,010	1,445,860
EOG Resources, Inc.	41,167	5,262,789
EQT Corp.	57,174	2,119,440
Equinor ASA	102,641	2,732,154
Exxon Mobil Corp.	59,117	6,871,760
Hess Corp.	40,944	6,249,692
LUKOIL PJSC (ADR)(r)*	41,176	—
Marathon Petroleum Corp.	22,420	4,517,630
Petroleo Brasileiro SA	389,780	2,978,878
Phillips 66	41,917	6,846,723
Pioneer Natural Resources Co.	16,091	4,223,887
Shell plc	383,434	12,703,720
Targa Resources Corp.	61,288	6,863,643
TotalEnergies SE	103,657	7,097,873
TotalEnergies SE (ADR)(x)	51,814	3,566,357
Williams Cos., Inc. (The)	153,604	5,985,948

		118,912,360

Total Energy		126,611,690

Materials (0.6%)
Metals & Mining (0.6%)
Glencore plc	141,175	775,635

Total Materials		775,635

Utilities (8.5%)
Electric Utilities (5.6%)
American Electric Power Co., Inc.	11,586	997,555
Duke Energy Corp.	10,667	1,031,606
Edison International	10,364	733,046
Enel SpA	95,175	628,296
Exelon Corp.	25,099	942,969
Iberdrola SA	76,621	950,206
NextEra Energy, Inc.	24,025	1,535,438
Southern Co. (The)	14,645	1,050,632

		7,869,748

Independent Power and Renewable Electricity Producers (0.7%)
China Longyuan Power Group Corp. Ltd., Class H	789,555	552,807
RWE AG	14,012	475,576

		1,028,383

Multi-Utilities (2.2%)
Engie SA	81,912	1,370,630
National Grid plc	54,205	729,302
Sempra	14,414	1,035,358

		3,135,290

Total Utilities		12,033,421

Total Common Stocks (99.0%) (Cost $96,805,619)		139,420,746

SHORT-TERM INVESTMENT:
Investment Company (3.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,199,678	5,199,678

Total Short-Term Investment (3.7%) (Cost $5,199,678)		5,199,678

Total Investments in Securities (102.7%) (Cost $102,005,297)		144,620,424
Other Assets Less Liabilities (-2.7%)		(3,814,527)

Net Assets (100%)		$140,805,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $7,248,487. This was collateralized by $2,233,577 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/2/24 – 11/15/53 and by cash of $5,199,678 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

HKD — Hong Kong Dollar

USD — United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	0.6%
Brazil	2.1
Canada	9.3
China	0.4
France	8.6
Germany	0.3
Italy	0.4
Netherlands	9.0
Norway	1.9
Russia	0.0 #
Spain	0.7
United Kingdom	6.9
United States	62.5
Cash and Other	(2.7)

100.0%

#	Percent shown is less than 0.05%.

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,871	HKD	139,834	JPMorgan Chase Bank	4/3/2024	4

Net unrealized appreciation						4

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$97,604,799	$29,006,891	$—	(a)	$126,611,690
Materials	—	775,635	—		775,635
Utilities	7,326,604	4,706,817	—		12,033,421
Forward Currency Contracts	—	4	—		4
Short-Term Investment
Investment Company	5,199,678	—	—		5,199,678

Total Assets	$110,131,081	$34,489,347	$—		$144,620,428

Total Liabilities	$—	$—	$—		$—

Total	$110,131,081	$34,489,347	$—		$144,620,428

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,666,279
Aggregate gross unrealized depreciation	(3,351,809)

Net unrealized appreciation	$42,314,470

Federal income tax cost of investments in securities and derivative instruments, if applicable	$102,305,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	2,400	$62,784

Entertainment (0.7%)
Live Nation Entertainment, Inc.*	1,400	148,078
Netflix, Inc.*	13,310	8,083,562
Playtika Holding Corp.	10,127	71,396
ROBLOX Corp., Class A*	8,500	324,530
Roku, Inc.*	1,600	104,272
Spotify Technology SA*	10,248	2,704,447

		11,436,285

Interactive Media & Services (7.1%)
Alphabet, Inc., Class A*	343,078	51,780,762
Alphabet, Inc., Class C*	84,082	12,802,325
Match Group, Inc.*	5,202	188,729
Meta Platforms, Inc., Class A	107,782	52,336,784
Pinterest, Inc., Class A*	10,600	367,502

		117,476,102

Media (0.9%)
Charter Communications, Inc., Class A*	1,818	528,365
Liberty Broadband Corp., Class C*	1,600	91,568
Trade Desk, Inc. (The), Class A*	155,500	13,593,810

		14,213,743

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	11,485	1,874,582

Total Communication Services		145,063,496

Consumer Discretionary (10.6%)
Automobile Components (0.0%)†
Fox Factory Holding Corp.*	1,300	67,691

Automobiles (0.7%)
Tesla, Inc.*	61,400	10,793,506

Broadline Retail (4.3%)
Amazon.com, Inc.*	375,510	67,734,494
Coupang, Inc., Class A*	130,730	2,325,687
eBay, Inc.	3,400	179,452
MercadoLibre, Inc.*	300	453,588

		70,693,221

Distributors (0.0%)†
Pool Corp.	712	287,292

Diversified Consumer Services (0.0%)†
Chegg, Inc.*	4,800	36,336

Hotels, Restaurants & Leisure (3.9%)
Airbnb, Inc., Class A*	7,600	1,253,696
Booking Holdings, Inc.	1,697	6,156,512
Caesars Entertainment, Inc.*	2,700	118,098
Cava Group, Inc.(x)*	208,700	14,619,435
Chipotle Mexican Grill, Inc.*	1,424	4,139,240
Churchill Downs, Inc.	1,400	173,250
Darden Restaurants, Inc.	1,700	284,155
Domino’s Pizza, Inc.	708	351,791
DoorDash, Inc., Class A*	4,073	560,934
DraftKings, Inc., Class A*	262,400	11,915,584
Expedia Group, Inc.*	1,700	234,175
Hilton Worldwide Holdings, Inc.	2,100	447,951
Las Vegas Sands Corp.	5,500	284,350
Marriott International, Inc., Class A	4,500	1,135,395
McDonald’s Corp.	5,368	1,513,508
MGM Resorts International*	106,820	5,042,972
Royal Caribbean Cruises Ltd.*	1,300	180,713
Starbucks Corp.	20,253	1,850,922
Texas Roadhouse, Inc., Class A	1,300	200,811
Travel + Leisure Co.	3,300	161,568
Vail Resorts, Inc.	700	155,981
Wingstop, Inc.	34,200	12,530,880
Yum! Brands, Inc.	4,400	610,060

		63,921,981

Leisure Products (0.0%)†
Brunswick Corp.	100	9,652
Peloton Interactive, Inc., Class A*	50,309	215,574
Polaris, Inc.	1,400	140,168
YETI Holdings, Inc.*	3,300	127,215

		492,609

Specialty Retail (1.6%)
AutoZone, Inc.*	291	917,130
Burlington Stores, Inc.*	1,100	255,409
CarMax, Inc.*	1,700	148,087
Five Below, Inc.*	1,100	199,518
Floor & Decor Holdings, Inc., Class A*	2,000	259,240
Home Depot, Inc. (The)	33,814	12,971,050
Leslie’s, Inc.*	8,133	52,865
Lowe’s Cos., Inc.	7,062	1,798,903
Murphy USA, Inc.	400	167,680
O’Reilly Automotive, Inc.*	896	1,011,476
RH*	500	174,130
Ross Stores, Inc.	32,272	4,736,239
Stitch Fix, Inc., Class A*	3,300	8,712
TJX Cos., Inc. (The)	19,286	1,955,986
Tractor Supply Co.	2,128	556,940
Ulta Beauty, Inc.*	1,004	524,972
Victoria’s Secret & Co.*	1,366	26,473
Wayfair, Inc., Class A(x)*	1,200	81,456
Williams-Sonoma, Inc.	700	222,271

		26,068,537

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.*	1,100	158,180
Deckers Outdoor Corp.*	400	376,504
Lululemon Athletica, Inc.*	1,900	742,235
NIKE, Inc., Class B	11,415	1,072,782

		2,349,701

Total Consumer Discretionary		174,710,874

Consumer Staples (2.6%)
Beverages (0.7%)
Brown-Forman Corp., Class B	2,710	139,890
Celsius Holdings, Inc.*	65,100	5,398,092
Coca-Cola Co. (The)	32,396	1,981,987
Coca-Cola Consolidated, Inc.	200	169,282
Constellation Brands, Inc., Class A	500	135,880
Monster Beverage Corp.*	23,567	1,397,052
PepsiCo, Inc.	15,918	2,785,809

		12,007,992

Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc., Class A	5,600	120,064
Costco Wholesale Corp.	15,166	11,111,067
Dollar General Corp.	15,442	2,409,878
Performance Food Group Co.*	2,100	156,744
Sysco Corp.	9,866	800,922
Target Corp.	8,300	1,470,843
Walmart, Inc.	71,940	4,328,630

		20,398,148

Food Products (0.1%)
Hershey Co. (The)	1,938	376,941
Lamb Weston Holdings, Inc.	3,200	340,896

		717,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.2%)
Church & Dwight Co., Inc.	3,961	$413,172
Clorox Co. (The)	1,984	303,770
Kimberly-Clark Corp.	5,700	737,295
Procter & Gamble Co. (The)	7,900	1,281,775

		2,736,012

Personal Care Products (0.4%)
e.l.f. Beauty, Inc.*	34,700	6,802,241
Estee Lauder Cos., Inc. (The), Class A	1,282	197,620
Kenvue, Inc.	9,349	200,630

		7,200,491

Total Consumer Staples		43,060,480

Energy (0.3%)
Energy Equipment & Services (0.2%)
ChampionX Corp.	3,900	139,971
Halliburton Co.	3,720	146,642
Schlumberger NV	41,300	2,263,653
Valaris Ltd.*	3,200	240,832

		2,791,098

Oil, Gas & Consumable Fuels (0.1%)
APA Corp.	4,900	168,462
Cheniere Energy, Inc.	4,400	709,632
Hess Corp.	2,800	427,392
Magnolia Oil & Gas Corp., Class A(x)	6,400	166,080
Matador Resources Co.	3,000	200,310
New Fortress Energy, Inc.	4,200	128,478
ONEOK, Inc.	200	16,034
Ovintiv, Inc.	2,410	125,079
Targa Resources Corp.	4,300	481,557
Texas Pacific Land Corp.	300	173,553

		2,596,577

Total Energy		5,387,675

Financials (5.8%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	100	163,500
NU Holdings Ltd., Class A*	28,300	337,619

		501,119

Capital Markets (1.0%)
Ameriprise Financial, Inc.	1,900	833,036
Ares Management Corp., Class A	2,900	385,642
Blackstone, Inc.	12,400	1,628,988
Charles Schwab Corp. (The)	82,247	5,949,748
FactSet Research Systems, Inc.	676	307,168
KKR & Co., Inc.	2,900	291,682
LPL Financial Holdings, Inc.	1,500	396,300
MarketAxess Holdings, Inc.	700	153,475
Moody’s Corp.	2,497	981,396
MSCI, Inc.	669	374,941
S&P Global, Inc.	8,310	3,535,489
Tradeweb Markets, Inc., Class A	13,929	1,450,984

		16,288,849

Consumer Finance (0.1%)
American Express Co.	3,520	801,469

Financial Services (4.0%)
Affirm Holdings, Inc., Class A*	5,567	207,426
Apollo Global Management, Inc.	56,330	6,334,309
Block, Inc., Class A*	30,600	2,588,148
Corpay, Inc.*	1,406	433,807
Euronet Worldwide, Inc.*	1,400	153,902
Fiserv, Inc.*	57,293	9,156,567
Global Payments, Inc.	15,917	2,127,466
Jack Henry & Associates, Inc.	728	126,475
Mastercard, Inc., Class A	33,824	16,288,624
PayPal Holdings, Inc.*	18,215	1,220,223
Shift4 Payments, Inc., Class A*	2,000	132,140
Toast, Inc., Class A*	6,400	159,488
Visa, Inc., Class A	95,419	26,629,535
Western Union Co. (The)	9,600	134,208
WEX, Inc.*	1,000	237,530

		65,929,848

Insurance (0.7%)
Arch Capital Group Ltd.*	2,500	231,100
Everest Group Ltd.	500	198,750
Kinsale Capital Group, Inc.	400	209,896
Lincoln National Corp.	3,200	102,176
Marsh & McLennan Cos., Inc.	7,101	1,462,664
Progressive Corp. (The)	41,900	8,665,758
Ryan Specialty Holdings, Inc., Class A	4,100	227,550
Willis Towers Watson plc	500	137,500

		11,235,394

Total Financials		94,756,679

Health Care (10.0%)
Biotechnology (1.8%)
AbbVie, Inc.	73,299	13,347,748
ACADIA Pharmaceuticals, Inc.*	4,400	81,356
Alkermes plc*	3,700	100,159
Alnylam Pharmaceuticals, Inc.*	2,300	343,735
Amgen, Inc.	6,520	1,853,766
Amicus Therapeutics, Inc.*	11,000	129,580
Apellis Pharmaceuticals, Inc.*	1,700	99,926
Argenx SE (ADR)*	2,900	1,141,788
Ascendis Pharma A/S (ADR)*	48,070	7,266,742
BioMarin Pharmaceutical, Inc.*	1,200	104,808
Cerevel Therapeutics Holdings, Inc.*	3,600	152,172
Deciphera Pharmaceuticals, Inc.*	3,200	50,336
Denali Therapeutics, Inc.*	2,700	55,404
Exact Sciences Corp.*	1,300	89,778
Halozyme Therapeutics, Inc.*	3,600	146,448
Incyte Corp.*	3,092	176,151
Intellia Therapeutics, Inc.*	2,000	55,020
Ironwood Pharmaceuticals, Inc., Class A*	8,500	74,035
Legend Biotech Corp. (ADR)*	16,702	936,815
Madrigal Pharmaceuticals, Inc.(x)*	600	160,224
Mural Oncology plc*	370	1,809
Natera, Inc.*	2,200	201,212
Neurocrine Biosciences, Inc.*	1,846	254,600
Novavax, Inc.*	2,200	10,516
Regeneron Pharmaceuticals, Inc.*	132	127,049
Roivant Sciences Ltd.*	12,600	132,804
Sarepta Therapeutics, Inc.*	1,600	207,136
Ultragenyx Pharmaceutical, Inc.*	2,600	121,394
Vaxcyte, Inc.*	2,300	157,113
Vertex Pharmaceuticals, Inc.*	3,944	1,648,632

		29,228,256

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	2,000	227,320
Align Technology, Inc.*	1,320	432,854
Atrion Corp.	66	30,594
Becton Dickinson & Co.	12,400	3,068,380
Dexcom, Inc.*	134,060	18,594,122
Edwards Lifesciences Corp.*	10,066	961,907
GE HealthCare Technologies, Inc.	766	69,637
Globus Medical, Inc., Class A*	1,575	84,483
IDEXX Laboratories, Inc.*	1,600	863,888
Inspire Medical Systems, Inc.*	500	107,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Insulet Corp.*	1,376	$235,847
Intuitive Surgical, Inc.*	50,781	20,266,189
iRhythm Technologies, Inc.*	900	104,400
Lantheus Holdings, Inc.*	1,200	74,688
LivaNova plc*	1,800	100,692
Masimo Corp.*	1,000	146,850
Novocure Ltd.*	1,800	28,134
Omnicell, Inc.*	1,650	48,230
Penumbra, Inc.*	3,692	823,981
ResMed, Inc.	2,779	550,325
Shockwave Medical, Inc.*	1,000	325,630
STAAR Surgical Co.*	1,400	53,592
Stryker Corp.	17,285	6,185,783

		53,384,921

Health Care Providers & Services (2.2%)
agilon health, Inc.*	4,800	29,280
Cardinal Health, Inc.	2,400	268,560
Cencora, Inc.	2,900	704,671
Chemed Corp.	200	128,386
Cigna Group (The)	20,110	7,303,751
Elevance Health, Inc.	600	311,124
Encompass Health Corp.	1,800	148,644
Ensign Group, Inc. (The)	1,300	161,746
HCA Healthcare, Inc.	782	260,820
HealthEquity, Inc.*	1,600	130,608
Humana, Inc.	3,245	1,125,106
McKesson Corp.	943	506,250
Molina Healthcare, Inc.*	500	205,415
Option Care Health, Inc.*	4,000	134,160
Surgery Partners, Inc.*	2,900	86,507
UnitedHealth Group, Inc.	50,020	24,744,894

		36,249,922

Health Care Technology (0.0%)†
Certara, Inc.*	692	12,373
Veeva Systems, Inc., Class A*	2,700	625,563

		637,936

Life Sciences Tools & Services (0.7%)
10X Genomics, Inc., Class A*	2,400	90,072
Adaptive Biotechnologies Corp.*	4,889	15,694
Agilent Technologies, Inc.	4,000	582,040
Bio-Techne Corp.	2,800	197,092
Danaher Corp.	4,037	1,008,119
ICON plc*	14,930	5,015,733
Illumina, Inc.*	800	109,856
IQVIA Holdings, Inc.*	3,000	758,670
Maravai LifeSciences Holdings, Inc., Class A*	6,719	58,254
Medpace Holdings, Inc.*	500	202,075
Mettler-Toledo International, Inc.*	420	559,142
OmniAb, Inc.(r)(x)*	690	—
Thermo Fisher Scientific, Inc.	4,000	2,324,840
Waters Corp.*	1,200	413,076
West Pharmaceutical Services, Inc.	1,400	553,994

		11,888,657

Pharmaceuticals (2.0%)
Eli Lilly and Co.	37,956	29,528,250
Innoviva, Inc.*	3,432	52,304
Intra-Cellular Therapies, Inc.*	1,800	124,560
Jazz Pharmaceuticals plc*	900	108,378
Ligand Pharmaceuticals, Inc.*	913	66,740
Merck & Co., Inc.	8,400	1,108,380
Zoetis, Inc.	8,347	1,412,396

		32,401,008

Total Health Care		163,790,700

Industrials (5.0%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc.*	27,400	8,572,912
Boeing Co. (The)*	1,400	270,186
BWX Technologies, Inc.	1,800	184,716
HEICO Corp.	800	152,800
HEICO Corp., Class A	1,520	233,989
Howmet Aerospace, Inc.	24,700	1,690,221
Lockheed Martin Corp.	3,730	1,696,665
Northrop Grumman Corp.	200	95,732
TransDigm Group, Inc.	8,082	9,953,791

		22,851,012

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	1,500	114,210
Expeditors International of Washington, Inc.	1,554	188,920
United Parcel Service, Inc., Class B	3,555	528,380

		831,510

Building Products (0.1%)
A.O. Smith Corp.	1,700	152,082
AAON, Inc.	1,873	165,011
Advanced Drainage Systems, Inc.	1,700	292,808
Allegion plc	1,345	181,185
Trane Technologies plc	1,200	360,240
Trex Co., Inc.*	2,400	239,400

		1,390,726

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	212,474
Cintas Corp.	1,372	942,605
Copart, Inc.*	16,520	956,838
RB Global, Inc.	2,100	159,957
Rollins, Inc.	5,900	272,993
Tetra Tech, Inc.	581	107,317
Waste Management, Inc.	6,600	1,406,790

		4,058,974

Construction & Engineering (0.0%)†
Comfort Systems USA, Inc.	600	190,626
Quanta Services, Inc.	700	181,860
WillScot Mobile Mini Holdings Corp.*	2,700	125,550

		498,036

Electrical Equipment (0.3%)
AMETEK, Inc.	24,410	4,464,589
Hubbell, Inc., Class B	400	166,020
Rockwell Automation, Inc.	2,034	592,565
Vertiv Holdings Co., Class A	100	8,167

		5,231,341

Ground Transportation (1.6%)
CSX Corp.	4,000	148,280
JB Hunt Transport Services, Inc.	700	139,475
Lyft, Inc., Class A*	8,400	162,540
Old Dominion Freight Line, Inc.	3,100	679,861
Saia, Inc.*	400	234,000
Uber Technologies, Inc.*	250,840	19,312,171
Union Pacific Corp.	23,434	5,763,124

		26,439,451

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	1,500	307,875

Machinery (0.7%)
Caterpillar, Inc.	6,419	2,352,114
Chart Industries, Inc.*	1,000	164,720
Deere & Co.	4,343	1,783,844
Donaldson Co., Inc.	3,200	238,976
Graco, Inc.	2,226	208,042
IDEX Corp.	800	195,216
Illinois Tool Works, Inc.	4,304	1,154,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Ingersoll Rand, Inc.	43,577	$4,137,636
Lincoln Electric Holdings, Inc.	1,000	255,440
Otis Worldwide Corp.	2,200	218,394
Toro Co. (The)	1,944	178,129
Xylem, Inc.	1,100	142,164

		11,029,567

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	7,400	113,590
Delta Air Lines, Inc.	2,800	134,036

		247,626

Professional Services (0.5%)
Automatic Data Processing, Inc.	6,187	1,545,141
Booz Allen Hamilton Holding Corp.	2,500	371,100
Broadridge Financial Solutions, Inc.	2,100	430,206
Dayforce, Inc.*	1,800	119,178
Equifax, Inc.	4,616	1,234,872
ExlService Holdings, Inc.*	3,000	95,400
KBR, Inc.	1,800	114,588
Paychex, Inc.	6,273	770,325
Paycom Software, Inc.	1,000	199,010
Paylocity Holding Corp.*	12,665	2,176,607
Verisk Analytics, Inc.	2,368	558,209

		7,614,636

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	1,100	217,305
Fastenal Co.	7,704	594,287
Ferguson plc	800	174,744
SiteOne Landscape Supply, Inc.*	900	157,095
United Rentals, Inc.	300	216,333
Watsco, Inc.	300	129,591
WW Grainger, Inc.	707	719,231

		2,208,586

Total Industrials		82,709,340

Information Technology (33.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,200	1,217,916
Cisco Systems, Inc.	73,420	3,664,392
Motorola Solutions, Inc.	2,700	958,446
Ubiquiti, Inc.	700	81,095

		5,921,849

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	46,624	5,378,078
CDW Corp.	2,600	665,028
Jabil, Inc.	1,900	254,505
Keysight Technologies, Inc.*	800	125,104
Novanta, Inc.*	700	122,339
Zebra Technologies Corp., Class A*	400	120,576

		6,665,630

IT Services (2.0%)
Accenture plc, Class A	10,581	3,667,481
Cloudflare, Inc., Class A*	152,900	14,805,307
DigitalOcean Holdings, Inc.*	2,900	110,722
EPAM Systems, Inc.*	1,100	303,776
Gartner, Inc.*	1,511	720,248
Globant SA*	800	161,520
GoDaddy, Inc., Class A*	1,700	201,756
Hackett Group, Inc. (The)	2,178	52,925
MongoDB, Inc.*	30,459	10,923,816
Okta, Inc.*	1,700	177,854
Shopify, Inc., Class A*	14,800	1,142,116
Snowflake, Inc., Class A*	5,575	900,920
Twilio, Inc., Class A*	1,400	85,610
VeriSign, Inc.*	500	94,755

		33,348,806

Semiconductors & Semiconductor Equipment (8.7%)
Advanced Micro Devices, Inc.*	48,808	8,809,356
Allegro MicroSystems, Inc.*	3,408	91,880
Applied Materials, Inc.	11,810	2,435,576
ASML Holding NV (Registered) (ADR)	4,229	4,104,118
Axcelis Technologies, Inc.*	700	78,064
Broadcom, Inc.	7,207	9,552,230
Enphase Energy, Inc.*	2,500	302,450
Entegris, Inc.	1,100	154,594
KLA Corp.	2,500	1,746,425
Lam Research Corp.	2,100	2,040,297
Lattice Semiconductor Corp.*	2,600	203,398
Microchip Technology, Inc.	6,896	618,640
Micron Technology, Inc.	61,600	7,262,024
Monolithic Power Systems, Inc.	900	609,678
NVIDIA Corp.	104,689	94,592,793
QUALCOMM, Inc.	16,265	2,753,664
Rambus, Inc.*	2,000	123,620
Synaptics, Inc.*	1,000	97,560
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	37,490	5,100,515
Teradyne, Inc.	2,800	315,924
Texas Instruments, Inc.	6,681	1,163,897
Universal Display Corp.	718	120,947

		142,277,650

Software (17.4%)
8x8, Inc.*	6,300	17,010
Adobe, Inc.*	15,020	7,579,092
ANSYS, Inc.*	1,100	381,876
Appian Corp., Class A*	1,500	59,925
Asana, Inc., Class A*	3,400	52,666
Atlassian Corp., Class A*	13,658	2,664,812
Aurora Innovation, Inc., Class A*	84,270	237,641
Autodesk, Inc.*	3,597	936,731
Bentley Systems, Inc., Class B	4,000	208,880
C3.ai, Inc., Class A(x)*	539	14,591
Cadence Design Systems, Inc.*	30,621	9,531,705
Confluent, Inc., Class A*	335,700	10,245,564
Crowdstrike Holdings, Inc., Class A*	56,962	18,261,448
Datadog, Inc., Class A*	132,900	16,426,440
Digital Turbine, Inc.*	3,500	9,170
DocuSign, Inc.*	3,700	220,335
DoubleVerify Holdings, Inc.*	4,600	161,736
Dynatrace, Inc.*	36,184	1,680,385
Elastic NV*	1,300	130,312
Envestnet, Inc.*	2,800	162,148
Everbridge, Inc.*	1,300	45,279
Fair Isaac Corp.*	1,934	2,416,746
Five9, Inc.*	1,600	99,376
Fortinet, Inc.*	33,292	2,274,177
Gen Digital, Inc.	6,600	147,840
HubSpot, Inc.*	900	563,904
Informatica, Inc., Class A*	6,200	217,000
Intuit, Inc.	19,210	12,486,500
Manhattan Associates, Inc.*	1,100	275,253
Microsoft Corp.#	274,718	115,579,357
MicroStrategy, Inc., Class A*	245	417,617
OneSpan, Inc.*	1,452	16,887
Oracle Corp.	11,259	1,414,243
Palantir Technologies, Inc., Class A*	402,300	9,256,923
Palo Alto Networks, Inc.*	5,200	1,477,476
Pegasystems, Inc.	1,400	90,496
PTC, Inc.*	1,000	188,940
Q2 Holdings, Inc.*	2,400	126,144
RingCentral, Inc., Class A*	2,500	86,850
Salesforce, Inc.	43,261	13,029,348
Samsara, Inc., Class A*	414,200	15,652,618
SAP SE (ADR)(x)	14,939	2,913,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
SentinelOne, Inc., Class A*	6,400	$149,184
ServiceNow, Inc.*	40,633	30,978,599
SPS Commerce, Inc.*	700	129,430
Synopsys, Inc.*	2,600	1,485,900
Teradata Corp.*	2,300	88,941
Tyler Technologies, Inc.*	746	317,057
UiPath, Inc., Class A*	7,600	172,292
Unity Software, Inc.*	4,422	118,067
Workday, Inc., Class A*	19,788	5,397,177
Zscaler, Inc.*	1,600	308,208

		286,903,849

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	443,585	76,065,956
HP, Inc.	4,000	120,880
NetApp, Inc.	1,700	178,449
Pure Storage, Inc., Class A*	3,900	202,761
Super Micro Computer, Inc.*	6,100	6,161,183

		82,729,229

Total Information Technology		557,847,013

Materials (0.2%)
Chemicals (0.2%)
Arcadium Lithium plc(x)*	10,826	46,660
Axalta Coating Systems Ltd.*	6,500	223,535
Balchem Corp.	900	139,455
Ecolab, Inc.	3,440	794,296
FMC Corp.	1,100	70,070
Linde plc	800	371,456
PPG Industries, Inc.	1,100	159,390
RPM International, Inc.	1,400	166,530
Sherwin-Williams Co. (The)	3,518	1,221,907

		3,193,299

Construction Materials (0.0%)†
Eagle Materials, Inc.	700	190,225

Containers & Packaging (0.0%)†
Avery Dennison Corp.	1,000	223,250
Graphic Packaging Holding Co.	4,900	142,982
Sealed Air Corp.	3,400	126,480

		492,712

Metals & Mining (0.0%)†
ATI, Inc.*	2,900	148,393

Total Materials		4,024,629

Real Estate (0.7%)
Real Estate Management & Development (0.3%)
CoStar Group, Inc.*	47,950	4,631,970

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	3,316	213,550

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,262	197,490

Specialized REITs (0.4%)
American Tower Corp. (REIT)	8,367	1,653,236
Crown Castle, Inc. (REIT)	1,032	109,217
Equinix, Inc. (REIT)	4,416	3,644,657
Iron Mountain, Inc. (REIT)	4,000	320,840
Lamar Advertising Co. (REIT), Class A	300	35,823
Public Storage (REIT)	1,619	469,607
SBA Communications Corp. (REIT)	600	130,020

		6,363,400

Total Real Estate		11,406,410

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	7,300	130,889
Ormat Technologies, Inc.	1,400	92,666
Vistra Corp.	3,100	215,915

Total Utilities		439,470

Total Common Stocks (77.9%) (Cost $575,592,995)		1,283,196,766

EXCHANGE TRADED FUNDS (ETF):
Equity (7.1%)
iShares Russell 1000 Growth ETF	86,438	29,133,928
Vanguard Growth ETF	169,782	58,438,965
Vanguard Russell 1000 Growth ETF	336,063	29,126,580

Total Exchange Traded Funds (7.1%) (Cost $86,155,436)		116,699,473

SHORT-TERM INVESTMENTS:
Investment Companies (14.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	2,728,378	2,728,378
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)	222,407,406	222,496,369

Total Investment Companies		238,224,747

Total Short-Term Investments (14.5%) (Cost $238,224,979)		238,224,747

Total Investments in Securities (99.5%) (Cost $899,973,410)		1,638,120,986
Other Assets Less Liabilities (0.5%)		8,687,679

Net Assets (100%)		$1,646,808,665

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,505,360.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $15,717,084. This was collateralized by $195,405 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 4/18/24 – 8/15/53 and by cash of $15,728,378 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	221	6/2024	USD	81,659,500	(414,849)
S&P 500 E-Mini Index	408	6/2024	USD	108,293,400	1,686,600
S&P Midcap 400 E-Mini Index	146	6/2024	USD	44,930,040	1,077,626

					2,349,377

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$145,063,496	$—	$—		$145,063,496
Consumer Discretionary	174,710,874	—	—		174,710,874
Consumer Staples	43,060,480	—	—		43,060,480
Energy	5,387,675	—	—		5,387,675
Financials	94,756,679	—	—		94,756,679
Health Care	163,790,700	—	—	(a)	163,790,700
Industrials	82,709,340	—	—		82,709,340
Information Technology	557,847,013	—	—		557,847,013
Materials	4,024,629	—	—		4,024,629
Real Estate	11,406,410	—	—		11,406,410
Utilities	439,470	—	—		439,470
Exchange Traded Funds	116,699,473	—	—		116,699,473
Futures	2,764,226	—	—		2,764,226
Short-Term Investments
Investment Companies	238,224,747	—	—		238,224,747

Total Assets	$1,640,885,212	$—	$—		$1,640,885,212

Liabilities:
Futures	$(414,849)	$—	$—		$(414,849)

Total Liabilities	$(414,849)	$—	$—		$(414,849)

Total	$1,640,470,363	$—	$—		$1,640,470,363

(a)	Value is zero.

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$730,834,302
Aggregate gross unrealized depreciation	(13,941,754)

Net unrealized appreciation	$716,892,548

Federal income tax cost of investments in securities and derivative instruments, if applicable	$923,577,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.7%)
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§	$412,734	$368,738
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
5.784%, 1/25/37(l)	1,178,310	684,968
AIMCO CLO,
Series 2015-AA X
6.528%, 10/17/34(l)§	208,333	208,088
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§	203,992	198,892
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	750,000	683,393
Series 2021-1A B
2.482%, 8/15/46§	500,000	447,008
American Airlines Pass-Through Trust,
Series 2015-2 AA
3.600%, 9/22/27	62,101	58,530
Series 2016-2 B
4.375%, 6/15/24§	22,200	22,034
Series 2019-1 A
3.500%, 2/15/32	391,499	340,604
Series 2021-1 A
2.875%, 7/11/34	735,652	623,465
Apidos CLO XXIV,
Series 2016-24A A1AL
6.529%, 10/20/30(l)§	498,527	498,919
Apidos CLO XXVII,
Series 2017-27A A1R
6.508%, 7/17/30(l)§	171,575	171,586
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL2 A
7.175%, 5/15/37(l)§	136,000	135,703
AREIT Trust,
Series 2021-CRE5 A
6.521%, 11/17/38(l)§	531,482	527,828
Ares LIX CLO Ltd.,
Series 2021-59A B1
6.986%, 4/25/34(l)§	500,000	496,749
Ares Loan Funding IV Ltd.,
Series 2023-ALF4A D
10.027%, 10/15/36(l)§	250,000	253,156
Atrium IX,
Series 9A AR2
6.589%, 5/28/30(l)§	241,221	241,277
Barings CLO Ltd.,
Series 2018-3A A1
6.529%, 7/20/29(l)§	55,180	55,179
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B
3.446%, 7/15/46§	564,803	491,407
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1
6.656%, 7/15/31(l)§	234,987	235,129
Canyon Capital CLO Ltd.,
Series 2021-2A B1
7.326%, 4/15/34(l)§	250,000	249,991
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5
6.020%, 7/15/27(l)	600,000	601,169
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-5A A2RR
7.229%, 1/20/32(l)§	500,000	500,223
Series 2016-1A A1R2
6.719%, 4/20/34(l)§	500,000	500,010
CarVal CLO IX-C Ltd.,
Series 2024-1A B
7.425%, 4/20/37(l)§	1,000,000	999,727
CIFC Funding 2021-IV Ltd.,
Series 2021-4A B
7.156%, 7/15/33(l)§	250,000	250,079
CIFC Funding 2021-V Ltd.,
Series 2021-5A C
7.626%, 7/15/34(l)§	250,000	249,873
CIFC Funding Ltd.,
Series 2013-3RA A1
6.560%, 4/24/31(l)§	233,840	233,941
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
6.063%, 4/22/26(l)	300,000	300,118
Series 2018-A5 A5
6.045%, 8/7/27(l)	300,000	301,108
CPS Auto Receivables Trust,
Series 2021-A D
1.160%, 12/15/26§	442,685	432,378
Series 2021-A E
2.530%, 3/15/28§	500,000	480,745
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)	4,882,294	1,204,892
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	900,000	816,690
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	39,536	35,582
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§	480,000	441,643
Dryden 50 Senior Loan Fund,
Series 2017-50A B
7.226%, 7/15/30(l)§	350,000	350,182
Elevation CLO Ltd.,
Series 2018-9A A1
6.696%, 7/15/31(l)§	455,598	455,654
FS RIALTO,
Series 2021-FL2 A
6.661%, 5/16/38(l)§	310,818	305,966
FS Rialto Issuer LLC,
Series 2022-FL5 A
7.630%, 6/19/37(l)§	104,000	104,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2022-FL6 A
7.906%, 8/17/37(l)§		$100,000	$100,500
Galaxy XXVII CLO Ltd.,
Series 2018-27A A
6.607%, 5/16/31(l)§		199,845	200,080
Generate CLO 9 Ltd.,
Series 9A A
6.779%, 10/20/34(l)§		500,000	500,217
GLS Auto Receivables Issuer Trust,
Series 2022-3A A2
4.590%, 5/15/26§		95,599	95,416
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§		586,291	459,029
Series 2021-5CS B
2.560%, 10/20/48§		373,841	275,534
Series 2023-1GS A
5.520%, 2/22/55§		54,197	52,413
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B
7.040%, 9/15/37(l)§		145,000	144,480
Grippen Park CLO Ltd.,
Series 2017-1A A
6.839%, 1/20/30(l)§		82,475	82,498
GSAA Home Equity Trust,
Series 2006-5 2A1
5.584%, 3/25/36(l)		10,123	3,624
Series 2007-10 A2A
6.500%, 11/25/37		2,048,800	815,837
Series 2007-8 A2
6.144%, 8/25/37(l)		58,295	55,407
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§		375,000	342,556
Hertz Vehicle Financing LLC,
Series 2021-1A C
2.050%, 12/26/25§		375,000	366,133
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§		565,967	472,277
Series 2021-1 F
3.325%, 9/17/41§		482,562	392,204
HPS Loan Management Ltd.,
Series 11A-17 AR
6.572%, 5/6/30(l)§		121,499	121,500
Series 6A-2015 A1R
6.534%, 2/5/31(l)§		135,465	135,521
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
5.724%, 10/25/36(l)		7,282,173	2,251,167
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3
5.020%, 3/15/27§		500,000	496,574
Invesco Euro CLO,
Series 6A D
6.992%, 7/15/34(l)§	EUR	250,000	250,445
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
5.924%, 8/25/36(l)		$3,998,799	1,711,329
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§		1,152,325	1,026,261
LCCM Trust,
Series 2021-FL3 A
6.890%, 11/15/38(l)§		363,013	361,065
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		700,000	641,135
Series 2022-1A A
5.120%, 7/20/32§		216,000	213,239
LFT CRE Ltd.,
Series 2021-FL1 B
7.190%, 6/15/39(l)§		250,000	244,617
LL ABS Trust,
Series 2022-1A A
3.760%, 11/15/29§		34,930	34,812
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
5.664%, 10/25/36(l)		2,572,176	799,094
Madison Park Funding XI Ltd.,
Series 2013-11A AR2
6.477%, 7/23/29(l)§		223,712	223,711
Madison Park Funding XLVI Ltd.,
Series 2020-46A B1R
7.226%, 10/15/34(l)§		250,000	250,010
Madison Park Funding XXV Ltd.,
Series 2017-25A A1R
6.556%, 4/25/29(l)§		229,699	229,688
Madison Park Funding XXVI Ltd.,
Series 2017-26A AR
6.781%, 7/29/30(l)§		235,565	235,835
Madison Park Funding XXXVI Ltd.,
Series 2019-36A B1R
7.214%, 4/15/35(l)§		310,000	309,998
Marble Point CLO XXII Ltd.,
Series 2021-2A A
6.786%, 7/25/34(l)§		500,000	498,341
Marble Point CLO XXV Ltd.,
Series 2022-2A BR
8.203%, 10/20/36(l)§		500,000	500,288
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		700,000	644,610
Series 2022-AA A
6.450%, 10/20/37§		107,000	107,361
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
5.764%, 7/25/37(l)		2,854,168	1,625,966
MF1 LLC,
Series 2022-FL9 A
7.476%, 6/19/37(l)§		100,000	100,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
MF1 Ltd.,
Series 2021-FL7 A
6.521%, 10/16/36(l)§	$188,561	$187,382
Midocean Credit CLO IX,
Series 2018-9A A1
6.729%, 7/20/31(l)§	391,867	391,880
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
5.744%, 7/25/36(l)	3,398,969	1,261,962
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	544,242	463,288
Series 2023-1A A
5.320%, 6/20/53§	87,864	86,903
Navient Private Education Loan Trust,
Series 2015-BA A3
6.890%, 7/16/40(l)§	398,857	399,910
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A
4.000%, 12/15/59§	37,212	36,097
Series 2019-CA A2
3.130%, 2/15/68§	51,578	49,562
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	990,000	900,366
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR2
6.609%, 4/22/29(l)§	387,878	388,001
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
5.764%, 2/25/37(l)	1,009,066	860,115
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
6.671%, 4/19/31(l)§	475,245	475,245
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	440,554	423,143
OCP CLO Ltd.,
Series 2017-13A A1AR
6.536%, 7/15/30(l)§	471,165	471,423
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A
6.536%, 4/16/31(l)§	215,137	215,128
Octagon Investment Partners 30 Ltd.,
Series 2017-1A A1R
6.579%, 3/17/30(l)§	202,839	202,839
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR
6.526%, 7/15/29(l)§	119,196	119,258
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR
6.541%, 7/19/30(l)§	413,826	413,589
OneMain Financial Issuance Trust,
Series 2020-2A A
1.750%, 9/14/35§	165,000	153,350
Palmer Square Loan Funding Ltd.,
Series 2023-2A C
9.700%, 1/25/32(l)§	250,000	250,548
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§	2,000,000	1,808,247
PRPM LLC,
Series 2021-2 A1
5.115%, 3/25/26(l)§	1,112,544	1,093,094
Race Point IX CLO Ltd.,
Series 2015-9A A1A2
6.516%, 10/15/30(l)§	203,198	203,237
RASC Trust,
Series 2007-EMX1 A13
5.644%, 1/25/37(l)	492,232	485,718
Regatta XIII Funding Ltd.,
Series 2018-2A B
7.676%, 7/15/31(l)§	400,000	400,072
Regatta XVIII Funding Ltd.,
Series 2021-1A A1
6.676%, 1/15/34(l)§	250,000	249,997
Regional Management Issuance Trust,
Series 2020-1 A
2.340%, 10/15/30§	49,978	49,077
Series 2021-1 A
1.680%, 3/17/31§	91,716	88,900
Series 2022-1 A
3.070%, 3/15/32§	310,000	296,768
Rockford Tower CLO Ltd.,
Series 2018-1A A
6.681%, 5/20/31(l)§	408,516	408,575
Romark WM-R Ltd.,
Series 2018-1A A1
6.609%, 4/20/31(l)§	212,652	212,737
RR 18 Ltd.,
Series 2021-18A A2
7.176%, 10/15/34(l)§	250,000	250,095
SBA Tower Trust (REIT),
3.869%, 10/8/24§	800,000	790,880
Scholar Funding Trust,
Series 2013-A A
6.086%, 1/30/45(l)§	77,010	75,911
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
5.784%, 8/25/36(l)	2,206,856	700,726
Signal Peak CLO LLC,
Series 2015-1A AR2
6.559%, 4/20/29(l)§	77,235	77,234
Sixth Street CLO XX Ltd.,
Series 2021-20A B
7.229%, 10/20/34(l)§	250,000	250,147
SLM Private Education Loan Trust,
Series 2010-C A5
10.190%, 10/15/41(l)§	169,463	177,496
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	72,560	69,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-B A2A
2.430%, 2/17/32§	$14,590	$14,300
Series 2016-C A2A
2.340%, 9/15/34§	39,476	38,654
Series 2020-PTA A2A
1.600%, 9/15/54§	122,809	112,052
Series 2021-A C
2.990%, 1/15/53§	161,608	136,600
Series 2021-A D1
3.860%, 1/15/53§	45,297	40,305
SoFi Professional Loan Program LLC,
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	909,189
Sound Point CLO XV Ltd.,
Series 2017-1A ARR
6.477%, 1/23/29(l)§	7,578	7,575
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
6.766%, 10/26/31(l)§	500,000	500,273
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
6.710%, 4/18/31(l)§	485,892	485,390
Soundview Home Loan Trust,
Series 2006-1 2A1
7.324%, 2/25/37(l)	4,226,912	845,471
Series 2007-OPT5 2A2
6.394%, 10/25/37(l)	3,130,564	2,304,849
STAR Trust,
Series 2021-SFR1 G
8.641%, 4/17/38(l)§	2,000,000	1,936,957
Sunnova Helios IV Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	310,617	287,452
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	618,008	506,879
Symphony CLO XV Ltd.,
Series 2014-15A AR3
6.658%, 1/17/32(l)§	250,000	250,078
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	491,250	405,152
Series 2021-1A A2I
1.946%, 8/25/51§	736,875	667,204
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	486,688	422,584
T-Mobile US Trust,
Series 2024-1A A
5.050%, 9/20/29§	400,000	399,846
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,185,946
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	350,629	327,961
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	60,065	57,763
United Airlines Pass-Through Trust,
Series 2019-1 AA
4.150%, 8/25/31	351,917	327,283
Series 2019-2 AA
2.700%, 5/1/32	166,694	142,940
Series 2020-1 A
5.875%, 10/15/27	563,033	560,949
United States Small Business Administration,
Series 2005-20B 1
4.625%, 2/1/25	1,198	1,189
Series 2008-20G 1
5.870%, 7/1/28	31,945	32,033
Upstart Securitization Trust,
Series 2020-2 A
2.309%, 11/20/30§	14,051	14,019
Venture XVII CLO Ltd.,
Series 2014-17A ARR
6.456%, 4/15/27(l)§	74,700	74,700
Verizon Master Trust,
Series 2024-1 A1A
5.000%, 12/20/28	1,150,000	1,147,817
Vibrant CLO XR Ltd.,
Series 2018-10RA A1
7.012%, 4/20/36(l)§	500,000	499,755
VOLT C LLC,
Series 2021-NPL9 A1
1.992%, 5/25/51(e)§	312,045	304,260
VOLT XCIX LLC,
Series 2021-NPL8 A1
5.116%, 4/25/51(e)§	216,461	211,068
VOLT XCVI LLC,
Series 2021-NPL5 A1
5.116%, 3/27/51(e)§	341,649	336,521
Voya CLO Ltd.,
Series 2013-1A A1AR
6.786%, 10/15/30(l)§	164,317	164,384
Series 2014-1A AAR2
6.550%, 4/18/31(l)§	186,440	186,434
Series 2021-1A X
6.326%, 7/15/34(l)§	87,500	87,471
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§	619,354	555,338
Whitebox CLO II Ltd.,
Series 2020-2A BR
7.330%, 10/24/34(l)§	310,000	309,981

Total Asset-Backed Securities		65,164,660

Collateralized Mortgage Obligations (8.5%)
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35	2,133,537	1,326,119
Series 2006-OA22 A1
5.764%, 2/25/47(l)	23,386	21,594
Series 2006-OA6 1A2
5.864%, 7/25/46(l)	14,971	12,905
Series 2007-OH1 A1D
5.654%, 4/25/47(l)	24,103	19,441
American Home Mortgage Investment Trust,
Series 2006-3 11A1
5.804%, 12/25/46(l)	471,089	374,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§		$3,000,000	$2,786,350
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1
4.550%, 7/25/52(e)§		138,586	135,241
BDS LLC,
Series 2022-FL12 A
7.463%, 8/19/38(l)§		99,999	100,280
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.459%, 7/25/36(l)		1,028,611	630,119
Bear Stearns ARM Trust,
Series 2004-8 11A2
6.033%, 11/25/34(l)		111,836	100,951
Series 2005-1 2A1
4.829%, 3/25/35(l)		76,941	68,410
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		486,157	428,729
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,553,692	685,329
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		226,041	208,627
Series 2005-24 A1
5.500%, 11/25/35		282,649	155,546
Series 2006-9 A10
6.000%, 5/25/36		2,633,116	1,188,982
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	97,255
Series 2020-3 A3
2.380%, 4/27/65(l)§		9,154	8,713
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1	1
Series 2021-JR1 A1
2.465%, 9/27/66(l)§		166,490	164,495
Series 2021-JR2 A1
2.215%, 11/25/61(l)§		213,062	207,172
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5
5.844%, 6/25/37(l)		534,687	447,540
Eurohome UK Mortgages plc,
Series 2007-1 A
5.471%, 6/15/44(l)(m)	GBP	102,856	128,003
EuroMASTR plc,
Series 2007-1V A2
5.521%, 6/15/40(l)(m)		139,950	167,986
Eurosail-UK plc,
Series 2007-4X A3
6.272%, 6/13/45(l)(m)		304,880	383,379
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$505,394	502,553
Series 389 C45
3.000%, 10/15/52 IO		361,443	59,824
Series 4116 AP
1.350%, 8/15/42		845,803	716,400
Series 4438 B
3.000%, 10/15/43		141,642	134,795
Series 4790 F
5.623%, 10/15/43(l)		228,687	222,804
Series 4989 FA
5.645%, 8/15/40(l)		164,744	164,655
Series 4989 FB
5.644%, 10/15/40(l)		118,711	117,744
Series 5004 LS
0.715%, 7/25/50 IO(l)		3,195,345	365,895
Series 5196 DI
3.000%, 2/25/52 IO		77,040	12,655
FHLMC STACR REMIC Trust,
Series 2021-HQA2 M2
7.370%, 12/25/33(l)§		1,988,383	2,013,300
Series 2024-HQA1 M1
6.569%, 3/25/44(l)§		2,100,000	2,100,628
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		669,313	235,778
FNMA,
Series 2011-86 NF
5.985%, 9/25/41(l)		72,530	72,003
Series 2013-123 PZ
2.700%, 3/25/43		5,340,889	4,655,656
Series 2015-11 A
3.000%, 5/25/34		277,448	266,688
Series 2016-72 PA
3.000%, 7/25/46		546,950	486,344
Series 2016-81 PA
3.000%, 2/25/44		109,403	105,361
Series 2020-77 S
3.861%, 11/25/50 IO(l)		6,977,075	287,464
Series 426 C57
3.000%, 3/25/52 IO		4,124,653	665,855
Series 428 C16
3.000%, 3/25/50 IO		181,848	30,757
Series 437 C11
3.000%, 7/25/52 IO		191,655	33,479
Series 437 C8
2.500%, 6/25/52 IO		4,517,641	694,370
Formentera Issuer plc,
Series 2022-1 A
6.035%, 7/28/47(l)(m)	GBP	339,705	428,930
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		$500,000	407,863
Series 2022-INV2 A5
3.000%, 4/25/52(l)§		536,254	448,296
Series 2022-NQM4 A1
5.269%, 8/25/67(e)§		137,068	135,423
GNMA,
Series 2012-74 LF
5.843%, 6/20/42(l)		524,714	516,332
Series 2013-116 LS
0.707%, 8/20/43 IO(l)		752,431	70,346
Series 2013-26 MS
0.807%, 2/20/43 IO(l)		724,569	70,393
Series 2014-20 TS
0.657%, 2/20/44 IO(l)		692,026	62,493
Series 2015-H15 FC
6.024%, 6/20/65(l)		193,709	192,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-H16 FM
6.044%, 7/20/65(l)	$301,900	$300,222
Series 2015-H18 FB
6.044%, 7/20/65(l)	160,256	159,440
Series 2015-H19 FK
6.044%, 8/20/65(l)	310,316	308,499
Series 2015-H20 FB
6.044%, 8/20/65(l)	174,872	173,925
Series 2015-H20 FC
6.064%, 8/20/65(l)	789,284	785,087
Series 2015-H22 FC
6.044%, 9/20/65(l)	384,124	381,856
Series 2015-H29 FA
6.144%, 10/20/65(l)	728	724
Series 2016-H11 F
6.244%, 5/20/66(l)	197,910	197,345
Series 2016-H14 FA
6.244%, 6/20/66(l)	188,485	188,029
Series 2016-H15 FA
6.244%, 7/20/66(l)	219,615	219,087
Series 2016-H23 F
6.194%, 10/20/66(l)	167,736	168,182
Series 2020-129 IW
2.500%, 9/20/50 IO	4,924,394	670,125
Series 2021-16 KI
2.500%, 1/20/51 IO	4,711,721	654,129
Series 2021-160 TI
3.000%, 9/20/51 IO	4,840,028	783,907
Series 2021-165 ID
3.000%, 9/20/51 IO	2,918,915	459,416
Series 2021-30 KI
3.000%, 2/20/51 IO	4,181,632	649,195
Series 2021-57 IA
2.500%, 12/20/50 IO	4,418,218	569,375
Series 2021-58 IY
3.000%, 2/20/51 IO	100,973	15,692
Series 2021-78 IP
3.000%, 5/20/51 IO	111,870	17,429
Series 2021-81 IM
3.500%, 5/20/51 IO	4,513,764	831,105
Series 2021-83 PI
3.000%, 5/20/51 IO	93,298	14,536
Series 2021-97 LI
3.000%, 8/20/50 IO	167,434	26,067
Series 2022-174 AZ
3.500%, 5/20/51	5,441,525	4,386,465
Series 2022-78
3.000%, 8/20/51 IO	77,249	11,975
Series 2022-85 IK
3.000%, 5/20/51 IO	79,005	12,277
Series 2022-H02 FN
5.819%, 1/20/72(l)	271,299	264,177
Series 2022-H22 EF
6.069%, 10/20/72(l)	309,765	307,811
Series 2022-H25 FA
6.459%, 11/20/72(l)	507,959	515,053
Series 2022-H26 DF
6.339%, 12/20/72(l)	307,529	310,066
Series 2023-19
2.500%, 2/20/51 IO	4,812,267	660,614
Series 2023-H01 FA
6.119%, 1/20/73(l)	406,206	404,876
Series 2023-H02 FA
6.219%, 1/20/73(l)	305,229	305,816
Series 2023-H02 FB
6.219%, 1/20/73(l)	1,011,515	1,013,155
Series 2023-H03 FA
6.189%, 2/20/73(l)	202,533	202,594
Series 2023-H28 F
6.369%, 12/20/73(l)	402,429	406,121
Series 2023-H28 GF
6.219%, 12/20/73(l)	811,193	813,027
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
5.712%, 6/18/39(l)(m)	79,158	78,703
GS Mortgage-Backed
Securities Trust,
Series 2022-NQM1 A4
4.000%, 5/25/62(l)§	76,733	69,500
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
5.063%, 9/25/35(l)	18,670	17,325
Series 2006-AR2 2A1
4.366%, 4/25/36(l)	38,282	25,076
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
4.692%, 1/19/35(l)	141,515	122,834
HIG RCP LLC,
Series 2023-FL1 A
7.599%, 9/19/38(l)§	100,000	99,924
Homeward Opportunities Fund Trust,
Series 2022-1 A1
5.082%, 7/25/67(e)§	139,291	137,544
Impac CMB Trust,
Series 2003-8 2A1
6.344%, 10/25/33(l)	15	14
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
4.042%, 6/25/37(l)	1	1
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
5.984%, 2/25/37(l)	838,228	518,702
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
5.483%, 11/25/36(l)§	1,050,851	564,738
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36	667,974	300,658
Series 2006-A3 6A1
4.661%, 8/25/34(l)	7,508	7,200
Series 2007-A1 3A3
4.896%, 7/25/35(l)	16,425	15,343
Series 2021-7 A3
2.500%, 11/25/51(l)§	561,379	450,375
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§	1,136,066	911,427
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§	599,759	523,101
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§	257,000	161,235
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§	130,014	103,087
Series 2024-VIS1 A1
5.990%, 7/25/64(l)§	500,000	500,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
6.882%, 10/25/59(e)§		$394,026	$393,939
Series 2020-GS4 A1
6.250%, 2/25/60(e)§		460,930	462,676
Lehman Mortgage Trust,
Series 2007-1 1A2
5.750%, 2/25/37		736,522	709,380
Ludgate Funding plc,
Series 2007-1 A2A
5.483%, 1/1/61(l)(m)	GBP	67,365	82,118
Series 2008-W1X A1
5.923%, 1/1/61(l)(m)		174,237	214,749
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$32,131	30,792
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
7.215%, 12/25/32(l)		4,563	4,252
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1
5.693%, 10/25/60(l)§		652,367	644,881
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
5.780%, 4/16/36(l)§		165,499	158,601
MortgageIT Trust,
Series 2005-4 A1
6.004%, 10/25/35(l)		62,840	60,805
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		171,067	159,808
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		247,521	234,371
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36(l)		3,085,441	920,132
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,319,509	690,771
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		140,669	138,429
Series 2023-AFC3 A1
6.584%, 9/25/58(e)§		359,416	361,839
RALI Trust,
Series 2006-QO3 A1
5.654%, 4/25/46(l)		3,614,135	950,778
Series 2007-QS6 A29
6.000%, 4/25/37		1,006,870	792,399
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.881%, 10/25/39(l)§		593,750	596,161
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
5.784%, 6/25/35(l)§		23,548	22,072
Series 2006-R1 AF1
5.784%, 1/25/36(l)§		74,285	68,573
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,864,269	1,040,985
Series 2006-A9CB A7
6.000%, 9/25/36		3,854,694	1,249,302
Resloc UK plc,
Series 2007-1X A3B
5.481%, 12/15/43(l)(m)	GBP	71,805	88,117
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$367,383	274,422
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,255,724
Ripon Mortgages plc,
Series 1RA A
5.913%, 8/28/56(l)§		1,376,447	1,736,084
Sequoia Mortgage Trust,
Series 10 2A1
6.203%, 10/20/27(l)		$610	584
Series 2003-4 2A1
6.143%, 7/20/33(l)		4,443	4,292
Series 6 A
6.081%, 4/19/27(l)		24,881	23,820
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,250,358
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,165,879
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
5.784%, 4/25/34(l)		78,670	77,815
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
5.941%, 7/19/35(l)		17,406	15,971
Series 2006-AR6 1A3
5.824%, 7/25/46(l)		546,045	410,889
Towd Point Mortgage Funding,
Series 2019-A13A A1
6.591%, 7/20/45(l)§	GBP	498,430	629,391
Towd Point Mortgage Funding plc,
Series 2020-A14X A
6.569%, 5/20/45(l)(m)		934,395	1,179,833
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§		$1,500,000	1,255,468
Series 2022-1 A1
3.750%, 7/25/62(l)§		324,082	301,637
Uropa Securities plc,
Series 2007-1 A3A
5.568%, 10/10/40(l)(m)	GBP	348,712	427,297
UWM Mortgage Trust,
Series 2021-INV2 A9
5.000%, 9/25/51(l)§		$669,632	623,365
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		596,328	552,452
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§		1,000,000	759,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-1 A1
5.850%, 12/25/67(e)§	$413,982	$411,201
Series 2024-1 A1
5.712%, 1/25/69(e)§	982,403	976,324

Total Collateralized Mortgage Obligations		72,328,786

Commercial Mortgage-Backed Securities (5.6%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.142%, 8/10/35(l)§	100,000	94,257
Series 2015-1211 D
4.142%, 8/10/35(l)§	100,000	91,389
20 Times Square Trust,
Series 2018-20TS B
3.100%, 5/15/35(l)§	268,000	231,202
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§	1,000,000	5,208
280 Park Avenue Mortgage Trust,
Series 2017-280P D
7.154%, 9/15/34(l)§	200,000	184,306
ACREC LLC,
Series 2023-FL2 A
7.555%, 2/19/38(l)§	100,000	100,250
Alen Mortgage Trust,
Series 2021-ACEN A
6.590%, 4/15/34(l)§	13,000	11,830
Series 2021-ACEN D
8.540%, 4/15/34(l)§	100,000	68,458
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§	100,000	67,176
Series 2020-MF1 E
1.750%, 5/15/53§	100,000	61,867
Ashford Hospitality Trust,
Series 2018-ASHF D
7.598%, 4/15/35(l)§	16,000	15,535
Series 2018-KEYS A
6.498%, 6/15/35(l)§	140,497	139,355
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
7.573%, 12/15/36(l)§	190,000	172,616
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
6.373%, 11/15/33(l)§	100,000	99,537
Series 2017-SCH CL
6.873%, 11/15/32(l)§	100,000	99,078
Series 2017-SCH DL
7.373%, 11/15/32(l)§	100,000	99,080
Series 2018-DSNY C
6.973%, 9/15/34(l)§	280,000	278,600
Series 2018-DSNY D
7.323%, 9/15/34(l)§	200,000	198,500
Series 2021-JACX A
6.490%, 9/15/38(l)§	800,000	768,000
BANK,
Series 2017-BNK6 XA
0.767%, 7/15/60 IO(l)	3,070,307	63,419
Series 2018-BN10 XA
0.690%, 2/15/61 IO(l)	3,528,160	76,451
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	207,880
Series 2019-BN19 C
4.029%, 8/15/61(l)	215,000	144,160
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	269,346
Series 2019-BN20 XB
0.366%, 9/15/62 IO(l)	530,000	9,087
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	18,970
Series 2020-BN30 XB
0.723%, 12/15/53 IO(l)	5,331,000	202,165
Series 2021-BN33 XB
0.481%, 5/15/64 IO(l)	4,550,000	134,260
Series 2022-BNK40 A4
3.393%, 3/15/64(l)	600,000	536,340
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C
4.825%, 7/15/49(l)	368,000	329,286
Series 2017-BNK3 XB
0.584%, 2/15/50 IO(l)	1,000,000	14,926
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	848,830
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	90,552
Series 2018-TALL A
6.245%, 3/15/37(l)§	15,000	14,402
Series 2021-C9 XA
1.605%, 2/15/54 IO(l)	2,649,353	201,797
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	53,223	49,939
Series 2015-SRCH XA
0.880%, 8/10/35 IO(l)§	895,651	19,866
Series 2021-C10 XA
1.282%, 7/15/54 IO(l)	3,558,676	224,805
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	4,911
Beast Mortgage Trust,
Series 2021-SSCP A
6.189%, 4/15/36(l)§	385,669	382,776
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	700,000	655,382
Series 2019-B9 XA
1.015%, 3/15/52 IO(l)	946,196	35,362
Series 2020-B16 XA
1.042%, 2/15/53 IO(l)	3,923,754	160,695
Series 2020-B17 XB
0.529%, 3/15/53 IO(l)	1,000,000	22,502
Series 2020-IG3 XA
0.733%, 9/15/48 IO(l)§	6,637,685	105,226
Series 2021-B23 XA
1.265%, 2/15/54 IO(l)	988,204	56,732
Series 2021-B24 XA
1.146%, 3/15/54 IO(l)	1,153,279	59,822
Series 2021-B27 XA
1.258%, 7/15/54 IO(l)	3,653,994	215,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
BFLD Trust,
Series 2020-EYP A
6.590%, 10/15/35(l)§		$700,000	$551,425
BIG Commercial Mortgage Trust,
Series 2022-BIG A
6.667%, 2/15/39(l)§		575,147	568,138
BMO Mortgage Trust,
Series 2023-C5 XA
0.726%, 6/15/56 IO(l)		387,585	19,640
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A
7.095%, 5/15/39(l)§		100,000	100,094
BPR Trust,
Series 2021-TY A
6.490%, 9/15/38(l)§		243,000	241,482
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§		100,000	93,806
Series 2013-1515 C
3.446%, 3/10/33§		100,000	88,116
Series 2021-1450 A
6.690%, 9/15/36(l)§		700,000	625,351
BX Commercial Mortgage Trust,
Series 2020-VIV3 B
3.544%, 3/9/44(l)§		120,000	105,788
Series 2021-VINO D
6.792%, 5/15/38(l)§		151,166	149,512
Series 2021-VOLT E
7.440%, 9/15/36(l)§		247,000	243,450
Series 2021-VOLT F
7.840%, 9/15/36(l)§		247,000	248,698
Series 2021-XL2 A
6.128%, 10/15/38(l)§		390,965	388,033
Series 2022-AHP A
6.315%, 1/17/39(l)§		600,000	594,374
BX Trust,
Series 2019-OC11 E
3.944%, 12/9/41(l)§		325,000	279,052
Series 2021-ARIA A
6.339%, 10/15/36(l)§		25,000	24,750
Series 2021-ARIA D
7.335%, 10/15/36(l)§		102,000	99,960
Series 2021-VIEW D
8.339%, 6/15/36(l)§		120,000	113,400
Series 2022-FOX2 A2
6.075%, 4/15/39(l)§		816,889	805,658
Series 2022-GPA A
7.490%, 8/15/39(l)§		228,231	228,802
Series 2022-GPA XCP
1.029%, 10/15/39 IO(l)§		1,311,000	1
Series 2022-VAMF B
6.605%, 1/15/39(l)§		17,000	16,804
Series 2023-DELC A
8.015%, 5/15/38(l)§		100,000	101,250
BXP Trust,
Series 2017-CC D
3.552%, 8/13/37(l)§		30,000	22,956
Series 2017-GM D
3.425%, 6/13/39(l)§		80,000	71,255
Series 2021-601L D
2.775%, 1/15/44(l)§		102,000	65,868
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
7.373%, 12/15/37(l)§		100,000	99,937
Cassia SRL,
Series 2022-1A A
6.443%, 5/22/34(l)§	EUR	248,168	266,150
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50		$10,000	9,246
CENT Trust,
Series 2023-CITY A
7.945%, 9/15/38(l)§		98,000	98,858
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48		10,000	9,635
Series 2016-C4 XA
1.599%, 5/10/58 IO(l)		553,771	12,840
Series 2016-C4 XB
0.693%, 5/10/58 IO(l)		110,000	1,398
Series 2017-C8 B
4.199%, 6/15/50(l)		37,000	32,868
Citigroup Commercial Mortgage Trust,
Series 2013-375P A
3.251%, 5/10/35§		473,086	455,461
Series 2015-GC27 B
3.772%, 2/10/48		20,000	19,436
Series 2020-420K D
3.312%, 11/10/42(l)§		150,000	123,866
Series 2020-420K E
3.312%, 11/10/42(l)§		150,000	119,725
Series 2020-420K X
0.801%, 11/10/42 IO(l)§		1,000,000	42,922
Series 2021-KEYS A
6.620%, 10/15/36(l)§		700,000	694,750
CLNC Ltd.,
Series 2019-FL1 B
7.341%, 8/20/35(l)§		145,000	143,396
COAST Commercial Mortgage Trust,
Series 2023-2HTL A
7.916%, 8/15/36(l)§		108,000	108,267
Series 2023-2HTL D
9.764%, 8/15/36(l)§		100,000	100,000
Commercial Mortgage Trust,
Series 2014-CR18 B
4.456%, 7/15/47(l)		239,000	231,259
Series 2014-UBS5 B
4.514%, 9/10/47(l)		130,000	124,156
Series 2015-3BP B
3.238%, 2/10/35(l)§		300,000	277,531
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§		1,287,000	710
Series 2015-CR22 XA
0.813%, 3/10/48 IO(l)		2,556,949	10,995
Series 2015-CR24 B
4.348%, 8/10/48(l)		65,000	61,825
Series 2015-CR26 ASB
3.373%, 10/10/48		559,890	552,449
Series 2015-DC1 XA
0.932%, 2/10/48 IO(l)		2,172,457	8,532
Series 2016-COR1 ASB
2.972%, 10/10/49		505,010	492,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	$50,000	$2,876
Credit Suisse Mortgage
Capital Certificates,
Series 2019-ICE4 D
6.973%, 5/15/36(l)§	224,442	224,231
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.249%, 4/15/50(l)	300,000	258,556
Series 2015-C1 XA
0.803%, 4/15/50 IO(l)	3,604,229	10,343
Series 2015-C4 D
3.556%, 11/15/48(l)	70,000	59,830
Series 2016-C5 B
4.463%, 11/15/48(l)	30,000	27,207
Series 2016-C5 C
4.642%, 11/15/48(l)	50,000	43,599
Series 2017-CX10 XB
0.174%, 11/15/50 IO(l)	1,000,000	8,514
Series 2018-C14 C
4.878%, 11/15/51(l)	250,000	208,900
Series 2018-CX12 C
4.720%, 8/15/51(l)	58,000	46,131
Series 2019-C16 C
4.237%, 6/15/52(l)	20,000	16,445
Series 2019-C16 XA
1.541%, 6/15/52 IO(l)	971,283	56,361
Series 2019-C17 XA
1.320%, 9/15/52 IO(l)	4,816,530	243,543
Series 2019-C17 XB
0.535%, 9/15/52 IO(l)	1,000,000	24,723
Series 2019-C18 D
2.500%, 12/15/52§	170,000	123,363
CSMC Trust,
Series 2017-PFHP A
6.323%, 12/15/30(l)§	50,000	47,276
Series 2017-TIME A
3.646%, 11/13/39§	100,000	74,033
Series 2020-NET A
2.257%, 8/15/37§	266,417	249,145
Series 2020-NET D
3.704%, 8/15/37(l)§	200,000	183,057
Series 2021-980M D
3.535%, 7/15/31(l)§	321,000	289,827
Series 2021-ADV A
6.840%, 7/15/38(l)§	800,000	718,501
Series 2021-B33 A1
3.053%, 10/10/43§	100,000	90,042
Series 2021-B33 A2
3.167%, 10/10/43§	418,000	351,344
Series 2022-NWPT A
8.468%, 9/9/24(l)§	100,000	100,249
DBGS Mortgage Trust,
Series 2018-5BP B
6.403%, 6/15/33(l)§	100,000	87,206
Series 2019-1735 X
0.291%, 4/10/37 IO(l)§	1,365,000	18,343
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	19,097
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	7,951
DBUBS Mortgage Trust,
Series 2017-BRBK D
3.530%, 10/10/34(l)§	100,000	86,804
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	841,566
EQUS Mortgage Trust,
Series 2021-EQAZ A
6.195%, 10/15/38(l)§	499,990	497,178
Extended Stay America Trust,
Series 2021-ESH A
6.519%, 7/15/38(l)§	1,919,937	1,919,336
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	188,000	181,923
Series K120 X1
1.036%, 10/25/30 IO(l)	2,445,909	125,352
Series K121 X1
1.021%, 10/25/30 IO(l)	118,017	5,991
Series KJ48 A2
5.028%, 10/25/31	25,000	24,686
Series KL05 X1P
0.892%, 6/25/29 IO(l)	662,000	27,828
Series KL06 XFX
1.364%, 12/25/29 IO(l)	170,000	9,011
FNMA ACES,
Series 2020-M15 X1
1.447%, 9/25/31 IO(l)	3,359,402	209,379
Series 2022-M4 A1X
2.465%, 5/25/30(l)	1,631,206	1,480,821
FS Rialto Issuer LLC,
Series 2022-FL7 A
8.223%, 10/19/39(l)§	100,000	100,281
GCT Commercial Mortgage Trust,
Series 2021-GCT C
7.140%, 2/15/38(l)§	120,000	41,402
GNMA,
Series 2013-30
0.520%, 9/16/53 IO(l)	38,016	879
Series 2016-96
0.770%, 12/16/57 IO(l)	30,794	1,138
Series 2021-143
0.967%, 10/16/63 IO(l)	7,121,071	478,705
Series 2021-20
1.149%, 8/16/62 IO(l)	5,367,688	409,155
Series 2021-208
0.758%, 6/16/64 IO(l)	8,427,699	448,000
Series 2021-22
0.976%, 5/16/63 IO(l)	6,383,788	426,177
Series 2021-52
0.720%, 4/16/63 IO(l)	6,368,418	340,790
Series 2021-71
0.875%, 10/16/62 IO(l)	7,322,965	452,701
Series 2022-49
0.762%, 3/16/64 IO(l)	8,228,117	470,160
Series 2023-118 BA
3.749%, 5/16/65(l)	14,958	13,644
Grace Trust,
Series 2020-GRCE D
2.680%, 12/10/40(l)§	142,000	107,886
Great Wolf Trust,
Series 2019-WOLF E
8.371%, 12/15/36(l)§	194,982	194,495
Series 2019-WOLF F
8.770%, 12/15/36(l)§	194,982	194,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	$50,000	$49,133
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	96,896	68,830
Series 2018-TWR D
7.223%, 7/15/31(l)§	110,000	50,013
Series 2022-AGSS A
8.017%, 11/15/27(l)§	108,244	108,582
Series 2022-ECI A
7.520%, 8/15/39(l)§	100,000	100,594
Series 2023-FUN A
7.417%, 3/15/28(l)§	100,000	100,313
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	28,749
Series 2015-GC28 XA
0.962%, 2/10/48 IO(l)	2,501,862	8,482
Series 2015-GC32 C
4.401%, 7/10/48(l)	10,000	9,359
Series 2015-GS1 XA
0.755%, 11/10/48 IO(l)	1,803,441	17,089
Series 2016-GS3 XA
1.187%, 10/10/49 IO(l)	276,925	5,954
Series 2017-GS7 XA
1.078%, 8/10/50 IO(l)	2,366,987	65,960
Series 2019-GSA1 XA
0.806%, 11/10/52 IO(l)	1,148,993	40,059
Series 2020-GC45 XA
0.658%, 2/13/53 IO(l)	3,272,320	87,493
HIT Trust,
Series 2022-HI32 A
7.717%, 7/15/24(l)§	9,691	9,713
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	92,084
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A
7.570%, 10/15/39(l)§	100,000	99,906
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	99,547
Series 2017-APTS DFX
3.497%, 6/15/34(l)§	100,000	98,441
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	284,479
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	3,697
Series 2018-AON A
4.128%, 7/5/31§	23,000	21,265
Series 2018-PHH A
6.582%, 6/15/35(l)§	106,599	99,020
Series 2018-WPT EFX
5.363%, 7/5/33(l)§	120,000	87,642
Series 2018-WPT FFX
5.363%, 7/5/33(l)§	181,000	118,877
Series 2020-609M D
8.460%, 10/15/33(l)§	130,000	104,793
Series 2020-ACE C
3.694%, 1/10/37(l)§	187,000	177,975
Series 2020-LOOP E
3.861%, 12/5/38(l)§	181,000	46,733
Series 2021-MHC A
6.240%, 4/15/38(l)§	9,449	9,437
Series 2021-MHC D
7.140%, 4/15/38(l)§	90,000	89,381
Series 2022-CGSS A
8.197%, 12/15/36(l)§	114,101	114,315
Series 2022-DATA A
3.916%, 6/10/42(l)§	600,000	542,346
Series 2022-NLP A
5.922%, 4/15/37(l)§	321,196	306,743
Series 2022-NXSS A
7.504%, 9/15/39(l)§	120,000	120,338
Series 2022-OPO D
3.450%, 1/5/39(l)§	100,000	72,044
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	217,213	215,491
Series 2014-C23 D
3.980%, 9/15/47(l)§	365,000	323,448
Series 2014-C25 XA
0.794%, 11/15/47 IO(l)	2,650,331	5,007
Series 2015-C27 D
3.803%, 2/15/48(l)§	300,000	170,831
Series 2015-C32 XA
1.087%, 11/15/48 IO(l)	1,307,277	11,396
Series 2015-C33 D1
4.136%, 12/15/48(l)§	200,000	170,210
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.703%, 7/15/50(l)	350,000	265,447
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	17,976
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.476%, 6/15/49 IO(l)	1,256,986	26,584
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	28,690
Series 2020-COR7 B
3.294%, 5/13/53(l)	298,000	202,789
Series 2020-COR7 XA
1.641%, 5/13/53 IO(l)	2,515,003	139,781
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	513,856
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA
1.148%, 2/15/36 IO(l)§	912,327	32,866
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	259,838
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.827%, 3/10/50 IO(l)§	2,119,571	30,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Med Trust,
Series 2021-MDLN A
6.389%, 11/15/38(l)§	$139,331	$138,983
Series 2021-MDLN G
10.689%, 11/15/38(l)§	364,252	363,569
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.290%, 7/15/36(l)§	143,450	142,466
MHC Trust,
Series 2021-MHC2 A
6.289%, 5/15/38(l)§	235,834	234,728
MIRA Trust,
Series 2023-MILE A
6.755%, 6/10/38§	100,000	104,038
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48	71,138	70,648
Series 2015-C20 XA
1.232%, 2/15/48 IO(l)	1,800,576	6,425
Series 2015-C27 ASB
3.557%, 12/15/47	124,158	122,488
Series 2016-C31 ASB
2.952%, 11/15/49	450,686	439,769
Series 2016-C31 C
4.258%, 11/15/49(l)	215,000	172,591
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	179,124
Series 2017-H1 XD
2.145%, 6/15/50 IO(l)§	300,000	16,958
Series 2017-HR2 D
2.730%, 12/15/50	210,000	155,578
Series 2018-MP A
4.276%, 7/11/40(l)§	219,000	194,438
Series 2019-H6 XB
0.713%, 6/15/52 IO(l)	1,000,000	30,663
Series 2019-L2 XA
1.002%, 3/15/52 IO(l)	2,826,520	106,759
Series 2019-L3 XA
0.607%, 11/15/52 IO(l)	4,245,069	116,784
Series 2020-L4 B
3.082%, 2/15/53	207,000	168,748
MSC Trust,
Series 2021-ILP D
7.017%, 11/15/36(l)§	365,790	361,676
MSWF Commercial Mortgage Trust,
Series 2023-2 XA
0.907%, 12/15/56 IO(l)	999,779	63,457
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
8.500%, 6/15/35(l)§	33,030	30,338
Series 2018-SOX A
4.404%, 6/17/38§	100,000	92,398
Series 2021-APPL A
6.390%, 8/15/38(l)§	700,000	659,751
New Orleans Hotel Trust,
Series 2019-HNLA A
6.362%, 4/15/32(l)§	400,000	390,250
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.535%, 11/15/38(l)§	1,100,000	1,062,871
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§	1,000,000	10,285
One Market Plaza Trust,
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§	830,825	1
Series 2017-1MKT
XNCP
0.115%, 2/10/32 IO(l)§	166,165	616
ONE Mortgage Trust,
Series 2021-PARK A
6.139%, 3/15/36(l)§	600,000	583,875
PFP Ltd.,
Series 2021-8 A
6.439%, 8/9/37(l)§	196,214	194,987
Series 2022-9 A
7.600%, 8/19/35(l)§	120,000	120,075
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.644%, 11/25/36(l)§	484,084	479,847
Series 2022-FL9 A
7.796%, 6/25/37(l)§	20,257	20,302
Series 2023-FL11 A
7.703%, 10/25/39(l)§	66,890	67,015
RIAL Issuer Ltd.,
Series 2022-FL8 A
7.577%, 1/19/37(l)§	203,000	203,000
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.477%, 9/15/39(l)§	30,000	23,253
Soho Trust,
Series 2021-SOHO B
2.697%, 8/10/38(l)§	371,000	244,467
SREIT Trust,
Series 2021-MFP D
7.018%, 11/15/38(l)§	351,169	348,316
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A
7.511%, 5/15/37(l)§	136,000	137,190
TPGI Trust,
Series 2021-DGWD D
6.944%, 6/15/26(l)§	216,000	214,988
UBS Commercial Mortgage Trust,
Series 2018-C12 B
4.787%, 8/15/51(l)	75,000	67,645
Series 2018-C8 C
4.684%, 2/15/51(l)	226,000	197,590
Series 2019-C17 XA
1.443%, 10/15/52 IO(l)	938,039	54,904
Series 2019-C18 XA
1.003%, 12/15/52 IO(l)	954,578	34,349
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	276,234	262,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
VNDO Trust,
Series 2016-350P D
3.903%, 1/10/35(l)§		$100,000	$90,452
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48		150,000	127,329
Series 2015-C27 XA
0.811%, 2/15/48 IO(l)		2,680,953	15,720
Series 2015-LC20 C
4.056%, 4/15/50(l)		219,000	209,913
Series 2015-NXS1 XA
1.056%, 5/15/48 IO(l)		1,681,458	9,070
Series 2015-NXS2 XA
0.580%, 7/15/58 IO(l)		3,188,998	16,250
Series 2016-BNK1 XD
1.245%, 8/15/49 IO(l)§		1,000,000	24,393
Series 2016-C32 A3FL
6.860%, 1/15/59(l)		35,142	35,415
Series 2016-C33 XA
1.562%, 3/15/59 IO(l)		881,812	19,895
Series 2016-C34 A3FL
6.480%, 6/15/49(l)§		30,000	29,475
Series 2017-C38 XA
0.925%, 7/15/50 IO(l)		2,237,734	50,654
Series 2017-C39 XA
1.087%, 9/15/50 IO(l)		2,166,301	55,989
Series 2018-1745 A
3.749%, 6/15/36(l)§		600,000	524,423
Series 2018-C46 B
4.633%, 8/15/51		24,000	21,692
Series 2019-C49 B
4.546%, 3/15/52		90,000	84,984
Series 2019-C50 B
4.192%, 5/15/52		150,000	136,676
Series 2019-C50 XA
1.406%, 5/15/52 IO(l)		831,306	45,220
Series 2020-C55 AS
2.937%, 2/15/53		207,000	173,024
Series 2020-C55 XA
1.288%, 2/15/53 IO(l)		4,005,747	212,364
Series 2020-C56 XA
1.389%, 6/15/53 IO(l)		3,637,267	195,792
Series 2020-SDAL D
7.530%, 2/15/37(l)§		53,000	52,739
Series 2021-C59 XA
1.517%, 4/15/54 IO(l)		2,970,745	213,155
Series 2021-FCMT D
8.940%, 5/15/31(l)§		110,000	101,676
Series 2021-SAVE C
7.240%, 2/15/40(l)§		140,000	137,550
Series 2021-SAVE D
7.940%, 2/15/40(l)§		140,000	136,762
Series 2021-SAVE E
9.090%, 2/15/40(l)§		140,000	135,931
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A
8.114%, 11/15/27(l)§		100,000	100,375
Series 2022-WMRK B
8.761%, 11/15/27(l)§		100,000	100,344

Total Commercial Mortgage-Backed Securities			48,070,107

Corporate Bonds (24.6%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27		100,000	96,875
4.250%, 3/1/27		150,000	147,156
4.100%, 2/15/28		120,000	116,289
4.300%, 2/15/30		130,000	124,854
2.550%, 12/1/33		53,000	42,438
4.750%, 5/15/46		31,000	27,737
5.450%, 3/1/47		29,000	28,640
4.500%, 3/9/48		43,000	36,623
4.550%, 3/9/49		45,000	38,335
3.650%, 6/1/51		224,000	164,483
3.500%, 9/15/53		137,000	96,805
3.550%, 9/15/55		83,000	58,029
3.650%, 9/15/59		466,000	321,667
Bell Canada (The)
5.200%, 2/15/34		100,000	99,112
Telefonica Emisiones SA
4.055%, 1/24/36(m)	EUR	100,000	109,424
Verizon Communications, Inc.
0.850%, 11/20/25		$50,000	46,566
1.450%, 3/20/26		40,000	37,292
4.125%, 3/16/27		150,000	146,747
2.100%, 3/22/28		60,000	53,930
4.329%, 9/21/28		118,000	115,303
1.750%, 1/20/31		257,000	208,545
2.550%, 3/21/31		435,000	371,156
2.355%, 3/15/32		359,000	294,401
4.400%, 11/1/34		478,000	449,736
5.850%, 9/15/35		22,000	23,009
4.272%, 1/15/36		74,000	68,060
2.850%, 9/3/41		102,000	73,388
3.000%, 11/20/60		34,000	21,124

			3,417,724

Entertainment (0.1%)
Take-Two Interactive
Software, Inc.
4.950%, 3/28/28		50,000	49,837
TWDC Enterprises 18 Corp.
3.150%, 9/17/25		75,000	72,979
Walt Disney Co. (The)
3.800%, 3/22/30		250,000	238,180
Warnermedia Holdings, Inc.
6.412%, 3/15/26		130,000	129,962
4.279%, 3/15/32		100,000	89,157

			580,115

Interactive Media & Services (0.0%)†
Alphabet, Inc.
0.450%, 8/15/25		110,000	103,585
Meta Platforms, Inc.
4.600%, 5/15/28		100,000	100,048
4.650%, 8/15/62		188,000	167,985

			371,618

Media (0.4%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	196,994
3.700%, 4/1/51		647,000	398,338
3.900%, 6/1/52		63,000	39,928
3.850%, 4/1/61		900,000	531,999
Comcast Corp.
3.150%, 3/1/26		125,000	121,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
4.150%, 10/15/28		$245,000	$239,115
2.650%, 2/1/30		223,000	198,282
4.250%, 10/15/30		92,000	88,767
5.500%, 11/15/32		20,000	20,691
5.650%, 6/15/35		20,000	20,818
3.200%, 7/15/36		50,000	41,000
2.450%, 8/15/52		61,000	35,595
2.937%, 11/1/56		117,000	73,250
2.650%, 8/15/62		48,000	27,244
2.987%, 11/1/63		151,000	92,055
5.500%, 5/15/64		21,000	20,978
Cox Communications, Inc.
3.500%, 8/15/27§		400,000	377,777
Fox Corp.
4.709%, 1/25/29		100,000	98,455
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	14,741
5.375%, 6/15/33		100,000	99,812
Paramount Global
2.900%, 1/15/27		100,000	91,364
4.950%, 1/15/31		200,000	177,823
5.850%, 9/1/43		46,000	37,291
5.250%, 4/1/44		15,000	11,104
4.900%, 8/15/44		11,000	7,819
4.600%, 1/15/45(x)		17,000	11,652
4.950%, 5/19/50		12,000	8,491

			3,082,411

Wireless Telecommunication Services (0.5%)
Rogers Communications, Inc.
3.200%, 3/15/27		65,000	61,723
5.300%, 2/15/34(x)		258,000	255,441
Sprint LLC
7.125%, 6/15/24		761,000	763,135
7.625%, 2/15/25		963,000	975,119
7.625%, 3/1/26		423,000	436,905
T-Mobile USA, Inc.
3.500%, 4/15/25		200,000	196,118
3.750%, 4/15/27		200,000	192,697
4.850%, 1/15/29		475,000	471,485
3.875%, 4/15/30		675,000	632,030
5.050%, 7/15/33		233,000	229,617

			4,214,270

Total Communication Services			11,666,138

Consumer Discretionary (1.1%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	102,579
Metalsa Sapi De Cv
3.750%, 5/4/31(m)		200,000	161,625

			264,204

Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32(x)		200,000	165,586
6.100%, 8/19/32		200,000	202,282
General Motors Co.
6.125%, 10/1/25		250,000	252,055
Hyundai Capital America
6.000%, 7/11/25§		300,000	301,587
(SOFR + 1.15%),
6.523%, 8/4/25(k)(x)§		500,000	502,600
5.500%, 3/30/26§		300,000	300,191
5.950%, 9/21/26§		200,000	202,343
5.250%, 1/8/27§		300,000	299,955
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	496,523
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	400,000	417,623
4.810%, 9/17/30§		$700,000	651,857
Toyota Motor Corp.
5.123%, 7/13/33		150,000	157,211

			3,949,813

Broadline Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		100,000	83,114
Amazon.com, Inc.
5.200%, 12/3/25		100,000	100,386
1.000%, 5/12/26		50,000	46,170
3.300%, 4/13/27		100,000	96,166
3.150%, 8/22/27		50,000	47,629
1.650%, 5/12/28		50,000	44,590
1.500%, 6/3/30		85,000	70,962
2.100%, 5/12/31		50,000	42,424
3.600%, 4/13/32		100,000	93,181
eBay, Inc.
5.900%, 11/22/25		400,000	402,785
1.400%, 5/10/26		100,000	92,604

			1,120,011

Diversified Consumer Services (0.1%)
Wand NewCo 3, Inc.
7.625%, 1/30/32§		300,000	310,500

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29		600,000	536,251
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	566,565
3.250%, 2/15/30		200,000	179,964
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	30,481
Marriott International, Inc.
5.000%, 10/15/27		55,000	54,823
5.300%, 5/15/34		200,000	197,848
4.500%, 10/1/34		206,000	187,171
Series FF
4.625%, 6/15/30(x)		25,000	24,318
Series II
2.750%, 10/15/33		61,000	49,390
Series X
4.000%, 4/15/28		25,000	24,065
McDonald’s Corp.
1.450%, 9/1/25		55,000	52,191
3.700%, 1/30/26		75,000	73,431
2.625%, 9/1/29		40,000	36,028
3.875%, 2/20/31(m)	EUR	100,000	110,659
Starbucks Corp.
2.450%, 6/15/26		$50,000	47,251
3.550%, 8/15/29(x)		100,000	94,210
3.000%, 2/14/32		20,000	17,513

			2,282,159

Household Durables (0.0%)†
DR Horton, Inc.
2.600%, 10/15/25		50,000	47,975
Leggett & Platt, Inc.
3.500%, 11/15/27(x)		25,000	23,401
Lennar Corp.
4.750%, 11/29/27		100,000	98,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Mohawk Industries, Inc.
3.625%, 5/15/30		$25,000	$22,756

			192,839

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		15,000	14,085

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28		70,000	68,922
Home Depot, Inc. (The)
2.125%, 9/15/26		65,000	60,865
0.900%, 3/15/28		65,000	56,362
2.950%, 6/15/29		30,000	27,516
1.875%, 9/15/31		85,000	69,241
3.250%, 4/15/32		45,000	40,089
Lowe’s Cos., Inc.
2.500%, 4/15/26		100,000	94,994
3.650%, 4/5/29		200,000	189,842
4.500%, 4/15/30		26,000	25,396
1.700%, 10/15/30		76,000	62,140
2.625%, 4/1/31		83,000	71,344
5.000%, 4/15/33		40,000	39,769
2.800%, 9/15/41		202,000	143,218
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	49,020
Ross Stores, Inc.
0.875%, 4/15/26		50,000	45,826
Tractor Supply Co.
5.250%, 5/15/33		5,000	5,028

			1,049,572

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30		15,000	13,440

Total Consumer Discretionary			9,196,623

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		250,000	249,516
Bacardi Ltd.
4.450%, 5/15/25§		500,000	492,176
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	47,532
2.000%, 3/5/31		65,000	54,896
Constellation Brands, Inc.
5.000%, 2/2/26		15,000	14,909
4.350%, 5/9/27		100,000	97,866
4.800%, 1/15/29		375,000	371,901
Diageo Capital plc
2.375%, 10/24/29		200,000	176,836
Keurig Dr Pepper, Inc.
3.950%, 4/15/29		100,000	95,484
Molson Coors Beverage Co.
3.000%, 7/15/26		100,000	95,251
PepsiCo, Inc.
2.750%, 4/30/25		75,000	73,156
3.000%, 10/15/27		100,000	94,685
2.750%, 3/19/30		200,000	179,871

			2,044,079

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30		200,000	168,099
Dollar General Corp.
4.150%, 11/1/25		75,000	73,530
Dollar Tree, Inc.
4.000%, 5/15/25		100,000	98,317
Kroger Co. (The)
2.650%, 10/15/26		50,000	47,098
4.500%, 1/15/29		25,000	24,635
Sysco Corp.
3.250%, 7/15/27		50,000	47,157
Target Corp.
3.375%, 4/15/29		100,000	94,211
4.500%, 9/15/32(x)		50,000	48,898
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26		100,000	94,900
Walmart, Inc.
3.050%, 7/8/26		40,000	38,546
3.250%, 7/8/29		200,000	188,702
2.375%, 9/24/29		3,000	2,698
1.800%, 9/22/31		15,000	12,439

			939,230

Food Products (0.2%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26		50,000	47,198
Bunge Ltd. Finance Corp.
2.750%, 5/14/31		25,000	21,461
Campbell Soup Co.
4.150%, 3/15/28		25,000	24,224
Conagra Brands, Inc.
4.850%, 11/1/28		225,000	222,049
General Mills, Inc.
4.200%, 4/17/28		215,000	209,657
Hormel Foods Corp.
1.700%, 6/3/28		70,000	62,070
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	13,004
JBS USA LUX SA
5.125%, 2/1/28		100,000	98,527
JDE Peet’s NV
4.500%, 1/23/34(m)	EUR	500,000	559,529
Mondelez International, Inc.
2.750%, 4/13/30		$200,000	177,926
Nestle Finance International Ltd.
3.250%, 1/23/37(m)	EUR	50,000	53,566
Unilever Capital Corp.
2.900%, 5/5/27		$100,000	94,704

			1,583,915

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		15,000	12,493
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,720
3.200%, 4/25/29		50,000	46,584
2.000%, 11/2/31		25,000	20,691
Procter & Gamble Co. (The)
0.550%, 10/29/25		50,000	46,803
1.200%, 10/29/30		50,000	40,983

			177,274

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31		45,000	37,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Haleon US Capital LLC
3.375%, 3/24/27		$250,000	$239,226

			276,433

Tobacco (0.4%)
Altria Group, Inc.
6.200%, 11/1/28		68,000	70,879
4.800%, 2/14/29		40,000	39,615
6.875%, 11/1/33		71,000	77,295
3.400%, 2/4/41(x)		29,000	21,240
4.250%, 8/9/42		112,000	91,074
4.500%, 5/2/43		145,000	121,285
3.700%, 2/4/51		55,000	38,338
BAT Capital Corp.
3.557%, 8/15/27		100,000	94,559
2.259%, 3/25/28		225,000	200,686
5.834%, 2/20/31		85,000	85,956
6.000%, 2/20/34		15,000	15,164
3.984%, 9/25/50		409,000	285,869
BAT International Finance plc
5.931%, 2/2/29		400,000	410,789
Imperial Brands Finance plc
3.125%, 7/26/24§		500,000	495,700
3.500%, 7/26/26§		400,000	380,809
Philip Morris International, Inc.
5.125%, 11/17/27(x)		51,000	51,204
4.875%, 2/15/28		83,000	82,866
5.375%, 2/15/33		200,000	200,888
5.250%, 2/13/34		100,000	98,953
Reynolds American, Inc.
5.850%, 8/15/45		136,000	126,090

			2,989,259

Total Consumer Staples			8,010,190

Energy (2.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
3.337%, 12/15/27		100,000	94,562
FORESEA Holding SA
7.500%, 6/15/30§		46,686	43,767
7.500%, 6/15/30(m)		32,553	30,517
Halliburton Co.
3.800%, 11/15/25		2,000	1,956
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/29/24(y)§		163,662	8,388
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25		25,000	23,714
Schlumberger Investment SA
2.650%, 6/26/30		200,000	176,914

			379,818

Oil, Gas & Consumable Fuels (2.2%)
Antero Resources Corp.
7.625%, 2/1/29§		250,000	255,937
5.375%, 3/1/30§		276,000	264,215
Apache Corp.
4.750%, 4/15/43(x)		174,000	136,630
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	19,716
3.400%, 2/15/31		500,000	442,932
BP Capital Markets America, Inc.
3.588%, 4/14/27		100,000	95,687
4.234%, 11/6/28		200,000	195,500
3.633%, 4/6/30		22,000	20,559
1.749%, 8/10/30		50,000	41,666
4.812%, 2/13/33		21,000	20,684
4.893%, 9/11/33		21,000	20,798
4.989%, 4/10/34		115,000	114,950
3.379%, 2/8/61		53,000	36,728
BP Capital Markets plc
3.279%, 9/19/27(x)		50,000	47,490
2.822%, 4/7/32(m)	EUR	100,000	103,461
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.450%, 12/1/33(k)(y)		$65,000	67,479
Cameron LNG LLC
3.302%, 1/15/35§		25,000	20,825
3.402%, 1/15/38§		410,000	337,928
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27		638,000	636,340
3.700%, 11/15/29		383,000	356,470
2.742%, 12/31/39		171,000	137,970
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	340,856
5.950%, 6/30/33		50,000	51,121
Cheniere Energy, Inc.
4.625%, 10/15/28		200,000	193,064
5.650%, 4/15/34§		580,000	584,083
Chevron Corp.
2.954%, 5/16/26		50,000	48,142
Chevron USA, Inc.
0.687%, 8/12/25		65,000	61,351
ConocoPhillips Co.
6.950%, 4/15/29		200,000	219,282
Continental Resources, Inc.
5.750%, 1/15/31§		500,000	496,629
Coterra Energy, Inc.
4.375%, 3/15/29		100,000	96,228
Devon Energy Corp.
5.250%, 10/15/27		75,000	75,268
4.750%, 5/15/42		30,000	26,057
Diamondback Energy, Inc.
3.250%, 12/1/26		825,000	794,709
3.500%, 12/1/29		1,745,000	1,615,222
3.125%, 3/24/31		472,000	417,564
Ecopetrol SA
8.375%, 1/19/36		40,000	40,300
Enbridge, Inc.
3.700%, 7/15/27		50,000	47,961
Energy Transfer LP
2.900%, 5/15/25		100,000	97,113
5.550%, 2/15/28		25,000	25,353
6.100%, 12/1/28		200,000	207,039
3.750%, 5/15/30		100,000	91,863
5.550%, 5/15/34		400,000	400,051
5.000%, 5/15/50		700,000	613,523
Eni SpA
3.875%, 1/15/34(m)	EUR	101,000	109,936
Enterprise Products Operating LLC
3.700%, 2/15/26		$100,000	97,619
2.800%, 1/31/30		30,000	26,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
EOG Resources, Inc.
4.375%, 4/15/30		$200,000	$195,852
EQT Corp.
3.125%, 5/15/26§		242,000	228,387
5.000%, 1/15/29		425,000	415,890
7.000%, 2/1/30(e)		40,000	42,339
3.625%, 5/15/31§		111,000	97,844
5.750%, 2/1/34		135,000	134,479
Equinor ASA
1.750%, 1/22/26		55,000	51,993
3.625%, 9/10/28		100,000	96,261
Exxon Mobil Corp.
3.043%, 3/1/26		50,000	48,468
2.275%, 8/16/26		200,000	189,189
Kinder Morgan, Inc.
5.000%, 2/1/29		101,000	100,621
5.400%, 2/1/34(x)		48,000	47,679
5.300%, 12/1/34		83,000	81,667
5.550%, 6/1/45(x)		43,000	40,971
Korea National Oil Corp.
4.875%, 4/3/29§		400,000	397,480
Marathon Petroleum Corp.
5.125%, 12/15/26		100,000	99,840
3.800%, 4/1/28		15,000	14,379
MPLX LP
4.000%, 3/15/28		200,000	192,593
NGPL PipeCo LLC
4.875%, 8/15/27§		135,000	131,577
3.250%, 7/15/31§		490,000	419,181
Northwest Pipeline LLC
4.000%, 4/1/27		476,000	461,810
Oleoducto Central SA
4.000%, 7/14/27§		14,000	13,059
ONEOK, Inc.
5.850%, 1/15/26		65,000	65,588
4.350%, 3/15/29		50,000	48,434
3.250%, 6/1/30		15,000	13,529
6.625%, 9/1/53		400,000	441,029
Ovintiv, Inc.
5.375%, 1/1/26		160,000	159,403
5.650%, 5/15/28		35,000	35,523
Petroleos Mexicanos
6.875%, 8/4/26		44,000	42,691
6.500%, 3/13/27		85,000	79,901
10.000%, 2/7/33		200,000	198,480
Series 13-2
7.190%, 9/12/24	MXN	503,000	29,422
Phillips 66 Co.
3.550%, 10/1/26		$25,000	24,092
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	199,681
1.900%, 8/15/30		50,000	41,937
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	49,116
Sabine Pass Liquefaction LLC
5.625%, 3/1/25		471,000	470,553
5.875%, 6/30/26		278,000	280,377
5.000%, 3/15/27		328,000	327,194
4.200%, 3/15/28		200,000	193,541
5.900%, 9/15/37		264,000	273,548
Targa Resources Corp.
5.200%, 7/1/27		292,000	291,631
4.200%, 2/1/33		303,000	275,909
6.125%, 3/15/33		200,000	209,407
6.500%, 3/30/34		200,000	215,133
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	94,687
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	96,966
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		75,000	77,654
4.000%, 3/15/28		219,000	210,813
4.600%, 3/15/48		116,000	101,826
3.950%, 5/15/50		111,000	87,865
Valero Energy Corp.
4.000%, 4/1/29		65,000	62,311
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	179,878
3.875%, 11/1/33§		100,000	84,650
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	306,450
Western Midstream Operating LP
6.150%, 4/1/33		20,000	20,463
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	55,179
5.150%, 3/15/34		100,000	99,092

			19,096,653

Total Energy			19,476,471

Financials (10.2%)
Banks (6.0%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§		400,000	404,206
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34(k)		100,000	109,096
Banco de Sabadell SA
(EUR Swap Annual 1 Year + 1.60%), 4.000%, 1/15/30(k)(m)	EUR	100,000	109,182
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)		900,000	252,451
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)		$400,000	400,079
5.588%, 8/8/28		200,000	202,386
6.607%, 11/7/28		200,000	211,570
2.749%, 12/3/30		200,000	164,727
Bank of America Corp.
3.500%, 4/19/26		125,000	121,120
(EURIBOR 3 Month + 1.00%), 4.922%, 9/22/26(k)(m)	EUR	600,000	652,676
(SOFR + 1.01%), 1.197%, 10/24/26(k)		$50,000	46,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.29%), 5.080%, 1/20/27(k)		$150,000	$149,130
(SOFR + 0.96%), 1.734%, 7/22/27(k)		250,000	230,376
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		125,000	119,635
(SOFR + 1.58%), 4.376%, 4/27/28(k)		550,000	537,239
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)		97,000	90,967
(SOFR + 1.63%), 5.202%, 4/25/29(k)		21,000	20,998
(SOFR + 1.06%), 2.087%, 6/14/29(k)		100,000	88,294
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)		50,000	48,127
(SOFR + 1.57%), 5.819%, 9/15/29(k)		1,045,000	1,070,010
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30(k)		806,000	760,560
(SOFR + 1.32%), 2.687%, 4/22/32(k)		250,000	210,707
(SOFR + 1.21%), 2.572%, 10/20/32(k)		209,000	172,794
(SOFR + 1.33%), 2.972%, 2/4/33(k)		540,000	457,930
(SOFR + 1.84%), 5.872%, 9/15/34(k)		200,000	206,485
(SOFR + 1.65%), 5.468%, 1/23/35(k)		1,058,000	1,066,456
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)		200,000	176,468
Series L
3.950%, 4/21/25		100,000	98,401
Series N
(SOFR + 1.22%), 2.651%, 3/11/32(k)		100,000	84,412
Bank of America NA
(SOFR + 1.02%), 6.371%, 8/18/26(k)		400,000	403,469
Bank of Montreal
3.700%, 6/7/25		120,000	117,761
1.250%, 9/15/26		50,000	45,594
(SOFR + 0.60%), 0.949%, 1/22/27(k)		50,000	46,338
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	98,246
1.300%, 9/15/26		100,000	91,236
5.250%, 6/12/28(x)		100,000	100,840
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§		300,000	303,941
3.750%, 2/3/34(m)	EUR	100,000	109,144
Barclays plc
(SOFR + 2.71%), 2.852%, 5/7/26(k)		$200,000	193,894
3.250%, 2/12/27(m)	GBP	500,000	596,700
(SOFR + 1.49%), 6.835%, 3/12/28(k)		$200,000	201,130
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28(k)		300,000	317,653
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.625%, 12/15/29(k)(y)		200,000	212,250
(SOFR + 1.74%), 5.690%, 3/12/30(k)		257,000	258,296
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		550,000	610,298
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	622,565
(SOFR + 1.59%), 5.497%, 5/20/30(k)§		400,000	400,602
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29(k)§		400,000	418,415
3.875%, 1/25/36(m)	EUR	100,000	109,471
Canadian Imperial Bank of Commerce
1.250%, 6/22/26		$50,000	45,954
5.615%, 7/17/26		200,000	201,840
Citibank NA
5.864%, 9/29/25		300,000	302,902
5.488%, 12/4/26		600,000	606,108
5.803%, 9/29/28		200,000	207,104
Citigroup, Inc.
4.400%, 6/10/25		100,000	98,575
3.400%, 5/1/26		100,000	96,378
(SOFR + 0.77%), 1.462%, 6/9/27(k)		200,000	183,788
4.450%, 9/29/27		200,000	194,269
(SOFR + 1.28%), 3.070%, 2/24/28(k)		400,000	375,900
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28(k)		125,000	118,691
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)(x)		56,000	52,795
(SOFR + 1.36%), 5.174%, 2/13/30(k)(x)		442,000	439,619
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)		150,000	141,016
(SOFR + 1.42%), 2.976%, 11/5/30(k)		93,000	82,610
(SOFR + 1.15%), 2.666%, 1/29/31(k)		81,000	70,145
(SOFR + 3.91%), 4.412%, 3/31/31(k)		40,000	38,043
(SOFR + 1.18%), 2.520%, 11/3/32(k)		165,000	135,366
(SOFR + 1.35%), 3.057%, 1/25/33(k)		41,000	34,752
(SOFR + 1.94%), 3.785%, 3/17/33(k)		100,000	89,045
(SOFR + 2.34%), 6.270%, 11/17/33(k)		465,000	489,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Citizens Financial Group, Inc.
2.850%, 7/27/26		$100,000	$93,497
3.250%, 4/30/30		30,000	26,292
Comerica, Inc.
4.000%, 2/1/29		50,000	45,827
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	401,488
Cooperatieve Rabobank UA
5.500%, 7/18/25		500,000	501,931
3.750%, 7/21/26		250,000	240,183
5.500%, 10/5/26		300,000	303,227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30(k)§		400,000	401,735
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		400,000	414,415
3.750%, 1/22/34(m)	EUR	100,000	109,963
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30(k)§		$400,000	402,875
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28(k)		60,000	57,128
HSBC Holdings plc
4.300%, 3/8/26		200,000	196,268
(CME Term SOFR 3 Month + 1.61%), 4.292%, 9/12/26(k)		200,000	196,255
(SOFR + 3.35%), 7.390%, 11/3/28(k)		700,000	743,941
(SOFR + 1.46%), 5.546%, 3/4/30(k)		100,000	100,533
4.950%, 3/31/30		400,000	397,184
(SOFR + 1.19%), 2.804%, 5/24/32(k)		200,000	167,529
(SOFR + 2.39%), 6.254%, 3/9/34(k)		800,000	842,111
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33(k)		35,000	33,300
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)		100,000	76,043
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30(k)		200,000	199,272
(EURIBOR 3 Month + 1.90%), 4.750%, 5/23/34(k)(m)	EUR	100,000	115,704
JPMorgan Chase & Co.
3.900%, 7/15/25		$100,000	98,328
(SOFR + 1.07%), 5.546%, 12/15/25(k)		600,000	599,356
(SOFR + 1.85%), 2.083%, 4/22/26(k)		100,000	96,409
(SOFR + 1.32%), 4.080%, 4/26/26(k)		100,000	98,483
2.950%, 10/1/26		100,000	95,247
(SOFR + 0.80%), 1.045%, 11/19/26(k)		200,000	186,694
4.125%, 12/15/26		125,000	121,732
(SOFR + 0.77%), 1.470%, 9/22/27(k)		40,000	36,498
(SOFR + 1.33%), 6.070%, 10/22/27(k)		400,000	409,005
(SOFR + 1.20%), 6.584%, 1/23/28(k)		200,000	202,075
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28(k)		125,000	120,354
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)		75,000	71,620
(SOFR + 1.89%), 2.182%, 6/1/28(k)		700,000	639,447
(SOFR + 1.02%), 2.069%, 6/1/29(k)		55,000	48,724
(SOFR + 1.45%), 5.299%, 7/24/29(k)		455,000	457,275
(SOFR + 1.31%), 5.012%, 1/23/30(k)		40,000	39,836
(SOFR + 1.75%), 4.565%, 6/14/30(k)		50,000	48,715
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		297,000	263,164
(SOFR + 2.04%), 2.522%, 4/22/31(k)		274,000	236,622
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)		200,000	174,386
(EURIBOR 3 Month + 1.28%), 4.457%, 11/13/31(k)(m)	EUR	120,000	136,638
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)		$37,000	29,970
(SOFR + 1.07%), 1.953%, 2/4/32(k)		160,000	130,234
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)		159,000	134,222
(SOFR + 1.18%), 2.545%, 11/8/32(k)		65,000	54,019
(SOFR + 1.26%), 2.963%, 1/25/33(k)		625,000	534,288
(SOFR + 1.80%), 4.586%, 4/26/33(k)		85,000	81,267
(SOFR + 1.81%), 6.254%, 10/23/34(k)		40,000	42,683
(SOFR + 1.62%), 5.336%, 1/23/35(k)		123,000	123,556
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§		200,000	201,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35(k)(x)		$278,000	$284,177
Korea Development Bank (The)
4.500%, 2/15/29		200,000	198,658
Kreditanstalt fuer Wiederaufbau
3.125%, 6/10/25		250,000	244,557
0.625%, 1/22/26		135,000	125,069
3.000%, 5/20/27		180,000	171,976
2.875%, 4/3/28(x)		90,000	84,536
3.875%, 6/15/28		60,000	58,768
4.000%, 3/15/29		100,000	98,436
0.750%, 9/30/30		105,000	84,096
4.125%, 7/15/33		200,000	196,281
Landwirtschaftliche Rentenbank
0.875%, 3/30/26		20,000	18,538
1.750%, 7/27/26		75,000	70,237
0.875%, 9/3/30		100,000	80,248
Series 37
2.500%, 11/15/27		50,000	46,770
Series 40
0.500%, 5/27/25		30,000	28,470
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	800,000	516,758
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.750%, 3/7/25(k)		700,000	457,723
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35(k)		$200,000	200,942
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)		125,000	115,922
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26(k)		300,000	300,115
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)		200,000	182,779
3.741%, 3/7/29		100,000	95,110
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)		200,000	203,956
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26(k)		600,000	578,343
4.018%, 3/5/28		200,000	193,221
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)		700,000	636,921
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)		200,000	205,860
Morgan Stanley Bank NA (SOFR + 1.08%), 6.466%, 1/14/28(k)		400,000	403,483
National Australia Bank Ltd.
5.200%, 5/13/25		250,000	249,973
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	402,071
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28(k)		400,000	402,199
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)		200,000	196,338
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35(k)		50,000	50,620
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Oesterreichische Kontrollbank AG
0.375%, 9/17/25		$90,000	84,257
4.625%, 11/3/25		35,000	34,842
4.250%, 3/1/28		75,000	74,267
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.812%, 6/12/26(k)		150,000	150,426
(SOFR + 0.98%), 2.307%, 4/23/32(k)(x)		65,000	53,361
(SOFR + 1.93%), 5.068%, 1/24/34(k)		200,000	193,207
Royal Bank of Canada
4.650%, 1/27/26		75,000	74,125
1.400%, 11/2/26(x)		50,000	45,653
4.875%, 1/19/27		400,000	398,566
4.240%, 8/3/27(x)		150,000	146,640
4.900%, 1/12/28		325,000	325,234
5.000%, 2/1/33		250,000	248,336
Santander Holdings USA, Inc.
3.450%, 6/2/25		50,000	48,574
4.500%, 7/17/25		50,000	49,120
(SOFR + 2.36%), 6.499%, 3/9/29(k)		375,000	383,860
(SOFR + 2.50%), 6.174%, 1/9/30(k)		53,000	53,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)		$200,000	$183,763
(SOFR + 2.60%), 6.534%, 1/10/29(k)		700,000	722,038
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	466,094
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29(k)§		300,000	307,636
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	522,579
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)§		400,000	404,480
6.301%, 1/9/29§		600,000	615,369
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		700,000	688,509
1.474%, 7/8/25		600,000	571,483
3.784%, 3/9/26		100,000	97,336
1.402%, 9/17/26		200,000	182,781
3.364%, 7/12/27		100,000	94,836
3.352%, 10/18/27		100,000	94,468
5.520%, 1/13/28		200,000	203,851
3.202%, 9/17/29		50,000	45,360
2.142%, 9/23/30		100,000	82,757
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.600%, 6/5/34(k)(y)		200,000	200,403
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§		400,000	400,288
5.500%, 3/9/28§		500,000	507,805
Toronto-Dominion Bank (The)
1.150%, 6/12/25		50,000	47,632
0.750%, 1/6/26		200,000	185,144
1.250%, 9/10/26		50,000	45,647
3.200%, 3/10/32		200,000	174,993
Truist Bank
4.050%, 11/3/25		20,000	19,611
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29(k)(x)		40,000	39,276
(SOFR + 1.62%), 5.435%, 1/24/30(k)		110,000	109,660
(SOFR + 1.85%), 5.122%, 1/26/34(k)		150,000	143,944
(SOFR + 1.92%), 5.711%, 1/24/35(k)		200,000	200,981
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)		50,000	48,986
(SOFR + 2.02%), 5.775%, 6/12/29(k)		100,000	101,783
1.375%, 7/22/30		200,000	160,130
Series V
2.375%, 7/22/26		150,000	141,022
Wells Fargo & Co.
3.550%, 9/29/25		100,000	97,467
3.000%, 4/22/26		50,000	47,783
3.000%, 10/23/26		100,000	94,576
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)		400,000	381,800
4.300%, 7/22/27(x)		100,000	97,265
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)		75,000	71,301
4.150%, 1/24/29		200,000	192,831
(SOFR + 1.74%), 5.574%, 7/25/29(k)		316,000	319,403
(SOFR + 1.79%), 6.303%, 10/23/29(k)		175,000	182,350
(SOFR + 1.50%), 5.198%, 1/23/30(k)		250,000	249,498
0.625%, 3/25/30(m)	EUR	101,000	91,541
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)		$435,000	374,566
(SOFR + 1.50%), 3.350%, 3/2/33(k)		700,000	606,454
(SOFR + 1.99%), 5.557%, 7/25/34(k)		61,000	61,325
(SOFR + 2.06%), 6.491%, 10/23/34(k)		356,000	380,569
(SOFR + 1.78%), 5.499%, 1/23/35(k)		306,000	306,618
Wells Fargo Bank NA
5.550%, 8/1/25		200,000	201,008
5.450%, 8/7/26		200,000	201,219
(SOFR + 1.07%), 6.416%, 12/11/26(k)		400,000	404,744
Westpac Banking Corp.
1.150%, 6/3/26		50,000	46,115
2.700%, 8/19/26		75,000	71,313

			50,941,815

Capital Markets (2.4%)
Ameriprise Financial, Inc.
3.000%, 4/2/25		200,000	195,333
Ares Capital Corp.
3.875%, 1/15/26		100,000	96,576
2.875%, 6/15/27		100,000	91,804
Bank of New York Mellon Corp. (The)
2.450%, 8/17/26		75,000	70,709
(SOFR + 1.15%), 3.992%, 6/13/28(k)		50,000	48,513
(SOFR + 1.09%), 4.975%, 3/14/30(k)		50,000	50,051
Series J
1.900%, 1/25/29		50,000	43,867
(SOFR + 1.61%), 4.967%, 4/26/34(k)		125,000	122,557
BlackRock, Inc.
3.250%, 4/30/29		15,000	14,005
4.750%, 5/25/33		65,000	64,649
Blackstone Private Credit Fund
2.625%, 12/15/26		50,000	45,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Blue Owl Capital Corp.
3.400%, 7/15/26		$50,000	$47,137
2.875%, 6/11/28		25,000	22,094
Blue Owl Credit Income Corp.
7.950%, 6/13/28§		100,000	103,432
Brookfield Finance, Inc.
3.900%, 1/25/28		50,000	48,093
2.724%, 4/15/31		80,000	67,769
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		600,000	553,233
Charles Schwab Corp. (The)
3.850%, 5/21/25		50,000	49,138
0.900%, 3/11/26		65,000	59,944
3.300%, 4/1/27		30,000	28,572
2.300%, 5/13/31		50,000	41,758
(SOFR + 2.01%), 6.136%, 8/24/34(k)		200,000	208,277
Credit Suisse AG
4.750%, 8/9/24		988,000	984,520
2.950%, 4/9/25		250,000	243,321
7.500%, 2/15/28		250,000	269,385
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)		700,000	690,139
(SOFR + 1.87%), 2.129%, 11/24/26(k)		700,000	659,673
5.371%, 9/9/27		300,000	300,502
(SOFR + 1.59%), 5.706%, 2/8/28(k)		150,000	149,816
(SOFR + 3.18%), 6.720%, 1/18/29(k)		150,000	154,989
FactSet Research Systems, Inc.
3.450%, 3/1/32		189,000	166,400
FS KKR Capital Corp.
3.125%, 10/12/28		50,000	43,575
Goldman Sachs Bank USA
(SOFR + 0.78%), 5.283%, 3/18/27(k)		100,000	99,987
Goldman Sachs Group, Inc. (The)
3.750%, 5/22/25		100,000	98,085
(SOFR + 1.08%), 5.798%, 8/10/26(k)		300,000	301,072
(SOFR + 1.07%), 6.433%, 8/10/26(k)		200,000	200,984
3.500%, 11/16/26		65,000	62,252
(SOFR + 0.82%), 1.542%, 9/10/27(k)		300,000	273,978
(SOFR + 0.91%), 1.948%, 10/21/27(k)		310,000	284,798
(CME Term SOFR 3 Month + 2.01%), 7.331%, 10/28/27(k)		600,000	617,886
(SOFR + 1.11%), 2.640%, 2/24/28(k)		15,000	13,952
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)		65,000	62,158
(SOFR + 1.73%), 4.482%, 8/23/28(k)(x)		41,000	40,038
(CME Term SOFR 3 Month + 1.42%), 3.814%, 4/23/29(k)		123,000	116,682
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)		158,000	151,810
0.875%, 5/9/29(m)	EUR	100,000	94,444
(SOFR + 1.77%), 6.484%, 10/24/29(k)		$680,000	716,119
2.600%, 2/7/30		55,000	48,069
(SOFR + 1.09%), 1.992%, 1/27/32(k)		107,000	86,523
(SOFR + 1.28%), 2.615%, 4/22/32(k)		291,000	244,103
(SOFR + 1.25%), 2.383%, 7/21/32(k)		205,000	168,404
(SOFR + 1.26%), 2.650%, 10/21/32(k)		332,000	276,586
(SOFR + 1.95%), 6.561%, 10/24/34(k)(x)		484,000	527,074
Golub Capital BDC, Inc.
2.500%, 8/24/26		15,000	13,769
Intercontinental Exchange, Inc.
3.750%, 12/1/25		30,000	29,356
Jefferies Financial Group, Inc.
2.625%, 10/15/31		100,000	82,296
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)		5,000,000	500
Series 1
0.000%, 12/30/16(h)		10,200,000	765
Moody’s Corp.
2.000%, 8/19/31		156,000	127,058
Morgan Stanley
4.000%, 7/23/25		80,000	78,698
3.875%, 1/27/26		65,000	63,464
3.125%, 7/27/26		125,000	119,347
(SOFR + 0.72%), 0.985%, 12/10/26(k)		150,000	139,051
(SOFR + 0.88%), 1.593%, 5/4/27(k)		95,000	87,908
+ 1.34%), 3.591%, 7/22/28(k)		100,000	94,967
(SOFR + 1.73%), 5.123%, 2/1/29(k)		400,000	399,255
(SOFR + 1.63%), 5.449%, 7/20/29(k)		515,000	519,657
(SOFR + 1.83%), 6.407%, 11/1/29(k)		949,000	993,833
(SOFR + 1.45%), 5.173%, 1/16/30(k)		50,000	49,936
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)		150,000	145,185
(SOFR + 1.14%), 2.699%, 1/22/31(k)		293,000	255,570
(SOFR + 3.12%), 3.622%, 4/1/31(k)		94,000	85,997
(SOFR + 1.03%), 1.794%, 2/13/32(k)		276,000	220,603
(SOFR + 1.02%), 1.928%, 4/28/32(k)		565,000	452,660
(SOFR + 1.20%), 2.511%, 10/20/32(k)		150,000	123,818
(SOFR + 2.56%), 6.342%, 10/18/33(k)		95,000	101,554
(SOFR + 1.87%), 5.250%, 4/21/34(k)		47,000	46,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.73%), 5.466%, 1/18/35(k)(x)		$1,009,000	$1,019,282
(SOFR + 1.36%), 2.484%, 9/16/36(k)		150,000	118,644
Nasdaq, Inc.
3.850%, 6/30/26		100,000	97,235
5.350%, 6/28/28		200,000	202,635
5.550%, 2/15/34		319,000	324,729
6.100%, 6/28/63		71,000	75,690
Nomura Holdings, Inc.
2.648%, 1/16/25		600,000	585,084
5.709%, 1/9/26		500,000	500,961
6.181%, 1/18/33		200,000	211,465
Northern Trust Corp.
4.000%, 5/10/27		35,000	34,083
3.150%, 5/3/29		25,000	23,184
Prospect Capital Corp.
3.437%, 10/15/28		25,000	21,544
S&P Global, Inc.
1.250%, 8/15/30		25,000	20,172
5.250%, 9/15/33§		65,000	66,333
UBS Group AG
4.550%, 4/17/26		250,000	245,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		300,000	301,006
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§		400,000	408,163
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.750%, 3/1/29(k)(m)	EUR	100,000	122,887
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34(k)§		$400,000	409,554
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.301%, 9/22/34(k)§		400,000	418,599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35(k)§		700,000	702,297

			20,361,624

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
2.875%, 8/14/24		200,000	197,880
6.500%, 7/15/25		250,000	252,451
2.450%, 10/29/26		150,000	139,323
Ally Financial, Inc.
5.800%, 5/1/25		650,000	649,197
2.200%, 11/2/28		700,000	598,905
American Express Co.
4.900%, 2/13/26		45,000	44,843
(SOFR + 1.33%), 6.338%, 10/30/26(k)		450,000	456,794
3.300%, 5/3/27		265,000	252,118
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.62%), 5.967%, 6/7/24(k)		300,000	300,084
5.000%, 5/23/25		500,000	498,180
5.800%, 10/3/25		250,000	252,187
2.000%, 3/24/28		10,000	8,962
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		400,000	398,384
Capital One Financial Corp.
4.200%, 10/29/25		250,000	244,166
3.800%, 1/31/28		200,000	190,122
(SOFR + 1.91%), 5.700%, 2/1/30(k)		200,000	201,500
Caterpillar Financial Services Corp.
0.800%, 11/13/25		60,000	56,079
0.900%, 3/2/26		100,000	92,608
1.100%, 9/14/27		50,000	44,119
Discover Financial Services
4.100%, 2/9/27		40,000	38,536
Ford Motor Credit Co. LLC
5.125%, 6/16/25		700,000	693,987
5.800%, 3/5/27		400,000	401,512
6.798%, 11/7/28		200,000	208,670
5.800%, 3/8/29		100,000	100,410
7.122%, 11/7/33		200,000	214,768
General Motors Financial Co., Inc.
5.250%, 3/1/26		50,000	49,840
(United States SOFR Compounded Index + 1.35%), 6.719%, 5/8/27(k)		400,000	401,524
5.800%, 6/23/28		100,000	101,778
4.300%, 4/6/29		50,000	47,787
3.600%, 6/21/30		50,000	45,088
5.750%, 2/8/31		30,000	30,280
John Deere Capital Corp.
4.750%, 6/8/26		200,000	199,224
1.050%, 6/17/26		50,000	46,006
3.350%, 4/18/29		200,000	187,356
3.900%, 6/7/32		10,000	9,370
LeasePlan Corp. NV
2.875%, 10/24/24§		600,000	589,595
PACCAR Financial Corp.
4.950%, 10/3/25		25,000	24,944
Synchrony Financial
4.875%, 6/13/25		15,000	14,758
3.700%, 8/4/26		50,000	47,331
Toyota Motor Credit Corp.
0.800%, 10/16/25		50,000	46,838
1.125%, 6/18/26		35,000	32,200
3.200%, 1/11/27		100,000	95,617
4.625%, 1/12/28		65,000	64,651
1.900%, 4/6/28		100,000	89,512
5.100%, 3/21/31		100,000	100,633

			8,760,117

Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26		35,000	33,891
Block Financial LLC
2.500%, 7/15/28		10,000	8,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Corebridge Financial, Inc.
3.900%, 4/5/32		$200,000	$179,730
Fiserv, Inc.
3.500%, 7/1/29		245,000	227,514
5.450%, 3/15/34		400,000	404,198
Global Payments, Inc.
3.200%, 8/15/29		123,000	110,181
5.300%, 8/15/29		40,000	39,750
2.900%, 5/15/30		24,000	20,822
Jyske Realkredit A/S Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$400,000	398,597
Mastercard, Inc.
2.950%, 11/21/26		50,000	47,736
2.000%, 11/18/31(x)		100,000	82,921
National Rural Utilities Cooperative Finance Corp.
1.000%, 6/15/26		50,000	45,768
4.800%, 3/15/28		15,000	14,965
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	410,232
Nexi SpA
2.125%, 4/30/29(m)(x)	EUR	400,000	386,448
PayPal Holdings, Inc.
2.650%, 10/1/26		$100,000	94,438
3.900%, 6/1/27		20,000	19,436
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—
Shell International Finance BV
2.875%, 5/10/26		$50,000	47,988
2.500%, 9/12/26		50,000	47,367
2.375%, 11/7/29		50,000	44,506
Thames Water Utilities Finance plc
4.375%, 1/18/31(m)	EUR	400,000	398,765
Visa, Inc.
3.150%, 12/14/25		$100,000	97,175
0.750%, 8/15/27		45,000	39,683
2.050%, 4/15/30		65,000	56,009
Voya Financial, Inc.
3.650%, 6/15/26		50,000	48,084
Worldline SA
4.125%, 9/12/28(m)(x)	EUR	200,000	212,410

			3,517,497

Insurance (0.4%)
American International Group, Inc.
4.375%, 6/30/50		$30,000	25,951
Aon Corp.
4.500%, 12/15/28		25,000	24,486
2.050%, 8/23/31		100,000	80,918
2.600%, 12/2/31		121,000	101,854
Aon North America, Inc.
5.150%, 3/1/29		450,000	452,081
5.750%, 3/1/54		50,000	51,134
Assurant, Inc.
2.650%, 1/15/32		50,000	41,040
Athene Global Funding
5.684%, 2/23/26§		400,000	402,847
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	46,650
1.450%, 10/15/30		40,000	32,952
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	47,413
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	32,289
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	72,462
CNA Financial Corp.
2.050%, 8/15/30		20,000	16,703
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	23,716
Globe Life, Inc.
2.150%, 8/15/30		50,000	41,807
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	48,995
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29		44,000	39,471
Jackson National Life Global Funding
(SOFR + 1.15%), 6.481%, 6/28/24(k)§		350,000	350,586
Kemper Corp.
2.400%, 9/30/30		25,000	20,082
Lincoln National Corp.
3.400%, 3/1/32		50,000	42,810
Loews Corp.
3.750%, 4/1/26		50,000	48,772
Markel Group, Inc.
3.500%, 11/1/27		25,000	23,594
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	9,833
5.400%, 9/15/33		100,000	102,337
2.900%, 12/15/51		61,000	38,852
5.450%, 3/15/54		21,000	21,086
MassMutual Global Funding II
(SOFR + 0.98%), 6.373%, 7/10/26(k)§		400,000	402,815
MetLife, Inc.
4.550%, 3/23/30		200,000	197,794
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	304,046
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,369
Protective Life Global Funding
5.209%, 4/14/26§		300,000	299,839
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)		70,000	65,625
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)		200,000	187,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Reinsurance Group of America, Inc.
3.900%, 5/15/29	$10,000	$9,446
3.150%, 6/15/30	20,000	17,807
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	50,000	46,337
Trinity Acquisition plc
4.400%, 3/15/26	50,000	49,104

		3,830,403

Total Financials		87,411,456

Health Care (1.7%)
Biotechnology (0.4%)
AbbVie, Inc.
3.600%, 5/14/25	175,000	171,823
4.800%, 3/15/27	65,000	65,032
4.800%, 3/15/29(x)	60,000	60,055
5.050%, 3/15/34(x)	450,000	454,731
4.550%, 3/15/35	182,000	175,734
4.500%, 5/14/35	79,000	75,788
4.300%, 5/14/36	30,000	28,185
Amgen, Inc.
5.150%, 3/2/28	50,000	50,308
2.450%, 2/21/30	200,000	174,684
5.250%, 3/2/30	413,000	419,288
5.250%, 3/2/33	195,000	196,869
4.400%, 2/22/62	464,000	379,538
Baxalta, Inc.
4.000%, 6/23/25	38,000	37,375
Gilead Sciences, Inc.
3.650%, 3/1/26	125,000	121,735
1.650%, 10/1/30	282,000	232,006
2.600%, 10/1/40	284,000	200,398
4.750%, 3/1/46	25,000	22,884
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	900,000	735,737

		3,602,170

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.750%, 11/30/26	28,000	27,346
Baxter International, Inc.
1.915%, 2/1/27	100,000	91,295
Becton Dickinson & Co.
3.700%, 6/6/27	33,000	31,676
4.693%, 2/13/28	40,000	39,544
2.823%, 5/20/30	35,000	30,838
4.298%, 8/22/32	21,000	19,834
4.669%, 6/6/47	33,000	29,572
Solventum Corp.
5.450%, 2/25/27§	88,000	88,342
6.000%, 5/15/64§	86,000	84,916
Stryker Corp.
3.500%, 3/15/26	50,000	48,475
1.950%, 6/15/30	200,000	168,889

		660,727

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.
3.410%, 6/15/27	75,000	70,909
Cencora, Inc.
3.450%, 12/15/27	50,000	47,503
Centene Corp.
4.625%, 12/15/29	300,000	285,231
Cigna Group (The)
4.375%, 10/15/28	340,000	331,567
5.000%, 5/15/29	450,000	449,806
CVS Health Corp.
3.875%, 7/20/25	80,000	78,481
1.300%, 8/21/27	65,000	57,549
4.300%, 3/25/28	55,000	53,640
5.000%, 1/30/29	20,000	20,038
3.250%, 8/15/29	200,000	183,290
4.780%, 3/25/38	30,000	27,749
5.125%, 7/20/45	111,000	102,097
5.625%, 2/21/53	45,000	44,172
Elevance Health, Inc.
3.650%, 12/1/27	200,000	191,459
3.125%, 5/15/50	30,000	20,807
3.600%, 3/15/51	130,000	97,479
HCA, Inc.
5.250%, 4/15/25	64,000	63,708
7.690%, 6/15/25	117,000	119,486
5.250%, 6/15/26	163,000	162,498
5.375%, 9/1/26	116,000	115,862
4.500%, 2/15/27	20,000	19,593
4.125%, 6/15/29	20,000	18,933
3.500%, 9/1/30	564,000	508,416
5.450%, 4/1/31	535,000	538,828
2.375%, 7/15/31	100,000	81,996
3.625%, 3/15/32	200,000	177,194
Humana, Inc.
1.350%, 2/3/27	25,000	22,531
3.700%, 3/23/29	20,000	18,815
5.950%, 3/15/34	78,000	81,054
McKesson Corp.
1.300%, 8/15/26	40,000	36,588
5.100%, 7/15/33	150,000	151,185
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	28,938
UnitedHealth Group, Inc.
3.750%, 7/15/25	75,000	73,754
1.150%, 5/15/26	100,000	92,364
3.450%, 1/15/27	50,000	48,264
2.950%, 10/15/27	100,000	94,210
5.250%, 2/15/28	35,000	35,610
4.250%, 1/15/29	600,000	588,515
4.700%, 4/15/29	30,000	29,757
4.250%, 4/15/47	24,000	20,710
3.750%, 10/15/47	130,000	103,285
5.875%, 2/15/53	19,000	20,169
5.050%, 4/15/53	21,000	20,208
3.875%, 8/15/59	101,000	77,765
3.125%, 5/15/60	39,000	25,579

		5,437,592

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	57,085
2.100%, 6/4/30	24,000	20,256
Revvity, Inc.
3.300%, 9/15/29	15,000	13,605
2.250%, 9/15/31	35,000	28,514
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27	20,000	20,012
1.750%, 10/15/28	35,000	30,884
5.086%, 8/10/33	231,000	233,085
5.200%, 1/31/34	27,000	27,506

		430,947

Pharmaceuticals (0.5%)
Astrazeneca Finance LLC
4.850%, 2/26/29	65,000	65,193
AstraZeneca plc
3.125%, 6/12/27	75,000	71,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 8/6/30	$200,000	$163,148
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	585,251
Bayer US Finance LLC
6.125%, 11/21/26§	300,000	302,430
6.375%, 11/21/30§	232,000	237,049
6.500%, 11/21/33§	200,000	203,109
Bristol-Myers Squibb Co.
3.200%, 6/15/26	25,000	24,102
3.900%, 2/20/28	50,000	48,516
4.900%, 2/22/29	45,000	45,248
3.400%, 7/26/29	62,000	58,285
5.750%, 2/1/31	100,000	104,760
5.100%, 2/22/31	65,000	65,766
5.200%, 2/22/34	100,000	101,652
3.700%, 3/15/52	69,000	52,632
Eli Lilly and Co.
3.375%, 3/15/29	13,000	12,326
4.700%, 2/9/34	100,000	99,493
Johnson & Johnson
0.550%, 9/1/25	100,000	94,031
2.450%, 3/1/26	125,000	119,672
Merck & Co., Inc.
3.400%, 3/7/29	100,000	94,696
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	80,000	79,128
4.450%, 5/19/28	200,000	197,008
4.750%, 5/19/33	265,000	261,075
5.300%, 5/19/53	142,000	141,350
Pfizer, Inc.
2.750%, 6/3/26	50,000	47,931
3.600%, 9/15/28	25,000	23,980
4.200%, 9/15/48	56,000	48,535
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	401,282
Royalty Pharma plc
1.200%, 9/2/25	70,000	65,856
Sanofi SA
3.625%, 6/19/28(x)	25,000	24,126
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	47,774
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	338,869
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	50,000	48,291
Viatris, Inc.
2.700%, 6/22/30	200,000	169,505
Zoetis, Inc.
3.000%, 9/12/27	50,000	46,793
2.000%, 5/15/30	50,000	42,067

		4,532,264

Total Health Care		14,663,700

Industrials (1.5%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
4.875%, 5/1/25	155,000	153,306
2.196%, 2/4/26	500,000	468,445
2.700%, 2/1/27	475,000	437,407
5.040%, 5/1/27	100,000	98,042
3.450%, 11/1/28	425,000	387,318
5.150%, 5/1/30	100,000	96,575
3.950%, 8/1/59	158,000	108,185
5.930%, 5/1/60	360,000	337,555
General Dynamics Corp.
3.625%, 4/1/30	200,000	187,040
HEICO Corp.
5.250%, 8/1/28	300,000	301,189
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	611,389
4.200%, 5/1/30	34,000	31,883
L3Harris Technologies, Inc.
4.400%, 6/15/28	235,000	228,770
1.800%, 1/15/31	224,000	181,188
5.250%, 6/1/31	186,000	185,637
5.400%, 7/31/33	301,000	302,702
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	25,388
4.450%, 5/15/28	35,000	34,630
1.850%, 6/15/30	53,000	44,612
4.750%, 2/15/34	100,000	98,529
3.600%, 3/1/35	39,000	34,418
Northrop Grumman Corp.
4.700%, 3/15/33	104,000	101,474
5.200%, 6/1/54(x)	21,000	20,469
RTX Corp.
3.125%, 5/4/27	100,000	94,249
6.700%, 8/1/28	318,000	337,606
7.000%, 11/1/28	143,000	151,553
4.125%, 11/16/28	332,000	321,131
5.750%, 1/15/29(x)	37,000	38,110
6.100%, 3/15/34	327,000	349,573
2.820%, 9/1/51	127,000	80,716
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	468,125
Textron, Inc.
4.000%, 3/15/26	25,000	24,405
3.900%, 9/17/29	31,000	29,071

		6,370,690

Air Freight & Logistics (0.0%)†
FedEx Corp.
4.200%, 10/17/28	100,000	96,963
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	47,091

		144,054

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	250,000	220,453
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	45,344
Johnson Controls International plc
2.000%, 9/16/31	30,000	24,355
Masco Corp.
2.000%, 10/1/30	25,000	20,460
Owens Corning
3.950%, 8/15/29	121,000	114,996

		425,608

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	96,961
RELX Capital, Inc.
3.000%, 5/22/30	23,000	20,588
4.750%, 5/20/32	20,000	19,760
Republic Services, Inc.
3.375%, 11/15/27	15,000	14,253
1.750%, 2/15/32(x)	93,000	73,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Waste Management, Inc.
3.150%, 11/15/27	$50,000	$47,424
4.150%, 4/15/32	50,000	47,596
4.875%, 2/15/34	53,000	52,486
3.900%, 3/1/35	22,000	19,555

		392,202

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	22,585
Regal Rexnord Corp.
6.400%, 4/15/33§	125,000	129,503

		152,088

Ground Transportation (0.1%)
Burlington Northern Santa Fe LLC
2.875%, 6/15/52	171,000	111,458
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	16,992
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	33,398
3.800%, 8/1/28	25,000	23,895
2.300%, 5/15/31	25,000	21,131
2.900%, 8/25/51	136,000	88,287
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	400,000	400,528
Ryder System, Inc.
4.625%, 6/1/25	200,000	198,332
Union Pacific Corp.
3.250%, 8/15/25	100,000	97,579
4.750%, 2/21/26	65,000	64,920
2.375%, 5/20/31	10,000	8,544
3.950%, 8/15/59	49,000	38,246
3.839%, 3/20/60	130,000	99,860

		1,203,170

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27	75,000	69,589
Honeywell International, Inc.
1.350%, 6/1/25	15,000	14,374
4.875%, 9/1/29	150,000	150,915

		234,878

Machinery (0.3%)
CNH Industrial Capital LLC
3.950%, 5/23/25	308,000	302,548
5.450%, 10/14/25	285,000	285,383
1.875%, 1/15/26	25,000	23,513
Cummins, Inc.
0.750%, 9/1/25	10,000	9,424
Daimler Truck Finance North America LLC
5.000%, 1/15/27§	400,000	398,985
Dover Corp.
3.150%, 11/15/25	50,000	48,359
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	47,430
Ingersoll Rand, Inc.
5.700%, 8/14/33	250,000	256,259
Otis Worldwide Corp.
5.250%, 8/16/28	83,000	84,169
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	95,328
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	582,552
5.611%, 3/11/34	15,000	15,190

		2,149,140

Passenger Airlines (0.0%)†
American Airlines Pass- Through Trust, Class A
Series 2013-1 A
4.000%, 7/15/25	184,219	178,232
Southwest Airlines Co.
5.250%, 5/4/25	75,000	74,739
5.125%, 6/15/27	50,000	49,885

		302,856

Professional Services (0.0%)†
Automatic Data Processing, Inc.
1.700%, 5/15/28	20,000	17,841
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	84,277
Equifax, Inc.
5.100%, 6/1/28	100,000	100,163
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	28,929
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	24,003

		255,213

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	100,000	96,398
5.300%, 2/1/28	100,000	99,944
3.000%, 2/1/30	50,000	44,167
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	651,123
GATX Corp.
3.250%, 9/15/26	50,000	47,684

		939,316

Total Industrials		12,569,215

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26	50,000	47,389
4.850%, 2/26/29	25,000	25,209
4.950%, 2/26/31	211,000	212,917
5.050%, 2/26/34	100,000	101,363
Juniper Networks, Inc.
2.000%, 12/10/30	25,000	20,335
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	49,239
2.750%, 5/24/31(x)	50,000	42,360
5.600%, 6/1/32	278,000	281,486

		780,298

Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	47,529
Amphenol Corp.
2.200%, 9/15/31	60,000	49,518
CDW LLC
2.670%, 12/1/26	70,000	65,158
Jabil, Inc.
3.950%, 1/12/28	100,000	94,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Keysight Technologies, Inc.
4.600%, 4/6/27	$75,000	$73,677
Tyco Electronics Group SA
4.500%, 2/13/26	30,000	29,673

		360,538

IT Services (0.1%)
DXC Technology Co.
1.800%, 9/15/26	50,000	45,634
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	98,003
International Business Machines Corp.
3.450%, 2/19/26	100,000	97,285
3.500%, 5/15/29	200,000	187,840

		428,762

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.
3.450%, 6/15/27	25,000	23,900
Applied Materials, Inc.
1.750%, 6/1/30	30,000	25,260
Broadcom Corp.
3.875%, 1/15/27	100,000	96,931
Broadcom, Inc.
3.150%, 11/15/25	40,000	38,675
3.459%, 9/15/26	26,000	24,977
4.110%, 9/15/28	106,000	102,296
4.750%, 4/15/29	100,000	98,660
4.150%, 4/15/32§	77,000	71,549
2.600%, 2/15/33§	228,000	184,866
3.469%, 4/15/34§	925,000	792,377
3.137%, 11/15/35§	26,000	20,949
3.187%, 11/15/36§	400,000	317,831
4.926%, 5/15/37§	412,000	390,074
Intel Corp.
3.700%, 7/29/25	100,000	98,087
3.750%, 8/5/27	100,000	96,457
2.450%, 11/15/29	20,000	17,730
5.125%, 2/10/30	400,000	405,530
4.150%, 8/5/32	100,000	94,842
5.200%, 2/10/33(x)	200,000	202,784
5.150%, 2/21/34	29,000	29,065
3.050%, 8/12/51	31,000	20,862
5.050%, 8/5/62(x)	27,000	25,311
KLA Corp.
3.300%, 3/1/50	139,000	101,697
Lam Research Corp.
3.750%, 3/15/26	50,000	48,843
4.000%, 3/15/29	30,000	29,085
Micron Technology, Inc.
4.185%, 2/15/27	25,000	24,330
5.375%, 4/15/28	100,000	100,818
NVIDIA Corp.
2.000%, 6/15/31	50,000	42,130
NXP BV
3.875%, 6/18/26	800,000	777,776
4.400%, 6/1/27	40,000	39,207
2.500%, 5/11/31	85,000	71,206
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	71,843
2.150%, 5/20/30	100,000	86,808
Texas Instruments, Inc.
2.250%, 9/4/29	30,000	26,550
4.900%, 3/14/33	50,000	50,460
4.100%, 8/16/52	70,000	59,041

		4,708,807

Software (0.3%)
Autodesk, Inc.
2.400%, 12/15/31	24,000	20,035
Microsoft Corp.
2.400%, 8/8/26	100,000	94,896
3.300%, 2/6/27	100,000	96,912
3.400%, 6/15/27§	10,000	9,629
1.350%, 9/15/30§	35,000	28,788
Open Text Corp.
6.900%, 12/1/27§	700,000	720,930
Oracle Corp.
2.950%, 5/15/25	100,000	97,399
1.650%, 3/25/26	25,000	23,341
2.650%, 7/15/26	45,000	42,599
2.300%, 3/25/28	70,000	63,146
4.500%, 5/6/28	35,000	34,441
6.150%, 11/9/29	300,000	315,745
2.875%, 3/25/31	250,000	217,096
3.800%, 11/15/37	36,000	30,154
4.500%, 7/8/44	270,000	230,925
4.125%, 5/15/45	84,000	67,654
4.375%, 5/15/55	288,000	231,053
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	29,042
1.750%, 2/15/31	200,000	160,737
Salesforce, Inc.
1.500%, 7/15/28	35,000	30,764
1.950%, 7/15/31	40,000	33,177
VMware LLC
1.400%, 8/15/26	20,000	18,263
3.900%, 8/21/27	100,000	95,784
1.800%, 8/15/28	25,000	21,745

		2,714,255

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
1.125%, 5/11/25	100,000	95,699
0.700%, 2/8/26	100,000	92,815
3.250%, 2/23/26	110,000	106,974
3.350%, 2/9/27	50,000	48,279
2.900%, 9/12/27	150,000	141,908
1.650%, 5/11/30	90,000	75,933
1.650%, 2/8/31	100,000	82,931
Dell International LLC
5.850%, 7/15/25	500,000	502,637
6.020%, 6/15/26	100,000	101,291
5.250%, 2/1/28	205,000	207,326
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	50,000	49,659
5.250%, 7/1/28(x)	134,000	135,227
HP, Inc.
2.200%, 6/17/25	100,000	96,196
1.450%, 6/17/26	50,000	46,162
Western Digital Corp.
2.850%, 2/1/29	30,000	25,945

		1,808,982

Total Information Technology		10,801,642

Materials (0.4%)
Chemicals (0.1%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29	50,000	49,740
4.800%, 3/3/33	50,000	49,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Braskem Netherlands Finance BV
8.500%, 1/12/31§		$11,000	$11,319
Dow Chemical Co. (The)
5.150%, 2/15/34		100,000	99,317
Ecolab, Inc.
1.650%, 2/1/27		100,000	91,522
Linde plc
3.200%, 2/14/31(m)	EUR	100,000	108,017
Linde, Inc.
4.700%, 12/5/25		$50,000	49,817
LYB International Finance III LLC
5.625%, 5/15/33		200,000	204,978
Nutrien Ltd.
5.950%, 11/7/25		20,000	20,169
PPG Industries, Inc.
2.800%, 8/15/29		100,000	89,813
RPM International, Inc.
4.550%, 3/1/29		68,000	65,804
Sherwin-Williams Co. (The)
3.450%, 6/1/27		75,000	71,567
Westlake Corp.
3.375%, 6/15/30		30,000	26,898

			938,672

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31		25,000	20,906
Series CB
2.500%, 3/15/30		35,000	30,484

			51,390

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33		35,000	35,823
Amcor Flexibles North America, Inc.
2.690%, 5/25/31		35,000	29,677
Avery Dennison Corp.
5.750%, 3/15/33		50,000	52,156
Berry Global, Inc.
1.650%, 1/15/27		46,000	41,676
Packaging Corp. of America
3.400%, 12/15/27		35,000	33,302
WRKCo., Inc.
4.000%, 3/15/28		50,000	47,906

			240,540

Metals & Mining (0.2%)
Anglo American Capital plc
5.625%, 4/1/30§		225,000	227,742
Freeport-McMoRan, Inc.
4.625%, 8/1/30		200,000	191,931
Glencore Funding LLC
5.371%, 4/4/29§		215,000	214,061
6.375%, 10/6/30§		45,000	47,201
2.625%, 9/23/31§		158,000	131,749
Kinross Gold Corp.
6.250%, 7/15/33§		100,000	103,482
Newmont Corp.
5.300%, 3/15/26§		55,000	55,218
2.250%, 10/1/30		103,000	87,373
Nucor Corp.
4.300%, 5/23/27		50,000	48,985
Reliance, Inc.
2.150%, 8/15/30		600,000	502,844
Steel Dynamics, Inc.
2.400%, 6/15/25		15,000	14,446
Vale Overseas Ltd.
3.750%, 7/8/30		100,000	89,938
6.125%, 6/12/33		100,000	100,750

			1,815,720

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31		100,000	88,313
Suzano International Finance BV
5.500%, 1/17/27		25,000	24,945

			113,258

Total Materials			3,159,580

Real Estate (0.9%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT)
5.550%, 1/15/28		50,000	50,514
GLP Capital LP (REIT)
5.250%, 6/1/25		410,000	407,200
5.375%, 4/15/26		15,000	14,822
5.750%, 6/1/28		10,000	9,996
Simon Property Group LP (REIT)
3.300%, 1/15/26		75,000	72,423
1.375%, 1/15/27		100,000	90,994
3.375%, 6/15/27		75,000	71,488
Store Capital LLC (REIT)
2.700%, 12/1/31		50,000	39,028
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	46,616

			803,081

Health Care REITs (0.1%)
Healthpeak OP LLC (REIT)
2.125%, 12/1/28		65,000	57,121
5.250%, 12/15/32		10,000	9,903
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25		500,000	495,109
Sabra Health Care LP (REIT)
3.900%, 10/15/29		25,000	22,480
Welltower OP LLC (REIT)
4.000%, 6/1/25		100,000	98,331
2.050%, 1/15/29		30,000	26,068

			709,012

Industrial REITs (0.0%)†
Prologis LP (REIT)
3.250%, 6/30/26		30,000	28,855
2.250%, 1/15/32		50,000	41,075
4.625%, 1/15/33		100,000	97,006

			166,936

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25		25,000	24,485
3.800%, 4/15/26		50,000	48,646
Boston Properties LP (REIT)
2.750%, 10/1/26		50,000	46,546
2.550%, 4/1/32		100,000	79,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 1/15/34(x)	$100,000	$103,405
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	267,975
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	600,000	562,762
Kilroy Realty LP (REIT)
4.375%, 10/1/25	500,000	490,141
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	19,554

		1,642,559

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
5.500%, 4/1/29	400,000	402,449

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	30,793
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	43,801
3.300%, 6/1/29	15,000	13,905
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,696
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	23,823
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	13,247
5.500%, 8/15/33	200,000	198,829
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	48,093
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	49,418
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	93,745

		525,350

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	13,158
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	44,234
Realty Income Corp. (REIT)
4.875%, 6/1/26	10,000	9,920
2.100%, 3/15/28	50,000	44,647
4.850%, 3/15/30	30,000	29,643
5.625%, 10/13/32	100,000	101,847
4.900%, 7/15/33	100,000	96,448
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	22,353

		362,250

Specialized REITs (0.4%)
American Tower Corp. (REIT)
2.400%, 3/15/25	500,000	484,803
5.800%, 11/15/28(x)	300,000	306,755
2.300%, 9/15/31	20,000	16,311
5.650%, 3/15/33	200,000	202,444
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	10,000	9,499
3.700%, 6/15/26	500,000	482,557
2.900%, 3/15/27	30,000	28,063
3.650%, 9/1/27	50,000	47,406
5.000%, 1/11/28(x)	55,000	54,362
2.100%, 4/1/31	300,000	242,464
2.500%, 7/15/31	100,000	82,517
EPR Properties (REIT)
4.500%, 4/1/25	500,000	491,332
3.600%, 11/15/31	700,000	585,619
Equinix, Inc. (REIT)
1.000%, 9/15/25	100,000	93,590
1.800%, 7/15/27	20,000	17,873
3.200%, 11/18/29(x)	25,000	22,400
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	23,742
5.500%, 7/1/30	100,000	100,901
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	25,000	23,129
5.125%, 1/15/29	100,000	101,502
3.385%, 5/1/29	15,000	14,005
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	100,000	99,088

		3,530,362

Total Real Estate		8,141,999

Utilities (2.9%)
Electric Utilities (2.2%)
AEP Texas, Inc.
5.400%, 6/1/33	50,000	49,872
3.450%, 5/15/51	78,000	53,371
Series I
2.100%, 7/1/30	70,000	58,198
AEP Transmission Co. LLC
5.150%, 4/1/34	104,000	103,753
3.800%, 6/15/49	145,000	112,976
3.150%, 9/15/49	153,000	105,408
Alabama Power Co.
6.125%, 5/15/38	36,000	38,187
3.750%, 3/1/45	84,000	66,358
4.300%, 1/2/46	56,000	48,142
Series 20-A
1.450%, 9/15/30	50,000	40,275
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	23,440
5.200%, 1/15/29	65,000	65,087
2.300%, 3/1/30	25,000	21,251
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	589,574
Avangrid, Inc.
3.150%, 12/1/24	400,000	393,794
Baltimore Gas & Electric Co.
3.750%, 8/15/47	202,000	155,713
2.900%, 6/15/50	71,000	46,217
CenterPoint Energy Houston Electric LLC
Series AD
2.900%, 7/1/50	43,000	28,847
Series AE
2.350%, 4/1/31	23,000	19,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Coentreprise de Transportd’Electricite SA
3.750%, 1/17/36(m)	EUR	100,000	$108,945
Dominion Energy South Carolina, Inc.
6.250%, 10/15/53		$35,000	39,025
DTE Electric Co.
2.950%, 3/1/50		32,000	21,379
Series A
1.900%, 4/1/28		65,000	58,295
Series B
3.250%, 4/1/51		31,000	21,874
Duke Energy Carolinas LLC
2.450%, 8/15/29		25,000	22,132
2.550%, 4/15/31		50,000	43,021
3.875%, 3/15/46		119,000	94,084
3.200%, 8/15/49		65,000	45,536
3.450%, 4/15/51		115,000	82,837
Duke Energy Corp.
2.650%, 9/1/26		75,000	70,746
3.400%, 6/15/29		30,000	27,752
2.550%, 6/15/31(x)		25,000	21,019
Duke Energy Florida LLC
2.500%, 12/1/29		29,000	25,665
1.750%, 6/15/30		70,000	57,942
3.000%, 12/15/51		327,000	213,261
Duke Energy Ohio, Inc.
4.300%, 2/1/49		25,000	20,708
Duke Energy Progress LLC
3.250%, 8/15/25		50,000	48,880
3.450%, 3/15/29		186,000	174,929
2.500%, 8/15/50		168,000	100,804
5.350%, 3/15/53		109,000	106,088
Edison International
3.550%, 11/15/24		100,000	98,541
4.125%, 3/15/28		21,000	20,170
5.250%, 11/15/28		65,000	64,814
6.950%, 11/15/29		796,000	851,537
EDP Servicios Financieros Espana SA
3.500%, 7/16/30(m)	EUR	100,000	107,667
Electricite de France SA
4.250%, 1/25/32(m)		100,000	111,692
Emera US Finance LP
3.550%, 6/15/26		$50,000	48,032
Enel Finance International NV
2.250%, 7/12/31§		600,000	485,222
5.000%, 6/15/32§		600,000	577,061
Entergy Arkansas LLC
3.350%, 6/15/52		30,000	20,790
Entergy Corp.
0.900%, 9/15/25		95,000	89,021
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	100,496
EPH Financing International A/S
6.651%, 11/13/28(m)	EUR	400,000	445,190
Eversource Energy
5.450%, 3/1/28		$103,000	104,226
5.500%, 1/1/34		100,000	99,987
Series M
3.300%, 1/15/28		150,000	140,187
Exelon Corp.
3.950%, 6/15/25		75,000	73,609
4.050%, 4/15/30		200,000	188,563
FirstEnergy Corp.
2.050%, 3/1/25		22,000	21,010
Series B
4.150%, 7/15/27(e)		143,000	136,789
2.250%, 9/1/30		131,000	108,743
Series C
3.400%, 3/1/50(x)		132,000	90,225
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	457,417
5.200%, 4/1/28§		200,000	200,234
FirstEnergy Transmission LLC
4.550%, 4/1/49§		112,000	94,083
Florida Power & Light Co.
5.050%, 4/1/28		300,000	303,342
4.800%, 5/15/33		100,000	98,179
3.150%, 10/1/49		101,000	70,672
Fortis, Inc.
3.055%, 10/4/26		75,000	70,925
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 6.119%, 5/8/25(k)(x)		300,000	300,909
5.004%, 2/23/27		400,000	400,500
4.700%, 5/15/32		50,000	48,648
4.950%, 5/17/33		33,000	32,466
5.250%, 3/15/34		53,000	53,529
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	23,838
IPALCO Enterprises, Inc.
4.250%, 5/1/30		600,000	557,411
ITC Holdings Corp.
3.350%, 11/15/27		25,000	23,372
MidAmerican Energy Co.
3.650%, 4/15/29		100,000	95,090
2.700%, 8/1/52		47,000	29,100
5.300%, 2/1/55		104,000	102,416
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27		25,000	23,831
4.625%, 7/15/27		100,000	98,540
2.750%, 11/1/29		600,000	534,541
5.250%, 3/15/34		100,000	99,771
Ohio Power Co.
Series P
2.600%, 4/1/30		32,000	27,843
Series Q
1.625%, 1/15/31		175,000	139,331
Series R
2.900%, 10/1/51		281,000	179,608
Oklahoma Gas & Electric Co.
3.250%, 4/1/30		200,000	180,849
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25		35,000	32,735
3.700%, 11/15/28		25,000	23,653
Pacific Gas and Electric Co.
3.450%, 7/1/25		200,000	194,594
3.150%, 1/1/26		150,000	144,148
2.950%, 3/1/26		500,000	477,670
5.550%, 5/15/29		270,000	272,473
3.250%, 6/1/31		900,000	779,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
6.400%, 6/15/33		$400,000	$421,625
3.500%, 8/1/50		362,000	246,607
5.250%, 3/1/52		24,000	21,350
PacifiCorp
5.100%, 2/15/29		400,000	400,165
PECO Energy Co.
3.050%, 3/15/51		180,000	122,119
2.850%, 9/15/51		74,000	47,644
4.600%, 5/15/52		28,000	25,015
PPL Capital Funding, Inc.
3.100%, 5/15/26		50,000	47,850
Public Service Co. of New Hampshire
5.150%, 1/15/53		81,000	78,355
Public Service Electric & Gas Co.
3.200%, 5/15/29		100,000	92,574
3.600%, 12/1/47		86,000	65,319
5.450%, 3/1/54		153,000	158,386
Southern California Edison Co.
5.850%, 11/1/27		37,000	37,798
5.300%, 3/1/28		600,000	607,113
5.650%, 10/1/28		76,000	78,152
2.850%, 8/1/29		40,000	35,954
2.250%, 6/1/30		108,000	91,607
6.000%, 1/15/34		20,000	21,041
5.200%, 6/1/34		146,000	144,258
Series 04-G
5.750%, 4/1/35		70,000	71,026
Series 05-B
5.550%, 1/15/36		54,000	53,718
Series A
4.200%, 3/1/29		165,000	158,987
Series G
2.500%, 6/1/31		150,000	126,215
Southern Co. (The)
3.250%, 7/1/26		100,000	96,074
5.113%, 8/1/27(e)		100,000	99,881
Series A
3.700%, 4/30/30		600,000	555,823
Southwestern Electric Power Co.
Series N
1.650%, 3/15/26		100,000	93,310
Union Electric Co.
2.950%, 3/15/30		250,000	222,639
5.450%, 3/15/53		29,000	28,807
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	82,889
4.450%, 2/15/44		79,000	68,067
2.450%, 12/15/50		37,000	21,635
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, 5/1/27		400,000	394,450
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	70,170
Xcel Energy, Inc.
5.450%, 8/15/33		250,000	248,174

			18,714,348

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	30,953
5.900%, 11/15/33		73,000	77,528
CenterPoint Energy Resources Corp.
5.250%, 3/1/28		138,000	139,164
National Fuel Gas Co.
3.950%, 9/15/27		50,000	47,590
2.950%, 3/1/31		700,000	589,772
ONE Gas, Inc.
5.100%, 4/1/29		28,000	28,175
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		37,000	31,153
Southern California Gas Co.
2.950%, 4/15/27		700,000	659,807
Series XX
2.550%, 2/1/30		200,000	175,056

			1,779,198

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28		100,000	99,881
Constellation Energy Generation LLC
5.600%, 3/1/28		330,000	335,722

			435,603

Multi-Utilities (0.4%)
Algonquin Power & Utilities Corp.
5.365%, 6/15/26(e)		140,000	139,461
Ameren Corp.
5.000%, 1/15/29		400,000	397,700
Ameren Illinois Co.
2.900%, 6/15/51		32,000	20,876
CenterPoint Energy, Inc.
1.450%, 6/1/26		30,000	27,684
Consolidated Edison Co. of New York, Inc.
4.500%, 12/1/45		56,000	48,996
Series B
3.125%, 11/15/27		25,000	23,582
Consumers Energy Co.
4.650%, 3/1/28		50,000	49,306
4.050%, 5/15/48		112,000	93,782
3.750%, 2/15/50		29,000	23,069
3.100%, 8/15/50		86,000	60,660
4.200%, 9/1/52		25,000	20,869
Dominion Energy, Inc.
Series A
1.450%, 4/15/26		40,000	37,052
Series C
2.250%, 8/15/31		45,000	36,785
DTE Energy Co.
5.100%, 3/1/29		400,000	398,097
Series F
1.050%, 6/1/25		35,000	33,253
EnBW International Finance BV
3.850%, 5/23/30(m)	EUR	14,000	15,481
National Grid North America, Inc.
4.668%, 9/12/33(m)		100,000	114,408
National Grid plc
5.602%, 6/12/28		$300,000	305,517
5.418%, 1/11/34		100,000	98,887
NiSource, Inc.
0.950%, 8/15/25		60,000	56,441
5.250%, 3/30/28		133,000	133,873
5.400%, 6/30/33		21,000	21,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		$400,000	$399,983
6.125%, 10/15/33		200,000	209,587
San Diego Gas & Electric Co.
5.350%, 4/1/53		119,000	116,833
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	441,572
2.200%, 12/15/28		100,000	88,292

			3,413,223

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	83,150
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	172,768

			255,918

Total Utilities			24,598,290

Total Corporate Bonds			209,695,304

Foreign Government Securities (1.8%)
Boncer Government Bond
3.750%, 5/20/24 TIPS(r)	ARS	2,161,421	2,130
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	302,635
Canada Government Bond
2.875%, 4/28/25		$90,000	88,006
Export Development Canada
3.875%, 2/14/28		150,000	146,730
Export-Import Bank of Korea
0.625%, 2/9/26		200,000	184,848
Federative Republic of Brazil
6.125%, 3/15/34		400,000	395,800
Hungary Government Bond
5.375%, 9/12/33(m)	EUR	6,000	6,827
Japan Bank for International Cooperation
0.625%, 7/15/25		$200,000	188,789
2.375%, 4/20/26		200,000	189,964
2.250%, 11/4/26		50,000	46,896
3.500%, 10/31/28		200,000	190,731
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	564,422
Kingdom of Saudi Arabia
4.750%, 1/16/30§		400,000	395,875
Mex Bonos Desarr Fix Rt
7.000%, 9/3/26	MXN	23,000,000	1,299,407
8.500%, 3/1/29		15,080,000	878,041
Series M 20
8.500%, 5/31/29		11,244,000	655,638
Series M 30
8.500%, 11/18/38		2,170,000	121,516
Mexican Udibonos
3.000%, 12/3/26		3,164,618	176,688
4.000%, 11/30/28		4,871,640	279,406
2.750%, 11/27/31		10,717,608	554,199
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	111,380
5.100%, 6/18/50		77,594	75,048
Province of Alberta
1.300%, 7/22/30		250,000	203,285
Province of British Columbia
0.900%, 7/20/26		250,000	229,086
4.200%, 7/6/33		150,000	145,506
Province of Ontario
3.100%, 5/19/27		250,000	238,603
1.800%, 10/14/31		100,000	82,676
Province of Quebec
2.500%, 4/20/26		50,000	47,790
2.750%, 4/12/27		50,000	47,343
3.625%, 4/13/28		100,000	96,396
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 106.588%, 4/12/25(k)(m)(r)	ARS	242,000	264
Republic of Chile
3.125%, 1/21/26		$100,000	96,588
Republic of Colombia
3.125%, 4/15/31		200,000	159,500
Republic of Indonesia
5.500%, 4/15/26	IDR	373,000,000	23,114
8.375%, 9/15/26		619,000,000	40,697
7.000%, 5/15/27		1,685,000,000	107,697
4.100%, 4/24/28		$200,000	193,875
6.875%, 4/15/29	IDR	849,000,000	54,184
2.850%, 2/14/30		$200,000	178,625
3.050%, 3/12/51		200,000	141,687
Republic of Korea
1.750%, 10/15/31		200,000	165,602
Republic of Panama
3.298%, 1/19/33		200,000	153,562
4.500%, 4/1/56		200,000	129,500
Republic of Peru
4.125%, 8/25/27		75,000	72,680
5.940%, 2/12/29(m)	PEN	209,000	55,875
2.783%, 1/23/31		$70,000	60,134
6.950%, 8/12/31(m)	PEN	461,000	124,185
3.000%, 1/15/34		$200,000	163,937
3.550%, 3/10/51		117,000	84,299
Republic of Philippines
2.457%, 5/5/30		200,000	173,625
3.200%, 7/6/46		200,000	143,813
Republic of Poland
5.500%, 11/16/27		25,000	25,608
4.625%, 3/18/29		200,000	198,232
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	641,444
Romania Government Bond
2.000%, 4/14/33(m)		800,000	663,223
Russian Federation
6.100%, 7/18/35*	RUB	6,631,000	32,304
State of Israel Government Bond
2.875%, 3/16/26		$200,000	190,375
5.500%, 3/12/34		400,000	395,375
State of Qatar
5.103%, 4/23/48§		500,000	486,438
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	187,833
Titulos de Tesoreria
7.500%, 8/26/26	COP	775,200,000	193,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
5.750%, 11/3/27	COP	485,600,000	$111,970
6.000%, 4/28/28		453,200,000	104,011
13.250%, 2/9/33		182,100,000	55,402
U.K. Treasury Bonds
4.375%, 7/31/54(m)	GBP	655,000	821,277
United Mexican States
3.750%, 1/11/28		$200,000	190,187
5.000%, 5/7/29		200,000	197,500
3.250%, 4/16/30		200,000	178,100
4.500%, 1/31/50		400,000	315,400
6.338%, 5/4/53		200,000	197,813

Total Foreign Government Securities			15,455,039

Mortgage-Backed Securities (26.6%)
FHLMC
3.000%, 9/1/27		4,486	4,314
4.170%, 4/1/28		300,000	293,541
4.380%, 5/1/28		800,000	785,760
3.000%, 7/1/28		2,675	2,567
2.500%, 1/1/29		8,582	8,223
3.000%, 1/1/30		8,498	8,138
2.500%, 3/1/30		8,138	7,707
2.500%, 5/1/30		21,254	20,111
3.000%, 5/1/30		16,528	15,825
3.000%, 6/1/30		31,845	30,479
2.500%, 7/1/30		7,662	7,247
3.000%, 7/1/30		17,429	16,681
2.500%, 8/1/30		25,389	23,995
3.000%, 8/1/30		5,484	5,238
2.500%, 9/1/30		32,265	30,481
2.500%, 4/1/31		30,704	28,959
3.500%, 4/1/31		599	579
6.375%, 11/1/31(l)		615	618
4.090%, 9/1/32		1,970,322	1,866,054
3.000%, 10/1/32		2,309	2,189
3.000%, 11/1/32		3,463	3,283
3.000%, 12/1/32		2,263	2,144
5.500%, 2/1/35		3,800	3,886
4.500%, 2/1/39		8,073	7,918
4.500%, 12/1/39		3,450	3,384
4.000%, 8/1/40		3,645	3,493
4.000%, 9/1/40		8,641	8,294
4.000%, 4/1/41		175	168
4.500%, 5/1/41		16,809	16,474
5.500%, 6/1/41		15,033	15,453
5.000%, 11/1/41		33,196	33,519
3.500%, 4/1/42		31,042	28,890
3.500%, 8/1/42		24,103	22,410
3.500%, 10/1/42		1,424	1,331
3.000%, 3/1/43		21,364	19,267
3.500%, 6/1/43		13,741	12,735
3.500%, 7/1/43		4,366	4,050
4.500%, 9/1/43		27,590	26,955
4.500%, 11/1/43		4,833	4,724
4.500%, 12/1/43		19,896	19,488
3.500%, 1/1/44		8,363	7,758
4.000%, 4/1/44		15,294	14,616
3.500%, 6/1/44		5,521	5,132
4.000%, 7/1/44		3,974	3,804
3.000%, 1/1/45		1,018,720	905,086
3.000%, 7/1/45		547,172	485,624
3.500%, 9/1/45		2,906	2,687
4.000%, 9/1/45		22,390	21,419
4.000%, 12/1/45		7,877	7,520
3.000%, 12/1/46		128,225	113,769
3.500%, 3/1/47		30,784	28,414
4.500%, 4/1/47		50,610	49,430
4.500%, 5/1/47		18,984	18,536
4.500%, 7/1/47		65,735	64,119
3.500%, 10/1/47		40,680	37,562
3.500%, 12/1/47		35,399	32,686
3.500%, 1/1/48		12,672	11,665
4.500%, 7/1/48		155,679	151,902
4.500%, 8/1/48		277,467	270,546
5.000%, 11/1/48		7,022	6,983
4.500%, 4/1/49		29,779	28,936
3.000%, 4/1/50		1,165,450	998,782
FHLMC UMBS
3.500%, 1/1/34		35,055	33,575
3.500%, 5/1/35		129,060	123,935
2.000%, 9/1/35		56,391	50,326
2.000%, 1/1/36		119,649	107,603
2.000%, 2/1/36		95,133	84,930
2.000%, 3/1/36		22,585	20,163
1.500%, 4/1/36		248,373	216,977
1.500%, 5/1/36		48,451	42,244
2.000%, 5/1/36		133,259	119,718
2.000%, 3/1/37		317,928	284,785
2.000%, 4/1/37		41,858	37,278
3.000%, 9/1/37		4,399	4,046
3.000%, 6/1/38		86,717	80,549
2.500%, 3/1/41		2,087,089	1,825,460
2.000%, 3/1/42		60,915	50,850
4.000%, 1/1/45		249,471	238,707
4.000%, 9/1/45		256,548	245,061
3.500%, 3/1/46		106,965	99,179
3.500%, 9/1/46		34,810	31,905
4.000%, 7/1/47		52,017	49,227
3.500%, 1/1/48		22,775	20,746
4.000%, 4/1/48		183,080	174,580
4.000%, 6/1/48		5,007	4,745
4.000%, 8/1/48		46,460	44,186
4.500%, 1/1/49		45,123	43,592
4.000%, 5/1/49		5,387	5,083
3.500%, 1/1/50		25,392	23,106
4.000%, 3/1/50		78,958	74,352
3.500%, 6/1/50		67,892	61,674
4.000%, 6/1/50		86,084	81,123
2.500%, 7/1/50		41,875	35,219
3.000%, 7/1/50		17,376	15,328
4.000%, 7/1/50		88,114	82,981
1.500%, 8/1/50		74,890	56,731
2.000%, 8/1/50		24,000	19,345
2.500%, 8/1/50		3,822,820	3,222,352
3.000%, 8/1/50		1,048,505	919,568
2.000%, 9/1/50		62,074	49,489
3.000%, 9/1/50		310,656	274,579
1.500%, 10/1/50		185,691	140,665
2.000%, 11/1/50		44,328	35,826
2.500%, 2/1/51		324,453	275,417
4.000%, 2/1/51		61,583	57,952
2.000%, 3/1/51		457,049	363,818
2.000%, 4/1/51		167,179	135,219
2.000%, 5/1/51		79,890	64,517
2.500%, 5/1/51		938,906	793,102
3.000%, 6/1/51		1,557,137	1,351,000
2.000%, 7/1/51		305,768	247,218
3.000%, 7/1/51		100,134	87,630
2.000%, 9/1/51		107,028	85,870
2.000%, 10/1/51		301,415	240,307
3.000%, 10/1/51		101,549	88,582
2.500%, 11/1/51		821,110	692,648
2.000%, 12/1/51		222,450	179,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 12/1/51	$399,427	$335,938
2.000%, 1/1/52	1,187,228	956,622
2.500%, 1/1/52	1,026,637	861,172
2.000%, 2/1/52	31,586	25,172
3.000%, 2/1/52	73,714	64,762
3.000%, 3/1/52	1,265,222	1,106,032
3.500%, 4/1/52	371,414	332,724
4.000%, 6/1/52	169,974	159,968
5.000%, 6/1/52	3,298	3,252
4.500%, 7/1/52	93,489	89,228
5.000%, 7/1/52	56,811	56,226
3.000%, 8/1/52	90,650	79,102
4.000%, 8/1/52	738,524	685,462
4.500%, 8/1/52	25,755	24,567
5.000%, 8/1/52	132,885	130,979
5.000%, 9/1/52	39,665	38,823
4.000%, 10/1/52	195,965	181,885
5.000%, 10/1/52	15,776	15,550
6.000%, 10/1/52	33,525	33,988
5.000%, 11/1/52	44,001	43,095
5.000%, 12/1/52	198,756	194,724
5.000%, 1/1/53	58,274	57,073
5.500%, 1/1/53	94,222	93,991
6.000%, 1/1/53	86,737	87,805
5.000%, 2/1/53	26,164	25,634
6.000%, 2/1/53	46,914	47,492
5.500%, 3/1/53	129,361	129,287
6.000%, 3/1/53	29,479	29,842
6.000%, 4/1/53	49,635	50,308
5.000%, 5/1/53	480,362	469,568
5.500%, 5/1/53	274,401	274,197
6.000%, 5/1/53	171,476	173,963
5.000%, 6/1/53	358,028	349,759
6.000%, 6/1/53	100,924	102,357
5.500%, 8/1/53	22,534	22,472
5.000%, 9/1/53	219,505	214,412
6.500%, 10/1/53	9,942	10,231
6.000%, 11/1/53	90,336	91,479
6.500%, 11/1/53	50,521	51,841
6.500%, 12/1/53	118,688	121,417
6.500%, 1/1/54	18,307	18,867
FNMA
5.854%, 10/1/27(l)	2,145,497	2,137,087
6.007%, 1/1/28(l)	1,008	1,009
2.740%, 7/1/29	4,000,000	3,624,030
2.630%, 4/1/32	2,519,000	2,129,140
3.300%, 7/1/32	4,934,970	4,443,871
4.391%, 3/1/33(l)	3,564	3,469
2.080%, 10/1/33	2,500,000	1,950,478
5.905%, 1/1/36(l)	16,726	17,040
3.440%, 1/1/37	1,997,106	1,781,688
6.000%, 7/1/39	6,461	6,574
6.076%, 12/1/40(l)	648	650
4.000%, 1/1/41	4,088	3,898
6.693%, 5/1/44(l)	522,789	534,611
3.500%, 12/1/44	247,744	224,279
3.500%, 2/1/45	434,737	393,562
3.000%, 4/1/45	303,660	265,454
3.000%, 5/1/45	571,846	499,896
FNMA UMBS
2.500%, 9/1/27	5,944	5,722
2.500%, 4/1/28	2,020	1,935
2.500%, 8/1/28	6,075	5,807
3.500%, 3/1/29	6,715	6,510
3.000%, 4/1/29	11,067	10,629
3.000%, 5/1/29	12,936	12,413
3.000%, 6/1/29	12,390	11,889
3.000%, 9/1/29	11,229	10,771
3.000%, 10/1/29	7,525	7,207
3.000%, 1/1/30	58,517	56,046
2.500%, 2/1/30	3,034	2,887
3.000%, 3/1/30	12,729	12,182
2.500%, 4/1/30	6,556	6,207
3.000%, 4/1/30	10,534	10,077
2.500%, 5/1/30	3,298	3,123
3.000%, 5/1/30	5,525	5,285
2.500%, 7/1/30	12,357	11,675
3.000%, 7/1/30	24,306	23,209
2.500%, 8/1/30	35,566	33,646
3.000%, 8/1/30	54,133	51,692
3.500%, 8/1/30	8,454	8,165
2.500%, 9/1/30	19,757	18,630
3.000%, 9/1/30	25,020	23,889
2.500%, 11/1/30	37,840	35,672
2.500%, 3/1/31	3,391	3,249
3.000%, 3/1/31	3,519	3,353
2.500%, 6/1/31	12,452	11,699
2.500%, 7/1/31	8,632	8,103
2.500%, 8/1/31	1,037	975
3.000%, 8/1/31	57,806	55,105
4.000%, 8/1/31	2,937	2,870
3.000%, 9/1/31	8,809	8,395
2.000%, 10/1/31	3,438	3,175
2.500%, 10/1/31	67,814	63,620
2.000%, 11/1/31	45,776	42,266
2.500%, 11/1/31	29,460	27,636
2.000%, 12/1/31	4,814	4,440
2.500%, 2/1/32	2,020	1,894
2.000%, 3/1/32	32,939	30,364
2.500%, 3/1/32	8,538	7,989
3.500%, 4/1/32	88,465	85,298
3.500%, 5/1/32	62,377	60,163
3.000%, 6/1/32	17,304	16,425
2.500%, 8/1/32	46,912	43,936
3.000%, 9/1/32	14,667	13,977
2.500%, 2/1/33	81,873	77,207
4.000%, 10/1/33	16,335	15,997
6.000%, 2/1/34	10,273	10,553
5.500%, 5/1/34	45,816	46,742
6.000%, 8/1/34	5,580	5,740
3.000%, 9/1/34	765,122	716,914
3.500%, 12/1/34	557,623	531,121
5.000%, 2/1/35	48,086	48,234
5.500%, 2/1/35	25,980	26,529
6.000%, 4/1/35	89,519	91,892
3.000%, 8/1/35	57,368	53,720
5.000%, 9/1/35	3,008	3,013
2.500%, 10/1/35	113,365	104,018
2.500%, 12/1/35	381,138	348,185
3.000%, 12/1/35	50,978	47,660
5.500%, 12/1/35	15,635	15,993
4.000%, 1/1/36	23,658	22,771
2.000%, 2/1/36	26,162	23,299
1.500%, 3/1/36	27,037	23,641
2.000%, 3/1/36	55,022	49,087
2.000%, 4/1/36	46,034	41,399
1.500%, 5/1/36	43,951	38,362
2.000%, 5/1/36	313,032	281,223
3.000%, 5/1/36	28,057	26,242
1.500%, 6/1/36	155,926	136,195
2.000%, 7/1/36	52,281	46,642
3.000%, 10/1/36	1,861	1,726
2.000%, 11/1/36	23,557	21,090
3.000%, 11/1/36	20,292	18,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 12/1/36	$99,853	$86,937
3.000%, 12/1/36	33,168	30,756
2.000%, 1/1/37	23,023	20,611
1.500%, 2/1/37	45,438	39,660
2.000%, 2/1/37	158,604	141,906
2.000%, 3/1/37	107,006	95,338
2.000%, 4/1/37	70,465	62,821
6.000%, 2/1/38	3,507	3,647
6.000%, 3/1/38	1,698	1,764
6.000%, 5/1/38	4,587	4,768
6.000%, 10/1/38	1,342	1,391
6.000%, 12/1/38	2,157	2,242
5.500%, 1/1/39	8,824	9,069
4.500%, 7/1/39	121,503	119,031
5.500%, 9/1/39	16,275	16,724
5.500%, 12/1/39	13,273	13,650
5.500%, 3/1/40	1,336	1,374
6.500%, 5/1/40	37,399	39,461
4.500%, 7/1/40	10,070	9,863
4.000%, 9/1/40	15,705	15,061
2.000%, 12/1/40	84,210	70,638
4.000%, 12/1/40	250,750	239,996
5.500%, 4/1/41	2,639	2,720
4.500%, 5/1/41	861	843
4.500%, 7/1/41	1,582	1,548
5.000%, 7/1/41	48,288	48,637
5.000%, 8/1/41	1,309	1,320
4.500%, 9/1/41	8,006	7,837
4.500%, 10/1/41	3,308	3,237
1.500%, 11/1/41	1,375,236	1,115,263
1.500%, 12/1/41	695,880	564,332
3.500%, 1/1/42	14,533	13,524
4.000%, 1/1/42	29,047	27,773
2.000%, 2/1/42	420,965	352,065
2.000%, 3/1/42	477,894	398,929
2.000%, 4/1/42	55,366	46,218
3.500%, 4/1/42	6,522	6,057
3.500%, 5/1/42	607	563
4.000%, 5/1/42	31,353	29,961
3.500%, 6/1/42	1,607	1,492
3.500%, 7/1/42	2,115	1,961
2.000%, 8/1/42	202,586	169,681
4.500%, 8/1/42	7,715	7,552
4.500%, 9/1/42	11,220	10,993
3.000%, 3/1/43	106,510	95,705
3.000%, 4/1/43	59,557	53,508
3.000%, 5/1/43	47,866	43,031
3.000%, 6/1/43	24,971	22,455
4.500%, 9/1/43	13,595	13,265
4.500%, 11/1/43	71,765	70,518
4.500%, 12/1/43	11,939	11,642
5.000%, 12/1/43	84,971	85,682
4.500%, 1/1/44	15,302	14,921
4.500%, 6/1/44	101,705	99,430
3.000%, 10/1/44	881,366	791,660
3.500%, 2/1/45	146,694	136,136
4.500%, 7/1/45	29,116	28,419
4.500%, 11/1/45	50,513	49,356
4.500%, 12/1/45	22,907	22,359
3.000%, 6/1/46	10,505	9,343
4.500%, 7/1/46	96,148	94,418
3.000%, 8/1/46	1,475	1,313
3.000%, 9/1/46	24,359	21,619
3.000%, 11/1/46	2,243	1,987
3.500%, 11/1/46	7,051	6,458
4.000%, 11/1/46	15,422	14,561
3.000%, 12/1/46	1,051,530	928,658
2.500%, 2/1/47	836,649	717,391
3.000%, 2/1/47	45,976	40,737
4.000%, 3/1/47	839,875	782,851
3.000%, 4/1/47	1,066,023	941,224
4.000%, 4/1/47	2,690	2,544
3.500%, 5/1/47	30,777	28,285
4.000%, 6/1/47	51,178	48,273
4.000%, 8/1/47	25,547	24,153
4.000%, 9/1/47	1,912	1,802
4.000%, 10/1/47	22,903	21,581
4.500%, 10/1/47	7,156	6,974
3.500%, 11/1/47	37,501	34,184
4.500%, 11/1/47	58,271	56,649
3.500%, 12/1/47	37,498	34,169
3.500%, 1/1/48	60,622	55,410
4.000%, 1/1/48	120,400	113,705
4.500%, 1/1/48	57,415	55,790
3.500%, 2/1/48	17,235	15,699
3.500%, 3/1/48	125,837	114,626
3.500%, 4/1/48	6,751	6,234
4.000%, 4/1/48	3,366	3,168
4.500%, 4/1/48	22,106	21,632
4.000%, 5/1/48	3,880	3,652
4.500%, 5/1/48	402,357	392,170
3.500%, 6/1/48	634,754	578,006
4.000%, 6/1/48	2,819	2,652
4.000%, 7/1/48	2,796	2,630
4.500%, 7/1/48	426,530	412,703
4.000%, 8/1/48	38,544	36,467
4.500%, 8/1/48	45,731	44,551
5.000%, 8/1/48	3,702	3,676
4.000%, 9/1/48	18,092	17,020
5.000%, 9/1/48	12,019	11,937
4.000%, 10/1/48	8,110	7,624
4.500%, 11/1/48	36,610	35,528
4.000%, 1/1/49	75,134	71,080
4.500%, 2/1/49	136,381	132,649
4.500%, 5/1/49	281,199	274,645
5.000%, 5/1/49	33,878	33,646
3.500%, 6/1/49	817,670	745,307
4.000%, 9/1/49	74,407	69,927
4.500%, 9/1/49	8,077	7,824
4.000%, 3/1/50	31,824	29,848
4.000%, 5/1/50	30,315	28,471
4.000%, 6/1/50	70,630	66,207
2.500%, 7/1/50	900,066	759,550
2.000%, 8/1/50	3,379,129	2,694,060
2.500%, 8/1/50	528,282	445,302
3.000%, 8/1/50	184,255	161,130
2.000%, 9/1/50	138,520	110,437
4.000%, 9/1/50	103,119	97,240
1.500%, 10/1/50	193,902	146,885
2.000%, 10/1/50	187,871	149,783
2.500%, 10/1/50	1,341,904	1,131,125
1.500%, 11/1/50	168,685	127,782
2.000%, 11/1/50	26,917	21,426
2.500%, 11/1/50	167,269	141,989
2.000%, 12/1/50	155,768	125,536
2.000%, 1/1/51	1,831,729	1,458,083
3.500%, 1/1/51	1,565,969	1,423,033
4.000%, 1/1/51	238,604	224,510
2.000%, 2/1/51	230,302	183,324
1.500%, 3/1/51	226,734	171,331
2.000%, 3/1/51	121,668	98,085
4.000%, 3/1/51	109,762	103,085
2.000%, 4/1/51	249,342	201,179
4.000%, 5/1/51	624,888	587,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 6/1/51	$2,006,778	$1,741,117
2.000%, 8/1/51	1,288,078	1,024,128
2.500%, 9/1/51	2,243,242	1,885,630
3.500%, 9/1/51	1,557,283	1,404,312
4.000%, 10/1/51	442,478	415,200
2.000%, 11/1/51	1,036,394	830,554
2.500%, 11/1/51	599,314	500,090
3.000%, 11/1/51	225,187	196,010
2.000%, 12/1/51	460,567	370,191
2.500%, 12/1/51	1,092,340	904,034
3.000%, 12/1/51	99,747	87,103
3.500%, 12/1/51	3,773,017	3,431,283
2.000%, 1/1/52	501,530	404,240
2.500%, 1/1/52	1,244,932	1,047,034
2.000%, 2/1/52	1,000,252	800,405
2.500%, 2/1/52	251,667	211,863
2.000%, 3/1/52	714,197	573,992
3.000%, 3/1/52	207,558	181,119
3.000%, 4/1/52	49,615	43,342
4.000%, 4/1/52	42,761	40,090
3.000%, 5/1/52	78,414	68,327
4.000%, 5/1/52	375,043	352,652
4.000%, 6/1/52	90,558	84,815
4.500%, 7/1/52	13,920	13,278
5.000%, 7/1/52	119,913	118,632
4.500%, 8/1/52	3,677,729	3,509,261
4.000%, 10/1/52	89,168	83,792
5.000%, 1/1/53	185,462	181,493
5.500%, 1/1/53	142,314	142,055
6.000%, 1/1/53	120,176	121,655
5.000%, 3/1/53	182,242	178,309
5.000%, 4/1/53	1,165,298	1,139,961
6.000%, 4/1/53	65,453	66,402
4.500%, 5/1/53	460,829	441,304
5.000%, 5/1/53	3,257,195	3,182,932
5.500%, 5/1/53	353,264	352,900
6.000%, 5/1/53	207,118	209,972
5.500%, 6/1/53	101,474	101,384
5.000%, 7/1/53	577,959	567,950
6.000%, 7/1/53	170,524	172,945
6.000%, 8/1/53	323,744	327,630
6.500%, 8/1/53	161,160	165,423
6.500%, 9/1/53	43,413	44,548
6.500%, 10/1/53	167,691	172,229
7.000%, 12/1/53	44,514	45,937
6.000%, 1/1/54	74,996	76,109
6.500%, 1/1/54	22,257	22,938
6.500%, 2/1/54	256,358	263,218
FNMA/FHLMC UMBS, 15 Year, Single Family
2.000%, 4/25/39 TBA	25,688	22,768
2.500%, 4/25/39 TBA	112,600	102,422
3.000%, 4/25/39 TBA	8,000	7,440
4.000%, 4/25/39 TBA	76,000	73,625
4.500%, 4/25/39 TBA	176,000	173,346
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/54 TBA	226,008	179,023
2.500%, 4/25/54 TBA	1,210,500	1,001,783
3.000%, 4/25/54 TBA	13,638,569	11,749,414
3.500%, 4/25/54 TBA	6,317,418	5,659,518
4.500%, 4/25/54 TBA	8,248,200	7,860,922
5.000%, 4/25/54 TBA	5,676,000	5,543,856
5.500%, 4/25/54 TBA	7,045,967	7,016,242
6.500%, 4/25/54 TBA	103,000	105,237
2.500%, 5/25/54 TBA	5,000,000	4,143,555
3.000%, 5/25/54 TBA	16,810,000	14,498,625
3.500%, 5/25/54 TBA	13,700,000	12,281,836
4.000%, 5/25/54 TBA	20,700,000	19,196,824
5.000%, 5/25/54 TBA	12,100,000	11,821,606
5.500%, 5/25/54 TBA	6,400,000	6,372,750
6.500%, 5/25/54 TBA	250,800	256,129
GNMA
3.625%, 7/20/27(l)	165	161
5.500%, 4/15/33	372	376
5.000%, 12/15/38	2,562	2,554
4.000%, 4/20/39	1,032	987
5.000%, 7/15/39	7,726	7,703
4.000%, 7/20/39	2,415	2,309
5.000%, 10/20/39	2,546	2,550
4.500%, 12/20/39	1,008	987
4.500%, 1/20/40	1,218	1,192
4.500%, 2/20/40	1,006	985
4.500%, 5/20/40	83	82
4.000%, 10/20/40	12,888	12,313
4.000%, 11/20/40	39,331	37,570
5.000%, 12/15/40	9,520	9,503
4.000%, 12/20/40	15,751	15,048
4.000%, 1/20/41	13,595	12,986
4.000%, 3/15/41	9,974	9,528
4.500%, 7/20/41	5,867	5,746
3.500%, 1/15/42	8,181	7,603
4.500%, 2/15/42	73,870	72,042
5.000%, 7/20/42	6,928	6,935
3.500%, 4/15/43	11,086	10,280
3.500%, 4/20/43	27,525	25,573
3.500%, 2/20/44	86,834	80,521
5.000%, 7/20/44	959	961
4.000%, 10/20/44	423	403
3.500%, 1/20/45	186,246	169,610
3.000%, 2/15/45	20,223	18,252
3.500%, 5/20/45	17,381	16,133
3.000%, 7/15/45	162,690	146,126
4.000%, 8/20/45	233,476	222,306
3.500%, 4/20/46	342,169	316,846
3.500%, 5/20/46	16,268	15,048
3.500%, 6/20/46	200,765	185,719
3.500%, 7/20/46	69,977	64,732
3.500%, 9/20/46	239,781	221,586
3.500%, 10/20/46	35,341	32,424
4.000%, 5/20/47	3,458	3,278
4.000%, 6/20/47	32,932	31,223
4.000%, 11/20/47	38,083	36,059
4.000%, 12/20/47	18,615	17,626
4.500%, 9/20/48	15,627	15,232
5.000%, 1/20/49	3,427	3,405
5.000%, 2/20/49	151,267	150,360
4.500%, 3/20/49	66,249	64,368
5.000%, 6/20/49	135,776	134,961
5.000%, 7/20/49	39,336	39,149
3.500%, 11/15/49	6,197	5,694
5.000%, 12/20/49	35,488	35,452
3.500%, 2/15/50	110,754	101,722
4.500%, 4/20/50	24,019	23,241
4.000%, 5/20/50	12,266	11,596
2.000%, 8/20/50	504,242	414,373
2.000%, 11/20/50	85,888	70,500
2.000%, 1/20/51	1,080,709	886,748
2.000%, 2/20/51	87,709	71,968
2.500%, 3/20/51	1,804,454	1,519,360
2.500%, 4/20/51	2,248,985	1,898,937
3.000%, 6/20/51	551,286	487,300
2.500%, 8/20/51	1,699,449	1,430,944
3.000%, 8/20/51	663,325	585,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 10/20/51	$255,291	$217,589
2.500%, 12/20/51	176,181	150,162
3.000%, 12/20/51	180,563	159,493
2.500%, 5/20/52	408,383	348,072
2.500%, 6/20/52	319,226	272,231
2.500%, 7/20/52	207,198	176,825
2.500%, 12/20/52	35,687	30,450
2.500%, 1/20/53	116,899	99,726
2.000%, 4/15/54 TBA	1,000,400	820,563
2.500%, 4/15/54 TBA	801,714	683,524
3.000%, 4/15/54 TBA	629,769	556,017
3.500%, 4/15/54 TBA	532,000	484,619
4.000%, 4/15/54 TBA	623,500	584,093
4.500%, 4/15/54 TBA	361,000	347,124
5.000%, 4/15/54 TBA	851,000	837,038
5.500%, 4/15/54 TBA	177,000	176,986
6.000%, 4/15/54 TBA	567,000	572,271
6.500%, 4/15/54 TBA	474,000	481,962

Total Mortgage-Backed Securities		226,354,199

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	72,900
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	62,818
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	63,051
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	80,000	88,271
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	44,000	50,682
Los Angeles Community College District
6.600%, 8/1/42	25,000	28,230
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	507,031
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	55,000	61,128
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	89,441
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	38,227
New York State Dormitory Authority
5.389%, 3/15/40	45,000	44,541
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	512,041
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	72,920
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	96,558
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	159,164
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	270,000	268,035
State of Texas
5.517%, 4/1/39	80,000	82,900
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	304,557
University of California
0.883%, 5/15/25	35,000	33,454
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	52,996

Total Municipal Bonds		2,688,945

Supranational (0.7%)
African Development Bank
0.875%, 3/23/26	150,000	138,734
Asian Development Bank
1.000%, 4/14/26	100,000	92,847
2.625%, 1/12/27	50,000	47,473
1.500%, 1/20/27	350,000	322,198
1.875%, 1/24/30	200,000	174,487
3.875%, 9/28/32	160,000	154,101
4.000%, 1/12/33	85,000	82,601
3.875%, 6/14/33	100,000	96,057
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	100,000	94,905
3.375%, 6/29/25	200,000	195,828
Corp. Andina de Fomento
5.250%, 11/21/25	100,000	99,674
Council of Europe Development Bank
0.875%, 9/22/26	50,000	45,628
3.625%, 1/26/28	25,000	24,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
European Bank for Reconstruction & Development
0.500%, 1/28/26	$200,000	$185,253
European Investment Bank
0.625%, 7/25/25	250,000	235,936
2.125%, 4/13/26	75,000	71,287
0.750%, 10/26/26	139,000	126,213
4.375%, 3/19/27	100,000	99,653
4.500%, 10/16/28	125,000	125,691
4.000%, 2/15/29	70,000	68,950
1.750%, 3/15/29	53,000	46,929
1.625%, 10/9/29	55,000	47,777
0.750%, 9/23/30	100,000	80,094
4.125%, 2/13/34	71,000	69,838
European Union
2.500%, 10/4/52(m)	170,000	157,902
3.000%, 3/4/53(m)	165,000	169,441
Inter-American Development Bank
0.625%, 7/15/25	500,000	473,098
4.500%, 5/15/26	180,000	179,215
4.125%, 2/15/29	200,000	198,254
2.250%, 6/18/29	50,000	45,117
Inter-American Investment Corp.
4.125%, 2/15/28(x)	50,000	49,122
4.250%, 2/14/29	100,000	98,896
International Bank for Reconstruction & Development
0.375%, 7/28/25	100,000	94,170
2.500%, 7/29/25	75,000	72,667
3.125%, 11/20/25	25,000	24,330
1.875%, 10/27/26	150,000	139,410
3.125%, 6/15/27	200,000	191,925
0.750%, 11/24/27	95,000	83,168
4.625%, 8/1/28	80,000	80,875
1.125%, 9/13/28	200,000	173,906
4.000%, 7/25/30	180,000	176,602
0.750%, 8/26/30	170,000	136,000
1.625%, 11/3/31	238,000	196,458
International Finance Corp.
0.750%, 10/8/26	80,000	72,474
0.750%, 8/27/30	100,000	79,944
Nordic Investment Bank
4.375%, 3/14/28	200,000	199,143

Total Supranational		5,818,515

U.S. Government Agency Securities (1.6%)
FFCB
5.125%, 10/10/25	250,000	251,351
1.040%, 1/25/29	250,000	213,210
1.380%, 1/14/31	250,000	204,387
FHLB
0.375%, 9/4/25	120,000	112,606
4.625%, 11/17/26	250,000	250,826
4.000%, 6/30/28	100,000	99,146
3.250%, 11/16/28(x)	250,000	239,195
FHLMC
5.300%, 2/24/25	1,900,000	1,897,844
5.375%, 4/24/25	800,000	799,565
0.375%, 9/23/25	230,000	215,423
0.650%, 10/22/25	2,600,000	2,436,406
0.650%, 10/27/25	2,600,000	2,433,082
0.800%, 10/28/26	2,600,000	2,363,177
FNMA
0.625%, 4/22/25	430,000	411,059
0.500%, 6/17/25	250,000	237,091
0.375%, 8/25/25	240,000	225,598
2.125%, 4/24/26	110,000	104,580
1.875%, 9/24/26	100,000	93,714
0.750%, 10/8/27	250,000	220,532
0.875%, 8/5/30	500,000	405,971
Tennessee Valley Authority
0.750%, 5/15/25	335,000	319,488
3.875%, 3/15/28	38,000	37,435

Total U.S. Government Agency Securities		13,571,686

U.S. Treasury Obligations (34.0%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	205,539
6.750%, 8/15/26	100,000	104,820
4.250%, 5/15/39	132,000	131,814
4.500%, 8/15/39	323,000	331,176
4.375%, 11/15/39	908,000	916,796
4.625%, 2/15/40	626,000	648,986
1.125%, 5/15/40	755,000	472,229
4.375%, 5/15/40	557,400	560,797
1.125%, 8/15/40	755,000	467,723
3.875%, 8/15/40	526,000	496,741
1.375%, 11/15/40(z)	5,995,000	3,859,281
4.250%, 11/15/40	526,000	519,346
1.875%, 2/15/41	2,300,000	1,604,969
4.375%, 5/15/41	3,200,000	3,198,000
2.000%, 11/15/41	503,000	353,326
3.000%, 5/15/42	503,000	412,205
3.250%, 5/15/42	1,600,000	1,361,750
4.000%, 11/15/42	456,400	430,442
3.125%, 2/15/43	780,000	646,669
2.875%, 5/15/43	2,680,000	2,131,281
3.625%, 8/15/43	2,276,900	2,027,509
4.375%, 8/15/43	1,100,000	1,088,656
3.750%, 11/15/43	1,976,900	1,790,009
4.750%, 11/15/43	21,500,000	22,336,486
3.625%, 2/15/44	1,300,000	1,154,766
3.375%, 5/15/44	1,200,000	1,025,063
3.125%, 8/15/44	1,357,500	1,112,938
3.000%, 11/15/44	1,000,000	801,562
2.500%, 2/15/45	1,541,000	1,128,060
3.000%, 5/15/45	300,000	239,507
2.875%, 8/15/45	1,800,000	1,402,594
2.250%, 8/15/46(w)	600,000	411,094
2.875%, 11/15/46	357,000	275,392
3.000%, 5/15/47	1,385,900	1,089,877
2.750%, 11/15/47	1,798,200	1,345,710
3.000%, 2/15/48	2,300,000	1,801,187
3.000%, 2/15/49#	2,791,500	2,179,102
2.875%, 5/15/49	400,000	304,688
2.250%, 8/15/49	925,000	617,727
1.375%, 8/15/50	2,000	1,058
1.625%, 11/15/50	549,500	310,897
1.875%, 2/15/51	367,000	221,462
2.375%, 5/15/51	857,500	583,100
1.875%, 11/15/51	502,000	301,200
2.250%, 2/15/52	7,000	4,612
2.875%, 5/15/52	116,000	87,906
3.000%, 8/15/52	926,400	720,565
4.000%, 11/15/52	502,000	472,586
3.625%, 2/15/53	1,142,000	1,004,068
3.625%, 5/15/53(z)	1,387,000	1,220,993
4.125%, 8/15/53	230,000	221,500
4.250%, 2/15/54	17,203,000	16,952,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	$392,919	$302,271
1.000%, 2/15/49 TIPS	122,565	96,300
0.250%, 2/15/50 TIPS	359,886	227,853
0.125%, 2/15/51 TIPS	355,386	213,176
0.125%, 2/15/52 TIPS	110,792	65,393
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	2,404,200	2,388,610
0.250%, 1/15/25 TIPS	4,557,490	4,478,446
0.125%, 4/15/25 TIPS	477,608	465,668
1.250%, 4/15/28 TIPS	7,300,433	7,100,241
2.375%, 10/15/28 TIPS	4,743,647	4,859,644
0.125%, 7/15/31 TIPS	2,186,368	1,937,498
0.125%, 1/15/32 TIPS	333,780	292,136
0.625%, 7/15/32 TIPS	1,804,550	1,639,180
U.S. Treasury Notes
1.500%, 11/30/24	16,000	15,611
4.500%, 11/30/24	122,000	121,400
1.750%, 12/31/24	2,708,300	2,640,381
1.375%, 1/31/25	152,000	147,387
2.000%, 2/15/25	12,000	11,680
4.625%, 2/28/25	161,000	160,356
1.750%, 3/15/25(x)	75,000	72,694
3.875%, 3/31/25	152,000	150,284
2.625%, 4/15/25	1,114,900	1,088,142
0.375%, 4/30/25	4,491,000	4,274,631
3.875%, 4/30/25	220,000	217,401
2.125%, 5/15/25	1,653,000	1,601,925
4.250%, 5/31/25	865,000	857,870
4.625%, 6/30/25	500,000	498,232
3.000%, 7/15/25	87,000	84,961
0.250%, 7/31/25	1,947,000	1,831,645
4.750%, 7/31/25	500,000	499,142
2.000%, 8/15/25	800,000	770,033
3.125%, 8/15/25	181,000	176,903
0.250%, 8/31/25	1,200,000	1,125,376
5.000%, 9/30/25	500,000	501,301
5.000%, 10/31/25	1,000,000	1,003,042
2.250%, 11/15/25	900,000	864,675
0.375%, 11/30/25	1,160,000	1,079,239
4.875%, 11/30/25	749,000	750,322
4.000%, 12/15/25	2,459,000	2,429,193
0.375%, 12/31/25	1,250,000	1,159,591
3.875%, 1/15/26	700,000	690,101
0.375%, 1/31/26	3,100,000	2,866,479
4.250%, 1/31/26	93,000	92,288
1.625%, 2/15/26	3,125,000	2,955,248
0.500%, 2/28/26	4,035,400	3,730,235
4.625%, 2/28/26(x)	2,000,000	1,998,799
4.625%, 3/15/26	322,000	321,780
0.750%, 3/31/26	1,676,000	1,553,275
4.500%, 3/31/26	1,000,000	997,754
3.750%, 4/15/26	79,000	77,648
0.750%, 4/30/26	4,805,000	4,440,124
2.375%, 4/30/26	650,000	621,363
1.625%, 5/15/26	6,950,000	6,533,543
3.625%, 5/15/26	1,110,000	1,088,233
0.750%, 5/31/26	3,468,000	3,195,708
4.125%, 6/15/26	561,000	555,565
0.875%, 6/30/26	3,004,000	2,770,465
4.500%, 7/15/26	1,204,000	1,202,307
0.625%, 7/31/26	1,950,000	1,782,117
1.500%, 8/15/26	8,103,000	7,553,536
4.625%, 9/15/26	170,000	170,426
0.875%, 9/30/26	1,800,000	1,647,563
4.625%, 10/15/26	513,000	514,603
2.000%, 11/15/26	3,118,000	2,927,635
1.500%, 1/31/27	71,000	65,492
2.250%, 2/15/27	3,625,000	3,413,730
4.125%, 2/15/27	70,000	69,437
4.250%, 3/15/27	56,000	55,764
0.625%, 3/31/27	1,000,000	894,960
2.375%, 5/15/27	2,510,000	2,362,544
0.500%, 5/31/27	2,228,000	1,973,956
0.500%, 6/30/27	750,000	662,781
2.250%, 8/15/27	4,175,000	3,898,732
0.500%, 8/31/27	2,515,600	2,210,387
0.375%, 9/30/27	281,500	245,543
4.125%, 9/30/27	13,000	12,903
2.250%, 11/15/27	4,710,000	4,382,140
0.625%, 11/30/27	875,000	766,103
3.875%, 11/30/27	500,000	492,191
0.625%, 12/31/27	800,000	698,500
3.875%, 12/31/27	861,000	847,412
3.500%, 1/31/28	1,100,000	1,068,203
2.750%, 2/15/28	3,110,000	2,936,763
4.000%, 2/29/28	1,000,000	988,750
1.250%, 3/31/28	500,000	444,453
3.625%, 3/31/28	2,436,700	2,376,354
3.500%, 4/30/28	500,000	485,234
2.875%, 5/15/28	1,010,000	956,107
3.625%, 5/31/28	3,650,000	3,558,750
1.250%, 6/30/28	500,000	441,641
4.000%, 6/30/28	3,643,700	3,604,416
4.125%, 7/31/28	1,023,000	1,017,245
2.875%, 8/15/28	3,020,000	2,852,915
4.375%, 8/31/28	1,250,000	1,255,566
1.250%, 9/30/28	1,676,700	1,472,073
4.625%, 9/30/28	250,000	253,711
3.125%, 11/15/28	3,728,000	3,552,085
4.375%, 11/30/28	512,000	515,000
3.750%, 12/31/28	850,000	832,413
4.000%, 1/31/29	5,004,000	4,955,133
2.625%, 2/15/29	2,224,000	2,067,281
4.250%, 2/28/29(x)	1,129,000	1,131,193
2.375%, 5/15/29	3,630,000	3,322,584
4.000%, 10/31/29	500,000	494,375
1.750%, 11/15/29	530,000	466,897
3.875%, 11/30/29	500,000	491,250
3.875%, 12/31/29	892,000	876,251
3.500%, 1/31/30	600,000	577,641
1.500%, 2/15/30	1,851,000	1,591,571
4.000%, 2/28/30	515,000	509,086
3.625%, 3/31/30	500,000	484,297
3.500%, 4/30/30	750,000	721,055
0.625%, 5/15/30	1,575,000	1,272,551
3.750%, 5/31/30	550,000	535,863
3.750%, 6/30/30	400,000	389,625
4.000%, 7/31/30	601,000	593,488
0.625%, 8/15/30	1,500,000	1,201,641
4.625%, 9/30/30	256,000	261,800
4.875%, 10/31/30	1,000,800	1,037,861
0.875%, 11/15/30	1,900,000	1,539,000
4.375%, 11/30/30	517,000	521,524
3.750%, 12/31/30	1,250,000	1,216,016
4.000%, 1/31/31	750,000	740,742
1.125%, 2/15/31	2,400,000	1,969,125
4.250%, 2/28/31	645,000	646,649
4.125%, 3/31/31	250,000	248,789
1.625%, 5/15/31	3,651,000	3,078,249
1.250%, 8/15/31	4,198,000	3,421,370
1.375%, 11/15/31	2,500,000	2,043,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
1.875%, 2/15/32		$3,200,000	$2,704,500
2.875%, 5/15/32		1,660,900	1,509,084
2.750%, 8/15/32		4,179,000	3,751,306
4.125%, 11/15/32		846,000	840,845
3.500%, 2/15/33		750,000	710,859
3.375%, 5/15/33		1,713,000	1,606,204
3.875%, 8/15/33		1,611,000	1,570,222
4.500%, 11/15/33		1,500,000	1,534,687
4.000%, 2/15/34		3,211,000	3,161,074

Total U.S. Treasury Obligations			289,034,637

Total Long-Term Debt Securities (111.4%) (Cost $1,037,066,587)			948,181,878

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
AT&T, Inc.
6.28%, 4/18/24(n)(p)§		250,000	249,218
6.24%, 4/19/24(n)(p)§		250,000	249,179
Bacardi-Martini BV
6.85%, 4/17/24(n)(p)		400,000	398,710
CVS Health Corp.
21.60%, 4/1/24(n)(p)§		400,000	399,760

Total Commercial Paper			1,296,867

Foreign Government Treasury Bill (0.0%)†
Federative Republic of Brazil
0.00%, 7/1/24(p)	BRL	1,700,000	330,801

	Number of Shares		Value (Note 1)
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.20% (7 day yield) (xx)		2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)		1,500,000	1,500,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)		242,775	242,775
JPMorgan Prime Money Market Fund, IM Shares 5.58% (7 day yield)		3,146,190	3,147,448

Total Investment Companies			6,890,223

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.3%)
U.S. Treasury Bills
10.50%, 4/2/24(p)		$2,500,000	2,498,543
5.35%, 6/25/24(p)(w)		500,000	493,688

Total U.S. Treasury Obligations			2,992,231

Total Short-Term Investments (1.3%) (Cost $11,521,785)			11,510,122

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
U.S. Treasury 2 Year Note 04/26/2024 at USD 102.00, American Style Notional Amount: USD 400,000 Exchange Traded*		2	437

Total Options Purchased (0.0%)† (Cost $384)			437

Total Investments Before Securities Sold Short (112.7%) (Cost $1,048,588,756)			959,692,437

	Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.2%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 4/25/39 TBA		$(200,135)	(173,351)
3.500%, 4/25/39 TBA		(43,000)	(40,870)
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 4/25/54 TBA		(278,000)	(209,521)
4.000%, 4/25/54 TBA		(804,100)	(745,426)
6.000%, 4/25/54 TBA		(255,500)	(258,035)
4.000%, 5/25/54 TBA		(200,000)	(185,476)
7.000%, 5/25/54 TBA		(35,000)	(36,034)

Total Securities Sold Short (-0.2%) (Proceeds Received $1,653,871)			(1,648,713)

Total Investments after Securities Sold Short (112.5%) (Cost $1,046,934,885)			958,043,724
Other Assets Less Liabilities (-12.5%)			(106,754,441)

Net Assets (100%)			$851,289,283

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2024, the market value of these securities amounted to $138,322,371 or 16.2% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $170,956.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $11,344,273 or 1.3% of net assets.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $114,461.

(x)	All or a portion of security is on loan at March 31, 2024.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.

(z)	All or a portion of the security is held as a Sale-Buyback position.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $6,187,619. This was collateralized by $2,588,086 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.500%, maturing 3/31/24 – 2/15/54 and by cash of $3,742,775 which was subsequently invested in investment companies.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

ASX — Australian Securities Exchange

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

ICE IBA — ICE Benchmark Administration Limited

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST
MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Futures contracts outstanding as of March 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	13	6/2024	EUR	1,870,661	27,273
U.S. Treasury 2 Year Note	55	6/2024	USD	11,246,641	(1,284)
U.S. Treasury 5 Year Note	94	6/2024	USD	10,059,469	23,872
U.S. Treasury 10 Year Note	14	6/2024	USD	1,551,156	3,335
U.S. Treasury Long Bond	19	6/2024	USD	2,288,313	43,288
U.S. Treasury Ultra Bond	4	6/2024	USD	516,000	725
3 Month SONIA	1	3/2025	GBP	301,670	(2,076)

					95,133

Short Contracts
Euro-Bobl	(3)	6/2024	EUR	(382,722)	(2,342)
Euro-BTP	(11)	6/2024	EUR	(1,412,333)	(19,763)
Euro-Bund	(10)	6/2024	EUR	(1,438,970)	(8,464)
Euro-Buxl	(2)	6/2024	EUR	(293,016)	(7,321)
Japan 10 Year Bond	(10)	6/2024	JPY	(9,636,676)	(15,800)
Long Gilt	(15)	6/2024	GBP	(1,892,089)	(11,726)
U.S. Treasury 10 Year Note	(39)	6/2024	USD	(4,321,078)	(30,524)
U.S. Treasury 10 Year Ultra Note	(212)	6/2024	USD	(24,297,187)	(180,458)
U.S. Treasury Long Bond	(29)	6/2024	USD	(3,492,687)	(78,660)
U.S. Treasury Ultra Bond	(15)	6/2024	USD	(1,935,000)	(57,207)

					(412,265)

					(317,132)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,821,734	USD	1,183,191	HSBC Bank plc	4/2/2024	3,942
USD	411,967	AUD	624,000	Goldman Sachs Bank USA	4/2/2024	5,338
USD	482,627	BRL	2,406,060	Deutsche Bank AG**	4/2/2024	2,893
USD	106,452	DKK	732,345	Bank of America	4/2/2024	528
USD	12,733	DKK	87,390	JPMorgan Chase Bank	4/2/2024	93
USD	6,995,385	EUR	6,436,000	Deutsche Bank AG	4/2/2024	51,906
USD	22,904	EUR	21,000	HSBC Bank plc	4/2/2024	248
USD	3,740,583	GBP	2,954,358	Bank of America	4/2/2024	11,740
USD	119,148	GBP	93,000	Barclays Bank plc	4/2/2024	1,768
USD	6,007,003	GBP	4,738,967	Goldman Sachs Bank USA	4/2/2024	25,715
USD	253,399	GBP	199,000	HSBC Bank plc	4/2/2024	2,231
USD	234,434	GBP	183,000	JPMorgan Chase Bank	4/2/2024	3,460
USD	59,456	JPY	8,900,000	Barclays Bank plc	4/2/2024	664
PEN	22,055	USD	5,928	Deutsche Bank AG**	4/5/2024	1
USD	56,642	IDR	883,898,145	Deutsche Bank AG**	4/19/2024	927
USD	176,092	IDR	2,747,208,070	HSBC Bank plc**	4/19/2024	2,928
USD	109,011	EUR	100,000	Deutsche Bank AG	4/22/2024	1,040
USD	231,943	AUD	353,815	Bank of America	5/2/2024	1,181
USD	52,493	DKK	359,961	Bank of America	5/2/2024	351
USD	66,701	DKK	460,000	Barclays Bank plc	5/2/2024	68
USD	6,366,676	EUR	5,857,000	Bank of America	5/2/2024	40,255
USD	398,072	EUR	367,000	JPMorgan Chase Bank	5/2/2024	1,658
USD	10,142,024	GBP	8,028,325	HSBC Bank plc	5/2/2024	7,412
BRL	2,725,047	USD	540,362	Deutsche Bank AG**	5/3/2024	1,284
USD	6,979	EUR	6,351	BNP Paribas	5/16/2024	115
USD	57,187	PEN	211,422	Deutsche Bank AG**	5/16/2024	402
MXN	4,217,779	USD	248,293	Barclays Bank plc	6/20/2024	2,234
USD	2,185	EUR	2,000	Deutsche Bank AG	6/20/2024	20
USD	1,372,502	EUR	1,256,167	Toronto Dominion Bank	6/20/2024	12,887
USD	1,343,790	EUR	1,228,833	UBS AG	6/20/2024	13,762
USD	26,696	JPY	3,964,000	Deutsche Bank AG	6/20/2024	187
USD	112,146	MXN	1,884,000	Bank of America	6/20/2024	241
USD	158,626	MYR	740,401	Goldman Sachs Bank USA**	6/20/2024	1,389
USD	419,818	PEN	1,553,872	Deutsche Bank AG**	6/20/2024	2,697
USD	499,000	TWD	15,483,970	Barclays Bank plc**	6/20/2024	10,718
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	5,097
USD	100,648	BRL	500,000	JPMorgan Chase Bank**	7/2/2024	1,825

Total unrealized appreciation						219,205

AUD	353,815	USD	231,749	Bank of America	4/2/2024	(1,185)
BRL	5,121,754	USD	1,035,872	JPMorgan Chase Bank**	4/2/2024	(14,666)
DKK	360,501	USD	52,493	Bank of America	4/2/2024	(351)
EUR	5,857,000	USD	6,358,945	Bank of America	4/2/2024	(40,120)
EUR	600,000	USD	656,971	Barclays Bank plc	4/2/2024	(9,661)
GBP	191,000	USD	241,145	Barclays Bank plc	4/2/2024	(75)
GBP	8,028,325	USD	10,140,322	HSBC Bank plc	4/2/2024	(7,372)
USD	1,205,038	AUD	1,854,000	Deutsche Bank AG	4/2/2024	(3,121)
USD	540,362	BRL	2,716,293	Deutsche Bank AG**	4/2/2024	(1,228)
USD	340,430	CAD	462,494	Barclays Bank plc	4/2/2024	(1,007)
USD	64,249	GBP	51,000	HSBC Bank plc	4/2/2024	(121)
USD	137,413	PEN	523,228	JPMorgan Chase Bank**	4/5/2024	(3,240)
EUR	101,084	USD	109,185	Barclays Bank plc	4/22/2024	(43)
USD	280,017	MXN	4,823,262	Barclays Bank plc	4/22/2024	(9,216)
USD	197,126	AUD	302,451	HSBC Bank plc	5/2/2024	(136)
USD	339,744	CAD	460,681	HSBC Bank plc	5/2/2024	(504)
USD	464,452	COP	1,832,178,701	JPMorgan Chase Bank**	5/16/2024	(5,979)
IDR	3,201,331,662	USD	206,237	Bank of America**	6/20/2024	(4,758)
IDR	200,664,939	USD	12,819	HSBC Bank plc**	6/20/2024	(191)
IDR	5,382,310,637	USD	340,797	JPMorgan Chase Bank**	6/20/2024	(2,056)
USD	498,305	MXN	8,421,000	Goldman Sachs Bank USA	6/20/2024	(1,883)
USD	1,410,854	MXN	23,957,006	JPMorgan Chase Bank	6/20/2024	(12,138)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	2,426,880	USD	482,627	Deutsche Bank AG**	7/2/2024	(2,963)

Total unrealized depreciation						(122,014)

Net unrealized appreciation						97,191

**	Non-deliverable forward.

Written Put Options Contracts as of March 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	2	USD	(500,000)	USD 94.88	4/12/2024	(200)
3 Month SOFR	Exchange Traded	3	USD	(750,000)	USD 95.00	4/12/2024	(1,069)
U.S. Treasury 2 Year Note	Exchange Traded	3	USD	(600,000)	USD 101.75	4/26/2024	(281)

							(1,550)

Total Written Options Contracts (Premiums Received ($1,369))							(1,550)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$65,164,660	$—	$65,164,660
Collateralized Mortgage Obligations	—	72,328,786	—	72,328,786
Commercial Mortgage-Backed Securities	—	48,070,107	—	48,070,107
Corporate Bonds
Communication Services	—	11,666,138	—	11,666,138
Consumer Discretionary	—	9,196,623	—	9,196,623
Consumer Staples	—	8,010,190	—	8,010,190
Energy	—	19,476,471	—	19,476,471
Financials	—	87,411,456	—	87,411,456
Health Care	—	14,663,700	—	14,663,700
Industrials	—	12,569,215	—	12,569,215
Information Technology	—	10,801,642	—	10,801,642
Materials	—	3,159,580	—	3,159,580
Real Estate	—	8,141,999	—	8,141,999
Utilities	—	24,598,290	—	24,598,290
Foreign Government Securities	—	15,452,645	2,394	15,455,039
Forward Currency Contracts	—	219,205	—	219,205
Futures	98,493	—	—	98,493
Mortgage-Backed Securities	—	226,354,199	—	226,354,199
Municipal Bonds	—	2,688,945	—	2,688,945
Options Purchased
Put Options Purchased	437	—	—	437
Short-Term Investments
Commercial Paper	—	1,296,867	—	1,296,867
Foreign Government Treasury Bill	—	330,801	—	330,801
Investment Companies	6,890,223	—	—	6,890,223
U.S. Treasury Obligations	—	2,992,231	—	2,992,231
Supranational	—	5,818,515	—	5,818,515
U.S. Government Agency Securities	—	13,571,686	—	13,571,686
U.S. Treasury Obligations	—	289,034,637	—	289,034,637

Total Assets	$6,989,153	$953,018,588	$2,394	$960,010,135

Liabilities:
Forward Currency Contracts	$—	$(122,014)	$—	$(122,014)
Futures	(415,625)	—	—	(415,625)
Mortgage-Backed Securities	—	(1,648,713)	—	(1,648,713)
Options Written
Put Options Written	(1,550)	—	—	(1,550)

Total Liabilities	$(417,175)	$(1,770,727)	$—	$(2,187,902)

Total	$6,571,978	$951,247,861	$2,394	$957,822,233

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,701,072
Aggregate gross unrealized depreciation	(96,867,354)

Net unrealized depreciation	$(92,166,282)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,049,988,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.5%)
Entertainment (1.1%)
Electronic Arts, Inc.	52,723	$6,994,760
Netflix, Inc.*	9,455	5,742,305
Playtika Holding Corp.	2,200	15,510
ROBLOX Corp., Class A*	15,577	594,730
Take-Two Interactive Software, Inc.*	5,000	742,450
Ubisoft Entertainment SA*	52,947	1,114,162
Universal Music Group NV	92,617	2,785,766
Walt Disney Co. (The)	8,878	1,086,312
Warner Music Group Corp., Class A	45,484	1,501,882

		20,577,877

Interactive Media & Services (10.1%)
Alphabet, Inc., Class A*	500,361	75,519,486
Alphabet, Inc., Class C*	107,166	16,317,095
Autohome, Inc. (ADR)	95,553	2,505,400
Bumble, Inc., Class A*	3,148	35,730
Cargurus, Inc., Class A*	2,702	62,362
IAC, Inc.*	2,196	117,135
LY Corp.(x)	637,700	1,611,311
Match Group, Inc.*	8,571	310,956
Meta Platforms, Inc., Class A	151,670	73,647,919
Pinterest, Inc., Class A*	18,770	650,756
Shutterstock, Inc.	755	34,586
Snap, Inc., Class A*	32,587	374,099
Tencent Holdings Ltd.	158,100	6,136,629
Tencent Holdings Ltd. (ADR)	15,276	596,222
TripAdvisor, Inc.*	74,280	2,064,241
Trustpilot Group plc(m)*	372,061	933,558
Yelp, Inc., Class A*	2,159	85,065
Ziff Davis, Inc.*	1,450	91,408
ZipRecruiter, Inc., Class A*	2,403	27,610
ZoomInfo Technologies, Inc., Class A*	9,342	149,752

		181,271,320

Media (0.1%)
Charter Communications, Inc., Class A*	5,202	1,511,857

Wireless Telecommunication Services (0.2%)
SK Telecom Co. Ltd.	71,254	2,821,050

Total Communication Services		206,182,104

Consumer Discretionary (2.8%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A(x)*	28,462	915,053

Broadline Retail (2.0%)
Alibaba Group Holding Ltd. (ADR)	154,632	11,189,172
Amazon.com, Inc.*	123,690	22,311,202
Rakuten Group, Inc.*	379,800	2,147,634

		35,648,008

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	17,618	2,906,265
Amadeus IT Group SA	61,940	3,972,017
Deliveroo plc, Class A(m)*	911,610	1,361,146
Expedia Group, Inc.*	4,138	570,010
Just Eat Takeaway.com NV(m)*	97,466	1,444,567
Trainline plc(m)*	290,778	1,359,388
Trip.com Group Ltd. (ADR)*	56,298	2,470,919

		14,084,312

Total Consumer Discretionary		50,647,373

Consumer Staples (0.1%)
Consumer Staples Distribution & Retail (0.1%)
Ocado Group plc*	126,609	727,248

Total Consumer Staples		727,248

Energy (0.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	126,196	4,227,566
TGS ASA	149,692	1,629,421

Total Energy		5,856,987

Financials (3.8%)
Capital Markets (0.2%)
CME Group, Inc.	16,216	3,491,143

Financial Services (3.6%)
Adyen NV(m)*	4,065	6,876,503
Block, Inc., Class A*	139,377	11,788,507
Fidelity National Information Services, Inc.	127,787	9,479,240
Global Payments, Inc.	51,927	6,940,563
Visa, Inc., Class A	58,392	16,296,039
WEX, Inc.*	39,286	9,331,603
Worldline SA(m)*	231,597	2,868,375

		63,580,830

Total Financials		67,071,973

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Hoya Corp.	46,156	5,742,821

Total Health Care		5,742,821

Industrials (2.0%)
Aerospace & Defense (0.3%)
Rolls-Royce Holdings plc*	776,652	4,182,732

Electrical Equipment (0.4%)
Acuity Brands, Inc.	7,951	2,136,672
Siemens Energy AG(x)*	198,946	3,649,833
Ushio, Inc.(x)	104,300	1,329,415

		7,115,920

Ground Transportation (0.4%)
Full Truck Alliance Co. Ltd. (ADR)*	54,013	392,674
Uber Technologies, Inc.*	82,510	6,352,445

		6,745,119

Industrial Conglomerates (0.2%)
Samsung C&T Corp.	21,622	2,571,352
SK Square Co. Ltd.*	12,178	711,005

		3,282,357

Machinery (0.1%)
Nabtesco Corp.	60,000	1,002,576
THK Co. Ltd.	52,400	1,225,367

		2,227,943

Professional Services (0.6%)
Concentrix Corp.	16,026	1,061,242
Dayforce, Inc.*	85,602	5,667,708
Teleperformance SE	33,333	3,239,395
WNS Holdings Ltd.*	23,247	1,174,671

		11,143,016

Trading Companies & Distributors (0.0%)†
Rexel SA	4,468	120,652

Total Industrials		34,817,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (47.8%)
Communications Equipment (3.3%)
Accton Technology Corp.	326,500	$4,677,621
ADTRAN Holdings, Inc.	2,234	12,153
Applied Optoelectronics, Inc.*	1,065	14,761
Arista Networks, Inc.*	51,772	15,012,844
Aviat Networks, Inc.*	396	15,183
Calix, Inc.*	1,849	61,313
Ciena Corp.*	50,988	2,521,357
Cisco Systems, Inc.	310,646	15,504,342
Clearfield, Inc.(x)*	394	12,151
CommScope Holding Co., Inc.*	6,687	8,760
Digi International, Inc.*	1,143	36,496
Extreme Networks, Inc.*	4,059	46,841
F5, Inc.*	1,854	351,500
Harmonic, Inc.*	212,364	2,854,172
Infinera Corp.(x)*	6,297	37,971
Juniper Networks, Inc.	96,133	3,562,689
Lumentum Holdings, Inc.*	2,125	100,619
Motorola Solutions, Inc.	5,234	1,857,965
NETGEAR, Inc.*	934	14,729
NetScout Systems, Inc.*	2,240	48,922
Ribbon Communications, Inc.*	2,762	8,838
Telefonaktiebolaget LM Ericsson, Class B(x)	2,395,730	12,900,773
Viasat, Inc.*	2,371	42,891
Viavi Solutions, Inc.*	7,018	63,794

		59,768,685

Electronic Equipment, Instruments & Components (3.2%)
Advanced Energy Industries, Inc.	1,176	119,928
Amphenol Corp., Class A	18,878	2,177,577
Arrow Electronics, Inc.*	1,697	219,694
Avnet, Inc.	2,850	141,303
Badger Meter, Inc.	925	149,674
Belden, Inc.	1,314	121,689
Benchmark Electronics, Inc.	1,125	33,761
CDW Corp.	4,224	1,080,415
Celestica, Inc.*	3,751	168,570
Chroma ATE, Inc.	584,000	4,607,621
Cognex Corp.	5,428	230,256
Coherent Corp.*	4,165	252,482
Corning, Inc.	165,696	5,461,340
Crane NXT Co.	1,522	94,212
CTS Corp.	983	45,994
E Ink Holdings, Inc.	1,080,000	7,660,412
ePlus, Inc.*	840	65,974
Fabrinet*	1,145	216,428
Flex Ltd.*	556,006	15,907,332
Hon Hai Precision Industry Co. Ltd.	813,000	3,950,240
Insight Enterprises, Inc.*	873	161,959
IPG Photonics Corp.*	932	84,523
Itron, Inc.*	1,435	132,766
Jabil, Inc.	4,022	538,747
Keysight Technologies, Inc.*	5,508	861,341
Knowles Corp.*	2,809	45,225
Littelfuse, Inc.	785	190,245
Methode Electronics, Inc.	1,123	13,678
Mirion Technologies, Inc., Class A*	5,705	64,866
Murata Manufacturing Co. Ltd.	158,700	2,971,563
Novanta, Inc.*	1,129	197,315
OSI Systems, Inc.*	495	70,696
PC Connection, Inc.	356	23,471
Plexus Corp.*	871	82,588
Rogers Corp.*	528	62,668
Sanmina Corp.*	1,759	109,375
TD SYNNEX Corp.	1,799	203,467
TE Connectivity Ltd.	9,738	1,414,347
Teledyne Technologies, Inc.*	1,488	638,828
Trimble, Inc.*	64,353	4,141,759
TTM Technologies, Inc.*	3,224	50,456
Vishay Intertechnology, Inc.	3,981	90,289
Vontier Corp.	4,867	220,767
Yokogawa Electric Corp.	87,300	2,002,860
Zebra Technologies Corp., Class A*	1,620	488,333

		57,567,034

IT Services (2.7%)
Accenture plc, Class A	34,903	12,097,729
Akamai Technologies, Inc.*	30,857	3,356,007
Capgemini SE	805	185,246
CGI, Inc.*	6,508	719,069
Cloudflare, Inc., Class A*	9,400	910,202
Cognizant Technology Solutions Corp., Class A	66,264	4,856,489
DigitalOcean Holdings, Inc.*	1,600	61,088
DXC Technology Co.*	121,793	2,583,230
EPAM Systems, Inc.*	1,820	502,611
Fastly, Inc., Class A*	3,795	49,221
Gartner, Inc.*	2,458	1,171,655
GoDaddy, Inc., Class A*	4,441	527,058
Grid Dynamics Holdings, Inc.*	1,740	21,385
International Business Machines Corp.	28,854	5,509,960
Kyndryl Holdings, Inc.*	7,256	157,891
MongoDB, Inc.*	2,276	816,265
Okta, Inc.*	4,984	521,426
Perficient, Inc.*	1,097	61,750
Shopify, Inc., Class A*	38,091	2,939,482
Snowflake, Inc., Class A*	10,384	1,678,054
Squarespace, Inc., Class A*	125,598	4,576,791
Thoughtworks Holding, Inc.*	2,912	7,367
Twilio, Inc., Class A*	5,709	349,105
VeriSign, Inc.*	22,238	4,214,323

		47,873,404

Semiconductors & Semiconductor Equipment (17.7%)
Advanced Micro Devices, Inc.*	193,359	34,899,366
AEM Holdings Ltd.	235,300	381,638
AIXTRON SE	94,123	2,487,843
Allegro MicroSystems, Inc.*	2,213	59,663
Alphawave IP Group plc*	919,853	2,031,737
Ambarella, Inc.*	1,193	60,569
Amkor Technology, Inc.	3,255	104,941
ams-OSRAM AG*	1,221,556	1,418,839
Analog Devices, Inc.	15,636	3,092,645
Applied Materials, Inc.	26,238	5,411,063
ASMPT Ltd.	578,300	7,270,403
ASPEED Technology, Inc.	28,400	2,955,052
Axcelis Technologies, Inc.*	1,031	114,977
Broadcom, Inc.	11,925	15,805,514
Cirrus Logic, Inc.*	1,701	157,445
Cohu, Inc.*	1,498	49,928
Credo Technology Group Holding Ltd.*	3,973	84,188
Diodes, Inc.*	1,449	102,155
Enphase Energy, Inc.*	4,281	517,915
Entegris, Inc.	4,735	665,457
First Solar, Inc.*	25,705	4,339,004
FormFactor, Inc.*	2,455	112,022
Ichor Holdings Ltd.*	928	35,839
Impinj, Inc.*	717	92,070
Intel Corp.	133,326	5,889,009
KLA Corp.	24,177	16,889,327
Kulicke & Soffa Industries, Inc.	1,777	89,401
Lam Research Corp.	4,134	4,016,470
Lattice Semiconductor Corp.*	4,353	340,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
MACOM Technology Solutions Holdings, Inc.*	1,727	$165,170
Marvell Technology, Inc.	27,261	1,932,260
MaxLinear, Inc., Class A*	2,351	43,893
MediaTek, Inc.	32,000	1,159,873
Microchip Technology, Inc.	17,041	1,528,748
Micron Technology, Inc.	195,388	23,034,291
MKS Instruments, Inc.	1,982	263,606
Monolithic Power Systems, Inc.	1,515	1,026,291
NVIDIA Corp.	68,164	61,590,264
NXP Semiconductors NV	37,980	9,410,305
ON Semiconductor Corp.*	13,475	991,086
Onto Innovation, Inc.*	1,548	280,312
PDF Solutions, Inc.*	965	32,492
Power Integrations, Inc.	1,793	128,289
Qorvo, Inc.*	58,069	6,668,063
QUALCOMM, Inc.	113,300	19,181,690
Rambus, Inc.*	3,390	209,536
Renesas Electronics Corp.	43,100	764,172
Semtech Corp.*	2,027	55,722
Silergy Corp.	302,000	3,085,725
Silicon Laboratories, Inc.*	1,006	144,582
SiTime Corp.*	551	51,370
Skyworks Solutions, Inc.	58,702	6,358,601
SolarEdge Technologies, Inc.*	1,791	127,125
SUMCO Corp.	152,500	2,399,120
Synaptics, Inc.*	1,239	120,877
Taiwan Semiconductor Manufacturing Co. Ltd.	951,000	22,851,219
Teradyne, Inc.	4,821	543,953
Texas Instruments, Inc.	217,824	37,947,119
Ultra Clean Holdings, Inc.*	1,414	64,959
Ulvac, Inc.(x)	61,500	3,932,620
Universal Display Corp.	1,374	231,450
Veeco Instruments, Inc.*	1,777	62,497
Wolfspeed, Inc.*	25,503	752,339

		316,614,634

Software (16.9%)
A10 Networks, Inc.	2,204	30,173
ACI Worldwide, Inc.*	3,428	113,844
Adeia, Inc.	3,380	36,910
Adobe, Inc.*	48,715	24,581,589
Agilysys, Inc.*	636	53,589
Alarm.com Holdings, Inc.*	1,576	114,213
Alkami Technology, Inc.*	1,263	31,032
Altair Engineering, Inc., Class A*	1,723	148,436
ANSYS, Inc.*	10,552	3,663,232
Appfolio, Inc., Class A*	645	159,147
Appian Corp., Class A*	1,316	52,574
AppLovin Corp., Class A*	5,738	397,184
Asana, Inc., Class A*	2,593	40,166
Aspen Technology, Inc.*	882	188,113
Atlassian Corp., Class A*	4,962	968,136
Aurora Innovation, Inc., Class A*	24,894	70,201
Autodesk, Inc.*	48,628	12,663,704
AvePoint, Inc.*	2,954	23,396
Bentley Systems, Inc., Class B	7,263	379,274
BILL Holdings, Inc.*	3,017	207,328
Blackbaud, Inc.*	1,325	98,235
BlackBerry Ltd.(x)*	16,634	45,910
BlackLine, Inc.*	1,604	103,586
Box, Inc., Class A*	4,528	128,233
Braze, Inc., Class A*	1,600	70,880
C3.ai, Inc., Class A(x)*	3,009	81,454
Cadence Design Systems, Inc.*	8,579	2,670,471
CCC Intelligent Solutions Holdings, Inc.*	8,741	104,542
Clear Secure, Inc., Class A	2,667	56,727
Clearwater Analytics Holdings, Inc., Class A*	4,012	70,972
CommVault Systems, Inc.*	1,377	139,669
Confluent, Inc., Class A*	6,917	211,107
Crowdstrike Holdings, Inc., Class A*	7,178	2,301,195
Datadog, Inc., Class A*	9,528	1,177,661
Descartes Systems Group, Inc. (The)*	2,683	245,575
DocuSign, Inc.*	6,431	382,966
Dolby Laboratories, Inc., Class A	1,876	157,153
DoubleVerify Holdings, Inc.*	4,396	154,563
Dropbox, Inc., Class A*	8,078	196,295
Dynatrace, Inc.*	7,561	351,133
E2open Parent Holdings, Inc.*	5,500	24,420
Elastic NV*	42,830	4,293,279
Envestnet, Inc.*	1,568	90,803
Everbridge, Inc.*	1,303	45,383
Fair Isaac Corp.*	784	979,694
Five9, Inc.*	2,292	142,356
Fortinet, Inc.*	20,099	1,372,963
Freshworks, Inc., Class A*	5,291	96,349
Gen Digital, Inc.	17,674	395,898
Gitlab, Inc., Class A*	2,824	164,696
Guidewire Software, Inc.*	2,584	301,579
HashiCorp, Inc., Class A*	3,700	99,715
HubSpot, Inc.*	15,417	9,659,676
Informatica, Inc., Class A*	58,078	2,032,730
Intapp, Inc.*	1,025	35,158
InterDigital, Inc.	811	86,339
Intuit, Inc.	33,618	21,851,700
Jamf Holding Corp.*	1,626	29,837
Lightspeed Commerce, Inc.*	4,349	61,147
LiveRamp Holdings, Inc.*	2,087	72,002
Manhattan Associates, Inc.*	1,941	485,696
Marathon Digital Holdings, Inc.(x)*	7,020	158,512
Matterport, Inc.*	7,518	16,991
MeridianLink, Inc.*	645	12,061
Microsoft Corp.	265,998	111,910,679
MicroStrategy, Inc., Class A*	470	801,143
Model N, Inc.*	1,120	31,886
N-able, Inc.*	2,192	28,649
nCino, Inc.*	1,926	71,994
NCR Voyix Corp.*	4,230	53,425
Nutanix, Inc., Class A*	7,653	472,343
Open Text Corp.	8,573	332,890
Oracle Corp.	68,044	8,547,007
PagerDuty, Inc.*	69,797	1,582,996
Palantir Technologies, Inc., Class A*	60,690	1,396,477
Palo Alto Networks, Inc.*	9,943	2,825,105
Pegasystems, Inc.	1,344	86,876
PowerSchool Holdings, Inc., Class A*	1,813	38,599
Procore Technologies, Inc.*	20,425	1,678,322
Progress Software Corp.	1,384	73,781
PROS Holdings, Inc.*	1,349	49,009
PTC, Inc.*	14,395	2,719,791
Q2 Holdings, Inc.*	1,849	97,183
Qualys, Inc.*	1,160	193,569
Rapid7, Inc.*	1,938	95,040
RingCentral, Inc., Class A*	2,643	91,818
Riot Platforms, Inc.*	6,512	79,707
Roper Technologies, Inc.	3,369	1,889,470
Salesforce, Inc.	45,283	13,638,334
Samsara, Inc., Class A*	5,421	204,860
SAP SE	45,866	8,929,618
SentinelOne, Inc., Class A*	7,844	182,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
ServiceNow, Inc.*	28,237	$21,527,889
Smartsheet, Inc., Class A*	4,297	165,435
SolarWinds Corp.*	1,629	20,558
Sprinklr, Inc., Class A*	3,729	45,755
Sprout Social, Inc., Class A*	1,538	91,834
SPS Commerce, Inc.*	1,157	213,929
Synopsys, Inc.*	25,676	14,673,834
Temenos AG (Registered)	13,931	996,031
Tenable Holdings, Inc.*	3,694	182,594
Teradata Corp.*	3,084	119,258
Tyler Technologies, Inc.*	1,328	564,413
UiPath, Inc., Class A*	12,811	290,425
Unity Software, Inc.*	7,550	201,585
Varonis Systems, Inc.*	3,441	162,312
Verint Systems, Inc.*	1,987	65,869
Vertex, Inc., Class A*	1,427	45,322
Workday, Inc., Class A*	19,563	5,335,808
Workiva, Inc., Class A*	1,504	127,539
Zeta Global Holdings Corp., Class A*	4,769	52,125
Zoom Video Communications, Inc., Class A*	56,035	3,663,008
Zscaler, Inc.*	2,807	540,712
Zuora, Inc., Class A*	4,257	38,824

		302,408,026

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	283,892	48,681,800
Corsair Gaming, Inc.*	1,364	16,832
Dell Technologies, Inc., Class C	8,413	960,007
Hewlett Packard Enterprise Co.	40,994	726,824
HP, Inc.	27,498	830,990
IonQ, Inc.*	5,422	54,166
NetApp, Inc.	6,497	681,990
Pure Storage, Inc., Class A*	9,366	486,938
Samsung Electronics Co. Ltd.	127,125	7,629,861
Samsung Electronics Co. Ltd. (Preference)(q)	153,699	7,672,106
Seagate Technology Holdings plc	6,144	571,699
Super Micro Computer, Inc.*	1,535	1,550,396
Western Digital Corp.*	10,225	697,754
Xerox Holdings Corp.	3,566	63,831

		70,625,194

Total Information Technology		854,856,977

Real Estate (0.2%)
Real Estate Management & Development (0.0%)†
KE Holdings, Inc. (ADR)	13,566	186,261

Specialized REITs (0.2%)
Crown Castle, Inc. (REIT)	30,416	3,218,925

Total Real Estate		3,405,186

Total Common Stocks (68.8%) (Cost $757,077,148)		1,229,308,408

EXCHANGE TRADED FUNDS (ETF):
Equity (30.4%)
iShares Expanded Tech Sector ETF(x)‡	2,132,761	183,801,343
Technology Select Sector SPDR Fund	859,200	178,945,584
Vanguard Information Technology ETF(x)	345,500	181,159,470

Total Exchange Traded Funds (30.4%) (Cost $61,881,710)		543,906,397

SHORT-TERM INVESTMENTS:
Investment Companies (2.5%)
Dreyfus Treasury Obligations Cash Management Fund 5.20% (7 day yield) (xx)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund 5.21% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	24,082,612	24,082,612

Total Investment Companies		44,082,612

Total Short-Term Investments (2.5%) (Cost $44,082,612)		44,082,612

Total Investments in Securities (101.7%) (Cost $863,041,470)		1,817,297,417
Other Assets Less Liabilities (-1.7%)		(30,269,093)

Net Assets (100%)		$1,787,028,324

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the market value or fair value, as applicable, of these securities amounted to $14,843,537 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2024.

(xx)

At March 31, 2024, the Portfolio had loaned securities with a total value of $48,785,726. This was collateralized by $6,769,199 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 4/18/24 – 2/15/54 and by cash of $44,082,612 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2024, were as follows:

Security Description	Shares at March 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	2,132,761	168,000,273	3,001,270	(12,062,246)	3,624,795	21,237,251	183,801,343	80,035	—

Forward Foreign Currency Contracts outstanding as of March 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	393,994	EUR	364,877	Royal Bank of Canada	4/3/2024	332

Total unrealized appreciation						332

GBP	3,981	USD	5,026	Deutsche Bank AG	4/3/2024	(2)

Total unrealized depreciation						(2)

Net unrealized appreciation						330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$190,779,628	$15,402,476	$—	$206,182,104
Consumer Discretionary	40,362,621	10,284,752	—	50,647,373
Consumer Staples	—	727,248	—	727,248
Energy	4,227,566	1,629,421	—	5,856,987
Financials	57,327,095	9,744,878	—	67,071,973
Health Care	—	5,742,821	—	5,742,821
Industrials	16,785,412	18,032,327	—	34,817,739
Information Technology	739,934,784	114,922,193	—	854,856,977
Real Estate	3,405,186	—	—	3,405,186
Exchange Traded Funds	543,906,397	—	—	543,906,397
Forward Currency Contracts	—	332	—	332
Short-Term Investments
Investment Companies	44,082,612	—	—	44,082,612

Total Assets	$1,640,811,301	$176,486,448	$—	$1,817,297,749

Liabilities:
Forward Currency Contracts	$—	$(2)	$—	$(2)

Total Liabilities	$—	$(2)	$—	$(2)

Total	$1,640,811,301	$176,486,446	$—	$1,817,297,747

As of March 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$963,617,842
Aggregate gross unrealized depreciation	(26,971,133)

Net unrealized appreciation	$936,646,709

Federal income tax cost of investments in securities and derivative instruments, if applicable	$880,651,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2024 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Advisors Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2024, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2024 (Unaudited)

Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.